UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number:
811-09729
Name of Fund:
iShares Trust
Fund Address:  c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105
Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE  19801

Registrant's telephone number, including area code:
(415) 670-2000
Date of fiscal year end:
10/31/2025
Date of reporting period:
4/30/2025
Item 1 — Report to Stockholders
(a) The Report to Shareholders is attached herewith

iShares 0-5 Year High Yield Corporate Bond ETF
SHYG | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares 0-5 Year High Yield Corporate Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 0-5 Year High Yield Corporate Bond ETF	$15	0.30%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	1.69%	7.84%	6.41%	4.26%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	1.87
Markit iBoxx® USD Liquid High Yield 0-5 Index	1.68	8.01	6.64	4.58
Key Fund statistics
Net Assets	$5,994,914,612
Number of Portfolio Holdings	1,169
Portfolio Turnover Rate	14%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	0.6%
Ba	38.4%
B	41.8%
Caa	16.0%
Ca	0.7%
Not Rated	2.5%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	3.4%
1-2 Years	12.4%
2-3 Years	22.0%
3-4 Years	32.0%
4-5 Years	30.1%
5-6 Years	0.1%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, Markit Indices Limited and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares 0-5 Year High Yield Corporate Bond ETF
Semi-Annual Shareholder Report — April 30, 2025
SHYG-04/25-SAR

iShares 0-5 Year Investment Grade Corporate Bond ETF
SLQD | NASDAQ
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares 0-5 Year Investment Grade Corporate Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 0-5 Year Investment Grade Corporate Bond ETF	$3	0.06%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	3.01%	7.23%	2.36%	2.43%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	1.87
Markit iBoxx® USD Liquid Investment Grade 0-5 Index	2.94	7.20	2.38	2.47
Key Fund statistics
Net Assets	$2,212,799,884
Number of Portfolio Holdings	2,776
Portfolio Turnover Rate	13%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.7%
Aa	8.5%
A	46.2%
Baa	40.4%
Ba	2.2%
Not Rated	1.0%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	17.9%
1-5 Years	81.9%
5-10 Years	0.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, Markit Indices Limited and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares 0-5 Year Investment Grade Corporate Bond ETF
Semi-Annual Shareholder Report — April 30, 2025
SLQD-04/25-SAR

iShares 1-3 Year International Treasury Bond ETF
ISHG | NASDAQ
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares 1-3 Year International Treasury Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 1-3 Year International Treasury Bond ETF	$18	0.35%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	5.64%	10.26%	(0.21)%	(0.26)%
FTSE World Broad Investment-Grade Bond Index	3.80	8.91	(1.39)	0.74
FTSE World Government Bond Index – Developed Markets 1-3 Years Capped Select Index	6.32	10.69	0.20	0.00
Key Fund statistics
Net Assets	$287,926,961
Number of Portfolio Holdings	156
Portfolio Turnover Rate	54%
The performance of the FTSE World Government Bond Index – Developed Markets 1-3 Years Capped Select Index in this report reflects the performance of the S&P International Sovereign Ex-U.S. 1-3 Year Bond Index through August 31, 2020 and, beginning on September 1, 2020, the performance of the FTSE World Government Bond Index – Developed Markets 1-3 Years Capped Select Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	32.2%
Aa	28.7%
A	13.9%
Baa	18.6%
Not Rated	6.6%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Italy	9.4%
Japan	9.3%
Germany	8.6%
France	8.6%
Spain	5.8%
United Kingdom	5.3%
Australia	4.7%
Belgium	4.6%
Singapore	4.6%
Austria	4.6%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Fixed Income LLC, S&P Dow Jones Indices LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares 1-3 Year International Treasury Bond ETF
Semi-Annual Shareholder Report — April 30, 2025
ISHG-04/25-SAR

iShares 20+ Year Treasury Bond BuyWrite Strategy ETF
TLTW | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares 20+ Year Treasury Bond BuyWrite Strategy ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	$10(a)	0.20%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	1.25%	9.16%	(3.76)%
ICE BofA US Broad Market Index	2.52	7.99	2.09
Cboe TLT 2% OTM BuyWrite Index	1.86	10.40	(2.91)
Key Fund statistics
Net Assets	$1,048,123,190
Number of Portfolio Holdings	3
Portfolio Turnover Rate	0%
The inception date of the Fund was August 18, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	99.8%
Short-term Investments	1.4%
Options Written	(1.2)%
Maturity allocation (of the underlying fund)(a)
Maturity	Percent of Total Investments(b)
15-20 Years	0.0	%(c)
20-25 Years	33.4%
25-30 Years	66.6%
(a)	The underlying fund is iShares 20+ Year Treasury Bond ETF.
(b)	Excludes money market funds.
(c)	Rounds to less than 0.01%.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC, Cboe Global Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares 20+ Year Treasury Bond BuyWrite Strategy ETF
Semi-Annual Shareholder Report — April 30, 2025
TLTW-04/25-SAR

iShares Aaa - A Rated Corporate Bond ETF
QLTA | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares Aaa - A Rated Corporate Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Aaa - A Rated Corporate Bond ETF	$8	0.15%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	1.70%	7.33%	(0.45)%	2.01%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	1.87
Bloomberg U.S. Corporate Aaa - A Capped Index	1.71	7.41	(0.35)	2.11
Key Fund statistics
Net Assets	$1,655,822,993
Number of Portfolio Holdings	3,147
Portfolio Turnover Rate	7%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	38.2%
5-10 Years	27.3%
10-15 Years	7.9%
15-20 Years	6.0%
More than 20 Years	20.6%
Ten largest holdings
Security	Percent of Total Investments(a)
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.90%, 02/01/46	0.3%
Pfizer Investment Enterprises Pte Ltd., 5.30%, 05/19/53	0.2%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 4.70%, 02/01/36	0.2%
AbbVie Inc., 3.20%, 11/21/29	0.2%
Pfizer Investment Enterprises Pte Ltd., 4.75%, 05/19/33	0.2%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29	0.2%
AbbVie Inc., 4.25%, 11/21/49	0.2%
Wells Fargo & Co., 5.01%, 04/04/51	0.1%
Microsoft Corp., 2.92%, 03/17/52	0.1%
Comcast Corp., 4.15%, 10/15/28	0.1%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Aaa - A Rated Corporate Bond ETF
Semi-Annual Shareholder Report — April 30, 2025
QLTA-04/25-SAR

iShares BB Rated Corporate Bond ETF
HYBB | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares BB Rated Corporate Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares BB Rated Corporate Bond ETF	$13	0.25%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	1.90%	7.63%	3.47%
ICE BofA US Broad Market Index	2.52	7.99	(1.10)
ICE BofA BB US High Yield Constrained Index	1.97	7.73	3.59
Key Fund statistics
Net Assets	$204,445,696
Number of Portfolio Holdings	975
Portfolio Turnover Rate	12%
The inception date of the Fund was October 6, 2020.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA BB US High Yield Constrained Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3 pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4 pm. The change of the Index’s standard pricing time from 3 pm to 4 pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.1%
1-5 Years	55.3%
5-10 Years	38.6%
10-15 Years	1.1%
15-20 Years	0.5%
More than 20 Years	4.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Medline Borrower LP, 3.88%, 04/01/29	0.6%
Quikrete Holdings Inc., 6.38%, 03/01/32	0.6%
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27	0.5%
Venture Global LNG Inc., 9.50%, 02/01/29	0.4%
Intelsat Jackson Holdings SA, 6.50%, 03/15/30	0.4%
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/29	0.4%
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.63%, 12/15/30	0.4%
TransDigm Inc., 6.38%, 03/01/29	0.4%
Carnival Corp., 5.75%, 03/01/27	0.4%
DaVita Inc., 4.63%, 06/01/30	0.4%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares BB Rated Corporate Bond ETF
Semi-Annual Shareholder Report — April 30, 2025
HYBB-04/25-SAR

iShares Broad USD High Yield Corporate Bond ETF
USHY | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares Broad USD High Yield Corporate Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Broad USD High Yield Corporate Bond ETF	$4	0.08%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	1.70%	8.68%	6.30%	4.28%
ICE BofA US Broad Market Index	2.52	7.99	(0.68)	1.44
ICE BofA US High Yield Constrained Index	1.67	8.69	6.40	4.34
Key Fund statistics
Net Assets	$21,354,999,400
Number of Portfolio Holdings	1,918
Portfolio Turnover Rate	7%
The inception date of the Fund was October 25, 2017.
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA US High Yield Constrained Index. Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3 pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4 pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4 pm. The change of the Index’s standard pricing time from 3 pm to 4 pm resulted in the discontinuation of the custom 4 pm pricing variant used from March 1, 2021 through November 30, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	1.3%
Ba	41.0%
B	42.3%
Caa	12.6%
Ca	0.6%
Not Rated	2.2%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.3%
1-5 Years	62.1%
5-10 Years	34.1%
10-15 Years	0.7%
15-20 Years	0.3%
More than 20 Years	2.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Broad USD High Yield Corporate Bond ETF
Semi-Annual Shareholder Report — April 30, 2025
USHY-04/25-SAR

iShares CMBS ETF
CMBS | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares CMBS ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares CMBS ETF	$13	0.25%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	3.79%	9.16%	0.87%	2.03%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	1.87
Bloomberg U.S. CMBS (ERISA Only) Index	3.88	9.37	1.20	2.32
Key Fund statistics
Net Assets	$431,245,388
Number of Portfolio Holdings	461
Portfolio Turnover Rate	18%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	69.7%
Aa	3.1%
A	0.4%
Baa	0.2%
Not Rated	26.6%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	25.7%
5-10 Years	23.9%
10-15 Years	1.1%
15-20 Years	0.2%
20-25 Years	5.6%
25-30 Years	23.6%
30-35 Years	15.3%
35-40 Years	4.3%
More than 40 Years	0.3%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares CMBS ETF
Semi-Annual Shareholder Report — April 30, 2025
CMBS-04/25-SAR

iShares Convertible Bond ETF
ICVT | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares Convertible Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Convertible Bond ETF	$10	0.20%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	2.33%	13.09%	10.75%	9.08%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	1.98
Bloomberg U.S. Convertible Cash Pay Bond>$250MM Index	2.44	13.13	11.32	9.56
Key Fund statistics
Net Assets	$2,404,565,941
Number of Portfolio Holdings	331
Portfolio Turnover Rate	13%
The inception date of the Fund was June 2, 2015.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	16.8%
1-5 Years	70.8%
5-10 Years	10.7%
More than 20 Years	1.7%
Ten largest holdings
Security	Percent of Total Investments(a)
Alibaba Group Holding Ltd., 0.50%, 06/01/31	2.8%
MicroStrategy Inc. , 12/01/29	1.1%
Uber Technologies Inc., Series 2028, 0.88%, 12/01/28	0.9%
Ford Motor Co. , 03/15/26	0.9%
MicroStrategy Inc. , 03/01/30	0.9%
PG&E Corp., 4.25%, 12/01/27	0.9%
MicroStrategy Inc., 0.63%, 09/15/28	0.9%
Western Digital Corp., 3.00%, 11/15/28	0.9%
MicroStrategy Inc., 0.63%, 03/15/30	0.9%
JD.com Inc., 0.25%, 06/01/29	0.9%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Convertible Bond ETF
Semi-Annual Shareholder Report — April 30, 2025
ICVT-04/25-SAR

iShares Core 1-5 Year USD Bond ETF
ISTB | NASDAQ
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares Core 1-5 Year USD Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 1-5 Year USD Bond ETF	$3	0.06%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	3.20%	7.69%	1.71%	2.09%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	1.87
Bloomberg U.S. Universal 1-5 Year Index	3.21	7.73	1.74	2.15
Key Fund statistics
Net Assets	$4,536,077,190
Number of Portfolio Holdings	6,679
Portfolio Turnover Rate	17%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	61.9%
Aa	4.4%
A	11.9%
Baa	11.4%
Ba	3.4%
B	3.1%
Caa	1.2%
Ca	0.1%
Not Rated	2.6%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	56.4%
Corporate Bonds & Notes	34.7%
Foreign Government Obligations	6.2%
Collateralized Mortgage Obligations	1.8%
Asset-Backed Securities	0.8%
Municipal Debt Obligations	0.1%
Fixed Rate Loan Interests	0.0	%(b)
Common Stocks	0.0	%(b)
Preferred Stocks	0.0	%(b)
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core 1-5 Year USD Bond ETF
Semi-Annual Shareholder Report — April 30, 2025
ISTB-04/25-SAR

iShares Core International Aggregate Bond ETF
IAGG | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares Core International Aggregate Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core International Aggregate Bond ETF	$4	0.07%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	2.70%	6.87%	0.70%	2.58%
Bloomberg Global Aggregate Bond Index	3.74	8.82	(1.20)	1.18
Bloomberg Global Aggregate ex USD 10% Issuer Capped (Hedged) Index	2.83	7.13	0.82	2.70
Key Fund statistics
Net Assets	$6,984,496,357
Number of Portfolio Holdings	5,984
Portfolio Turnover Rate	14%
The inception date of the Fund was November 10, 2015.
Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Investment Type	Percent of Total Investments(a)
Foreign Government Obligations	80.5%
Corporate Bonds & Notes	19.5%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	18.3%
Japan	10.9%
France	9.5%
Germany	8.7%
United Kingdom	7.1%
Italy	5.7%
Canada	5.6%
Spain	4.4%
Supranational	3.8%
Australia	2.7%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Core International Aggregate Bond ETF
Semi-Annual Shareholder Report — April 30, 2025
IAGG-04/25-SAR

iShares ESG Advanced High Yield Corporate Bond ETF
HYXF | NASDAQ
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares ESG Advanced High Yield Corporate Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced High Yield Corporate Bond ETF	$18	0.35%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	2.30%	9.97%	4.72%	4.88%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	1.70
Bloomberg MSCI US High Yield Choice ESG Screened Index	2.51	10.32	4.89	5.12
Key Fund statistics
Net Assets	$180,040,586
Number of Portfolio Holdings	753
Portfolio Turnover Rate	12%
The inception date of the Fund was June 14, 2016.
The performance of the Bloomberg MSCI US High Yield Choice ESG Screened Index in this report reflects the performance of the Markit iBoxx USD Liquid High Yield ex-Oil&Gas Index through September 14, 2020 and, beginning on September 15, 2020, the performance of the Bloomberg MSCI US High Yield Choice ESG Screened Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	1.2%
Ba	49.7%
B	36.6%
Caa	10.0%
Ca	1.1%
Not Rated	1.4%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.2%
1-5 Years	61.5%
5-10 Years	35.4%
10-15 Years	0.7%
15-20 Years	0.2%
More than 20 Years	2.0%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, Markit Indices Limited and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares ESG Advanced High Yield Corporate Bond ETF
Semi-Annual Shareholder Report — April 30, 2025
HYXF-04/25-SAR

iShares Fallen Angels USD Bond ETF
FALN | NASDAQ
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares Fallen Angels USD Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Fallen Angels USD Bond ETF	$12	0.25%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	0.46%	6.54%	6.75%	6.27%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	1.70
Bloomberg US High Yield Fallen Angel 3% Capped Index	0.39	6.42	6.86	6.58
Key Fund statistics
Net Assets	$1,714,354,208
Number of Portfolio Holdings	165
Portfolio Turnover Rate	11%
The inception date of the Fund was June 14, 2016.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	5.4%
Ba	63.6%
B	14.7%
Caa	7.7%
Ca	1.9%
Not Rated	6.7%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.9%
1-5 Years	45.3%
5-10 Years	26.3%
10-15 Years	10.7%
15-20 Years	6.4%
More than 20 Years	10.4%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Fallen Angels USD Bond ETF
Semi-Annual Shareholder Report — April 30, 2025
FALN-04/25-SAR

iShares Floating Rate Bond ETF
FLOT | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares Floating Rate Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Floating Rate Bond ETF	$8	0.15%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	2.28%	5.35%	3.59%	2.52%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	1.87
Bloomberg US Floating Rate Note<5 Years Index	2.31	5.41	3.73	2.73
Key Fund statistics
Net Assets	$8,808,936,032
Number of Portfolio Holdings	413
Portfolio Turnover Rate	17%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	26.0%
Aa	23.7%
A	42.3%
Baa	5.3%
Ba	0.3%
Not Rated	2.4%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	16.6%
1-5 Years	83.3%
5-10 Years	0.1%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Floating Rate Bond ETF
Semi-Annual Shareholder Report — April 30, 2025
FLOT-04/25-SAR

iShares GNMA Bond ETF
GNMA | NASDAQ
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares GNMA Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares GNMA Bond ETF	$5	0.09%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	2.89%	8.19%	(0.74)%	0.88%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	1.87
Bloomberg U.S. GNMA Bond Index	2.93	8.17	(0.70)	1.07
Key Fund statistics
Net Assets	$350,372,172
Number of Portfolio Holdings	311
Portfolio Turnover Rate	134%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Maturity allocation
Maturity	Percent of Total Investments(a)
5-10 Years	0.5%
10-15 Years	0.3%
15-20 Years	2.6%
20-25 Years	17.7%
25-30 Years	77.5%
30-35 Years	1.4%
Ten largest holdings
Security	Percent of Total Investments(a)
Government National Mortgage Association, 2.00%, 02/20/51	4.2%
Government National Mortgage Association, 2.00%, 12/20/51	3.0%
Government National Mortgage Association, 5.50%, 05/15/54	2.8%
Government National Mortgage Association, 2.50%, 08/20/51	2.6%
Government National Mortgage Association, 5.50%, 04/20/53	2.5%
Government National Mortgage Association, 2.50%, 07/20/51	2.4%
Government National Mortgage Association, 2.50%, 05/20/51	2.0%
Government National Mortgage Association, 2.50%, 08/20/50	1.9%
Government National Mortgage Association, 2.00%, 01/20/52	1.9%
Government National Mortgage Association, 2.00%, 02/20/52	1.8%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares GNMA Bond ETF
Semi-Annual Shareholder Report — April 30, 2025
GNMA-04/25-SAR

iShares High Yield Corporate Bond BuyWrite Strategy ETF
HYGW | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares High Yield Corporate Bond BuyWrite Strategy ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares High Yield Corporate Bond BuyWrite Strategy ETF	$10(a)	0.20%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	1.37%	5.19%	4.89%
Bloomberg U.S. Universal Index	2.53	8.14	2.63
Cboe HYG BuyWrite Index	0.26	4.31	4.77
Key Fund statistics
Net Assets	$220,693,728
Number of Portfolio Holdings	3
Portfolio Turnover Rate	1%
The inception date of the Fund was August 18, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	100.4%
Short-term Investments	1.5%
Options Written	(1.9)%
Maturity allocation (of the underlying fund)(a)
Maturity	Percent of Total Investments(b)
0-1 Year	0.2%
1-5 Years	61.2%
5-10 Years	35.6%
10-15 Years	0.3%
More than 20 Years	2.7%
(a)	The underlying fund is iShares iBoxx $ High Yield Corporate Bond ETF.
(b)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, Cboe Global Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares High Yield Corporate Bond BuyWrite Strategy ETF
Semi-Annual Shareholder Report — April 30, 2025
HYGW-04/25-SAR

iShares iBonds 2025 Term High Yield and Income ETF
IBHE | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds 2025 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2025 Term High Yield and Income ETF	$18	0.35%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	3.00%	6.59%	6.89%	4.87%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	1.43
Bloomberg 2025 Term High Yield and Income Index	2.80	6.54	7.29	5.24
Key Fund statistics
Net Assets	$579,758,925
Number of Portfolio Holdings	219
Portfolio Turnover Rate	3%
The inception date of the Fund was May 7, 2019.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
A	0.8%
Baa	48.2%
Ba	26.4%
B	9.6%
Caa	4.4%
Not Rated	2.9%
Short-Term and Other Assets	7.7%
Ten largest holdings
Security(a)	Percent of Net Assets
Ally Financial Inc., 5.75%, 11/20/25	3.2%
Viasat Inc., 5.63%, 09/15/25	3.1%
PennyMac Financial Services Inc., 5.38%, 10/15/25	2.8%
United Wholesale Mortgage LLC, 5.50%, 11/15/25	2.8%
Melco Resorts Finance Ltd., 4.88%, 06/06/25	2.3%
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/25	2.2%
Rithm Capital Corp., 6.25%, 10/15/25	2.0%
Kohl's Corp., 4.25%, 07/17/25	1.9%
DPL Inc., 4.13%, 07/01/25	1.8%
Penske Automotive Group Inc., 3.50%, 09/01/25	1.7%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds 2025 Term High Yield and Income ETF
Semi-Annual Shareholder Report — April 30, 2025
IBHE-04/25-SAR

iShares iBonds 2026 Term High Yield and Income ETF
IBHF | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds 2026 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2026 Term High Yield and Income ETF	$18	0.35%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	2.72%	8.59%	4.41%
Bloomberg U.S. Universal Index	2.53	8.14	(0.59)
Bloomberg 2026 Term High Yield and Income Index	2.68	8.77	4.74
Key Fund statistics
Net Assets	$790,668,966
Number of Portfolio Holdings	112
Portfolio Turnover Rate	36%
The inception date of the Fund was November 10, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Ba	46.2%
B	30.5%
Caa	14.0%
Not Rated	1.9%
Short-Term and Other Assets	7.4%
Ten largest holdings
Security(a)	Percent of Net Assets
OneMain Finance Corp., 7.13%, 03/15/26	2.3%
Walgreens Boots Alliance Inc., 3.45%, 06/01/26	2.3%
Air Canada, 3.88%, 08/15/26	1.9%
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 2.88%, 10/15/26	1.9%
Newell Brands Inc., 5.20%, 04/01/26	1.7%
Vistra Operations Co. LLC, 5.50%, 09/01/26	1.7%
Royal Caribbean Cruises Ltd., 5.50%, 08/31/26	1.7%
Block Inc., 2.75%, 06/01/26	1.6%
IQVIA Inc., 5.00%, 10/15/26	1.6%
Trivium Packaging Finance BV, 5.50%, 08/15/26	1.6%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds 2026 Term High Yield and Income ETF
Semi-Annual Shareholder Report — April 30, 2025
IBHF-04/25-SAR

iShares iBonds 2027 Term High Yield and Income ETF
IBHG | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds 2027 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2027 Term High Yield and Income ETF	$18	0.35%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	2.62%	8.58%	2.98%
Bloomberg U.S. Universal Index	2.53	8.14	(0.91)
Bloomberg 2027 Term High Yield and Income Index	2.69	8.91	3.21
Key Fund statistics
Net Assets	$274,286,509
Number of Portfolio Holdings	209
Portfolio Turnover Rate	10%
The inception date of the Fund was July 7, 2021.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Baa	0.2%
Ba	40.8%
B	38.5%
Caa	15.6%
Not Rated	2.3%
Short-Term and Other Assets	2.6%
Ten largest holdings
Security(a)	Percent of Net Assets
DISH Network Corp., 11.75%, 11/15/27	2.4%
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27	2.3%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/27	2.1%
Carnival Corp., 5.75%, 03/01/27	1.8%
Mauser Packaging Solutions Holding Co., 7.88%, 04/15/27	1.8%
TransDigm Inc., 5.50%, 11/15/27	1.7%
SS&C Technologies Inc., 5.50%, 09/30/27	1.3%
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 05/15/27	1.3%
Rakuten Group Inc., 11.25%, 02/15/27	1.3%
CHS/Community Health Systems Inc., 5.63%, 03/15/27	1.1%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds 2027 Term High Yield and Income ETF
Semi-Annual Shareholder Report — April 30, 2025
IBHG-04/25-SAR

iShares iBonds 2031 Term High Yield and Income ETF
IBHK | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds 2031 Term High Yield and Income ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds 2031 Term High Yield and Income ETF	$17	0.35%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	Since Fund Inception
Fund NAV	1.43%	6.47%
Bloomberg U.S. Universal Index	2.53	6.15
Bloomberg 2031 Term High Yield and Income Index	1.65	6.71
Key Fund statistics
Net Assets	$22,658,706
Number of Portfolio Holdings	199
Portfolio Turnover Rate	5%
The inception date of the Fund was May 22, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Baa	0.7%
Ba	38.8%
B	51.8%
Caa	4.1%
Not Rated	1.8%
Short-Term and Other Assets	2.8%
Ten largest holdings
Security(a)	Percent of Net Assets
Panther Escrow Issuer LLC, 7.13%, 06/01/31	2.0%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 02/01/31	1.7%
UKG Inc., 6.88%, 02/01/31	1.7%
Allied Universal Holdco LLC, 7.88%, 02/15/31	1.6%
Carvana Co., 14.00%, 06/01/31	1.5%
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31	1.4%
Boost Newco Borrower LLC, 7.50%, 01/15/31	1.4%
Venture Global LNG Inc., 8.38%, 06/01/31	1.4%
Directv Financing LLC/Directv Financing Co-Obligor Inc., 10.00%, 02/15/31	1.3%
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31	1.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds 2031 Term High Yield and Income ETF
Semi-Annual Shareholder Report — April 30, 2025
IBHK-04/25-SAR

iShares iBonds Dec 2025 Term Corporate ETF
IBDQ | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Dec 2025 Term Corporate ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2025 Term Corporate ETF	$5	0.10%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	2.32%	5.69%	2.23%	3.27%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	1.87
Bloomberg December 2025 Maturity Corporate Index	2.33	5.73	2.30	3.32
Key Fund statistics
Net Assets	$3,095,081,204
Number of Portfolio Holdings	386
Portfolio Turnover Rate	0%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	2.6%
Aa	11.5%
A	37.1%
Baa	42.0%
Ba	2.3%
Not Rated	2.0%
Short-Term and Other Assets	2.5%
Ten largest holdings
Security(a)	Percent of Net Assets
Visa Inc., 3.15%, 12/14/25	1.1%
AbbVie Inc., 3.60%, 05/14/25	1.0%
Microsoft Corp., 3.13%, 11/03/25	0.8%
CVS Health Corp., 3.88%, 07/20/25	0.8%
Pfizer Investment Enterprises Pte Ltd., 4.65%, 05/19/25	0.8%
Morgan Stanley, 4.00%, 07/23/25	0.8%
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	0.7%
Shell International Finance BV, 3.25%, 05/11/25	0.7%
Comcast Corp., 3.95%, 10/15/25	0.7%
Citigroup Inc., 4.40%, 06/10/25	0.7%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2025 Term Corporate ETF
Semi-Annual Shareholder Report — April 30, 2025
IBDQ-04/25-SAR

iShares iBonds Dec 2026 Term Corporate ETF
IBDR | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Dec 2026 Term Corporate ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2026 Term Corporate ETF	$5	0.10%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	2.55%	6.69%	1.97%	2.90%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	1.64
Bloomberg December 2026 Maturity Corporate Index	2.59	6.76	2.07	3.00
Key Fund statistics
Net Assets	$3,253,809,307
Number of Portfolio Holdings	659
Portfolio Turnover Rate	2%
The inception date of the Fund was September 13, 2016.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	2.6%
Aa	11.3%
A	42.1%
Baa	38.8%
Ba	2.1%
Not Rated	1.8%
Short-Term and Other Assets	1.3%
Ten largest holdings
Security(a)	Percent of Net Assets
Boeing Co. (The), 2.20%, 02/04/26	0.9%
AbbVie Inc., 2.95%, 11/21/26	0.6%
Microsoft Corp., 2.40%, 08/08/26	0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/26	0.6%
Wells Fargo & Co., 3.00%, 04/22/26	0.6%
Wells Fargo & Co., 3.00%, 10/23/26	0.6%
Apple Inc., 3.25%, 02/23/26	0.5%
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/26	0.5%
Morgan Stanley, 3.13%, 07/27/26	0.5%
Morgan Stanley, 3.88%, 01/27/26	0.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2026 Term Corporate ETF
Semi-Annual Shareholder Report — April 30, 2025
IBDR-04/25-SAR

iShares iBonds Dec 2027 Term Corporate ETF
IBDS | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Dec 2027 Term Corporate ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2027 Term Corporate ETF	$5	0.10%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	2.92%	7.68%	2.09%	3.00%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	1.59
Bloomberg December 2027 Maturity Corporate Index	2.96	7.74	2.15	3.06
Key Fund statistics
Net Assets	$3,014,287,494
Number of Portfolio Holdings	678
Portfolio Turnover Rate	2%
The inception date of the Fund was September 12, 2017.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	3.0%
Aa	7.6%
A	36.9%
Baa	47.0%
Ba	2.3%
Not Rated	1.9%
Short-Term and Other Assets	1.3%
Ten largest holdings
Security(a)	Percent of Net Assets
T-Mobile USA Inc., 3.75%, 04/15/27	0.7%
Citigroup Inc., 4.45%, 09/29/27	0.7%
Warnermedia Holdings Inc., 3.76%, 03/15/27	0.7%
Microsoft Corp., 3.30%, 02/06/27	0.7%
Amazon.com Inc., 3.15%, 08/22/27	0.6%
Goldman Sachs Group Inc. (The), 3.85%, 01/26/27	0.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27	0.5%
Morgan Stanley, 3.63%, 01/20/27	0.5%
Verizon Communications Inc., 4.13%, 03/16/27	0.5%
Oracle Corp., 3.25%, 11/15/27	0.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2027 Term Corporate ETF
Semi-Annual Shareholder Report — April 30, 2025
IBDS-04/25-SAR

iShares iBonds Dec 2028 Term Corporate ETF
IBDT | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Dec 2028 Term Corporate ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2028 Term Corporate ETF	$5	0.10%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	3.39%	8.54%	1.91%	3.82%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	2.07
Bloomberg December 2028 Maturity Corporate Index	3.42	8.62	1.97	3.86
Key Fund statistics
Net Assets	$2,803,161,901
Number of Portfolio Holdings	644
Portfolio Turnover Rate	3%
The inception date of the Fund was September 18, 2018.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	1.4%
Aa	7.3%
A	32.7%
Baa	54.0%
Ba	1.9%
Not Rated	1.1%
Short-Term and Other Assets	1.6%
Ten largest holdings
Security(a)	Percent of Net Assets
CVS Health Corp., 4.30%, 03/25/28	0.9%
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/28	0.8%
Comcast Corp., 4.15%, 10/15/28	0.8%
Cigna Group (The), 4.38%, 10/15/28	0.7%
Verizon Communications Inc., 4.33%, 09/21/28	0.7%
Amgen Inc., 5.15%, 03/02/28	0.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.00%, 10/29/28	0.7%
RTX Corp., 4.13%, 11/16/28	0.6%
Morgan Stanley, 3.59%, 07/22/28	0.5%
UBS AG/Stamford CT, 7.50%, 02/15/28	0.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2028 Term Corporate ETF
Semi-Annual Shareholder Report — April 30, 2025
IBDT-04/25-SAR

iShares iBonds Dec 2029 Term Corporate ETF
IBDU | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Dec 2029 Term Corporate ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2029 Term Corporate ETF	$5	0.10%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	3.38%	8.95%	1.62%	2.08%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	0.80
Bloomberg December 2029 Maturity Corporate Index	3.41	8.99	1.70	2.12
Key Fund statistics
Net Assets	$2,563,407,648
Number of Portfolio Holdings	605
Portfolio Turnover Rate	2%
The inception date of the Fund was September 17, 2019.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	0.8%
Aa	5.6%
A	34.5%
Baa	52.0%
Ba	3.7%
Not Rated	1.9%
Short-Term and Other Assets	1.5%
Ten largest holdings
Security(a)	Percent of Net Assets
AbbVie Inc., 3.20%, 11/21/29	1.1%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29	0.9%
Verizon Communications Inc., 4.02%, 12/03/29	0.8%
Centene Corp., 4.63%, 12/15/29	0.7%
International Business Machines Corp., 3.50%, 05/15/29	0.7%
AT&T Inc., 4.35%, 03/01/29	0.6%
Fiserv Inc., 3.50%, 07/01/29	0.6%
AbbVie Inc., 4.80%, 03/15/29	0.5%
Wells Fargo & Co., 4.15%, 01/24/29	0.5%
Bristol-Myers Squibb Co., 3.40%, 07/26/29	0.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2029 Term Corporate ETF
Semi-Annual Shareholder Report — April 30, 2025
IBDU-04/25-SAR

iShares iBonds Dec 2030 Term Corporate ETF
IBDV | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Dec 2030 Term Corporate ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2030 Term Corporate ETF	$5	0.10%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	3.54%	9.58%	0.31%
Bloomberg U.S. Universal Index	2.53	8.14	(0.34)
Bloomberg December 2030 Maturity Corporate Index	3.56	9.64	0.37
Key Fund statistics
Net Assets	$1,794,376,132
Number of Portfolio Holdings	616
Portfolio Turnover Rate	5%
The inception date of the Fund was June 23, 2020.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	1.3%
Aa	7.9%
A	33.1%
Baa	53.7%
Ba	1.7%
Not Rated	1.1%
Short-Term and Other Assets	1.2%
Ten largest holdings
Security(a)	Percent of Net Assets
T-Mobile USA Inc., 3.88%, 04/15/30	1.4%
Boeing Co. (The), 5.15%, 05/01/30	0.9%
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	0.9%
British Telecommunications PLC, 9.63%, 12/15/30	0.7%
AT&T Inc., 4.30%, 02/15/30	0.6%
Pfizer Investment Enterprises Pte Ltd., 4.65%, 05/19/30	0.6%
Pacific Gas and Electric Co., 4.55%, 07/01/30	0.6%
Oracle Corp., 2.95%, 04/01/30	0.6%
Amgen Inc., 5.25%, 03/02/30	0.6%
HCA Inc., 3.50%, 09/01/30	0.5%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2030 Term Corporate ETF
Semi-Annual Shareholder Report — April 30, 2025
IBDV-04/25-SAR

iShares iBonds Dec 2030 Term Muni Bond ETF
IBMS | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Dec 2030 Term Muni Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2030 Term Muni Bond ETF	$9	0.18%(a)
(a)	Annualized.
Average annual total returns
	6-Month Total Returns	Since Fund Inception
Fund NAV	0.57%	2.96%
S&P Municipal Bond Index	(0.41)	1.77
S&P AMT-Free Municipal Series Callable-Adjusted Dec 2030 IndexTM	0.30	2.49
Key Fund statistics
Net Assets	$65,595,595
Number of Portfolio Holdings	613
Portfolio Turnover Rate	0%
The inception date of the Fund was May 22, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
S&P Credit Rating*	Percent of Net Assets
AAA	20.0%
AA+	20.2%
AA	19.2%
AA-	13.2%
A+	6.8%
A	2.7%
A-	4.0%
BBB	0.2%
Not Rated	12.7%
Short-Term and Other Assets	1.0%
Ten largest states
State	Percent of Net Assets(a)
California	14.2%
Texas	13.0%
New York	11.1%
Washington	4.6%
Illinois	4.5%
Florida	4.4%
Virginia	3.0%
Maryland	2.6%
Ohio	2.6%
Tennessee	2.6%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by S&P Global Ratings, a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2030 Term Muni Bond ETF
Semi-Annual Shareholder Report — April 30, 2025
IBMS-04/25-SAR

iShares iBonds Dec 2031 Term Corporate ETF
IBDW | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Dec 2031 Term Corporate ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2031 Term Corporate ETF	$5	0.10%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	3.40%	9.86%	(0.75)%
Bloomberg U.S. Universal Index	2.53	8.14	(0.70)
Bloomberg December 2031 Maturity Corporate Index	3.44	9.91	(0.72)
Key Fund statistics
Net Assets	$1,473,404,359
Number of Portfolio Holdings	429
Portfolio Turnover Rate	2%
The inception date of the Fund was June 22, 2021.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	1.1%
Aa	4.8%
A	29.5%
Baa	55.9%
Ba	4.6%
Not Rated	3.0%
Short-Term and Other Assets	1.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Verizon Communications Inc., 2.55%, 03/21/31	1.1%
Orange SA, 9.00%, 03/01/31	1.0%
Oracle Corp., 2.88%, 03/25/31	0.9%
AT&T Inc., 2.75%, 06/01/31	0.9%
Broadcom Inc., 2.45%, 02/15/31	0.8%
Amazon.com Inc., 2.10%, 05/12/31	0.8%
Cisco Systems Inc., 4.95%, 02/26/31	0.7%
Walt Disney Co. (The), 2.65%, 01/13/31	0.7%
T-Mobile USA Inc., 3.50%, 04/15/31	0.7%
Ally Financial Inc., 8.00%, 11/01/31	0.7%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2031 Term Corporate ETF
Semi-Annual Shareholder Report — April 30, 2025
IBDW-04/25-SAR

iShares iBonds Dec 2034 Term Corporate ETF
IBDZ | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Dec 2034 Term Corporate ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2034 Term Corporate ETF	$5	0.10%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	Since Fund Inception
Fund NAV	2.17%	6.67%
Bloomberg U.S. Universal Index	2.53	6.15
Bloomberg December 2034 Maturity Corporate Index	2.19	6.47
Key Fund statistics
Net Assets	$326,259,171
Number of Portfolio Holdings	377
Portfolio Turnover Rate	1%
The inception date of the Fund was May 22, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	0.3%
Aa	7.2%
A	29.4%
Baa	57.9%
Ba	2.5%
Not Rated	0.9%
Short-Term and Other Assets	1.8%
Ten largest holdings
Security(a)	Percent of Net Assets
AbbVie Inc., 5.05%, 03/15/34	1.0%
Broadcom Inc., 3.47%, 04/15/34	1.0%
AT&T Inc., 5.40%, 02/15/34	0.9%
Bristol-Myers Squibb Co., 5.20%, 02/22/34	0.8%
Cisco Systems Inc., 5.05%, 02/26/34	0.8%
Boeing Co. (The), 6.53%, 05/01/34	0.8%
Meta Platforms Inc., 4.75%, 08/15/34	0.8%
Kroger Co. (The), 5.00%, 09/15/34	0.7%
Citibank NA, 5.57%, 04/30/34	0.7%
Hewlett Packard Enterprise Co., 5.00%, 10/15/34	0.6%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2034 Term Corporate ETF
Semi-Annual Shareholder Report — April 30, 2025
IBDZ-04/25-SAR

iShares iBonds Dec 2034 Term Treasury ETF
IBTP | NASDAQ
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Dec 2034 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2034 Term Treasury ETF	$4	0.07%(a)
(a)	Annualized.
Average annual total returns
	6-Month Total Returns	Since Fund Inception
Fund NAV	3.29%	5.88%
ICE BofA US Broad Market Index	2.52	5.45
ICE 2034 Maturity US Treasury Index	3.30	5.92
Key Fund statistics
Net Assets	$131,502,894
Number of Portfolio Holdings	4
Portfolio Turnover Rate	19%
The inception date of the Fund was June 11, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	98.3%
Short-Term and Other Assets	1.7%
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 4.38%, 05/15/34	25.1%
U.S. Treasury Note/Bond, 4.25%, 11/15/34	24.8%
U.S. Treasury Note/Bond, 4.00%, 02/15/34	24.3%
U.S. Treasury Note/Bond, 3.88%, 08/15/34	24.1%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2034 Term Treasury ETF
Semi-Annual Shareholder Report — April 30, 2025
IBTP-04/25-SAR

iShares iBonds Dec 2044 Term Treasury ETF
IBGA | NASDAQ
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Dec 2044 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2044 Term Treasury ETF	$3	0.07%(a)
(a)	Annualized.
Average annual total returns
	6-Month Total Returns	Since Fund Inception
Fund NAV	0.85%	3.19%
ICE BofA US Broad Market Index	2.52	5.45
ICE 2044 Maturity US Treasury Index	0.84	3.17
Key Fund statistics
Net Assets	$66,362,000
Number of Portfolio Holdings	9
Portfolio Turnover Rate	24%
The inception date of the Fund was June 11, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	97.9%
Short-Term and Other Assets	2.1%
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 4.63%, 05/15/44	16.8%
U.S. Treasury Note/Bond, 4.50%, 02/15/44	16.6%
U.S. Treasury Note/Bond, 4.13%, 08/15/44	14.9%
U.S. Treasury Note/Bond, 4.63%, 11/15/44	14.3%
U.S. Treasury Note/Bond, 3.00%, 11/15/44	10.3%
U.S. Treasury Note/Bond, 3.13%, 08/15/44	9.1%
U.S. Treasury Note/Bond, 3.63%, 02/15/44	8.2%
U.S. Treasury Note/Bond, 3.38%, 05/15/44	7.7%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2044 Term Treasury ETF
Semi-Annual Shareholder Report — April 30, 2025
IBGA-04/25-SAR

iShares iBonds Dec 2054 Term Treasury ETF
IBGK | NASDAQ
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Dec 2054 Term Treasury ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Dec 2054 Term Treasury ETF	$3	0.07%(a)
(a)	Annualized.
Average annual total returns
	6-Month Total Returns	Since Fund Inception
Fund NAV	(1.50)%	0.86%
ICE BofA US Broad Market Index	2.52	5.45
ICE 2054 Maturity US Treasury Index	(1.49)	0.93
Key Fund statistics
Net Assets	$2,422,728
Number of Portfolio Holdings	4
Portfolio Turnover Rate	26%
The inception date of the Fund was June 11, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	98.1%
Short-Term and Other Assets	1.9%
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Note/Bond, 4.63%, 05/15/54	25.4%
U.S. Treasury Note/Bond, 4.50%, 11/15/54	24.9%
U.S. Treasury Note/Bond, 4.25%, 08/15/54	23.9%
U.S. Treasury Note/Bond, 4.25%, 02/15/54	23.9%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Dec 2054 Term Treasury ETF
Semi-Annual Shareholder Report — April 30, 2025
IBGK-04/25-SAR

iShares iBonds Oct 2034 Term TIPS ETF
IBIK | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares iBonds Oct 2034 Term TIPS ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBonds Oct 2034 Term TIPS ETF	$5	0.10%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	Since Fund Inception
Fund NAV	3.15%	6.06%
ICE BofA US Broad Market Index	2.52	5.94
ICE 2034 Maturity US Inflation-Linked Treasury Index	3.18	6.13
Key Fund statistics
Net Assets	$42,196,964
Number of Portfolio Holdings	2
Portfolio Turnover Rate	5%
The inception date of the Fund was May 22, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Net Assets
Aaa	99.5%
Short-Term and Other Assets	0.5%
All holdings
Security(a)	Percent of Net Assets
U.S. Treasury Inflation Indexed Bond, 1.88%, 07/15/34	51.1%
U.S. Treasury Inflation Indexed Bond, 1.75%, 01/15/34	48.4%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by ICE Data Indices, LLC and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares iBonds Oct 2034 Term TIPS ETF
Semi-Annual Shareholder Report — April 30, 2025
IBIK-04/25-SAR

iShares International Treasury Bond ETF
IGOV | NASDAQ
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares International Treasury Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares International Treasury Bond ETF	$18	0.35%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	4.60%	9.56%	(3.32)%	(0.86)%
FTSE World Broad Investment-Grade Bond Index	3.80	8.91	(1.39)	0.74
FTSE World Government Bond Index - Developed Markets Capped Select Index	5.29	9.99	(2.91)	(0.47)
Key Fund statistics
Net Assets	$841,221,867
Number of Portfolio Holdings	910
Portfolio Turnover Rate	13%
The performance of the FTSE World Government Bond Index – Developed Markets Capped Select Index in this report reflects the performance of the S&P International Sovereign Ex-U.S. Bond Index through August 31, 2020 and, beginning on September 1, 2020, the performance of the FTSE World Government Bond Index – Developed Markets Capped Select Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	30.8%
Aa	31.6%
A	17.2%
Baa	15.7%
Not Rated	4.7%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Japan	12.8%
France	8.4%
Italy	7.7%
Germany	6.5%
United Kingdom	6.3%
Spain	5.2%
Australia	4.7%
Canada	4.6%
Portugal	4.6%
Netherlands	4.6%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Fixed Income LLC, S&P Dow Jones Indices LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares International Treasury Bond ETF
Semi-Annual Shareholder Report — April 30, 2025
IGOV-04/25-SAR

iShares Investment Grade Corporate Bond BuyWrite Strategy ETF
LQDW | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares Investment Grade Corporate Bond BuyWrite Strategy ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Investment Grade Corporate Bond BuyWrite Strategy ETF	$10(a)	0.20%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	2.57%	6.27%	0.37%
Bloomberg U.S. Universal Index	2.53	8.14	2.63
Cboe LQD BuyWrite Index	1.88	5.72	0.47
Key Fund statistics
Net Assets	$234,044,798
Number of Portfolio Holdings	3
Portfolio Turnover Rate	1%
The inception date of the Fund was August 18, 2022.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	100.3%
Short-term Investments	1.6%
Options Written	(1.9)%
Credit quality allocation (of the underlying fund)(a)
Credit Rating(b)	Percent of Total Investments(c)
Aaa	2.4%
Aa	7.3%
A	46.3%
Baa	41.3%
Ba	2.3%
Not Rated	0.4%
(a)	The underlying fund is iShares iBoxx $ Investment Grade Corporate Bond ETF.
(b)
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

(c)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, Cboe Global Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Investment Grade Corporate Bond BuyWrite Strategy ETF
Semi-Annual Shareholder Report — April 30, 2025
LQDW-04/25-SAR

iShares J.P. Morgan Broad USD Emerging Markets Bond ETF
BEMB | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares J.P. Morgan Broad USD Emerging Markets Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares J.P. Morgan Broad USD Emerging Markets Bond ETF	$9	0.18%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	1.71%	8.35%	8.09%
J.P. Morgan EMBI Global Diversified Index	1.79	8.77	8.80
J.P. Morgan EM Sovereign and Corporate Credit Core Index	1.77	8.62	8.23
Key Fund statistics
Net Assets	$46,597,571
Number of Portfolio Holdings	297
Portfolio Turnover Rate	9%
The inception date of the Fund was February 22, 2023.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aa	11.9%
A	13.5%
Baa	33.5%
Ba	15.5%
B	9.0%
Caa	8.1%
Ca	0.6%
Not Rated	7.9%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
China	5.5%
Saudi Arabia	5.3%
Mexico	5.0%
United Arab Emirates	4.4%
Turkey	3.9%
Brazil	3.9%
Indonesia	3.7%
South Korea	3.1%
Chile	3.0%
India	3.0%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by JPMorgan Chase & Co. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares J.P. Morgan Broad USD Emerging Markets Bond ETF
Semi-Annual Shareholder Report — April 30, 2025
BEMB-04/25-SAR

iShares J.P. Morgan USD Emerging Markets Bond ETF
EMB | NASDAQ
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares J.P. Morgan USD Emerging Markets Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares J.P. Morgan USD Emerging Markets Bond ETF	$19	0.39%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	1.56%	8.69%	2.68%	2.52%
J.P. Morgan EMBI Global Diversified Index	1.79	8.77	2.99	2.97
J.P. Morgan EMBI® Global Core Index	1.62	8.83	2.80	2.83
Key Fund statistics
Net Assets	$12,757,447,572
Number of Portfolio Holdings	657
Portfolio Turnover Rate	6%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aa	12.4%
A	10.6%
Baa	31.6%
Ba	17.2%
B	11.2%
Caa	12.4%
Ca	1.1%
Not Rated	3.5%
Geographic allocation
Country/Geographic Region	Percent of Total Investments(a)
Saudi Arabia	6.4%
Mexico	5.6%
Turkey	4.8%
United Arab Emirates	4.7%
Indonesia	4.5%
Brazil	3.5%
Poland	3.5%
Philippines	3.5%
Chile	3.4%
Qatar	3.3%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by JPMorgan Chase & Co. and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares J.P. Morgan USD Emerging Markets Bond ETF
Semi-Annual Shareholder Report — April 30, 2025
EMB-04/25-SAR

iShares Russell 2000 BuyWrite ETF
IWMW | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares Russell 2000 BuyWrite ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Russell 2000 BuyWrite ETF	$10(a)	0.20%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	(4.96)%	(0.99)%	(2.49)%
Russell 3000® Index	(2.15)	11.40	7.90
Cboe FTSE Russell IWM 2% OTM BuyWrite Index	(4.95)	(1.32)	(2.76)
Key Fund statistics
Net Assets	$21,657,796
Number of Portfolio Holdings	3
Portfolio Turnover Rate	0%
The inception date of the Fund was March 14, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	101.0%
Short-term Investments	2.0%
Options Written	(3.0)%
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Financials	19.7%
Industrials	17.6%
Health Care	17.1%
Information Technology	12.6%
Consumer Discretionary	9.1%
Real Estate	6.2%
Energy	4.5%
Materials	4.0%
Consumer Staples	3.3%
Utilities	3.3%
Communication Services	2.6%
(a)	The underlying fund is iShares Russell 2000 ETF.
(b)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by FTSE Russell, Cboe Global Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Russell 2000 BuyWrite ETF
Semi-Annual Shareholder Report — April 30, 2025
IWMW-04/25-SAR

iShares S&P 500 BuyWrite ETF
IVVW | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares S&P 500 BuyWrite ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares S&P 500 BuyWrite ETF	$11(a)	0.22%(a)(b)
(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(b)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	Since Fund Inception
Fund NAV	(1.03)%	7.38%	5.77%
S&P Total Market Index	(2.27)	11.25	7.78
Cboe S&P 500 Enhanced 1% OTM BuyWrite Index	(0.59)	8.06	6.28
Key Fund statistics
Net Assets	$38,526,988
Number of Portfolio Holdings	3
Portfolio Turnover Rate	1%
The inception date of the Fund was March 14, 2024.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Portfolio composition
Asset Type	Percent of Net Assets
Investment Companies	102.2%
Short-term Investments	1.5%
Options Written	(3.7)%
Sector allocation (of the underlying fund)(a)
Sector	Percent of Total Investments(b)
Information Technology	30.3%
Financials	14.5%
Health Care	10.8%
Consumer Discretionary	10.3%
Communication Services	9.3%
Industrials	8.5%
Consumer Staples	6.2%
Energy	3.2%
Utilities	2.6%
Real Estate	2.3%
Materials	2.0%
(a)	The underlying fund is iShares Core S&P 500 ETF.
(b)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by S&P Dow Jones Indices LLC, Cboe Global Indices, LLC and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares S&P 500 BuyWrite ETF
Semi-Annual Shareholder Report — April 30, 2025
IVVW-04/25-SAR

iShares Treasury Floating Rate Bond ETF
TFLO | NYSE Arca
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares Treasury Floating Rate Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Treasury Floating Rate Bond ETF	$8	0.15%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	2.25%	4.82%	2.74%	1.94%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	1.87
Bloomberg U.S. Treasury Floating Rate Index	2.32	4.97	2.89	2.08
Key Fund statistics
Net Assets	$7,097,705,934
Number of Portfolio Holdings	8
Portfolio Turnover Rate	18%
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	54.5%
1-2 Years	45.5%
All holdings
Security	Percent of Total Investments(a)
U.S. Treasury Floating Rate Note, 4.48%, 10/31/26	14.4%
U.S. Treasury Floating Rate Note, 4.42%, 04/30/26	14.0%
U.S. Treasury Floating Rate Note, 4.40%, 07/31/25	13.9%
U.S. Treasury Floating Rate Note, 4.44%, 10/31/25	13.6%
U.S. Treasury Floating Rate Note, 4.45%, 07/31/26	13.2%
U.S. Treasury Floating Rate Note, 4.37%, 01/31/27	13.1%
U.S. Treasury Floating Rate Note, 4.52%, 01/31/26	13.1%
U.S. Treasury Floating Rate Note, 4.41%, 04/30/27	4.7%
(a)	Excludes money market funds.
Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares Treasury Floating Rate Bond ETF
Semi-Annual Shareholder Report — April 30, 2025
TFLO-04/25-SAR

iShares U.S. Fixed Income Balanced Risk Systematic ETF
FIBR | Cboe BZX Exchange
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares U.S. Fixed Income Balanced Risk Systematic ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares U.S. Fixed Income Balanced Risk Systematic ETF	$13	0.25%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Fund NAV	3.14%	8.93%	0.89%	2.02%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	1.87
Bloomberg U.S. Fixed Income Balanced Risk Index	3.36	9.27	1.12	2.19
Key Fund statistics
Net Assets	$70,057,940
Number of Portfolio Holdings	910
Portfolio Turnover Rate	236%
The performance of the Bloomberg U.S. Fixed Income Balanced Risk Index in this report reflects the performance of the Bloomberg Barclays U.S. Aggregate Bond Index through February 4, 2018 and, beginning on February 5, 2018, the performance of the Bloomberg U.S. Fixed Income Balanced Risk Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	23.4%
Aa	1.9%
A	26.1%
Baa	30.0%
Ba	6.9%
B	8.5%
Caa	1.8%
Ca	0.0%
Not Rated	1.4%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	6.9%
1-5 Years	40.2%
5-10 Years	27.7%
10-15 Years	4.0%
15-20 Years	0.1%
More than 20 Years	21.1%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares U.S. Fixed Income Balanced Risk Systematic ETF
Semi-Annual Shareholder Report — April 30, 2025
FIBR-04/25-SAR

iShares USD Green Bond ETF
BGRN | NASDAQ
Semi-Annual Shareholder Report — April 30, 2025

This semi-annual shareholder report contains important information about iShares USD Green Bond ETF (the “Fund”) for the period of November 1, 2024 to April 30, 2025. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares USD Green Bond ETF	$10	0.20%(a)
(a)	Annualized.
Fund performance
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	Since Fund Inception
Fund NAV	2.21%	7.49%	(0.03)%	1.90%
Bloomberg U.S. Universal Index	2.53	8.14	(0.00)	2.19
Bloomberg MSCI USD Green Bond Select Index	2.28	7.64	0.14	2.05
Key Fund statistics
Net Assets	$396,892,943
Number of Portfolio Holdings	344
Portfolio Turnover Rate	5%
The inception date of the Fund was November 13, 2018.
The performance of the Bloomberg MSCI USD Green Bond Select Index in this report reflects the performance of the Bloomberg MSCI Global Green Bond Select (USD Hedged) Index through February 28, 2022 and, beginning on March 1, 2022, the performance of the Bloomberg MSCI USD Green Bond Select Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.
What did the Fund invest in?
(as of April 30, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	14.4%
Aa	21.4%
A	24.3%
Baa	31.4%
Ba	1.5%
Not Rated	7.0%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	11.8%
1-5 Years	41.0%
5-10 Years	33.7%
10-15 Years	1.2%
15-20 Years	0.7%
More than 20 Years	11.6%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information
If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.
The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.
iShares USD Green Bond ETF
Semi-Annual Shareholder Report — April 30, 2025
BGRN-04/25-SAR

(b) Not applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.

April 30, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares 20+ Year Treasury Bond BuyWrite Strategy ETF | TLTW | Cboe BZX Exchange
• iShares High Yield Corporate Bond BuyWrite Strategy ETF | HYGW | Cboe BZX Exchange
• iShares Investment Grade Corporate Bond BuyWrite Strategy ETF | LQDW | Cboe BZX Exchange
• iShares Russell 2000 BuyWrite ETF | IWMW | Cboe BZX Exchange
• iShares S&P 500 BuyWrite ETF | IVVW | Cboe BZX Exchange

2

Schedule of Investments (unaudited)
April 30, 2025
iShares® 20+ Year Treasury Bond BuyWrite Strategy ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 99.8%
iShares 20+ Year Treasury Bond ETF(a)(b)	11,688,111	$1,045,735,291
Total Investment Companies (Cost: $1,121,367,705)		1,045,735,291
Short-Term Securities
Money Market Funds — 1.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(c)	14,560,000	14,560,000
Total Short-Term Securities — 1.4% (Cost: $14,560,000)		14,560,000
Total Investments Before Options Written — 101.2% (Cost: $ 1,135,927,705)		1,060,295,291
Options Written — (1.2)% (Premiums Received: $ (13,000,841))		(12,066,865)
Total Investments, Net of Options Written — 100.0% (Cost: $1,122,926,864)		1,048,228,426
Liabilities in Excess of Other Assets — 0.0%		(105,236)
Net Assets — 100.0%		$1,048,123,190

(a)	Affiliate of the Fund.
(b)	All or a portion of this security was pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$14,700,000	$—	$(140,000)(a)	$—	$—	$14,560,000	14,560,000	$182,295	$—
iShares 20+ Year Treasury Bond ETF	1,097,156,847	225,176,762	(240,323,323)	(18,567,536)	(17,707,459)	1,045,735,291	11,688,111	22,924,220	—
				$(18,567,536)	$(17,707,459)	$1,060,295,291		$23,106,515	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares 20+ Year Treasury Bond ETF	116,881	05/16/25	USD	90.00	USD	1,045,734	$(12,066,865)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$933,976	$—	$(12,066,865)
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 20+ Year Treasury Bond BuyWrite Strategy ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Options written
Options written at value	$—	$—	$12,066,865	$—	$—	$—	$12,066,865
For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Options written	$—	$—	$28,489,818	$—	$—	$—	$28,489,818
Net Change in Unrealized Appreciation (Depreciation) on:
Options written	$—	$—	$(2,257,880)	$—	$—	$—	$(2,257,880)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Options:
Average value of option contracts written	$11,707,148
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$1,045,735,291	$—	$—	$1,045,735,291
Short-Term Securities
Money Market Funds	14,560,000	—	—	14,560,000
	$1,060,295,291	$—	$—	$1,060,295,291
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(12,066,865)	$—	$(12,066,865)

(a)	Derivative financial instruments are options written. Options written are shown at value.
See notes to financial statements.
Schedule of Investments
4

Schedule of Investments (unaudited)
April 30, 2025
iShares® High Yield Corporate Bond BuyWrite Strategy ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 100.3%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	2,817,100	$221,424,060
Total Investment Companies (Cost: $220,746,098)		221,424,060
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(c)	3,390,000	3,390,000
Total Short-Term Securities — 1.5% (Cost: $3,390,000)		3,390,000
Total Investments Before Options Written — 101.8% (Cost: $ 224,136,098)		224,814,060
Options Written — (1.8)% (Premiums Received: $ (2,886,750))		(4,098,678)
Total Investments, Net of Options Written — 100.0% (Cost: $221,249,348)		220,715,382
Liabilities in Excess of Other Assets — 0.0%		(21,654)
Net Assets — 100.0%		$220,693,728

(a)	Affiliate of the Fund.
(b)	All or a portion of this security was pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,660,000	$1,730,000 (a)	$—	$—	$—	$3,390,000	3,390,000	$40,449	$—
iShares iBoxx $ High Yield Corporate Bond ETF	185,720,845	53,100,067	(15,699,964)	42,408	(1,739,296)	221,424,060	2,817,100	5,896,314	—
				$42,408	$(1,739,296)	$224,814,060		$5,936,763	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares iBoxx $ High Yield Corporate Bond ETF	28,171	05/16/25	USD	77.00	USD	221,424	$(4,098,678)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$—	$(1,211,928)	$(4,098,678)
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® High Yield Corporate Bond BuyWrite Strategy ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Options written
Options written at value	$—	$—	$4,098,678	$—	$—	$—	$4,098,678
For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Options written	$—	$—	$(208,502)	$—	$—	$—	$(208,502)
Net Change in Unrealized Appreciation (Depreciation) on:
Options written	$—	$—	$(1,304,089)	$—	$—	$—	$(1,304,089)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Options:
Average value of option contracts written	$2,843,160
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$221,424,060	$—	$—	$221,424,060
Short-Term Securities
Money Market Funds	3,390,000	—	—	3,390,000
	$224,814,060	$—	$—	$224,814,060
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(4,098,678)	$—	$(4,098,678)

(a)	Derivative financial instruments are options written. Options written are shown at value.
See notes to financial statements.
Schedule of Investments
6

Schedule of Investments (unaudited)
April 30, 2025
iShares® Investment Grade Corporate Bond BuyWrite Strategy ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 100.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)(b)	2,173,691	$234,715,154
Total Investment Companies (Cost: $233,562,485)		234,715,154
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(c)	3,850,000	3,850,000
Total Short-Term Securities — 1.6% (Cost: $3,850,000)		3,850,000
Total Investments Before Options Written — 101.9% (Cost: $ 237,412,485)		238,565,154
Options Written — (1.9)% (Premiums Received: $ (4,165,906))		(4,495,450)
Total Investments, Net of Options Written — 100.0% (Cost: $233,246,579)		234,069,704
Liabilities in Excess of Other Assets — 0.0%		(24,906)
Net Assets — 100.0%		$234,044,798

(a)	Affiliate of the Fund.
(b)	All or a portion of this security was pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,570,000	$2,280,000 (a)	$—	$—	$—	$3,850,000	3,850,000	$32,567	$—
iShares iBoxx $ Investment Grade Corporate Bond ETF	210,881,263	76,760,758	(50,419,530)	(207,334)	(2,300,003)	234,715,154	2,173,691	4,719,253	—
				$(207,334)	$(2,300,003)	$238,565,154		$4,751,820	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
iShares iBoxx $ Investment Grade Corporate Bond ETF	21,736	05/16/25	USD	106.00	USD	234,705	$(4,495,450)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$—	$(329,544)	$(4,495,450)
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Investment Grade Corporate Bond BuyWrite Strategy ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Options written
Options written at value	$—	$—	$4,495,450	$—	$—	$—	$4,495,450
For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Options written	$—	$—	$3,876,059	$—	$—	$—	$3,876,059
Net Change in Unrealized Appreciation (Depreciation) on:
Options written	$—	$—	$(1,053,438)	$—	$—	$—	$(1,053,438)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Options:
Average value of option contracts written	$3,827,289
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$234,715,154	$—	$—	$234,715,154
Short-Term Securities
Money Market Funds	3,850,000	—	—	3,850,000
	$238,565,154	$—	$—	$238,565,154
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(4,495,450)	$—	$(4,495,450)

(a)	Derivative financial instruments are options written. Options written are shown at value.
See notes to financial statements.
Schedule of Investments
8

Schedule of Investments (unaudited)
April 30, 2025
iShares® Russell 2000 BuyWrite ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 101.0%
iShares Russell 2000 ETF(a)(b)	112,221	$21,867,384
Total Investment Companies (Cost: $23,865,435)		21,867,384
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(c)	440,000	440,000
Total Short-Term Securities — 2.0% (Cost: $440,000)		440,000
Total Investments Before Options Written — 103.0% (Cost: $ 24,305,435)		22,307,384
Options Written — (3.0)% (Premiums Received: $ (391,752))		(656,565)
Total Investments, Net of Options Written — 100.0% (Cost: $23,913,683)		21,650,819
Other Assets Less Liabilities — 0.0%		6,977
Net Assets — 100.0%		$21,657,796

(a)	Affiliate of the Fund.
(b)	All or a portion of this security was pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$200,000	$240,000 (a)	$—	$—	$—	$440,000	440,000	$5,016	$—
iShares Russell 2000 ETF	18,874,348	7,418,533	(1,441,141)	19,538	(3,003,894)	21,867,384	112,221	119,191	—
				$19,538	$(3,003,894)	$22,307,384		$124,207	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Russell 2000 Index	111	05/16/25	USD	1,935.00	USD	21,802	$(656,565)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$—	$(264,813)	$(656,565)
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Russell 2000 BuyWrite ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Options written
Options written at value	$—	$—	$656,565	$—	$—	$—	$656,565
For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Options written	$—	$—	$1,833,247	$—	$—	$—	$1,833,247
Net Change in Unrealized Appreciation (Depreciation) on:
Options written	$—	$—	$(521,883)	$—	$—	$—	$(521,883)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Options:
Average value of option contracts written	$504,833
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$21,867,384	$—	$—	$21,867,384
Short-Term Securities
Money Market Funds	440,000	—	—	440,000
	$22,307,384	$—	$—	$22,307,384
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(656,565)	$—	$—	$(656,565)

(a)	Derivative financial instruments are options written. Options written are shown at value.
See notes to financial statements.
Schedule of Investments
10

Schedule of Investments (unaudited)
April 30, 2025
iShares® S&P 500 BuyWrite ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Investment Companies
Exchange-Traded Funds — 102.2%
iShares Core S&P 500 ETF(a)(b)	70,601	$39,392,534
Total Investment Companies (Cost: $39,350,426)		39,392,534
Short-Term Securities
Money Market Funds — 1.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(c)	570,000	570,000
Total Short-Term Securities — 1.5% (Cost: $570,000)		570,000
Total Investments Before Options Written — 103.7% (Cost: $ 39,920,426)		39,962,534
Options Written — (3.7)% (Premiums Received: $ (592,844))		(1,437,100)
Total Investments, Net of Options Written — 100.0% (Cost: $39,327,582)		38,525,434
Other Assets Less Liabilities — 0.0%		1,554
Net Assets — 100.0%		$38,526,988

(a)	Affiliate of the Fund.
(b)	All or a portion of this security was pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$210,000	$360,000 (a)	$—	$—	$—	$570,000	570,000	$3,348	$—
iShares Core S&P 500 ETF	26,258,760	20,590,084	(6,121,004)	320,410	(1,655,716)	39,392,534	70,601	222,643	—
				$320,410	$(1,655,716)	$39,962,534		$225,991	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
S&P 500 Index	70	05/16/25	USD	5,450.00	USD	38,983	$(1,437,100)
Balances Reported in the Statements of Assets and Liabilities for Options Written
Description	Unrealized Appreciation	Unrealized Depreciation	Value
Options Written	$—	$(844,256)	$(1,437,100)
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® S&P 500 BuyWrite ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Liabilities—Derivative Financial Instruments
Options written
Options written at value	$—	$—	$1,437,100	$—	$—	$—	$1,437,100
For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Options written	$—	$—	$1,264,099	$—	$—	$—	$1,264,099
Net Change in Unrealized Appreciation (Depreciation) on:
Options written	$—	$—	$(1,085,453)	$—	$—	$—	$(1,085,453)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Options:
Average value of option contracts written	$1,005,795
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$39,392,534	$—	$—	$39,392,534
Short-Term Securities
Money Market Funds	570,000	—	—	570,000
	$39,962,534	$—	$—	$39,962,534
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1,437,100)	$—	$—	$(1,437,100)

(a)	Derivative financial instruments are options written. Options written are shown at value.
See notes to financial statements.
Schedule of Investments
12

Statements of Assets and Liabilities (unaudited)
April 30, 2025

	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	iShares High Yield Corporate Bond BuyWrite Strategy ETF	iShares Investment Grade Corporate Bond BuyWrite Strategy ETF	iShares Russell 2000 BuyWrite ETF
ASSETS
Investments, at value—affiliated(a)	$1,060,295,291	$224,814,060	$238,565,154	$22,307,384
Cash	—	4,794	5,032	9,781
Receivables:
Options written	88,929	—	—	—
Capital shares sold	21,166	—	—	95
Dividends—affiliated	28,211	9,125	7,877	571
Total assets	1,060,433,597	224,827,979	238,578,063	22,317,831
LIABILITIES
Bank overdraft	69,840	—	—	—
Options written, at value(b)	12,066,865	4,098,678	4,495,450	656,565
Payables:
Investment advisory fees	173,702	35,573	37,815	3,470
Total liabilities	12,310,407	4,134,251	4,533,265	660,035
Commitments and contingent liabilities
NET ASSETS	$1,048,123,190	$220,693,728	$234,044,798	$21,657,796
NET ASSETS CONSIST OF
Paid-in capital	$1,228,384,552	$229,822,845	$256,195,560	$25,527,342
Accumulated loss	(180,261,362)	(9,129,117)	(22,150,762)	(3,869,546)
NET ASSETS	$1,048,123,190	$220,693,728	$234,044,798	$21,657,796
NET ASSET VALUE
Shares outstanding	44,350,000	7,100,000	9,000,000	560,000
Net asset value	$23.63	$31.08	$26.00	$38.67
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—affiliated	$1,135,927,705	$224,136,098	$237,412,485	$24,305,435
(b) Premiums received	$13,000,841	$2,886,750	$4,165,906	$391,752
See notes to financial statements.
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)(continued)
April 30, 2025

iShares S&P 500 BuyWrite ETF
ASSETS
Investments, at value—affiliated(a)	$39,962,534
Cash	6,632
Receivables:
Capital shares sold	98
Dividends—affiliated	1,516
Total assets	39,970,780
LIABILITIES
Options written, at value(b)	1,437,100
Payables:
Investment advisory fees	6,692
Total liabilities	1,443,792
Commitments and contingent liabilities
NET ASSETS	$38,526,988
NET ASSETS CONSIST OF
Paid-in capital	$42,012,931
Accumulated loss	(3,485,943)
NET ASSETS	$38,526,988
NET ASSET VALUE
Shares outstanding	860,000
Net asset value	$44.80
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—affiliated	$39,920,426
(b) Premiums received	$592,844
See notes to financial statements.
Statements of Assets and Liabilities
14

Statements of Operations (unaudited)
Six Months Ended April 30, 2025

	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF	iShares High Yield Corporate Bond BuyWrite Strategy ETF	iShares Investment Grade Corporate Bond BuyWrite Strategy ETF	iShares Russell 2000 BuyWrite ETF
INVESTMENT INCOME
Dividends—affiliated	$23,106,515	$5,936,763	$4,751,820	$124,207
Interest—unaffiliated	14,409	3,329	3,558	333
Total investment income	23,120,924	5,940,092	4,755,378	124,540
EXPENSES
Investment advisory	1,044,902	206,831	207,000	22,159
Interest expense	—	—	—	739
Total expenses	1,044,902	206,831	207,000	22,898
Net investment income	22,076,022	5,733,261	4,548,378	101,642
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—affiliated	(2,792,442)	115,210	49,969	46,443
In-kind redemptions—affiliated(a)	(15,775,094)	(72,802)	(257,303)	(26,905)
Options written	28,489,818	(208,502)	3,876,059	1,833,247
	9,922,282	(166,094)	3,668,725	1,852,785
Net change in unrealized appreciation (depreciation) on:
Investments—affiliated	(17,707,459)	(1,739,296)	(2,300,003)	(3,003,894)
Options written	(2,257,880)	(1,304,089)	(1,053,438)	(521,883)
	(19,965,339)	(3,043,385)	(3,353,441)	(3,525,777)
Net realized and unrealized gain (loss)	(10,043,057)	(3,209,479)	315,284	(1,672,992)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,032,965	$2,523,782	$4,863,662	$(1,571,350)
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)(continued)
Six Months Ended April 30, 2025

iShares S&P 500 BuyWrite ETF
INVESTMENT INCOME
Dividends—affiliated	$225,991
Interest—unaffiliated	714
Total investment income	226,705
EXPENSES
Investment advisory	36,926
Total expenses	36,926
Net investment income	189,779
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—affiliated	133,093
In-kind redemptions—affiliated(a)	187,317
Options written	1,264,099
1,584,509
Net change in unrealized appreciation (depreciation) on:
Investments—affiliated	(1,655,716)
Options written	(1,085,453)
(2,741,169)
Net realized and unrealized loss	(1,156,660)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(966,881)
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
16

Statements of Changes in Net Assets

	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF		iShares High Yield Corporate Bond BuyWrite Strategy ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$22,076,022	$33,968,972	$5,733,261	$3,482,703
Net realized gain (loss)	9,922,282	(52,863,589)	(166,094)	(2,725,710)
Net change in unrealized appreciation (depreciation)	(19,965,339)	72,293,830	(3,043,385)	3,830,275
Net increase in net assets resulting from operations	12,032,965	53,399,213	2,523,782	4,587,268
DISTRIBUTIONS TO SHAREHOLDERS(a)
From net investment income	(92,078,678)(b)	(33,968,972)	(11,108,085)(b)	(3,768,212)
Return of capital	—	(97,217,006)	—	(3,743,252)
Decrease in net assets resulting from distributions to shareholders	(92,078,678)	(131,185,978)	(11,108,085)	(7,511,464)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	20,732,860	536,078,708	41,688,461	146,708,081
NET ASSETS
Total increase (decrease) in net assets	(59,312,853)	458,291,943	33,104,158	143,783,885
Beginning of period	1,107,436,043	649,144,100	187,589,570	43,805,685
End of period	$1,048,123,190	$1,107,436,043	$220,693,728	$187,589,570

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Investment Grade Corporate Bond BuyWrite Strategy ETF		iShares Russell 2000 BuyWrite ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Six Months Ended 04/30/25 (unaudited)	Period From 03/14/24(a) to 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$4,548,378	$7,535,214	$101,642	$128,490
Net realized gain (loss)	3,668,725	(14,516,423)	1,852,785	(1,039,173)
Net change in unrealized appreciation (depreciation)	(3,353,441)	15,505,652	(3,525,777)	1,262,913
Net increase (decrease) in net assets resulting from operations	4,863,662	8,524,443	(1,571,350)	352,230
DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income and net realized gain	(16,302,933)(c)	(7,807,190)	(2,298,196)(c)	(352,230)
Return of capital	—	(20,438,751)	—	(1,422,839)
Decrease in net assets resulting from distributions to shareholders	(16,302,933)	(28,245,941)	(2,298,196)	(1,775,069)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	33,376,738	58,351,324	6,551,423	20,398,758
NET ASSETS
Total increase in net assets	21,937,467	38,629,826	2,681,877	18,975,919
Beginning of period	212,107,331	173,477,505	18,975,919	—
End of period	$234,044,798	$212,107,331	$21,657,796	$18,975,919

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
18

Statements of Changes in Net Assets(continued)

	iShares S&P 500 BuyWrite ETF
	Six Months Ended 04/30/25 (unaudited)	Period From 03/14/24(a) to 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$189,779	$168,674
Net realized gain (loss)	1,584,509	(670,046)
Net change in unrealized appreciation (depreciation)	(2,741,169)	1,939,021
Net increase (decrease) in net assets resulting from operations	(966,881)	1,437,649
DISTRIBUTIONS TO SHAREHOLDERS(b)
From net investment income	(2,519,062)(c)	(1,437,649)
Return of capital	—	(402,832)
Decrease in net assets resulting from distributions to shareholders	(2,519,062)	(1,840,481)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	15,612,434	26,803,329
NET ASSETS
Total increase in net assets	12,126,491	26,400,497
Beginning of period	26,400,497	—
End of period	$38,526,988	$26,400,497

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares 20+ Year Treasury Bond BuyWrite Strategy ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Period From 08/18/22(a) to 10/31/22
Net asset value, beginning of period	$25.43	$27.13	$33.64	$40.06
Net investment income(b)	0.50	0.98	0.94	0.13
Net realized and unrealized gain (loss)(c)	(0.22)	1.27	(2.17)	(5.35)
Net increase (decrease) from investment operations	0.28	2.25	(1.23)	(5.22)
Distributions(d)
From net investment income	(2.08)(e)	(1.02)	(4.79)	(1.12)
Return of capital	—	(2.93)	(0.49)	(0.08)
Total distributions	(2.08)	(3.95)	(5.28)	(1.20)
Net asset value, end of period	$23.63	$25.43	$27.13	$33.64
Total Return(f)
Based on net asset value	1.25%(g)	8.56%(h)	(5.39)%	(13.29)%(g)
Ratios to Average Net Assets(i)
Total expenses	0.20%(j)	0.20%	0.33%	0.35%(j)
Total expenses after fees waived	0.20%(j)	0.20%	0.20%	0.20%(j)
Net investment income	4.23%(j)	3.69%	3.04%	1.81%(j)
Supplemental Data
Net assets, end of period (000)	$1,048,123	$1,107,436	$649,144	$21,866
Portfolio turnover rate(k)	0%	0%	1%	0%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(i) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j) Annualized.
(k) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
20

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares High Yield Corporate Bond BuyWrite Strategy ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Period From 08/18/22(a) to 10/31/22
Net asset value, beginning of period	$32.34	$33.70	$37.48	$40.06
Net investment income(b)	0.87	1.92	1.92	0.33
Net realized and unrealized gain (loss)(c)	(0.43)	1.01	0.24	(1.54)
Net increase (decrease) from investment operations	0.44	2.93	2.16	(1.21)
Distributions(d)
From net investment income	(1.70)(e)	(2.15)	(2.73)	(1.30)
Return of capital	—	(2.14)	(3.21)	(0.07)
Total distributions	(1.70)	(4.29)	(5.94)	(1.37)
Net asset value, end of period	$31.08	$32.34	$33.70	$37.48
Total Return(f)
Based on net asset value	1.37%(g)	9.21%	5.96%	(3.02)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.20%(i)	0.20%	0.64%	0.70%(i)
Total expenses after fees waived	0.20%(i)	0.20%	0.20%	0.20%(i)
Net investment income	5.54%(i)	5.81%	5.42%	4.25%(i)
Supplemental Data
Net assets, end of period (000)	$220,694	$187,590	$43,806	$9,370
Portfolio turnover rate(j)	1%	0%(k)	1%	0%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
(k) Rounds to less than 0.5%.
See notes to financial statements.
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Investment Grade Corporate Bond BuyWrite Strategy ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Period From 08/18/22(a) to 10/31/22
Net asset value, beginning of period	$27.37	$30.43	$35.88	$40.10
Net investment income(b)	0.58	1.22	1.22	0.17
Net realized and unrealized gain (loss)(c)	0.09	0.39	(0.53)	(3.40)
Net increase (decrease) from investment operations	0.67	1.61	0.69	(3.23)
Distributions(d)
From net investment income	(2.04)(e)	(1.29)	(3.49)	(0.86)
Return of capital	—	(3.38)	(2.65)	(0.13)
Total distributions	(2.04)	(4.67)	(6.14)	(0.99)
Net asset value, end of period	$26.00	$27.37	$30.43	$35.88
Total Return(f)
Based on net asset value	2.57%(g)	5.55%	1.56%	(8.14)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.20%(i)	0.20%	0.33%	0.35%(i)
Total expenses after fees waived	0.20%(i)	0.20%	0.20%	0.20%(i)
Net investment income	4.39%(i)	4.24%	3.73%	2.32%(i)
Supplemental Data
Net assets, end of period (000)	$234,045	$212,107	$173,478	$12,559
Portfolio turnover rate(j)	1%	0%	0%(k)	0%(k)
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
(k) Rounds to less than 0.5%.
See notes to financial statements.
Financial Highlights
22

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Russell 2000 BuyWrite ETF
	Six Months Ended 04/30/25 (unaudited)	Period From 03/14/24(a) to 10/31/24
Net asset value, beginning of period	$45.18	$49.10
Net investment income(b)	0.20	0.36
Net realized and unrealized gain (loss)(c)	(2.07)	0.63
Net increase (decrease) from investment operations	(1.87)	0.99
Distributions
From net investment income(d)	(4.64)(e)	(0.35)
From net realized gain	—	(0.62)
Return of capital	—	(3.94)
Total distributions	(4.64)	(4.91)
Net asset value, end of period	$38.67	$45.18
Total Return(f)
Based on net asset value	(4.96)%(g)	2.26%(g)
Ratios to Average Net Assets(h)
Total expenses	0.20%(i)	0.20%(i)
Net investment income	0.92%(i)	1.22%(i)
Supplemental Data
Net assets, end of period (000)	$21,658	$18,976
Portfolio turnover rate(j)	0%	3%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares S&P 500 BuyWrite ETF
	Six Months Ended 04/30/25 (unaudited)	Period From 03/14/24(a) to 10/31/24
Net asset value, beginning of period	$48.89	$49.89
Net investment income(b)	0.27	0.43
Net realized and unrealized gain (loss)(c)	(0.60)	3.22
Net increase (decrease) from investment operations	(0.33)	3.65
Distributions
From net investment income(d)	(3.76)(e)	(0.43)
From net realized gain	—	(3.20)
Return of capital	—	(1.02)
Total distributions	(3.76)	(4.65)
Net asset value, end of period	$44.80	$48.89
Total Return(f)
Based on net asset value	(1.03)%(g)	7.66%(g)
Ratios to Average Net Assets(h)
Total expenses	0.22%(i)	0.22%(i)
Net investment income	1.13%(i)	1.37%(i)
Supplemental Data
Net assets, end of period (000)	$38,527	$26,400
Portfolio turnover rate(j)	1%	1%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
24

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
20+ Year Treasury Bond BuyWrite Strategy	Diversified
High Yield Corporate Bond BuyWrite Strategy	Diversified
Investment Grade Corporate Bond BuyWrite Strategy	Diversified
Russell 2000 BuyWrite	Diversified
S&P 500 BuyWrite	Diversified
Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates.  Distributions are determined on a tax basis and may differ from net investment income, net realized capital gains and/or return of capital for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The portion of distributions that exceeds each Fund's current and accumulated earnings and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund's minimum distribution requirements, but not in excess of the Fund's earnings and profits, will be taxable to the Fund's shareholders and will not constitute non-taxable returns of capital. Return of capital distributions will reduce a shareholder's cost basis and will result in higher capital gains or lower capital losses when each Fund's shares on which distributions were received are sold.  Once a shareholder's cost basis is reduced to zero, further distributions will be treated as capital gains.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
25
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option.
• Flexible Exchange Options (“FLEX Options”) are valued by an independent pricing service using a mathematical model, such as Black-Scholes model, which incorporates a number of market data factors, such as trades and prices of the underlying instruments.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. DERIVATIVE FINANCIAL INSTRUMENTS
Options:  The Funds write European-style call options on its respective underlying fund to generate gains from options premiums.
A European-style call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price on the expiration date. The Funds do not expect to physically settle outstanding option positions as they will generally purchase offsetting call options as necessary to close out the open call positions.
Notes to Financial Statements
26

Notes to Financial Statements (unaudited) (continued)
Premiums received on options written, as well as the daily fluctuation in market value, are included in options written at value in the Statements of Assets and Liabilities. When a written option expires without being exercised, a realized gain or loss is recorded in the Statements of Operations to the extent of the  premiums received. When a written option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds or does not exceed the premiums received. Written call options will typically be “covered,” meaning that they hold the underlying instrument subject to be called by the option counterparty. The Funds will seek to write call options up to (but not exceeding) the full amounts of shares of the underlying funds held in the Funds (i.e., the short positions in the call options are offset or “covered,” by the long positions the Funds hold in shares of the underlying funds).
In purchasing and writing options, the Funds bears the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. ("BlackRock"). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
20+ Year Treasury Bond BuyWrite Strategy	0.20%
High Yield Corporate Bond BuyWrite Strategy	0.20
Investment Grade Corporate Bond BuyWrite Strategy	0.20
Russell 2000 BuyWrite	0.20
S&P 500 BuyWrite	0.22
Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
6. PURCHASES AND SALES
For the six months ended April 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
20+ Year Treasury Bond BuyWrite Strategy	$—	$36,107,518
High Yield Corporate Bond BuyWrite Strategy	3,058,103	7,230,089
Investment Grade Corporate Bond BuyWrite Strategy	1,143,165	8,346,728
Russell 2000 BuyWrite	—	615,899
S&P 500 BuyWrite	186,623	1,375,277
For the six months ended April 30, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
20+ Year Treasury Bond BuyWrite Strategy	$225,176,761	$204,215,805
High Yield Corporate Bond BuyWrite Strategy	50,041,963	8,469,875
Investment Grade Corporate Bond BuyWrite Strategy	75,617,593	42,072,802
Russell 2000 BuyWrite	7,418,534	825,242
S&P 500 BuyWrite	20,403,461	4,745,727
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
27
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of October 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
20+ Year Treasury Bond BuyWrite Strategy	$(37,739,398)
High Yield Corporate Bond BuyWrite Strategy	(344,799)
Investment Grade Corporate Bond BuyWrite Strategy	(10,131,130)
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
20+ Year Treasury Bond BuyWrite Strategy	$1,135,927,995	$933,976	$(75,632,704)	$(74,698,728)
High Yield Corporate Bond BuyWrite Strategy	224,136,098	677,962	(1,211,928)	(533,966)
Investment Grade Corporate Bond BuyWrite Strategy	237,415,179	1,152,669	(332,238)	820,431
Russell 2000 BuyWrite	25,568,348	—	(3,525,777)	(3,525,777)
S&P 500 BuyWrite	41,859,447	24,813,044	(27,554,213)	(2,741,169)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Notes to Financial Statements
28

Notes to Financial Statements (unaudited) (continued)
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
Covered Call Option Risk: By writing covered call options in return for the receipt of premiums, the Funds will give up the opportunity to benefit from potential increases in the value of the underlying funds above the exercise prices of the written options but will continue to bear the risk of declines in the value of the underlying funds. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying funds. In addition, the Funds' ability to sell shares of the underlying funds will be limited while the options are in effect unless the Funds extinguish the option positions through the purchase of offsetting identical options prior to the expiration of the written options.
The covered call strategy may be subject to imperfect matching or price correlation between the written options and the underlying funds, which could reduce the Funds' returns. Exchanges may suspend the trading of options. As a result, the Funds may be unable to write or purchase options at times that may be advantageous to the Funds. If the Funds are unable to extinguish the option positions before exercise, the Funds may be required to deliver the corresponding shares of the underlying funds, resulting in increased transaction costs, tracking error, underinvestment, and potentially the realization of capital gains. Further, the Funds use options which are struck once per month, and the timing of changes in the price of the underlying funds may affect the Funds' performance.
The Funds will be affected by the movements in interest rates and the resulting share price of the underlying funds. In a falling interest rate environment, the underlying funds are generally expected to appreciate in price and the Funds may underperform the underlying funds as price appreciation for the Funds is limited to the exercise prices of the options written by the Funds.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/25		Year Ended 10/31/24
iShares ETF	Shares	Amount	Shares	Amount
20+ Year Treasury Bond BuyWrite Strategy
Shares sold	9,350,000	$223,906,417	25,525,000	$689,209,076
Shares redeemed	(8,550,000)	(203,173,557)	(5,900,000)	(153,130,368)
	800,000	$20,732,860	19,625,000	$536,078,708
High Yield Corporate Bond BuyWrite Strategy
Shares sold	1,575,000	$50,201,235	4,850,000	$158,139,456
Shares redeemed	(275,000)	(8,512,774)	(350,000)	(11,431,375)
	1,300,000	$41,688,461	4,500,000	$146,708,081
Investment Grade Corporate Bond BuyWrite Strategy
Shares sold	2,850,000	$75,305,393	2,800,000	$80,234,131
Shares redeemed	(1,600,000)	(41,928,655)	(750,000)	(21,882,807)
	1,250,000	$33,376,738	2,050,000	$58,351,324

	Six Months Ended 04/30/25		Period Ended 10/31/24(a)
iShares ETF	Shares	Amount	Shares	Amount
Russell 2000 BuyWrite
Shares sold	160,000	$7,378,419	440,000	$21,317,454
Shares redeemed	(20,000)	(826,996)	(20,000)	(918,696)
	140,000	$6,551,423	420,000	$20,398,758
29
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
	Six Months Ended 04/30/25		Period Ended 10/31/24(a)
iShares ETF	Shares	Amount	Shares	Amount
S&P 500 BuyWrite
Shares sold	420,000	$20,390,544	560,000	$27,799,226
Shares redeemed	(100,000)	(4,778,110)	(20,000)	(995,897)
	320,000	$15,612,434	540,000	$26,803,329

(a)	The Fund commenced operations on March 14, 2024.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
30

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
31
2025 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
USD	United States Dollar
Glossary of Terms Used in this Report
32

Additional Financial Information
Schedules of Investments (Unaudited)
April 30, 2025
Statements of Assets and Liabilities (Unaudited)
April 30, 2025
iShares Trust
iShares iBoxx $ High Yield Corporate Bond ETF | HYG | NYSE Arca
iShares iBoxx $ Investment Grade Corporate Bond ETF | LQD | NYSE Arca

Schedule of Investments (unaudited)
April 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.1%
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(a)(b)	$16,216	$15,704,182
7.50%, 06/01/29(a)(b)	15,160	12,412,250
7.75%, 04/15/28(a)(b)	13,726	11,392,580
7.88%, 04/01/30(a)(b)	11,598	11,612,498
9.00%, 09/15/28(a)(b)	10,178	10,510,821
Lamar Media Corp.
3.63%, 01/15/31(b)	8,235	7,451,783
3.75%, 02/15/28(b)	8,561	8,162,999
4.00%, 02/15/30(b)	7,608	7,095,867
4.88%, 01/15/29	4,713	4,579,693
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(a)(b)	36,048	32,082,720
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)(b)	7,224	6,709,651
4.63%, 03/15/30(a)(b)	7,235	6,686,552
5.00%, 08/15/27(a)	9,207	9,019,545
7.38%, 02/15/31(a)(b)	5,626	5,880,960
Stagwell Global LLC, 5.63%, 08/15/29(a)	15,662	14,785,711
		164,087,812
Aerospace & Defense — 2.2%
Bombardier Inc.
6.00%, 02/15/28(a)	10,146	10,021,382
7.00%, 06/01/32(a)(b)	10,475	10,592,844
7.25%, 07/01/31(a)(b)	10,946	11,206,886
7.50%, 02/01/29(a)	9,951	10,249,530
7.88%, 04/15/27(a)(b)	9,239	9,257,274
8.75%, 11/15/30(a)(b)	10,097	10,794,324
Incora Top Holdco LLC, 6.00%, 01/31/33(c)	4,044	863,340
Spirit AeroSystems Inc.
4.60%, 06/15/28	10,585	10,231,990
9.38%, 11/30/29(a)	13,582	14,447,852
9.75%, 11/15/30(a)(b)	17,216	19,076,361
TransDigm Inc.
4.63%, 01/15/29(b)	15,909	15,316,783
4.88%, 05/01/29(b)	9,216	8,868,137
5.50%, 11/15/27	33,949	33,821,691
6.00%, 01/15/33(a)(b)	20,914	20,878,707
6.38%, 03/01/29(a)	38,316	39,045,920
6.63%, 03/01/32(a)	30,932	31,679,899
6.75%, 08/15/28(a)	28,824	29,378,862
6.88%, 12/15/30(a)(b)	19,034	19,606,052
7.13%, 12/01/31(a)(b)	12,769	13,262,595
		318,600,429
Agriculture — 0.1%
Darling Ingredients Inc.
5.25%, 04/15/27(a)	7,143	7,054,988
6.00%, 06/15/30(a)(b)	13,315	13,260,908
		20,315,896
Airlines — 0.9%
Air Canada, 3.88%, 08/15/26(a)(b)	16,476	16,138,242
American Airlines Inc.
7.25%, 02/15/28(a)(b)	9,756	9,634,050
8.50%, 05/15/29(a)(b)	12,821	13,018,245
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	3,448	3,426,832
5.75%, 04/20/29(a)(b)	41,824	40,465,782
Security	Par (000)	Value
Airlines (continued)
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)(b)	$26,286	$24,229,120
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30(a)(b)	13,242	11,355,015
7.88%, 05/01/27(a)(b)	6,445	6,251,650
9.50%, 06/01/28(a)(b)	6,914	6,754,408
		131,273,344
Apparel — 0.1%
VF Corp.
2.80%, 04/23/27(b)	7,439	6,901,681
2.95%, 04/23/30(b)	11,376	9,356,419
		16,258,100
Auto Manufacturers — 1.0%
Allison Transmission Inc.
3.75%, 01/30/31(a)(b)	14,326	12,873,487
4.75%, 10/01/27(a)	6,218	6,096,971
5.88%, 06/01/29(a)(b)	6,921	6,910,169
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)(b)	14,644	12,582,271
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)(b)	6,252	5,951,904
5.50%, 07/15/29(a)(b)	6,048	5,772,574
5.88%, 01/15/28(a)(b)	7,202	7,101,100
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26(a)(b)	12,713	11,985,796
2.75%, 03/09/28(a)(b)	10,101	9,195,060
5.30%, 09/13/27(a)	5,576	5,465,189
7.05%, 09/15/28(a)	11,854	12,118,633
Nissan Motor Co. Ltd.
4.35%, 09/17/27(a)	19,652	18,936,634
4.81%, 09/17/30(a)(b)	33,035	30,488,005
		145,477,793
Auto Parts & Equipment — 1.7%
Adient Global Holdings Ltd.
7.00%, 04/15/28(a)(b)	7,888	7,933,159
7.50%, 02/15/33(a)(b)	11,149	10,563,678
8.25%, 04/15/31(a)(b)	6,911	6,841,890
American Axle & Manufacturing Inc.
5.00%, 10/01/29(b)	8,668	7,606,170
6.50%, 04/01/27(b)	7,382	7,172,844
6.88%, 07/01/28(b)	5,958	5,734,575
Aptiv PLC/Aptiv Global Financing DAC, 6.88%, 12/15/54, (5-year CMT + 3.385%)(b)(d)	6,335	5,924,365
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 05/15/28(a)(b)	9,709	9,839,769
6.75%, 02/15/30(a)(b)	9,852	10,010,351
8.50%, 05/15/27(a)(b)	27,362	27,464,607
Dana Inc.
4.25%, 09/01/30(b)	5,865	5,392,633
5.38%, 11/15/27(b)	5,980	5,942,625
5.63%, 06/15/28(b)	6,113	6,042,028
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27(b)	10,039	9,871,909
5.00%, 05/31/26(b)	13,171	13,088,681
5.00%, 07/15/29(b)	11,776	11,135,268
5.25%, 04/30/31(b)	8,006	7,463,594
5.25%, 07/15/31(b)	8,167	7,601,435
5.63%, 04/30/33(b)	6,791	6,257,295

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% Cash)(a)(e)	$4,948	$4,792,982
7.75%, 11/15/30, (7.75% Cash and 8.50% PIK)(a)(e)	6,444	6,299,010
8.00%, 11/15/32, (8.00% Cash and 8.75% PIK)(a)(e)	6,002	5,746,915
Tenneco Inc., 8.00%, 11/17/28(a)	26,836	25,606,018
ZF North America Capital Inc.
6.75%, 04/23/30(a)(b)	11,064	10,066,027
6.88%, 04/14/28(a)(b)	9,081	8,650,742
6.88%, 04/23/32(a)	10,602	9,354,547
7.13%, 04/14/30(a)(b)	7,884	7,253,280
		249,656,397
Banks — 0.4%
Freedom Mortgage Corp.
6.63%, 01/15/27(a)(b)	8,369	8,295,771
7.63%, 05/01/26(a)	7,003	7,000,812
12.00%, 10/01/28(a)	9,906	10,602,293
12.25%, 10/01/30(a)(b)	6,755	7,420,582
Intesa Sanpaolo SpA, 4.20%, 06/01/32, (1-year CMT + 2.600%)(a)(b)(d)	4,865	4,351,971
UniCredit SpA
5.46%, 06/30/35, (5-year CMT + 4.750%)(a)(d)	8,775	8,580,170
5.86%, 06/19/32, (5-year USD ICE Swap + 3.703%)(a)(b)(d)	2,550	2,554,864
7.30%, 04/02/34, (5-year USD ICE Swap + 4.914%)(a)(d)	9,910	10,363,877
		59,170,340
Beverages — 0.1%
Primo Water Holdings Inc./Triton Water Holdings Inc.
4.38%, 04/30/29(a)	10,482	9,942,491
6.25%, 04/01/29(a)(b)	10,020	9,969,900
		19,912,391
Building Materials — 2.1%
Builders FirstSource Inc.
4.25%, 02/01/32(a)(b)	18,854	17,044,186
5.00%, 03/01/30(a)(b)	7,823	7,500,301
6.38%, 06/15/32(a)(b)	8,612	8,667,759
6.38%, 03/01/34(a)(b)	13,774	13,653,477
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(a)(b)	9,329	8,090,109
Cornerstone Building Brands Inc., 9.50%, 08/15/29(a)(b)	7,386	6,425,820
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(a)(b)	39,021	39,601,632
6.75%, 07/15/31(a)(b)	7,119	7,243,583
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32(a)(b)	9,614	9,591,297
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(a)(b)	6,692	6,031,165
Quikrete Holdings Inc.
6.38%, 03/01/32(a)	52,369	52,709,760
6.75%, 03/01/33(a)(b)	19,949	20,022,696
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)	15,281	14,892,202
8.88%, 11/15/31(a)(b)	15,076	15,481,846
Standard Industries Inc./New York
3.38%, 01/15/31(a)(b)	15,917	14,043,092
Security	Par (000)	Value
Building Materials (continued)
4.38%, 07/15/30(a)	$20,946	$19,505,962
4.75%, 01/15/28(a)	13,430	13,076,120
5.00%, 02/15/27(a)(b)	11,963	11,841,251
6.50%, 08/15/32(a)(b)	14,561	14,670,207
		300,092,465
Chemicals — 2.7%
ASP Unifrax Holdings Inc.
5.25%, 09/30/28(a)	2,234	949,450
7.10%, 09/30/29, (5.85% Cash and 1.25% PIK)(a)(b)(e)	9,627	3,850,857
Avient Corp.
6.25%, 11/01/31(a)(b)	10,021	9,898,869
7.13%, 08/01/30(a)(b)	9,717	9,886,614
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)(b)	7,121	7,379,136
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)(b)	10,755	9,951,171
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)(b)	7,999	7,880,648
Celanese U.S. Holdings LLC
1.40%, 08/05/26(b)	2,148	2,048,999
6.42%, 07/15/27	5,166	5,205,003
6.50%, 04/15/30(b)	10,077	9,839,246
6.58%, 07/15/29(b)	11,351	11,447,711
6.60%, 11/15/28	15,853	16,011,847
6.63%, 07/15/32(b)	15,126	14,864,623
6.75%, 04/15/33(b)	15,094	14,140,248
6.80%, 11/15/30(b)	14,199	14,193,036
6.95%, 11/15/33(b)	13,571	13,594,478
Chemours Co. (The)
4.63%, 11/15/29(a)(b)	8,994	7,523,841
5.38%, 05/15/27(b)	7,147	6,939,880
5.75%, 11/15/28(a)(b)	10,661	9,653,855
INEOS Finance PLC
6.75%, 05/15/28(a)(b)	6,643	6,471,736
7.50%, 04/15/29(a)(b)	9,905	9,303,866
Methanex Corp.
5.13%, 10/15/27(b)	9,561	9,381,731
5.25%, 12/15/29(b)	10,180	9,661,634
Methanex U.S. Operations Inc., 6.25%, 03/15/32(a)(b)	8,608	8,152,292
NOVA Chemicals Corp.
4.25%, 05/15/29(a)(b)	7,102	6,711,390
5.25%, 06/01/27(a)	15,256	15,050,044
7.00%, 12/01/31(a)(b)	5,391	5,566,208
8.50%, 11/15/28(a)	4,789	5,043,056
9.00%, 02/15/30(a)	8,885	9,474,875
Olin Corp.
5.00%, 02/01/30(b)	7,548	7,070,787
5.63%, 08/01/29(b)	8,955	8,686,350
6.63%, 04/01/33(a)(b)	8,177	7,754,566
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(a)(b)	11,513	10,633,599
6.25%, 10/01/29(a)(b)	5,278	4,838,765
7.25%, 06/15/31(a)(b)	11,424	11,424,000
9.75%, 11/15/28(a)(b)	24,535	25,583,116
SCIH Salt Holdings Inc.
4.88%, 05/01/28(a)(b)	15,254	14,586,638
6.63%, 05/01/29(a)(b)	9,609	9,365,105
Tronox Inc., 4.63%, 03/15/29(a)(b)	15,575	12,537,875

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
WR Grace Holdings LLC
4.88%, 06/15/27(a)(b)	$10,298	$9,970,421
5.63%, 08/15/29(a)(b)	15,826	13,967,236
		396,494,802
Commercial Services — 4.8%
ADT Security Corp. (The), 4.13%, 08/01/29(a)(b)	13,510	12,747,361
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26(a)	7,776	7,761,381
Albion Financing 2 SARL, 8.75%, 04/15/27(a)	6,057	6,096,794
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	32,158	32,828,092
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(a)(b)	12,469	11,706,271
9.75%, 07/15/27(a)(b)	15,351	15,406,386
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(a)	26,381	25,314,140
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(a)(b)	6,785	6,310,050
5.38%, 03/01/29(a)(b)	8,286	7,598,193
5.75%, 07/15/27(a)(b)	5,049	4,924,138
8.00%, 02/15/31(a)(b)	7,735	7,661,208
8.25%, 01/15/30(a)(b)	9,615	9,592,886
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)(b)	14,821	14,774,166
Block Inc.
2.75%, 06/01/26(b)	14,234	13,867,190
3.50%, 06/01/31(b)	13,164	11,683,050
6.50%, 05/15/32(a)(b)	25,767	26,236,217
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)(b)	30,394	32,046,078
Brink's Co. (The)
4.63%, 10/15/27(a)(b)	8,261	8,108,502
6.50%, 06/15/29(a)(b)	5,128	5,224,972
6.75%, 06/15/32(a)(b)	5,804	5,941,845
EquipmentShare.com Inc.
8.00%, 03/15/33(a)(b)	7,382	7,272,418
8.63%, 05/15/32(a)(b)	8,972	9,144,935
9.00%, 05/15/28(a)(b)	15,060	15,323,550
Garda World Security Corp.
4.63%, 02/15/27(a)	7,914	7,772,988
6.00%, 06/01/29(a)	7,363	6,888,087
7.75%, 02/15/28(a)(b)	4,671	4,821,406
8.25%, 08/01/32(a)	7,475	7,343,221
8.38%, 11/15/32(a)	13,952	13,748,763
GEO Group Inc. (The)
8.63%, 04/15/29	8,912	9,356,998
10.25%, 04/15/31	9,305	10,167,574
Herc Holdings Inc.
5.50%, 07/15/27(a)(b)	17,185	16,953,480
6.63%, 06/15/29(a)(b)	11,096	10,963,403
Hertz Corp. (The)
4.63%, 12/01/26(a)(b)	7,425	6,209,156
5.00%, 12/01/29(a)(b)	13,367	8,264,566
12.63%, 07/15/29(a)(b)	16,708	16,248,530
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(a)	13,851	13,212,053
5.75%, 04/15/26(a)	3,329	3,328,018
6.25%, 01/15/28(a)(b)	17,779	17,745,220
Security	Par (000)	Value
Commercial Services (continued)
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)(b)	$18,198	$17,811,292
RR Donnelley & Sons Co.
9.50%, 08/01/29(a)(b)	14,354	13,672,185
10.88%, 08/01/29(a)(b)	6,006	5,668,163
Service Corp. International/U.S.
3.38%, 08/15/30(b)	11,574	10,375,441
4.00%, 05/15/31	10,640	9,718,480
4.63%, 12/15/27(b)	6,720	6,599,393
5.13%, 06/01/29(b)	11,061	10,922,738
5.75%, 10/15/32(b)	11,159	11,019,513
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc.
4.63%, 11/01/26(a)	6,369	6,283,597
6.75%, 08/15/32(a)(b)	15,281	15,498,449
Sotheby's, 7.38%, 10/15/27(a)(b)	10,692	10,037,757
United Rentals North America Inc.
3.75%, 01/15/32(b)	9,393	8,353,117
3.88%, 11/15/27	9,497	9,183,141
3.88%, 02/15/31	14,907	13,619,175
4.00%, 07/15/30(b)	9,766	9,089,523
4.88%, 01/15/28(b)	22,543	22,218,944
5.25%, 01/15/30(b)	10,268	10,152,141
5.50%, 05/15/27(b)	5,120	5,110,195
6.13%, 03/15/34(a)(b)	14,942	15,072,122
Wand NewCo 3 Inc., 7.63%, 01/30/32(a)(b)	17,676	18,160,853
Williams Scotsman Inc.
4.63%, 08/15/28(a)	7,525	7,213,540
6.63%, 06/15/29(a)	7,181	7,255,682
6.63%, 04/15/30(a)	6,820	6,941,396
7.38%, 10/01/31(a)(b)	7,746	8,017,918
		708,588,041
Computers — 0.8%
Amentum Holdings Inc., 7.25%, 08/01/32(a)(b)	14,657	14,913,497
McAfee Corp., 7.38%, 02/15/30(a)(b)	28,421	24,548,639
NCR Atleos Corp., 9.50%, 04/01/29(a)	19,497	20,911,117
NCR Voyix Corp.
5.00%, 10/01/28(a)(b)	8,753	8,486,034
5.13%, 04/15/29(a)(b)	6,095	5,844,800
Seagate HDD Cayman
4.09%, 06/01/29(b)	6,503	6,172,322
4.88%, 06/01/27(b)	6,777	6,706,384
8.25%, 12/15/29(b)	6,106	6,546,670
8.50%, 07/15/31(b)	7,145	7,646,222
9.63%, 12/01/32(b)	10,220	11,512,713
		113,288,398
Cosmetics & Personal Care — 0.4%
Edgewell Personal Care Co.
4.13%, 04/01/29(a)(b)	6,544	6,106,430
5.50%, 06/01/28(a)(b)	9,130	8,940,187
Opal Bidco SAS, 6.50%, 03/31/32(a)(b)	11,425	11,425,000
Perrigo Finance Unlimited Co.
4.90%, 06/15/30(b)	9,497	9,032,787
6.13%, 09/30/32(b)	10,990	10,879,422
Prestige Brands Inc.
3.75%, 04/01/31(a)(b)	7,989	7,185,107
5.13%, 01/15/28(a)	5,513	5,440,823
		59,009,756

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Distribution & Wholesale — 0.4%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29(a)(b)	$5,857	$5,397,421
4.00%, 01/15/28(a)(b)	10,334	9,959,392
H&E Equipment Services Inc., 3.88%, 12/15/28(a)	16,229	16,173,172
Ritchie Bros Holdings Inc.
6.75%, 03/15/28(a)(b)	7,217	7,359,536
7.75%, 03/15/31(a)(b)	11,519	12,047,261
		50,936,782
Diversified Financial Services — 5.0%
AG Issuer LLC, 6.25%, 03/01/28(a)	7,862	7,748,777
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(a)	7,828	8,054,890
Ally Financial Inc.
6.65%, 01/17/40, (5-year CMT + 2.450%)(d)	7,047	6,697,138
6.70%, 02/14/33(b)	7,393	7,345,026
Aretec Group Inc.
7.50%, 04/01/29(a)(b)	4,975	4,858,174
10.00%, 08/15/30(a)(b)	10,045	10,813,744
Bread Financial Holdings Inc.
8.38%, 06/15/35, (5-year CMT + 4.300%)(a)(b)(d)	6,310	5,906,949
9.75%, 03/15/29(a)	11,093	11,654,483
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	5,140	5,089,046
9.25%, 07/01/31(a)	9,377	9,871,637
Coinbase Global Inc.
3.38%, 10/01/28(a)(b)	13,946	12,828,142
3.63%, 10/01/31(a)(b)	11,449	9,937,274
Credit Acceptance Corp.
6.63%, 03/15/30(a)(b)	6,664	6,547,113
9.25%, 12/15/28(a)(b)	8,594	9,098,897
Encore Capital Group Inc.
8.50%, 05/15/30(a)(b)	7,419	7,695,877
9.25%, 04/01/29(a)(b)	6,699	7,071,397
Focus Financial Partners LLC, 6.75%, 09/15/31(a)(b)	14,926	14,981,972
Freedom Mortgage Holdings LLC
8.38%, 04/01/32(a)(b)	9,046	8,831,157
9.13%, 05/15/31(a)	10,346	10,426,285
9.25%, 02/01/29(a)	16,014	16,314,879
GGAM Finance Ltd.
5.88%, 03/15/30(a)(b)	5,998	5,948,696
6.88%, 04/15/29(a)(b)	4,871	4,961,973
8.00%, 02/15/27(a)	9,645	9,880,145
8.00%, 06/15/28(a)(b)	8,299	8,695,089
7.75%, 05/15/26(a)	5,864	5,920,492
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)(b)	15,094	15,056,265
goeasy Ltd.
7.38%, 10/01/30(a)	3,050	2,997,327
7.63%, 07/01/29(a)(b)	9,993	10,080,439
9.25%, 12/01/28(a)	7,969	8,328,860
Series 144*, 6.88%, 05/15/30(a)(b)	7,124	6,947,681
Jane Street Group/JSG Finance Inc.
4.50%, 11/15/29(a)(b)	7,695	7,319,432
6.13%, 11/01/32(a)(b)	22,024	21,650,096
6.75%, 05/01/33(a)	16,125	16,201,916
7.13%, 04/30/31(a)(b)	18,462	19,041,476
Security	Par (000)	Value
Diversified Financial Services (continued)
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(a)(b)	$13,878	$12,868,671
6.63%, 10/15/31(a)	7,181	7,030,608
Jefferson Capital Holdings LLC, 8.25%, 05/15/30(a)	3,015	3,022,538
Midcap Financial Issuer Trust
5.63%, 01/15/30(a)	5,931	5,222,246
6.50%, 05/01/28(a)	12,986	12,397,864
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30(a)(b)	8,070	8,077,566
5.50%, 08/15/28(a)	11,010	10,915,864
5.75%, 11/15/31(a)(b)	7,641	7,660,395
6.00%, 01/15/27(a)(b)	9,242	9,244,310
6.50%, 08/01/29(a)	9,628	9,791,676
7.13%, 02/01/32(a)(b)	13,661	14,180,664
Navient Corp.
4.88%, 03/15/28	6,752	6,484,030
5.00%, 03/15/27(b)	9,766	9,643,925
5.50%, 03/15/29(b)	9,755	9,245,301
6.75%, 06/15/26	8,111	8,159,159
9.38%, 07/25/30	7,267	7,719,516
11.50%, 03/15/31	6,797	7,556,281
OneMain Finance Corp.
3.50%, 01/15/27	10,739	10,272,525
3.88%, 09/15/28(b)	7,526	6,949,490
4.00%, 09/15/30(b)	11,594	10,271,704
5.38%, 11/15/29(b)	9,707	9,279,407
6.63%, 01/15/28(b)	10,964	11,032,525
6.63%, 05/15/29	12,340	12,383,892
6.75%, 03/15/32(b)	8,185	8,028,094
7.13%, 11/15/31(b)	9,775	9,814,002
7.50%, 05/15/31	10,182	10,309,275
7.88%, 03/15/30(b)	8,618	8,898,054
9.00%, 01/15/29(b)	11,302	11,795,104
PennyMac Financial Services Inc.
4.25%, 02/15/29(a)	8,040	7,501,947
5.75%, 09/15/31(a)(b)	7,021	6,690,241
6.88%, 02/15/33(a)(b)	11,721	11,719,476
7.13%, 11/15/30(a)(b)	8,948	9,088,669
7.88%, 12/15/29(a)	10,583	11,043,149
PRA Group Inc.
8.38%, 02/01/28(a)(b)	6,160	6,221,600
8.88%, 01/31/30(a)(b)	8,166	8,410,980
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(a)	15,042	14,496,027
3.63%, 03/01/29(a)	10,866	10,108,640
3.88%, 03/01/31(a)(b)	16,929	15,320,745
4.00%, 10/15/33(a)(b)	10,997	9,513,725
SLM Corp.
3.13%, 11/02/26	6,070	5,865,532
6.50%, 01/31/30(b)	7,482	7,708,686
Synchrony Financial, 7.25%, 02/02/33(b)	10,678	10,891,560
United Wholesale Mortgage LLC
5.50%, 04/15/29(a)	10,492	10,144,085
5.75%, 06/15/27(a)	7,808	7,704,997
		735,487,489
Electric — 3.7%
AES Corp. (The)
6.95%, 07/15/55, (5-year CMT + 2.890%)(d)	6,311	5,884,376
7.60%, 01/15/55, (5-year CMT + 3.201%)(d)	13,066	12,939,619

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Alpha Generation LLC, 6.75%, 10/15/32(a)	$14,522	$14,778,858
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28(a)	6,466	6,142,700
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(a)	11,317	11,118,500
Calpine Corp.
3.75%, 03/01/31(a)	12,076	11,141,116
4.50%, 02/15/28(a)	16,100	15,727,687
4.63%, 02/01/29(a)(b)	10,386	10,039,108
5.00%, 02/01/31(a)	11,267	10,850,121
5.13%, 03/15/28(a)(b)	18,543	18,314,778
Clearway Energy Operating LLC
3.75%, 02/15/31(a)(b)	12,270	10,935,961
4.75%, 03/15/28(a)(b)	12,193	11,907,135
DPL Inc., 4.35%, 04/15/29	4,832	4,584,360
Edison International
7.88%, 06/15/54, (5-year CMT + 3.658%)(b)(d)	7,158	6,717,087
8.13%, 06/15/53, (5-year CMT + 3.864%)(b)(d)	7,129	6,808,195
Electricite de France SA, 9.13%, (5-year CMT + 5.411%)(a)(d)(f)	21,109	23,484,501
Emera Inc., Series 16-A, 6.75%, 06/15/76(b)(d)	18,081	18,081,000
EUSHI Finance Inc., 7.63%, 12/15/54, (5-year CMT + 3.136%)(b)(d)	8,117	8,148,453
Lightning Power LLC, 7.25%, 08/15/32(a)	20,799	21,526,965
NextEra Energy Operating Partners LP
3.88%, 10/15/26(a)(b)	9,813	9,445,173
4.50%, 09/15/27(a)(b)	9,234	8,720,936
7.25%, 01/15/29(a)(b)	12,974	12,796,869
NRG Energy Inc.
3.38%, 02/15/29(a)(b)	7,155	6,615,871
3.63%, 02/15/31(a)(b)	14,015	12,578,463
3.88%, 02/15/32(a)	6,910	6,167,175
5.25%, 06/15/29(a)(b)	9,974	9,861,793
5.75%, 01/15/28(b)	9,833	9,867,612
5.75%, 07/15/29(a)(b)	9,785	9,739,445
6.00%, 02/01/33(a)(b)	12,346	12,207,108
6.25%, 11/01/34(a)(b)	12,647	12,604,854
PG&E Corp.
5.00%, 07/01/28(b)	12,584	12,262,374
5.25%, 07/01/30(b)	14,205	13,686,802
7.38%, 03/15/55, (5-year CMT + 3.883%)(d)	20,454	19,917,082
Pike Corp.
5.50%, 09/01/28(a)(b)	11,138	10,914,813
8.63%, 01/31/31(a)(b)	5,452	5,724,600
Talen Energy Supply LLC, 8.63%, 06/01/30(a)(b)	14,888	15,830,150
Vistra Operations Co. LLC
4.38%, 05/01/29(a)	16,142	15,525,053
5.00%, 07/31/27(a)	18,843	18,678,124
5.50%, 09/01/26(a)	13,829	13,762,344
5.63%, 02/15/27(a)	18,148	18,134,933
6.88%, 04/15/32(a)	13,750	14,183,538
7.75%, 10/15/31(a)	18,437	19,481,698
XPLR Infrastructure Operating Partners LP
8.38%, 01/15/31(a)(b)	12,720	12,767,700
8.63%, 03/15/33(a)(b)	8,375	8,348,828
		538,953,858
Security	Par (000)	Value
Electrical Components & Equipment — 0.5%
Energizer Holdings Inc.
4.38%, 03/31/29(a)	$10,922	$10,172,577
4.75%, 06/15/28(a)	8,871	8,540,999
WESCO Distribution Inc.
6.38%, 03/15/29(a)(b)	12,372	12,526,650
6.38%, 03/15/33(a)(b)	11,502	11,617,020
6.63%, 03/15/32(a)(b)	11,026	11,237,332
7.25%, 06/15/28(a)	18,602	18,905,027
Wolverine Escrow LLC, 1.00%, 01/31/33(c)(g)(h)	13,501	1
		72,999,606
Electronics — 0.5%
Imola Merger Corp., 4.75%, 05/15/29(a)(b)	27,564	26,307,024
Sensata Technologies BV
4.00%, 04/15/29(a)(b)	12,794	11,769,328
5.88%, 09/01/30(a)(b)	6,814	6,650,771
Sensata Technologies Inc.
3.75%, 02/15/31(a)(b)	10,190	8,878,037
4.38%, 02/15/30(a)(b)	6,019	5,559,750
6.63%, 07/15/32(a)(b)	7,770	7,697,040
		66,861,950
Energy - Alternate Sources — 0.1%
TerraForm Power Operating LLC
4.75%, 01/15/30(a)	10,791	10,143,001
5.00%, 01/31/28(a)(b)	10,179	9,911,801
		20,054,802
Engineering & Construction — 0.2%
Arcosa Inc.
4.38%, 04/15/29(a)(b)	6,018	5,666,717
6.88%, 08/15/32(a)(b)	8,550	8,710,312
Brand Industrial Services Inc., 10.38%, 08/01/30(a)(b)	19,061	18,107,950
		32,484,979
Entertainment — 2.6%
AMC Entertainment Holdings Inc., 7.50%, 02/15/29(a)(b)	12,646	8,722,958
Caesars Entertainment Inc.
4.63%, 10/15/29(a)(b)	16,763	15,484,821
6.00%, 10/15/32(a)(b)	14,548	13,681,667
6.50%, 02/15/32(a)(b)	20,016	20,116,080
7.00%, 02/15/30(a)(b)	28,429	29,112,717
8.13%, 07/01/27(a)(b)	6,588	6,603,773
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.25%, 07/15/29(b)	6,768	6,446,114
5.38%, 04/15/27(b)	6,193	6,146,676
Churchill Downs Inc.
4.75%, 01/15/28(a)	9,883	9,574,156
5.50%, 04/01/27(a)(b)	8,789	8,711,597
5.75%, 04/01/30(a)(b)	15,581	15,246,788
6.75%, 05/01/31(a)(b)	7,710	7,791,418
Cinemark USA Inc.
5.25%, 07/15/28(a)(b)	10,992	10,773,589
7.00%, 08/01/32(a)(b)	7,204	7,362,992
International Game Technology PLC
5.25%, 01/15/29(a)(b)	10,575	10,339,178
6.25%, 01/15/27(a)(b)	10,633	10,650,624
Light & Wonder International Inc.
7.00%, 05/15/28(a)	8,469	8,474,560
7.25%, 11/15/29(a)	6,871	6,989,486

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
7.50%, 09/01/31(a)	$8,364	$8,583,555
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)(b)	7,130	6,835,388
4.75%, 10/15/27(a)(b)	13,457	13,171,442
6.50%, 05/15/27(a)(b)	18,566	18,775,610
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(a)(b)	6,395	5,874,783
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 04/15/30(a)(b)	6,985	6,978,758
11.88%, 04/15/31(a)	5,275	5,210,751
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	5,652	5,334,452
Motion Finco SARL, 8.38%, 02/15/32(a)	5,976	5,627,360
Odeon Finco PLC, 12.75%, 11/01/27(a)(b)	5,533	5,619,253
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(a)	10,223	5,980,455
5.88%, 09/01/31(a)	10,338	5,453,295
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(a)(b)	14,286	12,267,960
8.45%, 07/27/30(a)(b)	5,765	5,592,050
Six Flags Entertainment Corp./DE
5.50%, 04/15/27(a)(b)	6,408	6,342,158
7.25%, 05/15/31(a)(b)	11,730	11,891,288
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32(a)(b)	11,598	11,699,714
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)(b)	10,973	10,585,982
6.25%, 03/15/33(a)(b)	11,330	10,938,876
7.13%, 02/15/31(a)(b)	14,365	14,836,459
		379,828,783
Environmental Control — 0.6%
Clean Harbors Inc.
4.88%, 07/15/27(a)(b)	6,687	6,536,543
6.38%, 02/01/31(a)(b)	6,689	6,794,710
GFL Environmental Inc.
4.00%, 08/01/28(a)(b)	10,563	10,028,829
4.38%, 08/15/29(a)	8,249	7,859,400
4.75%, 06/15/29(a)	10,418	10,092,385
Madison IAQ LLC
4.13%, 06/30/28(a)(b)	8,731	8,313,892
5.88%, 06/30/29(a)	14,220	13,437,900
Reworld Holding Corp.
4.88%, 12/01/29(a)	10,097	9,421,006
5.00%, 09/01/30(b)	7,040	6,470,200
Wrangler Holdco Corp., 6.63%, 04/01/32(a)(b)	7,102	7,293,500
		86,248,365
Food — 2.5%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(a)(b)	18,413	17,124,090
4.63%, 01/15/27(a)	18,792	18,578,188
4.88%, 02/15/30(a)(b)	14,971	14,467,376
5.88%, 02/15/28(a)(b)	11,595	11,591,739
6.25%, 03/15/33(a)(b)	7,813	7,911,053
6.50%, 02/15/28(a)(b)	10,963	11,134,617
B&G Foods Inc.
5.25%, 09/15/27(b)	7,761	7,277,746
Security	Par (000)	Value
Food (continued)
8.00%, 09/15/28(a)(b)	$10,792	$10,738,040
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% PIK)(a)(b)(e)	8,024	8,505,487
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28(a)(b)	5,089	4,984,167
7.63%, 07/01/29(a)(b)	6,317	6,604,649
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29(a)(b)	14,001	14,333,524
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)	13,463	12,610,456
4.38%, 01/31/32(a)(b)	9,898	9,046,875
4.88%, 05/15/28(a)(b)	6,282	6,187,770
Performance Food Group Inc.
4.25%, 08/01/29(a)(b)	14,446	13,673,847
5.50%, 10/15/27(a)	14,454	14,317,988
6.13%, 09/15/32(a)(b)	13,421	13,427,403
Pilgrim's Pride Corp.
3.50%, 03/01/32	12,187	10,833,280
4.25%, 04/15/31(b)	13,567	12,874,065
6.25%, 07/01/33	13,848	14,412,832
6.88%, 05/15/34	6,437	6,973,521
Post Holdings Inc.
4.50%, 09/15/31(a)	13,569	12,350,097
4.63%, 04/15/30(a)(b)	18,651	17,583,230
5.50%, 12/15/29(a)(b)	17,991	17,631,396
6.25%, 02/15/32(a)(b)	12,698	12,809,107
6.25%, 10/15/34(a)(b)	7,724	7,670,627
6.38%, 03/01/33(a)	16,695	16,548,919
U.S. Foods Inc.
4.63%, 06/01/30(a)(b)	8,008	7,627,620
4.75%, 02/15/29(a)(b)	12,548	12,176,579
5.75%, 04/15/33(a)(b)	7,647	7,494,978
6.88%, 09/15/28(a)	6,288	6,437,978
7.25%, 01/15/32(a)(b)	6,027	6,283,147
		372,222,391
Food Service — 0.2%
Aramark Services Inc., 5.00%, 02/01/28(a)(b)	15,955	15,680,255
TKC Holdings Inc.
6.88%, 05/15/28(a)(b)	5,162	5,174,905
10.50%, 05/15/29(a)(b)	9,251	9,201,854
		30,057,014
Forest Products & Paper — 0.2%
Glatfelter Corp., 4.75%, 11/15/29(a)(b)	7,806	6,781,039
Magnera Corp., 7.25%, 11/15/31(a)(b)	11,331	10,708,815
Mercer International Inc.
5.13%, 02/01/29(b)	12,151	9,963,820
12.88%, 10/01/28(a)(b)	5,484	5,592,583
		33,046,257
Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	6,886	6,571,172
5.88%, 08/20/26(b)	9,144	9,029,700
9.38%, 06/01/28(a)(b)	7,245	7,199,719
Venture Global Plaquemines LNG LLC
7.50%, 05/01/33(a)	16,220	16,614,212
7.75%, 05/01/35(a)(b)	8,945	9,188,491
		48,603,294

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products — 1.3%
Avantor Funding Inc.
3.88%, 11/01/29(a)(b)	$10,698	$9,881,935
4.63%, 07/15/28(a)(b)	20,869	20,057,849
Bausch & Lomb Corp., 8.38%, 10/01/28(a)(b)	20,248	21,033,622
Hologic Inc.
3.25%, 02/15/29(a)(b)	12,935	12,017,003
4.63%, 02/01/28(a)	5,848	5,740,178
Medline Borrower LP
3.88%, 04/01/29(a)	60,309	56,278,248
5.25%, 10/01/29(a)(b)	34,113	32,407,350
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(a)(b)	20,472	20,625,540
Teleflex Inc.
4.25%, 06/01/28(a)	9,253	8,862,262
4.63%, 11/15/27	7,461	7,277,389
		194,181,376
Health Care - Services — 4.5%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29(a)(b)	7,785	7,355,203
5.50%, 07/01/28(a)(b)	5,880	5,741,453
7.38%, 03/15/33(a)(b)	7,245	7,234,797
Charles River Laboratories International Inc.
3.75%, 03/15/29(a)(b)	6,705	6,135,075
4.00%, 03/15/31(a)(b)	7,251	6,374,862
4.25%, 05/01/28(a)	6,675	6,347,769
CHS/Community Health Systems Inc.
4.75%, 02/15/31(a)(b)	13,916	11,445,910
5.25%, 05/15/30(a)(b)	22,131	18,824,739
5.63%, 03/15/27(a)	26,286	25,628,850
6.00%, 01/15/29(a)(b)	8,293	7,731,688
6.13%, 04/01/30(a)(b)	16,199	11,018,722
6.88%, 04/01/28(a)(b)	8,436	6,516,810
6.88%, 04/15/29(a)	18,118	13,163,926
8.00%, 12/15/27(a)(b)	9,465	9,469,733
10.88%, 01/15/32(a)(b)	29,522	30,502,992
DaVita Inc.
3.75%, 02/15/31(a)	19,304	16,962,039
4.63%, 06/01/30(a)(b)	38,301	35,593,368
6.88%, 09/01/32(a)(b)	15,315	15,449,006
Encompass Health Corp.
4.50%, 02/01/28	10,958	10,769,462
4.63%, 04/01/31(b)	7,288	6,937,720
4.75%, 02/01/30(b)	12,409	12,045,292
IQVIA Inc.
5.00%, 10/15/26(a)	16,271	16,125,375
5.00%, 05/15/27(a)	16,012	15,876,699
6.50%, 05/15/30(a)(b)	7,572	7,673,717
LifePoint Health Inc.
5.38%, 01/15/29(a)(b)	6,512	5,879,115
8.38%, 02/15/32(a)(b)	9,204	9,379,451
9.88%, 08/15/30(a)(b)	10,257	10,898,062
10.00%, 06/01/32(a)(b)	11,739	11,313,461
11.00%, 10/15/30(a)(b)	15,146	16,599,789
Molina Healthcare Inc.
3.88%, 11/15/30(a)(b)	9,990	9,001,146
3.88%, 05/15/32(a)(b)	11,160	9,824,654
4.38%, 06/15/28(a)(b)	10,941	10,503,232
6.25%, 01/15/33(a)(b)	10,301	10,197,037
MPH Acquisition Holdings LLC
5.75%, 12/31/30(a)(b)	9,974	7,929,134
Security	Par (000)	Value
Health Care - Services (continued)
6.75%, 03/31/31, (6.00% Cash and 0.75% PIK)(a)(b)(e)	$10,022	$6,764,858
11.50%, 12/31/30, (6.50% Cash and 5.00% PIK)(a)(b)(e)	7,719	7,217,448
Prime Healthcare Services Inc., 9.38%, 09/01/29(a)(b)	21,763	20,781,750
Radiology Partners Inc.
7.78%, 01/31/29, (4.28% Cash and 3.50% PIK)(a)(b)(e)	10,895	10,677,260
9.78%, 02/15/30, (6.78% PIK)(a)(b)(e)	8,426	7,762,320
Star Parent Inc., 9.00%, 10/01/30(a)(b)	14,939	15,118,268
Tenet Healthcare Corp.
4.25%, 06/01/29	18,530	17,614,433
4.38%, 01/15/30(b)	19,309	18,313,621
4.63%, 06/15/28	8,755	8,516,912
5.13%, 11/01/27(b)	19,482	19,326,144
6.13%, 10/01/28(b)	33,990	33,905,025
6.13%, 06/15/30	27,366	27,502,830
6.25%, 02/01/27(b)	19,521	19,521,195
6.75%, 05/15/31(b)	18,220	18,670,945
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(a)(b)	15,110	15,336,650
		659,479,947
Holding Companies - Diversified — 0.6%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)(b)	13,525	12,756,780
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	9,225	7,679,813
5.25%, 05/15/27	19,801	18,846,394
6.25%, 05/15/26(b)	11,047	11,011,097
9.00%, 06/15/30(b)	10,197	9,589,960
9.75%, 01/15/29(b)	9,960	9,830,520
10.00%, 11/15/29(a)(b)	7,063	6,904,083
Stena International SA
7.25%, 01/15/31(a)(b)	11,692	11,516,620
7.63%, 02/15/31(a)(b)	6,311	6,360,825
		94,496,092
Home Builders — 0.5%
Ashton Woods USA LLC/Ashton Woods Finance Co., 4.63%, 04/01/30(a)(b)	4,993	4,569,868
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(b)	7,214	6,280,148
6.25%, 09/15/27(a)(b)	8,333	8,170,757
Century Communities Inc.
3.88%, 08/15/29(a)(b)	7,263	6,483,922
6.75%, 06/01/27(b)	6,243	6,224,505
LGI Homes Inc.
7.00%, 11/15/32(a)(b)	5,739	5,294,228
8.75%, 12/15/28(a)(b)	5,876	5,923,302
Mattamy Group Corp.
4.63%, 03/01/30(a)(b)	8,422	7,690,233
5.25%, 12/15/27(a)(b)	6,975	6,761,935
Taylor Morrison Communities Inc.
5.13%, 08/01/30(a)(b)	8,552	8,293,473
5.75%, 01/15/28(a)	6,160	6,154,025
5.88%, 06/15/27(a)	7,135	7,172,316
		79,018,712

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Furnishings — 0.1%
Tempur Sealy International Inc.
3.88%, 10/15/31(a)(b)	$11,071	$9,742,480
4.00%, 04/15/29(a)(b)	11,066	10,274,006
		20,016,486
Household Products & Wares — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/30(b)	7,651	6,981,078
4.13%, 04/30/31(a)(b)	5,270	4,744,239
Kronos Acquisition Holdings Inc.
8.25%, 06/30/31(a)(b)	7,467	6,175,956
10.75%, 06/30/32(a)(b)	5,986	3,711,320
		21,612,593
Housewares — 0.4%
Newell Brands Inc.
5.20%, 04/01/26	10,846	10,710,425
6.38%, 09/15/27(b)	6,306	6,169,302
6.38%, 05/15/30(b)	10,055	9,128,583
6.63%, 09/15/29(b)	7,207	6,760,730
6.63%, 05/15/32(b)	6,748	6,056,330
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31(b)	6,422	5,620,277
4.38%, 02/01/32(b)	5,819	5,039,196
4.50%, 10/15/29(b)	6,133	5,718,512
		55,203,355
Insurance — 3.0%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29(a)(b)	9,032	8,446,352
6.00%, 08/01/29(a)	7,139	6,782,607
7.50%, 11/06/30(a)	15,008	15,272,902
8.25%, 02/01/29(a)	13,409	13,674,096
8.50%, 06/15/29(a)(b)	6,356	6,574,901
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	10,257	9,890,308
5.88%, 11/01/29(a)(b)	5,605	5,398,705
6.50%, 10/01/31(a)(b)	14,697	14,660,257
6.75%, 10/15/27(a)	17,069	16,996,262
6.75%, 04/15/28(a)	17,805	17,938,537
7.00%, 01/15/31(a)(b)	19,273	19,559,782
7.38%, 10/01/32(a)	9,313	9,393,907
AmWINS Group Inc.
4.88%, 06/30/29(a)(b)	12,219	11,587,049
6.38%, 02/15/29(a)	10,225	10,316,066
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)(b)	15,341	15,647,820
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(a)	22,206	22,623,462
AssuredPartners Inc.
5.63%, 01/15/29(a)	6,569	6,550,525
7.50%, 02/15/32(a)	7,544	8,023,359
FWD Group Holdings Ltd., 8.40%, 04/05/29(a)(b)	12,177	12,505,604
Global Atlantic Fin Co.
4.70%, 10/15/51, (5-year CMT + 3.796%)(a)(d)	9,689	9,228,869
7.95%, 10/15/54, (5-year CMT + 3.608%)(a)(d)	8,656	8,809,451
Security	Par (000)	Value
Insurance (continued)
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(a)(b)	$14,392	$14,785,395
8.13%, 02/15/32(a)	6,903	6,980,659
HUB International Ltd.
5.63%, 12/01/29(a)(b)	6,607	6,443,857
7.25%, 06/15/30(a)(b)	42,591	44,089,671
7.38%, 01/31/32(a)	26,408	27,112,256
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30(a)	9,631	10,124,011
10.50%, 12/15/30(a)(b)	6,267	6,737,025
Liberty Mutual Group Inc., 4.13%, 12/15/51, (5-year CMT + 3.315%)(a)(b)(d)	7,655	7,241,451
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)(b)	41,240	42,292,676
Ryan Specialty LLC
4.38%, 02/01/30(a)(b)	6,038	5,721,005
5.88%, 08/01/32(a)(b)	16,636	16,433,443
		437,842,270
Internet — 1.7%
Arches Buyer Inc.
4.25%, 06/01/28(a)	12,247	11,526,335
6.13%, 12/01/28(a)(b)	6,275	5,625,930
Cogent Communications Group LLC
3.50%, 05/01/26(a)	5,765	5,637,997
7.00%, 06/15/27(a)	6,033	6,033,000
Gen Digital Inc.
6.25%, 04/01/33(a)	13,758	13,721,456
6.75%, 09/30/27(a)	13,117	13,330,151
7.13%, 09/30/30(a)(b)	8,969	9,225,525
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(a)	10,598	9,867,904
5.25%, 12/01/27(a)	8,138	8,050,805
ION Trading Technologies SARL
5.75%, 05/15/28(a)	5,642	5,077,800
9.50%, 05/30/29(a)	11,584	11,261,965
Match Group Holdings II LLC
3.63%, 10/01/31(a)(b)	7,380	6,321,130
4.13%, 08/01/30(a)(b)	6,879	6,180,438
4.63%, 06/01/28(a)	7,930	7,604,870
5.00%, 12/15/27(a)	6,407	6,298,337
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29(a)	9,529	5,567,128
11.75%, 10/15/28(a)	8,253	4,603,627
Rakuten Group Inc.
5.13%, (5-year CMT + 4.578%)(a)(b)(d)(f)	5,013	4,713,223
6.25%, (5-year CMT + 4.956%)(a)(b)(d)(f)	14,828	12,900,360
8.13%, , (5-year CMT + 4.250%)(a)(d)(f)	8,090	7,606,622
9.75%, 04/15/29(a)	26,219	27,705,617
11.25%, 02/15/27(a)(b)	24,109	25,887,039
Snap Inc., 6.88%, 03/01/33(a)(b)	21,267	21,240,416
Wayfair LLC
7.25%, 10/31/29(a)(b)	11,258	10,283,507
7.75%, 09/15/30(a)(b)	10,054	9,192,875
		255,464,057
Iron & Steel — 0.8%
ATI Inc., 7.25%, 08/15/30(b)	6,717	6,960,961

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel (continued)
Cleveland-Cliffs Inc.
5.88%, 06/01/27(b)	$7,700	$7,598,129
6.75%, 04/15/30(a)(b)	10,433	10,039,885
6.88%, 11/01/29(a)	12,300	11,902,202
7.00%, 03/15/32(a)(b)	20,205	19,012,113
7.38%, 05/01/33(a)(b)	13,310	12,531,782
7.50%, 09/15/31(a)(b)	11,527	11,164,093
Mineral Resources Ltd.
8.00%, 11/01/27(a)(b)	8,044	7,622,655
8.13%, 05/01/27(a)(b)	9,102	8,852,878
8.50%, 05/01/30(a)(b)	8,679	7,873,535
9.25%, 10/01/28(a)(b)	14,052	13,278,578
		116,836,811
Leisure Time — 0.8%
NCL Corp. Ltd.
5.88%, 02/15/27(a)(b)	14,105	14,035,180
6.75%, 02/01/32(a)(b)	25,244	24,612,900
7.75%, 02/15/29(a)(b)	9,362	9,652,891
8.13%, 01/15/29(a)(b)	11,954	12,502,106
NCL Finance Ltd., 6.13%, 03/15/28(b)	7,460	7,401,247
Sabre GLBL Inc.
8.63%, 06/01/27(a)(b)	8,507	8,145,453
10.75%, 11/15/29(a)(b)	10,500	10,014,375
Viking Cruises Ltd.
5.88%, 09/15/27(a)	11,346	11,311,080
7.00%, 02/15/29(a)(b)	6,269	6,291,673
9.13%, 07/15/31(a)(b)	10,255	10,947,315
VOC Escrow Ltd., 5.00%, 02/15/28(a)	9,052	8,870,960
		123,785,180
Lodging — 2.6%
Boyd Gaming Corp.
4.75%, 12/01/27(b)	14,372	14,086,837
4.75%, 06/15/31(a)	12,283	11,433,692
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(a)(b)	21,219	18,805,551
3.75%, 05/01/29(a)(b)	11,122	10,438,906
4.00%, 05/01/31(a)(b)	13,848	12,694,877
4.88%, 01/15/30(b)	13,361	13,053,697
5.75%, 05/01/28(a)(b)	5,841	5,837,641
5.88%, 04/01/29(a)(b)	8,134	8,215,340
5.88%, 03/15/33(a)(b)	14,048	14,033,601
6.13%, 04/01/32(a)(b)	5,447	5,532,300
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)(b)	7,953	6,919,110
5.00%, 06/01/29(a)(b)	11,729	10,829,776
6.63%, 01/15/32(a)	11,171	10,933,281
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27(b)	8,390	8,336,891
Melco Resorts Finance Ltd.
5.38%, 12/04/29(a)(b)	16,457	14,850,797
5.63%, 07/17/27(a)(b)	8,881	8,560,964
5.75%, 07/21/28(a)	10,921	10,325,501
7.63%, 04/17/32(a)(b)	10,309	9,907,980
MGM China Holdings Ltd.
4.75%, 02/01/27(a)(b)	10,806	10,532,054
5.88%, 05/15/26(a)(b)	9,578	9,566,027
7.13%, 06/26/31(a)(b)	7,550	7,585,391
Security	Par (000)	Value
Lodging (continued)
MGM Resorts International
4.63%, 09/01/26(b)	$5,967	$5,901,661
4.75%, 10/15/28(b)	9,551	9,176,635
5.50%, 04/15/27	9,150	9,105,394
6.13%, 09/15/29(b)	10,982	10,923,795
6.50%, 04/15/32(b)	11,292	11,080,840
Station Casinos LLC
4.50%, 02/15/28(a)	9,579	9,235,393
4.63%, 12/01/31(a)(b)	6,709	6,080,635
6.63%, 03/15/32(a)(b)	6,944	6,906,138
Studio City Finance Ltd.
5.00%, 01/15/29(a)(b)	15,840	13,892,947
6.50%, 01/15/28(a)(b)	6,799	6,512,519
Travel & Leisure Co.
4.50%, 12/01/29(a)(b)	9,318	8,740,750
6.00%, 04/01/27(b)	5,784	5,816,159
6.63%, 07/31/26(a)	9,081	9,144,113
Wynn Macau Ltd.
5.13%, 12/15/29(a)(b)	13,067	12,037,974
5.50%, 10/01/27(a)(b)	10,437	10,176,075
5.63%, 08/26/28(a)(b)	17,378	16,542,813
		373,754,055
Machinery — 0.6%
Chart Industries Inc.
7.50%, 01/01/30(a)(b)	20,763	21,541,612
9.50%, 01/01/31(a)(b)	6,175	6,580,234
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)(b)	13,888	14,076,356
Terex Corp.
5.00%, 05/15/29(a)(b)	8,838	8,455,315
6.25%, 10/15/32(a)(b)	10,081	9,646,509
TK Elevator Holdco GmbH, 7.63%, 07/15/28(a)(b)	4,707	4,707,736
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)	21,954	21,583,526
		86,591,288
Manufacturing — 0.3%
Axon Enterprise Inc.
6.13%, 03/15/30(a)(b)	13,651	13,941,084
6.25%, 03/15/33(a)(b)	10,738	10,952,760
FXI Holdings Inc.
12.25%, 11/15/26(a)(b)	6,736	5,973,225
12.25%, 11/15/26(a)	11,495	10,157,499
Hillenbrand Inc., 6.25%, 02/15/29(b)	7,200	7,162,596
		48,187,164
Media — 9.2%
AMC Networks Inc.
4.25%, 02/15/29(b)	13,440	9,843,180
10.25%, 01/15/29(a)(b)	12,004	12,370,789
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)(b)	41,001	36,999,302
4.25%, 01/15/34(a)(b)	26,465	22,293,454
4.50%, 08/15/30(a)(b)	37,607	34,881,042
4.50%, 05/01/32	40,793	36,254,779
4.50%, 06/01/33(a)(b)	24,370	21,206,199
4.75%, 03/01/30(a)(b)	42,681	40,324,155
4.75%, 02/01/32(a)(b)	15,372	13,892,445
5.00%, 02/01/28(a)	35,465	34,578,375
5.13%, 05/01/27(a)	43,538	42,915,659
5.38%, 06/01/29(a)	19,434	19,016,898

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
5.50%, 05/01/26(a)(b)	$10,207	$10,194,241
6.38%, 09/01/29(a)(b)	20,175	20,346,487
7.38%, 03/01/31(a)(b)	14,705	15,118,394
CSC Holdings LLC
3.38%, 02/15/31(a)	13,554	9,047,295
4.13%, 12/01/30(a)	14,329	9,815,365
4.50%, 11/15/31(a)	19,616	13,338,880
4.63%, 12/01/30(a)(b)	32,582	15,069,175
5.00%, 11/15/31(a)(b)	6,376	2,842,633
5.38%, 02/01/28(a)	14,757	12,893,929
5.50%, 04/15/27(a)	18,829	17,475,666
5.75%, 01/15/30(a)	31,798	15,938,748
6.50%, 02/01/29(a)(b)	22,930	18,745,275
7.50%, 04/01/28(a)	15,610	11,434,325
11.25%, 05/15/28(a)	14,407	14,039,322
11.75%, 01/31/29(a)	27,320	25,783,250
Directv Financing LLC, 8.88%, 02/01/30(a)(b)	9,888	9,433,152
Directv Financing LLC/Directv Financing Co-Obligor Inc.
5.88%, 08/15/27(a)(b)	49,295	47,665,061
10.00%, 02/15/31(a)	30,281	28,842,652
DISH DBS Corp.
5.25%, 12/01/26(a)(b)	38,368	34,914,880
5.75%, 12/01/28(a)(b)	33,012	27,730,080
7.38%, 07/01/28	13,251	8,891,421
7.75%, 07/01/26	27,986	24,279,000
5.13%, 06/01/29(b)	21,714	13,584,821
DISH Network Corp., 11.75%, 11/15/27(a)(b)	47,632	50,086,815
Gray Television Inc.
4.75%, 10/15/30(a)(b)	11,751	7,050,600
5.38%, 11/15/31(a)(b)	16,188	9,611,625
7.00%, 05/15/27(a)(b)	8,199	7,977,627
10.50%, 07/15/29(a)(b)	18,364	18,851,381
iHeartCommunications Inc.
7.75%, 08/15/30(a)	9,128	6,536,100
9.13%, 05/01/29(a)(b)	10,077	7,755,863
10.88%, 05/01/30(a)	8,728	3,666,014
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(a)(b)	11,254	8,285,758
6.75%, 10/15/27(a)(b)	15,982	13,005,752
McGraw-Hill Education Inc.
5.75%, 08/01/28(a)(b)	11,743	11,488,378
7.38%, 09/01/31(a)(b)	9,285	9,487,599
8.00%, 08/01/29(a)	9,282	9,178,088
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	15,010	14,161,609
5.63%, 07/15/27(a)(b)	24,077	23,872,827
Paramount Global
6.25%, 02/28/57(d)	8,420	7,802,994
6.38%, 03/30/62, (5-year CMT + 3.999%)(b)(d)	14,194	13,662,435
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26(a)	15,195	13,067,700
6.50%, 09/15/28(a)	16,003	10,385,697
Scripps Escrow II Inc., 3.88%, 01/15/29(a)(b)	7,209	5,493,052
Scripps Escrow Inc., 5.88%, 07/15/27(a)(b)	5,879	4,641,279
Sinclair Television Group Inc.
4.38%, 12/31/32(a)	1,379	840,328
5.50%, 03/01/30(a)	7,534	5,433,898
8.13%, 02/15/33(a)(b)	22,087	21,838,521
Security	Par (000)	Value
Media (continued)
Sirius XM Radio Inc.
3.13%, 09/01/26(a)(b)	$14,958	$14,561,763
3.88%, 09/01/31(a)(b)	20,518	17,614,785
4.00%, 07/15/28(a)(b)	29,124	27,412,965
4.13%, 07/01/30(a)(b)	20,383	18,223,421
5.00%, 08/01/27(a)	22,695	22,377,724
5.50%, 07/01/29(a)(b)	16,382	15,947,549
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	19,041	17,358,252
TEGNA Inc.
4.63%, 03/15/28(b)	14,061	13,445,831
5.00%, 09/15/29(b)	15,441	14,278,100
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	13,600	13,299,667
Univision Communications Inc.
4.50%, 05/01/29(a)(b)	14,044	12,029,696
6.63%, 06/01/27(a)	21,382	20,660,357
7.38%, 06/30/30(a)(b)	11,716	10,683,586
8.00%, 08/15/28(a)	19,777	19,261,973
8.50%, 07/31/31(a)(b)	17,345	16,271,778
Virgin Media Finance PLC, 5.00%, 07/15/30(a)(b)	13,046	11,414,141
Virgin Media Secured Finance PLC
4.50%, 08/15/30(a)(b)	11,665	10,495,584
5.50%, 05/15/29(a)	19,790	19,080,331
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(a)(b)	6,149	5,956,780
VZ Secured Financing BV, 5.00%, 01/15/32(a)	20,581	17,960,010
Ziggo Bond Co. BV, 5.13%, 02/28/30(a)(b)	7,335	6,486,497
Ziggo BV, 4.88%, 01/15/30(a)(b)	12,615	11,573,136
		1,352,576,195
Mining — 1.1%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)(b)	6,290	5,843,158
7.13%, 03/15/31(a)(b)	10,205	10,500,984
Alumina Pty. Ltd.
6.13%, 03/15/30(a)(b)	6,862	6,770,118
6.38%, 09/15/32(a)	7,500	7,302,525
Arsenal AIC Parent LLC
8.00%, 10/01/30(a)	10,982	11,351,270
11.50%, 10/01/31(a)	6,126	6,726,838
Constellium SE, 3.75%, 04/15/29(a)(b)	7,154	6,572,594
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/31(a)(b)	20,158	18,182,718
4.50%, 09/15/27(a)	8,798	8,579,196
FMG Resources August Pty. Ltd.
5.88%, 04/15/30(a)(b)	9,986	9,866,525
6.13%, 04/15/32(a)(b)	11,066	10,900,010
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)(b)	7,439	6,680,966
4.63%, 03/01/28(a)(b)	7,039	6,753,921
Novelis Corp.
3.25%, 11/15/26(a)	9,288	8,980,010
3.88%, 08/15/31(a)(b)	10,647	9,164,405
4.75%, 01/30/30(a)	22,095	20,516,215
Novelis Inc., 6.88%, 01/30/30(a)(b)	10,372	10,519,839
		165,211,292
Office & Business Equipment — 0.1%
Xerox Corp., 10.25%, 10/15/30(a)(b)	1,975	2,010,728
Xerox Holdings Corp.
5.50%, 08/15/28(a)(b)	11,162	7,143,680

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Office & Business Equipment (continued)
8.88%, 11/30/29(a)(b)	$7,087	$4,243,341
Xerox Issuer Corp., 13.50%, 04/15/31(a)(b)	6,125	5,811,094
		19,208,843
Oil & Gas — 5.3%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	14,029	14,043,614
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)	5,654	5,479,836
6.63%, 10/15/32(a)	8,607	8,463,550
8.25%, 12/31/28(a)(b)	6,803	6,888,804
Baytex Energy Corp.
7.38%, 03/15/32(a)(b)	8,005	6,904,312
8.50%, 04/30/30(a)(b)	10,772	9,984,438
CITGO Petroleum Corp.
6.38%, 06/15/26(a)	9,643	9,594,785
8.38%, 01/15/29(a)	13,718	13,705,139
Civitas Resources Inc.
5.00%, 10/15/26(a)	5,799	5,622,377
8.38%, 07/01/28(a)(b)	18,458	18,134,985
8.63%, 11/01/30(a)(b)	12,994	12,502,827
8.75%, 07/01/31(a)(b)	18,810	17,869,500
CNX Resources Corp.
6.00%, 01/15/29(a)	6,578	6,381,004
7.25%, 03/01/32(a)(b)	8,625	8,618,531
7.38%, 01/15/31(a)(b)	7,145	7,156,253
Comstock Resources Inc.
5.88%, 01/15/30(a)	12,986	11,752,330
6.75%, 03/01/29(a)	21,683	20,504,926
Crescent Energy Finance LLC
7.38%, 01/15/33(a)	14,289	12,520,736
7.63%, 04/01/32(a)(b)	15,661	14,231,934
9.25%, 02/15/28(a)(b)	13,609	13,753,255
CVR Energy Inc.
5.75%, 02/15/28(a)(b)	5,925	5,380,641
8.50%, 01/15/29(a)(b)	8,234	7,561,529
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/28(a)	10,352	10,364,940
8.75%, 05/01/31(a)(b)	7,385	7,495,775
Energian Israel Finance Ltd.
4.88%, 03/30/26(a)(i)	5,142	5,063,767
5.38%, 03/30/28(a)(i)	8,498	8,000,032
5.88%, 03/30/31(a)(i)	7,807	7,059,175
8.50%, 09/30/33(a)(i)	9,895	9,921,722
EQT Corp.
4.50%, 01/15/29(a)(b)	910	882,049
4.75%, 01/15/31(a)(b)	1,090	1,052,347
6.38%, 04/01/29(a)	697	712,536
7.50%, 06/01/27(a)	1,242	1,260,744
7.50%, 06/01/30(a)	2,960	3,182,602
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	7,830	7,264,772
6.00%, 04/15/30(a)	6,310	5,742,100
6.00%, 02/01/31(a)(b)	7,528	6,718,740
6.25%, 11/01/28(a)	7,742	7,475,869
6.25%, 04/15/32(a)	7,195	6,207,936
6.88%, 05/15/34(a)(b)	6,414	5,455,909
7.25%, 02/15/35(a)(b)	14,027	12,164,039
8.38%, 11/01/33(a)(b)	7,912	7,510,837
Security	Par (000)	Value
Oil & Gas (continued)
Leviathan Bond Ltd.
6.50%, 06/30/27(a)	$7,678	$7,542,691
6.75%, 06/30/30(a)	7,385	7,151,079
Matador Resources Co.
6.25%, 04/15/33(a)(b)	11,135	10,524,357
6.50%, 04/15/32(a)(b)	12,756	12,276,502
6.88%, 04/15/28(a)(b)	6,298	6,262,101
Nabors Industries Inc.
7.38%, 05/15/27(a)	9,604	9,051,770
8.88%, 08/15/31(a)(b)	7,163	4,838,607
9.13%, 01/31/30(a)(b)	9,171	8,268,417
Noble Finance II LLC, 8.00%, 04/15/30(a)	18,960	18,054,281
Northern Oil & Gas Inc.
8.13%, 03/01/28(a)(b)	9,877	9,709,091
8.75%, 06/15/31(a)	6,875	6,542,709
Parkland Corp.
4.50%, 10/01/29(a)(b)	11,104	10,457,423
4.63%, 05/01/30(a)(b)	10,959	10,305,522
5.88%, 07/15/27(a)(b)	6,419	6,366,236
6.63%, 08/15/32(a)(b)	7,838	7,797,556
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	10,758	9,498,418
7.88%, 09/15/30(a)(b)	7,256	5,955,217
9.88%, 03/15/30(a)	11,727	10,332,120
Permian Resources Operating LLC
5.88%, 07/01/29(a)(b)	9,640	9,370,482
6.25%, 02/01/33(a)(b)	13,668	13,297,825
7.00%, 01/15/32(a)	13,418	13,501,862
8.00%, 04/15/27(a)	8,459	8,560,773
Range Resources Corp.
4.75%, 02/15/30(a)(b)	7,162	6,741,232
8.25%, 01/15/29	8,131	8,325,006
SM Energy Co.
6.50%, 07/15/28(b)	4,804	4,599,902
6.63%, 01/15/27(b)	5,587	5,489,227
6.75%, 09/15/26	5,852	5,798,630
6.75%, 08/01/29(a)(b)	10,737	10,036,894
7.00%, 08/01/32(a)(b)	11,145	10,274,910
Sunoco LP
6.25%, 07/01/33(a)	13,654	13,629,696
7.00%, 05/01/29(a)	9,807	10,067,997
7.25%, 05/01/32(a)(b)	9,747	10,085,399
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29(b)	10,883	10,308,736
4.50%, 04/30/30(b)	11,217	10,558,001
5.88%, 03/15/28	5,253	5,231,725
6.00%, 04/15/27	7,385	7,357,306
7.00%, 09/15/28(a)	6,605	6,758,691
Talos Production Inc.
9.00%, 02/01/29(a)(b)	9,451	8,987,901
9.38%, 02/01/31(a)(b)	9,160	8,580,447
Transocean Inc.
8.00%, 02/01/27(a)(b)	7,820	7,224,379
8.25%, 05/15/29(a)	12,659	10,203,027
8.50%, 05/15/31(a)(b)	12,117	9,360,382
8.75%, 02/15/30(a)(b)	13,390	13,017,591
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	6,159	6,068,372
Valaris Ltd., 8.38%, 04/30/30(a)(b)	15,155	14,187,505
Vital Energy Inc., 7.88%, 04/15/32(a)(b)	14,712	11,395,233
		770,544,425

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(a)(b)	$11,662	$11,624,594
6.63%, 09/01/32(a)(b)	9,835	9,764,192
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27	9,470	9,377,573
7.13%, 03/15/29(a)	14,189	14,324,505
Weatherford International Ltd., 8.63%, 04/30/30(a)(b)	22,128	21,858,591
		66,949,455
Packaging & Containers — 2.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(a)(b)	9,243	8,454,572
4.00%, 09/01/29(a)(b)	15,039	13,079,418
6.00%, 06/15/27(a)	9,640	9,603,850
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26(a)	17,613	15,543,472
5.25%, 08/15/27(a)	27,047	12,425,428
Ball Corp.
2.88%, 08/15/30(b)	17,768	15,748,116
3.13%, 09/15/31(b)	10,974	9,594,591
6.00%, 06/15/29(b)	14,652	14,941,377
6.88%, 03/15/28(b)	10,812	11,076,137
Berry Global Inc., 5.63%, 07/15/27(a)	7,557	7,552,774
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(a)(b)	7,290	7,349,231
6.75%, 04/15/32(a)(b)	11,385	11,648,221
6.88%, 01/15/30(a)(b)	7,902	8,046,271
8.75%, 04/15/30(a)(b)	16,130	16,618,416
Crown Americas LLC, 5.25%, 04/01/30(b)	7,549	7,510,953
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	5,950	5,858,668
Graphic Packaging International LLC
3.50%, 03/15/28(a)(b)	6,737	6,341,201
3.75%, 02/01/30(a)(b)	5,727	5,240,205
6.38%, 07/15/32(a)(b)	7,042	7,086,013
LABL Inc.
5.88%, 11/01/28(a)(b)	7,218	5,970,730
8.25%, 11/01/29(a)(b)	6,182	4,180,578
8.63%, 10/01/31(a)(b)	12,747	10,420,672
10.50%, 07/15/27(a)(b)	9,195	8,265,443
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(a)(b)	36,207	36,304,035
9.25%, 04/15/27(a)	19,118	17,564,662
OI European Group BV, 4.75%, 02/15/30(a)(b)	6,397	5,922,471
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27(a)(b)	8,510	8,499,362
7.25%, 05/15/31(a)(b)	9,865	9,779,389
Sealed Air Corp.
4.00%, 12/01/27(a)(b)	6,719	6,463,678
5.00%, 04/15/29(a)(b)	5,595	5,438,452
6.50%, 07/15/32(a)(b)	6,069	6,167,621
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(a)(b)	11,173	11,264,395
7.25%, 02/15/31(a)(b)	7,040	7,337,933
Silgan Holdings Inc., 4.13%, 02/01/28	3,006	2,885,760
Security	Par (000)	Value
Packaging & Containers (continued)
Trivium Packaging Finance BV
5.50%, 08/15/26(a)	$14,170	$14,008,128
8.50%, 08/15/27(a)(b)	9,598	9,454,030
		363,646,253
Pharmaceuticals — 2.8%
1261229 BC Ltd., 10.00%, 04/15/32(a)(b)	45,644	44,788,175
AdaptHealth LLC
4.63%, 08/01/29(a)(b)	7,801	6,965,643
5.13%, 03/01/30(a)(b)	8,002	7,144,152
Bausch Health Americas Inc.
8.50%, 01/31/27(a)	8,901	8,455,950
9.25%, 04/01/26(a)	4,738	4,624,051
Bausch Health Companies Inc.
4.88%, 06/01/28(a)	20,090	16,278,425
5.00%, 01/30/28(a)	5,510	4,187,600
5.00%, 02/15/29(a)	6,120	3,855,600
5.25%, 01/30/30(a)	10,258	5,968,874
5.25%, 02/15/31(a)	6,070	3,290,130
6.25%, 02/15/29(a)	10,183	6,669,865
11.00%, 09/30/28(a)	22,323	20,992,549
CVS Health Corp.
6.75%, 12/10/54, (5-year CMT + 2.516%)(b)(d)	9,598	9,554,809
7.00%, 03/10/55, (5-year CMT + 2.886%)(d)	30,822	31,137,926
Endo Finance Holdings Inc., 8.50%, 04/15/31(a)(b)	15,166	15,760,330
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29(a)(b)	8,383	6,454,910
12.25%, 04/15/29(a)(b)	10,663	11,340,634
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	21,552	20,437,848
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(a)	27,693	26,083,067
5.13%, 04/30/31(a)(b)	26,483	22,209,536
6.75%, 05/15/34(a)(b)	6,879	6,489,907
7.88%, 05/15/34(a)(b)	6,637	6,106,040
Owens & Minor Inc.
4.50%, 03/31/29(a)(b)	7,182	5,835,171
6.63%, 04/01/30(a)(b)	8,266	7,047,922
10.00%, 04/15/30(a)(b)	7,873	8,107,960
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	43,861	42,380,691
4.75%, 05/09/27	12,632	12,396,278
5.13%, 05/09/29(b)	12,846	12,500,764
6.75%, 03/01/28(b)	15,815	16,182,259
7.88%, 09/15/29	7,784	8,335,538
8.13%, 09/15/31(b)	6,544	7,199,791
		408,782,395
Pipelines — 4.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)(b)	10,390	10,118,717
5.75%, 03/01/27(a)	8,221	8,188,116
5.75%, 01/15/28(a)	8,995	8,940,310
6.63%, 02/01/32(a)(b)	7,776	7,857,872

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/29(a)(b)	$7,125	$7,228,099
7.25%, 07/15/32(a)(b)	6,468	6,610,167
Buckeye Partners LP
3.95%, 12/01/26	8,423	8,210,993
4.13%, 12/01/27	5,225	5,019,762
4.50%, 03/01/28(a)	7,213	6,933,496
6.75%, 02/01/30(a)	6,863	6,977,097
6.88%, 07/01/29(a)(b)	7,706	7,814,366
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(a)	19,445	18,691,506
7.50%, 12/15/33(a)(b)	6,301	6,631,424
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(a)	6,301	6,222,238
8.63%, 03/15/29(a)(b)	15,234	15,682,337
DT Midstream Inc.
4.13%, 06/15/29(a)	13,825	12,966,744
4.38%, 06/15/31(a)(b)	13,390	12,318,800
Energy Transfer LP
7.13%, 10/01/54, (5-year CMT + 2.829%)(b)(d)	5,312	5,255,237
8.00%, 05/15/54, (5-year CMT + 4.020%)(b)(d)	10,876	11,256,660
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28	8,198	8,160,961
7.88%, 05/15/32(b)	9,166	8,919,343
8.00%, 05/15/33(b)	8,651	8,391,124
8.25%, 01/15/29(b)	7,411	7,521,296
8.88%, 04/15/30	6,878	7,032,755
Global Partners LP/GLP Finance Corp.
7.00%, 08/01/27	5,678	5,634,734
8.25%, 01/15/32(a)	6,433	6,536,346
Harvest Midstream I LP
7.50%, 09/01/28(a)	11,323	11,439,768
7.50%, 05/15/32(a)	7,552	7,684,462
Hess Midstream Operations LP
4.25%, 02/15/30(a)(b)	9,654	9,047,259
5.13%, 06/15/28(a)(b)	6,935	6,792,139
5.50%, 10/15/30(a)(b)	5,112	4,992,942
5.88%, 03/01/28(a)	10,938	10,954,768
6.50%, 06/01/29(a)	8,200	8,327,674
Howard Midstream Energy Partners LLC
7.38%, 07/15/32(a)(b)	8,498	8,634,765
8.88%, 07/15/28(a)	7,712	8,013,651
ITT Holdings LLC, 6.50%, 08/01/29(a)	16,894	15,394,657
Kinetik Holdings LP
5.88%, 06/15/30(a)(b)	13,426	13,090,350
6.63%, 12/15/28(a)	14,731	14,837,652
New Fortress Energy Inc., 6.50%, 09/30/26(a)(b)	6,334	5,178,045
NFE Financing LLC, 12.00%, 11/15/29(a)(b)	36,502	25,186,446
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)(b)	12,629	11,872,775
8.38%, 02/15/32(a)(b)	17,984	16,313,736
NuStar Logistics LP
5.63%, 04/28/27(b)	7,676	7,651,667
6.00%, 06/01/26	7,269	7,264,457
6.38%, 10/01/30(b)	8,768	8,901,186
Security	Par (000)	Value
Pipelines (continued)
Rockies Express Pipeline LLC
4.95%, 07/15/29(a)(b)	$7,368	$7,047,639
6.75%, 03/15/33(a)(b)	6,975	7,076,815
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.667%)(a)(b)(d)	9,098	8,938,785
7.63%, 03/01/55, (5-year CMT + 3.949%)(a)(b)(d)	5,689	5,662,831
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	10,030	9,743,205
6.00%, 03/01/27(a)	5,452	5,363,973
6.00%, 12/31/30(a)(b)	9,856	9,178,181
6.00%, 09/01/31(a)	6,668	6,124,836
7.38%, 02/15/29(a)	11,095	11,013,522
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(a)(b)	17,285	14,562,613
6.25%, 01/15/30(a)	13,764	13,767,624
3.88%, 08/15/29(a)	17,215	15,783,745
4.13%, 08/15/31(a)	17,391	15,537,631
Venture Global LNG Inc.
7.00%, 01/15/30(a)(b)	20,489	19,285,681
8.13%, 06/01/28(a)(b)	32,046	31,805,655
8.38%, 06/01/31(a)	31,038	29,912,872
9.50%, 02/01/29(a)	41,644	43,153,595
9.88%, 02/01/32(a)(b)	27,435	27,820,805
		708,478,907
Real Estate — 0.6%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)(b)	7,957	7,025,491
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(a)(b)	5,991	4,388,408
5.75%, 01/15/29(a)(b)	7,255	5,677,038
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)(b)	8,197	8,217,492
8.88%, 09/01/31(a)(b)	5,948	6,364,360
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	9,581	8,746,655
4.38%, 02/01/31(a)	9,284	8,232,866
5.38%, 08/01/28(a)	10,001	9,650,965
Kennedy-Wilson Inc.
4.75%, 03/01/29(b)	8,585	7,686,269
4.75%, 02/01/30(b)	7,897	6,903,478
5.00%, 03/01/31(b)	8,655	7,381,365
		80,274,387
Real Estate Investment Trusts — 3.8%
Brandywine Operating Partnership LP
3.95%, 11/15/27	6,049	5,700,396
8.88%, 04/12/29(b)	5,914	6,200,888
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27(a)(b)	9,312	9,015,742
5.75%, 05/15/26(a)	12,444	12,324,745
Diversified Healthcare Trust
4.38%, 03/01/31(b)	6,474	5,004,213
4.75%, 02/15/28	7,717	6,900,464

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	$6,038	$3,997,579
3.95%, 11/01/27	5,865	5,095,923
4.65%, 04/01/29(b)	6,375	4,564,819
Iron Mountain Inc.
4.50%, 02/15/31(a)	14,698	13,588,301
4.88%, 09/15/27(a)(b)	12,197	12,017,313
4.88%, 09/15/29(a)(b)	14,146	13,626,446
5.00%, 07/15/28(a)	5,994	5,854,759
5.25%, 03/15/28(a)	10,389	10,226,296
5.25%, 07/15/30(a)(b)	16,617	16,094,153
5.63%, 07/15/32(a)(b)	7,790	7,546,563
6.25%, 01/15/33(a)(b)	15,526	15,498,149
7.00%, 02/15/29(a)(b)	13,592	13,963,231
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(a)	10,101	9,444,435
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(a)	8,768	8,539,506
4.75%, 06/15/29(a)(b)	8,228	7,880,943
7.00%, 07/15/31(a)(b)	7,156	7,374,123
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31(b)	18,698	12,398,498
4.63%, 08/01/29(b)	11,723	8,931,754
5.00%, 10/15/27(b)	18,954	16,888,962
8.50%, 02/15/32(a)	20,805	21,158,373
Office Properties Income Trust
3.25%, 03/15/27(a)(b)	5,682	4,546,808
9.00%, 09/30/29(a)(b)	7,234	5,353,160
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)(b)	9,810	9,172,350
5.88%, 10/01/28(a)	9,886	9,657,090
7.00%, 02/01/30(a)(b)	8,133	8,130,293
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)(b)	8,009	7,669,418
4.75%, 10/15/27	10,130	9,938,543
6.50%, 04/01/32(a)	13,637	13,585,861
7.25%, 07/15/28(a)(b)	4,936	5,081,841
RLJ Lodging Trust LP
3.75%, 07/01/26(a)(b)	7,285	7,131,869
4.00%, 09/15/29(a)(b)	7,906	7,145,443
SBA Communications Corp.
3.13%, 02/01/29(b)	22,165	20,530,331
3.88%, 02/15/27	21,560	21,098,400
Service Properties Trust
3.95%, 01/15/28(b)	5,819	5,133,580
4.38%, 02/15/30(b)	5,374	4,005,941
4.75%, 10/01/26	6,187	5,989,820
4.95%, 02/15/27(b)	5,721	5,437,639
4.95%, 10/01/29(b)	5,582	4,379,916
5.50%, 12/15/27(b)	6,269	5,991,061
8.38%, 06/15/29(b)	9,289	9,012,497
8.63%, 11/15/31(a)(b)	13,897	14,748,608
8.88%, 06/15/32(b)	7,191	6,936,259
Starwood Property Trust Inc.
3.63%, 07/15/26(a)	6,219	6,062,669
4.38%, 01/15/27(a)(b)	7,224	7,061,460
6.00%, 04/15/30(a)	6,045	5,969,438
6.50%, 07/01/30(a)(b)	7,276	7,329,920
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
6.50%, 10/15/30(a)(b)	$3,890	$3,924,038
7.25%, 04/01/29(a)(b)	9,342	9,645,615
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30(a)(b)	8,904	7,936,870
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(a)(b)	7,783	7,444,673
6.50%, 02/15/29(a)(b)	15,640	14,314,197
10.50%, 02/15/28(a)	38,755	41,157,316
		561,359,498
Retail — 4.7%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(a)(b)	9,611	8,997,273
3.88%, 01/15/28(a)(b)	21,580	20,719,027
4.00%, 10/15/30(a)(b)	40,893	37,212,630
4.38%, 01/15/28(a)	9,488	9,179,640
5.63%, 09/15/29(a)	6,314	6,298,116
6.13%, 06/15/29(a)(b)	16,716	16,965,737
Advance Auto Parts Inc., 3.90%, 04/15/30(b)	7,051	6,342,657
Asbury Automotive Group Inc.
4.50%, 03/01/28(b)	5,647	5,458,619
4.63%, 11/15/29(a)(b)	11,037	10,378,091
4.75%, 03/01/30(b)	5,917	5,532,395
5.00%, 02/15/32(a)(b)	8,453	7,705,332
Bath & Body Works Inc.
5.25%, 02/01/28(b)	6,359	6,312,134
6.63%, 10/01/30(a)(b)	12,196	12,401,990
7.50%, 06/15/29(b)	6,260	6,405,357
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27, (7.75% PIK)(a)(b)(e)	5,332	5,156,118
Beacon Roofing Supply Inc., 6.75%, 04/30/32(a)	27,470	27,538,678
Carvana Co.
9.00%, 12/01/28, (9.00% PIK)(a)(b)(e)	8,503	8,741,807
13.00%, 06/01/30, (13.00% PIK)(a)(e)	21,904	23,231,057
14.00%, 06/01/31, (14.00% PIK)(a)(b)(e)	27,556	30,135,838
eG Global Finance PLC, 12.00%, 11/30/28(a)(b)	15,017	16,526,359
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29(a)	12,809	11,908,367
6.75%, 01/15/30(a)(b)	17,553	15,310,604
FirstCash Inc.
4.63%, 09/01/28(a)	6,322	6,097,717
5.63%, 01/01/30(a)(b)	7,432	7,302,312
6.88%, 03/01/32(a)(b)	7,172	7,331,649
Gap Inc. (The)
3.63%, 10/01/29(a)(b)	10,628	9,606,685
3.88%, 10/01/31(a)(b)	9,783	8,444,686
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(a)	7,031	6,204,566
8.75%, 01/15/32(a)	7,558	6,054,260
11.50%, 08/15/29(a)	7,597	7,179,165
Group 1 Automotive Inc.
4.00%, 08/15/28(a)(b)	10,171	9,662,450
6.38%, 01/15/30(a)(b)	7,184	7,252,607
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	9,179	9,140,173
LBM Acquisition LLC, 6.25%, 01/15/29(a)(b)	10,860	9,501,957
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)	13,852	13,097,343
8.25%, 08/01/31(a)(b)	10,860	11,306,279

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Lithia Motors Inc.
3.88%, 06/01/29(a)(b)	$11,717	$10,890,600
4.38%, 01/15/31(a)(b)	7,616	6,987,680
4.63%, 12/15/27(a)(b)	5,352	5,209,838
Macy's Retail Holdings LLC
5.88%, 03/15/30(a)(b)	6,772	6,293,868
6.13%, 03/15/32(a)(b)	6,484	5,828,805
Michaels Companies Inc. (The)
5.25%, 05/01/28(a)(b)	11,989	6,290,628
7.88%, 05/01/29(a)	16,682	5,844,539
Murphy Oil USA Inc.
3.75%, 02/15/31(a)(b)	7,221	6,500,091
4.75%, 09/15/29(b)	7,355	7,089,913
Nordstrom Inc.
4.25%, 08/01/31	6,266	5,336,000
4.38%, 04/01/30(b)	7,320	6,490,424
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28(a)(b)	16,352	15,555,401
7.75%, 02/15/29(a)(b)	16,619	15,474,129
QVC Inc., 6.88%, 04/15/29(a)(b)	8,451	5,641,043
Saks Global Enterprises LLC, 11.00%, 12/15/29(a)(b)	29,031	17,600,044
Sonic Automotive Inc.
4.63%, 11/15/29(a)(b)	8,827	8,282,374
4.88%, 11/15/31(a)(b)	7,335	6,692,271
Staples Inc.
10.75%, 09/01/29(a)	31,977	27,899,932
12.75%, 01/15/30(a)(b)	10,715	6,245,044
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)(b)	8,988	8,213,234
Walgreens Boots Alliance Inc.
3.20%, 04/15/30(b)	5,865	5,518,906
3.45%, 06/01/26	20,050	19,585,040
8.13%, 08/15/29(b)	11,447	11,907,513
Yum! Brands Inc.
3.63%, 03/15/31(b)	14,146	12,760,456
4.63%, 01/31/32(b)	14,808	13,912,375
4.75%, 01/15/30(a)(b)	11,485	11,100,827
5.38%, 04/01/32(b)	12,671	12,458,761
		688,249,411
Semiconductors — 0.3%
Entegris Inc.
3.63%, 05/01/29(a)(b)	4,822	4,439,166
4.38%, 04/15/28(a)(b)	6,149	5,922,640
4.75%, 04/15/29(a)	22,280	21,632,488
5.95%, 06/15/30(a)(b)	11,863	11,804,041
		43,798,335
Software — 2.7%
AthenaHealth Group Inc., 6.50%, 02/15/30(a)(b)	32,483	31,014,781
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)(b)	10,449	8,976,091
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)(b)	10,859	9,589,854
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)(b)	11,560	10,907,785
4.88%, 07/01/29(a)(b)	13,243	12,022,161
Cloud Software Group Inc.
6.50%, 03/31/29(a)(b)	52,367	52,367,000
8.25%, 06/30/32(a)(b)	25,514	26,582,399
9.00%, 09/30/29(a)(b)	51,833	52,283,258
Security	Par (000)	Value
Software (continued)
Fair Isaac Corp.
4.00%, 06/15/28(a)(b)	$12,127	$11,601,734
5.25%, 05/15/26(a)	5,806	5,797,880
Helios Software Holdings Inc./ION Corporate Solutions Finance SARL, 8.75%, 05/01/29(a)	9,810	9,539,072
Open Text Corp.
3.88%, 02/15/28(a)(b)	12,752	12,163,081
3.88%, 12/01/29(a)(b)	11,607	10,673,904
Open Text Holdings Inc.
4.13%, 02/15/30(a)(b)	12,706	11,731,450
4.13%, 12/01/31(a)(b)	9,367	8,358,689
ROBLOX Corp., 3.88%, 05/01/30(a)	13,845	12,806,486
Rocket Software Inc.
6.50%, 02/15/29(a)	7,939	7,502,355
9.00%, 11/28/28(a)(b)	10,742	11,066,403
SS&C Technologies Inc.
5.50%, 09/30/27(a)	26,719	26,555,480
6.50%, 06/01/32(a)(b)	9,923	10,058,201
Twilio Inc.
3.63%, 03/15/29(b)	6,514	6,083,485
3.88%, 03/15/31(b)	6,855	6,199,491
UKG Inc., 6.88%, 02/01/31(a)(b)	34,140	35,172,735
		389,053,775
Telecommunications — 6.4%
Altice Financing SA
5.00%, 01/15/28(a)	16,605	12,636,777
5.75%, 08/15/29(a)	28,381	20,860,035
Altice France Holding SA
6.00%, 02/15/28(a)	14,377	4,439,701
10.50%, 05/15/27(a)	20,915	6,498,355
Altice France SA
5.13%, 01/15/29(a)	6,151	4,989,650
5.13%, 07/15/29(a)	34,385	28,109,737
5.50%, 01/15/28(a)	15,070	12,470,425
5.50%, 10/15/29(a)	27,623	22,581,802
8.13%, 02/01/27(a)	23,943	21,907,845
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55, (5-year CMT + 2.390%)(d)	14,045	14,083,563
7.00%, 09/15/55, (5-year CMT + 2.363%)(d)	17,118	17,001,521
British Telecommunications PLC
4.25%, 11/23/81, (5-year CMT + 2.985%)(a)(d)	7,053	6,833,511
4.88%, 11/23/81, (5-year CMT + 3.493%)(a)(b)(d)	6,713	6,025,723
CommScope LLC
4.75%, 09/01/29(a)(b)	12,774	11,282,900
7.13%, 07/01/28(a)(b)	10,237	8,688,518
8.25%, 03/01/27(a)(b)	13,651	12,441,139
9.50%, 12/15/31(a)(b)	14,561	14,888,622
CommScope Technologies LLC, 5.00%, 03/15/27(a)(b)	9,743	8,476,410
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(b)	26,693	24,957,955
Consolidated Communications Inc.
5.00%, 10/01/28(a)	6,661	6,320,803
6.50%, 10/01/28(a)	9,936	9,737,280
EchoStar Corp.
6.75%, 11/30/30, (6.75% PIK)(b)(e)	31,092	29,003,006
Series ., 10.75%, 11/30/29	74,749	79,109,857
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	22,378	22,143,926

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.88%, 10/15/27(a)	$18,019	$18,001,882
5.88%, 11/01/29(b)	9,746	9,723,220
6.00%, 01/15/30(a)(b)	13,306	13,343,257
6.75%, 05/01/29(a)	14,514	14,571,194
8.63%, 03/15/31(a)	9,394	9,952,379
8.75%, 05/15/30(a)(b)	16,596	17,368,416
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	9,555	8,903,349
6.63%, 08/01/26(b)	10,482	8,511,594
Iliad Holding SASU
7.00%, 10/15/28(a)	15,370	15,550,118
7.00%, 04/15/32(a)	11,694	11,809,580
8.50%, 04/15/31(a)	13,046	13,761,704
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(a)(b)	42,261	41,651,596
Level 3 Financing Inc.
3.75%, 07/15/29(a)(b)	6,690	5,049,987
3.88%, 10/15/30(a)(b)	6,231	4,914,390
4.00%, 04/15/31(a)(b)	6,872	5,324,412
4.25%, 07/01/28(a)	425	368,382
4.50%, 04/01/30(a)(b)	10,451	8,702,861
4.88%, 06/15/29(a)(b)	7,816	6,821,554
10.50%, 04/15/29(a)(b)	9,853	10,919,125
10.50%, 05/15/30(a)(b)	11,546	12,497,448
10.75%, 12/15/30(a)(b)	10,333	11,456,714
11.00%, 11/15/29(a)(b)	21,271	23,791,410
Lumen Technologies Inc.
4.13%, 04/15/30(a)(b)	6,193	5,790,728
10.00%, 10/15/32(a)(b)	6,141	6,125,049
Optics Bidco SpA
Series 2033, 6.38%, 11/15/33(a)(b)	7,034	6,735,055
Series 2034, 6.00%, 09/30/34(a)(b)	6,379	5,924,496
Series 2036, 7.20%, 07/18/36(a)	6,592	6,418,828
Series 2038, 7.72%, 06/04/38(a)(b)	7,365	7,329,709
Rogers Communications Inc.
5.25%, 03/15/82, (5-year CMT + 3.590%)(a)(d)	10,029	9,765,037
7.00%, 04/15/55, (5-year CMT + 2.653%)(b)(d)	14,626	14,717,412
7.13%, 04/15/55, (5-year CMT + 2.620%)(d)	13,659	13,605,047
Viasat Inc.
5.63%, 04/15/27(a)(b)	8,208	8,031,183
6.50%, 07/15/28(a)(b)	5,555	4,881,456
7.50%, 05/30/31(a)(b)	9,651	7,305,807
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	18,845	16,424,339
4.75%, 07/15/31(a)	18,110	15,914,162
7.75%, 04/15/32(a)	9,505	9,574,655
Vodafone Group PLC
3.25%, 06/04/81, (5-year CMT + 2.447%)(b)(d)	8,411	8,107,931
4.13%, 06/04/81, (5-year CMT + 2.767%)(b)(d)	13,836	12,249,011
7.00%, 04/04/79, (5-year USD Swap + 4.873%)(d)	28,057	28,825,201
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)(b)	30,312	30,991,292
Zayo Group Holdings Inc.
4.00%, 03/01/27(a)	23,546	21,660,201
6.13%, 03/01/28(a)	16,915	13,791,011
		932,651,243
Security	Par (000)	Value
Transportation — 0.2%
Brightline East LLC, 11.00%, 01/31/30(a)(b)	$18,646	$15,253,094
Stonepeak Nile Parent LLC, 7.25%, 03/15/32(a)	135	137,103
XPO Inc.
7.13%, 06/01/31(a)(b)	5,480	5,610,972
7.13%, 02/01/32(a)(b)	8,038	8,234,690
		29,235,859
Trucking & Leasing — 0.3%
Fortress Transportation and Infrastructure Investors LLC
5.88%, 04/15/33(a)(b)	7,151	6,845,298
7.00%, 05/01/31(a)(b)	9,537	9,717,853
7.00%, 06/15/32(a)(b)	10,438	10,574,947
7.88%, 12/01/30(a)(b)	7,498	7,822,094
5.50%, 05/01/28(a)	12,975	12,747,937
		47,708,129
Total Corporate Bonds & Notes — 97.9% (Cost: $15,264,925,450)		14,364,209,322
Fixed Rate Loan Interests
Software — 0.0%
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/09/27(c)	714	695,691
Total Fixed Rate Loan Interests — 0.0% (Cost: $676,087)		695,691
	Shares
Common Stocks
Aerospace & Defense — 0.0%
Incora Top Holdco LLC, NVS(b)(c)	203,132	3,046,980
Office REITs — 0.0%
Office Properties Income Trust, NVS	18,325	7,513
Oil, Gas & Consumable Fuels — 0.0%
New Fortress Energy Inc., (Acquired 12/24/24, Cost $ —)(j)	404,350	2,195,621
Total Common Stocks — 0.0% (Cost $20,967,666)		5,250,114
Preferred Stocks
Software — 0.0%
Veritas Kapital Assurance PLC, Series G-1, Preference Shares, NVS	23,800	487,900
Veritas Kapital Assurance PLC, Series G, Preference Shares, NVS	34,448	792,304
		1,280,204
Total Preferred Stocks — 0.0% (Cost $1,161,960)		1,280,204
Total Long-Term Investments — 97.9% (Cost: $15,287,731,163)		14,371,435,331

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 21.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(k)(l)(m)	3,085,359,500	$3,086,593,643
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(k)(l)	25,270,000	25,270,000
Total Short-Term Securities — 21.2% (Cost: $3,110,656,653)		3,111,863,643
Total Investments — 119.1% (Cost: $18,398,387,816)		17,483,298,974
Liabilities in Excess of Other Assets — (19.1)%		(2,808,496,253)
Net Assets — 100.0%		$14,674,802,721

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Perpetual security with no stated maturity date.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(j)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $2,195,621, representing less than 0.05% of its net assets as of period end, and an original cost of $—.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$14,363,345,981	$863,341	$14,364,209,322
Fixed Rate Loan Interests	—	—	695,691	695,691
Common Stocks	—	2,203,134	3,046,980	5,250,114
Preferred Stocks	—	1,280,204	—	1,280,204
Short-Term Securities
Money Market Funds	3,111,863,643	—	—	3,111,863,643
	$3,111,863,643	$14,366,829,319	$4,606,012	$17,483,298,974

Schedule of Investments (unaudited)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.0%
Omnicom Group Inc., 2.60%, 08/01/31(a)	$7,353	$6,438,358
Aerospace & Defense — 2.3%
Boeing Co. (The)
2.95%, 02/01/30(a)	6,369	5,840,818
3.20%, 03/01/29(a)	6,968	6,576,797
3.25%, 02/01/35	7,218	5,945,224
3.60%, 05/01/34	8,434	7,276,724
3.63%, 02/01/31(a)	10,899	10,178,626
3.75%, 02/01/50(a)	8,956	6,216,996
3.90%, 05/01/49	5,455	3,821,967
3.95%, 08/01/59	6,313	4,220,948
5.15%, 05/01/30	28,743	28,997,631
5.71%, 05/01/40	21,575	20,917,495
5.81%, 05/01/50	41,116	38,536,530
5.93%, 05/01/60	26,312	24,194,184
6.30%, 05/01/29	11,361	11,935,704
6.39%, 05/01/31	8,162	8,700,548
6.53%, 05/01/34	17,298	18,576,466
6.86%, 05/01/54	18,657	19,953,747
7.01%, 05/01/64	11,971	12,761,067
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	8,056	7,667,773
General Dynamics Corp.
3.63%, 04/01/30	9,852	9,554,885
4.25%, 04/01/40	6,682	5,915,109
4.25%, 04/01/50(a)	4,584	3,804,660
4.95%, 08/15/35	1,755	1,769,015
General Electric Co.
5.88%, 01/14/38	7,622	8,026,928
6.75%, 03/15/32	9,374	10,489,012
L3Harris Technologies Inc.
4.40%, 06/15/28	5,491	5,473,484
5.05%, 06/01/29(a)	6,120	6,220,616
5.25%, 06/01/31(a)	6,830	6,980,737
5.35%, 06/01/34(a)	7,801	7,864,368
5.40%, 07/31/33	9,393	9,521,267
Lockheed Martin Corp.
2.80%, 06/15/50(a)	9,072	5,582,287
3.80%, 03/01/45	6,921	5,416,473
3.90%, 06/15/32	4,116	3,915,157
4.07%, 12/15/42	10,651	8,801,702
4.09%, 09/15/52	12,146	9,388,354
4.15%, 06/15/53	6,942	5,409,879
4.70%, 05/15/46	9,739	8,598,517
4.75%, 02/15/34(a)	6,650	6,561,616
5.20%, 02/15/55	8,273	7,679,319
5.20%, 02/15/64	6,785	6,152,924
5.25%, 01/15/33	5,947	6,127,104
5.70%, 11/15/54	7,995	7,943,009
5.90%, 11/15/63(a)	5,780	5,882,788
Northrop Grumman Corp.
4.03%, 10/15/47	15,911	12,428,851
4.40%, 05/01/30	6,314	6,280,324
4.70%, 03/15/33(a)	7,615	7,517,972
4.75%, 06/01/43(a)	6,307	5,585,554
4.90%, 06/01/34(a)	6,679	6,610,230
4.95%, 03/15/53	7,772	6,858,677
5.20%, 06/01/54	8,542	7,829,016
5.25%, 05/01/50(a)	6,271	5,779,589
Security	Par (000)	Value
Aerospace & Defense (continued)
RTX Corp.
1.90%, 09/01/31(a)	$8,800	$7,444,600
2.25%, 07/01/30	10,004	8,963,952
2.38%, 03/15/32	7,704	6,601,484
2.82%, 09/01/51(a)	7,493	4,505,400
3.03%, 03/15/52(a)	8,947	5,609,458
3.13%, 07/01/50	6,391	4,139,430
3.75%, 11/01/46	7,640	5,719,277
4.13%, 11/16/28	24,108	23,917,147
4.15%, 05/15/45	6,518	5,252,517
4.35%, 04/15/47	7,676	6,284,474
4.45%, 11/16/38	7,887	7,158,151
4.50%, 06/01/42	26,842	23,295,683
4.63%, 11/16/48	12,608	10,614,399
5.15%, 02/27/33	8,005	8,082,396
5.38%, 02/27/53(a)	9,101	8,548,420
6.00%, 03/15/31(a)	7,662	8,187,843
6.10%, 03/15/34(a)	11,857	12,724,468
6.40%, 03/15/54	13,743	14,742,357
		636,080,124
Agriculture — 1.7%
Altria Group Inc.
2.45%, 02/04/32	10,508	8,901,384
3.40%, 05/06/30	10,261	9,638,696
3.40%, 02/04/41	12,773	9,185,032
3.70%, 02/04/51(a)	9,660	6,516,133
3.88%, 09/16/46	13,477	9,637,438
4.00%, 02/04/61(a)	7,754	5,270,957
4.25%, 08/09/42	5,939	4,697,324
4.80%, 02/14/29	18,328	18,431,588
5.38%, 01/31/44(a)	13,668	12,687,928
5.80%, 02/14/39	12,756	12,637,415
5.95%, 02/14/49(a)	18,567	17,945,189
Archer-Daniels-Midland Co.
2.70%, 09/15/51	6,729	4,034,416
2.90%, 03/01/32(a)	6,997	6,259,859
3.25%, 03/27/30	8,722	8,275,038
BAT Capital Corp.
2.73%, 03/25/31(a)	13,322	11,837,432
4.39%, 08/15/37	18,867	16,523,802
4.54%, 08/15/47	15,254	11,976,370
4.74%, 03/16/32	4,121	4,007,321
4.76%, 09/06/49	5,835	4,658,017
4.91%, 04/02/30(a)	6,726	6,760,047
5.35%, 08/15/32	9,012	9,063,355
5.63%, 08/15/35	10,516	10,560,159
5.83%, 02/20/31	9,601	10,001,475
6.00%, 02/20/34(a)	6,896	7,196,248
6.34%, 08/02/30	5,558	5,935,064
6.42%, 08/02/33(a)	7,587	8,109,598
7.08%, 08/02/43	5,395	5,771,334
7.08%, 08/02/53	8,748	9,473,347
BAT International Finance PLC, 5.93%, 02/02/29(a)	5,818	6,088,289
Bunge Ltd. Finance Corp.
2.75%, 05/14/31(a)	13,226	11,831,537
4.20%, 09/17/29	4,320	4,261,896
4.65%, 09/17/34(a)	5,510	5,326,683
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 5.95%, 04/20/35(a)(b)	8,515	8,749,710

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
Philip Morris International Inc.
1.75%, 11/01/30(a)	$10,974	$9,504,023
2.10%, 05/01/30(a)	10,009	8,937,099
3.38%, 08/15/29	9,402	9,018,924
3.88%, 08/21/42	8,106	6,411,389
4.13%, 03/04/43	5,857	4,795,388
4.25%, 11/10/44(a)	6,707	5,561,261
4.38%, 04/30/30	3,750	3,725,482
4.38%, 11/15/41	4,876	4,166,220
4.63%, 11/01/29	7,186	7,241,885
4.75%, 11/01/31	10,167	10,202,501
4.88%, 02/13/29	8,017	8,140,297
4.88%, 11/15/43	5,552	4,983,334
4.90%, 11/01/34(a)	4,196	4,126,174
5.13%, 02/15/30(a)	14,377	14,736,954
5.13%, 02/13/31	7,011	7,188,647
5.25%, 02/13/34	13,006	13,134,092
5.38%, 02/15/33	15,120	15,472,582
5.63%, 11/17/29	5,941	6,224,622
5.63%, 09/07/33	8,077	8,383,193
5.75%, 11/17/32	8,634	9,047,993
6.38%, 05/16/38(a)	8,619	9,358,385
Reynolds American Inc.
5.70%, 08/15/35(a)	6,439	6,469,688
5.85%, 08/15/45	16,667	15,551,729
		484,631,943
Apparel — 0.1%
NIKE Inc.
2.85%, 03/27/30(a)	11,053	10,334,157
3.25%, 03/27/40	8,748	6,760,948
3.38%, 03/27/50(a)	9,890	6,852,481
3.88%, 11/01/45(a)	6,372	4,973,898
Tapestry Inc.
5.10%, 03/11/30(a)	200	200,633
5.50%, 03/11/35(a)	202	196,802
		29,318,919
Auto Manufacturers — 2.2%
American Honda Finance Corp.
4.40%, 09/05/29	5,688	5,654,498
4.90%, 03/13/29(a)	6,981	7,063,914
4.90%, 01/10/34(a)	3,918	3,842,123
5.05%, 07/10/31	9,028	9,159,774
5.13%, 07/07/28	5,512	5,625,838
5.65%, 11/15/28(a)	5,485	5,699,197
Cummins Inc.
1.50%, 09/01/30(a)	7,897	6,818,697
5.15%, 02/20/34(a)	5,372	5,446,676
5.45%, 02/20/54(a)	7,481	7,123,809
Ford Motor Co.
3.25%, 02/12/32	18,262	14,907,444
4.75%, 01/15/43(a)	13,182	9,828,374
5.29%, 12/08/46(a)	9,133	7,124,080
6.10%, 08/19/32	14,548	13,960,144
7.45%, 07/16/31	9,314	9,850,866
Ford Motor Credit Co. LLC
2.90%, 02/10/29(a)	7,595	6,749,693
3.63%, 06/17/31	8,316	7,111,705
4.00%, 11/13/30	13,772	12,209,930
5.11%, 05/03/29(a)	11,437	10,967,919
5.30%, 09/06/29	5,936	5,718,815
Security	Par (000)	Value
Auto Manufacturers (continued)
5.80%, 03/08/29	$14,546	$14,260,221
5.88%, 11/07/29(a)	9,871	9,705,493
6.05%, 03/05/31(a)	7,774	7,594,316
6.05%, 11/05/31	8,764	8,500,967
6.13%, 03/08/34	11,456	10,784,069
6.50%, 02/07/35(a)	9,434	9,131,444
6.53%, 03/19/32	5,907	5,839,350
6.80%, 05/12/28	4,467	4,529,310
6.80%, 11/07/28(a)	11,473	11,698,689
7.12%, 11/07/33	9,086	9,139,102
7.20%, 06/10/30	7,032	7,243,449
7.35%, 03/06/30	10,388	10,713,491
General Motors Co.
5.00%, 10/01/28(a)	6,839	6,844,029
5.00%, 04/01/35	7,197	6,579,975
5.15%, 04/01/38(a)	6,561	5,878,724
5.20%, 04/01/45	9,496	7,747,933
5.40%, 10/15/29(a)	4,853	4,887,863
5.40%, 04/01/48(a)	6,127	5,108,778
5.60%, 10/15/32(a)	7,708	7,620,042
5.95%, 04/01/49	6,829	6,084,276
6.25%, 10/02/43	11,115	10,445,307
6.60%, 04/01/36(a)	8,912	9,149,052
6.75%, 04/01/46(a)	5,568	5,491,732
General Motors Financial Co. Inc.
2.35%, 01/08/31	9,110	7,719,498
2.40%, 10/15/28	9,529	8,718,611
2.70%, 06/10/31(a)	10,457	8,935,155
3.10%, 01/12/32	10,763	9,212,407
3.60%, 06/21/30	10,373	9,541,065
4.30%, 04/06/29	11,329	10,939,101
4.90%, 10/06/29(a)	6,956	6,835,152
5.35%, 01/07/30(a)	9,412	9,439,021
5.45%, 09/06/34(a)	8,020	7,675,991
5.55%, 07/15/29	12,820	12,907,881
5.60%, 06/18/31	6,201	6,219,465
5.63%, 04/04/32(a)	5,404	5,363,137
5.75%, 02/08/31	7,816	7,914,553
5.80%, 06/23/28	1,528	1,558,314
5.80%, 01/07/29(a)	5,445	5,548,483
5.85%, 04/06/30(a)	9,640	9,785,289
5.90%, 01/07/35(a)	8,772	8,683,356
5.95%, 04/04/34(a)	9,801	9,721,535
6.10%, 01/07/34	11,882	11,940,794
6.40%, 01/09/33	7,861	8,094,410
Honda Motor Co. Ltd., 2.97%, 03/10/32(a)	7,958	7,067,087
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	11,064	13,072,999
Toyota Motor Credit Corp.
2.15%, 02/13/30	8,568	7,728,634
3.38%, 04/01/30	9,954	9,461,712
4.45%, 06/29/29	7,254	7,275,879
4.55%, 08/09/29(a)	5,934	5,973,312
4.60%, 10/10/31	7,204	7,178,608
4.65%, 01/05/29	6,476	6,541,291
4.80%, 01/05/34(a)	5,599	5,542,958
5.05%, 05/16/29	7,585	7,773,395
5.10%, 03/21/31	6,334	6,482,147
5.25%, 09/11/28	5,327	5,491,552
5.35%, 01/09/35(a)	5,648	5,769,549

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
5.55%, 11/20/30	$5,508	$5,780,833
		607,734,282
Auto Parts & Equipment — 0.1%
Aptiv PLC, 3.10%, 12/01/51	11,039	6,252,272
Aptiv PLC/Aptiv Corp.
3.25%, 03/01/32(a)	6,222	5,403,294
4.15%, 05/01/52(a)	8,403	5,735,673
		17,391,239
Banks — 23.1%
Australia & New Zealand Banking Group Ltd./New York, 4.62%, 12/16/29(a)	5,895	5,971,469
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29	5,919	6,074,107
6.03%, 03/13/35, (1-year CMT + 1.950%)(a)(c)	6,777	6,931,813
Banco Santander SA
2.75%, 12/03/30	10,911	9,545,520
2.96%, 03/25/31(a)	6,279	5,657,697
3.31%, 06/27/29(a)	9,434	8,965,851
3.49%, 05/28/30(a)	5,397	5,069,126
5.44%, 07/15/31(a)	10,879	11,221,224
5.54%, 03/14/30, (1-year CMT + 1.450%)(a)(c)	11,212	11,506,348
5.57%, 01/17/30(a)	12,114	12,515,594
5.59%, 08/08/28	3,834	3,950,605
6.03%, 01/17/35(a)	10,110	10,496,483
6.35%, 03/14/34(a)	10,176	10,373,946
6.61%, 11/07/28(a)	9,007	9,602,233
6.92%, 08/08/33	15,561	16,529,051
6.94%, 11/07/33(a)	11,516	12,917,764
Bank of America Corp.
1.90%, 07/23/31, (1-day SOFR + 1.530%)(c)	25,667	22,212,253
1.92%, 10/24/31, (1-day SOFR + 1.370%)(c)	22,853	19,688,342
2.09%, 06/14/29, (1-day SOFR + 1.060%)(c)	14,684	13,652,806
2.30%, 07/21/32, (1-day SOFR + 1.220%)(c)	36,491	31,347,692
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(c)	21,596	19,530,697
2.57%, 10/20/32, (1-day SOFR + 1.210%)(c)	29,232	25,372,327
2.59%, 04/29/31, (1-day SOFR + 2.150%)(c)	25,399	22,941,037
2.68%, 06/19/41, (1-day SOFR + 1.930%)(c)	40,010	28,198,156
2.69%, 04/22/32, (1-day SOFR + 1.320%)(c)	35,455	31,343,464
2.83%, 10/24/51, (1-day SOFR + 1.880%)(c)	9,765	5,944,738
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(c)	11,923	11,053,113
2.97%, 02/04/33, (1-day SOFR + 1.330%)(c)	27,343	24,006,342
2.97%, 07/21/52, (1-day SOFR + 1.560%)(a)(c)	15,815	9,922,078
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(c)	11,239	10,604,992
3.31%, 04/22/42, (1-day SOFR + 1.580%)(c)	28,563	21,407,811
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.452%)(c)	10,553	8,078,608
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(c)	20,587	20,138,967
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(c)	11,575	9,931,389
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(c)	41,266	31,766,063
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(c)	16,043	14,310,723
Security	Par (000)	Value
Banks (continued)
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(c)	$22,409	$22,248,724
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(c)	20,544	16,597,929
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(c)	13,855	11,554,481
4.57%, 04/27/33, (1-day SOFR + 1.830%)(c)	30,079	29,139,479
5.00%, 01/21/44	15,898	14,683,103
5.02%, 07/22/33, (1-day SOFR + 2.160%)(c)	35,734	35,593,844
5.16%, 01/24/31, (1-day SOFR + 1.000%)(c)	25,518	25,982,530
5.29%, 04/25/34, (1-day SOFR + 1.910%)(c)	38,700	38,712,837
5.47%, 01/23/35, (1-day SOFR + 1.650%)(a)(c)	36,336	36,773,340
5.51%, 01/24/36, (1-day SOFR + 1.310%)(a)(c)	25,750	26,093,286
5.82%, 09/15/29, (1-day SOFR + 1.570%)(c)	13,858	14,428,253
5.87%, 09/15/34, (1-day SOFR + 1.840%)(c)	27,611	28,745,801
5.88%, 02/07/42	11,099	11,415,850
6.11%, 01/29/37(a)	13,196	13,626,002
7.75%, 05/14/38	11,835	13,870,790
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(c)	19,512	17,292,974
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(a)(c)	7,233	5,023,428
Bank of America NA, 6.00%, 10/15/36	8,115	8,381,131
Bank of Montreal
4.64%, 09/10/30, (1-day SOFR + 1.250%)(a)(c)	8,399	8,407,302
5.51%, 06/04/31(a)	7,680	7,989,568
5.72%, 09/25/28	3,485	3,626,862
Bank of New York Mellon Corp. (The), 3.30%, 08/23/29(a)	2,868	2,730,128
Bank of Nova Scotia (The)
2.45%, 02/02/32	5,168	4,433,637
4.85%, 02/01/30(a)	9,588	9,696,811
5.13%, 02/14/31, (1-day SOFR + 1.070%)(c)	11,157	11,350,992
5.25%, 06/12/28	3	3,083
5.65%, 02/01/34	6,198	6,410,443
Barclays PLC
2.65%, 06/24/31, (1-year CMT + 1.900%)(a)(c)	10,674	9,529,272
2.67%, 03/10/32, (1-year CMT + 1.200%)(c)	9,578	8,393,044
2.89%, 11/24/32, (1-year CMT + 1.300%)(a)(c)	8,768	7,616,691
3.33%, 11/24/42, (1-year CMT + 1.300%)(c)	5,655	4,049,846
4.94%, 09/10/30, (1-day SOFR + 1.560%)(c)	10,037	10,015,630
4.95%, 01/10/47	10,419	9,205,018
4.97%, 05/16/29(a)(c)	15,131	15,198,943
5.25%, 08/17/45(a)	9,810	9,213,889
5.34%, 09/10/35, (1-day SOFR + 1.910%)(c)	15,912	15,421,603
5.37%, 02/25/31, (1-day SOFR + 1.230%)(c)	16,079	16,300,942
5.69%, 03/12/30, (1-day SOFR + 1.740%)(c)	12,553	12,889,432
5.75%, 08/09/33, (1-year CMT + 3.000%)(a)(c)	7,336	7,463,899
5.79%, 02/25/36, (1-day SOFR + 1.590%)(c)	22,036	22,034,444
6.04%, 03/12/55, (1-day SOFR + 2.420%)(c)	4,963	4,911,741
6.22%, 05/09/34, (1-day SOFR + 2.980%)(c)	14,271	14,871,502
6.49%, 09/13/29, (1-day SOFR + 2.220%)(a)(c)	8,379	8,819,440
6.69%, 09/13/34, (1-day SOFR + 2.620%)(c)	11,866	12,670,461
7.44%, 11/02/33, (1-year CMT + 3.500%)(c)	12,946	14,434,227

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34	$5,397	$5,288,924
Canadian Imperial Bank of Commerce
3.60%, 04/07/32(a)	9,261	8,504,924
4.63%, 09/11/30, (1-day SOFR + 1.335%)(c)	4,469	4,451,990
5.25%, 01/13/31, (1-day SOFR + 1.105%)(c)	14,243	14,521,463
5.26%, 04/08/29	6,908	7,080,873
6.09%, 10/03/33	4,942	5,238,633
Citibank NA
4.84%, 08/06/29	6,324	6,437,072
5.57%, 04/30/34(a)	15,908	16,408,224
5.80%, 09/29/28(a)	5,543	5,797,804
Citigroup Inc.
2.52%, 11/03/32, (1-day SOFR + 1.177%)(a)(c)	14,995	13,014,096
2.56%, 05/01/32, (1-day SOFR + 1.167%)(c)	26,156	22,839,029
2.57%, 06/03/31, (1-day SOFR + 2.107%)(c)	26,185	23,424,357
2.67%, 01/29/31, (1-day SOFR + 1.146%)(c)	19,553	17,738,681
2.90%, 11/03/42, (1-day SOFR + 1.379%)(a)(c)	11,612	8,019,078
2.98%, 11/05/30, (1-day SOFR + 1.422%)(c)	16,169	14,976,654
3.06%, 01/25/33, (1-day SOFR + 1.351%)(c)	25,821	22,650,396
3.79%, 03/17/33, (1-day SOFR + 1.939%)(c)	25,984	23,863,516
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(c)	7,220	6,044,453
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(c)	15,872	15,447,597
4.13%, 07/25/28	11,548	11,442,655
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.101%)(c)	7,461	5,961,688
4.41%, 03/31/31, (1-day SOFR + 3.914%)(c)	27,066	26,538,329
4.54%, 09/19/30, (1-day SOFR + 1.338%)(c)	24,338	24,088,076
4.65%, 07/30/45	7,699	6,611,359
4.65%, 07/23/48(a)	18,229	15,260,528
4.75%, 05/18/46	14,896	12,323,187
4.91%, 05/24/33, (1-day SOFR + 2.086%)(c)	17,279	16,945,721
5.17%, 02/13/30, (1-day SOFR + 1.364%)(c)	23,898	24,224,628
5.30%, 05/06/44	6,274	5,697,396
5.32%, 03/26/41, (1-day SOFR + 4.548%)(c)	7,504	7,178,562
5.45%, 06/11/35, (1-day SOFR + 1.447%)(c)	21,877	21,884,027
5.61%, 03/04/56, (1-day SOFR + 1.746%)(c)	16,784	16,064,109
5.88%, 01/30/42	6,984	7,056,310
6.27%, 11/17/33, (1-day SOFR + 2.338%)(c)	19,146	20,298,846
6.63%, 06/15/32(a)	6,853	7,376,400
6.68%, 09/13/43	6,645	7,004,012
8.13%, 07/15/39	15,461	19,089,721
Series ., 5.33%, 03/27/36, (1-day SOFR + 1.465%)(a)(c)	19,545	19,360,255
Citizens Financial Group Inc.
3.25%, 04/30/30	9,967	9,148,413
5.25%, 03/05/31, (1-day SOFR + 1.259%)(c)	9,115	9,114,830
5.72%, 07/23/32, (1-day SOFR + 1.910%)(c)	4,367	4,430,080
5.84%, 01/23/30, (1-day SOFR + 2.010%)(c)	6,727	6,904,646
6.65%, 04/25/35, (1-day SOFR + 2.325%)(c)	5,080	5,368,402
Cooperatieve Rabobank UA
5.25%, 05/24/41	11,223	10,833,924
5.25%, 08/04/45(a)	8,912	8,169,937
5.75%, 12/01/43	9,403	9,087,964
Cooperatieve Rabobank UA/New York, 4.49%, 10/17/29(a)	2,877	2,890,365
Security	Par (000)	Value
Banks (continued)
Deutsche Bank AG/New York
3.04%, 05/28/32, (1-day SOFR + 1.718%)(c)	$4,854	$4,276,831
3.55%, 09/18/31, (1-day SOFR + 3.043%)(c)	15,467	14,296,403
5.00%, 09/11/30, (1-day SOFR + 1.700%)(c)	5,555	5,563,305
5.40%, 09/11/35, (1-day SOFR + 2.050%)(a)(c)	8,870	8,651,013
5.41%, 05/10/29	9,709	9,989,868
6.82%, 11/20/29, (1-day SOFR + 2.510%)(a)(c)	12,489	13,262,923
Discover Bank, 4.65%, 09/13/28	1,907	1,900,882
Fifth Third Bancorp
4.77%, 07/28/30, (1-day SOFR Index + 2.127%)(c)	10,289	10,248,496
4.90%, 09/06/30, (1-day SOFR + 1.486%)(a)(c)	5,212	5,198,070
5.63%, 01/29/32, (1-day SOFR + 1.840%)(a)(c)	8,851	9,057,558
6.34%, 07/27/29, (1-day SOFR + 2.340%)(c)	15,028	15,736,704
8.25%, 03/01/38(a)	3,161	3,709,271
Goldman Sachs Capital I, 6.35%, 02/15/34	6,545	6,676,058
Goldman Sachs Group Inc. (The)
1.99%, 01/27/32, (1-day SOFR + 1.090%)(c)	22,662	19,299,578
2.38%, 07/21/32, (1-day SOFR + 1.248%)(c)	33,822	29,086,000
2.60%, 02/07/30(a)	10,013	9,137,441
2.62%, 04/22/32, (1-day SOFR + 1.281%)(c)	30,466	26,740,526
2.65%, 10/21/32, (1-day SOFR + 1.264%)(c)	25,544	22,132,323
2.91%, 07/21/42, (1-day SOFR + 1.472%)(c)	11,111	7,706,896
3.10%, 02/24/33, (1-day SOFR + 1.410%)(a)(c)	31,881	28,097,761
3.21%, 04/22/42, (1-day SOFR + 1.513%)(a)(c)	18,585	13,532,848
3.44%, 02/24/43, (1-day SOFR + 1.632%)(c)	18,455	13,698,777
3.80%, 03/15/30(a)	23,010	22,158,579
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(c)	17,223	14,644,147
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(c)	24,075	23,839,005
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(c)	13,578	11,942,894
4.69%, 10/23/30, (1-day SOFR + 1.135%)(c)	13,465	13,422,817
4.75%, 10/21/45	13,241	11,475,291
4.80%, 07/08/44	13,259	11,607,920
5.02%, 10/23/35, (1-day SOFR + 1.420%)(c)	25,658	24,919,796
5.05%, 07/23/30, (1-day SOFR + 1.210%)(a)(c)	17,541	17,744,667
5.15%, 05/22/45	14,154	12,491,068
5.21%, 01/28/31, (1-day SOFR + 1.078%)(c)	14,305	14,539,934
5.22%, 04/23/31, (1-day SOFR + 1.580%)(c)	27,400	27,868,348
5.33%, 07/23/35, (1-day SOFR + 1.550%)(c)	23,876	23,673,214
5.54%, 01/28/36, (1-day SOFR + 1.380%)(c)	23,018	23,253,902
5.56%, 11/19/45, (1-day SOFR + 1.580%)(c)	23,182	22,284,326
5.73%, 04/25/30, (1-day SOFR +1.265%)(a)(c)	18,198	18,835,640
5.73%, 01/28/56, (1-day SOFR + 1.696%)(c)	23,456	22,878,183
5.85%, 04/25/35, (1-day SOFR + 1.552%)(c)	21,009	21,642,800
6.13%, 02/15/33(a)	8,376	9,008,586
6.25%, 02/01/41	18,672	19,469,821
6.48%, 10/24/29, (1-day SOFR + 1.770%)(a)(c)	17,284	18,329,119
6.56%, 10/24/34, (1-day SOFR + 1.950%)(a)(c)	9,041	9,831,465

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.75%, 10/01/37	$40,348	$43,362,722
HSBC Holdings PLC
2.21%, 08/17/29, (1-day SOFR + 1.285%)(c)	22,591	20,810,025
2.36%, 08/18/31, (1-day SOFR + 1.947%)(c)	15,493	13,592,379
2.80%, 05/24/32, (1-day SOFR + 1.187%)(c)	27,664	24,339,955
2.85%, 06/04/31, (1-day SOFR + 2.387%)(c)	16,417	14,826,175
2.87%, 11/22/32, (1-day SOFR + 1.410%)(c)	12,440	10,860,375
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(c)	22,190	21,445,166
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(a)(c)	20,746	20,647,216
4.95%, 03/31/30	19,840	20,041,007
5.13%, 03/03/31, (1-day SOFR + 1.290%)(c)	12,380	12,465,587
5.25%, 03/14/44(a)	10,825	10,013,028
5.29%, 11/19/30, (1-day SOFR + 1.290%)(c)	14,393	14,602,748
5.40%, 08/11/33, (1-day SOFR + 2.870%)(a)(c)	15,522	15,671,672
5.45%, 03/03/36, (1-day SOFR + 1.560%)(c)	20,944	20,797,706
5.55%, 03/04/30, (1-day SOFR + 1.460%)(c)	10,244	10,500,655
5.72%, 03/04/35, (1-day SOFR + 1.780%)(a)(c)	8,758	8,950,392
5.73%, 05/17/32, (1-day SOFR + 1.520%)(c)	9,815	10,127,904
6.10%, 01/14/42(a)	5,918	6,203,118
6.25%, 03/09/34, (1-day SOFR + 2.390%)(c)	17,208	18,169,401
6.33%, 03/09/44, (1-day SOFR + 2.650%)(a)(c)	20,352	21,358,443
6.50%, 05/02/36(a)	10,868	11,543,331
6.50%, 09/15/37(a)	10,875	11,516,719
6.50%, 09/15/37	6,856	7,100,242
6.80%, 06/01/38(a)	6,142	6,740,244
Huntington Bancshares Inc./Ohio
2.55%, 02/04/30	8,172	7,363,919
5.27%, 01/15/31, (1-day SOFR + 1.276%)(c)	8,038	8,092,842
5.71%, 02/02/35, (1-day SOFR Index + 1.870%)(a)(c)	9,378	9,377,530
6.21%, 08/21/29, (1-day SOFR + 2.020%)(a)(c)	8,501	8,832,604
Huntington National Bank (The), 5.65%, 01/10/30(a)	5,867	6,049,634
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.316%)(c)	3,591	3,182,030
4.05%, 04/09/29	6,671	6,526,413
4.25%, 03/28/33, (1-day SOFR + 2.070%)(c)	6,470	6,149,351
4.55%, 10/02/28	4,741	4,736,410
5.07%, 03/25/31, (1-day SOFR Index + 1.230%)(c)	9,655	9,738,916
5.34%, 03/19/30, (1-day SOFR + 1.440%)(c)	8,530	8,705,582
5.53%, 03/25/36, (1-day SOFR + 1.610%)(a)(c)	8,178	8,205,293
5.55%, 03/19/35, (1-day SOFR + 1.770%)(c)	14,235	14,375,173
6.11%, 09/11/34, (1-day SOFR + 2.090%)(c)	9,986	10,493,529
JPMorgan Chase & Co.
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(c)	18,138	15,514,741
1.95%, 02/04/32, (1-day SOFR + 1.065%)(c)	26,795	22,973,114
2.07%, 06/01/29, (1-day SOFR + 1.015%)(c)	15,642	14,583,986
2.52%, 04/22/31, (1-day SOFR + 2.040%)(c)	21,098	19,083,084
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.510%)(c)	12,868	8,890,366
2.55%, 11/08/32, (1-day SOFR + 1.180%)(c)	22,680	19,742,858
Security	Par (000)	Value
Banks (continued)
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(c)	$25,129	$22,238,426
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(c)	23,712	21,917,360
2.96%, 01/25/33, (1-day SOFR + 1.260%)(c)	23,097	20,452,816
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.460%)(c)	14,824	11,169,195
3.11%, 04/22/51, (1-day SOFR + 2.440%)(c)	15,503	10,189,272
3.16%, 04/22/42, (1-day SOFR + 1.460%)(c)	15,589	11,612,386
3.33%, 04/22/52, (1-day SOFR + 1.580%)(c)	24,746	16,916,526
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(a)(c)	19,759	19,114,128
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.622%)(c)	19,216	16,596,631
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(c)	11,834	9,093,856
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(c)	24,178	18,837,261
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.722%)(c)	10,726	8,448,831
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(c)	19,099	18,933,496
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(c)	13,904	11,377,672
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(c)	20,037	19,987,631
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(c)	21,827	21,646,812
4.57%, 06/14/30, (1-day SOFR + 1.750%)(a)(c)	5,720	5,711,616
4.59%, 04/26/33, (1-day SOFR + 1.800%)(c)	18,120	17,686,754
4.60%, 10/22/30, (1-day SOFR + 1.040%)(c)	11,488	11,470,288
4.85%, 02/01/44	6,941	6,342,877
4.91%, 07/25/33, (1-day SOFR + 2.080%)(c)	32,125	31,925,896
4.95%, 10/22/35, (1-day SOFR + 1.340%)(c)	19,434	18,950,949
4.95%, 06/01/45(a)	10,889	9,851,503
5.00%, 07/22/30, (1-day SOFR +1.125%)(c)	20,816	21,104,751
5.01%, 01/23/30, (1-day SOFR + 1.310%)(c)	15,974	16,223,313
5.10%, 04/22/31, (1-day SOFR + 1.435%)(c)	16,512	16,809,517
5.14%, 01/24/31, (1-day SOFR + 1.010%)(c)	17,659	17,998,289
5.29%, 07/22/35, (1-day SOFR + 1.460%)(c)	23,902	23,921,382
5.30%, 07/24/29, (1-day SOFR + 1.450%)(c)	19,266	19,723,184
5.34%, 01/23/35, (1-day SOFR + 1.620%)(c)	20,338	20,491,184
5.35%, 06/01/34, (1-day SOFR + 1.845%)(c)	31,041	31,522,567
5.40%, 01/06/42	9,876	9,762,097
5.50%, 01/24/36, (1-day SOFR + 1.315%)(c)	20,527	20,841,716
5.50%, 10/15/40	10,066	10,100,139
5.53%, 11/29/45, (1-day SOFR + 1.550%)(c)	17,873	17,580,667
5.57%, 04/22/36, (1-day SOFR + 1.680%)(a)(c)	16,785	17,121,126
5.58%, 04/22/30, (1-day SOFR +1.160%)(c)	19,702	20,395,621
5.60%, 07/15/41	13,184	13,286,167
5.63%, 08/16/43(a)	7,934	7,868,201
5.77%, 04/22/35, (1-day SOFR + 1.490%)(c)	20,846	21,579,137
6.09%, 10/23/29, (1-day SOFR + 1.570%)(c)	17,010	17,867,535
6.25%, 10/23/34, (1-day SOFR + 1.810%)(c)	22,332	23,883,009
6.40%, 05/15/38	17,893	19,579,109
KeyBank NA, 5.00%, 01/26/33	5,758	5,550,637
KeyBank NA/Cleveland OH, 4.90%, 08/08/32	3,958	3,686,554
KeyCorp
2.55%, 10/01/29(a)	4,057	3,680,177

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.79%, 06/01/33, (1-day SOFR Index + 2.060%)(c)	$4,570	$4,343,206
6.40%, 03/06/35, (1-day SOFR Index + 2.420%)(a)(c)	5,410	5,664,299
Lloyds Banking Group PLC
4.34%, 01/09/48(a)	9,926	7,605,374
4.55%, 08/16/28	3,708	3,702,632
4.98%, 08/11/33, (1-year CMT + 2.300%)(a)(c)	9,952	9,754,298
5.30%, 12/01/45(a)	5,638	5,045,734
5.59%, 11/26/35, (1-year CMT + 1.200%)(c)	7,878	7,880,230
5.68%, 01/05/35, (1-year CMT + 1.750%)(a)(c)	13,979	14,155,250
5.72%, 06/05/30, (1-year CMT + 1.070%)(c)	11,266	11,643,312
M&T Bank Corp.
5.05%, 01/27/34, (1-day SOFR + 1.850%)(c)	4,317	4,150,241
5.39%, 01/16/36, (1-day SOFR + 1.610%)(a)(c)	11,386	11,075,318
6.08%, 03/13/32, (1-day SOFR + 2.260%)(c)	6,986	7,264,106
7.41%, 10/30/29, (1-day SOFR + 2.800%)(a)(c)	5,705	6,132,621
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	18,127	15,883,628
2.31%, 07/20/32, (1-year CMT + 0.950%)(c)	18,538	15,929,503
2.49%, 10/13/32, (1-year CMT + 0.970%)(c)	6,771	5,859,273
2.56%, 02/25/30	13,688	12,433,956
2.85%, 01/19/33, (1-year CMT + 1.100%)(c)	7,771	6,785,603
3.20%, 07/18/29	16,934	16,018,003
3.74%, 03/07/29(a)	4,914	4,793,994
3.75%, 07/18/39	10,176	8,548,116
4.05%, 09/11/28(a)	8,725	8,650,963
5.13%, 07/20/33, (1-year CMT + 2.125%)(c)	6,719	6,707,356
5.16%, 04/24/31, (1-year CMT + 1.170%)(c)	3,887	3,952,674
5.20%, 01/16/31, (1-year CMT + 0.780%)(c)	13,738	13,995,063
5.26%, 04/17/30, (1-year CMT + 0.820%)(a)(c)	9,759	9,968,256
5.41%, 04/19/34, (1-year CMT + 1.970%)(a)(c)	5,697	5,796,838
5.43%, 04/17/35, (1-year CMT + 1.000%)(c)	14,046	14,155,092
5.44%, 02/22/34, (1-year CMT + 1.630%)(a)(c)	9,156	9,319,816
5.47%, 09/13/33, (1-year CMT + 2.125%)(c)	4,046	4,124,939
5.57%, 01/16/36, (1-year CMT + 0.950%)(c)	8,731	8,875,932
5.62%, 04/24/36, (1-year CMT + 1.270%)(c)	5,522	5,627,369
Mizuho Financial Group Inc.
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.532%)(c)	12,127	10,457,433
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(c)	10,122	8,888,039
2.56%, 09/13/31	6,005	5,154,653
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(c)	10,637	9,989,805
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(a)(c)	9,768	9,652,907
5.38%, 05/26/30, (1-year CMT + 1.120%)(c)	5,605	5,735,010
5.38%, 07/10/30, (1-year CMT + 1.080%)(c)	7,662	7,826,132
5.42%, 05/13/36, (1-year CMT + 0.980%)(c)	7,954	7,982,919
5.58%, 05/26/35, (1-year CMT + 1.300%)(a)(c)	6,536	6,663,906
5.67%, 05/27/29, (1-year CMT + 1.500%)(a)(c)	5,371	5,539,707
Security	Par (000)	Value
Banks (continued)
5.67%, 09/13/33, (1-year CMT + 2.400%)(c)	$3,501	$3,588,307
5.75%, 05/27/34, (1-year CMT + 1.800%)(c)	6,559	6,740,434
5.75%, 07/06/34, (1-year CMT + 1.900%)(c)	6,307	6,490,807
5.78%, 07/06/29, (1-year CMT + 1.650%)(c)	10,339	10,699,229
Morgan Stanley
1.79%, 02/13/32, (1-day SOFR + 1.034%)(c)	25,889	21,803,252
1.93%, 04/28/32, (1-day SOFR + 1.020%)(c)	22,945	19,342,415
2.24%, 07/21/32, (1-day SOFR + 1.178%)(a)(c)	30,542	26,042,739
2.51%, 10/20/32, (1-day SOFR + 1.200%)(c)	21,739	18,737,679
2.70%, 01/22/31, (1-day SOFR + 1.143%)(c)	27,183	24,819,460
2.80%, 01/25/52, (1-day SOFR + 1.430%)(a)(c)	17,806	10,723,420
2.94%, 01/21/33, (1-day SOFR + 1.290%)(c)	22,293	19,558,070
3.22%, 04/22/42, (1-day SOFR + 1.485%)(c)	16,244	11,946,297
3.62%, 04/01/31, (1-day SOFR + 3.120%)(c)	23,296	22,091,702
3.97%, 07/22/38(c)	14,732	12,665,628
4.30%, 01/27/45	21,021	17,333,881
4.38%, 01/22/47	16,934	14,043,490
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(a)(c)	20,751	20,580,433
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(c)	7,344	6,697,146
4.65%, 10/18/30, (1-day SOFR + 1.100%)(c)	14,694	14,628,870
4.89%, 07/20/33, (1-day SOFR + 2.076%)(c)	11,057	10,889,125
5.04%, 07/19/30, (1-day SOFR + 1.215%)(c)	13,482	13,638,771
5.17%, 01/16/30, (1-day SOFR + 1.450%)(c)	12,175	12,390,728
5.19%, 04/17/31, (1-day SOFR + 1.510%)(c)	26,400	26,865,223
5.23%, 01/15/31, (1-day SOFR + 1.108%)(c)	17,688	18,029,479
5.25%, 04/21/34, (1-day SOFR + 1.870%)(c)	26,087	26,041,136
5.32%, 07/19/35, (1-day SOFR + 1.555%)(a)(c)	26,368	26,203,770
5.42%, 07/21/34, (1-day SOFR + 1.880%)(a)(c)	17,094	17,251,858
5.45%, 07/20/29, (1-day SOFR + 1.630%)(c)	12,966	13,303,381
5.47%, 01/18/35, (1-day SOFR + 1.730%)(a)(c)	17,558	17,714,338
5.52%, 11/19/55, (1-day SOFR + 1.710%)(c)	24,069	23,005,470
5.59%, 01/18/36, (1-day SOFR + 1.418%)(c)	22,949	23,272,319
5.60%, 03/24/51, (1-day SOFR + 4.840%)(a)(c)	15,060	14,561,806
5.66%, 04/18/30, (1-day SOFR + 1.260%)(c)	15,499	16,020,100
5.66%, 04/17/36, (1-day SOFR + 1.757%)(c)	13,829	14,127,625
5.83%, 04/19/35, (1-day SOFR + 1.580%)(c)	24,070	24,827,861
6.34%, 10/18/33, (1-day SOFR + 2.560%)(c)	24,075	25,772,995
6.38%, 07/24/42	16,494	17,652,773
6.41%, 11/01/29, (1-day SOFR + 1.830%)(c)	13,514	14,297,350
6.63%, 11/01/34, (1-day SOFR + 2.050%)(c)	15,165	16,489,713
7.25%, 04/01/32(a)	8,889	10,127,502
National Australia Bank Ltd./New York
4.79%, 01/10/29(a)	4,170	4,248,925
4.90%, 06/13/28(a)	1,065	1,087,781
4.90%, 01/14/30	9,454	9,699,316
National Bank of Canada
4.50%, 10/10/29(a)	6,300	6,263,358
5.60%, 12/18/28	6,317	6,546,703
NatWest Group PLC
4.45%, 05/08/30(c)	13,069	12,871,131
4.89%, 05/18/29(a)(c)	11,237	11,300,476
4.96%, 08/15/30, (1-year CMT + 1.220%)(c)	7,583	7,618,311
5.08%, 01/27/30(c)	14,049	14,162,083

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.78%, 03/01/35, (1-year CMT + 1.500%)(a)(c)	$11,743	$11,939,675
5.81%, 09/13/29, (1-year CMT + 1.950%)(a)(c)	6,303	6,512,539
6.02%, 03/02/34, (1-year CMT + 2.100%)(a)(c)	7,412	7,719,779
Northern Trust Corp.
1.95%, 05/01/30	7,943	7,057,586
6.13%, 11/02/32	5,022	5,389,115
PNC Bank NA
2.70%, 10/22/29(a)	7,767	7,136,906
4.05%, 07/26/28	5,736	5,647,002
PNC Financial Services Group Inc. (The)
2.31%, 04/23/32, (1-day SOFR + 0.979%)(c)	8,852	7,647,046
2.55%, 01/22/30(a)	9,315	8,499,611
3.45%, 04/23/29	7,002	6,760,784
4.81%, 10/21/32, (1-day SOFR + 1.259%)(c)	15,190	15,050,091
5.07%, 01/24/34, (1-day SOFR + 1.933%)(c)	14,483	14,278,987
5.22%, 01/29/31, (1-day SOFR + 1.072%)(a)(c)	11,239	11,487,252
5.40%, 07/23/35, (1-day SOFR + 1.599%)(c)	13,204	13,188,323
5.49%, 05/14/30, (1-day SOFR + 1.198%)(c)	10,645	10,948,704
5.58%, 06/12/29, (1-day SOFR + 1.841%)(a)(c)	9,952	10,251,892
5.58%, 01/29/36, (1-day SOFR + 1.394%)(c)	14,921	15,100,139
5.68%, 01/22/35, (1-day SOFR + 1.902%)(c)	9,369	9,545,379
5.94%, 08/18/34, (1-day SOFR + 1.946%)(a)(c)	7,557	7,819,890
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(a)(c)	8,929	9,326,101
6.88%, 10/20/34, (1-day SOFR + 2.284%)(a)(c)	17,067	18,746,599
Regions Financial Corp.
5.50%, 09/06/35, (1-day SOFR +2.060%)(a)(c)	8,313	8,124,293
5.72%, 06/06/30, (1-day SOFR +1.490%)(c)	7,306	7,465,329
Royal Bank of Canada
2.30%, 11/03/31	11,289	9,783,576
3.88%, 05/04/32(a)	5,777	5,441,284
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(c)	15,275	15,243,984
4.95%, 02/01/29	8,775	8,941,650
4.97%, 08/02/30, (1-day SOFR + 1.000%)(c)	12,162	12,305,150
4.97%, 05/02/31, (1-day SOFR Index + 1.130%)(c)	12,271	12,396,016
5.00%, 02/01/33	10,066	10,097,383
5.00%, 05/02/33	7,265	7,278,421
5.15%, 02/04/31, (1-day SOFR + 1.030%)(c)	12,928	13,149,780
5.15%, 02/01/34(a)	6,693	6,788,395
5.20%, 08/01/28	6,902	7,083,214
Santander Holdings USA Inc.
5.35%, 09/06/30, (1-day SOFR + 1.940%)(c)	11,140	11,160,006
5.74%, 03/20/31, (1-day SOFR + 1.878%)(c)	7,855	7,935,562
6.17%, 01/09/30, (1-day SOFR + 2.500%)(c)	3,046	3,134,792
6.34%, 05/31/35, (1-day SOFR + 2.138%)(a)(c)	4,638	4,735,303
Santander U.K. Group Holdings PLC
4.86%, 09/11/30, (1-day SOFR Index + 1.554%)(c)	5,019	4,981,674
5.69%, 04/15/31, (1-day SOFR Index + 1.524%)(c)	11,044	11,321,094
Security	Par (000)	Value
Banks (continued)
State Street Bank & Trust Co., 4.78%, 11/23/29(a)	$9,041	$9,180,360
State Street Corp.
2.20%, 03/03/31	4,986	4,350,457
2.40%, 01/24/30(a)	7,398	6,807,911
4.83%, 04/24/30	7,292	7,395,721
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28	18,513	17,050,262
2.13%, 07/08/30(a)	15,636	13,789,058
2.22%, 09/17/31	9,125	7,832,050
2.75%, 01/15/30	17,726	16,297,336
2.93%, 09/17/41(a)	2,400	1,712,528
3.04%, 07/16/29	24,406	22,950,348
3.94%, 07/19/28	7,165	7,078,880
5.24%, 04/15/30(a)	6,358	6,514,730
5.32%, 07/09/29	6,484	6,655,190
5.42%, 07/09/31	6,795	6,990,568
5.56%, 07/09/34(a)	9,119	9,325,328
5.63%, 01/15/35(a)	8,342	8,572,208
5.71%, 01/13/30	7,336	7,644,463
5.72%, 09/14/28(a)	5,213	5,417,533
5.77%, 01/13/33(a)	9,395	9,759,254
5.80%, 07/13/28	3,720	3,866,330
5.81%, 09/14/33(a)	7,734	8,100,046
5.84%, 07/09/44	8,314	8,285,422
6.18%, 07/13/43(a)	3,853	4,063,306
Toronto-Dominion Bank (The)
2.00%, 09/10/31(a)	5,692	4,908,370
3.20%, 03/10/32	10,377	9,287,564
4.46%, 06/08/32(a)	10,753	10,455,175
4.78%, 12/17/29	13,949	14,061,946
4.99%, 04/05/29(a)	10,159	10,357,971
5.30%, 01/30/32	6,957	7,087,914
5.52%, 07/17/28	7,733	8,010,600
Truist Bank, 2.25%, 03/11/30	11,822	10,410,849
Truist Financial Corp.
1.89%, 06/07/29, (1-day SOFR + 0.862%)(a)(c)	16,791	15,474,886
1.95%, 06/05/30	6,929	6,037,476
5.12%, 01/26/34, (1-day SOFR + 1.852%)(c)	10,294	10,097,687
5.15%, 08/05/32, (1-day SOFR + 1.571%)(c)	8,646	8,683,012
5.44%, 01/24/30, (1-day SOFR + 1.620%)(c)	6,639	6,777,136
5.71%, 01/24/35, (1-day SOFR + 1.922%)(c)	16,248	16,517,199
5.87%, 06/08/34, (1-day SOFR + 2.361%)(c)	11,758	12,043,962
6.12%, 10/28/33, (1-day SOFR + 2.300%)(c)	3,922	4,098,803
7.16%, 10/30/29, (1-day SOFR + 2.446%)(a)(c)	9,205	9,935,970
U.S. Bancorp
1.38%, 07/22/30	6,710	5,706,885
2.68%, 01/27/33, (1-day SOFR + 1.020%)(a)(c)	4,732	4,069,808
3.00%, 07/30/29	8,167	7,625,398
4.84%, 02/01/34, (1-day SOFR + 1.600%)(c)	13,741	13,321,454
5.05%, 02/12/31, (1-day SOFR + 1.061%)(a)(c)	12,623	12,774,192
5.10%, 07/23/30, (1-day SOFR + 1.250%)(c)	8,403	8,534,668
5.38%, 01/23/30, (1-day SOFR + 1.560%)(c)	11,840	12,115,533
5.42%, 02/12/36, (1-day SOFR + 1.411%)(a)(c)	10,318	10,325,021
5.68%, 01/23/35, (1-day SOFR + 1.860%)(c)	13,795	14,040,479
5.78%, 06/12/29, (1-day SOFR + 2.020%)(c)	7,809	8,070,623

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.84%, 06/12/34, (1-day SOFR + 2.260%)(c)	$12,372	$12,717,723
5.85%, 10/21/33, (1-day SOFR + 2.090%)(c)	14,330	14,798,544
UBS AG/London
4.50%, 06/26/48(a)	7,868	6,599,390
5.65%, 09/11/28	4,141	4,298,958
UBS Group AG, 4.88%, 05/15/45	14,846	13,018,726
Wachovia Corp., 5.50%, 08/01/35	5,121	5,118,412
Wells Fargo & Co.
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(c)	22,992	20,835,311
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.432%)(c)	27,290	25,246,765
3.07%, 04/30/41, (1-day SOFR + 2.530%)(c)	30,229	22,228,375
3.35%, 03/02/33, (1-day SOFR + 1.500%)(c)	35,611	31,939,235
3.90%, 05/01/45	17,723	13,820,216
4.15%, 01/24/29	12,893	12,756,904
4.40%, 06/14/46	16,063	12,727,418
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.032%)(c)	16,825	16,575,514
4.61%, 04/25/53, (1-day SOFR + 2.130%)(c)	26,254	21,736,569
4.65%, 11/04/44	14,875	12,387,659
4.75%, 12/07/46	15,225	12,602,544
4.90%, 07/25/33, (1-day SOFR + 2.100%)(c)	29,237	28,640,486
4.90%, 11/17/45	14,373	12,248,055
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(c)	41,751	36,721,666
5.15%, 04/23/31, (1-day SOFR + 1.500%)(c)	24,175	24,508,509
5.20%, 01/23/30, (1-day SOFR + 1.500%)(a)(c)	16,816	17,146,998
5.21%, 12/03/35, (1-day SOFR + 1.380%)(c)	19,908	19,655,133
5.24%, 01/24/31, (1-day SOFR + 1.110%)(c)	22,805	23,253,449
5.38%, 11/02/43	14,364	13,246,439
5.39%, 04/24/34, (1-day SOFR + 2.020%)(c)	28,521	28,590,731
5.50%, 01/23/35, (1-day SOFR + 1.780%)(c)	23,812	23,984,311
5.56%, 07/25/34, (1-day SOFR + 1.990%)(c)	31,258	31,662,707
5.57%, 07/25/29, (1-day SOFR + 1.740%)(c)	28,961	29,791,422
5.61%, 04/23/36, (1-day SOFR + 1.740%)(a)(c)	16,109	16,357,101
5.61%, 01/15/44	17,804	16,744,913
6.30%, 10/23/29, (1-day SOFR + 1.790%)(c)	17,372	18,325,252
6.49%, 10/23/34, (1-day SOFR + 2.060%)(a)(c)	25,153	27,044,138
Wells Fargo Bank NA
5.85%, 02/01/37	6,564	6,721,598
6.60%, 01/15/38	9,308	10,156,952
Westpac Banking Corp.
1.95%, 11/20/28	16,727	15,507,876
2.15%, 06/03/31	17,319	15,234,406
2.65%, 01/16/30(a)	4,708	4,375,054
2.96%, 11/16/40(a)	7,746	5,613,202
3.13%, 11/18/41(a)	4,690	3,301,865
4.42%, 07/24/39	4,567	4,042,790
5.05%, 04/16/29	9,073	9,344,340
5.54%, 11/17/28	4,805	5,024,956
6.82%, 11/17/33	5,641	6,136,716
		6,391,175,771
Beverages — 2.3%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	43,036	41,583,010
Security	Par (000)	Value
Beverages (continued)
4.90%, 02/01/46	$68,540	$62,244,382
Anheuser-Busch InBev Finance Inc., 4.90%, 02/01/46(a)	13,107	11,829,605
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30	12,671	12,162,765
4.44%, 10/06/48	16,205	13,644,999
4.50%, 06/01/50(a)	3,839	3,348,761
4.75%, 01/23/29	21,018	21,335,277
4.90%, 01/23/31(a)	5,934	6,076,413
4.95%, 01/15/42(a)	12,251	11,402,033
5.00%, 06/15/34(a)	7,802	7,871,784
5.45%, 01/23/39	16,416	16,608,007
5.55%, 01/23/49(a)	29,610	29,300,214
5.80%, 01/23/59	15,094	15,283,298
8.20%, 01/15/39	10,293	13,052,274
Coca-Cola Co. (The)
1.38%, 03/15/31	11,464	9,762,932
1.65%, 06/01/30	14,364	12,666,193
2.00%, 03/05/31	3,587	3,170,051
2.13%, 09/06/29(a)	8,172	7,562,984
2.25%, 01/05/32	14,088	12,380,275
2.50%, 06/01/40(a)	9,445	6,802,828
2.50%, 03/15/51	12,876	7,605,042
2.60%, 06/01/50(a)	12,809	7,818,565
2.75%, 06/01/60(a)	7,131	4,169,282
2.88%, 05/05/41	4,878	3,605,718
3.00%, 03/05/51(a)	11,577	7,633,973
3.45%, 03/25/30(a)	10,795	10,466,721
4.65%, 08/14/34	4,211	4,201,523
5.00%, 05/13/34(a)	6,864	7,019,946
5.20%, 01/14/55	11,077	10,540,907
5.30%, 05/13/54	9,467	9,148,094
5.40%, 05/13/64	12,905	12,449,034
Constellation Brands Inc.
2.25%, 08/01/31	8,915	7,609,604
3.15%, 08/01/29(a)	11,033	10,386,798
4.90%, 05/01/33(a)	3,791	3,699,320
Diageo Capital PLC
2.00%, 04/29/30	7,535	6,691,440
2.13%, 04/29/32	4,057	3,396,134
2.38%, 10/24/29(a)	7,465	6,871,842
5.50%, 01/24/33	5,195	5,346,145
5.63%, 10/05/33	6,731	6,990,597
Diageo Investment Corp.
5.13%, 08/15/30	2,303	2,358,016
5.63%, 04/15/35	1,299	1,334,634
Keurig Dr Pepper Inc.
3.20%, 05/01/30(a)	6,556	6,135,088
3.80%, 05/01/50	5,442	3,949,915
3.95%, 04/15/29	7,556	7,385,408
4.05%, 04/15/32(a)	5,286	5,037,536
4.50%, 04/15/52(a)	9,309	7,575,090
4.60%, 05/25/28	3,527	3,543,268
5.05%, 03/15/29	5,579	5,677,046
Molson Coors Beverage Co.
4.20%, 07/15/46	14,193	11,319,613
5.00%, 05/01/42	7,794	7,073,359
PepsiCo Inc.
1.40%, 02/25/31	12,467	10,590,619
1.63%, 05/01/30	11,192	9,855,874
1.95%, 10/21/31(a)	10,592	9,125,401

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
2.63%, 07/29/29(a)	$4,774	$4,493,197
2.63%, 10/21/41	4,427	3,094,396
2.75%, 03/19/30	11,217	10,438,935
2.75%, 10/21/51(a)	9,183	5,680,371
2.88%, 10/15/49	9,834	6,379,219
3.45%, 10/06/46	5,082	3,767,319
3.63%, 03/19/50	3,467	2,571,060
3.90%, 07/18/32(a)	6,312	6,065,301
4.45%, 02/15/33(a)	8,965	8,972,532
4.45%, 04/14/46	8,781	7,619,561
4.50%, 07/17/29	8,252	8,388,968
4.60%, 02/07/30	6,491	6,603,934
5.00%, 02/07/35(a)	9,361	9,432,407
5.25%, 07/17/54(a)	6,930	6,679,731
		634,886,568
Biotechnology — 1.7%
Amgen Inc.
1.65%, 08/15/28	10,619	9,758,464
2.00%, 01/15/32(a)	9,061	7,602,163
2.30%, 02/25/31(a)	10,729	9,414,421
2.45%, 02/21/30	12,203	11,076,268
2.77%, 09/01/53	6,757	3,882,754
2.80%, 08/15/41(a)	6,844	4,832,960
3.00%, 02/22/29	9,005	8,565,783
3.00%, 01/15/52	7,003	4,382,761
3.15%, 02/21/40	11,341	8,558,416
3.35%, 02/22/32(a)	8,317	7,592,056
3.38%, 02/21/50	13,394	9,142,973
4.05%, 08/18/29	9,398	9,241,369
4.20%, 03/01/33	4,218	3,993,705
4.20%, 02/22/52	7,598	5,833,255
4.40%, 05/01/45(a)	17,483	14,553,905
4.40%, 02/22/62	9,053	6,885,717
4.56%, 06/15/48	10,998	9,088,822
4.66%, 06/15/51(a)	27,092	22,632,158
4.88%, 03/01/53(a)	8,930	7,623,086
5.25%, 03/02/30	19,492	20,035,628
5.25%, 03/02/33	30,755	31,081,698
5.60%, 03/02/43	20,577	20,014,122
5.65%, 03/02/53(a)	31,832	30,505,077
5.75%, 03/02/63	20,992	19,986,206
Biogen Inc.
2.25%, 05/01/30	5,859	5,204,785
3.15%, 05/01/50	13,308	8,075,377
5.20%, 09/15/45(a)	8,842	7,803,752
Gilead Sciences Inc.
1.65%, 10/01/30	8,199	7,096,999
2.60%, 10/01/40(a)	8,040	5,668,505
2.80%, 10/01/50(a)	10,312	6,375,350
4.00%, 09/01/36	8,331	7,504,217
4.15%, 03/01/47	14,219	11,516,861
4.50%, 02/01/45	14,635	12,564,456
4.60%, 09/01/35(a)	9,617	9,249,434
4.75%, 03/01/46	19,022	16,765,367
4.80%, 11/15/29	3,379	3,437,344
4.80%, 04/01/44	12,472	11,204,415
5.10%, 06/15/35	6,187	6,199,586
5.25%, 10/15/33	5,842	5,962,076
5.50%, 11/15/54	7,312	7,092,999
5.55%, 10/15/53(a)	7,992	7,784,809
5.60%, 11/15/64	6,571	6,349,265
Security	Par (000)	Value
Biotechnology (continued)
5.65%, 12/01/41	$8,606	$8,596,407
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30	10,871	9,293,815
2.80%, 09/15/50	5,425	3,095,576
Royalty Pharma PLC
2.20%, 09/02/30	12,703	11,030,918
3.30%, 09/02/40(a)	9,981	7,331,826
3.55%, 09/02/50	7,454	4,878,741
		476,366,647
Building Materials — 0.4%
Carrier Global Corp.
2.70%, 02/15/31(a)	4,771	4,291,577
2.72%, 02/15/30	10,814	9,987,216
3.38%, 04/05/40	14,184	11,091,030
3.58%, 04/05/50	10,097	7,200,187
5.90%, 03/15/34	6,609	6,950,983
CRH America Finance Inc.
5.40%, 05/21/34	4,945	5,004,088
5.50%, 01/09/35	9,940	10,088,799
CRH SMW Finance DAC
5.13%, 01/09/30	7,799	7,946,615
5.20%, 05/21/29	9,226	9,422,140
Holcim Finance U.S. LLC
4.95%, 04/07/30(b)	1,467	1,481,376
5.40%, 04/07/35(b)	1,830	1,827,544
Martin Marietta Materials Inc.
2.40%, 07/15/31	5,040	4,372,945
3.20%, 07/15/51(a)	8,050	5,106,073
5.15%, 12/01/34	8,466	8,396,375
5.50%, 12/01/54(a)	4,382	4,079,129
Owens Corning, 5.70%, 06/15/34(a)	4,321	4,424,485
Trane Technologies Financing Ltd., 3.80%, 03/21/29(a)	8,079	7,910,450
Vulcan Materials Co.
3.50%, 06/01/30(a)	5,954	5,620,081
5.35%, 12/01/34(a)	4,740	4,763,116
5.70%, 12/01/54(a)	5,615	5,358,443
		125,322,652
Chemicals — 0.8%
Air Products and Chemicals Inc.
2.05%, 05/15/30	10,024	8,966,480
2.70%, 05/15/40	6,168	4,449,239
2.80%, 05/15/50(a)	6,487	4,073,063
4.60%, 02/08/29(a)	9,487	9,618,189
4.85%, 02/08/34(a)	5,442	5,405,864
CF Industries Inc.
4.95%, 06/01/43	6,020	5,136,495
5.15%, 03/15/34(a)	5,854	5,654,750
5.38%, 03/15/44	4,932	4,431,858
Dow Chemical Co. (The)
2.10%, 11/15/30(a)	6,502	5,624,121
3.60%, 11/15/50	7,913	5,175,665
4.38%, 11/15/42	9,686	7,597,831
5.25%, 11/15/41	6,263	5,534,409
5.55%, 11/30/48(a)	5,973	5,316,057
6.90%, 05/15/53(a)	6,635	6,911,495
DuPont de Nemours Inc.
4.73%, 11/15/28	11,794	11,918,802
5.32%, 11/15/38	7,912	8,076,467
5.42%, 11/15/48	15,231	14,828,597

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Eastman Chemical Co.
4.65%, 10/15/44	$6,678	$5,453,875
5.00%, 08/01/29	7,750	7,802,417
5.63%, 02/20/34(a)	6,218	6,200,202
Ecolab Inc., 2.70%, 12/15/51(a)	7,090	4,264,805
International Flavors & Fragrances Inc., 5.00%, 09/26/48(a)	5,017	4,164,536
LYB International Finance BV
4.88%, 03/15/44(a)	7,516	6,210,080
5.25%, 07/15/43	6,375	5,544,997
LYB International Finance III LLC
3.38%, 10/01/40	7,183	5,138,421
3.63%, 04/01/51(a)	7,056	4,568,634
4.20%, 10/15/49(a)	7,138	5,108,960
4.20%, 05/01/50	6,716	4,806,160
5.50%, 03/01/34(a)	6,419	6,218,133
LyondellBasell Industries NV, 4.63%, 02/26/55(a)	7,630	5,763,585
Nutrien Ltd.
4.20%, 04/01/29(a)	7,551	7,448,299
5.00%, 04/01/49(a)	4,018	3,509,925
5.80%, 03/27/53(a)	5,582	5,404,153
Sherwin-Williams Co. (The)
2.95%, 08/15/29(a)	7,896	7,382,661
4.50%, 06/01/47	8,991	7,441,287
		221,150,512
Commercial Services — 0.7%
Automatic Data Processing Inc.
1.25%, 09/01/30(a)	11,264	9,697,329
1.70%, 05/15/28	3,745	3,501,595
4.45%, 09/09/34(a)	7,493	7,288,318
Equifax Inc., 2.35%, 09/15/31	9,793	8,428,996
Global Payments Inc.
2.90%, 05/15/30	9,963	8,952,289
2.90%, 11/15/31(a)	7,671	6,657,482
3.20%, 08/15/29	6,757	6,284,365
4.15%, 08/15/49(a)	4,497	3,204,729
5.40%, 08/15/32(a)	4,148	4,123,661
5.95%, 08/15/52(a)	5,312	4,848,075
Massachusetts Institute of Technology, 5.60%(a)	3,785	3,773,516
PayPal Holdings Inc.
2.30%, 06/01/30	11,465	10,352,967
2.85%, 10/01/29(a)	7,711	7,241,907
3.25%, 06/01/50(a)	3,936	2,601,244
4.40%, 06/01/32	8,092	7,883,135
5.05%, 06/01/52(a)	5,934	5,278,636
5.15%, 06/01/34	8,381	8,396,688
President and Fellows of Harvard College, Series ., 4.61%, 02/15/35(a)	4,390	4,323,215
Quanta Services Inc., 2.90%, 10/01/30	7,885	7,135,931
RELX Capital Inc.
3.00%, 05/22/30	8,835	8,257,493
4.00%, 03/18/29(a)	9,342	9,229,764
4.75%, 03/27/30(a)	5,518	5,580,006
5.25%, 03/27/35	4,162	4,197,477
S&P Global Inc.
2.70%, 03/01/29	11,677	11,020,651
2.90%, 03/01/32(a)	13,951	12,482,985
3.70%, 03/01/52	3,070	2,291,202
4.25%, 05/01/29	8,641	8,607,658
Security	Par (000)	Value
Commercial Services (continued)
5.25%, 09/15/33	$5,885	$6,015,560
		187,656,874
Computers — 2.5%
Accenture Capital Inc.
4.05%, 10/04/29	11,809	11,738,390
4.25%, 10/04/31	7,319	7,241,437
4.50%, 10/04/34	10,457	10,062,625
Apple Inc.
1.25%, 08/20/30	15,562	13,476,932
1.40%, 08/05/28	17,837	16,490,385
1.65%, 05/11/30	20,583	18,280,299
1.65%, 02/08/31	26,218	22,892,577
1.70%, 08/05/31(a)	8,332	7,210,368
2.20%, 09/11/29(a)	8,527	7,923,057
2.38%, 02/08/41	13,515	9,352,365
2.40%, 08/20/50	10,572	6,205,463
2.55%, 08/20/60	14,931	8,542,200
2.65%, 05/11/50	18,081	11,268,808
2.65%, 02/08/51(a)	20,270	12,504,443
2.70%, 08/05/51	15,072	9,357,905
2.80%, 02/08/61	13,926	8,261,698
2.85%, 08/05/61	7,460	4,460,994
2.95%, 09/11/49	12,768	8,501,361
3.25%, 08/08/29	8,409	8,188,566
3.35%, 08/08/32	11,916	11,231,197
3.45%, 02/09/45	16,178	12,400,418
3.75%, 09/12/47	9,758	7,642,015
3.75%, 11/13/47	9,704	7,584,372
3.85%, 05/04/43	20,779	17,224,052
3.85%, 08/04/46	12,679	10,199,007
3.95%, 08/08/52(a)	13,228	10,498,435
4.10%, 08/08/62	9,874	7,783,042
4.25%, 02/09/47	9,151	7,779,637
4.30%, 05/10/33	4,244	4,243,616
4.38%, 05/13/45	12,594	11,041,880
4.45%, 05/06/44(a)	9,380	8,496,299
4.50%, 02/23/36(a)	8,378	8,301,281
4.65%, 02/23/46	29,959	27,183,745
4.85%, 05/10/53(a)	8,166	7,667,620
Dell International LLC/EMC Corp.
3.38%, 12/15/41(a)	7,442	5,341,858
4.85%, 02/01/35(a)	5,409	5,093,959
5.00%, 04/01/30	4,727	4,736,658
5.30%, 10/01/29	9,103	9,283,857
5.30%, 04/01/32	6,547	6,558,600
5.40%, 04/15/34(a)	7,836	7,805,778
5.50%, 04/01/35	7,699	7,553,428
5.75%, 02/01/33(a)	7,062	7,279,810
6.20%, 07/15/30(a)	7,563	8,000,889
8.10%, 07/15/36(a)	8,422	9,911,691
Hewlett Packard Enterprise Co.
4.55%, 10/15/29	14,436	14,299,819
4.85%, 10/15/31	8,606	8,501,279
5.00%, 10/15/34(a)	15,390	14,837,414
5.60%, 10/15/54(a)	11,451	10,549,309
6.20%, 10/15/35(a)	7,874	8,161,214
6.35%, 10/15/45(a)	12,233	12,109,570
HP Inc.
2.65%, 06/17/31	9,555	8,256,807
4.00%, 04/15/29(a)	11,595	11,229,344
5.50%, 01/15/33(a)	6,565	6,526,828

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
6.00%, 09/15/41(a)	$5,722	$5,574,070
IBM International Capital Pte Ltd.
4.90%, 02/05/34(a)	7,303	7,162,407
5.25%, 02/05/44(a)	8,454	7,957,141
5.30%, 02/05/54(a)	10,461	9,600,537
International Business Machines Corp.
1.95%, 05/15/30	13,287	11,735,052
2.95%, 05/15/50(a)	6,300	3,926,518
3.50%, 05/15/29(a)	15,684	15,163,591
4.00%, 06/20/42	9,531	7,751,036
4.15%, 05/15/39(a)	14,906	12,889,378
4.25%, 05/15/49(a)	22,075	17,514,290
4.40%, 07/27/32(a)	6,757	6,540,688
4.75%, 02/06/33(a)	4,242	4,204,812
4.90%, 07/27/52(a)	6,503	5,663,119
Series .., 4.80%, 02/10/30(a)	11,955	12,095,279
Series .., 5.00%, 02/10/32(a)	7,473	7,541,960
Series .., 5.20%, 02/10/35(a)	7,359	7,348,708
Series .., 5.70%, 02/10/55(a)	8,355	8,088,248
Leidos Inc.
2.30%, 02/15/31	6,297	5,441,098
4.38%, 05/15/30	4,873	4,738,816
5.75%, 03/15/33	2,409	2,466,868
		690,678,217
Cosmetics & Personal Care — 0.5%
Haleon U.S. Capital LLC
3.38%, 03/24/29	6,904	6,641,662
3.63%, 03/24/32	15,803	14,622,675
4.00%, 03/24/52(a)	3,783	2,872,518
Kenvue Inc.
4.90%, 03/22/33(a)	7,609	7,696,052
5.00%, 03/22/30(a)	8,774	9,038,342
5.05%, 03/22/53(a)	10,107	9,363,253
5.10%, 03/22/43(a)	4,462	4,262,379
5.20%, 03/22/63	5,718	5,291,898
Procter & Gamble Co. (The)
1.20%, 10/29/30(a)	12,822	10,994,607
1.95%, 04/23/31(a)	5,651	5,000,022
2.30%, 02/01/32(a)	5,723	5,101,066
3.00%, 03/25/30(a)	12,313	11,742,928
4.05%, 01/26/33(a)	5,982	5,857,025
4.55%, 01/29/34	6,859	6,838,422
Unilever Capital Corp.
1.75%, 08/12/31(a)	8,598	7,383,999
2.13%, 09/06/29(a)	6,490	5,979,120
4.63%, 08/12/34	4,430	4,361,515
5.00%, 12/08/33(a)	6,450	6,590,661
5.90%, 11/15/32(a)	8,184	8,896,182
		138,534,326
Diversified Financial Services — 2.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28	22,839	21,575,974
3.30%, 01/30/32	30,789	27,159,608
3.40%, 10/29/33(a)	10,012	8,610,855
3.85%, 10/29/41(a)	11,629	8,978,140
4.63%, 09/10/29(a)	6,179	6,124,280
4.95%, 09/10/34	10,851	10,391,613
5.10%, 01/19/29(a)	13,118	13,261,078
5.38%, 12/15/31(a)	7,153	7,160,522
Security	Par (000)	Value
Diversified Financial Services (continued)
5.75%, 06/06/28(a)	$4,547	$4,681,538
6.15%, 09/30/30	10,513	11,095,421
Air Lease Corp.
2.88%, 01/15/32(a)	11,369	9,871,014
3.13%, 12/01/30	8,031	7,302,575
Ally Financial Inc.
2.20%, 11/02/28(a)	5,974	5,405,026
8.00%, 11/01/31(a)	14,533	16,098,390
American Express Co.
4.05%, 05/03/29(a)	3,230	3,210,330
4.05%, 12/03/42(a)	7,160	5,952,568
Ameriprise Financial Inc.
5.15%, 05/15/33(a)	7,237	7,323,523
5.20%, 04/15/35	6,559	6,548,033
Apollo Global Management Inc., 5.80%, 05/21/54	5,935	5,681,781
Brookfield Finance Inc.
3.50%, 03/30/51	7,146	4,723,107
4.35%, 04/15/30	10,454	10,204,673
4.70%, 09/20/47	5,555	4,544,344
4.85%, 03/29/29(a)	6,135	6,163,460
5.97%, 03/04/54	6,408	6,235,338
Charles Schwab Corp. (The)
1.65%, 03/11/31(a)	8,445	7,142,998
1.95%, 12/01/31	5,096	4,269,858
2.30%, 05/13/31(a)	10,589	9,335,481
2.90%, 03/03/32	7,254	6,383,820
CME Group Inc.
2.65%, 03/15/32	6,717	5,971,559
4.40%, 03/15/30	3,475	3,504,385
5.30%, 09/15/43	6,919	6,868,750
Discover Financial Services, 6.70%, 11/29/32	5,903	6,290,482
Intercontinental Exchange Inc.
1.85%, 09/15/32	12,322	10,092,807
2.10%, 06/15/30	10,884	9,731,310
2.65%, 09/15/40(a)	9,333	6,669,802
3.00%, 06/15/50(a)	9,120	5,873,335
3.00%, 09/15/60(a)	13,867	8,297,867
3.63%, 09/01/28(a)	2,512	2,461,244
4.25%, 09/21/48	10,549	8,518,663
4.35%, 06/15/29	10,443	10,462,950
4.60%, 03/15/33(a)	11,349	11,183,377
4.95%, 06/15/52(a)	10,391	9,233,892
5.20%, 06/15/62(a)	7,589	6,844,654
5.25%, 06/15/31(a)	8,418	8,721,294
Jefferies Financial Group Inc.
2.63%, 10/15/31	8,412	7,081,229
4.15%, 01/23/30(a)	6,395	6,152,014
5.88%, 07/21/28	3,728	3,821,948
6.20%, 04/14/34(a)	11,854	12,006,584
LPL Holdings Inc.
5.20%, 03/15/30(a)	6,319	6,378,253
6.75%, 11/17/28(a)	4,511	4,791,951
Mastercard Inc.
2.00%, 11/18/31	5,410	4,665,983
2.95%, 06/01/29(a)	5,284	5,055,044
3.35%, 03/26/30	13,869	13,329,012
3.65%, 06/01/49	7,504	5,673,827
3.85%, 03/26/50	10,438	8,098,529
4.35%, 01/15/32	9,436	9,337,749
4.55%, 01/15/35(a)	10,379	10,131,100

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
4.85%, 03/09/33	$5,151	$5,201,728
4.88%, 05/09/34(a)	9,316	9,348,771
Nasdaq Inc.
5.35%, 06/28/28	3,483	3,578,083
5.55%, 02/15/34(a)	8,252	8,444,577
5.95%, 08/15/53(a)	6,729	6,739,797
6.10%, 06/28/63	6,273	6,285,212
Nomura Holdings Inc.
2.17%, 07/14/28	10,386	9,614,229
2.61%, 07/14/31	8,252	7,151,083
2.68%, 07/16/30(a)	15,278	13,645,786
3.00%, 01/22/32	10,446	9,058,558
3.10%, 01/16/30(a)	7,421	6,855,547
5.78%, 07/03/34(a)	7,313	7,430,152
6.07%, 07/12/28	2,953	3,071,016
6.18%, 01/18/33(a)	1,160	1,214,526
Raymond James Financial Inc.
3.75%, 04/01/51(a)	7,631	5,399,980
4.95%, 07/15/46	8,042	7,132,211
Synchrony Financial, 2.88%, 10/28/31(a)	3,800	3,217,612
Visa Inc.
1.10%, 02/15/31(a)	11,511	9,755,698
2.00%, 08/15/50(a)	16,918	9,176,506
2.05%, 04/15/30	15,489	14,040,616
2.70%, 04/15/40	10,133	7,585,657
3.65%, 09/15/47	5,925	4,538,815
4.15%, 12/14/35(a)	8,910	8,460,290
4.30%, 12/14/45	26,775	22,914,158
		652,545,550
Electric — 4.2%
AES Corp. (The)
2.45%, 01/15/31(a)	9,636	8,229,604
5.45%, 06/01/28(a)	23	23,343
5.80%, 03/15/32(a)	9,431	9,411,564
Ameren Corp.
3.50%, 01/15/31(a)	8,405	7,860,185
5.38%, 03/15/35	5,970	5,957,497
American Electric Power Co. Inc.
5.20%, 01/15/29	6,540	6,673,147
5.63%, 03/01/33	6,393	6,542,577
Berkshire Hathaway Energy Co.
2.85%, 05/15/51	11,188	6,670,089
3.70%, 07/15/30	11,434	11,022,204
3.80%, 07/15/48	6,256	4,548,191
4.25%, 10/15/50	7,487	5,803,407
4.45%, 01/15/49	6,572	5,304,199
4.50%, 02/01/45	6,147	5,179,229
4.60%, 05/01/53	7,971	6,495,926
5.15%, 11/15/43	5,588	5,193,394
6.13%, 04/01/36	11,190	11,766,523
Commonwealth Edison Co., 4.00%, 03/01/48	6,499	5,018,711
Connecticut Light and Power Co. (The), 4.00%, 04/01/48	7,192	5,567,004
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31(a)	7,344	6,540,252
3.60%, 06/15/61(a)	6,259	4,147,523
4.45%, 03/15/44	6,372	5,399,467
4.63%, 12/01/54(a)	5,275	4,349,352
5.70%, 05/15/54(a)	7,416	7,268,895
5.90%, 11/15/53	6,996	7,035,543
Series 20B, 3.95%, 04/01/50	8,173	6,253,135
Security	Par (000)	Value
Electric (continued)
Constellation Energy Generation LLC
5.60%, 06/15/42(a)	$6,085	$5,798,410
5.75%, 03/15/54(a)	7,902	7,436,812
6.25%, 10/01/39	5,871	6,093,911
6.50%, 10/01/53	6,584	6,800,934
Dominion Energy Inc.
5.00%, 06/15/30	8,901	8,989,817
5.38%, 11/15/32(a)	5,530	5,591,424
Series C, 2.25%, 08/15/31	13,091	11,194,744
Series C, 3.38%, 04/01/30	4,886	4,586,301
DTE Energy Co.
4.88%, 06/01/28	3,456	3,489,779
5.10%, 03/01/29	11,376	11,532,249
5.20%, 04/01/30	12,647	12,859,530
5.85%, 06/01/34(a)	4,980	5,133,673
Duke Energy Carolinas LLC
3.20%, 08/15/49	7,148	4,743,504
4.95%, 01/15/33	10,969	11,004,635
5.30%, 02/15/40	4,287	4,224,098
5.35%, 01/15/53(a)	5,302	4,968,320
5.40%, 01/15/54	7,395	7,036,205
Duke Energy Corp.
2.45%, 06/01/30	11,461	10,292,914
2.55%, 06/15/31(a)	6,691	5,874,063
3.30%, 06/15/41	6,820	4,962,192
3.50%, 06/15/51	6,198	4,109,104
3.75%, 09/01/46	10,796	7,803,292
4.50%, 08/15/32(a)	6,293	6,077,280
5.00%, 08/15/52(a)	7,919	6,757,092
5.45%, 06/15/34(a)	7,308	7,420,649
5.80%, 06/15/54	6,608	6,334,424
6.10%, 09/15/53(a)	5,464	5,440,017
Duke Energy Florida LLC, 6.40%, 06/15/38	5,610	6,092,646
Duke Energy Progress LLC
5.05%, 03/15/35(a)	7,010	6,974,823
5.55%, 03/15/55(a)	7,170	6,925,760
Emera U.S. Finance LP, 4.75%, 06/15/46	9,893	7,963,109
Entergy Louisiana LLC
4.20%, 09/01/48	6,603	5,192,677
5.80%, 03/15/55	4,920	4,814,124
Eversource Energy
5.13%, 05/15/33	6,432	6,328,097
5.95%, 02/01/29(a)	5,705	5,945,710
Exelon Corp.
4.05%, 04/15/30	12,789	12,459,300
4.45%, 04/15/46	4,780	3,858,894
4.70%, 04/15/50	7,746	6,349,691
5.30%, 03/15/33	5,323	5,372,692
5.60%, 03/15/53(a)	6,677	6,252,945
FirstEnergy Corp., Series C, 3.40%, 03/01/50	5,994	3,933,123
Florida Power & Light Co.
2.45%, 02/03/32(a)	12,096	10,529,864
2.88%, 12/04/51	10,078	6,312,004
3.15%, 10/01/49	5,397	3,602,848
3.95%, 03/01/48(a)	6,026	4,727,431
4.80%, 05/15/33	8,995	8,925,164
5.10%, 04/01/33	5,510	5,581,978
5.15%, 06/15/29(a)	9,364	9,691,741
5.30%, 06/15/34	10,026	10,268,265
5.30%, 04/01/53	6,428	6,085,699
5.60%, 06/15/54	4,467	4,418,699

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.70%, 03/15/55	$9,932	$10,061,781
Georgia Power Co.
4.30%, 03/15/42	7,616	6,437,071
4.65%, 05/16/28	685	692,865
4.95%, 05/17/33	7,212	7,190,772
5.13%, 05/15/52(a)	4,734	4,332,097
5.25%, 03/15/34	5,968	6,022,211
Series A, 3.25%, 03/15/51	2,815	1,867,966
MidAmerican Energy Co.
3.65%, 04/15/29(a)	6,380	6,241,132
4.25%, 07/15/49(a)	5,996	4,796,581
5.85%, 09/15/54(a)	8,160	8,233,388
National Grid PLC
5.42%, 01/11/34(a)	8,049	8,136,229
5.81%, 06/12/33	2,514	2,597,652
NextEra Energy Capital Holdings Inc.
1.90%, 06/15/28	8,945	8,297,288
2.25%, 06/01/30	8,261	7,347,655
2.44%, 01/15/32	9,581	8,190,201
2.75%, 11/01/29(a)	5,094	4,713,754
4.90%, 03/15/29	8,369	8,469,645
5.00%, 07/15/32	7,093	7,073,969
5.05%, 03/15/30	9,105	9,245,960
5.05%, 02/28/33(a)	9,485	9,430,859
5.25%, 03/15/34	8,225	8,188,440
5.25%, 02/28/53(a)	7,373	6,600,154
5.30%, 03/15/32(a)	8,171	8,323,973
5.45%, 03/15/35(a)	9,077	9,126,137
5.55%, 03/15/54(a)	5,808	5,400,433
5.90%, 03/15/55	6,315	6,143,670
Northern States Power Co./MN, 5.10%, 05/15/53	5,747	5,238,773
Oncor Electric Delivery Co. LLC
4.95%, 09/15/52(a)	5,591	4,918,318
5.55%, 06/15/54	5,786	5,496,137
5.65%, 11/15/33	4,104	4,259,525
Pacific Gas and Electric Co.
2.50%, 02/01/31	18,607	16,061,549
3.00%, 06/15/28	3,857	3,648,013
3.25%, 06/01/31	8,926	7,949,801
3.30%, 08/01/40	7,287	5,219,105
3.50%, 08/01/50(a)	13,926	8,887,920
3.75%, 07/01/28	5,157	4,990,178
3.95%, 12/01/47(a)	6,512	4,553,137
4.50%, 07/01/40	14,724	12,223,168
4.55%, 07/01/30	24,019	23,252,599
4.95%, 07/01/50	24,078	19,313,525
5.55%, 05/15/29	5,654	5,729,788
5.70%, 03/01/35	9,204	9,073,800
5.80%, 05/15/34(a)	6,084	6,072,653
5.90%, 10/01/54	5,352	4,870,598
6.10%, 01/15/29	7,619	7,873,967
6.15%, 01/15/33	5,901	6,025,771
6.15%, 03/01/55	6,606	6,192,980
6.40%, 06/15/33	8,381	8,662,364
6.70%, 04/01/53	5,806	5,851,201
6.75%, 01/15/53(a)	11,157	11,271,031
6.95%, 03/15/34(a)	5,084	5,438,221
PacifiCorp
2.90%, 06/15/52	8,695	5,071,200
5.35%, 12/01/53	8,179	7,301,355
Security	Par (000)	Value
Electric (continued)
5.45%, 02/15/34(a)	$8,871	$8,936,044
5.50%, 05/15/54(a)	9,811	8,926,982
5.80%, 01/15/55(a)	11,885	11,288,224
PPL Capital Funding Inc., 5.25%, 09/01/34(a)	6,617	6,612,290
PPL Electric Utilities Corp., 5.25%, 05/15/53	4,108	3,860,105
Public Service Co. of Colorado
1.88%, 06/15/31(a)	9,393	7,957,226
5.25%, 04/01/53	5,454	4,929,528
5.35%, 05/15/34	7,118	7,148,071
5.75%, 05/15/54	5,132	4,977,676
Public Service Enterprise Group Inc.
2.45%, 11/15/31	7,967	6,926,032
5.20%, 04/01/29	6,354	6,507,940
San Diego Gas & Electric Co.
5.35%, 04/01/53(a)	5,579	5,131,407
5.40%, 04/15/35	5,624	5,672,562
Series VVV, 1.70%, 10/01/30	8,815	7,552,924
Series WWW, 2.95%, 08/15/51	3,348	2,052,339
Sempra
3.80%, 02/01/38	7,233	5,837,362
4.00%, 02/01/48	7,455	5,389,730
6.00%, 10/15/39(a)	6,743	6,706,992
Southern California Edison Co.
3.65%, 02/01/50	7,914	5,249,419
4.00%, 04/01/47(a)	11,973	8,545,427
4.65%, 10/01/43	5,782	4,659,056
5.20%, 06/01/34	7,850	7,521,240
5.25%, 03/15/30	8,109	8,176,396
5.45%, 06/01/31	7,978	8,068,432
5.45%, 03/01/35(a)	6,551	6,358,904
5.95%, 11/01/32	5,070	5,167,244
Series 20A, 2.95%, 02/01/51(a)	8,227	4,757,276
Series C, 4.13%, 03/01/48	9,429	6,827,685
Southern Co. (The)
4.40%, 07/01/46	13,727	11,116,322
4.85%, 06/15/28	4,257	4,323,876
4.85%, 03/15/35(a)	7,337	7,105,414
5.20%, 06/15/33(a)	8,659	8,703,515
5.50%, 03/15/29(a)	5,281	5,476,709
5.70%, 03/15/34(a)	7,033	7,261,529
Series A, 3.70%, 04/30/30	11,941	11,453,701
Series B, 4.00%, 01/15/51, (5-year CMT + 3.733%)(c)	4,582	4,520,718
Virginia Electric & Power Co.
2.45%, 12/15/50	6,006	3,296,687
2.95%, 11/15/51(a)	5,577	3,415,858
5.00%, 04/01/33	5,204	5,161,768
5.45%, 04/01/53	6,258	5,836,052
Xcel Energy Inc.
5.45%, 08/15/33	5,449	5,468,790
5.50%, 03/15/34	5,650	5,665,947
5.60%, 04/15/35(a)	5,633	5,674,032
		1,168,257,609
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.00%, 12/21/28(a)	6,320	5,860,363
2.20%, 12/21/31(a)	9,587	8,338,405
2.80%, 12/21/51	5,955	3,668,038
		17,866,806

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics — 0.4%
Amphenol Corp.
2.20%, 09/15/31(a)	$7,773	$6,750,669
2.80%, 02/15/30(a)	8,132	7,589,129
5.00%, 01/15/35(a)	5,019	5,021,845
Honeywell International Inc.
1.75%, 09/01/31	12,901	10,856,429
1.95%, 06/01/30(a)	10,864	9,628,504
2.70%, 08/15/29	7,666	7,156,303
2.80%, 06/01/50	8,554	5,324,491
4.25%, 01/15/29	7,420	7,409,127
4.50%, 01/15/34	8,114	7,835,503
4.70%, 02/01/30	6,092	6,158,283
5.00%, 02/15/33	8,590	8,616,095
5.00%, 03/01/35	6,531	6,507,220
5.25%, 03/01/54	10,819	10,140,181
Keysight Technologies Inc., 5.35%, 07/30/30	400	410,079
		99,403,858
Entertainment — 0.4%
Warnermedia Holdings Inc.
4.05%, 03/15/29(a)	8,289	7,739,675
4.28%, 03/15/32(a)	40,314	34,488,554
5.05%, 03/15/42	31,736	23,875,224
5.14%, 03/15/52	53,423	36,529,136
5.39%, 03/15/62	20,455	13,928,965
		116,561,554
Environmental Control — 0.4%
Republic Services Inc.
1.75%, 02/15/32(a)	6,080	5,038,669
3.95%, 05/15/28(a)	629	624,619
4.88%, 04/01/29	9,647	9,815,704
5.00%, 04/01/34(a)	5,269	5,284,998
Waste Connections Inc.
2.95%, 01/15/52(a)	6,439	4,038,480
4.20%, 01/15/33	4,223	4,034,657
5.00%, 03/01/34	6,621	6,643,404
Waste Management Inc.
1.50%, 03/15/31(a)	12,910	10,971,880
4.15%, 04/15/32(a)	5,631	5,453,602
4.63%, 02/15/30(a)	7,546	7,647,593
4.80%, 03/15/32	7,836	7,896,861
4.88%, 02/15/29(a)	7,449	7,624,214
4.88%, 02/15/34(a)	5,823	5,837,036
4.95%, 07/03/31(a)	6,410	6,555,089
4.95%, 03/15/35	12,600	12,514,147
5.35%, 10/15/54(a)	8,261	7,927,029
		107,907,982
Food — 1.3%
Conagra Brands Inc.
4.85%, 11/01/28	8,528	8,575,981
5.30%, 11/01/38	9,293	8,776,837
5.40%, 11/01/48(a)	6,747	5,977,167
General Mills Inc.
2.88%, 04/15/30(a)	9,327	8,609,051
4.88%, 01/30/30	8,758	8,850,216
4.95%, 03/29/33(a)	6,935	6,882,874
5.25%, 01/30/35(a)	6,470	6,458,098
Hormel Foods Corp.
1.70%, 06/03/28	55	51,175
1.80%, 06/11/30(a)	9,185	8,117,105
Security	Par (000)	Value
Food (continued)
J.M. Smucker Co. (The)
5.90%, 11/15/28(a)	$6,448	$6,769,329
6.20%, 11/15/33(a)	6,434	6,856,422
6.50%, 11/15/43(a)	6,394	6,763,787
6.50%, 11/15/53(a)	9,327	9,925,267
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 05/15/32	10,090	8,699,776
3.63%, 01/15/32(a)	8,100	7,332,889
4.38%, 02/02/52	7,025	5,383,546
5.50%, 01/15/30(a)	4,644	4,717,421
5.75%, 04/01/33(a)	9,778	9,976,283
6.50%, 12/01/52	12,088	12,373,280
6.75%, 03/15/34	10,245	11,115,505
7.25%, 11/15/53(a)	7,179	7,982,590
JBS USA LUX SARL/JBS USA Food Co./JBS USA Foods Group, 6.38%, 02/25/55(a)(b)	7,284	7,396,371
Kraft Heinz Foods Co.
4.38%, 06/01/46	23,112	18,642,708
4.88%, 10/01/49	12,510	10,673,733
5.00%, 06/04/42	11,543	10,404,030
5.20%, 07/15/45	11,806	10,683,221
5.50%, 06/01/50	7,897	7,382,893
6.88%, 01/26/39	5,264	5,833,861
Kroger Co. (The)
3.95%, 01/15/50	6,828	5,070,508
4.45%, 02/01/47	8,136	6,618,503
5.00%, 09/15/34	15,463	15,133,937
5.50%, 09/15/54(a)	15,634	14,618,201
5.65%, 09/15/64	11,220	10,390,229
Mondelez International Inc.
2.63%, 09/04/50	7,041	4,157,253
2.75%, 04/13/30	5,486	5,043,159
3.00%, 03/17/32	6,758	6,021,229
Sysco Corp.
3.15%, 12/14/51(a)	8,716	5,428,759
5.95%, 04/01/30	5,632	5,929,159
6.60%, 04/01/50(a)	8,381	8,866,097
The Campbell's Co.
4.75%, 03/23/35	7,948	7,602,731
5.40%, 03/21/34(a)	9,078	9,140,118
Tyson Foods Inc.
4.35%, 03/01/29(a)	8,284	8,207,960
4.55%, 06/02/47	6,985	5,701,045
5.10%, 09/28/48(a)	11,803	10,445,397
5.70%, 03/15/34(a)	4,646	4,743,294
		364,328,995
Gas — 0.2%
Atmos Energy Corp., 4.13%, 10/15/44	6,778	5,563,259
NiSource Inc.
1.70%, 02/15/31(a)	12,771	10,777,752
2.95%, 09/01/29	6,677	6,244,027
3.60%, 05/01/30(a)	10,728	10,216,146
3.95%, 03/30/48(a)	5,950	4,517,520
4.38%, 05/15/47	6,573	5,308,784
4.80%, 02/15/44	4,530	3,942,197
5.85%, 04/01/55	4,925	4,819,861
		51,389,546

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hand & Machine Tools — 0.1%
Regal Rexnord Corp.
6.30%, 02/15/30	$13,401	$13,850,005
6.40%, 04/15/33(a)	10,134	10,324,843
Stanley Black & Decker Inc.
2.30%, 03/15/30(a)	8,027	6,973,991
2.75%, 11/15/50	6,493	3,536,965
		34,685,804
Health Care - Products — 1.2%
Abbott Laboratories
4.75%, 11/30/36	12,122	11,956,423
4.90%, 11/30/46	24,381	22,740,217
Agilent Technologies Inc., 2.30%, 03/12/31	10,107	8,819,141
Baxter International Inc.
2.27%, 12/01/28	13,801	12,724,998
2.54%, 02/01/32(a)	14,663	12,508,518
3.13%, 12/01/51(a)	7,984	4,898,024
Danaher Corp.
2.60%, 10/01/50	6,406	3,793,372
2.80%, 12/10/51(a)	7,855	4,807,026
DH Europe Finance II SARL
2.60%, 11/15/29(a)	10,821	10,037,037
3.25%, 11/15/39	6,882	5,424,249
3.40%, 11/15/49(a)	5,388	3,778,262
GE HealthCare Technologies Inc.
4.80%, 08/14/29	6,091	6,126,087
5.86%, 03/15/30(a)	8,055	8,431,458
5.91%, 11/22/32(a)	10,922	11,493,869
6.38%, 11/22/52(a)	7,565	7,914,572
Medtronic Global Holdings SCA, 4.50%, 03/30/33(a)	7,860	7,700,341
Medtronic Inc.
4.38%, 03/15/35	15,724	15,045,410
4.63%, 03/15/45(a)	12,153	10,739,548
Solventum Corp.
5.40%, 03/01/29	13,408	13,666,390
5.45%, 03/13/31(a)	12,450	12,694,936
5.60%, 03/23/34(a)	13,649	13,800,728
5.90%, 04/30/54(a)	10,899	10,516,468
Stryker Corp.
1.95%, 06/15/30	10,757	9,510,653
4.25%, 09/11/29	4,318	4,291,208
4.63%, 09/11/34(a)	4,783	4,647,915
4.63%, 03/15/46	6,960	6,042,943
4.85%, 02/10/30	9,884	10,007,781
5.20%, 02/10/35	6,481	6,526,893
Thermo Fisher Scientific Inc.
2.00%, 10/15/31(a)	12,408	10,703,681
2.60%, 10/01/29(a)	11,549	10,759,887
2.80%, 10/15/41	8,191	5,738,025
4.10%, 08/15/47(a)	4,419	3,539,487
4.98%, 08/10/30(a)	7,738	7,939,447
5.00%, 01/31/29(a)	5,056	5,192,993
5.09%, 08/10/33(a)	5,946	6,016,167
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31(a)	10,359	9,069,269
		319,603,423
Health Care - Services — 4.2%
Aetna Inc., 6.63%, 06/15/36	8,139	8,642,880
Security	Par (000)	Value
Health Care - Services (continued)
Ascension Health
3.95%, 11/15/46	$6,564	$5,207,628
Series B, 2.53%, 11/15/29	4,948	4,554,881
Centene Corp.
2.45%, 07/15/28	16,977	15,619,492
2.50%, 03/01/31	14,105	11,948,591
2.63%, 08/01/31	12,472	10,555,071
3.00%, 10/15/30	18,531	16,305,192
3.38%, 02/15/30	17,361	15,835,748
4.63%, 12/15/29	23,210	22,337,956
Cigna Group (The)
2.38%, 03/15/31	16,336	14,326,855
2.40%, 03/15/30	11,871	10,747,314
3.20%, 03/15/40	6,801	5,130,368
3.40%, 03/15/50	10,146	6,752,787
3.40%, 03/15/51(a)	11,173	7,376,354
3.88%, 10/15/47	8,455	6,209,258
4.38%, 10/15/28	11,872	11,849,102
4.80%, 08/15/38	17,318	16,050,838
4.80%, 07/15/46	11,296	9,725,340
4.90%, 12/15/48	23,435	20,158,447
5.00%, 05/15/29(a)	6,316	6,433,039
5.13%, 05/15/31(a)	9,191	9,369,384
5.25%, 02/15/34(a)	10,472	10,545,471
5.40%, 03/15/33	5,571	5,692,431
5.60%, 02/15/54	12,301	11,550,964
CommonSpirit Health
3.35%, 10/01/29(a)	2,660	2,518,007
4.19%, 10/01/49(a)	1,859	1,398,625
Elevance Health Inc.
2.25%, 05/15/30	7,235	6,490,867
2.55%, 03/15/31(a)	7,306	6,506,359
2.88%, 09/15/29(a)	6,986	6,534,447
3.13%, 05/15/50(a)	7,971	5,109,520
3.60%, 03/15/51(a)	10,432	7,256,747
3.70%, 09/15/49	6,407	4,570,162
4.38%, 12/01/47	10,418	8,409,253
4.55%, 03/01/48	6,501	5,354,994
4.63%, 05/15/42	7,963	6,904,038
4.65%, 01/15/43	7,642	6,641,391
4.65%, 08/15/44	7,078	6,094,974
4.75%, 02/15/30	6,710	6,762,208
4.75%, 02/15/33	7,197	7,064,176
4.95%, 11/01/31(a)	6,782	6,841,337
5.13%, 02/15/53	8,358	7,369,106
5.20%, 02/15/35(a)	7,956	7,956,025
5.38%, 06/15/34	7,120	7,201,845
5.65%, 06/15/54	7,845	7,462,896
5.70%, 02/15/55(a)	11,191	10,710,375
5.85%, 11/01/64	6,594	6,335,746
6.10%, 10/15/52	6,840	6,906,475
HCA Inc.
2.38%, 07/15/31	7,166	6,126,364
3.50%, 09/01/30(a)	17,031	15,878,664
3.50%, 07/15/51	11,937	7,725,082
3.63%, 03/15/32(a)	11,988	10,855,539
4.13%, 06/15/29	17,128	16,654,618
4.63%, 03/15/52	16,256	12,742,071
5.13%, 06/15/39	6,657	6,119,972
5.20%, 06/01/28(a)	2,836	2,879,937
5.25%, 03/01/30	7,548	7,664,644

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
5.25%, 06/15/49(a)	$15,368	$13,297,666
5.45%, 04/01/31	14,030	14,297,019
5.45%, 09/15/34	11,075	10,972,546
5.50%, 03/01/32	7,600	7,694,520
5.50%, 06/01/33(a)	10,705	10,753,305
5.50%, 06/15/47(a)	11,322	10,249,444
5.60%, 04/01/34(a)	8,847	8,880,262
5.63%, 09/01/28	3,013	3,084,450
5.75%, 03/01/35(a)	12,484	12,583,912
5.88%, 02/01/29	5,909	6,104,547
5.90%, 06/01/53	8,690	8,175,922
5.95%, 09/15/54	8,399	7,911,784
6.00%, 04/01/54	11,401	10,795,947
6.20%, 03/01/55	9,504	9,328,010
Humana Inc.
2.15%, 02/03/32	3,071	2,525,179
3.70%, 03/23/29	2,980	2,869,064
4.95%, 10/01/44	3,361	2,850,725
5.38%, 04/15/31	6,779	6,856,791
5.50%, 03/15/53(a)	4,077	3,610,929
5.55%, 05/01/35	100	100,049
5.75%, 04/15/54	4,935	4,528,650
5.88%, 03/01/33	4,320	4,414,357
5.95%, 03/15/34(a)	3,356	3,438,866
ICON Investments Six DAC, 5.85%, 05/08/29	4,381	4,488,159
IQVIA Inc.
5.70%, 05/15/28(a)	2,668	2,716,213
6.25%, 02/01/29	15,447	16,073,666
Kaiser Foundation Hospitals
4.15%, 05/01/47	6,358	5,142,268
Series 2019, 3.27%, 11/01/49	2,775	1,897,368
Series 2021, 2.81%, 06/01/41	9,678	6,791,969
Series 2021, 3.00%, 06/01/51(a)	4,661	2,990,094
Laboratory Corp. of America Holdings
4.70%, 02/01/45	3,730	3,171,620
4.80%, 10/01/34	11,169	10,750,286
Providence St. Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51	6,614	3,705,259
Quest Diagnostics Inc.
2.95%, 06/30/30(a)	7,201	6,654,601
5.00%, 12/15/34	4,955	4,884,394
6.40%, 11/30/33	5,564	6,045,499
UnitedHealth Group Inc.
2.00%, 05/15/30(a)	10,701	9,509,276
2.30%, 05/15/31	10,682	9,390,740
2.75%, 05/15/40	5,962	4,241,103
2.88%, 08/15/29(a)	8,586	8,115,057
2.90%, 05/15/50	9,725	6,007,185
3.05%, 05/15/41	11,573	8,367,107
3.13%, 05/15/60(a)	8,551	5,049,043
3.25%, 05/15/51	16,249	10,647,550
3.50%, 08/15/39	8,815	7,052,160
3.70%, 08/15/49(a)	9,763	7,035,326
3.75%, 10/15/47	7,832	5,756,818
3.85%, 06/15/28(a)	2,491	2,470,098
3.88%, 12/15/28	6,000	5,928,045
3.88%, 08/15/59	10,166	7,083,714
4.00%, 05/15/29	7,594	7,505,706
4.20%, 05/15/32	11,423	10,984,363
4.20%, 01/15/47	6,975	5,530,498
4.25%, 01/15/29	8,224	8,213,253
Security	Par (000)	Value
Health Care - Services (continued)
4.25%, 03/15/43(a)	$6,881	$5,716,943
4.25%, 06/15/48	11,603	9,201,621
4.45%, 12/15/48	8,227	6,744,257
4.50%, 04/15/33	13,714	13,251,606
4.63%, 07/15/35(a)	7,083	6,824,609
4.75%, 07/15/45	16,096	14,074,299
4.75%, 05/15/52(a)	16,395	13,823,449
4.80%, 01/15/30(a)	9,680	9,836,471
4.90%, 04/15/31(a)	6,740	6,854,562
4.95%, 01/15/32	11,353	11,465,067
4.95%, 05/15/62(a)	7,416	6,273,668
5.00%, 04/15/34	10,438	10,363,738
5.05%, 04/15/53	15,130	13,384,553
5.15%, 07/15/34	15,688	15,717,569
5.20%, 04/15/63	13,213	11,636,026
5.30%, 02/15/30(a)	9,014	9,342,025
5.35%, 02/15/33	12,937	13,243,624
5.38%, 04/15/54	13,837	12,849,154
5.50%, 07/15/44	11,334	10,941,068
5.50%, 04/15/64	8,282	7,665,760
5.63%, 07/15/54	20,392	19,626,384
5.75%, 07/15/64	13,823	13,290,324
5.80%, 03/15/36	5,782	6,027,511
5.88%, 02/15/53	15,627	15,466,600
6.05%, 02/15/63	10,711	10,847,172
6.88%, 02/15/38(a)	8,447	9,536,976
Universal Health Services Inc., 2.65%, 10/15/30	11,527	10,111,291
		1,161,610,564
Holding Companies - Diversified — 0.4%
Apollo Debt Solutions BDC
6.70%, 07/29/31(a)	7,870	8,005,634
6.90%, 04/13/29	9,101	9,359,648
Ares Capital Corp.
2.88%, 06/15/28	3,660	3,396,320
5.88%, 03/01/29	5,589	5,637,333
5.95%, 07/15/29	5,985	6,056,071
Series ., 5.80%, 03/08/32	8,210	8,031,993
Ares Strategic Income Fund
5.60%, 02/15/30(a)(b)	7,187	7,069,496
6.20%, 03/21/32(b)	6,191	6,133,438
Blackstone Private Credit Fund
6.00%, 01/29/32(a)	2,674	2,668,478
6.00%, 11/22/34(a)(b)	3,464	3,313,115
Blue Owl Capital Corp.
2.88%, 06/11/28	1,447	1,318,134
5.95%, 03/15/29(a)	102	101,149
Blue Owl Credit Income Corp.
5.80%, 03/15/30(a)(b)	6,403	6,262,352
6.60%, 09/15/29(a)(b)	11,814	11,950,585
6.65%, 03/15/31(a)	5,388	5,454,733
FS KKR Capital Corp., 3.13%, 10/12/28	1,949	1,758,740
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34(b)	6,366	6,094,236
Sixth Street Lending Partners
6.13%, 07/15/30(a)(b)	6,349	6,370,871
6.50%, 03/11/29	4,909	4,992,158
		103,974,484
Household Products & Wares — 0.0%
Kimberly-Clark Corp., 3.10%, 03/26/30(a)	9,640	9,136,673

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance — 2.0%
Allstate Corp. (The), 5.25%, 03/30/33(a)	$4,745	$4,799,346
American International Group Inc.
4.38%, 06/30/50	8,066	6,548,748
4.75%, 04/01/48	8,085	6,973,408
5.13%, 03/27/33	5,311	5,311,091
Aon Corp.
2.80%, 05/15/30	5,515	5,058,066
3.75%, 05/02/29	10,006	9,724,460
Aon Corp./Aon Global Holdings PLC
3.90%, 02/28/52(a)	7,867	5,726,365
5.35%, 02/28/33	4,480	4,552,882
Aon North America Inc.
5.15%, 03/01/29	8,221	8,390,434
5.45%, 03/01/34	12,201	12,399,987
5.75%, 03/01/54(a)	15,403	14,899,508
Arch Capital Group Ltd., 3.64%, 06/30/50	4,383	3,114,984
Arthur J Gallagher & Co.
3.50%, 05/20/51	7,432	5,034,980
4.85%, 12/15/29	8,999	9,103,853
5.15%, 02/15/35	8,924	8,852,623
5.55%, 02/15/55	11,837	11,112,745
Athene Holding Ltd., 6.25%, 04/01/54	8,600	8,337,310
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30(a)	7,104	6,199,757
2.50%, 01/15/51	11,926	7,033,541
2.85%, 10/15/50(a)	12,062	7,659,126
2.88%, 03/15/32(a)	3,462	3,168,905
3.85%, 03/15/52	21,681	16,553,190
4.20%, 08/15/48	16,775	13,862,546
4.25%, 01/15/49	17,654	14,728,956
5.75%, 01/15/40	4,914	5,253,975
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	10,521	9,702,388
Brighthouse Financial Inc., 4.70%, 06/22/47(a)	1,973	1,473,896
Chubb Corp. (The), 6.00%, 05/11/37	7,798	8,325,760
Chubb INA Holdings LLC
1.38%, 09/15/30(a)	13,634	11,700,065
3.05%, 12/15/61	7,046	4,258,684
4.35%, 11/03/45	9,903	8,401,105
5.00%, 03/15/34	8,483	8,496,079
Corebridge Financial Inc.
3.85%, 04/05/29(a)	6,405	6,207,697
3.90%, 04/05/32	10,578	9,736,797
4.40%, 04/05/52(a)	9,764	7,611,839
5.75%, 01/15/34(a)	5,989	6,089,291
Equitable Holdings Inc., 5.00%, 04/20/48(a)	9,279	8,054,291
Everest Reinsurance Holdings Inc.
3.13%, 10/15/52(a)	8,898	5,391,500
3.50%, 10/15/50	7,408	4,884,103
Fairfax Financial Holdings Ltd.
5.63%, 08/16/32	1,943	1,970,130
6.00%, 12/07/33(a)	4,083	4,242,037
6.35%, 03/22/54	6,491	6,507,583
Hartford Financial Services Group Inc. (The), 3.60%, 08/19/49	5,927	4,226,845
Manulife Financial Corp.
3.70%, 03/16/32	3,440	3,203,753
5.38%, 03/04/46	4,409	4,210,615
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	6,050	5,368,627
4.38%, 03/15/29	10,554	10,576,860
4.65%, 03/15/30	7,950	8,014,272
Security	Par (000)	Value
Insurance (continued)
4.85%, 11/15/31	$10,798	$10,898,952
4.90%, 03/15/49	8,918	7,930,410
5.00%, 03/15/35	14,560	14,419,164
5.40%, 03/15/55	11,971	11,344,734
5.70%, 09/15/53(a)	6,307	6,250,584
MetLife Inc.
4.05%, 03/01/45	8,105	6,495,683
4.13%, 08/13/42	6,758	5,603,138
4.55%, 03/23/30(a)	5,040	5,089,577
4.60%, 05/13/46	6,421	5,553,944
4.88%, 11/13/43	6,733	6,072,396
5.00%, 07/15/52(a)	7,028	6,285,537
5.25%, 01/15/54(a)	6,914	6,462,547
5.30%, 12/15/34(a)	5,077	5,154,850
5.38%, 07/15/33(a)	9,007	9,265,384
5.70%, 06/15/35(a)	8,720	9,130,009
5.88%, 02/06/41	5,885	6,019,792
6.38%, 06/15/34(a)	5,307	5,765,846
Progressive Corp. (The), 4.13%, 04/15/47	6,903	5,559,846
Prudential Financial Inc.
3.70%, 03/13/51(a)	11,237	8,146,279
3.91%, 12/07/47	6,772	5,165,643
3.94%, 12/07/49	9,051	6,753,064
4.35%, 02/25/50	6,776	5,521,166
4.60%, 05/15/44(a)	5,975	5,144,226
5.20%, 03/14/35	8,710	8,733,190
5.70%, 12/14/36	6,558	6,799,734
Travelers Companies Inc. (The)
3.05%, 06/08/51	6,101	3,979,390
5.35%, 11/01/40	5,361	5,336,753
5.45%, 05/25/53	4,150	4,065,217
6.25%, 06/15/37(a)	8,482	9,261,108
Willis North America Inc.
5.35%, 05/15/33	6,550	6,611,332
5.90%, 03/05/54	4,783	4,643,273
		566,517,771
Internet — 2.3%
Alphabet Inc.
1.10%, 08/15/30(a)	18,841	16,245,522
1.90%, 08/15/40	11,673	7,775,347
2.05%, 08/15/50(a)	21,909	12,197,544
2.25%, 08/15/60(a)	15,182	8,208,212
4.00%, 05/15/30	7,435	7,415,248
4.50%, 05/15/35	11,250	11,232,516
5.25%, 05/15/55	4,610	4,568,757
5.30%, 05/15/65	5,190	5,112,782
Amazon.com Inc.
1.50%, 06/03/30	20,677	18,155,982
2.10%, 05/12/31	19,196	16,916,116
2.50%, 06/03/50	20,438	12,175,569
2.70%, 06/03/60	16,582	9,421,330
2.88%, 05/12/41	12,196	9,001,268
3.10%, 05/12/51(a)	24,998	16,801,366
3.25%, 05/12/61(a)	14,177	9,169,227
3.45%, 04/13/29	16,832	16,521,093
3.60%, 04/13/32(a)	21,978	20,811,214
3.88%, 08/22/37	22,193	19,978,014
3.95%, 04/13/52	19,075	15,012,727
4.05%, 08/22/47	26,236	21,667,355
4.10%, 04/13/62	10,971	8,519,639
4.25%, 08/22/57(a)	17,821	14,375,156

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
4.65%, 12/01/29(a)	$12,803	$13,137,756
4.70%, 12/01/32(a)	10,314	10,452,379
4.80%, 12/05/34(a)	8,439	8,558,645
4.95%, 12/05/44	11,513	11,037,432
Booking Holdings Inc., 4.63%, 04/13/30	11,409	11,495,556
eBay Inc.
2.60%, 05/10/31	3,797	3,357,613
2.70%, 03/11/30	6,331	5,789,872
3.65%, 05/10/51	4,843	3,397,152
4.00%, 07/15/42	9,656	7,633,176
Expedia Group Inc.
3.25%, 02/15/30(a)	10,805	10,085,254
5.40%, 02/15/35	8,248	8,111,386
Meta Platforms Inc.
3.85%, 08/15/32(a)	21,488	20,439,244
4.30%, 08/15/29(a)	13,465	13,583,336
4.45%, 08/15/52	21,357	17,787,993
4.55%, 08/15/31(a)	8,435	8,536,291
4.65%, 08/15/62	11,314	9,441,733
4.75%, 08/15/34(a)	15,942	15,882,866
4.80%, 05/15/30	6,852	7,056,403
4.95%, 05/15/33	10,323	10,503,721
5.40%, 08/15/54	26,254	25,231,029
5.55%, 08/15/64	23,773	22,854,109
5.60%, 05/15/53	18,228	18,009,366
5.75%, 05/15/63	12,602	12,544,579
Netflix Inc.
4.90%, 08/15/34	5,148	5,180,684
5.40%, 08/15/54	6,618	6,415,693
5.88%, 11/15/28	16,898	17,807,123
6.38%, 05/15/29(a)	10,969	11,814,126
Uber Technologies Inc.
4.30%, 01/15/30(a)	6,473	6,403,220
4.80%, 09/15/34	12,427	12,047,917
5.35%, 09/15/54(a)	9,296	8,478,183
		624,355,821
Iron & Steel — 0.0%
ArcelorMittal SA, 6.80%, 11/29/32(a)	5,936	6,365,701
Lodging — 0.3%
Las Vegas Sands Corp., 3.90%, 08/08/29	7,983	7,425,910
Marriott International Inc./MD
4.90%, 04/15/29(a)	5,376	5,422,074
5.30%, 05/15/34	6,852	6,752,938
5.35%, 03/15/35	7,172	7,042,362
5.50%, 04/15/37	10,605	10,319,828
Series FF, 4.63%, 06/15/30(a)	6,874	6,825,314
Series GG, 3.50%, 10/15/32	8,791	7,811,972
Series HH, 2.85%, 04/15/31	11,620	10,389,088
Sands China Ltd., 5.40%, 08/08/28	9,735	9,587,420
		71,576,906
Machinery — 0.7%
Caterpillar Financial Services Corp., 4.70%, 11/15/29(a)	5,274	5,369,121
Caterpillar Inc.
2.60%, 04/09/30(a)	9,573	8,871,568
3.25%, 09/19/49(a)	8,964	6,210,399
3.25%, 04/09/50(a)	5,690	3,924,025
3.80%, 08/15/42	10,683	8,710,720
5.20%, 05/27/41	6,108	5,981,994
Security	Par (000)	Value
Machinery (continued)
Deere & Co.
3.75%, 04/15/50(a)	$5,773	$4,470,507
3.90%, 06/09/42(a)	7,344	6,173,421
5.45%, 01/16/35	10,924	11,273,756
5.70%, 01/19/55	6,065	6,240,371
Ingersoll Rand Inc.
5.18%, 06/15/29(a)	7,581	7,728,057
5.45%, 06/15/34	5,964	6,009,896
5.70%, 08/14/33	6,138	6,294,569
John Deere Capital Corp.
4.40%, 09/08/31	9,705	9,687,749
4.50%, 01/16/29	11,745	11,857,373
4.70%, 06/10/30	3,801	3,865,437
4.85%, 06/11/29	8,251	8,451,672
4.90%, 03/07/31	8,004	8,181,734
4.95%, 07/14/28(a)	6,942	7,123,029
5.10%, 04/11/34(a)	6,487	6,566,389
5.15%, 09/08/33	7,298	7,450,389
Series 1, 5.05%, 06/12/34	7,835	7,893,990
Otis Worldwide Corp.
2.57%, 02/15/30	6,756	6,171,824
3.11%, 02/15/40(a)	7,090	5,321,821
3.36%, 02/15/50	5,444	3,652,874
5.25%, 08/16/28	5,128	5,266,886
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/28	7,620	7,636,710
		186,386,281
Manufacturing — 0.3%
3M Co.
2.38%, 08/26/29(a)	10,576	9,732,240
3.25%, 08/26/49	6,598	4,448,594
3.38%, 03/01/29(a)	5,957	5,733,411
4.00%, 09/14/48(a)	8,117	6,326,199
Eaton Corp.
4.15%, 03/15/33(a)	10,305	9,888,723
4.15%, 11/02/42	7,556	6,398,684
Illinois Tool Works Inc., 3.90%, 09/01/42	8,217	6,722,310
Parker-Hannifin Corp.
3.25%, 06/14/29	7,273	6,966,452
4.00%, 06/14/49	4,447	3,455,363
4.50%, 09/15/29	9,614	9,667,449
Teledyne Technologies Inc., 2.75%, 04/01/31	8,575	7,637,153
		76,976,578
Media — 3.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	4,834	4,381,631
2.30%, 02/01/32(a)	6,034	4,899,318
2.80%, 04/01/31(a)	8,831	7,659,822
3.50%, 06/01/41	11,306	7,682,874
3.50%, 03/01/42	10,140	6,801,838
3.70%, 04/01/51(a)	15,606	9,636,796
3.85%, 04/01/61	13,839	8,179,207
3.90%, 06/01/52	18,193	11,507,922
3.95%, 06/30/62(a)	10,430	6,231,957
4.40%, 04/01/33	8,228	7,441,654
4.40%, 12/01/61	10,798	6,999,417
4.80%, 03/01/50(a)	21,154	15,763,665
5.05%, 03/30/29	3,508	3,499,586

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
5.13%, 07/01/49(a)	$9,392	$7,290,066
5.25%, 04/01/53(a)	11,857	9,377,566
5.38%, 04/01/38(a)	6,063	5,440,754
5.38%, 05/01/47	18,915	15,303,151
5.50%, 04/01/63	7,405	5,821,574
5.75%, 04/01/48	18,591	15,869,772
6.10%, 06/01/29	6,108	6,301,498
6.38%, 10/23/35	16,321	16,518,323
6.48%, 10/23/45	26,632	24,761,001
6.55%, 06/01/34	7,778	8,019,723
6.65%, 02/01/34	5,576	5,783,643
Comcast Corp.
1.50%, 02/15/31(a)	14,464	12,168,978
1.95%, 01/15/31(a)	11,493	9,966,008
2.45%, 08/15/52(a)	12,184	6,541,781
2.65%, 02/01/30	10,593	9,808,801
2.65%, 08/15/62	10,274	5,315,222
2.80%, 01/15/51(a)	12,573	7,428,020
2.89%, 11/01/51(a)	38,109	22,910,041
2.94%, 11/01/56	47,520	27,556,073
2.99%, 11/01/63	31,972	17,908,275
3.20%, 07/15/36(a)	9,699	8,006,345
3.25%, 11/01/39	11,445	8,816,013
3.40%, 04/01/30(a)	9,875	9,408,151
3.40%, 07/15/46	12,149	8,544,253
3.45%, 02/01/50	14,366	9,696,352
3.75%, 04/01/40(a)	12,582	10,300,201
3.90%, 03/01/38	10,144	8,661,713
3.97%, 11/01/47	14,936	11,311,948
4.00%, 08/15/47	7,965	6,058,067
4.00%, 03/01/48	8,761	6,632,400
4.00%, 11/01/49	15,575	11,683,882
4.05%, 11/01/52	8,125	6,064,112
4.15%, 10/15/28	15,109	15,071,339
4.20%, 08/15/34(a)	8,844	8,276,200
4.25%, 10/15/30(a)	10,144	10,013,418
4.25%, 01/15/33	12,994	12,423,322
4.40%, 08/15/35(a)	6,867	6,448,605
4.55%, 01/15/29	5,667	5,725,975
4.60%, 10/15/38	8,385	7,655,020
4.60%, 08/15/45	7,459	6,323,848
4.65%, 02/15/33	8,638	8,474,775
4.70%, 10/15/48	15,533	13,181,532
4.80%, 05/15/33	6,961	6,863,000
4.95%, 10/15/58(a)	8,708	7,360,758
5.10%, 06/01/29	4,238	4,368,586
5.30%, 06/01/34	5,927	6,015,715
5.35%, 05/15/53(a)	12,716	11,665,436
5.50%, 11/15/32(a)	4,677	4,860,062
5.50%, 05/15/64(a)	11,616	10,672,162
5.65%, 06/15/35(a)	6,297	6,529,651
5.65%, 06/01/54(a)	9,100	8,743,649
7.05%, 03/15/33	3,796	4,288,712
Discovery Communications LLC
3.63%, 05/15/30	6,497	5,758,305
4.13%, 05/15/29	3,912	3,656,904
Fox Corp.
4.71%, 01/25/29	6,831	6,816,378
5.48%, 01/25/39	10,749	10,252,949
5.58%, 01/25/49	12,203	11,113,410
6.50%, 10/13/33	10,158	10,794,658
Security	Par (000)	Value
Media (continued)
Paramount Global
4.20%, 05/19/32(a)	$5,308	$4,753,675
4.38%, 03/15/43	8,277	5,950,266
4.95%, 01/15/31(a)	2,943	2,844,293
4.95%, 05/19/50	3,539	2,598,732
5.85%, 09/01/43	7,383	6,251,749
6.88%, 04/30/36(a)	7,318	7,327,134
7.88%, 07/30/30	1,924	2,105,383
Time Warner Cable Enterprises LLC, 8.38%, 07/15/33	8,045	9,129,406
Time Warner Cable LLC
4.50%, 09/15/42	8,483	6,370,382
5.50%, 09/01/41	8,986	7,662,865
5.88%, 11/15/40(a)	6,017	5,460,169
6.55%, 05/01/37	13,735	13,541,196
6.75%, 06/15/39	12,068	12,054,660
7.30%, 07/01/38(a)	12,179	12,674,123
TWDC Enterprises 18 Corp., 4.13%, 06/01/44	7,641	6,260,305
Walt Disney Co. (The)
2.00%, 09/01/29(a)	20,449	18,678,485
2.65%, 01/13/31(a)	16,823	15,342,309
2.75%, 09/01/49	21,638	13,354,580
3.50%, 05/13/40	16,259	13,154,469
3.60%, 01/13/51	21,808	15,818,202
3.80%, 03/22/30(a)	12,771	12,492,550
3.80%, 05/13/60	3,365	2,405,447
4.63%, 03/23/40(a)	7,420	6,942,873
4.70%, 03/23/50(a)	14,401	12,654,841
6.20%, 12/15/34(a)	7,863	8,664,729
6.40%, 12/15/35	5,954	6,608,635
6.65%, 11/15/37	9,922	11,187,249
		901,602,470
Mining — 0.9%
Barrick North America Finance LLC
5.70%, 05/30/41	6,107	5,970,715
5.75%, 05/01/43	6,628	6,507,084
Barrick PD Australia Finance Pty. Ltd., 5.95%, 10/15/39	6,845	6,936,335
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	6,288	5,232,621
4.90%, 02/28/33	7,208	7,125,308
5.00%, 02/21/30	10,597	10,804,261
5.00%, 09/30/43	16,896	15,587,727
5.13%, 02/21/32	6,763	6,830,745
5.25%, 09/08/30	5,529	5,705,955
5.25%, 09/08/33	8,651	8,733,536
5.30%, 02/21/35	12,085	12,131,652
5.50%, 09/08/53(a)	6,970	6,704,108
Freeport-McMoRan Inc., 5.45%, 03/15/43	13,337	12,321,498
Newmont Corp.
2.25%, 10/01/30	7,352	6,555,856
2.60%, 07/15/32(a)	6,375	5,567,036
4.88%, 03/15/42	6,571	5,948,910
6.25%, 10/01/39	7,487	8,027,677
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 03/15/34	9,144	9,298,094
Rio Tinto Alcan Inc., 6.13%, 12/15/33(a)	6,111	6,547,011
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51(a)	10,155	6,015,506
5.20%, 11/02/40	8,717	8,442,987
7.13%, 07/15/28	6,901	7,459,337

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
Rio Tinto Finance USA PLC
4.13%, 08/21/42	$5,659	$4,682,473
4.88%, 03/14/30	13,178	13,368,769
5.00%, 03/14/32	9,526	9,587,149
5.13%, 03/09/53(a)	8,590	7,752,193
5.25%, 03/14/35	13,958	13,999,300
5.75%, 03/14/55	12,818	12,630,459
5.88%, 03/14/65(a)	7,733	7,642,834
		244,117,136
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31(a)	9,006	8,135,167
Oil & Gas — 3.9%
BP Capital Markets America Inc.
1.75%, 08/10/30	8,715	7,557,268
2.72%, 01/12/32(a)	14,230	12,478,367
2.77%, 11/10/50(a)	14,263	8,445,024
2.94%, 06/04/51(a)	17,698	10,817,655
3.00%, 02/24/50	14,987	9,394,357
3.00%, 03/17/52(a)	10,931	6,699,763
3.06%, 06/17/41	11,602	8,332,432
3.38%, 02/08/61(a)	14,492	9,084,535
3.63%, 04/06/30(a)	13,460	12,879,980
3.94%, 09/21/28(a)	8,274	8,179,551
4.23%, 11/06/28	6,698	6,678,933
4.70%, 04/10/29(a)	6,306	6,382,299
4.81%, 02/13/33	16,737	16,406,320
4.89%, 09/11/33(a)	10,345	10,138,405
4.97%, 10/17/29(a)	8,940	9,135,734
4.99%, 04/10/34	7,024	6,914,612
5.23%, 11/17/34	14,555	14,507,510
BP Capital Markets PLC, 3.72%, 11/28/28(a)	7,120	6,973,602
Canadian Natural Resources Ltd.
4.95%, 06/01/47	4,084	3,326,855
5.00%, 12/15/29(a)(b)	6,773	6,731,005
5.40%, 12/15/34(a)(b)	5,501	5,317,974
6.25%, 03/15/38	8,842	8,872,600
Cenovus Energy Inc., 3.75%, 02/15/52(a)	3,641	2,367,725
Chevron Corp.
2.24%, 05/11/30	8,310	7,508,214
3.08%, 05/11/50	8,972	5,902,123
Chevron USA Inc.
2.34%, 08/12/50(a)	6,237	3,478,180
4.69%, 04/15/30	8,500	8,626,922
4.98%, 04/15/35	10,726	10,723,729
ConocoPhillips Co.
3.76%, 03/15/42	4,774	3,696,239
3.80%, 03/15/52(a)	9,994	7,116,026
4.03%, 03/15/62	12,805	8,930,604
4.30%, 11/15/44	5,689	4,591,726
4.70%, 01/15/30	6,869	6,921,687
5.00%, 01/15/35	7,573	7,434,616
5.05%, 09/15/33(a)	10,185	10,161,064
5.30%, 05/15/53(a)	9,561	8,575,089
5.50%, 01/15/55(a)	11,096	10,259,042
5.55%, 03/15/54(a)	7,780	7,247,223
6.50%, 02/01/39	10,344	11,251,467
Coterra Energy Inc.
5.40%, 02/15/35	6,314	6,091,095
5.90%, 02/15/55	5,407	4,865,647
Security	Par (000)	Value
Oil & Gas (continued)
Devon Energy Corp.
4.75%, 05/15/42	$6,005	$4,746,720
5.00%, 06/15/45(a)	6,943	5,523,686
5.20%, 09/15/34(a)	8,379	7,815,321
5.60%, 07/15/41(a)	8,959	7,865,036
5.75%, 09/15/54(a)	7,762	6,616,673
Diamondback Energy Inc.
3.13%, 03/24/31	12,276	11,038,206
3.50%, 12/01/29(a)	7,842	7,430,861
4.25%, 03/15/52(a)	5,851	4,244,630
5.15%, 01/30/30	5,187	5,257,025
5.40%, 04/18/34	9,274	9,064,471
5.55%, 04/01/35	11,353	11,147,394
5.75%, 04/18/54	9,599	8,586,154
5.90%, 04/18/64	7,852	6,957,151
6.25%, 03/15/33	8,982	9,327,648
EOG Resources Inc.
4.38%, 04/15/30	6,851	6,814,111
4.95%, 04/15/50	6,159	5,351,150
5.65%, 12/01/54(a)	7,952	7,518,383
EQT Corp., 5.75%, 02/01/34(a)	7,539	7,517,761
Equinor ASA
2.38%, 05/22/30	1,449	1,317,450
3.13%, 04/06/30(a)	3,707	3,504,424
3.25%, 11/18/49(a)	2,012	1,355,103
3.63%, 09/10/28(a)	2,778	2,743,655
3.70%, 04/06/50	1,709	1,251,022
3.95%, 05/15/43	1,649	1,329,194
4.80%, 11/08/43	1,854	1,665,404
5.10%, 08/17/40	1,661	1,597,896
Expand Energy Corp.
4.75%, 02/01/32	8,190	7,655,797
5.38%, 03/15/30	9,236	9,152,902
5.70%, 01/15/35	6,721	6,632,788
Exxon Mobil Corp.
2.44%, 08/16/29(a)	11,830	11,106,580
2.61%, 10/15/30(a)	7,801	7,164,381
3.00%, 08/16/39	7,059	5,401,771
3.10%, 08/16/49	12,519	8,254,527
3.45%, 04/15/51	22,290	15,540,873
3.48%, 03/19/30(a)	18,650	18,119,851
3.57%, 03/06/45	7,797	5,824,951
4.11%, 03/01/46	20,053	16,217,206
4.23%, 03/19/40	14,244	12,557,280
4.33%, 03/19/50(a)	20,887	17,045,413
Hess Corp.
5.60%, 02/15/41	8,920	8,746,287
6.00%, 01/15/40	6,330	6,609,097
Marathon Petroleum Corp.
4.75%, 09/15/44	5,307	4,247,819
5.15%, 03/01/30	10,529	10,596,720
5.70%, 03/01/35(a)	5,549	5,423,218
6.50%, 03/01/41	9,030	9,039,342
Occidental Petroleum Corp.
5.20%, 08/01/29	9,109	8,983,488
5.38%, 01/01/32	7,054	6,722,469
5.55%, 10/01/34(a)	9,657	8,990,301
6.05%, 10/01/54(a)	6,804	5,842,325
6.13%, 01/01/31	7,064	7,141,205
6.45%, 09/15/36	12,923	12,589,393
6.60%, 03/15/46	9,030	8,503,574

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
6.63%, 09/01/30	$15,577	$16,119,966
7.50%, 05/01/31(a)	5,146	5,493,020
8.88%, 07/15/30(a)	10,623	11,913,412
Phillips 66
2.15%, 12/15/30(a)	9,289	8,092,465
3.30%, 03/15/52(a)	8,400	5,142,475
4.65%, 11/15/34(a)	6,378	5,926,236
4.88%, 11/15/44	12,359	10,247,943
5.88%, 05/01/42	11,079	10,546,935
Phillips 66 Co.
5.25%, 06/15/31(a)	7,449	7,576,715
5.30%, 06/30/33(a)	5,528	5,461,750
Pioneer Natural Resources Co.
1.90%, 08/15/30	7,246	6,361,135
2.15%, 01/15/31	4,595	4,022,094
Shell Finance U.S. Inc.
2.38%, 11/07/29(a)	9,205	8,496,346
2.75%, 04/06/30(a)	7,432	6,885,385
3.25%, 04/06/50(a)	14,024	9,400,552
3.75%, 09/12/46	6,481	4,903,175
4.00%, 05/10/46	13,469	10,540,953
4.13%, 05/11/35(a)	8,174	7,624,021
4.38%, 05/11/45	18,557	15,438,058
4.55%, 08/12/43	7,147	6,157,980
Shell International Finance BV
3.00%, 11/26/51(a)	9,372	5,899,488
3.13%, 11/07/49	12,292	8,014,380
3.88%, 11/13/28(a)	8,768	8,709,768
5.50%, 03/25/40	8,886	8,859,739
6.38%, 12/15/38	19,566	21,420,962
Suncor Energy Inc.
3.75%, 03/04/51(a)	5,191	3,456,880
4.00%, 11/15/47	5,525	3,979,828
6.85%, 06/01/39	5,522	5,939,354
TotalEnergies Capital International SA
2.83%, 01/10/30(a)	10,218	9,596,812
2.99%, 06/29/41	5,314	3,815,908
3.13%, 05/29/50	19,149	12,432,622
3.39%, 06/29/60(a)	6,854	4,384,622
3.46%, 02/19/29(a)	9,586	9,363,006
3.46%, 07/12/49	8,794	6,141,964
TotalEnergies Capital SA
3.88%, 10/11/28	4,083	4,056,092
4.72%, 09/10/34(a)	5,226	5,112,232
5.15%, 04/05/34(a)	8,172	8,244,427
5.28%, 09/10/54	8,393	7,681,450
5.43%, 09/10/64	8,006	7,281,135
5.49%, 04/05/54(a)	14,476	13,598,996
5.64%, 04/05/64	10,103	9,510,883
Valero Energy Corp.
3.65%, 12/01/51(a)	7,740	5,017,749
6.63%, 06/15/37	8,335	8,654,243
Woodside Finance Ltd.
5.10%, 09/12/34	8,746	8,327,556
5.70%, 09/12/54(a)	4,985	4,375,307
		1,082,925,305
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40(a)	8,679	8,258,261
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.08%, 12/15/47	10,547	7,965,201
Security	Par (000)	Value
Oil & Gas Services (continued)
Halliburton Co.
2.92%, 03/01/30(a)	$7,032	$6,471,649
4.75%, 08/01/43	8,428	6,987,935
4.85%, 11/15/35	7,349	6,889,943
5.00%, 11/15/45(a)	14,754	12,566,138
6.70%, 09/15/38(a)	5,751	6,191,617
7.45%, 09/15/39(a)	7,799	8,833,186
		64,163,930
Packaging & Containers — 0.2%
Amcor Flexibles North America Inc.
2.69%, 05/25/31	7,589	6,721,214
5.50%, 03/17/35(a)(b)	6,948	6,922,618
Berry Global Inc.
5.65%, 01/15/34(a)	5,933	5,979,349
5.80%, 06/15/31	7,096	7,393,502
Smurfit Kappa Treasury ULC
5.20%, 01/15/30(b)	7,162	7,258,059
5.44%, 04/03/34(a)(b)	6,518	6,515,942
5.78%, 04/03/54(a)(b)	8,184	7,820,696
Smurfit Westrock Financing DAC, 5.42%, 01/15/35(a)(b)	7,860	7,862,231
WRKCo Inc., 4.90%, 03/15/29(a)	6,078	6,104,405
		62,578,016
Pharmaceuticals — 7.0%
AbbVie Inc.
3.20%, 11/21/29	39,968	38,083,505
4.05%, 11/21/39	30,280	26,205,741
4.25%, 11/14/28(a)	6,244	6,269,865
4.25%, 11/21/49	41,901	34,009,487
4.30%, 05/14/36(a)	8,000	7,447,138
4.40%, 11/06/42	19,139	16,646,559
4.45%, 05/14/46	16,938	14,413,369
4.50%, 05/14/35	17,915	17,157,806
4.55%, 03/15/35	11,200	10,767,938
4.70%, 05/14/45	21,021	18,597,665
4.75%, 03/15/45	8,183	7,294,214
4.80%, 03/15/29	11,717	11,941,833
4.85%, 06/15/44(a)	9,431	8,564,375
4.88%, 03/15/30	11,239	11,479,961
4.88%, 11/14/48	13,781	12,372,718
4.95%, 03/15/31(a)	12,566	12,858,822
5.05%, 03/15/34	20,593	20,743,039
5.20%, 03/15/35	10,389	10,520,557
5.35%, 03/15/44(a)	7,517	7,250,688
5.40%, 03/15/54	22,119	21,216,600
5.50%, 03/15/64	11,564	11,074,914
5.60%, 03/15/55	7,019	6,940,735
Astrazeneca Finance LLC
1.75%, 05/28/28	4,866	4,537,562
2.25%, 05/28/31(a)	5,080	4,503,130
4.85%, 02/26/29	12,245	12,503,006
4.90%, 02/26/31	7,949	8,151,893
5.00%, 02/26/34	11,108	11,214,426
AstraZeneca PLC
1.38%, 08/06/30	17,769	15,316,990
3.00%, 05/28/51(a)	6,400	4,187,839
4.00%, 01/17/29	9,178	9,119,967
4.00%, 09/18/42	6,297	5,262,597
4.38%, 11/16/45	8,193	7,047,134
4.38%, 08/17/48	5,714	4,842,562

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
6.45%, 09/15/37	$18,143	$20,223,133
Becton Dickinson & Co.
1.96%, 02/11/31	8,723	7,470,277
2.82%, 05/20/30	5,972	5,465,706
4.67%, 06/06/47(a)	12,571	10,644,780
4.69%, 12/15/44	8,418	7,232,156
Bristol-Myers Squibb Co.
1.45%, 11/13/30(a)	11,642	9,995,134
2.35%, 11/13/40(a)	6,113	4,124,507
2.55%, 11/13/50	12,494	7,159,589
2.95%, 03/15/32(a)	13,599	12,188,329
3.40%, 07/26/29(a)	11,943	11,542,144
3.55%, 03/15/42	7,984	6,206,820
3.70%, 03/15/52	14,100	10,117,456
3.90%, 03/15/62	7,765	5,463,035
4.13%, 06/15/39(a)	16,754	14,695,729
4.25%, 10/26/49	28,336	22,639,025
4.35%, 11/15/47	9,500	7,797,441
4.55%, 02/20/48	10,469	8,848,869
4.90%, 02/22/29(a)	10,208	10,454,984
5.10%, 02/22/31	11,342	11,683,784
5.20%, 02/22/34	12,355	12,516,795
5.55%, 02/22/54	20,972	20,183,950
5.65%, 02/22/64	12,721	12,239,317
5.75%, 02/01/31(a)	10,076	10,724,078
5.90%, 11/15/33(a)	5,675	6,049,681
6.25%, 11/15/53(a)	10,367	10,912,156
6.40%, 11/15/63	8,366	8,946,369
Cardinal Health Inc.
5.00%, 11/15/29	4,783	4,859,812
5.35%, 11/15/34	6,132	6,155,638
Cencora Inc., 2.70%, 03/15/31	8,634	7,710,814
CVS Health Corp.
1.75%, 08/21/30(a)	11,345	9,685,634
1.88%, 02/28/31	11,883	10,000,555
2.13%, 09/15/31(a)	8,202	6,898,926
3.25%, 08/15/29	14,444	13,599,422
3.75%, 04/01/30	6,751	6,423,789
4.78%, 03/25/38	37,080	33,437,376
5.00%, 01/30/29	9,043	9,136,153
5.05%, 03/25/48(a)	58,173	49,247,848
5.13%, 02/21/30(a)	7,027	7,106,333
5.13%, 07/20/45	25,487	22,092,330
5.25%, 01/30/31(a)	8,117	8,215,605
5.25%, 02/21/33	11,162	11,040,877
5.30%, 06/01/33(a)	9,395	9,322,627
5.30%, 12/05/43	6,414	5,714,836
5.40%, 06/01/29(a)	8,717	8,938,825
5.55%, 06/01/31(a)	7,639	7,845,643
5.63%, 02/21/53(a)	10,185	9,210,329
5.70%, 06/01/34(a)	9,798	9,953,342
5.88%, 06/01/53(a)	8,928	8,356,448
6.00%, 06/01/44(a)	6,681	6,454,672
6.00%, 06/01/63	5,976	5,557,930
6.05%, 06/01/54(a)	8,286	7,972,647
Eli Lilly & Co.
2.25%, 05/15/50	8,464	4,784,311
2.50%, 09/15/60(a)	7,491	4,088,330
3.38%, 03/15/29	6,170	6,021,581
3.95%, 03/15/49	6,583	5,245,695
4.20%, 08/14/29	11,024	11,063,687
Security	Par (000)	Value
Pharmaceuticals (continued)
4.50%, 02/09/29	$10,403	$10,566,099
4.60%, 08/14/34	5,912	5,811,980
4.70%, 02/27/33(a)	7,637	7,666,628
4.70%, 02/09/34(a)	13,249	13,132,727
4.75%, 02/12/30(a)	7,210	7,387,607
4.88%, 02/27/53	9,963	8,986,933
4.90%, 02/12/32(a)	6,779	6,946,334
4.95%, 02/27/63	3,962	3,554,250
5.00%, 02/09/54	9,149	8,448,721
5.05%, 08/14/54	9,811	9,133,209
5.10%, 02/12/35	11,880	12,081,956
5.10%, 02/09/64	11,245	10,290,269
5.20%, 08/14/64	5,721	5,341,230
5.50%, 02/12/55(a)	10,297	10,318,794
5.60%, 02/12/65	9,040	9,005,044
GlaxoSmithKline Capital Inc.
4.50%, 04/15/30	7,018	7,044,138
4.88%, 04/15/35	8,020	7,942,671
6.38%, 05/15/38	19,105	20,986,850
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29(a)	10,723	10,368,576
Johnson & Johnson
1.30%, 09/01/30(a)	16,166	14,012,817
2.10%, 09/01/40	6,932	4,726,312
2.25%, 09/01/50	10,043	5,797,199
2.45%, 09/01/60(a)	9,560	5,253,345
3.40%, 01/15/38	5,916	5,047,960
3.50%, 01/15/48	5,817	4,424,477
3.55%, 03/01/36	6,455	5,778,772
3.63%, 03/03/37	11,452	10,163,033
3.70%, 03/01/46	11,787	9,441,602
3.75%, 03/03/47(a)	9,424	7,486,343
4.38%, 12/05/33(a)	5,507	5,458,967
4.70%, 03/01/30	9,460	9,714,061
4.80%, 06/01/29(a)	9,812	10,101,377
4.85%, 03/01/32(a)	10,945	11,208,260
4.90%, 06/01/31	6,244	6,461,555
4.95%, 06/01/34(a)	6,815	7,009,146
5.00%, 03/01/35	15,830	16,134,610
5.25%, 06/01/54(a)	8,319	8,210,691
5.95%, 08/15/37	5,873	6,435,732
Merck & Co. Inc.
1.45%, 06/24/30	12,296	10,684,519
1.90%, 12/10/28(a)	11,207	10,406,614
2.15%, 12/10/31(a)	15,744	13,674,344
2.35%, 06/24/40	6,358	4,421,885
2.45%, 06/24/50	9,967	5,755,275
2.75%, 12/10/51(a)	15,312	9,324,706
2.90%, 12/10/61	15,112	8,687,180
3.40%, 03/07/29	6,242	6,071,668
3.70%, 02/10/45	14,036	10,927,826
3.90%, 03/07/39	4,685	4,054,266
4.00%, 03/07/49	9,543	7,527,210
4.15%, 05/18/43	9,961	8,373,795
4.30%, 05/17/30(a)	5,443	5,464,461
4.50%, 05/17/33(a)	9,191	9,102,049
4.90%, 05/17/44	6,048	5,601,045
5.00%, 05/17/53(a)	13,355	12,149,177
5.15%, 05/17/63	7,589	6,901,821
Mylan Inc., 5.20%, 04/15/48	5,095	3,768,146

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Novartis Capital Corp.
2.20%, 08/14/30	$11,922	$10,772,325
2.75%, 08/14/50(a)	10,506	6,639,613
3.80%, 09/18/29(a)	5,814	5,744,716
4.00%, 09/18/31(a)	5,302	5,191,777
4.00%, 11/20/45	10,771	8,839,546
4.20%, 09/18/34(a)	10,938	10,445,407
4.40%, 05/06/44	12,682	11,142,691
4.70%, 09/18/54(a)	5,273	4,671,083
Pfizer Inc.
1.70%, 05/28/30	8,790	7,710,378
1.75%, 08/18/31(a)	11,410	9,777,780
2.55%, 05/28/40	9,295	6,503,422
2.63%, 04/01/30	11,894	10,964,128
2.70%, 05/28/50(a)	10,107	6,129,410
3.45%, 03/15/29(a)	9,666	9,429,371
3.60%, 09/15/28(a)	5,916	5,845,550
3.90%, 03/15/39	7,778	6,659,266
4.00%, 12/15/36(a)	6,940	6,273,333
4.00%, 03/15/49	7,708	5,971,008
4.13%, 12/15/46	7,914	6,356,739
4.20%, 09/15/48(a)	7,340	5,919,992
4.30%, 06/15/43	6,377	5,404,492
4.40%, 05/15/44(a)	9,287	7,985,220
7.20%, 03/15/39	19,505	22,740,743
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28(a)	5,649	5,687,192
4.65%, 05/19/30	15,731	15,914,411
4.75%, 05/19/33	35,543	35,067,747
5.11%, 05/19/43(a)	22,989	21,503,191
5.30%, 05/19/53(a)	45,237	41,866,653
5.34%, 05/19/63	30,505	27,638,656
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	13,806	12,278,305
3.03%, 07/09/40(a)	13,816	10,129,672
3.18%, 07/09/50	15,636	10,025,142
3.38%, 07/09/60(a)	8,668	5,435,008
5.00%, 11/26/28(a)	12,268	12,491,760
5.30%, 07/05/34	6,821	6,868,869
5.65%, 07/05/44(a)	6,243	6,086,020
Utah Acquisition Sub Inc., 5.25%, 06/15/46(a)	6,820	5,174,879
Viatris Inc.
2.70%, 06/22/30	8,542	7,395,764
3.85%, 06/22/40(a)	8,118	5,692,304
4.00%, 06/22/50	13,360	8,398,365
Wyeth LLC
5.95%, 04/01/37	16,529	17,404,606
6.50%, 02/01/34	6,347	6,990,589
Zoetis Inc.
2.00%, 05/15/30	8,503	7,541,881
4.70%, 02/01/43(a)	8,770	7,879,470
5.60%, 11/16/32	4,096	4,284,980
		1,949,861,610
Pipelines — 4.0%
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	9,645	9,209,056
Cheniere Energy Inc.
4.63%, 10/15/28	8,579	8,483,573
5.65%, 04/15/34	12,781	12,726,556
Cheniere Energy Partners LP
3.25%, 01/31/32	7,817	6,848,482
Security	Par (000)	Value
Pipelines (continued)
4.00%, 03/01/31	$6,491	$5,970,883
4.50%, 10/01/29	7,824	7,665,095
5.75%, 08/15/34	9,187	9,208,697
5.95%, 06/30/33	10,689	10,887,796
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	5,531	5,192,195
Enbridge Inc.
2.50%, 08/01/33	6,404	5,199,286
3.13%, 11/15/29	11,544	10,773,780
3.40%, 08/01/51	8,319	5,372,448
5.30%, 04/05/29	9,578	9,801,347
5.50%, 12/01/46	3,976	3,650,294
5.63%, 04/05/34(a)	8,069	8,147,290
5.70%, 03/08/33(a)	16,573	16,899,607
5.95%, 04/05/54(a)	6,459	6,227,447
6.00%, 11/15/28	4,586	4,796,742
6.20%, 11/15/30(a)	6,394	6,769,905
6.70%, 11/15/53	9,300	9,756,493
Energy Transfer LP
3.75%, 05/15/30(a)	12,810	12,099,664
4.95%, 05/15/28(a)	2,174	2,190,024
4.95%, 06/15/28	6,095	6,151,444
5.00%, 05/15/50	15,183	12,115,436
5.15%, 03/15/45	8,171	6,834,380
5.25%, 04/15/29	10,777	10,906,050
5.25%, 07/01/29(a)	8,513	8,589,787
5.30%, 04/15/47	7,833	6,618,850
5.35%, 05/15/45	6,461	5,531,139
5.40%, 10/01/47	12,262	10,477,631
5.55%, 05/15/34	9,318	9,150,913
5.60%, 09/01/34	10,362	10,223,307
5.70%, 04/01/35	3,797	3,744,825
5.75%, 02/15/33	12,038	12,182,999
5.95%, 05/15/54	12,996	11,781,317
6.00%, 06/15/48	8,831	8,126,800
6.05%, 09/01/54	10,221	9,326,777
6.13%, 12/15/45	7,247	6,831,248
6.20%, 04/01/55	6,213	5,824,376
6.25%, 04/15/49	12,080	11,404,006
6.40%, 12/01/30	10,125	10,760,063
6.50%, 02/01/42	7,858	7,802,178
6.55%, 12/01/33	12,430	13,090,319
Enterprise Products Operating LLC
2.80%, 01/31/30(a)	10,402	9,693,296
3.13%, 07/31/29	7,453	7,104,322
3.20%, 02/15/52	8,715	5,532,673
3.30%, 02/15/53(a)	8,587	5,521,240
3.70%, 01/31/51(a)	5,717	4,021,193
3.95%, 01/31/60(a)	9,055	6,389,218
4.15%, 10/16/28(a)	4,887	4,860,657
4.20%, 01/31/50	9,664	7,444,406
4.25%, 02/15/48	9,540	7,526,652
4.45%, 02/15/43(a)	8,177	6,871,653
4.80%, 02/01/49	9,660	8,190,870
4.85%, 01/31/34(a)	7,055	6,914,093
4.85%, 08/15/42	4,869	4,333,526
4.85%, 03/15/44	10,444	9,239,355
4.90%, 05/15/46	8,331	7,342,164
4.95%, 02/15/35(a)	8,899	8,717,552
5.10%, 02/15/45	9,401	8,528,939
5.35%, 01/31/33	7,555	7,706,336

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
5.55%, 02/16/55(a)	$11,306	$10,558,586
5.95%, 02/01/41	6,256	6,325,678
Kinder Morgan Energy Partners LP
5.50%, 03/01/44	5,434	4,936,005
6.95%, 01/15/38	8,537	9,208,378
Kinder Morgan Inc.
2.00%, 02/15/31(a)	12,007	10,224,920
3.60%, 02/15/51(a)	8,080	5,324,977
4.80%, 02/01/33	3,881	3,724,074
5.00%, 02/01/29	8,672	8,749,550
5.05%, 02/15/46	5,253	4,470,393
5.15%, 06/01/30	1,815	1,830,841
5.20%, 06/01/33	11,406	11,219,316
5.20%, 03/01/48	5,824	5,001,403
5.30%, 12/01/34	5,397	5,243,864
5.40%, 02/01/34(a)	7,032	6,949,343
5.45%, 08/01/52(a)	3,709	3,298,112
5.55%, 06/01/45(a)	12,573	11,482,099
5.85%, 06/01/35	1,155	1,168,828
5.95%, 08/01/54	5,259	4,987,856
7.75%, 01/15/32	8,145	9,219,416
MPLX LP
2.65%, 08/15/30	10,407	9,308,063
4.50%, 04/15/38	13,783	11,813,994
4.70%, 04/15/48	11,300	8,850,823
4.80%, 02/15/29	5,431	5,432,965
4.95%, 09/01/32(a)	7,226	7,003,175
4.95%, 03/14/52	11,244	9,020,361
5.00%, 03/01/33	5,779	5,569,476
5.20%, 03/01/47	7,795	6,635,310
5.40%, 04/01/35	9,853	9,558,389
5.50%, 06/01/34	11,609	11,399,575
5.50%, 02/15/49	11,265	9,894,114
5.95%, 04/01/55	8,619	7,899,424
ONEOK Inc.
3.10%, 03/15/30	6,526	6,021,418
3.95%, 03/01/50	6,097	4,179,889
4.55%, 07/15/28(a)	3,052	3,049,941
4.75%, 10/15/31(a)	9,205	8,966,922
5.05%, 11/01/34	11,968	11,321,663
5.20%, 07/15/48	6,829	5,735,072
5.65%, 11/01/28	4,398	4,530,823
5.70%, 11/01/54(a)	11,590	10,294,352
5.85%, 11/01/64(a)	6,398	5,680,228
6.05%, 09/01/33	11,080	11,355,410
6.10%, 11/15/32	5,535	5,739,863
6.63%, 09/01/53	13,119	13,063,236
Plains All American Pipeline LP, 5.95%, 06/15/35	7,704	7,711,709
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29(a)	4,688	4,436,091
3.80%, 09/15/30(a)	6,218	5,857,717
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30(a)	16,472	16,239,898
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/29(b)	5,953	5,899,073
5.58%, 10/01/34(b)	10,385	10,032,875
Targa Resources Corp.
4.20%, 02/01/33	3,900	3,554,910
4.95%, 04/15/52	6,470	5,210,792
Security	Par (000)	Value
Pipelines (continued)
5.50%, 02/15/35	$8,874	$8,641,714
5.55%, 08/15/35	11,691	11,402,536
6.13%, 03/15/33(a)	5,253	5,388,673
6.13%, 05/15/55	7,650	7,204,037
6.15%, 03/01/29	6,095	6,346,465
6.50%, 03/30/34	8,198	8,605,104
6.50%, 02/15/53(a)	6,625	6,587,010
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/32	6,525	5,960,337
4.88%, 02/01/31	8,822	8,567,632
5.50%, 03/01/30	7,768	7,773,532
TransCanada PipeLines Ltd.
4.10%, 04/15/30(a)	16,040	15,471,741
4.25%, 05/15/28	1,472	1,460,009
4.63%, 03/01/34	7,147	6,704,809
5.10%, 03/15/49(a)	6,135	5,470,643
6.10%, 06/01/40	4,432	4,493,136
6.20%, 10/15/37	9,646	9,870,927
7.63%, 01/15/39	7,623	8,737,955
Western Midstream Operating LP
4.05%, 02/01/30	10,806	10,255,831
5.25%, 02/01/50	8,909	7,126,398
5.45%, 11/15/34	5,670	5,385,852
6.15%, 04/01/33	4,908	4,954,542
Williams Companies Inc. (The)
2.60%, 03/15/31(a)	14,776	13,021,511
3.50%, 11/15/30(a)	9,420	8,809,317
4.65%, 08/15/32	5,552	5,341,242
4.85%, 03/01/48	4,540	3,778,241
4.90%, 03/15/29	8,976	9,058,405
5.10%, 09/15/45	8,284	7,240,200
5.15%, 03/15/34	7,436	7,271,231
5.30%, 08/15/28	4,406	4,501,405
5.30%, 08/15/52	7,171	6,345,589
5.60%, 03/15/35	9,316	9,375,471
5.65%, 03/15/33	6,425	6,564,406
5.80%, 11/15/54	6,064	5,755,278
6.30%, 04/15/40(a)	8,150	8,454,204
		1,118,405,223
Real Estate — 0.0%
CBRE Services Inc., 5.95%, 08/15/34	5,700	5,880,811
Real Estate Investment Trusts — 1.8%
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33(a)	8,473	6,587,051
2.00%, 05/18/32(a)	7,536	6,087,603
2.95%, 03/15/34	5,887	4,841,214
3.00%, 05/18/51(a)	7,607	4,520,400
3.38%, 08/15/31	7,077	6,428,661
3.55%, 03/15/52	9,661	6,349,548
American Tower Corp.
1.88%, 10/15/30	13,252	11,399,761
2.10%, 06/15/30	11,875	10,464,828
2.90%, 01/15/30	13,362	12,366,945
2.95%, 01/15/51(a)	4,404	2,736,859
3.10%, 06/15/50(a)	4,401	2,815,515
3.80%, 08/15/29	8,783	8,480,351
5.55%, 07/15/33	5,253	5,373,559
5.65%, 03/15/33(a)	4,785	4,939,555
5.80%, 11/15/28	5,768	6,005,084

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.90%, 11/15/33(a)	$5,814	$6,086,823
Boston Properties LP
2.45%, 10/01/33(a)	8,314	6,499,528
2.55%, 04/01/32	5,488	4,517,637
3.25%, 01/30/31(a)	12,354	11,120,547
3.40%, 06/21/29(a)	6,163	5,777,787
4.50%, 12/01/28	5,114	5,032,189
5.75%, 01/15/35(a)	8,215	8,087,164
6.50%, 01/15/34(a)	6,523	6,836,593
Brixmor Operating Partnership LP
4.05%, 07/01/30(a)	8,263	7,936,653
4.13%, 05/15/29	5,805	5,646,194
Crown Castle Inc.
2.10%, 04/01/31	12,921	10,961,765
2.25%, 01/15/31	11,138	9,595,220
2.50%, 07/15/31	7,518	6,476,514
2.90%, 04/01/41	6,255	4,375,770
3.25%, 01/15/51(a)	5,801	3,693,711
3.30%, 07/01/30	8,651	8,001,920
5.10%, 05/01/33	5,138	5,020,874
5.60%, 06/01/29	5,218	5,358,456
5.80%, 03/01/34	6,313	6,450,449
Digital Realty Trust LP, 3.60%, 07/01/29	8,671	8,349,123
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	4,117	4,189,827
Equinix Inc.
2.15%, 07/15/30	10,516	9,272,495
2.50%, 05/15/31	7,942	6,952,821
3.20%, 11/18/29(a)	6,724	6,325,317
3.90%, 04/15/32	10,217	9,522,704
ERP Operating LP, 4.50%, 07/01/44(a)	5,672	4,830,531
Extra Space Storage LP, 5.50%, 07/01/30	6,379	6,551,701
GLP Capital LP/GLP Financing II Inc.
3.25%, 01/15/32	5,352	4,614,687
5.30%, 01/15/29	3,782	3,783,905
5.63%, 09/15/34	5,045	4,941,730
Healthcare Realty Holdings LP, 2.00%, 03/15/31	9,848	8,309,907
Healthpeak OP LLC
3.00%, 01/15/30	6,461	5,984,243
5.25%, 12/15/32	7,582	7,597,823
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30	9,062	8,275,678
Prologis LP
1.25%, 10/15/30(a)	9,804	8,298,403
2.25%, 04/15/30	5,818	5,236,380
4.75%, 06/15/33	3,434	3,369,075
4.88%, 06/15/28(a)	2,522	2,567,378
5.00%, 03/15/34	8,284	8,201,227
5.13%, 01/15/34(a)	7,109	7,109,739
5.25%, 06/15/53(a)	7,338	6,796,972
5.25%, 03/15/54	8,421	7,776,297
Public Storage Operating Co., 5.35%, 08/01/53	8,235	7,792,224
Realty Income Corp.
3.25%, 01/15/31	7,046	6,520,705
5.13%, 02/15/34(a)	8,581	8,525,102
5.63%, 10/13/32(a)	5,930	6,123,387
Simon Property Group LP
2.45%, 09/13/29	11,104	10,207,612
2.65%, 07/15/30	6,601	6,014,621
3.25%, 09/13/49(a)	9,207	6,053,461
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.80%, 07/15/50	$4,935	$3,580,564
4.75%, 09/26/34	5,689	5,431,706
Ventas Realty LP, 4.40%, 01/15/29(a)	6,806	6,748,795
VICI Properties LP
4.95%, 02/15/30(a)	5,540	5,510,204
5.13%, 11/15/31	9,974	9,869,351
5.13%, 05/15/32	6,710	6,568,350
5.63%, 04/01/35(a)	2,475	2,445,350
5.63%, 05/15/52	4,430	3,964,575
Welltower OP LLC
2.80%, 06/01/31	6,123	5,506,101
3.10%, 01/15/30(a)	10,933	10,274,716
Weyerhaeuser Co.
4.00%, 11/15/29	8,113	7,893,015
4.00%, 04/15/30	5,625	5,445,674
		500,206,204
Retail — 2.8%
AutoZone Inc.
4.00%, 04/15/30(a)	9,880	9,595,442
4.75%, 08/01/32(a)	4,120	4,053,505
Costco Wholesale Corp.
1.60%, 04/20/30(a)	13,446	11,914,396
1.75%, 04/20/32(a)	6,236	5,269,897
Dollar General Corp.
3.50%, 04/03/30(a)	7,406	6,949,015
5.45%, 07/05/33(a)	5,428	5,467,967
Dollar Tree Inc., 2.65%, 12/01/31(a)	8,892	7,701,334
Home Depot Inc. (The)
1.38%, 03/15/31	15,687	13,175,078
1.50%, 09/15/28(a)	12,261	11,291,184
1.88%, 09/15/31(a)	13,563	11,594,827
2.38%, 03/15/51	10,919	6,103,470
2.70%, 04/15/30	11,411	10,582,949
2.75%, 09/15/51	8,191	4,964,228
2.95%, 06/15/29(a)	18,137	17,270,470
3.13%, 12/15/49	11,594	7,707,669
3.25%, 04/15/32	6,463	5,911,515
3.30%, 04/15/40	8,813	6,962,014
3.35%, 04/15/50	11,069	7,662,389
3.50%, 09/15/56	4,231	2,904,079
3.63%, 04/15/52	11,525	8,298,976
3.90%, 12/06/28	6,767	6,730,772
3.90%, 06/15/47	8,912	6,930,850
4.20%, 04/01/43	9,248	7,755,050
4.25%, 04/01/46	12,862	10,644,509
4.40%, 03/15/45	9,135	7,754,754
4.50%, 09/15/32(a)	6,575	6,540,160
4.50%, 12/06/48	9,708	8,199,225
4.75%, 06/25/29	9,117	9,302,131
4.85%, 06/25/31(a)	6,452	6,576,862
4.88%, 02/15/44	6,918	6,304,070
4.90%, 04/15/29(a)	5,216	5,352,321
4.95%, 06/25/34	10,209	10,256,299
4.95%, 09/15/52	8,163	7,337,508
5.30%, 06/25/54	11,997	11,338,749
5.88%, 12/16/36	22,080	23,439,845
5.95%, 04/01/41(a)	8,776	9,164,546
Lowe's Companies Inc.
1.70%, 09/15/28	7,287	6,672,135
1.70%, 10/15/30(a)	14,617	12,542,884
2.63%, 04/01/31(a)	13,831	12,330,040

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
2.80%, 09/15/41	$9,061	$6,133,642
3.00%, 10/15/50(a)	12,950	7,895,552
3.65%, 04/05/29(a)	11,921	11,558,932
3.70%, 04/15/46	10,541	7,634,145
3.75%, 04/01/32	12,291	11,422,657
4.05%, 05/03/47(a)	12,227	9,284,344
4.25%, 04/01/52(a)	10,392	7,908,643
4.45%, 04/01/62	8,459	6,405,656
4.50%, 04/15/30(a)	9,758	9,709,317
5.00%, 04/15/33(a)	8,016	7,978,324
5.15%, 07/01/33(a)	6,183	6,205,992
5.63%, 04/15/53(a)	11,212	10,456,923
5.80%, 09/15/62	6,599	6,211,206
McDonald's Corp.
2.13%, 03/01/30	14,922	13,440,875
2.63%, 09/01/29	9,171	8,570,974
3.60%, 07/01/30	5,241	5,037,184
3.63%, 09/01/49(a)	12,134	8,701,295
4.20%, 04/01/50	5,991	4,714,226
4.45%, 03/01/47	8,829	7,335,009
4.45%, 09/01/48	7,252	5,996,988
4.60%, 09/09/32(a)	5,074	5,048,705
4.70%, 12/09/35	6,222	6,027,986
4.88%, 12/09/45	12,941	11,498,068
4.95%, 03/03/35(a)	4,292	4,255,096
5.15%, 09/09/52(a)	7,459	6,770,977
5.45%, 08/14/53(a)	5,464	5,183,601
6.30%, 10/15/37	5,745	6,253,230
6.30%, 03/01/38	5,773	6,210,076
O'Reilly Automotive Inc., 4.70%, 06/15/32	5,504	5,394,027
Starbucks Corp.
2.25%, 03/12/30(a)	11,541	10,345,032
2.55%, 11/15/30	8,700	7,797,958
3.00%, 02/14/32(a)	5,503	4,897,459
3.50%, 11/15/50(a)	10,288	6,858,045
3.55%, 08/15/29(a)	12,320	11,879,226
4.00%, 11/15/28	5,387	5,311,963
4.45%, 08/15/49	6,796	5,417,125
4.50%, 11/15/48	10,192	8,227,859
Target Corp.
2.35%, 02/15/30(a)	7,654	6,997,994
2.95%, 01/15/52(a)	8,038	5,026,026
3.38%, 04/15/29(a)	11,032	10,714,048
4.00%, 07/01/42(a)	7,195	5,969,549
4.50%, 09/15/32(a)	4,851	4,773,285
4.50%, 09/15/34(a)	7,525	7,212,744
4.80%, 01/15/53(a)	8,247	7,194,258
5.00%, 04/15/35(a)	8,162	8,069,167
Walmart Inc.
2.50%, 09/22/41(a)	9,866	6,912,800
2.65%, 09/22/51(a)	9,358	5,787,822
3.70%, 06/26/28	6,251	6,230,048
4.05%, 06/29/48	12,175	10,004,003
4.10%, 04/15/33(a)	11,253	10,963,885
4.15%, 09/09/32(a)	10,916	10,755,028
4.35%, 04/28/30	5,145	5,205,825
4.50%, 09/09/52	9,532	8,299,486
4.50%, 04/15/53(a)	7,994	6,976,775
4.90%, 04/28/35	7,808	7,902,572
5.25%, 09/01/35(a)	9,232	9,620,960
6.20%, 04/15/38	6,597	7,330,463
Security	Par (000)	Value
Retail (continued)
6.50%, 08/15/37	$8,212	$9,359,942
		781,838,111
Semiconductors — 3.2%
Analog Devices Inc.
1.70%, 10/01/28	9,693	8,922,797
2.10%, 10/01/31	9,840	8,490,529
2.80%, 10/01/41(a)	7,047	5,032,847
2.95%, 10/01/51(a)	6,585	4,168,040
Applied Materials Inc.
1.75%, 06/01/30	7,825	6,896,107
2.75%, 06/01/50(a)	6,210	3,831,125
4.35%, 04/01/47	5,054	4,244,470
Broadcom Inc.
2.45%, 02/15/31(b)	26,608	23,502,032
2.60%, 02/15/33(a)(b)	15,644	13,166,344
3.14%, 11/15/35(b)	26,863	22,207,470
3.19%, 11/15/36(b)	23,311	18,995,588
3.42%, 04/15/33(b)	14,965	13,325,563
3.47%, 04/15/34(b)	24,120	21,169,256
3.50%, 02/15/41(b)	19,470	15,066,569
3.75%, 02/15/51(a)(b)	13,122	9,578,678
4.00%, 04/15/29(b)	11,716	11,475,869
4.11%, 09/15/28(a)	5,466	5,419,402
4.15%, 11/15/30	11,609	11,298,464
4.15%, 04/15/32(a)(b)	9,150	8,687,296
4.30%, 11/15/32	12,914	12,326,634
4.35%, 02/15/30	10,266	10,137,775
4.75%, 04/15/29	7,794	7,860,052
4.80%, 10/15/34	13,238	12,862,491
4.93%, 05/15/37(b)	18,858	18,028,769
5.05%, 07/12/29	11,534	11,749,770
5.05%, 04/15/30	10,329	10,518,069
5.15%, 11/15/31(a)	7,991	8,137,410
5.20%, 04/15/32	11,577	11,763,680
Series ., 4.55%, 02/15/32	8,584	8,415,196
Intel Corp.
1.60%, 08/12/28	5,112	4,635,955
2.00%, 08/12/31	10,243	8,558,897
2.45%, 11/15/29	14,220	12,807,547
2.80%, 08/12/41	5,306	3,415,823
3.05%, 08/12/51	10,590	6,059,038
3.10%, 02/15/60	8,150	4,353,135
3.20%, 08/12/61	5,840	3,172,508
3.25%, 11/15/49	16,337	9,978,890
3.73%, 12/08/47	15,100	10,276,036
3.90%, 03/25/30	10,560	10,072,972
4.00%, 08/05/29	4,461	4,314,540
4.00%, 12/15/32(a)	5,106	4,643,349
4.10%, 05/19/46	9,487	6,836,952
4.10%, 05/11/47	7,527	5,407,782
4.15%, 08/05/32	6,496	5,976,074
4.60%, 03/25/40(a)	4,801	4,070,789
4.75%, 03/25/50(a)	16,055	12,560,607
4.80%, 10/01/41(a)	5,194	4,312,456
4.90%, 07/29/45(a)	5,365	4,391,777
4.90%, 08/05/52	12,215	9,693,179
4.95%, 03/25/60(a)	8,160	6,316,700
5.05%, 08/05/62(a)	4,764	3,730,936
5.13%, 02/10/30(a)	8,923	9,000,677
5.15%, 02/21/34(a)	6,255	6,086,293
5.20%, 02/10/33(a)	15,989	15,676,020

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
5.60%, 02/21/54(a)	$8,156	$7,182,740
5.63%, 02/10/43(a)	6,783	6,229,187
5.70%, 02/10/53	14,716	13,125,689
5.90%, 02/10/63(a)	9,285	8,366,474
KLA Corp.
3.30%, 03/01/50	6,267	4,252,995
4.10%, 03/15/29(a)	6,062	6,021,176
4.65%, 07/15/32	5,600	5,552,931
4.95%, 07/15/52(a)	11,002	9,858,713
5.25%, 07/15/62	7,393	6,762,811
Lam Research Corp.
1.90%, 06/15/30	10,938	9,700,948
2.88%, 06/15/50(a)	6,421	4,079,013
4.00%, 03/15/29	5,292	5,246,549
4.88%, 03/15/49(a)	5,909	5,268,625
Marvell Technology Inc., 2.95%, 04/15/31(a)	9,791	8,783,733
Microchip Technology Inc.
5.05%, 03/15/29	10,275	10,283,488
5.05%, 02/15/30	6,282	6,249,484
Micron Technology Inc.
2.70%, 04/15/32	5,449	4,614,328
4.66%, 02/15/30	10,164	9,997,555
5.30%, 01/15/31	8,746	8,780,780
5.80%, 01/15/35	5,699	5,662,021
5.88%, 02/09/33	6,977	7,109,733
5.88%, 09/15/33	8,940	9,126,871
6.05%, 11/01/35	4,934	4,997,278
6.75%, 11/01/29	8,299	8,862,931
NVIDIA Corp.
1.55%, 06/15/28	8,089	7,529,500
2.00%, 06/15/31(a)	9,956	8,770,223
2.85%, 04/01/30(a)	15,985	15,064,355
3.50%, 04/01/40(a)	7,878	6,526,472
3.50%, 04/01/50(a)	13,718	10,144,071
NXP BV/NXP Funding LLC/NXP USA Inc.
2.50%, 05/11/31(a)	13,301	11,478,904
2.65%, 02/15/32(a)	10,870	9,156,941
3.25%, 05/11/41	6,492	4,588,111
3.40%, 05/01/30	11,627	10,768,162
4.30%, 06/18/29	6,181	6,041,327
5.00%, 01/15/33(a)	5,553	5,367,400
Qualcomm Inc.
1.30%, 05/20/28	440	405,154
1.65%, 05/20/32	10,180	8,344,542
2.15%, 05/20/30	7,647	6,899,767
3.25%, 05/20/50(a)	6,908	4,648,035
4.30%, 05/20/47	11,123	9,149,191
4.50%, 05/20/52	8,009	6,613,443
4.65%, 05/20/35(a)	7,283	7,158,845
4.80%, 05/20/45	12,482	11,200,720
6.00%, 05/20/53	9,596	9,904,584
Texas Instruments Inc.
1.75%, 05/04/30	5,819	5,147,002
2.25%, 09/04/29	4,182	3,855,240
3.88%, 03/15/39	6,048	5,270,423
4.15%, 05/15/48	13,050	10,580,910
4.90%, 03/14/33	5,198	5,254,957
5.05%, 05/18/63	11,039	9,859,450
5.15%, 02/08/54	7,332	6,796,445
Xilinx Inc., 2.38%, 06/01/30	160	145,385
		886,412,836
Security	Par (000)	Value
Software — 3.5%
Adobe Inc.
2.30%, 02/01/30(a)	$12,674	$11,660,366
4.80%, 04/04/29	4,881	5,009,208
4.95%, 04/04/34(a)	4,878	4,923,282
AppLovin Corp.
5.13%, 12/01/29	2,992	3,016,630
5.38%, 12/01/31	2,817	2,842,527
5.50%, 12/01/34	3,581	3,570,620
Autodesk Inc., 2.40%, 12/15/31	9,355	8,085,002
Broadridge Financial Solutions Inc.
2.60%, 05/01/31	10,402	9,141,372
2.90%, 12/01/29	4,449	4,134,726
Cadence Design Systems Inc.
4.30%, 09/10/29	4,491	4,482,964
4.70%, 09/10/34	7,365	7,215,937
Fidelity National Information Services Inc.
2.25%, 03/01/31(a)	9,137	7,912,520
3.10%, 03/01/41	6,758	4,811,087
5.10%, 07/15/32(a)	4,325	4,329,299
Fiserv Inc.
2.65%, 06/01/30(a)	13,367	12,071,793
3.50%, 07/01/29	22,785	21,714,909
4.20%, 10/01/28	6,099	6,040,597
4.40%, 07/01/49	13,864	10,930,550
4.75%, 03/15/30(a)	6,268	6,261,256
5.15%, 08/12/34(a)	9,142	8,976,833
5.45%, 03/15/34	6,421	6,438,776
5.60%, 03/02/33	7,488	7,627,037
5.63%, 08/21/33	6,510	6,627,230
Intuit Inc.
5.13%, 09/15/28	6,687	6,915,780
5.20%, 09/15/33	6,315	6,477,729
5.50%, 09/15/53(a)	7,171	7,006,811
Microsoft Corp.
2.50%, 09/15/50	6,963	4,245,453
2.53%, 06/01/50(a)	49,224	30,274,389
2.68%, 06/01/60	28,694	16,940,008
2.92%, 03/17/52	46,332	30,708,340
3.04%, 03/17/62	15,175	9,732,888
3.45%, 08/08/36	9,715	8,669,180
3.50%, 02/12/35(a)	16,156	14,993,734
3.70%, 08/08/46	14,609	11,777,314
4.10%, 02/06/37	4,745	4,501,180
4.25%, 02/06/47(a)	11,266	10,092,748
4.45%, 11/03/45	9,830	8,935,739
4.50%, 02/06/57	8,100	7,224,487
Oracle Corp.
2.88%, 03/25/31	24,037	21,608,576
2.95%, 04/01/30(a)	20,183	18,652,481
3.60%, 04/01/40	23,119	17,970,507
3.60%, 04/01/50	34,119	23,204,943
3.65%, 03/25/41	14,468	11,037,821
3.80%, 11/15/37	13,682	11,391,500
3.85%, 07/15/36(a)	9,716	8,352,367
3.85%, 04/01/60	27,093	18,138,457
3.90%, 05/15/35	10,531	9,330,564
3.95%, 03/25/51	24,252	17,434,220
4.00%, 07/15/46	22,427	16,787,146
4.00%, 11/15/47	17,867	13,238,504
4.10%, 03/25/61(a)	10,638	7,437,349
4.13%, 05/15/45	15,927	12,319,018

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
4.20%, 09/27/29	$11,958	$11,783,043
4.30%, 07/08/34	13,088	12,125,651
4.38%, 05/15/55	10,027	7,574,068
4.50%, 05/06/28(a)	96	96,507
4.50%, 07/08/44(a)	8,705	7,146,123
4.65%, 05/06/30(a)	7,173	7,184,607
4.70%, 09/27/34	13,581	12,909,527
4.90%, 02/06/33(a)	11,227	11,030,706
5.25%, 02/03/32	9,145	9,259,116
5.38%, 07/15/40	15,337	14,508,083
5.38%, 09/27/54	13,460	11,929,694
5.50%, 08/03/35	12,054	12,095,001
5.50%, 09/27/64	11,055	9,726,510
5.55%, 02/06/53	18,435	16,804,126
6.00%, 08/03/55(a)	13,320	12,961,303
6.13%, 07/08/39	9,856	10,117,105
6.13%, 08/03/65	8,576	8,312,761
6.15%, 11/09/29	9,561	10,155,122
6.25%, 11/09/32	17,814	18,982,785
6.50%, 04/15/38	10,152	10,822,297
6.90%, 11/09/52	17,970	19,343,194
Paychex Inc.
5.10%, 04/15/30	5,675	5,749,933
5.35%, 04/15/32	5,217	5,292,186
5.60%, 04/15/35	1,984	2,014,769
Roper Technologies Inc.
1.75%, 02/15/31	10,391	8,779,586
4.20%, 09/15/28	9,263	9,179,687
4.90%, 10/15/34	6,926	6,712,962
Salesforce Inc.
1.50%, 07/15/28(a)	4,753	4,398,730
1.95%, 07/15/31(a)	21,351	18,580,349
2.70%, 07/15/41(a)	9,442	6,648,408
2.90%, 07/15/51(a)	15,945	10,126,180
3.05%, 07/15/61(a)	8,486	5,094,334
Synopsys Inc.
4.85%, 04/01/30	17,776	17,962,504
5.00%, 04/01/32	16,458	16,552,922
5.15%, 04/01/35	16,354	16,372,559
5.70%, 04/01/55	14,509	14,011,145
VMware LLC
1.80%, 08/15/28	4,487	4,100,380
2.20%, 08/15/31	12,514	10,627,688
4.70%, 05/15/30	7,558	7,488,369
Workday Inc.
3.70%, 04/01/29(a)	4,646	4,495,376
3.80%, 04/01/32	9,782	9,046,104
		971,325,254
Telecommunications — 6.0%
AT&T Inc.
2.25%, 02/01/32(a)	21,349	18,139,767
2.55%, 12/01/33	25,781	21,261,359
2.75%, 06/01/31(a)	24,184	21,665,166
3.30%, 02/01/52	7,846	5,069,633
3.50%, 06/01/41(a)	19,376	14,840,069
3.50%, 09/15/53(a)	61,171	40,879,081
3.55%, 09/15/55	54,926	36,567,347
3.65%, 06/01/51	23,751	16,605,141
3.65%, 09/15/59	49,524	32,687,974
3.80%, 12/01/57	44,676	30,796,489
3.85%, 06/01/60	12,361	8,390,544
Security	Par (000)	Value
Telecommunications (continued)
4.30%, 02/15/30(a)	$20,262	$20,098,269
4.30%, 12/15/42(a)	11,181	9,282,152
4.35%, 03/01/29	24,580	24,526,797
4.35%, 06/15/45	9,167	7,399,862
4.50%, 05/15/35(a)	16,997	16,008,138
4.50%, 03/09/48	13,728	11,158,069
4.55%, 03/09/49(a)	6,054	4,919,623
4.75%, 05/15/46	14,529	12,337,805
4.85%, 03/01/39(a)	8,131	7,548,512
5.25%, 03/01/37(a)	8,058	7,899,427
5.40%, 02/15/34(a)	18,230	18,599,258
5.65%, 02/15/47	6,658	6,459,318
Bell Telephone Co. of Canada or Bell Canada
4.46%, 04/01/48(a)	9,588	7,647,796
5.10%, 05/11/33(a)	6,637	6,563,597
5.55%, 02/15/54(a)	5,671	5,311,067
British Telecommunications PLC, 9.63%, 12/15/30	15,508	18,963,364
Cisco Systems Inc.
4.75%, 02/24/30	5,715	5,840,243
4.85%, 02/26/29(a)	8,247	8,446,505
4.95%, 02/26/31	14,116	14,507,761
4.95%, 02/24/32	8,461	8,621,925
5.05%, 02/26/34	18,398	18,607,029
5.10%, 02/24/35	12,568	12,730,189
5.30%, 02/26/54(a)	16,092	15,373,814
5.35%, 02/26/64	6,483	6,122,797
5.50%, 01/15/40	14,384	14,648,815
5.50%, 02/24/55	8,137	7,995,737
5.90%, 02/15/39	14,484	15,413,673
Corning Inc.
4.38%, 11/15/57(a)	7,091	5,403,655
5.45%, 11/15/79	7,651	6,564,924
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	23,596	27,754,517
Motorola Solutions Inc.
2.30%, 11/15/30	7,632	6,722,111
2.75%, 05/24/31	7,477	6,623,980
4.60%, 05/23/29(a)	6,947	6,945,174
5.40%, 04/15/34	4,915	4,953,280
Orange SA
5.38%, 01/13/42(a)	6,328	6,108,766
5.50%, 02/06/44(a)	4,001	3,900,306
9.00%, 03/01/31	17,499	21,253,127
Rogers Communications Inc.
3.70%, 11/15/49	9,231	6,479,228
3.80%, 03/15/32	10,909	9,960,009
4.30%, 02/15/48	5,754	4,435,381
4.35%, 05/01/49	8,738	6,744,646
4.50%, 03/15/42	8,903	7,432,914
4.55%, 03/15/52(a)	17,161	13,533,942
5.00%, 02/15/29(a)	6,174	6,226,424
5.00%, 03/15/44	8,316	7,243,439
5.30%, 02/15/34(a)	9,684	9,535,426
Sprint Capital Corp.
6.88%, 11/15/28	11,642	12,431,714
8.75%, 03/15/32	13,015	15,613,184
Telefonica Emisiones SA
4.90%, 03/06/48(a)	9,314	7,739,666
5.21%, 03/08/47	18,780	16,378,769
5.52%, 03/01/49(a)	8,390	7,624,180

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
7.05%, 06/20/36	$16,474	$18,225,573
Telefonica Europe BV, 8.25%, 09/15/30	11,846	13,628,195
TELUS Corp.
3.40%, 05/13/32	5,086	4,546,266
4.60%, 11/16/48	5,215	4,157,135
T-Mobile USA Inc.
2.25%, 11/15/31	10,525	9,036,777
2.55%, 02/15/31	24,645	21,858,267
2.63%, 02/15/29	10,773	10,038,530
2.70%, 03/15/32	5,850	5,079,220
2.88%, 02/15/31	14,068	12,687,859
3.00%, 02/15/41	18,985	13,540,087
3.30%, 02/15/51	22,044	14,406,920
3.38%, 04/15/29	14,441	13,775,139
3.40%, 10/15/52	20,858	13,804,033
3.50%, 04/15/31	24,102	22,421,148
3.60%, 11/15/60	11,507	7,529,907
3.88%, 04/15/30	51,137	49,295,275
4.38%, 04/15/40	13,940	12,123,126
4.50%, 04/15/50	22,240	17,996,717
4.70%, 01/15/35	5,292	5,073,664
4.80%, 07/15/28(a)	4,243	4,285,467
4.85%, 01/15/29(a)	10,135	10,241,226
5.05%, 07/15/33	16,816	16,714,529
5.13%, 05/15/32	8,161	8,244,128
5.15%, 04/15/34(a)	6,422	6,412,779
5.20%, 01/15/33	7,672	7,711,311
5.25%, 06/15/55	7,903	7,084,368
5.30%, 05/15/35	15,642	15,695,979
5.50%, 01/15/55	5,804	5,404,088
5.65%, 01/15/53(a)	12,831	12,237,614
5.75%, 01/15/34	5,471	5,685,278
5.75%, 01/15/54	9,584	9,226,801
5.80%, 09/15/62(a)	6,147	5,918,144
5.88%, 11/15/55(a)	10,244	10,090,274
6.00%, 06/15/54	6,508	6,497,427
Verizon Communications Inc.
1.50%, 09/18/30	10,454	8,948,122
1.68%, 10/30/30	11,977	10,272,765
1.75%, 01/20/31	20,636	17,637,531
2.36%, 03/15/32(a)	39,687	33,841,581
2.55%, 03/21/31	34,495	30,678,073
2.65%, 11/20/40	24,495	17,117,809
2.85%, 09/03/41	7,526	5,248,209
2.88%, 11/20/50(a)	19,835	12,179,307
2.99%, 10/30/56(a)	26,216	15,550,560
3.00%, 11/20/60(a)	14,996	8,675,948
3.15%, 03/22/30(a)	7,689	7,228,909
3.40%, 03/22/41	28,007	21,311,075
3.55%, 03/22/51	33,580	23,678,756
3.70%, 03/22/61	26,332	17,890,861
3.88%, 02/08/29	3,848	3,786,041
3.88%, 03/01/52(a)	7,332	5,393,860
4.00%, 03/22/50	8,969	6,795,445
4.02%, 12/03/29	18,735	18,399,128
4.13%, 08/15/46	9,169	7,229,284
4.27%, 01/15/36	11,510	10,543,319
4.33%, 09/21/28(a)	9,668	9,704,137
4.40%, 11/01/34(a)	17,841	16,820,259
4.50%, 08/10/33	18,181	17,510,719
4.52%, 09/15/48	10,142	8,435,726
Security	Par (000)	Value
Telecommunications (continued)
4.78%, 02/15/35	$1,187	$1,152,317
4.81%, 03/15/39	13,688	12,713,364
4.86%, 08/21/46	19,973	17,552,866
5.01%, 08/21/54	7,656	6,767,678
5.05%, 05/09/33(a)	5,968	6,010,783
5.25%, 04/02/35	13,969	14,022,253
5.25%, 03/16/37	7,459	7,365,627
5.50%, 02/23/54(a)	8,859	8,472,421
6.55%, 09/15/43	7,286	7,884,202
Vodafone Group PLC
4.25%, 09/17/50(a)	11,177	8,448,598
4.38%, 02/19/43(a)	5,686	4,772,015
4.88%, 06/19/49(a)	12,847	10,810,395
5.25%, 05/30/48	10,136	9,175,808
5.75%, 06/28/54(a)	15,435	14,540,355
5.88%, 06/28/64(a)	7,686	7,241,718
6.15%, 02/27/37(a)	9,471	9,991,048
		1,670,014,997
Toys, Games & Hobbies — 0.0%
Hasbro Inc., 3.90%, 11/19/29	6,795	6,462,585
Transportation — 1.5%
Burlington Northern Santa Fe LLC
3.30%, 09/15/51	8,637	5,888,969
3.55%, 02/15/50(a)	5,520	3,982,275
3.90%, 08/01/46	6,546	5,132,247
4.05%, 06/15/48(a)	5,476	4,363,994
4.13%, 06/15/47	5,838	4,735,024
4.15%, 04/01/45	8,492	6,990,508
4.15%, 12/15/48	6,685	5,367,793
4.45%, 03/15/43	8,019	6,976,475
4.45%, 01/15/53(a)	6,880	5,722,051
4.55%, 09/01/44	5,435	4,740,133
4.90%, 04/01/44	7,612	6,960,501
5.20%, 04/15/54(a)	11,522	10,791,549
5.50%, 03/15/55	10,037	9,814,584
5.75%, 05/01/40	6,010	6,193,042
Canadian National Railway Co.
3.85%, 08/05/32	5,665	5,298,103
4.38%, 09/18/34	4,153	3,940,902
Canadian Pacific Railway Co.
2.45%, 12/02/31(a)	10,153	8,829,656
3.00%, 12/02/41(a)	8,723	6,250,592
3.10%, 12/02/51	11,163	7,194,997
6.13%	6,309	6,200,233
CSX Corp.
3.80%, 11/01/46	4,930	3,782,858
4.10%, 11/15/32	4,269	4,088,902
4.10%, 03/15/44	5,936	4,872,404
4.25%, 03/15/29	12,498	12,461,261
4.30%, 03/01/48	5,703	4,657,604
4.50%, 11/15/52(a)	7,359	6,142,707
FedEx Corp.
2.40%, 05/15/31(a)	4,386	3,847,576
4.55%, 04/01/46	886	683,228
5.25%, 05/15/50(a)	722	618,665
Norfolk Southern Corp.
3.05%, 05/15/50(a)	6,997	4,498,873
3.16%, 05/15/55	6,419	4,037,679
4.55%, 06/01/53	5,165	4,290,006
5.35%, 08/01/54(a)	8,360	7,870,135

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Union Pacific Corp.
2.38%, 05/20/31	$5,957	$5,317,647
2.40%, 02/05/30	14,273	13,073,212
2.80%, 02/14/32(a)	9,501	8,484,638
2.95%, 03/10/52(a)	7,560	4,762,380
2.97%, 09/16/62	7,197	4,115,283
3.20%, 05/20/41	8,628	6,485,925
3.25%, 02/05/50	10,985	7,483,204
3.50%, 02/14/53	6,846	4,799,266
3.70%, 03/01/29	5,862	5,751,354
3.75%, 02/05/70	5,965	3,995,833
3.80%, 10/01/51	8,475	6,320,319
3.80%, 04/06/71	6,088	4,122,490
3.84%, 03/20/60	15,161	10,756,828
3.95%, 09/10/28(a)	3,530	3,509,468
4.50%, 01/20/33(a)	4,142	4,078,518
5.10%, 02/20/35(a)	9,359	9,414,506
5.60%, 12/01/54	8,726	8,576,426
United Parcel Service Inc.
3.40%, 03/15/29(a)	12,223	11,871,601
3.75%, 11/15/47	6,402	4,785,097
4.25%, 03/15/49(a)	4,584	3,662,571
4.45%, 04/01/30(a)	6,241	6,273,609
4.88%, 03/03/33(a)	5,730	5,754,703
5.05%, 03/03/53(a)	9,747	8,754,372
5.15%, 05/22/34(a)	6,802	6,892,367
5.30%, 04/01/50(a)	7,742	7,233,403
5.50%, 05/22/54(a)	9,651	9,183,354
6.20%, 01/15/38(a)	10,703	11,507,755
Walmart Inc.
1.50%, 09/22/28(a)	15,393	14,242,946
1.80%, 09/22/31(a)	20,103	17,462,744
		405,897,345
Water — 0.1%
American Water Capital Corp.
3.75%, 09/01/47	6,492	4,831,384
Security	Par (000)	Value
Water (continued)
4.45%, 06/01/32	$11,062	$10,753,126
5.25%, 03/01/35	6,006	6,048,949
6.59%, 10/15/37	4,630	5,099,978
		26,733,437
Total Long-Term Investments — 97.7% (Cost: $30,289,386,971)		27,073,378,775
	Shares
Short-Term Securities
Money Market Funds — 8.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	2,040,558,317	2,041,374,540
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	239,190,000	239,190,000
Total Short-Term Securities — 8.2% (Cost: $2,279,449,287)		2,280,564,540
Total Investments — 105.9% (Cost: $32,568,836,258)		29,353,943,315
Liabilities in Excess of Other Assets — (5.9)%		(1,643,617,326)
Net Assets — 100.0%		$27,710,325,989

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBoxx $ Investment Grade Corporate Bond ETF

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$27,073,378,775	$—	$27,073,378,775
Short-Term Securities
Money Market Funds	2,280,564,540	—	—	2,280,564,540
	$2,280,564,540	$27,073,378,775	$—	$29,353,943,315

Statements of Assets and Liabilities (unaudited)
April 30, 2025

	iShares iBoxx $ High Yield Corporate Bond ETF	iShares iBoxx $ Investment Grade Corporate Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$14,371,435,331	$27,073,378,775
Investments, at value—affiliated(c)	3,111,863,643	2,280,564,540
Cash	3,003,132	585,331
Foreign currency, at value(d)	51,703	—
Receivables:
Investments sold	111,739,843	111,023,003
Securities lending income—affiliated	1,071,439	403,373
Loans	53,948	—
Capital shares sold	3,199,056	4,175,503
Dividends—affiliated	113,450	1,011,424
Interest—unaffiliated	246,178,032	318,698,616
Total assets	17,848,709,577	29,789,840,565
LIABILITIES
Collateral on securities loaned, at value	3,085,079,521	2,040,165,303
Payables:
Investments purchased	82,174,552	32,870,294
Capital shares redeemed	572,018	3,185,025
Investment advisory fees	6,080,765	3,293,954
Total liabilities	3,173,906,856	2,079,514,576
Commitments and contingent liabilities
NET ASSETS	$14,674,802,721	$27,710,325,989
NET ASSETS CONSIST OF
Paid-in capital	$17,611,903,643	$33,361,910,666
Accumulated loss	(2,937,100,922)	(5,651,584,677)
NET ASSETS	$14,674,802,721	$27,710,325,989
NET ASSET VALUE
Shares outstanding	187,200,000	256,600,000
Net asset value	$78.39	$107.99
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$15,287,731,163	$30,289,386,971
(b) Securities loaned, at value	$2,982,061,634	$1,961,457,905
(c) Investments, at cost—affiliated	$3,110,656,653	$2,279,449,287
(d) Foreign currency, at cost	$48,441	$—

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CMT	Constant Maturity Treasury
NVS	Non-Voting Shares
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

Additional Financial Information
Schedule of Investments (Unaudited)
April 30, 2025
Statement of Assets and Liabilities (Unaudited)
April 30, 2025
iShares Trust
iShares 20+ Year Treasury Bond ETF | TLT | NASDAQ

Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
20+ Year Treasury Bond ETF
(Percentages shown are based on Net Assets)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
3.38% , 05/15/44 - 11/15/48 ............ USD 1,659,322 $ 1,325,577,214
3.13% , 08/15/44 - 05/15/48 ............ 1,610,328 1,234,643,658
3.00% , 11/15/44 - 08/15/52 ............ 6,975,227 5,209,675,246
2.50% , 02/15/45 - 05/15/46 ............ 3,900,009 2,726,637,900
4.75% , 02/15/45 - 11/15/53 ............ 2,140,962 2,152,922,604
2.88% , 08/15/45 - 05/15/52 ............ 3,273,732 2,412,307,632
2.75% , 08/15/47 - 11/15/47 ............ 1,454,092 1,045,261,030
2.25% , 08/15/49 - 02/15/52 ............ 2,452,228 1,540,504,411
2.38% , 11/15/49 - 05/15/51 ............ 485,675 313,973,457
2.00% , 02/15/50 - 08/15/51 ............ 7,706,483 4,522,003,425
1.25% , 05/15/50 ................... 751,601 365,612,781
1.38% , 08/15/50 ................... 2,405,884 1,199,840,422
1.63% , 11/15/50 ................... 3,682,737 1,963,215,422
1.88% , 02/15/51 - 11/15/51 ............ 9,219,497 5,216,277,758
4.00% , 11/15/52 ................... 1,855,374 1,645,702,159
3.63% , 02/15/53 - 05/15/53 ............ 3,776,793 3,125,799,362
4.13% , 08/15/53 ................... 2,412,490 2,186,507,889
4.25% , 02/15/54 - 08/15/54 ............ 4,275,274 3,961,117,538
4.63% , 05/15/54 - 02/15/55 ............ 3,116,112 3,075,576,654
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
4.50% , 11/15/54 ................... USD 1,332,345 $ 1,289,667,840
Total Long-Term Investments — 97 .7%
(Cost: $ 53,243,221,498 ) ............................ 46,512,824,402
Shares
Shares
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30%
(a) (b)
.................. 339,132,674 339,132,674
Total Short-Term Securities — 0 .7%
(Cost: $ 339,132,674 ) .............................. 339,132,674
Total Investments — 98 .4%
(Cost: $ 53,582,354,172 ) ............................ 46,851,957,076
Other Assets Less Liabilities — 1.6% .................... 771,669,773
Net Assets — 100.0% ...............................
$ 47,623,626,849
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 46,512,824,402 $ — $ 46,512,824,402
Short-Term Securities
Money Market Funds ...................................... 339,132,674 — — 339,132,674
$ 339,132,674 $ 46,512,824,402 $ — $ 46,851,957,076

Statement of Assets and Liabilities
(unaudited)
April 30, 2025
iShares 20+
Year Treasury
Bond ETF
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 46,512,824,402
Investments, at value — affiliated
(b)
.......................................................................................... 339,132,674
Cash ............................................................................................................. 492,689
Receivables: –
Investment s sold .................................................................................................... 189,176,342
Capital shares sold ................................................................................................... 317,565
Dividends — affiliated ................................................................................................. 1,244,680
Interest — unaffiliated ................................................................................................. 596,912,050
Total a ssets .........................................................................................................
47,640,100,402
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 6,424,502
Capital shares redeemed ............................................................................................... 4,001,313
Investment advisory fees ............................................................................................... 6,047,738
Total li abilities ........................................................................................................
16,473,553
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 47,623,626,849
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 64,041,248,900
Accumulated loss ..................................................................................................... (16,417,622,051)
NET ASSETS ........................................................................................................
$ 47,623,626,849
NET ASSET VALUE
Shares outstanding ....................................................................................................
533,000,000
Net asset value .......................................................................................................
$ 89.35
Shares authorized .....................................................................................................
Unlimited
Par value ...........................................................................................................
None
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 53,243,221,498
(b)
  Investments, at cost — affiliated ................................................................................... $ 339,132,674

Glossary of Terms Used in these Financial Statements
Currency Abbreviation
USD United States Dollar

Additional Financial Information
Schedules of Investments (Unaudited)
April 30, 2025
Statements of Assets and Liabilities (Unaudited)
April 30, 2025
iShares Trust
iShares Core S&P 500 ETF | IVV | NYSE Arca
iShares Russell 2000 ETF | IWM | NYSE Arca

Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
Core S&P 500 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.1%
Axon Enterprise, Inc.
(a) (b)
................ 858,176 $ 526,319,341
Boeing Co. (The)
(a) (b)
................... 8,884,881 1,628,065,594
GE Aerospace ....................... 12,713,388 2,562,256,218
General Dynamics Corp. ................ 3,005,623 817,890,131
Howmet Aerospace, Inc. ................ 4,797,712 664,866,929
Huntington Ingalls Industries, Inc. .......... 463,830 106,838,602
L3Harris Technologies, Inc. .............. 2,230,651 490,787,833
Lockheed Martin Corp. ................. 2,481,417 1,185,496,972
Northrop Grumman Corp. ............... 1,611,760 784,121,240
RTX Corp. ......................... 15,779,452 1,990,262,281
Textron, Inc.
(a)
....................... 2,162,736 152,191,732
TransDigm Group, Inc. ................. 664,334 938,750,445
11,847,847,318
Air Freight & Logistics — 0.3%
CH Robinson Worldwide, Inc. ............ 1,401,220 125,016,848
Expeditors International of Washington, Inc. ... 1,658,237 182,256,829
FedEx Corp. ........................ 2,624,824 552,079,232
United Parcel Service, Inc. , Class B ........ 8,663,331 825,615,444
1,684,968,353
Automobile Components — 0.0%
Aptiv plc
(a) (b)
......................... 2,717,818 155,078,695
Automobiles — 1.8%
Ford Motor Co. ...................... 46,108,932 461,550,409
General Motors Co. ................... 11,786,060 533,201,355
Tesla, Inc.
(b)
......................... 33,147,405 9,352,871,795
10,347,623,559
Banks — 3.4%
Bank of America Corp. ................. 78,433,123 3,127,912,945
Citigroup, Inc. ....................... 22,234,857 1,520,419,522
Citizens Financial Group, Inc. ............ 5,178,131 191,021,253
Fifth Third Bancorp ................... 7,934,711 285,173,513
Huntington Bancshares, Inc. ............. 17,215,117 250,135,650
JPMorgan Chase & Co. ................ 33,120,667 8,101,977,562
KeyCorp ........................... 11,799,235 175,100,647
M&T Bank Corp. ..................... 1,965,111 333,597,243
PNC Financial Services Group, Inc. (The) .... 4,689,935 753,625,655
Regions Financial Corp. ................ 10,771,276 219,841,743
Truist Financial Corp. .................. 15,587,604 597,628,737
US Bancorp ........................ 18,478,667 745,429,427
Wells Fargo & Co. .................... 38,957,888 2,766,399,627
19,068,263,524
Beverages — 1.3%
Brown-Forman Corp. , Class B, NVS ........ 2,158,851 75,214,369
Coca-Cola Co. (The) .................. 45,862,656 3,327,335,693
Constellation Brands, Inc. , Class A ......... 1,840,939 345,249,700
Keurig Dr Pepper, Inc. ................. 14,141,835 489,166,072
Molson Coors Beverage Co. , Class B ....... 2,039,341 117,323,288
Monster Beverage Corp.
(b)
............... 8,293,906 498,629,629
PepsiCo, Inc. ....................... 16,245,839 2,202,610,851
7,055,529,602
Biotechnology — 1.8%
AbbVie, Inc. ........................ 20,911,164 4,079,768,097
Amgen, Inc. ........................ 6,363,245 1,851,195,235
Biogen, Inc.
(b)
....................... 1,733,802 209,928,746
Gilead Sciences, Inc. .................. 14,762,352 1,572,780,982
Incyte Corp.
(b)
....................... 1,895,796 118,790,577
Moderna, Inc.
(a) (b)
..................... 4,013,255 114,538,298
Regeneron Pharmaceuticals, Inc. .......... 1,246,225 746,189,681
Security
Shares
Shares Value
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.
(a) (b)
........... 3,041,690 $ 1,549,741,055
10,242,932,671
Broadline Retail — 3.7%
Amazon.com, Inc.
(a) (b)
.................. 111,724,518 20,604,235,610
eBay, Inc. .......................... 5,676,188 386,888,974
20,991,124,584
Building Products — 0.5%
A O Smith Corp. ..................... 1,398,901 94,929,422
Allegion plc ......................... 1,029,989 143,374,469
Builders FirstSource, Inc.
(a) (b)
............. 1,363,960 163,170,535
Carrier Global Corp. ................... 9,565,807 598,245,570
Johnson Controls International plc ......... 7,819,570 656,061,923
Lennox International, Inc. ............... 379,342 207,405,238
Masco Corp. ........................ 2,511,030 152,193,528
Trane Technologies plc ................. 2,656,764 1,018,364,209
3,033,744,894
Capital Markets — 3.2%
Ameriprise Financial, Inc. ............... 1,139,594 536,771,566
Bank of New York Mellon Corp. (The) ....... 8,501,184 683,580,205
BlackRock, Inc.
(c)
..................... 1,724,568 1,576,703,540
Blackstone, Inc. , Class A ................ 8,669,841 1,141,904,758
CBOE Global Markets, Inc. .............. 1,240,906 275,232,951
Charles Schwab Corp. (The) ............. 20,185,740 1,643,119,236
CME Group, Inc. , Class A ............... 4,268,493 1,182,714,040
FactSet Research Systems, Inc. ........... 449,860 194,438,489
Franklin Resources, Inc. ................ 3,665,450 68,763,842
Goldman Sachs Group, Inc. (The) ......... 3,696,237 2,023,874,569
Intercontinental Exchange, Inc. ........... 6,804,037 1,142,874,095
Invesco Ltd. ........................ 5,306,714 73,922,526
KKR & Co., Inc. ...................... 7,996,293 913,736,401
MarketAxess Holdings, Inc. .............. 446,413 98,920,657
Moody's Corp. ....................... 1,833,607 830,844,004
Morgan Stanley ...................... 14,657,267 1,691,741,757
MSCI, Inc. ......................... 919,871 501,430,881
Nasdaq, Inc. ........................ 4,904,352 373,760,666
Northern Trust Corp. ................... 2,321,219 218,148,162
Raymond James Financial, Inc. ........... 2,184,582 299,375,117
S&P Global, Inc. ..................... 3,731,370 1,865,871,569
State Street Corp. .................... 3,417,017 301,039,198
T. Rowe Price Group, Inc. ............... 2,642,568 233,999,396
17,872,767,625
Chemicals — 1.3%
Air Products & Chemicals, Inc. ............ 2,634,637 714,223,744
Albemarle Corp. ..................... 1,393,557 81,592,762
CF Industries Holdings, Inc. .............. 2,062,305 161,622,843
Corteva, Inc. ........................ 8,120,648 503,398,970
Dow, Inc. .......................... 8,337,187 255,034,550
DuPont de Nemours, Inc. ............... 4,952,722 326,830,125
Eastman Chemical Co. ................. 1,364,235 105,046,095
Ecolab, Inc. ........................ 2,985,076 750,537,659
International Flavors & Fragrances, Inc. ...... 3,030,370 237,762,830
Linde plc .......................... 5,640,116 2,556,269,775
LyondellBasell Industries NV , Class A ....... 3,070,373 178,726,412
Mosaic Co. (The) ..................... 3,765,343 114,466,427
PPG Industries, Inc. ................... 2,747,465 299,089,040
Sherwin-Williams Co. (The) .............. 2,744,496 968,587,528
7,253,188,760
Commercial Services & Supplies — 0.6%
Cintas Corp. ........................ 4,062,546 859,959,737
Copart, Inc.
(a) (b)
...................... 10,389,735 634,085,527
Republic Services, Inc. ................. 2,404,519 602,933,139
Rollins, Inc. ......................... 3,329,103 190,191,655

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core S&P 500 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Veralto Corp. ........................ 2,928,552 $ 280,848,137
Waste Management, Inc. ................ 4,326,375 1,009,602,870
3,577,621,065
Communications Equipment — 0.9%
Arista Networks, Inc.
(a) (b)
................ 12,236,338 1,006,683,527
Cisco Systems, Inc. ................... 47,176,902 2,723,522,553
F5, Inc.
(a) (b)
......................... 682,914 180,794,652
Juniper Networks, Inc. ................. 3,924,712 142,545,540
Motorola Solutions, Inc. ................ 1,979,934 871,943,134
4,925,489,406
Construction & Engineering — 0.1%
Quanta Services, Inc.
(a)
................. 1,748,430 511,747,977
Construction Materials — 0.1%
Martin Marietta Materials, Inc. ............ 724,292 379,514,522
Vulcan Materials Co. .................. 1,564,171 410,328,979
789,843,501
Consumer Finance — 0.6%
American Express Co. ................. 6,574,156 1,751,420,900
Capital One Financial Corp. .............. 4,515,529 813,969,258
Discover Financial Services .............. 2,973,202 543,114,809
Synchrony Financial ................... 4,604,845 239,221,698
3,347,726,665
Consumer Staples Distribution & Retail — 2.2%
Costco Wholesale Corp. ................ 5,258,000 5,229,081,000
Dollar General Corp. .................. 2,606,566 244,209,169
Dollar Tree, Inc.
(a) (b)
................... 2,392,696 195,650,752
Kroger Co. (The) ..................... 7,887,690 569,570,095
Sysco Corp. ........................ 5,795,028 413,764,999
Target Corp. ........................ 5,427,674 524,856,076
Walgreens Boots Alliance, Inc. ............ 8,489,494 93,129,749
Walmart, Inc. ........................ 51,385,118 4,997,202,725
12,267,464,565
Containers & Packaging — 0.2%
Amcor plc .......................... 27,069,655 249,040,826
Avery Dennison Corp. .................. 951,866 162,873,791
Ball Corp. .......................... 3,536,758 183,699,211
International Paper Co. ................. 6,245,596 285,298,825
Packaging Corp. of America ............. 1,055,884 195,982,629
Smurfit WestRock plc .................. 5,855,774 246,059,624
1,322,954,906
Distributors — 0.1%
Genuine Parts Co. .................... 1,647,769 193,695,246
LKQ Corp. ......................... 3,081,546 117,745,873
Pool Corp. ......................... 450,323 132,007,684
443,448,803
Diversified Telecommunication Services — 0.8%
AT&T, Inc. .......................... 85,033,548 2,355,429,280
Verizon Communications, Inc. ............ 49,865,216 2,197,061,417
4,552,490,697
Electric Utilities — 1.6%
Alliant Energy Corp. ................... 3,038,586 185,475,290
American Electric Power Co., Inc. .......... 6,311,550 683,793,327
Constellation Energy Corp. .............. 3,706,132 828,098,134
Duke Energy Corp. ................... 9,191,919 1,121,597,956
Edison International ................... 4,587,791 245,492,697
Entergy Corp. ....................... 5,079,196 422,436,731
Evergy, Inc. ......................... 2,725,360 188,322,376
Eversource Energy ................... 4,342,287 258,279,231
Exelon Corp. ........................ 11,907,939 558,482,339
Security
Shares
Shares Value
Electric Utilities (continued)
FirstEnergy Corp. .................... 6,078,206 $ 260,633,473
NextEra Energy, Inc. .................. 24,358,632 1,629,105,308
NRG Energy, Inc. ..................... 2,400,092 263,002,081
PG&E Corp. ........................ 25,983,520 429,247,750
Pinnacle West Capital Corp. ............. 1,347,451 128,250,386
PPL Corp. ......................... 8,745,579 319,213,634
Southern Co. (The) ................... 12,978,595 1,192,603,095
Xcel Energy, Inc. ..................... 6,804,784 481,098,229
9,195,132,037
Electrical Equipment — 0.8%
AMETEK, Inc. ....................... 2,740,768 464,779,438
Eaton Corp. plc ...................... 4,681,306 1,378,036,047
Emerson Electric Co. .................. 6,679,519 702,084,242
GE Vernova, Inc. ..................... 3,268,238 1,211,928,015
Generac Holdings, Inc.
(a) (b)
............... 705,272 80,669,011
Hubbell, Inc. ........................ 636,356 231,111,772
Rockwell Automation, Inc. ............... 1,338,358 331,484,510
4,400,093,035
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. , Class A ............... 14,345,512 1,103,887,148
CDW Corp. ......................... 1,578,045 253,370,905
Corning, Inc. ........................ 9,131,936 405,275,320
Jabil, Inc.
(a)
......................... 1,297,585 190,174,057
Keysight Technologies, Inc.
(a) (b)
............ 2,048,168 297,803,627
TE Connectivity plc ................... 3,534,136 517,326,828
Teledyne Technologies, Inc.
(a) (b)
........... 551,865 257,185,646
Trimble, Inc.
(b)
....................... 2,911,527 180,922,288
Zebra Technologies Corp. , Class A
(a) (b)
....... 608,537 152,328,982
3,358,274,801
Energy Equipment & Services — 0.2%
Baker Hughes Co. , Class A .............. 11,726,543 415,119,622
Halliburton Co. ...................... 10,282,717 203,803,451
Schlumberger NV .................... 16,593,431 551,731,581
1,170,654,654
Entertainment — 1.6%
Electronic Arts, Inc. ................... 2,809,326 407,605,109
Live Nation Entertainment, Inc.
(a) (b)
......... 1,857,777 246,062,564
Netflix, Inc.
(a) (b)
....................... 5,066,911 5,734,324,517
Take-Two Interactive Software, Inc.
(a) (b)
...... 1,944,373 453,661,108
TKO Group Holdings, Inc. , Class A
(a)
........ 788,684 128,484,510
Walt Disney Co. (The) ................. 21,413,808 1,947,585,838
Warner Bros Discovery, Inc.
(a) (b)
........... 26,455,907 229,372,714
9,147,096,360
Financial Services — 5.0%
Apollo Global Management, Inc. ........... 5,294,709 722,621,884
Berkshire Hathaway, Inc. , Class B
(a) (b)
....... 21,711,891 11,577,865,876
Corpay, Inc.
(a) (b)
...................... 826,070 268,778,396
Fidelity National Information Services, Inc. .... 6,274,350 494,920,728
Fiserv, Inc.
(a) (b)
....................... 6,738,980 1,243,813,539
Global Payments, Inc. ................. 2,933,116 223,826,082
Jack Henry & Associates, Inc. ............ 863,512 149,758,886
Mastercard, Inc. , Class A ................ 9,646,878 5,287,067,957
PayPal Holdings, Inc.
(a) (b)
................ 11,717,922 771,507,984
Visa, Inc. , Class A .................... 20,413,683 7,052,927,476
27,793,088,808
Food Products — 0.7%
Archer-Daniels-Midland Co. .............. 5,666,649 270,582,490
Bunge Global SA ..................... 1,581,196 124,471,749
Campbell's Co. (The) .................. 2,328,450 84,895,287
Conagra Brands, Inc. .................. 5,655,737 139,753,261
General Mills, Inc. .................... 6,529,559 370,487,178

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core S&P 500 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Hershey Co. (The) .................... 1,750,816 $ 292,718,927
Hormel Foods Corp. ................... 3,443,014 102,946,119
J M Smucker Co. (The) ................. 1,260,944 146,609,959
Kellanova .......................... 3,185,730 263,682,872
Kraft Heinz Co. (The) .................. 10,333,184 300,695,654
Lamb Weston Holdings, Inc. ............. 1,690,350 89,267,384
McCormick & Co., Inc. (Non-Voting) , NVS .... 2,989,049 229,140,496
Mondelez International, Inc. , Class A ........ 15,322,186 1,043,900,532
Tyson Foods, Inc. , Class A .............. 3,386,732 207,403,468
3,666,555,376
Gas Utilities — 0.1%
Atmos Energy Corp. ................... 1,880,296 302,031,946
Ground Transportation — 0.9%
CSX Corp. ......................... 22,842,692 641,194,365
JB Hunt Transport Services, Inc. .......... 941,019 122,878,261
Norfolk Southern Corp. ................. 2,680,695 600,609,715
Old Dominion Freight Line, Inc. ........... 2,225,251 341,086,473
Uber Technologies, Inc.
(a) (b)
.............. 24,745,021 2,004,594,151
Union Pacific Corp. ................... 7,157,952 1,543,683,928
5,254,046,893
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories ................... 20,545,192 2,686,283,854
Align Technology, Inc.
(a) (b)
................ 831,311 144,066,196
Baxter International, Inc. ................ 6,051,057 188,611,447
Becton Dickinson & Co. ................ 3,401,165 704,347,260
Boston Scientific Corp.
(b)
................ 17,457,867 1,795,890,778
Cooper Cos., Inc. (The)
(a) (b)
.............. 2,359,688 192,715,719
Dexcom, Inc.
(a) (b)
..................... 4,628,590 330,388,754
Edwards Lifesciences Corp.
(a) (b)
........... 6,986,252 527,392,163
GE HealthCare Technologies, Inc.
(a)
........ 5,413,997 380,766,409
Hologic, Inc.
(a) (b)
...................... 2,657,923 154,691,119
IDEXX Laboratories, Inc.
(a) (b)
............. 970,188 419,751,838
Insulet Corp.
(a) (b)
...................... 830,985 209,649,206
Intuitive Surgical, Inc.
(a) (b)
................ 4,224,684 2,179,092,007
Medtronic plc ....................... 15,188,969 1,287,417,012
ResMed, Inc. ....................... 1,740,115 411,693,808
Solventum Corp.
(a) (b)
................... 1,636,178 108,184,089
STERIS plc ......................... 1,163,840 261,561,402
Stryker Corp. ....................... 4,067,853 1,521,051,594
Zimmer Biomet Holdings, Inc. ............ 2,358,937 243,088,458
13,746,643,113
Health Care Providers & Services — 2.2%
Cardinal Health, Inc. ................... 2,861,373 404,283,391
Cencora, Inc. ....................... 2,044,411 598,337,767
Centene Corp.
(a) (b)
.................... 5,874,134 351,566,920
Cigna Group (The) .................... 3,243,045 1,102,765,022
CVS Health Corp. .................... 14,934,555 996,284,164
DaVita, Inc.
(a) (b)
...................... 521,212 73,777,559
Elevance Health, Inc. .................. 2,747,285 1,155,453,125
HCA Healthcare, Inc. .................. 2,117,935 730,857,010
Henry Schein, Inc.
(a) (b)
.................. 1,477,272 95,978,362
Humana, Inc. ....................... 1,427,023 374,222,511
Labcorp Holdings, Inc. ................. 987,867 238,085,826
McKesson Corp.
(a)
.................... 1,484,564 1,058,182,373
Molina Healthcare, Inc.
(a) (b)
............... 657,485 215,004,170
Quest Diagnostics, Inc. ................. 1,314,737 234,312,428
UnitedHealth Group, Inc. ................ 10,901,006 4,485,109,909
Universal Health Services, Inc. , Class B ..... 695,860 123,215,930
12,237,436,467
Health Care REITs — 0.3%
Alexandria Real Estate Equities, Inc. ........ 1,824,848 132,593,456
Healthpeak Properties, Inc. .............. 8,288,732 147,870,979
Security
Shares
Shares Value
Health Care REITs (continued)
Ventas, Inc. ........................ 5,178,166 $ 362,885,873
Welltower, Inc. ....................... 7,216,683 1,101,193,659
1,744,543,967
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. .............. 8,286,273 117,002,175
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc. , Class A
(a) (b)
................. 5,127,556 625,151,628
Booking Holdings, Inc.
(a)
................ 391,928 1,998,550,612
Caesars Entertainment, Inc.
(a) (b)
........... 2,518,718 68,156,509
Carnival Corp.
(a) (b)
..................... 12,411,241 227,622,160
Chipotle Mexican Grill, Inc.
(a) (b)
............ 16,054,272 811,061,821
Darden Restaurants, Inc. ............... 1,387,639 278,415,889
Domino's Pizza, Inc. ................... 408,924 200,524,062
DoorDash, Inc. , Class A
(a) (b)
.............. 4,018,635 775,154,505
Expedia Group, Inc. ................... 1,461,008 229,275,985
Hilton Worldwide Holdings, Inc.
(a)
.......... 2,850,040 642,627,019
Las Vegas Sands Corp. ................ 4,070,396 149,261,421
Marriott International, Inc. , Class A ......... 2,710,569 646,687,552
McDonald's Corp. .................... 8,488,540 2,713,361,811
MGM Resorts International
(a) (b)
............ 2,650,128 83,373,027
Norwegian Cruise Line Holdings Ltd.
(a) (b)
..... 5,216,117 83,614,356
Royal Caribbean Cruises Ltd. ............ 2,931,717 630,055,301
Starbucks Corp. ...................... 13,455,038 1,077,075,792
Wynn Resorts Ltd. .................... 1,061,093 85,216,379
Yum! Brands, Inc. .................... 3,306,685 497,457,691
11,822,643,520
Household Durables — 0.3%
DR Horton, Inc. ...................... 3,359,425 424,429,754
Garmin Ltd. ......................... 1,819,536 340,016,692
Lennar Corp. , Class A .................. 2,766,121 300,428,402
Mohawk Industries, Inc.
(b)
............... 620,385 65,977,945
NVR, Inc.
(a) (b)
........................ 35,473 252,771,730
PulteGroup, Inc. ..................... 2,398,113 245,998,432
1,629,622,955
Household Products — 1.1%
Church & Dwight Co., Inc. ............... 2,913,611 289,438,117
Clorox Co. (The) ..................... 1,459,322 207,661,521
Colgate-Palmolive Co. ................. 9,612,869 886,210,393
Kimberly-Clark Corp. .................. 3,928,816 517,739,372
Procter & Gamble Co. (The) ............. 27,775,390 4,515,445,152
6,416,494,555
Independent Power and Renewable
Electricity
Producers — 0.1%
AES Corp. (The) ..................... 8,426,032 84,260,320
Vistra Corp. ........................ 4,029,979 522,406,178
606,666,498
Industrial Conglomerates — 0.5%
3M Co. ............................ 6,430,854 893,309,929
Honeywell International, Inc. ............. 7,702,356 1,621,345,938
2,514,655,867
Industrial REITs — 0.2%
Prologis, Inc. ........................ 10,976,071 1,121,754,456
Insurance — 2.3%
Aflac, Inc. .......................... 5,863,136 637,205,620
Allstate Corp. (The) ................... 3,138,127 622,573,016
American International Group, Inc. ......... 7,028,316 572,948,320
Aon plc , Class A ..................... 2,561,642 908,844,965
Arch Capital Group Ltd. ................ 4,440,917 402,702,354
Arthur J Gallagher & Co. ................ 3,012,960 966,226,142
Assurant, Inc. ....................... 607,941 117,174,548
Brown & Brown, Inc. ................... 2,810,801 310,874,591

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core S&P 500 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Chubb Ltd. ......................... 4,414,316 $ 1,262,847,521
Cincinnati Financial Corp. ............... 1,852,379 257,869,681
Erie Indemnity Co. , Class A, NVS .......... 295,714 106,048,955
Everest Group Ltd. .................... 509,049 182,662,053
Globe Life, Inc. ...................... 993,704 122,563,451
Hartford Insurance Group, Inc. (The) ........ 3,406,609 417,888,726
Loews Corp. ........................ 2,092,745 181,713,048
Marsh & McLennan Cos., Inc. ............ 5,817,518 1,311,675,783
MetLife, Inc. ........................ 6,857,564 516,854,599
Principal Financial Group, Inc. ............ 2,493,768 184,912,897
Progressive Corp. (The) ................ 6,939,095 1,955,020,625
Prudential Financial, Inc. ................ 4,193,343 430,698,260
Travelers Cos., Inc. (The) ............... 2,685,750 709,387,148
Willis Towers Watson plc ................ 1,182,280 363,905,784
WR Berkley Corp. .................... 3,556,605 254,973,012
12,797,571,099
Interactive Media & Services — 6.1%
Alphabet, Inc. , Class A ................. 69,093,576 10,972,059,869
Alphabet, Inc. , Class C, NVS ............. 55,997,720 9,009,473,170
Match Group, Inc. .................... 2,976,427 88,280,825
Meta Platforms, Inc. , Class A ............. 25,939,980 14,241,049,020
34,310,862,884
IT Services — 1.2%
Accenture plc , Class A ................. 7,408,888 2,216,368,845
Akamai Technologies, Inc.
(a) (b)
............. 1,780,183 143,447,146
Cognizant Technology Solutions Corp. , Class A . 5,858,786 431,030,886
EPAM Systems, Inc.
(a) (b)
................ 671,640 105,387,032
Gartner, Inc.
(a) (b)
...................... 909,873 383,129,323
GoDaddy, Inc. , Class A
(b)
................ 1,672,608 315,002,265
International Business Machines Corp. ...... 10,952,764 2,648,597,391
VeriSign, Inc.
(b)
...................... 963,703 271,879,890
6,514,842,778
Leisure Products — 0.0%
Hasbro, Inc. ........................ 1,553,898 96,186,286
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc. ............... 3,379,330 363,615,908
Bio-Techne Corp. ..................... 1,872,569 94,283,849
Charles River Laboratories International, Inc.
(a) (b)
606,156 71,902,225
Danaher Corp. ...................... 7,580,974 1,511,115,548
IQVIA Holdings, Inc.
(a) (b)
................. 1,981,763 307,311,988
Mettler-Toledo International, Inc.
(a) (b)
........ 247,681 265,159,848
Revvity, Inc.
(a)
....................... 1,442,406 134,763,993
Thermo Fisher Scientific, Inc. ............. 4,530,750 1,943,691,750
Waters Corp.
(a) (b)
..................... 703,671 244,687,517
West Pharmaceutical Services, Inc. ........ 858,539 181,400,705
5,117,933,331
Machinery — 1.6%
Caterpillar, Inc. ...................... 5,661,352 1,750,886,333
Cummins, Inc. ....................... 1,628,506 478,520,203
Deere & Co.
(a)
....................... 3,000,204 1,390,774,566
Dover Corp. ........................ 1,625,994 277,475,876
Fortive Corp. ........................ 4,041,616 281,660,219
IDEX Corp. ......................... 897,447 156,128,855
Illinois Tool Works, Inc. ................. 3,163,622 758,984,554
Ingersoll Rand, Inc.
(a)
.................. 4,772,156 359,963,727
Nordson Corp. ....................... 642,425 121,784,507
Otis Worldwide Corp. .................. 4,696,982 452,178,457
PACCAR, Inc. ....................... 6,210,986 560,293,047
Parker-Hannifin Corp. .................. 1,525,586 923,071,065
Pentair plc ......................... 1,957,299 177,585,739
Snap-on, Inc. ....................... 620,642 194,763,666
Stanley Black & Decker, Inc. ............. 1,826,757 109,641,955
Security
Shares
Shares Value
Machinery (continued)
Westinghouse Air Brake Technologies Corp. ... 2,023,828 $ 373,881,985
Xylem, Inc. ......................... 2,876,921 346,870,365
8,714,465,119
Media — 0.5%
Charter Communications, Inc. , Class A
(a) (b)
.... 1,143,395 448,050,765
Comcast Corp. , Class A ................ 44,675,506 1,527,902,305
Fox Corp. , Class A, NVS ................ 2,580,385 128,477,369
Fox Corp. , Class B .................... 1,562,346 72,242,879
Interpublic Group of Cos., Inc. (The) ........ 4,415,741 110,923,414
News Corp. , Class A, NVS .............. 4,477,847 121,439,211
News Corp. , Class B
(a)
................. 1,321,806 41,531,144
Omnicom Group, Inc. .................. 2,327,552 177,266,360
Paramount Global , Class B, NVS
(a)
......... 7,043,550 82,691,277
2,710,524,724
Metals & Mining — 0.3%
Freeport-McMoRan, Inc. ................ 17,022,657 613,326,332
Newmont Corp. ...................... 13,485,359 710,408,712
Nucor Corp. ........................ 2,782,247 332,116,824
Steel Dynamics, Inc. ................... 1,677,383 217,573,349
1,873,425,217
Multi-Utilities — 0.7%
Ameren Corp. ....................... 3,197,047 317,274,944
CenterPoint Energy, Inc. ................ 7,723,290 299,509,186
CMS Energy Corp. .................... 3,540,280 260,741,622
Consolidated Edison, Inc. ............... 4,105,189 462,860,060
Dominion Energy, Inc. .................. 9,950,180 541,090,788
DTE Energy Co. ..................... 2,454,306 336,239,922
NiSource, Inc. ....................... 5,566,617 217,710,391
Public Service Enterprise Group, Inc. ....... 5,901,506 471,707,375
Sempra ........................... 7,502,426 557,205,179
WEC Energy Group, Inc. ................ 3,762,992 412,122,884
3,876,462,351
Office REITs — 0.0%
BXP, Inc. .......................... 1,724,456 109,899,581
Oil, Gas & Consumable Fuels — 3.0%
APA Corp. ......................... 4,380,667 68,075,565
Chevron Corp. ....................... 19,797,087 2,693,591,657
ConocoPhillips ...................... 15,113,116 1,346,880,898
Coterra Energy, Inc. ................... 8,720,765 214,181,988
Devon Energy Corp. ................... 7,784,620 236,730,294
Diamondback Energy, Inc. ............... 2,214,513 292,337,861
EOG Resources, Inc. .................. 6,662,309 735,052,552
EQT Corp. ......................... 7,066,716 349,378,439
Expand Energy Corp. .................. 2,491,072 258,822,381
Exxon Mobil Corp. .................... 51,562,503 5,446,547,192
Hess Corp. ......................... 3,273,932 422,500,925
Kinder Morgan, Inc. ................... 22,905,488 602,414,334
Marathon Petroleum Corp. .............. 3,743,078 514,336,348
Occidental Petroleum Corp. .............. 8,001,081 315,322,602
ONEOK, Inc. ........................ 7,349,122 603,803,864
Phillips 66 .......................... 4,891,867 509,047,680
Targa Resources Corp. ................. 2,582,914 441,420,003
Texas Pacific Land Corp.
(a)
.............. 223,175 287,643,562
Valero Energy Corp. ................... 3,749,927 435,329,026
Williams Cos., Inc. (The) ................ 14,439,393 845,715,248
16,619,132,419
Passenger Airlines — 0.1%
Delta Air Lines, Inc. ................... 7,598,000 316,304,740
Southwest Airlines Co. ................. 7,020,215 196,285,211

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core S&P 500 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines (continued)
United Airlines Holdings, Inc.
(a) (b)
........... 3,897,670 $ 268,237,650
780,827,601
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The) , Class A ...... 2,766,831 165,899,187
Kenvue, Inc. ........................ 22,721,128 536,218,621
702,117,808
Pharmaceuticals — 3.4%
Bristol-Myers Squibb Co. ................ 24,035,310 1,206,572,562
Eli Lilly & Co. ....................... 9,333,253 8,390,127,784
Johnson & Johnson ................... 28,518,866 4,457,783,944
Merck & Co., Inc. ..................... 29,964,245 2,552,953,674
Pfizer, Inc. ......................... 67,127,090 1,638,572,267
Viatris, Inc. ......................... 14,133,837 119,006,908
Zoetis, Inc. , Class A ................... 5,304,278 829,589,079
19,194,606,218
Professional Services — 0.7%
Automatic Data Processing, Inc. ........... 4,819,581 1,448,766,049
Broadridge Financial Solutions, Inc. ........ 1,385,352 335,809,325
Dayforce, Inc.
(a) (b)
..................... 1,883,480 108,996,987
Equifax, Inc.
(a)
....................... 1,468,910 382,107,558
Jacobs Solutions, Inc. .................. 1,451,526 179,698,919
Leidos Holdings, Inc. .................. 1,553,649 228,666,060
Paychex, Inc. ....................... 3,796,189 558,495,326
Paycom Software, Inc. ................. 557,831 126,287,360
Verisk Analytics, Inc. ................... 1,673,293 496,014,244
3,864,841,828
Real Estate Management & Development — 0.1%
(a)(b)
CBRE Group, Inc. , Class A .............. 3,501,204 427,777,105
CoStar Group, Inc. .................... 4,993,853 370,394,077
798,171,182
Residential REITs — 0.3%
AvalonBay Communities, Inc. ............ 1,683,689 353,541,016
Camden Property Trust ................. 1,263,304 143,763,995
Equity Residential .................... 4,045,795 284,257,557
Essex Property Trust, Inc. ............... 761,740 212,639,721
Invitation Homes, Inc. .................. 6,751,996 230,850,743
Mid-America Apartment Communities, Inc. .... 1,385,250 221,155,163
UDR, Inc. .......................... 3,560,681 149,121,320
1,595,329,515
Retail REITs — 0.3%
Federal Realty Investment Trust ........... 913,326 85,870,910
Kimco Realty Corp. ................... 8,048,742 160,813,865
Realty Income Corp. ................... 10,367,232 599,848,044
Regency Centers Corp. ................ 1,933,310 139,546,316
Simon Property Group, Inc. .............. 3,632,956 571,754,615
1,557,833,750
Semiconductors & Semiconductor Equipment — 10.1%
Advanced Micro Devices, Inc.
(b)
........... 19,195,134 1,868,646,295
Analog Devices, Inc. ................... 5,876,476 1,145,442,702
Applied Materials, Inc. ................. 9,626,742 1,450,846,287
Broadcom, Inc. ...................... 55,523,057 10,686,522,781
Enphase Energy, Inc.
(a) (b)
................ 1,569,150 69,968,398
First Solar, Inc.
(a) (b)
.................... 1,268,660 159,622,801
Intel Corp. ......................... 51,290,189 1,030,932,799
KLA Corp. .......................... 1,574,020 1,106,048,114
Lam Research Corp.
(a)
................. 15,205,312 1,089,764,711
Microchip Technology, Inc. ............... 6,363,496 293,229,896
Micron Technology, Inc. ................. 13,197,617 1,015,556,628
Monolithic Power Systems, Inc. ........... 566,438 335,954,378
NVIDIA Corp. ....................... 290,091,351 31,596,749,951
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
NXP Semiconductors NV ............... 3,010,618 $ 554,887,003
ON Semiconductor Corp.
(a) (b)
............. 4,991,797 198,174,341
QUALCOMM, Inc. .................... 13,101,006 1,944,975,351
Skyworks Solutions, Inc. ................ 1,904,097 122,395,355
Teradyne, Inc.
(a)
...................... 1,930,056 143,229,456
Texas Instruments, Inc. ................. 10,783,102 1,725,835,475
56,538,782,722
Software — 10.5%
Adobe, Inc.
(a) (b)
....................... 5,156,262 1,933,495,125
ANSYS, Inc.
(a) (b)
...................... 1,035,984 333,462,530
Autodesk, Inc.
(a) (b)
..................... 2,546,819 698,465,111
Cadence Design Systems, Inc.
(a) (b)
......... 3,248,828 967,306,049
Crowdstrike Holdings, Inc. , Class A
(a) (b)
...... 2,917,604 1,251,272,827
Fair Isaac Corp.
(a) (b)
................... 289,149 575,313,982
Fortinet, Inc.
(a) (b)
...................... 7,535,514 781,884,933
Gen Digital, Inc. ...................... 6,426,706 166,258,884
Intuit, Inc. .......................... 3,315,724 2,080,517,338
Microsoft Corp. ...................... 88,057,654 34,805,668,320
Oracle Corp. ........................ 19,215,932 2,704,065,951
Palantir Technologies, Inc. , Class A
(b)
....... 24,280,774 2,875,814,873
Palo Alto Networks, Inc.
(a) (b)
.............. 7,842,762 1,466,047,501
PTC, Inc.
(a) (b)
........................ 1,423,830 220,650,935
Roper Technologies, Inc.
(a)
............... 1,270,120 711,368,810
Salesforce, Inc. ...................... 11,336,005 3,046,097,903
ServiceNow, Inc.
(b)
.................... 2,440,049 2,330,271,195
Synopsys, Inc.
(a) (b)
.................... 1,831,008 840,450,982
Tyler Technologies, Inc.
(a) (b)
.............. 507,011 275,459,076
Workday, Inc. , Class A
(a) (b)
............... 2,534,878 621,045,110
58,684,917,435
Specialized REITs — 1.0%
American Tower Corp. ................. 5,535,113 1,247,669,821
Crown Castle, Inc. .................... 5,147,734 544,424,348
Digital Realty Trust, Inc. ................ 3,748,215 601,738,436
Equinix, Inc. ........................ 1,152,848 992,313,916
Extra Space Storage, Inc. ............... 2,510,580 367,850,182
Iron Mountain, Inc. .................... 3,477,840 311,857,913
Public Storage ....................... 1,866,834 560,852,939
SBA Communications Corp. ............. 1,273,926 310,073,588
VICI Properties, Inc. ................... 12,492,597 400,012,956
Weyerhaeuser Co. .................... 8,594,586 222,685,723
5,559,479,822
Specialty Retail — 1.9%
AutoZone, Inc.
(a) (b)
.................... 198,814 748,057,556
Best Buy Co., Inc. .................... 2,304,645 153,696,775
CarMax, Inc.
(a) (b)
...................... 1,821,899 117,822,208
Home Depot, Inc. (The) ................ 11,766,637 4,241,754,972
Lowe's Cos., Inc. ..................... 6,688,533 1,495,288,438
O'Reilly Automotive, Inc.
(b)
............... 680,923 963,642,230
Ross Stores, Inc. ..................... 3,908,023 543,215,197
TJX Cos., Inc. (The) ................... 13,315,931 1,713,494,001
Tractor Supply Co. .................... 6,330,371 320,443,380
Ulta Beauty, Inc.
(a) (b)
................... 549,228 217,296,566
Williams-Sonoma, Inc. ................. 1,458,269 225,258,812
10,739,970,135
Technology Hardware, Storage & Peripherals — 7.0%
Apple, Inc. ......................... 177,940,824 37,812,425,100
Dell Technologies, Inc. , Class C ........... 3,695,304 339,081,095
Hewlett Packard Enterprise Co. ........... 15,557,785 252,347,273
HP, Inc. ........................... 11,108,391 284,041,558
NetApp, Inc. ........................ 2,408,274 216,142,591
Sandisk Corp.
(b)
...................... 15 482
Seagate Technology Holdings plc .......... 2,507,143 228,225,227

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core S&P 500 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
Super Micro Computer, Inc.
(a) (b)
............ 5,968,189 $ 190,146,501
Western Digital Corp.
(b)
................. 4,120,102 180,707,674
39,503,117,501
Textiles, Apparel & Luxury Goods — 0.3%
Deckers Outdoor Corp.
(a) (b)
............... 1,797,713 199,240,532
Lululemon Athletica, Inc.
(a) (b)
.............. 1,327,162 359,355,655
NIKE, Inc. , Class B ................... 13,992,160 789,157,824
Ralph Lauren Corp. , Class A ............. 472,311 106,246,359
Tapestry, Inc. ........................ 2,452,166 173,245,528
1,627,245,898
Tobacco — 0.8%
Altria Group, Inc. ..................... 20,075,470 1,187,464,051
Philip Morris International, Inc. ............ 18,417,753 3,156,066,154
4,343,530,205
Trading Companies & Distributors — 0.3%
Fastenal Co. ........................ 6,789,606 549,754,398
United Rentals, Inc. ................... 773,471 488,408,263
WW Grainger, Inc. .................... 525,095 537,860,059
1,576,022,720
Water Utilities — 0.1%
American Water Works Co., Inc. ........... 2,309,815 339,565,903
Wireless Telecommunication Services — 0.3%
T-Mobile US, Inc. ..................... 5,680,096 1,402,699,707
Total Long-Term Investments — 99 .7%
(Cost: $ 545,098,368,912 ) ........................... 559,086,660,392
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.8%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(e)
................... 3,179,394,892 $ 3,180,666,652
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 1,344,328,817 1,344,328,817
Total Short-Term Securities — 0 .8%
(Cost: $ 4,523,557,447 ) ............................ 4,524,995,469
Total Investments — 100 .5%
(Cost: $ 549,621,926,359 ) ........................... 563,611,655,861
Liabilities in Excess of Other Assets — (0.5) % ............. (2,811,377,442)
Net Assets — 100.0% ...............................
$ 560,800,278,419
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 6,066 06/20/25 $ 1,694,537 $ 12,173,223

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Core S&P 500 ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 559,086,660,392 $ — $ — $ 559,086,660,392
Short-Term Securities
Money Market Funds ...................................... 4,524,995,469 — — 4,524,995,469
$ 563,611,655,861 $ — $ — $ 563,611,655,861
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 12,173,223 $ — $ — $ 12,173,223
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
April 30, 2025
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.7%
AAR Corp.
(a)
........................ 861,640 $ 46,063,274
AeroVironment, Inc.
(a) (b)
................. 691,081 104,712,593
AerSale Corp.
(a) (b)
..................... 817,184 5,695,773
Archer Aviation, Inc. , Class A
(a) (b)
........... 7,974,054 66,423,870
Astronics Corp.
(a) (b)
.................... 730,500 16,575,045
Byrna Technologies, Inc.
(a) (b)
.............. 418,692 9,374,514
Cadre Holdings, Inc. ................... 634,707 18,501,709
Ducommun, Inc.
(a)
.................... 328,493 18,829,219
Eve Holding, Inc.
(a) (b)
................... 1,242,045 4,421,680
Intuitive Machines, Inc. , Class A
(a) (b)
......... 1,053,931 8,642,234
Kratos Defense & Security Solutions, Inc.
(a) (b)
.. 3,650,636 123,336,737
Leonardo DRS, Inc. ................... 1,817,194 67,163,490
Mercury Systems, Inc.
(a) (b)
............... 1,285,085 64,254,250
Moog, Inc. , Class A ................... 692,655 115,846,549
National Presto Industries, Inc. ............ 126,051 10,632,402
Park Aerospace Corp. .................. 410,368 5,363,510
Redwire Corp.
(a) (b)
..................... 572,205 6,168,370
Rocket Lab USA, Inc.
(a) (b)
................ 8,705,681 189,696,789
Triumph Group, Inc.
(a) (b)
................. 1,819,667 46,219,542
V2X, Inc.
(a) (b)
........................ 406,203 20,212,661
Virgin Galactic Holdings, Inc.
(a) (b)
........... 636,512 1,839,520
VirTra, Inc.
(a) (b)
....................... 276,680 1,294,862
951,268,593
Air Freight & Logistics — 0.1%
Forward Air Corp.
(a) (b)
.................. 625,717 9,210,554
Hub Group, Inc. , Class A ................ 1,494,446 47,209,549
Radiant Logistics, Inc.
(a)
................ 836,480 4,893,408
61,313,511
Automobile Components — 1.1%
Adient plc
(a)
......................... 2,102,382 26,595,132
American Axle & Manufacturing Holdings, Inc.
(a) (b)
2,930,161 11,193,215
Cooper-Standard Holdings, Inc.
(a) (b)
......... 412,650 6,053,575
Dana, Inc. .......................... 3,229,627 44,375,075
Dorman Products, Inc.
(a)
................ 637,234 72,198,612
Fox Factory Holding Corp.
(a) (b)
............ 1,041,366 21,150,143
Gentherm, Inc.
(a)
..................... 751,450 19,545,214
Goodyear Tire & Rubber Co. (The)
(a) (b)
....... 7,029,860 76,484,877
Holley, Inc.
(a) (b)
....................... 1,070,024 2,300,552
LCI Industries ....................... 612,945 47,245,801
Luminar Technologies, Inc. , Class A
(a) (b)
...... 640,794 2,505,505
Modine Manufacturing Co.
(a) (b)
............ 1,276,250 104,193,050
Patrick Industries, Inc.
(b)
................ 802,002 61,738,114
Phinia, Inc. ......................... 1,031,182 41,401,957
Solid Power, Inc. , Class A
(a) (b)
............. 3,786,351 4,127,123
Standard Motor Products, Inc. ............ 511,193 13,853,330
Stoneridge, Inc.
(a)
..................... 651,124 2,513,339
Visteon Corp.
(a)
...................... 673,276 53,316,726
XPEL, Inc.
(a) (b) (c)
...................... 619,101 17,731,053
628,522,393
Automobiles — 0.0%
Livewire Group, Inc.
(a) (b)
................. 381,078 682,130
Winnebago Industries, Inc. .............. 692,447 22,033,663
22,715,793
Banks — 10.7%
1st Source Corp. ..................... 446,886 26,790,816
ACNB Corp. ........................ 219,509 9,199,622
Amalgamated Financial Corp. ............ 420,734 11,847,869
Amerant Bancorp, Inc. , Class A ........... 897,642 15,116,291
Ameris Bancorp ...................... 1,618,476 94,842,694
Ames National Corp. .................. 244,408 4,242,923
Arrow Financial Corp. .................. 453,101 11,114,568
Security
Shares
Shares Value
Banks (continued)
Associated Banc-Corp. ................. 4,020,218 $ 88,686,009
Atlantic Union Bankshares Corp. .......... 3,269,483 90,564,679
Axos Financial, Inc.
(a)
.................. 1,350,272 85,715,267
Banc of California, Inc. ................. 3,343,874 45,075,422
BancFirst Corp. ...................... 482,604 56,860,403
Bancorp, Inc. (The)
(a) (b)
................. 1,127,852 54,486,530
Bank First Corp. ..................... 237,555 25,936,255
Bank of Hawaii Corp. .................. 967,481 63,960,169
Bank of Marin Bancorp ................. 448,082 9,194,643
Bank of NT Butterfield & Son Ltd. (The) ...... 1,074,816 43,186,107
Bank7 Corp. ........................ 128,571 4,679,984
BankUnited, Inc. ..................... 1,851,606 60,566,032
Bankwell Financial Group, Inc. ............ 186,203 6,314,144
Banner Corp. ....................... 870,587 53,227,689
Bar Harbor Bankshares ................ 429,233 12,722,466
BayCom Corp. ...................... 302,249 7,861,496
BCB Bancorp, Inc. .................... 458,891 3,772,084
Berkshire Hills Bancorp, Inc. ............. 1,139,653 28,297,584
Blue Foundry Bancorp
(a) (b)
............... 583,323 5,448,237
Bridgewater Bancshares, Inc.
(a)
........... 516,630 7,950,936
Brookline Bancorp, Inc. ................. 2,051,121 21,413,703
Burke & Herbert Financial Services Corp. .... 326,815 18,272,227
Business First Bancshares, Inc. ........... 623,935 14,381,702
Byline Bancorp, Inc. ................... 783,386 20,007,678
Cadence Bank ...................... 3,931,458 115,034,461
California Bancorp
(a) (b)
.................. 559,525 7,816,564
Camden National Corp. ................ 412,066 15,872,782
Capital Bancorp, Inc. .................. 266,008 8,403,193
Capital City Bank Group, Inc. ............. 387,830 14,171,308
Capitol Federal Financial, Inc. ............ 2,945,118 16,698,819
Carter Bankshares, Inc.
(a)
............... 610,070 9,340,172
Cathay General Bancorp ................ 1,574,500 65,640,905
Central Pacific Financial Corp. ............ 566,367 14,549,968
Chemung Financial Corp. ............... 94,653 4,196,914
ChoiceOne Financial Services, Inc. ......... 220,700 6,274,501
Citizens & Northern Corp. ............... 417,434 8,035,605
Citizens Financial Services, Inc. ........... 118,591 6,454,908
City Holding Co. ..................... 341,567 39,577,368
Civista Bancshares, Inc. ................ 447,036 10,062,780
CNB Financial Corp. ................... 581,508 12,764,101
Coastal Financial Corp.
(a) (b)
.............. 306,486 25,177,825
Colony Bankcorp, Inc. ................. 505,880 7,851,258
Columbia Financial, Inc.
(a) (b)
.............. 688,812 9,278,298
Community Financial System, Inc. ......... 1,326,919 72,436,508
Community Trust Bancorp, Inc. ........... 392,615 19,222,430
Community West Bancshares ............ 452,382 7,916,685
ConnectOne Bancorp, Inc. .............. 888,296 20,013,309
Customers Bancorp, Inc.
(a)
............... 730,528 36,526,400
CVB Financial Corp. ................... 3,222,132 59,738,327
Dime Community Bancshares, Inc. ......... 981,312 25,209,905
Eagle Bancorp, Inc. ................... 720,218 12,927,913
Eastern Bankshares, Inc. ............... 4,706,032 70,213,997
Enterprise Bancorp, Inc. ................ 266,527 9,914,804
Enterprise Financial Services Corp. ........ 897,043 46,664,177
Equity Bancshares, Inc. , Class A .......... 395,116 15,208,015
Esquire Financial Holdings, Inc. ........... 166,476 13,804,190
ESSA Bancorp, Inc. ................... 210,074 3,886,369
Farmers & Merchants Bancorp, Inc. ........ 350,102 9,162,169
Farmers National Banc Corp. ............. 986,502 12,863,986
FB Financial Corp. .................... 886,069 37,711,097
Fidelity D&D Bancorp, Inc. ............... 126,322 5,113,515
Financial Institutions, Inc. ............... 452,490 11,488,721
First Bancorp ....................... 4,876,555 116,587,754
First Bancorp, Inc. (The) ................ 305,448 7,462,095
First Bank .......................... 564,204 8,113,254

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
First Busey Corp. ..................... 2,002,632 $ 41,634,719
First Business Financial Services, Inc. ....... 222,143 10,693,964
First Commonwealth Financial Corp. ........ 2,438,063 37,351,125
First Community Bankshares, Inc. ......... 457,024 17,220,664
First Financial Bancorp ................. 2,305,678 53,376,446
First Financial Bankshares, Inc. ........... 3,190,893 106,926,824
First Financial Corp. ................... 298,004 14,721,398
First Foundation, Inc.
(b)
................. 1,531,583 7,688,547
First Internet Bancorp .................. 219,981 4,676,796
First Interstate BancSystem, Inc. , Class A .... 1,931,283 50,589,958
First Merchants Corp. .................. 1,434,642 51,130,641
First Mid Bancshares, Inc. ............... 596,297 19,934,209
First of Long Island Corp. (The) ........... 647,715 7,461,677
First Western Financial, Inc.
(a) (b)
........... 212,340 4,478,251
Five Star Bancorp .................... 469,035 12,982,889
Flagstar Financial, Inc.
(b)
................ 6,246,692 73,148,763
Flushing Financial Corp. ................ 800,481 9,581,758
FS Bancorp, Inc. ..................... 192,043 7,508,881
Fulton Financial Corp. .................. 4,388,840 73,205,851
FVCBankcorp, Inc.
(a) (b)
................. 396,854 4,532,073
German American Bancorp, Inc. ........... 694,613 26,332,779
Glacier Bancorp, Inc. .................. 2,803,706 114,279,057
Great Southern Bancorp, Inc. ............. 235,721 12,964,655
Greene County Bancorp, Inc. ............. 183,992 4,093,822
Guaranty Bancshares, Inc. .............. 213,714 8,433,154
Hancock Whitney Corp. ................ 2,143,959 111,678,824
Hanmi Financial Corp. ................. 663,653 15,177,744
HarborOne Bancorp, Inc. ............... 1,023,181 11,582,409
HBT Financial, Inc. .................... 400,488 9,281,309
Heritage Commerce Corp. ............... 1,556,331 14,069,232
Heritage Financial Corp. ................ 760,800 17,361,456
Hilltop Holdings, Inc. ................... 1,139,922 33,661,897
Hingham Institution for Savings (The)
(b)
...... 37,399 9,333,294
Home Bancorp, Inc. ................... 205,395 10,339,584
Home BancShares, Inc. ................ 4,526,594 125,612,983
HomeStreet, Inc.
(a)
.................... 460,572 5,232,098
HomeTrust Bancshares, Inc. ............. 420,672 14,361,742
Hope Bancorp, Inc. ................... 2,904,452 28,957,386
Horizon Bancorp, Inc. .................. 1,085,315 15,932,424
Independent Bank Corp. ................ 1,629,723 80,424,453
International Bancshares Corp. ........... 1,327,708 81,043,296
Investar Holding Corp. ................. 262,829 5,027,919
John Marshall Bancorp, Inc. ............. 310,408 5,335,914
Kearny Financial Corp. ................. 1,433,070 8,971,018
Lakeland Financial Corp. ................ 603,276 33,584,375
LCNB Corp. ........................ 328,518 4,934,340
LINKBANCORP, Inc. .................. 437,772 3,073,159
Live Oak Bancshares, Inc. ............... 855,003 22,349,778
Mercantile Bank Corp. ................. 402,085 17,012,216
Metrocity Bankshares, Inc. .............. 522,633 14,408,992
Metropolitan Bank Holding Corp.
(a) (b)
........ 251,343 15,565,672
Mid Penn Bancorp, Inc. ................. 441,336 12,820,811
Middlefield Banc Corp. ................. 188,600 4,890,398
Midland States Bancorp, Inc. ............. 497,898 8,105,779
MidWestOne Financial Group, Inc. ......... 486,199 13,487,160
MVB Financial Corp. .................. 308,547 5,263,812
National Bank Holdings Corp. , Class A ...... 916,755 33,149,861
National Bankshares, Inc. ............... 156,038 4,021,099
NB Bancorp, Inc.
(a) (b)
................... 928,996 15,932,281
NBT Bancorp, Inc. .................... 1,107,135 46,876,096
Nicolet Bankshares, Inc. ................ 329,048 38,436,097
Northeast Bank ...................... 174,894 14,484,721
Northeast Community Bancorp, Inc. ........ 361,051 8,217,521
Northfield Bancorp, Inc. ................ 1,038,652 10,957,779
Northrim Bancorp, Inc. ................. 143,193 11,496,966
Security
Shares
Shares Value
Banks (continued)
Northwest Bancshares, Inc. .............. 3,121,645 $ 38,552,316
Norwood Financial Corp. ................ 193,485 4,839,060
Oak Valley Bancorp ................... 181,221 4,747,990
OceanFirst Financial Corp. .............. 1,384,488 22,927,121
OFG Bancorp ....................... 1,135,090 44,665,791
Old National Bancorp .................. 7,722,784 159,012,123
Old Second Bancorp, Inc. ............... 1,054,349 16,648,171
Orange County Bancorp, Inc. ............. 276,326 6,557,216
Origin Bancorp, Inc. ................... 727,009 23,293,368
Orrstown Financial Services, Inc. .......... 450,940 13,514,672
Pacific Premier Bancorp, Inc. ............. 2,380,735 48,424,150
Park National Corp. ................... 354,342 53,186,734
Parke Bancorp, Inc. ................... 339,776 6,404,778
Pathward Financial, Inc.
(b)
............... 590,436 46,862,905
PCB Bancorp ....................... 339,221 6,652,124
Peapack-Gladstone Financial Corp. ........ 432,544 11,972,818
Peoples Bancorp of North Carolina, Inc. ..... 127,304 3,516,136
Peoples Bancorp, Inc. ................. 861,372 24,988,402
Peoples Financial Services Corp. .......... 238,768 10,319,553
Pioneer Bancorp, Inc.
(a)
................. 283,218 3,177,706
Plumas Bancorp ..................... 153,214 6,755,205
Ponce Financial Group, Inc.
(a) (b)
........... 486,241 6,257,922
Preferred Bank ...................... 195,351 15,600,731
Primis Financial Corp. .................. 586,013 4,828,747
Princeton Bancorp, Inc. ................. 141,080 4,300,118
Provident Bancorp, Inc.
(a)
............... 340,452 3,779,017
Provident Financial Services, Inc. .......... 2,976,427 48,724,110
QCR Holdings, Inc.
(b)
.................. 397,616 25,825,159
RBB Bancorp ....................... 491,232 7,653,395
Red River Bancshares, Inc. .............. 114,615 6,040,211
Renasant Corp. ...................... 2,295,660 73,621,816
Republic Bancorp, Inc. , Class A ........... 229,663 15,582,635
S&T Bancorp, Inc. .................... 940,534 34,273,059
Seacoast Banking Corp. of Florida ......... 2,057,313 48,778,891
ServisFirst Bancshares, Inc. ............. 1,244,778 88,653,089
Shore Bancshares, Inc. ................. 803,763 11,116,042
Sierra Bancorp ...................... 375,985 9,948,563
Simmons First National Corp. , Class A ...... 3,094,418 57,741,840
SmartFinancial, Inc. ................... 435,196 13,238,662
South Plains Financial, Inc. .............. 342,619 11,549,686
Southern First Bancshares, Inc.
(a)
.......... 204,243 7,252,669
Southern Missouri Bancorp, Inc. ........... 266,795 14,046,757
Southern States Bancshares, Inc. .......... 216,282 7,225,982
Southside Bancshares, Inc. .............. 772,459 21,775,619
SouthState Corp. ..................... 2,411,880 209,302,946
Stellar Bancorp, Inc. ................... 1,160,485 28,965,706
Sterling Bancorp, Inc.
(a) (b) (d)
............... 580,763 6
Stock Yards Bancorp, Inc. ............... 622,400 45,304,496
Texas Capital Bancshares, Inc.
(a) (b)
......... 1,147,407 78,195,787
Third Coast Bancshares, Inc.
(a) (b)
........... 289,216 8,618,637
Timberland Bancorp, Inc. ............... 211,511 6,501,848
Tompkins Financial Corp. ............... 315,016 18,774,954
Towne Bank ........................ 1,724,698 56,828,799
TriCo Bancshares .................... 791,130 30,521,795
Triumph Financial, Inc.
(a) (b)
............... 540,867 28,893,115
TrustCo Bank Corp. ................... 430,057 13,095,236
Trustmark Corp. ..................... 1,531,905 51,395,413
UMB Financial Corp. .................. 1,686,759 159,516,799
United Bankshares, Inc. ................ 3,233,227 110,867,354
United Community Banks, Inc. ............ 2,973,618 82,101,593
Unity Bancorp, Inc. .................... 216,123 8,947,492
Univest Financial Corp. ................. 743,742 21,970,139
USCB Financial Holdings, Inc. , Class A ...... 265,395 4,501,099
Valley National Bancorp ................ 11,691,693 100,548,560
Veritex Holdings, Inc. .................. 1,286,723 29,954,911

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Virginia National Bankshares Corp. ......... 121,382 $ 4,464,430
WaFd, Inc. ......................... 2,033,085 58,003,915
Washington Trust Bancorp, Inc. ........... 445,917 12,307,309
WesBanco, Inc. ...................... 2,090,470 62,254,197
West Bancorp, Inc. .................... 461,039 8,946,462
Westamerica Bancorp ................. 626,502 30,341,492
WSFS Financial Corp. ................. 1,496,334 77,136,018
6,181,619,942
Beverages — 0.4%
MGP Ingredients, Inc.
(b)
................. 353,326 10,412,517
National Beverage Corp. ................ 573,613 25,468,417
Primo Brands Corp. , Class A
(b)
............ 4,929,672 161,052,384
Vita Coco Co., Inc. (The)
(a) (b)
............. 964,265 31,868,959
228,802,277
Biotechnology — 8.7%
2seventy bio, Inc.
(a) (b)
.................. 1,229,951 6,137,455
4D Molecular Therapeutics, Inc.
(a) (b)
......... 1,144,088 3,855,577
89bio, Inc.
(a) (b)
....................... 2,772,252 22,233,461
Absci Corp.
(a) (b)
...................... 2,008,566 6,166,298
ACADIA Pharmaceuticals, Inc.
(a) (b)
.......... 2,951,488 43,091,725
ACELYRIN, Inc.
(a) (b)
................... 1,795,648 4,435,251
Achieve Life Sciences, Inc.
(a) (b)
............ 790,629 2,055,635
Acrivon Therapeutics, Inc.
(a) (b)
............. 268,181 375,453
Actinium Pharmaceuticals, Inc.
(a) (b)
......... 740,053 1,124,881
Acumen Pharmaceuticals, Inc.
(a) (b)
.......... 959,491 1,084,225
ADC Therapeutics SA
(a) (b)
............... 1,901,954 2,719,794
ADMA Biologics, Inc.
(a)
................. 5,662,035 134,756,433
Adverum Biotechnologies, Inc.
(a) (b)
.......... 517,031 1,685,521
Aerovate Therapeutics, Inc.
(b)
............. 12,238 116,260
Agenus, Inc.
(a) (b)
...................... 629,647 1,819,680
Agios Pharmaceuticals, Inc.
(a) (b)
........... 1,394,592 41,405,436
Akebia Therapeutics, Inc.
(a) (b)
............. 5,404,494 13,024,831
Akero Therapeutics, Inc.
(a) (b)
.............. 1,837,269 83,797,839
Aldeyra Therapeutics, Inc.
(a) (b)
............. 1,232,670 3,266,576
Alector, Inc.
(a) (b)
...................... 1,995,219 2,394,263
Alkermes plc
(a) (b)
...................... 3,977,101 114,421,196
Allogene Therapeutics, Inc.
(a) (b)
............ 3,153,081 5,297,176
Altimmune, Inc.
(a) (b)
.................... 1,785,185 9,372,221
ALX Oncology Holdings, Inc.
(a) (b)
........... 824,665 445,319
Amicus Therapeutics, Inc.
(a) (b)
............. 7,208,850 55,363,968
AnaptysBio, Inc.
(a) (b)
................... 538,937 11,975,180
Anavex Life Sciences Corp.
(a) (b)
........... 1,850,391 17,578,714
Anika Therapeutics, Inc.
(a)
............... 295,835 4,298,483
Annexon, Inc.
(a) (b)
..................... 2,419,114 4,499,552
Apogee Therapeutics, Inc.
(a) (b)
............ 932,852 36,614,441
Applied Therapeutics, Inc.
(a) (b)
............. 2,809,507 1,149,650
Arbutus Biopharma Corp.
(a) (b)
............. 3,555,103 12,620,616
Arcellx, Inc.
(a) (b)
...................... 1,077,012 69,951,929
Arcturus Therapeutics Holdings, Inc.
(a) (b)
...... 581,577 7,450,001
Arcus Biosciences, Inc.
(a)
................ 1,346,534 11,782,172
Arcutis Biotherapeutics, Inc.
(a) (b)
........... 2,650,755 39,522,757
Ardelyx, Inc.
(a) (b)
...................... 5,810,370 31,986,087
ArriVent Biopharma, Inc.
(a) (b)
.............. 700,134 14,884,849
Arrowhead Pharmaceuticals, Inc.
(a)
......... 2,948,056 40,948,498
ARS Pharmaceuticals, Inc.
(a) (b)
............ 1,216,763 16,998,179
Artiva Biotherapeutics, Inc.
(a) (b)
............ 415,812 993,791
Astria Therapeutics, Inc.
(a) (b)
.............. 1,123,808 5,798,849
Atossa Therapeutics, Inc.
(a) (b)
............. 3,107,618 2,790,330
Aura Biosciences, Inc.
(a) (b)
............... 1,136,077 6,623,329
Aurinia Pharmaceuticals, Inc.
(a) (b)
.......... 3,312,015 27,291,004
Avidity Biosciences, Inc.
(a) (b)
.............. 2,803,598 91,537,475
Avita Medical, Inc.
(a) (b)
.................. 624,554 6,051,928
Beam Therapeutics, Inc.
(a) (b)
.............. 2,256,782 44,977,665
Security
Shares
Shares Value
Biotechnology (continued)
Bicara Therapeutics, Inc.
(a) (b)
............. 479,793 $ 6,894,625
BioCryst Pharmaceuticals, Inc.
(a) (b)
......... 5,060,464 44,785,106
Biohaven Ltd.
(a) (b)
..................... 2,122,689 46,953,881
Biomea Fusion, Inc.
(a) (b)
................. 683,678 1,435,724
Black Diamond Therapeutics, Inc.
(a) (b)
....... 979,574 1,665,276
Bluebird Bio, Inc.
(a) (b)
................... 239,802 978,392
Blueprint Medicines Corp.
(a) (b)
............. 1,568,559 140,386,030
Boundless Bio, Inc.
(a) (b)
................. 269,543 474,396
Bridgebio Pharma, Inc.
(a) (b)
............... 3,465,555 132,938,690
C4 Therapeutics, Inc.
(a) (b)
................ 1,512,380 2,480,303
Cabaletta Bio, Inc.
(a) (b)
.................. 1,156,862 1,527,058
CAMP4 Therapeutics Corp.
(a) (b)
............ 133,716 236,677
Candel Therapeutics, Inc.
(a) (b)
............. 689,795 3,386,893
Capricor Therapeutics, Inc.
(a) (b)
............ 899,031 11,417,694
Cardiff Oncology, Inc.
(a) (b)
................ 1,452,291 3,979,277
CareDx, Inc.
(a) (b)
...................... 1,268,171 21,406,726
Cargo Therapeutics, Inc.
(a) (b)
.............. 837,505 3,827,398
Caribou Biosciences, Inc.
(a) (b)
............. 2,072,165 1,763,205
Cartesian Therapeutics, Inc.
(a) (b)
........... 251,322 3,015,864
Catalyst Pharmaceuticals, Inc.
(a)
........... 2,781,805 67,570,043
Celcuity, Inc.
(a) (b)
...................... 792,385 8,827,169
Celldex Therapeutics, Inc.
(a) (b)
............. 1,583,906 32,992,762
Century Therapeutics, Inc.
(a) (b)
............ 976,488 528,866
CervoMed, Inc.
(a) (b)
.................... 149,067 1,350,547
CG oncology, Inc.
(a) (b)
.................. 1,331,675 35,875,325
Cibus, Inc. , Class A
(a) (b)
................. 363,618 781,779
Climb Bio, Inc.
(a) (b)
.................... 688,045 921,980
Cogent Biosciences, Inc.
(a) (b)
............. 2,257,860 11,763,451
Coherus Biosciences, Inc.
(a) (b)
............. 2,708,203 2,789,449
Compass Therapeutics, Inc.
(a) (b)
........... 2,572,665 4,785,157
Corbus Pharmaceuticals Holdings, Inc.
(a) (b)
.... 290,047 2,166,651
Crinetics Pharmaceuticals, Inc.
(a) (b)
......... 2,258,789 75,420,965
Cullinan Therapeutics, Inc.
(a)
............. 1,304,826 10,803,959
Cytokinetics, Inc.
(a) (b)
................... 2,818,686 120,752,508
Day One Biopharmaceuticals, Inc.
(a) (b)
....... 1,323,293 10,295,220
Denali Therapeutics, Inc.
(a) (b)
............. 3,061,857 50,979,919
Design Therapeutics, Inc.
(a) (b)
............. 769,488 3,739,712
Dianthus Therapeutics, Inc.
(a) (b)
............ 587,952 12,846,751
Disc Medicine, Inc.
(a) (b)
................. 561,612 27,754,865
Dynavax Technologies Corp.
(a) (b)
........... 3,241,553 38,088,248
Dyne Therapeutics, Inc.
(a) (b)
.............. 2,056,798 24,249,648
Editas Medicine, Inc.
(a) (b)
................ 2,046,696 3,377,048
Elevation Oncology, Inc.
(a) (b)
.............. 1,251,900 465,206
Enanta Pharmaceuticals, Inc.
(a) (b)
.......... 498,675 3,036,931
Entrada Therapeutics, Inc.
(a) (b)
............ 603,616 5,511,014
Erasca, Inc.
(a) (b)
...................... 4,455,549 6,505,102
Fate Therapeutics, Inc.
(a) (b)
............... 2,447,468 3,132,759
Fennec Pharmaceuticals, Inc.
(a) (b)
.......... 565,730 3,417,009
Fibrobiologics, Inc.
(a) (b)
.................. 596,770 668,382
Foghorn Therapeutics, Inc.
(a) (b)
............ 587,969 2,469,470
Galectin Therapeutics, Inc.
(a) (b)
............ 353,741 484,625
Generation Bio Co.
(a) (b)
................. 1,187,851 514,458
Geron Corp.
(a) (b)
...................... 14,484,451 20,423,076
Greenwich Lifesciences, Inc.
(a) (b)
........... 134,658 1,360,046
Gyre Therapeutics, Inc.
(a) (b)
.............. 160,527 1,566,744
Halozyme Therapeutics, Inc.
(a) (b)
........... 3,077,493 189,019,620
Heron Therapeutics, Inc.
(a) (b)
.............. 2,896,114 7,008,596
HilleVax, Inc.
(a) (b)
..................... 768,163 1,490,236
Humacyte, Inc.
(a) (b)
.................... 2,373,127 3,441,034
Ideaya Biosciences, Inc.
(a) (b)
.............. 2,117,987 42,635,078
IGM Biosciences, Inc.
(a) (b)
............... 381,705 528,661
ImmunityBio, Inc.
(a) (b)
................... 3,744,168 9,397,862
Immunome, Inc.
(a) (b)
................... 1,743,510 15,325,453
Immunovant, Inc.
(a) (b)
.................... 1,426,455 23,037,248
Inhibrx Biosciences, Inc.
(a) (b)
.............. 284,229 3,504,544

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Inmune Bio, Inc.
(a) (b)
................... 325,200 $ 2,556,072
Inovio Pharmaceuticals, Inc.
(a) (b)
........... 836,632 1,623,066
Inozyme Pharma, Inc.
(a) (b)
............... 1,267,104 1,457,170
Insmed, Inc.
(a) (b)
...................... 4,250,174 306,012,528
Intellia Therapeutics, Inc.
(a) (b)
............. 2,522,345 22,373,200
Invivyd, Inc.
(a) (b)
...................... 2,121,107 1,336,722
Iovance Biotherapeutics, Inc.
(a) (b)
........... 6,792,540 24,385,219
Ironwood Pharmaceuticals, Inc. , Class A
(a) (b)
... 3,602,936 3,359,017
iTeos Therapeutics, Inc.
(a) (b)
.............. 671,418 4,867,781
Janux Therapeutics, Inc.
(a) (b)
.............. 780,153 25,901,080
Jasper Therapeutics, Inc.
(a) (b)
............. 281,987 1,548,109
KalVista Pharmaceuticals, Inc.
(a) (b)
.......... 964,570 13,282,129
Keros Therapeutics, Inc.
(a) (b)
.............. 818,015 11,812,137
Kiniksa Pharmaceuticals International plc
(a) (b)
.. 950,219 25,627,406
Kodiak Sciences, Inc.
(a) (b)
................ 827,511 3,607,948
Korro Bio, Inc.
(a) (b)
..................... 150,275 2,667,381
Krystal Biotech, Inc.
(a) (b)
................. 611,856 103,942,097
Kura Oncology, Inc.
(a) (b)
................. 1,817,110 11,920,242
Kymera Therapeutics, Inc.
(a) (b)
............ 1,154,914 39,578,903
Kyverna Therapeutics, Inc.
(a) (b)
............ 585,127 1,351,643
Larimar Therapeutics, Inc.
(a) (b)
............. 1,042,129 2,761,642
Lexeo Therapeutics, Inc.
(a) (b)
.............. 623,125 2,448,881
Lexicon Pharmaceuticals, Inc.
(a) (b)
.......... 2,840,777 2,076,040
Lineage Cell Therapeutics, Inc.
(a) (b)
......... 4,225,581 2,108,565
Lyell Immunopharma, Inc.
(a) (b)
............. 4,075,860 1,936,849
MacroGenics, Inc.
(a)
................... 1,510,826 2,621,283
Madrigal Pharmaceuticals, Inc.
(a) (b)
......... 443,250 148,005,607
MannKind Corp.
(a)
.................... 6,641,562 33,473,472
MeiraGTx Holdings plc
(a) (b)
............... 1,161,423 8,234,489
Mersana Therapeutics, Inc.
(a) (b)
............ 2,325,933 1,006,896
Metagenomi, Inc.
(a) (b)
................... 642,146 1,110,913
Metsera, Inc.
(a) (b)
..................... 387,125 9,333,584
MiMedx Group, Inc.
(a) (b)
................. 2,922,618 20,107,612
Mineralys Therapeutics, Inc.
(a) (b)
........... 711,734 10,113,740
Mirum Pharmaceuticals, Inc.
(a) (b)
........... 980,281 42,593,209
Monte Rosa Therapeutics, Inc.
(a) (b)
......... 1,014,134 4,979,398
Myriad Genetics, Inc.
(a)
................. 2,209,060 16,369,135
Neurogene, Inc.
(a) (b)
................... 308,063 4,620,945
Nkarta, Inc.
(a) (b)
...................... 1,305,584 2,767,838
Novavax, Inc.
(a) (b)
..................... 3,818,176 25,467,234
Nurix Therapeutics, Inc.
(a) (b)
.............. 1,860,293 21,449,178
Nuvalent, Inc. , Class A
(a) (b)
............... 868,254 66,638,495
Ocugen, Inc.
(a) (b)
...................... 7,036,162 5,257,420
Olema Pharmaceuticals, Inc.
(a) (b)
........... 1,007,347 5,197,911
Organogenesis Holdings, Inc. , Class A
(a) (b)
.... 1,725,943 8,474,380
ORIC Pharmaceuticals, Inc.
(a) (b)
........... 1,535,423 8,767,265
Outlook Therapeutics, Inc.
(a) (b)
............ 505,906 794,272
Ovid therapeutics, Inc.
(a)
................ 1,528,488 499,968
PDL BioPharma, Inc.
(a) (d)
................ 11,853 —
PepGen, Inc.
(a) (b)
..................... 377,195 592,196
Perspective Therapeutics, Inc.
(a) (b)
.......... 1,325,394 3,247,215
Praxis Precision Medicines, Inc.
(a) (b)
......... 429,921 16,182,226
Precigen, Inc.
(a) (b)
..................... 3,330,564 5,195,680
Prelude Therapeutics, Inc.
(a) (b)
............ 340,954 327,214
Prime Medicine, Inc.
(a) (b)
................ 1,389,285 2,403,463
ProKidney Corp. , Class A
(a) (b)
............. 2,545,630 2,254,410
Protagonist Therapeutics, Inc.
(a) (b)
.......... 1,467,921 67,260,140
Prothena Corp. plc
(a) (b)
.................. 1,058,306 9,736,415
PTC Therapeutics, Inc.
(a) (b)
............... 1,879,320 93,665,309
Puma Biotechnology, Inc.
(a) (b)
............. 1,027,537 3,267,568
Pyxis Oncology, Inc.
(a) (b)
................. 1,170,884 1,287,972
Q32 Bio, Inc.
(a) (b)
..................... 156,848 250,957
RAPT Therapeutics, Inc.
(a) (b)
.............. 694,992 644,119
Recursion Pharmaceuticals, Inc. , Class A
(a) (b)
.. 6,219,415 34,766,530
REGENXBIO, Inc.
(a) (b)
.................. 1,147,754 11,029,916
Security
Shares
Shares Value
Biotechnology (continued)
Regulus Therapeutics, Inc.
(a) (b)
............ 1,538,436 $ 12,276,719
Relay Therapeutics, Inc.
(a) (b)
.............. 3,083,185 10,267,006
Renovaro, Inc.
(a) (b)
.................... 2,732,533 982,892
Replimune Group, Inc.
(a) (b)
............... 1,703,016 16,655,496
Revolution Medicines, Inc.
(a) (b)
............ 4,195,584 169,417,682
Rhythm Pharmaceuticals, Inc.
(a) (b)
.......... 1,348,929 87,936,682
Rigel Pharmaceuticals, Inc.
(a)
............. 434,056 8,490,135
Rocket Pharmaceuticals, Inc.
(a) (b)
.......... 1,918,779 14,640,284
Sage Therapeutics, Inc.
(a) (b)
.............. 1,354,405 9,873,612
Sana Biotechnology, Inc.
(a) (b)
............. 3,272,371 6,217,505
Savara, Inc.
(a) (b)
...................... 2,986,008 9,555,226
Scholar Rock Holding Corp.
(a) (b)
........... 1,983,744 65,285,015
Sera Prognostics, Inc. , Class A
(a) (b)
......... 663,349 1,950,246
Shattuck Labs, Inc.
(a) (b)
................. 971,321 960,636
Skye Bioscience, Inc.
(a) (b)
................ 424,782 926,025
Soleno Therapeutics, Inc.
(a) (b)
............. 632,070 47,316,760
Solid Biosciences, Inc.
(a) (b)
............... 641,099 2,122,038
SpringWorks Therapeutics, Inc.
(a) (b)
......... 1,694,201 78,441,506
Spyre Therapeutics, Inc.
(a) (b)
.............. 990,491 15,085,178
Stoke Therapeutics, Inc.
(a) (b)
.............. 888,355 8,670,345
Summit Therapeutics, Inc.
(a) (b)
............. 2,275,117 54,875,822
Sutro Biopharma, Inc.
(a) (b)
............... 1,991,457 2,091,030
Syndax Pharmaceuticals, Inc.
(a) (b)
.......... 2,006,698 28,394,777
Tango Therapeutics, Inc.
(a) (b)
.............. 1,167,680 1,646,429
Taysha Gene Therapies, Inc.
(a) (b)
........... 4,273,718 8,291,013
Tenaya Therapeutics, Inc.
(a) (b)
............. 1,358,645 645,356
TG Therapeutics, Inc.
(a) (b)
................ 3,438,929 156,505,659
Tourmaline Bio, Inc.
(a) (b)
................. 567,609 9,768,551
Travere Therapeutics, Inc.
(a) (b)
............ 2,085,534 43,399,963
TScan Therapeutics, Inc.
(a) (b)
............. 920,047 1,476,675
Twist Bioscience Corp.
(a) (b)
............... 1,466,530 56,197,430
Tyra Biosciences, Inc.
(a) (b)
............... 484,733 4,992,750
Upstream Bio, Inc.
(a) (b)
.................. 425,915 3,943,973
UroGen Pharma Ltd.
(a) (b)
................ 931,256 10,839,820
Vanda Pharmaceuticals, Inc.
(a) (b)
........... 1,396,243 6,297,056
Vaxcyte, Inc.
(a) (b)
...................... 3,066,343 109,897,733
Vera Therapeutics, Inc. , Class A
(a) (b)
......... 1,115,028 26,058,204
Veracyte, Inc.
(a) (b)
..................... 1,922,546 58,637,653
Verastem, Inc.
(a) (b)
..................... 961,659 7,202,826
Vericel Corp.
(a) (b)
...................... 1,212,253 46,089,859
Verve Therapeutics, Inc.
(a) (b)
.............. 1,741,874 9,876,426
Vir Biotechnology, Inc.
(a) (b)
............... 2,230,875 13,652,955
Viridian Therapeutics, Inc.
(a) (b)
............. 1,840,924 24,944,520
Voyager Therapeutics, Inc.
(a) (b)
............ 1,105,852 3,936,833
Werewolf Therapeutics, Inc.
(a) (b)
........... 643,537 580,663
X4 Pharmaceuticals, Inc.
(a) (b)
............. 150,905 650,401
XBiotech, Inc.
(a) (b)
..................... 428,902 1,303,862
Xencor, Inc.
(a) (b)
...................... 1,657,110 18,261,352
XOMA Royalty Corp.
(a) (b)
................ 183,844 4,419,610
Y-mAbs Therapeutics, Inc.
(a) (b)
............ 905,132 3,846,811
Zenas Biopharma, Inc.
(a) (b)
............... 347,826 4,027,825
Zentalis Pharmaceuticals, Inc.
(a) (b)
.......... 1,471,832 2,090,001
Zura Bio Ltd. , Class A
(a) (b)
............... 1,088,230 1,675,874
Zymeworks, Inc.
(a) (b)
................... 1,341,662 17,455,023
5,023,513,468
Broadline Retail — 0.0%
(a)(b)
1stdibs.com, Inc. ..................... 530,837 1,311,168
Groupon, Inc. ....................... 576,635 10,500,523
Savers Value Village, Inc. ............... 574,778 5,512,121
17,323,812
Building Products — 1.4%
American Woodmark Corp.
(a) (b)
............ 374,140 22,074,260
Apogee Enterprises, Inc. ................ 539,332 21,395,300

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products (continued)
AZZ, Inc. .......................... 717,909 $ 62,285,785
Caesarstone Ltd.
(a) (b)
................... 402,011 1,041,208
CSW Industrials, Inc.
(b)
................. 412,141 128,785,820
Gibraltar Industries, Inc.
(a) (b)
.............. 752,382 39,838,627
Griffon Corp. ........................ 973,645 66,314,961
Insteel Industries, Inc. .................. 453,245 15,369,538
Janus International Group, Inc.
(a) (b)
......... 3,397,380 23,373,974
JELD-WEN Holding, Inc.
(a) (b)
.............. 2,078,007 11,470,598
Masterbrand, Inc.
(a)
................... 3,127,080 37,994,022
Quanex Building Products Corp. ........... 1,163,247 19,123,781
Resideo Technologies, Inc.
(a) (b)
............ 3,622,924 60,792,665
Tecnoglass, Inc. ...................... 555,973 39,624,196
UFP Industries, Inc. ................... 1,479,062 146,205,279
Zurn Elkay Water Solutions Corp. .......... 3,551,100 120,595,356
816,285,370
Capital Markets — 1.9%
Acadian Asset Management, Inc. .......... 669,739 18,042,769
AlTi Global, Inc. , Class A
(a) (b)
............. 826,056 2,833,372
Artisan Partners Asset Management, Inc. , Class
A ............................. 1,625,092 60,095,902
B Riley Financial, Inc.
(b)
................. 575,746 1,686,936
BGC Group, Inc. , Class A ............... 8,446,764 76,527,682
Cohen & Steers, Inc. .................. 688,736 52,564,332
Diamond Hill Investment Group, Inc. ........ 70,782 8,917,116
DigitalBridge Group, Inc. , Class A
(b)
......... 3,962,301 33,283,328
Donnelley Financial Solutions, Inc.
(a) (b)
....... 695,416 33,519,051
Forge Global Holdings, Inc.
(a) (b)
............ 192,495 2,789,253
GCM Grosvenor, Inc. , Class A ............ 1,134,373 14,225,037
Hamilton Lane, Inc. , Class A ............. 990,690 153,051,698
MarketWise, Inc. ..................... 54,664 745,617
Moelis & Co. , Class A .................. 1,470,957 78,813,876
Open Lending Corp. , Class A
(a) (b)
.......... 2,520,857 3,125,863
P10, Inc. , Class A .................... 999,096 11,059,993
Patria Investments Ltd. , Class A ........... 1,465,847 15,362,077
Perella Weinberg Partners , Class C ........ 1,301,302 22,343,355
Piper Sandler Cos. .................... 435,205 104,936,630
PJT Partners, Inc. , Class A
(b)
............. 584,927 82,890,005
Silvercrest Asset Management Group, Inc. , Class
A ............................. 266,644 4,079,653
StepStone Group, Inc. , Class A ........... 1,655,107 82,771,901
StoneX Group, Inc.
(a) (b)
................. 1,089,866 96,523,982
Value Line, Inc. ...................... 21,170 865,853
Victory Capital Holdings, Inc. , Class A ....... 1,034,410 59,261,349
Virtus Investment Partners, Inc. ........... 169,970 26,105,692
WisdomTree, Inc. ..................... 3,378,375 29,391,862
1,075,814,184
Chemicals — 1.6%
AdvanSix, Inc. ....................... 645,956 13,836,378
American Vanguard Corp. ............... 630,427 2,660,402
Arq, Inc.
(a) (b)
......................... 713,200 2,703,028
ASP Isotopes, Inc.
(a) (b)
.................. 1,364,654 7,205,373
Aspen Aerogels, Inc.
(a) (b)
................ 1,514,135 8,176,329
Avient Corp. ........................ 2,250,979 74,980,111
Balchem Corp. ...................... 795,214 124,490,752
Cabot Corp. ........................ 1,315,207 103,296,358
Core Molding Technologies, Inc.
(a) (b)
......... 173,214 2,664,031
Ecovyst, Inc.
(a) (b)
...................... 2,854,601 17,070,514
Hawkins, Inc. ....................... 476,309 58,004,910
HB Fuller Co. ....................... 1,349,053 72,902,824
Ingevity Corp.
(a) (b)
..................... 901,127 29,719,168
Innospec, Inc. ....................... 612,623 54,817,506
Intrepid Potash, Inc.
(a)
.................. 273,052 9,021,638
Koppers Holdings, Inc. ................. 488,582 12,243,865
Security
Shares
Shares Value
Chemicals (continued)
Kronos Worldwide, Inc. ................. 556,836 $ 4,293,206
LSB Industries, Inc.
(a) (b)
................. 1,331,414 8,494,421
Mativ Holdings, Inc. ................... 1,372,164 7,011,758
Minerals Technologies, Inc. .............. 787,177 40,610,461
Northern Technologies International Corp. .... 143,760 1,071,012
Orion SA .......................... 1,420,642 17,104,530
Perimeter Solutions, Inc.
(a) (b)
.............. 3,291,339 33,341,264
PureCycle Technologies, Inc.
(a) (b)
........... 3,068,044 20,586,575
Quaker Chemical Corp. ................ 342,713 36,307,015
Rayonier Advanced Materials, Inc.
(a)
........ 1,610,901 6,862,438
Sensient Technologies Corp. ............. 1,031,464 96,906,043
Stepan Co. ......................... 527,055 26,647,901
Tronox Holdings plc ................... 2,956,593 15,995,168
Valhi, Inc. .......................... 69,372 1,195,973
910,220,952
Commercial Services & Supplies — 1.9%
ABM Industries, Inc. ................... 1,536,873 74,907,190
ACCO Brands Corp. ................... 2,271,903 8,769,546
ACV Auctions, Inc. , Class A
(a) (b)
............ 3,652,335 53,652,801
BrightView Holdings, Inc.
(a) (b)
............. 1,489,300 20,433,196
Brink's Co. (The) ..................... 1,085,445 96,865,112
Casella Waste Systems, Inc. , Class A
(a) (b)
..... 1,530,569 179,765,329
CECO Environmental Corp.
(a) (b)
........... 720,391 17,138,102
Cimpress plc
(a) (b)
..................... 418,924 17,603,186
CompX International, Inc. ............... 30,236 822,419
CoreCivic, Inc.
(a)
..................... 2,692,845 60,966,011
Deluxe Corp. ........................ 1,109,860 16,203,956
Driven Brands Holdings, Inc.
(a) (b)
........... 1,472,732 24,329,533
Ennis, Inc. ......................... 585,479 10,509,348
Enviri Corp.
(a) (b)
...................... 1,959,785 13,463,723
GEO Group, Inc. (The)
(a)
................ 3,141,475 98,265,338
Healthcare Services Group, Inc.
(a)
.......... 1,809,866 25,718,196
HNI Corp. .......................... 1,192,808 50,455,778
Interface, Inc. ....................... 1,418,040 26,659,152
LanzaTech Global, Inc.
(a) (b)
............... 3,097,862 758,357
Liquidity Services, Inc.
(a) (b)
............... 529,514 16,827,955
Matthews International Corp. , Class A ....... 726,251 14,851,833
MillerKnoll, Inc. ...................... 1,697,902 27,845,593
Montrose Environmental Group, Inc.
(a) (b)
...... 779,124 11,398,584
NL Industries, Inc. .................... 201,463 1,728,553
OPENLANE, Inc.
(a)
.................... 2,625,553 48,598,986
Perma-Fix Environmental Services, Inc.
(a) (b)
... 386,355 3,168,111
Pitney Bowes, Inc. .................... 2,824,683 24,518,248
Pursuit Attractions & Hospitality, Inc.
(a) (b)
...... 506,531 14,836,293
Quad/Graphics, Inc. , Class A ............. 775,768 3,700,413
Quest Resource Holding Corp.
(a) (b)
......... 299,009 705,661
Steelcase, Inc. , Class A ................ 2,304,787 22,863,487
UniFirst Corp. ....................... 372,235 66,432,780
Virco Mfg. Corp.
(b)
.................... 275,327 2,530,255
VSE Corp.
(b)
........................ 434,776 49,790,548
1,107,083,573
Communications Equipment — 0.6%
(a)
ADTRAN Holdings, Inc. ................ 1,962,119 15,029,832
Applied Optoelectronics, Inc.
(b)
............ 1,080,152 13,815,144
Aviat Networks, Inc.
(b)
.................. 281,238 4,938,539
Calix, Inc. .......................... 1,468,997 60,096,667
Clearfield, Inc.
(b)
...................... 300,851 8,625,398
CommScope Holding Co., Inc.
(b)
........... 5,332,396 19,943,161
Digi International, Inc. .................. 897,064 24,400,141
Extreme Networks, Inc. ................. 3,204,211 42,167,417
Harmonic, Inc. ....................... 2,736,782 24,576,302
NETGEAR, Inc.
(b)
..................... 700,817 16,903,706
NetScout Systems, Inc.
(b)
............... 1,715,143 36,052,306

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Communications Equipment (continued)
Ribbon Communications, Inc.
(b)
........... 2,291,128 $ 7,354,521
Viasat, Inc.
(b)
........................ 3,057,634 28,344,267
Viavi Solutions, Inc.
(b)
.................. 5,448,652 57,646,738
359,894,139
Construction & Engineering — 1.7%
Ameresco, Inc. , Class A
(a) (b)
.............. 801,431 8,519,212
Arcosa, Inc.
(b)
....................... 1,195,767 95,745,064
Argan, Inc. ......................... 311,766 47,740,728
Bowman Consulting Group Ltd.
(a) (b)
......... 324,686 7,182,054
Centuri Holdings, Inc.
(a) (b)
................ 417,439 7,497,204
Concrete Pumping Holdings, Inc. .......... 565,713 3,394,278
Construction Partners, Inc. , Class A
(a) (b)
...... 1,139,608 93,607,401
Dycom Industries, Inc.
(a) (b)
............... 700,641 117,392,400
Fluor Corp.
(a)
........................ 4,227,269 147,489,415
Granite Construction, Inc. ............... 1,088,715 88,501,642
Great Lakes Dredge & Dock Corp.
(a)
........ 1,635,350 14,865,331
IES Holdings, Inc.
(a) (b)
.................. 203,612 40,046,408
Limbach Holdings, Inc.
(a) (b)
............... 252,403 24,165,063
Matrix Service Co.
(a) (b)
.................. 665,183 7,716,123
MYR Group, Inc.
(a)
.................... 395,076 48,325,696
Northwest Pipe Co.
(a)
.................. 234,616 9,938,334
Orion Group Holdings, Inc.
(a)
............. 902,966 5,769,953
Primoris Services Corp. ................ 1,326,019 79,521,359
Southland Holdings, Inc.
(a) (b)
.............. 126,840 410,962
Sterling Infrastructure, Inc.
(a) (b)
............ 736,477 110,051,758
Tutor Perini Corp.
(a) (b)
.................. 1,072,330 23,012,202
980,892,587
Construction Materials — 0.3%
Knife River Corp.
(a) (b)
................... 1,404,443 131,146,887
Smith-Midland Corp.
(a) (b)
................ 105,164 3,153,869
United States Lime & Minerals, Inc. ......... 259,837 24,297,358
158,598,114
Consumer Finance — 1.0%
Atlanticus Holdings Corp.
(a) (b)
............. 143,675 7,876,263
Bread Financial Holdings, Inc. ............ 642,741 30,498,060
Consumer Portfolio Services, Inc.
(a)
......... 200,415 1,849,830
Dave, Inc. , Class A
(a) (b)
................. 196,273 18,610,606
Encore Capital Group, Inc.
(a) (b)
............ 568,602 19,559,909
Enova International, Inc.
(a)
............... 639,090 58,662,071
FirstCash Holdings, Inc. ................ 951,598 127,476,068
Green Dot Corp. , Class A
(a)
.............. 1,284,273 10,749,365
LendingClub Corp.
(a)
................... 2,779,058 27,151,397
LendingTree, Inc.
(a)
.................... 254,504 13,129,861
Medallion Financial Corp. ............... 497,889 4,381,423
Navient Corp. ....................... 1,889,641 23,393,756
Nelnet, Inc. , Class A ................... 355,873 37,754,567
NerdWallet, Inc. , Class A
(a) (b)
............. 886,908 7,946,696
OppFi, Inc. , Class A ................... 485,782 4,542,062
PRA Group, Inc.
(a) (b)
................... 970,347 17,757,350
PROG Holdings, Inc. .................. 1,021,459 26,925,659
Regional Management Corp. ............. 226,278 7,451,335
Upstart Holdings, Inc.
(a) (b)
................ 1,976,093 94,457,245
World Acceptance Corp.
(a) (b)
.............. 87,557 11,305,360
551,478,883
Consumer Staples Distribution & Retail — 1.2%
Andersons, Inc. (The) .................. 820,687 30,948,107
Chefs' Warehouse, Inc. (The)
(a) (b)
.......... 875,979 49,904,524
Guardian Pharmacy Services, Inc. , Class A
(a) (b)
. 195,583 4,897,398
HF Foods Group, Inc.
(a) (b)
................ 877,599 3,290,996
Ingles Markets, Inc. , Class A ............. 352,236 21,729,439
Natural Grocers by Vitamin Cottage, Inc. ..... 234,344 11,754,695
PriceSmart, Inc. ...................... 612,813 62,194,391
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
SpartanNash Co. ..................... 813,516 $ 16,140,158
Sprouts Farmers Market, Inc.
(a)
............ 2,485,414 425,005,794
United Natural Foods, Inc.
(a)
.............. 1,454,967 38,862,169
Village Super Market, Inc. , Class A ......... 208,324 7,676,739
Weis Markets, Inc. .................... 400,574 34,445,358
706,849,768
Containers & Packaging — 0.2%
Ardagh Metal Packaging SA ............. 3,555,558 13,191,120
Greif, Inc. , Class A, NVS ................ 634,473 33,297,143
Greif, Inc. , Class B .................... 119,950 6,665,622
Myers Industries, Inc. .................. 928,460 9,748,830
O-I Glass, Inc.
(a) (b)
..................... 3,832,464 48,518,994
Ranpak Holdings Corp. , Class A
(a)
......... 1,090,614 4,482,424
TriMas Corp. ........................ 991,902 23,855,243
139,759,376
Distributors — 0.0%
A-Mark Precious Metals, Inc. ............. 444,343 10,824,196
GigaCloud Technology, Inc. , Class A
(a) (b)
...... 589,116 7,387,515
Weyco Group, Inc. .................... 128,996 3,856,980
22,068,691
Diversified Consumer Services — 1.3%
Adtalem Global Education, Inc.
(a) (b)
......... 925,181 98,254,222
American Public Education, Inc.
(a)
.......... 387,389 9,103,642
Carriage Services, Inc. ................. 322,693 12,894,812
Chegg, Inc.
(a) (b)
...................... 2,489,289 1,810,211
Coursera, Inc.
(a)
...................... 3,367,211 28,351,917
European Wax Center, Inc. , Class A
(a) (b)
...... 762,922 2,380,317
Frontdoor, Inc.
(a) (b)
.................... 1,897,294 77,997,756
Graham Holdings Co. , Class B ............ 79,385 73,038,169
KinderCare Learning Cos., Inc.
(a) (b)
......... 693,367 8,500,679
Laureate Education, Inc.
(a)
............... 3,223,735 64,700,361
Lincoln Educational Services Corp.
(a)
........ 642,431 10,857,084
Mister Car Wash, Inc.
(a) (b)
................ 2,329,910 15,983,183
Nerdy, Inc. , Class A
(a) (b)
................. 1,784,895 2,837,983
OneSpaWorld Holdings Ltd. .............. 2,495,537 41,675,468
Perdoceo Education Corp. ............... 1,649,362 41,431,973
Strategic Education, Inc. ................ 546,127 44,553,041
Stride, Inc.
(a) (b)
....................... 1,049,882 149,345,715
Udemy, Inc.
(a) (b)
...................... 2,253,254 15,479,855
Universal Technical Institute, Inc.
(a) (b)
........ 1,149,086 32,243,353
Zspace, Inc.
(a) (b)
...................... 62,491 522,425
731,962,166
Diversified REITs — 0.7%
Alexander & Baldwin, Inc. ............... 1,891,133 32,489,665
Alpine Income Property Trust, Inc. ......... 307,881 4,756,761
American Assets Trust, Inc. .............. 1,218,851 22,829,079
Armada Hoffler Properties, Inc. ........... 1,962,893 13,288,786
Broadstone Net Lease, Inc. .............. 4,729,223 76,518,828
CTO Realty Growth, Inc. ................ 695,714 12,710,695
Empire State Realty Trust, Inc. , Class A ...... 3,432,280 24,437,834
Essential Properties Realty Trust, Inc. ....... 4,345,864 139,806,445
Gladstone Commercial Corp. ............. 1,068,212 15,093,836
Global Net Lease, Inc. ................. 4,951,570 37,384,353
NexPoint Diversified Real Estate Trust ...... 890,543 3,125,806
One Liberty Properties, Inc. .............. 423,358 10,329,935
392,772,023
Diversified Telecommunication Services — 0.6%
Anterix, Inc.
(a)
....................... 249,931 7,460,440
AST SpaceMobile, Inc. , Class A
(a) (b)
......... 3,299,861 76,589,774
ATN International, Inc. ................. 249,026 4,405,270
Bandwidth, Inc. , Class A
(a)
............... 640,932 7,960,376
Cogent Communications Holdings, Inc. ...... 1,083,932 58,911,704

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Globalstar, Inc.
(a) (b)
.................... 1,196,351 $ 22,993,866
IDT Corp. , Class B .................... 381,335 19,162,084
Liberty Latin America Ltd. , Class A
(a)
........ 810,006 4,390,233
Liberty Latin America Ltd. , Class C, NVS
(a) (b)
... 3,163,792 17,400,856
Lumen Technologies, Inc.
(a) (b)
............. 25,053,547 88,689,556
Shenandoah Telecommunications Co. ....... 1,187,165 13,225,018
321,189,177
Electric Utilities — 0.9%
ALLETE, Inc. ....................... 1,443,960 94,564,940
Genie Energy Ltd. , Class B .............. 331,870 4,901,720
Hawaiian Electric Industries, Inc.
(a)
......... 4,287,269 45,016,325
MGE Energy, Inc. ..................... 899,538 81,336,226
Otter Tail Corp. ...................... 1,024,080 81,291,471
Portland General Electric Co. ............. 2,599,143 109,475,903
TXNM Energy, Inc. .................... 2,225,807 118,412,932
534,999,517
Electrical Equipment — 1.2%
Allient, Inc. ......................... 346,374 7,395,085
American Superconductor Corp.
(a) (b)
........ 857,132 17,014,070
Amprius Technologies, Inc.
(a) (b)
............ 399,665 863,276
Array Technologies, Inc.
(a) (b)
.............. 3,793,096 18,130,999
Atkore, Inc. ......................... 856,095 54,678,788
Blink Charging Co.
(a) (b)
.................. 2,363,280 1,730,157
Bloom Energy Corp. , Class A
(a) (b)
.......... 4,965,243 90,963,252
ChargePoint Holdings, Inc. , Class A
(a) (b)
...... 10,051,910 6,260,330
Energy Vault Holdings, Inc.
(a) (b)
............ 2,525,301 1,889,430
EnerSys ........................... 968,272 83,852,355
Enovix Corp.
(a) (b)
...................... 4,038,518 27,058,071
Fluence Energy, Inc. , Class A
(a) (b)
.......... 1,556,306 6,365,291
FuelCell Energy, Inc.
(a) (b)
................ 488,609 2,003,297
GrafTech International Ltd.
(a)
............. 6,238,178 3,948,767
Hyliion Holdings Corp. , Class A
(a) (b)
......... 3,484,272 5,261,251
LSI Industries, Inc. .................... 685,265 10,340,649
NANO Nuclear Energy, Inc.
(a) (b)
............ 596,749 13,576,040
Net Power, Inc. , Class A
(a) (b)
.............. 537,018 912,931
NEXTracker, Inc. , Class A
(a) (b)
............. 3,555,682 144,396,246
NuScale Power Corp. , Class A
(a) (b)
.......... 2,229,742 36,946,825
Plug Power, Inc.
(a) (b)
................... 20,303,960 17,717,235
Powell Industries, Inc.
(b)
................ 230,380 42,184,882
Preformed Line Products Co.
(b)
............ 57,651 7,919,518
SES AI Corp. , Class A
(a) (b)
............... 3,360,164 3,020,115
Shoals Technologies Group, Inc. , Class A
(a) (b)
.. 4,116,765 14,861,522
SolarMax Technology, Inc.
(a) (b)
............ 543,964 641,877
Stem, Inc.
(a) (b)
....................... 3,702,185 2,002,512
Sunrun, Inc.
(a) (b)
...................... 5,458,879 37,611,676
T1 Energy, Inc.
(a) (b)
.................... 2,697,825 3,264,368
Thermon Group Holdings, Inc.
(a)
........... 812,967 21,324,124
TPI Composites, Inc.
(a) (b)
................ 1,125,235 1,028,802
Ultralife Corp.
(a) (b)
..................... 210,693 943,905
Vicor Corp.
(a) (b)
....................... 562,483 22,445,884
708,553,530
Electronic Equipment, Instruments & Components — 3.0%
908 Devices, Inc.
(a) (b)
................... 592,103 3,215,119
Advanced Energy Industries, Inc.
(b)
......... 920,419 89,658,015
Aeva Technologies, Inc.
(a) (b)
.............. 588,027 4,180,872
Arlo Technologies, Inc.
(a) (b)
............... 2,402,922 23,620,723
Badger Meter, Inc. .................... 724,427 159,967,970
Bel Fuse, Inc. , Class A
(b)
................ 35,357 2,170,920
Bel Fuse, Inc. , Class B, NVS
(b)
............ 261,560 17,202,801
Belden, Inc.
(b)
....................... 1,004,600 103,584,306
Benchmark Electronics, Inc. ............. 890,871 28,980,034
Climb Global Solutions, Inc. .............. 106,076 11,180,410
CTS Corp. ......................... 724,973 27,606,972
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Daktronics, Inc.
(a) (b)
.................... 1,014,966 $ 12,879,919
ePlus, Inc.
(a) (b)
....................... 656,720 40,953,059
Evolv Technologies Holdings, Inc.
(a) (b)
....... 3,234,978 14,201,553
Fabrinet
(a) (b)
......................... 901,113 184,782,232
FARO Technologies, Inc.
(a) (b)
............. 470,678 13,842,640
Insight Enterprises, Inc.
(a) (b)
.............. 673,940 93,192,423
Itron, Inc.
(a) (b)
........................ 1,114,520 124,034,931
Kimball Electronics, Inc.
(a)
............... 585,191 8,391,639
Knowles Corp.
(a)
..................... 2,116,264 33,309,995
Lightwave Logic, Inc.
(a) (b)
................ 2,938,773 2,615,802
Methode Electronics, Inc. ............... 862,634 5,408,715
MicroVision, Inc.
(a) (b)
................... 5,231,197 5,911,253
Mirion Technologies, Inc. , Class A
(a)
........ 5,100,024 80,478,379
Motomova, Inc.
(a) (d)
.................... 26,106 —
Napco Security Technologies, Inc. ......... 867,267 19,817,051
nLight, Inc.
(a) (b)
....................... 1,126,403 8,684,567
Novanta, Inc.
(a) (b)
..................... 883,117 104,967,287
OSI Systems, Inc.
(a) (b)
.................. 390,838 80,020,172
Ouster, Inc. , Class A
(a) (b)
................ 1,175,309 8,732,546
PAR Technology Corp.
(a) (b)
............... 826,269 48,254,110
PC Connection, Inc. ................... 297,715 18,470,239
Plexus Corp.
(a) (b)
...................... 663,965 81,289,235
Powerfleet, Inc.
(a) (b)
.................... 2,513,297 12,667,017
Richardson Electronics Ltd. .............. 301,004 2,606,695
Rogers Corp.
(a)
...................... 462,144 28,565,121
Sanmina Corp.
(a)
..................... 1,328,484 102,014,286
ScanSource, Inc.
(a) (b)
................... 591,858 19,525,395
SmartRent, Inc. , Class A
(a) (b)
.............. 4,651,700 4,433,535
TTM Technologies, Inc.
(a)
................ 2,493,451 49,918,889
Vishay Intertechnology, Inc. .............. 3,066,504 39,833,887
Vishay Precision Group, Inc.
(a) (b)
........... 293,226 7,313,056
1,728,483,770
Energy Equipment & Services — 1.7%
Archrock, Inc. ....................... 4,108,607 96,675,523
Aris Water Solutions, Inc. , Class A ......... 669,176 16,702,633
Atlas Energy Solutions, Inc. .............. 1,831,151 24,775,473
Borr Drilling Ltd.
(a) (b)
................... 5,829,710 9,910,507
Bristow Group, Inc.
(a)
.................. 609,218 17,691,691
Cactus, Inc. , Class A .................. 1,641,303 62,271,036
ChampionX Corp. .................... 4,727,528 114,075,251
Core Laboratories, Inc.
(b)
................ 1,166,102 13,258,580
DMC Global, Inc.
(a) (b)
................... 457,923 2,971,920
Drilling Tools International Corp.
(a)
.......... 110,201 222,606
Expro Group Holdings NV
(a) (b)
............. 2,342,356 19,371,284
Flowco Holdings, Inc. , Class A
(a) (b)
.......... 480,005 9,273,697
Forum Energy Technologies, Inc.
(a)
......... 249,228 3,651,190
Geospace Technologies Corp.
(a) (b)
.......... 263,916 1,699,619
Helix Energy Solutions Group, Inc.
(a)
........ 3,535,739 21,532,650
Helmerich & Payne, Inc. ................ 2,442,613 46,140,960
Innovex International, Inc.
(a) (b)
............. 883,494 13,340,759
Kodiak Gas Services, Inc. ............... 1,112,796 37,846,192
Liberty Energy, Inc. , Class A ............. 3,910,800 44,974,200
Mammoth Energy Services, Inc.
(a) (b)
......... 527,103 1,333,571
Nabors Industries Ltd.
(a) (b)
............... 235,456 6,319,639
Natural Gas Services Group, Inc.
(a)
......... 251,515 4,519,724
Noble Corp. plc ...................... 3,280,468 71,317,374
NPK International, Inc.
(a) (b)
............... 2,067,697 11,951,289
Oceaneering International, Inc.
(a)
.......... 2,528,053 44,872,941
Oil States International, Inc.
(a)
............. 1,488,981 5,226,323
Patterson-UTI Energy, Inc. .............. 9,611,578 54,209,300
ProFrac Holding Corp. , Class A
(a) (b)
......... 571,224 2,370,580
ProPetro Holding Corp.
(a)
................ 2,121,751 10,566,320
Ranger Energy Services, Inc. , Class A ....... 374,203 4,149,911
RPC, Inc. .......................... 2,058,018 9,734,425

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
SEACOR Marine Holdings, Inc.
(a) (b)
......... 580,722 $ 2,833,923
Seadrill Ltd.
(a) (b)
...................... 1,627,355 33,425,872
Select Water Solutions, Inc. , Class A ........ 2,277,064 19,400,585
Solaris Energy Infrastructure, Inc. , Class A .... 762,064 16,110,033
TETRA Technologies, Inc.
(a) (b)
............. 3,099,640 8,833,974
Tidewater, Inc.
(a) (b)
.................... 1,201,607 43,486,157
Transocean Ltd.
(a) (b)
................... 18,005,031 38,350,716
Valaris Ltd.
(a) (b)
....................... 1,530,855 49,461,925
994,860,353
Entertainment — 0.5%
AMC Entertainment Holdings, Inc. , Class A
(a) (b)
. 9,974,598 26,632,177
Atlanta Braves Holdings, Inc. , Class A
(a) (b)
..... 255,887 11,118,290
Atlanta Braves Holdings, Inc. , Class C, NVS
(a) (b)
1,206,643 48,096,790
Cinemark Holdings, Inc. ................ 2,724,242 81,482,078
Eventbrite, Inc. , Class A
(a) (b)
.............. 1,964,901 4,165,590
Golden Matrix Group, Inc.
(a) (b)
............. 401,067 754,006
IMAX Corp.
(a) (b)
...................... 1,057,265 25,723,258
Lions Gate Entertainment Corp. , Class A
(a) (b)
... 1,628,690 14,462,767
Lions Gate Entertainment Corp. , Class B,
NVS
(a) (b)
......................... 2,922,007 23,317,616
LiveOne, Inc.
(a) (b)
..................... 1,666,206 1,463,595
Madison Square Garden Entertainment Corp.
(a) (b)
973,207 31,570,835
Marcus Corp. (The) ................... 590,303 9,627,842
Playstudios, Inc. , Class A
(a)
.............. 2,134,611 2,710,956
Reservoir Media, Inc.
(a) (b)
................ 454,622 3,409,665
Sphere Entertainment Co. , Class A
(a) (b)
....... 672,036 18,312,981
Vivid Seats, Inc. , Class A
(a) (b)
............. 1,997,144 5,611,975
308,460,421
Financial Services — 2.9%
Acacia Research Corp.
(a) (b)
............... 800,774 2,474,392
Alerus Financial Corp. ................. 587,779 11,685,046
AvidXchange Holdings, Inc.
(a) (b)
............ 4,323,454 35,149,681
Banco Latinoamericano de Comercio Exterior
SA , Class E ...................... 683,866 26,192,068
Burford Capital Ltd. ................... 4,956,346 67,307,179
Cannae Holdings, Inc. ................. 1,422,496 25,192,404
Cantaloupe, Inc.
(a) (b)
................... 1,457,692 11,661,536
Cass Information Systems, Inc. ........... 348,609 14,202,331
Compass Diversified Holdings ............ 1,681,264 28,900,928
Enact Holdings, Inc. ................... 720,936 25,802,299
Essent Group Ltd. .................... 2,561,262 145,812,646
EVERTEC, Inc. ...................... 1,575,359 53,467,684
Federal Agricultural Mortgage Corp. , Class C,
NVS ........................... 228,287 40,025,560
Flywire Corp.
(a)
...................... 2,995,641 28,188,982
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ...................... 2,903,967 72,541,096
International Money Express, Inc.
(a) (b)
........ 767,724 9,535,132
Jackson Financial, Inc. , Class A ........... 1,681,769 131,026,623
Marqeta, Inc. , Class A
(a) (b)
............... 11,600,519 48,490,169
Merchants Bancorp ................... 441,909 13,292,623
Mr Cooper Group, Inc.
(a)
................ 1,558,920 185,527,069
NCR Atleos Corp.
(a)
................... 1,801,461 50,296,791
NewtekOne, Inc. ..................... 664,384 6,909,594
NMI Holdings, Inc. , Class A
(a)
............. 1,967,433 71,162,052
Onity Group, Inc.
(a) (b)
................... 157,601 5,911,613
Pagseguro Digital Ltd. , Class A
(a) (b)
......... 4,590,145 46,039,154
Payoneer Global, Inc.
(a)
................. 7,081,370 49,782,031
Paysafe Ltd.
(a) (b)
...................... 811,105 12,353,129
Paysign, Inc.
(a)
....................... 837,199 2,009,278
PennyMac Financial Services, Inc. ......... 658,215 64,136,470
Priority Technology Holdings, Inc.
(a) (b)
........ 595,191 4,321,087
Radian Group, Inc. .................... 3,666,435 117,105,934
Security
Shares
Shares Value
Financial Services (continued)
Remitly Global, Inc.
(a) (b)
................. 3,702,366 $ 74,861,840
Repay Holdings Corp. , Class A
(a) (b)
......... 2,220,186 8,880,744
Sezzle, Inc.
(a) (b)
...................... 347,630 18,059,378
StoneCo Ltd. , Class A
(a)
................ 7,070,676 99,413,705
SWK Holdings Corp. .................. 38,745 545,917
Velocity Financial, Inc.
(a) (b)
............... 228,168 4,077,362
Walker & Dunlop, Inc. .................. 787,575 60,280,990
Waterstone Financial, Inc. ............... 467,734 5,659,581
1,678,282,098
Food Products — 1.0%
Alico, Inc.
(b)
......................... 162,731 4,644,343
B&G Foods, Inc. ..................... 1,911,403 13,169,567
Beyond Meat, Inc.
(a) (b)
.................. 1,564,271 3,879,392
BRC, Inc. , Class A
(a) (b)
.................. 1,263,827 2,881,526
Calavo Growers, Inc. .................. 410,744 11,344,749
Cal-Maine Foods, Inc. .................. 1,087,121 101,504,488
Dole plc ........................... 1,890,666 28,719,217
Forafric Global plc
(a) (b)
.................. 47,967 393,809
Fresh Del Monte Produce, Inc. ............ 831,895 28,292,749
Hain Celestial Group, Inc. (The)
(a) (b)
......... 2,265,784 6,887,983
J & J Snack Foods Corp. ................ 375,384 48,646,013
John B Sanfilippo & Son, Inc. ............. 217,232 14,395,965
Lancaster Colony Corp. ................ 481,276 78,342,107
Lifeway Foods, Inc.
(a) (b)
................. 110,949 2,627,272
Limoneira Co. ....................... 402,846 6,054,775
Mama's Creations, Inc.
(a)
................ 760,850 5,021,610
Mission Produce, Inc.
(a) (b)
................ 1,066,385 11,170,383
Seneca Foods Corp. , Class A
(a) (b)
.......... 116,996 10,493,371
Simply Good Foods Co. (The)
(a) (b)
.......... 2,269,819 81,963,164
SunOpta, Inc.
(a) (b)
..................... 2,372,881 10,250,846
TreeHouse Foods, Inc.
(a) (b)
............... 1,157,081 26,948,416
Utz Brands, Inc. , Class A ................ 1,603,390 21,309,053
Vital Farms, Inc.
(a) (b)
................... 834,829 28,584,545
Westrock Coffee Co.
(a) (b)
................ 837,829 4,859,408
WK Kellogg Co. ...................... 1,622,364 29,088,987
581,473,738
Gas Utilities — 1.2%
Brookfield Infrastructure Corp. , Class A
(b)
..... 2,967,651 111,108,854
Chesapeake Utilities Corp. .............. 548,572 72,230,475
New Jersey Resources Corp. ............. 2,479,368 121,340,270
Northwest Natural Holding Co. ............ 973,231 41,946,256
ONE Gas, Inc. ....................... 1,397,106 109,686,792
RGC Resources, Inc. .................. 168,487 3,533,172
Southwest Gas Holdings, Inc. ............ 1,513,546 109,293,157
Spire, Inc. .......................... 1,415,474 108,340,380
677,479,356
Ground Transportation — 0.4%
ArcBest Corp. ....................... 586,833 34,341,467
Covenant Logistics Group, Inc. , Class A ...... 408,796 8,135,040
FTAI Infrastructure, Inc. ................. 2,426,841 10,483,953
Heartland Express, Inc. ................. 1,079,192 8,201,859
Hertz Global Holdings, Inc.
(a) (b)
............ 3,022,381 20,612,639
Marten Transport Ltd. .................. 1,368,522 17,571,823
PAMT Corp.
(a) (b)
...................... 157,191 2,195,958
Proficient Auto Logistics, Inc.
(a) (b)
........... 520,097 4,322,006
RXO, Inc.
(a) (b)
........................ 3,925,249 55,306,758
Universal Logistics Holdings, Inc.
(b)
......... 163,683 3,558,469
Werner Enterprises, Inc. ................ 1,512,183 37,290,433
202,020,405
Health Care Equipment & Supplies — 2.8%
Accuray, Inc.
(a) (b)
...................... 2,300,304 3,565,471
Alphatec Holdings, Inc.
(a) (b)
............... 2,564,554 28,158,803

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
AngioDynamics, Inc.
(a)
................. 959,769 $ 8,916,254
Artivion, Inc.
(a) (b)
...................... 974,005 23,074,178
AtriCure, Inc.
(a)
...................... 1,170,653 35,014,231
Avanos Medical, Inc.
(a)
................. 1,111,520 13,949,576
AxoGen, Inc.
(a)
....................... 1,047,217 17,038,221
Beta Bionics, Inc.
(a) (b)
.................. 327,316 3,616,842
Bioventus, Inc. , Class A
(a)
............... 949,499 6,940,838
Ceribell, Inc.
(a) (b)
...................... 305,673 4,918,279
Cerus Corp.
(a) (b)
...................... 4,416,161 5,829,333
CONMED Corp. ...................... 764,115 37,525,688
CVRx, Inc.
(a) (b)
....................... 398,139 2,914,377
Embecta Corp. ...................... 1,443,008 17,590,267
Fractyl Health, Inc.
(a) (b)
.................. 837,603 1,063,756
Glaukos Corp.
(a) (b)
..................... 1,209,374 113,983,499
Haemonetics Corp.
(a) (b)
................. 1,222,758 77,058,209
ICU Medical, Inc.
(a)
.................... 529,015 72,258,159
Inmode Ltd.
(a) (b)
...................... 1,631,187 22,999,737
Inogen, Inc.
(a) (b)
...................... 594,122 4,236,090
Integer Holdings Corp.
(a) (b)
............... 823,454 104,010,475
Integra LifeSciences Holdings Corp.
(a) (b)
...... 1,681,077 27,552,852
iRadimed Corp. ...................... 167,572 8,782,448
iRhythm Technologies, Inc.
(a) (b)
............ 771,782 82,495,778
Lantheus Holdings, Inc.
(a) (b)
.............. 1,698,254 177,195,822
LeMaitre Vascular, Inc. ................. 497,274 45,122,643
LivaNova plc
(a) (b)
...................... 1,344,640 49,751,680
Merit Medical Systems, Inc.
(a) (b)
............ 1,416,466 133,785,214
Neogen Corp.
(a) (b)
..................... 5,364,750 27,091,987
NeuroPace, Inc.
(a) (b)
................... 351,757 4,112,039
Novocure Ltd.
(a) (b)
..................... 2,636,879 47,832,985
Omnicell, Inc.
(a)
...................... 1,125,933 35,196,666
OraSure Technologies, Inc.
(a) (b)
............ 1,808,856 5,408,479
Orchestra BioMed Holdings, Inc.
(a) (b)
........ 494,720 1,469,318
Orthofix Medical, Inc.
(a) (b)
................ 839,844 11,682,230
OrthoPediatrics Corp.
(a) (b)
................ 409,347 8,522,605
PROCEPT BioRobotics Corp.
(a) (b)
.......... 1,099,458 59,348,743
Pulmonx Corp.
(a) (b)
.................... 930,888 4,496,189
Pulse Biosciences, Inc.
(a) (b)
............... 455,563 7,753,682
RxSight, Inc.
(a) (b)
...................... 916,416 13,489,644
Sanara Medtech, Inc.
(a) (b)
................ 90,063 2,876,612
Semler Scientific, Inc.
(a) (b)
................ 172,167 5,566,159
SI-BONE, Inc.
(a) (b)
..................... 1,010,304 13,790,650
Sight Sciences, Inc.
(a) (b)
................. 819,636 2,499,890
STAAR Surgical Co.
(a) (b)
................. 1,228,313 22,428,995
Stereotaxis, Inc.
(a) (b)
................... 1,245,884 2,491,768
Surmodics, Inc.
(a)
..................... 340,586 9,539,814
Tactile Systems Technology, Inc.
(a) (b)
........ 585,224 8,263,363
Tandem Diabetes Care, Inc.
(a) (b)
........... 1,627,892 27,429,980
TransMedics Group, Inc.
(a) (b)
.............. 809,891 74,518,071
Treace Medical Concepts, Inc.
(a)
........... 1,211,797 8,579,523
UFP Technologies, Inc.
(a) (b)
............... 179,068 37,342,841
Utah Medical Products, Inc. .............. 45,679 2,363,888
Varex Imaging Corp.
(a)
................. 990,720 8,242,790
Zimvie, Inc.
(a)
........................ 674,736 6,113,108
Zynex, Inc.
(a) (b)
....................... 354,160 587,906
1,588,388,645
Health Care Providers & Services — 3.1%
AdaptHealth Corp.
(a) (b)
.................. 2,534,400 21,567,744
Addus HomeCare Corp.
(a) (b)
.............. 425,353 44,470,656
agilon health, Inc.
(a) (b)
.................. 7,625,626 32,485,167
AirSculpt Technologies, Inc.
(a) (b)
........... 325,088 705,441
Alignment Healthcare, Inc.
(a) (b)
............ 2,474,374 43,845,907
AMN Healthcare Services, Inc.
(a)
........... 942,323 19,251,659
Ardent Health Partners, Inc.
(a) (b)
........... 609,730 7,761,863
Astrana Health, Inc.
(a) (b)
................. 1,062,915 33,131,061
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Aveanna Healthcare Holdings, Inc.
(a) (b)
....... 1,264,731 $ 5,830,410
BrightSpring Health Services, Inc.
(a) (b)
....... 1,357,801 23,802,252
Brookdale Senior Living, Inc.
(a)
............ 4,703,914 30,857,676
Castle Biosciences, Inc.
(a)
............... 644,706 12,926,355
Community Health Systems, Inc.
(a) (b)
........ 3,161,231 8,630,161
Concentra Group Holdings Parent, Inc. ...... 2,708,168 58,902,654
CorVel Corp.
(a)
....................... 652,515 70,967,531
Cross Country Healthcare, Inc.
(a)
.......... 776,907 10,527,090
DocGo, Inc.
(a) (b)
...................... 2,513,457 5,605,009
Enhabit, Inc.
(a)
....................... 1,207,309 9,646,399
Ensign Group, Inc. (The)
(b)
............... 1,366,838 176,308,434
Fulgent Genetics, Inc.
(a) (b)
............... 499,917 8,673,560
GeneDx Holdings Corp. , Class A
(a) (b)
........ 317,573 21,229,755
Guardant Health, Inc.
(a) (b)
................ 2,951,591 139,403,643
HealthEquity, Inc.
(a) (b)
.................. 2,120,632 181,780,575
Hims & Hers Health, Inc. , Class A
(a) (b)
....... 4,767,616 157,808,090
InfuSystem Holdings, Inc.
(a)
.............. 463,028 2,185,492
Innovage Holding Corp.
(a) (b)
.............. 444,216 1,390,396
Joint Corp. (The)
(a)
.................... 262,569 2,628,316
LifeStance Health Group, Inc.
(a) (b)
.......... 3,442,878 22,619,708
ModivCare, Inc.
(a) (b)
.................... 263,485 313,547
Nano-X Imaging Ltd.
(a) (b)
................ 1,362,597 6,853,863
National HealthCare Corp. ............... 307,872 29,090,825
National Research Corp. ................ 359,502 4,083,943
NeoGenomics, Inc.
(a) (b)
................. 3,142,992 20,099,434
OPKO Health, Inc.
(a) (b)
.................. 7,901,572 10,904,169
Option Care Health, Inc.
(a)
............... 4,234,158 136,805,645
Owens & Minor, Inc.
(a)
.................. 1,868,076 13,188,617
PACS Group, Inc.
(a)
................... 980,710 9,444,237
Pediatrix Medical Group, Inc.
(a)
............ 2,129,097 27,422,769
Pennant Group, Inc. (The)
(a)
.............. 800,233 20,501,969
Performant Healthcare, Inc.
(a)
............. 1,684,309 3,974,969
Privia Health Group, Inc.
(a)
............... 2,540,017 59,639,599
Progyny, Inc.
(a)
....................... 1,847,037 42,186,325
Quipt Home Medical Corp.
(a) (b)
............ 912,379 1,961,615
RadNet, Inc.
(a) (b)
...................... 1,634,322 85,605,786
Select Medical Holdings Corp. ............ 2,698,238 49,215,861
Sonida Senior Living, Inc.
(a) (b)
............. 110,277 2,560,632
Surgery Partners, Inc.
(a) (b)
............... 1,892,416 41,538,531
Talkspace, Inc.
(a)
..................... 3,103,878 9,528,905
US Physical Therapy, Inc. ............... 362,072 25,746,940
Viemed Healthcare, Inc.
(a)
............... 786,052 5,557,388
1,761,168,573
Health Care REITs — 0.9%
American Healthcare REIT, Inc. ........... 3,774,640 121,845,379
CareTrust REIT, Inc. ................... 4,638,941 135,781,803
Community Healthcare Trust, Inc. .......... 680,925 11,630,199
Diversified Healthcare Trust .............. 5,415,163 12,238,268
Global Medical REIT, Inc. ............... 1,519,877 11,763,848
LTC Properties, Inc. ................... 1,105,737 39,662,786
National Health Investors, Inc. ............ 1,086,858 82,242,545
Sabra Health Care REIT, Inc. ............. 5,875,404 104,875,962
Strawberry Fields REIT, Inc. ............. 121,377 1,276,886
Universal Health Realty Income Trust ....... 321,424 12,281,611
533,599,287
Health Care Technology — 0.4%
Definitive Healthcare Corp. , Class A
(a)
....... 1,332,504 3,624,411
Evolent Health, Inc. , Class A
(a) (b)
........... 2,850,280 28,103,761
Health Catalyst, Inc.
(a) (b)
................. 1,472,593 5,816,742
HealthStream, Inc. .................... 570,004 19,169,235
LifeMD, Inc.
(a) (b)
...................... 924,813 6,806,624
OptimizeRx Corp.
(a) (b)
.................. 458,250 4,179,240
Phreesia, Inc.
(a) (b)
..................... 1,390,664 34,710,973

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Technology (continued)
Schrodinger, Inc.
(a) (b)
................... 1,374,342 $ 35,224,385
Simulations Plus, Inc.
(b)
................. 391,235 13,438,922
Teladoc Health, Inc.
(a) (b)
................. 4,250,608 30,561,872
Waystar Holding Corp.
(a) (b)
............... 1,947,141 72,375,231
254,011,396
Hotel & Resort REITs — 0.7%
Apple Hospitality REIT, Inc. .............. 5,710,436 67,211,832
Braemar Hotels & Resorts, Inc. ........... 1,583,299 2,960,769
Chatham Lodging Trust ................. 1,229,137 8,444,171
DiamondRock Hospitality Co. ............. 5,207,513 38,223,146
Pebblebrook Hotel Trust
(b)
............... 2,965,998 26,842,282
RLJ Lodging Trust .................... 3,822,009 26,792,283
Ryman Hospitality Properties, Inc. ......... 1,464,796 128,828,808
Service Properties Trust ................ 4,121,379 7,418,482
Summit Hotel Properties, Inc. ............. 2,620,040 10,663,563
Sunstone Hotel Investors, Inc. ............ 4,988,439 41,603,581
Xenia Hotels & Resorts, Inc. ............. 2,596,240 27,727,843
386,716,760
Hotels, Restaurants & Leisure — 1.9%
Accel Entertainment, Inc. , Class A
(a)
........ 1,302,055 13,411,166
Biglari Holdings, Inc. , Class B, NVS
(a) (b)
...... 16,724 3,895,187
BJ's Restaurants, Inc.
(a)
................. 460,243 15,321,489
Bloomin' Brands, Inc. .................. 1,939,133 15,551,847
Brinker International, Inc.
(a)
.............. 1,089,151 146,272,979
Cheesecake Factory, Inc. (The)
(b)
.......... 1,203,019 60,596,067
Cracker Barrel Old Country Store, Inc.
(b)
..... 547,969 23,398,276
Dave & Buster's Entertainment, Inc.
(a) (b)
...... 787,036 15,103,221
Denny's Corp.
(a) (b)
..................... 1,246,418 4,599,282
Despegar.com Corp.
(a) (b)
................ 1,764,123 34,329,834
Dine Brands Global, Inc. ................ 391,990 7,804,521
El Pollo Loco Holdings, Inc.
(a)
............. 631,918 5,908,433
Everi Holdings, Inc.
(a) (b)
................. 1,996,558 28,051,640
First Watch Restaurant Group, Inc.
(a) (b)
....... 944,733 16,683,985
Full House Resorts, Inc.
(a) (b)
.............. 737,974 2,383,656
Global Business Travel Group I
(a) (b)
......... 3,149,089 21,130,387
Golden Entertainment, Inc. .............. 481,676 12,379,073
Hilton Grand Vacations, Inc.
(a) (b)
........... 1,713,856 57,636,977
Inspired Entertainment, Inc.
(a) (b)
............ 563,951 4,178,877
International Game Technology plc ......... 2,825,517 46,338,479
Jack in the Box, Inc. ................... 476,181 12,399,753
Krispy Kreme, Inc. .................... 2,168,242 8,889,792
Kura Sushi USA, Inc. , Class A
(a) (b)
.......... 164,145 9,664,858
Life Time Group Holdings, Inc.
(a) (b)
.......... 2,085,730 63,948,482
Lindblad Expeditions Holdings, Inc.
(a) (b)
...... 899,817 7,954,382
Monarch Casino & Resort, Inc. ............ 315,835 24,695,139
Nathan's Famous, Inc. ................. 42,897 4,193,182
ONE Group Hospitality, Inc. (The)
(a) (b)
....... 478,104 1,439,093
Papa John's International, Inc. ............ 824,017 28,453,307
PlayAGS, Inc.
(a)
...................... 983,283 11,917,390
Portillo's, Inc. , Class A
(a) (b)
............... 1,364,520 14,109,137
Potbelly Corp.
(a) (b)
..................... 688,536 5,577,142
RCI Hospitality Holdings, Inc.
(b)
............ 201,469 7,994,290
Red Rock Resorts, Inc. , Class A ........... 1,223,088 52,225,858
Rush Street Interactive, Inc. , Class A
(a) (b)
..... 1,875,905 22,754,728
Sabre Corp.
(a)
....................... 9,525,336 22,575,046
Shake Shack, Inc. , Class A
(a)
............. 937,156 82,226,067
Six Flags Entertainment Corp.
(b)
........... 2,288,965 78,763,286
Super Group SGHC Ltd. ................ 3,701,450 30,055,774
Sweetgreen, Inc. , Class A
(a) (b)
............. 2,514,706 48,986,473
Target Hospitality Corp.
(a)
............... 829,461 5,640,335
United Parks & Resorts, Inc.
(a) (b)
........... 771,351 33,669,471
Vacasa, Inc. , Class A
(a) (b)
................ 210,109 1,132,487
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Xponential Fitness, Inc. , Class A
(a) (b)
........ 591,987 $ 4,954,931
1,119,195,779
Household Durables — 1.9%
Beazer Homes USA, Inc.
(a) (b)
............. 720,311 14,089,283
Cavco Industries, Inc.
(a)
................. 197,553 97,561,549
Century Communities, Inc. .............. 680,838 37,132,905
Champion Homes, Inc.
(a) (b)
............... 1,320,745 114,244,443
Cricut, Inc. , Class A ................... 1,173,825 5,845,649
Dream Finders Homes, Inc. , Class A
(a) (b)
...... 689,407 15,621,963
Ethan Allen Interiors, Inc. ............... 556,670 15,826,128
Flexsteel Industries, Inc. ................ 113,191 3,779,448
GoPro, Inc. , Class A
(a) (b)
................. 3,312,179 1,907,815
Green Brick Partners, Inc.
(a)
.............. 762,018 44,951,442
Hamilton Beach Brands Holding Co. , Class A .. 200,204 3,964,039
Helen of Troy Ltd.
(a) (b)
.................. 570,854 15,903,992
Hooker Furnishings Corp. ............... 248,188 2,382,605
Hovnanian Enterprises, Inc. , Class A
(a) (b)
..... 121,685 11,779,108
Installed Building Products, Inc. ........... 586,386 97,240,390
iRobot Corp.
(a) (b)
...................... 864,727 2,118,581
KB Home .......................... 1,590,539 85,936,822
Landsea Homes Corp.
(a) (b)
............... 716,181 4,368,704
La-Z-Boy, Inc. ....................... 1,034,039 40,844,541
Legacy Housing Corp.
(a) (b)
............... 237,272 5,771,641
LGI Homes, Inc.
(a) (b)
................... 512,549 27,990,301
Lifetime Brands, Inc. ................... 252,049 917,458
Lovesac Co. (The)
(a) (b)
.................. 352,593 6,857,934
M/I Homes, Inc.
(a)
..................... 656,427 70,027,632
Meritage Homes Corp. ................. 1,770,745 120,658,564
Purple Innovation, Inc.
(a) (b)
............... 1,329,499 899,805
Sonos, Inc.
(a)
........................ 2,973,621 27,387,049
Taylor Morrison Home Corp.
(a)
............ 2,536,783 145,484,505
Traeger, Inc.
(a) (b)
...................... 832,461 1,215,393
TRI Pointe Homes, Inc.
(a)
................ 2,281,660 70,161,045
United Homes Group, Inc. , Class A
(a)
........ 91,096 177,637
1,093,048,371
Household Products — 0.3%
Central Garden & Pet Co.
(a)
.............. 283,161 9,502,883
Central Garden & Pet Co. , Class A, NVS
(a)
.... 1,204,793 35,625,729
Energizer Holdings, Inc. ................ 1,780,323 48,139,934
Oil-Dri Corp. of America ................ 235,352 9,905,966
WD-40 Co. ......................... 334,094 76,293,706
179,468,218
Independent Power and Renewable Electricity Producers — 0.2%
(b)
Montauk Renewables, Inc.
(a)
............. 1,605,589 3,371,737
Ormat Technologies, Inc. ................ 1,423,715 103,361,709
Sunnova Energy International, Inc.
(a)
........ 3,054,156 575,708
107,309,154
Industrial Conglomerates — 0.0%
Brookfield Business Corp. , Class A
(b)
........ 647,826 16,992,476
Industrial REITs — 0.4%
Industrial Logistics Properties Trust ......... 1,566,724 4,104,817
Innovative Industrial Properties, Inc. ........ 698,231 37,920,925
LXP Industrial Trust ................... 7,249,055 57,195,044
Plymouth Industrial REIT, Inc. ............ 1,011,222 15,036,871
Terreno Realty Corp. .................. 2,440,163 137,454,382
251,712,039
Insurance — 2.3%
Ambac Financial Group, Inc.
(a) (b)
........... 1,212,168 9,673,101
American Coastal Insurance Corp. ......... 637,723 7,289,174
AMERISAFE, Inc. .................... 480,109 22,320,267
Baldwin Insurance Group, Inc. (The) , Class A
(a) (b)
1,673,550 69,653,151

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Bowhead Specialty Holdings, Inc.
(a)
......... 395,540 $ 15,896,753
CNO Financial Group, Inc. ............... 2,513,341 95,356,157
Crawford & Co. , Class A, NVS ............ 491,100 5,461,032
Donegal Group, Inc. , Class A ............. 423,487 8,194,473
Employers Holdings, Inc. ................ 587,913 28,566,693
Enstar Group Ltd.
(a)
................... 313,519 104,843,889
F&G Annuities & Life, Inc. ............... 471,926 16,427,744
Fidelis Insurance Holdings Ltd. ............ 1,222,245 19,983,706
Genworth Financial, Inc. , Class A
(a)
......... 9,932,118 68,134,329
GoHealth, Inc. , Class A
(a)
................ 123,215 1,297,454
Goosehead Insurance, Inc. , Class A ........ 557,566 54,200,991
Greenlight Capital Re Ltd. , Class A
(a)
........ 728,301 9,551,668
Hamilton Insurance Group Ltd. , Class B
(a) (b)
... 1,059,728 19,604,968
HCI Group, Inc. ...................... 206,257 30,175,399
Heritage Insurance Holdings, Inc.
(a)
......... 572,283 10,816,149
Hippo Holdings, Inc.
(a)
.................. 490,676 11,344,429
Horace Mann Educators Corp. ............ 1,022,216 42,462,853
Investors Title Co. .................... 40,195 9,292,682
James River Group Holdings Ltd. .......... 942,019 4,484,010
Kingsway Financial Services, Inc.
(a) (b)
........ 336,612 2,911,694
Lemonade, Inc.
(a) (b)
.................... 1,297,171 37,903,337
Maiden Holdings Ltd.
(a) (b)
................ 2,142,420 2,999,388
MBIA, Inc.
(a)
........................ 1,169,395 5,484,462
Mercury General Corp. ................. 668,333 37,039,015
NI Holdings, Inc.
(a)
.................... 198,610 2,482,625
Oscar Health, Inc. , Class A
(a) (b)
............ 5,081,119 66,105,358
Palomar Holdings, Inc.
(a)
................ 642,955 93,241,334
ProAssurance Corp.
(a)
.................. 1,268,417 29,439,959
Root, Inc. , Class A
(a) (b)
.................. 214,934 30,019,832
Safety Insurance Group, Inc. ............. 370,912 28,374,768
Selective Insurance Group, Inc. ........... 1,508,330 131,571,626
Selectquote, Inc.
(a) (b)
................... 3,513,119 11,136,587
SiriusPoint Ltd.
(a) (b)
.................... 1,947,197 32,712,910
Skyward Specialty Insurance Group, Inc.
(a) (b)
... 921,938 48,945,688
Stewart Information Services Corp. ......... 682,331 44,679,034
Tiptree, Inc. ........................ 640,006 14,278,534
Trupanion, Inc.
(a) (b)
.................... 823,534 30,141,344
United Fire Group, Inc. ................. 530,477 14,678,299
Universal Insurance Holdings, Inc. ......... 602,485 14,604,236
1,343,781,102
Interactive Media & Services — 0.6%
Bumble, Inc. , Class A
(a) (b)
................ 2,046,089 8,634,496
Cargurus, Inc. , Class A
(a)
................ 2,164,784 60,527,361
Cars.com, Inc.
(a)
...................... 1,600,682 18,631,938
EverQuote, Inc. , Class A
(a) (b)
.............. 627,356 14,893,431
fuboTV, Inc.
(a) (b)
...................... 8,239,550 24,718,650
Getty Images Holdings, Inc. , Class A
(a) (b)
..... 2,419,294 4,620,852
Grindr, Inc.
(a) (b)
....................... 607,377 13,344,073
MediaAlpha, Inc. , Class A
(a)
.............. 753,746 6,331,466
Nextdoor Holdings, Inc. , Class A
(a)
......... 4,391,255 6,455,145
Outbrain, Inc.
(a) (b)
..................... 969,562 3,432,249
QuinStreet, Inc.
(a) (b)
.................... 1,329,743 23,297,097
Shutterstock, Inc. ..................... 606,904 9,686,188
System1, Inc. , Class A
(a) (b)
............... 730,270 421,950
TrueCar, Inc.
(a)
....................... 2,088,640 3,112,074
Vimeo, Inc.
(a) (b)
....................... 3,592,318 18,105,283
Webtoon Entertainment, Inc.
(a) (b)
........... 400,140 3,601,260
Yelp, Inc.
(a) (b)
........................ 1,577,292 55,331,403
Ziff Davis, Inc.
(a) (b)
..................... 1,044,662 30,848,869
ZipRecruiter, Inc. , Class A
(a) (b)
............. 1,713,883 8,843,636
314,837,421
Security
Shares
Shares Value
IT Services — 0.4%
Applied Digital Corp.
(a) (b)
................ 4,938,321 $ 22,419,977
ASGN, Inc.
(a) (b)
....................... 1,074,644 54,140,565
Backblaze, Inc. , Class A
(a)
............... 1,112,540 4,895,176
BigBear.ai Holdings, Inc.
(a) (b)
.............. 2,636,583 8,990,748
BigCommerce Holdings, Inc.
(a) (b)
........... 1,749,286 9,061,302
Couchbase, Inc.
(a) (b)
................... 999,368 17,628,852
DigitalOcean Holdings, Inc.
(a) (b)
............ 1,648,130 50,927,217
Fastly, Inc. , Class A
(a) (b)
................. 3,284,458 18,885,634
Grid Dynamics Holdings, Inc. , Class A
(a) (b)
.... 1,555,150 22,020,924
Hackett Group, Inc. (The) ............... 619,182 15,813,908
Information Services Group, Inc. ........... 960,633 3,727,256
Rackspace Technology, Inc.
(a) (b)
........... 1,772,781 2,410,982
Tucows, Inc. , Class A
(a) (b)
................ 192,463 3,129,448
Unisys Corp.
(a)
....................... 1,665,387 6,611,586
240,663,575
Leisure Products — 0.4%
Acushnet Holdings Corp.
(b)
.............. 689,885 45,684,185
AMMO, Inc.
(a) (b)
...................... 2,233,862 4,400,708
Clarus Corp. ........................ 647,880 2,131,525
Escalade, Inc. ....................... 223,542 3,393,368
Funko, Inc. , Class A
(a) (b)
................. 783,530 3,141,955
JAKKS Pacific, Inc. ................... 207,384 4,000,437
Johnson Outdoors, Inc. , Class A ........... 104,610 2,388,246
Latham Group, Inc.
(a) (b)
................. 1,009,867 5,518,923
Malibu Boats, Inc. , Class A
(a) (b)
............ 484,350 13,833,036
Marine Products Corp. ................. 183,710 1,543,164
MasterCraft Boat Holdings, Inc.
(a) (b)
......... 400,617 6,586,144
Peloton Interactive, Inc. , Class A
(a) (b)
........ 8,722,845 60,100,402
Smith & Wesson Brands, Inc. ............. 1,112,245 10,599,695
Sturm Ruger & Co., Inc. ................ 399,225 16,232,489
Topgolf Callaway Brands Corp.
(a)
.......... 3,491,179 23,076,693
202,630,970
Life Sciences Tools & Services — 0.2%
Adaptive Biotechnologies Corp.
(a) (b)
......... 2,881,171 21,205,419
Akoya Biosciences, Inc.
(a) (b)
.............. 617,562 741,074
BioLife Solutions, Inc.
(a) (b)
................ 890,942 21,480,612
Codexis, Inc.
(a) (b)
..................... 1,984,613 4,564,610
CryoPort, Inc.
(a) (b)
..................... 1,060,817 5,919,359
Cytek Biosciences, Inc.
(a) (b)
.............. 2,968,313 11,012,441
Harvard Bioscience, Inc.
(a) (b)
.............. 905,303 322,559
Lifecore Biomedical, Inc.
(a) (b)
.............. 571,895 3,866,010
Maravai LifeSciences Holdings, Inc. , Class A
(a) (b)
2,768,974 5,593,327
MaxCyte, Inc.
(a) (b)
..................... 2,583,243 7,336,410
Mesa Laboratories, Inc.
(b)
............... 127,278 14,668,790
Nautilus Biotechnology, Inc.
(a)
............. 1,143,817 787,632
Niagen Bioscience, Inc.
(a) (b)
.............. 1,252,089 9,828,899
OmniAb, Inc.
(a) (b)
..................... 2,276,031 3,869,253
OmniAb, Inc., 12.50 Earnout Shares
(a) (d)
...... 130,676 1
OmniAb, Inc., 15.00 Earnout Shares
(a) (d)
...... 130,676 1
Pacific Biosciences of California, Inc.
(a) (b)
..... 6,701,108 7,438,230
Quanterix Corp.
(a) (b)
................... 928,327 5,347,164
Quantum-Si, Inc. , Class A
(a) (b)
............. 2,953,157 3,366,599
Standard BioTools, Inc.
(a) (b)
............... 7,197,142 7,988,828
135,337,218
Machinery — 3.9%
374Water, Inc.
(a) (b)
.................... 1,257,220 413,625
3D Systems Corp.
(a) (b)
.................. 3,233,109 5,948,920
Alamo Group, Inc. .................... 251,212 41,947,380
Albany International Corp. , Class A ......... 766,484 50,403,988
Astec Industries, Inc. .................. 565,350 20,482,630
Atmus Filtration Technologies, Inc. ......... 2,059,516 71,403,420
Blue Bird Corp.
(a) (b)
.................... 795,906 27,753,242
Chart Industries, Inc.
(a) (b)
................ 1,062,141 143,367,792

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Machinery (continued)
Columbus McKinnon Corp. .............. 714,709 $ 10,613,429
Commercial Vehicle Group, Inc.
(a) (b)
......... 760,549 730,355
Douglas Dynamics, Inc. ................ 556,255 13,338,995
Eastern Co. (The) .................... 111,128 2,332,577
Energy Recovery, Inc.
(a)
................ 1,394,896 21,551,143
Enerpac Tool Group Corp. , Class A
(b)
........ 1,336,010 53,934,724
Enpro, Inc. ......................... 518,394 77,448,064
ESCO Technologies, Inc. ............... 639,072 99,982,814
Federal Signal Corp. .................. 1,480,790 120,580,730
Franklin Electric Co., Inc. ............... 1,108,527 94,180,454
Gencor Industries, Inc.
(a)
................ 224,034 2,842,991
Gorman-Rupp Co. (The) ................ 488,793 17,528,117
Graham Corp.
(a) (b)
..................... 249,851 7,615,458
Greenbrier Cos., Inc. (The) .............. 763,488 32,387,161
Helios Technologies, Inc. ................ 811,172 22,112,549
Hillenbrand, Inc. ..................... 1,731,248 35,023,147
Hillman Solutions Corp.
(a) (b)
.............. 4,805,339 33,589,320
Hyster-Yale, Inc. , Class A ............... 287,274 11,039,940
JBT Marel Corp. ..................... 1,160,803 122,186,124
Kadant, Inc.
(b)
....................... 289,139 85,296,005
Kennametal, Inc. ..................... 1,931,233 37,620,419
L B Foster Co. , Class A
(a)
................ 225,705 4,507,329
Lindsay Corp. ....................... 261,143 33,703,115
Luxfer Holdings plc ................... 649,162 6,984,983
Manitowoc Co., Inc. (The)
(a)
.............. 858,043 6,761,379
Mayville Engineering Co., Inc.
(a)
........... 300,738 3,843,432
Miller Industries, Inc. .................. 275,381 11,238,299
Mueller Industries, Inc. ................. 2,758,635 202,925,191
Mueller Water Products, Inc. , Class A ....... 3,837,459 100,694,924
NN, Inc.
(a) (b)
......................... 1,107,590 2,226,256
Omega Flex, Inc. ..................... 68,336 2,047,346
Park-Ohio Holdings Corp. ............... 208,848 4,158,164
Proto Labs, Inc.
(a) (b)
.................... 605,555 21,291,314
REV Group, Inc. ..................... 1,275,345 41,703,781
Shyft Group, Inc. (The) ................. 825,256 6,981,666
SPX Technologies, Inc.
(a)
................ 1,111,045 149,046,687
Standex International Corp. .............. 282,365 39,932,058
Taylor Devices, Inc.
(a) (b)
................. 64,366 2,053,275
Tennant Co. ........................ 463,075 33,415,492
Terex Corp. ......................... 1,653,995 58,220,624
Titan International, Inc.
(a)
................ 1,232,107 9,055,986
Trinity Industries, Inc. .................. 2,017,841 50,647,809
Twin Disc, Inc. ....................... 207,882 1,525,854
Wabash National Corp. ................. 1,046,458 7,231,025
Watts Water Technologies, Inc. , Class A ...... 676,156 140,471,409
Worthington Enterprises, Inc. ............. 778,654 39,423,252
2,243,746,163
Marine Transportation — 0.3%
Costamare, Inc. ...................... 1,086,512 10,137,157
Genco Shipping & Trading Ltd. ............ 1,056,322 13,689,933
Golden Ocean Group Ltd. ............... 3,009,067 23,229,997
Himalaya Shipping Ltd.
(a) (b)
............... 674,251 3,519,590
Matson, Inc. ........................ 809,876 88,349,373
Pangaea Logistics Solutions Ltd. .......... 821,605 3,311,068
Safe Bulkers, Inc. .................... 1,441,265 4,885,889
147,123,007
Media — 0.7%
Advantage Solutions, Inc. , Class A
(a) (b)
....... 2,614,097 3,502,890
AMC Networks, Inc. , Class A
(a)
............ 808,455 5,174,112
Boston Omaha Corp. , Class A
(a) (b)
.......... 578,966 8,991,342
Cable One, Inc. ...................... 138,725 37,077,031
Cardlytics, Inc.
(a) (b)
.................... 1,070,080 1,540,915
Clear Channel Outdoor Holdings, Inc.
(a) (b)
..... 8,823,599 8,684,186
Security
Shares
Shares Value
Media (continued)
EchoStar Corp. , Class A
(a) (b)
.............. 3,003,407 $ 67,516,589
Emerald Holding, Inc. .................. 380,802 1,496,552
Entravision Communications Corp. , Class A ... 1,534,009 2,807,236
EW Scripps Co. (The) , Class A
(a)
.......... 1,555,171 3,125,894
Gambling.com Group Ltd.
(a) (b)
............. 398,893 5,133,753
Gannett Co., Inc.
(a)
.................... 3,543,924 11,340,557
Gray Media, Inc. ..................... 2,203,479 7,381,655
Ibotta, Inc. , Class A
(a) (b)
................. 389,204 18,993,155
iHeartMedia, Inc. , Class A
(a) (b)
............. 2,619,228 2,697,805
Integral Ad Science Holding Corp.
(a) (b)
....... 1,805,607 12,765,641
John Wiley & Sons, Inc. , Class A .......... 977,804 42,671,367
Magnite, Inc.
(a) (b)
...................... 3,114,934 37,036,565
National CineMedia, Inc.
(b)
............... 1,737,816 9,957,686
PubMatic, Inc. , Class A
(a)
................ 1,000,099 9,770,967
Scholastic Corp. ..................... 588,331 10,607,608
Sinclair, Inc. , Class A .................. 788,310 11,351,664
Stagwell, Inc. , Class A
(a) (b)
............... 2,210,186 12,332,838
TechTarget, Inc.
(a) (b)
................... 672,029 5,356,071
TEGNA, Inc. ........................ 4,037,193 65,523,642
Thryv Holdings, Inc.
(a) (b)
................. 934,466 12,802,184
Townsquare Media, Inc. , Class A .......... 310,500 2,055,510
WideOpenWest, Inc.
(a) (b)
................ 1,235,723 5,412,467
423,107,882
Metals & Mining — 1.7%
Alpha Metallurgical Resources, Inc.
(a)
....... 271,280 32,919,828
Caledonia Mining Corp. plc .............. 363,663 4,789,442
Carpenter Technology Corp.
(b)
............ 1,187,169 232,222,128
Century Aluminum Co.
(a)
................ 1,318,249 21,632,466
Coeur Mining, Inc.
(a) (b)
.................. 15,417,248 85,565,726
Commercial Metals Co. ................. 2,813,609 125,318,145
Compass Minerals International, Inc.
(a)
....... 845,994 11,370,159
Constellium SE , Class A
(a)
............... 3,230,607 32,661,437
Contango ORE, Inc.
(a) (b)
................. 238,997 3,360,298
Dakota Gold Corp.
(a)
................... 1,602,066 4,325,578
Hecla Mining Co.
(b)
.................... 14,743,141 84,330,767
i-80 Gold Corp.
(a) (b)
.................... 7,778,210 4,777,377
Ivanhoe Electric, Inc.
(a) (b)
................ 2,072,638 13,057,619
Kaiser Aluminum Corp. ................. 397,901 25,648,698
Lifezone Metals Ltd.
(a) (b)
................. 848,060 3,036,055
MAC Copper Ltd. , Class A
(a) (b)
............ 1,313,980 11,812,680
Materion Corp. ...................... 510,051 42,339,334
Metallus, Inc.
(a)
...................... 1,027,391 12,996,496
Novagold Resources, Inc.
(a) (b)
............. 5,993,997 25,354,607
Olympic Steel, Inc. .................... 247,654 7,986,842
Perpetua Resources Corp.
(a) (b)
............ 1,044,200 15,381,066
Piedmont Lithium, Inc.
(a) (b)
............... 427,850 3,200,318
Radius Recycling, Inc. , Class A ........... 653,877 19,178,212
Ramaco Resources, Inc. , Class A .......... 640,113 6,452,339
Ramaco Resources, Inc. , Class B .......... 125,829 1,153,852
Ryerson Holding Corp. ................. 676,922 15,826,436
SSR Mining, Inc.
(a)
.................... 5,005,277 53,256,147
SunCoke Energy, Inc. .................. 2,075,313 18,802,336
Tredegar Corp.
(a)
..................... 648,463 5,038,558
Warrior Met Coal, Inc. .................. 1,279,475 61,184,495
Worthington Steel, Inc. ................. 806,049 20,683,217
1,005,662,658
Mortgage Real Estate Investment Trusts (REITs) — 1.0%
Advanced Flower Capital, Inc. ............ 473,832 2,610,814
AG Mortgage Investment Trust, Inc. ........ 705,207 4,605,002
Angel Oak Mortgage REIT, Inc. ........... 318,701 3,011,724
Apollo Commercial Real Estate Finance, Inc. .. 3,387,669 31,742,459
Arbor Realty Trust, Inc.
(b)
................ 3,767,702 43,441,604
Ares Commercial Real Estate Corp. ........ 1,363,846 5,550,853

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
ARMOUR Residential REIT, Inc. ........... 1,382,013 $ 22,761,754
Blackstone Mortgage Trust, Inc. , Class A ..... 4,344,946 82,771,221
BrightSpire Capital, Inc. , Class A .......... 3,285,027 16,457,985
Chicago Atlantic Real Estate Finance, Inc. .... 420,802 6,089,005
Chimera Investment Corp. ............... 2,017,465 24,895,518
Claros Mortgage Trust, Inc. .............. 2,243,849 5,519,869
Dynex Capital, Inc. .................... 2,142,437 26,416,248
Ellington Financial, Inc. ................. 2,168,331 28,253,353
Franklin BSP Realty Trust, Inc. ............ 2,000,656 22,767,465
Granite Point Mortgage Trust, Inc. ......... 1,269,353 2,500,625
Invesco Mortgage Capital, Inc. ............ 1,659,102 12,161,218
KKR Real Estate Finance Trust, Inc. ........ 1,455,420 13,462,635
Ladder Capital Corp. , Class A ............ 2,954,547 30,845,471
MFA Financial, Inc. .................... 2,556,521 25,105,036
New York Mortgage Trust, Inc. ............ 2,208,958 12,966,583
Nexpoint Real Estate Finance, Inc. ......... 210,557 3,080,449
Orchid Island Capital, Inc. ............... 1,938,410 13,859,632
PennyMac Mortgage Investment Trust ....... 2,206,409 28,330,292
Ready Capital Corp. ................... 4,025,780 17,914,721
Redwood Trust, Inc. ................... 3,405,375 21,147,379
Seven Hills Realty Trust ................ 357,657 4,266,848
Sunrise Realty Trust, Inc. ............... 237,205 2,552,326
TPG RE Finance Trust, Inc. .............. 1,529,707 11,686,961
Two Harbors Investment Corp. ............ 2,656,896 31,537,356
558,312,406
Multi-Utilities — 0.5%
Avista Corp. ........................ 1,968,210 81,621,669
Black Hills Corp. ..................... 1,792,619 109,170,497
Northwestern Energy Group, Inc. .......... 1,526,870 88,909,640
Unitil Corp. ......................... 371,452 21,789,374
301,491,180
Office REITs — 0.6%
Brandywine Realty Trust ................ 4,249,635 16,828,555
City Office REIT, Inc. .................. 1,052,495 5,346,675
COPT Defense Properties ............... 2,798,721 73,074,605
Douglas Emmett, Inc. .................. 3,216,345 44,482,051
Easterly Government Properties, Inc. ....... 999,981 20,169,617
Franklin Street Properties Corp. ........... 2,282,923 3,607,018
Hudson Pacific Properties, Inc. ............ 3,426,358 7,024,034
JBG SMITH Properties ................. 2,004,411 28,021,666
NET Lease Office Properties
(a)
............ 374,335 11,316,147
Orion Properties, Inc. .................. 1,339,350 2,451,010
Paramount Group, Inc. ................. 4,564,552 19,581,928
Peakstone Realty Trust , Class E .......... 934,135 10,751,894
Piedmont Office Realty Trust, Inc. , Class A .... 3,108,514 18,371,318
Postal Realty Trust, Inc. , Class A .......... 426,701 5,649,521
SL Green Realty Corp.
(b)
................ 1,784,449 93,879,862
360,555,901
Oil, Gas & Consumable Fuels — 2.8%
Aemetis, Inc.
(a) (b)
..................... 884,823 1,114,877
Amplify Energy Corp.
(a) (b)
................ 941,755 2,448,563
Ardmore Shipping Corp. ................ 1,025,200 9,780,408
Berry Corp. ......................... 1,930,620 4,787,938
BKV Corp.
(a) (b)
....................... 358,625 6,501,871
California Resources Corp. .............. 1,727,508 59,616,301
Centrus Energy Corp. , Class A
(a) (b)
......... 358,122 24,814,273
Clean Energy Fuels Corp.
(a) (b)
............. 4,170,884 6,047,782
CNX Resources Corp.
(a) (b)
............... 3,597,336 105,869,598
Comstock Resources, Inc.
(a)
.............. 2,285,970 41,764,672
Core Natural Resources, Inc.
(b)
............ 1,297,228 93,672,834
Crescent Energy, Inc. , Class A ............ 4,101,957 33,964,204
CVR Energy, Inc. ..................... 864,715 16,308,525
Delek US Holdings, Inc. ................ 1,549,886 20,179,516
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
DHT Holdings, Inc. .................... 3,317,692 $ 35,466,127
Diversified Energy Co. plc
(c)
.............. 1,166,602 14,477,531
Dorian LPG Ltd. ...................... 889,542 19,053,990
Empire Petroleum Corp.
(a) (b)
.............. 333,606 1,531,251
Encore Energy Corp.
(a) (b)
................ 4,423,166 6,678,981
Energy Fuels, Inc.
(a) (b)
.................. 4,600,589 20,794,662
Evolution Petroleum Corp. ............... 688,015 2,882,783
Excelerate Energy, Inc. , Class A ........... 421,044 10,770,305
FLEX LNG Ltd.
(b)
..................... 730,821 17,240,067
FutureFuel Corp. ..................... 636,506 2,616,040
Golar LNG Ltd. ...................... 2,437,210 103,593,611
Granite Ridge Resources, Inc. ............ 1,210,088 5,820,523
Green Plains, Inc.
(a) (b)
.................. 1,739,735 6,228,251
Gulfport Energy Corp.
(a) (b)
............... 313,228 54,031,830
Hallador Energy Co.
(a) (b)
................. 594,593 8,362,951
HighPeak Energy, Inc.
(b)
................ 350,885 2,810,589
Infinity Natural Resources, Inc. , Class A
(a) (b)
... 302,131 4,637,711
International Seaways, Inc. .............. 1,000,974 33,993,077
Kinetik Holdings, Inc. , Class A ............ 949,671 39,259,399
Kosmos Energy Ltd.
(a) (b)
................. 11,713,944 18,039,474
Magnolia Oil & Gas Corp. , Class A
(b)
........ 4,301,215 88,303,944
Murphy Oil Corp. ..................... 3,463,689 71,109,535
NACCO Industries, Inc. , Class A ........... 92,638 3,233,066
NextDecade Corp.
(a) (b)
.................. 2,867,901 21,451,899
Nordic American Tankers Ltd. ............ 4,997,093 12,792,558
Northern Oil & Gas, Inc. ................ 2,439,896 59,289,473
Par Pacific Holdings, Inc.
(a) (b)
............. 1,353,288 19,379,084
PBF Energy, Inc. , Class A ............... 2,493,954 42,846,130
Peabody Energy Corp. ................. 3,028,590 37,372,801
Prairie Operating Co.
(a) (b)
................ 135,076 548,409
PrimeEnergy Resources Corp.
(a) (b)
.......... 16,491 2,801,326
REX American Resources Corp.
(a) (b)
........ 370,386 14,711,732
Riley Exploration Permian, Inc. ............ 282,348 6,968,349
Ring Energy, Inc.
(a) (b)
................... 3,669,388 3,251,445
Sable Offshore Corp. , Class A
(a) (b)
.......... 1,252,869 23,378,535
SandRidge Energy, Inc. ................ 772,025 7,033,148
Scorpio Tankers, Inc. .................. 1,098,146 41,389,123
SFL Corp. Ltd. ....................... 3,166,657 26,029,921
Sitio Royalties Corp. , Class A ............. 1,901,980 32,257,581
SM Energy Co. ...................... 2,848,720 64,922,329
Talos Energy, Inc.
(a) (b)
.................. 3,578,280 24,618,566
Teekay Corp. Ltd. .................... 1,338,522 9,650,744
Teekay Tankers Ltd. , Class A ............. 588,709 25,061,342
Uranium Energy Corp.
(a) (b)
............... 10,145,621 53,264,510
Ur-Energy, Inc.
(a) (b)
.................... 8,758,063 6,591,318
VAALCO Energy, Inc. .................. 2,532,261 8,280,493
Verde Clean Fuels, Inc. , Class A
(a) (b)
........ 87,632 295,320
Vital Energy, Inc.
(a) (b)
................... 711,247 10,085,482
Vitesse Energy, Inc. ................... 608,857 12,451,126
W&T Offshore, Inc. .................... 2,420,019 2,783,022
World Kinect Corp. .................... 1,418,890 35,599,950
1,602,912,776
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(a)
............... 397,939 10,688,642
Sylvamo Corp. ...................... 868,179 51,760,832
62,449,474
Passenger Airlines — 0.4%
Allegiant Travel Co. ................... 381,876 17,921,441
Blade Air Mobility, Inc. , Class A
(a) (b)
......... 1,376,058 3,646,554
Frontier Group Holdings, Inc.
(a) (b)
........... 1,063,082 3,167,984
JetBlue Airways Corp.
(a) (b)
............... 7,694,282 33,547,069
Joby Aviation, Inc. , Class A
(a) (b)
............ 10,662,360 67,172,868
SkyWest, Inc.
(a)
...................... 979,337 87,327,480

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines (continued)
Sun Country Airlines Holdings, Inc.
(a) (b)
....... 974,001 $ 9,545,210
Wheels Up Experience, Inc. , Class A
(a) (b)
..... 2,224,125 2,557,744
224,886,350
Personal Care Products — 0.3%
Beauty Health Co. (The) , Class A
(a) (b)
........ 1,882,148 1,866,150
Edgewell Personal Care Co. ............. 1,177,169 35,962,513
Herbalife Ltd.
(a) (b)
..................... 2,527,178 18,195,682
Honest Co., Inc. (The)
(a)
................ 2,066,640 9,899,206
Interparfums, Inc. ..................... 449,540 49,089,768
Medifast, Inc.
(a)
...................... 301,532 3,962,130
Nature's Sunshine Products, Inc.
(a)
......... 300,446 3,701,495
Nu Skin Enterprises, Inc. , Class A .......... 1,237,534 7,833,590
Olaplex Holdings, Inc.
(a) (b)
............... 3,477,777 4,555,888
USANA Health Sciences, Inc.
(a) (b)
.......... 275,245 7,731,632
Waldencast plc , Class A
(a) (b)
.............. 573,298 1,559,370
144,357,424
Pharmaceuticals — 1.9%
Alto Neuroscience, Inc.
(a) (b)
............... 503,611 1,253,991
Alumis, Inc.
(a) (b)
...................... 524,728 2,172,374
Amneal Pharmaceuticals, Inc. , Class A
(a)
..... 3,963,243 30,358,441
Amphastar Pharmaceuticals, Inc.
(a) (b)
........ 940,681 22,962,023
ANI Pharmaceuticals, Inc.
(a)
.............. 451,728 31,991,377
Aquestive Therapeutics, Inc.
(a) (b)
........... 1,826,630 5,342,893
Arvinas, Inc.
(a) (b)
...................... 1,587,547 15,272,202
Atea Pharmaceuticals, Inc.
(a) (b)
............ 1,881,543 5,550,552
Avadel Pharmaceuticals plc , ADR
(a) (b)
....... 2,290,838 20,365,550
Axsome Therapeutics, Inc.
(a) (b)
............ 908,985 102,069,926
BioAge Labs, Inc.
(a) (b)
.................. 299,486 1,257,841
Biote Corp. , Class A
(a) (b)
................. 640,486 2,132,818
Cassava Sciences, Inc.
(a) (b)
.............. 994,110 1,550,812
Collegium Pharmaceutical, Inc.
(a) (b)
......... 785,348 21,200,469
Contineum Therapeutics, Inc. , Class A
(a) (b)
.... 227,961 936,920
Corcept Therapeutics, Inc.
(a)
............. 1,995,560 143,440,853
CorMedix, Inc.
(a) (b)
.................... 1,497,198 13,759,250
Edgewise Therapeutics, Inc.
(a) (b)
........... 1,830,816 30,025,382
Enliven Therapeutics, Inc.
(a) (b)
............. 908,563 17,208,183
Esperion Therapeutics, Inc.
(a) (b)
............ 4,866,905 4,863,985
Evolus, Inc.
(a) (b)
...................... 1,393,415 15,884,931
EyePoint Pharmaceuticals, Inc.
(a) (b)
......... 1,615,872 11,020,247
Fulcrum Therapeutics, Inc.
(a) (b)
............ 1,379,183 5,309,855
Harmony Biosciences Holdings, Inc.
(a) (b)
...... 941,274 27,739,345
Harrow, Inc.
(a) (b)
...................... 751,838 18,623,027
Innoviva, Inc.
(a) (b)
..................... 1,342,426 25,089,942
LENZ Therapeutics, Inc.
(a) (b)
.............. 316,283 9,018,810
Ligand Pharmaceuticals, Inc.
(a) (b)
........... 444,139 48,793,111
Liquidia Corp.
(a) (b)
..................... 1,569,254 21,922,478
Lyra Therapeutics, Inc.
(a) (b)
............... 2,209,094 262,440
Maze Therapeutics, Inc.
(a) (b)
.............. 235,096 2,174,638
MBX Biosciences, Inc.
(a) (b)
............... 267,785 2,809,065
MediWound Ltd.
(a) (b)
................... 212,354 3,759,728
Mind Medicine MindMed, Inc.
(a) (b)
.......... 1,818,324 11,619,090
Nektar Therapeutics
(a)
.................. 4,560,939 3,628,227
Neumora Therapeutics, Inc.
(a) (b)
........... 2,058,222 1,605,002
Nuvation Bio, Inc. , Class A
(a) (b)
............ 4,446,979 10,005,703
Ocular Therapeutix, Inc.
(a) (b)
.............. 3,912,132 32,470,696
Omeros Corp.
(a) (b)
..................... 1,388,550 10,205,842
Pacira BioSciences, Inc.
(a) (b)
.............. 1,130,420 30,408,298
Phathom Pharmaceuticals, Inc.
(a) (b)
......... 965,323 4,141,236
Phibro Animal Health Corp. , Class A ........ 517,626 9,633,020
Pliant Therapeutics, Inc.
(a) (b)
.............. 1,539,314 2,447,509
Prestige Consumer Healthcare, Inc.
(a) (b)
...... 1,220,658 99,154,049
Rapport Therapeutics, Inc.
(a) (b)
............ 408,530 4,677,668
Security
Shares
Shares Value
Pharmaceuticals (continued)
Scilex Holding Co. , (Acquired 04/15/25 , cost
$ 14,991,116 )
(a) (b) (e)
.................. 40,870 $ 185,760
scPharmaceuticals, Inc.
(a) (b)
.............. 889,795 2,268,977
Septerna, Inc.
(a) (b)
..................... 458,873 3,193,756
SIGA Technologies, Inc. ................ 1,148,626 6,340,416
Supernus Pharmaceuticals, Inc.
(a) (b)
......... 1,237,126 40,181,852
Tarsus Pharmaceuticals, Inc.
(a) (b)
........... 919,841 47,748,946
Telomir Pharmaceuticals, Inc.
(a) (b)
.......... 426,143 1,086,665
Terns Pharmaceuticals, Inc.
(a) (b)
........... 1,741,476 5,746,871
Theravance Biopharma, Inc.
(a) (b)
........... 878,469 8,582,642
Third Harmonic Bio, Inc.
(a) (b)
.............. 536,863 2,775,582
Trevi Therapeutics, Inc.
(a) (b)
.............. 1,862,020 12,866,558
Ventyx Biosciences, Inc.
(a) (b)
.............. 1,499,892 1,994,856
Verrica Pharmaceuticals, Inc.
(a) (b)
.......... 514,344 238,758
Veru, Inc.
(a) (b)
........................ 3,537,782 1,916,416
WaVe Life Sciences Ltd.
(a) (b)
.............. 2,400,497 18,531,837
Xeris Biopharma Holdings, Inc.
(a)
.......... 3,457,477 15,800,670
Zevra Therapeutics, Inc.
(a) (b)
.............. 1,322,186 9,691,623
1,065,271,984
Professional Services — 2.3%
Alight, Inc. , Class A ................... 10,393,821 53,112,425
Asure Software, Inc.
(a) (b)
................. 596,490 6,060,338
Barrett Business Services, Inc. ............ 634,448 25,733,211
BlackSky Technology, Inc.
(a) (b)
............. 644,974 5,391,983
CBIZ, Inc.
(a) (b)
........................ 1,177,679 80,199,940
Conduent, Inc.
(a)
..................... 4,023,317 8,489,199
CRA International, Inc. ................. 161,996 26,275,751
CSG Systems International, Inc. ........... 722,431 43,439,776
DLH Holdings Corp.
(a) (b)
................. 165,226 650,991
ExlService Holdings, Inc.
(a) (b)
............. 3,886,361 188,410,781
Exponent, Inc. ....................... 1,240,467 97,599,944
First Advantage Corp.
(a) (b)
............... 1,461,192 20,602,807
FiscalNote Holdings, Inc. , Class A
(a) (b)
....... 1,816,289 1,102,124
Forrester Research, Inc.
(a)
............... 298,188 2,788,058
Franklin Covey Co.
(a) (b)
................. 270,784 5,499,623
Heidrick & Struggles International, Inc. ...... 498,801 19,463,215
HireQuest, Inc. ...................... 108,324 1,113,571
Huron Consulting Group, Inc.
(a) (b)
.......... 433,283 58,402,216
IBEX Holdings Ltd.
(a)
................... 218,132 5,462,025
ICF International, Inc. .................. 460,699 39,140,987
Innodata, Inc.
(a) (b)
..................... 676,948 25,602,173
Insperity, Inc. ........................ 885,744 57,582,217
Kelly Services, Inc. , Class A, NVS ......... 782,004 9,032,146
Kforce, Inc. ......................... 444,532 16,981,122
Korn Ferry ......................... 1,278,297 78,870,925
Legalzoom.com, Inc.
(a)
................. 3,148,337 23,045,827
Maximus, Inc. ....................... 1,409,289 94,365,992
Mistras Group, Inc.
(a)
.................. 491,102 4,478,850
NV5 Global, Inc.
(a)
.................... 1,381,780 25,632,019
Planet Labs PBC , Class A
(a) (b)
............. 5,491,349 18,066,538
Resolute Holdings Management, Inc.
(a) (b)
..... 52,792 1,423,800
Resources Connection, Inc. .............. 861,514 4,940,783
Spire Global, Inc. , Class A
(a) (b)
............ 545,711 5,124,226
TriNet Group, Inc. .................... 790,436 61,914,852
TrueBlue, Inc.
(a)
...................... 757,708 3,288,453
TTEC Holdings, Inc.
(a)
.................. 550,461 2,201,844
Upwork, Inc.
(a) (b)
...................... 3,068,890 40,355,904
Verra Mobility Corp. , Class A
(a)
............ 4,070,672 88,740,650
Willdan Group, Inc.
(a) (b)
................. 316,250 12,397,000
WNS Holdings Ltd.
(a) (b)
................. 1,064,281 64,410,286
1,327,394,572

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Real Estate Management & Development — 0.6%
American Realty Investors, Inc.
(a)
.......... 31,334 $ 378,828
Anywhere Real Estate, Inc.
(a) (b)
............ 2,474,488 8,561,728
Compass, Inc. , Class A
(a) (b)
.............. 9,135,436 70,525,566
Cushman & Wakefield plc
(a) (b)
............. 3,370,926 31,585,577
eXp World Holdings, Inc.
(b)
............... 2,079,933 19,052,186
Forestar Group, Inc.
(a)
.................. 470,736 9,066,375
FRP Holdings, Inc.
(a)
................... 295,103 7,845,313
Kennedy-Wilson Holdings, Inc. ............ 2,813,313 18,005,203
Marcus & Millichap, Inc. ................ 599,722 18,231,549
Maui Land & Pineapple Co., Inc.
(a) (b)
........ 179,580 2,788,877
Newmark Group, Inc. , Class A ............ 3,312,046 36,399,386
Offerpad Solutions, Inc. , Class A
(a) (b)
........ 156,155 173,332
Opendoor Technologies, Inc.
(a) (b)
........... 15,850,638 12,019,539
RE/MAX Holdings, Inc. , Class A
(a)
.......... 445,255 3,406,201
Real Brokerage, Inc. (The)
(a) (b)
............ 2,478,735 10,931,221
Redfin Corp.
(a) (b)
...................... 3,009,084 28,616,389
RMR Group, Inc. (The) , Class A ........... 412,390 6,053,885
St. Joe Co. (The) ..................... 891,419 37,724,852
Star Holdings
(a) (b)
..................... 317,294 2,138,562
Stratus Properties, Inc.
(a)
................ 136,049 2,159,098
Tejon Ranch Co.
(a) (b)
................... 495,631 8,391,033
Transcontinental Realty Investors, Inc.
(a)
..... 27,162 781,179
334,835,879
Residential REITs — 0.5%
Apartment Investment & Management Co. , Class
A ............................. 3,471,523 27,459,747
BRT Apartments Corp. ................. 300,657 4,651,164
Centerspace ........................ 408,400 24,651,024
Clipper Realty, Inc. .................... 332,769 1,197,968
Elme Communities .................... 2,181,699 33,969,053
Independence Realty Trust, Inc. ........... 5,592,886 108,669,775
NexPoint Residential Trust, Inc. ........... 556,250 20,737,000
UMH Properties, Inc. .................. 1,782,837 31,502,730
Veris Residential, Inc. .................. 1,934,005 30,015,758
282,854,219
Retail REITs — 1.3%
Acadia Realty Trust
(b)
.................. 2,947,265 56,292,761
Alexander's, Inc. ..................... 52,713 10,879,963
CBL & Associates Properties, Inc. .......... 560,907 13,164,487
Curbline Properties Corp. ............... 2,340,483 53,573,656
FrontView REIT, Inc. ................... 369,105 4,591,666
Getty Realty Corp. .................... 1,242,434 34,775,728
InvenTrust Properties Corp. .............. 1,927,830 53,709,344
Kite Realty Group Trust ................. 5,400,440 116,919,526
Macerich Co. (The) ................... 6,197,320 90,852,711
NETSTREIT Corp. .................... 1,951,507 31,751,019
Phillips Edison & Co., Inc. ............... 3,036,877 105,379,632
Saul Centers, Inc. .................... 256,411 8,384,640
SITE Centers Corp.
(b)
.................. 1,198,996 14,196,113
Tanger, Inc. ......................... 2,686,203 84,642,256
Urban Edge Properties ................. 3,255,501 58,826,903
Whitestone REIT ..................... 1,238,467 16,149,610
754,090,015
Semiconductors & Semiconductor Equipment — 2.0%
ACM Research, Inc. , Class A
(a) (b)
........... 1,280,122 24,923,975
Aehr Test Systems
(a) (b)
.................. 688,655 5,874,227
Alpha & Omega Semiconductor Ltd.
(a) (b)
...... 589,477 11,099,852
Ambarella, Inc.
(a) (b)
.................... 952,707 45,720,409
Axcelis Technologies, Inc.
(a) (b)
............. 807,023 39,527,987
CEVA, Inc.
(a) (b)
....................... 579,147 15,179,443
Cohu, Inc.
(a) (b)
....................... 1,133,565 18,137,040
Credo Technology Group Holding Ltd.
(a) (b)
..... 3,500,660 150,703,413
Diodes, Inc.
(a) (b)
...................... 1,130,880 43,425,792
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Everspin Technologies, Inc.
(a) (b)
............ 483,009 $ 2,559,948
FormFactor, Inc.
(a)
.................... 1,907,411 53,674,545
GCT Semiconductor Holding, Inc.
(a) (b)
....... 188,334 261,784
Ichor Holdings Ltd.
(a)
................... 825,987 16,338,023
Impinj, Inc.
(a) (b)
....................... 567,815 52,312,796
indie Semiconductor, Inc. , Class A
(a) (b)
....... 4,211,218 8,380,324
Kulicke & Soffa Industries, Inc.. ............ 1,294,609 41,725,248
MaxLinear, Inc.
(a)
..................... 1,980,321 19,783,407
Navitas Semiconductor Corp.
(a) (b)
.......... 3,185,527 6,148,067
NVE Corp. ......................... 108,571 6,309,061
PDF Solutions, Inc.
(a)
.................. 758,788 13,923,760
Penguin Solutions, Inc.
(a) (b)
............... 1,299,952 22,190,181
Photronics, Inc.
(a) (b)
.................... 1,519,593 27,762,964
Power Integrations, Inc.
(b)
............... 1,394,351 68,490,521
QuickLogic Corp.
(a) (b)
................... 339,539 1,938,768
Rambus, Inc.
(a) (b)
..................... 2,637,941 128,705,141
Rigetti Computing, Inc.
(a) (b)
............... 4,656,313 41,301,496
Semtech Corp.
(a) (b)
.................... 1,827,335 57,104,219
Silicon Laboratories, Inc.
(a) (b)
.............. 791,831 80,576,723
SiTime Corp.
(a) (b)
..................... 458,861 67,388,326
SkyWater Technology, Inc.
(a) (b)
............ 683,790 4,848,071
Synaptics, Inc.
(a) (b)
.................... 980,444 54,571,513
Ultra Clean Holdings, Inc.
(a) (b)
............. 1,102,491 20,622,094
Veeco Instruments, Inc.
(a) (b)
.............. 1,362,246 25,474,000
1,176,983,118
Software — 6.1%
8x8, Inc.
(a) (b)
......................... 3,233,317 5,722,971
A10 Networks, Inc. .................... 1,739,369 28,664,801
ACI Worldwide, Inc.
(a) (b)
................. 2,618,188 139,706,512
Adeia, Inc. ......................... 2,713,241 33,399,997
Agilysys, Inc.
(a) (b)
..................... 557,117 41,421,649
Airship AI Holdings, Inc.
(a) (b)
.............. 217,958 847,857
Alarm.com Holdings, Inc.
(a) (b)
............. 1,167,855 62,597,028
Alkami Technology, Inc.
(a) (b)
.............. 1,500,184 40,039,911
Amplitude, Inc. , Class A
(a) (b)
.............. 1,940,830 17,836,228
Appian Corp. , Class A
(a) (b)
............... 991,766 30,794,334
Arteris, Inc.
(a)
........................ 698,932 4,654,887
Asana, Inc. , Class A
(a) (b)
................. 2,014,047 32,506,719
AudioEye, Inc.
(a) (b)
.................... 206,405 2,239,494
Aurora Innovation, Inc. , Class A
(a) (b)
......... 23,687,795 171,499,636
AvePoint, Inc. , Class A
(a) (b)
............... 3,196,216 52,258,132
Bit Digital, Inc.
(a) (b)
..................... 3,127,537 6,067,422
Blackbaud, Inc.
(a) (b)
.................... 968,649 58,642,010
BlackLine, Inc.
(a) (b)
.................... 1,441,769 68,094,750
Blend Labs, Inc. , Class A
(a) (b)
............. 5,944,957 19,915,606
Box, Inc. , Class A
(a) (b)
.................. 3,475,301 108,498,897
Braze, Inc. , Class A
(a) (b)
................. 1,625,873 50,613,426
C3.ai, Inc. , Class A
(a) (b)
................. 2,774,353 61,063,510
Cerence, Inc.
(a) (b)
..................... 1,050,976 9,521,843
Cipher Mining, Inc.
(a) (b)
.................. 5,027,272 14,327,725
Cleanspark, Inc.
(a) (b)
................... 6,828,412 55,788,126
Clear Secure, Inc. , Class A .............. 2,182,346 53,860,299
Clearwater Analytics Holdings, Inc. , Class A
(a) (b)
. 4,883,104 111,041,785
Commvault Systems, Inc.
(a) (b)
............. 1,078,344 180,223,633
Consensus Cloud Solutions, Inc.
(a)
......... 464,128 9,217,582
Core Scientific, Inc.
(a) (b)
................. 4,402,266 35,658,355
CS Disco, Inc.
(a) (b)
..................... 724,315 2,701,695
Daily Journal Corp.
(a) (b)
................. 34,024 12,894,415
Digimarc Corp.
(a) (b)
.................... 382,126 5,002,029
Digital Turbine, Inc.
(a) (b)
................. 2,488,673 7,466,019
Domo, Inc. , Class B
(a) (b)
................. 862,208 6,406,205
D-Wave Quantum, Inc.
(a) (b)
............... 4,500,000 31,095,000
E2open Parent Holdings, Inc. , Class A
(a) (b)
.... 4,966,786 9,784,568
eGain Corp.
(a) (b)
...................... 441,112 2,267,316

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
EverCommerce, Inc.
(a) (b)
................ 544,889 $ 5,318,117
Freshworks, Inc. , Class A
(a)
.............. 5,100,747 75,338,033
Hut 8 Corp.
(a) (b)
...................... 2,001,347 24,636,582
I3 Verticals, Inc. , Class A
(a) (b)
............. 569,801 14,313,401
Intapp, Inc.
(a) (b)
....................... 1,320,833 71,668,399
InterDigital, Inc. ...................... 625,352 125,695,752
Jamf Holding Corp.
(a)
.................. 2,044,771 23,658,000
Kaltura, Inc.
(a)
....................... 2,274,981 4,891,209
Life360, Inc.
(a) (b)
...................... 262,338 11,254,300
LiveRamp Holdings, Inc.
(a) (b)
.............. 1,587,276 41,523,140
MARA Holdings, Inc.
(a) (b)
................ 8,419,328 112,566,415
Meridianlink, Inc.
(a) (b)
................... 828,099 14,003,154
Mitek Systems, Inc.
(a) (b)
................. 1,092,675 9,047,349
N-able, Inc.
(a) (b)
...................... 1,782,791 12,586,504
NCR Voyix Corp.
(a) (b)
................... 3,754,910 32,179,579
NextNav, Inc.
(a) (b)
..................... 1,965,160 24,407,287
Olo, Inc. , Class A
(a) (b)
................... 2,625,692 16,279,290
ON24, Inc.
(a)
........................ 663,352 3,104,487
OneSpan, Inc. ....................... 962,164 14,307,379
Ooma, Inc.
(a)
........................ 596,913 7,300,246
Pagaya Technologies Ltd. , Class A
(a) (b)
....... 893,379 9,791,434
PagerDuty, Inc.
(a) (b)
.................... 2,132,224 33,070,794
Porch Group, Inc.
(a) (b)
.................. 1,960,141 11,368,818
Progress Software Corp. ................ 1,058,214 63,450,511
PROS Holdings, Inc.
(a) (b)
................ 1,130,192 19,303,679
Q2 Holdings, Inc.
(a)
.................... 1,456,532 115,430,161
Qualys, Inc.
(a) (b)
...................... 914,790 114,998,251
Rapid7, Inc.
(a) (b)
...................... 1,559,928 36,845,499
Red Violet, Inc. ...................... 279,026 10,898,756
Rekor Systems, Inc.
(a) (b)
................. 1,956,884 2,054,728
ReposiTrak, Inc.
(b)
.................... 278,501 6,015,622
Rimini Street, Inc.
(a)
................... 1,288,509 4,548,437
Riot Platforms, Inc.
(a) (b)
................. 7,698,095 55,734,208
Roadzen, Inc.
(a) (b)
..................... 773,602 748,305
Sapiens International Corp. NV ........... 759,844 20,812,127
SEMrush Holdings, Inc. , Class A
(a)
......... 925,952 9,518,787
Silvaco Group, Inc.
(a) (b)
................. 150,398 800,117
SoundHound AI, Inc. , Class A
(a) (b)
.......... 7,993,116 74,256,048
SoundThinking, Inc.
(a)
.................. 234,340 3,636,957
Sprinklr, Inc. , Class A
(a) (b)
................ 2,874,565 22,105,405
Sprout Social, Inc. , Class A
(a) (b)
............ 1,239,883 25,925,954
SPS Commerce, Inc.
(a) (b)
................ 928,944 133,312,753
Telos Corp.
(a) (b)
....................... 1,404,162 3,833,362
Tenable Holdings, Inc.
(a)
................ 2,940,540 89,892,308
Terawulf, Inc.
(a) (b)
..................... 6,657,176 18,506,949
Varonis Systems, Inc.
(a) (b)
................ 2,716,923 116,392,981
Verint Systems, Inc.
(a) (b)
................. 1,521,905 26,846,404
Vertex, Inc. , Class A
(a) (b)
................. 1,360,463 54,459,334
Viant Technology, Inc. , Class A
(a) (b)
......... 391,925 5,608,447
Weave Communications, Inc.
(a)
........... 1,004,920 10,652,152
WM Technology, Inc. , Class A
(a)
........... 2,057,669 2,654,393
Workiva, Inc. , Class A
(a) (b)
............... 1,260,569 94,883,029
Xperi, Inc.
(a) (b)
....................... 1,095,217 8,093,654
Yext, Inc.
(a) (b)
........................ 2,632,536 17,901,245
Zeta Global Holdings Corp. , Class A
(a) (b)
...... 4,411,638 57,615,992
3,510,388,596
Specialized REITs — 0.5%
Farmland Partners, Inc. ................ 1,108,425 11,150,756
Four Corners Property Trust, Inc. .......... 2,428,343 67,872,187
Gladstone Land Corp. ................. 802,293 7,966,769
Outfront Media, Inc. ................... 3,639,033 55,058,569
PotlatchDeltic Corp. ................... 1,954,772 75,043,697
Safehold, Inc.
(b)
...................... 1,296,447 20,419,040
Security
Shares
Shares Value
Specialized REITs (continued)
Uniti Group, Inc. ..................... 6,053,243 $ 29,781,956
267,292,974
Specialty Retail — 2.0%
1-800-Flowers.com, Inc. , Class A
(a) (b)
........ 623,133 3,445,926
Abercrombie & Fitch Co. , Class A
(a) (b)
........ 1,226,880 85,170,010
Academy Sports & Outdoors, Inc.
(b)
......... 1,689,178 63,648,227
American Eagle Outfitters, Inc. ............ 4,391,159 46,238,904
America's Car-Mart, Inc.
(a) (b)
.............. 179,485 8,511,179
Arhaus, Inc. , Class A
(a)
................. 1,286,841 10,114,570
Arko Corp. ......................... 1,996,892 8,037,490
Asbury Automotive Group, Inc.
(a)
........... 486,532 106,132,090
BARK, Inc.
(a) (b)
....................... 3,186,595 3,600,852
Beyond, Inc.
(a) (b)
...................... 1,154,309 4,698,038
Boot Barn Holdings, Inc.
(a) (b)
.............. 730,392 76,209,101
Buckle, Inc. (The) .................... 760,823 26,446,207
Build-A-Bear Workshop, Inc. ............. 310,860 10,967,141
Caleres, Inc. ........................ 820,270 12,500,915
Camping World Holdings, Inc. , Class A ...... 1,392,970 16,799,218
Citi Trends, Inc.
(a) (b)
.................... 156,926 3,504,158
Designer Brands, Inc. , Class A ............ 944,470 2,635,071
Destination XL Group, Inc.
(a) (b)
............ 1,286,011 1,272,636
EVgo, Inc. , Class A
(a) (b)
................. 3,022,678 8,342,591
Foot Locker, Inc.
(a)
.................... 2,073,622 25,443,342
Genesco, Inc.
(a) (b)
..................... 266,573 5,171,516
Group 1 Automotive, Inc.
(b)
............... 323,074 130,402,359
GrowGeneration Corp.
(a) (b)
............... 1,396,569 1,633,986
Haverty Furniture Cos., Inc. .............. 362,456 6,582,201
J Jill, Inc. .......................... 142,021 2,161,560
Lands' End, Inc.
(a) (b)
................... 351,191 3,118,576
Leslie's, Inc.
(a) (b)
...................... 4,860,716 2,917,402
MarineMax, Inc.
(a)
..................... 539,693 11,581,812
Monro, Inc. ......................... 725,601 10,114,878
National Vision Holdings, Inc.
(a)
........... 1,919,117 23,701,095
ODP Corp. (The)
(a) (b)
................... 744,835 10,189,343
OneWater Marine, Inc. , Class A
(a) (b)
......... 288,527 4,330,790
Petco Health & Wellness Co., Inc.
(a) (b)
....... 2,137,682 6,306,162
RealReal, Inc. (The)
(a) (b)
................. 2,492,683 14,457,561
Revolve Group, Inc. , Class A
(a) (b)
........... 946,186 18,810,178
RumbleON, Inc. , Class B
(a) (b)
............. 348,448 881,573
Sally Beauty Holdings, Inc.
(a) (b)
............ 2,527,981 20,577,765
Shoe Carnival, Inc. .................... 449,821 7,817,889
Signet Jewelers Ltd. ................... 1,033,286 61,273,860
Sleep Number Corp.
(a) (b)
................ 538,341 4,193,676
Sonic Automotive, Inc. , Class A ........... 367,769 22,330,934
Stitch Fix, Inc. , Class A
(a) (b)
............... 2,544,740 8,321,300
ThredUp, Inc. , Class A
(a) (b)
............... 1,956,989 8,786,881
Tile Shop Holdings, Inc.
(a) (b)
.............. 630,585 3,575,417
Tilly's, Inc. , Class A
(a) (b)
................. 429,463 657,078
Torrid Holdings, Inc.
(a) (b)
................. 476,649 3,026,721
Upbound Group, Inc. .................. 1,321,892 26,305,651
Urban Outfitters, Inc.
(a) (b)
................ 1,565,292 82,616,112
Victoria's Secret & Co.
(a) (b)
............... 1,952,110 36,699,668
Warby Parker, Inc. , Class A
(a) (b)
............ 2,200,756 36,334,482
Winmark Corp. ...................... 70,356 25,328,864
Zumiez, Inc.
(a) (b)
...................... 384,212 4,495,280
1,128,420,236
Technology Hardware, Storage & Peripherals — 0.4%
CompoSecure, Inc. , Class A ............. 635,555 6,984,749
Corsair Gaming, Inc.
(a)
................. 1,154,492 8,173,803
CPI Card Group, Inc.
(a)
................. 127,306 3,327,779
Diebold Nixdorf, Inc.
(a) (b)
................. 641,469 28,436,321
Eastman Kodak Co.
(a) (b)
................. 1,547,858 9,736,027
Immersion Corp. ..................... 760,851 5,500,953

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Russell 2000 ETF
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
IonQ, Inc.
(a) (b)
........................ 5,013,787 $ 137,678,591
Turtle Beach Corp.
(a) (b)
.................. 410,830 4,745,087
Xerox Holdings Corp. .................. 2,946,452 12,993,853
217,577,163
Textiles, Apparel & Luxury Goods — 0.4%
Figs, Inc. , Class A
(a) (b)
.................. 3,227,208 13,005,648
G-III Apparel Group Ltd.
(a) (b)
.............. 975,199 24,594,519
Hanesbrands, Inc.
(a) (b)
.................. 8,764,381 40,228,509
Kontoor Brands, Inc. ................... 1,364,766 82,090,675
Movado Group, Inc. ................... 401,998 5,583,752
Oxford Industries, Inc. ................. 371,505 18,055,143
Rocky Brands, Inc. .................... 177,199 3,790,287
Steven Madden Ltd. ................... 1,770,639 37,183,419
Superior Group of Cos., Inc. ............. 324,822 3,371,652
Vera Bradley, Inc.
(a) (b)
.................. 603,759 1,177,330
Wolverine World Wide, Inc. .............. 1,972,838 25,745,536
254,826,470
Tobacco — 0.1%
Ispire Technology, Inc.
(a) (b)
............... 458,046 1,264,207
Turning Point Brands, Inc. ............... 424,850 26,077,293
Universal Corp. ...................... 595,005 34,670,941
62,012,441
Trading Companies & Distributors — 2.2%
Alta Equipment Group, Inc. , Class A ........ 673,472 2,862,256
Applied Industrial Technologies, Inc. ........ 943,968 229,648,535
BlueLinx Holdings, Inc.
(a)
................ 205,649 13,395,976
Boise Cascade Co. ................... 950,376 88,651,073
Custom Truck One Source, Inc.
(a) (b)
......... 1,209,520 4,874,366
Distribution Solutions Group, Inc.
(a) (b)
........ 243,519 6,341,235
DNOW, Inc.
(a)
....................... 2,596,221 41,202,027
DXP Enterprises, Inc.
(a)
................. 303,212 26,822,134
EVI Industries, Inc. .................... 125,087 2,017,653
FTAI Aviation Ltd. ..................... 2,505,041 268,314,942
GATX Corp. ........................ 875,521 127,791,045
Global Industrial Co. ................... 323,236 8,300,701
GMS, Inc.
(a) (b)
........................ 969,252 71,007,402
H&E Equipment Services, Inc.
(b)
........... 795,420 71,436,670
Herc Holdings, Inc. .................... 693,583 75,905,724
Hudson Technologies, Inc.
(a)
............. 1,091,652 7,303,152
Karat Packaging, Inc. .................. 150,980 3,982,852
McGrath RentCorp .................... 595,411 63,512,491
MRC Global, Inc.
(a)
.................... 2,069,965 24,115,092
Rush Enterprises, Inc. , Class A ........... 1,502,717 76,623,540
Rush Enterprises, Inc. , Class B ........... 219,272 12,682,692
Titan Machinery, Inc.
(a) (b)
................ 512,126 8,496,170
Transcat, Inc.
(a) (b)
..................... 225,919 17,922,154
Willis Lease Finance Corp. .............. 71,428 11,051,340
Xometry, Inc. , Class A
(a) (b)
............... 1,091,810 27,994,008
1,292,255,230
Transportation Infrastructure — 0.0%
Sky Harbour Group Corp. , Class A
(a) (b)
....... 272,686 2,909,560
Water Utilities — 0.4%
American States Water Co. .............. 925,967 75,105,183
Cadiz, Inc.
(a) (b)
....................... 1,056,881 3,001,542
California Water Service Group ........... 1,460,583 73,978,529
Consolidated Water Co. Ltd. ............. 364,237 8,464,868
Global Water Resources, Inc. ............. 208,439 2,174,019
Middlesex Water Co. .................. 438,419 27,673,007
Pure Cycle Corp.
(a) (b)
................... 464,574 4,599,282
SJW Group ......................... 814,297 46,203,212
Security
Shares
Shares Value
Water Utilities (continued)
York Water Co. (The) .................. 308,703 $ 10,866,346
252,065,988
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a) (b)
....................... 1,630,145 12,340,198
Spok Holdings, Inc. ................... 425,407 6,100,336
Telephone & Data Systems, Inc. ........... 2,437,305 91,374,564
109,815,098
Total Common Stocks — 99 .6%
(Cost: $ 88,029,767,561 ) ............................ 57,447,021,728
Rights
Biotechnology — 0.0%
(a)(d)
Contra Aduro Biotech I, CVR
(b)
........... 272,340 128,000
Contra Chinook Therape, CVR
(b)
.......... 1,316,575 1,119,089
Oncternal Therapeutics, Inc., CVR
(b)
........ 13,273 13,605
Sanofi Aatd, Inc., CVR ................. 794,436 897,712
2,158,406
Total Rights — 0.0%
(Cost: $ 1,055,069 ) ............................... 2,158,406
Warrants
Health Care Equipment & Supplies — 0.0%
Pulse Biosciences, Inc. ( 1 Share for 1 Warrant,
Expires 06/27/29 )
(a) (b)
................ 39,821 119,861
Oil, Gas & Consumable Fuels — 0.0%
Chord Energy Corp. ( Issued/Exercisable
09/01/20 , 1 Share for 1 Warrant, Expires
09/01/25 , Strike Price USD 133.70 )
(a) (b)
.... 46,322 35,761
Total Warrants — 0.0%
(Cost: $ 3,782,609 ) ............................... 155,622
Total Long-Term Investments — 99.6%
(Cost: $ 88,034,605,239 ) ............................ 57,449,335,756
Short-Term Securities
Money Market Funds — 10.4%
(f)(g)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(h)
................... 5,995,296,613 5,997,694,732
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30% .................... 17,685,614 17,685,614
Total Short-Term Securities — 10 .4%
(Cost: $ 6,011,716,510 ) ............................ 6,015,380,346
Total Investments — 110 .0%
(Cost: $ 94,046,321,749 ) ............................ 63,464,716,102
Liabilities in Excess of Other Assets — (10.0) % ............ (5,747,857,688)
Net Assets — 100.0% ...............................
$ 57,716,858,414

Schedule of Investments
(unaudited) (continued)
April 30, 2025
iShares
®
Russell 2000 ETF
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $185,760, representing less than 0.05% of its net assets as of period end, and an original cost of $14,991,116.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 2,603 06/20/25 $ 256,369 $ 4,096,654
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 57,446,835,960 $ 185,760 $ 8 $ 57,447,021,728
Rights ................................................ — — 2,158,406 2,158,406
Warrants .............................................. — 155,622 — 155,622
Short-Term Securities
Money Market Funds ...................................... 6,015,380,346 — — 6,015,380,346
$ 63,462,216,306 $ 341,382 $ 2,158,414 $ 63,464,716,102
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 4,096,654 $ — $ — $ 4,096,654
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
(unaudited)
April 30, 2025
iShares Core
S&P 500 ETF
iShares Russell
2000 ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 557,509,956,852 $ 57,449,335,756
Investments, at value — affiliated
(c)
........................................................................... 6,101,699,009 6,015,380,346
Cash .............................................................................................. — 204,881,012
Cash pledged:
Futures contracts ..................................................................................... 150,675,000 29,457,000
Receivables: – –
Investment s sold ..................................................................................... — 1,192,944
Securities lending income — affiliated ....................................................................... 511,289 4,225,640
Capital shares sold .................................................................................... 105,495 9,597,253
Dividends — unaffiliated ................................................................................ 318,142,940 18,723,274
Dividends — affiliated .................................................................................. 3,918,547 309,080
Variation margin on futures contracts ........................................................................ 1,063,369 —
Total a ssets ..........................................................................................
564,086,072,501 63,733,102,305
LIABILITIES
Bank overdraft ......................................................................................... 15,848 —
Collateral on securities loaned .............................................................................. 3,178,421,623 5,995,689,023
Payables: – –
Investments purchased ................................................................................. 91,537,590 —
Capital shares redeemed ................................................................................ 2,320,887 9,092,134
Investment advisory fees ................................................................................ 13,498,134 9,194,803
Variation margin on futures contracts ........................................................................ — 2,267,931
Total li abilities .........................................................................................
3,285,794,082 6,016,243,891
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 560,800,278,419 $ 57,716,858,414
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 551,556,017,623 $ 109,413,836,846
Accumulated earnings (loss) ............................................................................... 9,244,260,796 (51,696,978,432)
NET ASSETS .........................................................................................
$ 560,800,278,419 $ 57,716,858,414
NET ASSET VALUE
Shares outstanding .....................................................................................
1,005,400,000 296,050,000
Net asset value ........................................................................................
$ 557.79 $ 194.96
Shares authorized ......................................................................................
Unlimited Unlimited
Par value ............................................................................................
None None
(a)
  Investments, at cost — unaffiliated ................................................................... $ 543,577,997,016 $ 88,034,605,239
(b)
  Securities loaned, at value ........................................................................ $ 3,085,670,881 $ 5,616,278,600
(c)
  Investments, at cost — affiliated ..................................................................... $ 6,043,929,343 $ 6,011,716,510

Glossary of Terms Used in these Financial Statements
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
MSCI Morgan Stanley Capital International
Nasdaq National Association of Securities Dealers Automated Quotations
NVS Non-Voting Shares
REIT Real Estate Investment Trust

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Cboe Global Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

April 30, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares U.S. Fixed Income Balanced Risk Systematic ETF | FIBR | Cboe BZX Exchange

2

Schedule of Investments (unaudited)
April 30, 2025
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28(a)	$35	$28,178
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(a)	27	24,019
		52,197
Aerospace & Defense — 0.6%
General Dynamics Corp., 3.63%, 04/01/30	50	48,500
Hexcel Corp., 4.20%, 02/15/27	80	79,079
RTX Corp., 6.00%, 03/15/31	10	10,688
Spirit AeroSystems Inc.
9.38%, 11/30/29(a)	26	27,728
9.75%, 11/15/30(a)	86	95,313
TransDigm Inc.
4.88%, 05/01/29	11	10,609
6.38%, 03/01/29(a)	15	15,293
6.75%, 08/15/28(a)	114	116,268
6.88%, 12/15/30(a)	27	27,820
		431,298
Agriculture — 2.1%
Altria Group Inc.
2.45%, 02/04/32	320	271,297
4.40%, 02/14/26(b)	55	54,839
6.20%, 11/01/28	210	221,586
6.88%, 11/01/33	60	66,049
BAT Capital Corp.
2.26%, 03/25/28	70	65,823
5.63%, 08/15/35	20	20,098
6.00%, 02/20/34	10	10,456
6.34%, 08/02/30	60	64,127
6.42%, 08/02/33(b)	30	32,103
BAT International Finance PLC, 5.93%, 02/02/29	100	104,619
Philip Morris International Inc.
1.75%, 11/01/30	340	294,266
5.25%, 02/13/34	40	40,406
5.38%, 02/15/33	40	40,951
5.50%, 09/07/30	40	41,796
5.75%, 11/17/32	150	157,265
Turning Point Brands Inc., 7.63%, 03/15/32(a)	15	15,586
		1,501,267
Airlines — 0.5%
Allegiant Travel Co., 7.25%, 08/15/27(a)(b)	23	21,260
American Airlines Inc.
7.25%, 02/15/28(a)(b)	65	64,182
8.50%, 05/15/29(a)	67	68,261
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(a)	89	88,527
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)(b)	84	77,416
VistaJet Malta Finance PLC/Vista Management Holding Inc., 9.50%, 06/01/28(a)(b)	19	18,564
		338,210
Apparel — 0.2%
Tapestry Inc., 5.10%, 03/11/30	70	70,253
VF Corp., 6.45%, 11/01/37	28	23,388
William Carter Co. (The), 5.63%, 03/15/27(a)(b)	9	8,755
		102,396
Auto Manufacturers — 1.5%
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)	50	42,982
Security	Par (000)	Value
Auto Manufacturers (continued)
General Motors Financial Co. Inc.
2.40%, 04/10/28	$150	$139,395
2.40%, 10/15/28	100	91,641
5.80%, 01/07/29	40	40,867
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27(a)	37	35,325
JB Poindexter & Co. Inc., 8.75%, 12/15/31(a)	30	30,192
Toyota Motor Credit Corp.
1.90%, 01/13/27	330	317,921
2.15%, 02/13/30	300	270,586
5.35%, 01/09/35	90	92,259
		1,061,168
Auto Parts & Equipment — 0.3%
Garrett Motion Holdings Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)(b)	49	48,880
IHO Verwaltungs GmbH, 6.38%, 05/15/29, (6.38% Cash)(a)(c)	15	14,418
Lear Corp., 3.80%, 09/15/27	33	32,153
Phinia Inc.
6.63%, 10/15/32(a)	21	20,606
6.75%, 04/15/29(a)	50	50,564
ZF North America Capital Inc., 7.13%, 04/14/30(a)	20	18,451
		185,072
Banks — 18.6%
Banco Santander SA, 6.92%, 08/08/33	200	213,130
Bank of America Corp.
1.32%, 06/19/26, (1-day SOFR + 1.150%)(d)	200	199,063
1.73%, 07/22/27, (1-day SOFR + 0.960%)(d)	450	435,065
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(d)	125	113,121
2.55%, 02/04/28, (1-day SOFR + 1.050%)(d)	10	9,676
2.69%, 04/22/32, (1-day SOFR + 1.320%)(d)	225	198,948
3.56%, 04/23/27, (3-mo. CME Term SOFR + 1.322%)(d)	150	148,511
4.57%, 04/27/33, (1-day SOFR + 1.830%)(d)	50	48,469
4.95%, 07/22/28, (1-day SOFR + 2.040%)(d)	35	35,376
5.47%, 01/23/35, (1-day SOFR + 1.650%)(d)	45	45,609
5.74%, 02/12/36, (1-day SOFR + 1.697%)(d)	140	138,994
6.20%, 11/10/28, (1-day SOFR + 1.990%)(d)	175	181,962
Bank of Montreal
1.25%, 09/15/26	60	57,569
Series H, 4.70%, 09/14/27	100	100,830
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27	103	99,444
4.54%, 02/01/29, (1-day SOFR + 1.169%)(d)	40	40,249
4.60%, 07/26/30, (1-day SOFR + 1.755%)(d)	50	50,293
Bank of Nova Scotia (The), 1.05%, 03/02/26	295	287,111
Canadian Imperial Bank of Commerce, 5.62%, 07/17/26	100	101,484
Citigroup Inc.
2.56%, 05/01/32, (1-day SOFR + 1.167%)(d)	120	104,823
2.57%, 06/03/31, (1-day SOFR + 2.107%)(d)	210	187,994
3.79%, 03/17/33, (1-day SOFR + 1.939%)(d)	30	27,540
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(d)	200	197,875
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(d)	150	145,920
6.27%, 11/17/33, (1-day SOFR + 2.338%)(d)	50	53,019
Fifth Third Bancorp, 1.71%, 11/01/27, (1-day SOFR + 0.685%)(d)	55	52,619
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Freedom Mortgage Corp.
7.63%, 05/01/26(a)	$15	$14,966
12.00%, 10/01/28(a)	10	10,706
12.25%, 10/01/30(a)(b)	15	16,505
Goldman Sachs Group Inc. (The)
1.43%, 03/09/27, (1-day SOFR + 0.798%)(d)	50	48,670
1.95%, 10/21/27, (1-day SOFR + 0.913%)(d)	300	289,010
2.38%, 07/21/32, (1-day SOFR + 1.248%)(d)	340	292,347
2.62%, 04/22/32, (1-day SOFR + 1.281%)(d)	45	39,523
2.65%, 10/21/32, (1-day SOFR + 1.264%)(d)	70	60,716
5.33%, 07/23/35, (1-day SOFR + 1.550%)(d)	35	34,794
5.54%, 01/28/36, (1-day SOFR + 1.380%)(d)	125	126,264
5.85%, 04/25/35, (1-day SOFR + 1.552%)(d)	50	51,520
HSBC Holdings PLC
5.21%, 08/11/28, (1-day SOFR + 2.610%)(d)	400	404,753
5.29%, 11/19/30, (1-day SOFR + 1.290%)(d)	400	406,196
5.55%, 03/04/30, (1-day SOFR + 1.460%)(d)	200	204,994
Intesa Sanpaolo SpA
4.20%, 06/01/32, (1-year CMT + 2.600%)(a)(d)	125	112,188
4.95%, 06/01/42, (1-year CMT + 2.750%)(a)(d)	20	15,541
JPMorgan Chase & Co.
1.05%, 11/19/26, (1-day SOFR + 0.800%)(d)	315	308,848
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(d)	90	77,120
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(d)	49	43,423
2.95%, 10/01/26	151	148,379
2.96%, 01/25/33, (1-day SOFR + 1.260%)(d)	15	13,276
4.59%, 04/26/33, (1-day SOFR + 1.800%)(d)	90	87,841
4.85%, 07/25/28, (1-day SOFR + 1.990%)(d)	150	151,609
4.91%, 07/25/33, (1-day SOFR + 2.080%)(d)	75	74,624
4.92%, 01/24/29, (1-day SOFR + 0.800%)(d)	96	97,346
4.95%, 10/22/35, (1-day SOFR + 1.340%)(d)	30	29,296
5.29%, 07/22/35, (1-day SOFR + 1.460%)(d)	30	30,020
5.30%, 07/24/29, (1-day SOFR + 1.450%)(d)	355	363,839
5.35%, 06/01/34, (1-day SOFR + 1.845%)(d)	71	72,098
Lloyds Banking Group PLC, 4.72%, 08/11/26, (1-year CMT + 1.750%)(d)	200	199,867
M&T Bank Corp.
6.08%, 03/13/32, (1-day SOFR + 2.260%)(d)	50	51,969
7.41%, 10/30/29, (1-day SOFR + 2.800%)(b)(d)	165	177,532
Manufacturers & Traders Trust Co., 4.65%, 01/27/26	500	499,812
Mitsubishi UFJ Financial Group Inc., 1.54%, 07/20/27, (1-year CMT + 0.750%)(d)	200	193,101
Mizuho Financial Group Inc., 5.42%, 05/13/36, (1-year CMT + 0.980%)(d)	200	200,669
Morgan Stanley
0.99%, 12/10/26, (1-day SOFR + 0.720%)(d)	145	141,729
1.79%, 02/13/32, (1-day SOFR + 1.034%)(d)	63	53,083
2.24%, 07/21/32, (1-day SOFR + 1.178%)(d)	200	170,418
2.51%, 10/20/32, (1-day SOFR + 1.200%)(d)	279	240,772
2.70%, 01/22/31, (1-day SOFR + 1.143%)(d)	43	39,243
2.94%, 01/21/33, (1-day SOFR + 1.290%)(d)	140	122,738
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(d)	85	83,476
3.88%, 01/27/26	100	99,616
5.25%, 04/21/34, (1-day SOFR + 1.870%)(d)	145	144,989
5.59%, 01/18/36, (1-day SOFR + 1.418%)(d)	30	30,442
5.95%, 01/19/38, (5-year CMT + 2.430%)(d)	80	80,535
PNC Financial Services Group Inc. (The)
3.45%, 04/23/29	100	96,645
Security	Par (000)	Value
Banks (continued)
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(d)	$60	$56,695
4.76%, 01/26/27, (1-day SOFR Index + 1.085%)(b)(d)	330	330,249
5.81%, 06/12/26, (1-day SOFR + 1.322%)(d)	65	65,033
Royal Bank of Canada
2.05%, 01/21/27	100	96,714
4.97%, 01/24/29, (1-day SOFR + 0.830%)(d)	70	70,988
5.20%, 08/01/28	120	123,193
Santander Holdings USA Inc., 6.34%, 05/31/35, (1-day SOFR + 2.138%)(b)(d)	64	65,327
Toronto-Dominion Bank (The)
1.25%, 09/10/26	300	288,124
4.69%, 09/15/27	120	121,055
Truist Financial Corp.
1.27%, 03/02/27, (1-day SOFR + 0.609%)(d)	292	283,716
5.12%, 01/26/34, (1-day SOFR + 1.852%)(d)	110	107,746
U.S. Bancorp
5.42%, 02/12/36, (1-day SOFR + 1.411%)(d)	130	130,372
5.78%, 06/12/29, (1-day SOFR + 2.020%)(d)	75	77,568
Series X, 3.15%, 04/27/27	100	98,118
UniCredit SpA
5.46%, 06/30/35, (5-year CMT + 4.750%)(a)(d)	25	24,407
5.86%, 06/19/32, (5-year USD ICE Swap + 3.703%)(a)(d)	125	125,375
7.30%, 04/02/34, (5-year USD ICE Swap + 4.914%)(a)(d)	150	156,838
Wells Fargo & Co.
3.20%, 06/17/27, (3-mo. CME Term SOFR + 1.432%)(d)	540	532,480
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.032%)(d)	55	54,251
5.21%, 12/03/35, (1-day SOFR + 1.380%)(d)	85	83,927
5.24%, 01/24/31, (1-day SOFR + 1.110%)(d)	295	301,032
5.39%, 04/24/34, (1-day SOFR + 2.020%)(d)	55	55,261
5.50%, 01/23/35, (1-day SOFR + 1.780%)(d)	150	150,974
5.56%, 07/25/34, (1-day SOFR + 1.990%)(d)	100	101,330
		13,028,515
Beverages — 1.0%
Coca-Cola Co. (The), 5.00%, 05/13/34	30	30,746
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	200	184,962
Constellation Brands Inc.
3.70%, 12/06/26(b)	85	84,005
4.35%, 05/09/27(b)	50	49,894
Diageo Capital PLC
2.13%, 04/29/32	200	167,803
5.30%, 10/24/27	200	204,825
		722,235
Biotechnology — 0.5%
Amgen Inc., 3.35%, 02/22/32	10	9,136
Biogen Inc., 4.05%, 09/15/25	150	149,502
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30	220	187,901
		346,539
Building Materials — 0.4%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(a)	10	10,305
Builders FirstSource Inc.
6.38%, 06/15/32(a)(b)	40	40,271
6.38%, 03/01/34(a)(b)	20	19,877
Eagle Materials Inc., 2.50%, 07/01/31	93	81,202
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)	$47	$45,895
8.88%, 11/15/31(a)	35	35,914
Standard Industries Inc./New York, 4.75%, 01/15/28(a)	35	34,269
		267,733
Chemicals — 0.4%
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	48	46,466
Eastman Chemical Co., 5.63%, 02/20/34	50	49,792
INEOS Finance PLC, 7.50%, 04/15/29(a)	31	29,144
LYB International Finance II BV, 3.50%, 03/02/27	40	39,269
PPG Industries Inc., 1.20%, 03/15/26	100	97,222
Rain Carbon Inc., 12.25%, 09/01/29(a)(b)	16	16,261
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)	14	13,141
WR Grace Holdings LLC, 7.38%, 03/01/31(a)	12	12,056
		303,351
Coal — 0.0%
SunCoke Energy Inc., 4.88%, 06/30/29(a)	10	9,213
Commercial Services — 2.4%
ADT Security Corp. (The)
4.13%, 08/01/29(a)	36	33,968
4.88%, 07/15/32(a)	53	49,944
Adtalem Global Education Inc., 5.50%, 03/01/28(a)	65	64,137
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26(a)	24	23,933
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27(a)	47	47,136
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)	35	36,910
Cintas Corp. No. 2
3.70%, 04/01/27	14	13,876
4.00%, 05/01/32	60	57,355
Deluxe Corp.
8.00%, 06/01/29(a)	39	35,886
8.13%, 09/15/29(a)	10	10,012
Equifax Inc., 4.80%, 09/15/29	55	55,214
EquipmentShare.com Inc., 9.00%, 05/15/28(a)	10	10,183
GEO Group Inc. (The)
8.63%, 04/15/29	83	87,472
10.25%, 04/15/31	81	88,495
Global Payments Inc.
1.20%, 03/01/26	100	96,858
5.30%, 08/15/29	210	211,700
Hertz Corp. (The)
4.63%, 12/01/26(a)	33	27,595
12.63%, 07/15/29(a)(b)	55	53,509
Prime Security Services Borrower LLC/Prime Finance Inc., 6.25%, 01/15/28(a)	45	44,950
Quanta Services Inc., 2.90%, 10/01/30	145	131,372
S&P Global Inc.
2.90%, 03/01/32	180	161,108
2.95%, 01/22/27	105	103,000
TriNet Group Inc., 7.13%, 08/15/31(a)	26	26,471
Upbound Group Inc., 6.38%, 02/15/29(a)	37	34,940
Verisk Analytics Inc.
4.13%, 03/15/29	100	98,569
5.75%, 04/01/33	50	51,896
VT Topco Inc., 8.50%, 08/15/30(a)	10	10,464
		1,666,953
Security	Par (000)	Value
Computers — 1.6%
Accenture Capital Inc., 4.50%, 10/04/34	$10	$9,635
Amdocs Ltd., 2.54%, 06/15/30	140	124,305
CGI Inc., 4.95%, 03/14/30(a)	85	85,395
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29(a)	25	22,983
Dell International LLC/EMC Corp., 5.25%, 02/01/28	100	102,096
Diebold Nixdorf Inc., 7.75%, 03/31/30(a)	72	75,015
Fortinet Inc., 2.20%, 03/15/31	15	13,082
International Business Machines Corp.
1.70%, 05/15/27	150	142,804
4.15%, 07/27/27	270	269,626
Leidos Inc., 2.30%, 02/15/31	60	51,819
NCR Atleos Corp., 9.50%, 04/01/29(a)	53	57,072
NetApp Inc., 5.70%, 03/17/35	55	55,267
Seagate HDD Cayman
8.25%, 12/15/29(b)	15	16,087
9.63%, 12/01/32	100	112,962
		1,138,148
Cosmetics & Personal Care — 0.1%
Colgate-Palmolive Co., 3.25%, 08/15/32	90	83,347
Distribution & Wholesale — 0.2%
WW Grainger Inc., 4.45%, 09/15/34	160	155,238
Diversified Financial Services — 6.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.10%, 01/19/29	150	151,442
Ally Financial Inc.
6.65%, 01/17/40, (5-year CMT + 2.450%)(d)	24	22,836
6.70%, 02/14/33(b)	45	44,648
American Express Co.
4.05%, 05/03/29	38	37,781
5.04%, 05/01/34, (1-day SOFR + 1.835%)(d)	155	154,685
5.44%, 01/30/36, (1-day SOFR Index + 1.320%)(d)	75	75,572
5.65%, 04/23/27, (1-day SOFR Index + 0.750%)(d)	140	141,481
5.92%, 04/25/35, (1-day SOFR + 1.630%)(d)	110	112,809
Ameriprise Financial Inc.
5.15%, 05/15/33(b)	100	101,096
5.70%, 12/15/28	70	73,307
Blue Owl Finance LLC, 6.25%, 04/18/34	60	60,602
Brookfield Capital Finance LLC, 6.09%, 06/14/33	170	176,555
Brookfield Finance Inc., 4.35%, 04/15/30	130	126,937
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	20	19,817
6.88%, 04/15/30(a)	25	24,960
9.25%, 07/01/31(a)	85	89,733
Capital One Financial Corp.
3.27%, 03/01/30, (1-day SOFR + 1.790%)(d)	50	47,103
5.46%, 07/26/30, (1-day SOFR +1.560%)(d)	25	25,405
5.47%, 02/01/29, (1-day SOFR + 2.080%)(d)	270	275,163
5.82%, 02/01/34, (1-day SOFR + 2.600%)(d)	150	151,314
6.05%, 02/01/35, (1-day SOFR + 2.260%)(d)	40	40,880
6.31%, 06/08/29, (1-day SOFR + 2.640%)(d)	32	33,347
7.15%, 10/29/27, (1-day SOFR + 2.440%)(d)	110	113,820
Cboe Global Markets Inc., 1.63%, 12/15/30	80	68,452
Charles Schwab Corp. (The)
1.15%, 05/13/26	50	48,387
1.65%, 03/11/31	2	1,694
1.95%, 12/01/31	42	35,292
2.30%, 05/13/31	6	5,283
2.45%, 03/03/27	200	193,977
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
2.90%, 03/03/32	$2	$1,761
3.20%, 01/25/28	2	1,949
5.64%, 05/19/29, (1-day SOFR + 2.210%)(d)	38	39,390
5.85%, 05/19/34, (1-day SOFR + 2.500%)(d)	23	24,022
5.88%, 08/24/26	35	35,681
6.20%, 11/17/29, (1-day SOFR + 1.878%)(d)	78	82,776
Coinbase Global Inc.
3.38%, 10/01/28(a)(b)	122	112,645
3.63%, 10/01/31(a)(b)	8	6,943
Credit Acceptance Corp.
6.63%, 03/15/30(a)	15	14,769
9.25%, 12/15/28(a)	58	61,396
Enova International Inc., 9.13%, 08/01/29(a)(b)	50	51,305
EZCORP Inc., 7.38%, 04/01/32(a)	5	5,246
Freedom Mortgage Holdings LLC
8.38%, 04/01/32(a)(b)	5	4,888
9.13%, 05/15/31(a)	15	15,178
9.25%, 02/01/29(a)	20	20,400
GGAM Finance Ltd., 8.00%, 02/15/27(a)	15	15,389
goeasy Ltd.
7.38%, 10/01/30(a)	15	14,741
7.63%, 07/01/29(a)	51	51,412
9.25%, 12/01/28(a)	58	60,738
Series 144*, 6.88%, 05/15/30(a)(b)	23	22,437
Intercontinental Exchange Inc., 1.85%, 09/15/32	15	12,286
Jane Street Group/JSG Finance Inc., 6.75%, 05/01/33(a)	20	20,105
Jefferies Financial Group Inc., 5.88%, 07/21/28	35	35,936
Jefferson Capital Holdings LLC, 9.50%, 02/15/29(a)	12	12,570
LPL Holdings Inc., 5.65%, 03/15/35	70	69,204
Mastercard Inc.
4.55%, 01/15/35(b)	50	48,823
4.95%, 03/15/32	90	91,824
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30(a)	43	43,009
5.75%, 11/15/31(a)	45	45,128
6.50%, 08/01/29(a)	15	15,253
7.13%, 02/01/32(a)	100	103,732
Nomura Holdings Inc., 1.85%, 07/16/25	200	198,736
OneMain Finance Corp.
6.63%, 05/15/29	15	15,059
6.75%, 03/15/32	48	47,071
7.13%, 11/15/31	56	56,236
7.50%, 05/15/31	14	14,212
7.88%, 03/15/30	75	77,564
9.00%, 01/15/29(b)	25	26,138
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27(a)	12	11,951
PennyMac Financial Services Inc.
5.75%, 09/15/31(a)(b)	35	33,341
6.88%, 02/15/33(a)	10	9,996
7.13%, 11/15/30(a)	15	15,289
7.88%, 12/15/29(a)	97	101,126
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 3.88%, 03/01/31(a)	81	73,295
SLM Corp., 6.50%, 01/31/30(b)	15	15,453
StoneX Group Inc., 7.88%, 03/01/31(a)	50	52,049
Synchrony Financial, 7.25%, 02/02/33	113	115,586
United Wholesale Mortgage LLC
5.50%, 04/15/29(a)	148	143,515
5.75%, 06/15/27(a)	26	25,649
Security	Par (000)	Value
Diversified Financial Services (continued)
UWM Holdings LLC, 6.63%, 02/01/30(a)(b)	$69	$68,370
VFH Parent LLC / Valor Co-Issuer Inc., 7.50%, 06/15/31(a)	16	16,438
		4,712,388
Electric — 5.3%
AES Corp. (The)
1.38%, 01/15/26	50	48,748
2.45%, 01/15/31(b)	25	21,413
Alabama Power Co., Series 20-A, 1.45%, 09/15/30	50	42,874
Appalachian Power Co.
4.50%, 08/01/32	10	9,588
5.65%, 04/01/34	30	30,456
Arizona Public Service Co.
2.20%, 12/15/31	15	12,690
5.55%, 08/01/33	10	10,104
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	25	21,091
3.70%, 07/15/30	50	48,311
Black Hills Corp., 3.95%, 01/15/26	50	49,641
CenterPoint Energy Inc.
2.65%, 06/01/31	20	17,635
5.25%, 08/10/26	12	12,107
5.40%, 06/01/29	10	10,291
Connecticut Light and Power Co. (The)
4.90%, 07/01/33	20	19,807
4.95%, 01/15/30	30	30,632
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31	25	22,292
5.38%, 05/15/34	30	30,683
Constellation Energy Generation LLC, 5.80%, 03/01/33	5	5,177
Consumers Energy Co., 3.60%, 08/15/32	30	27,624
Dominion Energy Inc.
Series C, 2.25%, 08/15/31	35	29,998
Series D, 2.85%, 08/15/26	50	48,932
DTE Electric Co., Series A, 1.90%, 04/01/28(b)	80	75,259
DTE Energy Co., Series C, 3.40%, 06/15/29	20	19,054
Duke Energy Carolinas LLC
2.95%, 12/01/26	100	98,231
4.95%, 01/15/33	20	20,110
Duke Energy Corp.
4.50%, 08/15/32(b)	10	9,668
5.75%, 09/15/33	15	15,617
Duke Energy Florida LLC, 2.40%, 12/15/31	40	35,082
Duke Energy Progress LLC, 3.40%, 04/01/32	60	54,896
Entergy Corp., 2.40%, 06/15/31	80	69,273
Entergy Mississippi LLC, 5.00%, 09/01/33	10	9,925
Evergy Kansas Central Inc., 5.90%, 11/15/33	10	10,501
Eversource Energy, 2.90%, 03/01/27	70	68,025
Exelon Corp.
3.35%, 03/15/32	20	18,111
3.40%, 04/15/26	70	69,223
5.45%, 03/15/34	30	30,441
Florida Power & Light Co., 2.45%, 02/03/32	90	78,556
Georgia Power Co., 4.70%, 05/15/32(b)	10	9,924
Interstate Power & Light Co., 5.70%, 10/15/33	20	20,561
Lightning Power LLC, 7.25%, 08/15/32(a)	71	73,616
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	25	24,129
3.70%, 03/15/29	40	38,963
4.15%, 12/15/32	15	14,177
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.95%, 02/07/30	$10	$10,195
5.60%, 11/13/26	35	35,677
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	150	143,763
3.55%, 05/01/27	84	82,700
5.25%, 03/15/34	25	24,916
5.30%, 03/15/32	20	20,424
NRG Energy Inc.
3.88%, 02/15/32(a)	41	36,730
5.75%, 07/15/29(a)(b)	13	12,948
6.25%, 11/01/34(a)(b)	10	9,980
7.00%, 03/15/33(a)	90	96,954
Oncor Electric Delivery Co. LLC, 4.15%, 06/01/32	50	47,688
Pacific Gas and Electric Co.
2.50%, 02/01/31	45	38,861
3.00%, 06/15/28	55	52,081
3.15%, 01/01/26	220	216,747
3.25%, 06/01/31	20	17,872
4.55%, 07/01/30	40	38,920
PacifiCorp, 5.30%, 02/15/31(b)	10	10,258
PECO Energy Co., 4.90%, 06/15/33	10	10,041
PG&E Corp., 5.00%, 07/01/28	67	65,389
PPL Capital Funding Inc., 4.13%, 04/15/30	30	29,421
Public Service Co. of Colorado, 5.35%, 05/15/34	20	20,135
Public Service Co. of New Hampshire
5.35%, 10/01/33	20	20,417
Series V, 2.20%, 06/15/31(b)	20	17,514
Public Service Co. of Oklahoma, Series J, 2.20%, 08/15/31	60	51,105
Public Service Electric & Gas Co.
3.10%, 03/15/32	20	18,068
4.65%, 03/15/33	10	9,890
5.20%, 03/01/34	45	45,913
Public Service Enterprise Group Inc., 1.60%, 08/15/30	20	17,076
Puget Energy Inc., 2.38%, 06/15/28	10	9,384
San Diego Gas & Electric Co., Series XXX, 3.00%, 03/15/32	20	17,610
Sempra
3.40%, 02/01/28	50	48,563
5.50%, 08/01/33	10	10,051
Southern California Edison Co.
2.75%, 02/01/32(b)	50	42,507
2.85%, 08/01/29	25	23,023
5.45%, 06/01/31	45	45,560
Southern Co. (The)
5.11%, 08/01/27(b)	50	50,724
5.20%, 06/15/33	10	10,059
5.70%, 10/15/32	30	31,170
Southwestern Electric Power Co.
5.30%, 04/01/33	10	9,962
Series N, 1.65%, 03/15/26(b)	90	87,722
Talen Energy Supply LLC, 8.63%, 06/01/30(a)(b)	29	30,942
Tampa Electric Co., 5.15%, 03/01/35(b)	75	74,729
Union Electric Co.
2.15%, 03/15/32	40	33,811
2.95%, 06/15/27	40	39,073
Virginia Electric & Power Co., Series B, 3.75%, 05/15/27	130	128,951
Virginia Electric and Power Co., 5.15%, 03/15/35	30	29,692
Security	Par (000)	Value
Electric (continued)
Vistra Operations Co. LLC
6.88%, 04/15/32(a)(b)	$150	$155,484
7.75%, 10/15/31(a)	50	52,883
WEC Energy Group Inc., 5.60%, 09/12/26	11	11,150
Wisconsin Electric Power Co., 4.75%, 09/30/32	40	40,256
Xcel Energy Inc.
1.75%, 03/15/27	80	76,077
4.60%, 06/01/32	10	9,643
		3,684,145
Electrical Components & Equipment — 0.3%
Emerson Electric Co.
2.20%, 12/21/31	90	78,407
5.00%, 03/15/35(b)	50	50,702
Energizer Holdings Inc.
4.38%, 03/31/29(a)	43	40,153
4.75%, 06/15/28(a)	46	44,378
WESCO Distribution Inc., 6.38%, 03/15/33(a)(b)	15	15,198
		228,838
Electronics — 0.6%
Avnet Inc., 4.63%, 04/15/26	100	99,813
Honeywell International Inc., 4.50%, 01/15/34	60	58,037
Imola Merger Corp., 4.75%, 05/15/29(a)	42	40,184
Jabil Inc.
1.70%, 04/15/26	165	160,312
5.45%, 02/01/29	30	30,433
Keysight Technologies Inc., 4.95%, 10/15/34(b)	25	24,280
		413,059
Engineering & Construction — 0.1%
AECOM, 5.13%, 03/15/27	47	46,844
Brand Industrial Services Inc., 10.38%, 08/01/30(a)	25	23,777
Tutor Perini Corp., 11.88%, 04/30/29(a)	18	19,409
		90,030
Entertainment — 0.3%
Lions Gate Capital Holdings 1 Inc., 5.50%, 04/15/29(a)	42	37,765
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29(a)	101	59,054
Resorts World Las Vegas LLC/RWLV Capital Inc., 8.45%, 07/27/30(a)	130	127,431
		224,250
Environmental Control — 0.4%
Republic Services Inc.
4.75%, 07/15/30	10	10,156
4.88%, 04/01/29	25	25,451
5.00%, 12/15/33	90	90,567
Waste Connections Inc., 3.50%, 05/01/29	40	38,773
Waste Management Inc., 4.95%, 07/03/31	105	107,439
		272,386
Food — 0.4%
Chobani LLC/Chobani Finance Corp. Inc., 7.63%, 07/01/29(a)(b)	10	10,491
Kellanova, 4.30%, 05/15/28	150	150,357
Kroger Co. (The), 5.00%, 09/15/34	45	44,060
Post Holdings Inc.
6.25%, 10/15/34(a)(b)	10	9,933
6.38%, 03/01/33(a)	31	30,716
U.S. Foods Inc., 7.25%, 01/15/32(a)(b)	20	20,942
United Natural Foods Inc., 6.75%, 10/15/28(a)	12	11,774
		278,273
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas — 0.7%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	$35	$33,425
9.38%, 06/01/28(a)(b)	34	33,789
Atmos Energy Corp., 5.90%, 11/15/33	10	10,623
CenterPoint Energy Resources Corp., 5.25%, 03/01/28	35	35,912
National Fuel Gas Co., 5.95%, 03/15/35	35	35,025
NiSource Inc.
0.95%, 08/15/25	140	138,525
1.70%, 02/15/31	30	25,373
Piedmont Natural Gas Co. Inc., 5.10%, 02/15/35	20	19,943
Southern California Gas Co.
2.95%, 04/15/27	70	68,210
5.20%, 06/01/33	10	9,984
Southern Co. Gas Capital Corp., 5.75%, 09/15/33	10	10,312
Southwest Gas Corp., 4.05%, 03/15/32	35	32,782
		453,903
Health Care - Products — 0.7%
Abbott Laboratories, 1.40%, 06/30/30	20	17,535
Bausch & Lomb Corp., 8.38%, 10/01/28(a)(b)	114	118,897
Embecta Corp., 5.00%, 02/15/30(a)	43	38,701
Insulet Corp., 6.50%, 04/01/33(a)	21	21,479
Smith & Nephew PLC, 5.15%, 03/20/27(b)	100	101,187
Zimmer Biomet Holdings Inc.
3.05%, 01/15/26	140	138,324
5.35%, 12/01/28	40	41,053
		477,176
Health Care - Services — 3.5%
Centene Corp., 2.45%, 07/15/28	50	45,980
Cigna Group (The), 3.40%, 03/01/27	150	147,546
DaVita Inc.
3.75%, 02/15/31(a)	41	36,029
4.63%, 06/01/30(a)	106	98,581
6.88%, 09/01/32(a)(b)	170	171,559
Elevance Health Inc., 3.65%, 12/01/27	100	98,357
HCA Inc.
3.50%, 09/01/30	210	196,097
3.63%, 03/15/32	124	112,402
5.45%, 04/01/31	101	102,983
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28(a)	10	10,543
ICON Investments Six DAC, 5.81%, 05/08/27	400	407,914
LifePoint Health Inc.
9.88%, 08/15/30(a)(b)	10	10,628
11.00%, 10/15/30(a)	15	16,428
Quest Diagnostics Inc.
4.60%, 12/15/27	115	115,924
4.63%, 12/15/29	140	140,598
Star Parent Inc., 9.00%, 10/01/30(a)	20	20,234
UnitedHealth Group Inc.
4.00%, 05/15/29	100	98,868
4.25%, 01/15/29	60	59,998
Universal Health Services Inc.
1.65%, 09/01/26	500	479,338
2.65%, 01/15/32	90	74,416
5.05%, 10/15/34	10	9,338
		2,453,761
Holding Companies - Diversified — 1.5%
Ares Capital Corp.
2.15%, 07/15/26	88	84,796
Security	Par (000)	Value
Holding Companies - Diversified (continued)
2.88%, 06/15/28	$110	$102,063
Benteler International AG, Class A, 10.50%, 05/15/28(a)	19	19,388
Blackstone Secured Lending Fund, 3.63%, 01/15/26	30	29,661
Blue Owl Capital Corp., 3.75%, 07/22/25	180	179,176
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	101	95,281
FS KKR Capital Corp.
2.63%, 01/15/27	160	151,359
3.40%, 01/15/26	300	295,851
6.88%, 08/15/29(b)	50	50,824
Golub Capital BDC Inc., 2.50%, 08/24/26	20	19,245
Stena International SA
7.25%, 01/15/31(a)	10	9,872
7.63%, 02/15/31(a)	18	18,041
		1,055,557
Home Builders — 0.9%
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)	43	37,441
6.25%, 09/15/27(a)	48	47,068
Lennar Corp., 5.00%, 06/15/27	35	35,193
LGI Homes Inc., 8.75%, 12/15/28(a)	10	10,103
NVR Inc., 3.00%, 05/15/30	175	160,956
Toll Brothers Finance Corp.
3.80%, 11/01/29(b)	30	28,707
4.35%, 02/15/28	280	277,428
		596,896
Home Furnishings — 0.1%
Tempur Sealy International Inc., 3.88%, 10/15/31(a)	42	36,921
Insurance — 3.7%
Acrisure LLC/Acrisure Finance Inc., 6.00%, 08/01/29(a)	41	39,152
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.75%, 10/15/27(a)	20	19,917
7.00%, 01/15/31(a)	15	15,216
Allstate Corp. (The), 5.05%, 06/24/29	60	61,176
Arthur J Gallagher & Co.
2.40%, 11/09/31(b)	180	156,175
4.85%, 12/15/29	100	101,210
Assured Guaranty U.S. Holdings Inc., 6.13%, 09/15/28	33	34,452
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	45	45,871
Brown & Brown Inc.
2.38%, 03/15/31	160	138,203
4.20%, 03/17/32	8	7,450
Enstar Group Ltd.
3.10%, 09/01/31	135	117,580
4.95%, 06/01/29(b)	30	29,888
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	30	27,312
5.63%, 08/16/32	100	101,393
6.00%, 12/07/33	106	110,088
Fidelity National Financial Inc., 4.50%, 08/15/28	200	197,405
HUB International Ltd.
7.25%, 06/15/30(a)	15	15,557
7.38%, 01/31/32(a)	15	15,455
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Marsh & McLennan Companies Inc.
2.38%, 12/15/31	$450	$389,219
4.38%, 03/15/29	60	60,128
MGIC Investment Corp., 5.25%, 08/15/28	95	94,744
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	37	37,977
Primerica Inc., 2.80%, 11/19/31(b)	50	43,476
Principal Financial Group Inc., 5.38%, 03/15/33	22	22,378
Progressive Corp. (The), 3.20%, 03/26/30	16	15,184
RenaissanceRe Finance Inc., 3.45%, 07/01/27	120	117,566
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29	220	211,191
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(a)	17	16,661
Unum Group, 4.00%, 06/15/29	170	166,244
Willis North America Inc., 5.35%, 05/15/33	195	196,547
		2,604,815
Internet — 1.2%
Alphabet Inc., 4.50%, 05/15/35	20	19,718
GrubHub Holdings Inc., 5.50%, 07/01/27(a)(b)	79	71,283
Match Group Holdings II LLC, 5.63%, 02/15/29(a)	23	22,549
Meta Platforms Inc., 3.85%, 08/15/32	175	166,958
Rakuten Group Inc.
6.25%, (5-year CMT + 4.956%)(a)(d)(e)	15	13,099
9.75%, 04/15/29(a)	115	121,568
11.25%, 02/15/27(a)	95	102,043
Snap Inc., 6.88%, 03/01/33(a)	47	46,924
Uber Technologies Inc., 4.80%, 09/15/34	45	43,665
VeriSign Inc.
2.70%, 06/15/31	84	74,296
5.25%, 06/01/32	25	25,217
Wayfair LLC
7.25%, 10/31/29(a)(b)	70	63,954
7.75%, 09/15/30(a)	33	30,229
		801,503
Iron & Steel — 1.0%
Cleveland-Cliffs Inc.
6.75%, 04/15/30(a)	27	26,009
7.00%, 03/15/32(a)(b)	30	28,250
7.38%, 05/01/33(a)(b)	40	37,578
Reliance Inc.
1.30%, 08/15/25	100	98,877
2.15%, 08/15/30	310	272,265
Steel Dynamics Inc., 3.25%, 01/15/31	230	211,489
		674,468
Leisure Time — 0.4%
Amer Sports Co., 6.75%, 02/16/31(a)	20	20,241
Carnival Corp., 7.63%, 03/01/26(a)	65	65,045
NCL Corp. Ltd., 5.88%, 02/15/27(a)	69	68,692
Royal Caribbean Cruises Ltd., 5.63%, 09/30/31(a)	15	14,897
Sabre GLBL Inc.
8.63%, 06/01/27(a)(b)	17	16,313
11.25%, 12/15/27(a)(b)	44	43,430
Viking Cruises Ltd., 9.13%, 07/15/31(a)(b)	21	22,453
		251,071
Lodging — 1.3%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)	46	40,021
5.00%, 06/01/29(a)(b)	37	34,210
6.63%, 01/15/32(a)	57	55,963
Hyatt Hotels Corp.
5.38%, 12/15/31	60	59,638
Security	Par (000)	Value
Lodging (continued)
5.75%, 01/30/27(b)	$30	$30,504
Las Vegas Sands Corp., 5.90%, 06/01/27	45	45,531
Marriott International Inc./MD
5.00%, 10/15/27	150	152,061
5.55%, 10/15/28	170	175,512
Series HH, 2.85%, 04/15/31	145	129,773
Melco Resorts Finance Ltd., 5.75%, 07/21/28(a)	75	70,735
Station Casinos LLC, 4.63%, 12/01/31(a)	41	37,220
Travel & Leisure Co.
4.50%, 12/01/29(a)	52	48,804
4.63%, 03/01/30(a)	6	5,584
6.63%, 07/31/26(a)	12	12,079
Wynn Macau Ltd., 5.63%, 08/26/28(a)	25	23,874
		921,509
Machinery — 1.6%
Caterpillar Financial Services Corp., 1.10%, 09/14/27	125	116,751
IDEX Corp.
2.63%, 06/15/31	140	122,014
3.00%, 05/01/30	240	219,888
John Deere Capital Corp.
2.45%, 01/09/30	50	46,149
4.95%, 07/14/28	300	307,749
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/28(a)	20	19,751
Vertiv Group Corp., 4.13%, 11/15/28(a)	60	57,916
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25	195	194,431
5.61%, 03/11/34	45	46,255
		1,130,904
Manufacturing — 0.5%
3M Co., 2.88%, 10/15/27	50	48,391
Eaton Corp., 4.35%, 05/18/28(b)	35	35,328
LSB Industries Inc., 6.25%, 10/15/28(a)(b)	10	9,380
Pentair Finance SARL, 4.50%, 07/01/29	35	34,515
Teledyne Technologies Inc., 2.25%, 04/01/28	230	216,884
		344,498
Media — 3.0%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/34(a)(b)	48	40,389
4.50%, 05/01/32	87	77,333
4.50%, 06/01/33(a)(b)	20	17,421
4.75%, 02/01/32(a)	69	62,525
5.38%, 06/01/29(a)(b)	5	4,896
6.38%, 09/01/29(a)	202	203,823
7.38%, 03/01/31(a)(b)	145	149,157
Comcast Corp., 3.40%, 04/01/30	200	190,875
CSC Holdings LLC
5.50%, 04/15/27(a)	25	23,238
7.50%, 04/01/28(a)	20	14,669
11.25%, 05/15/28(a)	45	43,925
11.75%, 01/31/29(a)	65	61,370
Directv Financing LLC, 8.88%, 02/01/30(a)	59	56,278
Directv Financing LLC/Directv Financing Co-Obligor Inc.
5.88%, 08/15/27(a)	21	20,303
10.00%, 02/15/31(a)	110	104,501
DISH DBS Corp.
5.25%, 12/01/26(a)	48	43,692
5.75%, 12/01/28(a)	46	38,657
7.38%, 07/01/28	50	33,786
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
7.75%, 07/01/26(b)	$63	$54,887
DISH Network Corp., 11.75%, 11/15/27(a)	74	77,744
FactSet Research Systems Inc., 2.90%, 03/01/27	225	217,131
GCI LLC, 4.75%, 10/15/28(a)	50	47,316
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	102	96,008
5.63%, 07/15/27(a)	70	69,249
Paramount Global, 4.20%, 05/19/32(b)	30	26,890
Sinclair Television Group Inc.
4.38%, 12/31/32(a)(b)	96	59,139
8.13%, 02/15/33(a)	10	9,909
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	15	13,699
TEGNA Inc.
4.63%, 03/15/28(b)	86	82,194
5.00%, 09/15/29	80	74,685
Ziggo Bond Co. BV, 5.13%, 02/28/30(a)	100	88,485
		2,104,174
Mining — 0.9%
Arsenal AIC Parent LLC, 8.00%, 10/01/30(a)	10	10,346
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	165	167,840
5.10%, 09/08/28	150	153,829
FMG Resources August Pty. Ltd., 6.13%, 04/15/32(a)	4	3,943
Ivanhoe Mines Ltd., 7.88%, 01/23/30(a)	58	57,090
Novelis Inc., 6.88%, 01/30/30(a)(b)	10	10,146
Perenti Finance Pty Ltd., 7.50%, 04/26/29(a)	50	51,045
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	13	14,072
Rio Tinto Finance USA PLC, 5.25%, 03/14/35(b)	65	65,231
Taseko Mines Ltd., 8.25%, 05/01/30(a)	60	60,576
		594,118
Office & Business Equipment — 0.7%
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29	140	130,435
4.25%, 04/01/28	100	98,032
5.10%, 03/01/30	285	284,923
		513,390
Oil & Gas — 3.6%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	20	20,080
California Resources Corp., 8.25%, 06/15/29(a)	141	134,449
Canadian Natural Resources Ltd.
2.05%, 07/15/25	300	298,163
5.40%, 12/15/34(a)	10	9,706
Chevron USA Inc., 4.98%, 04/15/35	160	160,267
Chord Energy Corp., 6.75%, 03/15/33(a)(b)	15	14,606
CNX Resources Corp.
6.00%, 01/15/29(a)	16	15,495
7.25%, 03/01/32(a)	31	30,994
7.38%, 01/15/31(a)	34	34,038
Comstock Resources Inc.
5.88%, 01/15/30(a)	29	26,278
6.75%, 03/01/29(a)	78	74,457
ConocoPhillips Co., 5.00%, 01/15/35	95	93,391
CVR Energy Inc., 8.50%, 01/15/29(a)	24	22,107
Devon Energy Corp., 5.20%, 09/15/34(b)	30	28,110
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)	58	55,445
Diamondback Energy Inc.
5.15%, 01/30/30	85	86,329
5.40%, 04/18/34	10	9,775
Security	Par (000)	Value
Oil & Gas (continued)
Expand Energy Corp., 5.70%, 01/15/35	$30	$29,668
Exxon Mobil Corp., 2.61%, 10/15/30	20	18,369
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)	45	44,400
Hess Corp., 4.30%, 04/01/27	155	154,687
Hilcorp Energy I LP/Hilcorp Finance Co.
6.25%, 04/15/32(a)	44	38,329
8.38%, 11/01/33(a)(b)	35	33,316
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)	66	65,986
Marathon Petroleum Corp., 4.70%, 05/01/25	100	100,000
Noble Finance II LLC, 8.00%, 04/15/30(a)	115	109,453
Northern Oil & Gas Inc.
8.13%, 03/01/28(a)	40	39,415
8.75%, 06/15/31(a)	21	20,163
Occidental Petroleum Corp., 6.38%, 09/01/28(b)	150	154,046
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	29	25,654
7.88%, 09/15/30(a)	20	16,416
Permian Resources Operating LLC
7.00%, 01/15/32(a)	76	76,591
8.00%, 04/15/27(a)	35	35,596
Seadrill Finance Ltd., 8.38%, 08/01/30(a)	50	47,101
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(a)	41	42,060
Strathcona Resources Ltd., 6.88%, 08/01/26(a)(b)	60	59,022
Sunoco LP, 7.25%, 05/01/32(a)	57	59,052
Talos Production Inc.
9.00%, 02/01/29(a)	58	55,595
9.38%, 02/01/31(a)	107	100,227
Valaris Ltd., 8.38%, 04/30/30(a)(b)	56	52,420
Vermilion Energy Inc.
6.88%, 05/01/30(a)	11	9,664
7.25%, 02/15/33(a)(b)	42	35,463
		2,536,383
Oil & Gas Services — 0.4%
Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, 09/01/32(a)	100	99,380
Enerflex Ltd., 9.00%, 10/15/27(a)	63	64,483
Helix Energy Solutions Group Inc., 9.75%, 03/01/29(a)	25	25,299
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29(a)	20	20,189
Weatherford International Ltd., 8.63%, 04/30/30(a)(b)	79	78,292
		287,643
Packaging & Containers — 0.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(a)	50	43,424
Graham Packaging Co. Inc., 7.13%, 08/15/28(a)	71	69,360
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(a)	25	25,048
9.25%, 04/15/27(a)	39	35,716
Owens-Brockway Glass Container Inc., 7.38%, 06/01/32(a)	34	33,245
Packaging Corp. of America, 5.70%, 12/01/33	100	102,908
		309,701
Pharmaceuticals — 2.3%
AbbVie Inc.
2.95%, 11/21/26	190	186,762
3.20%, 11/21/29	60	57,180
Astrazeneca Finance LLC, 1.75%, 05/28/28	150	139,907
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Cardinal Health Inc.
3.41%, 06/15/27	$100	$98,259
5.00%, 11/15/29	140	142,238
Cencora Inc.
3.45%, 12/15/27	158	154,554
5.13%, 02/15/34	40	40,051
Elanco Animal Health Inc., 6.65%, 08/28/28	50	50,727
Eli Lilly & Co., 4.55%, 02/12/28	310	315,072
Endo Finance Holdings Inc., 8.50%, 04/15/31(a)	75	77,984
Grifols SA, 4.75%, 10/15/28(a)	58	53,999
McKesson Corp., 0.90%, 12/03/25	55	53,871
Merck & Co. Inc., 4.50%, 05/17/33(b)	65	64,417
Organon & Co./Organon Foreign Debt Co-Issuer BV
5.13%, 04/30/31(a)	70	58,724
7.88%, 05/15/34(a)	12	11,056
Zoetis Inc., 2.00%, 05/15/30	90	79,905
		1,584,706
Pipelines — 5.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 03/01/27(a)	34	33,911
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	150	151,669
Cheniere Energy Inc., 5.65%, 04/15/34	40	39,839
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(a)	45	43,251
DCP Midstream Operating LP, 3.25%, 02/15/32	5	4,300
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(a)	11	10,879
8.63%, 03/15/29(a)	95	97,615
Enbridge Inc.
5.63%, 04/05/34	25	25,333
6.00%, 11/15/28	25	26,161
Energy Transfer LP
2.90%, 05/15/25	300	299,635
4.95%, 06/15/28	150	151,311
5.55%, 05/15/34	30	29,535
6.10%, 12/01/28	100	104,557
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(a)	5	5,169
Genesis Energy LP/Genesis Energy Finance Corp.
7.88%, 05/15/32	15	14,621
8.00%, 05/15/33	49	47,666
8.25%, 01/15/29	13	13,223
8.88%, 04/15/30	65	66,347
Kinder Morgan Inc.
1.75%, 11/15/26	100	96,133
5.10%, 08/01/29	95	96,516
MPLX LP
1.75%, 03/01/26	140	136,414
2.65%, 08/15/30	475	425,042
4.00%, 03/15/28	300	295,961
NFE Financing LLC, 12.00%, 11/15/29(a)	104	71,885
ONEOK Inc.
2.20%, 09/15/25	200	197,963
4.55%, 07/15/28	150	149,876
5.65%, 11/01/28	50	51,550
6.35%, 01/15/31	105	111,034
Plains All American Pipeline LP, 5.95%, 06/15/35	35	35,021
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	45	42,624
3.80%, 09/15/30	40	37,742
Security	Par (000)	Value
Pipelines (continued)
5.70%, 09/15/34	$20	$19,793
Prairie Acquiror LP, 9.00%, 08/01/29(a)	15	15,116
Summit Midstream Holdings LLC, 8.63%, 10/31/29(a)	59	58,046
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 7.38%, 02/15/29(a)	15	14,947
Targa Resources Corp.
4.20%, 02/01/33	35	31,981
5.20%, 07/01/27(b)	150	152,038
5.55%, 08/15/35	65	63,672
6.15%, 03/01/29	140	146,062
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.88%, 02/01/31	120	116,438
6.50%, 07/15/27	100	100,397
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/30(a)	84	84,185
Venture Global LNG Inc.
7.00%, 01/15/30(a)	69	65,014
8.13%, 06/01/28(a)	25	24,841
8.38%, 06/01/31(a)	25	24,099
9.50%, 02/01/29(a)	72	74,604
9.88%, 02/01/32(a)(b)	45	45,764
Western Midstream Operating LP, 6.15%, 04/01/33	40	40,509
Williams Companies Inc. (The), 5.30%, 08/15/28	100	102,290
		4,092,579
Real Estate — 0.4%
CBRE Services Inc., 4.88%, 03/01/26	100	100,169
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(a)(b)	50	53,489
Five Point Operating Co. LP/Five Point Capital Corp., 12.00%, 01/15/28(a)(f)	18	18,320
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	56	51,320
4.38%, 02/01/31(a)	30	26,607
Newmark Group Inc., 7.50%, 01/12/29	2	2,093
		251,998
Real Estate Investment Trusts — 4.3%
American Tower Corp.
1.45%, 09/15/26	90	86,356
3.80%, 08/15/29	160	154,812
5.80%, 11/15/28	60	62,432
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29(a)(b)	51	47,077
Blackstone Mortgage Trust Inc., 7.75%, 12/01/29(a)(b)	5	5,198
Brandywine Operating Partnership LP, 8.88%, 04/12/29	50	52,522
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(a)	58	56,204
Crown Castle Inc.
3.65%, 09/01/27	90	88,022
3.80%, 02/15/28	12	11,720
4.00%, 03/01/27	70	69,275
ERP Operating LP, 4.65%, 09/15/34	35	33,617
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	20	18,557
Iron Mountain Inc.
5.63%, 07/15/32(a)	119	115,631
7.00%, 02/15/29(a)	45	46,257
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(a)	23	21,520
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Mid-America Apartments LP, 1.10%, 09/15/26	$110	$105,352
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/29	50	38,094
5.00%, 10/15/27(b)	91	81,000
8.50%, 02/15/32(a)	5	5,092
National Health Investors Inc., 3.00%, 02/01/31	86	75,055
Necessity Retail REIT Inc./American Finance Operating Partner LP (The), 4.50%, 09/30/28(a)	50	47,144
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.00%, 02/01/30(a)	38	37,994
Prologis LP, 4.75%, 06/15/33	75	73,715
Realty Income Corp.
2.10%, 03/15/28	100	93,851
4.75%, 02/15/29	70	70,577
Rithm Capital Corp., 8.00%, 04/01/29(a)	82	82,027
RLJ Lodging Trust LP, 4.00%, 09/15/29(a)	23	20,773
Simon Property Group LP
2.45%, 09/13/29	140	128,727
2.65%, 02/01/32(b)	50	43,438
4.75%, 09/26/34	60	57,360
Starwood Property Trust Inc.
3.63%, 07/15/26(a)	24	23,432
6.50%, 10/15/30(a)	10	10,087
7.25%, 04/01/29(a)	24	24,909
Sun Communities Operating LP
2.70%, 07/15/31	145	126,735
5.50%, 01/15/29	150	154,050
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
6.50%, 02/15/29(a)	88	80,459
10.50%, 02/15/28(a)	30	31,860
Ventas Realty LP, 5.63%, 07/01/34	165	167,017
VICI Properties LP, 4.95%, 02/15/30	415	412,638
Welltower OP LLC
2.05%, 01/15/29	40	36,744
3.10%, 01/15/30(b)	100	94,045
4.25%, 04/01/26	50	49,836
		3,041,211
Retail — 1.5%
Academy Ltd., 6.00%, 11/15/27(a)	15	15,006
AutoZone Inc.
4.50%, 02/01/28	60	60,348
5.05%, 07/15/26	60	60,378
5.40%, 07/15/34	75	75,732
Carvana Co.
9.00%, 12/01/28, (9.00% PIK)(a)(c)	69	71,103
13.00%, 06/01/30, (13.00% PIK)(a)(c)	62	65,901
14.00%, 06/01/31, (14.00% PIK)(a)(c)	70	76,662
Darden Restaurants Inc.
4.35%, 10/15/27	20	19,969
4.55%, 10/15/29	35	34,764
6.30%, 10/10/33	20	21,183
FirstCash Inc.
4.63%, 09/01/28(a)	35	33,992
5.63%, 01/01/30(a)	68	66,818
6.88%, 03/01/32(a)	20	20,462
Foot Locker Inc., 4.00%, 10/01/29(a)(b)	60	48,594
Gap Inc. (The)
3.63%, 10/01/29(a)	12	10,877
3.88%, 10/01/31(a)(b)	41	35,492
Security	Par (000)	Value
Retail (continued)
Home Depot Inc. (The), 3.25%, 04/15/32	$50	$45,802
LCM Investments Holdings II LLC, 8.25%, 08/01/31(a)	5	5,236
Lowe's Companies Inc., 3.35%, 04/01/27	30	29,485
Macy's Retail Holdings LLC, 5.88%, 03/15/30(a)	12	11,203
McDonald's Corp., 4.95%, 08/14/33(b)	40	40,396
Nordstrom Inc., 5.00%, 01/15/44(b)	41	28,739
Patrick Industries Inc., 6.38%, 11/01/32(a)	20	19,446
Raising Cane's Restaurants LLC, 9.38%, 05/01/29(a)	10	10,616
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)(b)	6	5,484
Walgreens Boots Alliance Inc., 8.13%, 08/15/29(b)	45	46,790
Walmart Inc., 4.90%, 04/28/35	115	116,456
		1,076,934
Semiconductors — 1.7%
Analog Devices Inc.
1.70%, 10/01/28	40	36,836
2.10%, 10/01/31	100	86,292
Broadcom Inc.
1.95%, 02/15/28(a)(b)	200	187,332
2.60%, 02/15/33(a)	23	19,353
3.15%, 11/15/25	350	346,720
3.42%, 04/15/33(a)	46	40,961
4.00%, 04/15/29(a)	155	151,876
4.15%, 04/15/32(a)	110	104,423
5.05%, 04/15/30	39	39,740
Marvell Technology Inc.
2.95%, 04/15/31	45	40,425
5.95%, 09/15/33	55	56,930
Micron Technology Inc., 5.38%, 04/15/28	100	102,189
		1,213,077
Software — 2.4%
AppLovin Corp., 5.13%, 12/01/29	30	30,249
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)	5	4,404
Cloud Software Group Inc.
8.25%, 06/30/32(a)(b)	37	38,618
9.00%, 09/30/29(a)	58	58,481
Dye & Durham Ltd., 8.63%, 04/15/29(a)	41	41,718
Electronic Arts Inc., 1.85%, 02/15/31	100	85,927
Fiserv Inc.
5.35%, 03/15/31	130	133,192
5.45%, 03/02/28	390	399,374
Intuit Inc.
5.13%, 09/15/28	150	155,099
5.20%, 09/15/33	20	20,535
Oracle Corp.
1.65%, 03/25/26	130	126,736
2.88%, 03/25/31	175	157,566
2.95%, 04/01/30	110	101,692
4.70%, 09/27/34	70	66,533
4.90%, 02/06/33	45	44,207
5.25%, 02/03/32	50	50,690
5.50%, 08/03/35	80	80,343
RingCentral Inc., 8.50%, 08/15/30(a)(b)	30	31,574
UKG Inc., 6.88%, 02/01/31(a)	44	45,301
VMware LLC, 4.50%, 05/15/25	30	29,989
		1,702,228
Telecommunications — 4.2%
AT&T Inc., 1.70%, 03/25/26	250	243,847
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Cisco Systems Inc.
4.95%, 02/24/32	$70	$71,355
5.05%, 02/26/34	30	30,374
CommScope LLC, 8.25%, 03/01/27(a)(b)	129	117,353
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)	35	32,731
Consolidated Communications Inc., 6.50%, 10/01/28(a)	36	35,371
EchoStar Corp., Series ., 10.75%, 11/30/29	97	102,548
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	76	70,815
6.63%, 08/01/26(b)	58	47,109
Iliad Holding SASU, 8.50%, 04/15/31(a)	20	21,095
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(a)(b)	60	59,195
Level 3 Financing Inc.
3.88%, 10/15/30(a)	45	35,538
4.00%, 04/15/31(a)	45	35,084
4.25%, 07/01/28(a)	90	77,790
10.50%, 04/15/29(a)	58	64,317
10.75%, 12/15/30(a)(b)	21	23,299
Lumen Technologies Inc.
5.38%, 06/15/29(a)	3	2,392
10.00%, 10/15/32(a)	28	28,037
Motorola Solutions Inc.
2.75%, 05/24/31	190	168,915
5.00%, 04/15/29	100	101,608
5.60%, 06/01/32(b)	230	237,552
T-Mobile USA Inc.
1.50%, 02/15/26	490	478,552
2.88%, 02/15/31	292	263,099
3.88%, 04/15/30	100	96,527
5.30%, 05/15/35	75	75,310
Verizon Communications Inc., 5.25%, 04/02/35	115	115,623
Vmed O2 U.K. Financing I PLC, 4.75%, 07/15/31(a)	100	87,865
Vodafone Group PLC
5.13%, 06/04/81, (5-year CMT + 3.073%)(d)	25	18,601
7.00%, 04/04/79, (5-year USD Swap + 4.873%)(b)(d)	50	51,416
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)(b)	39	39,988
Zegona Finance PLC, 8.63%, 07/15/29(a)	106	112,944
		2,946,250
Transportation — 0.1%
Brightline East LLC, 11.00%, 01/31/30(a)	50	40,956
Rand Parent LLC, 8.50%, 02/15/30(a)	15	13,955
		54,911
Trucking & Leasing — 0.2%
Fortress Transportation and Infrastructure Investors LLC
7.00%, 06/15/32(a)	25	25,321
7.88%, 12/01/30(a)	34	35,485
5.50%, 05/01/28(a)	90	88,343
		149,149
Water — 0.1%
American Water Capital Corp.
4.45%, 06/01/32	25	24,336
5.15%, 03/01/34	5	5,029
Security	Par (000)	Value
Water (continued)
Essential Utilities Inc.
2.40%, 05/01/31	$5	$4,363
5.38%, 01/15/34	15	15,041
		48,769
Total Corporate Bonds & Notes — 93.7% (Cost: $65,270,324)		65,606,452
U.S. Government Agency Obligations
Mortgage-Backed Securities — 28.6%
Federal National Mortgage Association
4.00%, 01/01/57	46	42,793
4.00%, 02/01/57	46	42,547
Government National Mortgage Association
2.00%, 05/15/54(g)	825	672,883
2.50%, 05/20/55(g)	1,100	937,319
3.00%, 05/20/55(g)	625	553,251
3.50%, 03/20/52(g)	450	408,746
4.00%, 05/20/55(g)	346	322,003
4.50%, 05/20/55(g)	375	358,916
5.00%, 05/15/54(g)	385	377,627
5.50%, 05/15/54(g)	375	374,799
6.00%, 05/15/54(g)	325	328,694
6.50%, 05/15/54(g)	175	178,889
Uniform Mortgage-Backed Securities
1.50%, 05/15/39(g)	452	398,701
2.00%, 05/15/39(g)	843	765,806
2.00%, 05/13/55(g)	3,982	3,157,826
2.50%, 05/15/39(g)	522	484,936
2.50%, 05/15/54(g)	2,612	2,171,018
3.00%, 03/25/37(g)	205	194,614
3.00%, 02/25/52(g)	1,475	1,279,861
3.50%, 05/15/39(g)	77	74,178
3.50%, 03/25/52(g)	1,075	970,067
4.00%, 05/15/39(g)	160	156,262
4.00%, 06/25/52(g)	978	911,343
4.50%, 05/13/55(g)	658	629,213
5.00%, 05/15/54(g)	1,025	1,003,287
5.50%, 05/15/55(g)	1,525	1,521,708
6.00%, 05/15/55(g)	1,025	1,039,771
6.50%, 05/15/55(g)	650	669,350
		20,026,408
Total U.S. Government Agency Obligations — 28.6% (Cost: $19,906,252)		20,026,408
	Shares
Common Stocks
Oil, Gas & Consumable Fuels — 0.0%
New Fortress Energy Inc., (Acquired 12/24/24, Cost $ —)(h)	1,758	9,546
Total Common Stocks — 0.0% (Cost $0)		9,546
Total Long-Term Investments — 122.3% (Cost: $85,176,576)		85,642,406
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® U.S. Fixed Income Balanced Risk Systematic ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 15.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(i)(j)(k)	10,855,531	$10,859,873
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(i)(j)	100,000	100,000
Total Short-Term Securities — 15.6% (Cost: $10,958,160)		10,959,873
Total Investments — 137.9% (Cost: $96,134,736)		96,602,279
Liabilities in Excess of Other Assets — (37.9)%		(26,544,339)
Net Assets — 100.0%		$70,057,940

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Represents or includes a TBA transaction.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $9,546, representing less than 0.05% of its net assets as of period end, and an original cost of $—.

(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,006,581	$5,141,698 (a)	$(286,597)	$(70)	$(1,739)	$10,859,873	10,855,531	$42,311 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	0 (a)	—	—	—	100,000	100,000	2,181	—
				$(70)	$(1,739)	$10,959,873		$44,492	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
2-Year U.S. Treasury Note	9	06/30/25	$1,874	$10,672
5-Year U.S. Treasury Note	39	06/30/25	4,265	60,732
				71,404
Short Contracts
10-Year U.S. Treasury Note	(1)	06/18/25	113	(33)
U.S. Long Bond	(28)	06/18/25	3,268	(15,917)
Ultra U.S. Treasury Bond	(71)	06/18/25	8,584	177,716
				161,766
				$233,170
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® U.S. Fixed Income Balanced Risk Systematic ETF

Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$—	$—	$—	$—	$249,120	$—	$249,120
Liabilities—Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$—	$—	$—	$—	$15,950	$—	$15,950

(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statement of Assets and Liabilities, only current day's variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended April 30, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Futures contracts	$—	$—	$—	$—	$703,974	$—	$703,974
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$—	$—	$—	$—	$(385,226)	$—	$(385,226)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts:
Average notional value of contracts — long	$5,710,750
Average notional value of contracts — short	$13,029,102
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$65,606,452	$—	$65,606,452
U.S. Government Agency Obligations	—	20,026,408	—	20,026,408
Common Stocks	—	9,546	—	9,546
Short-Term Securities
Money Market Funds	10,959,873	—	—	10,959,873
	$10,959,873	$85,642,406	$—	$96,602,279
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$249,120	$—	$—	$249,120
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® U.S. Fixed Income Balanced Risk Systematic ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Liabilities
Interest Rate Contracts	$(15,950)	$—	$—	$(15,950)
	$233,170	$—	$—	$233,170

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
See notes to financial statements.
Schedule of Investments
16

Statement of Assets and Liabilities (unaudited)
April 30, 2025

iShares U.S. Fixed Income Balanced Risk Systematic ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$85,642,406
Investments, at value—affiliated(c)	10,959,873
Cash pledged for futures contracts	475,000
Receivables:
Investments sold	192,268
Securities lending income—affiliated	1,648
Dividends—affiliated	14,516
Interest—unaffiliated	805,932
Variation margin on futures contracts	82,241
Total assets	98,173,884
LIABILITIES
Bank overdraft	8,813
Collateral on securities loaned, at value	5,453,952
Payables:
Investments purchased	22,639,212
Investment advisory fees	13,967
Total liabilities	28,115,944
Commitments and contingent liabilities
NET ASSETS	$70,057,940
NET ASSETS CONSIST OF
Paid-in capital	$84,321,218
Accumulated loss	(14,263,278)
NET ASSETS	$70,057,940
NET ASSET VALUE
Shares outstanding	800,000
Net asset value	$87.57
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$85,176,576
(b) Securities loaned, at value	$5,246,891
(c) Investments, at cost—affiliated	$10,958,160
See notes to financial statements.
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Statement of Operations (unaudited)
Six Months Ended April 30, 2025

iShares U.S. Fixed Income Balanced Risk Systematic ETF
INVESTMENT INCOME
Dividends—affiliated	$32,754
Interest—unaffiliated	1,890,537
Securities lending income—affiliated—net	11,738
Other income—unaffiliated	181
Total investment income	1,935,210
EXPENSES
Investment advisory	86,444
Total expenses	86,444
Less:
Investment advisory fees waived	(649)
Total expenses after fees waived	85,795
Net investment income	1,849,415
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(342,016)
Investments—affiliated	(70)
Futures contracts	703,974
361,888
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	329,782
Investments—affiliated	(1,739)
Futures contracts	(385,226)
(57,183)
Net realized and unrealized gain	304,705
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,154,120
See notes to financial statements.
Statement of Operations
18

Statements of Changes in Net Assets

	iShares U.S. Fixed Income Balanced Risk Systematic ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,849,415	$3,253,661
Net realized gain	361,888	259,550
Net change in unrealized appreciation (depreciation)	(57,183)	3,631,418
Net increase in net assets resulting from operations	2,154,120	7,144,629
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,856,610)(b)	(3,181,572)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	8,560,417
NET ASSETS
Total increase in net assets	297,510	12,523,474
Beginning of period	69,760,430	57,236,956
End of period	$70,057,940	$69,760,430

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares U.S. Fixed Income Balanced Risk Systematic ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of period	$87.20	$81.77	$81.88	$100.00	$101.38	$101.55
Net investment income(a)	2.31	4.33	3.66	2.44	1.81	2.67
Net realized and unrealized gain (loss)(b)	0.38	5.33	(0.10)	(18.32)	(1.22)	0.11
Net increase (decrease) from investment operations	2.69	9.66	3.56	(15.88)	0.59	2.78
Distributions(c)
From net investment income	(2.32)(d)	(4.23)	(3.67)	(2.24)	(1.97)	(2.87)
Return of capital	—	—	—	—	—	(0.08)
Total distributions	(2.32)	(4.23)	(3.67)	(2.24)	(1.97)	(2.95)
Net asset value, end of period	$87.57	$87.20	$81.77	$81.88	$100.00	$101.38
Total Return(e)
Based on net asset value	3.14%(f)	12.04%	4.32%	(16.04)%	0.57%	2.79%
Ratios to Average Net Assets(g)
Total expenses	0.25%(h)	0.25%	0.25%	0.25%	0.25%	0.25%
Total expenses after fees waived	0.25%(h)	0.25%	0.25%	0.24%	0.25%	0.24%
Net investment income	5.35%(h)	5.04%	4.37%	2.67%	1.79%	2.65%
Supplemental Data
Net assets, end of period (000)	$70,058	$69,760	$57,237	$69,600	$114,999	$131,792
Portfolio turnover rate(i)(j)	236%	453%	464%	550%	546%	703%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
(j) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.
Financial Highlights
20

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
iShares ETF	Diversification Classification
U.S. Fixed Income Balanced Risk Systematic	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting:  The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund's investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security
Notes to Financial Statements
22

Notes to Financial Statements (unaudited) (continued)
will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Fund’s investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statement of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.
Mortgage Dollar Roll Transactions: The Fund may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in the Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statement of Assets and Liabilities.
Securities lending transactions are entered into by the Fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Fund can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
U.S. Fixed Income Balanced Risk Systematic
Barclays Bank PLC	$1,194,725	$(1,194,725)	$—	$—
Barclays Capital, Inc.	8,117	(8,117)	—	—
BMO Capital Markets Corp.	46,870	(46,870)	—	—
BNP Paribas SA	323,784	(323,784)	—	—
BofA Securities, Inc.	269,289	(269,289)	—	—
Citadel Clearing LLC	43,730	(43,730)	—	—
Citigroup Global Markets, Inc.	73,378	(73,378)	—	—
Deutsche Bank Securities, Inc.	461,595	(461,595)	—	—
Goldman Sachs & Co. LLC	442,285	(442,285)	—	—
HSBC Securities (USA), Inc.	51,484	(51,484)	—	—
J.P. Morgan Securities LLC	792,154	(792,154)	—	—
Jefferies LLC	7,504	(7,504)	—	—
Morgan Stanley & Co LLC	270,839	(270,839)	—	—
Pershing LLC	154,439	(154,439)	—	—
RBC Capital Markets LLC	378,718	(378,718)	—	—
Scotia Capital (USA), Inc.	123,136	(123,136)	—	—
Scotia Capital Inc	301,832	(301,832)	—	—
State Street Bank & Trust Co.	51,619	(51,619)	—	—
TD Prime Services LLC	45,699	(45,699)	—	—
Wells Fargo Securities LLC	205,694	(205,694)	—	—
	$5,246,891	$(5,246,891)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statement of  Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.25%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
Notes to Financial Statements
24

Notes to Financial Statements (unaudited) (continued)
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares U.S. Fixed Income Balanced Risk Systematic ETF through February 28, 2029 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.
This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended April 30, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
U.S. Fixed Income Balanced Risk Systematic	$649
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
ETF Servicing Fees: The Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Fund does not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. The Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, the Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, the Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its Statement of Operations. For the six months ended April 30, 2025, the Fund paid BTC $3,691 for securities lending agent services.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
25
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
7. PURCHASES AND SALES
For the six months ended April 30, 2025, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
U.S. Fixed Income Balanced Risk Systematic	$187,394,927	$186,690,873	$15,876,282	$18,714,050
There were no in-kind transactions for the six months ended April 30, 2025.
8. INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of October 31, 2024, the Fund had non-expiring capital loss carryforwards of $14,982,819 available to offset future realized capital gains.
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Fixed Income Balanced Risk Systematic	$96,225,899	$1,335,077	$(725,527)	$609,550
9. PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Fund may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Notes to Financial Statements
26

Notes to Financial Statements (unaudited) (continued)
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Fund since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/25		Year Ended 10/31/24
iShares ETF	Shares	Amount	Shares	Amount
U.S. Fixed Income Balanced Risk Systematic
Shares sold	—	$—	100,000	$8,560,417
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional
27
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
28

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Fund from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
29
2025 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CMT	Constant Maturity Treasury
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Glossary of Terms Used in this Report
30

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This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

April 30, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares J.P. Morgan Broad USD Emerging Markets Bond ETF | BEMB | Cboe BZX Exchange
• iShares J.P. Morgan USD Emerging Markets Bond ETF | EMB | NASDAQ

2

Schedule of Investments (unaudited)
April 30, 2025
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Argentina — 0.3%
YPF SA, 9.00%, 06/30/29(a)(b)(c)	$150	$153,609
Brazil — 2.6%
Banco do Brasil SA, 6.25%, 04/18/30(a)	200	204,250
Braskem Netherlands Finance BV, 4.50%, 01/10/28(a)	200	179,300
CSN Resources SA, 4.63%, 06/10/31(a)	200	151,500
Itau Unibanco Holding SA/Cayman Island, 3.88%, 04/15/31, (5-year CMT + 3.446%)(a)(c)	200	197,760
Petrobras Global Finance BV, 6.85%	100	86,875
Samarco Mineracao SA, 9.00%, 06/30/31, (9.05 % PIK)(a)(d)	113	105,591
Suzano Austria GmbH, 5.00%, 01/15/30	200	194,400
Vale Overseas Ltd., 6.40%, 06/28/54	100	96,197
		1,215,873
Chile — 1.9%
Colbun SA, 3.15%, 03/06/30(a)	200	181,412
Corp. Nacional del Cobre de Chile
3.15%, 01/14/30(a)	200	183,312
4.50%, 08/01/47(a)	200	155,188
Enel Chile SA, 4.88%, 06/12/28	100	98,775
Inversiones CMPC SA, 6.13%, 02/26/34(a)	200	200,430
Latam Airlines Group SA, 13.38%, 10/15/29(a)	50	55,655
		874,772
China — 5.0%
Alibaba Group Holding Ltd., 4.50%, 11/28/34	200	188,989
Amipeace Ltd., 2.25%, 10/22/30(a)	200	179,878
BOC Aviation Ltd., 3.50%, 09/18/27(a)	200	195,272
China Cinda 2020 I Management Ltd., 3.13%, 03/18/30(a)	200	184,224
China Construction Bank Corp., 2.45%, 06/24/30, (5-year CMT + 2.150%)(a)(c)	200	199,244
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29	200	190,452
Huarong Finance II Co. Ltd., 4.88%, 11/22/26(a)	200	198,626
Industrial & Commercial Bank of China Ltd., 3.20%, (5-year CMT + 2.368%)(a)(c)(e)	200	194,680
Prosus NV, 4.19%, 01/19/32(a)	300	272,718
Sinopec Group Overseas Development 2018 Ltd., 2.70%, 05/13/30(a)	200	187,492
Tencent Holdings Ltd.
2.88%, 04/22/31(a)	200	183,512
3.84%, 04/22/51(a)	200	147,325
		2,322,412
Colombia — 0.7%
Ecopetrol SA
4.63%, 11/02/31	100	81,300
5.88%, 05/28/45	100	66,550
6.88%, 04/29/30	100	96,825
8.88%, 01/13/33	100	100,061
		344,736
Guatemala — 0.8%
CT Trust, 5.13%, 02/03/32(a)	200	180,440
Millicom International Cellular SA, 4.50%, 04/27/31(a)	200	178,000
		358,440
Hong Kong — 1.9%
AIA Group Ltd., 3.20%, 09/16/40(a)	200	151,420
Bank of East Asia Ltd. (The), 6.75%, 06/27/34, (5-year CMT + 2.550%)(a)(c)	250	251,227
FWD Group Holdings Ltd., 7.64%, 07/02/31(a)	200	213,012
Melco Resorts Finance Ltd., 7.63%, 04/17/32(a)	200	192,000
Security	Par (000)	Value
Hong Kong (continued)
Prudential Funding Asia PLC, 3.13%, 04/14/30	$50	$47,000
Seaspan Corp., 5.50%, 08/01/29(a)	50	45,340
		899,999
India — 2.5%
Adani Ports & Special Economic Zone Ltd., 4.38%, 07/03/29(a)	200	179,200
JSW Steel Ltd., 3.95%, 04/05/27(a)	200	190,812
Power Finance Corp. Ltd., 3.95%, 04/23/30(a)	200	189,600
Reliance Industries Ltd., 2.88%, 01/12/32(a)	250	217,750
State Bank of India/London, 4.88%, 05/05/28(a)	200	200,700
Vedanta Resources Finance II PLC, 11.25%, 12/03/31(a)	200	193,500
		1,171,562
Indonesia — 1.1%
Freeport Indonesia PT, 5.32%, 04/14/32(a)	200	197,400
Minejesa Capital BV, 4.63%, 08/10/30(a)	158	153,617
Pertamina Persero PT, 5.63%, 05/20/43(a)	200	184,400
		535,417
Israel — 1.8%
Energian Israel Finance Ltd., 5.88%, 03/30/31(f)	50	45,281
Israel Electric Corp. Ltd., 3.75%, 02/22/32(f)	200	178,408
Leviathan Bond Ltd., 6.50%, 06/30/27(f)	100	98,375
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	250	241,158
4.10%, 10/01/46	100	70,220
5.13%, 05/09/29	200	194,600
		828,042
Kazakhstan — 0.4%
KazMunayGas National Co. JSC, 3.50%, 04/14/33(a)	200	165,050
Kuwait — 0.8%
MEGlobal BV, 2.63%, 04/28/28(a)	200	187,438
NBK Tier 1 Financing 2 Ltd., 4.50%, (6-year CMT + 2.832%)(a)(c)(e)	200	198,000
		385,438
Luxembourg — 0.3%
Altice Financing SA, 5.00%, 01/15/28(a)	200	152,138
Macau — 1.0%
Sands China Ltd., 2.85%, 03/08/29	300	267,000
Wynn Macau Ltd., 5.63%, 08/26/28(a)	200	190,388
		457,388
Malaysia — 1.8%
Axiata SPV2 Bhd, 2.16%, 08/19/30(a)	200	176,840
Gohl Capital Ltd., 4.25%, 01/24/27(a)	200	195,812
Petronas Capital Ltd.
2.48%, 01/28/32(a)	200	171,200
3.40%, 04/28/61(a)	200	127,800
4.55%, 04/21/50(a)	200	167,800
		839,452
Mexico — 2.9%
America Movil SAB de CV, 4.70%, 07/21/32	200	195,625
BBVA Bancomer SA/Texas, 5.13%, 01/18/33, (5-year CMT + 2.650%)(a)(c)	200	188,500
Cemex SAB de CV, 3.88%, 07/11/31(a)	200	177,900
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32	150	122,242
Grupo Televisa SAB, 6.63%, 01/15/40	50	43,802
Petroleos Mexicanos
6.38%, 01/23/45	100	65,390
6.63%, 06/15/35	30	23,060
6.70%, 02/16/32	100	85,640
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mexico (continued)
6.75%, 09/21/47	$200	$133,700
6.88%, 08/04/26	100	98,750
7.69%, 01/23/50	100	73,000
8.75%, 06/02/29	100	98,140
Southern Copper Corp., 6.75%, 04/16/40	50	53,600
		1,359,349
Morocco — 0.4%
OCP SA, 6.88%, 04/25/44(a)	200	186,932
Panama — 0.3%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(a)	200	134,875
Peru — 0.9%
Banco de Credito del Peru SA, 3.13%, 07/01/30, (5-year CMT + 3.000%)(a)(c)	100	99,420
Consorcio Transmantaro SA, 4.70%, 04/16/34(a)	200	189,454
Petroleos del Peru SA, 4.75%, 06/19/32(a)	200	147,375
		436,249
Philippines — 0.4%
San Miguel Global Power Holdings Corp., 8.75%, (5-year CMT + 7.732%)(a)(c)(e)	200	195,376
Qatar — 0.7%
Ooredoo International Finance Ltd., 4.50%, 01/31/43(a)	200	178,496
QatarEnergy, 3.30%, 07/12/51(a)	200	134,000
		312,496
Saudi Arabia — 2.5%
Gaci First Investment Co.
5.00%, 01/29/29(a)	200	200,898
5.25%, 10/13/32(a)	200	201,098
Greensaif Pipelines Bidco SARL, 6.51%, 02/23/42(a)	200	204,920
SA Global Sukuk Ltd., 2.69%, 06/17/31(a)	200	177,002
Saudi Arabian Oil Co., 4.38%, 04/16/49(a)	200	157,812
Saudi Electricity Sukuk Programme Co., 5.19%, 02/13/34(a)	200	200,500
		1,142,230
Singapore — 1.7%
DBS Group Holdings Ltd., 1.19%, 03/15/27(a)	200	189,600
Oversea-Chinese Banking Corp. Ltd., 5.52%, 05/21/34, (5-year CMT + 1.030%)(a)(c)	200	205,544
SingTel Group Treasury Pte Ltd., 2.38%, 08/28/29(a)	200	185,142
United Overseas Bank Ltd., 2.00%, 10/14/31, (5-year CMT + 1.230%)(a)(c)	200	192,600
		772,886
South Africa — 1.1%
Anglo American Capital PLC
2.88%, 03/17/31(a)	200	177,282
3.95%, 09/10/50(a)	200	142,334
Sasol Financing USA LLC, 6.50%, 09/27/28	200	184,550
		504,166
South Korea — 2.1%
LG Energy Solution Ltd., 5.50%, 07/02/34(a)	200	191,876
POSCO, 5.75%, 01/17/28(a)	200	205,200
Shinhan Bank Co. Ltd., 1.38%, 10/21/26(a)	200	190,118
SK Hynix Inc., 6.38%, 01/17/28(a)	200	208,158
Woori Bank, 4.88%, 01/26/28(a)	200	202,724
		998,076
Security	Par (000)	Value
Taiwan — 1.3%
TSMC Arizona Corp.
3.13%, 10/25/41	$200	$151,375
3.88%, 04/22/27	300	297,450
TSMC Global Ltd., 2.25%, 04/23/31(a)	200	175,946
		624,771
Thailand — 1.1%
Bangkok Bank PCL/Hong Kong, 3.73%, 09/25/34, (5-year CMT + 1.900%)(a)(c)	200	184,437
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31, (5-year CMT + 1.700%)(a)(c)	200	193,192
Thaioil Treasury Center Co. Ltd., 3.50%, 10/17/49(a)	200	119,500
		497,129
Turkey — 0.9%
Turkiye Vakiflar Bankasi TAO, 8.99%, 10/05/34, (5-year CMT + 4.669%)(a)(c)	200	202,687
Yapi ve Kredi Bankasi A/S, 9.25%, 01/17/34, (5-year CMT + 5.278%)(a)(c)	200	204,500
		407,187
United Arab Emirates — 2.5%
Abu Dhabi National Energy Co. PJSC, 6.50%, 10/27/36(a)	100	110,392
DIB Sukuk Ltd., 4.80%, 08/16/28(a)	200	200,813
DP World Ltd./United Arab Emirates, 6.85%, 07/02/37(a)	100	108,993
Emirates NBD Bank PJSC, 5.88%, 10/11/28(a)	200	208,000
First Abu Dhabi Bank PJSC, 4.50%, (5-year CMT + 4.138%)(a)(c)(e)	200	198,000
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 03/31/34(a)	147	129,653
MDGH GMTN RSC Ltd., 5.50%, 04/28/33(a)	200	206,876
		1,162,727
United Kingdom — 1.9%
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29(a)	300	276,486
Standard Chartered PLC
4.64%, 04/01/31, (1-year CMT + 3.850%)(a)(c)	200	196,536
5.91%, 05/14/35, (1-year CMT + 1.450%)(a)(c)	200	202,314
6.30%, 01/09/29, (1-year CMT + 2.450%)(a)(c)	200	206,920
		882,256
United States — 0.8%
Avianca Midco 2 PLC, 9.00%, 12/01/28(f)	100	90,000
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.00%, 05/15/32	100	86,099
5.75%, 04/01/33	87	88,647
Las Vegas Sands Corp., 3.90%, 08/08/29	100	92,894
		357,640
Zambia — 0.4%
First Quantum Minerals Ltd., 9.38%, 03/01/29(a)	200	210,250
Total Corporate Bonds & Notes — 44.8% (Cost: $20,721,868)		20,888,923
Foreign Government Obligations(g)
Angola — 0.5%
Angolan Government International Bond, 8.75%, 04/14/32(a)	300	231,093
Argentina — 2.1%
Argentina Republic Government International Bond
1.00%, 07/09/29	45	36,315
1.75%, 07/09/30(b)	378	290,138
4.88%, 07/09/41(b)(h)	220	135,768
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Argentina (continued)
5.00%, 07/09/35(b)	$520	$344,825
5.00%, 01/09/38(b)	225	158,203
5.00%, 07/09/46(b)(h)	49	31,810
		997,059
Bahrain — 1.7%
Bahrain Government International Bond
5.63%, 09/30/31(a)	200	188,376
5.63%, 05/18/34(a)	200	181,812
7.38%, 05/14/30(a)	200	207,250
CBB International Sukuk Programme Co. WLL, 6.25%, 10/18/30(a)	200	203,250
		780,688
Brazil — 1.2%
Brazilian Government International Bond
3.88%, 06/12/30	200	187,000
5.63%, 01/07/41	100	88,651
5.63%, 02/21/47	200	164,000
8.25%, 01/20/34	100	112,000
		551,651
Chile — 1.1%
Chile Government International Bond
2.45%, 01/31/31	200	177,626
4.00%, 01/31/52	200	150,650
4.34%, 03/07/42	200	171,600
		499,876
China — 0.4%
China Government International Bond, 1.75%, 10/26/31(a)	200	179,380
Colombia — 1.7%
Colombia Government International Bond
4.13%, 02/22/42	200	122,000
4.13%, 05/15/51	200	110,400
4.50%, 03/15/29	200	187,500
6.13%, 01/18/41	200	157,250
8.00%, 04/20/33	200	203,200
		780,350
Costa Rica — 0.4%
Costa Rica Government International Bond, 7.30%, 11/13/54(a)	200	202,850
Dominican Republic — 2.3%
Dominican Republic International Bond
4.50%, 01/30/30(a)	150	139,706
4.88%, 09/23/32(a)	150	134,859
5.30%, 01/21/41(a)	150	124,856
5.50%, 02/22/29(a)	200	197,200
6.40%, 06/05/49(a)	150	137,100
6.50%, 02/15/48(a)	150	138,000
6.85%, 01/27/45(a)	100	96,125
7.45%, 04/30/44(a)	100	102,688
		1,070,534
Ecuador — 0.7%
Ecuador Government International Bond
0.00%, 07/31/30(a)(i)	25	15,275
6.90%, 07/31/30(a)(b)	135	100,775
6.90%, 07/31/35(a)(b)	267	159,492
6.90%, 07/31/40(a)(b)	120	62,505
		338,047
Security	Par (000)	Value
Egypt — 1.4%
Egypt Government International Bond
7.30%, 09/30/33(a)	$200	$161,312
7.60%, 03/01/29(a)	200	186,632
7.63%, 05/29/32(a)	200	168,400
8.88%, 05/29/50(a)	200	148,850
		665,194
El Salvador — 0.3%
El Salvador Government International Bond, 9.25%, 04/17/30(a)	150	154,800
Ghana — 0.5%
Ghana Government International Bond
0.00%, 01/03/30(a)(i)	0	—
5.00%, 07/03/35(a)(b)	179	119,301
6.00%, 07/03/29(a)(b)	148	124,907
		244,208
Hungary — 1.6%
Hungary Government International Bond
5.25%, 06/16/29(a)	300	299,325
5.50%, 06/16/34(a)	200	192,750
6.75%, 09/25/52(a)	200	199,700
7.63%, 03/29/41	40	44,200
		735,975
India — 0.4%
Export-Import Bank of India, 3.25%, 01/15/30(a)	200	186,136
Indonesia — 2.4%
Indonesia Government International Bond
3.70%, 10/30/49	200	147,000
3.85%, 10/15/30	200	190,750
4.55%, 01/11/28	200	200,400
4.85%, 01/11/33	200	197,600
Perusahaan Penerbit SBSN Indonesia III
1.50%, 06/09/26(a)	200	193,800
5.20%, 07/02/34(a)	200	200,800
		1,130,350
Ivory Coast — 0.4%
Ivory Coast Government International Bond, 8.25%, 01/30/37(a)	200	183,500
Jamaica — 0.5%
Jamaica Government International Bond, 8.00%, 03/15/39	200	226,800
Jordan — 0.4%
Jordan Government International Bond, 5.85%, 07/07/30(a)	200	183,930
Kazakhstan — 0.5%
Kazakhstan Government International Bond, 6.50%, 07/21/45(a)	200	209,188
Kenya — 0.8%
Republic of Kenya Government International Bond
8.00%, 05/22/32(a)	200	172,970
9.75%, 02/16/31(a)	200	190,000
		362,970
Kuwait — 0.4%
Kuwait International Government Bond, 3.50%, 03/20/27(a)	200	196,876
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lebanon — 0.1%
Lebanon Government International Bond
6.60%, 11/27/26(a)(j)(k)	$200	$33,700
6.65%, 02/26/30(a)(j)(k)	150	25,275
		58,975
Mexico — 1.9%
Mexico Government International Bond
3.50%, 02/12/34	200	163,876
4.28%, 08/14/41	200	148,600
5.00%, 04/27/51	200	148,600
5.55%, 01/21/45	50	43,175
6.00%, 05/07/36	200	191,100
6.35%, 02/09/35	200	198,500
		893,851
Morocco — 0.4%
Morocco Government International Bond, 6.50%, 09/08/33(a)	200	206,500
Nigeria — 1.1%
Nigeria Government International Bond
7.70%, 02/23/38(a)	200	152,250
8.38%, 03/24/29(a)	200	186,850
8.75%, 01/21/31(a)	200	181,773
		520,873
Oman — 2.0%
Oman Government International Bond
5.63%, 01/17/28(a)	300	303,001
6.00%, 08/01/29(a)	200	205,876
6.75%, 10/28/27(a)	200	207,144
6.75%, 01/17/48(a)	200	201,500
		917,521
Pakistan — 0.4%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(a)	200	175,494
Panama — 1.8%
Panama Government International Bond
2.25%, 09/29/32	300	219,750
3.16%, 01/23/30	200	175,250
3.87%, 07/23/60	200	108,650
4.50%, 04/16/50	200	128,200
8.00%, 03/01/38	200	207,800
		839,650
Paraguay — 0.4%
Paraguay Government International Bond, 4.95%, 04/28/31(a)	200	196,650
Peru — 1.6%
Peru Government International Bond
2.78%, 01/23/31	200	177,400
3.00%, 01/15/34	100	83,350
3.30%, 03/11/41	50	36,424
3.55%, 03/10/51	50	33,812
3.60%, 01/15/72	100	61,300
5.38%, 02/08/35	150	148,050
5.63%, 11/18/50	200	187,250
		727,586
Philippines — 2.1%
Philippines Government International Bond
1.65%, 06/10/31	200	168,400
3.00%, 02/01/28	200	192,750
Security	Par (000)	Value
Philippines (continued)
3.20%, 07/06/46	$200	$139,938
3.75%, 01/14/29	200	195,400
3.95%, 01/20/40	200	170,400
6.38%, 10/23/34	100	109,000
		975,888
Poland — 2.5%
Bank Gospodarstwa Krajowego
5.38%, 05/22/33(a)	200	201,014
5.75%, 07/09/34(a)	200	203,544
Republic of Poland Government International Bond
4.88%, 02/12/30	100	101,700
4.88%, 10/04/33	100	98,900
5.13%, 09/18/34	100	99,394
5.50%, 11/16/27	70	72,166
5.50%, 04/04/53	130	121,884
5.50%, 03/18/54	200	186,600
5.75%, 11/16/32	70	73,585
		1,158,787
Qatar — 1.9%
Qatar Government International Bond
3.75%, 04/16/30(a)	200	195,450
4.40%, 04/16/50(a)	200	169,100
4.75%, 05/29/34(a)	200	203,028
5.10%, 04/23/48(a)	200	189,000
9.75%, 06/15/30(a)	100	125,281
		881,859
Romania — 1.6%
Romania Government International Bond
3.00%, 02/14/31(a)	100	82,813
3.63%, 03/27/32(a)	100	82,903
4.00%, 02/14/51(a)	100	59,125
5.25%, 11/25/27(a)	150	148,912
6.13%, 01/22/44(a)(h)	100	84,863
6.38%, 01/30/34(a)	100	94,469
7.63%, 01/17/53(a)	100	96,500
Romanian Government International Bond, 5.75%, 03/24/35(a)	100	88,469
		738,054
Saudi Arabia — 2.7%
Saudi Government International Bond
3.25%, 10/26/26(a)	200	197,178
3.63%, 03/04/28(a)	200	195,126
3.75%, 01/21/55(a)	200	134,700
4.38%, 04/16/29(a)	200	198,812
4.50%, 10/26/46(a)	200	161,800
5.00%, 04/17/49(a)	200	171,050
5.50%, 10/25/32(a)	200	207,009
		1,265,675
Senegal — 0.3%
Senegal Government International Bond, 6.25%, 05/23/33(a)	200	138,700
Serbia — 0.4%
Serbia International Bond, 6.00%, 06/12/34(a)	200	197,500
South Africa — 1.0%
Republic of South Africa Government International Bond
5.00%, 10/12/46	200	132,070
5.75%, 09/30/49	200	141,918
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Africa (continued)
5.88%, 04/20/32	$200	$188,959
		462,947
South Korea — 0.9%
Korea Electric Power Corp., 4.88%, 01/31/27(a)	200	201,506
Korea Gas Corp., 3.88%, 07/13/27(a)	200	197,820
		399,326
Sri Lanka — 0.5%
Sri Lanka Government International Bond
3.10%, 01/15/30(a)(b)	42	33,731
3.35%, 03/15/33(a)(b)	81	57,308
3.60%, 05/15/36(a)(b)	38	26,186
4.00%, 04/15/28(a)	39	35,779
9.25%, 06/15/35(a)(b)	55	35,233
9.75%, 02/15/38(a)(b)	76	52,774
		241,011
Supranational — 0.8%
Africa Finance Corp., 3.75%, 10/30/29(a)	200	181,974
African Export-Import Bank (The), 3.99%, 09/21/29(a)	200	185,818
		367,792
Turkey — 3.0%
Hazine Mustesarligi Varlik Kiralama AS, 8.51%, 01/14/29(a)	200	211,575
Turkey Government International Bond
5.25%, 03/13/30	200	184,600
6.00%, 03/25/27	200	199,688
7.63%, 05/15/34	200	198,818
9.88%, 01/15/28	200	215,876
Turkiye Government International Bond
5.75%, 05/11/47	200	143,800
9.38%, 01/19/33	200	219,120
		1,373,477
Ukraine — 0.6%
Ukraine Government International Bond
1.75%, 02/01/29(a)(b)	22	13,120
7.75%, 02/01/34(a)(b)	171	76,872
7.75%, 02/01/35(a)(b)	254	124,364
7.75%, 02/01/36(a)(b)	131	63,423
		277,779
United Arab Emirates — 1.8%
Abu Dhabi Government International Bond
1.88%, 09/15/31(a)	200	173,084
3.13%, 10/11/27(a)	200	195,600
4.13%, 10/11/47(a)	200	164,300
Finance Department Government of Sharjah, 4.00%, 07/28/50(a)	200	127,000
UAE International Government Bond, 4.05%, 07/07/32(a)	200	196,027
		856,011
Uruguay — 1.3%
Oriental Republic of Uruguay, 5.25%, 09/10/60	85	76,582
Security	Par (000)	Value
Uruguay (continued)
Uruguay Government International Bond
4.38%, 10/27/27	$110	$110,220
4.38%, 01/23/31	100	99,000
4.98%, 04/20/55	110	96,965
5.10%, 06/18/50	200	183,700
5.44%, 02/14/37	50	50,875
		617,342
Total Foreign Government Obligations — 52.8% (Cost: $24,172,414)		24,600,703
Total Long-Term Investments — 97.6% (Cost: $44,894,282)		45,489,626
	Shares
Short-Term Securities
Money Market Funds — 1.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(l)(m)(n)	727,645	727,645
Total Short-Term Securities — 1.6% (Cost: $727,645)		727,645
Total Investments — 99.2% (Cost: $45,621,927)		46,217,271
Other Assets Less Liabilities — 0.8%		380,300
Net Assets — 100.0%		$46,597,571

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Perpetual security with no stated maturity date.
(f)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(g)	U.S. dollar denominated security issued by foreign domiciled entity.
(h)	All or a portion of this security is on loan.
(i)	Zero-coupon bond.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Non-income producing security.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,267,302	$—	$(539,657)(a)	$—	$—	$727,645	727,645	$14,116 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$20,888,923	$—	$20,888,923
Foreign Government Obligations	—	24,600,703	—	24,600,703
Short-Term Securities
Money Market Funds	727,645	—	—	727,645
	$727,645	$45,489,626	$—	$46,217,271
See notes to financial statements.
Schedule of Investments
8

Schedule of Investments (unaudited)
April 30, 2025
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Bahrain — 0.1%
Bapco Energies Sukuk Ltd., 6.25%, 01/29/35(a)	$17,647	$17,922,734
Chile — 1.0%
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29(a)	12,604	11,540,538
3.15%, 01/14/30(a)	11,900	10,907,064
3.63%, 08/01/27(a)	15,113	14,772,957
3.70%, 01/30/50(a)	30,373	20,410,656
4.38%, 02/05/49(a)	14,916	11,127,336
4.50%, 08/01/47(a)	14,412	11,182,847
5.95%, 01/08/34(a)	14,915	15,108,895
6.30%, 09/08/53(a)	13,245	13,046,325
6.44%, 01/26/36(a)	16,574	17,154,090
Empresa de Transporte de Pasajeros Metro SA, 4.70%, 05/07/50(a)	11,462	9,226,108
		134,476,816
China — 1.7%
CNAC HK Finbridge Co. Ltd.
3.00%, 09/22/30(a)	16,780	15,254,027
4.13%, 07/19/27(a)	16,437	16,257,508
5.13%, 03/14/28(a)	29,052	29,288,193
Sinopec Group Overseas Development 2012 Ltd., 4.88%, 05/17/42(a)	16,483	15,989,540
Sinopec Group Overseas Development 2017 Ltd., 3.63%, 04/12/27(a)	16,547	16,398,077
Sinopec Group Overseas Development 2018 Ltd.
2.30%, 01/08/31(a)	19,154	17,432,439
2.70%, 05/13/30(a)	24,614	23,074,640
2.95%, 11/12/29(a)	16,693	15,928,794
State Grid Overseas Investment BVI Ltd.
1.63%, 08/05/30(a)	18,319	16,235,214
3.50%, 05/04/27(a)	38,494	38,101,361
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(a)	13,994	13,795,985
		217,755,778
Hong Kong — 0.3%
China Life Insurance Overseas Co. Ltd./Hong Kong, 5.35%, 08/15/33, (5-year CMT + 1.232%)(a)(b)	32,434	33,149,170
Indonesia — 0.7%
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 5.45%, 05/15/30(a)	8,993	9,064,944
Pertamina Persero PT
4.18%, 01/21/50(a)	8,613	6,287,490
5.63%, 05/20/43(a)	12,085	11,142,370
6.00%, 05/03/42(a)	10,315	9,912,715
6.45%, 05/30/44(a)	13,041	13,175,453
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.00%, 06/30/50(a)	8,261	5,700,916
4.13%, 05/15/27(a)	13,233	13,029,344
5.25%, 10/24/42(a)	8,325	7,309,350
5.45%, 05/21/28(a)	8,456	8,561,700
6.15%, 05/21/48(a)	8,442	8,117,405
		92,301,687
Malaysia — 2.0%
Petronas Capital Ltd.
2.48%, 01/28/32(a)	24,326	20,823,056
3.40%, 04/28/61(a)	34,474	22,028,886
Security	Par (000)	Value
Malaysia (continued)
3.50%, 04/21/30(a)	$42,415	$40,239,959
4.50%, 03/18/45(a)	27,587	23,463,019
4.55%, 04/21/50(a)	53,899	45,221,261
4.80%, 04/21/60(a)	20,129	17,109,650
4.95%, 01/03/31(c)	27,600	27,933,960
5.34%, 04/03/35(c)	27,550	27,932,945
5.85%, 04/03/55(c)	26,750	26,664,133
		251,416,869
Mexico — 2.2%
Comision Federal de Electricidad
4.69%, 05/15/29(a)	7,718	7,410,824
6.45%, 01/24/35(a)	6,700	6,413,508
Mexico City Airport Trust, 5.50%, 07/31/47(a)	12,082	9,445,828
Petroleos Mexicanos
5.35%, 02/12/28	12,249	11,300,927
5.95%, 01/28/31	22,730	18,784,072
6.35%, 02/12/48	9,511	6,030,925
6.38%, 01/23/45	7,954	5,201,121
6.49%, 01/23/27	8,907	8,714,164
6.50%, 03/13/27	24,897	24,284,534
6.50%, 01/23/29	7,233	6,690,525
6.50%, 06/02/41	9,713	6,664,575
6.63%, 06/15/35	16,999	13,066,281
6.70%, 02/16/32	41,287	35,358,187
6.75%, 09/21/47	34,332	22,950,942
6.84%, 01/23/30	15,085	13,431,684
6.88%, 08/04/26	15,396	15,203,550
6.95%, 01/28/60	22,549	14,995,085
7.69%, 01/23/50	49,171	35,894,830
8.75%, 06/02/29	12,263	12,035,137
10.00%, 02/07/33	12,082	12,053,607
		285,930,306
Netherlands — 0.1%
MDGH GMTN RSC Ltd., 3.70%, 11/07/49(a)	11,129	8,168,686
Oman — 0.1%
EDO Sukuk Ltd., 5.88%, 09/21/33(a)	18,720	18,944,453
Panama — 0.2%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(a)	19,569	13,196,844
Banco Nacional de Panama, 2.50%, 08/11/30(a)	14,920	12,157,935
		25,354,779
Peru — 0.3%
Petroleos del Peru SA
4.75%, 06/19/32(a)	17,170	12,652,144
5.63%, 06/19/47(a)	34,549	21,040,341
		33,692,485
Qatar — 0.7%
Qatar Energy
1.38%, 09/12/26(a)	12,435	11,925,165
2.25%, 07/12/31(a)	31,778	27,718,678
3.13%, 07/12/41(a)	30,687	22,401,510
QatarEnergy, 3.30%, 07/12/51(a)	36,129	24,206,430
		86,251,783
Saudi Arabia — 1.3%
Gaci First Investment Co.
4.75%, 02/14/30(a)	11,459	11,393,455
4.88%, 02/14/35(a)	14,007	13,504,709
5.00%, 10/13/27(a)	8,204	8,240,016
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Saudi Arabia (continued)
5.00%, 01/29/29(a)	$11,800	$11,852,982
5.13%, 02/14/53(a)	10,712	8,998,080
5.25%, 01/29/30(a)	12,200	12,398,250
5.25%, 10/13/32(a)	10,687	10,745,672
5.25%, 01/29/34(a)	12,000	11,947,500
5.38%, 01/29/54(a)	9,250	8,140,000
5.63%, 07/29/34(a)	3,800	3,891,437
SRC Sukuk Ltd.
5.00%, 02/27/28(a)	5,900	5,940,562
5.38%, 02/27/35(a)	5,900	5,981,833
Suci Second Investment Co.
4.38%, 09/10/27(a)	9,450	9,362,635
4.88%, 05/08/32(a)	3,800	3,762,532
5.17%, 03/05/31(a)	12,150	12,270,892
6.00%, 10/25/28(a)	14,613	15,146,228
6.25%, 10/25/33(a)	9,050	9,723,094
		163,299,877
South Africa — 0.3%
Eskom Holdings SOC Ltd., 6.35%, 08/10/28(a)	18,750	18,445,312
Transnet SOC Ltd., 8.25%, 02/06/28(a)	18,929	19,035,476
		37,480,788
Turkey — 0.1%
TVF Varlik Kiralama AS, 6.95%, 01/23/30(a)	8,350	8,245,625
United Arab Emirates — 1.7%
Abu Dhabi Crude Oil Pipeline LLC, 4.60%, 11/02/47(a)	17,416	15,456,700
Abu Dhabi Developmental Holding Co. PJSC
4.38%, 10/02/31(a)	7,600	7,471,788
4.50%, 05/06/30(c)	3,000	2,977,500
5.00%, 05/06/35(c)	3,000	2,977,500
5.25%, 10/02/54(a)	7,775	7,112,726
5.38%, 05/08/29(a)	8,200	8,451,125
5.50%, 05/08/34(a)	9,900	10,270,656
Adnoc Murban Rsc Ltd.
4.25%, 09/11/29(a)	8,200	8,118,000
4.50%, 09/11/34(a)	11,900	11,461,187
5.13%, 09/11/54(a)	11,550	10,373,344
Adnoc Murban Sukuk Ltd., 4.75%, 05/06/35(c)	6,200	6,150,400
DP World Crescent Ltd.
3.88%, 07/18/29(a)	7,858	7,553,895
4.85%, 09/26/28(a)	7,958	7,934,524
5.50%, 09/13/33(a)	10,900	10,928,612
5.50%, 05/08/35(c)	5,000	4,943,250
DP World Ltd./United Arab Emirates
5.63%, 09/25/48(a)	9,401	8,661,141
6.85%, 07/02/37(a)	13,460	14,670,458
DP World Salaam, 6.00%, (5-year CMT + 5.750%)(a)(b)(d)	11,623	11,601,207
MDGH GMTN RSC Ltd.
2.88%, 11/07/29(a)	8,040	7,494,607
2.88%, 05/21/30(a)	8,497	7,857,091
3.38%, 03/28/32(a)	8,060	7,387,474
3.40%, 06/07/51(a)	7,959	5,464,331
3.95%, 05/21/50(a)	15,420	11,777,025
4.38%, 11/22/33(a)	7,584	7,235,136
5.50%, 04/28/33(a)	7,379	7,632,690
Security	Par (000)	Value
United Arab Emirates (continued)
MDGH Sukuk Ltd., 4.96%, 04/04/34(a)	$7,450	$7,547,818
		219,510,185
Total Corporate Bonds & Notes — 12.8% (Cost: $1,898,880,364)		1,633,902,021
Foreign Government Obligations(e)
Angola — 0.9%
Angolan Government International Bond
8.00%, 11/26/29(a)	32,595	25,984,408
8.25%, 05/09/28(a)	32,619	27,496,186
8.75%, 04/14/32(a)	32,848	25,303,143
9.13%, 11/26/49(a)	23,434	15,923,403
9.38%, 05/08/48(a)	33,057	23,150,148
		117,857,288
Argentina — 3.0%
Argentina Republic Government International Bond
1.00%, 07/09/29	22,386	18,065,715
1.75%, 07/09/30(f)	128,942	98,866,561
4.88%, 07/09/41(f)	96,178	59,353,528
5.00%, 07/09/35(f)	188,713	125,140,192
5.00%, 01/09/38(f)	104,329	73,355,962
5.00%, 07/09/46(f)	19,040	12,395,172
		387,177,130
Azerbaijan — 0.1%
Republic of Azerbaijan International Bond, 3.50%, 09/01/32(a)	20,031	17,472,040
Bahrain — 2.5%
Bahrain Government International Bond
5.25%, 01/25/33(a)	18,383	16,573,377
5.45%, 09/16/32(a)	19,463	17,954,617
5.63%, 09/30/31(a)	18,726	17,637,645
5.63%, 05/18/34(a)	18,716	17,013,967
6.00%, 09/19/44(a)	23,436	19,122,370
6.75%, 09/20/29(a)	23,163	23,423,584
7.00%, 10/12/28(a)	29,310	29,896,200
7.38%, 05/14/30(a)	19,567	20,276,304
7.50%, 02/12/36(a)	17,851	18,194,632
7.75%, 04/18/35(a)	18,691	19,611,532
CBB International Sukuk Programme Co. WLL
3.88%, 05/18/29(a)	18,783	17,421,326
3.95%, 09/16/27(a)	17,995	17,181,716
4.50%, 03/30/27(a)	18,313	17,843,821
5.88%, 06/05/32(a)	22,828	22,735,318
6.00%, 02/12/31(a)	18,733	18,867,690
6.25%, 10/18/30(a)	18,655	18,958,144
Kingdom Of Bahrain, 6.25%, 07/07/33	10,475	10,475,000
		323,187,243
Bolivia — 0.1%
Bolivian Government International Bond, 4.50%, 03/20/28(a)	18,581	12,045,133
Brazil — 3.5%
Brazilian Government International Bond
3.75%, 09/12/31	18,626	16,735,461
3.88%, 06/12/30	43,571	40,738,885
4.50%, 05/30/29	24,857	24,310,146
4.63%, 01/13/28	37,462	37,199,766
4.75%, 01/14/50	50,682	35,781,492
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Brazil (continued)
5.00%, 01/27/45	$40,665	$30,905,400
5.63%, 01/07/41	28,031	24,849,762
5.63%, 02/21/47	34,453	28,251,460
6.00%, 10/20/33	27,707	27,332,956
6.13%, 01/22/32	24,889	25,337,002
6.13%, 03/15/34	27,847	27,317,907
6.25%, 03/18/31	24,102	24,849,162
6.63%, 03/15/35	29,446	29,342,939
7.13%, 01/20/37	20,513	21,318,135
7.13%, 05/13/54	28,100	26,666,900
8.25%, 01/20/34	17,125	19,180,000
		440,117,373
Bulgaria — 0.2%
Bulgaria Government International Bond, 5.00%, 03/05/37(a)	27,912	26,961,317
Chile — 2.2%
Chile Government International Bond
2.45%, 01/31/31	16,640	14,778,483
2.55%, 01/27/32	16,651	14,453,068
2.55%, 07/27/33	25,842	21,707,280
2.75%, 01/31/27	16,680	16,229,640
3.10%, 05/07/41	31,706	23,383,175
3.10%, 01/22/61	23,000	13,659,125
3.24%, 02/06/28	20,638	20,025,258
3.25%, 09/21/71	12,198	7,294,404
3.50%, 01/31/34	16,655	14,906,225
3.50%, 01/25/50	25,793	18,106,686
3.50%, 04/15/53	16,902	11,560,968
3.86%, 06/21/47	11,929	9,058,644
4.00%, 01/31/52	11,638	8,766,324
4.34%, 03/07/42	23,102	19,821,516
4.85%, 01/22/29	19,248	19,498,224
4.95%, 01/05/36	18,968	18,522,368
5.33%, 01/05/54	16,710	15,523,715
5.65%, 01/13/37	18,150	18,531,150
		285,826,253
China — 1.3%
China Government International Bond
1.20%, 10/21/30(a)	32,449	28,721,583
1.25%, 10/26/26(a)	23,247	22,478,222
1.75%, 10/26/31(a)	14,752	13,231,069
2.13%, 12/03/29(a)	32,476	30,475,316
2.63%, 11/02/27(a)	16,901	16,591,036
3.50%, 10/19/28(a)	16,996	17,007,557
4.13%, 11/20/27(a)	20,887	21,254,193
Export-Import Bank of China (The), 4.74%, 11/05/27, (1-day SOFR Index + 0.380%)(a)(b)	16,824	16,783,791
		166,542,767
Colombia — 3.2%
Colombia Government International Bond
3.00%, 01/30/30	19,206	16,248,276
3.13%, 04/15/31	30,664	24,692,186
3.25%, 04/22/32	25,190	19,377,408
3.88%, 04/25/27	21,367	20,908,678
3.88%, 02/15/61	15,410	7,872,584
4.13%, 02/22/42	12,876	7,854,360
4.13%, 05/15/51	18,626	10,281,552
4.50%, 03/15/29	24,299	22,780,313
5.00%, 06/15/45	52,173	34,042,882
Security	Par (000)	Value
Colombia (continued)
5.20%, 05/15/49	$32,991	$21,312,186
5.63%, 02/26/44	30,563	21,814,341
6.13%, 01/18/41	30,809	24,223,576
7.38%, 04/25/30	11,100	11,266,500
7.38%, 09/18/37	22,283	20,634,058
7.50%, 02/02/34	25,960	25,323,980
7.75%, 11/07/36	24,349	23,241,120
8.00%, 04/20/33	19,320	19,629,120
8.00%, 11/14/35	23,856	23,474,304
8.38%, 11/07/54	18,995	17,389,923
8.50%, 04/25/35	12,000	12,192,000
8.75%, 11/14/53	22,421	21,479,318
		406,038,665
Costa Rica — 1.0%
Costa Rica Government International Bond
6.13%, 02/19/31(a)	22,207	22,747,603
6.55%, 04/03/34(a)	28,272	28,848,042
7.00%, 04/04/44(a)	18,615	18,763,920
7.16%, 03/12/45(a)	24,490	24,961,432
7.30%, 11/13/54(a)	28,208	28,609,964
		123,930,961
Dominican Republic — 3.2%
Dominican Republic International Bond
4.50%, 01/30/30(a)	32,501	30,270,619
4.88%, 09/23/32(a)	50,181	45,115,730
5.30%, 01/21/41(a)	25,424	21,162,302
5.50%, 02/22/29(a)	29,161	28,752,746
5.88%, 01/30/60(a)	53,021	43,788,718
5.95%, 01/25/27(a)	27,679	27,765,497
6.00%, 07/19/28(a)	21,145	21,314,160
6.00%, 02/22/33(a)	29,717	28,702,907
6.40%, 06/05/49(a)	24,925	22,781,450
6.50%, 02/15/48(a)	16,969	15,611,480
6.85%, 01/27/45(a)	33,236	31,948,105
6.95%, 03/15/37(c)	23,743	23,588,671
6.95%, 03/15/37(a)	6,250	6,209,375
7.05%, 02/03/31(a)	20,026	20,656,819
7.15%, 02/24/55(c)	15,245	14,901,988
7.15%, 02/24/55(a)	1,900	1,857,250
7.45%, 04/30/44(a)	24,212	24,862,697
		409,290,514
Ecuador — 1.2%
Ecuador Government International Bond
0.00%, 07/31/30(a)(g)	18,819	11,498,602
6.90%, 07/31/30(a)(f)	57,071	42,689,326
6.90%, 07/31/35(a)(f)	120,409	71,974,369
6.90%, 07/31/40(a)(f)	55,772	29,050,031
		155,212,328
Egypt — 2.6%
Egypt Government International Bond
5.80%, 09/30/27(a)	20,690	19,474,463
5.88%, 02/16/31(a)	27,319	22,032,774
6.59%, 02/21/28(a)	23,498	21,908,360
7.05%, 01/15/32(a)	19,193	15,924,240
7.30%, 09/30/33(a)	21,137	17,048,259
7.50%, 01/31/27(a)	36,701	36,351,973
7.50%, 02/16/61(a)	28,060	18,158,187
7.60%, 03/01/29(a)	32,035	29,893,780
7.63%, 05/29/32(a)	32,481	27,349,002
7.90%, 02/21/48(a)	28,072	19,213,179
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Egypt (continued)
8.50%, 01/31/47(a)	$46,850	$33,942,825
8.63%, 02/04/30(c)	20,231	19,230,577
8.63%, 02/04/30(a)	2,800	2,661,540
8.70%, 03/01/49(a)	28,145	20,672,503
8.88%, 05/29/50(a)	37,112	27,620,606
		331,482,268
El Salvador — 0.3%
El Salvador Government International Bond
9.25%, 04/17/30(a)	18,818	19,420,176
9.65%, 11/21/54(a)	18,671	18,521,632
		37,941,808
Ghana — 0.8%
Ghana Government International Bond
5.00%, 07/03/35(a)(f)	77,289	51,397,457
6.00%, 07/03/29(a)(f)	53,705	45,447,523
		96,844,980
Guatemala — 0.3%
Guatemala Government Bond
6.13%, 06/01/50(a)	26,111	23,193,096
6.60%, 06/13/36(a)	18,622	18,603,378
		41,796,474
Hungary — 2.6%
Hungary Government International Bond
2.13%, 09/22/31(a)	41,813	33,920,796
3.13%, 09/21/51(a)	37,768	21,990,985
5.25%, 06/16/29(a)	32,640	32,566,560
5.50%, 06/16/34(a)	22,804	21,977,355
5.50%, 03/26/36(a)	45,571	43,110,166
6.13%, 05/22/28(a)	39,818	40,918,171
6.25%, 09/22/32(a)	33,680	34,665,140
6.75%, 09/25/52(a)	22,856	22,821,716
7.63%, 03/29/41	30,960	34,210,800
Magyar Export-Import Bank Zrt, 6.13%, 12/04/27(a)	23,392	23,801,477
MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 06/29/28(a)	20,962	21,551,661
		331,534,827
India — 0.9%
Export-Import Bank of India
2.25%, 01/13/31(a)	18,677	16,142,157
3.25%, 01/15/30(a)	18,772	17,470,725
3.38%, 08/05/26(a)	18,815	18,517,723
3.88%, 02/01/28(a)	18,873	18,477,611
5.50%, 01/18/33(a)	18,858	19,150,299
5.50%, 01/13/35(a)	18,720	18,813,600
		108,572,115
Indonesia — 3.7%
Indonesia Government International Bond
1.85%, 03/12/31	10,902	9,225,818
2.15%, 07/28/31	10,404	8,905,824
2.85%, 02/14/30	10,804	9,972,092
3.05%, 03/12/51	17,112	11,071,464
3.50%, 01/11/28	10,405	10,176,090
3.55%, 03/31/32	8,806	8,079,505
3.70%, 10/30/49	8,737	6,421,695
3.85%, 07/18/27(a)	8,625	8,517,188
3.85%, 10/15/30	14,063	13,412,586
4.10%, 04/24/28	8,275	8,241,900
4.20%, 10/15/50	14,367	11,385,848
4.35%, 01/08/27(a)	10,245	10,228,992
Security	Par (000)	Value
Indonesia (continued)
4.35%, 01/11/48	$14,637	$12,031,614
4.45%, 04/15/70	8,628	6,794,464
4.55%, 01/11/28	8,188	8,204,376
4.63%, 04/15/43(a)	12,933	11,374,574
4.65%, 09/20/32	11,570	11,266,288
4.75%, 02/11/29	10,550	10,630,813
4.75%, 09/10/34	9,550	9,239,625
4.75%, 07/18/47(a)	8,430	7,460,550
4.85%, 01/11/33	9,877	9,758,476
5.13%, 01/15/45(a)	17,240	16,054,750
5.25%, 01/17/42(a)	18,811	18,077,371
5.25%, 01/08/47(a)	12,264	11,535,886
5.35%, 02/11/49	7,693	7,333,352
5.60%, 01/15/35	9,500	9,794,500
5.95%, 01/08/46(a)	10,248	10,396,596
6.63%, 02/17/37(a)	12,150	13,340,700
6.75%, 01/15/44(a)	16,955	18,788,344
7.75%, 01/17/38(a)	16,554	19,823,415
8.50%, 10/12/35(a)	13,025	16,196,587
Perusahaan Penerbit SBSN Indonesia III
1.50%, 06/09/26(a)	8,855	8,580,495
2.55%, 06/09/31(a)	8,448	7,385,664
2.80%, 06/23/30(a)	8,679	7,889,254
4.15%, 03/29/27(a)	16,732	16,654,614
4.40%, 06/06/27(a)	15,001	14,987,874
4.40%, 03/01/28(a)	14,497	14,497,000
4.45%, 02/20/29(a)	10,854	10,813,298
4.70%, 06/06/32(a)	12,733	12,502,278
5.00%, 05/25/30(a)	9,100	9,218,300
5.20%, 07/02/34(a)	8,600	8,634,400
5.40%, 11/15/28(a)	8,650	8,919,404
5.60%, 11/15/33(a)	8,150	8,410,800
		472,234,664
Iraq — 0.1%
Iraq International Bond, 5.80%, 01/15/28(a)	18,577	17,961,395
Ivory Coast — 0.7%
Ivory Coast Government International Bond
6.13%, 06/15/33(a)	23,345	20,076,700
7.63%, 01/30/33(a)	20,696	19,324,890
8.08%, 04/01/36(c)	23,925	21,921,281
8.25%, 01/30/37(a)	29,757	27,302,048
		88,624,919
Jamaica — 0.7%
Jamaica Government International Bond
6.75%, 04/28/28	23,598	24,123,055
7.88%, 07/28/45	33,835	38,072,834
8.00%, 03/15/39	23,293	26,414,262
		88,610,151
Jordan — 0.6%
Jordan Government International Bond
5.75%, 01/31/27(a)	18,674	18,458,129
5.85%, 07/07/30(a)	23,650	21,749,722
7.38%, 10/10/47(a)	18,634	15,617,714
7.50%, 01/13/29(a)	23,469	23,373,716
		79,199,281
Kazakhstan — 0.6%
Kazakhstan Government International Bond
4.71%, 04/09/35(a)	28,054	26,917,813
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Kazakhstan (continued)
4.88%, 10/14/44(a)	$18,919	$16,749,227
6.50%, 07/21/45(a)	27,958	29,242,321
		72,909,361
Kenya — 0.9%
Republic of Kenya Government International Bond
6.30%, 01/23/34(a)	19,523	14,788,673
7.25%, 02/28/28(a)	19,042	17,782,848
8.00%, 05/22/32(a)	23,278	20,131,978
8.25%, 02/28/48(a)	19,782	14,737,590
9.50%, 03/05/36(c)	24,200	21,041,900
9.50%, 03/05/36(a)	1,150	999,925
9.75%, 02/16/31(a)	27,980	26,581,000
		116,063,914
Kuwait — 0.4%
Kuwait International Government Bond, 3.50%, 03/20/27(a)	53,560	52,723,393
Latvia — 0.2%
Latvia Government International Bond, 5.13%, 07/30/34(a)	23,241	23,067,855
Lebanon — 0.2%
Lebanon Government International Bond
6.00%, 01/27/23(a)(h)(i)	21,555	3,632,018
6.10%, 10/04/22(a)(h)(i)	7,748	1,305,538
6.10%, 10/04/24(a)(h)(i)	21,875	3,685,937
6.60%, 11/27/26(a)(h)(i)	30,975	5,219,287
6.65%, 02/26/30(a)(h)(i)	27,331	4,605,273
6.75%, 11/29/27(a)(h)(i)	19,728	3,324,168
6.85%, 03/23/27(a)(h)(i)	24,118	4,063,883
7.00%, 03/23/32(a)(h)(i)	19,887	3,350,960
		29,187,064
Mexico — 3.3%
Mexico Government International Bond
2.66%, 05/24/31	20,840	17,687,950
3.25%, 04/16/30	14,022	12,754,762
3.50%, 02/12/34	17,504	14,342,428
3.75%, 01/11/28	11,065	10,800,823
3.75%, 04/19/71	18,577	10,078,022
3.77%, 05/24/61	17,783	10,065,178
4.15%, 03/28/27	14,301	14,181,229
4.28%, 08/14/41	14,608	10,853,744
4.35%, 01/15/47	7,895	5,455,445
4.40%, 02/12/52	13,088	8,778,776
4.50%, 04/22/29	19,186	18,785,492
4.50%, 01/31/50	11,853	8,243,762
4.60%, 01/23/46	14,531	10,505,913
4.60%, 02/10/48	11,464	8,145,172
4.75%, 04/27/32	15,078	14,109,238
4.75%, 03/08/44	23,380	17,663,590
4.88%, 05/19/33	13,508	12,427,360
5.00%, 05/07/29	5,950	5,924,832
5.00%, 04/27/51	15,757	11,707,451
5.40%, 02/09/28	6,899	7,030,081
5.55%, 01/21/45	16,478	14,228,753
5.75%, 12/31/99	16,652	12,605,564
6.00%, 05/13/30	12,550	12,890,419
6.00%, 05/07/36	24,379	23,294,134
6.05%, 01/11/40	17,498	16,299,387
6.34%, 05/04/53	17,298	15,187,644
6.35%, 02/09/35	16,886	16,759,355
Security	Par (000)	Value
Mexico (continued)
6.40%, 05/07/54	$15,386	$13,578,145
6.75%, 09/27/34	10,452	10,843,950
6.88%, 05/13/37	24,192	24,506,496
7.38%, 05/13/55	15,508	15,339,350
8.30%, 08/15/31	7,287	8,514,860
		413,589,305
Morocco — 0.6%
Morocco Government International Bond
3.00%, 12/15/32(a)	18,728	15,444,794
4.00%, 12/15/50(a)	23,442	15,413,115
5.95%, 03/08/28(a)	23,306	23,677,440
6.50%, 09/08/33(a)	23,314	24,071,705
		78,607,054
Nigeria — 1.8%
Nigeria Government International Bond
6.13%, 09/28/28(a)	23,177	20,610,147
6.50%, 11/28/27(a)	27,621	25,908,498
7.14%, 02/23/30(a)	23,349	20,168,399
7.38%, 09/28/33(a)	28,106	22,643,037
7.63%, 11/28/47(a)	28,126	19,899,145
7.70%, 02/23/38(a)	23,085	17,573,456
7.88%, 02/16/32(a)	27,850	23,749,088
8.25%, 09/28/51(a)	23,022	16,736,994
8.38%, 03/24/29(a)	23,163	21,640,033
8.75%, 01/21/31(a)	18,763	17,053,034
10.38%, 12/09/34(a)	28,411	26,841,292
		232,823,123
Oman — 3.0%
Oman Government International Bond
4.75%, 06/15/26(a)	41,656	41,395,650
5.38%, 03/08/27(a)	30,464	30,575,803
5.63%, 01/17/28(a)	44,525	44,970,473
6.00%, 08/01/29(a)	40,660	41,854,591
6.25%, 01/25/31(a)	30,095	31,451,081
6.50%, 03/08/47(a)	37,302	36,834,606
6.75%, 10/28/27(a)	25,702	26,620,075
6.75%, 01/17/48(a)	51,065	51,447,988
7.00%, 01/25/51(a)	18,734	19,495,162
7.38%, 10/28/32(a)	18,878	21,088,047
Oman Sovereign Sukuk Co., 4.88%, 06/15/30(a)	32,427	32,202,929
		377,936,405
Pakistan — 0.5%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(a)	18,645	16,360,419
Pakistan Government International Bond
6.88%, 12/05/27(a)	28,592	25,103,776
7.38%, 04/08/31(a)	26,160	20,535,600
		61,999,795
Panama — 2.5%
Panama Government International Bond
2.25%, 09/29/32	37,652	27,580,090
3.16%, 01/23/30	23,050	20,197,562
3.30%, 01/19/33	14,924	11,685,492
3.87%, 07/23/60	43,398	23,575,963
3.88%, 03/17/28	18,282	17,468,451
4.30%, 04/29/53	25,785	15,799,759
4.50%, 05/15/47	17,130	11,245,845
4.50%, 04/16/50	37,577	24,086,857
4.50%, 04/01/56	36,526	22,426,964
4.50%, 01/19/63	22,626	13,866,910
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Panama (continued)
6.40%, 02/14/35	$34,658	$32,712,820
6.70%, 01/26/36	30,166	29,125,273
6.85%, 03/28/54	21,156	18,297,296
6.88%, 01/31/36	14,816	14,357,593
7.50%, 03/01/31	16,054	16,720,241
8.00%, 03/01/38	18,714	19,443,846
		318,590,962
Paraguay — 0.4%
Paraguay Government International Bond
4.95%, 04/28/31(a)	17,686	17,389,759
5.40%, 03/30/50(a)	21,923	18,615,258
6.10%, 08/11/44(a)	18,878	17,745,320
		53,750,337
Peru — 2.5%
Peru Government International Bond
1.86%, 12/01/32	17,676	13,933,107
2.78%, 01/23/31	54,333	48,193,371
2.78%, 12/01/60	34,998	18,723,930
3.00%, 01/15/34	38,169	31,813,861
3.23%, 12/31/99	16,351	8,715,083
3.30%, 03/11/41	21,664	15,781,791
3.55%, 03/10/51	29,134	19,701,868
3.60%, 01/15/72	16,972	10,403,836
5.38%, 02/08/35	21,693	21,410,991
5.63%, 11/18/50	42,718	39,994,727
5.88%, 08/08/54	28,592	27,219,584
6.55%, 03/14/37	19,115	20,300,130
8.75%, 11/21/33	36,246	44,002,644
		320,194,923
Philippines — 3.4%
Philippines Government International Bond
1.65%, 06/10/31	17,428	14,674,376
2.46%, 05/05/30	13,340	12,152,740
2.65%, 12/10/45	20,074	12,797,175
2.95%, 05/05/45	18,849	12,805,634
3.00%, 02/01/28	26,154	25,205,917
3.20%, 07/06/46	30,738	21,507,071
3.70%, 03/01/41	27,020	21,697,060
3.70%, 02/02/42	26,780	21,156,200
3.75%, 01/14/29	20,256	19,790,112
3.95%, 01/20/40	27,028	23,027,856
4.20%, 03/29/47	13,404	10,915,950
4.75%, 03/05/35	14,296	13,895,712
5.00%, 07/17/33	16,418	16,434,418
5.00%, 01/13/37	17,939	17,636,369
5.25%, 05/14/34	13,250	13,419,733
5.50%, 02/04/35	17,088	17,583,552
5.50%, 01/17/48	16,589	16,091,330
5.60%, 05/14/49	12,950	12,665,100
5.90%, 02/04/50	13,350	13,576,950
6.38%, 01/15/32	13,786	14,910,386
6.38%, 10/23/34	25,030	27,282,700
7.75%, 01/14/31	23,256	26,860,680
9.50%, 02/02/30	27,191	32,833,132
ROP Sukuk Trust, 5.05%, 06/06/29(a)	13,225	13,476,275
		432,396,428
Poland — 3.4%
Bank Gospodarstwa Krajowego
5.38%, 05/22/33(a)	27,787	27,927,880
5.75%, 07/09/34(a)	28,267	28,767,891
Security	Par (000)	Value
Poland (continued)
6.25%, 10/31/28(a)	$15,758	$16,560,082
6.25%, 07/09/54(a)	27,415	27,333,303
Republic of Poland Government International Bond
4.63%, 03/18/29	23,530	23,723,417
4.88%, 02/12/30	43,550	44,290,350
4.88%, 10/04/33	40,469	40,023,841
5.13%, 09/18/34	46,765	46,481,604
5.38%, 02/12/35	44,223	44,753,676
5.50%, 11/16/27	23,420	24,144,615
5.50%, 04/04/53	39,995	37,498,112
5.50%, 03/18/54	55,076	51,385,908
5.75%, 11/16/32	23,581	24,788,583
		437,679,262
Qatar — 2.6%
Qatar Government International Bond
3.25%, 06/02/26(a)	29,926	29,551,925
3.75%, 04/16/30(a)	26,782	26,172,710
4.00%, 03/14/29(a)	35,936	35,713,556
4.40%, 04/16/50(a)	44,310	37,464,105
4.50%, 04/23/28(a)	26,738	27,038,802
4.63%, 05/29/29(a)	9,450	9,596,853
4.63%, 06/02/46(a)	17,464	15,690,356
4.75%, 05/29/34(a)	13,905	14,115,522
4.82%, 03/14/49(a)	54,133	49,206,897
5.10%, 04/23/48(a)	53,790	50,831,550
5.75%, 01/20/42(a)	9,551	10,112,121
6.40%, 01/20/40(a)	9,546	10,700,493
9.75%, 06/15/30(a)	12,681	15,886,884
		332,081,774
Romania — 2.9%
Romania Government International Bond
3.00%, 02/27/27(a)	25,364	24,232,766
3.00%, 02/14/31(a)	24,210	20,049,027
3.63%, 03/27/32(a)	19,608	16,255,620
4.00%, 02/14/51(a)	37,768	22,330,330
5.13%, 06/15/48(a)	20,764	15,074,664
5.25%, 11/25/27(a)	18,776	18,639,874
6.00%, 05/25/34(a)	18,980	17,480,580
6.13%, 01/22/44(a)	18,538	15,731,903
6.38%, 01/30/34(a)	37,502	35,427,765
6.63%, 02/17/28(a)	31,932	32,610,555
7.13%, 01/17/33(a)	29,676	29,902,131
7.63%, 01/17/53(a)	23,340	22,523,100
Romanian Government International Bond
5.75%, 03/24/35(a)	39,186	34,667,462
5.88%, 01/30/29(a)	37,044	36,696,898
7.50%, 02/10/37(c)	23,134	23,018,330
7.50%, 02/10/37(a)	2	1,990
		364,642,995
Saudi Arabia — 5.0%
KSA Sukuk Ltd.
2.25%, 05/17/31(a)	12,285	10,668,785
2.97%, 10/29/29(a)	15,097	14,106,335
3.63%, 04/20/27(a)	27,465	27,078,842
4.27%, 05/22/29(a)	17,687	17,559,830
4.30%, 01/19/29(a)	12,351	12,250,710
4.51%, 05/22/33(a)	18,246	17,807,001
5.25%, 06/04/27(a)	7,750	7,862,840
5.25%, 06/04/30(a)	9,150	9,346,725
5.25%, 06/04/34(a)	13,350	13,667,063
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Saudi Arabia (continued)
5.27%, 10/25/28(a)	$14,734	$15,074,797
Saudi Government International Bond
2.25%, 02/02/33(a)	16,786	13,874,720
2.50%, 02/03/27(a)	7,461	7,220,830
2.75%, 02/03/32(a)	6,186	5,464,929
3.25%, 10/26/26(a)	31,590	31,144,265
3.25%, 10/22/30(a)	9,259	8,605,129
3.25%, 11/17/51(a)	7,787	4,866,875
3.45%, 02/02/61(a)	13,952	8,576,155
3.63%, 03/04/28(a)	30,644	29,897,206
3.75%, 01/21/55(a)	16,921	11,396,294
4.38%, 04/16/29(a)	23,961	23,818,672
4.50%, 04/17/30(a)	18,097	17,972,674
4.50%, 10/26/46(a)	39,452	31,916,668
4.50%, 04/22/60(a)	18,235	14,029,644
4.63%, 10/04/47(a)	26,699	21,799,733
4.75%, 01/18/28(a)	19,791	19,933,297
4.75%, 01/16/30(a)	19,352	19,448,760
4.88%, 07/18/33(a)	21,125	20,913,750
5.00%, 01/16/34(a)	24,471	24,304,108
5.00%, 04/17/49(a)	21,095	18,041,499
5.00%, 01/18/53(a)	20,741	17,571,568
5.13%, 01/13/28(a)	30,937	31,346,915
5.25%, 01/16/50(a)	20,864	18,516,800
5.38%, 01/13/31(a)	18,112	18,638,335
5.50%, 10/25/32(a)	15,835	16,389,938
5.63%, 01/13/35(a)	24,645	25,482,930
5.75%, 01/16/54(a)	27,480	25,831,200
		632,425,822
Senegal — 0.3%
Senegal Government International Bond
6.25%, 05/23/33(a)	20,661	14,328,403
6.75%, 03/13/48(a)	18,896	11,290,360
7.75%, 06/10/31(a)	19,561	15,257,580
		40,876,343
Serbia — 0.5%
Serbia International Bond
2.13%, 12/01/30(a)	22,645	18,840,640
6.00%, 06/12/34(a)	28,056	27,705,300
6.50%, 09/26/33(a)	18,774	19,348,954
		65,894,894
South Africa — 2.4%
Republic of South Africa Government International Bond
4.30%, 10/12/28	37,397	35,412,341
4.85%, 09/27/27	18,276	17,938,442
4.85%, 09/30/29	36,605	34,454,456
5.00%, 10/12/46	18,215	12,028,275
5.38%, 07/24/44	19,381	13,938,815
5.65%, 09/27/47	27,228	19,408,663
5.75%, 09/30/49	55,550	39,417,725
5.88%, 06/22/30	26,152	25,315,136
5.88%, 04/20/32	25,835	24,408,779
7.10%, 11/19/36(a)	37,412	35,532,234
7.30%, 04/20/52	29,549	25,101,876
7.95%, 11/19/54(a)	28,155	25,431,004
		308,387,746
Sri Lanka — 0.9%
Sri Lanka Government International Bond
3.10%, 01/15/30(a)(f)	20,734	16,878,756
Security	Par (000)	Value
Sri Lanka (continued)
3.35%, 03/15/33(a)(f)	$39,893	$28,128,472
4.00%, 04/15/28(a)	20,564	19,001,253
8.75%, 03/15/33(a)(b)	686	483,438
9.25%, 06/15/35(a)(f)	27,171	17,443,910
9.75%, 02/15/38(a)(f)	37,761	26,149,354
		108,085,183
Trinidad And Tobago — 0.2%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(a)	18,784	18,478,760
Turkey — 4.6%
Hazine Mustesarligi Varlik Kiralama AS
5.13%, 06/22/26(a)	17,985	17,786,625
6.50%, 04/26/30(a)	19,992	19,792,080
7.25%, 02/24/27(a)	24,872	25,269,952
8.51%, 01/14/29(a)	19,791	20,936,404
Turkey Government International Bond
4.88%, 10/09/26	23,007	22,709,059
5.13%, 02/17/28	15,722	15,120,633
5.25%, 03/13/30	16,133	14,890,759
5.88%, 06/26/31	14,109	13,036,716
5.95%, 01/15/31	18,033	16,855,265
6.00%, 03/25/27	25,979	25,938,473
6.13%, 10/24/28	22,669	22,311,963
6.50%, 09/20/33	12,253	11,357,061
7.63%, 04/26/29	24,006	24,501,244
7.63%, 05/15/34	23,330	23,192,120
8.00%, 02/14/34	11,112	11,500,920
8.60%, 09/24/27	15,534	16,293,302
9.13%, 07/13/30	19,820	21,484,880
9.38%, 03/14/29	18,121	19,517,676
9.88%, 01/15/28	27,780	29,985,176
Turkiye Government International Bond
4.88%, 04/16/43	24,159	16,240,888
5.75%, 05/11/47	27,335	19,653,865
6.00%, 01/14/41	24,252	19,295,619
6.50%, 01/03/35	28,555	26,127,825
6.63%, 02/17/45	23,684	19,178,119
6.75%, 05/30/40	15,934	14,051,876
6.88%, 03/17/36	21,671	20,142,003
7.13%, 02/12/32	20,071	19,589,296
7.13%, 07/17/32	14,207	13,837,618
7.25%, 03/05/38	7,747	7,529,154
9.38%, 01/19/33	22,408	24,550,205
11.88%, 01/15/30	11,906	14,354,231
		587,031,007
Ukraine — 1.0%
Ukraine Government International Bond
1.75%, 02/01/29(a)(f)	21,795	13,218,470
7.75%, 02/01/34(a)(f)	96,500	43,172,609
7.75%, 02/01/35(a)(f)	84,658	41,544,040
7.75%, 02/01/36(a)(f)	70,569	34,288,042
		132,223,161
United Arab Emirates — 2.9%
Abu Dhabi Government International Bond
1.63%, 06/02/28(a)	15,190	14,033,661
1.70%, 03/02/31(a)	11,666	10,138,221
1.88%, 09/15/31(a)	13,695	11,851,927
2.50%, 09/30/29(a)	23,599	22,077,218
2.70%, 09/02/70(a)	11,972	6,485,831
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® J.P. Morgan USD Emerging Markets Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Arab Emirates (continued)
3.00%, 09/15/51(a)	$9,102	$5,958,442
3.13%, 10/11/27(a)	31,476	30,783,528
3.13%, 04/16/30(a)	23,401	22,381,886
3.13%, 09/30/49(a)	30,686	20,720,721
3.88%, 04/16/50(a)	29,208	22,618,675
4.13%, 10/11/47(a)	23,304	19,144,236
4.88%, 04/30/29(a)	13,600	13,950,200
5.00%, 04/30/34(a)	11,400	11,881,194
5.50%, 04/30/54(a)	13,250	13,153,937
Emirate of Dubai Government International Bond
3.90%, 09/09/50(a)	9,780	6,907,125
5.25%, 01/30/43(a)	7,729	7,257,995
Finance Department Government of Sharjah
4.00%, 07/28/50(a)	7,775	4,937,125
6.13%, 03/06/36(a)	7,850	7,824,252
6.50%, 11/23/32(a)	7,800	8,119,313
RAK Capital, 5.00%, 03/12/35(a)	6,800	6,902,000
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(a)	6,292	6,018,864
3.23%, 10/23/29(a)	7,700	7,090,083
4.23%, 03/14/28(a)	9,615	9,373,087
5.43%, 04/17/35(a)	7,500	7,410,975
UAE International Government Bond
2.00%, 10/19/31(a)	7,850	6,843,473
2.88%, 10/19/41(a)	7,647	5,691,586
3.25%, 10/19/61(a)	15,521	10,155,080
4.05%, 07/07/32(a)	13,160	12,898,577
4.86%, 07/02/34(a)	10,450	10,718,356
4.92%, 09/25/33(a)	11,650	12,011,499
4.95%, 07/07/52(a)	9,677	8,830,263
		364,169,330
Uruguay — 2.2%
Oriental Republic of Uruguay, 5.25%, 09/10/60	24,747	22,296,185
Uruguay Government International Bond
4.38%, 10/27/27	23,154	23,200,507
4.38%, 01/23/31	35,313	34,960,380
4.98%, 04/20/55	48,058	42,362,992
5.10%, 06/18/50	74,036	68,001,809
5.44%, 02/14/37	27,842	28,328,872
5.75%, 10/28/34	40,210	42,019,665
7.63%, 03/21/36	19,291	22,811,046
		283,981,456
Security	Par (000)	Value
Zambia — 0.3%
Zambia Government International Bond
0.50%, 12/31/53(a)	$26,389	$14,959,598
7.50%, 06/30/33(a)(f)	26,018	22,481,036
		37,440,634
Total Foreign Government Obligations — 85.2% (Cost: $12,572,845,046)		10,863,700,180
Total Long-Term Investments — 98.0% (Cost: $14,471,725,410)		12,497,602,201
	Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(j)(k)	1,600,000	1,600,000
Total Short-Term Securities — 0.0% (Cost: $1,600,000)		1,600,000
Total Investments — 98.0% (Cost: $14,473,325,410)		12,499,202,201
Other Assets Less Liabilities — 2.0%		258,245,371
Net Assets — 100.0%		$12,757,447,572

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Perpetual security with no stated maturity date.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Zero-coupon bond.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Affiliate of the Fund.
(k)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$114,600,000	$—	$(113,000,000)(a)	$—	$—	$1,600,000	1,600,000	$1,361,196	$—

(a)	Represents net amount purchased (sold).
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® J.P. Morgan USD Emerging Markets Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,633,902,021	$—	$1,633,902,021
Foreign Government Obligations	—	10,863,700,180	—	10,863,700,180
Short-Term Securities
Money Market Funds	1,600,000	—	—	1,600,000
	$1,600,000	$12,497,602,201	$—	$12,499,202,201
See notes to financial statements.
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
April 30, 2025

	iShares J.P. Morgan Broad USD Emerging Markets Bond ETF	iShares J.P. Morgan USD Emerging Markets Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$45,489,626	$12,497,602,201
Investments, at value—affiliated(c)	727,645	1,600,000
Cash	9,400	20,676
Foreign currency, at value(d)	596	168,157
Receivables:
Investments sold	372,450	67,584,775
Securities lending income—affiliated	109	—
Capital shares sold	—	97,931,518
Dividends—affiliated	1,160	97,908
Interest—unaffiliated	558,394	174,421,545
Total assets	47,159,380	12,839,426,780
LIABILITIES
Collateral on securities loaned, at value	237,645	—
Payables:
Investments purchased	317,342	77,833,818
Investment advisory fees	6,822	4,145,390
Total liabilities	561,809	81,979,208
Commitments and contingent liabilities
NET ASSETS	$46,597,571	$12,757,447,572
NET ASSETS CONSIST OF
Paid-in capital	$45,510,388	$17,223,638,462
Accumulated earnings (loss)	1,087,183	(4,466,190,890)
NET ASSETS	$46,597,571	$12,757,447,572
NET ASSET VALUE
Shares outstanding	900,000	142,000,000
Net asset value	$51.78	$89.84
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$44,894,282	$14,471,725,410
(b) Securities loaned, at value	$227,863	$—
(c) Investments, at cost—affiliated	$727,645	$1,600,000
(d) Foreign currency, at cost	$568	$158,744
See notes to financial statements.
Statements of Assets and Liabilities
18

Statements of Operations (unaudited)
Six Months Ended April 30, 2025

	iShares J.P. Morgan Broad USD Emerging Markets Bond ETF	iShares J.P. Morgan USD Emerging Markets Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$10,955	$1,361,196
Interest—unaffiliated	1,563,484	424,892,703
Securities lending income—affiliated—net	3,161	—
Foreign taxes withheld	—	(500)
Total investment income	1,577,600	426,253,399
EXPENSES
Investment advisory	41,783	27,341,002
Interest expense	—	4,823
Total expenses	41,783	27,345,825
Net investment income	1,535,817	398,907,574
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	249,491	(130,436,098)
Foreign currency transactions	—	(81)
In-kind redemptions—unaffiliated(a)	—	(250,535,917)
	249,491	(380,972,096)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(983,933)	163,115,374
Foreign currency translations	26	6,860
	(983,907)	163,122,234
Net realized and unrealized loss	(734,416)	(217,849,862)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$801,401	$181,057,712
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares J.P. Morgan Broad USD Emerging Markets Bond ETF		iShares J.P. Morgan USD Emerging Markets Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,535,817	$2,684,946	$398,907,574	$768,966,328
Net realized gain (loss)	249,491	211,247	(380,972,096)	(383,330,841)
Net change in unrealized appreciation (depreciation)	(983,907)	3,501,511	163,122,234	2,035,207,800
Net increase in net assets resulting from operations	801,401	6,397,704	181,057,712	2,420,843,287
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,570,289)(b)	(2,613,628)	(431,997,289)(b)	(738,785,626)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	—	5,316,441	(1,876,191,687)	1,057,163,442
NET ASSETS
Total increase (decrease) in net assets	(768,888)	9,100,517	(2,127,131,264)	2,739,221,103
Beginning of period	47,366,459	38,265,942	14,884,578,836	12,145,357,733
End of period	$46,597,571	$47,366,459	$12,757,447,572	$14,884,578,836

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
20

Financial Highlights
(For a share outstanding throughout each period)

	iShares J.P. Morgan Broad USD Emerging Markets Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Period From 02/22/23(a) to 10/31/23
Net asset value, beginning of period	$52.63	$47.83	$50.00
Net investment income(b)	1.71	3.29	2.22
Net realized and unrealized gain (loss)(c)	(0.82)	4.71	(2.41)
Net increase (decrease) from investment operations	0.89	8.00	(0.19)
Distributions(d)
From net investment income	(1.70)(e)	(3.20)	(1.98)
From net realized gain	(0.04)	—	—
Total distributions	(1.74)	(3.20)	(1.98)
Net asset value, end of period	$51.78	$52.63	$47.83
Total Return(f)
Based on net asset value	1.71%(g)	17.10%	(0.48)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.18%(i)	0.19%	0.20%(i)
Total expenses after fees waived	0.18%(i)	0.18%	0.18%(i)
Net investment income	6.62%(i)	6.36%	6.48%(i)
Supplemental Data
Net assets, end of period (000)	$46,598	$47,366	$38,266
Portfolio turnover rate(j)	9%	11%	10%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares J.P. Morgan USD Emerging Markets Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of period	$91.15	$80.97	$79.20	$109.65	$109.82	$113.14
Net investment income(a)	2.57	4.59	4.20	4.17	4.32	4.63
Net realized and unrealized gain (loss)(b)	(1.16)	10.02	1.79	(30.34)	(0.14)	(3.39)
Net increase (decrease) from investment operations	1.41	14.61	5.99	(26.17)	4.18	1.24
Distributions from net investment income(c)	(2.72)(d)	(4.43)	(4.22)	(4.28)	(4.35)	(4.56)
Net asset value, end of period	$89.84	$91.15	$80.97	$79.20	$109.65	$109.82
Total Return(e)
Based on net asset value	1.56%(f)	18.36%	7.46%(g)	(24.42)%	3.80%	1.20%
Ratios to Average Net Assets(h)
Total expenses	0.39%(i)	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income	5.73%(i)	5.17%	4.95%	4.44%	3.86%	4.22%
Supplemental Data
Net assets, end of period (000)	$12,757,448	$14,884,579	$12,145,358	$13,669,169	$19,637,828	$17,208,257
Portfolio turnover rate(j)	6%	12%	13%	8%	7%	10%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
22

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
J.P. Morgan Broad USD Emerging Markets Bond	Non-diversified
J.P. Morgan USD Emerging Markets Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies
Notes to Financial Statements
24

Notes to Financial Statements (unaudited) (continued)
or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
J.P. Morgan Broad USD Emerging Markets Bond
Barclays Bank PLC	$76,377	$(76,377)	$—	$—
J.P. Morgan Securities LLC	151,486	(151,486)	—	—
	$227,863	$(227,863)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. ("BlackRock"). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the iShares J.P. Morgan Broad USD Emerging Markets Bond ETF, BFA is entitled to an annual investment advisory fee of 0.18%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
25
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
For its investment advisory services to the iShares J.P. Morgan USD Emerging Markets Bond ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Aggregate Average Daily Net Assets	Investment Advisory Fees
First $19 billion	0.4000%
Over $19 billion, up to and including $33 billion	0.380000
Over $33 billion, up to and including $47 billion	0.361000
Over $47 billion	0.342950
Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Funds.
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
J.P. Morgan Broad USD Emerging Markets Bond	$779
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
Notes to Financial Statements
26

Notes to Financial Statements (unaudited) (continued)
6. PURCHASES AND SALES
For the six months ended April 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
J.P. Morgan Broad USD Emerging Markets Bond	$3,942,216	$4,296,095
J.P. Morgan USD Emerging Markets Bond	969,262,205	855,500,702
For the six months ended April 30, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
J.P. Morgan USD Emerging Markets Bond	$3,206,469,547	$5,216,435,655
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of October 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
J.P. Morgan USD Emerging Markets Bond	$(2,151,922,408)
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
J.P. Morgan Broad USD Emerging Markets Bond	$45,624,453	$1,490,662	$(897,844)	$592,818
J.P. Morgan USD Emerging Markets Bond	14,490,345,665	56,005,000	(2,047,148,464)	(1,991,143,464)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk:  Investments in the securities of issuers domiciled in countries with emerging capital markets involve certain additional risks that do not generally apply to investments in securities of issuers in more developed capital markets, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) lack of reliable settlement procedures and significant delays in registering the transfer of securities; (iii) uncertain national policies and social, political and economic instability, increasing the potential for expropriation of assets, confiscatory taxation, high rates of inflation or unfavorable diplomatic developments; (iv) lack of publicly available or reliable information about issuers as a result of not being subject to the same degree of regulatory requirements and accounting, auditing and financial reporting standards; and (v) possible fluctuations in exchange rates, differing legal systems and the existence or possible imposition of exchange controls, custodial restrictions or other foreign or U.S. governmental laws or restrictions applicable to such investments.
27
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/25		Year Ended 10/31/24
iShares ETF	Shares	Amount	Shares	Amount
J.P. Morgan Broad USD Emerging Markets Bond
Shares sold	—	$—	100,000	$5,316,441
J.P. Morgan USD Emerging Markets Bond
Shares sold	38,500,000	$3,481,846,156	82,900,000	$7,239,428,637
Shares redeemed	(59,800,000)	(5,358,037,843)	(69,600,000)	(6,182,265,195)
	(21,300,000)	$(1,876,191,687)	13,300,000	$1,057,163,442
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
Notes to Financial Statements
28

Notes to Financial Statements (unaudited) (continued)
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
29
2025 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
30

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
CMT	Constant Maturity Treasury
JSC	Joint Stock Company
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate
31
2025 iShares Semi-Annual Financial Statements and Additional Information

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Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by JPMorgan Chase & Co., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

April 30, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares CMBS ETF | CMBS | NYSE Arca
• iShares GNMA Bond ETF | GNMA | NASDAQ
• iShares Treasury Floating Rate Bond ETF | TFLO | NYSE Arca

2

Schedule of Investments (unaudited)
April 30, 2025
iShares® CMBS ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 69.4%
Bank
1.72%, 06/15/64	$850	$734,099
2.03%, 06/15/64	800	685,280
2.04%, 02/15/54	1,500	1,292,056
3.20%, 09/15/64(a)	229	188,445
3.35%, 01/15/63(a)	500	426,278
3.46%, 04/15/52	635	606,086
3.50%, 03/15/64(a)	500	428,971
3.74%, 02/15/52	600	581,015
3.79%, 04/15/65(a)	500	467,111
3.95%, 08/15/61	1,000	977,587
4.26%, 05/15/61(a)	1,010	999,940
4.78%, 10/15/57	500	487,516
5.20%, 02/15/56	500	506,528
5.62%, 03/15/58(a)	600	623,930
5.74%, 11/15/55(a)	1,000	1,054,057
Series 2017, Class A5, 3.44%, 09/15/60	220	214,204
Series 2017-BNK4, Class AS, 3.78%, 05/15/50	500	486,007
Series 2017-BNK4, Class C, 4.37%, 05/15/50(a)	485	421,241
Series 2017-BNK5, Class A4, 3.13%, 06/15/60	598	579,995
Series 2017-BNK7, Class B, 3.95%, 09/15/60	550	514,116
Series 2017-BNK8, Class A3, 3.23%, 11/15/50	683	662,197
Series 2018-BN14, Class A3, 3.97%, 09/15/60	705	688,167
Series 2018-BN14, Class A4, 4.23%, 09/15/60(a)	1,000	987,835
Series 2018-BN14, Class AS, 4.48%, 09/15/60(a)	500	481,918
Series 2018-BN15, Class A3, 4.14%, 11/15/61	490	484,988
Series 2019-BN16, Class AS, 4.27%, 02/15/52	262	253,707
Series 2019-BN19, Class A3, 3.18%, 08/15/61	1,797	1,675,891
Series 2019-BN20, Class A2, 2.76%, 09/15/62	1,008	933,219
Series 2019-BN20, Class B, 3.40%, 09/15/62(a)	1,000	828,780
Series 2019-BN21, Class A4, 2.60%, 10/17/52	929	860,399
Series 2019-BN21, Class A5, 2.85%, 10/17/52	500	462,583
Series 2020-BN25, Class A3, 2.39%, 01/15/63	290	280,201
Series 2020-BN26, Class B, 2.91%, 03/15/63(a)	250	216,573
Series 2020-BN28, Class A4, 1.84%, 03/15/63	500	432,614
Series 2020-BN29, Class C, 3.03%, 11/15/53(a)	520	432,536
Series 2020-BN30, Class ABS, 1.67%, 12/15/53	240	223,600
Series 2021-BN32, Class AS, 2.64%, 04/15/54(a)	1,075	958,855
Series 2021-BN34, Class A5, 2.44%, 06/15/63	1,744	1,499,875
Series 2021-BN34, Class AS, 2.57%, 06/15/63	500	412,121
Series 2022-BNK40, Class AS, 3.39%, 03/15/64(a)	1,000	879,475
Series 21-BN36, Class A5, 2.47%, 09/15/64	750	653,072
Bank of America Merrill Lynch Commercial Mortgage Trust
Series 2016-UB10, Class B, 3.79%, 07/15/49	250	242,119
Series 2017-BNK3, Class A4, 3.57%, 02/15/50	1,000	981,682
Bank5
5.30%, 10/15/57	1,000	1,025,614
5.70%, 02/15/29	944	976,660
5.77%, 06/15/57	1,910	1,984,244
5.78%, 04/15/56	175	179,736
5.79%, 06/15/57	1,000	1,035,067
6.18%, 08/15/57(a)	1,500	1,564,218
6.26%, 04/15/56(a)	2,500	2,605,863
6.26%, 09/15/56	550	573,330
6.42%, 08/15/57(a)	160	159,215
6.66%, 07/15/56(a)	1,500	1,587,787
Bank5 Trust
6.79%, 05/15/57(a)	1,120	1,183,853
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.97%, 05/15/57(a)	$860	$903,092
6.97%, 05/15/57(a)	360	370,014
Barclays Commercial Mortgage Trust
Series 2019-C5, 2.81%, 11/15/52	1,000	931,749
Series 2019-C5, Class A4, 3.06%, 11/15/52	1,000	940,653
BBCMS Mortgage Trust
2.39%, 02/15/53	2,000	1,801,131
2.69%, 11/15/54	870	766,305
2.95%, 02/15/55(a)	1,500	1,322,783
4.44%, 09/15/55	300	291,849
4.74%, 09/15/57	3,500	3,494,403
5.21%, 09/15/57	1,000	1,020,342
5.40%, 09/15/57	1,000	1,025,618
5.44%, 12/15/55(a)	2,000	2,069,501
5.45%, 09/15/55(a)	847	797,817
5.58%, 07/15/56	1,000	1,042,921
5.63%, 09/15/57	300	305,288
5.72%, 02/15/57	500	493,466
5.72%, 02/15/62	500	524,221
5.83%, 05/15/57	2,000	2,118,675
5.83%, 11/15/57(a)	500	504,888
5.84%, 09/15/57(a)	129	131,379
5.84%, 03/15/58	500	523,465
5.87%, 02/15/57	1,000	1,036,500
5.89%, 09/15/57	1,250	1,300,916
5.95%, 03/15/57	560	584,772
5.97%, 07/15/56(a)	1,000	1,027,851
6.00%, 09/15/56(a)	500	532,439
6.13%, 11/15/57	900	938,300
6.15%, 12/15/55(a)	400	414,898
6.30%, 09/15/56(a)	500	527,474
6.33%, 04/15/56(a)	250	255,719
6.41%, 07/15/57(a)	1,000	1,047,820
6.68%, 12/15/56(a)	1,000	1,064,194
7.45%, 12/15/56(a)	1,000	1,084,357
Series 2018-C2, Class A5, 4.31%, 12/15/51	500	496,796
Series 2018-C2, Class C, 4.96%, 12/15/51(a)	250	230,026
Series 2020-C6, Class A4, 2.64%, 02/15/53	1,500	1,360,607
Series 2020-C7, Class A5, 2.04%, 04/15/53	1,000	878,985
Series 2020-C8, Class A5, 2.04%, 10/15/53	1,000	872,179
Series 2021-C11, Class A5, 2.32%, 09/15/54	1,500	1,284,890
Series 2021-C12, Class A4, 2.42%, 11/15/54	1,000	891,463
Series 2022-C14, Class AS, 3.35%, 02/15/55(a)	250	215,499
Series 2022-C17, Class A4, 4.17%, 09/15/55	1,000	960,205
BBCMS Trust
Series 2021-C10, Class AS, 2.68%, 07/15/54	500	427,498
Series 2021-C10, Class B, 2.49%, 07/15/54	1,000	826,300
Series 2021-C10, Class C, 2.84%, 07/15/54	500	403,247
Benchmark Mortgage Trust
2.58%, 03/15/54	1,000	872,351
3.18%, 02/15/53(a)	443	380,571
3.20%, 01/15/55(a)	500	396,517
3.46%, 03/15/55	1,000	907,917
3.73%, 03/15/55(a)	300	258,282
3.94%, 07/15/51	1,825	1,785,320
3.97%, 04/10/51	232	230,444
5.28%, 09/15/57	1,000	1,022,107
5.33%, 02/15/58	1,000	1,015,529
5.60%, 08/15/57	1,300	1,333,040
5.66%, 04/15/57	1,000	1,039,354
5.81%, 01/10/57	545	565,811
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® CMBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
7.10%, 07/15/56(a)	$1,000	$1,057,846
Series 2018-B1, Class AM, 3.88%, 01/15/51(a)	1,000	969,064
Series 2018-B3, Class A4, 3.76%, 04/10/51	668	654,986
Series 2018-B4, Class ASB, 4.06%, 07/15/51(a)	303	301,118
Series 2018-B5, Class B, 4.57%, 07/15/51	500	475,779
Series 2018-B7, Class B, 4.84%, 05/15/53(a)	758	716,874
Series 2018-B8, Class A4, 3.96%, 01/15/52	1,000	979,607
Series 2019-B10, Class A3, 3.46%, 03/15/62	792	759,193
Series 2019-B10, Class AM, 3.98%, 03/15/62	600	572,459
Series 2019-B11, Class AS, 3.78%, 05/15/52	500	444,638
Series 2019-B13, Class C, 3.84%, 08/15/57(a)	500	412,532
Series 2019-B9, Class A4, 3.75%, 03/15/52	989	959,850
Series 2020-B16, Class A5, 2.73%, 02/15/53	990	902,764
Series 2020-B17, Class C, 3.37%, 03/15/53(a)	250	188,657
Series 2020-B20, Class B, 2.53%, 10/15/53	500	386,933
Series 2020-B21, Class A5, 2.25%, 12/17/53	500	416,890
Series 2020-IG1, Class A3, 2.69%, 09/15/43	750	647,673
Series 2021-B23, Class AS, 2.27%, 02/15/54	500	409,858
Series 2021-B24, Class A4, 2.26%, 03/15/54	1,000	881,088
Series 2021-B25, Class A5, 2.58%, 04/15/54	1,000	874,864
Series 2021-B26, Class AM, 2.83%, 06/15/54	500	421,959
Series 2021-B27, Class A2, 2.02%, 07/15/54	792	769,172
Series 2021-B27, Class A5, 2.39%, 07/15/54	1,000	859,898
Series 2021-B27, Class AS, 2.51%, 07/15/54	500	412,573
Series 2021-B29, Class A5, 2.39%, 09/15/54	830	721,180
Series 2022-B34, Class A5, 3.79%, 04/15/55(a)	1,500	1,375,907
Series 2023-B38, Class A2, 5.63%, 04/15/56	2,000	2,046,704
Serise 2020-B17, Class A2, 2.21%, 03/15/53	548	534,096
BMO Mortgage Trust
5.31%, 09/15/54	1,000	1,016,974
5.32%, 09/15/57	1,000	1,022,242
5.59%, 05/15/58	300	310,245
5.74%, 02/15/57	2,000	2,067,486
5.76%, 07/15/57	2,000	2,096,007
5.78%, 04/15/58(a)	700	729,648
5.86%, 02/15/57	870	907,158
5.88%, 09/15/57(a)	250	243,260
5.96%, 09/15/56(a)	1,000	1,060,377
6.14%, 03/15/57(a)	230	231,553
6.23%, 03/15/57(a)	120	114,345
6.26%, 04/15/58(a)	500	500,010
6.29%, 02/15/57(a)	1,000	1,040,459
6.36%, 02/15/57(a)	252	264,159
7.05%, 11/15/56(a)	1,000	1,076,092
CD Mortgage Trust
3.91%, 11/13/50(a)	500	468,382
Series 2017-CD3, Class A4, 3.63%, 02/10/50	1,730	1,656,128
Series 2017-CD5, Class A4, 3.43%, 08/15/50	750	729,432
Series 2019-CD8, Class A4, 2.91%, 08/15/57	1,000	919,562
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class B, 4.20%, 06/15/50(a)	750	715,831
Citigroup Commercial Mortgage Trust
2.94%, 05/10/49	1,893	1,861,933
Series 2015-GC35, Class AAB, 3.61%, 11/10/48	28	27,878
Series 2017-C4, Class A3, 3.21%, 10/12/50	832	808,135
Series 2017-P8, Class A3, 3.20%, 09/15/50	1,885	1,827,128
Series 2018-B2, Class A4, 4.01%, 03/10/51	600	589,014
Series 2018-C5, Class A4, 4.23%, 06/10/51(a)	1,000	987,245
Series 2018-C6, Class A4, 4.41%, 11/10/51	1,199	1,168,868
Series 2019-C7, Class A4, 3.10%, 12/15/72	1,500	1,393,373
Series 2019-GC41, Class AS, 3.02%, 08/10/56	750	677,132
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2019-GC43, Class A4, 3.04%, 11/10/52	$750	$692,256
Series 2020-GC46, Class A5, 2.72%, 02/15/53	1,000	902,091
Series 2020-GC46, Class AS, 2.92%, 02/15/53(a)	500	437,617
Series 2020-GC46, Class B, 3.15%, 02/15/53(a)	234	201,786
Commission Mortgage Trust
Series 2015-CR25, Class B, 4.66%, 08/10/48(a)	300	298,658
Series 2016-DC2, Class A4, 3.50%, 02/10/49	200	198,567
Series 2016-DC2, Class C, 4.81%, 02/10/49(a)	250	246,039
Series 2017-COR2, Class C, 4.74%, 09/10/50(a)	750	705,103
Series 2019-GC44, Class A5, 2.95%, 08/15/57	1,000	918,003
CSAIL Commercial Mortgage Trust
2.49%, 03/15/54	1,308	1,175,432
2.72%, 12/15/52	500	464,025
3.92%, 01/15/49(a)	300	288,085
4.05%, 03/15/52	1,550	1,512,459
Series 2015-C4, Class D, 3.55%, 11/15/48(a)	250	243,166
Series 2016-C5, Class C, 4.63%, 11/15/48(a)	750	733,350
Series 2016-C6, Class C, 4.92%, 01/15/49(a)	350	332,214
Series 2016-C7, Class A5, 3.50%, 11/15/49	115	112,582
Series 2016-C7, Class AS, 3.96%, 11/15/49(a)	1,000	969,219
Series 2017-CX9, Class A5, 3.45%, 09/15/50	1,000	964,625
Series 2018-CX11, Class A5, 4.03%, 04/15/51(a)	1,000	984,578
Series 2019-C15, Class A3, 3.78%, 03/15/52	1,395	1,354,049
Series 2019-C15, Class B, 4.48%, 03/15/52	1,000	937,586
Series 2019-C18, Class A4, 2.97%, 12/15/52	250	231,055
Series 2019-C18, Class ASB, 2.87%, 12/15/52	459	445,290
Series 2020-C19, Class A3, 2.56%, 03/15/53	1,500	1,343,798
DBGS Mortgage Trust, Series 2018-C1, Class A4, 4.47%, 10/15/51	1,400	1,377,810
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.52%, 11/25/30	1,250	1,084,352
1.55%, 01/25/27	1,100	1,056,643
2.05%, 11/25/28(a)	1,000	935,458
2.24%, 10/25/31(a)	1,000	883,690
2.35%, 11/25/31(a)	1,110	984,559
2.35%, 03/25/32	2,000	1,762,546
3.53%, 08/25/32	1,000	945,153
3.53%, 09/25/32	2,000	1,877,135
3.60%, 02/25/28	2,750	2,712,307
3.78%, 01/25/32	982	964,540
3.78%, 11/25/32(a)	2,000	1,916,574
3.80%, 10/25/32(a)	1,000	959,656
3.82%, 12/25/32(a)	2,000	1,919,644
3.90%, 04/25/28	2,000	1,988,566
3.92%, 09/25/28(a)	2,000	1,986,767
4.05%, 07/25/33	1,500	1,455,340
4.20%, 05/25/33	1,500	1,472,274
4.22%, 04/25/30	2,000	1,996,160
4.25%, 04/25/33	1,000	985,354
4.25%, 04/25/33	1,500	1,471,201
4.28%, 07/25/30	2,000	2,008,027
4.41%, 03/25/30	1,000	1,009,950
4.43%, 02/25/33(a)	1,000	998,002
4.50%, 08/25/33(a)	500	499,634
4.57%, 12/25/28	1,000	1,014,649
4.65%, 08/25/28(a)	1,000	1,016,120
4.74%, 08/25/28(a)	1,000	1,018,912
4.82%, 06/25/28	1,000	1,020,197
4.90%, 10/25/33(a)	1,000	1,025,386
4.94%, 11/25/30(a)	1,000	1,032,702
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® CMBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 03/25/34(a)	$2,000	$2,062,296
5.36%, 01/25/29(a)	500	519,700
5.40%, 01/25/29	1,000	1,039,529
Federal National Mortgage Association
1.76%, 11/25/31(a)	897	825,931
2.00%, 12/25/31(a)	1,000	860,861
2.35%, 02/25/31	932	860,536
2.68%, 06/25/32(a)	2,000	1,781,632
3.89%, 09/25/32(a)	1,100	1,055,220
Series 2016-M10, Class AV2, 3.00%, 11/25/45	500	412,417
Series 2017-M1, Class A2, 2.50%, 10/25/26(a)	693	675,533
Series 2017-M14, Class A2, 2.90%, 11/25/27(a)	1,337	1,297,630
Series 2018-M14, Class A2, 3.70%, 08/25/28(a)	402	395,972
Series 2019-M12, Class A2, 2.89%, 06/25/29(a)	1,136	1,086,773
Series 2019-M25, Class A2, 2.33%, 11/25/29(a)	1,626	1,513,695
Series 2020-M1, Class A1, 2.15%, 10/25/29	887	859,903
Series 2020-M1, Class A2, 2.44%, 10/25/29	2,530	2,359,428
Series 2020-M14, Class A2, 1.78%, 05/25/30	964	865,051
Series 2020-M5, Class A3, 2.19%, 01/25/30	1,000	914,505
Series 2020-M8, Class A2, 1.82%, 02/25/30	94	84,924
Series 2021-M19, Class A2, 1.80%, 10/25/31(a)	2,000	1,712,894
Series 2021-M4, Class A2, 1.51%, 02/25/31(a)	2,500	2,149,945
Series 2022-M3, Class A2, 1.76%, 11/25/31(a)	2,000	1,694,885
Series 2022-M4, Class A2, 2.29%, 05/25/30(a)	1,800	1,651,922
Series2019-M6, Class A2, 3.45%, 01/01/29	271	266,690
Federal National Mortgage Association-ACES
1.75%, 11/25/32(a)	2,000	1,658,878
1.81%, 10/25/31(a)	1,000	862,609
2.00%, 01/25/32(a)	905	779,978
2.40%, 11/25/31	1,000	889,670
3.00%, 07/25/27(a)	2,000	1,955,568
4.19%, 07/25/28(a)	955	957,814
4.70%, 01/25/35(a)	1,000	1,001,851
Series 2017, Class A2, 3.07%, 09/25/27(a)	831	812,798
Series 2020-M20, Class A2, 1.44%, 10/25/29	250	222,964
FIVE Mortgage Trust, 5.67%, 02/10/56(a)	300	307,805
Freddie Mac Multifamily Structured Pass Through Certificates
1.71%, 07/25/28	1,436	1,342,097
2.53%, 10/25/26	1,000	977,285
4.40%, 10/25/30	1,000	1,008,055
4.49%, 09/25/34	3,000	2,978,357
4.67%, 12/25/33	2,000	2,030,839
4.68%, 10/25/31(a)	500	509,180
FREMF Mortgage Trust, 4.25%, 11/25/29(a)	2,000	2,006,867
GS Mortgage Securities Trust
2.79%, 05/10/49	1,657	1,630,069
2.79%, 11/10/52	250	232,170
3.89%, 07/10/51	675	656,780
4.46%, 11/10/50(a)	400	353,901
Series 2016-GS4, Class A4, 3.44%, 11/10/49(a)	39	38,192
Series 2017-GS7, Class A3, 3.17%, 08/10/50	1,000	966,827
Series 2017-GS7, Class B, 3.88%, 08/10/50	500	466,351
Series 2019-GC38, Class A4, 3.97%, 02/10/52	750	729,112
Series 2019-GC40, Class A4, 3.16%, 07/10/52	1,131	1,068,722
Series 2019-GSA1, Class C, 3.93%, 11/10/52(a)	500	446,151
Series 2020-GC45, Class A4, 2.66%, 02/13/53	775	711,224
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2016-JP3, Class AS, 3.14%, 08/15/49	1,000	946,344
Series 2016-JP3, Class B, 3.40%, 08/15/49(a)	108	99,114
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2016-JP4, Class A4, 3.65%, 12/15/49(a)	$1,090	$1,060,889
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class AS, 4.23%, 07/15/48(a)	635	627,772
Series 2016-C1, Class B, 4.70%, 03/17/49(a)	450	437,895
Series 2016-C1, Class C, 4.70%, 03/17/49(a)	400	388,508
JPMCC Commercial Mortgage Securities Trust
3.12%, 06/13/52	500	477,503
Series 2017-JP5, Class AS, 3.88%, 03/15/50(a)	1,300	1,270,642
Series 2017-JP6, Class A5, 3.49%, 07/15/50	300	289,139
Series 2017-JP6, Class AS, 3.74%, 07/15/50	400	378,435
Series 2019-COR5, Class A2, 3.15%, 06/13/52	187	184,443
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2, Class B, 3.99%, 06/15/49(a)	750	652,113
Series 2017-C5, Class A5, 3.69%, 03/15/50	1,100	1,069,634
Series 2018-C8, Class A3, 3.94%, 06/15/51	452	443,839
Series 2019-COR6, Class A4, 3.06%, 11/13/52	955	847,794
Series 2020-COR7, Class A5, 2.18%, 05/13/53	539	444,857
Morgan Stanley Bank of America Merrill Lynch Trust
2.60%, 09/15/49	623	609,684
5.64%, 03/15/58	400	415,164
Series 2015-C22, Class C, 4.20%, 04/15/48(a)	250	221,289
Series 2015-C23, Class A3, 3.45%, 07/15/50	298	296,630
Series 2015-C25, Class ASB, 3.38%, 10/15/48	20	20,320
Series 2016-C28, Class A4, 3.54%, 01/15/49	1,000	986,894
Series 2016-C30, Class A5, 2.86%, 09/15/49	500	485,602
Series 2016-C32, Class A4, 3.72%, 12/15/49	1,400	1,374,256
Series 2016-C32, Class ASB, 3.51%, 12/15/49	106	104,952
Morgan Stanley Capital I Trust
2.45%, 02/15/53	1,000	912,379
4.85%, 07/15/51(a)	400	371,333
Series 2016-UB11, Class A4, 2.78%, 08/15/49	1,275	1,235,946
Series 2016-UB12, Class A3, 3.34%, 12/15/49	926	898,446
Series 2017-H1, Class A5, 3.53%, 06/15/50	1,000	976,892
Series 2018-H3, Class A4, 3.91%, 07/15/51	490	480,244
Series 2019-H7, Class A4, 3.26%, 07/15/52	1,000	945,546
Series 2020-HR8, Class A4, 2.04%, 07/15/53	1,120	984,838
Series 2020-L4, Class A3, 2.70%, 02/15/53	500	459,950
Series 2021-L5, Class ASB, 2.43%, 05/15/54	145	135,336
Series 2021-L6, Class A2, 2.13%, 06/15/54(a)	1,425	1,338,094
Series 2021-L7, Class A5, 2.57%, 10/15/54	1,000	869,533
MSWF Commercial Mortgage Trust, 5.75%, 05/15/56	730	765,152
UBS Commercial Mortgage Trust
Series 2017-C1, Class A4, 3.54%, 11/15/50(a)	1,580	1,533,932
Series 2017-C2, Class A4, 3.49%, 08/15/50	1,080	1,045,911
Series 2017-C6, Class AS, 3.93%, 12/15/50(a)	500	479,699
Series 2017-C7, Class A4, 3.68%, 12/15/50	1,000	979,832
Series 2018-C08, Class A4, 3.98%, 02/15/51	1,325	1,298,259
Series 2018-C15, Class B, 4.92%, 12/15/51(a)	750	717,945
Series 2019-C16, Class AS, 3.89%, 04/15/52	1,592	1,484,432
Series 2019-C17, Class A4, 2.92%, 10/15/52	1,000	930,823
Wells Fargo Commercial Mortgage Trust
1.85%, 07/15/53	500	468,293
2.34%, 04/15/54	1,000	886,880
2.65%, 08/15/49	1,000	969,563
3.31%, 11/15/54	500	406,646
4.00%, 04/15/55(a)	1,000	945,277
4.15%, 03/15/51(a)	1,000	972,527
4.15%, 08/15/51	623	610,331
4.55%, 03/15/52	500	476,081
6.10%, 01/15/58	1,000	1,055,570
Series 2016-LC25, Class B, 4.33%, 12/15/59(a)	198	193,958
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® CMBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2016-NXS6, Class B, 3.81%, 11/15/49	$500	$475,328
Series 2017-C38, Class A4, 3.19%, 07/15/50	585	568,314
Series 2017-C38, Class A5, 3.45%, 07/15/50	1,000	975,074
Series 2017-C42, Class B, 4.00%, 12/15/50(a)	500	452,601
Series 2018-C44, Class A4, 3.95%, 05/15/51	1,250	1,222,787
Series 2018-C45, Class AS, 4.41%, 06/15/51(a)	350	335,936
Series 2018-C46, Class AS, 4.38%, 08/15/51	500	488,982
Series 2019-C49, Class A5, 4.02%, 03/15/52	750	733,967
Series 2019-C49, Class C, 4.87%, 03/15/52(a)	665	611,388
Series 2019-C50, Class A5, 3.73%, 05/15/52	750	720,626
Series 2019-C51, Class AS, 3.58%, 06/15/52	492	450,675
Series 2020-C56, Class ASB, 2.42%, 06/15/53	486	462,162
Series 2020-C56, Class B, 3.63%, 06/15/53(a)	345	303,319
Series 2020-C56, Class C, 3.63%, 06/15/53(a)	800	674,415
Series 2021-C59, Class A5, 2.63%, 04/15/54	1,000	875,490
Series 2021-C59, Class ASB, 2.30%, 04/15/54	459	433,438
		299,565,201
Total Collateralized Mortgage Obligations — 69.4% (Cost: $310,304,178)		299,565,201
U.S. Government Agency Obligations
Mortgage-Backed Securities — 30.2%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.31%, 05/25/30	1,000	872,505
2.03%, 09/25/28	1,150	1,078,026
2.25%, 01/25/32	165	144,922
2.45%, 04/25/32	1,000	885,544
2.58%, 05/25/32	1,250	1,114,422
3.50%, 07/25/32(a)	1,750	1,651,996
Class A1, 2.55%, 05/25/31	988	933,822
Class A2, 2.25%, 02/25/32	1,500	1,317,734
Class A2, 2.92%, 06/25/32	650	591,902
Series 158, Class A2, 3.90%, 12/25/30(a)	905	889,812
Series K058, Class A2, 2.65%, 08/25/26	1,527	1,496,066
Series K062, Class A2, 3.41%, 12/25/26	1,000	987,830
Series K066, Class A2, 3.12%, 06/25/27	1,000	981,609
Series K068, Class A2, 3.24%, 08/25/27	3,000	2,947,717
Series K070, Class A2, 3.30%, 11/25/27(a)	3,541	3,479,542
Series K073, Class A2, 3.35%, 01/25/28	1,000	982,802
Series K076, Class A1, 3.73%, 12/25/27	572	567,772
Series K077, Class A2, 3.85%, 05/25/28(a)	1,000	994,604
Series K079, Class A2, 3.93%, 06/25/28	1,100	1,096,079
Series K081, Class A2, 3.90%, 08/25/28(a)	1,500	1,492,962
Series K082, Class A2, 3.92%, 09/25/28(a)	1,310	1,304,506
Series K083, Class A2, 4.05%, 09/25/28(a)	1,125	1,124,627
Series K085, Class A2, 4.06%, 10/25/28(a)	1,000	998,630
Series K086, Class A2, 3.86%, 11/25/28, (1-day SOFR + 2.127%)(a)	1,725	1,712,985
Series K088, Class A1, 3.48%, 09/25/28	219	217,105
Series K088, Class A2, 3.69%, 01/25/29	1,010	996,856
Series K089, Class A2, 3.56%, 01/25/29	2,675	2,628,289
Series K091, Class A2, 3.51%, 03/25/29	3,517	3,446,633
Series K092, Class A2, 3.30%, 04/25/29	1,010	981,547
Series K094, Class A2, 2.90%, 06/25/29	420	401,355
Series K095, Class A2, 2.79%, 06/25/29	675	642,373
Series K097, Class A1, 2.16%, 05/25/29	744	717,298
Series K098, Class A2, 2.43%, 08/25/29	3,500	3,274,948
Series K100, Class A2, 2.67%, 09/25/29	1,000	943,140
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series K101, Class A2, 2.52%, 10/25/29	$250	$234,107
Series K102, Class A1, 2.18%, 05/25/29	794	763,931
Series K103, Class A2, 2.65%, 11/25/29	1,220	1,147,384
Series K105, Class A2, 1.87%, 01/25/30	1,485	1,343,815
Series K106, Class A1, 1.78%, 10/25/29	814	771,127
Series K106, Class A2, 2.07%, 01/25/30	1,250	1,140,709
Series K107, Class A2, 1.64%, 01/25/30	1,250	1,120,812
Series K108, Class A2, 1.52%, 03/25/30	2,153	1,913,215
Series K109, Class A2, 1.56%, 04/25/30	1,000	886,638
Series K110, Class A1, 1.02%, 09/25/29	598	556,350
Series K110, Class A2, 1.48%, 04/25/30	1,640	1,450,415
Series K111, Class A2, 1.35%, 05/25/30	2,500	2,188,732
Series K114, Class A2, 1.37%, 06/25/30	1,000	871,884
Series K115, Class A2, 1.38%, 06/25/30	1,250	1,091,115
Series K116, Class A2, 1.38%, 07/25/30	2,025	1,763,712
Series K117, Class A2, 1.41%, 08/25/30	2,183	1,899,084
Series K118, Class A2, 1.49%, 09/25/30	1,500	1,308,437
Series K119, Class A2, 1.57%, 09/25/30	2,000	1,749,395
Series K120, Class A2, 1.50%, 10/25/30	2,200	1,911,413
Series K123, Class A2, 1.62%, 12/25/30	600	523,222
Series K124, Class A2, 1.66%, 12/25/30	1,300	1,133,847
Series K125, Class A2, 1.85%, 01/25/31	1,000	880,042
Series K126, Class A2, 2.07%, 01/25/31	1,116	995,558
Series K127, Class A2, 2.11%, 01/25/31	1,740	1,552,982
Series K128, Class A2, 2.02%, 03/25/31	1,000	887,934
Series K130, Class A2, 1.72%, 06/25/31	1,450	1,254,913
Series K131, Class A2, 1.85%, 07/25/31	1,000	870,656
Series K132, Class A2, 2.02%, 08/25/31	1,000	874,092
Series K133, Class A2, 2.10%, 09/25/31	1,000	876,758
Series K135, Class A1, 1.61%, 10/25/30	1,136	1,042,800
Series K135, CLASS A2, 2.15%, 10/25/31(a)	2,800	2,461,892
Series K136, Class A2, 2.13%, 11/25/31	2,900	2,540,086
Series K139, Class A2, 2.59%, 01/25/32(a)	750	673,797
Series K142, Class A2, 2.40%, 03/25/32	1,000	884,860
Series K1510, Class A2, 3.72%, 01/25/31	880	855,361
Series K1510, Class A3, 3.79%, 01/25/34	500	472,745
Series K-1511, Class A2, 3.47%, 03/25/31	500	478,741
Series K-1512, Class A2, 2.99%, 05/25/31	730	681,935
Series K-1512, Class A3, 3.06%, 04/25/34	450	401,399
Series K-1513, Class A3, 2.80%, 08/25/34	1,015	876,260
Series K-1516, Class A2, 1.72%, 05/25/35	1,825	1,398,756
Series K-1517, Class A2, 1.72%, 07/25/35	1,500	1,156,182
Series K-1518, Class A2, 1.86%, 10/25/35	500	386,607
Series K152, Class A1, 2.83%, 05/25/30	944	911,000
Series K152, Class A2, 3.08%, 01/25/31	250	235,612
Series K-1520, Class A2, 2.44%, 02/25/36	1,000	807,958
Series K-1521, Class A2, 2.18%, 08/25/36	1,000	780,827
Series K153, Class A3, 3.12%, 10/25/31(a)	500	466,982
Series K154, Class A3, 3.46%, 11/25/32(a)	345	323,953
Series K155, Class A1, 3.75%, 11/25/29	372	369,310
Series K156, Class A3, 3.70%, 06/25/33(a)	500	473,259
Series K157, Class A2, 3.99%, 05/25/33(a)	826	817,070
Series K159, Class A1, 3.95%, 12/25/29	486	483,384
Series K159, Class A2, 3.95%, 11/25/30(a)	833	822,338
Series K737, Class AM, 2.10%, 10/25/26	300	290,762
Series K740, Class A2, 1.47%, 09/25/27	2,400	2,263,324
Series K741, Class A2, 1.60%, 12/25/27	1,120	1,054,215
Series K742, Class A2, 1.76%, 03/25/28	1,000	941,091
Series K742, Class AM, 1.37%, 04/25/28	1,400	1,295,470
Federal National Mortgage Association-ACES
Series 2013-M6, Class 1A2, 3.49%, 02/25/43(a)	123	120,108
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® CMBS ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2016-M9, Class A2, 2.29%, 06/25/26	$1,736	$1,700,724
Series 2017-M11, Class A2, 2.98%, 08/25/29	853	817,784
Series 2017-M3, Class A2, 2.55%, 12/25/26(a)	599	583,328
Series 2017-M4, Class A2, 2.64%, 12/25/26(a)	643	626,893
Series 2017-M8, Class A2, 3.06%, 05/25/27(a)	1,001	981,361
Series 2018-M1, Class A2, 3.09%, 12/25/27(a)	2,230	2,177,105
Series 2018-M13, Class A2, 3.87%, 09/25/30(a)	74	72,126
Series 2018-M7, Class A2, 3.13%, 03/25/28(a)	710	692,697
Series 2019-M1, Class A2, 3.66%, 09/25/28(a)	1,920	1,891,578
Series 2019-M2, Class A2, 3.74%, 11/25/28(a)	1,756	1,733,077
Series 2019-M22, Class A2, 2.52%, 08/25/29	882	830,002
Series 2019-M4, Class A2, 3.61%, 02/25/31	1,102	1,062,317
Series 2019-M5, Class A2, 3.27%, 02/25/29	2,281	2,220,307
Series 2019-M7, Class A2, 3.14%, 04/25/29	2,330	2,251,856
Series 2019-M9, Class A2, 2.94%, 06/25/29	2,426	2,334,814
Series 2020-M5, Class A2, 2.21%, 01/25/30	2,235	2,061,662
Series 2021-M17, Class A2, 1.71%, 07/25/31(a)	2,000	1,728,220
Series 2022-M1, Class A2, 1.72%, 10/25/31(a)	2,000	1,697,226
		130,091,400
Total U.S. Government Agency Obligations — 30.2% (Cost: $137,685,567)		130,091,400
Total Long-Term Investments — 99.6% (Cost: $447,989,745)		429,656,601
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(b)(c)	2,730,000	$2,730,000
Total Short-Term Securities — 0.7% (Cost: $2,730,000)		2,730,000
Total Investments — 100.3% (Cost: $450,719,745)		432,386,601
Liabilities in Excess of Other Assets — (0.3)%		(1,141,213)
Net Assets — 100.0%		$431,245,388

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$2,200,000	$530,000 (a)	$—	$—	$—	$2,730,000	2,730,000	$52,607	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Collateralized Mortgage Obligations	$—	$299,565,201	$—	$299,565,201
U.S. Government Agency Obligations	—	130,091,400	—	130,091,400
Short-Term Securities
Money Market Funds	2,730,000	—	—	2,730,000
	$2,730,000	$429,656,601	$—	$432,386,601
See notes to financial statements.
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2025
iShares® GNMA Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Agency Obligations
Mortgage-Backed Securities — 99.6%
Government National Mortgage Association
1.50%, 10/20/51	$388	$297,932
2.00%, 07/20/50	33	27,279
2.00%, 08/20/50	685	559,032
2.00%, 09/20/50	6,322	5,157,922
2.00%, 12/20/50	1,233	1,005,542
2.00%, 01/20/51	1,879	1,532,422
2.00%, 02/20/51	17,673	14,412,935
2.00%, 03/20/51	5,719	4,663,562
2.00%, 08/20/51	1,764	1,438,003
2.00%, 12/20/51	12,776	10,415,761
2.00%, 01/20/52	7,979	6,504,580
2.00%, 02/20/52	7,821	6,376,524
2.00%, 05/15/54(a)	500	407,808
2.50%, 01/15/28	2	1,522
2.50%, 02/20/28	2	2,064
2.50%, 01/20/31	53	51,307
2.50%, 07/20/35	947	893,075
2.50%, 04/20/43	11	9,714
2.50%, 12/20/46	1,009	871,222
2.50%, 01/20/47	99	85,203
2.50%, 06/20/50	2,731	2,331,050
2.50%, 08/20/50	9,512	8,067,412
2.50%, 09/20/50	3,421	2,901,137
2.50%, 01/20/51	2,853	2,431,504
2.50%, 02/20/51	2,141	1,826,082
2.50%, 05/20/51	8,303	7,080,201
2.50%, 07/20/51	9,733	8,297,606
2.50%, 08/20/51	10,484	8,937,460
2.50%, 09/20/51	5,179	4,414,613
2.50%, 12/20/51	3,593	3,062,048
2.50%, 04/20/52	5,281	4,501,140
2.50%, 05/20/52	835	711,424
2.50%, 06/20/52	983	837,677
2.50%, 05/20/55(a)	150	127,816
3.00%, 07/15/27	1	892
3.00%, 09/15/27	2	1,583
3.00%, 01/20/31	67	65,068
3.00%, 07/20/31	105	102,353
3.00%, 02/20/32	88	85,437
3.00%, 09/15/42	4	3,928
3.00%, 10/15/42	27	24,418
3.00%, 01/20/43	265	241,283
3.00%, 07/15/43	47	42,396
3.00%, 09/20/43	550	500,564
3.00%, 01/15/44	1,551	1,408,108
3.00%, 08/20/44	296	269,598
3.00%, 05/20/45	215	194,392
3.00%, 07/20/45	60	53,934
3.00%, 10/20/45	97	87,213
3.00%, 12/20/45	1,216	1,095,465
3.00%, 01/20/46	391	351,743
3.00%, 02/20/46	406	365,672
3.00%, 03/20/46	1,491	1,339,081
3.00%, 04/20/46	986	886,885
3.00%, 05/20/46	1,252	1,124,783
3.00%, 06/20/46	443	398,645
3.00%, 08/20/46	2,914	2,616,990
3.00%, 09/20/46	1,908	1,713,626
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 12/15/46	$115	$102,872
3.00%, 12/20/46	335	301,363
3.00%, 02/15/47	135	121,567
3.00%, 02/20/47	380	341,387
3.00%, 06/20/47	44	39,571
3.00%, 07/20/47	760	680,964
3.00%, 10/20/47	249	223,055
3.00%, 02/20/48	35	31,214
3.00%, 04/20/49	1,543	1,382,224
3.00%, 07/20/49	315	281,377
3.00%, 09/20/49	24	21,840
3.00%, 10/15/49	626	554,176
3.00%, 11/20/49	952	846,734
3.00%, 01/20/50	875	779,462
3.00%, 04/20/50	6,687	5,947,447
3.00%, 08/20/50	1,351	1,202,632
3.00%, 03/20/51	1,446	1,285,097
3.00%, 04/20/51	2,667	2,369,647
3.00%, 08/20/51	2,499	2,218,782
3.00%, 10/20/51	1,008	893,538
3.00%, 11/20/51	1,723	1,527,347
3.00%, 12/20/51	1,447	1,283,835
3.00%, 02/20/52	4,645	4,116,317
3.00%, 03/20/52	339	297,869
3.00%, 04/20/52	476	418,909
3.00%, 07/20/52	390	345,724
3.00%, 10/20/52	2,983	2,642,659
3.00%, 05/20/55(a)	350	309,821
3.50%, 02/15/26	0 (b)	171
3.50%, 11/15/26	0 (b)	339
3.50%, 02/20/27	1	1,110
3.50%, 01/20/31	23	22,483
3.50%, 07/20/32	61	60,366
3.50%, 09/15/41	3	2,946
3.50%, 06/20/42	2,090	1,929,673
3.50%, 09/15/42	6	5,911
3.50%, 09/20/42	92	85,505
3.50%, 10/15/42	3	2,727
3.50%, 10/20/42	218	202,618
3.50%, 11/15/42	18	16,578
3.50%, 11/20/42	714	664,375
3.50%, 12/20/42	76	70,452
3.50%, 02/20/43	627	583,009
3.50%, 03/15/43	25	23,010
3.50%, 05/15/43	25	22,795
3.50%, 06/15/43	104	95,995
3.50%, 04/20/45	211	194,192
3.50%, 06/20/45	78	71,849
3.50%, 09/20/45	2,319	2,137,884
3.50%, 11/20/45	8	7,819
3.50%, 12/20/45	58	53,457
3.50%, 03/20/46	294	270,933
3.50%, 04/20/46	47	42,775
3.50%, 06/20/46	448	410,890
3.50%, 07/20/46	2,655	2,437,370
3.50%, 11/20/46	8	7,335
3.50%, 12/20/46	112	102,578
3.50%, 01/20/47	40	36,976
3.50%, 02/20/47	98	90,120
3.50%, 03/20/47	201	184,358
3.50%, 04/20/47	864	791,322
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® GNMA Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.50%, 08/20/47	$387	$355,040
3.50%, 10/20/47	304	277,955
3.50%, 12/20/47	503	458,480
3.50%, 01/20/48	13	12,172
3.50%, 04/20/48	83	75,989
3.50%, 05/20/48	260	238,403
3.50%, 09/20/48	28	25,280
3.50%, 11/20/48	532	487,736
3.50%, 03/20/49	6,165	5,652,233
3.50%, 09/20/49	166	152,456
3.50%, 10/20/49	201	184,377
3.50%, 04/20/50	2,952	2,706,836
3.50%, 05/20/50	296	271,117
3.50%, 03/20/52(a)	1,175	1,067,282
3.50%, 04/20/52	1,200	1,092,513
3.50%, 07/20/52	3,641	3,312,602
3.50%, 08/20/52	412	375,080
3.50%, 11/20/52	5,208	4,738,220
3.50%, 12/20/52	2,830	2,574,750
3.50%, 06/20/53	377	346,863
4.00%, 03/20/26	0 (b)	169
4.00%, 07/20/26	0 (b)	192
4.00%, 02/15/41	5	4,660
4.00%, 03/15/41	4	4,024
4.00%, 04/15/41	18	17,497
4.00%, 05/15/41	4	4,310
4.00%, 12/15/41	5	4,782
4.00%, 01/15/42	4	4,143
4.00%, 02/15/42	14	13,695
4.00%, 03/15/42	27	26,387
4.00%, 05/15/42	6	5,699
4.00%, 08/15/42	6	5,464
4.00%, 09/20/42	165	158,038
4.00%, 04/15/44	22	20,992
4.00%, 05/15/44	36	34,133
4.00%, 08/20/44	19	18,308
4.00%, 10/20/44	207	197,345
4.00%, 03/20/45	846	808,121
4.00%, 08/15/45	2,423	2,297,226
4.00%, 08/20/45	328	311,894
4.00%, 09/20/45	5,134	4,881,544
4.00%, 10/20/45	4	3,916
4.00%, 01/20/46	7	6,576
4.00%, 03/20/46	80	75,696
4.00%, 07/20/46	8	7,365
4.00%, 09/20/46	232	219,675
4.00%, 11/20/46	91	86,186
4.00%, 12/15/46	15	14,290
4.00%, 05/20/47	23	21,622
4.00%, 06/20/47	1,302	1,230,005
4.00%, 07/20/47	264	249,452
4.00%, 08/20/47	5	4,811
4.00%, 11/20/47	78	74,156
4.00%, 03/20/48	50	47,090
4.00%, 04/20/48	337	317,942
4.00%, 05/20/48	2,696	2,544,069
4.00%, 06/20/48	954	900,051
4.00%, 07/20/48	284	267,696
4.00%, 11/20/48	437	411,988
4.00%, 09/15/49	156	147,167
4.00%, 01/20/50	371	348,717
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
4.00%, 02/20/50	$8	$7,618
4.00%, 09/20/52	781	729,715
4.00%, 10/20/52	1,986	1,856,869
4.00%, 12/20/52	500	466,993
4.00%, 05/20/53	1,189	1,111,187
4.00%, 06/20/53	2,408	2,251,038
4.00%, 03/20/54	195	181,838
4.00%, 05/20/55(a)	2,125	1,977,621
4.50%, 08/15/39	59	58,505
4.50%, 07/15/40	14	14,215
4.50%, 08/15/40	25	24,747
4.50%, 07/20/41	1,158	1,149,870
4.50%, 11/20/45	152	149,939
4.50%, 08/20/46	253	249,618
4.50%, 09/20/46	40	39,741
4.50%, 10/20/46	42	41,926
4.50%, 11/20/46	42	41,899
4.50%, 04/20/47	4	4,062
4.50%, 06/20/47	5	4,942
4.50%, 07/20/47	1,734	1,702,171
4.50%, 02/20/48	242	236,494
4.50%, 06/20/48	16	15,558
4.50%, 07/20/48	100	97,858
4.50%, 08/20/48	87	84,755
4.50%, 09/20/48	990	965,981
4.50%, 10/20/48	703	686,177
4.50%, 12/20/48	742	724,509
4.50%, 01/20/49	496	483,940
4.50%, 03/20/49	12	11,746
4.50%, 06/20/49	477	465,529
4.50%, 08/20/49	144	140,822
4.50%, 10/20/49	105	102,475
4.50%, 01/20/50	566	552,129
4.50%, 08/20/52	377	362,270
4.50%, 10/20/52	2,141	2,060,809
4.50%, 03/20/53	5,521	5,311,586
4.50%, 05/20/53	1,166	1,121,341
4.50%, 06/20/53	4,278	4,113,417
4.50%, 07/20/53	1,163	1,117,901
4.50%, 10/20/54	1,226	1,173,550
4.50%, 11/20/54	1,191	1,140,121
4.50%, 05/20/55(a)	2,625	2,512,409
5.00%, 07/15/39	14	14,229
5.00%, 07/20/42	82	83,433
5.00%, 07/20/46	32	32,791
5.00%, 04/20/48	33	33,508
5.00%, 05/20/48	178	176,955
5.00%, 11/20/48	40	39,909
5.00%, 12/20/48	39	38,896
5.00%, 01/20/49	114	113,466
5.00%, 04/20/49	7	7,102
5.00%, 09/20/50	161	161,404
5.00%, 07/20/52	3,379	3,329,357
5.00%, 08/20/52	797	785,658
5.00%, 09/20/52	1,707	1,682,141
5.00%, 12/20/52	2,903	2,862,480
5.00%, 01/20/53	799	787,256
5.00%, 04/20/53	2,767	2,724,305
5.00%, 05/20/53	5,444	5,365,751
5.00%, 06/20/53	1,045	1,028,916
5.00%, 07/20/53	4,124	4,059,813
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® GNMA Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
5.00%, 02/20/54	$1,319	$1,298,873
5.00%, 05/15/54(a)	1,868	1,832,421
5.00%, 09/20/54	512	503,151
5.00%, 10/20/54	395	387,892
5.00%, 11/20/54	5,942	5,829,067
5.50%, 10/15/38	10	10,166
5.50%, 07/20/40	139	144,136
5.50%, 12/20/52	2,645	2,656,069
5.50%, 01/20/53	1,079	1,083,668
5.50%, 03/20/53	625	626,556
5.50%, 04/20/53	8,797	8,824,772
5.50%, 05/20/53	410	411,684
5.50%, 06/20/53	162	163,024
5.50%, 09/20/53	2,897	2,905,945
5.50%, 11/20/53	2,367	2,374,222
5.50%, 01/20/54	4,001	4,013,551
5.50%, 04/20/54	1,283	1,284,347
5.50%, 05/15/54(a)	9,575	9,569,876
5.50%, 08/20/54	1,262	1,261,826
5.50%, 11/20/54	1,687	1,687,273
5.50%, 01/20/55	993	992,740
6.00%, 09/20/38	13	13,663
6.00%, 02/20/53	226	229,938
6.00%, 09/20/53	2,571	2,613,470
6.00%, 10/20/53	1,235	1,255,804
6.00%, 12/20/53	1,043	1,059,921
6.00%, 05/15/54(a)	1,990	2,012,621
6.00%, 06/20/54	889	901,310
6.00%, 07/20/54	2,205	2,231,760
6.00%, 08/20/54	5,522	5,589,931
6.00%, 09/20/54	2,376	2,403,719
6.00%, 10/20/54	3,459	3,501,447
6.00%, 11/20/54	1,524	1,543,113
6.00%, 01/20/55	1,140	1,154,026
6.50%, 10/20/53	3,544	3,639,345
6.50%, 05/15/54(a)	885	904,947
6.50%, 06/20/54	812	831,855
6.50%, 11/20/54	218	222,627
6.50%, 12/20/54	692	707,583
6.50%, 01/20/55	1,708	1,749,825
6.50%, 02/20/55	3,789	3,875,320
6.50%, 03/20/55	1,097	1,125,848
		348,917,057
Total Long-Term Investments — 99.6% (Cost: $369,141,604)		348,917,057
Security	Shares	Value
Short-Term Securities
Money Market Funds — 6.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	22,130,000	$22,130,000
Total Short-Term Securities — 6.3% (Cost: $22,130,000)		22,130,000
Total Investments Before TBA Sales Commitments — 105.9% (Cost: $391,271,604)		371,047,057
	Par (000)
TBA Sales Commitments(a)
Mortgage-Backed Securities — (0.4)%
Government National Mortgage Association
2.50%, 05/20/55	$(50)	(42,605)
3.50%, 03/20/52	(125)	(113,541)
4.00%, 05/20/55	(125)	(116,330)
5.50%, 05/15/54	(1,275)	(1,274,318)
Total TBA Sales Commitments — (0.4)% (Proceeds: $(1,535,686))		(1,546,794)
Total Investments, Net of TBA Sales Commitments — 105.5% (Cost: $389,735,918)		369,500,263
Liabilities in Excess of Other Assets — (5.5)%		(19,128,091)
Net Assets — 100.0%		$350,372,172

(a)	Represents or includes a TBA transaction.
(b)	Rounds to less than 1,000.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® GNMA Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$24,400,000	$—	$(2,270,000)(a)	$—	$—	$22,130,000	22,130,000	$620,205	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Agency Obligations	$—	$348,917,057	$—	$348,917,057
Short-Term Securities
Money Market Funds	22,130,000	—	—	22,130,000
Liabilities
Investments
TBA Sales Commitments	—	(1,546,794)	—	(1,546,794)
	$22,130,000	$347,370,263	$—	$369,500,263
See notes to financial statements.
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2025
iShares® Treasury Floating Rate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 99.6%
U.S. Treasury Floating Rate Note
4.37%, 01/31/27, (3-mo.Treasury money market yield + 0.098%)(a)	$927,519	$927,031,226
4.40%, 07/31/25, (3-mo. Treasury money market yield + 0.125%)(a)	981,811	981,746,844
4.41%, 04/30/27, (3-mo.Treasury money market yield + 0.160%)(a)	334,285	334,329,012
4.42%, 04/30/26, (3-mo.Treasury money market yield + 0.150%)(a)	988,393	988,251,346
4.44%, 10/31/25, (3-mo. Treasury money market yield + 0.170%)(a)	960,232	960,396,616
4.45%, 07/31/26, (3-mo.Treasury money market yield + 0.182%)(a)	936,879	937,172,162
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.48%, 10/31/26, (3-mo.Treasury money market yield + 0.205%)(a)	$1,015,941	$1,016,808,509
4.52%, 01/31/26, (3-mo. Treasury money market yield + 0.245%)(a)	924,660	925,325,433
		7,071,061,148
Total Investments — 99.6% (Cost: $7,071,003,537)		7,071,061,148
Other Assets Less Liabilities — 0.4%		26,644,786
Net Assets — 100.0%		$7,097,705,934

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$136,570,000	$—	$(136,570,000)(b)	$—	$—	$—	—	$148,829	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$7,071,061,148	$—	$7,071,061,148
See notes to financial statements.
Schedule of Investments
12

Statements of Assets and Liabilities (unaudited)
April 30, 2025

	iShares CMBS ETF	iShares GNMA Bond ETF	iShares Treasury Floating Rate Bond ETF
ASSETS
Investments, at value—unaffiliated(a)	$429,656,601	$348,917,057	$7,071,061,148
Investments, at value—affiliated(b)	2,730,000	22,130,000	—
Cash	—	5,232	79,497,271
Receivables:
Investments sold	535,685	8,409	—
Securities lending income—affiliated	—	—	7,315
TBA sales commitments	—	1,535,686	—
Dividends—affiliated	4,754	78,564	9,835
Interest—unaffiliated	1,284,345	1,139,042	2,183,871
Total assets	434,211,385	373,813,990	7,152,759,440
LIABILITIES
Bank overdraft	9,970	—	—
TBA sales commitments, at value(c)	—	1,546,794	—
Payables:
Investments purchased	2,867,997	21,867,962	54,016,652
Capital shares redeemed	—	—	171,858
Investment advisory fees	88,030	27,062	864,996
Total liabilities	2,965,997	23,441,818	55,053,506
Commitments and contingent liabilities
NET ASSETS	$431,245,388	$350,372,172	$7,097,705,934
NET ASSETS CONSIST OF
Paid-in capital	$514,192,092	$402,127,682	$7,072,383,571
Accumulated earnings (loss)	(82,946,704)	(51,755,510)	25,322,363
NET ASSETS	$431,245,388	$350,372,172	$7,097,705,934
NET ASSET VALUE
Shares outstanding	8,900,000	8,000,000	140,200,000
Net asset value	$48.45	$43.80	$50.63
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None
(a) Investments, at cost—unaffiliated	$447,989,745	$369,141,604	$7,071,003,537
(b) Investments, at cost—affiliated	$2,730,000	$22,130,000	$—
(c) Proceeds from TBA sales commitments	$—	$1,535,686	$—
See notes to financial statements.
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended April 30, 2025

	iShares CMBS ETF	iShares GNMA Bond ETF	iShares Treasury Floating Rate Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$52,607	$620,205	$132,671
Interest—unaffiliated	8,006,768	6,707,333	148,983,081
Securities lending income—affiliated—net	—	—	16,158
Total investment income	8,059,375	7,327,538	149,131,910
EXPENSES
Investment advisory	538,704	169,072	4,977,652
Total expenses	538,704	169,072	4,977,652
Less:
Investment advisory fees waived	—	(12,677)	—
Total expenses after fees waived	538,704	156,395	4,977,652
Net investment income	7,520,671	7,171,143	144,154,258
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(2,711,187)	(458,040)	(9,614)
In-kind redemptions—unaffiliated(a)	—	—	660,365
	(2,711,187)	(458,040)	650,751
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	11,372,785	3,283,586	4,176,135
	11,372,785	3,283,586	4,176,135
Net realized and unrealized gain	8,661,598	2,825,546	4,826,886
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,182,269	$9,996,689	$148,981,144
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
14

Statements of Changes in Net Assets

	iShares CMBS ETF		iShares GNMA Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$7,520,671	$13,924,198	$7,171,143	$13,474,771
Net realized loss	(2,711,187)	(10,425,994)	(458,040)	(5,953,186)
Net change in unrealized appreciation (depreciation)	11,372,785	34,988,131	3,283,586	24,988,307
Net increase in net assets resulting from operations	16,182,269	38,486,335	9,996,689	32,509,892
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(7,592,238)(b)	(13,665,327)	(6,947,152)(b)	(13,384,461)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(33,357,336)	48,883,245	34,467,607	(22,760,691)
NET ASSETS
Total increase (decrease) in net assets	(24,767,305)	73,704,253	37,517,144	(3,635,260)
Beginning of period	456,012,693	382,308,440	312,855,028	316,490,288
End of period	$431,245,388	$456,012,693	$350,372,172	$312,855,028

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Treasury Floating Rate Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$144,154,258	$427,523,092
Net realized gain	650,751	1,643,687
Net change in unrealized appreciation (depreciation)	4,176,135	(7,731,080)
Net increase in net assets resulting from operations	148,981,144	421,435,699
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(146,631,835)(b)	(449,238,525)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	96,499,032	(3,819,747,225)
NET ASSETS
Total increase (decrease) in net assets	98,848,341	(3,847,550,051)
Beginning of period	6,998,857,593	10,846,407,644
End of period	$7,097,705,934	$6,998,857,593

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
16

Financial Highlights
(For a share outstanding throughout each period)

	iShares CMBS ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of period	$47.50	$44.45	$45.06	$53.62	$54.88	$53.42
Net investment income(a)	0.82	1.54	1.32	1.19	1.23	1.39
Net realized and unrealized gain (loss)(b)	0.96	3.03	(0.59)	(8.45)	(1.06)	1.47
Net increase (decrease) from investment operations	1.78	4.57	0.73	(7.26)	0.17	2.86
Distributions(c)
From net investment income	(0.83)(d)	(1.52)	(1.34)	(1.18)	(1.22)	(1.40)
From net realized gain	—	—	—	(0.12)	(0.21)	—
Total distributions	(0.83)	(1.52)	(1.34)	(1.30)	(1.43)	(1.40)
Net asset value, end of period	$48.45	$47.50	$44.45	$45.06	$53.62	$54.88
Total Return(e)
Based on net asset value	3.79%(f)	10.38%	1.58%	(13.75)%	0.29%	5.42%
Ratios to Average Net Assets(g)
Total expenses	0.25%(h)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	3.49%(h)	3.29%	2.88%	2.39%	2.26%	2.58%
Supplemental Data
Net assets, end of period (000)	$431,245	$456,013	$382,308	$585,829	$820,386	$491,195
Portfolio turnover rate(i)	18%	33%	19%	21%	13%	26%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares GNMA Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of period	$43.45	$40.84	$42.62	$49.88	$50.93	$50.35
Net investment income(a)	0.91	1.72	1.44	0.66	0.04	0.77
Net realized and unrealized gain (loss)(b)	0.34	2.63	(1.82)	(7.31)	(0.61)	0.82
Net increase (decrease) from investment operations	1.25	4.35	(0.38)	(6.65)	(0.57)	1.59
Distributions(c)
From net investment income	(0.90)(d)	(1.74)	(1.40)	(0.61)	(0.06)	(0.82)
Return of capital	—	—	—	—	(0.42)	(0.19)
Total distributions	(0.90)	(1.74)	(1.40)	(0.61)	(0.48)	(1.01)
Net asset value, end of period	$43.80	$43.45	$40.84	$42.62	$49.88	$50.93
Total Return(e)
Based on net asset value	2.89%(f)	10.75%	(1.05)%	(13.42)%	(1.14)%	3.18%
Ratios to Average Net Assets(g)
Total expenses	0.10%(h)	0.10%	0.10%	0.10%	0.15%	0.15%
Total expenses after fees waived	0.09%(h)	0.09%	0.09%	0.09%	0.13%	0.12%
Net investment income	4.24%(h)	3.96%	3.30%	1.41%	0.08%	1.51%
Supplemental Data
Net assets, end of period (000)	$350,372	$312,855	$316,490	$330,278	$483,847	$481,283
Portfolio turnover rate(i)(j)	134%	283%	327%	313%	498%	699%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
(j) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.
Financial Highlights
18

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Treasury Floating Rate Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of period	$50.61	$50.73	$50.50	$50.26	$50.29	$50.28
Net investment income (loss)(a)	1.09	2.64	2.53	1.05	(0.01)	0.31
Net realized and unrealized gain (loss)(b)	0.04	(0.03)	(0.04)	(0.44)	(0.01)	0.08
Net increase (decrease) from investment operations	1.13	2.61	2.49	0.61	(0.02)	0.39
Distributions(c)
Distributions from net investment income	(1.11)(d)	(2.73)	(2.26)	(0.37)	(0.01)	(0.38)
From net realized gain	—	—	—	(0.00)(e)	(0.00)(e)	—
Total distributions	(1.11)	(2.73)	(2.26)	(0.37)	(0.01)	(0.38)
Net asset value, end of period	$50.63	$50.61	$50.73	$50.50	$50.26	$50.29
Total Return(f)
Based on net asset value	2.25%(g)	5.29%	5.05%	1.22%	(0.04)%	0.78%
Ratios to Average Net Assets(h)
Total expenses	0.15%(i)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income (loss)	4.34%(i)	5.23%	5.00%	2.08%	(0.02)%	0.62%
Supplemental Data
Net assets, end of period (000)	$7,097,706	$6,998,858	$10,846,408	$3,782,823	$261,364	$407,351
Portfolio turnover rate(j)	18%	28%	14%	6%	74%	44%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Rounds to less than $0.01.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
CMBS	Diversified
GNMA Bond	Diversified
Treasury Floating Rate Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Notes to Financial Statements
20

Notes to Financial Statements (unaudited) (continued)
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
CMBS	0.25%
GNMA Bond	0.10
Treasury Floating Rate Bond	0.15
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.
For the iShares GNMA Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 28, 2029 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies.
This amount is included in investment advisory fees waived in the Statement of Operation. For the six months ended April 30, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
GNMA Bond	$12,677
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution
Notes to Financial Statements
22

Notes to Financial Statements (unaudited) (continued)
fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Treasury Floating Rate Bond	$6,013
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended April 30, 2025, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
CMBS	$42,025,440	$55,628,327	$36,146,367	$53,835,706
GNMA Bond	487,935,426	455,268,735	—	—
Treasury Floating Rate Bond	1,410,017,806	1,138,727,124	—	—
For the six months ended April 30, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Treasury Floating Rate Bond	$1,712,858,152	$1,617,584,659
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
As of October 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
CMBS	$(62,658,972)
GNMA Bond	(31,758,635)
Treasury Floating Rate Bond	(122,274)
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
CMBS	$451,225,596	$3,110,364	$(21,949,359)	$(18,838,995)
GNMA Bond	391,856,190	1,740,683	(22,560,924)	(20,820,241)
Treasury Floating Rate Bond	7,071,003,537	750,712	(693,101)	57,611
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
Notes to Financial Statements
24

Notes to Financial Statements (unaudited) (continued)
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/25		Year Ended 10/31/24
iShares ETF	Shares	Amount	Shares	Amount
CMBS
Shares sold	850,000	$40,473,105	2,600,000	$122,373,344
Shares redeemed	(1,550,000)	(73,830,441)	(1,600,000)	(73,490,099)
	(700,000)	$(33,357,336)	1,000,000	$48,883,245
GNMA Bond
Shares sold	1,100,000	$47,353,358	1,950,000	$85,742,051
Shares redeemed	(300,000)	(12,885,751)	(2,500,000)	(108,502,742)
	800,000	$34,467,607	(550,000)	$(22,760,691)
Treasury Floating Rate Bond
Shares sold	34,200,000	$1,727,682,421	36,800,000	$1,859,862,879
Shares redeemed	(32,300,000)	(1,631,183,389)	(112,300,000)	(5,679,610,104)
	1,900,000	$96,499,032	(75,500,000)	$(3,819,747,225)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
25
2025 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
26

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
SOFR	Secured Overnight Financing Rate
TBA	To-Be-Announced
27
2025 iShares Semi-Annual Financial Statements and Additional Information

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Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

April 30, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares 0-5 Year Investment Grade Corporate Bond ETF | SLQD | NASDAQ
• iShares Aaa - A Rated Corporate Bond ETF | QLTA | NYSE Arca
• iShares BB Rated Corporate Bond ETF | HYBB | NYSE Arca
• iShares Convertible Bond ETF | ICVT | Cboe BZX Exchange
• iShares Floating Rate Bond ETF | FLOT | Cboe BZX Exchange
• iShares USD Green Bond ETF | BGRN | NASDAQ

2

Schedule of Investments (unaudited)
April 30, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Interpublic Group of Companies Inc. (The)
4.65%, 10/01/28	$240	$240,967
4.75%, 03/30/30	560	560,997
Omnicom Group Inc., 2.45%, 04/30/30	405	363,195
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26	1,105	1,094,138
		2,259,297
Aerospace & Defense — 1.5%
Boeing Co. (The)
2.20%, 02/04/26	4,332	4,245,100
2.70%, 02/01/27	670	647,771
2.75%, 02/01/26	1,167	1,151,250
2.95%, 02/01/30	560	513,559
3.10%, 05/01/26	470	462,531
3.20%, 03/01/29	765	722,051
3.25%, 02/01/28	800	769,467
5.04%, 05/01/27	1,475	1,484,923
6.26%, 05/01/27	655	674,376
6.30%, 05/01/29	1,155	1,213,426
General Dynamics Corp.
1.15%, 06/01/26	475	460,154
2.13%, 08/15/26	475	462,960
2.63%, 11/15/27	165	159,257
3.50%, 05/15/25	663	662,708
3.50%, 04/01/27	655	649,766
3.63%, 04/01/30	700	678,890
3.75%, 05/15/28	847	838,546
HEICO Corp., 5.25%, 08/01/28	545	556,182
Howmet Aerospace Inc.
3.00%, 01/15/29(a)	625	593,081
5.90%, 02/01/27(a)	452	463,565
L3Harris Technologies Inc.
3.85%, 12/15/26	465	460,543
4.40%, 06/15/28	1,412	1,407,496
5.05%, 06/01/29	575	584,453
5.40%, 01/15/27(a)	980	994,916
Lockheed Martin Corp.
3.55%, 01/15/26	851	846,296
4.45%, 05/15/28	435	439,236
4.50%, 02/15/29	530	534,458
4.95%, 10/15/25	545	546,398
5.10%, 11/15/27(a)	455	467,264
Northrop Grumman Corp.
3.20%, 02/01/27(a)	638	626,669
3.25%, 01/15/28	1,435	1,395,551
4.60%, 02/01/29	442	446,321
RTX Corp.
2.65%, 11/01/26	675	658,868
3.13%, 05/04/27	779	761,078
3.50%, 03/15/27	970	955,830
3.95%, 08/16/25	1,101	1,099,087
4.13%, 11/16/28	2,275	2,256,990
5.00%, 02/27/26	540	542,656
5.75%, 11/08/26	1,035	1,054,753
5.75%, 01/15/29	475	496,353
		33,984,779
Agriculture — 1.4%
Altria Group Inc.
2.35%, 05/06/25	616	615,791
Security	Par (000)	Value
Agriculture (continued)
2.63%, 09/16/26	$444	$432,819
4.40%, 02/14/26(a)	960	960,438
4.80%, 02/14/29	1,470	1,478,308
4.88%, 02/04/28(a)	150	151,622
6.20%, 11/01/28	420	443,094
Archer-Daniels-Midland Co.
2.50%, 08/11/26	780	762,877
3.25%, 03/27/30	700	664,128
BAT Capital Corp.
2.26%, 03/25/28	1,365	1,283,109
3.22%, 09/06/26(a)	728	715,960
3.46%, 09/06/29	380	362,087
3.56%, 08/15/27	1,302	1,277,004
4.70%, 04/02/27	741	743,189
4.91%, 04/02/30	830	834,201
BAT International Finance PLC
1.67%, 03/25/26	1,214	1,181,552
4.45%, 03/16/28	870	870,462
5.93%, 02/02/29	810	847,631
Bunge Ltd. Finance Corp.
1.63%, 08/17/25	467	463,389
3.25%, 08/15/26	550	540,079
3.75%, 09/25/27	280	276,146
4.20%, 09/17/29	605	596,863
Philip Morris International Inc.
1.50%, 05/01/25	620	620,000
2.75%, 02/25/26	632	624,369
3.13%, 08/17/27	415	406,025
3.13%, 03/02/28	195	189,354
3.38%, 08/15/29	631	605,290
4.13%, 04/28/28	410	409,684
4.38%, 11/01/27	655	657,496
4.38%, 04/30/30	350	347,712
4.63%, 11/01/29(a)	585	589,550
4.75%, 02/12/27	590	595,863
4.88%, 02/13/26(a)	1,365	1,369,141
4.88%, 02/15/28(a)	1,220	1,241,332
4.88%, 02/13/29	730	741,227
5.00%, 11/17/25	645	647,680
5.13%, 11/17/27	1,195	1,220,029
5.13%, 02/15/30(a)	1,815	1,860,442
5.25%, 09/07/28	495	509,713
5.63%, 11/17/29	1,000	1,047,740
Reynolds American Inc., 4.45%, 06/12/25	1,587	1,586,167
		30,769,563
Airlines — 0.1%
Delta Air Lines Inc.
3.75%, 10/28/29(a)	405	374,625
4.38%, 04/19/28	260	254,657
7.38%, 01/15/26(a)	595	603,407
Southwest Airlines Co.
2.63%, 02/10/30	384	343,403
5.13%, 06/15/27	1,380	1,383,837
		2,959,929
Apparel — 0.1%
NIKE Inc.
2.38%, 11/01/26	895	873,527
2.75%, 03/27/27	712	694,901
2.85%, 03/27/30	720	673,174
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Apparel (continued)
Tapestry Inc., 5.10%, 03/11/30	$500	$501,582
		2,743,184
Auto Manufacturers — 4.3%
American Honda Finance Corp.
1.00%, 09/10/25	618	611,141
1.20%, 07/08/25	509	505,794
1.30%, 09/09/26	647	620,687
2.00%, 03/24/28	615	575,447
2.25%, 01/12/29	610	561,963
2.30%, 09/09/26(a)	475	461,927
2.35%, 01/08/27	375	363,156
3.50%, 02/15/28(a)	425	415,598
4.40%, 10/05/26	445	444,464
4.40%, 09/05/29(a)	575	571,613
4.45%, 10/22/27	530	531,576
4.55%, 03/03/28	350	351,460
4.60%, 04/17/30(a)	250	249,643
4.70%, 01/12/28(a)	420	423,766
4.75%, 01/12/26	305	305,691
4.80%, 03/05/30(a)	350	352,187
4.90%, 03/12/27	445	449,744
4.90%, 07/09/27	585	591,874
4.90%, 03/13/29	500	505,939
4.95%, 01/09/26(a)	550	552,099
5.00%, 05/23/25	625	625,215
5.13%, 07/07/28	735	750,180
5.25%, 07/07/26	752	759,003
5.65%, 11/15/28	655	680,579
5.80%, 10/03/25(a)	95	95,694
Cummins Inc.
0.75%, 09/01/25(a)	374	369,452
4.90%, 02/20/29	285	291,052
Ford Motor Co., 4.35%, 12/08/26(a)	1,240	1,218,768
Ford Motor Credit Co. LLC
2.70%, 08/10/26	970	931,338
2.90%, 02/16/28	607	555,955
2.90%, 02/10/29	562	499,451
3.38%, 11/13/25	925	913,622
3.82%, 11/02/27	582	551,056
4.13%, 08/04/25	1,057	1,052,381
4.13%, 08/17/27	985	944,583
4.27%, 01/09/27	735	713,881
4.39%, 01/08/26	980	969,855
4.54%, 08/01/26	680	668,728
4.69%, 06/09/25	430	429,691
4.95%, 05/28/27	1,125	1,100,988
5.11%, 05/03/29	1,130	1,083,654
5.13%, 06/16/25	1,360	1,359,910
5.13%, 11/05/26	475	470,283
5.30%, 09/06/29	675	650,303
5.80%, 03/05/27	1,195	1,188,878
5.80%, 03/08/29	1,230	1,205,835
5.85%, 05/17/27	1,060	1,059,692
5.88%, 11/07/29(a)	950	934,071
5.92%, 03/20/28	750	745,233
6.80%, 05/12/28	1,245	1,262,366
6.80%, 11/07/28	1,125	1,147,130
6.95%, 03/06/26	1,040	1,051,423
6.95%, 06/10/26	785	792,733
7.35%, 11/04/27	1,150	1,182,046
7.35%, 03/06/30	950	979,767
Security	Par (000)	Value
Auto Manufacturers (continued)
General Motors Co.
4.20%, 10/01/27	$705	$692,312
5.00%, 10/01/28(a)	335	335,246
5.40%, 10/15/29	790	795,675
6.13%, 10/01/25(a)	1,243	1,248,223
6.80%, 10/01/27(a)	925	960,021
General Motors Financial Co. Inc.
1.25%, 01/08/26	1,141	1,114,706
1.50%, 06/10/26	1,075	1,033,823
2.35%, 02/26/27	850	811,312
2.40%, 04/10/28	855	793,586
2.40%, 10/15/28	845	773,137
2.70%, 08/20/27	785	745,262
2.75%, 06/20/25	1,140	1,137,013
4.00%, 10/06/26(a)	677	673,333
4.30%, 07/13/25	732	730,821
4.30%, 04/06/29	850	820,746
4.35%, 01/17/27	1,027	1,017,023
4.90%, 10/06/29	685	673,099
5.00%, 04/09/27	1,030	1,030,928
5.05%, 04/04/28(a)	575	575,777
5.25%, 03/01/26(a)	1,125	1,129,322
5.35%, 07/15/27	580	585,709
5.35%, 01/07/30	945	947,713
5.40%, 04/06/26	1,325	1,327,477
5.40%, 05/08/27	650	655,948
5.55%, 07/15/29	930	936,375
5.65%, 01/17/29	430	434,938
5.80%, 06/23/28	930	948,450
5.80%, 01/07/29(a)	1,110	1,131,096
5.85%, 04/06/30	605	614,118
6.00%, 01/09/28	885	906,729
6.05%, 10/10/25	1,110	1,114,370
Honda Motor Co. Ltd., 2.53%, 03/10/27	765	741,454
PACCAR Financial Corp.
4.45%, 03/30/26	95	95,262
4.45%, 08/06/27	510	515,537
4.55%, 03/03/28	375	380,042
4.60%, 01/31/29	440	445,416
5.00%, 05/13/27	295	300,605
5.20%, 11/09/26	25	25,416
Toyota Motor Corp.
1.34%, 03/25/26(a)	861	840,685
2.76%, 07/02/29	365	345,456
3.67%, 07/20/28(a)	455	450,799
5.12%, 07/13/28	470	481,576
5.28%, 07/13/26	380	384,530
Toyota Motor Credit Corp.
0.80%, 10/16/25	799	786,639
0.80%, 01/09/26(a)	619	604,414
1.13%, 06/18/26	995	961,583
1.15%, 08/13/27	195	182,354
1.90%, 01/13/27	688	662,798
1.90%, 04/06/28	345	323,388
2.15%, 02/13/30	593	534,907
3.05%, 03/22/27	2,075	2,033,643
3.05%, 01/11/28	280	272,005
3.20%, 01/11/27	699	687,927
3.38%, 04/01/30	400	380,217
3.65%, 08/18/25	1,125	1,123,399
3.65%, 01/08/29	435	424,515
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
3.95%, 06/30/25(a)	$1,075	$1,073,800
4.35%, 10/08/27	750	752,766
4.45%, 05/18/26	1,410	1,412,959
4.45%, 06/29/29	605	606,825
4.55%, 08/07/26	405	406,395
4.55%, 09/20/27	1,025	1,033,042
4.55%, 08/09/29	765	770,068
4.60%, 01/08/27(a)	345	347,744
4.63%, 01/12/28(a)	1,000	1,011,619
4.65%, 01/05/29	690	696,957
4.80%, 01/05/26	620	623,114
4.95%, 01/09/30	465	474,603
5.00%, 08/14/26	590	595,344
5.05%, 05/16/29	825	845,491
5.20%, 05/15/26	460	464,352
5.25%, 09/11/28	580	597,916
5.40%, 11/10/25	605	609,342
5.40%, 11/20/26	750	762,866
5.45%, 11/10/27	445	458,606
5.60%, 09/11/25	390	391,861
Series B, 5.00%, 03/19/27	575	584,009
		93,879,099
Auto Parts & Equipment — 0.1%
Aptiv PLC/Aptiv Global Financing DAC, 4.65%, 09/13/29(a)	470	462,899
BorgWarner Inc.
2.65%, 07/01/27(a)	815	782,709
4.95%, 08/15/29	395	397,190
Lear Corp., 3.80%, 09/15/27	405	394,464
Magna International Inc., 4.15%, 10/01/25	533	533,184
		2,570,446
Banks — 31.7%
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25	348	346,936
5.09%, 12/08/25	305	306,807
5.38%, 07/03/25	415	415,960
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	435	432,904
4.42%, 12/16/26	535	537,695
4.62%, 12/16/29(a)	690	698,951
4.75%, 01/18/27	925	935,241
4.90%, 07/16/27	465	473,062
5.00%, 03/18/26(a)	800	805,664
5.67%, 10/03/25	805	809,292
Banco Bilbao Vizcaya Argentaria SA
1.13%, 09/18/25	585	577,704
5.38%, 03/13/29	692	710,134
5.86%, 09/14/26, (1-year CMT + 2.300%)(b)	890	892,634
6.14%, 09/14/28, (1-year CMT + 2.700%)(b)	375	387,672
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(b)	1,405	1,349,409
1.85%, 03/25/26	360	351,849
3.31%, 06/27/29(a)	690	655,760
3.80%, 02/23/28	1,067	1,041,907
4.18%, 03/24/28, (1-year CMT + 2.000%)(b)	1,345	1,333,393
4.25%, 04/11/27	942	936,224
4.38%, 04/12/28	1,047	1,040,227
5.29%, 08/18/27(a)	1,535	1,555,230
5.37%, 07/15/28, (1-year CMT + 0.950%)(b)	1,085	1,104,277
Security	Par (000)	Value
Banks (continued)
5.54%, 03/14/30, (1-year CMT + 1.450%)(a)(b)	$825	$846,659
5.55%, 03/14/28, (1-year CMT + 1.250%)(b)	410	416,281
5.57%, 01/17/30	400	413,260
5.59%, 08/08/28	1,190	1,226,192
6.53%, 11/07/27, (1-year CMT + 1.650%)(b)	945	972,388
6.61%, 11/07/28(a)	975	1,039,433
Bank of America Corp.
1.20%, 10/24/26, (1-day SOFR + 1.010%)(b)	2,055	2,021,713
1.32%, 06/19/26, (1-day SOFR + 1.150%)(b)	2,348	2,336,662
1.73%, 07/22/27, (1-day SOFR + 0.960%)(b)	4,338	4,193,642
2.09%, 06/14/29, (1-day SOFR + 1.060%)(b)	2,185	2,031,557
2.55%, 02/04/28, (1-day SOFR + 1.050%)(b)	1,715	1,658,925
3.25%, 10/21/27	2,035	1,988,379
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(b)	4,740	4,607,388
3.50%, 04/19/26	1,942	1,925,667
3.56%, 04/23/27, (3-mo. CME Term SOFR + 1.322%)(b)	2,305	2,282,254
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(b)	1,542	1,513,423
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(b)	1,525	1,502,861
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.837%)(b)	1,910	1,888,633
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(b)	1,985	1,956,353
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(b)	2,324	2,273,423
4.25%, 10/22/26	1,555	1,551,988
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(b)	2,205	2,189,229
4.38%, 04/27/28, (1-day SOFR + 1.580%)(a)(b)	1,675	1,672,272
4.45%, 03/03/26	1,406	1,405,679
4.83%, 07/22/26, (1-day SOFR + 1.750%)(b)	1,675	1,675,009
4.95%, 07/22/28, (1-day SOFR + 2.040%)(b)	2,233	2,256,472
4.98%, 01/24/29, (1-day SOFR + 0.830%)(b)	2,285	2,312,936
5.08%, 01/20/27, (1-day SOFR + 1.290%)(b)	2,320	2,328,922
5.20%, 04/25/29, (1-day SOFR + 1.630%)(b)	2,685	2,738,769
5.82%, 09/15/29, (1-day SOFR + 1.570%)(b)	2,080	2,165,591
5.93%, 09/15/27, (1-day SOFR + 1.340%)(b)	1,150	1,171,720
6.20%, 11/10/28, (1-day SOFR + 1.990%)(b)	1,495	1,555,932
Series L, 4.18%, 11/25/27	1,707	1,697,547
Series N, 1.66%, 03/11/27, (1-day SOFR + 0.910%)(b)	2,320	2,262,873
Bank of America NA
5.53%, 08/18/26	1,635	1,662,321
5.65%, 08/18/25	2,029	2,034,066
Bank of Montreal
0.95%, 01/22/27, (1-day SOFR + 0.603%)(a)(b)	722	703,458
1.25%, 09/15/26	1,162	1,114,773
1.85%, 05/01/25	885	885,000
2.65%, 03/08/27	900	873,622
3.70%, 06/07/25	805	804,038
5.00%, 01/27/29, (1-day SOFR Index + 0.670%)(a)(b)	480	487,111
5.20%, 02/01/28	890	908,953
5.27%, 12/11/26	860	872,715
5.30%, 06/05/26	1,245	1,256,730
5.37%, 06/04/27(a)	552	562,831
5.72%, 09/25/28	670	697,273
5.92%, 09/25/25	770	774,030
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Series f2f, 4.57%, 09/10/27, (1-day SOFR + 0.880%)(b)	$705	$705,416
Series H, 4.70%, 09/14/27	590	594,883
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26(a)	384	373,619
1.05%, 10/15/26	335	320,575
1.65%, 07/14/28	525	485,854
2.05%, 01/26/27	550	530,797
2.45%, 08/17/26	1,075	1,050,875
3.00%, 10/30/28	415	395,782
3.25%, 05/16/27	470	462,781
3.30%, 08/23/29	515	490,243
3.40%, 01/29/28	467	458,400
3.85%, 04/28/28(a)	620	617,066
Bank of Nova Scotia (The)
1.05%, 03/02/26(a)	812	791,633
1.30%, 06/11/25	787	784,075
1.30%, 09/15/26	695	666,853
1.35%, 06/24/26	815	787,875
1.95%, 02/02/27	570	549,059
2.70%, 08/03/26	1,450	1,423,257
2.95%, 03/11/27	550	537,043
4.40%, 09/08/28, (1-day SOFR + 1.000%)(b)	810	808,189
4.50%, 12/16/25	906	903,674
4.75%, 02/02/26(a)	1,145	1,147,476
4.85%, 02/01/30(a)	930	940,554
4.93%, 02/14/29, (1-day SOFR + 0.890%)(b)	970	980,414
5.25%, 06/12/28	480	493,315
5.35%, 12/07/26	925	938,626
5.40%, 06/04/27(a)	445	455,082
5.45%, 06/12/25	855	855,993
5.45%, 08/01/29(a)	465	481,172
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(b)	1,435	1,382,291
2.85%, 05/07/26, (1-day SOFR + 2.714%)(b)	1,319	1,318,501
4.34%, 01/10/28	950	943,725
4.38%, 01/12/26	1,811	1,806,681
4.84%, 05/09/28	1,491	1,486,259
4.84%, 09/10/28, (1-day SOFR + 1.340%)(b)	775	775,799
4.97%, 05/16/29(b)	1,325	1,330,950
5.09%, 02/25/29, (1-day SOFR + 0.960%)(b)	1,200	1,207,526
5.20%, 05/12/26	1,462	1,464,450
5.30%, 08/09/26, (1-year CMT + 2.300%)(b)	1,080	1,081,064
5.50%, 08/09/28, (1-year CMT + 2.650%)(a)(b)	1,440	1,462,055
5.67%, 03/12/28, (1-day SOFR +1.490%)(b)	755	768,279
5.69%, 03/12/30, (1-day SOFR + 1.740%)(b)	1,485	1,524,799
5.83%, 05/09/27, (1-day SOFR + 2.210%)(b)	1,455	1,469,921
6.49%, 09/13/29, (1-day SOFR + 2.220%)(b)	945	994,674
6.50%, 09/13/27, (1-day SOFR + 1.880%)(b)	720	736,462
7.33%, 11/02/26, (1-year CMT + 3.050%)(b)	1,067	1,078,696
7.39%, 11/02/28, (1-year CMT + 3.300%)(b)	1,090	1,155,218
BPCE SA, 3.38%, 12/02/26	250	246,390
Canadian Imperial Bank of Commerce
0.95%, 10/23/25	258	254,262
1.25%, 06/22/26	265	256,232
3.45%, 04/07/27	1,220	1,200,385
3.95%, 08/04/25	750	749,432
4.51%, 09/11/27, (1-day SOFR + 0.930%)(a)(b)	730	729,976
4.86%, 01/13/28, (1-day SOFR + 0.720%)(b)	570	573,780
4.86%, 03/30/29, (1-day SOFR + 1.03%)(b)	525	529,770
5.00%, 04/28/28	705	718,134
Security	Par (000)	Value
Banks (continued)
5.24%, 06/28/27	$1,055	$1,073,167
5.26%, 04/08/29	805	825,145
5.99%, 10/03/28	470	492,538
Citibank NA
4.84%, 08/06/29	1,125	1,145,115
4.88%, 11/19/27, (1-day SOFR + 0.712%)(b)	1,130	1,137,482
4.93%, 08/06/26	965	972,071
5.44%, 04/30/26	1,885	1,903,578
5.49%, 12/04/26	1,695	1,726,722
5.80%, 09/29/28	1,890	1,976,881
Citigroup Inc.
1.12%, 01/28/27, (1-day SOFR + 0.765%)(b)	3,204	3,120,660
1.46%, 06/09/27, (1-day SOFR + 0.770%)(b)	2,260	2,182,880
3.07%, 02/24/28, (1-day SOFR + 1.280%)(b)	2,255	2,199,904
3.20%, 10/21/26	2,585	2,541,669
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(a)(b)	1,850	1,803,596
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(b)	1,990	1,952,108
3.70%, 01/12/26	1,352	1,345,887
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(b)	2,535	2,507,954
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(b)	1,525	1,484,223
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(b)	910	898,497
4.13%, 07/25/28	1,645	1,629,994
4.30%, 11/20/26	1,440	1,435,818
4.40%, 06/10/25	1,722	1,721,116
4.45%, 09/29/27	3,049	3,038,286
4.60%, 03/09/26	1,335	1,334,210
4.66%, 05/24/28, (1-day SOFR + 1.887%)(b)	1,270	1,273,888
4.79%, 03/04/29, (1-day SOFR + 0.870%)(b)	1,750	1,757,985
5.17%, 02/13/30, (1-day SOFR + 1.364%)(b)	2,335	2,366,914
5.50%, 09/13/25	1,721	1,725,257
5.61%, 09/29/26, (1-day SOFR + 1.546%)(b)	2,412	2,420,265
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.000%)(b)	420	419,464
Citizens Bank NA/Providence RI, 3.75%, 02/18/26	250	247,900
Citizens Financial Group Inc.
3.25%, 04/30/30	470	431,399
5.84%, 01/23/30, (1-day SOFR + 2.010%)(b)	840	862,183
Comerica Inc.
4.00%, 02/01/29(a)	460	439,434
5.98%, 01/30/30, (1-day SOFR + 2.155%)(b)	685	692,430
Commonwealth Bank of Australia/New York
4.42%, 03/14/28	750	756,774
4.58%, 11/27/26(a)	695	700,245
5.32%, 03/13/26	250	252,425
5.50%, 09/12/25	260	260,963
Cooperatieve Rabobank UA
3.75%, 07/21/26(a)	936	926,078
4.38%, 08/04/25	839	837,458
Cooperatieve Rabobank UA/New York
3.38%, 05/21/25	535	534,660
4.33%, 08/28/26	250	250,728
4.49%, 10/17/29	505	507,346
4.80%, 01/09/29	310	314,762
4.85%, 01/09/26	615	616,563
5.04%, 03/05/27	482	490,093
5.50%, 10/05/26	465	473,312
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Cooperatieve Rabobank UA/NY, 4.88%, 01/21/28	$380	$386,602
Deutsche Bank AG/New York
1.69%, 03/19/26	1,060	1,037,199
2.13%, 11/24/26, (1-day SOFR + 1.870%)(b)	1,665	1,638,764
2.31%, 11/16/27, (1-day SOFR + 1.219%)(b)	1,260	1,213,046
2.55%, 01/07/28, (1-day SOFR + 1.318%)(b)	890	857,610
4.16%, 05/13/25	230	229,948
5.41%, 05/10/29	900	926,036
5.71%, 02/08/28, (1-day SOFR + 1.594%)(b)	772	783,699
6.12%, 07/14/26, (1-day SOFR + 3.190%)(a)(b)	745	746,615
6.72%, 01/18/29, (1-day SOFR + 3.180%)(a)(b)	1,005	1,052,685
6.82%, 11/20/29, (1-day SOFR + 2.510%)(b)	1,070	1,136,306
7.15%, 07/13/27, (1-day SOFR + 2.520%)(b)	840	861,713
Series ., 5.37%, 01/10/29, (1-day SOFR + 1.210%)(b)	890	901,453
Discover Bank
2.70%, 02/06/30	250	224,812
3.45%, 07/27/26	632	622,050
4.65%, 09/13/28	815	812,385
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(b)	700	669,762
2.55%, 05/05/27	575	553,393
3.95%, 03/14/28	418	412,237
6.34%, 07/27/29, (1-day SOFR + 2.340%)(b)	910	952,915
6.36%, 10/27/28, (1-day SOFR Index + 2.192%)(b)	670	696,199
Fifth Third Bank NA
2.25%, 02/01/27	252	243,005
3.85%, 03/15/26	200	198,642
3.95%, 07/28/25	255	254,541
4.97%, 01/28/28, (1-day SOFR + 0.810%)(b)	435	437,598
Goldman Sachs Bank USA/New York
5.28%, 03/18/27, (1-day SOFR +0.777%)(b)	1,250	1,258,026
5.41%, 05/21/27, (1-day SOFR + 0.750%)(b)	1,835	1,851,468
Goldman Sachs Group Inc. (The)
1.09%, 12/09/26, (1-day SOFR + 0.789%)(b)	1,785	1,747,174
1.43%, 03/09/27, (1-day SOFR + 0.798%)(b)	2,335	2,272,362
1.54%, 09/10/27, (1-day SOFR + 0.818%)(b)	2,520	2,419,515
1.95%, 10/21/27, (1-day SOFR + 0.913%)(b)	3,620	3,484,656
2.60%, 02/07/30	1,400	1,277,581
2.64%, 02/24/28, (1-day SOFR + 1.114%)(b)	2,560	2,475,162
3.50%, 11/16/26	2,775	2,740,420
3.62%, 03/15/28, (1-day SOFR + 1.846%)(b)	2,862	2,815,105
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(b)	2,110	2,075,729
3.75%, 05/22/25	1,716	1,714,936
3.75%, 02/25/26(a)	1,287	1,281,163
3.80%, 03/15/30	1,840	1,771,916
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(b)	1,860	1,823,988
3.85%, 01/26/27	3,145	3,118,467
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(b)	2,600	2,574,514
4.25%, 10/21/25	1,593	1,589,513
4.39%, 06/15/27, (1-day SOFR + 1.510%)(b)	1,215	1,213,150
4.48%, 08/23/28, (1-day SOFR + 1.725%)(b)	2,040	2,039,828
4.94%, 04/23/28, (1-day SOFR + 1.319%)(b)	250	252,130
5.73%, 04/25/30, (1-day SOFR +1.265%)(a)(b)	1,865	1,930,348
5.80%, 08/10/26, (1-day SOFR + 1.075%)(b)	2,265	2,270,223
5.95%, 01/15/27(a)	805	826,998
6.48%, 10/24/29, (1-day SOFR + 1.770%)(b)	2,165	2,295,912
Security	Par (000)	Value
Banks (continued)
HSBC Holdings PLC
1.59%, 05/24/27, (1-day SOFR + 1.290%)(b)	$760	$735,403
2.01%, 09/22/28, (1-day SOFR + 1.732%)(b)	1,645	1,545,516
2.10%, 06/04/26, (1-day SOFR + 1.929%)(b)	1,665	1,660,456
2.21%, 08/17/29, (1-day SOFR + 1.285%)(b)	1,925	1,773,241
2.25%, 11/22/27, (1-day SOFR + 1.100%)(b)	710	684,022
3.90%, 05/25/26(a)	1,170	1,164,106
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.808%)(b)	2,270	2,245,801
4.25%, 08/18/25	75	74,805
4.29%, 09/12/26, (3-mo. CME Term SOFR + 1.609%)(a)(b)	1,308	1,304,709
4.30%, 03/08/26	1,195	1,192,653
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(b)	2,289	2,278,101
4.76%, 06/09/28, (1-day SOFR + 2.110%)(b)	2,280	2,283,085
4.90%, 03/03/29, (1-day SOFR + 1.030%)(b)	1,400	1,407,651
4.95%, 03/31/30	1,300	1,313,171
5.13%, 11/19/28, (1-day SOFR + 1.040%)(b)	1,260	1,273,622
5.21%, 08/11/28, (1-day SOFR + 2.610%)(b)	2,247	2,271,903
5.55%, 03/04/30, (1-day SOFR + 1.460%)(b)	815	835,419
5.60%, 05/17/28, (1-day SOFR + 1.060%)(b)	1,515	1,540,425
5.89%, 08/14/27, (1-day SOFR + 1.570%)(b)	2,062	2,094,147
6.16%, 03/09/29, (1-day SOFR + 1.970%)(b)	1,745	1,808,724
7.34%, 11/03/26, (1-day SOFR + 3.030%)(a)(b)	1,310	1,325,399
7.39%, 11/03/28, (1-day SOFR + 3.350%)(b)	1,340	1,424,864
HSBC USA Inc., 5.29%, 03/04/27	585	595,325
Huntington Bancshares Inc./Ohio
2.55%, 02/04/30	514	463,174
4.00%, 05/15/25	120	119,970
4.44%, 08/04/28, (1-day SOFR + 1.970%)(b)	592	588,265
6.21%, 08/21/29, (1-day SOFR + 2.020%)(b)	855	888,352
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.650%)(b)	635	633,551
4.87%, 04/12/28, (1-day SOFR + 0.720%)(b)	615	617,652
5.65%, 01/10/30(a)	715	737,257
ING Groep NV
1.73%, 04/01/27, (1-day SOFR + 1.005%)(b)	640	623,446
3.95%, 03/29/27(a)	925	917,804
4.02%, 03/28/28, (1-day SOFR + 1.830%)(b)	790	783,187
4.05%, 04/09/29	825	807,119
4.55%, 10/02/28	915	914,114
4.86%, 03/25/29, (1-day SOFR + 1.010%)(b)	600	603,834
5.34%, 03/19/30, (1-day SOFR + 1.440%)(b)	1,115	1,137,951
6.08%, 09/11/27, (1-day SOFR + 1.560%)(b)	735	749,486
JPMorgan Chase & Co.
1.04%, 02/04/27, (3-mo. CME Term SOFR + 0.695%)(a)(b)	1,553	1,512,817
1.05%, 11/19/26, (1-day SOFR + 0.800%)(b)	2,325	2,279,287
1.47%, 09/22/27, (1-day SOFR + 0.765%)(b)	2,295	2,202,806
1.58%, 04/22/27, (1-day SOFR + 0.885%)(b)	2,935	2,860,860
2.07%, 06/01/29, (1-day SOFR + 1.015%)(b)	1,420	1,323,952
2.18%, 06/01/28, (1-day SOFR + 1.890%)(b)	1,375	1,315,299
2.95%, 10/01/26	2,395	2,353,426
2.95%, 02/24/28, (1-day SOFR + 1.170%)(b)	1,322	1,287,516
3.20%, 06/15/26	1,660	1,643,201
3.30%, 04/01/26	2,485	2,461,801
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(b)	1,873	1,827,390
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.642%)(b)	$2,140	$2,103,369
3.63%, 12/01/27	1,065	1,048,731
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.599%)(b)	2,290	2,264,375
3.90%, 07/15/25	1,785	1,782,868
3.96%, 01/29/27, (3-mo. CME Term SOFR + 1.507%)(b)	1,820	1,813,054
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(b)	1,598	1,580,259
4.13%, 12/15/26	1,335	1,332,183
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(b)	1,975	1,957,885
4.25%, 10/01/27	1,355	1,359,198
4.32%, 04/26/28, (1-day SOFR + 1.560%)(b)	2,530	2,525,250
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(b)	2,040	2,034,974
4.51%, 10/22/28, (1-day SOFR + 0.860%)(b)	1,035	1,036,990
4.85%, 07/25/28, (1-day SOFR + 1.990%)(b)	2,920	2,949,738
4.92%, 01/24/29, (1-day SOFR + 0.800%)(b)	1,740	1,763,342
4.98%, 07/22/28, (1-day SOFR + 0.930%)(b)	1,545	1,563,053
5.01%, 01/23/30, (1-day SOFR + 1.310%)(b)	2,040	2,071,839
5.04%, 01/23/28, (1-day SOFR + 1.190%)(b)	1,795	1,812,569
5.30%, 07/24/29, (1-day SOFR + 1.450%)(b)	2,065	2,114,003
5.57%, 04/22/28, (1-day SOFR + 0.930%)(b)	1,910	1,951,817
5.58%, 04/22/30, (1-day SOFR +1.160%)(b)	1,500	1,552,808
6.07%, 10/22/27, (1-day SOFR + 1.330%)(b)	1,570	1,608,847
6.09%, 10/23/29, (1-day SOFR + 1.570%)(b)	1,630	1,712,174
7.63%, 10/15/26	355	371,486
8.00%, 04/29/27	755	806,968
JPMorgan Chase Bank NA, 5.11%, 12/08/26	2,270	2,302,757
KeyBank NA, 4.70%, 01/26/26	305	304,290
KeyBank NA/Cleveland OH
3.30%, 06/01/25	415	414,380
3.40%, 05/20/26	250	246,123
4.15%, 08/08/25	640	638,339
5.85%, 11/15/27(a)	575	590,553
KeyCorp
2.25%, 04/06/27	387	370,336
2.55%, 10/01/29	535	485,308
4.10%, 04/30/28(a)	455	448,505
4.15%, 10/29/25(a)	295	294,610
Lloyds Banking Group PLC
1.63%, 05/11/27, (1-year CMT + 0.850%)(b)	665	644,508
3.57%, 11/07/28(b)	1,315	1,279,752
3.75%, 01/11/27	835	825,555
3.75%, 03/18/28, (1-year CMT + 1.800%)(b)	632	621,904
4.38%, 03/22/28	1,140	1,136,305
4.45%, 05/08/25	935	934,976
4.55%, 08/16/28	1,020	1,018,523
4.58%, 12/10/25	953	948,828
4.65%, 03/24/26	1,047	1,043,462
4.72%, 08/11/26, (1-year CMT + 1.750%)(b)	885	884,577
5.09%, 11/26/28, (1-year CMT + 0.850%)(b)	970	981,832
5.46%, 01/05/28, (1-year CMT + 1.375%)(b)	1,020	1,033,332
5.87%, 03/06/29, (1-year CMT + 1.700%)(a)(b)	920	950,141
5.99%, 08/07/27, (1-year CMT + 1.480%)(b)	990	1,005,192
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.780%)(b)	290	288,658
4.83%, 01/16/29, (1-day SOFR + 0.930%)(a)(b)	295	295,377
Security	Par (000)	Value
Banks (continued)
7.41%, 10/30/29, (1-day SOFR + 2.800%)(a)(b)	$800	$859,964
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	252	244,540
4.65%, 01/27/26	422	421,722
4.70%, 01/27/28	870	873,558
5.40%, 11/21/25	530	531,949
Mitsubishi UFJ Financial Group Inc.
1.41%, 07/17/25	1,024	1,017,069
1.54%, 07/20/27, (1-year CMT + 0.750%)(b)	1,665	1,606,636
1.64%, 10/13/27, (1-year CMT + 0.670%)(b)	1,020	978,926
2.34%, 01/19/28, (1-year CMT + 0.830%)(b)	1,010	973,298
2.56%, 02/25/30	825	749,417
2.76%, 09/13/26	432	422,829
3.20%, 07/18/29	1,395	1,319,541
3.29%, 07/25/27	805	787,931
3.68%, 02/22/27	505	499,392
3.74%, 03/07/29	1,105	1,078,015
3.85%, 03/01/26(a)	1,676	1,669,230
3.96%, 03/02/28	1,002	992,060
4.05%, 09/11/28(a)	680	674,230
4.08%, 04/19/28, (1-year CMT + 1.300%)(b)	645	640,287
5.02%, 07/20/28, (1-year CMT + 1.950%)(b)	940	950,614
5.24%, 04/19/29, (1-year CMT + 1.700%)(b)	500	509,891
5.26%, 04/17/30, (1-year CMT + 0.820%)(b)	200	204,288
5.35%, 09/13/28, (1-year CMT + 1.900%)(b)	970	989,469
5.42%, 02/22/29, (1-year CMT + 1.380%)(b)	690	707,671
Mizuho Financial Group Inc.
1.23%, 05/22/27, (1-year CMT + 0.670%)(b)	875	845,100
1.55%, 07/09/27, (1-year CMT + 0.750%)(b)	614	592,373
2.23%, 05/25/26, (3-mo. CME Term SOFR + 1.092%)(b)	597	595,982
2.65%, 05/22/26, (1-year CMT + 0.900%)(b)	330	329,583
2.84%, 09/13/26	550	539,395
3.17%, 09/11/27	735	717,064
3.66%, 02/28/27	200	197,565
4.02%, 03/05/28	920	911,272
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(a)(b)	745	736,222
5.41%, 09/13/28, (1-year CMT + 2.050%)(a)(b)	745	759,579
5.67%, 05/27/29, (1-year CMT + 1.500%)(b)	795	819,972
5.78%, 07/06/29, (1-year CMT + 1.650%)(b)	1,210	1,252,159
Morgan Stanley
0.99%, 12/10/26, (1-day SOFR + 0.720%)(b)	2,150	2,101,592
1.51%, 07/20/27, (1-day SOFR + 0.858%)(b)	2,650	2,556,960
1.59%, 05/04/27, (1-day SOFR + 0.879%)(b)	3,032	2,942,767
2.48%, 01/21/28, (1-day SOFR + 1.000%)(b)	1,690	1,632,509
3.13%, 07/27/26	2,555	2,517,242
3.59%, 07/22/28(b)	2,885	2,822,578
3.63%, 01/20/27	2,245	2,223,596
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(b)	2,485	2,437,875
3.88%, 01/27/26	2,635	2,623,865
3.95%, 04/23/27	1,847	1,831,479
4.00%, 07/23/25	2,091	2,090,158
4.21%, 04/20/28, (1-day SOFR + 1.610%)(b)	2,185	2,173,085
4.35%, 09/08/26	2,305	2,300,027
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(b)	2,300	2,281,095
4.68%, 07/17/26, (1-day SOFR + 1.669%)(b)	1,650	1,650,562
5.00%, 11/24/25	1,797	1,802,136
5.05%, 01/28/27, (1-day SOFR + 1.295%)(b)	835	837,876
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.12%, 02/01/29, (1-day SOFR + 1.730%)(b)	$1,980	$2,010,338
5.16%, 04/20/29, (1-day SOFR + 1.590%)(b)	1,645	1,674,242
5.17%, 01/16/30, (1-day SOFR + 1.450%)(b)	1,280	1,302,680
5.45%, 07/20/29, (1-day SOFR + 1.630%)(b)	1,875	1,923,788
5.65%, 04/13/28, (1-day SOFR +1.010%)(b)	1,375	1,404,232
5.66%, 04/18/30, (1-day SOFR + 1.260%)(b)	1,015	1,049,126
6.14%, 10/16/26, (1-day SOFR + 1.770%)(b)	720	724,254
6.25%, 08/09/26	985	1,007,196
6.30%, 10/18/28, (1-day SOFR + 2.240%)(b)	1,840	1,915,062
6.41%, 11/01/29, (1-day SOFR + 1.830%)(b)	1,855	1,962,527
Series ., 4.99%, 04/12/29, (1-day SOFR + 1.380%)(b)	575	582,617
Morgan Stanley Bank NA
4.45%, 10/15/27, (1-day SOFR + 0.680%)(b)	1,735	1,735,906
4.75%, 04/21/26	1,470	1,475,702
4.95%, 01/14/28, (1-day SOFR + 1.080%)(b)	1,380	1,390,885
4.97%, 07/14/28, (1-day SOFR + 0.930%)(b)	820	827,664
5.02%, 01/12/29, (1-day SOFR + 0.906%)(b)	1,780	1,805,058
5.48%, 07/16/25	910	910,812
5.50%, 05/26/28, (1-day SOFR + 0.865%)(b)	1,890	1,926,013
5.88%, 10/30/26	1,680	1,718,369
National Australia Bank Ltd./New York
2.50%, 07/12/26	775	760,702
3.38%, 01/14/26	440	437,358
3.50%, 06/09/25	490	489,376
3.91%, 06/09/27	770	768,106
4.50%, 10/26/27	680	685,702
4.75%, 12/10/25	645	646,226
4.79%, 01/10/29	690	703,059
4.90%, 06/13/28	715	730,294
4.90%, 01/14/30	500	512,974
4.94%, 01/12/28	875	892,839
4.97%, 01/12/26	775	778,151
5.09%, 06/11/27	710	724,480
5.20%, 05/13/25	275	275,055
National Bank of Canada
4.50%, 10/10/29(a)	755	750,609
4.95%, 02/01/28, (1-day SOFR + 0.795%)(b)	465	468,601
5.60%, 07/02/27, (1-day SOFR + 1.036%)(b)	374	378,355
5.60%, 12/18/28	690	715,090
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(b)	1,052	1,017,365
3.07%, 05/22/28, (1-year CMT + 2.550%)(a)(b)	695	674,437
4.80%, 04/05/26	1,043	1,046,076
4.89%, 05/18/29(b)	1,300	1,307,343
5.08%, 01/27/30(b)	1,305	1,315,504
5.52%, 09/30/28, (1-year CMT + 2.270%)(a)(b)	640	652,434
5.58%, 03/01/28, (1-year CMT + 1.100%)(a)(b)	965	981,241
5.81%, 09/13/29, (1-year CMT + 1.950%)(a)(b)	940	971,250
5.85%, 03/02/27, (1-year CMT + 1.350%)(b)	485	489,563
7.47%, 11/10/26, (1-year CMT + 2.850%)(b)	995	1,008,808
Northern Trust Corp.
3.15%, 05/03/29	370	355,269
3.65%, 08/03/28	675	663,857
4.00%, 05/10/27(a)	765	763,904
PNC Bank NA
2.70%, 10/22/29	565	519,165
3.10%, 10/25/27	805	784,359
3.25%, 06/01/25	557	556,302
3.25%, 01/22/28	560	544,830
4.05%, 07/26/28	1,160	1,142,002
Security	Par (000)	Value
Banks (continued)
4.20%, 11/01/25	$250	$249,382
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	445	427,863
2.55%, 01/22/30(a)	1,505	1,373,260
2.60%, 07/23/26	565	553,440
3.15%, 05/19/27	620	605,293
3.45%, 04/23/29	1,080	1,042,794
4.76%, 01/26/27, (1-day SOFR Index + 1.085%)(a)(b)	945	945,156
5.10%, 07/23/27, (1-day SOFR + 0.796%)(b)	665	668,462
5.30%, 01/21/28, (1-day SOFR + 1.342%)(b)	630	639,295
5.35%, 12/02/28, (1-day SOFR + 1.620%)(b)	725	739,832
5.58%, 06/12/29, (1-day SOFR + 1.841%)(b)	1,955	2,013,912
5.81%, 06/12/26, (1-day SOFR + 1.322%)(b)	777	777,520
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(b)	835	859,437
Regions Financial Corp.
1.80%, 08/12/28	370	337,448
2.25%, 05/18/25	89	88,871
Royal Bank of Canada
0.88%, 01/20/26(a)	934	912,627
1.15%, 06/10/25	971	967,358
1.15%, 07/14/26	1,307	1,261,594
1.20%, 04/27/26	1,297	1,257,852
1.40%, 11/02/26	695	667,702
2.05%, 01/21/27	294	284,138
3.63%, 05/04/27	905	896,423
4.24%, 08/03/27	970	972,073
4.51%, 10/18/27, (1-day SOFR Index + 0.720%)(b)	515	515,520
4.52%, 10/18/28, (1-day SOFR Index + 0.860%)(b)	515	516,015
4.65%, 01/27/26(a)	1,099	1,099,957
4.72%, 03/27/28, (1-day SOFR Index + 0.810%)(b)	900	906,211
4.88%, 01/12/26(a)	660	661,938
4.88%, 01/19/27	860	870,357
4.90%, 01/12/28	540	549,208
4.95%, 02/01/29	765	779,528
4.97%, 01/24/29, (1-day SOFR + 0.830%)(b)	1,215	1,231,189
5.07%, 07/23/27, (1-day SOFR + 0.790%)(b)	880	887,154
5.20%, 07/20/26	750	759,229
5.20%, 08/01/28	1,030	1,057,043
6.00%, 11/01/27	1,050	1,093,366
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(b)	650	623,583
3.24%, 10/05/26	610	596,357
3.45%, 06/02/25	638	637,096
4.40%, 07/13/27	612	608,848
4.50%, 07/17/25	671	671,165
5.47%, 03/20/29, (1-day SOFR + 1.610%)(b)	465	466,919
5.81%, 09/09/26, (1-day SOFR + 2.328%)(a)(b)	220	220,495
6.12%, 05/31/27, (1-day SOFR + 1.232%)(b)	290	293,110
6.17%, 01/09/30, (1-day SOFR + 2.500%)(b)	820	843,903
6.50%, 03/09/29, (1-day SOFR + 2.356%)(b)	710	735,999
6.57%, 06/12/29, (1-day SOFR + 2.700%)(b)	540	560,082
Santander U.K. Group Holdings PLC
1.53%, 08/21/26, (1-year CMT + 1.250%)(b)	432	427,488
1.67%, 06/14/27, (1-day SOFR + 0.989%)(b)	525	507,028
2.47%, 01/11/28, (1-day SOFR + 1.220%)(b)	543	522,102
3.82%, 11/03/28(b)	725	707,175
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.53%, 01/10/29, (1-day SOFR + 2.600%)(b)	$890	$926,717
6.83%, 11/21/26, (1-day SOFR + 2.749%)(b)	1,020	1,030,367
Standard Chartered Bank/New York, 4.85%, 12/03/27	250	252,867
State Street Bank & Trust Co.
4.59%, 11/25/26	645	650,502
4.78%, 11/23/29	690	700,636
State Street Corp.
2.40%, 01/24/30(a)	1,010	929,439
2.65%, 05/19/26	377	371,289
3.55%, 08/18/25	531	530,128
4.33%, 10/22/27	720	723,292
4.54%, 02/28/28(a)	770	777,665
4.54%, 04/24/28, (1-day SOFR + 0.950%)(a)(b)	215	216,346
4.73%, 02/28/30	465	469,833
4.83%, 04/24/30	550	557,823
4.99%, 03/18/27	1,217	1,235,011
5.27%, 08/03/26	1,595	1,616,219
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25	275	274,373
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	614	599,050
1.40%, 09/17/26	1,405	1,349,178
1.47%, 07/08/25	1,640	1,631,356
1.90%, 09/17/28	1,545	1,422,927
2.17%, 01/14/27	295	284,737
2.47%, 01/14/29	655	609,324
2.63%, 07/14/26	1,595	1,563,921
2.72%, 09/27/29	445	411,500
2.75%, 01/15/30	1,050	965,373
3.01%, 10/19/26	1,025	1,006,335
3.04%, 07/16/29	1,935	1,819,590
3.35%, 10/18/27(a)	465	454,760
3.36%, 07/12/27	1,275	1,250,993
3.45%, 01/11/27(a)	850	838,456
3.54%, 01/17/28	485	475,393
3.78%, 03/09/26	950	945,418
3.94%, 07/19/28	640	632,308
4.31%, 10/16/28	480	478,847
5.24%, 04/15/30	420	430,353
5.32%, 07/09/29	675	692,821
5.46%, 01/13/26	1,377	1,385,371
5.52%, 01/13/28	1,415	1,458,949
5.71%, 01/13/30	825	859,689
5.72%, 09/14/28	885	919,723
5.80%, 07/13/28	648	673,490
5.88%, 07/13/26	552	561,167
Synchrony Bank
5.40%, 08/22/25	520	519,498
5.63%, 08/23/27	380	384,050
Synovus Bank, 5.63%, 02/15/28	265	265,834
Toronto-Dominion Bank (The)
0.75%, 09/11/25	545	537,657
0.75%, 01/06/26(a)	899	877,086
1.15%, 06/12/25	720	717,434
1.20%, 06/03/26	890	860,652
1.25%, 09/10/26	1,345	1,291,073
1.95%, 01/12/27	530	510,072
2.80%, 03/10/27	735	714,750
3.77%, 06/06/25	1,250	1,249,100
4.11%, 06/08/27	1,140	1,135,747
4.57%, 12/17/26	685	687,633
Security	Par (000)	Value
Banks (continued)
4.69%, 09/15/27	$1,060	$1,068,691
4.78%, 12/17/29	685	690,547
4.86%, 01/31/28	550	557,577
4.98%, 04/05/27	555	561,734
4.99%, 04/05/29	710	723,906
5.10%, 01/09/26	685	689,412
5.16%, 01/10/28	930	949,661
5.26%, 12/11/26(a)	445	451,367
5.52%, 07/17/28	1,045	1,082,514
5.53%, 07/17/26	1,705	1,728,239
Truist Bank
2.25%, 03/11/30	920	810,183
3.30%, 05/15/26	290	286,359
3.63%, 09/16/25	905	901,109
3.80%, 10/30/26	480	474,468
4.05%, 11/03/25(a)	373	372,722
4.63%, 09/17/29, (5-year CMT + 1.150%)(a)(b)	630	615,642
Truist Financial Corp.
1.13%, 08/03/27(a)	500	466,445
1.20%, 08/05/25	517	512,213
1.27%, 03/02/27, (1-day SOFR + 0.609%)(a)(b)	843	819,115
1.89%, 06/07/29, (1-day SOFR + 0.862%)(b)	765	705,038
3.70%, 06/05/25	717	716,265
3.88%, 03/19/29	755	729,102
4.00%, 05/01/25	687	687,000
4.12%, 06/06/28, (1-day SOFR + 1.368%)(b)	667	663,497
4.26%, 07/28/26, (1-day SOFR + 1.456%)(a)(b)	1,135	1,132,371
4.87%, 01/26/29, (1-day SOFR + 1.435%)(b)	1,220	1,228,772
5.44%, 01/24/30, (1-day SOFR + 1.620%)(b)	1,255	1,281,112
5.90%, 10/28/26, (1-day SOFR + 1.626%)(b)	530	532,763
6.05%, 06/08/27, (1-day SOFR + 2.050%)(b)	855	868,951
7.16%, 10/30/29, (1-day SOFR + 2.446%)(b)	1,328	1,433,457
U.S. Bancorp
1.45%, 05/12/25	905	904,171
2.22%, 01/27/28, (1-day SOFR + 0.730%)(b)	935	899,406
3.00%, 07/30/29	762	711,467
3.10%, 04/27/26	660	652,071
3.90%, 04/26/28	665	659,935
3.95%, 11/17/25	385	384,011
4.55%, 07/22/28, (1-day SOFR + 1.660%)(b)	1,282	1,284,866
4.65%, 02/01/29, (1-day SOFR + 1.230%)(b)	1,225	1,228,860
5.38%, 01/23/30, (1-day SOFR + 1.560%)(b)	1,117	1,142,994
5.73%, 10/21/26, (1-day SOFR + 1.430%)(b)	1,100	1,105,176
5.78%, 06/12/29, (1-day SOFR + 2.020%)(b)	1,405	1,452,071
6.79%, 10/26/27, (1-day SOFR + 1.880%)(b)	675	697,728
Series V, 2.38%, 07/22/26	789	773,053
Series X, 3.15%, 04/27/27(a)	915	897,283
U.S. Bank NA/Cincinnati OH, 4.51%, 10/22/27, (1-day SOFR + 0.690%)(b)	905	905,388
UBS AG/London
1.25%, 06/01/26	502	486,063
5.65%, 09/11/28	1,265	1,313,253
5.80%, 09/11/25	495	498,086
UBS AG/Stamford CT
1.25%, 08/07/26	1,030	991,382
4.86%, 01/10/28, (1-day SOFR + 0.720%)(a)(b)	765	769,385
5.00%, 07/09/27	708	717,995
7.50%, 02/15/28	1,933	2,090,568
UBS Group AG, 4.55%, 04/17/26	1,265	1,265,679
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(b)	2,690	2,577,264
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.00%, 04/22/26	$1,873	$1,848,516
3.00%, 10/23/26	2,375	2,329,624
3.20%, 06/17/27, (3-mo. CME Term SOFR + 1.432%)(b)	2,375	2,340,890
3.53%, 03/24/28, (1-day SOFR + 1.510%)(b)	3,355	3,298,187
3.55%, 09/29/25(a)	2,485	2,476,381
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.572%)(b)	2,460	2,414,539
4.10%, 06/03/26	2,407	2,397,999
4.15%, 01/24/29	2,020	1,998,677
4.30%, 07/22/27	2,135	2,132,487
4.54%, 08/15/26, (1-day SOFR + 1.560%)(b)	1,982	1,980,652
4.81%, 07/25/28, (1-day SOFR + 1.980%)(b)	2,372	2,386,865
4.97%, 04/23/29, (1-day SOFR + 1.370%)(b)	2,250	2,277,383
5.20%, 01/23/30, (1-day SOFR + 1.500%)(b)	2,095	2,136,237
5.57%, 07/25/29, (1-day SOFR + 1.740%)(b)	3,325	3,420,340
5.71%, 04/22/28, (1-day SOFR +1.070%)(b)	2,405	2,458,132
6.30%, 10/23/29, (1-day SOFR + 1.790%)(b)	2,350	2,478,951
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.780%)(a)(b)	1,665	1,675,707
Wells Fargo Bank NA
4.81%, 01/15/26	1,240	1,243,600
5.25%, 12/11/26	2,240	2,275,435
5.45%, 08/07/26	1,665	1,688,307
5.55%, 08/01/25	1,562	1,564,734
Westpac Banking Corp.
1.15%, 06/03/26	933	903,350
1.95%, 11/20/28	960	890,032
2.65%, 01/16/30	530	492,519
2.70%, 08/19/26	620	609,030
2.85%, 05/13/26	965	952,337
3.35%, 03/08/27	650	642,686
3.40%, 01/25/28(a)	775	761,763
3.74%, 08/26/25	265	264,386
4.04%, 08/26/27	475	475,504
4.60%, 10/20/26	455	458,531
5.05%, 04/16/29	575	592,196
5.20%, 04/16/26	420	423,900
5.46%, 11/18/27	940	970,765
5.51%, 11/17/25	647	653,214
5.54%, 11/17/28	965	1,009,174
		700,638,359
Beverages — 1.5%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26(a)	100	99,452
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28(a)	1,370	1,374,298
4.75%, 01/23/29(a)	3,289	3,338,649
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	975	901,823
1.45%, 06/01/27	1,160	1,103,874
1.50%, 03/05/28(a)	530	496,992
2.13%, 09/06/29(a)	780	721,871
2.90%, 05/25/27	310	304,334
3.38%, 03/25/27	765	758,135
3.45%, 03/25/30	791	766,945
Coca-Cola Consolidated Inc., 5.25%, 06/01/29	540	554,694
Constellation Brands Inc.
3.15%, 08/01/29	685	644,880
3.50%, 05/09/27	405	397,355
3.60%, 02/15/28	615	599,834
Security	Par (000)	Value
Beverages (continued)
3.70%, 12/06/26	$536	$529,780
4.35%, 05/09/27	495	493,393
4.40%, 11/15/25	499	498,978
4.65%, 11/15/28(a)	365	365,909
4.80%, 05/01/30	175	176,746
5.00%, 02/02/26	505	506,314
Diageo Capital PLC
1.38%, 09/29/25	580	572,473
2.00%, 04/29/30(a)	700	621,633
2.38%, 10/24/29	800	736,433
3.88%, 05/18/28	405	400,407
5.20%, 10/24/25	535	537,647
5.30%, 10/24/27	595	608,964
5.38%, 10/05/26	20	20,301
Keurig Dr Pepper Inc.
3.40%, 11/15/25	457	453,740
3.95%, 04/15/29	795	777,051
4.35%, 05/15/28	250	250,316
4.42%, 05/25/25	447	446,996
4.60%, 05/25/28	875	879,036
4.60%, 05/15/30	250	249,837
5.05%, 03/15/29	615	625,808
5.10%, 03/15/27(a)	340	343,950
Molson Coors Beverage Co., 3.00%, 07/15/26	1,530	1,505,192
PepsiCo Inc.
2.38%, 10/06/26	735	719,232
2.63%, 03/19/27	510	498,137
2.63%, 07/29/29	780	734,121
2.75%, 03/19/30	1,140	1,060,924
2.85%, 02/24/26(a)	725	717,343
3.00%, 10/15/27	390	381,037
3.50%, 07/17/25	653	652,412
3.60%, 02/18/28	610	604,911
4.40%, 02/07/27(a)	320	322,912
4.45%, 02/07/28	350	354,318
4.45%, 05/15/28	515	522,319
4.50%, 07/17/29	655	665,872
4.55%, 02/13/26	470	470,843
4.60%, 02/07/30	450	457,829
5.13%, 11/10/26	551	559,629
5.25%, 11/10/25	685	690,224
7.00%, 03/01/29	360	396,516
Pepsico Singapore Financing I Pte Ltd., 4.65%, 02/16/27	455	459,553
		33,932,172
Biotechnology — 1.0%
Amgen Inc.
1.65%, 08/15/28	990	909,773
2.20%, 02/21/27	1,337	1,289,242
2.45%, 02/21/30	990	898,591
2.60%, 08/19/26	965	944,873
3.00%, 02/22/29	620	589,760
3.13%, 05/01/25	842	842,000
3.20%, 11/02/27	275	268,259
4.05%, 08/18/29	1,155	1,135,750
5.15%, 03/02/28	2,917	2,977,844
5.25%, 03/02/30(a)	2,125	2,184,266
5.51%, 03/02/26	1,320	1,320,943
Baxalta Inc., 4.00%, 06/23/25	615	614,920
Gilead Sciences Inc.
1.20%, 10/01/27	550	514,446
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
2.95%, 03/01/27	$905	$887,476
3.65%, 03/01/26	2,273	2,261,048
4.80%, 11/15/29	595	605,274
Illumina Inc.
4.65%, 09/09/26	405	405,843
5.75%, 12/13/27	425	434,403
5.80%, 12/12/25	470	473,210
Royalty Pharma PLC
1.20%, 09/02/25	767	758,714
1.75%, 09/02/27	765	717,911
5.15%, 09/02/29	455	459,632
		21,494,178
Building Materials — 0.4%
Carrier Global Corp.
2.49%, 02/15/27	1,070	1,038,714
2.72%, 02/15/30	1,220	1,126,725
CRH SMW Finance DAC
5.13%, 01/09/30	975	993,454
5.20%, 05/21/29(a)	580	592,331
Fortune Brands Innovations Inc.
3.25%, 09/15/29(a)	500	469,818
4.00%, 06/15/25	440	439,455
Holcim Finance U.S. LLC
4.60%, 04/07/27(c)	150	150,545
4.70%, 04/07/28(c)	550	553,459
4.95%, 04/07/30(c)	705	711,909
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.50%, 04/19/29	525	543,197
Martin Marietta Materials Inc.
3.50%, 12/15/27	275	268,289
Series CB, 2.50%, 03/15/30(a)	335	304,149
Masco Corp., 1.50%, 02/15/28	402	369,542
Mohawk Industries Inc., 5.85%, 09/18/28	475	491,636
Owens Corning, 5.50%, 06/15/27	140	142,549
Trane Technologies Financing Ltd., 3.80%, 03/21/29	520	509,151
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28	505	496,097
Vulcan Materials Co., 4.95%, 12/01/29	335	337,797
		9,538,817
Chemicals — 0.8%
Air Products and Chemicals Inc.
1.50%, 10/15/25(a)	466	460,322
1.85%, 05/15/27	615	589,444
4.60%, 02/08/29	612	620,463
Albemarle Corp., 4.65%, 06/01/27(a)	652	637,914
Dow Chemical Co. (The)
4.80%, 11/30/28(a)	260	262,840
7.38%, 11/01/29	500	551,543
DuPont de Nemours Inc.
4.49%, 11/15/25	1,470	1,466,739
4.73%, 11/15/28	1,750	1,768,518
Eastman Chemical Co.
4.50%, 12/01/28	415	412,739
5.00%, 08/01/29	415	417,807
Ecolab Inc.
1.65%, 02/01/27	430	413,112
2.70%, 11/01/26	625	613,227
3.25%, 12/01/27	115	112,923
4.80%, 03/24/30(a)	400	408,405
Security	Par (000)	Value
Chemicals (continued)
5.25%, 01/15/28(a)	$749	$773,251
EIDP Inc.
1.70%, 07/15/25	513	509,909
4.50%, 05/15/26(a)	365	365,649
FMC Corp.
3.20%, 10/01/26	285	278,511
3.45%, 10/01/29	380	348,312
5.15%, 05/18/26	555	555,709
Linde Inc./CT, 3.20%, 01/30/26(a)	648	643,097
LYB International Finance II BV, 3.50%, 03/02/27	260	255,122
Mosaic Co. (The), 4.05%, 11/15/27	140	138,259
Nutrien Ltd.
4.20%, 04/01/29	530	522,791
4.90%, 03/27/28(a)	700	709,485
5.95%, 11/07/25	305	307,609
PPG Industries Inc.
1.20%, 03/15/26	612	595,046
3.75%, 03/15/28	185	182,117
Sherwin-Williams Co. (The)
2.95%, 08/15/29	585	546,968
3.45%, 06/01/27	1,155	1,134,966
Westlake Corp., 3.60%, 08/15/26	625	617,415
		17,220,212
Commercial Services — 0.8%
Automatic Data Processing Inc.
1.70%, 05/15/28	680	635,804
3.38%, 09/15/25(a)	831	830,186
Block Financial LLC, 2.50%, 07/15/28	450	418,166
Cintas Corp. No. 2, 3.70%, 04/01/27	455	451,294
Equifax Inc.
4.80%, 09/15/29	490	491,324
5.10%, 12/15/27	680	688,155
5.10%, 06/01/28	520	528,231
Global Payments Inc.
1.20%, 03/01/26	856	829,061
2.15%, 01/15/27	582	557,217
3.20%, 08/15/29(a)	965	897,501
4.80%, 04/01/26	726	725,320
4.95%, 08/15/27	320	321,061
5.30%, 08/15/29	360	362,807
GXO Logistics Inc., 6.25%, 05/06/29(a)	487	494,914
Moody's Corp., 3.25%, 01/15/28(a)	360	351,772
PayPal Holdings Inc.
1.65%, 06/01/25	841	839,113
2.65%, 10/01/26	997	978,687
2.85%, 10/01/29	1,145	1,075,345
3.90%, 06/01/27	360	358,168
Quanta Services Inc., 4.75%, 08/09/27(a)	380	381,854
RELX Capital Inc.
4.00%, 03/18/29	610	602,671
4.75%, 03/27/30(a)	575	581,461
S&P Global Inc.
2.45%, 03/01/27	980	951,838
2.50%, 12/01/29(a)	395	365,205
2.70%, 03/01/29	912	860,738
2.95%, 01/22/27	415	406,813
4.25%, 05/01/29	725	722,203
4.75%, 08/01/28	520	528,207
Verisk Analytics Inc., 4.13%, 03/15/29	425	418,355
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Yale University, Series 2020, 1.48%, 04/15/30	$300	$265,959
		17,919,430
Computers — 2.8%
Accenture Capital Inc.
3.90%, 10/04/27	505	504,378
4.05%, 10/04/29	910	904,559
Apple Inc.
0.55%, 08/20/25	1,018	1,007,576
0.70%, 02/08/26(a)	2,020	1,966,101
1.13%, 05/11/25	1,417	1,415,881
1.40%, 08/05/28	1,790	1,654,863
2.05%, 09/11/26	2,070	2,019,470
2.20%, 09/11/29	1,340	1,245,092
2.45%, 08/04/26	1,850	1,818,093
2.90%, 09/12/27(a)	1,525	1,494,708
3.00%, 06/20/27	975	957,904
3.00%, 11/13/27	1,114	1,091,914
3.20%, 05/13/25	1,350	1,349,612
3.20%, 05/11/27(a)	1,530	1,511,426
3.25%, 02/23/26	2,580	2,566,878
3.25%, 08/08/29	735	715,733
3.35%, 02/09/27	1,830	1,814,764
4.00%, 05/10/28(a)	1,135	1,143,580
CGI Inc.
1.45%, 09/14/26	10	9,588
4.95%, 03/14/30(c)	450	452,132
Dell International LLC/EMC Corp.
4.35%, 02/01/30(a)	445	436,496
4.75%, 04/01/28	215	216,679
4.90%, 10/01/26	1,365	1,370,244
5.00%, 04/01/30	670	671,369
5.25%, 02/01/28	765	780,811
5.30%, 10/01/29	1,395	1,422,716
6.02%, 06/15/26	2,261	2,287,304
6.10%, 07/15/27(a)	320	330,286
DXC Technology Co.
1.80%, 09/15/26	570	547,268
2.38%, 09/15/28	625	572,431
Fortinet Inc., 1.00%, 03/15/26	490	475,114
Hewlett Packard Enterprise Co.
1.75%, 04/01/26	660	642,787
4.40%, 09/25/27	880	879,409
4.45%, 09/25/26	995	994,884
4.55%, 10/15/29	1,215	1,203,538
4.90%, 10/15/25	2,130	2,133,526
5.25%, 07/01/28	400	408,163
HP Inc.
1.45%, 06/17/26	402	387,969
2.20%, 06/17/25	1,036	1,033,253
3.00%, 06/17/27	775	749,622
4.00%, 04/15/29	880	852,249
4.75%, 01/15/28	700	702,560
5.40%, 04/25/30	225	227,040
IBM International Capital Pte Ltd.
4.60%, 02/05/27	422	424,670
4.60%, 02/05/29	435	437,364
4.70%, 02/05/26	555	556,825
International Business Machines Corp.
1.70%, 05/15/27	837	796,259
2.20%, 02/09/27	500	482,087
3.30%, 05/15/26	2,170	2,146,847
Security	Par (000)	Value
Computers (continued)
3.30%, 01/27/27	$417	$410,498
3.45%, 02/19/26	1,119	1,111,511
3.50%, 05/15/29	2,445	2,363,873
4.00%, 07/27/25	615	614,713
4.15%, 07/27/27(a)	475	474,358
4.50%, 02/06/26	685	685,493
4.50%, 02/06/28(a)	785	791,960
4.65%, 02/10/28	545	551,007
7.00%, 10/30/25	1,668	1,687,119
Series .., 4.80%, 02/10/30(a)	700	708,214
Kyndryl Holdings Inc.
2.05%, 10/15/26	590	568,543
2.70%, 10/15/28(a)	185	172,935
NetApp Inc.
1.88%, 06/22/25	563	560,804
2.38%, 06/22/27	430	409,861
Western Digital Corp., 2.85%, 02/01/29	300	273,167
		61,198,078
Cosmetics & Personal Care — 1.0%
Colgate-Palmolive Co.
3.10%, 08/15/27	410	404,092
4.20%, 05/01/30	315	316,178
4.60%, 03/01/28(a)	397	405,710
4.80%, 03/02/26(a)	582	585,720
Estee Lauder Companies Inc. (The)
2.38%, 12/01/29	440	400,354
2.60%, 04/15/30(a)	480	437,059
3.15%, 03/15/27	300	293,767
4.38%, 05/15/28(a)	695	696,037
Haleon U.S. Capital LLC
3.38%, 03/24/27	1,540	1,514,592
3.38%, 03/24/29	810	779,222
Kenvue Inc.
5.00%, 03/22/30(a)	733	755,084
5.05%, 03/22/28	780	802,685
5.35%, 03/22/26(a)	800	808,777
Procter & Gamble Co. (The)
0.55%, 10/29/25	852	839,200
1.00%, 04/23/26	742	720,598
1.90%, 02/01/27	895	866,945
2.45%, 11/03/26	720	705,316
2.70%, 02/02/26(a)	550	545,304
2.80%, 03/25/27	475	465,469
2.85%, 08/11/27	545	533,066
3.00%, 03/25/30	1,090	1,039,535
3.95%, 01/26/28	1,065	1,074,080
4.05%, 05/01/30	525	525,928
4.10%, 01/26/26(a)	585	586,040
4.15%, 10/24/29	345	347,673
4.35%, 01/29/29	450	457,661
Unilever Capital Corp.
2.00%, 07/28/26(a)	320	312,702
2.13%, 09/06/29	687	632,921
2.90%, 05/05/27	783	766,725
3.10%, 07/30/25	484	482,320
3.50%, 03/22/28	1,025	1,011,258
4.25%, 08/12/27	295	296,335
4.88%, 09/08/28	565	580,063
		20,988,416
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Distribution & Wholesale — 0.0%
LKQ Corp., 5.75%, 06/15/28	$595	$607,940
Diversified Financial Services — 3.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26	890	869,993
2.45%, 10/29/26	3,060	2,959,570
3.00%, 10/29/28	2,910	2,749,073
3.65%, 07/21/27	775	756,329
3.88%, 01/23/28	490	479,808
4.45%, 10/01/25	550	549,009
4.45%, 04/03/26	550	547,485
4.63%, 10/15/27	490	489,135
4.63%, 09/10/29	935	926,720
4.88%, 04/01/28	465	467,427
5.10%, 01/19/29	595	601,490
5.75%, 06/06/28(a)	792	815,434
6.10%, 01/15/27	575	587,306
6.45%, 04/15/27	1,179	1,215,372
6.50%, 07/15/25	1,102	1,105,000
Air Lease Corp.
1.88%, 08/15/26	942	909,256
2.10%, 09/01/28	405	373,372
2.20%, 01/15/27	630	605,292
3.00%, 02/01/30(a)	430	395,897
3.25%, 10/01/29	430	403,431
3.38%, 07/01/25	703	701,276
3.63%, 04/01/27(a)	343	337,962
3.63%, 12/01/27	540	527,344
3.75%, 06/01/26	635	628,543
4.63%, 10/01/28	310	309,502
5.10%, 03/01/29	300	303,991
5.30%, 06/25/26	470	472,999
5.30%, 02/01/28	543	552,469
5.85%, 12/15/27	645	664,354
Aircastle Ltd., 4.25%, 06/15/26	680	673,188
Ally Financial Inc.
2.20%, 11/02/28	480	434,284
4.75%, 06/09/27(a)	575	572,136
5.80%, 05/01/25	336	336,000
7.10%, 11/15/27	450	470,162
American Express Co.
1.65%, 11/04/26	822	790,340
2.55%, 03/04/27	1,260	1,222,460
3.13%, 05/20/26	595	587,753
3.30%, 05/03/27	1,180	1,158,874
4.05%, 05/03/29	742	737,481
4.20%, 11/06/25	1,729	1,728,284
4.90%, 02/13/26	705	707,118
5.85%, 11/05/27	1,265	1,312,857
Ameriprise Financial Inc.
2.88%, 09/15/26	465	456,958
5.70%, 12/15/28(a)	550	575,731
Ares Management Corp., 6.38%, 11/10/28	400	422,712
BGC Group Inc., 6.15%, 04/02/30(c)	500	498,488
Brookfield Finance Inc.
3.90%, 01/25/28	1,050	1,032,418
4.25%, 06/02/26	368	366,504
4.35%, 04/15/30	525	512,479
4.85%, 03/29/29	660	663,062
Security	Par (000)	Value
Diversified Financial Services (continued)
Capital One Financial Corp.
3.65%, 05/11/27	$660	$649,216
3.75%, 07/28/26(a)	648	640,288
3.75%, 03/09/27	737	727,154
3.80%, 01/31/28(a)	965	946,023
4.20%, 10/29/25	918	916,229
Cboe Global Markets Inc., 3.65%, 01/12/27	590	585,221
Charles Schwab Corp. (The)
0.90%, 03/11/26(a)	1,095	1,063,027
1.15%, 05/13/26	679	658,107
2.00%, 03/20/28(a)	1,325	1,247,041
2.45%, 03/03/27	1,315	1,275,611
3.20%, 03/02/27	620	608,953
3.20%, 01/25/28	655	638,233
3.25%, 05/22/29	495	474,104
3.30%, 04/01/27	575	565,455
3.85%, 05/21/25	591	590,810
4.00%, 02/01/29(a)	240	237,876
4.63%, 03/22/30	375	379,648
5.88%, 08/24/26	650	662,460
CME Group Inc.
3.75%, 06/15/28	400	397,470
4.40%, 03/15/30	590	594,989
Discover Financial Services
4.10%, 02/09/27	560	554,978
4.50%, 01/30/26	200	199,381
Intercontinental Exchange Inc.
3.10%, 09/15/27	419	408,610
3.63%, 09/01/28	805	788,735
3.65%, 05/23/25	962	961,395
3.75%, 12/01/25	1,115	1,113,995
3.75%, 09/21/28	520	510,911
4.00%, 09/15/27	1,485	1,478,597
4.35%, 06/15/29	987	988,886
Jefferies Financial Group Inc.
4.15%, 01/23/30	845	812,893
4.85%, 01/15/27	650	653,914
5.88%, 07/21/28	855	876,546
Lazard Group LLC
4.38%, 03/11/29(a)	425	415,946
4.50%, 09/19/28	425	420,268
LPL Holdings Inc.
4.90%, 04/03/28	100	100,461
5.15%, 06/15/30(a)	100	100,166
5.20%, 03/15/30(a)	520	524,876
5.70%, 05/20/27	285	290,500
6.75%, 11/17/28(a)	570	605,500
Mastercard Inc.
2.95%, 11/21/26	555	546,485
2.95%, 06/01/29	707	676,366
3.30%, 03/26/27	715	707,276
3.35%, 03/26/30	1,075	1,033,145
3.50%, 02/26/28	445	439,953
4.10%, 01/15/28	350	352,046
4.88%, 03/09/28	675	691,607
Nasdaq Inc.
3.85%, 06/30/26	383	381,108
5.35%, 06/28/28	853	876,286
5.65%, 06/28/25	92	92,230
Nomura Holdings Inc.
1.65%, 07/14/26	1,028	995,559
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
1.85%, 07/16/25	$1,205	$1,197,908
2.17%, 07/14/28	935	865,521
2.33%, 01/22/27	950	914,187
2.71%, 01/22/29	285	264,151
3.10%, 01/16/30	1,185	1,094,707
5.10%, 07/03/25	145	145,019
5.39%, 07/06/27	395	400,554
5.59%, 07/02/27	455	463,152
5.61%, 07/06/29	465	477,552
5.71%, 01/09/26	435	437,868
5.84%, 01/18/28	475	489,153
6.07%, 07/12/28	665	691,577
ORIX Corp.
3.70%, 07/18/27	175	172,336
4.65%, 09/10/29	440	440,692
5.00%, 09/13/27(a)	637	645,323
Raymond James Financial Inc., 4.65%, 04/01/30	350	352,863
Synchrony Financial
3.70%, 08/04/26	167	163,880
3.95%, 12/01/27	765	743,623
4.50%, 07/23/25	575	574,015
4.88%, 06/13/25	465	465,009
5.15%, 03/19/29	425	420,211
Visa Inc.
0.75%, 08/15/27(a)	285	266,317
1.90%, 04/15/27(a)	1,205	1,162,372
2.05%, 04/15/30	1,020	924,619
2.75%, 09/15/27	630	613,692
3.15%, 12/14/25	2,155	2,138,136
		86,545,099
Electric — 4.5%
AEP Texas Inc.
3.95%, 06/01/28	375	367,687
5.45%, 05/15/29	400	410,217
AES Corp. (The)
1.38%, 01/15/26	647	631,360
5.45%, 06/01/28	865	877,885
Alabama Power Co., 3.75%, 09/01/27	420	417,593
Ameren Corp.
1.95%, 03/15/27	420	401,842
5.00%, 01/15/29	425	430,977
5.70%, 12/01/26	480	488,278
American Electric Power Co. Inc.
5.20%, 01/15/29	775	790,778
5.75%, 11/01/27	315	324,861
Series J, 4.30%, 12/01/28	475	471,373
Avangrid Inc., 3.80%, 06/01/29	590	571,206
Berkshire Hathaway Energy Co., 3.25%, 04/15/28	430	419,741
CenterPoint Energy Houston Electric LLC
4.80%, 03/15/30	375	380,844
5.20%, 10/01/28(a)	300	308,856
CenterPoint Energy Inc.
1.45%, 06/01/26	435	420,484
5.40%, 06/01/29	500	514,197
Commonwealth Edison Co.
2.55%, 06/15/26	375	369,149
3.70%, 08/15/28	375	369,448
Connecticut Light and Power Co. (The), Series A, 3.20%, 03/15/27	350	344,390
Security	Par (000)	Value
Electric (continued)
Consolidated Edison Co. of New York Inc.
Series 20A, 3.35%, 04/01/30	$405	$386,954
Series D, 4.00%, 12/01/28	310	308,191
Constellation Energy Generation LLC
3.25%, 06/01/25	862	860,999
5.60%, 03/01/28(a)	525	541,290
Consumers Energy Co.
4.60%, 05/30/29	455	459,602
4.70%, 01/15/30	715	724,795
4.90%, 02/15/29(a)	330	336,507
Dominion Energy Inc.
3.90%, 10/01/25(a)	600	597,944
4.25%, 06/01/28	390	388,085
Series A, 1.45%, 04/15/26	450	436,925
Series C, 3.38%, 04/01/30	1,081	1,014,693
DTE Electric Co.
2.25%, 03/01/30(a)	370	335,730
4.85%, 12/01/26(a)	220	223,035
Series A, 1.90%, 04/01/28	485	456,088
DTE Energy Co.
2.85%, 10/01/26	470	459,832
4.88%, 06/01/28	635	641,206
4.95%, 07/01/27	650	656,513
5.10%, 03/01/29	945	957,980
5.20%, 04/01/30	725	737,183
Series F, 1.05%, 06/01/25	868	865,316
Duke Energy Carolinas LLC
2.45%, 02/01/30	390	357,363
3.95%, 11/15/28	630	624,389
Duke Energy Corp.
0.90%, 09/15/25	530	522,405
2.65%, 09/01/26	1,420	1,386,700
3.15%, 08/15/27	612	595,947
3.40%, 06/15/29	470	448,774
4.30%, 03/15/28	795	794,014
4.85%, 01/05/27	300	302,584
4.85%, 01/05/29(a)	515	521,488
5.00%, 12/08/25	465	467,545
5.00%, 12/08/27	420	426,286
Duke Energy Florida LLC
2.50%, 12/01/29(a)	605	558,961
3.20%, 01/15/27	330	325,597
3.80%, 07/15/28	432	425,929
Duke Energy Progress LLC
3.25%, 08/15/25	451	449,619
3.45%, 03/15/29	480	465,761
3.70%, 09/01/28	400	393,759
4.35%, 03/06/27	110	110,783
Edison International
4.13%, 03/15/28(a)	425	410,178
5.25%, 11/15/28(a)	340	334,245
5.45%, 06/15/29	385	379,620
5.75%, 06/15/27(a)	475	476,657
6.25%, 03/15/30(a)	360	364,982
6.95%, 11/15/29(a)	445	463,334
Emera U.S. Finance LP, 3.55%, 06/15/26	655	644,820
Entergy Arkansas LLC, 3.50%, 04/01/26	540	535,927
Entergy Corp.
0.90%, 09/15/25	682	673,734
1.90%, 06/15/28	445	413,790
2.95%, 09/01/26	673	659,579
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Evergy Inc., 2.90%, 09/15/29(a)	$575	$535,175
Eversource Energy
2.90%, 03/01/27(a)	562	546,002
4.60%, 07/01/27	540	541,246
5.45%, 03/01/28	890	911,459
5.95%, 02/01/29	560	583,628
Series O, 4.25%, 04/01/29	375	369,619
Exelon Corp.
2.75%, 03/15/27	495	481,572
3.40%, 04/15/26	562	555,817
3.95%, 06/15/25	821	819,978
4.05%, 04/15/30	865	842,700
5.15%, 03/15/28	720	734,868
5.15%, 03/15/29	450	459,883
FirstEnergy Corp.
2.65%, 03/01/30	480	434,772
Series B, 3.90%, 07/15/27	1,100	1,086,936
Florida Power & Light Co.
3.13%, 12/01/25	538	534,578
4.40%, 05/15/28	520	524,196
4.45%, 05/15/26	392	391,359
5.05%, 04/01/28	780	799,401
5.15%, 06/15/29(a)	590	610,650
Fortis Inc./Canada, 3.06%, 10/04/26	575	562,639
Georgia Power Co.
4.55%, 03/15/30	475	477,205
4.65%, 05/16/28	542	548,223
5.00%, 02/23/27(a)	275	279,197
Series B, 2.65%, 09/15/29	510	475,241
Interstate Power & Light Co., 4.10%, 09/26/28	250	247,351
ITC Holdings Corp., 3.35%, 11/15/27	337	327,360
MidAmerican Energy Co., 3.65%, 04/15/29	685	670,090
National Grid PLC, 5.60%, 06/12/28	485	499,731
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	480	463,191
4.12%, 09/16/27	320	320,339
4.45%, 03/13/26(a)	410	410,191
4.75%, 02/07/28	420	426,569
4.80%, 02/05/27(a)	465	471,008
4.80%, 03/15/28	445	452,450
4.85%, 02/07/29(a)	385	390,678
4.95%, 02/07/30(a)	335	341,087
5.15%, 06/15/29	300	307,832
5.45%, 10/30/25	522	524,672
Nevada Power Co., Series CC, 3.70%, 05/01/29(a)	430	420,876
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	775	741,608
1.90%, 06/15/28	1,570	1,456,316
2.75%, 11/01/29	765	707,896
3.50%, 04/01/29	415	398,912
3.55%, 05/01/27	795	782,272
4.45%, 06/20/25	1,122	1,121,084
4.63%, 07/15/27	945	950,898
4.85%, 02/04/28	445	451,660
4.90%, 02/28/28	997	1,009,601
4.90%, 03/15/29	700	708,418
4.95%, 01/29/26(a)	790	791,677
5.00%, 02/28/30(a)	440	448,119
5.05%, 03/15/30	770	781,921
5.75%, 09/01/25	385	387,008
NSTAR Electric Co., 3.20%, 05/15/27	475	466,175
Security	Par (000)	Value
Electric (continued)
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28	$420	$412,316
4.30%, 05/15/28	445	446,360
4.50%, 03/20/27(c)	380	382,360
4.65%, 11/01/29	400	403,581
Pacific Gas and Electric Co.
2.10%, 08/01/27	650	611,924
2.95%, 03/01/26(a)	489	481,585
3.00%, 06/15/28	620	586,406
3.15%, 01/01/26	1,517	1,498,199
3.30%, 12/01/27	835	805,052
3.45%, 07/01/25	435	434,226
3.50%, 06/15/25	710	708,859
3.75%, 07/01/28	599	579,623
5.55%, 05/15/29	710	719,517
6.10%, 01/15/29	670	692,421
PacifiCorp, 5.10%, 02/15/29	415	423,222
Pinnacle West Capital Corp., 1.30%, 06/15/25	591	588,321
PPL Capital Funding Inc., 3.10%, 05/15/26	520	512,785
Public Service Enterprise Group Inc.
0.80%, 08/15/25	540	534,836
4.90%, 03/15/30	415	419,100
5.20%, 04/01/29	590	604,294
5.85%, 11/15/27	440	455,613
5.88%, 10/15/28	550	574,142
Puget Energy Inc., 2.38%, 06/15/28	410	384,968
San Diego Gas & Electric Co.
2.50%, 05/15/26	390	381,826
4.95%, 08/15/28(a)	445	453,658
Sempra
3.25%, 06/15/27	465	451,935
3.40%, 02/01/28	765	742,198
3.70%, 04/01/29(a)	525	507,032
5.40%, 08/01/26	600	604,512
Southern California Edison Co.
2.85%, 08/01/29	380	349,785
4.40%, 09/06/26	135	134,725
4.88%, 02/01/27	630	632,431
5.15%, 06/01/29	475	480,139
5.25%, 03/15/30	605	610,028
5.30%, 03/01/28	555	562,402
5.35%, 03/01/26(a)	530	533,613
5.65%, 10/01/28	450	462,374
5.85%, 11/01/27	585	598,059
Series A, 4.20%, 03/01/29	335	327,598
Series D, 4.70%, 06/01/27	560	562,294
Southern Co. (The)
3.25%, 07/01/26	1,380	1,361,907
4.85%, 06/15/28	535	543,405
5.15%, 10/06/25	415	416,485
5.50%, 03/15/29	780	808,906
Series A, 3.70%, 04/30/30(a)	815	781,741
Southern Power Co., 4.15%, 12/01/25	403	403,335
Southwestern Electric Power Co.
Series M, 4.10%, 09/15/28	395	389,015
Series N, 1.65%, 03/15/26(a)	455	444,167
Tampa Electric Co., 4.90%, 03/01/29	10	10,152
Virginia Electric & Power Co.
Series A, 2.88%, 07/15/29	280	264,290
Series A, 3.15%, 01/15/26(a)	618	612,271
Series A, 3.50%, 03/15/27(a)	560	553,954
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Series A, 3.80%, 04/01/28	$430	$425,471
Series B, 3.75%, 05/15/27	345	342,165
WEC Energy Group Inc.
1.38%, 10/15/27	345	320,978
2.20%, 12/15/28	405	374,875
4.75%, 01/09/26(a)	825	826,911
5.00%, 09/27/25	605	605,976
Xcel Energy Inc.
1.75%, 03/15/27	385	366,007
2.60%, 12/01/29	335	305,958
3.30%, 06/01/25	541	540,416
3.35%, 12/01/26	452	444,215
4.00%, 06/15/28	557	548,830
		100,163,887
Electrical Components & Equipment — 0.1%
Emerson Electric Co.
0.88%, 10/15/26	794	756,676
1.80%, 10/15/27	215	203,942
2.00%, 12/21/28(a)	850	788,182
3.15%, 06/01/25	519	518,412
		2,267,212
Electronics — 0.7%
Amphenol Corp.
2.80%, 02/15/30(a)	670	625,273
4.35%, 06/01/29	385	386,023
5.05%, 04/05/27	275	279,941
Arrow Electronics Inc.
3.88%, 01/12/28	355	347,400
5.15%, 08/21/29	290	291,920
Avnet Inc.
4.63%, 04/15/26	290	289,436
6.25%, 03/15/28	350	362,249
Flex Ltd.
3.75%, 02/01/26	587	582,270
4.75%, 06/15/25	517	516,818
4.88%, 06/15/29(a)	525	521,445
Fortive Corp., 3.15%, 06/15/26	955	938,727
Honeywell International Inc.
1.10%, 03/01/27(a)	820	775,904
1.35%, 06/01/25	682	679,921
2.50%, 11/01/26	1,390	1,355,397
2.70%, 08/15/29	625	583,445
4.25%, 01/15/29	570	569,165
4.65%, 07/30/27	635	641,758
4.70%, 02/01/30	745	753,106
4.88%, 09/01/29	415	423,371
4.95%, 02/15/28	505	515,902
Jabil Inc.
1.70%, 04/15/26	452	439,209
3.60%, 01/15/30	270	254,234
3.95%, 01/12/28	270	264,861
4.25%, 05/15/27	380	378,455
Keysight Technologies Inc.
3.00%, 10/30/29	342	317,019
4.60%, 04/06/27	491	491,384
TD SYNNEX Corp.
1.75%, 08/09/26	575	549,135
2.38%, 08/09/28	430	396,452
Trimble Inc., 4.90%, 06/15/28	430	432,686
Tyco Electronics Group SA, 4.50%, 02/13/26(a)	175	175,051
Security	Par (000)	Value
Electronics (continued)
Vontier Corp.
1.80%, 04/01/26	$460	$446,848
2.40%, 04/01/28	387	361,837
		15,946,642
Engineering & Construction — 0.0%
Jacobs Engineering Group Inc., 6.35%, 08/18/28	365	380,913
MasTec Inc., 5.90%, 06/15/29	390	399,226
		780,139
Entertainment — 0.2%
Warnermedia Holdings Inc.
3.76%, 03/15/27	3,070	2,987,828
4.05%, 03/15/29	1,105	1,031,770
		4,019,598
Environmental Control — 0.4%
Republic Services Inc.
2.30%, 03/01/30	470	427,404
2.90%, 07/01/26	520	511,933
3.38%, 11/15/27	255	250,263
3.95%, 05/15/28	635	630,578
4.88%, 04/01/29	605	615,580
Veralto Corp.
5.35%, 09/18/28	580	597,941
5.50%, 09/18/26	645	653,655
Waste Connections Inc.
2.60%, 02/01/30(a)	450	413,078
3.50%, 05/01/29	380	368,234
4.25%, 12/01/28	430	429,519
Waste Management Inc.
0.75%, 11/15/25	543	532,555
1.15%, 03/15/28	384	353,840
3.15%, 11/15/27	465	454,404
4.50%, 03/15/28	755	763,803
4.63%, 02/15/30	485	491,530
4.65%, 03/15/30	575	583,304
4.88%, 02/15/29(a)	590	603,878
4.95%, 07/03/27	585	595,784
		9,277,283
Food — 1.4%
Conagra Brands Inc.
1.38%, 11/01/27	765	706,243
4.60%, 11/01/25	817	817,494
4.85%, 11/01/28	1,065	1,070,992
5.30%, 10/01/26	440	443,644
General Mills Inc.
2.88%, 04/15/30	465	429,206
3.20%, 02/10/27	75	73,615
4.20%, 04/17/28	1,060	1,056,497
4.70%, 01/30/27	1,010	1,015,369
4.88%, 01/30/30	585	591,160
5.50%, 10/17/28	370	382,573
Hershey Co. (The)
2.30%, 08/15/26	200	195,843
4.75%, 02/24/30	395	403,361
Hormel Foods Corp.
1.70%, 06/03/28	655	609,449
4.80%, 03/30/27	465	470,619
Ingredion Inc., 3.20%, 10/01/26	210	206,356
J.M. Smucker Co. (The)
2.38%, 03/15/30(a)	145	130,974
3.38%, 12/15/27(a)	205	200,209
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
5.90%, 11/15/28(a)	$620	$650,897
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27	781	753,051
3.00%, 02/02/29	395	371,551
5.13%, 02/01/28	755	764,273
5.50%, 01/15/30	925	939,624
Kellanova
3.25%, 04/01/26	705	697,174
3.40%, 11/15/27	195	190,865
4.30%, 05/15/28	540	540,713
Kraft Heinz Foods Co.
3.00%, 06/01/26	1,480	1,457,020
3.75%, 04/01/30	500	480,569
3.88%, 05/15/27	1,170	1,158,110
Kroger Co. (The)
2.65%, 10/15/26	640	623,692
3.50%, 02/01/26(a)	415	412,688
3.70%, 08/01/27	240	237,200
4.50%, 01/15/29(a)	475	479,686
McCormick & Co. Inc./MD
0.90%, 02/15/26(a)	491	476,603
2.50%, 04/15/30	400	361,235
3.40%, 08/15/27	515	504,916
Mondelez International Inc.
1.50%, 05/04/25	649	648,755
2.63%, 03/17/27	645	625,186
2.75%, 04/13/30	500	459,639
4.75%, 02/20/29(a)	455	461,939
Sysco Corp.
2.40%, 02/15/30(a)	370	335,302
3.25%, 07/15/27(a)	555	542,349
3.30%, 07/15/26	810	799,087
3.75%, 10/01/25	693	691,560
5.75%, 01/17/29	420	437,233
5.95%, 04/01/30	515	542,173
The Campbell's Co.
2.38%, 04/24/30	157	141,134
4.15%, 03/15/28(a)	810	804,824
5.20%, 03/19/27	395	401,124
5.20%, 03/21/29	395	402,993
Tyson Foods Inc.
3.55%, 06/02/27	1,002	985,583
4.00%, 03/01/26(a)	765	761,322
4.35%, 03/01/29	797	789,684
5.40%, 03/15/29	457	469,977
Walmart Inc., 3.90%, 09/09/25	1,340	1,339,444
		31,542,779
Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 7.75%, 11/15/29(a)	505	574,641
Gas — 0.3%
Atmos Energy Corp.
2.63%, 09/15/29	380	354,288
3.00%, 06/15/27	265	259,017
CenterPoint Energy Resources Corp., 5.25%, 03/01/28	578	593,185
National Fuel Gas Co., 5.50%, 03/15/30	395	404,448
NiSource Inc.
0.95%, 08/15/25(a)	785	776,729
2.95%, 09/01/29	620	579,796
Security	Par (000)	Value
Gas (continued)
3.49%, 05/15/27	$715	$702,389
5.20%, 07/01/29	485	495,250
5.25%, 03/30/28(a)	745	761,720
ONE Gas Inc., 5.10%, 04/01/29	400	409,803
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29	605	581,827
Southern California Gas Co.
2.95%, 04/15/27	475	462,681
Series TT, 2.60%, 06/15/26	435	425,782
Series XX, 2.55%, 02/01/30	300	274,447
		7,081,362
Hand & Machine Tools — 0.2%
Regal Rexnord Corp.
6.05%, 02/15/26	980	986,680
6.05%, 04/15/28(a)	875	895,920
6.30%, 02/15/30	785	811,302
Stanley Black & Decker Inc.
2.30%, 03/15/30(a)	435	377,935
3.40%, 03/01/26	550	544,129
4.25%, 11/15/28	445	438,573
		4,054,539
Health Care - Products — 1.1%
Abbott Laboratories
1.15%, 01/30/28	375	350,286
3.75%, 11/30/26	1,450	1,447,327
Agilent Technologies Inc.
2.75%, 09/15/29	282	261,250
4.20%, 09/09/27(a)	360	359,431
Baxter International Inc.
1.92%, 02/01/27	1,105	1,056,700
2.27%, 12/01/28	1,025	945,085
2.60%, 08/15/26	610	594,884
3.95%, 04/01/30(a)	339	326,774
Boston Scientific Corp., 1.90%, 06/01/25(a)	483	481,991
DH Europe Finance II SARL, 2.60%, 11/15/29	610	565,807
GE HealthCare Technologies Inc.
4.80%, 08/14/29	800	804,608
5.60%, 11/15/25(a)	1,310	1,316,324
5.65%, 11/15/27	1,360	1,398,785
5.86%, 03/15/30(a)	800	837,389
Medtronic Global Holdings SCA, 4.25%, 03/30/28	767	770,579
Revvity Inc.
1.90%, 09/15/28	330	302,383
3.30%, 09/15/29	650	611,987
Solventum Corp.
5.40%, 03/01/29	1,340	1,365,823
5.45%, 02/25/27	560	568,888
Stryker Corp.
1.15%, 06/15/25	535	532,896
3.38%, 11/01/25	675	672,640
3.50%, 03/15/26	875	870,318
3.65%, 03/07/28	520	511,342
4.25%, 09/11/29	505	501,867
4.55%, 02/10/27(a)	445	447,376
4.70%, 02/10/28	635	641,999
4.85%, 12/08/28	560	569,899
4.85%, 02/10/30	565	572,076
Thermo Fisher Scientific Inc.
1.75%, 10/15/28(a)	380	350,212
2.60%, 10/01/29	720	670,804
4.80%, 11/21/27	460	466,956
Schedule of Investments
18

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
4.95%, 08/10/26	$440	$443,481
5.00%, 12/05/26	770	778,733
5.00%, 01/31/29(a)	750	770,321
Zimmer Biomet Holdings Inc.
3.05%, 01/15/26	674	667,646
4.70%, 02/19/27	350	351,257
5.05%, 02/19/30(a)	375	381,049
5.35%, 12/01/28	355	364,091
		24,931,264
Health Care - Services — 2.5%
Ascension Health, Series B, 2.53%, 11/15/29	680	625,974
Centene Corp.
2.45%, 07/15/28	1,945	1,789,475
3.38%, 02/15/30	1,510	1,377,339
4.25%, 12/15/27	1,985	1,940,956
4.63%, 12/15/29	2,650	2,550,434
Cigna Group (The)
1.25%, 03/15/26(a)	392	382,008
2.40%, 03/15/30	1,105	1,000,403
3.05%, 10/15/27	415	403,720
3.40%, 03/01/27	1,070	1,052,074
4.13%, 11/15/25(a)	40	40,012
4.38%, 10/15/28	2,935	2,929,339
4.50%, 02/25/26	741	740,296
5.00%, 05/15/29(a)	815	830,102
CommonSpirit Health
3.35%, 10/01/29	600	567,971
6.07%, 11/01/27(a)	200	207,221
Elevance Health Inc.
1.50%, 03/15/26	655	639,144
2.88%, 09/15/29	645	603,309
3.65%, 12/01/27	1,265	1,243,992
4.10%, 03/01/28	1,100	1,093,295
4.75%, 02/15/30	565	569,396
4.90%, 02/08/26	470	469,967
5.15%, 06/15/29	410	420,089
HCA Inc.
3.13%, 03/15/27(a)	796	775,394
3.38%, 03/15/29	430	409,382
4.13%, 06/15/29	1,510	1,468,267
4.50%, 02/15/27	952	950,006
5.00%, 03/01/28(a)	220	222,515
5.20%, 06/01/28	705	715,922
5.25%, 06/15/26	1,202	1,205,307
5.25%, 03/01/30	595	604,195
5.38%, 09/01/26	820	824,491
5.63%, 09/01/28	1,175	1,202,864
5.88%, 02/15/26	1,070	1,074,104
5.88%, 02/01/29	715	738,661
Humana Inc.
1.35%, 02/03/27	857	810,366
3.13%, 08/15/29	300	279,936
3.70%, 03/23/29	425	409,179
3.95%, 03/15/27	275	272,032
4.88%, 04/01/30	350	349,880
5.75%, 03/01/28	295	303,787
5.75%, 12/01/28	305	315,805
ICON Investments Six DAC
5.81%, 05/08/27	290	295,543
5.85%, 05/08/29	600	614,676
Security	Par (000)	Value
Health Care - Services (continued)
IQVIA Inc.
5.70%, 05/15/28	$587	$597,608
6.25%, 02/01/29	940	978,135
Kaiser Foundation Hospitals, 3.15%, 05/01/27	375	368,353
Laboratory Corp. of America Holdings
1.55%, 06/01/26	390	377,964
2.95%, 12/01/29	445	414,184
3.60%, 09/01/27	320	314,333
4.35%, 04/01/30	435	427,429
Providence St. Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29	515	471,238
Quest Diagnostics Inc.
3.45%, 06/01/26	410	406,092
4.20%, 06/30/29(a)	405	401,048
4.63%, 12/15/29(a)	465	466,490
UnitedHealth Group Inc.
3.70%, 05/15/27	525	520,905
1.15%, 05/15/26	867	839,765
1.25%, 01/15/26(a)	496	486,122
2.88%, 08/15/29(a)	800	756,120
2.95%, 10/15/27	790	769,281
3.10%, 03/15/26(a)	854	844,947
3.38%, 04/15/27	580	572,604
3.45%, 01/15/27(a)	660	654,380
3.75%, 07/15/25	1,357	1,354,504
3.85%, 06/15/28	924	916,247
3.88%, 12/15/28(a)	775	765,706
4.00%, 05/15/29	702	693,838
4.25%, 01/15/29	966	964,738
4.60%, 04/15/27	640	646,584
4.75%, 07/15/26	410	413,105
4.80%, 01/15/30	997	1,013,116
5.15%, 10/15/25	640	642,767
5.25%, 02/15/28	830	854,110
5.30%, 02/15/30	830	860,204
Universal Health Services Inc.
1.65%, 09/01/26	585	561,335
4.63%, 10/15/29	380	370,109
		56,042,189
Holding Companies - Diversified — 1.2%
Apollo Debt Solutions BDC, 6.90%, 04/13/29	735	755,888
Ares Capital Corp.
2.15%, 07/15/26	860	828,987
2.88%, 06/15/27	360	343,430
2.88%, 06/15/28	910	844,440
3.25%, 07/15/25	835	832,123
3.88%, 01/15/26	927	919,958
5.88%, 03/01/29	775	781,702
5.95%, 07/15/29	640	647,600
7.00%, 01/15/27	720	739,436
Ares Strategic Income Fund
5.60%, 02/15/30(a)(c)	535	526,253
5.70%, 03/15/28(c)	705	704,824
6.35%, 08/15/29(a)(c)	495	502,992
Blackstone Private Credit Fund
2.63%, 12/15/26(a)	635	609,367
3.25%, 03/15/27	650	626,058
4.00%, 01/15/29	425	401,352
5.95%, 07/16/29	360	361,780
7.30%, 11/27/28	335	354,063
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Blackstone Secured Lending Fund
2.13%, 02/15/27	$500	$472,993
2.75%, 09/16/26	645	623,289
2.85%, 09/30/28	495	453,429
3.63%, 01/15/26	775	766,805
5.35%, 04/13/28(a)	475	473,001
Blue Owl Capital Corp.
2.63%, 01/15/27	330	313,016
2.88%, 06/11/28	560	510,128
3.40%, 07/15/26(a)	862	837,730
3.75%, 07/22/25	434	432,841
4.25%, 01/15/26	532	529,907
5.95%, 03/15/29	685	679,286
Blue Owl Credit Income Corp.
5.80%, 03/15/30(c)	755	738,416
6.60%, 09/15/29(a)(c)	620	627,168
7.75%, 09/16/27(a)	570	590,867
7.75%, 01/15/29	425	446,435
7.95%, 06/13/28	485	510,545
Blue Owl Technology Finance Corp., 6.10%, 03/15/28(c)	450	446,025
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29	450	450,275
FS KKR Capital Corp.
3.13%, 10/12/28	530	478,262
3.25%, 07/15/27	305	289,223
3.40%, 01/15/26	1,074	1,059,547
6.13%, 01/15/30	520	511,033
6.88%, 08/15/29(a)	400	406,300
Golub Capital BDC Inc.
2.50%, 08/24/26	552	531,455
6.00%, 07/15/29	470	471,099
Golub Capital Private Credit Fund, 5.80%, 09/12/29(c)	290	285,010
HPS Corporate Lending Fund
5.45%, 01/14/28	600	599,429
6.75%, 01/30/29(a)	350	360,162
Sixth Street Lending Partners
5.75%, 01/15/30	520	514,132
6.50%, 03/11/29	475	483,046
		26,671,107
Home Builders — 0.1%
DR Horton Inc.
1.30%, 10/15/26(a)	560	535,303
1.40%, 10/15/27(a)	280	260,997
2.60%, 10/15/25(a)	503	498,519
Lennar Corp.
4.75%, 05/30/25	414	414,155
4.75%, 11/29/27	620	623,354
		2,332,328
Home Furnishings — 0.1%
Leggett & Platt Inc.
3.50%, 11/15/27	295	284,034
4.40%, 03/15/29(a)	410	391,547
Whirlpool Corp., 4.75%, 02/26/29(a)	525	496,663
		1,172,244
Household Products & Wares — 0.1%
Avery Dennison Corp.
2.65%, 04/30/30	200	180,294
4.88%, 12/06/28	410	412,922
Security	Par (000)	Value
Household Products & Wares (continued)
Clorox Co. (The)
3.90%, 05/15/28	$385	$381,170
4.40%, 05/01/29	300	300,676
Kimberly-Clark Corp.
1.05%, 09/15/27	155	144,654
3.10%, 03/26/30(a)	587	556,351
3.20%, 04/25/29	435	420,581
3.95%, 11/01/28(a)	405	403,562
		2,800,210
Insurance — 1.6%
Aflac Inc., 3.60%, 04/01/30	700	674,148
Allstate Corp. (The)
0.75%, 12/15/25	512	500,317
3.28%, 12/15/26	420	411,117
5.05%, 06/24/29(a)	310	316,357
American National Group Inc.
5.00%, 06/15/27	425	425,578
5.75%, 10/01/29	460	466,443
Aon Corp.
3.75%, 05/02/29	602	585,061
8.21%, 01/01/27	165	172,128
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27	670	651,073
Aon Global Ltd., 3.88%, 12/15/25(a)	755	754,797
Aon North America Inc.
5.13%, 03/01/27	505	512,321
5.15%, 03/01/29	770	785,870
Arch Capital Finance LLC, 4.01%, 12/15/26	577	571,496
Arthur J Gallagher & Co.
4.60%, 12/15/27	480	483,083
4.85%, 12/15/29	515	521,001
Athene Holding Ltd.
4.13%, 01/12/28	865	851,967
6.15%, 04/03/30	340	356,495
Berkshire Hathaway Finance Corp.
1.85%, 03/12/30(a)	395	357,285
2.30%, 03/15/27	880	856,207
Berkshire Hathaway Inc., 3.13%, 03/15/26	1,946	1,926,396
Brighthouse Financial Inc., 3.70%, 06/22/27	485	475,300
Chubb INA Holdings LLC
3.35%, 05/03/26	1,135	1,123,750
4.65%, 08/15/29	455	462,472
CNA Financial Corp.
3.45%, 08/15/27	300	293,397
3.90%, 05/01/29	300	292,233
4.50%, 03/01/26	520	520,079
CNO Financial Group Inc.
5.25%, 05/30/25	339	339,278
5.25%, 05/30/29	420	420,075
Corebridge Financial Inc.
3.65%, 04/05/27	1,109	1,093,213
3.85%, 04/05/29	760	736,589
Enstar Group Ltd., 4.95%, 06/01/29	410	408,421
Equitable Holdings Inc., 4.35%, 04/20/28	1,090	1,084,275
F&G Annuities & Life Inc.
6.50%, 06/04/29	480	489,208
7.40%, 01/13/28	450	470,052
Fairfax Financial Holdings Ltd.
4.63%, 04/29/30	450	440,924
4.85%, 04/17/28	375	377,750
Schedule of Investments
20

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29	$405	$374,902
Lincoln National Corp.
3.05%, 01/15/30	275	255,365
3.80%, 03/01/28(a)	275	269,763
Loews Corp., 3.75%, 04/01/26	455	452,151
Manulife Financial Corp.
2.48%, 05/19/27(a)	545	528,176
4.15%, 03/04/26(a)	865	863,897
Marsh & McLennan Companies Inc.
3.75%, 03/14/26(a)	518	514,974
4.38%, 03/15/29	1,155	1,157,502
4.55%, 11/08/27	610	616,470
4.65%, 03/15/30	715	720,780
MetLife Inc.
3.60%, 11/13/25	294	293,273
4.55%, 03/23/30(a)	790	797,771
Old Republic International Corp., 3.88%, 08/26/26	384	379,703
Principal Financial Group Inc., 3.70%, 05/15/29	380	368,142
Progressive Corp. (The)
2.45%, 01/15/27	440	427,832
2.50%, 03/15/27	545	528,478
3.20%, 03/26/30	335	317,803
4.00%, 03/01/29	350	346,957
Prudential Financial Inc.
1.50%, 03/10/26	670	655,225
2.10%, 03/10/30(a)	355	319,572
Prudential Funding Asia PLC, 3.13%, 04/14/30(a)	487	457,872
Reinsurance Group of America Inc., 3.90%, 05/15/29(a)	490	477,565
Trinity Acquisition PLC, 4.40%, 03/15/26(a)	460	459,183
Willis North America Inc.
2.95%, 09/15/29	625	581,455
4.50%, 09/15/28	375	374,427
4.65%, 06/15/27	755	757,877
		34,503,271
Internet — 1.6%
Alphabet Inc.
0.45%, 08/15/25	619	612,427
0.80%, 08/15/27	640	599,655
2.00%, 08/15/26	1,735	1,696,187
4.00%, 05/15/30	715	713,100
Amazon.com Inc.
0.80%, 06/03/25	806	803,695
1.00%, 05/12/26	2,225	2,156,725
1.20%, 06/03/27	1,185	1,120,653
1.65%, 05/12/28	1,690	1,581,369
3.15%, 08/22/27	2,676	2,628,806
3.30%, 04/13/27	1,530	1,514,057
3.45%, 04/13/29	1,100	1,079,682
4.55%, 12/01/27	1,534	1,557,666
4.60%, 12/01/25	925	928,106
4.65%, 12/01/29(a)	1,165	1,195,461
5.20%, 12/03/25(a)	732	734,022
Booking Holdings Inc.
3.55%, 03/15/28	375	369,003
3.60%, 06/01/26	1,007	999,997
4.63%, 04/13/30	715	720,424
eBay Inc.
1.40%, 05/10/26	670	649,044
2.70%, 03/11/30	585	534,998
Security	Par (000)	Value
Internet (continued)
3.60%, 06/05/27	$637	$626,797
Expedia Group Inc.
3.25%, 02/15/30	955	891,385
3.80%, 02/15/28(a)	780	765,275
4.63%, 08/01/27	1,205	1,205,775
5.00%, 02/15/26	672	672,971
Meta Platforms Inc.
3.50%, 08/15/27	2,300	2,281,131
4.30%, 08/15/29	685	691,020
4.60%, 05/15/28	1,065	1,086,485
Netflix Inc.
4.38%, 11/15/26	955	956,936
4.88%, 04/15/28	1,155	1,180,210
5.88%, 11/15/28	1,395	1,470,052
6.38%, 05/15/29(a)	595	640,843
Uber Technologies Inc., 4.30%, 01/15/30	945	934,813
VeriSign Inc., 4.75%, 07/15/27(a)	325	324,958
		35,923,728
Iron & Steel — 0.2%
ArcelorMittal SA
4.25%, 07/16/29(a)	315	307,605
6.55%, 11/29/27	1,025	1,067,775
Nucor Corp.
2.00%, 06/01/25	520	518,858
3.95%, 05/23/25	505	504,821
3.95%, 05/01/28	65	64,301
4.30%, 05/23/27	515	516,311
4.65%, 06/01/30	375	374,092
Steel Dynamics Inc., 3.45%, 04/15/30	445	418,247
		3,772,010
Lodging — 0.5%
Hyatt Hotels Corp.
5.05%, 03/30/28	230	230,857
5.25%, 06/30/29	375	375,871
5.75%, 01/30/27	15	15,245
Las Vegas Sands Corp.
2.90%, 06/25/25	225	224,246
3.50%, 08/18/26	645	631,041
3.90%, 08/08/29	683	635,337
5.63%, 06/15/28	175	175,427
5.90%, 06/01/27(a)	555	562,672
6.00%, 08/15/29	540	545,024
6.00%, 06/14/30	150	150,268
Marriott International Inc./MD
4.80%, 03/15/30	340	340,335
4.88%, 05/15/29	305	307,520
4.90%, 04/15/29	625	630,356
5.00%, 10/15/27	725	734,449
5.55%, 10/15/28	520	536,825
Series EE, 5.75%, 05/01/25	523	523,000
Series R, 3.13%, 06/15/26	670	659,986
Sands China Ltd.
2.30%, 03/08/27(a)	530	499,124
2.85%, 03/08/29	492	439,584
3.80%, 01/08/26(a)	635	627,957
5.13%, 08/08/25	1,295	1,292,757
5.40%, 08/08/28	1,720	1,693,925
		11,831,806
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery — 1.9%
Caterpillar Financial Services Corp.
0.80%, 11/13/25	$731	$718,451
0.90%, 03/02/26	713	695,324
1.10%, 09/14/27	505	471,684
1.15%, 09/14/26	723	695,189
1.45%, 05/15/25	449	448,553
1.70%, 01/08/27	460	442,673
3.40%, 05/13/25	965	964,789
3.60%, 08/12/27	595	589,409
3.65%, 08/12/25(a)	660	659,229
4.35%, 05/15/26	1,030	1,031,496
4.38%, 08/16/29(a)	460	462,484
4.40%, 10/15/27	385	387,698
4.45%, 10/16/26	410	412,681
4.50%, 01/08/27	270	272,026
4.60%, 11/15/27	470	475,798
4.70%, 11/15/29	742	755,383
4.80%, 01/06/26	765	767,499
4.85%, 02/27/29	460	470,218
5.00%, 05/14/27	565	575,857
5.05%, 02/27/26	700	704,919
5.15%, 08/11/25	555	557,152
Caterpillar Inc.
2.60%, 09/19/29	345	324,205
2.60%, 04/09/30	510	472,631
CNH Industrial Capital LLC
1.45%, 07/15/26	515	495,526
1.88%, 01/15/26	460	451,448
3.95%, 05/23/25	480	479,794
4.50%, 10/08/27	295	294,535
4.55%, 04/10/28	460	458,854
4.75%, 03/21/28	250	251,362
5.10%, 04/20/29	395	398,721
5.50%, 01/12/29	425	436,174
Deere & Co.
3.10%, 04/15/30	500	471,859
5.38%, 10/16/29(a)	405	425,484
IDEX Corp., 4.95%, 09/01/29	405	408,737
Ingersoll Rand Inc.
5.18%, 06/15/29	575	586,154
5.20%, 06/15/27	430	436,300
5.40%, 08/14/28(a)	445	457,053
John Deere Capital Corp.
0.70%, 01/15/26	760	741,774
1.05%, 06/17/26(a)	455	439,833
1.50%, 03/06/28	335	312,264
1.70%, 01/11/27	485	466,793
1.75%, 03/09/27	455	436,401
2.35%, 03/08/27	465	450,577
2.45%, 01/09/30	349	321,850
2.65%, 06/10/26	465	457,659
2.80%, 09/08/27	88	85,506
2.80%, 07/18/29(a)	430	407,090
3.35%, 04/18/29	365	353,975
3.40%, 06/06/25	575	574,584
3.45%, 03/07/29	400	389,471
4.05%, 09/08/25	1,075	1,074,436
4.15%, 09/15/27	825	827,299
4.20%, 07/15/27	385	386,890
4.50%, 01/08/27	535	539,409
4.50%, 01/16/29	802	809,673
Security	Par (000)	Value
Machinery (continued)
4.65%, 01/07/28	$275	$279,722
4.75%, 06/08/26(a)	455	457,930
4.75%, 01/20/28	940	957,635
4.80%, 01/09/26(a)	910	912,735
4.85%, 03/05/27(a)	425	431,826
4.85%, 06/11/29(a)	620	635,079
4.90%, 06/11/27	515	524,019
4.90%, 03/03/28	637	652,406
4.95%, 06/06/25	475	475,339
4.95%, 07/14/28	1,195	1,226,162
5.05%, 03/03/26(a)	510	515,043
5.15%, 09/08/26	330	334,702
Nordson Corp., 4.50%, 12/15/29	440	435,534
nVent Finance SARL, 4.55%, 04/15/28	450	449,493
Otis Worldwide Corp.
2.29%, 04/05/27	305	293,655
2.57%, 02/15/30	1,140	1,041,427
5.25%, 08/16/28	625	641,927
Westinghouse Air Brake Technologies Corp.
3.20%, 06/15/25	418	417,624
3.45%, 11/15/26	705	693,797
4.70%, 09/15/28	975	977,138
Xylem Inc./New York
1.95%, 01/30/28(a)	335	314,284
3.25%, 11/01/26	515	506,999
		41,657,309
Manufacturing — 0.5%
3M Co.
2.25%, 09/19/26(a)	610	593,229
2.38%, 08/26/29(a)	760	699,367
2.88%, 10/15/27	565	546,781
3.00%, 08/07/25	380	377,408
3.05%, 04/15/30	410	381,378
3.38%, 03/01/29	625	601,541
3.63%, 09/14/28	550	538,346
4.80%, 03/15/30	435	438,874
Carlisle Companies Inc.
2.75%, 03/01/30	550	502,815
3.75%, 12/01/27	150	147,030
Eaton Corp.
3.10%, 09/15/27(a)	210	205,659
4.35%, 05/18/28(a)	480	484,597
Illinois Tool Works Inc., 2.65%, 11/15/26	987	968,029
Parker-Hannifin Corp.
3.25%, 03/01/27	530	521,922
3.25%, 06/14/29	745	713,599
4.25%, 09/15/27	880	881,003
4.50%, 09/15/29	795	799,420
Teledyne Technologies Inc., 2.25%, 04/01/28	530	500,009
		9,901,007
Media — 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	935	847,502
3.75%, 02/15/28	892	865,690
4.20%, 03/15/28	952	935,544
4.91%, 07/23/25	943	942,984
5.05%, 03/30/29	860	857,937
6.10%, 06/01/29	1,085	1,119,372
6.15%, 11/10/26	990	1,008,829
Schedule of Investments
22

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Comcast Corp.
2.35%, 01/15/27	$1,084	$1,052,837
2.65%, 02/01/30	1,170	1,083,385
3.15%, 03/01/26	1,825	1,805,055
3.15%, 02/15/28	1,350	1,314,574
3.30%, 02/01/27	1,043	1,029,227
3.30%, 04/01/27	695	684,598
3.38%, 08/15/25	802	799,446
3.40%, 04/01/30	1,245	1,186,142
3.55%, 05/01/28	317	311,412
3.95%, 10/15/25	1,420	1,416,478
4.15%, 10/15/28	3,255	3,246,887
4.55%, 01/15/29	665	671,921
5.10%, 06/01/29	542	558,701
5.35%, 11/15/27	635	653,867
Discovery Communications LLC
3.95%, 03/20/28	1,227	1,171,484
4.13%, 05/15/29	592	553,397
4.90%, 03/11/26	735	735,336
FactSet Research Systems Inc., 2.90%, 03/01/27	420	405,895
Fox Corp.
3.50%, 04/08/30	410	386,825
4.71%, 01/25/29	1,565	1,561,650
Paramount Global
2.90%, 01/15/27	471	457,022
3.38%, 02/15/28	170	164,251
3.70%, 06/01/28	305	296,147
4.20%, 06/01/29	280	269,769
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	826	802,949
2.95%, 06/15/27(a)	685	670,388
3.00%, 02/13/26	984	975,300
3.15%, 09/17/25	795	791,824
Walt Disney Co. (The)
1.75%, 01/13/26(a)	1,413	1,389,878
2.00%, 09/01/29	1,635	1,493,438
2.20%, 01/13/28	525	500,468
3.70%, 10/15/25	796	793,438
3.70%, 03/23/27(a)	720	716,183
3.80%, 03/22/30(a)	740	723,866
		37,251,896
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.25%, 06/15/25	788	786,850
Mining — 0.3%
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	822	836,103
4.88%, 02/27/26(a)	840	843,439
5.00%, 02/21/30	735	749,375
5.10%, 09/08/28	545	558,593
5.25%, 09/08/26	720	729,704
Kinross Gold Corp., 4.50%, 07/15/27(a)	320	319,223
Newmont Corp., 2.80%, 10/01/29	505	473,676
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	535	578,285
Rio Tinto Finance USA PLC
4.38%, 03/12/27(a)	290	291,424
4.50%, 03/14/28	390	392,736
4.88%, 03/14/30	1,490	1,511,570
		7,284,128
Security	Par (000)	Value
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	$780	$754,553
3.25%, 02/15/29	565	527,386
3.28%, 12/01/28	412	388,092
4.25%, 04/01/28	390	381,586
5.10%, 03/01/30(a)	425	424,180
		2,475,797
Oil & Gas — 2.7%
BP Capital Markets America Inc.
3.02%, 01/16/27	728	713,272
3.12%, 05/04/26	842	831,604
3.41%, 02/11/26(a)	920	915,220
3.54%, 04/06/27	405	400,220
3.59%, 04/14/27(a)	465	459,612
3.63%, 04/06/30	480	459,316
3.80%, 09/21/25	800	797,799
3.94%, 09/21/28	925	914,441
4.23%, 11/06/28	1,745	1,740,033
4.70%, 04/10/29	955	966,555
4.87%, 11/25/29	452	459,899
4.97%, 10/17/29	580	592,699
5.02%, 11/17/27(a)	775	789,255
BP Capital Markets PLC
3.28%, 09/19/27	1,012	990,642
3.72%, 11/28/28	530	519,102
Canadian Natural Resources Ltd.
2.05%, 07/15/25	497	494,440
3.85%, 06/01/27	945	931,653
5.00%, 12/15/29(a)(c)	550	546,590
Chevron Corp.
1.55%, 05/11/25	1,304	1,302,720
2.00%, 05/11/27	960	923,872
2.95%, 05/16/26	1,834	1,810,451
3.33%, 11/17/25	924	921,262
Chevron USA Inc.
0.69%, 08/12/25	583	577,321
1.02%, 08/12/27	475	444,602
3.85%, 01/15/28	270	270,163
4.41%, 02/26/27	190	191,613
4.48%, 02/26/28	700	707,887
4.69%, 04/15/30	870	882,991
ConocoPhillips Co.
4.70%, 01/15/30	1,035	1,042,939
6.95%, 04/15/29	700	763,535
Continental Resources Inc./OK, 4.38%, 01/15/28	770	752,216
Coterra Energy Inc., 3.90%, 05/15/27(a)	75	73,960
Devon Energy Corp., 4.50%, 01/15/30	475	464,860
Diamondback Energy Inc.
3.25%, 12/01/26	685	673,513
3.50%, 12/01/29(a)	950	900,194
5.15%, 01/30/30	675	684,112
5.20%, 04/18/27	692	701,470
EOG Resources Inc.
4.15%, 01/15/26	825	825,174
4.38%, 04/15/30	485	482,389
EQT Corp.
3.90%, 10/01/27	865	850,295
5.70%, 04/01/28	380	390,751
7.00%, 02/01/30	532	566,814
Equinor ASA
1.75%, 01/22/26	305	299,630
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
3.00%, 04/06/27(a)	$310	$304,600
3.13%, 04/06/30	1,000	945,353
3.63%, 09/10/28	725	716,037
Expand Energy Corp.
5.38%, 02/01/29	180	179,336
5.38%, 03/15/30	920	911,723
Exxon Mobil Corp.
2.28%, 08/16/26	865	844,393
2.44%, 08/16/29(a)	940	882,518
3.04%, 03/01/26	2,165	2,145,314
3.29%, 03/19/27	765	756,677
3.48%, 03/19/30	1,150	1,117,310
Hess Corp., 4.30%, 04/01/27	757	755,878
Marathon Petroleum Corp.
4.70%, 05/01/25	1,026	1,026,000
5.13%, 12/15/26	635	639,684
5.15%, 03/01/30	820	825,274
Occidental Petroleum Corp.
5.00%, 08/01/27	662	661,031
5.20%, 08/01/29	895	882,668
6.38%, 09/01/28(a)	555	571,237
Ovintiv Inc.
5.65%, 05/15/25	557	557,016
5.65%, 05/15/28(a)	505	513,258
Phillips 66
1.30%, 02/15/26	535	521,943
3.90%, 03/15/28	615	606,177
Phillips 66 Co.
3.15%, 12/15/29	415	388,433
4.95%, 12/01/27	570	576,802
Pioneer Natural Resources Co.
1.13%, 01/15/26	775	759,560
5.10%, 03/29/26	415	417,623
Shell Finance U.S. Inc.
2.38%, 11/07/29(a)	795	733,796
2.75%, 04/06/30(a)	10	9,265
Shell International Finance BV
2.50%, 09/12/26	910	890,225
2.88%, 05/10/26	1,435	1,416,253
3.25%, 05/11/25	1,410	1,409,421
3.88%, 11/13/28	1,120	1,112,562
TotalEnergies Capital International SA
2.83%, 01/10/30(a)	540	507,172
3.46%, 02/19/29	1,015	991,389
TotalEnergies Capital SA, 3.88%, 10/11/28(a)	740	735,123
Valero Energy Corp.
2.15%, 09/15/27(a)	340	322,578
4.35%, 06/01/28	390	388,850
5.15%, 02/15/30(a)	560	565,936
		58,615,501
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	620	598,744
3.14%, 11/07/29(a)	405	382,345
3.34%, 12/15/27	1,045	1,022,222
Halliburton Co., 2.92%, 03/01/30	706	649,742
NOV Inc., 3.60%, 12/01/29(a)	430	405,803
Security	Par (000)	Value
Oil & Gas Services (continued)
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25	$415	$409,755
		3,468,611
Packaging & Containers — 0.4%
Amcor Finance USA Inc., 3.63%, 04/28/26	525	519,440
Amcor Flexibles North America Inc.
4.00%, 05/17/25	526	526,060
4.80%, 03/17/28(c)	375	378,432
5.10%, 03/17/30(c)	595	599,127
Amcor Group Finance PLC, 5.45%, 05/23/29	385	392,343
Berry Global Inc.
1.57%, 01/15/26	1,315	1,282,184
5.50%, 04/15/28	455	464,893
Packaging Corp. of America
3.00%, 12/15/29	370	345,496
3.40%, 12/15/27	80	78,431
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30(c)	770	780,328
Sonoco Products Co.
4.45%, 09/01/26	200	199,726
4.60%, 09/01/29	460	452,740
WRKCo Inc.
3.38%, 09/15/27	105	102,261
3.90%, 06/01/28	340	332,769
4.00%, 03/15/28	620	609,386
4.90%, 03/15/29	640	642,780
		7,706,396
Pharmaceuticals — 5.0%
AbbVie Inc.
2.95%, 11/21/26	3,050	2,997,878
3.20%, 05/14/26	1,435	1,419,400
3.20%, 11/21/29	4,203	4,004,828
3.60%, 05/14/25	2,030	2,029,215
4.25%, 11/14/28(a)	1,350	1,355,592
4.65%, 03/15/28	1,050	1,064,888
4.80%, 03/15/27	1,820	1,843,191
4.80%, 03/15/29	1,925	1,961,938
4.88%, 03/15/30	1,035	1,057,190
Astrazeneca Finance LLC
1.20%, 05/28/26	857	830,548
1.75%, 05/28/28	965	899,866
4.80%, 02/26/27	855	865,999
4.85%, 02/26/29	1,015	1,036,386
4.88%, 03/03/28	945	965,890
4.90%, 03/03/30(a)	510	523,529
AstraZeneca PLC
0.70%, 04/08/26(a)	900	871,290
3.13%, 06/12/27	560	549,733
3.38%, 11/16/25	1,735	1,728,390
4.00%, 01/17/29	735	730,352
Becton Dickinson & Co.
3.70%, 06/06/27	1,330	1,314,505
4.69%, 02/13/28	660	664,394
4.87%, 02/08/29	425	429,020
5.08%, 06/07/29	490	499,393
Bristol-Myers Squibb Co.
0.75%, 11/13/25	780	765,549
1.13%, 11/13/27	550	512,827
3.20%, 06/15/26	1,409	1,396,825
3.25%, 02/27/27	465	458,831
3.40%, 07/26/29	1,960	1,894,214
Schedule of Investments
24

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
3.45%, 11/15/27	$500	$493,855
3.88%, 08/15/25	75	74,886
3.90%, 02/20/28	1,105	1,101,751
4.90%, 02/22/27	595	604,241
4.90%, 02/22/29	1,360	1,392,905
4.95%, 02/20/26	870	875,959
Cardinal Health Inc.
3.41%, 06/15/27	885	869,519
3.75%, 09/15/25(a)	380	379,239
4.70%, 11/15/26	380	381,927
5.00%, 11/15/29	570	579,154
5.13%, 02/15/29(a)	545	556,043
Cencora Inc.
3.45%, 12/15/27	270	264,022
4.63%, 12/15/27	150	151,079
4.85%, 12/15/29	490	494,987
CVS Health Corp.
1.30%, 08/21/27	1,695	1,575,144
2.88%, 06/01/26	1,389	1,363,322
3.00%, 08/15/26	550	539,108
3.25%, 08/15/29	1,290	1,214,570
3.63%, 04/01/27	600	590,046
3.75%, 04/01/30	935	889,682
3.88%, 07/20/25	2,149	2,144,808
4.30%, 03/25/28	3,940	3,908,854
5.00%, 02/20/26	1,166	1,168,698
5.00%, 01/30/29	795	803,189
5.13%, 02/21/30(a)	1,220	1,233,773
5.40%, 06/01/29	760	779,340
Eli Lilly & Co.
2.75%, 06/01/25	497	496,392
3.38%, 03/15/29	870	849,072
4.15%, 08/14/27	630	634,313
4.20%, 08/14/29	765	767,754
4.50%, 02/09/27	840	848,489
4.50%, 02/09/29	740	751,602
4.55%, 02/12/28	745	757,461
4.75%, 02/12/30	1,090	1,116,850
5.00%, 02/27/26	560	560,277
GlaxoSmithKline Capital Inc.
3.63%, 05/15/25	823	822,721
3.88%, 05/15/28	1,352	1,343,859
4.50%, 04/15/30	695	697,588
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	732	707,805
Johnson & Johnson
0.95%, 09/01/27	1,160	1,087,027
2.45%, 03/01/26(a)	2,369	2,334,889
2.90%, 01/15/28	1,230	1,200,503
2.95%, 03/03/27	830	817,465
4.50%, 03/01/27(a)	600	607,770
4.55%, 03/01/28	570	581,003
4.70%, 03/01/30	775	795,814
4.80%, 06/01/29	820	844,184
McKesson Corp.
0.90%, 12/03/25	465	455,664
1.30%, 08/15/26	430	414,385
4.25%, 09/15/29	375	374,106
Mead Johnson Nutrition Co., 4.13%, 11/15/25	669	669,137
Merck & Co. Inc.
0.75%, 02/24/26	769	748,781
1.70%, 06/10/27	1,190	1,136,851
Security	Par (000)	Value
Pharmaceuticals (continued)
1.90%, 12/10/28(a)	$840	$780,009
3.40%, 03/07/29	1,305	1,269,389
4.05%, 05/17/28	365	366,221
Mylan Inc., 4.55%, 04/15/28(a)	596	581,817
Novartis Capital Corp.
2.00%, 02/14/27	820	793,615
3.00%, 11/20/25	1,917	1,906,441
3.10%, 05/17/27(a)	745	733,267
3.80%, 09/18/29	794	784,538
Pfizer Inc.
0.80%, 05/28/25	629	627,496
2.63%, 04/01/30	940	866,511
2.75%, 06/03/26	983	969,897
3.00%, 12/15/26	1,470	1,446,429
3.45%, 03/15/29(a)	1,313	1,280,857
3.60%, 09/15/28	795	785,533
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26	2,175	2,178,318
4.45%, 05/19/28	3,050	3,070,620
4.65%, 05/19/25	2,109	2,108,936
Pharmacia LLC, 6.60%, 12/01/28(a)	610	656,064
Sanofi SA, 3.63%, 06/19/28	780	771,829
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	237	233,402
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	1,800	1,600,822
5.00%, 11/26/28	1,400	1,425,535
Utah Acquisition Sub Inc., 3.95%, 06/15/26	1,295	1,275,413
Viatris Inc., 2.30%, 06/22/27	620	583,202
Zoetis Inc.
3.00%, 09/12/27	545	529,837
3.90%, 08/20/28	219	216,580
4.50%, 11/13/25	667	667,647
5.40%, 11/14/25	550	553,502
		110,587,251
Pipelines — 2.8%
Boardwalk Pipelines LP
4.45%, 07/15/27	285	284,889
4.80%, 05/03/29	395	395,047
5.95%, 06/01/26	555	561,706
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	795	759,067
5.13%, 06/30/27	990	1,001,565
Cheniere Energy Inc., 4.63%, 10/15/28	1,580	1,562,425
Cheniere Energy Partners LP, 4.50%, 10/01/29(a)	1,295	1,268,699
DCP Midstream Operating LP
5.13%, 05/15/29	465	468,738
5.38%, 07/15/25	686	686,147
5.63%, 07/15/27	405	412,086
Enbridge Energy Partners LP, 5.88%, 10/15/25	399	400,089
Enbridge Inc.
1.60%, 10/04/26	403	386,868
3.13%, 11/15/29	760	709,293
3.70%, 07/15/27	435	429,125
4.25%, 12/01/26	660	657,917
5.25%, 04/05/27	340	344,990
5.30%, 04/05/29	535	547,476
5.90%, 11/15/26	780	794,628
6.00%, 11/15/28	530	554,355
Energy Transfer LP
2.90%, 05/15/25	848	847,361
25
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
3.90%, 07/15/26	$402	$398,135
4.00%, 10/01/27	265	261,659
4.15%, 09/15/29	355	344,030
4.20%, 04/15/27	540	535,576
4.40%, 03/15/27	555	552,636
4.75%, 01/15/26(a)	813	812,517
4.95%, 05/15/28	830	836,118
4.95%, 06/15/28	785	792,270
5.20%, 04/01/30	440	443,735
5.25%, 04/15/29	1,045	1,057,513
5.25%, 07/01/29(a)	770	776,945
5.50%, 06/01/27	690	700,609
5.55%, 02/15/28	850	869,913
6.05%, 12/01/26	740	754,771
6.10%, 12/01/28	395	412,616
Enterprise Products Operating LLC
2.80%, 01/31/30	955	889,934
3.13%, 07/31/29(a)	940	896,023
3.70%, 02/15/26(a)	785	780,752
3.95%, 02/15/27	522	519,820
4.15%, 10/16/28	725	721,092
4.60%, 01/11/27(a)	670	674,237
5.05%, 01/10/26(a)	655	659,202
Kinder Morgan Inc.
1.75%, 11/15/26	575	552,811
4.30%, 06/01/25	1,127	1,126,690
4.30%, 03/01/28	950	945,909
5.00%, 02/01/29	985	993,808
5.10%, 08/01/29	365	370,080
5.15%, 06/01/30	170	171,484
MPLX LP
1.75%, 03/01/26	1,140	1,110,736
4.00%, 03/15/28	982	967,089
4.13%, 03/01/27	1,045	1,037,703
4.25%, 12/01/27	540	536,969
4.80%, 02/15/29	550	550,199
ONEOK Inc.
3.10%, 03/15/30	610	562,836
3.40%, 09/01/29	470	443,432
4.00%, 07/13/27	360	355,875
4.25%, 09/24/27	80	79,526
4.35%, 03/15/29	510	501,630
4.40%, 10/15/29	430	422,351
4.55%, 07/15/28	735	734,504
5.00%, 03/01/26	687	687,831
5.55%, 11/01/26	655	663,205
5.65%, 11/01/28	615	633,573
5.85%, 01/15/26(a)	535	540,034
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	820	775,937
4.50%, 12/15/26	730	729,678
4.65%, 10/15/25	904	904,259
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	1,070	1,062,545
5.00%, 03/15/27	1,210	1,218,488
5.88%, 06/30/26	1,367	1,378,767
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27(c)	170	170,866
5.03%, 10/01/29(c)	792	784,825
Spectra Energy Partners LP, 3.38%, 10/15/26	490	481,570
Security	Par (000)	Value
Pipelines (continued)
Targa Resources Corp.
5.20%, 07/01/27	$590	$597,223
6.15%, 03/01/29	765	796,562
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	570	569,554
5.50%, 03/01/30	568	568,405
6.50%, 07/15/27	1,200	1,202,990
6.88%, 01/15/29	220	225,294
TransCanada PipeLines Ltd.
4.10%, 04/15/30	880	848,824
4.25%, 05/15/28	1,055	1,046,406
4.88%, 01/15/26(a)	876	875,365
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26	797	810,556
Western Midstream Operating LP
4.05%, 02/01/30	935	887,396
6.35%, 01/15/29	445	462,508
Williams Companies Inc. (The)
3.75%, 06/15/27	1,117	1,099,562
4.00%, 09/15/25	602	599,863
4.90%, 03/15/29	845	852,758
5.30%, 08/15/28	685	699,833
5.40%, 03/02/26(a)	1,050	1,058,598
		62,459,481
Real Estate — 0.1%
CBRE Services Inc.
4.80%, 06/15/30	275	273,520
4.88%, 03/01/26	585	586,439
5.50%, 04/01/29(a)	335	343,753
		1,203,712
Real Estate Investment Trusts — 3.2%
American Homes 4 Rent LP, 4.25%, 02/15/28	320	317,215
American Tower Corp.
1.30%, 09/15/25(a)	485	478,928
1.45%, 09/15/26(a)	505	484,185
1.50%, 01/31/28	485	447,519
1.60%, 04/15/26	615	597,320
2.75%, 01/15/27	510	495,713
2.90%, 01/15/30	575	532,180
3.38%, 10/15/26	805	791,756
3.55%, 07/15/27	635	623,868
3.60%, 01/15/28	595	582,340
3.65%, 03/15/27	530	522,013
3.80%, 08/15/29	1,195	1,153,822
3.95%, 03/15/29	140	136,612
4.00%, 06/01/25	583	582,545
4.40%, 02/15/26	507	506,879
4.90%, 03/15/30	575	579,962
5.00%, 01/31/30	485	492,524
5.20%, 02/15/29	290	296,124
5.25%, 07/15/28	770	787,190
5.50%, 03/15/28(a)	595	611,512
5.80%, 11/15/28	580	603,840
AvalonBay Communities Inc.
2.30%, 03/01/30	565	511,076
3.45%, 06/01/25	448	447,470
Boston Properties LP
2.75%, 10/01/26	954	924,912
2.90%, 03/15/30	500	452,965
Schedule of Investments
26

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.40%, 06/21/29	$685	$642,185
3.65%, 02/01/26	900	892,011
4.50%, 12/01/28	840	826,562
6.75%, 12/01/27	505	526,971
Brixmor Operating Partnership LP
4.13%, 06/15/26	585	581,404
4.13%, 05/15/29	595	578,723
Camden Property Trust
3.15%, 07/01/29	490	462,885
5.85%, 11/03/26	345	352,341
Crown Castle Inc.
1.05%, 07/15/26	789	755,203
1.35%, 07/15/25	355	352,491
2.90%, 03/15/27	550	533,500
3.10%, 11/15/29	375	348,485
3.65%, 09/01/27	880	859,907
3.70%, 06/15/26	845	835,419
3.80%, 02/15/28	865	844,356
4.00%, 03/01/27	257	254,362
4.30%, 02/15/29	400	392,954
4.45%, 02/15/26	680	677,488
4.80%, 09/01/28	415	415,849
4.90%, 09/01/29	380	381,014
5.00%, 01/11/28	870	877,437
5.60%, 06/01/29	555	569,939
CubeSmart LP, 2.25%, 12/15/28	335	308,130
Digital Realty Trust LP
3.60%, 07/01/29	700	674,015
3.70%, 08/15/27	665	656,375
4.45%, 07/15/28(a)	390	388,820
5.55%, 01/15/28	710	728,718
Equinix Inc.
1.00%, 09/15/25	496	489,243
1.25%, 07/15/25	358	355,899
1.45%, 05/15/26	501	484,347
1.55%, 03/15/28	500	461,394
1.80%, 07/15/27	300	283,471
2.90%, 11/18/26	555	541,784
3.20%, 11/18/29	910	856,044
ERP Operating LP
2.50%, 02/15/30	460	419,877
2.85%, 11/01/26	560	548,254
3.00%, 07/01/29	475	447,168
3.50%, 03/01/28	155	151,638
Essex Portfolio LP
3.00%, 01/15/30	450	415,962
4.00%, 03/01/29	355	346,790
Extra Space Storage LP
3.50%, 07/01/26	579	572,532
5.70%, 04/01/28	465	478,932
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30	432	407,453
5.30%, 01/15/29	700	700,353
5.38%, 04/15/26	813	810,951
5.75%, 06/01/28	325	329,915
Healthcare Realty Holdings LP
3.10%, 02/15/30	435	399,778
3.50%, 08/01/26	435	427,456
3.75%, 07/01/27	320	313,898
Healthpeak OP LLC
2.13%, 12/01/28	410	375,699
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.00%, 01/15/30	$595	$551,095
3.25%, 07/15/26	657	645,681
3.50%, 07/15/29	490	465,314
Host Hotels & Resorts LP
Series E, 4.00%, 06/15/25	450	449,465
Series H, 3.38%, 12/15/29	510	470,373
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	447	414,637
Kimco Realty OP LLC, 2.80%, 10/01/26	530	517,208
Mid-America Apartments LP
3.60%, 06/01/27	420	414,426
3.95%, 03/15/29(a)	405	397,181
Omega Healthcare Investors Inc.
3.63%, 10/01/29	390	366,445
4.50%, 04/01/27(a)	470	468,921
4.75%, 01/15/28	310	310,043
5.25%, 01/15/26	635	636,108
Prologis LP
2.13%, 04/15/27	300	288,620
2.25%, 04/15/30	210	189,006
4.88%, 06/15/28	495	503,906
Public Storage Operating Co.
0.88%, 02/15/26	545	529,500
1.50%, 11/09/26	675	647,545
1.85%, 05/01/28	515	481,489
1.95%, 11/09/28	285	263,943
3.09%, 09/15/27	265	258,722
3.39%, 05/01/29	370	357,571
5.13%, 01/15/29	460	473,925
Realty Income Corp.
3.00%, 01/15/27	580	567,217
3.10%, 12/15/29	400	374,618
3.25%, 06/15/29	415	393,606
3.40%, 01/15/28	410	399,353
3.65%, 01/15/28	392	385,209
3.95%, 08/15/27	445	440,812
4.13%, 10/15/26	564	562,257
4.63%, 11/01/25	405	405,378
4.85%, 03/15/30(a)	370	374,136
4.88%, 06/01/26	615	616,692
5.05%, 01/13/26(a)	785	785,437
Regency Centers LP, 3.60%, 02/01/27	485	479,118
Sabra Health Care LP, 5.13%, 08/15/26	530	527,104
Simon Property Group LP
1.38%, 01/15/27	470	447,371
1.75%, 02/01/28	750	701,216
2.45%, 09/13/29	960	882,502
3.25%, 11/30/26	540	531,645
3.30%, 01/15/26	882	875,066
3.38%, 06/15/27(a)	330	324,268
3.38%, 12/01/27	510	499,101
3.50%, 09/01/25(a)	737	734,696
Sun Communities Operating LP, 5.50%, 01/15/29	365	374,909
UDR Inc., 3.20%, 01/15/30	455	426,946
Ventas Realty LP
3.00%, 01/15/30	535	496,032
4.00%, 03/01/28	430	424,033
4.13%, 01/15/26	428	426,746
4.40%, 01/15/29	520	515,629
27
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
VICI Properties LP
4.75%, 02/15/28	$930	$932,172
4.95%, 02/15/30	745	740,993
Welltower OP LLC
2.05%, 01/15/29	380	349,200
2.70%, 02/15/27	590	574,533
3.10%, 01/15/30	560	526,282
4.00%, 06/01/25	946	945,646
4.13%, 03/15/29	345	340,866
4.25%, 04/01/26	713	710,608
4.25%, 04/15/28	530	529,083
Weyerhaeuser Co.
4.00%, 11/15/29	525	510,765
4.00%, 04/15/30	480	464,698
4.75%, 05/15/26	600	600,569
		71,594,488
Retail — 2.6%
AutoZone Inc.
3.75%, 06/01/27	382	377,165
4.00%, 04/15/30	500	485,599
5.10%, 07/15/29	445	454,088
6.25%, 11/01/28	330	349,133
Best Buy Co. Inc., 4.45%, 10/01/28(a)	360	359,775
Costco Wholesale Corp.
1.38%, 06/20/27	930	884,217
1.60%, 04/20/30	1,267	1,122,679
3.00%, 05/18/27	755	742,968
Darden Restaurants Inc., 3.85%, 05/01/27(a)	322	318,004
Dollar General Corp.
3.50%, 04/03/30	600	562,977
3.88%, 04/15/27	435	429,455
4.13%, 05/01/28(a)	375	369,754
4.63%, 11/01/27	400	400,866
5.20%, 07/05/28(a)	370	375,722
Dollar Tree Inc.
4.00%, 05/15/25	700	699,627
4.20%, 05/15/28	902	889,066
Genuine Parts Co., 4.95%, 08/15/29	585	588,061
Home Depot Inc. (The)
0.90%, 03/15/28(a)	740	677,995
1.50%, 09/15/28	835	768,953
2.13%, 09/15/26	825	804,634
2.50%, 04/15/27	555	539,390
2.70%, 04/15/30	1,000	927,434
2.80%, 09/14/27	945	918,868
2.88%, 04/15/27	745	729,510
2.95%, 06/15/29	1,375	1,309,307
3.00%, 04/01/26(a)	1,137	1,124,630
3.35%, 09/15/25	993	990,262
3.90%, 12/06/28	647	643,536
4.00%, 09/15/25	550	549,744
4.75%, 06/25/29	915	933,580
4.88%, 06/25/27	640	651,531
4.90%, 04/15/29	575	590,028
4.95%, 09/30/26(a)	660	667,934
5.10%, 12/24/25	90	90,547
5.15%, 06/25/26	1,130	1,143,862
Lowe's Companies Inc.
1.30%, 04/15/28	710	651,585
1.70%, 09/15/28	775	709,607
2.50%, 04/15/26	996	977,370
Security	Par (000)	Value
Retail (continued)
3.10%, 05/03/27	$1,080	$1,054,484
3.35%, 04/01/27	515	505,939
3.38%, 09/15/25	576	574,430
3.65%, 04/05/29(a)	1,110	1,076,287
4.40%, 09/08/25	637	636,605
4.50%, 04/15/30	800	796,009
4.80%, 04/01/26(a)	858	859,944
McDonald's Corp.
1.45%, 09/01/25	395	391,112
2.13%, 03/01/30	200	180,148
2.63%, 09/01/29(a)	955	892,518
3.30%, 07/01/25	521	519,777
3.38%, 05/26/25(a)	525	524,555
3.50%, 03/01/27	722	712,921
3.50%, 07/01/27	675	665,404
3.70%, 01/30/26(a)	1,468	1,462,637
3.80%, 04/01/28	765	758,252
4.60%, 05/15/30(a)	275	276,755
4.80%, 08/14/28	420	427,266
5.00%, 05/17/29(a)	315	323,018
O'Reilly Automotive Inc.
3.55%, 03/15/26(a)	478	475,504
3.60%, 09/01/27	530	521,447
3.90%, 06/01/29	385	374,118
4.20%, 04/01/30	350	343,413
4.35%, 06/01/28	365	365,208
5.75%, 11/20/26	385	392,147
Ross Stores Inc., 0.88%, 04/15/26	487	469,997
Starbucks Corp.
2.00%, 03/12/27	540	517,150
2.25%, 03/12/30(a)	475	425,777
2.45%, 06/15/26	382	373,904
3.50%, 03/01/28	415	406,009
3.55%, 08/15/29	720	694,240
3.80%, 08/15/25	934	932,880
4.00%, 11/15/28	615	606,434
4.75%, 02/15/26	880	882,365
4.85%, 02/08/27	787	793,694
Target Corp.
1.95%, 01/15/27(a)	825	798,454
2.35%, 02/15/30	540	493,718
2.50%, 04/15/26(a)	763	750,720
3.38%, 04/15/29(a)	775	752,664
TJX Companies Inc. (The)
1.15%, 05/15/28(a)	340	312,331
2.25%, 09/15/26	770	751,713
Walmart Inc.
3.05%, 07/08/26	655	648,733
3.25%, 07/08/29	135	131,475
3.55%, 06/26/25	785	784,417
3.70%, 06/26/28	1,125	1,121,229
3.90%, 04/15/28(a)	640	641,527
4.00%, 04/15/26	730	729,815
4.00%, 04/15/30	400	400,601
4.10%, 04/28/27	340	342,166
4.35%, 04/28/30	775	784,162
		56,465,536
Semiconductors — 2.3%
Analog Devices Inc.
1.70%, 10/01/28	530	487,886
3.50%, 12/05/26	760	752,832
Schedule of Investments
28

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
Applied Materials Inc.
3.30%, 04/01/27	$885	$873,333
3.90%, 10/01/25	590	588,981
4.80%, 06/15/29	525	537,610
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28	644	630,040
3.88%, 01/15/27	2,219	2,203,179
Broadcom Inc.
1.95%, 02/15/28(a)(c)	700	655,415
3.15%, 11/15/25	713	708,507
3.46%, 09/15/26	641	632,933
4.00%, 04/15/29(c)	540	528,932
4.11%, 09/15/28	865	857,626
4.15%, 02/15/28	665	661,942
4.35%, 02/15/30	1,175	1,160,324
4.75%, 04/15/29	1,290	1,300,932
4.80%, 04/15/28	480	486,730
5.00%, 04/15/30	460	467,079
5.05%, 07/12/27	1,355	1,376,211
5.05%, 07/12/29	1,735	1,767,457
5.05%, 04/15/30	500	509,152
Intel Corp.
1.60%, 08/12/28	815	739,105
2.45%, 11/15/29	1,390	1,251,933
2.60%, 05/19/26	675	660,552
3.15%, 05/11/27	792	768,835
3.70%, 07/29/25	1,644	1,640,833
3.75%, 03/25/27	760	748,776
3.75%, 08/05/27	890	873,521
3.90%, 03/25/30	1,070	1,020,652
4.00%, 08/05/29	730	706,033
4.88%, 02/10/26	1,194	1,193,910
4.88%, 02/10/28	1,380	1,391,239
5.13%, 02/10/30(a)	785	791,834
KLA Corp., 4.10%, 03/15/29	665	660,522
Lam Research Corp.
3.75%, 03/15/26	778	776,877
4.00%, 03/15/29	730	723,730
Marvell Technology Inc.
1.65%, 04/15/26(a)	421	408,768
2.45%, 04/15/28	610	574,336
5.75%, 02/15/29	365	377,353
Microchip Technology Inc.
4.25%, 09/01/25	865	863,048
4.90%, 03/15/28	480	480,879
5.05%, 03/15/29	930	930,768
5.05%, 02/15/30	675	671,506
Micron Technology Inc.
4.19%, 02/15/27	740	739,456
4.66%, 02/15/30	580	570,502
5.33%, 02/06/29	547	553,705
5.38%, 04/15/28	530	541,023
6.75%, 11/01/29	925	987,855
NVIDIA Corp.
1.55%, 06/15/28(a)	945	879,636
2.85%, 04/01/30	1,200	1,130,887
3.20%, 09/16/26	1,160	1,149,372
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	350	358,183
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25	427	427,000
3.15%, 05/01/27	275	267,686
Security	Par (000)	Value
Semiconductors (continued)
3.88%, 06/18/26	$730	$723,820
4.30%, 06/18/29	745	728,165
4.40%, 06/01/27	335	334,238
Qorvo Inc., 4.38%, 10/15/29(a)	560	535,814
Qualcomm Inc.
1.30%, 05/20/28	726	668,504
3.25%, 05/20/27	1,530	1,505,000
3.45%, 05/20/25	1,007	1,006,707
Skyworks Solutions Inc., 1.80%, 06/01/26	452	436,858
Texas Instruments Inc.
1.13%, 09/15/26	500	481,268
2.25%, 09/04/29	505	465,542
2.90%, 11/03/27	610	594,403
4.60%, 02/08/27	255	258,022
4.60%, 02/15/28	535	542,492
4.60%, 02/08/29	390	395,870
		51,724,119
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	455	418,145
3.48%, 12/01/27	375	363,817
3.84%, 05/01/25	512	512,000
5.35%, 01/15/30	335	341,083
		1,635,045
Software — 2.7%
Adobe Inc.
2.15%, 02/01/27	835	809,480
2.30%, 02/01/30	975	897,022
4.75%, 01/17/28	565	576,706
4.80%, 04/04/29	620	636,285
4.85%, 04/04/27	250	254,408
4.95%, 01/17/30	530	546,151
AppLovin Corp., 5.13%, 12/01/29	715	720,886
Atlassian Corp., 5.25%, 05/15/29	350	356,279
Autodesk Inc.
2.85%, 01/15/30	380	353,564
3.50%, 06/15/27	532	524,188
Broadridge Financial Solutions Inc.
2.90%, 12/01/29	495	460,034
3.40%, 06/27/26	405	399,771
Cadence Design Systems Inc.
4.20%, 09/10/27	225	224,865
4.30%, 09/10/29	755	753,649
Fidelity National Information Services Inc.
1.15%, 03/01/26	1,097	1,067,993
1.65%, 03/01/28	545	503,712
Fiserv Inc.
2.25%, 06/01/27	755	722,190
3.20%, 07/01/26	1,560	1,539,008
3.50%, 07/01/29	2,270	2,163,390
3.85%, 06/01/25	664	663,529
4.20%, 10/01/28	768	760,646
4.75%, 03/15/30	685	684,263
5.15%, 03/15/27	530	535,985
5.38%, 08/21/28	560	574,106
5.45%, 03/02/28	670	686,024
Intuit Inc.
0.95%, 07/15/25	318	316,095
1.35%, 07/15/27	335	316,495
5.13%, 09/15/28	635	656,725
29
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
5.25%, 09/15/26	$640	$649,077
Microsoft Corp.
2.40%, 08/08/26	235	230,681
3.13%, 11/03/25	2,228	2,218,710
3.30%, 02/06/27	2,745	2,722,625
3.40%, 09/15/26(a)	710	705,696
Oracle Corp.
1.65%, 03/25/26	2,377	2,316,510
2.30%, 03/25/28	1,524	1,441,691
2.65%, 07/15/26	2,332	2,283,004
2.80%, 04/01/27	1,712	1,664,857
2.95%, 05/15/25	1,707	1,705,796
2.95%, 04/01/30(a)	2,400	2,218,003
3.25%, 11/15/27(a)	2,095	2,041,618
4.20%, 09/27/29	1,120	1,103,613
4.50%, 05/06/28	580	583,062
4.80%, 08/03/28	1,220	1,234,269
5.80%, 11/10/25	938	944,443
6.15%, 11/09/29	940	998,412
Paychex Inc., 5.10%, 04/15/30	1,015	1,028,402
Roper Technologies Inc.
1.00%, 09/15/25	478	472,479
1.40%, 09/15/27	170	158,382
2.95%, 09/15/29	542	506,191
3.80%, 12/15/26	606	600,092
4.20%, 09/15/28	600	594,603
4.50%, 10/15/29	360	358,066
Salesforce Inc.
1.50%, 07/15/28(a)	815	754,253
3.70%, 04/11/28	1,155	1,148,295
Synopsys Inc.
4.55%, 04/01/27	1,150	1,156,378
4.65%, 04/01/28	570	576,137
4.85%, 04/01/30(a)	1,655	1,672,364
Take-Two Interactive Software Inc.
3.70%, 04/14/27	545	537,750
4.95%, 03/28/28(a)	625	635,487
5.00%, 03/28/26	525	526,758
VMware LLC
1.40%, 08/15/26(a)	1,165	1,118,380
1.80%, 08/15/28	640	584,855
3.90%, 08/21/27	935	920,561
4.50%, 05/15/25	642	641,800
4.65%, 05/15/27	405	405,053
Workday Inc.
3.50%, 04/01/27	795	780,549
3.70%, 04/01/29	532	514,752
		59,457,103
Telecommunications — 2.9%
AT&T Inc.
1.65%, 02/01/28	1,815	1,692,150
1.70%, 03/25/26	2,470	2,409,218
2.30%, 06/01/27	1,957	1,879,489
3.80%, 02/15/27	665	659,086
4.10%, 02/15/28	1,456	1,450,193
4.25%, 03/01/27	245	244,635
4.30%, 02/15/30	2,390	2,370,687
4.35%, 03/01/29	2,255	2,250,119
British Telecommunications PLC, 5.13%, 12/04/28	325	332,666
Cisco Systems Inc.
2.50%, 09/20/26	1,133	1,111,135
Security	Par (000)	Value
Telecommunications (continued)
2.95%, 02/28/26(a)	$675	$669,371
3.50%, 06/15/25	440	439,577
4.55%, 02/24/28	650	660,248
4.75%, 02/24/30(a)	850	868,628
4.80%, 02/26/27	1,510	1,533,344
4.85%, 02/26/29	1,947	1,994,100
4.90%, 02/26/26	865	870,708
Motorola Solutions Inc.
4.60%, 02/23/28	455	456,925
4.60%, 05/23/29	570	569,850
Nokia OYJ, 4.38%, 06/12/27(a)	290	286,241
Rogers Communications Inc.
2.90%, 11/15/26	255	248,568
3.20%, 03/15/27(a)	1,085	1,061,013
3.63%, 12/15/25	674	669,678
5.00%, 02/15/29(a)	925	932,854
Sprint Capital Corp., 6.88%, 11/15/28	2,235	2,386,607
Sprint LLC, 7.63%, 03/01/26	1,345	1,362,525
Telefonica Emisiones SA, 4.10%, 03/08/27	1,081	1,075,360
TELUS Corp.
2.80%, 02/16/27	540	525,128
3.70%, 09/15/27	395	389,534
T-Mobile USA Inc.
1.50%, 02/15/26	905	882,982
2.05%, 02/15/28	1,350	1,269,392
2.25%, 02/15/26	1,500	1,470,542
2.40%, 03/15/29	405	373,950
2.63%, 04/15/26	235	230,860
2.63%, 02/15/29	820	764,095
3.38%, 04/15/29	1,932	1,842,917
3.75%, 04/15/27	3,270	3,233,718
3.88%, 04/15/30	4,819	4,645,441
4.20%, 10/01/29	545	536,406
4.75%, 02/01/28	1,495	1,495,847
4.80%, 07/15/28	755	762,556
4.85%, 01/15/29	775	783,123
4.95%, 03/15/28	844	857,212
5.38%, 04/15/27	275	275,004
Verizon Communications Inc.
1.45%, 03/20/26(a)	124	121,121
2.10%, 03/22/28	1,697	1,600,424
3.00%, 03/22/27	545	532,135
3.15%, 03/22/30	1,170	1,099,990
3.88%, 02/08/29	940	924,864
4.02%, 12/03/29	3,270	3,211,377
4.13%, 03/16/27(a)	2,340	2,337,228
4.33%, 09/21/28(a)	2,775	2,785,372
		63,436,193
Toys, Games & Hobbies — 0.1%
Hasbro Inc.
3.50%, 09/15/27	365	355,172
3.55%, 11/19/26	585	574,743
3.90%, 11/19/29	695	661,000
		1,590,915
Transportation — 0.8%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27(a)	465	459,753
Canadian National Railway Co., 2.75%, 03/01/26(a)	477	471,701
Schedule of Investments
30

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Canadian Pacific Railway Co.
1.75%, 12/02/26	$840	$807,664
2.05%, 03/05/30(a)	375	334,715
4.00%, 06/01/28(a)	305	302,730
4.80%, 03/30/30(a)	475	480,357
CSX Corp.
2.60%, 11/01/26	610	593,851
3.25%, 06/01/27	709	695,359
3.35%, 11/01/25(a)	470	468,807
3.80%, 03/01/28(a)	610	604,956
4.25%, 03/15/29	695	692,957
FedEx Corp., 3.25%, 04/01/26	662	653,579
JB Hunt Transport Services Inc.
3.88%, 03/01/26	230	228,759
4.90%, 03/15/30	570	576,247
Norfolk Southern Corp.
2.90%, 06/15/26	370	364,188
3.80%, 08/01/28(a)	420	414,783
Ryder System Inc.
5.25%, 06/01/28	490	500,770
5.38%, 03/15/29	390	399,613
5.65%, 03/01/28	370	380,892
Union Pacific Corp.
2.15%, 02/05/27	485	468,852
2.40%, 02/05/30	557	510,179
2.75%, 03/01/26	530	524,246
3.00%, 04/15/27	285	278,930
3.25%, 08/15/25	395	393,811
3.70%, 03/01/29	550	539,619
3.75%, 07/15/25	431	430,539
3.95%, 09/10/28	725	720,783
4.75%, 02/21/26(a)	425	426,756
United Parcel Service Inc.
2.40%, 11/15/26	554	540,523
3.05%, 11/15/27	730	712,873
3.40%, 03/15/29(a)	570	553,613
4.45%, 04/01/30	545	547,848
Walmart Inc.
1.05%, 09/17/26	1,005	967,913
1.50%, 09/22/28(a)	960	888,276
3.95%, 09/09/27	675	676,814
		18,613,256
Trucking & Leasing — 0.0%
GATX Corp., 4.70%, 04/01/29	365	365,118
Security	Par (000)	Value
Water — 0.1%
American Water Capital Corp.
2.95%, 09/01/27	$410	$398,243
3.45%, 06/01/29	442	425,883
3.75%, 09/01/28(a)	460	451,987
Essential Utilities Inc.
2.70%, 04/15/30	340	309,627
4.80%, 08/15/27	415	418,479
		2,004,219
Total Long-Term Investments — 98.8% (Cost: $2,175,773,450)		2,185,221,168
	Shares
Short-Term Securities
Money Market Funds — 6.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	136,868,921	136,923,668
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	7,260,000	7,260,000
Total Short-Term Securities — 6.5% (Cost: $144,124,433)		144,183,668
Total Investments — 105.3% (Cost: $2,319,897,883)		2,329,404,836
Liabilities in Excess of Other Assets — (5.3)%		(116,604,952)
Net Assets — 100.0%		$2,212,799,884

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
31
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year Investment Grade Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$139,472,808	$—	$(2,513,442)(a)	$2,935	$(38,633)	$136,923,668	136,868,921	$145,586 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	24,180,000	—	(16,920,000)(a)	—	—	7,260,000	7,260,000	501,545	—
				$2,935	$(38,633)	$144,183,668		$647,131	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,185,221,168	$—	$2,185,221,168
Short-Term Securities
Money Market Funds	144,183,668	—	—	144,183,668
	$144,183,668	$2,185,221,168	$—	$2,329,404,836
See notes to financial statements.
Schedule of Investments
32

Schedule of Investments (unaudited)
April 30, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 0.8%
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	$230	$218,938
General Dynamics Corp.
1.15%, 06/01/26	445	431,171
2.13%, 08/15/26	350	341,353
2.25%, 06/01/31	288	253,853
2.63%, 11/15/27	288	278,163
2.85%, 06/01/41	245	175,895
3.50%, 04/01/27(a)	357	354,170
3.60%, 11/15/42	168	132,717
3.63%, 04/01/30	660	640,202
3.75%, 05/15/28(a)	339	335,852
4.25%, 04/01/40	439	388,459
4.25%, 04/01/50	442	366,856
4.95%, 08/15/35	120	120,333
General Electric Co.
4.50%, 03/11/44	200	173,569
5.88%, 01/14/38	495	521,002
Lockheed Martin Corp.
2.80%, 06/15/50	379	234,084
3.60%, 03/01/35(a)	283	252,586
3.80%, 03/01/45	480	375,332
3.90%, 06/15/32(a)	415	395,707
4.07%, 12/15/42	653	541,269
4.09%, 09/15/52	621	480,795
4.15%, 06/15/53	450	350,625
4.30%, 06/15/62	445	346,401
4.45%, 05/15/28(a)	405	409,045
4.50%, 02/15/29(a)	250	252,437
4.50%, 05/15/36	350	332,761
4.70%, 12/15/31	260	262,169
4.70%, 05/15/46	703	621,605
4.75%, 02/15/34	425	419,452
4.80%, 08/15/34	280	277,149
5.10%, 11/15/27(a)	365	374,908
5.20%, 02/15/55	555	515,334
5.20%, 02/15/64	460	417,653
5.25%, 01/15/33	505	521,436
5.70%, 11/15/54	525	523,773
5.90%, 11/15/63	360	366,263
Series B, 6.15%, 09/01/36	515	561,512
		13,564,829
Agriculture — 1.1%
Archer-Daniels-Midland Co.
2.50%, 08/11/26	548	535,745
2.70%, 09/15/51	535	321,426
2.90%, 03/01/32(a)	390	348,372
3.25%, 03/27/30	560	531,017
4.50%, 08/15/33(a)	300	290,050
4.50%, 03/15/49	223	187,354
Philip Morris International Inc.
0.88%, 05/01/26	540	522,430
1.75%, 11/01/30	325	281,284
2.10%, 05/01/30	306	273,070
3.13%, 08/17/27	230	225,120
3.13%, 03/02/28	215	208,971
3.38%, 08/15/29	409	392,733
3.88%, 08/21/42	470	373,072
4.13%, 04/28/28	265	264,588
Security	Par (000)	Value
Agriculture (continued)
4.13%, 03/04/43	$349	$285,689
4.25%, 11/10/44(a)	573	475,019
4.38%, 11/01/27	570	572,612
4.38%, 04/30/30	250	248,815
4.38%, 11/15/41(a)	490	418,159
4.50%, 03/20/42	376	324,735
4.63%, 11/01/29	315	317,396
4.75%, 02/12/27	290	293,098
4.75%, 11/01/31	250	250,541
4.88%, 02/15/28	805	819,359
4.88%, 02/13/29	475	482,393
4.88%, 04/30/35	200	196,088
4.88%, 11/15/43	317	284,259
4.90%, 11/01/34(a)	400	394,241
5.13%, 11/17/27	95	97,021
5.13%, 02/15/30(a)	1,095	1,123,861
5.13%, 02/13/31	635	650,529
5.25%, 09/07/28	185	190,621
5.25%, 02/13/34	975	984,901
5.38%, 02/15/33	1,095	1,121,047
5.50%, 09/07/30	290	303,018
5.63%, 11/17/29	585	613,676
5.63%, 09/07/33	455	472,593
5.75%, 11/17/32	795	833,504
6.38%, 05/16/38	840	912,949
		17,421,356
Airlines — 0.2%
American Airlines Pass-Through Trust, Series A, Class A, 2.88%, 01/11/36	338	292,593
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	128	119,843
United Airlines Pass-Through Trust
5.80%, 07/15/37	695	689,061
Series 2019-2, Class AA, 2.70%, 11/01/33	322	282,196
Series 2020-1, 5.88%, 04/15/29	582	589,653
Series AA, 5.45%, 08/15/38	540	530,338
		2,503,684
Apparel — 0.2%
NIKE Inc.
2.38%, 11/01/26	525	512,048
2.75%, 03/27/27	606	591,456
2.85%, 03/27/30(a)	722	675,188
3.25%, 03/27/40	512	395,662
3.38%, 11/01/46	290	207,007
3.38%, 03/27/50	900	624,892
3.63%, 05/01/43	222	173,600
3.88%, 11/01/45	540	420,092
Ralph Lauren Corp., 2.95%, 06/15/30	510	471,375
		4,071,320
Auto Manufacturers — 1.9%
American Honda Finance Corp.
1.30%, 09/09/26	400	383,858
1.80%, 01/13/31(a)	200	170,121
2.00%, 03/24/28	360	337,231
2.25%, 01/12/29	500	461,168
2.30%, 09/09/26	406	394,824
2.35%, 01/08/27	257	248,995
3.50%, 02/15/28	276	269,774
4.40%, 10/05/26	315	314,865
4.40%, 09/05/29	415	412,462
33
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.45%, 10/22/27	$420	$421,621
4.55%, 03/03/28	545	548,052
4.60%, 04/17/30(a)	395	394,435
4.70%, 01/12/28	310	312,707
4.80%, 03/05/30(a)	360	362,875
4.85%, 10/23/31	375	374,168
4.90%, 03/12/27	275	277,947
4.90%, 07/09/27(a)	330	333,865
4.90%, 03/13/29(a)	285	288,817
4.90%, 01/10/34(a)	315	309,237
5.05%, 07/10/31	445	451,999
5.13%, 07/07/28	455	464,699
5.20%, 03/05/35(a)	205	204,525
5.25%, 07/07/26	690	696,801
5.65%, 11/15/28	310	322,187
5.85%, 10/04/30	155	163,679
Cummins Inc.
1.50%, 09/01/30(a)	613	530,328
2.60%, 09/01/50	145	85,033
4.88%, 10/01/43	325	301,822
4.90%, 02/20/29(a)	170	173,668
5.15%, 02/20/34(a)	365	370,101
5.45%, 02/20/54(a)	585	556,612
Honda Motor Co. Ltd.
2.53%, 03/10/27	715	692,808
2.97%, 03/10/32(a)	395	350,413
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31	860	1,013,921
PACCAR Financial Corp.
4.45%, 08/06/27	335	338,576
4.55%, 03/03/28	250	253,398
4.60%, 01/31/29	240	242,905
5.00%, 05/13/27(a)	370	377,113
5.20%, 11/09/26	360	366,138
Toyota Motor Corp.
2.36%, 03/25/31	105	93,037
2.76%, 07/02/29(a)	305	287,679
3.67%, 07/20/28	76	75,284
5.12%, 07/13/28	475	486,976
5.12%, 07/13/33(a)	160	163,794
5.28%, 07/13/26	315	318,694
Toyota Motor Credit Corp.
1.13%, 06/18/26	590	570,286
1.15%, 08/13/27	360	336,876
1.65%, 01/10/31(a)	320	274,651
1.90%, 01/13/27	420	404,626
1.90%, 04/06/28	440	412,726
1.90%, 09/12/31	370	313,944
2.15%, 02/13/30	440	396,859
3.05%, 03/22/27	685	671,392
3.05%, 01/11/28	310	301,237
3.20%, 01/11/27	487	479,587
3.38%, 04/01/30	610	580,421
3.65%, 01/08/29	385	375,757
4.35%, 10/08/27	480	481,950
4.45%, 05/18/26	705	706,527
4.45%, 06/29/29	355	356,067
4.55%, 08/07/26	470	471,935
4.55%, 09/20/27	550	554,645
4.55%, 08/09/29	615	619,201
4.55%, 05/17/30	270	270,674
Security	Par (000)	Value
Auto Manufacturers (continued)
4.60%, 01/08/27(a)	$290	$292,390
4.60%, 10/10/31	435	433,444
4.63%, 01/12/28(a)	485	490,297
4.65%, 01/05/29	175	176,825
4.70%, 01/12/33	360	357,877
4.80%, 01/05/34	490	486,733
4.95%, 01/09/30(a)	230	234,867
5.00%, 08/14/26(a)	425	428,984
5.05%, 05/16/29	410	420,207
5.10%, 03/21/31	440	450,444
5.20%, 05/15/26	440	444,282
5.25%, 09/11/28	345	355,753
5.35%, 01/09/35	355	363,911
5.40%, 11/20/26	450	457,974
5.45%, 11/10/27	360	370,929
5.55%, 11/20/30(a)	667	700,422
Series B, 5.00%, 03/19/27(a)	350	355,331
		31,399,243
Auto Parts & Equipment — 0.0%
Magna International Inc.
2.45%, 06/15/30(a)	511	454,957
5.50%, 03/21/33(a)	255	256,514
		711,471
Banks — 33.6%
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	355	353,477
4.42%, 12/16/26	375	377,201
4.62%, 12/16/29	250	253,454
4.75%, 01/18/27	475	480,177
4.90%, 07/16/27	365	371,306
Banco Bilbao Vizcaya Argentaria SA, 5.38%, 03/13/29	200	205,247
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(b)	650	623,832
2.96%, 03/25/31	535	481,805
3.31%, 06/27/29	540	512,856
3.49%, 05/28/30	375	351,951
3.80%, 02/23/28	633	618,584
4.18%, 03/24/28, (1-year CMT + 2.000%)(b)	910	902,042
4.25%, 04/11/27	675	670,868
4.38%, 04/12/28	628	623,600
5.29%, 08/18/27	890	901,653
5.37%, 07/15/28, (1-year CMT + 0.950%)(b)	780	794,059
5.44%, 07/15/31	810	834,843
5.54%, 03/14/30, (1-year CMT + 1.450%)(a)(b)	770	789,837
5.55%, 03/14/28, (1-year CMT + 1.250%)(b)	410	416,315
5.57%, 01/17/30	350	361,091
5.59%, 08/08/28	710	731,656
6.03%, 01/17/35	480	497,769
6.53%, 11/07/27, (1-year CMT + 1.650%)(b)	660	679,054
6.61%, 11/07/28	460	490,562
6.94%, 11/07/33	785	881,601
Bank of America Corp.
1.73%, 07/22/27, (1-day SOFR + 0.960%)(b)	1,440	1,392,209
1.90%, 07/23/31, (1-day SOFR + 1.530%)(b)	855	741,434
1.92%, 10/24/31, (1-day SOFR + 1.370%)(b)	985	849,275
2.09%, 06/14/29, (1-day SOFR + 1.060%)(b)	1,040	968,767
2.30%, 07/21/32, (1-day SOFR + 1.220%)(b)	1,060	911,044
2.48%, 09/21/36, (5-year CMT + 1.200%)(b)	715	595,644
Schedule of Investments
34

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(b)	$1,050	$950,215
2.55%, 02/04/28, (1-day SOFR + 1.050%)(b)	735	711,161
2.57%, 10/20/32, (1-day SOFR + 1.210%)(b)	1,110	964,382
2.59%, 04/29/31, (1-day SOFR + 2.150%)(b)	699	631,199
2.68%, 06/19/41, (1-day SOFR + 1.930%)(b)	1,485	1,051,886
2.69%, 04/22/32, (1-day SOFR + 1.320%)(b)	1,315	1,162,743
2.83%, 10/24/51, (1-day SOFR + 1.880%)(b)	225	137,370
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(b)	680	630,964
2.97%, 02/04/33, (1-day SOFR + 1.330%)(b)	865	760,612
2.97%, 07/21/52, (1-day SOFR + 1.560%)(a)(b)	655	412,680
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(b)	971	915,640
3.25%, 10/21/27(a)	689	673,971
3.31%, 04/22/42, (1-day SOFR + 1.580%)(b)	1,120	838,803
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(b)	1,862	1,811,296
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(b)	714	700,596
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(b)	790	778,883
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.837%)(b)	730	721,777
3.85%, 03/08/37, (5-year CMT + 2.000%)(b)	665	592,293
3.95%, 01/23/49, (3-mo. CME Term SOFR + 1.452%)(b)	334	255,163
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(b)	744	733,411
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(b)	810	792,860
4.08%, 04/23/40, (3-mo. CME Term SOFR + 1.582%)(b)	338	289,227
4.08%, 03/20/51, (3-mo. CME Term SOFR + 3.412%)(b)	1,418	1,094,024
4.24%, 04/24/38, (3-mo. CME Term SOFR + 2.076%)(b)	513	458,259
4.25%, 10/22/26	690	688,815
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(b)	798	792,505
4.33%, 03/15/50, (3-mo. CME Term SOFR + 1.782%)(b)	784	634,395
4.38%, 04/27/28, (1-day SOFR + 1.580%)(a)(b)	695	693,860
4.44%, 01/20/48, (3-mo. CME Term SOFR + 2.252%)(b)	515	430,477
4.57%, 04/27/33, (1-day SOFR + 1.830%)(b)	1,330	1,289,280
4.88%, 04/01/44	140	126,810
4.95%, 07/22/28, (1-day SOFR + 2.040%)(b)	635	641,828
4.98%, 01/24/29, (1-day SOFR + 0.830%)(b)	1,045	1,058,768
5.00%, 01/21/44	587	543,130
5.02%, 07/22/33, (1-day SOFR + 2.160%)(b)	1,430	1,426,225
5.16%, 01/24/31, (1-day SOFR + 1.000%)(b)	1,565	1,594,021
5.20%, 04/25/29, (1-day SOFR + 1.630%)(b)	905	924,374
5.29%, 04/25/34, (1-day SOFR + 1.910%)(b)	1,630	1,634,129
5.43%, 08/15/35, (1-day SOFR +1.913%)(b)	755	737,652
5.47%, 01/23/35, (1-day SOFR + 1.650%)(b)	1,515	1,535,504
5.51%, 01/24/36, (1-day SOFR + 1.310%)(b)	1,200	1,216,566
5.52%, 10/25/35, (1-day SOFR + 1.738%)(b)	1,095	1,071,574
5.74%, 02/12/36, (1-day SOFR + 1.697%)(b)	895	888,567
5.82%, 09/15/29, (1-day SOFR + 1.570%)(b)	815	848,856
5.87%, 09/15/34, (1-day SOFR + 1.840%)(b)	1,145	1,192,803
Security	Par (000)	Value
Banks (continued)
5.88%, 02/07/42(a)	$563	$579,768
5.93%, 09/15/27, (1-day SOFR + 1.340%)(b)	305	310,782
6.11%, 01/29/37	620	641,068
6.20%, 11/10/28, (1-day SOFR + 1.990%)(b)	585	608,273
7.75%, 05/14/38	480	562,817
Series L, 4.18%, 11/25/27	500	497,235
Series L, 4.75%, 04/21/45(a)	95	83,150
Series N, 2.65%, 03/11/32, (1-day SOFR + 1.220%)(b)	546	484,133
Series N, 3.48%, 03/13/52, (1-day SOFR + 1.650%)(b)	275	191,732
Bank of America NA
5.53%, 08/18/26	600	609,934
6.00%, 10/15/36	525	543,085
Bank of Montreal
1.25%, 09/15/26	690	662,040
2.65%, 03/08/27	590	572,910
4.64%, 09/10/30, (1-day SOFR + 1.250%)(a)(b)	290	290,403
5.00%, 01/27/29, (1-day SOFR Index + 0.670%)(a)(b)	305	309,795
5.20%, 02/01/28	750	766,486
5.27%, 12/11/26	535	542,988
5.30%, 06/05/26	665	671,437
5.37%, 06/04/27(a)	160	163,326
5.51%, 06/04/31	410	426,605
5.72%, 09/25/28	430	447,581
Series f2f, 4.57%, 09/10/27, (1-day SOFR + 0.880%)(b)	385	385,398
Series H, 4.70%, 09/14/27	680	685,643
Bank of New York Mellon Corp. (The)
1.05%, 10/15/26	285	272,725
1.65%, 07/14/28	355	329,054
1.65%, 01/28/31(a)	335	287,595
1.80%, 07/28/31	195	166,806
2.05%, 01/26/27	290	279,987
2.45%, 08/17/26	413	403,501
2.80%, 05/04/26	822	809,974
3.00%, 10/30/28	231	220,529
3.25%, 05/16/27	493	485,523
3.30%, 08/23/29	420	400,037
3.40%, 01/29/28	298	292,456
3.44%, 02/07/28, (3-mo. CME Term SOFR + 1.331%)(b)	486	479,237
3.85%, 04/28/28(a)	405	403,207
3.99%, 06/13/28, (1-day SOFR + 1.151%)(b)	295	293,282
4.29%, 06/13/33, (1-day SOFR + 1.418%)(b)	425	408,393
4.54%, 02/01/29, (1-day SOFR + 1.169%)(b)	325	327,024
4.60%, 07/26/30, (1-day SOFR + 1.755%)(b)	150	150,880
4.71%, 02/01/34, (1-day SOFR + 1.512%)(b)	395	386,887
4.89%, 07/21/28, (1-day SOFR + 0.840%)(a)(b)	310	313,649
4.94%, 02/11/31, (1-day SOFR + 0.887%)(b)	425	432,429
4.97%, 04/26/34, (1-day SOFR + 1.606%)(b)	535	531,631
4.98%, 03/14/30, (1-day SOFR + 1.085%)(b)	370	377,691
5.06%, 07/22/32, (1-day SOFR + 1.230%)(b)	480	486,620
5.19%, 03/14/35, (1-day SOFR + 1.418%)(b)	485	489,802
5.23%, 11/20/35, (1-day SOFR + 1.253%)(b)	390	394,256
5.61%, 07/21/39, (1-day SOFR + 1.770%)(b)	210	210,692
5.80%, 10/25/28, (1-day SOFR Index + 1.802%)(b)	450	465,977
5.83%, 10/25/33, (1-day SOFR Index + 2.074%)(b)	800	844,226
35
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.32%, 10/25/29, (1-day SOFR + 1.598%)(b)	$550	$584,135
6.47%, 10/25/34, (1-day SOFR + 1.845%)(b)	570	622,763
Bank of Nova Scotia (The)
1.30%, 09/15/26	355	340,883
1.35%, 06/24/26	445	430,380
1.95%, 02/02/27	415	399,881
2.15%, 08/01/31(a)	390	335,275
2.45%, 02/02/32	315	270,313
2.70%, 08/03/26	649	636,883
2.95%, 03/11/27	360	351,617
4.40%, 09/08/28, (1-day SOFR + 1.000%)(b)	435	434,457
4.74%, 11/10/32, (1-day SOFR + 1.440%)(b)	380	376,102
4.85%, 02/01/30	655	662,226
4.93%, 02/14/29, (1-day SOFR + 0.890%)(b)	435	439,882
5.13%, 02/14/31, (1-day SOFR + 1.070%)(b)	435	441,594
5.25%, 06/12/28	360	369,954
5.35%, 12/07/26	600	609,042
5.40%, 06/04/27(a)	705	721,452
5.45%, 08/01/29	245	253,868
5.65%, 02/01/34	290	299,825
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34	225	220,372
BPCE SA, 3.38%, 12/02/26	85	83,858
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	335	323,914
3.45%, 04/07/27	415	408,665
3.60%, 04/07/32	425	390,460
4.51%, 09/11/27, (1-day SOFR + 0.930%)(b)	535	535,470
4.63%, 09/11/30, (1-day SOFR + 1.335%)(b)	420	418,562
4.86%, 01/13/28, (1-day SOFR + 0.720%)(b)	470	473,249
4.86%, 03/30/29, (1-day SOFR + 1.03%)(b)	640	645,758
5.00%, 04/28/28	295	300,909
5.24%, 06/28/27(a)	630	641,282
5.25%, 01/13/31, (1-day SOFR + 1.105%)(b)	285	290,688
5.26%, 04/08/29	605	620,577
5.93%, 10/02/26	515	525,928
5.99%, 10/03/28	360	377,278
6.09%, 10/03/33	485	514,736
Citibank NA
4.84%, 08/06/29(a)	760	773,529
4.88%, 11/19/27, (1-day SOFR + 0.712%)(b)	670	674,536
4.93%, 08/06/26	870	877,393
5.49%, 12/04/26	1,080	1,100,669
5.57%, 04/30/34	915	943,776
5.80%, 09/29/28	1,365	1,428,582
Citigroup Inc.
1.46%, 06/09/27, (1-day SOFR + 0.770%)(b)	1,186	1,145,334
2.52%, 11/03/32, (1-day SOFR + 1.177%)(b)	815	701,965
2.56%, 05/01/32, (1-day SOFR + 1.167%)(b)	1,575	1,375,800
2.57%, 06/03/31, (1-day SOFR + 2.107%)(b)	1,593	1,426,066
2.67%, 01/29/31, (1-day SOFR + 1.146%)(b)	1,006	913,123
2.90%, 11/03/42, (1-day SOFR + 1.379%)(b)	665	458,588
2.98%, 11/05/30, (1-day SOFR + 1.422%)(b)	1,123	1,041,475
3.06%, 01/25/33, (1-day SOFR + 1.351%)(b)	1,735	1,524,836
3.07%, 02/24/28, (1-day SOFR + 1.280%)(b)	1,580	1,540,313
3.20%, 10/21/26	1,664	1,636,965
3.40%, 05/01/26	1,130	1,119,206
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(b)	1,046	1,019,992
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(b)	1,434	1,406,911
Security	Par (000)	Value
Banks (continued)
3.79%, 03/17/33, (1-day SOFR + 1.939%)(b)	$1,595	$1,464,203
3.88%, 01/24/39, (3-mo. CME Term SOFR + 1.430%)(b)	461	386,899
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(b)	1,286	1,272,339
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(b)	1,400	1,361,921
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(b)	1,039	1,027,025
4.28%, 04/24/48, (3-mo. CME Term SOFR + 2.101%)(b)	511	408,040
4.41%, 03/31/31, (1-day SOFR + 3.914%)(b)	1,984	1,947,661
4.54%, 09/19/30, (1-day SOFR + 1.338%)(b)	1,640	1,623,525
4.65%, 07/30/45	454	390,767
4.65%, 07/23/48	1,303	1,095,779
4.66%, 05/24/28, (1-day SOFR + 1.887%)(b)	650	652,079
4.79%, 03/04/29, (1-day SOFR + 0.870%)(b)	1,185	1,190,869
4.91%, 05/24/33, (1-day SOFR + 2.086%)(b)	1,160	1,140,016
5.17%, 02/13/30, (1-day SOFR + 1.364%)(b)	1,420	1,440,155
5.32%, 03/26/41, (1-day SOFR + 4.548%)(b)	715	685,187
5.45%, 06/11/35, (1-day SOFR + 1.447%)(b)	1,250	1,251,930
5.61%, 03/04/56, (1-day SOFR + 1.746%)(b)	1,000	955,847
5.88%, 01/30/42	645	652,722
6.27%, 11/17/33, (1-day SOFR + 2.338%)(b)	1,370	1,452,720
8.13%, 07/15/39	1,053	1,298,264
Series ., 5.33%, 03/27/36, (1-day SOFR + 1.465%)(a)(b)	1,295	1,286,080
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.000%)(b)	75	74,870
Commonwealth Bank of Australia/New York
4.42%, 03/14/28	500	505,043
4.58%, 11/27/26	545	549,827
Cooperatieve Rabobank UA, 5.25%, 05/24/41	871	841,492
Cooperatieve Rabobank UA/New York
4.33%, 08/28/26	250	250,434
4.49%, 10/17/29	445	447,329
4.80%, 01/09/29	60	60,923
5.04%, 03/05/27	330	335,705
5.50%, 10/05/26	655	666,679
Cooperatieve Rabobank UA/NY, 4.88%, 01/21/28	395	402,429
Deutsche Bank AG/New York, 5.41%, 05/10/29	240	247,271
Fifth Third Bank NA
2.25%, 02/01/27	305	294,080
4.97%, 01/28/28, (1-day SOFR + 0.810%)(b)	65	65,370
Goldman Sachs Bank USA/New York, 5.41%, 05/21/27, (1-day SOFR + 0.750%)(b)	230	232,143
Goldman Sachs Group Inc. (The)
1.54%, 09/10/27, (1-day SOFR + 0.818%)(b)	1,182	1,134,897
1.95%, 10/21/27, (1-day SOFR + 0.913%)(b)	140	134,871
1.99%, 01/27/32, (1-day SOFR + 1.090%)(b)	1,245	1,061,014
2.38%, 07/21/32, (1-day SOFR + 1.248%)(b)	1,517	1,304,382
2.60%, 02/07/30	1,063	970,104
2.62%, 04/22/32, (1-day SOFR + 1.281%)(b)	1,665	1,462,345
2.64%, 02/24/28, (1-day SOFR + 1.114%)(b)	1,530	1,479,596
2.65%, 10/21/32, (1-day SOFR + 1.264%)(b)	1,360	1,179,623
2.91%, 07/21/42, (1-day SOFR + 1.472%)(b)	772	535,975
3.10%, 02/24/33, (1-day SOFR + 1.410%)(b)	1,975	1,742,011
3.21%, 04/22/42, (1-day SOFR + 1.513%)(b)	1,252	911,037
3.44%, 02/24/43, (1-day SOFR + 1.632%)(b)	825	612,046
3.50%, 11/16/26	1,426	1,407,534
3.62%, 03/15/28, (1-day SOFR + 1.846%)(b)	1,835	1,805,663
Schedule of Investments
36

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(b)	$1,230	$1,210,291
3.80%, 03/15/30	1,283	1,236,707
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(b)	1,293	1,268,260
3.85%, 01/26/27	1,462	1,449,858
4.02%, 10/31/38, (3-mo. CME Term SOFR + 1.635%)(b)	1,248	1,061,712
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(b)	1,867	1,849,105
4.39%, 06/15/27, (1-day SOFR + 1.510%)(b)	95	94,837
4.41%, 04/23/39, (3-mo. CME Term SOFR + 1.692%)(b)	530	465,806
4.48%, 08/23/28, (1-day SOFR + 1.725%)(b)	1,055	1,054,275
4.69%, 10/23/30, (1-day SOFR + 1.135%)(b)	985	982,654
4.75%, 10/21/45	925	801,692
4.80%, 07/08/44	1,053	920,663
4.94%, 04/23/28, (1-day SOFR + 1.319%)(b)	150	151,309
5.02%, 10/23/35, (1-day SOFR + 1.420%)(a)(b)	1,740	1,684,711
5.05%, 07/23/30, (1-day SOFR + 1.210%)(a)(b)	1,400	1,415,679
5.21%, 01/28/31, (1-day SOFR + 1.078%)(a)(b)	1,135	1,153,818
5.22%, 04/23/31, (1-day SOFR + 1.580%)(b)	1,650	1,680,454
5.33%, 07/23/35, (1-day SOFR + 1.550%)(b)	1,500	1,491,157
5.54%, 01/28/36, (1-day SOFR + 1.380%)(b)	1,750	1,767,701
5.56%, 11/19/45, (1-day SOFR + 1.580%)(b)	1,435	1,380,900
5.73%, 04/25/30, (1-day SOFR +1.265%)(b)	1,295	1,342,354
5.73%, 01/28/56, (1-day SOFR + 1.696%)(b)	1,155	1,125,752
5.85%, 04/25/35, (1-day SOFR + 1.552%)(b)	1,175	1,210,722
6.13%, 02/15/33	968	1,042,239
6.25%, 02/01/41	1,444	1,505,623
6.48%, 10/24/29, (1-day SOFR + 1.770%)(b)	1,365	1,447,993
6.56%, 10/24/34, (1-day SOFR + 1.950%)(a)(b)	975	1,062,857
HSBC Bank USA NA, 7.00%, 01/15/39	310	350,704
HSBC Holdings PLC
1.59%, 05/24/27, (1-day SOFR + 1.290%)(b)	165	159,793
2.01%, 09/22/28, (1-day SOFR + 1.732%)(b)	860	808,656
2.21%, 08/17/29, (1-day SOFR + 1.285%)(b)	1,045	964,669
2.25%, 11/22/27, (1-day SOFR + 1.100%)(b)	430	413,909
2.36%, 08/18/31, (1-day SOFR + 1.947%)(b)	845	741,942
2.80%, 05/24/32, (1-day SOFR + 1.187%)(b)	1,595	1,404,207
2.85%, 06/04/31, (1-day SOFR + 2.387%)(b)	885	800,066
2.87%, 11/22/32, (1-day SOFR + 1.410%)(b)	805	703,955
3.90%, 05/25/26	460	457,809
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(b)	1,618	1,563,409
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.808%)(b)	1,138	1,126,870
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(b)	1,523	1,516,593
4.76%, 06/09/28, (1-day SOFR + 2.110%)(a)(b)	1,265	1,267,705
4.90%, 03/03/29, (1-day SOFR + 1.030%)(b)	1,010	1,014,625
4.95%, 03/31/30	1,343	1,357,326
5.13%, 11/19/28, (1-day SOFR + 1.040%)(b)	840	848,510
5.13%, 03/03/31, (1-day SOFR + 1.290%)(b)	1,105	1,113,381
5.21%, 08/11/28, (1-day SOFR + 2.610%)(a)(b)	1,295	1,310,388
5.29%, 11/19/30, (1-day SOFR + 1.290%)(b)	1,090	1,106,885
5.40%, 08/11/33, (1-day SOFR + 2.870%)(a)(b)	986	997,828
5.45%, 03/03/36, (1-day SOFR + 1.560%)(b)	1,120	1,112,235
5.55%, 03/04/30, (1-day SOFR + 1.460%)(b)	755	773,852
5.60%, 05/17/28, (1-day SOFR + 1.060%)(b)	1,045	1,063,306
5.72%, 03/04/35, (1-day SOFR + 1.780%)(a)(b)	660	674,942
Security	Par (000)	Value
Banks (continued)
5.73%, 05/17/32, (1-day SOFR + 1.520%)(b)	$745	$769,182
5.89%, 08/14/27, (1-day SOFR + 1.570%)(b)	1,210	1,228,801
6.10%, 01/14/42(a)	405	426,308
6.16%, 03/09/29, (1-day SOFR + 1.970%)(b)	810	840,020
6.25%, 03/09/34, (1-day SOFR + 2.390%)(b)	1,285	1,357,133
6.33%, 03/09/44, (1-day SOFR + 2.650%)(b)	1,350	1,419,866
7.39%, 11/03/28, (1-day SOFR + 3.350%)(b)	1,175	1,249,505
HSBC USA Inc., 5.29%, 03/04/27(a)	550	560,346
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.650%)(b)	515	513,805
4.87%, 04/12/28, (1-day SOFR + 0.720%)(b)	380	381,546
5.65%, 01/10/30	270	278,638
ING Groep NV
2.73%, 04/01/32, (1-day SOFR + 1.316%)(b)	423	374,446
3.95%, 03/29/27(a)	805	798,650
4.02%, 03/28/28, (1-day SOFR + 1.830%)(b)	640	634,545
4.05%, 04/09/29	475	465,392
4.25%, 03/28/33, (1-day SOFR + 2.070%)(b)	535	509,391
4.55%, 10/02/28	430	429,816
4.86%, 03/25/29, (1-day SOFR + 1.010%)(b)	670	674,377
5.07%, 03/25/31, (1-day SOFR Index + 1.230%)(b)	540	545,176
5.34%, 03/19/30, (1-day SOFR + 1.440%)(b)	645	659,104
5.53%, 03/25/36, (1-day SOFR + 1.610%)(b)	560	563,296
5.55%, 03/19/35, (1-day SOFR + 1.770%)(b)	795	803,586
6.08%, 09/11/27, (1-day SOFR + 1.560%)(b)	490	499,772
6.11%, 09/11/34, (1-day SOFR + 2.090%)(b)	590	620,920
JPMorgan Chase & Co.
1.47%, 09/22/27, (1-day SOFR + 0.765%)(b)	605	580,878
1.76%, 11/19/31, (3-mo. CME Term SOFR + 1.105%)(b)	320	274,206
1.95%, 02/04/32, (1-day SOFR + 1.065%)(b)	869	746,050
2.07%, 06/01/29, (1-day SOFR + 1.015%)(b)	605	564,353
2.18%, 06/01/28, (1-day SOFR + 1.890%)(b)	516	493,644
2.52%, 04/22/31, (1-day SOFR + 2.040%)(b)	1,110	1,005,052
2.53%, 11/19/41, (3-mo. CME Term SOFR + 1.510%)(b)	400	276,628
2.55%, 11/08/32, (1-day SOFR + 1.180%)(b)	860	750,056
2.58%, 04/22/32, (3-mo. CME Term SOFR + 1.250%)(b)	1,065	943,781
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(b)	1,165	1,078,395
2.95%, 10/01/26	882	866,688
2.95%, 02/24/28, (1-day SOFR + 1.170%)(b)	555	540,741
2.96%, 05/13/31, (3-mo. CME Term SOFR + 2.515%)(b)	861	785,378
2.96%, 01/25/33, (1-day SOFR + 1.260%)(b)	985	871,813
3.11%, 04/22/41, (3-mo. CME Term SOFR + 2.460%)(b)	410	309,509
3.11%, 04/22/51, (1-day SOFR + 2.440%)(b)	685	450,773
3.16%, 04/22/42, (1-day SOFR + 1.460%)(b)	685	510,620
3.20%, 06/15/26(a)	580	574,325
3.33%, 04/22/52, (1-day SOFR + 1.580%)(b)	910	624,922
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(b)	695	677,598
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.642%)(b)	873	857,108
3.63%, 12/01/27	412	405,640
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(b)	766	740,709
37
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.599%)(b)	$814	$805,259
3.88%, 07/24/38, (3-mo. CME Term SOFR + 1.622%)(b)	651	563,010
3.90%, 01/23/49, (3-mo. CME Term SOFR + 1.482%)(b)	500	386,711
3.96%, 11/15/48, (3-mo. CME Term SOFR + 1.642%)(b)	1,040	812,220
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(b)	710	703,390
4.03%, 07/24/48, (3-mo. CME Term SOFR + 1.722%)(b)	398	314,526
4.13%, 12/15/26	600	598,992
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(b)	805	798,730
4.25%, 10/01/27	480	481,535
4.26%, 02/22/48, (3-mo. CME Term SOFR + 1.842%)(b)	568	465,643
4.32%, 04/26/28, (1-day SOFR + 1.560%)(b)	970	968,965
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(b)	650	649,312
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(b)	910	903,505
4.51%, 10/22/28, (1-day SOFR + 0.860%)(b)	680	681,889
4.57%, 06/14/30, (1-day SOFR + 1.750%)(b)	710	709,342
4.59%, 04/26/33, (1-day SOFR + 1.800%)(b)	590	575,845
4.60%, 10/22/30, (1-day SOFR + 1.040%)(b)	800	798,692
4.85%, 07/25/28, (1-day SOFR + 1.990%)(b)	1,090	1,101,689
4.85%, 02/01/44(a)	258	236,527
4.91%, 07/25/33, (1-day SOFR + 2.080%)(b)	1,370	1,363,130
4.92%, 01/24/29, (1-day SOFR + 0.800%)(b)	590	598,273
4.95%, 10/22/35, (1-day SOFR + 1.340%)(b)	1,035	1,010,695
4.95%, 06/01/45	500	454,142
4.98%, 07/22/28, (1-day SOFR + 0.930%)(b)	565	571,761
5.00%, 07/22/30, (1-day SOFR +1.125%)(b)	915	928,439
5.01%, 01/23/30, (1-day SOFR + 1.310%)(b)	685	696,395
5.04%, 01/23/28, (1-day SOFR + 1.190%)(b)	950	959,086
5.10%, 04/22/31, (1-day SOFR + 1.435%)(b)	925	942,137
5.14%, 01/24/31, (1-day SOFR + 1.010%)(b)	805	820,944
5.29%, 07/22/35, (1-day SOFR + 1.460%)(b)	1,080	1,080,727
5.30%, 07/24/29, (1-day SOFR + 1.450%)(b)	650	666,184
5.34%, 01/23/35, (1-day SOFR + 1.620%)(b)	835	841,676
5.35%, 06/01/34, (1-day SOFR + 1.845%)(b)	1,240	1,259,183
5.40%, 01/06/42	389	385,165
5.50%, 01/24/36, (1-day SOFR + 1.315%)(b)	595	605,139
5.50%, 10/15/40	365	367,266
5.53%, 11/29/45, (1-day SOFR + 1.550%)(b)	695	682,851
5.57%, 04/22/28, (1-day SOFR + 0.930%)(b)	590	603,779
5.57%, 04/22/36, (1-day SOFR + 1.680%)(a)(b)	910	930,407
5.58%, 04/22/30, (1-day SOFR +1.160%)(b)	835	865,354
5.60%, 07/15/41	538	543,174
5.63%, 08/16/43(a)	370	367,262
5.72%, 09/14/33, (1-day SOFR + 2.580%)(b)	1,005	1,035,657
5.77%, 04/22/35, (1-day SOFR + 1.490%)(b)	885	916,715
6.07%, 10/22/27, (1-day SOFR + 1.330%)(b)	910	932,773
6.09%, 10/23/29, (1-day SOFR + 1.570%)(b)	695	730,323
6.25%, 10/23/34, (1-day SOFR + 1.810%)(b)	780	838,092
6.40%, 05/15/38	717	788,023
7.63%, 10/15/26	225	235,644
8.00%, 04/29/27	299	319,773
JPMorgan Chase Bank NA, 5.11%, 12/08/26	820	831,923
Security	Par (000)	Value
Banks (continued)
Lloyds Banking Group PLC
1.63%, 05/11/27, (1-year CMT + 0.850%)(b)	$425	$411,920
3.57%, 11/07/28(b)	660	643,024
3.75%, 01/11/27	490	484,437
3.75%, 03/18/28, (1-year CMT + 1.800%)(a)(b)	605	595,740
4.38%, 03/22/28	1,135	1,132,136
4.55%, 08/16/28(a)	765	763,997
4.98%, 08/11/33, (1-year CMT + 2.300%)(b)	565	554,275
5.09%, 11/26/28, (1-year CMT + 0.850%)(b)	565	571,531
5.46%, 01/05/28, (1-year CMT + 1.375%)(b)	1,200	1,216,532
5.59%, 11/26/35, (1-year CMT + 1.200%)(b)	420	420,585
5.68%, 01/05/35, (1-year CMT + 1.750%)(b)	930	940,221
5.72%, 06/05/30, (1-year CMT + 1.070%)(b)	680	704,318
5.87%, 03/06/29, (1-year CMT + 1.700%)(a)(b)	1,015	1,049,108
5.99%, 08/07/27, (1-year CMT + 1.480%)(b)	830	843,116
Manufacturers & Traders Trust Co.
3.40%, 08/17/27	180	174,611
4.70%, 01/27/28	655	657,324
Mitsubishi UFJ Financial Group Inc.
1.54%, 07/20/27, (1-year CMT + 0.750%)(b)	1,370	1,322,744
1.64%, 10/13/27, (1-year CMT + 0.670%)(b)	860	825,456
2.05%, 07/17/30	845	740,227
2.31%, 07/20/32, (1-year CMT + 0.950%)(b)	1,165	1,003,971
2.34%, 01/19/28, (1-year CMT + 0.830%)(b)	810	781,088
2.49%, 10/13/32, (1-year CMT + 0.970%)(b)	350	303,243
2.56%, 02/25/30	604	549,389
2.76%, 09/13/26	320	313,425
2.85%, 01/19/33, (1-year CMT + 1.100%)(b)	450	392,269
3.20%, 07/18/29	894	845,811
3.29%, 07/25/27	347	339,707
3.68%, 02/22/27(a)	497	491,797
3.74%, 03/07/29	510	497,345
3.75%, 07/18/39	845	712,974
3.96%, 03/02/28	777	769,340
4.05%, 09/11/28(a)	481	476,285
4.08%, 04/19/28, (1-year CMT + 1.300%)(b)	605	600,618
4.15%, 03/07/39(a)	62	55,191
4.29%, 07/26/38(a)	260	235,668
4.32%, 04/19/33, (1-year CMT + 1.550%)(b)	355	338,009
5.02%, 07/20/28, (1-year CMT + 1.950%)(b)	475	480,214
5.13%, 07/20/33, (1-year CMT + 2.125%)(b)	855	855,138
5.16%, 04/24/31, (1-year CMT + 1.170%)(b)	200	203,540
5.20%, 01/16/31, (1-year CMT + 0.780%)(b)	545	555,326
5.24%, 04/19/29, (1-year CMT + 1.700%)(b)	395	402,852
5.26%, 04/17/30, (1-year CMT + 0.820%)(b)	480	490,268
5.35%, 09/13/28, (1-year CMT + 1.900%)(b)	620	632,442
5.41%, 04/19/34, (1-year CMT + 1.970%)(a)(b)	520	528,037
5.42%, 02/22/29, (1-year CMT + 1.380%)(b)	525	538,068
5.43%, 04/17/35, (1-year CMT + 1.000%)(b)	890	897,145
5.44%, 02/22/34, (1-year CMT + 1.630%)(a)(b)	565	574,739
5.47%, 09/13/33, (1-year CMT + 2.125%)(b)	290	296,073
5.48%, 02/22/31, (1-year CMT + 1.530%)(b)	285	293,607
5.57%, 01/16/36, (1-year CMT + 0.950%)(b)	605	616,228
5.62%, 04/24/36, (1-year CMT + 1.270%)(b)	200	204,128
Mizuho Financial Group Inc.
1.23%, 05/22/27, (1-year CMT + 0.670%)(b)	710	685,862
1.55%, 07/09/27, (1-year CMT + 0.750%)(b)	480	463,363
1.98%, 09/08/31, (3-mo. CME Term SOFR + 1.532%)(b)	465	401,972
2.17%, 05/22/32, (1-year CMT + 0.870%)(b)	210	179,694
Schedule of Investments
38

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.20%, 07/10/31, (3-mo. CME Term SOFR + 1.772%)(b)	$650	$571,201
2.26%, 07/09/32, (1-year CMT + 0.900%)(b)	285	244,258
2.59%, 05/25/31, (3-mo. CME Term SOFR + 1.332%)(b)	210	189,084
2.84%, 09/13/26	470	460,982
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.572%)(b)	235	217,558
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(b)	335	314,911
3.17%, 09/11/27	621	604,159
3.26%, 05/22/30, (1-year CMT + 1.250%)(b)	245	232,021
3.66%, 02/28/27	215	212,536
4.02%, 03/05/28	585	579,319
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(b)	500	494,520
5.10%, 05/13/31, (1-year CMT + 0.820%)(b)	305	309,332
5.38%, 05/26/30, (1-year CMT + 1.120%)(b)	245	250,739
5.38%, 07/10/30, (1-year CMT + 1.080%)(b)	300	306,737
5.41%, 09/13/28, (1-year CMT + 2.050%)(b)	330	336,687
5.42%, 05/13/36, (1-year CMT + 0.980%)(b)	355	356,187
5.58%, 05/26/35, (1-year CMT + 1.300%)(b)	645	657,033
5.59%, 07/10/35, (1-year CMT + 1.300%)(b)	495	503,036
5.67%, 05/27/29, (1-year CMT + 1.500%)(b)	350	360,872
5.67%, 09/13/33, (1-year CMT + 2.400%)(b)	290	297,338
5.74%, 05/27/31, (1-year CMT + 1.650%)(b)	260	270,454
5.75%, 05/27/34, (1-year CMT + 1.800%)(b)	680	698,235
5.75%, 07/06/34, (1-year CMT + 1.900%)(b)	690	709,718
5.78%, 07/06/29, (1-year CMT + 1.650%)(b)	820	848,827
Morgan Stanley
1.51%, 07/20/27, (1-day SOFR + 0.858%)(b)	237	228,825
1.59%, 05/04/27, (1-day SOFR + 0.879%)(b)	237	230,115
1.79%, 02/13/32, (1-day SOFR + 1.034%)(b)	1,115	939,487
1.93%, 04/28/32, (1-day SOFR + 1.020%)(b)	1,198	1,009,210
2.24%, 07/21/32, (1-day SOFR + 1.178%)(b)	1,244	1,060,000
2.48%, 01/21/28, (1-day SOFR + 1.000%)(b)	1,025	990,481
2.51%, 10/20/32, (1-day SOFR + 1.200%)(b)	1,005	867,298
2.70%, 01/22/31, (1-day SOFR + 1.143%)(b)	1,536	1,401,811
2.80%, 01/25/52, (1-day SOFR + 1.430%)(a)(b)	785	474,582
2.94%, 01/21/33, (1-day SOFR + 1.290%)(b)	1,210	1,060,803
3.13%, 07/27/26	1,158	1,141,509
3.22%, 04/22/42, (1-day SOFR + 1.485%)(b)	792	583,423
3.59%, 07/22/28(b)	1,080	1,056,834
3.62%, 04/01/31, (1-day SOFR + 3.120%)(b)	935	887,256
3.63%, 01/20/27	1,358	1,344,993
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(b)	1,322	1,298,303
3.97%, 07/22/38(b)	939	807,758
4.21%, 04/20/28, (1-day SOFR + 1.610%)(b)	1,150	1,143,883
4.30%, 01/27/45	1,010	836,818
4.38%, 01/22/47	925	769,348
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(b)	1,267	1,257,626
4.46%, 04/22/39, (3-mo. CME Term SOFR + 1.693%)(b)	260	236,904
4.65%, 10/18/30, (1-day SOFR + 1.100%)(b)	1,190	1,185,976
4.89%, 07/20/33, (1-day SOFR + 2.076%)(b)	910	896,314
5.04%, 07/19/30, (1-day SOFR + 1.215%)(b)	1,035	1,046,421
5.12%, 02/01/29, (1-day SOFR + 1.730%)(b)	1,005	1,020,918
5.16%, 04/20/29, (1-day SOFR + 1.590%)(b)	1,135	1,155,816
5.17%, 01/16/30, (1-day SOFR + 1.450%)(b)	805	819,715
Security	Par (000)	Value
Banks (continued)
5.19%, 04/17/31, (1-day SOFR + 1.510%)(b)	$1,550	$1,577,508
5.23%, 01/15/31, (1-day SOFR + 1.108%)(b)	1,075	1,095,621
5.25%, 04/21/34, (1-day SOFR + 1.870%)(b)	1,260	1,259,908
5.32%, 07/19/35, (1-day SOFR + 1.555%)(b)	1,375	1,368,996
5.42%, 07/21/34, (1-day SOFR + 1.880%)(b)	945	954,858
5.45%, 07/20/29, (1-day SOFR + 1.630%)(b)	1,030	1,056,490
5.47%, 01/18/35, (1-day SOFR + 1.730%)(b)	870	879,002
5.52%, 11/19/55, (1-day SOFR + 1.710%)(b)	1,285	1,228,000
5.59%, 01/18/36, (1-day SOFR + 1.418%)(b)	985	999,525
5.60%, 03/24/51, (1-day SOFR + 4.840%)(b)	766	742,247
5.65%, 04/13/28, (1-day SOFR +1.010%)(b)	655	669,095
5.66%, 04/18/30, (1-day SOFR + 1.260%)(b)	1,140	1,179,334
5.66%, 04/17/36, (1-day SOFR + 1.757%)(b)	790	806,944
5.83%, 04/19/35, (1-day SOFR + 1.580%)(b)	1,090	1,125,894
6.25%, 08/09/26	350	357,883
6.30%, 10/18/28, (1-day SOFR + 2.240%)(b)	960	1,000,086
6.34%, 10/18/33, (1-day SOFR + 2.560%)(b)	915	978,813
6.38%, 07/24/42	707	757,491
6.41%, 11/01/29, (1-day SOFR + 1.830%)(b)	740	783,154
6.63%, 11/01/34, (1-day SOFR + 2.050%)(b)	655	711,766
7.25%, 04/01/32	486	553,866
Series ., 4.99%, 04/12/29, (1-day SOFR + 1.380%)(b)	365	369,974
Morgan Stanley Bank NA
4.45%, 10/15/27, (1-day SOFR + 0.680%)(b)	915	916,226
4.95%, 01/14/28, (1-day SOFR + 1.080%)(b)	780	786,380
4.97%, 07/14/28, (1-day SOFR + 0.930%)(b)	1,035	1,044,432
5.02%, 01/12/29, (1-day SOFR + 0.906%)(b)	1,090	1,105,753
5.50%, 05/26/28, (1-day SOFR + 0.865%)(b)	970	988,947
5.88%, 10/30/26	675	690,940
National Australia Bank Ltd./New York
2.50%, 07/12/26	425	417,270
3.91%, 06/09/27	605	603,971
4.50%, 10/26/27	625	630,267
4.79%, 01/10/29	390	397,221
4.90%, 06/13/28	455	465,312
4.90%, 01/14/30	325	333,309
4.94%, 01/12/28(a)	620	632,529
5.09%, 06/11/27	255	260,133
National Bank of Canada
4.50%, 10/10/29	425	422,941
4.95%, 02/01/28, (1-day SOFR + 0.795%)(b)	525	528,850
5.60%, 07/02/27, (1-day SOFR + 1.036%)(b)	10	10,117
5.60%, 12/18/28	255	264,391
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(b)	1,020	986,082
3.07%, 05/22/28, (1-year CMT + 2.550%)(b)	560	543,457
4.45%, 05/08/30(b)	725	714,637
4.89%, 05/18/29(b)	1,165	1,172,197
4.96%, 08/15/30, (1-year CMT + 1.220%)(b)	620	622,949
5.08%, 01/27/30(b)	1,000	1,008,148
5.52%, 09/30/28, (1-year CMT + 2.270%)(b)	565	576,211
5.58%, 03/01/28, (1-year CMT + 1.100%)(a)(b)	470	478,002
5.78%, 03/01/35, (1-year CMT + 1.500%)(b)	765	778,207
5.81%, 09/13/29, (1-year CMT + 1.950%)(b)	665	687,728
6.02%, 03/02/34, (1-year CMT + 2.100%)(b)	455	474,065
Northern Trust Corp.
1.95%, 05/01/30	465	413,137
3.15%, 05/03/29	120	115,192
3.65%, 08/03/28	75	73,839
4.00%, 05/10/27	435	434,183
39
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.13%, 11/02/32	$400	$430,275
PNC Bank NA
2.70%, 10/22/29	480	441,355
3.10%, 10/25/27	365	355,440
3.25%, 01/22/28	385	374,938
4.05%, 07/26/28	865	851,690
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26(a)	325	312,465
2.31%, 04/23/32, (1-day SOFR + 0.979%)(b)	563	486,336
2.55%, 01/22/30	1,490	1,361,134
2.60%, 07/23/26	485	475,083
3.15%, 05/19/27	415	405,215
3.45%, 04/23/29	1,636	1,581,109
4.63%, 06/06/33, (1-day SOFR Index + 1.850%)(b)	445	420,485
4.81%, 10/21/32, (1-day SOFR + 1.259%)(b)	655	648,882
5.07%, 01/24/34, (1-day SOFR + 1.933%)(b)	935	923,851
5.10%, 07/23/27, (1-day SOFR + 0.796%)(b)	440	442,397
5.22%, 01/29/31, (1-day SOFR + 1.072%)(a)(b)	540	552,504
5.30%, 01/21/28, (1-day SOFR + 1.342%)(b)	615	623,936
5.35%, 12/02/28, (1-day SOFR + 1.620%)(b)	385	393,056
5.40%, 07/23/35, (1-day SOFR + 1.599%)(b)	765	764,506
5.49%, 05/14/30, (1-day SOFR + 1.198%)(b)	715	735,261
5.58%, 06/12/29, (1-day SOFR + 1.841%)(b)	1,329	1,370,175
5.58%, 01/29/36, (1-day SOFR + 1.394%)(b)	925	935,307
5.68%, 01/22/35, (1-day SOFR + 1.902%)(b)	820	836,132
5.94%, 08/18/34, (1-day SOFR + 1.946%)(b)	440	455,330
6.04%, 10/28/33, (1-day SOFR Index + 2.140%)(b)	685	716,390
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(b)	50	51,492
6.88%, 10/20/34, (1-day SOFR + 2.284%)(b)	955	1,050,140
Royal Bank of Canada
1.15%, 07/14/26	505	487,462
1.40%, 11/02/26	605	581,383
2.05%, 01/21/27	340	328,827
2.30%, 11/03/31	745	646,354
3.63%, 05/04/27	550	544,731
3.88%, 05/04/32	455	428,895
4.24%, 08/03/27	735	736,351
4.51%, 10/18/27, (1-day SOFR Index + 0.720%)(b)	305	305,357
4.52%, 10/18/28, (1-day SOFR Index + 0.860%)(b)	600	601,193
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(b)	975	973,580
4.72%, 03/27/28, (1-day SOFR Index + 0.810%)(b)	600	603,881
4.88%, 01/19/27	750	759,193
4.90%, 01/12/28	435	442,393
4.95%, 02/01/29	470	479,017
4.97%, 01/24/29, (1-day SOFR + 0.830%)(b)	825	836,640
4.97%, 08/02/30, (1-day SOFR + 1.000%)(b)	735	744,357
4.97%, 05/02/31, (1-day SOFR Index + 1.130%)(b)	645	652,032
5.00%, 02/01/33(a)	845	849,240
5.00%, 05/02/33	320	320,872
5.07%, 07/23/27, (1-day SOFR + 0.790%)(b)	230	231,877
5.15%, 02/04/31, (1-day SOFR + 1.030%)(b)	755	768,320
5.15%, 02/01/34	830	842,010
5.20%, 07/20/26	550	556,895
Security	Par (000)	Value
Banks (continued)
5.20%, 08/01/28	$615	$631,364
6.00%, 11/01/27	875	910,992
State Street Bank & Trust Co.
4.59%, 11/25/26	150	151,324
4.78%, 11/23/29	415	421,932
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.560%)(b)	500	479,762
2.20%, 02/07/28, (1-day SOFR + 0.730%)(b)	345	332,456
2.20%, 03/03/31	407	354,952
2.40%, 01/24/30(a)	405	372,725
2.62%, 02/07/33, (1-day SOFR + 1.002%)(b)	260	225,754
2.65%, 05/19/26	515	507,309
3.03%, 11/01/34, (1-day SOFR + 1.490%)(b)	165	150,650
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.292%)(b)	235	232,928
4.16%, 08/04/33, (1-day SOFR + 1.726%)(b)	360	342,078
4.33%, 10/22/27	815	818,909
4.42%, 05/13/33, (1-day SOFR + 1.605%)(b)	250	242,611
4.53%, 02/20/29, (1-day SOFR + 1.018%)(b)	385	387,037
4.54%, 02/28/28(a)	325	328,409
4.54%, 04/24/28, (1-day SOFR + 0.950%)(b)	150	151,064
4.68%, 10/22/32, (1-day SOFR + 1.050%)(a)(b)	430	428,098
4.73%, 02/28/30	325	328,830
4.82%, 01/26/34, (1-day SOFR + 1.567%)(b)	335	329,096
4.83%, 04/24/30	375	380,481
4.99%, 03/18/27	440	446,596
5.15%, 02/28/36, (1-day SOFR + 1.217%)(b)	325	326,166
5.16%, 05/18/34, (1-day SOFR + 1.890%)(b)	470	474,251
5.27%, 08/03/26	830	841,148
5.68%, 11/21/29, (1-day SOFR + 1.484%)(b)	415	431,953
5.82%, 11/04/28, (1-day SOFR + 1.715%)(b)	175	181,535
6.12%, 11/21/34, (1-day SOFR + 1.958%)(b)	350	365,598
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	870	836,238
1.71%, 01/12/31	255	216,253
1.90%, 09/17/28	925	852,681
2.13%, 07/08/30	815	719,666
2.17%, 01/14/27	310	299,019
2.22%, 09/17/31	495	425,140
2.30%, 01/12/41	270	179,924
2.47%, 01/14/29	235	218,817
2.63%, 07/14/26	1,139	1,116,815
2.72%, 09/27/29	215	198,698
2.75%, 01/15/30	875	804,974
3.01%, 10/19/26	750	736,195
3.04%, 07/16/29	1,414	1,330,823
3.05%, 01/14/42	190	139,959
3.35%, 10/18/27	390	381,479
3.36%, 07/12/27	944	926,754
3.45%, 01/11/27	547	539,800
3.54%, 01/17/28	460	450,916
3.94%, 07/19/28	291	287,738
4.31%, 10/16/28	235	234,416
5.24%, 04/15/30	200	204,951
5.32%, 07/09/29	465	477,377
5.42%, 07/09/31	565	581,755
5.45%, 01/15/32	370	380,652
5.52%, 01/13/28	775	798,021
5.56%, 07/09/34	630	644,690
5.63%, 01/15/35	500	514,801
5.71%, 01/13/30	695	725,257
Schedule of Investments
40

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.72%, 09/14/28	$490	$509,264
5.77%, 01/13/33	900	934,642
5.78%, 07/13/33	295	305,815
5.80%, 07/13/28(a)	565	588,132
5.81%, 09/14/33(a)	450	470,760
5.85%, 07/13/30	360	378,646
5.88%, 07/13/26	445	452,900
Toronto-Dominion Bank (The)
1.20%, 06/03/26	688	665,658
1.25%, 09/10/26	695	667,486
1.95%, 01/12/27	425	409,045
2.00%, 09/10/31(a)	350	301,922
2.45%, 01/12/32	365	314,160
2.80%, 03/10/27	575	559,487
3.20%, 03/10/32	740	663,690
4.11%, 06/08/27	685	682,173
4.46%, 06/08/32	1,040	1,010,835
4.57%, 12/17/26	725	727,818
4.69%, 09/15/27	755	761,639
4.78%, 12/17/29	450	454,305
4.86%, 01/31/28	380	385,362
4.98%, 04/05/27	375	379,544
4.99%, 04/05/29(a)	520	530,636
5.15%, 09/10/34, (5-year CMT + 1.500%)(b)	490	487,361
5.16%, 01/10/28	820	837,156
5.26%, 12/11/26	345	349,982
5.30%, 01/30/32	545	555,095
5.52%, 07/17/28	445	460,953
5.53%, 07/17/26	790	800,847
Truist Bank
2.25%, 03/11/30	652	574,269
3.30%, 05/15/26	540	533,311
3.80%, 10/30/26	492	486,545
Truist Financial Corp.
1.13%, 08/03/27	350	326,639
1.89%, 06/07/29, (1-day SOFR + 0.862%)(a)(b)	325	299,828
1.95%, 06/05/30	453	394,748
4.12%, 06/06/28, (1-day SOFR + 1.368%)(b)	440	437,673
4.87%, 01/26/29, (1-day SOFR + 1.435%)(b)	730	734,997
5.12%, 01/26/34, (1-day SOFR + 1.852%)(b)	690	675,862
5.15%, 08/05/32, (1-day SOFR + 1.571%)(b)	500	502,225
5.44%, 01/24/30, (1-day SOFR + 1.620%)(b)	620	633,368
5.71%, 01/24/35, (1-day SOFR + 1.922%)(b)	1,150	1,169,525
5.87%, 06/08/34, (1-day SOFR + 2.361%)(b)	725	742,308
6.05%, 06/08/27, (1-day SOFR + 2.050%)(b)	775	787,731
6.12%, 10/28/33, (1-day SOFR + 2.300%)(b)	505	527,831
7.16%, 10/30/29, (1-day SOFR + 2.446%)(b)	870	939,414
U.S. Bancorp
1.38%, 07/22/30(a)	615	523,616
2.22%, 01/27/28, (1-day SOFR + 0.730%)(b)	740	711,826
2.49%, 11/03/36, (5-year CMT + 0.950%)(b)	690	570,114
2.68%, 01/27/33, (1-day SOFR + 1.020%)(b)	350	301,442
3.00%, 07/30/29	622	581,605
3.90%, 04/26/28	650	645,933
4.55%, 07/22/28, (1-day SOFR + 1.660%)(b)	855	857,049
4.65%, 02/01/29, (1-day SOFR + 1.230%)(b)	785	787,507
4.84%, 02/01/34, (1-day SOFR + 1.600%)(b)	865	839,167
4.97%, 07/22/33, (1-day SOFR + 2.110%)(b)	1,015	980,736
5.05%, 02/12/31, (1-day SOFR + 1.061%)(b)	580	586,889
5.10%, 07/23/30, (1-day SOFR + 1.250%)(b)	740	751,547
5.38%, 01/23/30, (1-day SOFR + 1.560%)(b)	701	717,651
Security	Par (000)	Value
Banks (continued)
5.42%, 02/12/36, (1-day SOFR + 1.411%)(b)	$540	$541,544
5.68%, 01/23/35, (1-day SOFR + 1.860%)(b)	925	941,868
5.78%, 06/12/29, (1-day SOFR + 2.020%)(b)	820	848,075
5.84%, 06/12/34, (1-day SOFR + 2.260%)(b)	938	967,945
5.85%, 10/21/33, (1-day SOFR + 2.090%)(b)	685	709,231
6.79%, 10/26/27, (1-day SOFR + 1.880%)(b)	660	682,074
Series V, 2.38%, 07/22/26(a)	774	758,649
Series X, 3.15%, 04/27/27	684	671,129
U.S. Bank NA/Cincinnati OH, 4.51%, 10/22/27, (1-day SOFR + 0.690%)(b)	480	480,225
UBS AG/London
1.25%, 06/01/26	540	523,098
4.50%, 06/26/48	464	390,105
5.65%, 09/11/28	595	618,391
UBS AG/Stamford CT
1.25%, 08/07/26	855	822,642
4.86%, 01/10/28, (1-day SOFR + 0.720%)(b)	445	447,733
5.00%, 07/09/27	550	558,421
7.50%, 02/15/28	1,140	1,233,291
UBS Group AG, 4.88%, 05/15/45	1,025	900,807
Wachovia Corp., 5.50%, 08/01/35	340	340,304
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(b)	1,300	1,245,832
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(b)	1,158	1,047,732
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.432%)(b)	1,560	1,445,803
3.00%, 10/23/26	1,595	1,565,357
3.07%, 04/30/41, (1-day SOFR + 2.530%)(b)	1,583	1,163,201
3.20%, 06/17/27, (3-mo. CME Term SOFR + 1.432%)(b)	182	179,466
3.35%, 03/02/33, (1-day SOFR + 1.500%)(b)	1,675	1,505,107
3.53%, 03/24/28, (1-day SOFR + 1.510%)(b)	1,560	1,533,590
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.572%)(b)	1,189	1,167,480
3.90%, 05/01/45	998	777,135
4.10%, 06/03/26	979	975,718
4.15%, 01/24/29	1,100	1,088,284
4.30%, 07/22/27	1,041	1,040,231
4.40%, 06/14/46	815	647,012
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.032%)(b)	1,096	1,081,075
4.61%, 04/25/53, (1-day SOFR + 2.130%)(b)	1,310	1,085,626
4.65%, 11/04/44	887	740,343
4.75%, 12/07/46	96	79,358
4.81%, 07/25/28, (1-day SOFR + 1.980%)(b)	1,285	1,293,143
4.90%, 07/25/33, (1-day SOFR + 2.100%)(b)	2,010	1,973,533
4.90%, 11/17/45	813	692,669
4.97%, 04/23/29, (1-day SOFR + 1.370%)(b)	1,450	1,468,098
5.01%, 04/04/51, (3-mo. CME Term SOFR + 4.502%)(b)	2,427	2,131,565
5.15%, 04/23/31, (1-day SOFR + 1.500%)(b)	1,450	1,472,714
5.20%, 01/23/30, (1-day SOFR + 1.500%)(b)	1,345	1,372,277
5.21%, 12/03/35, (1-day SOFR + 1.380%)(b)	1,350	1,332,962
5.24%, 01/24/31, (1-day SOFR + 1.110%)(b)	1,010	1,030,652
5.38%, 11/02/43	855	789,264
5.39%, 04/24/34, (1-day SOFR + 2.020%)(b)	1,835	1,843,721
5.50%, 01/23/35, (1-day SOFR + 1.780%)(b)	1,400	1,409,093
5.56%, 07/25/34, (1-day SOFR + 1.990%)(b)	1,885	1,910,077
5.57%, 07/25/29, (1-day SOFR + 1.740%)(b)	1,845	1,898,482
5.61%, 04/23/36, (1-day SOFR + 1.740%)(a)(b)	800	812,453
41
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.61%, 01/15/44	$875	$824,849
5.71%, 04/22/28, (1-day SOFR +1.070%)(b)	1,300	1,329,004
6.30%, 10/23/29, (1-day SOFR + 1.790%)(b)	1,260	1,330,354
6.49%, 10/23/34, (1-day SOFR + 2.060%)(b)	1,435	1,542,117
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.780%)(b)	250	251,626
Wells Fargo Bank NA
5.25%, 12/11/26	965	979,732
5.45%, 08/07/26	775	786,207
5.85%, 02/01/37	435	446,269
5.95%, 08/26/36	295	304,321
6.60%, 01/15/38	603	658,645
Westpac Banking Corp.
1.15%, 06/03/26	450	435,849
1.95%, 11/20/28	500	464,031
2.15%, 06/03/31	515	453,549
2.65%, 01/16/30(a)	305	283,565
2.67%, 11/15/35, (5-year CMT + 1.750%)(b)	900	785,006
2.70%, 08/19/26	550	540,393
2.85%, 05/13/26	800	789,713
2.96%, 11/16/40(a)	560	406,460
3.02%, 11/18/36, (5-year CMT + 1.530%)(b)	460	396,795
3.13%, 11/18/41	440	310,336
3.35%, 03/08/27	580	573,502
3.40%, 01/25/28	580	570,040
4.04%, 08/26/27(a)	335	335,262
4.11%, 07/24/34, (5-year CMT + 2.000%)(b)	1,060	1,013,205
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(b)	515	510,854
4.42%, 07/24/39	545	484,600
4.60%, 10/20/26	310	312,511
5.05%, 04/16/29	405	416,653
5.41%, 08/10/33, (1-year CMT + 2.680%)(b)	510	505,775
5.46%, 11/18/27	670	692,420
5.54%, 11/17/28	655	685,038
5.62%, 11/20/35, (1-year CMT + 1.200%)(b)	775	768,332
6.82%, 11/17/33	335	364,245
		557,052,350
Beverages — 3.1%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36	2,905	2,809,487
4.90%, 02/01/46	4,795	4,367,181
Anheuser-Busch InBev Finance Inc.
4.63%, 02/01/44	270	240,222
4.70%, 02/01/36	445	429,889
4.90%, 02/01/46	735	663,821
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30(a)	825	792,826
4.00%, 04/13/28	985	988,454
4.38%, 04/15/38(a)	400	365,516
4.44%, 10/06/48	875	737,408
4.50%, 06/01/50(a)	25	21,768
4.60%, 04/15/48	25	21,933
4.75%, 01/23/29	2,255	2,289,713
4.75%, 04/15/58	465	400,841
4.90%, 01/23/31	410	420,547
4.95%, 01/15/42	830	772,294
5.00%, 06/15/34(a)	580	585,162
5.45%, 01/23/39	1,185	1,199,717
5.55%, 01/23/49	1,805	1,785,766
Security	Par (000)	Value
Beverages (continued)
5.80%, 01/23/59(a)	$1,055	$1,067,743
8.20%, 01/15/39	755	958,517
Brown-Forman Corp.
4.50%, 07/15/45	300	258,915
4.75%, 04/15/33(a)	320	318,415
Coca-Cola Co. (The)
1.00%, 03/15/28	575	532,343
1.38%, 03/15/31	614	523,118
1.45%, 06/01/27	525	499,594
1.50%, 03/05/28	761	713,836
1.65%, 06/01/30	775	684,396
2.00%, 03/05/31	395	348,981
2.13%, 09/06/29	393	363,496
2.25%, 01/05/32(a)	995	874,657
2.50%, 06/01/40	569	409,997
2.50%, 03/15/51	868	513,787
2.60%, 06/01/50	805	491,782
2.75%, 06/01/60(a)	472	274,875
2.88%, 05/05/41	295	217,810
2.90%, 05/25/27	189	185,629
3.00%, 03/05/51	857	567,161
3.38%, 03/25/27	546	540,903
3.45%, 03/25/30(a)	745	723,435
4.20%, 03/25/50	215	175,057
4.65%, 08/14/34(a)	455	454,244
5.00%, 05/13/34(a)	350	358,709
5.20%, 01/14/55	845	804,164
5.30%, 05/13/54	555	536,458
5.40%, 05/13/64	930	897,725
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	418	340,906
2.75%, 01/22/30	585	541,013
Diageo Capital PLC
2.00%, 04/29/30	518	460,498
2.13%, 04/29/32	445	373,361
2.38%, 10/24/29	493	454,458
3.88%, 05/18/28	150	148,330
3.88%, 04/29/43	221	173,129
5.30%, 10/24/27	385	394,289
5.38%, 10/05/26	385	390,863
5.50%, 01/24/33	290	297,795
5.63%, 10/05/33	530	550,547
5.88%, 09/30/36	359	381,240
Diageo Investment Corp., 4.25%, 05/11/42	308	255,508
PepsiCo Inc.
1.40%, 02/25/31	310	264,017
1.63%, 05/01/30	540	476,210
1.95%, 10/21/31	630	543,083
2.38%, 10/06/26	522	510,686
2.63%, 03/19/27	290	283,398
2.63%, 07/29/29	458	431,809
2.63%, 10/21/41	415	290,597
2.75%, 03/19/30	1,262	1,179,034
2.75%, 10/21/51	525	325,883
2.88%, 10/15/49	570	369,095
3.00%, 10/15/27	735	717,984
3.45%, 10/06/46	351	260,564
3.60%, 02/18/28	360	357,254
3.63%, 03/19/50	514	382,581
3.88%, 03/19/60	225	167,745
3.90%, 07/18/32(a)	680	653,277
Schedule of Investments
42

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
4.00%, 05/02/47	$325	$263,402
4.20%, 07/18/52	320	260,053
4.40%, 02/07/27	250	252,213
4.45%, 02/07/28	310	313,757
4.45%, 05/15/28	530	538,077
4.45%, 02/15/33	395	396,079
4.45%, 04/14/46	540	469,051
4.50%, 07/17/29	365	371,182
4.60%, 02/07/30	235	239,182
4.65%, 02/15/53	295	257,321
4.80%, 07/17/34	430	429,632
5.00%, 02/07/35	335	338,353
5.13%, 11/10/26	325	330,108
5.25%, 07/17/54	305	294,580
5.50%, 01/15/40(a)	375	387,139
7.00%, 03/01/29	405	446,757
Pepsico Singapore Financing I Pte Ltd., 4.65%, 02/16/27	280	282,930
		51,033,262
Biotechnology — 0.4%
Gilead Sciences Inc.
2.80%, 10/01/50	800	496,373
4.75%, 03/01/46	2,000	1,760,069
4.80%, 04/01/44	1,500	1,344,865
5.10%, 06/15/35	1,700	1,705,862
5.50%, 11/15/54	1,000	970,599
5.60%, 11/15/64	400	385,736
		6,663,504
Chemicals — 0.5%
Air Products and Chemicals Inc.
1.85%, 05/15/27(a)	456	436,985
2.05%, 05/15/30	525	469,743
2.70%, 05/15/40	437	315,343
2.80%, 05/15/50	508	319,769
4.60%, 02/08/29	535	542,678
4.75%, 02/08/31	285	289,105
4.80%, 03/03/33	330	330,340
4.85%, 02/08/34(a)	570	567,681
Ecolab Inc.
1.30%, 01/30/31	180	150,952
1.65%, 02/01/27	320	307,492
2.13%, 02/01/32(a)	335	285,209
2.13%, 08/15/50	330	176,690
2.70%, 11/01/26	575	564,262
2.70%, 12/15/51	465	278,991
2.75%, 08/18/55	270	159,770
3.25%, 12/01/27	327	321,021
4.80%, 03/24/30(a)	407	415,392
5.25%, 01/15/28(a)	160	165,173
EIDP Inc.
2.30%, 07/15/30	537	484,546
4.50%, 05/15/26(a)	390	390,571
4.80%, 05/15/33	305	299,430
Linde Inc./CT
1.10%, 08/10/30	445	381,287
3.55%, 11/07/42	297	231,854
		7,884,284
Commercial Services — 1.1%
American University (The), Series 2019, 3.67%, 04/01/49	213	157,818
Security	Par (000)	Value
Commercial Services (continued)
Automatic Data Processing Inc.
1.25%, 09/01/30	$591	$509,672
1.70%, 05/15/28	562	525,617
4.45%, 09/09/34	370	359,828
Brown University, Series A, 2.92%, 09/01/50	240	157,551
California Institute of Technology, 3.65%, 09/01/2119	205	127,426
Cintas Corp. No. 2
3.70%, 04/01/27	463	458,911
4.00%, 05/01/32	350	334,573
Cornell University, 4.84%, 06/15/34	205	203,265
Duke University, Series 2020, 2.83%, 10/01/55	335	207,226
Ford Foundation (The), Series 2020, 2.82%, 06/01/70	350	191,443
George Washington University (The), Series 2018, 4.13%, 09/15/48(a)	431	342,727
Leland Stanford Junior University (The), 3.65%, 05/01/48(a)	349	267,381
Massachusetts Institute of Technology
3.07%, 04/01/52	225	149,846
3.89%, 07/01/2116	183	124,711
4.68%	345	284,619
5.60%	343	340,981
Series F, 2.99%, 07/01/50	265	175,704
Northwestern University
4.64%, 12/01/44	224	207,527
4.94%, 12/01/35(a)	5	5,015
PayPal Holdings Inc.
2.30%, 06/01/30	480	433,581
2.65%, 10/01/26	805	790,166
2.85%, 10/01/29(a)	765	718,609
3.25%, 06/01/50(a)	485	321,972
3.90%, 06/01/27	370	368,274
4.40%, 06/01/32(a)	685	668,318
5.05%, 06/01/52(a)	470	419,332
5.10%, 04/01/35	175	174,086
5.15%, 06/01/34	480	481,521
5.25%, 06/01/62	340	303,761
President and Fellows of Harvard College
2.52%, 10/15/50(a)	346	206,205
3.15%, 07/15/46	324	229,425
3.30%, 07/15/56	215	146,137
3.75%, 11/15/52	200	151,424
Series ., 4.61%, 02/15/35(a)	560	550,880
RELX Capital Inc.
3.00%, 05/22/30	5	4,672
4.00%, 03/18/29	10	9,887
4.75%, 03/27/30	85	85,985
4.75%, 05/20/32	80	79,549
5.25%, 03/27/35	140	141,058
Rockefeller Foundation (The), Series 2020, 2.49%, 10/01/50	565	333,430
S&P Global Inc.
1.25%, 08/15/30	285	243,145
2.30%, 08/15/60(a)	348	176,027
2.45%, 03/01/27	605	588,069
2.50%, 12/01/29	230	212,915
2.70%, 03/01/29	635	599,394
2.90%, 03/01/32	750	671,284
2.95%, 01/22/27	343	336,468
3.25%, 12/01/49	329	228,539
43
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
3.70%, 03/01/52	$575	$429,202
3.90%, 03/01/62	380	279,974
4.25%, 05/01/29	325	324,026
4.75%, 08/01/28	375	380,809
5.25%, 09/15/33	380	389,053
Trustees of Princeton University (The)
5.70%, 03/01/39	279	300,220
Series 2020, 2.52%, 07/01/50	239	146,359
University of Miami, 4.06%, 04/01/52	280	217,048
University of Southern California
3.03%, 10/01/39(a)	384	308,922
4.98%, 10/01/53(a)	80	73,742
Washington University (The)
3.52%, 04/15/54	235	168,441
4.35%	225	169,789
Yale University
Series 2020, 1.48%, 04/15/30	405	357,175
Series 2020, 2.40%, 04/15/50(a)	295	173,470
		18,524,184
Computers — 3.0%
Accenture Capital Inc.
3.90%, 10/04/27	345	344,617
4.05%, 10/04/29	640	635,588
4.25%, 10/04/31	140	138,477
4.50%, 10/04/34	430	414,312
Apple Inc.
1.20%, 02/08/28	1,323	1,231,406
1.25%, 08/20/30	708	612,638
1.40%, 08/05/28	1,060	980,285
1.65%, 05/11/30	926	823,571
1.65%, 02/08/31	1,207	1,053,944
1.70%, 08/05/31	680	589,645
2.05%, 09/11/26	1,100	1,073,245
2.20%, 09/11/29	807	750,002
2.38%, 02/08/41	620	428,999
2.40%, 08/20/50	475	278,386
2.45%, 08/04/26	1,110	1,090,653
2.55%, 08/20/60	845	481,958
2.65%, 05/11/50	1,260	783,798
2.65%, 02/08/51	1,472	908,549
2.70%, 08/05/51	1,048	650,608
2.80%, 02/08/61	915	540,907
2.85%, 08/05/61	595	356,504
2.90%, 09/12/27	1,070	1,048,361
2.95%, 09/11/49	813	541,029
3.00%, 06/20/27	661	649,718
3.00%, 11/13/27	809	792,685
3.20%, 05/11/27(a)	967	955,450
3.25%, 08/08/29	460	447,942
3.35%, 02/09/27	1,228	1,217,506
3.35%, 08/08/32	845	796,299
3.45%, 02/09/45	839	644,328
3.75%, 09/12/47	555	435,613
3.75%, 11/13/47	667	520,109
3.85%, 05/04/43	1,737	1,439,957
3.85%, 08/04/46	822	661,841
3.95%, 08/08/52(a)	930	738,532
4.00%, 05/10/28	815	821,318
4.10%, 08/08/62	640	505,648
4.15%, 05/10/30(a)	215	218,261
4.25%, 02/09/47	408	347,233
Security	Par (000)	Value
Computers (continued)
4.30%, 05/10/33	$420	$420,055
4.38%, 05/13/45	1,028	904,163
4.45%, 05/06/44	749	678,446
4.50%, 02/23/36	843	835,781
4.65%, 02/23/46	2,152	1,953,288
4.85%, 05/10/53(a)	715	672,681
IBM International Capital Pte Ltd.
4.60%, 02/05/27	315	316,717
4.60%, 02/05/29	80	80,417
4.75%, 02/05/31	100	100,420
4.90%, 02/05/34	465	456,962
5.25%, 02/05/44	555	523,070
5.30%, 02/05/54(a)	790	724,283
International Business Machines Corp.
1.70%, 05/15/27	685	652,137
1.95%, 05/15/30	660	583,323
2.20%, 02/09/27(a)	245	236,510
2.72%, 02/09/32	120	105,570
2.85%, 05/15/40	393	283,075
2.95%, 05/15/50	425	265,246
3.30%, 05/15/26	1,705	1,686,702
3.30%, 01/27/27	350	344,522
3.43%, 02/09/52	310	209,310
3.50%, 05/15/29	1,690	1,635,608
4.00%, 06/20/42	575	468,842
4.15%, 07/27/27(a)	300	299,584
4.15%, 05/15/39(a)	1,040	902,725
4.25%, 05/15/49(a)	1,415	1,126,809
4.40%, 07/27/32(a)	355	344,756
4.50%, 02/06/28	570	575,058
4.65%, 02/10/28	450	455,394
4.70%, 02/19/46	315	273,026
4.75%, 02/06/33(a)	280	277,731
4.90%, 07/27/52	600	523,817
5.10%, 02/06/53(a)	340	305,323
5.60%, 11/30/39(a)	359	363,280
5.88%, 11/29/32(a)	402	429,356
Series .., 4.80%, 02/10/30(a)	400	404,821
Series .., 5.00%, 02/10/32	640	646,730
Series .., 5.20%, 02/10/35	500	500,903
Series .., 5.70%, 02/10/55	420	407,163
		48,923,526
Cosmetics & Personal Care — 1.3%
Colgate-Palmolive Co.
3.10%, 08/15/27	315	310,283
3.25%, 08/15/32	420	388,952
3.70%, 08/01/47	298	230,850
4.00%, 08/15/45	337	278,639
4.20%, 05/01/30	225	226,045
4.60%, 03/01/28	220	225,115
4.60%, 03/01/33(a)	230	232,563
Estee Lauder Companies Inc. (The)
1.95%, 03/15/31	265	226,474
2.38%, 12/01/29	705	642,183
2.60%, 04/15/30	430	391,901
3.13%, 12/01/49	89	55,374
3.15%, 03/15/27	288	281,698
4.15%, 03/15/47	295	227,353
4.38%, 05/15/28	690	691,520
4.65%, 05/15/33(a)	570	550,809
5.00%, 02/14/34(a)	190	185,987
Schedule of Investments
44

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
5.15%, 05/15/53(a)	$330	$300,829
Kenvue Inc.
4.90%, 03/22/33(a)	735	744,118
5.00%, 03/22/30(a)	500	515,729
5.05%, 03/22/28	565	581,344
5.05%, 03/22/53(a)	640	592,734
5.10%, 03/22/43	470	448,615
5.20%, 03/22/63	390	359,968
Procter & Gamble Co. (The)
1.20%, 10/29/30	790	677,488
1.90%, 02/01/27	595	576,485
1.95%, 04/23/31	880	778,593
2.30%, 02/01/32(a)	845	753,349
2.45%, 11/03/26	366	358,571
2.80%, 03/25/27	342	335,300
2.85%, 08/11/27	363	354,994
3.00%, 03/25/30	735	701,696
3.55%, 03/25/40	160	135,444
3.95%, 01/26/28(a)	390	393,317
4.05%, 05/01/30	375	376,021
4.05%, 01/26/33(a)	435	426,479
4.15%, 10/24/29	305	307,855
4.35%, 01/29/29	335	340,518
4.55%, 01/29/34	465	463,771
4.55%, 10/24/34	265	263,430
4.60%, 05/01/35	375	374,444
5.55%, 03/05/37	205	218,061
Unilever Capital Corp.
1.38%, 09/14/30(a)	385	330,869
1.75%, 08/12/31	430	369,194
2.00%, 07/28/26(a)	290	283,301
2.13%, 09/06/29	450	414,647
2.90%, 05/05/27	135	132,231
3.50%, 03/22/28	803	792,403
4.25%, 08/12/27	200	200,995
4.63%, 08/12/34	285	281,525
4.88%, 09/08/28	305	313,302
5.00%, 12/08/33(a)	575	587,481
5.90%, 11/15/32	538	584,416
Series 30Y, 2.63%, 08/12/51	420	254,558
		21,069,821
Distribution & Wholesale — 0.0%
WW Grainger Inc.
4.45%, 09/15/34	305	295,923
4.60%, 06/15/45	437	383,059
		678,982
Diversified Financial Services — 3.6%
American Express Co.
1.65%, 11/04/26(a)	860	827,125
2.55%, 03/04/27	805	780,903
3.13%, 05/20/26	490	484,642
3.30%, 05/03/27	1,184	1,164,137
4.05%, 05/03/29(a)	670	666,145
4.05%, 12/03/42(a)	439	366,082
4.42%, 08/03/33, (1-day SOFR + 1.760%)(a)(b)	515	497,318
4.73%, 04/25/29, (1-day SOFR + 1.260%)(b)	750	756,829
5.02%, 04/25/31, (1-day SOFR + 1.440%)(b)	750	762,050
5.04%, 07/26/28, (1-day SOFR + 0.930%)(b)	200	202,698
5.04%, 05/01/34, (1-day SOFR + 1.835%)(b)	640	638,700
Security	Par (000)	Value
Diversified Financial Services (continued)
5.09%, 01/30/31, (1-day SOFR Index + 1.020%)(b)	$510	$519,209
5.10%, 02/16/28, (1-day SOFR + 1.000%)(b)	600	607,477
5.28%, 07/27/29, (1-day SOFR Index + 1.280%)(b)	620	635,639
5.28%, 07/26/35, (1-day SOFR + 1.420%)(b)	940	936,556
5.39%, 07/28/27, (1-day SOFR + 0.970%)(b)	430	434,487
5.44%, 01/30/36, (1-day SOFR Index + 1.320%)(b)	645	649,922
5.53%, 04/25/30, (1-day SOFR Index + 1.090%)(b)	505	522,252
5.67%, 04/25/36, (1-day SOFR + 1.790%)(b)	535	548,141
5.85%, 11/05/27(a)	945	981,926
6.49%, 10/30/31, (1-day SOFR + 1.940%)(b)	605	655,362
Ameriprise Financial Inc.
2.88%, 09/15/26	420	412,853
4.50%, 05/13/32	150	146,912
5.15%, 05/15/33	435	439,767
5.20%, 04/15/35	250	250,271
5.70%, 12/15/28	295	308,935
Apollo Global Management Inc.
5.80%, 05/21/54	630	602,229
6.38%, 11/15/33	320	345,803
Brookfield Capital Finance LLC, 6.09%, 06/14/33	260	270,025
Brookfield Finance I U.K. PLC/Brookfield Finance Inc., 2.34%, 01/30/32	620	516,202
Brookfield Finance Inc.
2.72%, 04/15/31	320	284,150
3.50%, 03/30/51	263	173,420
3.90%, 01/25/28	781	768,182
4.25%, 06/02/26	306	304,816
4.35%, 04/15/30	641	625,899
4.70%, 09/20/47	467	382,683
4.85%, 03/29/29	365	366,679
5.97%, 03/04/54	695	675,018
6.35%, 01/05/34	285	300,972
Brookfield Finance LLC/Brookfield Finance Inc., 3.45%, 04/15/50	359	234,837
Cboe Global Markets Inc.
1.63%, 12/15/30	585	500,553
3.65%, 01/12/27	539	534,466
Charles Schwab Corp. (The)
1.15%, 05/13/26	610	590,318
1.65%, 03/11/31(a)	369	312,634
1.95%, 12/01/31	505	424,339
2.00%, 03/20/28	601	565,800
2.30%, 05/13/31	490	431,454
2.45%, 03/03/27	710	688,618
2.90%, 03/03/32	615	541,517
3.20%, 03/02/27	530	520,645
3.20%, 01/25/28	455	443,444
3.25%, 05/22/29	301	288,304
3.30%, 04/01/27	558	548,725
4.00%, 02/01/29	457	453,160
4.63%, 03/22/30	441	446,648
5.64%, 05/19/29, (1-day SOFR + 2.210%)(b)	590	611,586
5.85%, 05/19/34, (1-day SOFR + 2.500%)(b)	690	720,665
5.88%, 08/24/26	565	575,994
6.14%, 08/24/34, (1-day SOFR + 2.010%)(b)	718	762,543
6.20%, 11/17/29, (1-day SOFR + 1.878%)(b)	600	636,735
45
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
CME Group Inc.
2.65%, 03/15/32	$635	$564,745
3.75%, 06/15/28	552	548,356
4.15%, 06/15/48	725	599,709
4.40%, 03/15/30	205	206,799
5.30%, 09/15/43	397	394,330
Credit Suisse USA LLC, 7.13%, 07/15/32(a)	256	288,848
Franklin Resources Inc., 1.60%, 10/30/30(a)	700	598,590
Intercontinental Exchange Inc.
1.85%, 09/15/32	950	778,095
2.10%, 06/15/30	765	684,384
2.65%, 09/15/40(a)	800	573,327
3.00%, 06/15/50(a)	750	483,270
3.00%, 09/15/60	930	557,586
3.10%, 09/15/27(a)	375	365,645
3.63%, 09/01/28	475	465,433
3.75%, 09/21/28	235	230,972
4.00%, 09/15/27	960	955,392
4.25%, 09/21/48	720	582,111
4.35%, 06/15/29	590	591,354
4.60%, 03/15/33(a)	480	473,206
4.95%, 06/15/52(a)	684	609,238
5.20%, 06/15/62	540	487,132
5.25%, 06/15/31(a)	395	409,191
Legg Mason Inc., 5.63%, 01/15/44	523	502,240
Mastercard Inc.
1.90%, 03/15/31(a)	320	281,309
2.00%, 11/18/31(a)	375	323,471
2.95%, 11/21/26	496	488,481
2.95%, 06/01/29	381	364,670
2.95%, 03/15/51	318	208,143
3.30%, 03/26/27	585	578,798
3.35%, 03/26/30	767	738,560
3.50%, 02/26/28	345	341,202
3.65%, 06/01/49	710	536,350
3.80%, 11/21/46	316	250,378
3.85%, 03/26/50	751	587,078
3.95%, 02/26/48	285	227,729
4.10%, 01/15/28	350	351,899
4.35%, 01/15/32	405	401,234
4.55%, 01/15/35	550	537,048
4.85%, 03/09/33	280	282,387
4.88%, 03/09/28	465	476,456
4.88%, 05/09/34(a)	530	533,206
4.95%, 03/15/32	275	280,572
ORIX Corp.
2.25%, 03/09/31	170	148,341
4.00%, 04/13/32(a)	155	144,692
4.65%, 09/10/29	155	155,147
5.00%, 09/13/27(a)	165	167,230
5.20%, 09/13/32(a)	185	186,378
5.40%, 02/25/35	260	260,127
Raymond James Financial Inc.
3.75%, 04/01/51	605	429,466
4.65%, 04/01/30	265	266,835
4.95%, 07/15/46	495	437,468
Visa Inc.
0.75%, 08/15/27	307	286,854
1.10%, 02/15/31(a)	625	530,009
1.90%, 04/15/27	836	806,502
2.00%, 08/15/50(a)	893	483,830
Security	Par (000)	Value
Diversified Financial Services (continued)
2.05%, 04/15/30	$813	$736,821
2.70%, 04/15/40	531	399,313
2.75%, 09/15/27	327	318,684
3.65%, 09/15/47	488	373,605
4.15%, 12/14/35	872	829,997
4.30%, 12/14/45	1,771	1,522,587
		59,868,211
Electric — 7.0%
AEP Transmission Co. LLC
3.75%, 12/01/47	235	174,485
4.50%, 06/15/52	260	214,342
5.40%, 03/15/53	350	329,472
Series M, 3.65%, 04/01/50	335	243,343
Alabama Power Co.
3.00%, 03/15/52(a)	220	139,109
3.05%, 03/15/32	210	189,354
3.13%, 07/15/51	340	222,211
3.45%, 10/01/49	335	234,367
3.75%, 09/01/27(a)	295	293,544
3.75%, 03/01/45	308	237,249
5.10%, 04/02/35(a)	150	150,550
6.00%, 03/01/39	157	167,609
Series 20-A, 1.45%, 09/15/30(a)	305	261,531
Series A, 4.30%, 07/15/48	277	227,622
Series B, 3.70%, 12/01/47	264	196,879
Ameren Illinois Co.
3.70%, 12/01/47	146	108,702
3.85%, 09/01/32	405	378,406
4.50%, 03/15/49	250	210,799
4.95%, 06/01/33	250	250,161
5.55%, 07/01/54	360	351,353
Baltimore Gas & Electric Co.
2.25%, 06/15/31	318	279,549
3.50%, 08/15/46	313	224,963
4.55%, 06/01/52	253	209,761
5.40%, 06/01/53(a)	365	340,489
Berkshire Hathaway Energy Co.
1.65%, 05/15/31	220	185,599
2.85%, 05/15/51	800	475,893
3.25%, 04/15/28(a)	299	292,013
3.70%, 07/15/30	630	608,719
3.80%, 07/15/48	320	232,829
4.25%, 10/15/50	485	375,916
4.45%, 01/15/49	637	514,233
4.50%, 02/01/45	327	276,125
4.60%, 05/01/53	495	404,416
5.15%, 11/15/43	400	372,501
5.95%, 05/15/37	345	362,225
6.13%, 04/01/36	861	907,963
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42(a)	155	119,162
3.60%, 03/01/52	250	177,526
4.50%, 04/01/44	299	257,625
4.80%, 03/15/30	270	274,505
4.95%, 04/01/33	310	309,524
5.05%, 03/01/35	95	94,335
5.20%, 10/01/28(a)	280	288,696
Series AC, 4.25%, 02/01/49	568	454,115
Series AF, 3.35%, 04/01/51	283	195,201
Series ai., 4.45%, 10/01/32(a)	420	407,273
Schedule of Investments
46

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Commonwealth Edison Co.
2.55%, 06/15/26	$251	$247,113
3.00%, 03/01/50	320	203,152
3.65%, 06/15/46	352	260,263
3.70%, 08/15/28	273	269,140
4.00%, 03/01/48	340	262,663
5.30%, 02/01/53	240	222,895
5.90%, 03/15/36	295	310,150
Series 123, 3.75%, 08/15/47	206	152,727
Series 130, 3.13%, 03/15/51	391	253,228
Connecticut Light and Power Co. (The)
4.00%, 04/01/48	455	354,265
5.25%, 01/15/53(a)	395	367,929
Series A, 3.20%, 03/15/27	95	93,472
Consolidated Edison Co. of New York Inc.
2.40%, 06/15/31(a)	485	432,460
3.20%, 12/01/51	290	187,362
3.60%, 06/15/61(a)	340	225,597
3.70%, 11/15/59	290	198,078
3.85%, 06/15/46	285	218,295
3.95%, 03/01/43	392	312,569
4.45%, 03/15/44	388	329,508
4.50%, 12/01/45	318	268,444
4.50%, 05/15/58	350	278,221
4.63%, 12/01/54	353	290,828
5.20%, 03/01/33	315	319,971
5.50%, 03/15/34	290	300,039
5.50%, 03/15/55	50	47,618
5.70%, 05/15/54	470	462,683
5.90%, 11/15/53	655	659,230
6.15%, 11/15/52	395	410,596
Series 07-A, 6.30%, 08/15/37	197	212,616
Series 08-B, 6.75%, 04/01/38	251	283,120
Series 09-C, 5.50%, 12/01/39	416	414,679
Series 2017, 3.88%, 06/15/47	300	228,304
Series 20A, 3.35%, 04/01/30	423	404,235
Series 20B, 3.95%, 04/01/50	554	424,244
Series A, 4.13%, 05/15/49	378	293,541
Series C, 3.00%, 12/01/60	320	185,739
Series C, 4.30%, 12/01/56(a)	255	197,223
Series D, 4.00%, 12/01/28	345	343,046
Series E, 4.65%, 12/01/48	427	361,515
Consumers Energy Co.
2.50%, 05/01/60	368	199,268
3.10%, 08/15/50	360	238,684
3.50%, 08/01/51	207	146,813
4.05%, 05/15/48(a)	145	114,390
4.35%, 04/15/49	293	243,345
4.50%, 01/15/31	280	281,585
4.60%, 05/30/29	355	358,667
4.63%, 05/15/33	355	346,909
4.70%, 01/15/30	220	223,052
4.90%, 02/15/29(a)	180	183,660
5.05%, 05/15/35	105	105,287
Dominion Energy South Carolina Inc.
5.10%, 06/01/65(a)	244	211,378
6.05%, 01/15/38	235	247,378
6.25%, 10/15/53	200	212,213
DTE Electric Co.
2.25%, 03/01/30(a)	288	261,564
2.95%, 03/01/50	302	193,833
Security	Par (000)	Value
Electric (continued)
3.70%, 03/15/45	$276	$211,513
3.95%, 03/01/49	630	489,138
4.85%, 12/01/26(a)	225	228,128
5.20%, 04/01/33	330	334,774
5.20%, 03/01/34	275	278,479
5.40%, 04/01/53(a)	310	299,266
Series A, 1.90%, 04/01/28	338	317,970
Series A, 3.00%, 03/01/32	260	232,943
Series A, 4.05%, 05/15/48	90	71,585
Series C, 2.63%, 03/01/31	269	243,420
Duke Energy Carolinas LLC
2.45%, 02/01/30	260	238,501
2.55%, 04/15/31	294	263,165
2.85%, 03/15/32	160	141,788
2.95%, 12/01/26	260	255,400
3.20%, 08/15/49	480	319,465
3.55%, 03/15/52	340	238,060
3.70%, 12/01/47	235	173,011
3.75%, 06/01/45	382	290,685
3.88%, 03/15/46	370	286,681
3.95%, 11/15/28	300	297,594
3.95%, 03/15/48	187	142,589
4.00%, 09/30/42	385	312,079
4.25%, 12/15/41	286	242,506
4.85%, 01/15/34(a)	260	257,172
4.95%, 01/15/33	640	643,520
5.25%, 03/15/35	245	248,863
5.30%, 02/15/40	446	440,546
5.35%, 01/15/53	525	494,489
5.40%, 01/15/54	522	497,481
6.00%, 01/15/38	152	160,112
6.05%, 04/15/38	320	337,474
Duke Energy Florida LLC
1.75%, 06/15/30(a)	290	254,278
2.40%, 12/15/31(a)	540	473,601
2.50%, 12/01/29(a)	395	365,374
3.00%, 12/15/51	230	144,250
3.20%, 01/15/27	277	273,273
3.40%, 10/01/46	450	317,939
3.80%, 07/15/28	370	365,384
5.88%, 11/15/33	275	291,054
5.95%, 11/15/52	320	324,276
6.20%, 11/15/53	270	283,568
6.35%, 09/15/37	225	246,883
6.40%, 06/15/38	505	548,990
Duke Energy Indiana LLC
2.75%, 04/01/50	375	225,892
3.75%, 05/15/46	170	127,446
5.40%, 04/01/53	295	275,517
6.35%, 08/15/38	316	343,533
Series YYY, 3.25%, 10/01/49	215	142,625
Duke Energy Progress LLC
2.00%, 08/15/31	385	331,461
2.50%, 08/15/50	253	144,792
3.40%, 04/01/32	255	233,307
3.45%, 03/15/29	300	291,036
3.60%, 09/15/47	190	137,506
3.70%, 09/01/28	224	220,565
4.10%, 05/15/42	250	206,096
4.10%, 03/15/43	191	155,530
4.15%, 12/01/44	260	210,996
47
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.20%, 08/15/45	$290	$236,553
4.35%, 03/06/27	235	236,770
5.05%, 03/15/35(a)	465	463,313
5.10%, 03/15/34	330	331,201
5.25%, 03/15/33	355	362,002
5.35%, 03/15/53	320	299,016
5.55%, 03/15/55(a)	360	348,362
Entergy Arkansas LLC
2.65%, 06/15/51	357	207,728
4.20%, 04/01/49	225	177,563
Entergy Louisiana LLC
2.35%, 06/15/32	190	161,677
2.90%, 03/15/51	345	213,092
3.10%, 06/15/41	180	130,331
4.00%, 03/15/33	392	365,874
4.20%, 09/01/48	503	395,892
4.20%, 04/01/50	288	225,356
4.75%, 09/15/52	230	196,873
5.15%, 09/15/34	315	315,864
5.35%, 03/15/34	185	187,719
5.70%, 03/15/54	375	365,330
5.80%, 03/15/55	375	369,338
Entergy Mississippi LLC, 5.80%, 04/15/55	395	388,029
Entergy Texas Inc.
1.75%, 03/15/31	385	328,985
5.25%, 04/15/35	270	270,387
Evergy Kansas Central Inc.
3.45%, 04/15/50	265	180,788
4.13%, 03/01/42	321	265,452
Florida Power & Light Co.
2.45%, 02/03/32	630	549,894
2.88%, 12/04/51	789	496,691
3.15%, 10/01/49	449	299,592
3.70%, 12/01/47	540	408,026
3.95%, 03/01/48	498	391,331
3.99%, 03/01/49	350	274,689
4.05%, 06/01/42	358	299,102
4.05%, 10/01/44	235	191,977
4.13%, 02/01/42	372	312,105
4.13%, 06/01/48	267	215,275
4.40%, 05/15/28(a)	435	438,570
4.45%, 05/15/26	535	535,803
4.63%, 05/15/30	515	522,032
4.80%, 05/15/33	390	388,067
5.05%, 04/01/28(a)	555	569,612
5.10%, 04/01/33	315	319,379
5.15%, 06/15/29	370	383,295
5.30%, 06/15/34	585	600,468
5.30%, 04/01/53	320	303,992
5.60%, 06/15/54	355	352,622
5.69%, 03/01/40(a)	215	221,070
5.70%, 03/15/55	370	371,180
5.80%, 03/15/65	300	303,775
5.95%, 02/01/38	310	329,885
5.96%, 04/01/39	260	274,067
Georgia Power Co.
4.30%, 03/15/42	585	496,490
4.55%, 03/15/30	405	407,195
4.65%, 05/16/28	365	369,113
4.70%, 05/15/32	435	431,713
4.85%, 03/15/31	315	320,060
Security	Par (000)	Value
Electric (continued)
4.95%, 05/17/33	$510	$508,635
5.13%, 05/15/52(a)	425	390,984
5.20%, 03/15/35	315	317,346
5.25%, 03/15/34	390	393,994
Series 10-C, 4.75%, 09/01/40	255	232,556
Series A, 3.25%, 03/15/51	415	276,337
Series B, 2.65%, 09/15/29	195	181,774
Series B, 3.70%, 01/30/50(a)	245	180,496
Indiana Michigan Power Co., 5.63%, 04/01/53	245	236,778
Jersey Central Power & Light Co., 5.10%, 01/15/35(c)	350	345,385
John Sevier Combined Cycle Generation LLC, 4.63%, 01/15/42	152	144,472
Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	268	257,987
Kentucky Utilities Co.
3.30%, 06/01/50	285	190,443
4.38%, 10/01/45	292	241,028
5.13%, 11/01/40	469	444,841
MidAmerican Energy Co.
2.70%, 08/01/52	300	178,166
3.15%, 04/15/50	290	193,108
3.65%, 04/15/29	453	444,090
3.65%, 08/01/48	298	221,470
4.25%, 07/15/49	387	310,770
5.30%, 02/01/55	270	252,220
5.85%, 09/15/54(a)	810	819,971
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	248	239,361
2.40%, 03/15/30	338	307,541
2.75%, 04/15/32	400	347,754
3.40%, 02/07/28	391	382,415
4.02%, 11/01/32	198	186,461
4.12%, 09/16/27	340	339,841
4.30%, 03/15/49	172	139,816
4.75%, 02/07/28	80	81,195
4.80%, 02/05/27	215	217,621
4.80%, 03/15/28(a)	605	615,427
4.85%, 02/07/29(a)	275	279,120
4.95%, 02/07/30	125	127,440
5.15%, 06/15/29	295	302,702
5.80%, 01/15/33	355	371,362
Nevada Power Co.
6.00%, 03/15/54	220	222,131
Series CC, 3.70%, 05/01/29(a)	165	161,525
Northern States Power Co./MN
2.60%, 06/01/51	91	53,978
2.90%, 03/01/50(a)	148	94,668
3.40%, 08/15/42	124	93,110
3.60%, 09/15/47	233	171,289
4.50%, 06/01/52	230	192,071
5.05%, 05/15/35	375	375,897
5.10%, 05/15/53	350	320,004
5.40%, 03/15/54	255	243,097
5.65%, 05/15/55	145	143,840
NSTAR Electric Co.
3.20%, 05/15/27	550	539,724
5.40%, 06/01/34	255	259,844
Oklahoma Gas & Electric Co., 5.60%, 04/01/53	315	303,436
Oncor Electric Delivery Co. LLC
2.75%, 05/15/30	279	257,030
Schedule of Investments
48

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
3.10%, 09/15/49	$379	$244,864
3.70%, 11/15/28	335	329,119
3.75%, 04/01/45	273	207,665
4.30%, 05/15/28	355	356,218
4.50%, 03/20/27(c)	410	412,445
4.55%, 09/15/32	330	321,596
4.65%, 11/01/29	225	227,104
4.95%, 09/15/52	481	424,129
5.35%, 04/01/35(c)	200	202,663
5.55%, 06/15/54	410	391,603
5.65%, 11/15/33	395	410,664
5.80%, 04/01/55(c)	250	247,244
PacifiCorp
2.90%, 06/15/52	470	276,161
3.30%, 03/15/51	315	203,066
4.13%, 01/15/49	262	197,907
4.15%, 02/15/50	249	187,086
5.10%, 02/15/29	480	489,562
5.30%, 02/15/31	290	297,483
5.35%, 12/01/53	525	468,073
5.45%, 02/15/34(a)	605	610,277
5.50%, 05/15/54	565	514,105
5.75%, 04/01/37	307	308,931
5.80%, 01/15/55	735	697,976
6.00%, 01/15/39(a)	240	243,833
6.25%, 10/15/37	350	367,853
PECO Energy Co.
3.90%, 03/01/48	342	262,898
4.90%, 06/15/33	243	243,999
5.25%, 09/15/54	345	322,488
Potomac Electric Power Co.
4.15%, 03/15/43	320	263,818
6.50%, 11/15/37	265	293,938
PPL Electric Utilities Corp.
4.85%, 02/15/34	295	292,136
5.00%, 05/15/33	360	361,177
5.25%, 05/15/53	345	326,894
Public Service Co. of Colorado
1.88%, 06/15/31	315	267,497
3.60%, 09/15/42	174	133,529
5.25%, 04/01/53	530	479,888
5.35%, 05/15/34	270	271,817
5.75%, 05/15/54	480	467,240
5.85%, 05/15/55	275	270,643
Series 34, 3.20%, 03/01/50	305	200,488
Public Service Co. of New Hampshire, 5.35%, 10/01/33	190	193,957
Public Service Electric & Gas Co.
3.10%, 03/15/32	300	271,023
3.80%, 03/01/46	563	431,094
4.65%, 03/15/33	280	276,908
4.85%, 08/01/34	200	198,751
5.20%, 08/01/33	260	264,413
5.30%, 08/01/54(a)	215	202,934
5.45%, 03/01/54	315	304,474
Public Service Electric and Gas Co., Series Q, 5.50%, 03/01/55	105	102,593
Puget Sound Energy Inc., 4.22%, 06/15/48	320	253,352
San Diego Gas & Electric Co.
2.50%, 05/15/26	382	374,142
3.70%, 03/15/52	335	238,504
Security	Par (000)	Value
Electric (continued)
4.50%, 08/15/40	$400	$355,277
4.95%, 08/15/28	335	341,562
5.35%, 04/01/53	400	369,128
5.40%, 04/15/35	315	317,768
5.55%, 04/15/54	295	280,049
Series VVV, 1.70%, 10/01/30	446	382,772
Series WWW, 2.95%, 08/15/51	320	196,748
Series XXX, 3.00%, 03/15/32	230	202,519
Southern California Edison Co.
2.25%, 06/01/30	195	170,881
2.75%, 02/01/32	375	318,804
2.85%, 08/01/29	307	282,719
3.45%, 02/01/52	590	374,517
3.65%, 02/01/50	657	438,852
4.00%, 04/01/47	1,009	720,935
4.40%, 09/06/26	220	219,635
4.50%, 09/01/40	285	235,631
4.65%, 10/01/43	359	290,709
4.88%, 02/01/27	255	255,941
5.15%, 06/01/29	285	288,311
5.20%, 06/01/34	495	476,264
5.25%, 03/15/30	315	318,230
5.30%, 03/01/28	415	420,691
5.45%, 06/01/31	815	825,135
5.45%, 03/01/35(a)	270	262,178
5.50%, 03/15/40	274	254,251
5.65%, 10/01/28	175	179,791
5.85%, 11/01/27(a)	175	178,962
5.88%, 12/01/53	300	276,616
5.90%, 03/01/55(a)	150	138,210
5.95%, 11/01/32	440	445,251
6.00%, 01/15/34	205	206,628
6.05%, 03/15/39	236	234,180
6.20%, 09/15/55	350	337,003
Series 08-A, 5.95%, 02/01/38	290	287,432
Series 20A, 2.95%, 02/01/51	345	201,676
Series A, 4.20%, 03/01/29	199	193,955
Series B, 4.88%, 03/01/49	310	251,614
Series C, 4.13%, 03/01/48(a)	702	510,295
Series D, 4.70%, 06/01/27	265	266,088
Southwestern Public Service Co.
5.30%, 05/15/35	250	249,058
6.00%, 06/01/54	450	450,484
Series 8, 3.15%, 05/01/50	310	199,156
Tampa Electric Co.
4.90%, 03/01/29	175	177,795
5.15%, 03/01/35(a)	180	179,349
Union Electric Co.
2.15%, 03/15/32(a)	340	287,392
2.63%, 03/15/51	370	218,443
3.90%, 04/01/52	210	157,845
5.20%, 04/01/34	155	156,793
5.25%, 04/15/35(a)	235	238,471
5.45%, 03/15/53	345	328,685
Virginia Electric & Power Co.
2.30%, 11/15/31(a)	223	193,867
2.40%, 03/30/32	285	243,447
2.45%, 12/15/50	578	318,084
2.95%, 11/15/51	550	338,382
3.30%, 12/01/49	307	204,036
4.00%, 01/15/43	330	262,890
49
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
4.45%, 02/15/44	$136	$114,694
4.60%, 12/01/48	239	199,442
5.00%, 04/01/33	440	437,278
5.00%, 01/15/34(a)	135	132,898
5.05%, 08/15/34	440	435,819
5.35%, 01/15/54	210	193,475
5.45%, 04/01/53(a)	370	346,090
5.55%, 08/15/54	250	237,703
5.70%, 08/15/53(a)	265	258,258
8.88%, 11/15/38	331	434,071
Series A, 2.88%, 07/15/29	295	278,573
Series A, 3.50%, 03/15/27	343	339,305
Series A, 3.80%, 04/01/28	265	262,183
Series A, 6.00%, 05/15/37	297	309,707
Series B, 3.75%, 05/15/27	455	451,330
Series B, 3.80%, 09/15/47	460	340,794
Series B, 6.00%, 01/15/36	275	288,591
Series C, 4.00%, 11/15/46	425	326,792
Series C, 4.63%, 05/15/52	488	400,407
Series D, 4.65%, 08/15/43	280	243,787
Virginia Electric and Power Co.
5.15%, 03/15/35	240	237,535
5.65%, 03/15/55(a)	280	268,627
Wisconsin Electric Power Co., 4.75%, 09/30/32(a)	185	186,182
		115,976,861
Electrical Components & Equipment — 0.2%
Emerson Electric Co.
0.88%, 10/15/26	432	411,640
1.80%, 10/15/27	302	286,571
1.95%, 10/15/30	360	318,041
2.00%, 12/21/28(a)	450	417,341
2.20%, 12/21/31(a)	565	492,224
2.75%, 10/15/50	352	217,228
2.80%, 12/21/51	613	377,757
5.00%, 03/15/35(a)	135	136,897
		2,657,699
Electronics — 0.6%
Amphenol Corp.
2.20%, 09/15/31(a)	595	516,328
2.80%, 02/15/30(a)	65	60,654
4.35%, 06/01/29	55	55,149
5.00%, 01/15/35	360	360,537
5.25%, 04/05/34	300	306,692
5.38%, 11/15/54(a)	110	106,510
Honeywell International Inc.
1.10%, 03/01/27	490	463,680
1.75%, 09/01/31	835	702,823
1.95%, 06/01/30	536	475,004
2.50%, 11/01/26	844	822,970
2.70%, 08/15/29	430	401,941
2.80%, 06/01/50	329	204,604
4.25%, 01/15/29	290	289,845
4.50%, 01/15/34	515	498,153
4.65%, 07/30/27	575	581,337
4.70%, 02/01/30	400	404,608
4.75%, 02/01/32	385	385,537
4.88%, 09/01/29	345	352,311
4.95%, 02/15/28	218	222,767
4.95%, 09/01/31	450	458,526
5.00%, 02/15/33	563	564,751
Security	Par (000)	Value
Electronics (continued)
5.00%, 03/01/35	$785	$780,589
5.25%, 03/01/54	955	893,692
5.35%, 03/01/64	365	336,733
Tyco Electronics Group SA, 2.50%, 02/04/32	330	286,903
		10,532,644
Environmental Control — 0.6%
Republic Services Inc.
1.45%, 02/15/31	1,000	841,317
5.00%, 04/01/34	1,000	1,004,070
Waste Connections Inc.
3.05%, 04/01/50	500	325,582
4.20%, 01/15/33	800	764,968
Waste Management Inc.
1.15%, 03/15/28	140	129,152
1.50%, 03/15/31(a)	742	631,092
2.50%, 11/15/50	80	46,350
3.15%, 11/15/27	200	195,533
4.15%, 04/15/32	485	469,915
4.15%, 07/15/49	440	356,613
4.50%, 03/15/28	640	647,998
4.63%, 02/15/30	290	294,127
4.63%, 02/15/33(a)	280	278,464
4.65%, 03/15/30	335	339,893
4.80%, 03/15/32	320	322,133
4.88%, 02/15/29(a)	355	363,219
4.88%, 02/15/34	655	657,877
4.95%, 07/03/27	560	570,240
4.95%, 07/03/31	455	465,569
4.95%, 03/15/35	875	871,709
5.35%, 10/15/54(a)	550	529,191
		10,105,012
Food — 0.2%
Hershey Co. (The)
2.30%, 08/15/26	375	367,071
4.55%, 02/24/28(a)	100	101,767
4.75%, 02/24/30	270	276,193
4.95%, 02/24/32	255	258,935
5.10%, 02/24/35	350	353,248
Hormel Foods Corp.
1.70%, 06/03/28	385	358,439
1.80%, 06/11/30	466	411,877
3.05%, 06/03/51	365	235,477
4.80%, 03/30/27	270	273,158
		2,636,165
Forest Products & Paper — 0.0%
Georgia-Pacific LLC, 7.75%, 11/15/29	381	432,594
Gas — 0.5%
Atmos Energy Corp.
1.50%, 01/15/31	332	281,734
2.63%, 09/15/29	325	302,969
2.85%, 02/15/52	335	204,629
3.00%, 06/15/27	172	168,112
3.38%, 09/15/49	358	246,528
4.13%, 10/15/44	444	365,601
4.15%, 01/15/43(a)	285	237,401
4.30%, 10/01/48	315	257,228
5.00%, 12/15/54	325	290,399
5.75%, 10/15/52	205	204,066
5.90%, 11/15/33	340	361,188
Schedule of Investments
50

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
6.20%, 11/15/53(a)	$240	$254,353
CenterPoint Energy Resources Corp.
1.75%, 10/01/30	475	411,146
4.40%, 07/01/32	520	501,394
5.25%, 03/01/28(a)	510	523,291
5.40%, 03/01/33	155	158,588
ONE Gas Inc.
4.66%, 02/01/44	265	232,924
5.10%, 04/01/29	160	164,141
Southern California Gas Co.
2.95%, 04/15/27	435	423,879
5.05%, 09/01/34(a)	340	336,532
5.20%, 06/01/33	450	449,262
5.60%, 04/01/54(a)	247	235,597
5.75%, 06/01/53	265	255,596
6.35%, 11/15/52	320	335,058
Series TT, 2.60%, 06/15/26	354	346,538
Series VV, 4.30%, 01/15/49	247	194,979
Series XX, 2.55%, 02/01/30(a)	229	209,805
		7,952,938
Hand & Machine Tools — 0.0%
Snap-on Inc., 3.10%, 05/01/50	343	222,657
Health Care - Products — 1.0%
Abbott Laboratories
1.15%, 01/30/28(a)	314	293,477
1.40%, 06/30/30(a)	328	287,578
3.75%, 11/30/26	927	925,403
4.75%, 11/30/36	692	683,481
4.75%, 04/15/43	278	260,265
4.90%, 11/30/46	1,671	1,561,920
5.30%, 05/27/40	377	382,158
6.00%, 04/01/39(a)	325	354,585
6.15%, 11/30/37	410	452,233
Boston Scientific Corp.
2.65%, 06/01/30	135	124,071
4.70%, 03/01/49(a)	25	22,013
Danaher Corp.
2.60%, 10/01/50	610	361,472
2.80%, 12/10/51	495	302,891
4.38%, 09/15/45	355	303,823
DH Europe Finance II SARL
2.60%, 11/15/29	400	371,233
3.25%, 11/15/39	485	382,414
3.40%, 11/15/49	355	248,403
Medtronic Global Holdings SCA
4.25%, 03/30/28(a)	540	542,751
4.50%, 03/30/33	550	538,671
Medtronic Inc.
4.38%, 03/15/35	1,112	1,065,613
4.63%, 03/15/45	962	852,770
Thermo Fisher Scientific Inc.
1.75%, 10/15/28	510	470,224
2.00%, 10/15/31(a)	570	491,738
2.60%, 10/01/29	205	191,067
2.80%, 10/15/41	631	444,496
4.10%, 08/15/47(a)	430	344,599
4.80%, 11/21/27	235	238,779
4.95%, 08/10/26	420	423,490
4.95%, 11/21/32(a)	460	465,811
4.98%, 08/10/30	370	379,605
Security	Par (000)	Value
Health Care - Products (continued)
5.00%, 12/05/26	$505	$510,897
5.00%, 01/31/29(a)	625	642,616
5.09%, 08/10/33(a)	405	409,571
5.20%, 01/31/34(a)	320	325,817
5.40%, 08/10/43	350	343,786
		15,999,721
Health Care - Services — 2.7%
Ascension Health
3.95%, 11/15/46	662	525,068
Series B, 2.53%, 11/15/29	367	338,728
Series B, 3.11%, 11/15/39	460	360,885
Baptist Healthcare System Obligated Group, Series 20B, 3.54%, 08/15/50	40	27,465
BayCare Health System Inc., Series 2020, 3.83%, 11/15/50	244	185,435
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	540	336,939
Children's Hospital of Philadelphia (The), Series 2020, 2.70%, 07/01/50	230	140,297
CommonSpirit Health
2.78%, 10/01/30	215	194,273
3.35%, 10/01/29	400	378,728
3.82%, 10/01/49	262	188,795
3.91%, 10/01/50	240	172,478
4.19%, 10/01/49(a)	400	302,615
4.35%, 11/01/42(a)	350	287,446
5.21%, 12/01/31	350	354,678
5.32%, 12/01/34	250	246,883
6.07%, 11/01/27	175	181,325
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49	240	164,861
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47	220	171,123
Hackensack Meridian Health Inc.
Series 2020, 2.68%, 09/01/41	285	194,502
Series 2020, 2.88%, 09/01/50	325	202,096
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(a)	230	171,016
Johns Hopkins Health System Corp. (The), 3.84%, 05/15/46	436	340,697
Kaiser Foundation Hospitals
3.15%, 05/01/27	307	301,550
4.15%, 05/01/47	742	599,269
4.88%, 04/01/42	310	282,892
Series 2019, 3.27%, 11/01/49	480	328,042
Series 2021, 2.81%, 06/01/41	585	411,259
Series 2021, 3.00%, 06/01/51	885	563,690
Mass General Brigham Inc., Series 2020, 3.34%, 07/01/60	294	190,531
Mayo Clinic, Series 2021, 3.20%, 11/15/61	235	149,115
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 07/01/55(a)	155	124,852
Methodist Hospital (The), Series 20A, 2.71%, 12/01/50	380	229,732
New York and Presbyterian Hospital (The)
4.02%, 08/01/45(a)	266	215,459
Series 2019, 3.95%	105	71,445
Northwell Healthcare Inc.
3.98%, 11/01/46	260	196,926
4.26%, 11/01/47	463	359,787
Novant Health Inc., 3.17%, 11/01/51	276	180,799
51
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Providence St. Joseph Health Obligated Group
5.40%, 10/01/33	$260	$261,694
Series 19A, 2.53%, 10/01/29	306	280,099
Series 21A, 2.70%, 10/01/51(a)	420	236,127
SSM Health Care Corp., Series A, 3.82%, 06/01/27	90	89,189
Stanford Health Care, Series 2018, 3.80%, 11/15/48	365	275,522
Sutter Health
Series 20A, 2.29%, 08/15/30	225	199,166
Series 20A, 3.36%, 08/15/50	89	60,819
Toledo Hospital (The), 5.75%, 11/15/38(a)	176	174,842
UnitedHealth Group Inc.
3.70%, 05/15/27	295	292,790
1.15%, 05/15/26(a)	610	590,801
2.00%, 05/15/30	670	595,492
2.30%, 05/15/31	902	793,359
2.75%, 05/15/40	437	311,383
2.88%, 08/15/29	435	411,343
2.90%, 05/15/50	715	441,830
2.95%, 10/15/27	481	468,505
3.05%, 05/15/41	875	633,760
3.13%, 05/15/60	510	301,462
3.25%, 05/15/51	1,057	695,811
3.38%, 04/15/27	225	222,201
3.45%, 01/15/27	291	288,534
3.50%, 08/15/39	730	585,146
3.70%, 08/15/49	642	462,640
3.75%, 10/15/47	49	36,169
3.85%, 06/15/28	527	522,761
3.88%, 12/15/28	459	453,633
3.88%, 08/15/59	620	432,244
3.95%, 10/15/42	328	264,498
4.00%, 05/15/29	565	558,605
4.20%, 05/15/32	730	701,896
4.20%, 01/15/47	342	271,783
4.25%, 01/15/29	605	604,980
4.25%, 03/15/43	420	349,723
4.25%, 04/15/47	358	285,880
4.25%, 06/15/48	660	526,718
4.38%, 03/15/42(a)	365	312,384
4.45%, 12/15/48	648	531,963
4.50%, 04/15/33	650	628,231
4.60%, 04/15/27	70	70,757
4.63%, 07/15/35	642	618,209
4.63%, 11/15/41	264	232,618
4.75%, 07/15/26	160	161,277
4.75%, 07/15/45	1,045	915,024
4.75%, 05/15/52	1,050	885,563
4.80%, 01/15/30	725	737,237
4.90%, 04/15/31(a)	530	539,512
4.95%, 01/15/32(a)	830	837,984
4.95%, 05/15/62	505	426,795
5.00%, 04/15/34	665	659,918
5.05%, 04/15/53	995	880,585
5.15%, 07/15/34	1,055	1,057,980
5.20%, 04/15/63	895	789,199
5.25%, 02/15/28	510	525,206
5.30%, 02/15/30	805	834,696
5.35%, 02/15/33	1,045	1,070,622
5.38%, 04/15/54	940	871,943
Security	Par (000)	Value
Health Care - Services (continued)
5.50%, 07/15/44	$845	$816,804
5.50%, 04/15/64	565	523,296
5.63%, 07/15/54	1,570	1,509,997
5.75%, 07/15/64	855	825,270
5.80%, 03/15/36	270	281,501
5.88%, 02/15/53	905	896,765
6.05%, 02/15/63	790	794,430
6.50%, 06/15/37	257	282,562
6.63%, 11/15/37	414	459,607
6.88%, 02/15/38	555	629,373
UPMC, 5.04%, 05/15/33	330	327,826
		44,288,220
Home Builders — 0.0%
DR Horton Inc.
1.30%, 10/15/26	10	9,572
1.40%, 10/15/27(a)	230	214,218
5.00%, 10/15/34(a)	155	150,453
5.50%, 10/15/35(a)	205	205,491
NVR Inc., 3.00%, 05/15/30	145	133,363
		713,097
Household Products & Wares — 0.1%
Kimberly-Clark Corp.
1.05%, 09/15/27	320	298,548
2.00%, 11/02/31(a)	340	296,997
2.88%, 02/07/50	331	212,073
3.10%, 03/26/30(a)	380	360,095
3.20%, 04/25/29	350	338,480
3.20%, 07/30/46	204	142,013
3.95%, 11/01/28	315	313,728
6.63%, 08/01/37	301	345,021
		2,306,955
Insurance — 2.4%
Aflac Inc.
3.60%, 04/01/30(a)	373	359,322
4.75%, 01/15/49	308	261,383
Alleghany Corp.
3.25%, 08/15/51	305	201,915
3.63%, 05/15/30(a)	260	251,531
Arch Capital Finance LLC, 4.01%, 12/15/26	75	74,394
Arch Capital Group U.S. Inc., 5.14%, 11/01/43	165	150,826
AXA SA, 8.60%, 12/15/30	165	193,717
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30(a)	572	499,062
1.85%, 03/12/30(a)	410	371,380
2.30%, 03/15/27	85	82,702
2.50%, 01/15/51	460	271,206
2.85%, 10/15/50	955	607,766
2.88%, 03/15/32(a)	715	655,140
3.85%, 03/15/52(a)	1,385	1,055,346
4.20%, 08/15/48	1,241	1,028,954
4.25%, 01/15/49	922	769,862
4.30%, 05/15/43	253	222,130
4.40%, 05/15/42	315	290,788
5.75%, 01/15/40	317	340,173
Berkshire Hathaway Inc., 4.50%, 02/11/43(a)	512	472,635
Chubb Corp. (The)
6.00%, 05/11/37	543	579,984
Series 1, 6.50%, 05/15/38	305	337,821
Chubb INA Holdings LLC
1.38%, 09/15/30	525	452,068
Schedule of Investments
52

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
2.85%, 12/15/51	$235	$148,095
3.05%, 12/15/61	565	340,641
4.35%, 11/03/45	730	620,865
4.65%, 08/15/29(a)	495	503,201
5.00%, 03/15/34	760	761,674
Loews Corp.
3.20%, 05/15/30	243	227,749
4.13%, 05/15/43	261	219,058
Manulife Financial Corp.
2.48%, 05/19/27	40	38,706
3.70%, 03/16/32(a)	545	507,692
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(b)	160	157,355
5.38%, 03/04/46	377	360,131
Marsh & McLennan Companies Inc.
2.25%, 11/15/30	530	471,418
4.20%, 03/01/48	460	371,360
4.35%, 01/30/47	538	447,779
4.38%, 03/15/29	759	760,621
4.55%, 11/08/27	430	434,568
4.65%, 03/15/30	595	600,201
4.75%, 03/15/39	294	276,478
4.85%, 11/15/31	470	474,530
4.90%, 03/15/49	568	505,447
5.00%, 03/15/35	1,075	1,065,932
5.15%, 03/15/34(a)	165	167,091
5.35%, 11/15/44	220	211,931
5.40%, 09/15/33	335	344,687
5.40%, 03/15/55	760	720,972
5.45%, 03/15/53	235	223,748
5.45%, 03/15/54	155	147,818
5.70%, 09/15/53	515	509,651
5.75%, 11/01/32	120	127,119
6.25%, 11/01/52	310	328,893
MetLife Inc.
4.05%, 03/01/45	479	384,096
4.13%, 08/13/42	450	372,817
4.55%, 03/23/30(a)	595	600,737
4.60%, 05/13/46	420	364,877
4.88%, 11/13/43	540	486,947
5.00%, 07/15/52	560	502,852
5.25%, 01/15/54	550	512,638
5.30%, 12/15/34(a)	405	411,463
5.38%, 07/15/33	555	572,064
5.70%, 06/15/35(a)	531	556,039
5.88%, 02/06/41	290	296,824
6.38%, 06/15/34	404	439,565
6.50%, 12/15/32(a)	256	283,256
PartnerRe Finance B LLC, 3.70%, 07/02/29	360	348,358
Principal Financial Group Inc.
2.13%, 06/15/30	431	380,296
3.70%, 05/15/29	450	435,719
6.05%, 10/15/36	290	309,083
Progressive Corp. (The)
2.45%, 01/15/27	166	161,459
2.50%, 03/15/27	155	150,307
3.00%, 03/15/32	305	273,407
3.20%, 03/26/30	469	445,096
3.70%, 03/15/52	345	253,723
3.95%, 03/26/50	248	191,664
4.00%, 03/01/29	190	188,517
Security	Par (000)	Value
Insurance (continued)
4.13%, 04/15/47	$278	$223,678
4.20%, 03/15/48	425	347,504
4.95%, 06/15/33	290	292,532
Prudential Financial Inc.
2.10%, 03/10/30(a)	257	231,486
3.00%, 03/10/40	291	217,133
3.70%, 03/13/51(a)	672	486,834
3.91%, 12/07/47	548	419,085
3.94%, 12/07/49	573	430,640
4.35%, 02/25/50	483	393,525
4.60%, 05/15/44	378	326,119
5.20%, 03/14/35	490	491,052
5.70%, 12/14/36	245	255,065
Prudential Funding Asia PLC, 3.13%, 04/14/30(a)	635	597,569
RenaissanceRe Holdings Ltd.
5.75%, 06/05/33	425	434,366
5.80%, 04/01/35(a)	200	205,482
Travelers Companies Inc. (The)
2.55%, 04/27/50	265	157,103
3.05%, 06/08/51	375	244,508
3.75%, 05/15/46	443	342,481
4.00%, 05/30/47	280	222,839
4.05%, 03/07/48	304	243,148
4.10%, 03/04/49	230	183,995
4.60%, 08/01/43	265	231,934
5.35%, 11/01/40	450	448,225
5.45%, 05/25/53	400	392,396
6.25%, 06/15/37	374	408,937
Travelers Property Casualty Corp., 6.38%, 03/15/33	343	379,712
		39,134,668
Internet — 3.1%
Alibaba Group Holding Ltd.
2.13%, 02/09/31(a)	910	797,973
2.70%, 02/09/41	655	445,842
3.15%, 02/09/51	850	539,325
3.25%, 02/09/61	485	291,800
3.40%, 12/06/27(a)	1,400	1,366,226
4.00%, 12/06/37	380	327,633
4.20%, 12/06/47(a)	930	730,121
4.40%, 12/06/57(a)	560	435,114
4.50%, 11/28/34	355	336,836
4.88%, 05/26/30(c)	65	66,027
5.25%, 05/26/35(c)	330	328,536
5.63%, 11/26/54(c)	270	256,087
Alphabet Inc.
0.80%, 08/15/27(a)	50	46,842
1.10%, 08/15/30(a)	1,177	1,015,578
2.00%, 08/15/26	1,202	1,175,006
2.05%, 08/15/50	1,407	786,214
2.25%, 08/15/60(a)	895	485,010
4.00%, 05/15/30	485	484,666
4.50%, 05/15/35	725	714,772
5.25%, 05/15/55	300	296,115
5.30%, 05/15/65	330	324,609
Amazon.com Inc.
1.20%, 06/03/27	677	640,163
1.50%, 06/03/30	1,051	923,294
1.65%, 05/12/28	1,057	988,949
2.10%, 05/12/31	1,572	1,391,084
2.50%, 06/03/50(a)	1,526	906,977
53
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
2.70%, 06/03/60	$1,121	$640,366
2.88%, 05/12/41	1,047	772,798
3.10%, 05/12/51(a)	1,695	1,142,634
3.15%, 08/22/27	1,832	1,800,893
3.25%, 05/12/61	805	523,133
3.30%, 04/13/27	1,025	1,014,151
3.45%, 04/13/29	780	766,344
3.60%, 04/13/32	1,495	1,418,273
3.88%, 08/22/37	1,414	1,273,986
3.95%, 04/13/52	1,280	1,008,215
4.05%, 08/22/47	1,582	1,305,004
4.10%, 04/13/62	525	408,210
4.25%, 08/22/57	1,237	1,001,772
4.55%, 12/01/27	1,075	1,091,717
4.65%, 12/01/29	755	774,874
4.70%, 12/01/32	1,080	1,094,828
4.80%, 12/05/34	564	572,291
4.95%, 12/05/44	824	791,430
Baidu Inc.
2.38%, 08/23/31	220	194,189
3.63%, 07/06/27	215	212,104
4.38%, 03/29/28	35	35,061
Booking Holdings Inc.
3.55%, 03/15/28	295	290,561
3.60%, 06/01/26	617	612,611
4.63%, 04/13/30	838	845,453
Meta Platforms Inc.
3.50%, 08/15/27(a)	1,555	1,543,410
3.85%, 08/15/32	1,590	1,516,936
4.30%, 08/15/29	530	534,503
4.45%, 08/15/52	1,420	1,182,606
4.55%, 08/15/31(a)	620	628,371
4.60%, 05/15/28	695	709,059
4.65%, 08/15/62	700	585,628
4.75%, 08/15/34	1,265	1,260,310
4.80%, 05/15/30	495	509,908
4.95%, 05/15/33	875	891,370
5.40%, 08/15/54	1,725	1,662,531
5.55%, 08/15/64	1,393	1,340,924
5.60%, 05/15/53	1,295	1,279,679
5.75%, 05/15/63	880	877,345
Tencent Music Entertainment Group, 2.00%, 09/03/30	365	320,312
		50,534,589
Iron & Steel — 0.1%
Nucor Corp.
2.70%, 06/01/30	320	292,730
3.13%, 04/01/32	200	179,311
3.85%, 04/01/52(a)	330	244,047
3.95%, 05/01/28	275	272,217
4.30%, 05/23/27	390	390,937
4.65%, 06/01/30	315	314,823
5.10%, 06/01/35(a)	250	245,436
6.40%, 12/01/37(a)	115	125,041
		2,064,542
Machinery — 1.5%
ABB Finance USA Inc., 4.38%, 05/08/42	375	327,305
Caterpillar Financial Services Corp.
1.10%, 09/14/27	514	480,077
1.15%, 09/14/26	285	274,106
Security	Par (000)	Value
Machinery (continued)
1.70%, 01/08/27	$295	$283,918
3.60%, 08/12/27	390	386,326
4.35%, 05/15/26	600	600,890
4.38%, 08/16/29(a)	375	376,987
4.40%, 10/15/27	360	362,965
4.45%, 10/16/26	415	417,979
4.50%, 01/08/27(a)	280	282,154
4.60%, 11/15/27	400	405,398
4.70%, 11/15/29	280	285,156
4.85%, 02/27/29	285	291,290
5.00%, 05/14/27	340	346,744
Caterpillar Inc.
1.90%, 03/12/31(a)	200	175,444
2.60%, 09/19/29	296	277,986
2.60%, 04/09/30	331	306,793
3.25%, 09/19/49	535	370,951
3.25%, 04/09/50	644	444,147
3.80%, 08/15/42	912	742,820
4.75%, 05/15/64	377	319,677
5.20%, 05/27/41	364	357,116
Deere & Co.
2.88%, 09/07/49(a)	165	107,988
3.10%, 04/15/30	498	470,335
3.75%, 04/15/50	529	407,006
3.90%, 06/09/42(a)	646	545,389
5.38%, 10/16/29(a)	311	326,966
5.45%, 01/16/35	485	500,979
5.70%, 01/19/55	390	401,185
John Deere Capital Corp.
1.05%, 06/17/26	465	449,527
1.45%, 01/15/31(a)	545	466,442
1.50%, 03/06/28	265	247,166
1.70%, 01/11/27	315	303,141
1.75%, 03/09/27	320	307,148
2.00%, 06/17/31	340	296,144
2.35%, 03/08/27	250	242,513
2.45%, 01/09/30	340	313,815
2.65%, 06/10/26	420	413,549
2.80%, 09/08/27	493	479,014
2.80%, 07/18/29(a)	280	265,274
3.35%, 04/18/29	178	172,735
3.45%, 03/07/29	306	297,876
3.90%, 06/07/32(a)	420	399,845
4.15%, 09/15/27	530	531,638
4.20%, 07/15/27(a)	375	376,856
4.35%, 09/15/32	190	185,881
4.40%, 09/08/31	755	753,877
4.50%, 01/08/27	300	302,505
4.50%, 01/16/29	290	293,169
4.65%, 01/07/28	210	213,750
4.70%, 06/10/30	420	427,030
4.75%, 06/08/26	375	377,446
4.75%, 01/20/28(a)	585	595,965
4.85%, 03/05/27	175	177,804
4.85%, 06/11/29	850	871,937
4.90%, 06/11/27	385	391,775
4.90%, 03/03/28	65	66,540
4.90%, 03/07/31	280	286,185
4.95%, 07/14/28	705	723,211
5.10%, 04/11/34	645	652,513
5.15%, 09/08/26	375	380,448
Schedule of Investments
54

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
5.15%, 09/08/33(a)	$415	$423,814
Series 1, 5.05%, 06/12/34(a)	380	382,689
Rockwell Automation Inc., 4.20%, 03/01/49(a)	335	271,693
		24,216,992
Manufacturing — 0.6%
3M Co.
2.25%, 09/19/26	295	286,795
2.38%, 08/26/29(a)	540	497,309
2.88%, 10/15/27(a)	455	440,352
3.05%, 04/15/30	405	376,745
3.13%, 09/19/46	65	43,751
3.25%, 08/26/49	450	302,572
3.38%, 03/01/29(a)	345	332,423
3.63%, 09/14/28	305	298,400
3.63%, 10/15/47	490	359,008
3.70%, 04/15/50(a)	250	180,824
4.00%, 09/14/48	445	345,683
4.80%, 03/15/30	320	322,795
5.15%, 03/15/35	325	322,812
5.70%, 03/15/37(a)	510	526,145
Eaton Corp.
3.10%, 09/15/27	370	362,079
4.00%, 11/02/32	335	319,147
4.15%, 03/15/33	710	681,671
4.15%, 11/02/42	495	419,277
4.35%, 05/18/28(a)	125	126,171
4.70%, 08/23/52(a)	430	377,061
Illinois Tool Works Inc.
2.65%, 11/15/26(a)	600	587,880
3.90%, 09/01/42	630	514,377
4.88%, 09/15/41	405	379,713
Parker-Hannifin Corp.
3.25%, 03/01/27	20	19,688
3.25%, 06/14/29(a)	520	498,154
4.10%, 03/01/47	300	239,101
4.20%, 11/21/34	300	283,504
4.25%, 09/15/27	100	100,105
4.45%, 11/21/44	245	210,304
4.50%, 09/15/29	820	824,222
		10,578,068
Media — 2.8%
Comcast Corp.
1.50%, 02/15/31	985	832,367
1.95%, 01/15/31	770	668,377
2.35%, 01/15/27	1,139	1,106,416
2.45%, 08/15/52	746	401,341
2.65%, 02/01/30	790	731,459
2.65%, 08/15/62	650	337,410
2.80%, 01/15/51	1,076	637,151
2.89%, 11/01/51	2,470	1,486,619
2.94%, 11/01/56	3,038	1,767,649
2.99%, 11/01/63	1,962	1,101,169
3.15%, 02/15/28	950	925,212
3.20%, 07/15/36	773	639,576
3.25%, 11/01/39	940	727,473
3.30%, 02/01/27	1,127	1,112,047
3.30%, 04/01/27	679	669,051
3.40%, 04/01/30	629	600,303
3.40%, 07/15/46	282	198,798
3.45%, 02/01/50	813	551,326
Security	Par (000)	Value
Media (continued)
3.55%, 05/01/28	$620	$609,117
3.75%, 04/01/40	874	715,611
3.90%, 03/01/38	656	562,254
3.97%, 11/01/47	1,007	764,113
4.00%, 08/15/47	391	298,097
4.00%, 03/01/48	454	344,992
4.00%, 11/01/49	1,010	758,039
4.05%, 11/01/52	593	443,201
4.15%, 10/15/28	2,093	2,088,275
4.20%, 08/15/34(a)	508	476,112
4.25%, 10/15/30	839	829,890
4.25%, 01/15/33	935	894,074
4.40%, 08/15/35	388	365,010
4.55%, 01/15/29	560	565,740
4.60%, 10/15/38	571	523,465
4.60%, 08/15/45	297	252,264
4.65%, 02/15/33	645	633,749
4.65%, 07/15/42	369	322,455
4.70%, 10/15/48	848	719,002
4.80%, 05/15/33	635	626,106
4.95%, 10/15/58	538	453,221
5.10%, 06/01/29	365	376,399
5.30%, 06/01/34	625	635,113
5.35%, 11/15/27	550	566,699
5.35%, 05/15/53	910	834,862
5.50%, 11/15/32	495	514,463
5.50%, 05/15/64(a)	570	525,127
5.65%, 06/15/35	471	488,651
5.65%, 06/01/54(a)	580	557,867
6.45%, 03/15/37	430	468,923
6.50%, 11/15/35	450	498,186
7.05%, 03/15/33	400	452,077
NBCUniversal Media LLC, 4.45%, 01/15/43	366	310,945
TWDC Enterprises 18 Corp.
2.95%, 06/15/27	551	539,552
3.00%, 07/30/46	204	136,078
3.70%, 12/01/42	350	274,606
4.13%, 06/01/44	592	485,333
Series B, 7.00%, 03/01/32(a)	165	186,907
Series E, 4.13%, 12/01/41	341	285,672
Walt Disney Co. (The)
2.00%, 09/01/29	878	802,170
2.20%, 01/13/28(a)	525	501,654
2.65%, 01/13/31(a)	1,345	1,228,514
2.75%, 09/01/49	927	576,851
3.50%, 05/13/40	1,038	841,013
3.60%, 01/13/51(a)	1,261	915,643
3.70%, 03/23/27	155	154,310
3.80%, 03/22/30	669	654,675
3.80%, 05/13/60	522	374,563
4.63%, 03/23/40(a)	572	535,120
4.70%, 03/23/50(a)	981	860,755
4.75%, 09/15/44	375	334,342
5.40%, 10/01/43	306	301,602
6.15%, 02/15/41	265	279,034
6.20%, 12/15/34(a)	417	459,865
6.40%, 12/15/35	785	872,418
6.65%, 11/15/37	683	770,340
		46,338,860
Metal Fabricate & Hardware — 0.0%
Precision Castparts Corp., 3.90%, 01/15/43	185	148,823
55
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining — 0.8%
BHP Billiton Finance USA Ltd.
4.13%, 02/24/42	$500	$416,671
4.75%, 02/28/28	630	640,844
4.90%, 02/28/33	375	371,648
5.00%, 02/21/30	540	551,047
5.00%, 09/30/43	1,201	1,111,711
5.10%, 09/08/28	350	358,935
5.13%, 02/21/32	400	404,774
5.25%, 09/08/26	710	719,538
5.25%, 09/08/30	480	495,899
5.25%, 09/08/33	725	733,927
5.30%, 02/21/35	565	568,344
5.50%, 09/08/53(a)	500	482,407
Rio Tinto Alcan Inc., 6.13%, 12/15/33	420	450,750
Rio Tinto Finance USA Ltd.
2.75%, 11/02/51	470	278,235
5.20%, 11/02/40	582	564,613
7.13%, 07/15/28	421	455,714
Rio Tinto Finance USA PLC
4.13%, 08/21/42	391	324,068
4.38%, 03/12/27(a)	230	231,223
4.50%, 03/14/28	385	387,707
4.75%, 03/22/42	325	291,556
4.88%, 03/14/30	750	761,690
5.00%, 03/14/32	365	367,733
5.00%, 03/09/33(a)	240	241,549
5.13%, 03/09/53	545	494,260
5.25%, 03/14/35(a)	675	677,393
5.75%, 03/14/55	940	928,175
5.88%, 03/14/65	565	558,372
		13,868,783
Oil & Gas — 3.4%
BP Capital Markets America Inc.
1.75%, 08/10/30	770	669,188
2.72%, 01/12/32	985	865,803
2.77%, 11/10/50	830	496,419
2.94%, 06/04/51	1,287	791,108
3.00%, 02/24/50(a)	602	376,746
3.00%, 03/17/52(a)	655	402,484
3.02%, 01/16/27	329	322,411
3.06%, 06/17/41	825	593,981
3.12%, 05/04/26	595	587,738
3.38%, 02/08/61	1,018	638,315
3.54%, 04/06/27	155	153,304
3.59%, 04/14/27	261	257,974
3.63%, 04/06/30	657	630,966
3.94%, 09/21/28	575	568,470
4.23%, 11/06/28	983	979,679
4.70%, 04/10/29	600	607,137
4.81%, 02/13/33	1,165	1,143,010
4.87%, 11/25/29	375	381,734
4.89%, 09/11/33(a)	885	869,423
4.97%, 10/17/29	430	439,375
4.99%, 04/10/34(a)	480	472,041
5.02%, 11/17/27	1,120	1,141,446
5.23%, 11/17/34	890	890,265
BP Capital Markets PLC
3.28%, 09/19/27	1,049	1,026,409
3.72%, 11/28/28	209	204,762
Chevron Corp.
2.00%, 05/11/27	658	633,122
Security	Par (000)	Value
Oil & Gas (continued)
2.24%, 05/11/30	$999	$904,291
3.08%, 05/11/50(a)	387	255,395
Chevron USA Inc.
1.02%, 08/12/27	408	382,114
2.34%, 08/12/50	497	278,546
3.85%, 01/15/28	935	935,197
4.41%, 02/26/27	200	201,790
4.48%, 02/26/28	400	405,009
4.69%, 04/15/30	425	432,555
4.82%, 04/15/32	435	439,293
4.98%, 04/15/35	370	370,619
ConocoPhillips Co.
3.76%, 03/15/42	349	271,442
3.80%, 03/15/52	538	384,240
4.03%, 03/15/62	905	632,510
4.30%, 11/15/44	448	362,971
4.70%, 01/15/30	925	932,825
4.85%, 01/15/32(a)	435	435,570
5.00%, 01/15/35	820	806,113
5.05%, 09/15/33(a)	850	848,960
5.30%, 05/15/53(a)	365	328,973
5.50%, 01/15/55(a)	610	565,710
5.55%, 03/15/54(a)	455	425,312
5.65%, 01/15/65	375	345,086
5.70%, 09/15/63	355	331,009
5.90%, 10/15/32	336	358,331
6.50%, 02/01/39	830	907,052
6.95%, 04/15/29	173	189,160
EOG Resources Inc.
3.90%, 04/01/35	249	225,987
4.38%, 04/15/30	582	578,938
4.95%, 04/15/50(a)	820	713,680
5.65%, 12/01/54(a)	175	166,401
Exxon Mobil Corp.
2.28%, 08/16/26	478	467,551
2.44%, 08/16/29	859	807,640
2.61%, 10/15/30	1,022	938,651
3.00%, 08/16/39	457	351,204
3.10%, 08/16/49	680	450,678
3.29%, 03/19/27(a)	369	365,184
3.45%, 04/15/51	1,408	985,013
3.48%, 03/19/30	1,026	997,175
3.57%, 03/06/45	505	380,199
4.11%, 03/01/46	1,359	1,102,903
4.23%, 03/19/40	1,102	974,913
4.33%, 03/19/50	1,289	1,055,397
Shell Finance U.S. Inc.
2.38%, 11/07/29	467	432,383
2.75%, 04/06/30	782	726,457
3.25%, 04/06/50	918	618,332
3.75%, 09/12/46	573	433,519
4.00%, 05/10/46	931	735,762
4.13%, 05/11/35(a)	683	637,665
4.38%, 05/11/45	1,227	1,027,181
4.55%, 08/12/43	553	479,849
Shell International Finance BV
2.50%, 09/12/26(a)	444	434,687
2.88%, 05/10/26	1,003	989,966
2.88%, 11/26/41	280	197,833
3.00%, 11/26/51	433	273,995
3.13%, 11/07/49	707	463,608
Schedule of Investments
56

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
3.63%, 08/21/42	$318	$244,614
3.88%, 11/13/28	689	684,939
4.38%, 05/11/45	95	79,222
5.50%, 03/25/40	623	622,928
6.38%, 12/15/38	1,305	1,433,845
TotalEnergies Capital International SA
2.83%, 01/10/30	769	723,682
2.99%, 06/29/41	392	281,253
3.13%, 05/29/50	1,291	841,626
3.39%, 06/29/60	368	235,416
3.46%, 02/19/29	515	502,793
3.46%, 07/12/49	516	361,066
TotalEnergies Capital SA
3.88%, 10/11/28	543	539,618
4.72%, 09/10/34	410	401,823
5.15%, 04/05/34	708	714,191
5.28%, 09/10/54	540	494,566
5.43%, 09/10/64	615	561,675
5.49%, 04/05/54(a)	858	808,736
5.64%, 04/05/64(a)	678	639,025
		57,057,152
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC, 5.13%, 09/15/40	619	583,520
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	125	120,506
3.14%, 11/07/29	303	286,323
3.34%, 12/15/27	927	908,115
4.08%, 12/15/47	713	534,476
4.49%, 05/01/30	303	300,203
		2,733,143
Pharmaceuticals — 7.9%
AbbVie Inc.
2.95%, 11/21/26	2,089	2,053,400
3.20%, 11/21/29	2,710	2,582,642
4.05%, 11/21/39	2,030	1,760,084
4.25%, 11/14/28(a)	905	909,593
4.25%, 11/21/49	2,715	2,203,785
4.30%, 05/14/36(a)	465	432,649
4.40%, 11/06/42	1,400	1,217,997
4.45%, 05/14/46	1,055	898,623
4.50%, 05/14/35	1,330	1,274,141
4.55%, 03/15/35	845	813,134
4.65%, 03/15/28	630	639,288
4.70%, 05/14/45	1,275	1,127,385
4.75%, 03/15/45	320	285,636
4.80%, 03/15/27	1,245	1,261,146
4.80%, 03/15/29	1,345	1,371,324
4.85%, 06/15/44	570	518,070
4.88%, 03/15/30	580	592,908
4.88%, 11/14/48	975	876,987
4.95%, 03/15/31	1,065	1,090,100
5.05%, 03/15/34	1,665	1,676,576
5.20%, 03/15/35	515	521,867
5.35%, 03/15/44	410	397,024
5.40%, 03/15/54	1,545	1,480,797
5.50%, 03/15/64	860	822,217
5.60%, 03/15/55	385	381,195
Astrazeneca Finance LLC
1.20%, 05/28/26	730	707,558
Security	Par (000)	Value
Pharmaceuticals (continued)
1.75%, 05/28/28	$790	$736,841
2.25%, 05/28/31(a)	630	558,647
4.80%, 02/26/27	685	693,932
4.85%, 02/26/29	575	587,350
4.88%, 03/03/28	465	475,527
4.88%, 03/03/33(a)	240	242,483
4.90%, 03/03/30(a)	220	225,970
4.90%, 02/26/31	525	538,686
5.00%, 02/26/34	885	893,461
AstraZeneca PLC
1.38%, 08/06/30	640	550,772
2.13%, 08/06/50	260	140,847
3.00%, 05/28/51	305	199,387
3.13%, 06/12/27	340	333,826
4.00%, 01/17/29	880	875,545
4.00%, 09/18/42	450	376,273
4.38%, 11/16/45(a)	590	508,074
4.38%, 08/17/48	410	347,283
6.45%, 09/15/37	1,480	1,651,374
Bristol-Myers Squibb Co.
1.13%, 11/13/27	470	438,307
1.45%, 11/13/30	675	580,469
2.35%, 11/13/40	651	440,168
2.55%, 11/13/50	858	492,234
2.95%, 03/15/32	670	600,895
3.20%, 06/15/26	1,028	1,018,953
3.25%, 02/27/27	310	306,131
3.25%, 08/01/42	195	143,505
3.40%, 07/26/29	1,213	1,173,999
3.45%, 11/15/27	243	240,036
3.55%, 03/15/42	665	516,974
3.70%, 03/15/52	575	413,299
3.90%, 02/20/28	770	767,993
3.90%, 03/15/62	635	447,700
4.13%, 06/15/39	1,035	908,666
4.25%, 10/26/49	1,832	1,464,320
4.35%, 11/15/47	760	624,342
4.55%, 02/20/48	724	614,249
4.63%, 05/15/44	410	358,772
4.90%, 02/22/27(a)	440	447,092
4.90%, 02/22/29	825	845,036
5.00%, 08/15/45	410	376,628
5.10%, 02/22/31	560	577,287
5.20%, 02/22/34	1,360	1,376,877
5.50%, 02/22/44	240	235,278
5.55%, 02/22/54	1,435	1,382,211
5.65%, 02/22/64	850	817,052
5.75%, 02/01/31	725	772,544
5.90%, 11/15/33	460	490,785
6.25%, 11/15/53	680	715,883
6.40%, 11/15/63	655	699,284
Eli Lilly & Co.
2.25%, 05/15/50	694	392,167
2.50%, 09/15/60	295	160,941
3.38%, 03/15/29	541	528,081
3.95%, 03/15/49	440	352,395
4.15%, 08/14/27	410	412,783
4.15%, 03/15/59	433	340,229
4.20%, 08/14/29(a)	515	517,361
4.50%, 02/09/27	610	616,078
4.50%, 02/09/29	555	563,994
57
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
4.55%, 02/12/28	$630	$640,308
4.60%, 08/14/34	540	532,368
4.70%, 02/27/33(a)	660	663,187
4.70%, 02/09/34	875	867,402
4.75%, 02/12/30	370	379,396
4.88%, 02/27/53	755	685,114
4.90%, 02/12/32(a)	410	420,852
4.95%, 02/27/63	400	359,335
5.00%, 02/09/54	775	718,991
5.05%, 08/14/54	735	686,300
5.10%, 02/12/35	610	622,597
5.10%, 02/09/64	820	754,807
5.20%, 08/14/64	370	345,894
5.50%, 02/12/55(a)	405	405,314
5.60%, 02/12/65	490	487,890
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	1,225	1,218,667
4.20%, 03/18/43	284	239,945
4.50%, 04/15/30	260	261,357
4.88%, 04/15/35	225	223,082
5.38%, 04/15/34	316	327,710
6.38%, 05/15/38	1,424	1,568,451
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	605	585,066
Johnson & Johnson
0.95%, 09/01/27	800	749,725
1.30%, 09/01/30(a)	880	764,018
2.10%, 09/01/40	540	368,643
2.25%, 09/01/50	480	276,475
2.45%, 09/01/60	375	206,227
2.90%, 01/15/28	719	701,996
2.95%, 03/03/27	368	362,637
3.40%, 01/15/38	600	513,437
3.50%, 01/15/48(a)	419	318,594
3.55%, 03/01/36	520	465,950
3.63%, 03/03/37	863	766,990
3.70%, 03/01/46	1,023	823,867
3.75%, 03/03/47(a)	638	508,283
4.38%, 12/05/33	340	337,498
4.50%, 03/01/27(a)	450	456,004
4.50%, 09/01/40	297	280,293
4.50%, 12/05/43(a)	320	293,943
4.55%, 03/01/28(a)	400	407,923
4.70%, 03/01/30	505	519,111
4.80%, 06/01/29(a)	550	566,635
4.85%, 03/01/32(a)	610	625,550
4.90%, 06/01/31	630	652,795
4.95%, 05/15/33(a)	408	421,534
4.95%, 06/01/34(a)	545	561,094
5.00%, 03/01/35	520	530,827
5.25%, 06/01/54(a)	425	420,497
5.85%, 07/15/38	441	481,065
5.95%, 08/15/37	501	550,663
McKesson Corp.
1.30%, 08/15/26	335	322,918
4.25%, 09/15/29	175	174,715
5.10%, 07/15/33(a)	355	361,469
Mead Johnson Nutrition Co., 4.60%, 06/01/44	215	185,546
Merck & Co. Inc.
1.45%, 06/24/30	565	490,841
1.70%, 06/10/27	715	683,407
1.90%, 12/10/28(a)	615	571,773
Security	Par (000)	Value
Pharmaceuticals (continued)
2.15%, 12/10/31	$960	$834,713
2.35%, 06/24/40	571	397,567
2.45%, 06/24/50	705	405,543
2.75%, 12/10/51	1,056	642,808
2.90%, 12/10/61	830	477,223
3.40%, 03/07/29	743	723,396
3.60%, 09/15/42	264	206,381
3.70%, 02/10/45(a)	1,065	829,273
3.90%, 03/07/39	600	519,983
4.00%, 03/07/49	826	651,676
4.05%, 05/17/28(a)	310	311,381
4.15%, 05/18/43	683	576,524
4.30%, 05/17/30	465	466,840
4.50%, 05/17/33(a)	980	971,207
4.90%, 05/17/44(a)	420	389,055
5.00%, 05/17/53(a)	645	586,221
5.15%, 05/17/63	520	474,208
6.50%, 12/01/33(a)	283	318,857
Novartis Capital Corp.
2.00%, 02/14/27	770	744,940
2.20%, 08/14/30	675	610,350
2.75%, 08/14/50(a)	639	404,056
3.10%, 05/17/27(a)	530	522,176
3.70%, 09/21/42	338	272,675
3.80%, 09/18/29(a)	405	399,994
4.00%, 09/18/31	460	450,495
4.00%, 11/20/45	500	411,128
4.20%, 09/18/34	565	539,810
4.40%, 05/06/44	1,025	902,209
4.70%, 09/18/54	305	270,575
Pfizer Inc.
1.70%, 05/28/30	545	478,967
1.75%, 08/18/31(a)	545	466,961
2.55%, 05/28/40	554	387,339
2.63%, 04/01/30	550	507,180
2.70%, 05/28/50(a)	213	129,453
2.75%, 06/03/26	866	854,868
3.00%, 12/15/26	847	833,250
3.45%, 03/15/29	871	849,386
3.60%, 09/15/28	365	360,672
3.90%, 03/15/39	598	511,513
4.00%, 12/15/36(a)	465	420,475
4.00%, 03/15/49	664	514,020
4.10%, 09/15/38	272	239,629
4.13%, 12/15/46	664	532,900
4.20%, 09/15/48	550	443,879
4.30%, 06/15/43	349	295,956
4.40%, 05/15/44(a)	554	476,321
7.20%, 03/15/39(a)	1,232	1,439,205
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/28	1,840	1,855,077
4.65%, 05/19/30	1,475	1,494,555
4.75%, 05/19/33	2,560	2,526,432
5.11%, 05/19/43	1,555	1,456,383
5.30%, 05/19/53	3,080	2,850,762
5.34%, 05/19/63	2,145	1,950,251
Pharmacia LLC, 6.60%, 12/01/28	364	391,612
Sanofi SA, 3.63%, 06/19/28	448	443,137
Wyeth LLC
5.95%, 04/01/37	1,021	1,075,592
6.00%, 02/15/36	256	273,272
Schedule of Investments
58

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
6.50%, 02/01/34	$507	$559,128
		131,649,817
Pipelines — 0.7%
Enterprise Products Operating LLC
2.80%, 01/31/30	675	629,253
3.13%, 07/31/29	620	591,558
3.20%, 02/15/52	425	272,756
3.30%, 02/15/53	380	244,269
3.70%, 01/31/51	505	358,007
3.95%, 02/15/27	100	99,586
3.95%, 01/31/60	455	320,383
4.15%, 10/16/28(a)	580	577,638
4.20%, 01/31/50	860	664,032
4.25%, 02/15/48	560	443,080
4.45%, 02/15/43	465	391,691
4.60%, 01/11/27	600	604,219
4.80%, 02/01/49	580	492,745
4.85%, 01/31/34	740	727,204
4.85%, 08/15/42	625	557,119
4.85%, 03/15/44	810	717,204
4.90%, 05/15/46	595	527,232
4.95%, 02/15/35	700	687,325
5.10%, 02/15/45	685	623,584
5.35%, 01/31/33(a)	570	581,519
5.55%, 02/16/55	810	757,977
5.70%, 02/15/42	175	172,194
5.95%, 02/01/41	285	288,566
6.13%, 10/15/39	85	89,464
6.45%, 09/01/40	205	221,676
Series D, 6.88%, 03/01/33	395	437,871
		12,078,152
Private Equity — 0.0%
Brookfield Finance Inc., 5.81%, 03/03/55(a)	175	166,209
Real Estate Investment Trusts — 1.5%
AvalonBay Communities Inc.
2.05%, 01/15/32(a)	330	280,360
2.30%, 03/01/30	370	335,286
2.45%, 01/15/31	241	214,835
Camden Property Trust
2.80%, 05/15/30	407	374,615
3.15%, 07/01/29	330	312,173
5.85%, 11/03/26	255	260,408
ERP Operating LP
1.85%, 08/01/31(a)	340	290,166
2.50%, 02/15/30	335	305,614
2.85%, 11/01/26(a)	300	293,605
3.00%, 07/01/29	381	358,646
3.50%, 03/01/28(a)	256	250,217
4.50%, 07/01/44	362	308,695
4.65%, 09/15/34	345	331,371
Mid-America Apartments LP
3.60%, 06/01/27(a)	290	286,157
3.95%, 03/15/29	270	264,648
Prologis LP
1.25%, 10/15/30	485	411,731
2.13%, 04/15/27	380	365,845
2.13%, 10/15/50	157	81,531
2.25%, 04/15/30	553	498,401
3.00%, 04/15/50	370	235,572
4.63%, 01/15/33(a)	560	549,545
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.75%, 06/15/33	$355	$348,918
4.88%, 06/15/28	275	279,880
5.00%, 03/15/34	405	401,211
5.00%, 01/31/35	205	202,664
5.13%, 01/15/34	475	475,170
5.25%, 06/15/53	574	531,634
5.25%, 03/15/54	420	389,023
Public Storage Operating Co.
1.50%, 11/09/26	290	278,309
1.85%, 05/01/28	407	380,500
1.95%, 11/09/28(a)	370	342,382
2.25%, 11/09/31(a)	350	302,687
2.30%, 05/01/31(a)	319	280,575
3.09%, 09/15/27	372	362,910
3.39%, 05/01/29(a)	174	168,218
5.10%, 08/01/33(a)	320	325,169
5.13%, 01/15/29(a)	340	350,364
5.35%, 08/01/53	445	421,906
Realty Income Corp.
2.85%, 12/15/32	450	387,663
3.00%, 01/15/27	323	315,913
3.10%, 12/15/29	336	314,631
3.25%, 06/15/29	75	71,228
3.25%, 01/15/31(a)	751	694,900
3.40%, 01/15/28(a)	470	458,319
3.65%, 01/15/28	255	250,501
3.95%, 08/15/27	440	436,250
4.13%, 10/15/26	385	383,719
4.65%, 03/15/47	326	275,195
4.85%, 03/15/30(a)	320	323,232
4.88%, 06/01/26	300	301,092
4.90%, 07/15/33(a)	280	274,950
5.13%, 02/15/34(a)	500	496,605
5.13%, 04/15/35	35	34,664
5.38%, 09/01/54	105	98,269
5.63%, 10/13/32	270	278,674
Regency Centers LP, 3.70%, 06/15/30(a)	50	48,019
Simon Property Group LP
1.38%, 01/15/27	247	235,185
1.75%, 02/01/28(a)	495	463,098
2.20%, 02/01/31	247	215,605
2.25%, 01/15/32	315	268,596
2.45%, 09/13/29	520	478,128
2.65%, 07/15/30	522	476,188
2.65%, 02/01/32(a)	400	347,502
3.25%, 11/30/26	429	422,314
3.25%, 09/13/49	605	398,155
3.38%, 06/15/27	500	491,411
3.38%, 12/01/27	495	484,647
3.80%, 07/15/50	338	244,759
4.25%, 11/30/46	245	195,860
4.75%, 09/26/34	520	497,123
4.75%, 03/15/42	296	259,605
5.50%, 03/08/33	155	159,051
5.85%, 03/08/53	370	362,907
6.25%, 01/15/34	280	299,130
6.65%, 01/15/54	295	318,681
6.75%, 02/01/40(a)	416	463,097
		24,975,807
59
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail — 2.4%
Costco Wholesale Corp.
1.38%, 06/20/27	$742	$705,434
1.60%, 04/20/30	992	879,295
1.75%, 04/20/32	480	406,209
3.00%, 05/18/27(a)	288	283,328
Home Depot Inc. (The)
0.90%, 03/15/28	95	87,106
1.38%, 03/15/31	580	487,522
1.50%, 09/15/28	402	370,422
1.88%, 09/15/31	362	309,408
2.13%, 09/15/26	558	544,228
2.38%, 03/15/51	490	274,242
2.50%, 04/15/27	473	459,562
2.70%, 04/15/30	892	827,483
2.75%, 09/15/51	537	325,549
2.80%, 09/14/27	570	554,168
2.88%, 04/15/27	495	484,809
2.95%, 06/15/29	822	782,551
3.13%, 12/15/49	547	363,862
3.25%, 04/15/32	525	480,919
3.30%, 04/15/40	762	602,692
3.35%, 04/15/50	873	604,100
3.50%, 09/15/56	438	301,412
3.63%, 04/15/52	845	608,110
3.90%, 12/06/28	528	525,533
3.90%, 06/15/47	630	490,095
4.20%, 04/01/43	591	497,049
4.25%, 04/01/46	817	676,713
4.40%, 03/15/45	602	512,278
4.50%, 09/15/32	750	746,251
4.50%, 12/06/48	812	687,238
4.75%, 06/25/29	650	663,216
4.85%, 06/25/31	740	755,612
4.88%, 06/25/27	365	371,548
4.88%, 02/15/44	517	471,885
4.90%, 04/15/29	405	415,830
4.95%, 09/30/26	450	455,438
4.95%, 06/25/34	1,015	1,021,174
4.95%, 09/15/52	575	517,312
5.15%, 06/25/26	785	794,604
5.30%, 06/25/54	719	681,804
5.40%, 09/15/40	220	220,256
5.40%, 06/25/64	270	255,720
5.88%, 12/16/36	1,349	1,435,357
5.95%, 04/01/41	450	470,682
Target Corp.
1.95%, 01/15/27(a)	680	658,331
2.35%, 02/15/30	265	242,629
2.95%, 01/15/52(a)	605	378,943
3.38%, 04/15/29(a)	452	438,904
3.63%, 04/15/46	331	245,135
3.90%, 11/15/47	406	312,803
4.00%, 07/01/42	495	413,163
4.40%, 01/15/33	280	272,476
4.50%, 09/15/32(a)	605	596,297
4.50%, 09/15/34	380	364,984
4.80%, 01/15/53(a)	665	583,652
5.00%, 04/15/35	200	198,279
7.00%, 01/15/38	225	257,151
TJX Companies Inc. (The)
1.15%, 05/15/28(a)	192	176,390
Security	Par (000)	Value
Retail (continued)
1.60%, 05/15/31(a)	$95	$81,103
2.25%, 09/15/26	700	683,393
Walmart Inc.
2.50%, 09/22/41	580	405,945
2.65%, 09/22/51	890	551,118
2.95%, 09/24/49	415	278,100
3.05%, 07/08/26	335	331,758
3.25%, 07/08/29	453	441,359
3.70%, 06/26/28	610	608,276
3.90%, 04/15/28(a)	315	315,667
3.95%, 06/28/38	165	150,000
4.00%, 04/15/30(a)	355	355,561
4.05%, 06/29/48	936	769,503
4.10%, 04/28/27	220	221,339
4.10%, 04/15/33	645	629,202
4.15%, 09/09/32(a)	475	468,413
4.35%, 04/28/30	285	288,412
4.50%, 09/09/52	605	526,320
4.50%, 04/15/53(a)	735	640,664
4.90%, 04/28/35	435	440,506
5.25%, 09/01/35	700	730,318
5.63%, 04/01/40	360	383,263
5.63%, 04/15/41	260	272,204
6.20%, 04/15/38	480	534,827
6.50%, 08/15/37	540	615,815
		39,270,209
Semiconductors — 1.8%
Advanced Micro Devices Inc.
3.92%, 06/01/32	140	133,190
4.32%, 03/24/28(a)	410	413,965
4.39%, 06/01/52(a)	345	283,958
Analog Devices Inc.
1.70%, 10/01/28	231	212,729
2.10%, 10/01/31	625	539,328
2.80%, 10/01/41	460	328,660
2.95%, 10/01/51	630	400,754
3.50%, 12/05/26	547	541,976
5.05%, 04/01/34	295	298,707
5.30%, 04/01/54(a)	265	248,266
Applied Materials Inc.
1.75%, 06/01/30	490	431,928
2.75%, 06/01/50	482	297,031
3.30%, 04/01/27	660	651,142
4.35%, 04/01/47	464	389,603
4.80%, 06/15/29	360	368,330
5.10%, 10/01/35(a)	292	297,746
5.85%, 06/15/41	370	386,106
KLA Corp.
3.30%, 03/01/50	325	220,326
4.10%, 03/15/29	435	432,001
4.65%, 07/15/32	495	491,627
4.70%, 02/01/34	175	171,819
4.95%, 07/15/52	732	655,262
5.25%, 07/15/62	410	374,620
Lam Research Corp.
1.90%, 06/15/30	425	377,122
2.88%, 06/15/50(a)	176	112,070
3.13%, 06/15/60	392	238,908
4.00%, 03/15/29	520	515,566
4.88%, 03/15/49	402	359,149
Schedule of Investments
60

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
NVIDIA Corp.
1.55%, 06/15/28	$490	$456,175
2.00%, 06/15/31	750	661,602
2.85%, 04/01/30	841	794,884
3.20%, 09/16/26	519	514,291
3.50%, 04/01/40	570	472,565
3.50%, 04/01/50	1,012	748,900
3.70%, 04/01/60	290	210,615
Qualcomm Inc.
1.30%, 05/20/28	502	462,495
1.65%, 05/20/32(a)	630	515,932
2.15%, 05/20/30	738	666,236
3.25%, 05/20/27	155	152,499
3.25%, 05/20/50	318	214,748
4.25%, 05/20/32	250	244,411
4.30%, 05/20/47	804	662,095
4.50%, 05/20/52	540	447,227
4.65%, 05/20/35(a)	676	664,152
4.80%, 05/20/45	807	723,141
5.40%, 05/20/33	335	349,704
6.00%, 05/20/53	640	659,178
Texas Instruments Inc.
1.13%, 09/15/26	360	346,478
1.75%, 05/04/30	499	441,308
1.90%, 09/15/31	299	258,641
2.25%, 09/04/29	400	369,040
2.70%, 09/15/51	260	156,770
2.90%, 11/03/27	246	239,761
3.88%, 03/15/39	490	427,919
4.15%, 05/15/48	656	534,458
4.60%, 02/08/27	415	419,877
4.60%, 02/15/28	400	405,984
4.60%, 02/08/29	200	202,990
4.85%, 02/08/34	195	196,050
4.90%, 03/14/33	605	612,129
5.00%, 03/14/53	250	226,806
5.05%, 05/18/63	875	782,140
5.15%, 02/08/54	420	390,162
TSMC Arizona Corp.
1.75%, 10/25/26	738	710,849
2.50%, 10/25/31	703	623,027
3.13%, 10/25/41	610	461,609
3.25%, 10/25/51	600	420,888
3.88%, 04/22/27	490	486,251
4.13%, 04/22/29	210	208,168
4.25%, 04/22/32	265	257,706
4.50%, 04/22/52	340	299,192
Xilinx Inc., 2.38%, 06/01/30	473	429,516
		29,700,458
Software — 1.7%
Adobe Inc.
2.15%, 02/01/27	439	425,946
2.30%, 02/01/30	620	570,759
4.75%, 01/17/28(a)	55	56,184
4.80%, 04/04/29	370	379,968
4.85%, 04/04/27	370	376,574
4.95%, 01/17/30	175	180,527
4.95%, 04/04/34	540	544,556
5.30%, 01/17/35(a)	85	88,220
Cadence Design Systems Inc.
4.20%, 09/10/27	220	219,871
Security	Par (000)	Value
Software (continued)
4.30%, 09/10/29	$350	$349,147
4.70%, 09/10/34	290	283,712
Intuit Inc.
1.35%, 07/15/27	235	222,147
1.65%, 07/15/30	415	362,204
5.13%, 09/15/28	420	434,278
5.20%, 09/15/33	650	667,392
5.25%, 09/15/26	545	552,841
5.50%, 09/15/53	725	709,356
Microsoft Corp.
2.40%, 08/08/26	1,971	1,935,108
2.50%, 09/15/50	945	577,912
2.53%, 06/01/50	3,149	1,948,402
2.68%, 06/01/60	1,743	1,031,386
2.92%, 03/17/52	3,149	2,091,428
3.04%, 03/17/62	824	528,176
3.30%, 02/06/27	1,797	1,782,403
3.40%, 09/15/26(a)	895	890,049
3.45%, 08/08/36	1,205	1,075,735
3.50%, 02/12/35(a)	750	698,047
3.70%, 08/08/46	784	633,571
4.00%, 02/12/55	270	217,465
4.10%, 02/06/37	458	434,009
4.20%, 11/03/35(a)	640	628,948
4.25%, 02/06/47(a)	680	608,134
4.45%, 11/03/45	685	626,331
4.50%, 02/06/57	350	312,862
5.20%, 06/01/39	365	381,140
5.30%, 02/08/41	295	312,693
Salesforce Inc.
1.50%, 07/15/28	510	472,389
1.95%, 07/15/31	795	692,289
2.70%, 07/15/41	545	384,125
2.90%, 07/15/51	1,280	814,248
3.05%, 07/15/61(a)	560	336,606
3.70%, 04/11/28	808	803,866
ServiceNow Inc., 1.40%, 09/01/30	880	754,826
		27,395,830
Telecommunications — 1.0%
America Movil SAB de CV
2.88%, 05/07/30	805	740,111
3.63%, 04/22/29	438	423,112
4.38%, 07/16/42	474	398,080
4.38%, 04/22/49(a)	560	456,370
4.70%, 07/21/32	258	253,064
6.13%, 03/30/40	1,122	1,162,581
6.38%, 03/01/35	477	514,457
Cisco Systems Inc.
2.50%, 09/20/26	953	934,840
4.55%, 02/24/28	535	543,534
4.75%, 02/24/30	505	516,702
4.80%, 02/26/27	1,060	1,076,706
4.85%, 02/26/29	1,310	1,343,407
4.95%, 02/26/31	1,285	1,322,096
4.95%, 02/24/32	555	565,741
5.05%, 02/26/34	965	977,025
5.10%, 02/24/35	600	607,752
5.30%, 02/26/54	975	930,472
5.35%, 02/26/64	590	559,223
5.50%, 01/15/40	1,011	1,031,359
5.50%, 02/24/55	385	378,443
61
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
5.90%, 02/15/39	$1,033	$1,099,345
		15,834,420
Transportation — 2.4%
Burlington Northern Santa Fe LLC
2.88%, 06/15/52	470	292,679
3.05%, 02/15/51	275	179,329
3.25%, 06/15/27	304	300,178
3.30%, 09/15/51	406	276,798
3.55%, 02/15/50	436	315,785
3.90%, 08/01/46	338	265,068
4.05%, 06/15/48	393	312,029
4.13%, 06/15/47	425	345,376
4.15%, 04/01/45	517	426,404
4.15%, 12/15/48	465	375,114
4.38%, 09/01/42	397	341,553
4.40%, 03/15/42	267	231,906
4.45%, 03/15/43(a)	412	358,538
4.45%, 01/15/53	560	468,228
4.55%, 09/01/44	435	380,069
4.70%, 09/01/45	328	292,088
4.90%, 04/01/44	444	406,404
5.05%, 03/01/41	202	190,428
5.15%, 09/01/43	224	212,594
5.20%, 04/15/54	760	712,480
5.40%, 06/01/41	305	298,873
5.50%, 03/15/55	705	690,321
5.75%, 05/01/40	366	378,242
6.15%, 05/01/37	285	308,287
Canadian National Railway Co.
2.45%, 05/01/50	60	34,626
3.20%, 08/02/46	266	186,494
3.65%, 02/03/48	236	176,662
3.85%, 08/05/32	385	360,915
4.38%, 09/18/34	495	469,537
4.40%, 08/05/52	300	250,658
4.45%, 01/20/49	251	213,410
6.25%, 08/01/34	275	300,052
CSX Corp.
2.50%, 05/15/51	105	60,293
2.60%, 11/01/26	515	502,610
3.25%, 06/01/27	115	112,893
3.35%, 09/15/49	130	90,542
3.80%, 03/01/28	170	168,557
3.80%, 11/01/46	770	591,453
3.80%, 04/15/50	100	75,100
3.95%, 05/01/50(a)	315	243,720
4.10%, 11/15/32	645	618,650
4.10%, 03/15/44	320	263,090
4.25%, 03/15/29	460	458,964
4.25%, 11/01/66	585	442,362
4.30%, 03/01/48	345	282,271
4.50%, 11/15/52(a)	690	575,976
4.65%, 03/01/68	375	303,864
4.75%, 05/30/42	150	135,265
4.75%, 11/15/48	240	210,856
4.90%, 03/15/55(a)	295	261,956
5.05%, 06/15/35	300	298,758
5.20%, 11/15/33(a)	305	312,179
5.50%, 04/15/41	95	93,294
6.15%, 05/01/37	270	289,500
6.22%, 04/30/40	210	223,541
Security	Par (000)	Value
Transportation (continued)
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	$383	$323,572
Union Pacific Corp.
2.15%, 02/05/27	120	115,992
2.38%, 05/20/31	1,175	1,049,327
2.40%, 02/05/30	675	618,285
2.80%, 02/14/32	670	598,956
2.89%, 04/06/36(a)	275	225,310
2.95%, 03/10/52	395	248,964
2.97%, 09/16/62	855	490,611
3.00%, 04/15/27	265	259,541
3.20%, 05/20/41	465	349,707
3.25%, 02/05/50	975	664,303
3.38%, 02/14/42	255	194,439
3.50%, 02/14/53	600	421,526
3.55%, 08/15/39	265	219,016
3.55%, 05/20/61	275	181,437
3.60%, 09/15/37	215	184,737
3.70%, 03/01/29	450	441,438
3.75%, 02/05/70	340	226,808
3.80%, 10/01/51	530	395,658
3.80%, 04/06/71	355	239,515
3.84%, 03/20/60	1,065	756,130
3.85%, 02/14/72	165	112,273
3.95%, 09/10/28	870	865,560
3.95%, 08/15/59	345	250,451
4.00%, 04/15/47	225	177,516
4.05%, 03/01/46	235	189,513
4.10%, 09/15/67	190	138,633
4.30%, 03/01/49	265	217,429
4.50%, 01/20/33(a)	740	729,360
4.95%, 09/09/52	355	322,559
4.95%, 05/15/53	225	203,053
5.10%, 02/20/35	610	614,361
5.60%, 12/01/54	395	388,582
United Parcel Service Inc.
2.40%, 11/15/26	414	403,819
3.05%, 11/15/27	330	322,135
3.40%, 03/15/29	538	522,271
3.40%, 11/15/46	335	237,542
3.40%, 09/01/49	448	308,484
3.75%, 11/15/47	118	88,244
4.25%, 03/15/49	448	358,004
4.45%, 04/01/30(a)	571	575,120
4.88%, 03/03/33(a)	460	462,145
4.88%, 11/15/40	379	353,566
5.05%, 03/03/53(a)	595	532,947
5.15%, 05/22/34(a)	405	410,636
5.20%, 04/01/40	348	337,082
5.30%, 04/01/50(a)	789	736,008
5.50%, 05/22/54	540	514,256
5.60%, 05/22/64	350	331,930
6.20%, 01/15/38	586	629,807
Walmart Inc.
1.05%, 09/17/26	705	679,759
1.50%, 09/22/28	592	547,577
1.80%, 09/22/31(a)	990	859,513
Schedule of Investments
62

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Aaa - A Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
3.95%, 09/09/27	$607	$608,687
		39,200,913
Total Long-Term Investments — 98.0% (Cost: $1,708,671,131)		1,622,142,025
	Shares
Short-Term Securities
Money Market Funds — 8.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	131,020,136	131,072,544
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	9,580,000	9,580,000
Total Short-Term Securities — 8.5% (Cost: $140,617,959)		140,652,544
Total Investments — 106.5% (Cost: $1,849,289,090)		1,762,794,569
Liabilities in Excess of Other Assets — (6.5)%		(106,971,576)
Net Assets — 100.0%		$1,655,822,993

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$138,832,419	$—	$(7,721,035)(a)	$(3,065)	$(35,775)	$131,072,544	131,020,136	$174,277 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,680,000	5,900,000 (a)	—	—	—	9,580,000	9,580,000	132,895	—
				$(3,065)	$(35,775)	$140,652,544		$307,172	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

63
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Aaa - A Rated Corporate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,622,142,025	$—	$1,622,142,025
Short-Term Securities
Money Market Funds	140,652,544	—	—	140,652,544
	$140,652,544	$1,622,142,025	$—	$1,762,794,569
See notes to financial statements.
Schedule of Investments
64

Schedule of Investments (unaudited)
April 30, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.3%
Lamar Media Corp.
3.63%, 01/15/31	$160	$144,595
3.75%, 02/15/28(a)	145	138,309
4.00%, 02/15/30	166	155,102
4.88%, 01/15/29	115	111,656
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/31(b)	135	141,367
		691,029
Aerospace & Defense — 1.9%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(a)(b)	159	162,766
Moog Inc., 4.25%, 12/15/27(b)	140	135,051
Spirit AeroSystems Inc.
3.85%, 06/15/26(a)	91	89,433
9.38%, 11/30/29(b)	285	303,292
TransDigm Inc.
6.00%, 01/15/33(a)(b)	445	444,077
6.38%, 03/01/29(b)	794	808,857
6.63%, 03/01/32(b)	630	645,343
6.75%, 08/15/28(b)	606	618,177
6.88%, 12/15/30(b)	433	446,143
7.13%, 12/01/31(b)	300	311,816
		3,964,955
Agriculture — 0.2%
Darling Ingredients Inc.
5.25%, 04/15/27(a)(b)	137	135,492
6.00%, 06/15/30(b)	246	245,306
Turning Point Brands Inc., 7.63%, 03/15/32(a)(b)	90	93,525
		474,323
Airlines — 1.2%
Air Canada, 3.88%, 08/15/26(b)	340	333,623
Allegiant Travel Co., 7.25%, 08/15/27(a)(b)	155	143,164
American Airlines Inc.
7.25%, 02/15/28(a)(b)	221	218,300
8.50%, 05/15/29(a)(b)	295	300,662
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(b)	0	28
5.75%, 04/20/29(a)(b)	870	843,562
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(b)	577	531,491
		2,370,830
Apparel — 0.5%
Kontoor Brands Inc., 4.13%, 11/15/29(b)	100	91,886
Levi Strauss & Co., 3.50%, 03/01/31(b)	150	131,451
Under Armour Inc., 3.25%, 06/15/26	153	148,073
VF Corp.
2.80%, 04/23/27	130	120,643
2.95%, 04/23/30	190	156,365
6.00%, 10/15/33	85	73,035
6.45%, 11/01/37	85	70,974
William Carter Co. (The), 5.63%, 03/15/27(a)(b)	145	141,169
		933,596
Auto Manufacturers — 1.3%
Allison Transmission Inc.
3.75%, 01/30/31(b)	290	260,532
4.75%, 10/01/27(b)	120	117,784
5.88%, 06/01/29(b)	147	146,893
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(b)	150	143,310
Security	Par (000)	Value
Auto Manufacturers (continued)
5.50%, 07/15/29(b)	$120	$115,024
5.88%, 01/15/28(b)	165	162,829
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/28(b)	105	92,785
2.75%, 03/09/28(b)	180	163,973
5.55%, 09/13/29(b)	75	72,485
7.05%, 09/15/28(b)	205	209,586
Nissan Motor Co. Ltd.
4.35%, 09/17/27(b)	582	558,374
4.81%, 09/17/30(a)(b)	740	683,816
		2,727,391
Auto Parts & Equipment — 1.1%
Adient Global Holdings Ltd., 7.00%, 04/15/28(b)	138	139,205
Aptiv PLC/Aptiv Global Financing DAC, 6.88%, 12/15/54, (5-year CMT + 3.385%)(c)	150	140,291
Dana Inc.
4.25%, 09/01/30	119	109,768
4.50%, 02/15/32(a)	85	76,494
5.38%, 11/15/27	122	121,177
5.63%, 06/15/28	105	104,123
Forvia SE, 8.00%, 06/15/30(b)	200	199,116
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% Cash)(b)(d)	115	111,371
7.75%, 11/15/30, (7.75% Cash and 8.50% PIK)(b)(d)	150	146,440
8.00%, 11/15/32, (8.00% Cash and 8.75% PIK)(b)(d)	135	129,279
Phinia Inc.
6.63%, 10/15/32(b)	130	127,560
6.75%, 04/15/29(a)(b)	135	136,441
ZF North America Capital Inc.
6.75%, 04/23/30(b)	235	214,453
6.88%, 04/14/28(b)	180	171,869
6.88%, 04/23/32(b)	205	179,925
7.13%, 04/14/30(a)(b)	180	165,601
		2,273,113
Banks — 0.7%
Banc of California, 3.25%, 05/01/31, (3-mo. CME Term SOFR + 2.520%)(c)	105	98,950
Dresdner Funding Trust I, 8.15%, 06/30/31(b)	295	321,116
Intesa Sanpaolo SpA, 4.95%, 06/01/42, (1-year CMT + 2.750%)(b)(c)	215	166,678
Popular Inc., 7.25%, 03/13/28	105	108,467
Standard Chartered PLC, 7.01%(b)(c)(e)	225	227,416
Texas Capital Bancshares Inc., 4.00%, 05/06/31, (5-year CMT + 3.150%)(c)	110	104,644
UniCredit SpA, 7.30%, 04/02/34, (5-year USD ICE Swap + 4.914%)(b)(c)	215	224,892
Valley National Bancorp., 3.00%, 06/15/31, (3-mo. CME Term SOFR + 2.360%)(a)(c)	90	81,743
Walker & Dunlop Inc., 6.63%, 04/01/33(a)(b)	120	122,059
		1,455,965
Beverages — 0.1%
Primo Water Holdings Inc./Triton Water Holdings Inc., 4.38%, 04/30/29(b)	195	185,019
Building Materials — 2.9%
Boise Cascade Co., 4.88%, 07/01/30(b)	115	108,495
Builders FirstSource Inc.
4.25%, 02/01/32(b)	355	319,717
65
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
5.00%, 03/01/30(b)	$145	$139,121
6.38%, 06/15/32(a)(b)	207	208,168
6.38%, 03/01/34(b)	300	297,760
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(b)	802	813,316
6.75%, 07/15/31(b)	140	142,766
Knife River Corp., 7.75%, 05/01/31(b)	128	133,890
Louisiana-Pacific Corp., 3.63%, 03/15/29(b)	85	79,426
Masterbrand Inc., 7.00%, 07/15/32(a)(b)	205	205,497
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32(b)	200	200,144
Quikrete Holdings Inc., 6.38%, 03/01/32(b)	1,153	1,159,498
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(b)	325	317,521
8.88%, 11/15/31(a)(b)	295	302,664
Standard Industries Inc./New York
3.38%, 01/15/31(b)	314	277,249
4.38%, 07/15/30(b)	470	438,329
4.75%, 01/15/28(b)	275	269,127
5.00%, 02/15/27(b)	231	229,260
6.50%, 08/15/32(a)(b)	294	297,661
		5,939,609
Chemicals — 3.3%
Ashland Inc.
3.38%, 09/01/31(a)(b)	125	108,458
6.88%, 05/15/43(a)	83	86,040
Avient Corp.
6.25%, 11/01/31(b)	195	192,915
7.13%, 08/01/30(b)	210	214,116
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(b)	150	155,320
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)	210	194,507
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)	145	143,166
Celanese U.S. Holdings LLC
6.42%, 07/15/27	209	210,699
6.50%, 04/15/30	210	205,197
6.58%, 07/15/29	215	216,832
6.60%, 11/15/28	300	303,283
6.63%, 07/15/32(a)	300	294,943
6.75%, 04/15/33(a)	325	305,072
6.80%, 11/15/30	295	294,897
6.95%, 11/15/33(a)	300	300,582
Element Solutions Inc., 3.88%, 09/01/28(b)	235	222,163
HB Fuller Co.
4.00%, 02/15/27	50	48,675
4.25%, 10/15/28(a)	90	84,898
INEOS Finance PLC
6.75%, 05/15/28(b)	125	122,041
7.50%, 04/15/29(b)	215	201,943
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29(b)	120	115,500
Ingevity Corp., 3.88%, 11/01/28(a)(b)	160	147,837
Methanex Corp.
5.13%, 10/15/27	205	201,226
5.25%, 12/15/29	200	189,962
5.65%, 12/01/44	90	68,967
Methanex U.S. Operations Inc., 6.25%, 03/15/32(b)	175	165,707
Minerals Technologies Inc., 5.00%, 07/01/28(b)	115	111,001
NOVA Chemicals Corp.
4.25%, 05/15/29(b)	166	156,870
5.25%, 06/01/27(b)	315	311,388
Security	Par (000)	Value
Chemicals (continued)
7.00%, 12/01/31(b)	$120	$124,030
8.50%, 11/15/28(b)	115	121,201
9.00%, 02/15/30(b)	192	205,143
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30(a)(b)	105	97,248
OCI NV, 6.70%, 03/16/33(b)	177	193,189
Olin Corp.
5.00%, 02/01/30(a)	153	143,685
5.63%, 08/01/29(a)	198	192,062
6.63%, 04/01/33(b)	160	151,816
SNF Group SACA
3.13%, 03/15/27(b)	100	94,746
3.38%, 03/15/30(b)	95	85,883
		6,783,208
Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(b)	120	123,866
SunCoke Energy Inc., 4.88%, 06/30/29(b)	137	125,858
		249,724
Commercial Services — 4.7%
ADT Security Corp. (The)
4.13%, 08/01/29(b)	295	278,370
4.88%, 07/15/32(a)(b)	216	203,700
Adtalem Global Education Inc., 5.50%, 03/01/28(b)	120	118,609
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26(b)	170	169,338
AMN Healthcare Inc.
4.00%, 04/15/29(a)(b)	104	93,252
4.63%, 10/01/27(b)	146	139,898
APi Group DE Inc.
4.13%, 07/15/29(b)	95	88,700
4.75%, 10/15/29(b)	82	77,111
Belron U.K. Finance PLC, 5.75%, 10/15/29(b)	355	354,548
Block Inc.
2.75%, 06/01/26(a)	285	278,177
3.50%, 06/01/31(a)	295	263,306
6.50%, 05/15/32(b)	567	578,499
Boost Newco Borrower LLC, 7.50%, 01/15/31(b)	645	680,640
Brink's Co. (The)
4.63%, 10/15/27(b)	165	162,417
6.50%, 06/15/29(b)	110	112,066
6.75%, 06/15/32(a)(b)	120	122,830
CoreCivic Inc., 8.25%, 04/15/29	135	142,305
Dcli Bidco LLC, 7.75%, 11/15/29(b)	144	134,139
Deluxe Corp., 8.13%, 09/15/29(b)	135	135,181
GEO Group Inc. (The), 8.63%, 04/15/29	175	183,968
Graham Holdings Co., 5.75%, 06/01/26(b)	120	119,855
Grand Canyon University, 5.13%, 10/01/28	115	108,237
Herc Holdings Inc.
5.50%, 07/15/27(b)	356	352,008
6.63%, 06/15/29(a)(b)	210	207,463
Korn Ferry, 4.63%, 12/15/27(b)	115	111,275
OT Midco Inc., 10.00%, 02/15/30(b)	185	150,524
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(b)	295	281,366
5.75%, 04/15/26(b)	50	49,950
Service Corp. International/U.S.
3.38%, 08/15/30	254	227,415
4.00%, 05/15/31	228	208,175
Schedule of Investments
66

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
4.63%, 12/15/27	$160	$157,431
5.13%, 06/01/29(a)	224	221,374
5.75%, 10/15/32(a)	235	232,001
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc.
4.63%, 11/01/26(b)	130	128,213
6.75%, 08/15/32(a)(b)	325	329,630
TriNet Group Inc.
3.50%, 03/01/29(b)	145	132,260
7.13%, 08/15/31(b)	120	122,140
United Rentals North America Inc.
3.75%, 01/15/32	222	197,954
3.88%, 11/15/27	223	215,353
3.88%, 02/15/31	305	278,529
4.00%, 07/15/30	223	207,726
4.88%, 01/15/28	474	467,264
5.25%, 01/15/30(a)	223	220,538
5.50%, 05/15/27	135	134,733
6.13%, 03/15/34(a)(b)	315	318,398
WEX Inc., 6.50%, 03/15/33(b)	165	160,445
		9,657,311
Computers — 1.0%
ASGN Inc., 4.63%, 05/15/28(b)	145	137,988
Crane NXT Co., 4.20%, 03/15/48	105	62,188
Crowdstrike Holdings Inc., 3.00%, 02/15/29(a)	220	204,002
Insight Enterprises Inc., 6.63%, 05/15/32(a)(b)	146	148,118
KBR Inc., 4.75%, 09/30/28(b)	59	55,935
NCR Atleos Corp., 9.50%, 04/01/29(b)	384	413,136
Seagate HDD Cayman
4.09%, 06/01/29	134	127,194
4.88%, 06/01/27	144	142,510
5.75%, 12/01/34	143	137,978
8.25%, 12/15/29(a)	150	160,828
8.50%, 07/15/31	154	164,735
9.63%, 12/01/32	213	240,509
		1,995,121
Cosmetics & Personal Care — 0.5%
Edgewell Personal Care Co.
4.13%, 04/01/29(b)	150	140,199
5.50%, 06/01/28(a)(b)	215	211,215
Perrigo Finance Unlimited Co.
4.90%, 06/15/30	220	209,370
4.90%, 12/15/44	90	69,814
6.13%, 09/30/32(a)	215	213,418
Prestige Brands Inc.
3.75%, 04/01/31(a)(b)	165	148,962
5.13%, 01/15/28(b)	120	119,001
		1,111,979
Distribution & Wholesale — 0.4%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29(a)(b)	120	110,771
4.00%, 01/15/28(b)	210	202,666
Resideo Funding Inc.
4.00%, 09/01/29(a)(b)	85	78,240
6.50%, 07/15/32(b)	165	163,678
Ritchie Bros Holdings Inc., 6.75%, 03/15/28(b)	164	167,215
		722,570
Diversified Financial Services — 6.4%
Ally Financial Inc.
6.65%, 01/17/40, (5-year CMT + 2.450%)(c)	150	142,842
Security	Par (000)	Value
Diversified Financial Services (continued)
6.70%, 02/14/33(a)	$147	$145,974
Bread Financial Holdings Inc., 9.75%, 03/15/29(a)(b)	255	268,266
Brightsphere Investment Group Inc., 4.80%, 07/27/26	85	83,163
Burford Capital Global Finance LLC
6.25%, 04/15/28(b)	120	118,976
6.88%, 04/15/30(b)	100	99,799
9.25%, 07/01/31(b)	200	210,709
Credit Acceptance Corp.
6.63%, 03/15/30(b)	145	142,275
9.25%, 12/15/28(b)	115	121,533
Encore Capital Group Inc.
8.50%, 05/15/30(b)	150	155,631
9.25%, 04/01/29(b)	155	163,616
EZCORP Inc., 7.38%, 04/01/32(b)	90	94,220
GGAM Finance Ltd.
5.88%, 03/15/30(b)	100	99,303
6.88%, 04/15/29(b)	110	112,333
8.00%, 02/15/27(b)	210	215,603
8.00%, 06/15/28(b)	173	181,568
7.75%, 05/15/26(b)	120	121,350
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(b)	315	313,859
goeasy Ltd.
7.38%, 10/01/30(b)	115	113,014
7.63%, 07/01/29(a)(b)	162	163,293
9.25%, 12/01/28(b)	158	165,417
Series 144*, 6.88%, 05/15/30(a)(b)	120	117,034
Jane Street Group/JSG Finance Inc.
4.50%, 11/15/29(b)	180	171,342
6.13%, 11/01/32(b)	530	520,926
6.75%, 05/01/33(b)	335	336,578
7.13%, 04/30/31(b)	412	424,905
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(b)	300	279,149
6.63%, 10/15/31(b)	145	142,066
Jefferson Capital Holdings LLC
6.00%, 08/15/26(b)	90	89,550
8.25%, 05/15/30(b)	70	70,445
9.50%, 02/15/29(b)	120	125,795
Midcap Financial Issuer Trust
5.63%, 01/15/30(b)	120	105,004
6.50%, 05/01/28(b)	295	281,616
Navient Corp.
4.88%, 03/15/28(a)	146	140,435
5.00%, 03/15/27(a)	210	207,900
5.50%, 03/15/29	220	208,281
5.63%, 08/01/33(a)	170	145,693
6.75%, 06/15/26	146	147,334
9.38%, 07/25/30	133	141,420
11.50%, 03/15/31	138	153,985
OneMain Finance Corp.
3.50%, 01/15/27	227	217,325
3.88%, 09/15/28	180	166,570
4.00%, 09/15/30	241	213,698
5.38%, 11/15/29(a)	200	191,190
6.63%, 01/15/28(a)	220	221,541
6.63%, 05/15/29	260	260,758
6.75%, 03/15/32(a)	170	166,741
7.13%, 11/15/31(a)	215	215,888
7.50%, 05/15/31	225	228,176
7.88%, 03/15/30	205	211,773
9.00%, 01/15/29	183	190,534
67
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
PennyMac Financial Services Inc.
4.25%, 02/15/29(b)	$195	$182,046
5.75%, 09/15/31(b)	150	142,878
6.88%, 02/15/33(b)	250	249,651
7.13%, 11/15/30(b)	195	198,301
7.88%, 12/15/29(b)	210	218,946
PRA Group Inc.
5.00%, 10/01/29(a)(b)	94	85,644
8.38%, 02/01/28(b)	105	106,050
8.88%, 01/31/30(a)(b)	152	156,542
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(b)	329	317,513
3.63%, 03/01/29(b)	224	208,322
3.88%, 03/01/31(a)(b)	365	329,929
4.00%, 10/15/33(a)(b)	237	205,009
SLM Corp.
3.13%, 11/02/26	144	139,489
6.50%, 01/31/30(a)	145	149,681
StoneX Group Inc., 7.88%, 03/01/31(b)	170	176,975
Synchrony Financial, 7.25%, 02/02/33(a)	225	229,440
United Wholesale Mortgage LLC
5.50%, 04/15/29(b)	207	200,438
5.75%, 06/15/27(b)	130	128,256
UWM Holdings LLC, 6.63%, 02/01/30(b)	238	235,350
		12,986,856
Electric — 5.0%
AES Corp. (The)
6.95%, 07/15/55, (5-year CMT + 2.890%)(c)	140	130,563
7.60%, 01/15/55, (5-year CMT + 3.201%)(c)	275	271,717
Algonquin Power & Utilities Corp., 4.75%, 01/18/82, (5-year CMT + 3.249%)(c)	215	201,834
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28(b)	120	114,022
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(b)	220	216,139
Calpine Corp.
3.75%, 03/01/31(b)	264	244,057
4.50%, 02/15/28(b)	356	348,199
Clearway Energy Operating LLC
3.75%, 02/15/31(a)(b)	265	235,922
3.75%, 01/15/32(b)	100	86,722
4.75%, 03/15/28(b)	250	244,325
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(b)	155	156,846
DPL Inc., 4.35%, 04/15/29	118	112,518
Edison International
7.88%, 06/15/54, (5-year CMT + 3.658%)(c)	130	121,720
8.13%, 06/15/53, (5-year CMT + 3.864%)(a)(c)	139	132,348
Electricite de France SA, 9.13%, (5-year CMT + 5.411%)(b)(c)(e)	445	497,721
Emera Inc., Series 16-A, 6.75%, 06/15/76(c)	345	345,467
EUSHI Finance Inc., 7.63%, 12/15/54, (5-year CMT + 3.136%)(c)	150	150,669
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29(b)	105	91,971
Lightning Power LLC, 7.25%, 08/15/32(b)	444	459,998
NextEra Energy Operating Partners LP
3.88%, 10/15/26(a)(b)	154	148,562
4.50%, 09/15/27(a)(b)	158	149,379
7.25%, 01/15/29(a)(b)	215	212,782
Security	Par (000)	Value
Electric (continued)
NRG Energy Inc.
3.38%, 02/15/29(b)	$120	$111,238
3.63%, 02/15/31(b)	295	265,138
3.88%, 02/15/32(b)	132	118,066
5.25%, 06/15/29(b)	215	212,440
5.75%, 01/15/28	245	245,951
5.75%, 07/15/29(b)	234	232,899
6.00%, 02/01/33(b)	275	272,114
6.25%, 11/01/34(b)	281	280,568
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28(b)	189	179,586
PG&E Corp.
5.00%, 07/01/28	296	288,723
5.25%, 07/01/30	292	281,337
Talen Energy Supply LLC, 8.63%, 06/01/30(a)(b)	354	378,060
TransAlta Corp.
6.50%, 03/15/40	90	82,967
7.75%, 11/15/29	120	124,982
Vistra Operations Co. LLC
4.38%, 05/01/29(b)	345	331,751
5.00%, 07/31/27(b)	385	381,648
5.50%, 09/01/26(b)	245	244,324
5.63%, 02/15/27(b)	320	319,793
6.88%, 04/15/32(b)	284	294,161
7.75%, 10/15/31(b)	433	457,846
XPLR Infrastructure Operating Partners LP
8.38%, 01/15/31(a)(b)	230	230,844
8.63%, 03/15/33(a)(b)	265	264,442
		10,272,359
Electrical Components & Equipment — 0.6%
EnerSys
4.38%, 12/15/27(b)	76	73,707
6.63%, 01/15/32(a)(b)	90	91,888
WESCO Distribution Inc.
6.38%, 03/15/29(a)(b)	263	266,475
6.38%, 03/15/33(b)	237	239,752
6.63%, 03/15/32(a)(b)	236	240,064
7.25%, 06/15/28(b)	395	400,247
		1,312,133
Electronics — 0.9%
Atkore Inc., 4.25%, 06/01/31(b)	120	106,491
Coherent Corp., 5.00%, 12/15/29(a)(b)	285	272,853
Imola Merger Corp., 4.75%, 05/15/29(b)	565	539,504
Sensata Technologies BV
4.00%, 04/15/29(b)	290	266,775
5.88%, 09/01/30(b)	150	145,984
Sensata Technologies Inc.
3.75%, 02/15/31(b)	209	182,692
4.38%, 02/15/30(b)	127	117,109
6.63%, 07/15/32(b)	150	148,608
TTM Technologies Inc., 4.00%, 03/01/29(b)	140	130,140
		1,910,156
Energy - Alternate Sources — 0.3%
TerraForm Power Operating LLC
4.75%, 01/15/30(b)	205	193,218
5.00%, 01/31/28(b)	207	201,618
Topaz Solar Farms LLC, 5.75%, 09/30/39(b)	151	140,829
		535,665
Engineering & Construction — 0.5%
AECOM, 5.13%, 03/15/27	280	279,364
Schedule of Investments
68

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Engineering & Construction (continued)
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C, 7.88%, 02/03/30(b)	$150	$149,564
Dycom Industries Inc., 4.50%, 04/15/29(b)	148	139,382
Fluor Corp., 4.25%, 09/15/28(a)	150	145,350
TopBuild Corp.
3.63%, 03/15/29(b)	120	111,549
4.13%, 02/15/32(b)	150	134,986
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(b)	100	93,530
		1,053,725
Entertainment — 1.8%
Caesars Entertainment Inc.
6.50%, 02/15/32(b)	443	445,321
7.00%, 02/15/30(b)	567	580,406
International Game Technology PLC
5.25%, 01/15/29(b)	225	219,967
6.25%, 01/15/27(b)	220	221,025
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)(b)	150	143,391
6.50%, 05/15/27(b)	360	363,854
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(a)(b)	290	249,493
4.63%, 04/06/31(b)	105	84,145
8.45%, 07/27/30(b)	125	121,511
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32(b)	245	247,198
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27(b)	90	86,236
Vail Resorts Inc., 6.50%, 05/15/32(a)(b)	170	172,175
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(b)	225	216,930
6.25%, 03/15/33(b)	235	227,156
7.13%, 02/15/31(b)	295	304,311
		3,683,119
Environmental Control — 0.7%
Clean Harbors Inc.
4.88%, 07/15/27(b)	160	157,578
5.13%, 07/15/29(a)(b)	87	85,423
6.38%, 02/01/31(b)	139	141,585
GFL Environmental Inc.
3.50%, 09/01/28(b)	370	350,866
4.00%, 08/01/28(b)	35	33,340
4.38%, 08/15/29(b)	150	143,168
4.75%, 06/15/29(b)	35	33,958
6.75%, 01/15/31(b)	314	326,403
Wrangler Holdco Corp., 6.63%, 04/01/32(b)	150	153,979
		1,426,300
Food — 2.6%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(b)	390	363,758
4.63%, 01/15/27(b)	375	370,758
4.88%, 02/15/30(b)	275	265,663
5.88%, 02/15/28(b)	210	209,841
6.25%, 03/15/33(a)(b)	180	182,618
6.50%, 02/15/28(a)(b)	214	217,407
Ingles Markets Inc., 4.00%, 06/15/31(a)(b)	109	98,642
Lamb Weston Holdings Inc.
4.13%, 01/31/30(b)	280	262,672
Security	Par (000)	Value
Food (continued)
4.38%, 01/31/32(b)	$207	$189,636
4.88%, 05/15/28(b)	151	148,853
Performance Food Group Inc.
4.25%, 08/01/29(b)	289	273,525
5.50%, 10/15/27(b)	280	277,705
6.13%, 09/15/32(b)	288	288,086
Pilgrim's Pride Corp.
3.50%, 03/01/32	253	224,492
4.25%, 04/15/31	250	236,356
6.25%, 07/01/33	280	291,623
6.88%, 05/15/34	150	162,554
Post Holdings Inc., 6.25%, 02/15/32(b)	285	287,209
Safeway Inc., 7.25%, 02/01/31	77	79,144
U.S. Foods Inc.
4.63%, 06/01/30(a)(b)	147	140,015
4.75%, 02/15/29(b)	235	228,242
5.75%, 04/15/33(b)	150	146,926
6.88%, 09/15/28(b)	150	153,753
7.25%, 01/15/32(a)(b)	150	156,916
		5,256,394
Gas — 0.4%
AltaGas Ltd., 7.20%, 10/15/54, (5-year CMT + 3.573%)(b)(c)	265	258,803
Venture Global Plaquemines LNG LLC
7.50%, 05/01/33(b)	350	359,068
7.75%, 05/01/35(b)	200	205,380
		823,251
Health Care - Products — 1.4%
Avantor Funding Inc.
3.88%, 11/01/29(a)(b)	236	217,873
4.63%, 07/15/28(b)	420	403,915
Hologic Inc.
3.25%, 02/15/29(b)	260	242,799
4.63%, 02/01/28(b)	115	113,112
Medline Borrower LP, 3.88%, 04/01/29(b)	1,301	1,213,598
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(b)	427	430,268
Teleflex Inc.
4.25%, 06/01/28(b)	132	126,386
4.63%, 11/15/27	138	134,720
		2,882,671
Health Care - Services — 3.3%
Charles River Laboratories International Inc.
3.75%, 03/15/29(b)	145	132,740
4.00%, 03/15/31(b)	145	127,498
4.25%, 05/01/28(b)	148	140,746
DaVita Inc.
3.75%, 02/15/31(b)	434	381,558
4.63%, 06/01/30(b)	794	738,468
6.88%, 09/01/32(b)	289	291,799
Encompass Health Corp.
4.50%, 02/01/28	237	233,642
4.63%, 04/01/31	120	114,238
4.75%, 02/01/30(a)	235	228,341
IQVIA Inc.
5.00%, 10/15/26(b)	310	307,983
5.00%, 05/15/27(b)	320	317,449
6.50%, 05/15/30(a)(b)	150	152,404
Molina Healthcare Inc.
3.88%, 11/15/30(b)	193	173,982
69
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
3.88%, 05/15/32(a)(b)	$215	$189,462
4.38%, 06/15/28(b)	235	225,885
6.25%, 01/15/33(a)(b)	200	198,495
Pediatrix Medical Group Inc., 5.38%, 02/15/30(a)(b)	120	115,722
Tenet Healthcare Corp.
4.25%, 06/01/29	394	375,232
4.38%, 01/15/30	425	402,773
4.63%, 06/15/28	183	178,217
5.13%, 11/01/27	445	441,332
6.13%, 06/15/30	578	579,982
6.75%, 05/15/31(a)	393	402,860
Toledo Hospital (The)
4.98%, 11/15/45	80	60,425
6.02%, 11/15/48	120	104,762
Series B, 5.33%, 11/15/28	99	95,292
		6,711,287
Holding Companies - Diversified — 1.0%
Benteler International AG, Class A, 10.50%, 05/15/28(b)	150	153,130
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	205	170,933
5.25%, 05/15/27	429	406,798
6.25%, 05/15/26	217	216,193
9.00%, 06/15/30(a)	220	207,807
9.75%, 01/15/29	200	197,400
10.00%, 11/15/29(a)(b)	145	141,784
Prospect Capital Corp.
3.36%, 11/15/26(a)	75	70,228
3.44%, 10/15/28(a)	90	78,692
Stena International SA
7.25%, 01/15/31(b)	260	256,641
7.63%, 02/15/31(b)	120	120,740
		2,020,346
Home Builders — 1.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29(a)(b)	105	97,149
4.63%, 04/01/30(b)	105	96,257
6.63%, 01/15/28(b)	75	74,860
Century Communities Inc.
3.88%, 08/15/29(b)	153	136,475
6.75%, 06/01/27	135	135,012
Dream Finders Homes Inc., 8.25%, 08/15/28(b)	90	92,410
Forestar Group Inc.
5.00%, 03/01/28(b)	95	92,209
6.50%, 03/15/33(a)(b)	150	145,880
Installed Building Products Inc., 5.75%, 02/01/28(b)	85	83,538
KB Home
4.00%, 06/15/31(a)	117	105,444
4.80%, 11/15/29	88	84,931
6.88%, 06/15/27	75	76,881
7.25%, 07/15/30	94	96,220
LGI Homes Inc.
4.00%, 07/15/29(a)(b)	88	76,578
7.00%, 11/15/32(a)(b)	120	110,700
8.75%, 12/15/28(b)	116	117,137
M/I Homes Inc.
3.95%, 02/15/30(a)	90	81,706
4.95%, 02/01/28	115	112,487
Security	Par (000)	Value
Home Builders (continued)
Mattamy Group Corp.
4.63%, 03/01/30(b)	$170	$155,515
5.25%, 12/15/27(b)	150	145,706
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28(a)	125	121,340
4.75%, 04/01/29	90	85,106
STL Holding Co. LLC, 8.75%, 02/15/29(b)	73	74,137
Taylor Morrison Communities Inc.
5.13%, 08/01/30(a)(b)	145	140,489
5.75%, 01/15/28(b)	135	135,061
5.88%, 06/15/27(b)	134	134,654
Thor Industries Inc., 4.00%, 10/15/29(b)	130	116,919
Tri Pointe Homes Inc.
5.25%, 06/01/27	87	86,634
5.70%, 06/15/28	100	99,956
		3,111,391
Home Furnishings — 0.2%
Tempur Sealy International Inc.
3.88%, 10/15/31(b)	235	206,284
4.00%, 04/15/29(b)	208	193,111
		399,395
Household Products & Wares — 0.2%
Central Garden & Pet Co.
4.13%, 10/15/30(a)	146	133,719
4.13%, 04/30/31(a)(b)	121	108,903
5.13%, 02/01/28	89	87,979
		330,601
Housewares — 0.5%
Newell Brands Inc.
5.20%, 04/01/26	181	178,605
6.38%, 09/15/27(a)	145	141,348
6.38%, 05/15/30	220	200,265
6.63%, 09/15/29	145	136,020
6.63%, 05/15/32(a)	150	134,472
6.88%, 04/01/36(a)	120	104,527
7.00%, 04/01/46	192	148,351
		1,043,588
Insurance — 0.9%
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/29(a)(b)	200	195,198
Assurant Inc., 7.00%, 03/27/48(c)	120	119,421
Constellation Insurance Inc.
6.63%, 05/01/31(a)(b)	70	69,737
6.80%, 01/24/30(b)	125	121,242
Global Atlantic Fin Co.
4.70%, 10/15/51, (5-year CMT + 3.796%)(b)(c)	215	204,327
7.95%, 10/15/54, (5-year CMT + 3.608%)(b)(c)	172	174,669
Liberty Mutual Group Inc.
4.13%, 12/15/51, (5-year CMT + 3.315%)(b)(c)	135	127,491
4.30%, 02/01/61(a)(b)	240	149,516
7.80%, 03/07/87(b)	125	139,954
Ryan Specialty LLC
4.38%, 02/01/30(a)(b)	120	113,829
5.88%, 08/01/32(a)(b)	350	345,699
Wilton RE Ltd., 6.00%, (5-year CMT + 5.266%)(b)(c)(e)	120	118,795
		1,879,878
Internet — 1.9%
Cogent Communications Group LLC, 3.50%, 05/01/26(b)	139	136,355
Schedule of Investments
70

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
Gen Digital Inc.
6.25%, 04/01/33(a)(b)	$280	$279,245
6.75%, 09/30/27(b)	246	250,033
7.13%, 09/30/30(a)(b)	165	169,888
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(b)	235	218,908
5.25%, 12/01/27(b)	170	168,502
Match Group Holdings II LLC
3.63%, 10/01/31(b)	140	120,045
4.13%, 08/01/30(a)(b)	151	136,545
4.63%, 06/01/28(b)	150	144,346
5.00%, 12/15/27(b)	126	123,945
5.63%, 02/15/29(b)	105	102,454
Rakuten Group Inc.
9.75%, 04/15/29(b)	585	617,064
11.25%, 02/15/27(b)	540	577,107
Snap Inc., 6.88%, 03/01/33(b)	410	409,481
Wayfair LLC
7.25%, 10/31/29(b)	235	214,648
7.75%, 09/15/30(a)(b)	205	187,027
Ziff Davis Inc., 4.63%, 10/15/30(b)	120	106,028
		3,961,621
Iron & Steel — 1.7%
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(b)	210	211,293
Carpenter Technology Corp.
6.38%, 07/15/28	117	117,091
7.63%, 03/15/30(a)	90	92,620
Cleveland-Cliffs Inc.
4.63%, 03/01/29(a)(b)	108	98,460
4.88%, 03/01/31(b)	96	82,349
5.88%, 06/01/27(a)	168	165,742
6.75%, 04/15/30(b)	218	209,921
6.88%, 11/01/29(b)	260	251,817
7.00%, 03/15/32(b)	409	384,250
7.38%, 05/01/33(a)(b)	255	239,716
7.50%, 09/15/31(b)	255	246,771
Commercial Metals Co.
3.88%, 02/15/31	90	80,690
4.13%, 01/15/30(a)	95	89,315
4.38%, 03/15/32	90	81,805
Mineral Resources Ltd.
8.00%, 11/01/27(b)	165	156,704
8.13%, 05/01/27(a)(b)	200	194,498
8.50%, 05/01/30(a)(b)	185	168,055
9.25%, 10/01/28(a)(b)	317	299,791
U.S. Steel Corp.
6.65%, 06/01/37	87	84,523
6.88%, 03/01/29(a)	128	128,445
		3,383,856
Leisure Time — 3.1%
Acushnet Co., 7.38%, 10/15/28(b)	105	108,652
Amer Sports Co., 6.75%, 02/16/31(a)(b)	235	237,689
Carnival Corp.
5.75%, 03/01/27(b)	775	772,261
5.75%, 03/15/30(b)	285	282,995
6.00%, 05/01/29(b)	575	571,612
6.13%, 02/15/33(a)(b)	575	570,138
Life Time Inc., 6.00%, 11/15/31(b)	145	144,545
Security	Par (000)	Value
Leisure Time (continued)
NCL Corp. Ltd.
5.88%, 02/15/27(b)	$290	$288,647
8.13%, 01/15/29(b)	192	201,066
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	143	137,059
4.25%, 07/01/26(a)(b)	192	189,374
5.38%, 07/15/27(b)	291	290,660
5.50%, 08/31/26(b)	264	264,126
5.50%, 04/01/28(b)	418	417,571
5.63%, 09/30/31(b)	450	446,541
6.00%, 02/01/33(b)	570	571,569
6.25%, 03/15/32(b)	362	367,426
7.50%, 10/15/27(a)	85	89,513
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)	104	102,957
VOC Escrow Ltd., 5.00%, 02/15/28(b)	198	194,197
		6,248,598
Lodging — 2.4%
Boyd Gaming Corp.
4.75%, 12/01/27	285	279,149
4.75%, 06/15/31(b)	267	248,920
Genting New York LLC/GENNY Capital Inc., 7.25%, 10/01/29(b)	175	174,883
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(b)	430	380,371
3.75%, 05/01/29(b)	233	219,063
4.00%, 05/01/31(b)	319	292,556
4.88%, 01/15/30	286	280,264
5.75%, 05/01/28(a)(b)	145	145,099
5.88%, 04/01/29(b)	165	166,711
5.88%, 03/15/33(a)(b)	283	282,855
6.13%, 04/01/32(b)	135	136,796
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.63%, 01/15/32(b)	268	262,594
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	175	174,353
MGM Resorts International
4.63%, 09/01/26	110	109,083
4.75%, 10/15/28	223	215,026
5.50%, 04/15/27	180	179,455
6.13%, 09/15/29(a)	250	248,869
6.50%, 04/15/32(a)	222	218,761
Travel & Leisure Co.
4.50%, 12/01/29(a)(b)	190	178,079
4.63%, 03/01/30(b)	74	68,911
6.00%, 04/01/27	120	120,675
6.63%, 07/31/26(b)	193	194,351
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28(b)	130	124,868
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)	230	227,642
		4,929,334
Machinery — 0.8%
ATS Corp., 4.13%, 12/15/28(b)	95	88,148
BWX Technologies Inc.
4.13%, 06/30/28(b)	118	113,357
4.13%, 04/15/29(b)	118	112,196
Chart Industries Inc., 7.50%, 01/01/30(a)(b)	430	446,120
Esab Corp., 6.25%, 04/15/29(b)	210	213,072
Mueller Water Products Inc., 4.00%, 06/15/29(b)	125	117,359
71
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
Terex Corp.
5.00%, 05/15/29(b)	$177	$169,296
6.25%, 10/15/32(a)(b)	220	210,549
Vertiv Group Corp., 4.13%, 11/15/28(a)(b)	251	242,405
		1,712,502
Manufacturing — 0.6%
Amsted Industries Inc.
4.63%, 05/15/30(b)	119	112,482
6.38%, 03/15/33(b)	150	150,675
Axon Enterprise Inc.
6.13%, 03/15/30(a)(b)	276	280,804
6.25%, 03/15/33(b)	220	224,230
Hillenbrand Inc.
3.75%, 03/01/31(a)	95	82,480
5.00%, 09/15/26	101	99,519
6.25%, 02/15/29(a)	135	134,211
Trinity Industries Inc., 7.75%, 07/15/28(b)	160	164,976
		1,249,377
Media — 5.7%
AMC Networks Inc., 10.25%, 01/15/29(a)(b)	250	256,856
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)(b)	473	427,367
4.25%, 01/15/34(a)(b)	314	264,510
4.50%, 08/15/30(b)	445	413,220
4.50%, 05/01/32	469	416,697
4.50%, 06/01/33(a)(b)	275	239,269
4.75%, 03/01/30(b)	485	457,857
4.75%, 02/01/32(a)(b)	190	171,942
5.00%, 02/01/28(b)	397	387,335
5.13%, 05/01/27(b)	525	517,818
5.38%, 06/01/29(b)	241	235,743
5.50%, 05/01/26(b)	124	123,831
6.38%, 09/01/29(a)(b)	239	241,141
7.38%, 03/01/31(b)	172	177,151
Directv Financing LLC, 8.88%, 02/01/30(a)(b)	220	209,920
Directv Financing LLC/Directv Financing Co-Obligor Inc.
5.88%, 08/15/27(b)	959	926,848
10.00%, 02/15/31(b)	600	568,197
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	290	273,083
5.63%, 07/15/27(b)	452	447,774
Paramount Global
6.25%, 02/28/57(c)	185	170,751
6.38%, 03/30/62, (5-year CMT + 3.999%)(a)(c)	270	259,720
Sirius XM Radio Inc.
3.13%, 09/01/26(b)	290	282,197
3.88%, 09/01/31(a)(b)	433	371,553
4.00%, 07/15/28(b)	560	526,807
4.13%, 07/01/30(a)(b)	427	382,059
5.00%, 08/01/27(a)(b)	434	428,781
5.50%, 07/01/29(b)	369	359,270
Sunrise FinCo I BV, 4.88%, 07/15/31(b)	367	336,539
TEGNA Inc.
4.63%, 03/15/28	260	248,423
5.00%, 09/15/29(a)	324	301,798
Virgin Media Secured Finance PLC
4.50%, 08/15/30(b)	270	242,708
5.50%, 05/15/29(b)	415	399,568
VZ Secured Financing BV, 5.00%, 01/15/32(b)	450	392,691
Security	Par (000)	Value
Media (continued)
Ziggo BV, 4.88%, 01/15/30(b)	$285	$262,383
		11,721,807
Metal Fabricate & Hardware — 0.2%
Advanced Drainage Systems Inc.
5.00%, 09/30/27(b)	85	84,058
6.38%, 06/15/30(b)	150	152,314
Vallourec SACA, 7.50%, 04/15/32(b)	250	258,833
		495,205
Mining — 1.6%
Alcoa Nederland Holding BV
4.13%, 03/31/29(b)	145	134,695
7.13%, 03/15/31(b)	225	231,809
Alumina Pty. Ltd.
6.13%, 03/15/30(b)	145	143,789
6.38%, 09/15/32(b)	155	150,939
Arsenal AIC Parent LLC, 8.00%, 10/01/30(b)	181	187,401
Constellium SE
3.75%, 04/15/29(b)	145	133,247
5.63%, 06/15/28(b)	100	98,400
6.38%, 08/15/32(b)	105	103,362
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/31(b)	430	389,164
4.50%, 09/15/27(b)	180	175,585
FMG Resources August Pty. Ltd.
5.88%, 04/15/30(b)	207	204,653
6.13%, 04/15/32(b)	237	233,562
Novelis Corp.
3.25%, 11/15/26(b)	220	213,360
3.88%, 08/15/31(b)	219	189,015
4.75%, 01/30/30(b)	455	423,098
Novelis Inc., 6.88%, 01/30/30(a)(b)	217	220,127
Perenti Finance Pty Ltd., 7.50%, 04/26/29(b)	105	108,938
		3,341,144
Office & Business Equipment — 0.1%
Zebra Technologies Corp., 6.50%, 06/01/32(b)	147	147,684
Office Furnishings — 0.1%
Steelcase Inc., 5.13%, 01/18/29	109	103,572
Oil & Gas — 5.9%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(b)	108	104,796
6.63%, 10/15/32(b)	180	178,112
Baytex Energy Corp.
7.38%, 03/15/32(b)	166	143,119
8.50%, 04/30/30(a)(b)	235	218,370
Chord Energy Corp., 6.75%, 03/15/33(a)(b)	225	219,012
Civitas Resources Inc.
5.00%, 10/15/26(b)	117	113,605
8.38%, 07/01/28(b)	389	382,170
8.63%, 11/01/30(b)	290	279,501
8.75%, 07/01/31(a)(b)	390	370,706
CNX Resources Corp.
6.00%, 01/15/29(b)	135	130,973
7.25%, 03/01/32(b)	170	169,904
7.38%, 01/15/31(b)	150	150,151
Crescent Energy Finance LLC
7.38%, 01/15/33(a)(b)	293	259,310
7.63%, 04/01/32(b)	318	288,937
9.25%, 02/15/28(b)	275	277,930
Schedule of Investments
72

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)	$165	$157,742
Energean PLC, 6.50%, 04/30/27(b)	135	132,300
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(b)	177	165,725
6.00%, 04/15/30(b)	143	130,582
6.00%, 02/01/31(b)	177	158,871
6.25%, 11/01/28(b)	173	167,405
6.25%, 04/15/32(b)	139	120,912
6.88%, 05/15/34(b)	147	124,922
7.25%, 02/15/35(b)	286	249,170
8.38%, 11/01/33(b)	170	161,663
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(b)	225	225,215
Matador Resources Co.
6.25%, 04/15/33(a)(b)	225	212,377
6.50%, 04/15/32(b)	266	256,216
6.88%, 04/15/28(b)	136	135,244
MEG Energy Corp., 5.88%, 02/01/29(b)	178	171,731
Murphy Oil Corp.
5.88%, 12/01/42	90	65,977
6.00%, 10/01/32(a)	175	159,211
Noble Finance II LLC, 8.00%, 04/15/30(b)	406	386,824
Parkland Corp.
4.50%, 10/01/29(a)(b)	238	224,379
4.63%, 05/01/30(b)	240	225,894
5.88%, 07/15/27(b)	145	143,749
6.63%, 08/15/32(a)(b)	146	145,328
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	238	209,988
7.88%, 09/15/30(a)(b)	145	119,287
9.88%, 03/15/30(b)	230	202,445
Permian Resources Operating LLC
5.88%, 07/01/29(b)	180	175,781
6.25%, 02/01/33(a)(b)	285	278,701
7.00%, 01/15/32(b)	295	296,974
8.00%, 04/15/27(b)	170	172,986
9.88%, 07/15/31(b)	93	100,703
Range Resources Corp.
4.75%, 02/15/30(b)	148	139,918
8.25%, 01/15/29	175	179,217
Seadrill Finance Ltd., 8.38%, 08/01/30(b)	175	163,878
SM Energy Co.
6.50%, 07/15/28	120	115,024
6.63%, 01/15/27	123	120,855
6.75%, 09/15/26	95	94,131
6.75%, 08/01/29(a)(b)	220	205,398
7.00%, 08/01/32(a)(b)	225	207,422
Sunoco LP
6.25%, 07/01/33(b)	290	289,610
7.00%, 05/01/29(b)	195	200,492
7.25%, 05/01/32(b)	221	229,180
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29(a)	237	224,539
4.50%, 04/30/30	213	200,447
5.88%, 03/15/28	90	89,567
6.00%, 04/15/27	155	154,489
7.00%, 09/15/28(b)	143	146,460
Valaris Ltd., 8.38%, 04/30/30(b)	316	296,088
Security	Par (000)	Value
Oil & Gas (continued)
Viper Energy Inc.
5.38%, 11/01/27(b)	$125	$124,345
7.38%, 11/01/31(b)	118	122,499
		12,068,457
Oil & Gas Services — 1.0%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(b)	237	236,596
6.63%, 09/01/32(b)	204	202,852
6.88%, 04/01/27(b)	10	9,986
Bristow Group Inc., 6.88%, 03/01/28(a)(b)	110	106,716
Enerflex Ltd., 9.00%, 10/15/27(a)(b)	166	169,781
Helix Energy Solutions Group Inc., 9.75%, 03/01/29(b)	95	96,159
Kodiak Gas Services LLC, 7.25%, 02/15/29(a)(b)	219	222,425
Oceaneering International Inc., 6.00%, 02/01/28	95	90,319
TGS ASA, 8.50%, 01/15/30(b)	160	158,400
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27	15	14,873
7.13%, 03/15/29(b)	295	297,859
Weatherford International Ltd., 8.63%, 04/30/30(a)(b)	445	441,087
		2,047,053
Packaging & Containers — 1.9%
Ball Corp.
2.88%, 08/15/30(a)	362	320,514
3.13%, 09/15/31(a)	245	213,999
6.00%, 06/15/29	285	290,813
6.88%, 03/15/28	220	225,331
Berry Global Inc., 5.63%, 07/15/27(b)	135	134,879
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28(b)	130	126,721
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(b)	155	156,138
6.75%, 04/15/32(b)	129	131,903
6.88%, 01/15/30(b)	155	157,487
Crown Americas LLC, 5.25%, 04/01/30(a)	150	149,664
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	118	116,335
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	100	102,840
Graphic Packaging International LLC
3.50%, 03/15/28(b)	125	117,956
3.50%, 03/01/29(b)	100	92,971
3.75%, 02/01/30(a)(b)	115	105,692
4.75%, 07/15/27(b)	90	88,510
6.38%, 07/15/32(a)(b)	125	125,615
OI European Group BV, 4.75%, 02/15/30(b)	105	97,214
Sealed Air Corp.
4.00%, 12/01/27(b)	126	121,564
5.00%, 04/15/29(b)	125	121,552
6.50%, 07/15/32(a)(b)	110	111,884
6.88%, 07/15/33(b)	132	137,029
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(a)(b)	230	231,698
7.25%, 02/15/31(a)(b)	125	130,169
Silgan Holdings Inc., 4.13%, 02/01/28	169	162,306
TriMas Corp., 4.13%, 04/15/29(b)	110	102,909
		3,873,693
Pharmaceuticals — 1.2%
180 Medical Inc., 3.88%, 10/15/29(b)	150	140,471
73
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
CVS Health Corp.
6.75%, 12/10/54, (5-year CMT + 2.516%)(c)	$222	$220,505
7.00%, 03/10/55, (5-year CMT + 2.886%)(c)	620	627,160
HLF Financing SARL LLC/Herbalife International Inc., 12.25%, 04/15/29(b)	232	246,170
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	450	427,060
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(b)	600	565,901
6.75%, 05/15/34(b)	155	146,156
Owens & Minor Inc., 10.00%, 04/15/30(b)	106	109,404
		2,482,827
Pipelines — 5.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(b)	210	204,940
5.75%, 03/01/27(b)	195	194,297
5.75%, 01/15/28(b)	192	190,849
6.63%, 02/01/32(a)(b)	177	178,830
Buckeye Partners LP
3.95%, 12/01/26	175	170,603
4.13%, 12/01/27(a)	121	116,254
4.50%, 03/01/28(b)	135	130,149
5.60%, 10/15/44	90	73,738
5.85%, 11/15/43	105	88,160
6.75%, 02/01/30(b)	148	150,591
6.88%, 07/01/29(a)(b)	175	178,297
CNX Midstream Partners LP, 4.75%, 04/15/30(b)	120	110,457
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(b)	416	399,207
7.50%, 12/15/33(b)	145	152,567
DT Midstream Inc.
4.13%, 06/15/29(b)	329	308,776
4.38%, 06/15/31(b)	295	271,706
Energy Transfer LP
7.13%, 10/01/54, (5-year CMT + 2.829%)(c)	100	99,297
8.00%, 05/15/54, (5-year CMT + 4.020%)(c)	236	244,954
Excelerate Energy LP, 8.00%, 05/15/30(b)	115	116,820
Harvest Midstream I LP
7.50%, 09/01/28(b)	230	232,804
7.50%, 05/15/32(b)	150	152,658
Hess Midstream Operations LP
4.25%, 02/15/30(b)	207	194,310
5.13%, 06/15/28(b)	164	160,554
5.50%, 10/15/30(b)	120	117,169
5.88%, 03/01/28(b)	230	230,483
6.50%, 06/01/29(b)	181	183,818
Kinetik Holdings LP
5.88%, 06/15/30(a)(b)	295	288,230
6.63%, 12/15/28(a)(b)	310	312,266
Northriver Midstream Finance LP, 6.75%, 07/15/32(b)	182	180,856
NuStar Logistics LP
5.63%, 04/28/27	163	162,462
6.00%, 06/01/26	149	149,045
6.38%, 10/01/30(a)	180	182,754
Rockies Express Pipeline LLC
4.80%, 05/15/30(b)	105	98,375
4.95%, 07/15/29(a)(b)	155	148,167
6.75%, 03/15/33(a)(b)	150	152,405
6.88%, 04/15/40(b)	140	132,162
7.50%, 07/15/38(b)	80	78,498
Security	Par (000)	Value
Pipelines (continued)
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.667%)(a)(b)(c)	$192	$188,721
7.63%, 03/01/55, (5-year CMT + 3.949%)(a)(b)(c)	120	119,880
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(b)	350	295,207
6.25%, 01/15/30(b)	290	290,080
3.88%, 08/15/29(b)	356	326,034
4.13%, 08/15/31(b)	370	332,391
Venture Global LNG Inc.
7.00%, 01/15/30(b)	438	412,596
8.13%, 06/01/28(a)(b)	617	612,726
8.38%, 06/01/31(b)	635	612,341
9.50%, 02/01/29(b)	862	893,233
9.88%, 02/01/32(b)	592	601,095
		11,221,812
Real Estate — 0.6%
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)(b)	188	188,877
8.88%, 09/01/31(b)	115	123,028
Greystar Real Estate Partners LLC, 7.75%, 09/01/30(b)	120	126,015
Howard Hughes Corp. (The)
4.13%, 02/01/29(b)	168	153,893
4.38%, 02/01/31(b)	195	172,918
5.38%, 08/01/28(b)	227	218,712
Newmark Group Inc., 7.50%, 01/12/29	125	130,682
		1,114,125
Real Estate Investment Trusts — 3.6%
Brandywine Operating Partnership LP
3.95%, 11/15/27(a)	118	111,216
4.55%, 10/01/29(a)	100	91,241
8.30%, 03/15/28	100	103,366
8.88%, 04/12/29	115	120,605
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(b)	109	106,053
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)	150	140,926
Iron Mountain Inc.
4.50%, 02/15/31(b)	318	294,602
4.88%, 09/15/27(b)	300	295,771
4.88%, 09/15/29(a)(b)	287	276,403
5.00%, 07/15/28(a)(b)	147	143,738
5.25%, 03/15/28(b)	248	244,179
5.25%, 07/15/30(b)	375	363,399
5.63%, 07/15/32(a)(b)	166	160,991
6.25%, 01/15/33(b)	345	344,369
7.00%, 02/15/29(b)	275	282,454
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(b)	220	205,540
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(b)	175	170,487
4.75%, 06/15/29(b)	190	181,871
7.00%, 07/15/31(b)	145	148,988
Necessity Retail REIT Inc./American Finance Operating Partner LP (The), 4.50%, 09/30/28(b)	148	139,557
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(b)	203	190,042
5.88%, 10/01/28(b)	215	209,810
Schedule of Investments
74

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
7.00%, 02/01/30(b)	$160	$160,142
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(b)	175	167,458
4.75%, 10/15/27	205	201,170
6.50%, 04/01/32(b)	272	271,092
7.25%, 07/15/28(b)	118	121,268
RLJ Lodging Trust LP
3.75%, 07/01/26(b)	140	137,262
4.00%, 09/15/29(b)	148	133,760
SBA Communications Corp.
3.13%, 02/01/29	444	411,355
3.88%, 02/15/27	442	432,407
Starwood Property Trust Inc.
3.63%, 07/15/26(b)	120	117,138
4.38%, 01/15/27(a)(b)	148	145,182
6.00%, 04/15/30(a)(b)	110	108,732
6.50%, 07/01/30(a)(b)	150	150,870
6.50%, 10/15/30(b)	95	95,853
7.25%, 04/01/29(b)	170	176,294
Vornado Realty LP
2.15%, 06/01/26	100	96,420
3.40%, 06/01/31	105	89,400
		7,341,411
Retail — 4.3%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(b)	190	177,608
3.88%, 01/15/28(b)	435	417,686
5.63%, 09/15/29(b)	153	152,494
6.13%, 06/15/29(b)	348	353,504
Academy Ltd., 6.00%, 11/15/27(b)	100	99,819
Advance Auto Parts Inc.
1.75%, 10/01/27	105	94,396
3.50%, 03/15/32(a)	94	78,557
3.90%, 04/15/30(a)	145	130,436
5.95%, 03/09/28	89	88,264
Asbury Automotive Group Inc.
4.50%, 03/01/28	120	116,163
4.63%, 11/15/29(b)	215	202,179
4.75%, 03/01/30	120	112,223
5.00%, 02/15/32(b)	180	164,040
Bath & Body Works Inc.
5.25%, 02/01/28	135	134,209
6.63%, 10/01/30(b)	250	254,402
6.69%, 01/15/27	82	83,553
6.75%, 07/01/36	170	167,254
6.88%, 11/01/35(a)	212	212,044
7.50%, 06/15/29(a)	124	126,432
Beacon Roofing Supply Inc., 6.75%, 04/30/32(b)	160	160,414
FirstCash Inc.
4.63%, 09/01/28(b)	150	145,445
5.63%, 01/01/30(b)	140	137,649
6.88%, 03/01/32(a)(b)	140	143,237
Gap Inc. (The)
3.63%, 10/01/29(b)	215	194,390
3.88%, 10/01/31(b)	216	185,053
Group 1 Automotive Inc.
4.00%, 08/15/28(b)	180	171,121
6.38%, 01/15/30(b)	150	151,533
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(b)	220	219,439
Security	Par (000)	Value
Retail (continued)
Kohl's Corp.
4.63%, 05/01/31(a)	$145	$90,805
5.55%, 07/17/45(a)	125	59,387
Lithia Motors Inc.
3.88%, 06/01/29(a)(b)	236	219,126
4.38%, 01/15/31(a)(b)	165	151,571
4.63%, 12/15/27(b)	123	119,430
Macy's Retail Holdings LLC
4.30%, 02/15/43	80	47,962
4.50%, 12/15/34(a)	108	82,169
5.13%, 01/15/42	64	41,985
5.88%, 04/01/29(b)	98	92,934
5.88%, 03/15/30(a)(b)	126	117,343
6.13%, 03/15/32(a)(b)	126	113,450
Murphy Oil USA Inc.
3.75%, 02/15/31(b)	138	124,379
4.75%, 09/15/29	147	141,657
5.63%, 05/01/27	88	87,614
Nordstrom Inc.
4.00%, 03/15/27	90	85,955
4.25%, 08/01/31	126	107,201
4.38%, 04/01/30	145	128,430
5.00%, 01/15/44(a)	275	192,635
6.95%, 03/15/28	90	90,652
Penske Automotive Group Inc., 3.75%, 06/15/29	145	134,432
Sally Holdings LLC/Sally Capital Inc., 6.75%, 03/01/32(a)	176	177,277
Sonic Automotive Inc.
4.63%, 11/15/29(a)(b)	192	180,098
4.88%, 11/15/31(a)(b)	131	119,599
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29(b)	180	168,064
Vivo Energy Investments BV, 5.13%, 09/24/27(b)	105	101,992
Yum! Brands Inc.
3.63%, 03/15/31	244	220,071
4.63%, 01/31/32(a)	325	305,928
4.75%, 01/15/30(b)	238	230,991
5.35%, 11/01/43	80	73,370
5.38%, 04/01/32	286	281,050
6.88%, 11/15/37	100	103,913
		8,865,014
Semiconductors — 0.7%
Amkor Technology Inc., 6.63%, 09/15/27(b)	155	154,852
Entegris Inc.
3.63%, 05/01/29(a)(b)	113	104,043
4.38%, 04/15/28(b)	120	115,967
4.75%, 04/15/29(b)	454	441,802
5.95%, 06/15/30(a)(b)	263	262,451
ON Semiconductor Corp., 3.88%, 09/01/28(b)	190	179,605
Synaptics Inc., 4.00%, 06/15/29(b)	120	110,932
		1,369,652
Software — 1.3%
Camelot Finance SA, 4.50%, 11/01/26(b)	185	182,282
Clarivate Science Holdings Corp., 3.88%, 07/01/28(b)	276	260,438
Elastic NV, 4.13%, 07/15/29(b)	170	160,443
Fair Isaac Corp.
4.00%, 06/15/28(b)	267	256,047
5.25%, 05/15/26(a)(b)	120	119,684
75
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® BB Rated Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Open Text Corp.
3.88%, 02/15/28(a)(b)	$266	$254,255
3.88%, 12/01/29(b)	239	220,214
Open Text Holdings Inc.
4.13%, 02/15/30(a)(b)	237	219,006
4.13%, 12/01/31(b)	183	163,658
PTC Inc., 4.00%, 02/15/28(b)	145	140,038
RingCentral Inc., 8.50%, 08/15/30(b)	113	118,795
ROBLOX Corp., 3.88%, 05/01/30(b)	300	277,621
Twilio Inc.
3.63%, 03/15/29(a)	130	121,889
3.88%, 03/15/31	150	136,278
		2,630,648
Telecommunications — 3.6%
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55, (5-year CMT + 2.390%)(c)	290	289,661
7.00%, 09/15/55, (5-year CMT + 2.363%)(c)	370	367,166
British Telecommunications PLC
4.25%, 11/23/81, (5-year CMT + 2.985%)(b)(c)	155	150,302
4.88%, 11/23/81, (5-year CMT + 3.493%)(b)(c)	150	135,437
Ciena Corp., 4.00%, 01/31/30(b)	119	110,207
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(a)(b)	878	863,616
Millicom International Cellular SA
4.50%, 04/27/31(b)	225	200,394
5.13%, 01/15/28(b)	113	110,616
6.25%, 03/25/29(b)	198	195,709
7.38%, 04/02/32(b)	130	131,557
Optics Bidco SpA
Series 2033, 6.38%, 11/15/33(b)	150	143,138
Series 2034, 6.00%, 09/30/34(b)	150	138,521
Series 2036, 7.20%, 07/18/36(b)	145	139,253
Series 2038, 7.72%, 06/04/38(b)	150	148,684
Rogers Communications Inc.
5.25%, 03/15/82, (5-year CMT + 3.590%)(b)(c)	222	216,165
7.00%, 04/15/55, (5-year CMT + 2.653%)(c)	325	327,426
7.13%, 04/15/55, (5-year CMT + 2.620%)(c)	285	283,967
Telecom Italia Capital SA
6.00%, 09/30/34(a)	131	126,439
6.38%, 11/15/33(a)	145	144,874
7.20%, 07/18/36	150	153,569
7.72%, 06/04/38	151	157,351
U.S. Cellular Corp., 6.70%, 12/15/33	160	173,202
Viasat Inc., 5.63%, 04/15/27(b)	177	173,399
Viavi Solutions Inc., 3.75%, 10/01/29(b)	120	109,949
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(b)	400	348,979
4.75%, 07/15/31(b)	405	355,945
7.75%, 04/15/32(b)	220	221,972
Vodafone Group PLC
3.25%, 06/04/81, (5-year CMT + 2.447%)(c)	150	144,664
4.13%, 06/04/81, (5-year CMT + 2.767%)(c)	300	266,522
5.13%, 06/04/81, (5-year CMT + 3.073%)(c)	285	211,891
7.00%, 04/04/79, (5-year USD Swap + 4.873%)(c)	539	553,795
Zegona Finance PLC, 8.63%, 07/15/29(b)	270	287,123
		7,381,493
Transportation — 0.7%
Danaos Corp., 8.50%, 03/01/28(b)	80	81,034
Security	Par (000)	Value
Transportation (continued)
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29(a)(b)	$185	$171,065
Genesee & Wyoming Inc., 6.25%, 04/15/32(a)(b)	210	212,772
Rand Parent LLC, 8.50%, 02/15/30(b)	243	225,963
RXO Inc., 7.50%, 11/15/27(b)	110	111,807
Stonepeak Nile Parent LLC, 7.25%, 03/15/32(a)(b)	155	157,364
XPO CNW Inc., 6.70%, 05/01/34	88	89,167
XPO Inc.
7.13%, 06/01/31(a)(b)	127	130,022
7.13%, 02/01/32(a)(b)	171	175,167
		1,354,361
Trucking & Leasing — 0.5%
Fortress Transportation and Infrastructure Investors LLC
5.88%, 04/15/33(b)	140	133,960
7.00%, 05/01/31(b)	199	202,340
7.00%, 06/15/32(b)	217	219,887
7.88%, 12/01/30(a)(b)	150	156,818
5.50%, 05/01/28(b)	292	286,760
		999,765
Total Long-Term Investments — 97.4% (Cost: $201,338,672)		199,219,869
	Shares
Short-Term Securities
Money Market Funds — 20.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(f)(g)(h)	41,093,044	41,109,481
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(f)(g)	600,000	600,000
Total Short-Term Securities — 20.4% (Cost: $41,689,323)		41,709,481
Total Investments — 117.8% (Cost: $243,027,995)		240,929,350
Liabilities in Excess of Other Assets — (17.8)%		(36,483,654)
Net Assets — 100.0%		$204,445,696

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Perpetual security with no stated maturity date.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
76

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® BB Rated Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$60,422,970	$—	$(19,290,131)(a)	$(6,332)	$(17,026)	$41,109,481	41,093,044	$85,370 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	830,000	—	(230,000)(a)	—	—	600,000	600,000	52,609	—
				$(6,332)	$(17,026)	$41,709,481		$137,979	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$199,219,869	$—	$199,219,869
Short-Term Securities
Money Market Funds	41,709,481	—	—	41,709,481
	$41,709,481	$199,219,869	$—	$240,929,350
See notes to financial statements.
77
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2025
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Convertible Bonds
Aerospace & Defense — 0.7%
Rocket Lab USA Inc., 4.25%, 02/01/29(a)	$3,500	$15,178,692
Virgin Galactic Holdings Inc., 2.50%, 02/01/27(a)	3,938	1,193,591
		16,372,283
Airlines — 0.7%
American Airlines Group Inc., 6.50%, 07/01/25	9,829	9,830,131
JetBlue Airways Corp.
0.50%, 04/01/26	3,306	3,115,041
2.50%, 09/01/29(a)	4,475	4,026,704
		16,971,876
Auto Manufacturers — 3.8%
Fisker Inc., 2.50%, 09/15/26(a)(b)(c)	9,875	39,833
Ford Motor Co., 0.00% 03/15/26(d)	22,715	22,317,869
Li Auto Inc., 0.25%, 05/01/28	8,425	9,638,526
Lucid Group Inc.
1.25%, 12/15/26(a)	13,866	12,063,644
5.00%, 04/01/30(a)	8,000	8,171,280
NIO Inc.
3.88%, 10/15/29	5,750	4,321,834
4.63%, 10/15/30	5,350	3,773,518
Rivian Automotive Inc.
3.63%, 10/15/30	16,800	15,153,012
4.63%, 03/15/29	14,900	15,160,987
		90,640,503
Biotechnology — 5.4%
Alnylam Pharmaceuticals Inc., 1.00%, 09/15/27	10,125	11,597,824
ANI Pharmaceuticals Inc., 2.25%, 09/01/29(a)	3,075	3,632,209
BioMarin Pharmaceutical Inc., 1.25%, 05/15/27	5,828	5,474,946
Bridgebio Pharma Inc.
1.75%, 03/01/31(a)	5,800	6,351,015
2.25%, 02/01/29	7,450	6,819,443
2.50%, 03/15/27	5,470	6,546,440
Cytokinetics Inc., 3.50%, 07/01/27	5,250	6,159,582
Guardant Health Inc.
0.00%, 11/15/27(d)	4,890	4,298,989
1.25%, 02/15/31	5,825	6,382,314
Halozyme Therapeutics Inc.
0.25%, 03/01/27	7,860	8,237,898
1.00%, 08/15/28	7,125	8,917,706
Immunocore Holdings PLC, 2.50%, 02/01/30	3,875	3,285,080
Innoviva Inc., 2.13%, 03/15/28	2,500	2,425,978
Insmed Inc., 0.75%, 06/01/28	5,699	12,828,197
Ionis Pharmaceuticals Inc.
0.00%, 04/01/26(d)	6,217	6,116,812
1.75%, 06/15/28	5,675	5,535,032
Livongo Health Inc., 0.88%, 06/01/25	5,100	5,063,147
NeoGenomics Inc., 0.25%, 01/15/28	3,279	2,766,293
PTC Therapeutics Inc., 1.50%, 09/15/26	2,650	3,057,146
Sarepta Therapeutics Inc., 1.25%, 09/15/27	11,300	10,712,633
Travere Therapeutics Inc., 2.25%, 03/01/29	3,125	3,146,797
		129,355,481
Coal — 0.1%
Peabody Energy Corp., 3.25%, 03/01/28	3,175	3,179,428
Commercial Services — 3.0%
Affirm Holdings Inc., 0.75%, 12/15/29(a)	9,070	8,205,150
Alarm.com Holdings Inc.
0.00%, 01/15/26(d)	5,016	4,824,922
2.25%, 06/01/29(a)	4,925	4,721,795
Security	Par (000)	Value
Commercial Services (continued)
Block Inc.
0.00%, 05/01/26(d)	$5,675	$5,396,090
0.25%, 11/01/27	5,604	4,961,573
Global Payments Inc., 1.50%, 03/01/31	19,613	17,449,410
Repay Holdings Corp., 2.88%, 07/15/29(a)	2,800	2,185,021
Shift4 Payments Inc.
0.00%, 12/15/25(d)	6,810	7,750,810
0.50%, 08/01/27	6,225	6,358,399
Stride Inc., 1.13%, 09/01/27	4,208	11,560,645
		73,413,815
Computers — 5.8%
Lumentum Holdings Inc.
0.50%, 12/15/26	10,471	10,798,808
0.50%, 06/15/28	8,450	7,773,227
1.50%, 12/15/29	5,895	6,733,535
Okta Inc.
0.13%, 09/01/25	4,970	4,878,655
0.38%, 06/15/26	3,477	3,334,022
PAR Technology Corp., 1.50%, 10/15/27	2,246	2,357,674
Parsons Corp., 2.63%, 03/01/29	7,850	8,318,449
Rapid7 Inc.
0.25%, 03/15/27	5,705	5,218,809
1.25%, 03/15/29	3,025	2,580,982
Seagate HDD Cayman, 3.50%, 06/01/28	14,775	18,698,338
Super Micro Computer Inc.
2.25%, 07/15/28(a)	6,850	6,700,853
3.50%, 03/01/29	17,028	15,673,735
Varonis Systems Inc.
1.00%, 09/15/29(a)	4,450	4,195,562
1.25%, 08/15/25	2,558	3,594,821
Western Digital Corp., 3.00%, 11/15/28	15,765	21,406,624
Zscaler Inc., 0.13%, 07/01/25	11,307	16,965,095
		139,229,189
Cosmetics & Personal Care — 0.2%
Beauty Health Co. (The), 1.25%, 10/01/26(a)	5,071	4,038,171
Diversified Financial Services — 2.7%
Coinbase Global Inc.
0.25%, 04/01/30	12,575	12,500,319
0.50%, 06/01/26	12,500	12,525,413
Qifu Technology Inc., 0.50%, 04/01/30(a)	6,800	6,529,678
SoFi Technologies Inc.
0.00%, 10/15/26(a)(d)	4,018	4,049,533
1.25%, 03/15/29(a)	8,600	13,061,122
Upstart Holdings Inc.
0.25%, 08/15/26	2,725	2,515,565
1.00%, 11/15/30(a)	5,011	4,200,575
2.00%, 10/01/29(a)	4,275	5,595,646
WisdomTree Inc., 3.25%, 08/15/29(a)	3,000	2,987,506
		63,965,357
Electric — 8.0%
Alliant Energy Corp., 3.88%, 03/15/26	5,725	6,018,912
CenterPoint Energy Inc., 4.25%, 08/15/26	9,800	11,067,634
CMS Energy Corp., 3.38%, 05/01/28	7,875	8,724,062
Duke Energy Corp., 4.13%, 04/15/26	17,106	18,666,058
Evergy Inc., 4.50%, 12/15/27	13,789	16,316,038
FirstEnergy Corp., 4.00%, 05/01/26	14,853	15,385,198
NextEra Energy Capital Holdings Inc., 3.00%, 03/01/27	9,779	10,951,798
Ormat Technologies Inc., 2.50%, 07/15/27	4,125	4,284,930
Schedule of Investments
78

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
PG&E Corp., 4.25%, 12/01/27	$21,219	$22,090,933
Pinnacle West Capital Corp., 4.75%, 06/15/27(a)	5,075	5,742,281
PPL Capital Funding Inc., 2.88%, 03/15/28	9,862	11,250,070
Southern Co. (The)
3.88%, 12/15/25	17,025	19,122,221
4.50%, 06/15/27(a)	14,825	16,476,059
TXNM Energy Inc., 5.75%, 06/01/54(a)	5,425	6,762,221
WEC Energy Group Inc.
4.38%, 06/01/27(a)	8,475	9,972,475
4.38%, 06/01/29(a)	8,575	10,299,061
		193,129,951
Electronics — 1.2%
Advanced Energy Industries Inc., 2.50%, 09/15/28	5,675	5,949,241
Itron Inc.
0.00%, 03/15/26(d)	4,575	4,816,027
1.38%, 07/15/30(a)	7,900	8,624,334
OSI Systems Inc., 2.25%, 08/01/29(a)	3,375	4,285,960
Vishay Intertechnology Inc., 2.25%, 09/15/30	7,300	6,082,864
		29,758,426
Energy - Alternate Sources — 1.4%
Array Technologies Inc., 1.00%, 12/01/28	3,926	2,710,272
Enphase Energy Inc.
0.00%, 03/01/26(d)	6,268	5,956,818
0.00%, 03/01/28(d)	5,594	4,687,141
Fluence Energy Inc., 2.25%, 06/15/30(a)	3,725	1,727,839
NextEra Energy Partners LP
0.00%, 11/15/25(a)(d)	4,245	4,068,786
2.50%, 06/15/26(a)	4,725	4,469,140
SolarEdge Technologies Inc.
0.00%, 09/15/25(d)	3,485	3,310,176
2.25%, 07/01/29(a)	3,325	2,191,914
Stem Inc., 0.50%, 12/01/28(a)	2,503	616,055
Sunnova Energy International Inc.
0.25%, 12/01/26(b)(c)	4,600	198,132
2.63%, 02/15/28(b)(c)	4,525	196,310
Sunrun Inc., 4.00%, 03/01/30	4,567	3,325,825
		33,458,408
Engineering & Construction — 0.7%
Fluor Corp., 1.13%, 08/15/29	5,595	5,902,865
Granite Construction Inc.
3.25%, 06/15/30(a)	3,750	4,725,426
3.75%, 05/15/28	3,710	6,817,779
		17,446,070
Entertainment — 2.7%
Cinemark Holdings Inc., 4.50%, 08/15/25	4,490	9,407,700
DraftKings Holdings Inc., 0.00% 03/15/28(d)	12,450	10,934,965
Live Nation Entertainment Inc.
2.88%, 01/15/30(a)	10,903	11,257,085
3.13%, 01/15/29	9,815	13,827,100
Marriott Vacations Worldwide Corp.
0.00%, 01/15/26(d)	5,780	5,522,722
3.25%, 12/15/27	5,675	5,178,202
Penn Entertainment Inc., 2.75%, 05/15/26	3,264	3,326,060
Vail Resorts Inc., 0.00% 01/01/26(d)	5,242	5,039,985
		64,493,819
Environmental Control — 0.2%
Tetra Tech Inc., 2.25%, 08/15/28	5,589	5,943,225
Food — 0.5%
Beyond Meat Inc., 0.00% 03/15/27(d)	9,075	761,002
Security	Par (000)	Value
Food (continued)
Chefs' Warehouse Inc. (The), 2.38%, 12/15/28	$2,775	$3,981,381
Post Holdings Inc., 2.50%, 08/15/27	5,600	6,584,666
		11,327,049
Gas — 0.4%
UGI Corp., 5.00%, 06/01/28(a)	6,825	8,717,787
Health Care - Products — 4.9%
Alphatec Holdings Inc., 0.75%, 03/15/30(a)	4,080	4,044,840
CONMED Corp., 2.25%, 06/15/27	7,823	7,244,671
Enovis Corp., 3.88%, 10/15/28	4,419	4,408,293
Envista Holdings Corp., 1.75%, 08/15/28	4,950	4,487,409
Exact Sciences Corp.
0.38%, 03/15/27	5,505	5,140,380
0.38%, 03/01/28	5,835	5,210,566
1.75%, 04/15/31(a)	6,100	5,303,211
2.00%, 03/01/30(a)	5,700	5,416,012
Haemonetics Corp.
0.00%, 03/01/26(d)	3,079	2,942,195
2.50%, 06/01/29(a)	6,900	6,607,216
Insulet Corp., 0.38%, 09/01/26	3,815	4,710,428
Integer Holdings Corp., 1.88%, 03/15/30(a)	9,933	10,507,357
Integra LifeSciences Holdings Corp., 0.50%, 08/15/25	5,368	5,282,662
iRhythm Technologies Inc., 1.50%, 09/01/29	6,475	6,794,830
Lantheus Holdings Inc., 2.63%, 12/15/27	5,600	8,314,674
LivaNova PLC, 2.50%, 03/15/29	3,280	3,084,855
Merit Medical Systems Inc., 3.00%, 02/01/29(a)	7,350	9,367,367
Novocure Ltd., 0.00% 11/01/25(d)	5,285	5,115,320
Repligen Corp., 1.00%, 12/15/28	5,896	6,070,422
Tandem Diabetes Care Inc., Series 2024, 1.50%, 03/15/29	3,025	2,763,646
TransMedics Group Inc., 1.50%, 06/01/28	4,450	5,611,709
		118,428,063
Health Care - Services — 0.4%
Brookdale Senior Living Inc., 3.50%, 10/15/29(a)	750	756,397
Teladoc Health Inc., 1.25%, 06/01/27	9,940	9,043,548
		9,799,945
Holding Companies - Diversified — 2.0%
Bitdeer Technologies Group, 5.25%, 12/01/29(a)	3,850	3,583,407
Cleanspark Inc., 0.00% 06/15/30(a)(d)	6,275	4,935,360
Core Scientific Inc.
0.00%, 06/15/31(a)(d)	6,050	5,136,830
3.00%, 09/01/29(a)	4,600	5,004,145
IREN Ltd., 3.25%, 06/15/30(a)	4,075	2,983,394
MARA Holdings Inc.
0.00%, 03/01/30(a)(d)	9,900	7,789,932
0.00%, 06/01/31(a)(d)	9,100	7,220,885
2.13%, 09/01/31(a)	3,050	2,756,410
New Mountain Finance Corp., 7.50%, 10/15/25	2,100	2,122,469
Riot Platforms Inc., 0.75%, 01/15/30(a)	5,675	4,319,117
Terawulf Inc., 2.75%, 02/01/30(a)	4,975	3,217,676
		49,069,625
Home Builders — 0.5%
LCI Industries, 3.00%, 03/01/30(a)	4,625	4,310,776
Meritage Homes Corp., 1.75%, 05/15/28(a)	5,600	5,462,487
Winnebago Industries Inc., 3.25%, 01/15/30	3,300	2,831,932
		12,605,195
Hotels, Restaurants & Leisure — 0.2%
Cheesecake Factory Inc. (The), 2.00%, 03/15/30(a)	5,771	5,654,549
79
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Household Products & Wares — 0.1%
Spectrum Brands Inc., 3.38%, 06/01/29(a)	$3,446	$3,204,640
Internet — 14.2%
Airbnb Inc., 0.00% 03/15/26(d)	19,765	18,936,813
Alibaba Group Holding Ltd., 0.50%, 06/01/31(a)	49,600	65,227,860
Etsy Inc.
0.13%, 10/01/26	6,236	6,003,426
0.13%, 09/01/27	6,398	5,645,167
0.25%, 06/15/28	10,000	8,541,401
Expedia Group Inc., 0.00% 02/15/26(d)	9,870	9,649,184
Farfetch Ltd., 3.75%, 05/01/27(b)(c)	2,275	28,680
Fiverr International Ltd., 0.00% 11/01/25(d)	4,289	4,160,035
JD.com Inc., 0.25%, 06/01/29(a)	19,625	20,607,779
Lyft Inc., 0.63%, 03/01/29	4,625	4,527,553
Match Group Financeco 2 Inc., 0.88%, 06/15/26(a)	5,575	5,337,152
Match Group Financeco 3 Inc., 2.00%, 01/15/30(a)	5,610	4,901,907
Opendoor Technologies Inc., 0.25%, 08/15/26(a)	3,525	3,131,695
Palo Alto Networks Inc., 0.38%, 06/01/25	4,313	16,106,707
PDD Holdings Inc., 0.00% 12/01/25(d)	7,400	7,180,295
Q2 Holdings Inc., 0.75%, 06/01/26	2,980	3,299,565
Sea Ltd.
0.25%, 09/15/26	15,625	14,621,984
2.38%, 12/01/25	11,369	17,196,845
Shopify Inc., 0.13%, 11/01/25	9,187	9,203,373
Snap Inc.
0.00%, 05/01/27(d)	3,475	3,108,267
0.13%, 03/01/28	6,950	5,896,273
0.50%, 05/01/30(a)	7,389	6,044,921
Spotify USA Inc., 0.00% 03/15/26(d)	14,848	19,099,762
Trip.com Group Ltd., 0.75%, 06/15/29(a)	14,900	16,822,985
TripAdvisor Inc., 0.25%, 04/01/26	3,400	3,250,396
Uber Technologies Inc.
0.00%, 12/15/25(d)	11,430	12,796,074
Series 2028, 0.88%, 12/01/28	17,150	22,497,250
Upwork Inc., 0.25%, 08/15/26	3,141	2,931,487
Wayfair Inc.
3.25%, 09/15/27	6,700	6,249,173
3.50%, 11/15/28	6,900	6,867,025
Weibo Corp., 1.38%, 12/01/30	3,225	3,354,414
Wix.com Ltd., 0.00% 08/15/25(d)	5,422	5,334,860
Ziff Davis Inc., 3.63%, 03/01/28(a)	2,385	2,204,220
		340,764,528
Iron & Steel — 0.5%
U.S. Steel Corp., 5.00%, 11/01/26	3,507	11,467,237
Leisure Time — 1.9%
Carnival Corp., 5.75%, 12/01/27	11,150	17,784,078
NCL Corp. Ltd.
0.88%, 04/15/30(a)	3,500	3,303,230
1.13%, 02/15/27	11,325	10,686,905
2.50%, 02/15/27	4,675	4,524,695
Peloton Interactive Inc., 5.50%, 12/01/29(a)	3,450	6,193,014
Topgolf Callaway Brands Corp., 2.75%, 05/01/26	2,523	2,446,242
		44,938,164
Lodging — 0.2%
H World Group Ltd., 3.00%, 05/01/26, (Put 05/01/24)	4,929	5,318,613
Machinery — 0.9%
Bloom Energy Corp.
3.00%, 06/01/28	6,150	7,783,400
Security	Par (000)	Value
Machinery (continued)
3.00%, 06/01/29(a)	$3,925	$4,689,703
Middleby Corp. (The), 1.00%, 09/01/25	7,482	8,236,232
		20,709,335
Manufacturing — 0.5%
Axon Enterprise Inc., 0.50%, 12/15/27	2,758	7,484,416
John Bean Technologies Corp., 0.25%, 05/15/26	3,900	3,828,726
		11,313,142
Media — 2.5%
Cable One Inc.
0.00%, 03/15/26(d)	5,825	5,503,870
1.13%, 03/15/28	3,266	2,625,436
iQIYI Inc., 6.50%, 03/15/28	3,800	3,770,893
Liberty Broadband Corp.
3.13%, 03/31/53(a)	9,581	9,698,073
3.13%, 06/30/54(a)	6,650	7,830,375
Liberty Media Corp.
2.38%, 09/30/53(a)	11,350	15,862,373
3.75%, 03/15/28	5,694	5,828,183
Liberty Media Corp.-Liberty Formula One, 2.25%, 08/15/27	4,600	5,605,197
Sphere Entertainment Co., 3.50%, 12/01/28	2,600	2,882,533
		59,606,933
Metal Fabricate & Hardware — 0.1%
Xometry Inc., 1.00%, 02/01/27	2,600	2,489,866
Mining — 1.0%
B2Gold Corp., 2.75%, 02/01/30(a)	4,463	5,476,913
Centrus Energy Corp., 2.25%, 11/01/30(a)	3,875	3,875,302
Lithium Americas Argentina Corp., 1.75%, 01/15/27	2,290	1,854,450
MP Materials Corp., 3.00%, 03/01/30(a)	8,516	11,878,778
		23,085,443
Office & Business Equipment — 0.1%
Xerox Holdings Corp., 3.75%, 03/15/30	3,750	1,797,361
Oil & Gas — 0.8%
CNX Resources Corp., 2.25%, 05/01/26	3,285	7,552,169
Kosmos Energy Ltd., 3.13%, 03/15/30	3,900	2,660,089
Nabors Industries Inc., 1.75%, 06/15/29	2,350	1,332,519
Northern Oil & Gas Inc., 3.63%, 04/15/29	4,825	4,621,459
Transocean Inc., 4.63%, 09/30/29(a)	2,525	2,460,559
		18,626,795
Pharmaceuticals — 2.6%
Amphastar Pharmaceuticals Inc., 2.00%, 03/15/29	3,225	2,787,215
Ascendis Pharma A/S, 2.25%, 04/01/28	5,625	6,985,152
Dexcom Inc.
0.25%, 11/15/25	11,945	11,639,711
0.38%, 05/15/28	12,275	11,111,885
Herbalife Ltd., 4.25%, 06/15/28	2,450	2,007,567
Jazz Investments I Ltd.
2.00%, 06/15/26	9,922	10,229,091
3.13%, 09/15/30(a)	9,741	10,572,597
Mirum Pharmaceuticals Inc., 4.00%, 05/01/29	3,050	4,851,017
Pacira BioSciences Inc., 2.13%, 05/15/29(a)	2,750	2,784,450
		62,968,685
Real Estate — 0.3%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 0.25%, 06/15/26	3,850	3,619,913
Redfin Corp., 0.50%, 04/01/27	4,725	4,146,447
		7,766,360
Schedule of Investments
80

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts — 4.3%
Arbor Realty Trust Inc., 7.50%, 08/01/25	$2,876	$2,866,317
Blackstone Mortgage Trust Inc., 5.50%, 03/15/27	2,397	2,323,250
COPT Defense Properties LP, 5.25%, 09/15/28(a)	3,388	3,744,645
Digital Realty Trust LP, 1.88%, 11/15/29(a)	11,300	11,753,526
Federal Realty OP LP, 3.25%, 01/15/29(a)	4,775	4,769,680
HAT Holdings I LLC/HAT Holdings II LLC, 3.75%, 08/15/28(a)	3,875	4,338,524
Pebblebrook Hotel Trust, 1.75%, 12/15/26	7,010	6,525,830
PennyMac Corp., 5.50%, 03/15/26	3,435	3,389,624
Rexford Industrial Realty LP
4.13%, 03/15/29(a)	5,650	5,509,322
4.38%, 03/15/27(a)	5,500	5,465,176
Starwood Property Trust Inc., 6.75%, 07/15/27	3,575	3,738,497
Summit Hotel Properties Inc., 1.50%, 02/15/26	2,620	2,514,963
Two Harbors Investment Corp., 6.25%, 01/15/26	2,525	2,496,367
Uniti Group Inc., 7.50%, 12/01/27(a)	3,025	3,354,984
Ventas Realty LP, 3.75%, 06/01/26	8,500	11,179,337
Welltower OP LLC
2.75%, 05/15/28(a)	10,250	16,711,208
3.13%, 07/15/29(a)	10,275	13,736,421
		104,417,671
Retail — 1.6%
Burlington Stores Inc., 1.25%, 12/15/27	2,900	3,690,676
Cracker Barrel Old Country Store Inc., 0.63%, 06/15/26	2,950	2,835,325
Freshpet Inc., 3.00%, 04/01/28	3,925	5,172,346
GameStop Corp., 0.00% 04/01/30(a)(d)	14,800	17,531,887
Guess? Inc., 3.75%, 04/15/28	3,332	3,117,152
Patrick Industries Inc., 1.75%, 12/01/28	2,550	3,372,806
Shake Shack Inc., 0.00% 03/01/28(d)	2,250	2,082,566
		37,802,758
Semiconductors — 2.9%
Impinj Inc., 1.13%, 05/15/27	2,850	3,282,018
MACOM Technology Solutions Holdings Inc., 0.00% 12/15/29(a)(d)	3,350	3,130,463
Microchip Technology Inc., 0.75%, 06/01/30(a)	12,230	11,519,109
MKS Instruments Inc., 1.25%, 06/01/30(a)	13,729	11,831,790
ON Semiconductor Corp.
0.00%, 05/01/27(d)	7,950	8,487,428
0.50%, 03/01/29	14,812	12,812,581
Semtech Corp., 1.63%, 11/01/27	3,025	3,541,443
Synaptics Inc., 0.75%, 12/01/31(a)	4,500	3,965,223
Wolfspeed Inc.
0.25%, 02/15/28	6,950	1,956,959
1.75%, 05/01/26	5,726	3,873,953
1.88%, 12/01/29	16,193	4,668,649
		69,069,616
Software — 16.3%
Akamai Technologies Inc.
0.38%, 09/01/27	11,301	11,177,619
1.13%, 02/15/29	12,450	12,045,773
Alignment Healthcare Inc., 4.25%, 11/15/29(a)	3,175	4,496,273
Alkami Technology Inc., 1.50%, 03/15/30(a)	3,500	3,809,881
Bandwidth Inc., 0.50%, 04/01/28	2,279	1,837,601
Bentley Systems Inc.
0.13%, 01/15/26	6,881	6,724,202
0.38%, 07/01/27	5,625	5,142,885
BILL Holdings Inc., 0.00% 04/01/30(a)(d)	13,725	11,620,476
BlackLine Inc., 1.00%, 06/01/29(a)	6,593	6,505,350
Box Inc., 1.50%, 09/15/29(a)	4,451	4,373,391
Security	Par (000)	Value
Software (continued)
Cloudflare Inc., 0.00% 08/15/26(d)	$12,625	$12,865,431
Confluent Inc., 0.00% 01/15/27(d)	10,825	9,945,478
CSG Systems International Inc., 3.88%, 09/15/28	4,100	4,465,180
Datadog Inc.
0.00%, 12/01/29(a)(d)	9,825	8,849,005
0.13%, 06/15/25	6,299	7,093,976
Dayforce Inc., 0.25%, 03/15/26	5,648	5,403,733
DigitalOcean Holdings Inc., 0.00% 12/01/26(d)	14,800	13,780,703
Dropbox Inc.
0.00%, 03/01/26(d)	6,990	6,987,554
0.00%, 03/01/28(d)	6,795	6,932,290
Evolent Health Inc., 3.50%, 12/01/29	3,900	3,183,842
Five9 Inc.
0.50%, 06/01/25	4,290	4,262,248
1.00%, 03/15/29	7,322	6,231,751
Guidewire Software Inc., 1.25%, 11/01/29(a)	6,726	7,432,225
Jamf Holding Corp., 0.13%, 09/01/26	3,475	3,249,592
LivePerson Inc., 0.00% 12/15/26(d)	2,935	1,147,588
MicroStrategy Inc.
0.00%, 12/01/29(a)(d)	29,800	27,205,218
0.00%, 03/01/30(a)(d)	19,750	22,120,303
0.63%, 09/15/28(a)	10,025	21,977,165
0.63%, 03/15/30	7,925	20,750,634
0.88%, 03/15/31	6,000	10,594,207
2.25%, 06/15/32(a)	7,885	15,824,078
Nice Ltd., 0.00% 09/15/25(d)	4,129	4,037,282
Nutanix Inc.
0.25%, 10/01/27	4,925	6,544,430
0.50%, 12/15/29(a)	8,450	9,115,093
PagerDuty Inc., 1.50%, 10/15/28	3,975	3,731,666
Porch Group Inc., 6.75%, 10/01/28(a)	3,175	2,818,835
Progress Software Corp.
1.00%, 04/15/26	3,550	4,091,321
3.50%, 03/01/30	4,346	4,923,123
PROS Holdings Inc., 2.25%, 09/15/27	2,409	2,215,816
RingCentral Inc., 0.00% 03/15/26(d)	6,021	5,732,136
Snowflake Inc.
0.00%, 10/01/27(a)(d)	11,328	13,871,573
0.00%, 10/01/29(a)(d)	11,442	14,215,324
Tyler Technologies Inc., 0.25%, 03/15/26	6,015	7,092,593
Unity Software Inc.
0.00%, 11/15/26(d)	5,300	4,909,584
0.00%, 03/15/30(a)(d)	6,896	6,499,766
Verint Systems Inc., 0.25%, 04/15/26	3,135	2,972,047
Vertex Inc., 0.75%, 05/01/29(a)	3,400	4,442,622
Workiva Inc., 1.25%, 08/15/28	6,875	6,498,821
		391,747,684
Telecommunications — 0.9%
Applied Digital Corp., 2.75%, 06/01/30(a)	4,425	3,009,901
AST SpaceMobile Inc., 4.25%, 03/01/32(a)	4,450	5,258,223
InterDigital Inc., 3.50%, 06/01/27	4,525	11,884,344
Viavi Solutions Inc., 1.63%, 03/15/26	2,550	2,668,042
		22,820,510
Transportation — 0.7%
Air Transport Services Group Inc., 3.88%, 08/15/29	3,850	3,845,203
World Kinect Corp., 3.25%, 07/01/28	3,325	3,614,791
ZTO Express Cayman Inc., 1.50%, 09/01/27	9,925	9,784,126
		17,244,120
Trucking & Leasing — 0.2%
Greenbrier Companies Inc. (The), 2.88%, 04/15/28	3,623	3,732,644
81
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Convertible Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Venture Capital — 0.1%
Hercules Capital Inc., 4.75%, 09/01/28(a)	$2,850	$2,754,411
Water — 0.4%
American Water Capital Corp., 3.63%, 06/15/26	10,300	10,603,762
Total Long-Term Investments — 98.6% (Cost: $2,412,193,423)		2,371,248,493
	Shares
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(e)(f)	20,440,000	20,440,000
Total Short-Term Securities — 0.9% (Cost: $20,440,000)		20,440,000
Total Investments — 99.5% (Cost: $2,432,633,423)		2,391,688,493
Other Assets Less Liabilities — 0.5%		12,877,448
Net Assets — 100.0%		$2,404,565,941

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Issuer filed for bankruptcy and/or is in default.
(c)	Non-income producing security.
(d)	Zero-coupon bond.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$2,048,076	$—	$(2,047,674)(b)	$(401)	$(1)	$—	—	$1,895 (c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	32,250,000	—	(11,810,000)(b)	—	—	20,440,000	20,440,000	656,400	—
				$(401)	$(1)	$20,440,000		$658,295	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
82

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Convertible Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Convertible Bonds	$—	$2,371,248,493	$—	$2,371,248,493
Short-Term Securities
Money Market Funds	20,440,000	—	—	20,440,000
	$20,440,000	$2,371,248,493	$—	$2,391,688,493
See notes to financial statements.
83
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2025
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 0.3%
General Electric Co., 4.94%, 05/05/26, (3-mo. CME Term SOFR + 0.642%)(a)(b)	$30,601	$30,572,127
Agriculture — 0.3%
Cargill Inc., 4.97%, 02/11/28, (1-day SOFR + 0.610%)(b)(c)	11,650	11,596,292
Philip Morris International Inc., 5.21%, 04/28/28, (1-day SOFR + 0.830%)(b)	10,900	10,906,679
		22,502,971
Auto Manufacturers — 9.2%
American Honda Finance Corp.
4.83%, 01/12/26, (1-day SOFR + 0.500%)(a)(b)	3,587	3,585,527
4.84%, 10/10/25, (1-day SOFR + 0.500%)(b)	8,660	8,661,282
4.97%, 12/11/26, (1-day SOFR + 0.620%)(b)	13,350	13,335,567
5.04%, 10/22/27, (1-day SOFR + 0.720%)(a)(b)	12,527	12,488,975
5.05%, 01/09/26, (1-day SOFR + 0.710%)(a)(b)	21,067	21,073,457
5.05%, 07/09/27, (1-day SOFR + 0.710%)(a)(b)	11,598	11,564,691
5.06%, 10/05/26, (1-day SOFR Index + 0.720%)(a)(b)	16,538	16,545,270
5.11%, 03/12/27, (1-day SOFR + 0.770%)(b)	13,186	13,170,078
5.14%, 10/03/25, (1-day SOFR Index + 0.790%)(a)(b)	15,253	15,268,887
5.17%, 03/03/28, (1-day SOFR + 0.820%)(b)	15,538	15,489,601
5.25%, 01/12/26, (1-day SOFR + 0.920%)(a)(b)	12,821	12,845,644
BMW U.S. Capital LLC
4.90%, 04/02/26, (1-day SOFR Index + 0.550%)(a)(b)(c)	27,592	27,538,508
4.98%, 08/11/25, (1-day SOFR Index + 0.620%)(a)(b)(c)	25,484	25,492,980
5.13%, 03/19/27, (1-day SOFR + 0.780%)(a)(b)(c)	21,925	21,862,460
5.15%, 08/13/26, (1-day SOFR Index + 0.800%)(b)(c)	15,545	15,551,697
5.27%, 08/13/27, (1-day SOFR Index + 0.920%)(a)(b)(c)	11,227	11,169,952
5.27%, 03/21/28, (1-day SOFR Index + 0.920%)(a)(b)(c)	22,875	22,796,012
Daimler Truck Finance North America LLC
5.17%, 01/13/28, (1-day SOFR + 0.840%)(a)(b)(c)	10,700	10,632,044
5.31%, 09/25/27, (1-day SOFR + 0.960%)(a)(b)(c)	14,425	14,395,900
Ford Motor Credit Co. LLC
5.81%, 11/05/26, (1-day SOFR + 1.450%)(b)	13,430	13,172,493
6.38%, 03/20/28, (1-day SOFR + 2.030%)(b)	11,275	11,071,332
General Motors Financial Co. Inc.
5.37%, 07/15/27, (1-day SOFR Index + 1.050%)(a)(b)	12,835	12,613,301
5.39%, 02/26/27, (1-day SOFR + 1.040%)(a)(b)	11,878	11,763,979
5.52%, 04/04/28, (1-day SOFR Index + 1.170%)(a)(b)	8,734	8,592,001
5.63%, 01/07/30, (1-day SOFR + 1.290%)(b)	10,741	10,398,844
5.71%, 05/08/27, (1-day SOFR Index + 1.350%)(a)(b)	13,761	13,635,085
Hyundai Capital America
5.26%, 01/07/28, (1-day SOFR + 0.920%)(b)(c)	10,266	10,199,101
5.34%, 03/25/27, (1-day SOFR + 0.990%)(a)(b)(c)	14,175	14,106,915
5.38%, 09/24/27, (1-day SOFR + 1.030%)(b)(c)	17,582	17,490,375
Security	Par (000)	Value
Auto Manufacturers (continued)
5.39%, 03/19/27, (1-day SOFR + 1.040%)(a)(b)(c)	$16,126	$16,094,231
5.39%, 06/24/27, (1-day SOFR + 1.040%)(a)(b)(c)	26,849	26,709,024
5.51%, 08/04/25, (1-day SOFR + 1.150%)(b)(c)	5,000	5,005,154
5.68%, 11/03/25, (1-day SOFR + 1.320%)(a)(b)(c)	10,665	10,687,307
5.70%, 03/27/30, (1-day SOFR + 1.350%)(a)(b)(c)	15,350	15,199,966
5.85%, 01/08/27, (1-day SOFR + 1.500%)(b)(c)	15,062	15,142,094
Mercedes-Benz Finance North America LLC
4.93%, 08/01/25, (1-day SOFR + 0.570%)(a)(b)(c)	18,384	18,384,708
4.99%, 07/31/26, (1-day SOFR + 0.630%)(a)(b)(c)	21,988	21,949,831
5.02%, 01/09/26, (1-day SOFR + 0.670%)(a)(b)(c)	29,705	29,688,225
5.13%, 04/01/27, (1-day SOFR + 0.780%)(b)(c)	22,175	22,078,690
5.20%, 11/15/27, (1-day SOFR + 0.850%)(a)(b)(c)	16,150	16,147,913
5.28%, 03/31/28, (1-day SOFR + 0.930%)(a)(b)(c)	16,175	16,148,200
5.29%, 03/30/25, (1-day SOFR + 0.930%)(b)(c)	—	—
Toyota Motor Credit Corp.
4.80%, 05/15/26, (1-day SOFR + 0.450%)(a)(b)	23,916	23,895,597
4.81%, 01/08/27, (1-day SOFR + 0.470%)(a)(b)	14,112	14,065,946
4.99%, 09/11/25, (1-day SOFR + 0.650%)(b)	13,756	13,761,970
4.99%, 01/05/26, (1-day SOFR + 0.650%)(a)(b)	20,134	20,142,453
5.00%, 03/19/27, (1-day SOFR + 0.650%)(a)(b)	23,707	23,709,728
5.13%, 08/07/26, (1-day SOFR + 0.770%)(b)	17,500	17,558,004
5.24%, 05/18/26, (1-day SOFR Index + 0.890%)(b)	12,145	12,178,115
Volkswagen Group of America Finance LLC
5.18%, 03/20/26, (1-day SOFR + 0.830%)(a)(b)(c)	6,690	6,685,402
5.27%, 09/12/25, (1-day SOFR + 0.930%)(b)(c)	17,975	17,988,914
5.41%, 08/14/26, (1-day SOFR + 1.060%)(a)(b)(c)	21,807	21,801,381
5.41%, 03/25/27, (1-day SOFR + 1.060%)(b)(c)	11,875	11,838,634
		813,373,445
Banks — 46.0%
ABN AMRO Bank NV
5.35%, 12/03/28, (1-day SOFR Index + 1.000%)(a)(b)(c)	15,830	15,786,314
6.12%, 09/18/27, (1-day SOFR Index + 1.780%)(a)(b)(c)	22,225	22,431,629
Australia & New Zealand Banking Group Ltd.
4.81%, 12/16/26, (1-day SOFR + 0.470%)(b)(c)	14,640	14,625,196
4.90%, 03/18/26, (1-day SOFR + 0.560%)(a)(b)(c)	27,565	27,575,147
4.99%, 10/03/25, (1-day SOFR + 0.640%)(b)(c)	28,920	28,944,721
5.00%, 07/16/27, (1-day SOFR + 0.680%)(a)(b)(c)	39,390	39,473,152
5.00%, 09/30/27, (1-day SOFR + 0.650%)(a)(b)(c)	23,165	23,150,185
5.13%, 01/18/27, (1-day SOFR + 0.810%)(a)(b)(c)	30,125	30,242,997
5.19%, 12/16/29, (1-day SOFR + 0.850%)(a)(b)(c)	25,950	26,014,965
Banco Santander SA
5.46%, 07/15/28, (1-day SOFR + 1.120%)(a)(b)	32,115	32,047,248
5.73%, 03/14/28, (1-day SOFR + 1.380%)(a)(b)	16,953	17,012,307
Schedule of Investments
84

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Bank of America Corp.
5.29%, 07/22/27, (1-day SOFR + 0.970%)(b)	$21,216	$21,230,080
5.32%, 09/15/26, (3-mo. CME Term SOFR + 1.022%)(a)(b)	14,564	14,523,382
5.41%, 02/04/28, (1-day SOFR + 1.050%)(a)(b)	18,345	18,372,204
5.70%, 09/15/27, (1-day SOFR + 1.350%)(b)	9,846	9,898,754
Series frn, 5.14%, 01/24/29, (1-day SOFR + 0.830%)(a)(b)	30,180	29,956,192
Bank of America NA
5.13%, 08/18/25, (1-day SOFR + 0.780%)(a)(b)	17,010	17,019,755
5.37%, 08/18/26, (1-day SOFR + 1.020%)(b)	27,205	27,297,533
Bank of Montreal
4.96%, 09/15/26, (1-day SOFR Index + 0.620%)(a)(b)	11,582	11,566,916
5.11%, 06/04/27, (1-day SOFR Index + 0.760%)(a)(b)	14,047	14,026,176
5.18%, 01/27/29, (1-day SOFR + 0.860%)(a)(b)	10,300	10,225,776
5.23%, 09/10/27, (1-day SOFR Index + 0.880%)(a)(b)	27,450	27,424,406
5.30%, 09/25/25, (1-day SOFR Index + 0.950%)(b)	17,077	17,106,539
5.41%, 06/07/25, (1-day SOFR Index + 1.060%)(b)	7,687	7,691,061
5.50%, 12/11/26, (1-day SOFR Index + 1.160%)(b)	12,475	12,547,204
5.68%, 06/05/26, (1-day SOFR Index + 1.330%)(b)	17,009	17,111,577
Bank of New York Mellon (The), 5.03%, 04/20/27, (1-day SOFR Index + 0.710%)(b)	250	250,504
Bank of New York Mellon Corp. (The), 5.15%, 07/21/28, (1-day SOFR Index + 0.830%)(a)(b)	12,721	12,653,520
Bank of New Zealand, 5.13%, 01/27/27, (1-day SOFR + 0.810%)(a)(b)(c)	14,485	14,495,373
Bank of Nova Scotia (The)
4.90%, 03/02/26, (1-day SOFR Index + 0.545%)(a)(b)	14,479	14,478,859
4.95%, 09/15/26, (1-day SOFR + 0.610%)(a)(b)	9,134	9,127,499
5.13%, 06/04/27, (1-day SOFR Index + 0.780%)(a)(b)	21,887	21,857,769
5.25%, 02/14/29, (1-day SOFR + 0.890%)(b)	13,600	13,514,052
5.35%, 09/08/28, (1-day SOFR + 1.000%)(a)(b)	7,212	7,194,633
5.44%, 08/01/29, (1-day SOFR Index + 1.080%)(b)	15,100	15,060,587
Banque Federative du Credit Mutuel SA
5.42%, 02/16/28, (1-day SOFR Index + 1.070%)(b)(c)	12,960	12,925,375
5.44%, 01/23/27, (1-day SOFR + 1.130%)(a)(b)(c)	15,032	15,075,214
5.55%, 01/22/30, (1-day SOFR Index + 1.230%)(b)(c)	10,485	10,485,327
5.73%, 07/13/26, (1-day SOFR Index + 1.40%)(a)(b)(c)	16,375	16,529,354
Barclays PLC
5.83%, 03/12/28, (1-day SOFR + 1.490%)(b)	19,650	19,770,802
6.22%, 09/13/27, (1-day SOFR + 1.880%)(a)(b)	12,740	12,890,705
BPCE SA
5.31%, 09/25/25, (1-day SOFR + 0.960%)(a)(b)(c)	17,260	17,269,499
6.30%, 10/19/27, (1-day SOFR Index + 1.980%)(a)(b)(c)	11,681	11,846,980
Security	Par (000)	Value
Banks (continued)
Canadian Imperial Bank of Commerce
5.05%, 01/13/28, (1-day SOFR + 0.720%)(a)(b)	$18,227	$18,095,248
5.27%, 09/11/27, (1-day SOFR Index + 0.930%)(a)(b)	16,525	16,511,659
5.29%, 06/28/27, (1-day SOFR + 0.940%)(b)	15,055	15,067,489
5.38%, 03/30/29, (1-day SOFR + 1.030%)(a)(b)	11,075	11,042,338
5.57%, 10/02/26, (1-day SOFR + 1.220%)(a)(b)	21,295	21,428,454
Citibank N.A., 5.07%, 11/19/27, (1-day SOFR + 0.712%)(a)(b)	25,205	25,184,979
Citibank NA
4.95%, 04/30/26, (1-day SOFR Index + 0.590%)(a)(b)	24,095	24,066,177
5.07%, 08/06/26, (1-day SOFR + 0.708%)(b)	31,805	31,789,950
5.16%, 09/29/25, (1-day SOFR + 0.805%)(a)(b)	31,735	31,755,575
5.41%, 12/04/26, (1-day SOFR Index + 1.060%)(b)	21,410	21,469,657
Citigroup Inc.
5.12%, 06/09/27, (1-day SOFR + 0.770%)(b)	23,085	23,052,927
5.22%, 03/04/29, (1-day SOFR + 0.870%)(a)(b)	26,025	25,772,349
5.63%, 02/24/28, (1-day SOFR + 1.280%)(b)	21,345	21,477,010
5.81%, 07/01/26, (3-mo. CME Term SOFR + 1.512%)(b)	20,724	20,751,071
Commonwealth Bank of Australia
4.74%, 07/07/25, (1-day SOFR + 0.400%)(b)(c)	48,815	48,803,209
4.81%, 11/27/26, (1-day SOFR + 0.460%)(b)(c)	23,450	23,432,528
4.86%, 06/15/26, (1-day SOFR + 0.520%)(a)(b)(c)	20,081	20,089,176
4.97%, 09/12/25, (1-day SOFR + 0.630%)(a)(b)(c)	25,222	25,237,015
4.98%, 03/14/28, (1-day SOFR + 0.640%)(a)(b)(c)	22,225	22,211,196
5.09%, 03/13/26, (1-day SOFR + 0.750%)(a)(b)(c)	14,555	14,573,848
5.15%, 03/14/30, (1-day SOFR + 0.810%)(a)(b)(c)	48,425	48,518,008
5.31%, 03/14/27, (1-day SOFR + 0.970%)(a)(b)(c)	8,425	8,473,892
Cooperatieve Rabobank UA/New York
5.05%, 01/09/26, (1-day SOFR Index + 0.710%)(b)	15,300	15,314,444
5.06%, 03/05/27, (1-day SOFR Index + 0.710%)(b)	27,880	27,922,469
5.24%, 10/05/26, (1-day SOFR Index + 0.900%)(b)	20,872	20,911,638
Cooperatieve Rabobank UA/NY
4.92%, 01/21/28, (1-day SOFR + 0.600%)(b)	18,380	18,320,069
4.97%, 08/28/26, (1-day SOFR Index + 0.620%)(b)	15,900	15,918,447
5.21%, 10/17/29, (1-day SOFR Index + 0.890%)(b)	16,920	16,886,009
Credit Agricole SA
5.21%, 03/11/27, (1-day SOFR + 0.870%)(a)(b)(c)	15,720	15,715,785
5.47%, 01/09/29, (1-day SOFR + 1.130%)(a)(b)(c)	11,030	10,984,247
5.55%, 09/11/28, (1-day SOFR + 1.210%)(a)(b)(c)	20,735	20,725,105
5.63%, 07/05/26, (1-day SOFR + 1.290%)(a)(b)(c)	18,025	18,123,722
DBS Group Holdings Ltd.
4.94%, 03/21/28, (1-day SOFR + 0.600%)(a)(b)(c)	30,285	30,242,234
85
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
4.96%, 09/12/25, (1-day SOFR + 0.610%)(a)(b)(c)	$1,050	$1,050,082
4.99%, 03/21/30, (1-day SOFR + 0.650%)(a)(b)(c)	15,000	14,965,644
Deutsche Bank AG/New York
5.55%, 01/10/29, (1-day SOFR + 1.210%)(a)(b)	15,365	15,245,636
5.57%, 11/16/27, (1-day SOFR + 1.219%)(a)(b)	9,759	9,690,607
Federation des Caisses Desjardins du Quebec, 4.94%, 01/27/27, (1-day SOFR + 0.630%)(a)(b)(c)	3,000	3,008,045
Fifth Third Bank N.A., 5.13%, 01/28/28, (1-day SOFR + 0.810%)(a)(b)	11,980	11,891,528
Goldman Sachs Bank USA/New York
5.10%, 05/21/27, (1-day SOFR + 0.750%)(b)	24,300	24,241,127
5.11%, 03/18/27, (1-day SOFR + 0.770%)(b)	15,615	15,571,633
Goldman Sachs Group Inc. (The)
5.14%, 12/09/26, (1-day SOFR + 0.790%)(a)(b)	11,227	11,212,010
5.16%, 03/09/27, (1-day SOFR + 0.810%)(a)(b)	22,006	21,991,491
5.17%, 09/10/27, (1-day SOFR + 0.820%)(b)	16,288	16,238,008
5.24%, 10/21/27, (1-day SOFR + 0.920%)(a)(b)	16,895	16,803,847
5.42%, 08/10/26, (1-day SOFR + 1.065%)(b)	22,770	22,784,615
5.47%, 02/24/28, (1-day SOFR + 1.120%)(a)(b)	16,242	16,249,755
5.60%, 04/23/28, (1-day SOFR + 1.290%)(b)	10,975	11,014,039
6.19%, 03/15/28, (1-day SOFR + 1.850%)(a)(b)	14,020	14,203,858
6.29%, 10/28/27, (3-mo. CME Term SOFR + 2.012%)(a)(b)	39,272	39,860,988
Series ., 5.75%, 05/15/26, (3-mo. CME Term SOFR + 1.432%)(b)	52,137	52,156,673
HSBC Holdings PLC
5.38%, 03/03/29, (1-day SOFR + 1.030%)(b)	14,865	14,764,255
5.40%, 11/19/28, (1-day SOFR + 1.040%)(a)(b)	12,771	12,716,315
5.65%, 11/19/30, (1-day SOFR + 1.290%)(b)	9,710	9,695,626
5.93%, 08/14/27, (1-day SOFR + 1.570%)(a)(b)	27,215	27,458,615
5.94%, 09/12/26, (3-mo. CME Term SOFR + 1.642%)(b)	30,508	30,584,972
HSBC USA Inc., 5.31%, 03/04/27, (1-day SOFR + 0.960%)(b)	21,575	21,612,530
Huntington National Bank (The), 5.07%, 04/12/28, (1-day SOFR + 0.720%)(a)(b)	17,475	17,436,294
ING Groep NV
5.36%, 04/01/27, (1-day SOFR Index + 1.010%)(a)(b)	19,190	19,199,402
5.37%, 03/25/29, (1-day SOFR Index + 1.010%)(b)	14,050	13,918,694
5.90%, 09/11/27, (1-day SOFR Index + 1.560%)(b)	22,320	22,478,695
JPMorgan Chase & Co.
5.11%, 09/22/27, (1-day SOFR + 0.765%)(b)	16,793	16,769,630
5.18%, 10/22/28, (1-day SOFR + 0.860%)(a)(b)	17,022	17,008,464
5.20%, 04/22/27, (1-day SOFR + 0.885%)(b)	26,867	26,901,112
5.24%, 04/22/28, (1-day SOFR + 0.920%)(b)	29,418	29,409,945
5.25%, 07/22/28, (1-day SOFR + 0.930%)(b)	23,645	23,625,399
5.51%, 01/23/28, (1-day SOFR + 1.200%)(b)	22,446	22,543,353
5.53%, 02/24/28, (1-day SOFR + 1.180%)(a)(b)	23,835	23,926,163
Series FRN, 5.11%, 01/24/29, (1-day SOFR + 0.800%)(b)	26,298	26,112,231
JPMorgan Chase Bank N.A., 4.95%, 04/29/26, (1-day SOFR + 0.620%)(a)(b)	3,405	3,403,356
JPMorgan Chase Bank NA, 5.35%, 12/08/26, (1-day SOFR + 1.000%)(a)(b)	34,276	34,457,629
Security	Par (000)	Value
Banks (continued)
Lloyds Banking Group PLC
5.41%, 11/26/28, (1-day SOFR Index + 1.060%)(a)(b)	$23,018	$22,899,852
5.92%, 08/07/27, (1-day SOFR Index + 1.560%)(b)	19,905	20,045,321
5.93%, 01/05/28, (1-day SOFR Index + 1.580%)(a)(b)	16,390	16,461,942
Macquarie Bank Ltd.
5.27%, 07/02/27, (1-day SOFR Index + 0.920%)(a)(b)(c)	19,550	19,622,250
5.55%, 12/07/26, (1-day SOFR + 1.200%)(b)(c)	17,468	17,590,163
5.58%, 06/15/26, (1-day SOFR + 1.240%)(b)(c)	15,094	15,172,425
Macquarie Group Ltd., 5.27%, 09/23/27, (1-day SOFR + 0.920%)(b)(c)	20,345	20,348,593
Mizuho Financial Group Inc., 5.31%, 05/22/26, (1-day SOFR + 0.960%)(b)	25,930	25,936,270
Morgan Stanley
5.35%, 04/13/28, (1-day SOFR + 1.020%)(a)(b)	34,573	34,610,428
5.70%, 04/12/29, (1-day SOFR + 1.380%)(a)(b)	10,900	10,967,851
Morgan Stanley Bank N.A., 5.32%, 01/12/29, (1-day SOFR + 0.900%)(a)(b)	17,500	17,418,695
Morgan Stanley Bank NA
5.01%, 10/15/27, (1-day SOFR + 0.685%)(b)	29,050	28,994,674
5.10%, 07/16/25, (1-day SOFR + 0.780%)(b)	32,430	32,416,426
5.22%, 05/26/28, (1-day SOFR + 0.865%)(b)	28,860	28,800,222
5.27%, 07/14/28, (1-day SOFR + 0.940%)(a)(b)	35,135	35,096,520
5.41%, 01/14/28, (1-day SOFR + 1.080%)(b)	24,360	24,403,641
5.53%, 10/30/26, (1-day SOFR + 1.165%)(b)	16,556	16,643,794
National Australia Bank Ltd.
4.85%, 03/06/28, (1-day SOFR + 0.500%)(a)(b)(c)	9,810	9,751,317
4.88%, 01/29/26, (1-day SOFR + 0.550%)(a)(b)(c)	11,675	11,668,662
4.92%, 10/26/27, (1-day SOFR + 0.600%)(b)(c)	27,600	27,547,579
4.96%, 06/11/27, (1-day SOFR + 0.620%)(a)(b)(c)	29,740	29,747,427
4.98%, 01/12/27, (1-day SOFR + 0.650%)(a)(b)(c)	17,560	17,585,037
5.00%, 12/10/25, (1-day SOFR + 0.650%)(a)(b)(c)	17,867	17,890,611
5.11%, 05/13/25, (1-day SOFR + 0.760%)(b)(c)	20,120	20,122,786
5.12%, 01/14/30, (1-day SOFR + 0.790%)(a)(b)(c)	21,050	21,031,997
National Bank of Canada, 5.38%, 07/02/27, (1-day SOFR Index + 1.030%)(b)	10,985	10,987,784
NatWest Group PLC
5.60%, 03/01/28, (1-day SOFR + 1.250%)(b)	14,905	14,933,101
5.66%, 11/15/28, (1-day SOFR + 1.300%)(a)(b)	12,250	12,276,736
NatWest Markets PLC
5.11%, 09/29/26, (1-day SOFR + 0.760%)(a)(b)(c)	14,160	14,133,001
5.25%, 05/17/27, (1-day SOFR + 0.900%)(a)(b)(c)	11,857	11,830,272
5.30%, 03/21/28, (1-day SOFR + 0.950%)(a)(b)(c)	9,750	9,732,822
5.49%, 05/17/29, (1-day SOFR + 1.140%)(a)(b)(c)	17,395	17,374,379
5.54%, 03/21/30, (1-day SOFR + 1.190%)(b)(c)	10,600	10,576,670
NongHyup Bank, 4.29%, 07/22/27, (1-day SOFR + 0.800%)(b)(d)	5,000	5,010,800
Nordea Bank Abp
5.04%, 03/17/28, (1-day SOFR + 0.700%)(a)(b)(c)	9,965	9,937,663
Schedule of Investments
86

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.09%, 03/19/27, (1-day SOFR + 0.740%)(a)(b)(c)	$11,370	$11,388,072
5.37%, 09/10/29, (1-day SOFR + 1.020%)(a)(b)(c)	18,675	18,865,942
PNC Bank N.A., 4.82%, 01/15/27, (1-day SOFR + 0.500%)(b)	10,105	10,077,265
Royal Bank of Canada
4.84%, 01/20/26, (1-day SOFR Index + 0.525%)(a)(b)	15,800	15,809,946
4.89%, 04/27/26, (1-day SOFR Index + 0.570%)(a)(b)	16,908	16,922,543
4.95%, 11/02/26, (1-day SOFR Index + 0.590%)(b)	15,800	15,767,065
5.03%, 01/21/27, (1-day SOFR Index + 0.710%)(a)(b)	13,648	13,653,216
5.04%, 10/18/27, (1-day SOFR Index + 0.720%)(b)	22,050	22,007,862
5.10%, 07/23/27, (1-day SOFR Index + 0.790%)(a)(b)	19,875	19,876,126
5.14%, 01/24/29, (1-day SOFR Index + 0.830%)(a)(b)	16,875	16,735,040
5.17%, 03/27/28, (1-day SOFR Index + 0.820%)(b)	21,300	21,232,276
5.18%, 10/18/28, (1-day SOFR Index + 0.860%)(b)	15,759	15,689,283
5.27%, 01/19/27, (1-day SOFR Index + 0.950%)(a)(b)	20,657	20,732,272
5.40%, 07/20/26, (1-day SOFR Index + 1.080%)(a)(b)	15,925	16,031,084
5.41%, 01/12/26, (1-day SOFR Index + 1.080%)(a)(b)	5,176	5,197,584
Santander Holdings USA Inc., 5.96%, 03/20/29, (1-day SOFR + 1.610%)(a)(b)	12,225	12,250,319
Skandinaviska Enskilda Banken AB, 5.24%, 03/05/27, (1-day SOFR + 0.890%)(b)(c)	16,597	16,624,254
Societe Generale SA
5.45%, 02/19/27, (1-day SOFR + 1.100%)(a)(b)(c)	8,000	7,973,241
5.78%, 04/13/29, (1-day SOFR + 1.410%)(b)(c)	14,425	14,369,736
5.98%, 01/19/28, (1-day SOFR + 1.660%)(a)(b)(c)	13,155	13,219,744
Standard Chartered Bank/New York, 4.99%, 10/08/26, (1-day SOFR + 0.650%)(b)	1,225	1,223,728
Standard Chartered PLC
5.52%, 05/14/28, (1-day SOFR + 1.170%)(b)(c)	18,235	18,197,500
5.56%, 01/21/29, (1-day SOFR + 1.240%)(a)(b)(c)	9,275	9,283,993
6.27%, 07/06/27, (1-day SOFR + 1.930%)(b)(c)	24,440	24,686,031
6.39%, 02/08/28, (1-day SOFR + 2.030%)(a)(b)(c)	16,325	16,562,438
State Street Bank & Trust Co., 4.81%, 11/25/26, (1-day SOFR + 0.460%)(b)	6,965	6,926,337
State Street Corp.
4.96%, 10/22/27, (1-day SOFR + 0.640%)(b)	11,880	11,853,059
5.21%, 08/03/26, (1-day SOFR + 0.845%)(b)	13,717	13,679,339
5.26%, 04/24/28, (1-day SOFR + 0.950%)(b)	7,520	7,534,548
Sumitomo Mitsui Financial Group Inc.
5.22%, 01/14/27, (1-day SOFR + 0.880%)(a)(b)	23,845	23,876,601
5.39%, 04/15/30, (1-day SOFR + 1.050%)(b)	15,500	15,410,382
5.52%, 07/09/29, (1-day SOFR + 1.170%)(b)	23,885	24,043,789
5.64%, 07/13/26, (1-day SOFR + 1.300%)(b)	16,985	17,107,934
Security	Par (000)	Value
Banks (continued)
5.77%, 01/13/26, (1-day SOFR + 1.430%)(a)(b)	$14,125	$14,208,160
Sumitomo Mitsui Trust Bank Ltd.
5.33%, 09/10/27, (1-day SOFR + 0.980%)(a)(b)(c)	30,115	30,336,652
5.34%, 03/13/30, (1-day SOFR + 0.990%)(a)(b)(c)	28,300	28,406,174
5.47%, 03/09/26, (1-day SOFR + 1.120%)(a)(b)(c)	19,715	19,798,714
5.50%, 09/14/26, (1-day SOFR + 1.150%)(b)(c)	16,945	17,054,256
Svenska Handelsbanken AB
5.01%, 05/28/27, (1-day SOFR + 0.660%)(a)(b)(c)	18,827	18,785,288
5.59%, 06/15/26, (1-day SOFR + 1.250%)(b)(c)	20,900	21,013,903
Swedbank AB
5.38%, 11/20/29, (1-day SOFR + 1.030%)(a)(b)(c)	10,316	10,371,671
5.72%, 06/15/26, (1-day SOFR Index + 1.380%)(a)(b)(c)	19,775	19,913,019
Toronto-Dominion Bank (The)
4.82%, 10/10/25, (1-day SOFR + 0.480%)(a)(b)	2,575	2,574,924
4.94%, 09/10/26, (1-day SOFR + 0.590%)(a)(b)	11,587	11,564,298
4.96%, 12/17/26, (1-day SOFR + 0.620%)(a)(b)	13,714	13,668,263
5.07%, 04/05/27, (1-day SOFR + 0.730%)(b)	21,629	21,573,088
5.18%, 01/31/28, (1-day SOFR + 0.820%)(b)	15,465	15,426,743
5.37%, 06/06/25, (1-day SOFR + 1.020%)(a)(b)	15,357	15,366,737
5.37%, 12/17/29, (1-day SOFR + 1.030%)(a)(b)	15,715	15,560,616
5.40%, 07/17/26, (1-day SOFR + 1.080%)(b)	19,578	19,682,364
U.S. Bank NA/Cincinnati OH, 5.01%, 10/22/27, (1-day SOFR + 0.690%)(b)	19,545	19,465,844
UBS AG, 5.27%, 09/11/25, (1-day SOFR + 0.930%)(b)	22,462	22,476,188
UBS Group AG, 5.94%, 05/12/26, (1-day SOFR + 1.580%)(b)(c)	24,785	24,791,990
United Overseas Bank Ltd., 4.94%, 04/02/28, (1-day SOFR Index + 0.580%)(a)(b)(c)	20,000	19,993,394
Wells Fargo & Co.
5.09%, 01/24/28, (1-day SOFR + 0.780%)(a)(b)	23,215	23,089,949
5.39%, 04/22/28, (1-day SOFR + 1.070%)(b)	35,843	35,933,685
5.68%, 04/23/29, (1-day SOFR + 1.370%)(b)	10,975	11,043,881
Wells Fargo Bank NA
5.03%, 01/15/26, (1-day SOFR + 0.710%)(b)	25,245	25,271,217
5.16%, 08/01/25, (1-day SOFR + 0.800%)(b)	16,496	16,498,429
5.41%, 12/11/26, (1-day SOFR + 1.070%)(b)	20,495	20,580,893
5.42%, 08/07/26, (1-day SOFR + 1.060%)(a)(b)	19,370	19,426,176
Westpac Banking Corp.
4.74%, 04/16/26, (1-day SOFR + 0.420%)(a)(b)	10,975	10,966,069
4.78%, 10/20/26, (1-day SOFR + 0.460%)(b)	23,715	23,695,978
4.85%, 03/06/28, (1-day SOFR + 0.500%)(b)(c)	14,205	14,108,374
4.87%, 06/03/26, (1-day SOFR + 0.520%)(b)	13,396	13,394,661
4.88%, 01/29/26, (1-day SOFR + 0.550%)(a)(b)(c)	5,700	5,698,488
5.07%, 11/17/25, (1-day SOFR + 0.720%)(b)	23,205	23,239,001
5.13%, 04/16/29, (1-day SOFR + 0.810%)(a)(b)	29,501	29,608,380
5.35%, 08/26/25, (1-day SOFR + 1.000%)(a)(b)	24,802	24,851,045
		4,054,612,430
Beverages — 0.6%
Keurig Dr Pepper Inc., 5.22%, 03/15/27, (1-day SOFR Index + 0.880%)(a)(b)	16,058	16,052,862
PepsiCo Inc., 4.75%, 02/13/26, (1-day SOFR Index + 0.400%)(a)(b)	13,011	13,003,337
87
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
Pepsico Singapore Financing I Pte Ltd., 4.91%, 02/16/27, (1-day SOFR Index + 0.560%)(b)	$21,091	$21,071,336
		50,127,535
Commercial Services — 0.1%
PayPal Holdings Inc., 5.02%, 03/06/28, (1-day SOFR + 0.670%)(a)(b)	12,405	12,382,973
Diversified Financial Services — 2.1%
American Express Co.
5.01%, 11/04/26, (1-day SOFR Index + 0.650%)(a)(b)	17,494	17,467,778
5.06%, 04/23/27, (1-day SOFR + 0.750%)(a)(b)	11,355	11,358,482
5.11%, 02/13/26, (1-day SOFR + 0.760%)(b)	17,362	17,393,795
5.25%, 07/26/28, (1-day SOFR + 0.930%)(a)(b)	18,167	18,228,629
5.29%, 07/28/27, (1-day SOFR Index + 0.970%)(a)(b)	17,691	17,710,002
5.35%, 02/16/28, (1-day SOFR Index + 1.000%)(a)(b)	17,296	17,312,518
5.57%, 04/25/29, (1-day SOFR + 1.260%)(b)	11,000	11,046,234
5.71%, 10/30/26, (1-day SOFR Index + 1.350%)(a)(b)	13,125	13,157,977
Charles Schwab Corp. (The)
4.87%, 05/13/26, (1-day SOFR Index + 0.520%)(b)	15,837	15,785,419
5.40%, 03/03/27, (1-day SOFR Index + 1.050%)(a)(b)	14,968	15,038,917
Mastercard Inc., 4.79%, 03/15/28, (1-day SOFR Index + 0.440%)(b)	11,348	11,320,465
Nomura Holdings Inc., 5.61%, 07/02/27, (1-day SOFR + 1.250%)(a)(b)	18,397	18,439,656
		184,259,872
Electric — 1.2%
Consolidated Edison Co. of New York Inc., 4.87%, 11/18/27, (1-day SOFR Index + 0.520%)(a)(b)	13,384	13,347,028
Georgia Power Co., 4.63%, 09/15/26, (1-day SOFR Index + 0.280%)(a)(b)	12,900	12,877,033
National Rural Utilities Cooperative Finance Corp.
5.16%, 02/05/27, (1-day SOFR + 0.800%)(a)(b)	12,960	12,930,374
5.16%, 09/16/27, (1-day SOFR + 0.820%)(b)	10,635	10,613,801
NextEra Energy Capital Holdings Inc.
5.09%, 01/29/26, (1-day SOFR Index + 0.760%)(b)	27,480	27,480,370
5.16%, 02/04/28, (1-day SOFR Index + 0.800%)(a)(b)	12,860	12,851,263
Pinnacle West Capital Corp., 5.17%, 06/10/26, (1-day SOFR + 0.820%)(a)(b)	17,771	17,728,577
		107,828,446
Health Care - Services — 0.5%
HCA Inc., 5.22%, 03/01/28, (1-day SOFR + 0.870%)(a)(b)	11,350	11,320,849
Roche Holdings Inc., 5.09%, 11/13/26, (1-day SOFR + 0.740%)(a)(b)(c)	13,125	13,096,062
UnitedHealth Group Inc., 4.82%, 07/15/26, (1-day SOFR + 0.500%)(a)(b)	15,808	15,764,833
		40,181,744
Insurance — 4.8%
Athene Global Funding
5.17%, 01/07/27, (1-day SOFR Index + 0.830%)(a)(b)(c)	12,475	12,461,589
Security	Par (000)	Value
Insurance (continued)
5.21%, 05/08/26, (1-day SOFR Index + 0.850%)(b)(c)	$10,566	$10,556,924
5.30%, 03/06/28, (1-day SOFR Index + 0.950%)(b)(c)	11,900	11,866,893
5.38%, 08/27/26, (1-day SOFR Index + 1.030%)(b)(c)	11,375	11,384,314
5.56%, 03/25/27, (1-day SOFR Index + 1.210%)(a)(b)(c)	12,613	12,687,324
Corebridge Global Funding
5.09%, 01/07/28, (1-day SOFR + 0.750%)(b)(c)	7,325	7,271,162
5.65%, 09/25/26, (1-day SOFR + 1.300%)(b)(c)	23,103	23,244,650
Jackson National Life Global Funding, 5.30%, 01/14/28, (1-day SOFR + 0.970%)(b)(c)	12,830	12,779,744
Marsh & McLennan Companies Inc., 5.06%, 11/08/27, (1-day SOFR Index + 0.700%)(a)(b)	12,781	12,741,804
MassMutual Global Funding II
5.08%, 04/09/27, (1-day SOFR + 0.740%)(a)(b)(c)	16,500	16,487,688
5.10%, 01/29/27, (1-day SOFR + 0.770%)(b)(c)	21,633	21,659,993
5.32%, 07/10/26, (1-day SOFR + 0.980%)(a)(b)(c)	19,737	19,835,654
Metropolitan Life Global Funding I
4.91%, 04/09/26, (1-day SOFR Index + 0.570%)(a)(b)(c)	16,165	16,160,760
5.04%, 06/11/27, (1-day SOFR Index + 0.700%)(a)(b)(c)	16,850	16,829,926
New York Life Global Funding
4.77%, 02/05/27, (1-day SOFR + 0.410%)(a)(b)(c)	3,425	3,416,525
4.83%, 06/09/26, (1-day SOFR + 0.480%)(a)(b)(c)	20,995	20,999,225
4.90%, 01/16/26, (1-day SOFR Index + 0.580%)(a)(b)(c)	23,075	23,112,701
4.93%, 08/28/26, (1-day SOFR + 0.580%)(a)(b)(c)	13,820	13,837,459
5.02%, 04/02/27, (1-day SOFR +0.670%)(a)(b)(c)	19,440	19,395,504
5.19%, 04/25/28, (1-day SOFR + 0.880%)(a)(b)(c)	11,200	11,223,110
5.28%, 04/02/26, (1-day SOFR Index + 0.930%)(a)(b)(c)	12,481	12,539,252
Pacific Life Global Funding II
4.84%, 02/04/27, (1-day SOFR + 0.480%)(b)(c)	200	199,397
4.92%, 01/27/28, (1-day SOFR + 0.600%)(a)(b)(c)	1,000	993,351
4.93%, 12/20/27, (1-day SOFR + 0.580%)(a)(b)(c)	14,900	14,832,354
4.95%, 03/27/26, (1-day SOFR +0.600%)(a)(b)(c)	12,446	12,464,479
4.97%, 06/04/26, (1-day SOFR + 0.620%)(a)(b)(c)	14,062	14,057,123
5.21%, 02/05/27, (1-day SOFR + 0.850%)(a)(b)(c)	20,870	20,903,780
5.37%, 07/28/26, (1-day SOFR Index + 1.050%)(a)(b)(c)	21,722	21,846,005
Principal Life Global Funding II, 5.25%, 08/28/25, (1-day SOFR + 0.900%)(a)(b)(c)	16,795	16,783,876
Protective Life Global Funding, 5.04%, 04/10/26, (1-day SOFR + 0.700%)(a)(b)(c)	10,485	10,493,801
		423,066,367
Machinery — 2.6%
Caterpillar Financial Services Corp.
4.72%, 01/07/27, (1-day SOFR + 0.380%)(a)(b)	13,380	13,347,312
Schedule of Investments
88

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
4.81%, 08/11/25, (1-day SOFR + 0.455%)(a)(b)	$15,821	$15,820,877
4.81%, 02/27/26, (1-day SOFR + 0.460%)(a)(b)	25,484	25,488,295
4.87%, 05/14/27, (1-day SOFR + 0.520%)(a)(b)	19,294	19,247,637
4.87%, 03/03/28, (1-day SOFR + 0.520%)(b)	13,180	13,148,709
4.91%, 11/15/27, (1-day SOFR + 0.560%)(a)(b)	13,905	13,896,093
5.01%, 10/16/26, (1-day SOFR + 0.690%)(a)(b)	12,579	12,615,552
John Deere Capital Corp.
4.79%, 03/06/26, (1-day SOFR + 0.440%)(a)(b)	12,939	12,936,897
4.80%, 10/22/25, (1-day SOFR + 0.480%)(a)(b)	19,385	19,385,658
4.85%, 03/06/28, (1-day SOFR + 0.500%)(a)(b)	12,505	12,465,542
4.92%, 03/03/26, (1-day SOFR + 0.570%)(a)(b)	12,918	12,935,510
4.93%, 04/19/27, (1-day SOFR + 0.600%)(a)(b)	18,804	18,748,642
4.95%, 06/11/27, (1-day SOFR + 0.600%)(b)	15,957	15,959,607
5.02%, 07/15/27, (1-day SOFR + 0.680%)(a)(b)	11,250	11,278,415
5.14%, 06/08/26, (1-day SOFR + 0.790%)(b)	13,823	13,853,383
		231,128,129
Mining — 0.4%
Glencore Funding LLC
5.10%, 10/01/26, (1-day SOFR Index + 0.750%)(b)(c)	5,100	5,094,713
5.40%, 04/04/27, (1-day SOFR Index + 1.060%)(a)(b)(c)	12,695	12,718,999
Rio Tinto Finance USA PLC, 5.18%, 03/14/28, (1-day SOFR Index + 0.840%)(a)(b)	15,005	15,022,438
		32,836,150
Multi-National — 3.7%
European Investment Bank, 5.35%, 05/21/28, (1-day SOFR Index + 1.000%)(b)(c)	36,690	37,432,625
Inter-American Development Bank
4.61%, 03/20/28, (1-day SOFR Index + 0.270%)(a)(b)	67,440	67,361,266
4.70%, 10/05/28, (1-day SOFR Index + 0.350%)(a)(b)	49,796	49,819,127
International Bank for Reconstruction & Development
4.62%, 01/24/29, (1-day SOFR Index + 0.300%)(a)(b)	77,447	77,287,423
4.71%, 01/12/27, (1-day SOFR Index + 0.370%)(a)(b)	93,043	93,253,981
		325,154,422
Oil & Gas — 0.3%
Chevron USA Inc.
4.71%, 02/26/27, (1-day SOFR Index + 0.360%)(a)(b)	12,745	12,728,797
4.82%, 02/26/28, (1-day SOFR Index + 0.470%)(b)	11,766	11,770,150
		24,498,947
Pharmaceuticals — 0.4%
Bristol-Myers Squibb Co., 4.84%, 02/20/26, (1-day SOFR + 0.490%)(b)	22,503	22,510,334
GlaxoSmithKline Capital PLC, 4.84%, 03/12/27, (1-day SOFR + 0.500%)(a)(b)	9,260	9,253,015
		31,763,349
Real Estate Investment Trusts — 0.3%
Public Storage Operating Co., 5.02%, 04/16/27, (1-day SOFR Index + 0.700%)(b)	30,123	29,982,384
Retail — 0.2%
Walmart Inc., 4.75%, 04/28/27, (1-day SOFR Index + 0.430%)(b)	21,050	21,080,619
Security	Par (000)	Value
Savings & Loans — 0.2%
Nationwide Building Society, 5.64%, 02/16/28, (1-day SOFR + 1.290%)(a)(b)(c)	$13,078	$13,101,821
Software — 0.2%
Oracle Corp., 5.12%, 08/03/28, (1-day SOFR + 0.760%)(b)	13,480	13,495,737
Total Corporate Bonds & Notes — 73.4% (Cost: $6,463,151,225)		6,461,949,468
Foreign Government Obligations(e)
Canada — 0.3%
CPPIB Capital Inc., 5.60%, 03/11/26, (1-day SOFR + 1.250%)(a)(b)(c)	24,250	24,454,889
Export Development Canada, 4.69%, 08/01/28, (1-day SOFR Index + 0.330%)(b)	2,920	2,920,877
		27,375,766
Finland — 0.1%
Kuntarahoitus OYJ, 5.37%, 02/02/29, (1-day SOFR + 1.000%)(b)(c)	11,000	11,213,848
Netherlands — 0.0%
BNG Bank NV, 5.36%, 08/05/26, (1-day SOFR Index + 1.000%)(b)(c)	1,800	1,815,863
Norway — 1.8%
Kommunalbanken AS
4.75%, 03/03/28, (1-day SOFR Index + 0.400%)(a)(b)(c)	64,950	64,993,320
4.76%, 04/09/29, (1-day SOFR Index + 0.410%)(b)(c)	30,000	29,999,669
5.34%, 06/17/26, (1-day SOFR Index + 1.000%)(a)(b)(c)	60,320	60,796,241
		155,789,230
South Korea — 1.5%
Export-Import Bank of Korea
4.82%, 01/14/28, (1-day SOFR + 0.470%)(a)(b)	17,845	17,786,460
5.17%, 09/11/29, (1-day SOFR + 0.820%)(b)	20,995	21,177,521
Industrial Bank of Korea, 4.98%, 09/30/27, (1-day SOFR + 0.620%)(b)(d)	10,825	10,832,029
Korea Development Bank (The)
5.02%, 10/23/26, (1-day SOFR + 0.700%)(b)	10,950	10,975,817
5.12%, 02/03/30, (1-day SOFR + 0.760%)(a)(b)	32,425	32,466,594
Korea Housing Finance Corp., 5.23%, 01/21/30(b)(d)	10,300	10,341,502
Korea National Oil Corp.
4.29%, 04/03/27, (1-day SOFR + 0.830%)(b)(d)	5,000	5,013,088
5.26%, 09/30/27(b)(d)	15,000	15,053,746
5.44%, 11/14/26, (1-day SOFR + 1.080%)(b)(d)	9,670	9,725,804
		133,372,561
Supranational — 20.7%
Asian Development Bank
4.64%, 06/20/28, (1-day SOFR Index + 0.300%)(a)(b)	48,566	48,520,624
5.34%, 06/16/26, (1-day SOFR Index + 1.000%)(b)	63,805	64,370,493
5.35%, 08/27/26, (1-day SOFR Index + 1.000%)(b)	50,955	51,479,062
5.35%, 04/06/27, (1-day SOFR Index + 1.000%)(b)	54,737	55,494,741
89
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Floating Rate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
Asian Infrastructure Investment Bank (The)
4.56%, 04/15/26, (1-day SOFR + 0.220%)(b)(c)	$5,475	$5,475,229
4.98%, 08/16/27, (1-day SOFR Index + 0.620%)(b)(c)	15,250	15,355,370
European Bank for Reconstruction & Development
4.52%, 04/14/26, (1-day SOFR Index + 0.190%)(b)	98,165	98,154,653
4.65%, 02/16/29, (1-day SOFR Index + 0.300%)(b)	80,039	79,895,532
4.68%, 02/20/28, (1-day SOFR Index + 0.330%)(b)	97,595	97,672,636
European Investment Bank
4.68%, 08/14/29, (1-day SOFR Index + 0.320%)(b)	59,760	59,699,938
5.32%, 01/21/26, (1-day SOFR Index + 1.000%)(b)(c)	52,670	52,971,545
Inter-American Development Bank
4.51%, 09/16/26, (1-day SOFR Index + 0.170%)(b)	70,792	70,733,856
4.56%, 02/10/26, (1-day SOFR Index + 0.200%)(a)(b)	57,919	57,928,930
4.62%, 04/12/27, (1-day SOFR Index + 0.280%)(a)(b)	64,578	64,623,716
4.66%, 02/15/29, (1-day SOFR Index + 0.300%)(b)	65,823	65,688,953
4.70%, 10/04/27, (1-day SOFR Index + 0.350%)(a)(b)	64,552	64,675,709
4.73%, 08/01/29, (1-day SOFR Index + 0.370%)(a)(b)	60,591	60,584,332
Series GLOB, 4.73%, 03/13/30, (1-day SOFR + 0.390%)(a)(b)	19,025	19,008,775
International Bank for Reconstruction & Development
4.52%, 06/15/26, (1-day SOFR Index + 0.180%)(b)	36,910	36,902,265
4.61%, 06/15/27, (1-day SOFR Index + 0.270%)(b)	72,945	72,968,860
4.64%, 11/18/27, (1-day SOFR Index + 0.280%)(b)	30,300	30,300,418
4.64%, 11/22/28, (1-day SOFR Index + 0.290%)(a)(b)	75,595	75,462,528
4.65%, 09/18/25, (1-day SOFR Index + 0.310%)(b)	68,665	68,708,303
4.66%, 09/23/26, (1-day SOFR Index + 0.310%)(a)(b)	80,949	81,070,411
4.66%, 05/15/28, (1-day SOFR Index + 0.300%)(a)(b)	69,175	69,172,475
4.79%, 08/19/27, (1-day SOFR Index + 0.430%)(b)	107,944	108,338,664
4.84%, 02/23/27, (1-day SOFR Index + 0.280%)(a)(b)	15,430	15,441,169
International Finance Corp.
4.62%, 03/16/26, (1-day SOFR Index + 0.280%)(b)	45,367	45,405,693
Security	Par (000)	Value
Supranational (continued)
4.66%, 08/28/28, (1-day SOFR Index + 0.310%)(b)	$82,372	$82,383,518
4.72%, 08/28/29, (1-day SOFR Index + 0.360%)(b)	39,675	39,678,918
Nordic Investment Bank
4.64%, 10/04/27, (1-day SOFR Index + 0.290%)(b)(c)	4,731	4,731,276
5.36%, 05/12/26, (1-day SOFR Index + 1.000%)(b)	58,048	58,519,700
		1,821,418,292
Sweden — 0.8%
Svensk Exportkredit AB
5.36%, 08/03/26, (1-day SOFR Index + 1.000%)(a)(b)	49,810	50,240,186
5.36%, 05/05/27, (1-day SOFR + 1.000%)(b)	20,000	20,243,580
		70,483,766
Total Foreign Government Obligations — 25.2% (Cost: $2,221,628,532)		2,221,469,326
Total Long-Term Investments — 98.6% (Cost: $8,684,779,757)		8,683,418,794
	Shares
Short-Term Securities
Money Market Funds — 5.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(f)(g)(h)	349,438,543	349,578,318
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(f)(g)	100,570,000	100,570,000
Total Short-Term Securities — 5.1% (Cost: $450,032,507)		450,148,318
Total Investments — 103.7% (Cost: $9,134,812,264)		9,133,567,112
Liabilities in Excess of Other Assets — (3.7)%		(324,631,080)
Net Assets — 100.0%		$8,808,936,032

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
90

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Floating Rate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$407,798,177	$—	$(58,102,885)(a)	$2,408	$(119,382)	$349,578,318	349,438,543	$743,892 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	55,930,000	44,640,000 (a)	—	—	—	100,570,000	100,570,000	850,229	—
				$2,408	$(119,382)	$450,148,318		$1,594,121	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$6,461,949,468	$—	$6,461,949,468
Foreign Government Obligations	—	2,221,469,326	—	2,221,469,326
Short-Term Securities
Money Market Funds	450,148,318	—	—	450,148,318
	$450,148,318	$8,683,418,794	$—	$9,133,567,112
See notes to financial statements.
91
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2025
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Collateralized Mortgage Obligations
United States — 0.0%
Federal National Mortgage Association-ACES, Series 2017, Class A2, 3.07%, 09/25/27(a)	$62	$60,960
Total Collateralized Mortgage Obligations — 0.0% (Cost: $60,220)		60,960
Corporate Bonds & Notes
Australia — 0.8%
MTR Corp. CI Ltd., 2.50%, 11/02/26(b)	1,100	1,075,118
Norinchukin Bank (The), 1.28%, 09/22/26(c)	780	744,815
Principal Life Global Funding II, 1.25%, 08/16/26(c)	899	864,960
WP Carey Inc., 2.45%, 02/01/32(d)	606	507,506
		3,192,399
Brazil — 0.5%
Suzano Austria GmbH, 5.75%, 07/14/26(b)(d)	830	837,530
Suzano International Finance BV, 5.50%, 01/17/27	1,216	1,227,040
		2,064,570
Canada — 1.5%
Alimentation Couche-Tard Inc., 3.63%, 05/13/51(c)(d)	570	379,746
Brookfield Finance Inc., 2.72%, 04/15/31	815	723,694
Canadian Imperial Bank of Commerce, 0.95%, 10/23/25	810	796,219
Manulife Financial Corp., 3.70%, 03/16/32	1,195	1,113,197
Royal Bank of Canada, 1.15%, 07/14/26	1,279	1,234,581
Southern Power Co., 0.90%, 01/15/26	687	668,904
Toronto-Dominion Bank (The), 5.26%, 12/11/26	853	865,318
		5,781,659
Chile — 0.6%
Colbun SA, 3.15%, 01/19/32(b)	940	815,307
Engie Energia Chile SA, 6.38%, 04/17/34(b)	800	821,617
Inversiones CMPC SA, 4.38%, 04/04/27(b)(d)	780	772,214
		2,409,138
China — 5.3%
Agricultural Bank of China Ltd./New York
1.25%, 01/19/26(b)	400	391,752
2.00%, 01/18/27(b)	600	579,889
Amipeace Ltd., 1.75%, 11/09/26(b)	700	675,661
Baidu Inc., 2.38%, 08/23/31(d)	1,105	975,357
Bank of China Ltd./Luxembourg, 1.40%, 04/28/26(b)	1,200	1,168,969
Bank of China Ltd./Paris, 4.75%, 11/23/25(b)	600	601,322
Chengdu Tianfu New Area Investment Group Co. Ltd., 5.45%, 04/10/27(b)	200	201,114
China Construction Bank Corp./Hong Kong
1.25%, 08/04/25(b)	1,400	1,388,923
5.00%, 11/30/26(b)	800	810,956
China Construction Bank Corp./London, 3.13%, 05/17/25(b)	1,400	1,399,254
China Construction Bank Corp./Sydney, 4.50%, 05/31/26(b)	800	803,174
China Merchants Bank Co. Ltd./Hong Kong, 1.20%, 09/10/25(b)	1,400	1,383,864
China Merchants Bank Co. Ltd./Luxembourg Branch, 1.25%, 09/01/26(b)	500	481,079
Henan Railway Construction & Investment Group Co. Ltd., 4.80%, 01/10/28(b)	800	799,162
Industrial & Commercial Bank of China Ltd./Hong Kong
1.63%, 10/28/26(b)	1,800	1,736,373
Security	Par (000)	Value
China (continued)
2.95%, 06/01/25(b)	$2,300	$2,297,186
5.38%, 10/25/26(b)	1,400	1,425,484
Industrial Bank Co. Ltd./Hong Kong, 3.25%, 05/18/25(b)	1,000	999,482
Lenovo Group Ltd., 6.54%, 07/27/32(b)	905	954,464
Shanghai Pudong Development Bank Co. Ltd., 3.25%, 07/14/25(b)	600	598,432
Shanhai Hong Kong International Investments Ltd., 5.00%, 06/16/25(b)	200	198,553
Xiaomi Best Time International Ltd., 4.10%, 07/14/51(b)	660	504,713
Xingcheng Bvi Ltd., 2.38%, 10/08/26(b)	600	573,468
		20,948,631
Denmark — 0.3%
AP Moller - Maersk A/S, 5.88%, 09/14/33(c)(d)	1,240	1,263,756
France — 1.0%
BNP Paribas SA, 1.68%, 06/30/27, (1-day SOFR + 0.912%)(a)(c)(d)	1,745	1,686,084
Electricite de France SA, 3.63%, 10/13/25(c)(d)	2,140	2,124,226
		3,810,310
Germany — 4.2%
Deutsche Bank AG/New York, 1.69%, 03/19/26	1,420	1,384,690
Kreditanstalt fuer Wiederaufbau
0.75%, 09/30/30	3,322	2,829,914
1.00%, 10/01/26	4,481	4,312,973
1.75%, 09/14/29	3,297	3,034,778
4.38%, 02/28/34	3,324	3,367,252
RWE Finance U.S. LLC, 5.88%, 04/16/34(c)	1,850	1,885,857
		16,815,464
Hong Kong — 1.4%
CMB International Leasing Management Ltd., 1.75%, 09/16/26(b)	400	386,236
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 2.25%, 07/15/31(b)	700	604,309
ICBCIL Finance Co. Ltd., 2.25%, 11/02/26(b)	1,300	1,261,802
Link Finance Cayman 2009 Ltd. (The), 2.88%, 07/21/26(b)	900	884,605
MTR Corp. Ltd., 1.63%, 08/19/30(b)	1,860	1,641,751
Swire Properties MTN Financing Ltd., 3.50%, 01/10/28(b)	900	878,722
		5,657,425
Hungary — 0.3%
MVM Energetika Zrt, 7.50%, 06/09/28(b)	1,100	1,150,281
India — 1.3%
Indian Railway Finance Corp. Ltd.
3.57%, 01/21/32(b)	890	808,539
3.84%, 12/13/27(b)	800	785,215
Power Finance Corp. Ltd., 3.75%, 12/06/27(b)	700	683,533
REC Ltd.
3.88%, 07/07/27(b)	700	686,765
4.75%, 09/27/29(b)	840	832,261
5.63%, 04/11/28(b)	1,200	1,223,492
		5,019,805
Indonesia — 0.5%
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(b)	730	733,272
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(b)	1,400	1,299,166
		2,032,438
Schedule of Investments
92

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ireland — 0.4%
Bank of Ireland Group PLC, 6.25%, 09/16/26, (1-year CMT + 2.650%)(a)(c)	$1,650	$1,658,738
Japan — 3.7%
Aozora Bank Ltd.
5.90%, 03/02/26(b)	400	402,737
5.90%, 09/08/26(b)	700	707,964
Central Nippon Expressway Co. Ltd., 0.89%, 12/10/25(b)	700	684,890
Honda Motor Co. Ltd.
2.53%, 03/10/27	1,834	1,777,078
2.97%, 03/10/32(d)	1,194	1,059,224
Marubeni Corp., 1.58%, 09/17/26(b)	900	865,727
Mitsui Fudosan Co. Ltd., 2.57%, 01/21/32(c)	575	493,532
Mizuho Financial Group Inc.
3.26%, 05/22/30, (1-year CMT + 1.250%)(a)	645	610,830
5.78%, 07/06/29, (1-year CMT + 1.650%)(a)	2,425	2,510,251
Norinchukin Bank (The)
4.87%, 09/14/27(c)	775	778,665
5.09%, 10/16/29(c)	900	907,135
5.43%, 03/09/28(c)(d)	760	775,131
Sumitomo Mitsui Financial Group Inc., 2.47%, 01/14/29(d)	805	749,565
Sumitomo Mitsui Trust Bank Ltd.
1.55%, 03/25/26(c)(d)	795	775,494
2.80%, 03/10/27(c)	890	866,675
5.50%, 03/09/28(c)	815	839,186
		14,804,084
Kuwait — 0.2%
NBK SPC Ltd., 5.50%, 06/06/30, (1-day SOFR + 1.160%)(a)(b)	900	924,100
Mexico — 0.3%
Trust Fibra Uno, 7.38%, 02/13/34(b)	1,025	1,014,343
Netherlands — 2.6%
ABN AMRO Bank NV, 2.47%, 12/13/29, (1-year CMT + 1.100%)(a)(c)	1,685	1,562,174
Cooperatieve Rabobank UA
1.00%, 09/24/26, (1-year CMT + 0.730%)(a)(c)	1,515	1,492,492
1.11%, 02/24/27, (1-year CMT + 0.550%)(a)(c)	1,725	1,675,660
ING Groep NV
1.40%, 07/01/26, (1-year CMT + 1.100%)(a)(c)(d)	1,735	1,724,868
4.63%, 01/06/26(c)	1,965	1,963,510
Nederlandse Waterschapsbank NV, 2.38%, 03/24/26(c)(d)	2,030	2,001,699
		10,420,403
Philippines — 0.1%
Philippine National Bank, 4.85%, 10/23/29(b)	500	496,636
Portugal — 0.3%
EDP Finance BV, 1.71%, 01/24/28(c)	1,425	1,323,082
Qatar — 0.3%
QNB Finance Ltd., 1.63%, 09/22/25(b)	1,000	987,387
Saudi Arabia — 5.0%
Gaci First Investment Co.
4.75%, 02/14/30(b)	2,900	2,885,682
4.88%, 02/14/35(b)	3,300	3,171,684
5.00%, 10/13/27(b)	2,000	2,009,977
5.13%, 02/14/53(b)	2,900	2,422,460
Security	Par (000)	Value
Saudi Arabia (continued)
5.25%, 10/13/32(b)	$2,920	$2,940,487
5.38%, 10/13/2122(b)	800	647,136
Saudi Electricity Global Sukuk Co. 5
1.74%, 09/17/25(b)	1,200	1,185,014
2.41%, 09/17/30(b)	900	793,955
Saudi Electricity Sukuk Programme Co.
4.63%, 04/11/33(b)	1,850	1,803,883
5.49%, 02/18/35(b)	2,000	2,033,296
		19,893,574
South Korea — 3.1%
Doosan Enerbility Co. Ltd., 5.50%, 07/17/26(b)	600	607,736
Hanwha Q Cells Americas Holdings Corp., 5.00%, 07/27/28(b)	625	635,123
Hyundai Capital Services Inc.
1.25%, 02/08/26(b)	925	901,508
2.50%, 01/24/27(b)	450	434,635
Kia Corp.
1.75%, 10/16/26(b)	750	721,051
2.75%, 02/14/27(b)	530	514,385
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52, (5-year CMT + 2.887%)(a)(b)	980	985,581
LG Chem Ltd., 3.63%, 04/15/29(b)	745	710,380
LG Energy Solution Ltd.
5.38%, 07/02/29(b)(d)	1,485	1,492,316
5.50%, 07/02/34(b)	770	738,624
5.63%, 09/25/26(b)	825	833,715
5.75%, 09/25/28(b)	925	943,992
Shinhan Bank Co. Ltd., 4.38%, 04/13/32(b)(d)	840	794,901
SK Battery America Inc., 4.88%, 01/23/27(b)	600	603,287
SK On Co. Ltd., 5.38%, 05/11/26(b)	1,400	1,412,168
		12,329,402
Supranational — 0.5%
New Development Bank (The), 5.13%, 04/26/26(b)	1,900	1,910,583
Sweden — 0.4%
Swedbank AB, 1.54%, 11/16/26(c)(d)	1,540	1,478,863
United Arab Emirates — 5.4%
Abu Dhabi Commercial Bank PJSC
4.50%, 09/14/27(b)	900	898,921
5.50%, 01/12/29(b)	900	928,177
Abu Dhabi National Energy Co. PJSC
4.70%, 04/24/33(b)	1,550	1,524,403
4.75%, 03/09/37(b)	1,600	1,531,517
Adib Sukuk Co. II Ltd., 5.70%, 11/15/28(b)	700	722,748
Aldar Investment Properties Sukuk Ltd.
4.88%, 05/24/33(b)	700	691,248
5.50%, 05/16/34(b)	1,700	1,742,733
Commercial Bank of Dubai PSC, 5.32%, 06/14/28(b)	800	813,695
DP World Crescent Ltd., 5.50%, 09/13/33(b)	2,400	2,409,980
Emirates NBD Bank PJSC, 5.88%, 10/11/28(b)	1,300	1,351,297
First Abu Dhabi Bank PJSC
4.77%, 06/06/28(b)	1,000	1,008,118
5.13%, 10/13/27(b)	1,175	1,193,323
MAF Sukuk Ltd.
3.93%, 02/28/30(b)	1,000	960,009
4.64%, 05/14/29(b)	1,400	1,385,166
5.00%, 06/01/33(b)	600	595,239
Masdar Abu Dhabi Future Energy Co.
4.88%, 07/25/29(b)	900	907,146
4.88%, 07/25/33(b)	1,000	986,858
93
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Arab Emirates (continued)
5.25%, 07/25/34(b)	$900	$902,979
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(b)	1,107	908,477
		21,462,034
United States — 35.7%
AES Andes SA, 6.30%, 03/15/29(b)(d)	750	763,031
AES Corp. (The)
1.38%, 01/15/26	1,358	1,323,992
2.45%, 01/15/31(d)	1,633	1,398,723
5.45%, 06/01/28	1,475	1,497,706
Alexandria Real Estate Equities Inc.
2.00%, 05/18/32	1,478	1,193,704
2.95%, 03/15/34	1,287	1,060,402
3.80%, 04/15/26	729	721,456
4.75%, 04/15/35(d)	822	770,158
American Homes 4 Rent LP, 5.50%, 02/01/34	952	949,466
Apple Inc., 3.00%, 06/20/27	1,662	1,633,633
Arizona Public Service Co., 2.65%, 09/15/50	582	336,077
AvalonBay Communities Inc.
1.90%, 12/01/28	850	781,476
2.05%, 01/15/32(d)	1,145	972,764
Avangrid Inc., 3.80%, 06/01/29	1,201	1,162,718
Boston Properties LP
2.45%, 10/01/33	1,385	1,084,595
2.55%, 04/01/32	1,390	1,143,302
3.40%, 06/21/29	1,800	1,687,841
4.50%, 12/01/28(d)	1,140	1,120,907
6.50%, 01/15/34(d)	1,210	1,269,511
6.75%, 12/01/27	1,240	1,294,140
Consolidated Edison Co. of New York Inc.
3.60%, 06/15/61(d)	1,250	829,401
Series 20A, 3.35%, 04/01/30	1,042	995,775
Series 20B, 3.95%, 04/01/50	1,622	1,242,100
Dominion Energy Inc., Series C, 2.25%, 08/15/31	1,416	1,213,634
DTE Electric Co.
3.95%, 03/01/49	1,066	827,652
Series A, 1.90%, 04/01/28(d)	1,017	956,734
Series A, 4.05%, 05/15/48	862	685,625
Series B, 3.25%, 04/01/51	687	462,444
Series B, 3.65%, 03/01/52	589	425,298
Duke Energy Carolinas LLC, 3.95%, 11/15/28(d)	1,095	1,086,220
Duke Energy Florida LLC, 2.50%, 12/01/29(d)	1,100	1,017,497
Duke Energy Progress LLC
3.45%, 03/15/29	998	968,181
5.10%, 03/15/34	840	843,058
Equinix Inc.
1.00%, 09/15/25	1,353	1,330,884
1.55%, 03/15/28	1,172	1,082,695
2.50%, 05/15/31	1,640	1,436,408
3.90%, 04/15/32	1,909	1,784,756
ERP Operating LP
1.85%, 08/01/31	784	669,089
4.15%, 12/01/28(d)	634	629,943
Evergy Kansas Central Inc., 2.55%, 07/01/26	531	521,984
Federal Realty OP LP
1.25%, 02/15/26	777	755,738
5.38%, 05/01/28	553	564,873
Fifth Third Bancorp, 1.71%, 11/01/27, (1-day SOFR + 0.685%)(a)	833	796,937
Ford Motor Co.
3.25%, 02/12/32	4,092	3,344,792
6.10%, 08/19/32	2,833	2,717,666
Security	Par (000)	Value
United States (continued)
General Motors Co.
5.40%, 10/15/29(d)	$1,676	$1,689,572
5.60%, 10/15/32	1,997	1,980,070
Georgia Power Co., 3.25%, 04/01/26(d)	557	551,002
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34(c)	1,585	1,519,342
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26(c)	1,702	1,652,015
3.75%, 09/15/30(c)(d)	604	531,463
8.00%, 06/15/27(c)(d)	1,392	1,432,326
Healthpeak OP LLC
1.35%, 02/01/27(d)	867	819,939
2.13%, 12/01/28	780	715,100
Host Hotels & Resorts LP
5.70%, 07/01/34	980	964,977
Series H, 3.38%, 12/15/29	758	699,840
Series I, 3.50%, 09/15/30	1,748	1,591,087
Series J, 2.90%, 12/15/31	451	385,567
Hyundai Capital America, 5.80%, 06/26/25(c)	1,241	1,242,982
Interstate Power & Light Co.
3.50%, 09/30/49	377	261,102
3.60%, 04/01/29	608	589,395
4.10%, 09/26/28	636	630,054
JPMorgan Chase & Co., 6.07%, 10/22/27, (1-day SOFR + 1.330%)(a)	3,352	3,435,885
Kaiser Foundation Hospitals
3.15%, 05/01/27	950	933,136
Series 2021, 2.81%, 06/01/41	2,039	1,433,430
Kilroy Realty LP
2.50%, 11/15/32	580	448,976
2.65%, 11/15/33	722	546,631
4.75%, 12/15/28	635	618,963
Kimco Realty OP LLC, 2.70%, 10/01/30	820	745,005
Liberty Utilities Finance GP 1, 2.05%, 09/15/30(c)	977	841,868
Massachusetts Institute of Technology, 3.96%, 07/01/38	611	555,149
Metropolitan Life Global Funding I, 0.95%, 07/02/25(c)(d)	1,290	1,281,923
MidAmerican Energy Co.
2.70%, 08/01/52	765	454,324
3.10%, 05/01/27	677	664,718
3.15%, 04/15/50	918	611,288
3.65%, 04/15/29	1,360	1,333,249
3.65%, 08/01/48	1,135	843,519
3.95%, 08/01/47	842	650,651
4.25%, 07/15/49	1,477	1,186,065
5.30%, 02/01/55	1,000	934,148
5.35%, 01/15/34	570	585,682
5.85%, 09/15/54	1,660	1,680,435
Nature Conservancy (The), Series A, 3.96%, 03/01/52(d)	482	376,567
New York State Electric & Gas Corp.
5.30%, 08/15/34(c)(d)	834	834,914
5.65%, 08/15/28(c)	555	572,781
5.85%, 08/15/33(c)	702	731,107
NextEra Energy Capital Holdings Inc., 1.90%, 06/15/28	2,443	2,267,455
Niagara Mohawk Power Corp.
1.96%, 06/27/30(c)	930	812,760
5.78%, 09/16/52(c)	823	798,373
NiSource Inc., 5.00%, 06/15/52	551	478,542
Schedule of Investments
94

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Norinchukin Bank (The), 2.08%, 09/22/31(c)(d)	$840	$706,162
Northern States Power Co./MN
2.25%, 04/01/31	715	635,136
2.60%, 06/01/51	918	544,522
2.90%, 03/01/50	920	588,475
3.20%, 04/01/52	679	452,792
4.50%, 06/01/52(d)	775	647,196
5.40%, 03/15/54	1,125	1,072,487
NSTAR Electric Co.
3.10%, 06/01/51	432	282,284
3.25%, 05/15/29	630	602,578
3.95%, 04/01/30	698	678,524
4.95%, 09/15/52	633	564,231
Oncor Electric Delivery Co. LLC, 4.15%, 06/01/32	641	611,360
Pacific Life Global Funding II, 1.38%, 04/14/26(c)(d)	1,315	1,279,363
PacifiCorp
2.90%, 06/15/52	1,654	971,853
5.50%, 05/15/54(d)	2,036	1,852,597
Piedmont Operating Partnership LP, 3.15%, 08/15/30(d)	455	388,982
PNC Financial Services Group Inc. (The), 4.76%, 01/26/27, (1-day SOFR Index + 1.085%)(a)	2,115	2,116,598
Prologis LP
1.25%, 10/15/30	1,255	1,065,407
4.63%, 01/15/33(d)	1,203	1,180,540
Prudential Financial Inc., 1.50%, 03/10/26	866	844,351
Public Service Co. of Colorado
3.70%, 06/15/28	666	655,795
4.10%, 06/15/48	560	428,939
5.75%, 05/15/54	1,331	1,295,619
Series 34, 3.20%, 03/01/50(d)	873	573,856
Series 36, 2.70%, 01/15/51	580	336,199
Public Service Co. of Oklahoma
Series J, 2.20%, 08/15/31	663	564,714
Series K, 3.15%, 08/15/51	635	400,971
Puget Sound Energy Inc.
5.45%, 06/01/53	539	508,830
5.69%, 06/15/54	771	747,127
Rexford Industrial Realty LP, 2.15%, 09/01/31	660	551,245
RWE Finance U.S. LLC, 6.25%, 04/16/54(c)(d)	1,525	1,477,002
Seattle Children's Hospital, Series 2021, 2.72%, 10/01/50(d)	463	281,349
Solar Star Funding LLC, 5.38%, 06/30/35(c)(d)	1,152	1,168,479
Southern Power Co., 4.15%, 12/01/25	1,015	1,011,406
Southwestern Electric Power Co., 3.25%, 11/01/51	1,076	677,573
Southwestern Public Service Co.
3.75%, 06/15/49	540	387,844
Series 8, 3.15%, 05/01/50	951	610,960
Toyota Motor Credit Corp., 2.15%, 02/13/30	1,311	1,182,460
Tucson Electric Power Co., 1.50%, 08/01/30	496	423,753
UDR Inc.
1.90%, 03/15/33	589	459,374
3.10%, 11/01/34	529	435,959
Union Electric Co., 2.63%, 03/15/51	880	519,540
Union Pacific Corp., 4.95%, 09/09/52(d)	956	868,638
Verizon Communications Inc.
1.50%, 09/18/30	1,623	1,390,583
2.85%, 09/03/41	1,598	1,114,000
3.88%, 02/08/29(d)	1,651	1,623,954
3.88%, 03/01/52	1,632	1,201,487
5.05%, 05/09/33(d)	1,700	1,712,345
Security	Par (000)	Value
United States (continued)
5.50%, 02/23/54	$1,635	$1,569,826
Welltower OP LLC
2.70%, 02/15/27	835	813,302
3.85%, 06/15/32	902	844,140
Wisconsin Electric Power Co., 4.75%, 09/30/32(d)	830	835,305
Wisconsin Power and Light Co.
1.95%, 09/16/31	559	477,387
3.95%, 09/01/32	1,020	951,456
4.95%, 04/01/33	521	516,862
5.38%, 03/30/34	497	501,200
Wisconsin Public Service Corp., 2.85%, 12/01/51	664	402,680
Xylem Inc./New York
1.95%, 01/30/28	845	793,593
2.25%, 01/30/31(d)	890	777,848
		141,447,401
Total Corporate Bonds & Notes — 75.7% (Cost: $309,047,567)		300,296,506
Foreign Government Obligations(e)
Canada — 0.9%
CDP Financial Inc., 1.00%, 05/26/26(c)	1,700	1,648,161
Export Development Canada, 4.75%, 06/05/34	1,705	1,769,288
		3,417,449
Chile — 1.2%
Chile Government International Bond
2.55%, 01/27/32	2,229	1,933,801
3.50%, 01/25/50	3,875	2,708,543
		4,642,344
Denmark — 0.4%
Kommunekredit, 5.13%, 11/01/27(b)	1,600	1,651,028
Finland — 0.4%
Kuntarahoitus OYJ, 3.63%, 10/09/29(c)	1,600	1,587,872
Hong Kong — 4.6%
Airport Authority
1.75%, 01/12/27(c)	1,720	1,654,315
4.75%, 01/12/28(c)	1,680	1,706,809
Hong Kong Government International Bond
0.63%, 02/02/26(c)	2,335	2,279,112
1.38%, 02/02/31(c)	1,460	1,264,421
1.75%, 11/24/31(b)	1,600	1,392,250
2.38%, 02/02/51(c)	800	497,248
4.00%, 06/07/28(c)(d)	1,250	1,253,456
4.00%, 06/07/33(c)	1,650	1,606,550
4.25%, 06/07/26(c)(d)	800	803,477
4.25%, 07/24/27(c)	1,700	1,719,263
4.38%, 01/11/26(c)	30	30,105
4.50%, 01/11/28(c)	1,710	1,735,791
4.63%, 01/11/33(c)(d)	1,500	1,523,142
5.25%, 01/11/53(c)(d)	820	841,092
		18,307,031
Indonesia — 1.1%
Perusahaan Penerbit SBSN Indonesia III
3.55%, 06/09/51(b)(d)	2,280	1,588,592
4.70%, 06/06/32(b)	2,500	2,453,778
5.50%, 07/02/54(b)	280	267,383
		4,309,753
95
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® USD Green Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Israel — 0.7%
Israel Government International Bond, 4.50%, 01/17/33(d)	$3,075	$2,874,766
Japan — 0.7%
Japan Bank for International Cooperation
1.63%, 01/20/27	1,335	1,284,794
4.38%, 10/05/27	750	759,685
4.88%, 10/18/28	850	879,037
		2,923,516
Peru — 0.3%
Fondo MIVIVIENDA SA, 4.63%, 04/12/27(b)	1,040	1,030,254
Qatar — 1.1%
Qatar Government International Bond
4.63%, 05/29/29(b)	1,800	1,830,957
4.75%, 05/29/34(b)	2,600	2,648,458
		4,479,415
Senegal — 4.0%
European Investment Bank
0.63%, 10/21/27	575	534,719
3.75%, 02/14/33	8,560	8,400,611
4.38%, 10/10/31	6,602	6,757,805
		15,693,135
South Korea — 0.9%
Export-Import Bank of Korea
1.75%, 10/19/28(b)	1,455	1,342,539
2.13%, 01/18/32(d)	1,780	1,513,908
Korea Hydro & Nuclear Power Co. Ltd., 5.00%, 07/18/28(b)	800	813,849
		3,670,296
Supranational — 6.3%
Arab Energy Fund (The), 1.48%, 10/06/26(c)	1,140	1,092,320
Arab Petroleum Investments Corp., 5.43%, 05/02/29(c)	1,200	1,237,267
Asian Development Bank
1.75%, 08/14/26	975	950,543
2.38%, 08/10/27(d)	867	843,385
3.13%, 09/26/28	1,445	1,420,578
European Investment Bank
0.75%, 09/23/30	2,506	2,136,856
1.63%, 10/09/29	1,884	1,722,206
1.63%, 05/13/31	3,670	3,233,091
2.13%, 04/13/26	2,650	2,606,854
2.38%, 05/24/27	2,796	2,723,494
2.88%, 06/13/25(c)	1,200	1,197,807
International Bank for Reconstruction & Development, 3.13%, 11/20/25	1,505	1,496,155
International Finance Corp., 2.13%, 04/07/26	2,230	2,194,272
New Development Bank (The), 4.68%, 11/07/27(b)	2,200	2,233,409
		25,088,237
Total Foreign Government Obligations — 22.6% (Cost: $91,917,325)		89,675,096
Security	Par (000)	Value
Municipal Debt Obligations
United States — 0.4%
City of Los Angeles Department of Airports Customer Facility Charge Revenue RB, Class A, 4.24%, 05/15/48 (AGM)	$460	$388,911
District of Columbia Water & Sewer Authority RB, 4.81%, 10/01/2114(d)	500	424,747
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Class A, 4.66%, 10/01/27	380	385,707
University of Michigan RB, Class B, 3.50%, 04/01/52	600	443,180
Total Municipal Debt Obligations — 0.4% (Cost: $1,885,222)		1,642,545
Total Long-Term Investments — 98.7% (Cost: $402,910,334)		391,675,107
	Shares
Short-Term Securities
Money Market Funds — 6.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(f)(g)(h)	23,016,456	23,025,662
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(f)(g)	4,250,000	4,250,000
Total Short-Term Securities — 6.9% (Cost: $27,266,102)		27,275,662
Total Investments — 105.6% (Cost: $430,176,436)		418,950,769
Liabilities in Excess of Other Assets — (5.6)%		(22,057,826)
Net Assets — 100.0%		$396,892,943

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of this security is on loan.
(e)	U.S. dollar denominated security issued by foreign domiciled entity.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
96

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® USD Green Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$34,416,643	$—	$(11,382,512)(a)	$(1,648)	$(6,821)	$23,025,662	23,016,456	$58,068 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,030,000	—	(5,780,000)(a)	—	—	4,250,000	4,250,000	94,609	—
				$(1,648)	$(6,821)	$27,275,662		$152,677	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Collateralized Mortgage Obligations	$—	$60,960	$—	$60,960
Corporate Bonds & Notes	—	300,296,506	—	300,296,506
Foreign Government Obligations	—	89,675,096	—	89,675,096
Municipal Debt Obligations	—	1,642,545	—	1,642,545
Short-Term Securities
Money Market Funds	27,275,662	—	—	27,275,662
	$27,275,662	$391,675,107	$—	$418,950,769
See notes to financial statements.
97
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
April 30, 2025

	iShares 0-5 Year Investment Grade Corporate Bond ETF	iShares Aaa - A Rated Corporate Bond ETF	iShares BB Rated Corporate Bond ETF	iShares Convertible Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$2,185,221,168	$1,622,142,025	$199,219,869	$2,371,248,493
Investments, at value—affiliated(c)	144,183,668	140,652,544	41,709,481	20,440,000
Cash	2,392,739	4,666	—	9,925
Foreign currency, at value(d)	—	—	20	—
Receivables:
Investments sold	15,045,733	20,245,134	3,651,521	23,943,836
Securities lending income—affiliated	21,602	24,432	11,540	3
Capital shares sold	—	—	—	2,032,971
Dividends—affiliated	49,123	31,888	3,524	119,765
Interest—unaffiliated	21,467,028	17,840,823	3,042,914	10,439,986
Total assets	2,368,381,061	1,800,941,512	247,638,869	2,428,234,979
LIABILITIES
Bank overdraft	—	—	26,364	—
Collateral on securities loaned, at value	136,860,744	131,116,658	41,101,158	—
Payables:
Investments purchased	18,611,603	13,799,124	2,001,015	23,275,662
Investment advisory fees	108,830	202,737	64,636	393,376
Total liabilities	155,581,177	145,118,519	43,193,173	23,669,038
Commitments and contingent liabilities
NET ASSETS	$2,212,799,884	$1,655,822,993	$204,445,696	$2,404,565,941
NET ASSETS CONSIST OF
Paid-in capital	$2,221,492,779	$1,777,115,291	$215,184,004	$2,562,866,676
Accumulated loss	(8,692,895)	(121,292,298)	(10,738,308)	(158,300,735)
NET ASSETS	$2,212,799,884	$1,655,822,993	$204,445,696	$2,404,565,941
NET ASSET VALUE
Shares outstanding	43,900,000	34,900,000	4,450,000	28,350,000
Net asset value	$50.41	$47.44	$45.94	$84.82
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$2,175,773,450	$1,708,671,131	$201,338,672	$2,412,193,423
(b) Securities loaned, at value	$132,610,964	$126,516,487	$39,490,702	$—
(c) Investments, at cost—affiliated	$144,124,433	$140,617,959	$41,689,323	$20,440,000
(d) Foreign currency, at cost	$—	$—	$18	$—
See notes to financial statements.
Statements of Assets and Liabilities
98

Statements of Assets and Liabilities (unaudited)(continued)
April 30, 2025

	iShares Floating Rate Bond ETF	iShares USD Green Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$8,683,418,794	$391,675,107
Investments, at value—affiliated(c)	450,148,318	27,275,662
Cash	—	5,103
Foreign currency, at value(d)	—	6,244
Receivables:
Investments sold	17,974,579	202,797
Securities lending income—affiliated	106,749	7,065
Capital shares sold	2,883,860	202,798
Dividends—affiliated	238,645	9,642
Interest—unaffiliated	56,272,482	3,695,247
Total assets	9,211,043,427	423,079,665
LIABILITIES
Bank overdraft	608,116	—
Collateral on securities loaned, at value	349,373,355	23,014,432
Payables:
Investments purchased	51,036,376	3,106,957
Investment advisory fees	1,089,548	65,333
Total liabilities	402,107,395	26,186,722
Commitments and contingent liabilities
NET ASSETS	$8,808,936,032	$396,892,943
NET ASSETS CONSIST OF
Paid-in capital	$8,847,873,243	$433,491,908
Accumulated loss	(38,937,211)	(36,598,965)
NET ASSETS	$8,808,936,032	$396,892,943
NET ASSET VALUE
Shares outstanding	173,100,000	8,400,000
Net asset value	$50.89	$47.25
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$8,684,779,757	$402,910,334
(b) Securities loaned, at value	$340,960,067	$22,138,998
(c) Investments, at cost—affiliated	$450,032,507	$27,266,102
(d) Foreign currency, at cost	$—	$6,050
See notes to financial statements.
99
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended April 30, 2025

	iShares 0-5 Year Investment Grade Corporate Bond ETF	iShares Aaa - A Rated Corporate Bond ETF	iShares BB Rated Corporate Bond ETF	iShares Convertible Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$501,545	$132,895	$52,609	$656,400
Interest—unaffiliated	43,757,210	37,089,086	11,959,367	28,458,668
Securities lending income—affiliated—net	145,586	174,277	85,370	1,895
Other income—unaffiliated	1,193	—	9,087	—
Total investment income	44,405,534	37,396,258	12,106,433	29,116,963
EXPENSES
Investment advisory	646,393	1,225,972	463,464	2,533,826
Total expenses	646,393	1,225,972	463,464	2,533,826
Net investment income	43,759,141	36,170,286	11,642,969	26,583,137
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(381,443)	(3,677,400)	(140,793)	1,798,448
Investments—affiliated	2,935	(3,065)	(6,332)	(401)
In-kind redemptions—unaffiliated(a)	1,952,245	868,674	26,414	17,031,528
	1,573,737	(2,811,791)	(120,711)	18,829,575
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	19,490,225	(3,793,925)	(6,529,357)	(5,550,130)
Investments—affiliated	(38,633)	(35,775)	(17,026)	(1)
Foreign currency translations	—	—	1	—
	19,451,592	(3,829,700)	(6,546,382)	(5,550,131)
Net realized and unrealized gain (loss)	21,025,329	(6,641,491)	(6,667,093)	13,279,444
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$64,784,470	$29,528,795	$4,975,876	$39,862,581
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
100

Statements of Operations (unaudited)(continued)
Six Months Ended April 30, 2025

	iShares Floating Rate Bond ETF	iShares USD Green Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$850,229	$94,609
Interest—unaffiliated	207,479,771	8,718,334
Securities lending income—affiliated—net	743,892	58,068
Total investment income	209,073,892	8,871,011
EXPENSES
Investment advisory	6,033,171	393,706
Total expenses	6,033,171	393,706
Net investment income	203,040,721	8,477,305
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	850,769	(470,269)
Investments—affiliated	2,408	(1,648)
In-kind redemptions—unaffiliated(a)	1,011,591	142,023
	1,864,768	(329,894)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(24,937,036)	602,467
Investments—affiliated	(119,382)	(6,821)
Foreign currency translations	—	113
	(25,056,418)	595,759
Net realized and unrealized gain (loss)	(23,191,650)	265,865
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$179,849,071	$8,743,170
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
101
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares 0-5 Year Investment Grade Corporate Bond ETF		iShares Aaa - A Rated Corporate Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$43,759,141	$77,949,628	$36,170,286	$46,915,368
Net realized gain (loss)	1,573,737	(8,805,832)	(2,811,791)	(11,503,323)
Net change in unrealized appreciation (depreciation)	19,451,592	99,177,698	(3,829,700)	84,873,959
Net increase in net assets resulting from operations	64,784,470	168,321,494	29,528,795	120,286,004
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(42,909,989)(b)	(77,435,851)	(35,666,496)(b)	(44,695,860)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	74,674,598	(211,101,215)	10,321,982	654,311,045
NET ASSETS
Total increase (decrease) in net assets	96,549,079	(120,215,572)	4,184,281	729,901,189
Beginning of period	2,116,250,805	2,236,466,377	1,651,638,712	921,737,523
End of period	$2,212,799,884	$2,116,250,805	$1,655,822,993	$1,651,638,712

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
102

Statements of Changes in Net Assets(continued)

	iShares BB Rated Corporate Bond ETF		iShares Convertible Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$11,642,969	$22,140,620	$26,583,137	$40,211,752
Net realized gain (loss)	(120,711)	(89,490)	18,829,575	4,122,168
Net change in unrealized appreciation (depreciation)	(6,546,382)	20,930,141	(5,550,131)	279,192,820
Net increase in net assets resulting from operations	4,975,876	42,981,271	39,862,581	323,526,740
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(11,989,929)(b)	(21,573,434)	(29,794,968)(b)	(43,434,686)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(155,984,944)	82,310,282	138,663,753	649,811,169
NET ASSETS
Total increase (decrease) in net assets	(162,998,997)	103,718,119	148,731,366	929,903,223
Beginning of period	367,444,693	263,726,574	2,255,834,575	1,325,931,352
End of period	$204,445,696	$367,444,693	$2,404,565,941	$2,255,834,575

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
103
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares Floating Rate Bond ETF		iShares USD Green Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$203,040,721	$438,929,212	$8,477,305	$14,138,565
Net realized gain (loss)	1,864,768	5,475,759	(329,894)	(4,164,958)
Net change in unrealized appreciation (depreciation)	(25,056,418)	28,225,118	595,759	24,379,302
Net increase in net assets resulting from operations	179,849,071	472,630,089	8,743,170	34,352,909
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(202,467,075)(b)	(442,137,238)	(8,432,348)(b)	(13,841,560)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,507,438,988	(282,310,163)	9,402,308	51,716,173
NET ASSETS
Total increase (decrease) in net assets	1,484,820,984	(251,817,312)	9,713,130	72,227,522
Beginning of period	7,324,115,048	7,575,932,360	387,179,813	314,952,291
End of period	$8,808,936,032	$7,324,115,048	$396,892,943	$387,179,813

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
104

Financial Highlights
(For a share outstanding throughout each period)

	iShares 0-5 Year Investment Grade Corporate Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of period	$49.91	$47.89	$47.24	$51.36	$52.01	$51.17
Net investment income(a)	1.01	1.78	1.37	0.86	0.80	1.27
Net realized and unrealized gain (loss)(b)	0.48	2.01	0.66	(4.09)	(0.57)	0.90
Net increase (decrease) from investment operations	1.49	3.79	2.03	(3.23)	0.23	2.17
Distributions(c)
From net investment income	(0.99)(d)	(1.77)	(1.38)	(0.82)	(0.87)	(1.32)
From net realized gain	—	—	—	(0.07)	(0.01)	(0.01)
Total distributions	(0.99)	(1.77)	(1.38)	(0.89)	(0.88)	(1.33)
Net asset value, end of period	$50.41	$49.91	$47.89	$47.24	$51.36	$52.01
Total Return(e)
Based on net asset value	3.01%(f)	8.03%	4.32%	(6.35)%	0.44%	4.31%
Ratios to Average Net Assets(g)
Total expenses	0.06%(h)	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income	4.06%(h)	3.62%	2.85%	1.74%	1.54%	2.48%
Supplemental Data
Net assets, end of period (000)	$2,212,800	$2,116,251	$2,236,466	$2,992,806	$2,521,896	$2,062,138
Portfolio turnover rate(i)	13%	24%	23%	20%	23%	29%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
105
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Aaa - A Rated Corporate Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of period	$47.67	$44.10	$44.74	$56.49	$57.46	$54.85
Net investment income(a)	1.04	1.93	1.60	1.20	1.10	1.35
Net realized and unrealized gain (loss)(b)	(0.25)	3.51	(0.69)	(11.75)	(0.91)	2.68
Net increase (decrease) from investment operations	0.79	5.44	0.91	(10.55)	0.19	4.03
Distributions(c)
From net investment income	(1.02)(d)	(1.87)	(1.55)	(1.20)	(1.13)	(1.42)
From net realized gain	—	—	—	—	(0.03)	—
Total distributions	(1.02)	(1.87)	(1.55)	(1.20)	(1.16)	(1.42)
Net asset value, end of period	$47.44	$47.67	$44.10	$44.74	$56.49	$57.46
Total Return(e)
Based on net asset value	1.70%(f)	12.45%	1.92%	(18.93)%	0.34%	7.44%
Ratios to Average Net Assets(g)
Total expenses	0.15%(h)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	4.43%(h)	4.07%	3.43%	2.35%	1.93%	2.37%
Supplemental Data
Net assets, end of period (000)	$1,655,823	$1,651,639	$921,738	$773,919	$1,186,345	$1,485,423
Portfolio turnover rate(i)	7%	16%	16%	14%	17%	16%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
106

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares BB Rated Corporate Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period From 10/06/20(a) to 10/31/20
Net asset value, beginning of period	$46.51	$43.23	$43.97	$52.01	$49.76	$50.00
Net investment income(b)	1.44	2.90	2.78	2.28	1.89	0.12
Net realized and unrealized gain (loss)(c)	(0.57)	3.21	(0.69)	(8.04)	2.25	(0.36)
Net increase (decrease) from investment operations	0.87	6.11	2.09	(5.76)	4.14	(0.24)
Distributions(d)
From net investment income	(1.44)(e)	(2.83)	(2.83)	(2.12)	(1.89)	—
From net realized gain	—	—	—	(0.16)	—	—
Total distributions	(1.44)	(2.83)	(2.83)	(2.28)	(1.89)	—
Net asset value, end of period	$45.94	$46.51	$43.23	$43.97	$52.01	$49.76
Total Return(f)
Based on net asset value	1.90%(g)	14.44%	4.75%	(11.30)%	8.39%	(0.48)%(g)
Ratios to Average Net Assets(h)
Total expenses	0.25%(i)	0.25%	0.25%	0.25%	0.25%	0.25%(i)
Total expenses after fees waived	0.25%(i)	0.25%	0.15%	0.15%	0.15%	0.15%(i)
Net investment income	6.28%(i)	6.32%	6.25%	4.92%	3.64%	3.36%(i)
Supplemental Data
Net assets, end of period (000)	$204,446	$367,445	$263,727	$329,801	$93,611	$72,151
Portfolio turnover rate(j)	12%	37%	22%	21%	32%	0%(k)
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
(k) Rounds to less than 0.5%.
See notes to financial statements.
107
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Convertible Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of period	$83.86	$71.10	$70.75	$102.26	$80.71	$59.07
Net investment income(a)	0.89	1.75	1.17	1.13	0.75	0.86
Net realized and unrealized gain (loss)(b)	1.07	12.94	0.51	(25.49)	24.52	21.90
Net increase (decrease) from investment operations	1.96	14.69	1.68	(24.36)	25.27	22.76
Distributions(c)
From net investment income	(1.00)(d)	(1.93)	(1.33)	(1.30)	(0.97)	(1.12)
From net realized gain	—	—	—	(5.85)	(2.75)	—
Total distributions	(1.00)	(1.93)	(1.33)	(7.15)	(3.72)	(1.12)
Net asset value, end of period	$84.82	$83.86	$71.10	$70.75	$102.26	$80.71
Total Return(e)
Based on net asset value	2.33%(f)	20.91%	2.35%	(25.08)%	31.91%	39.02%
Ratios to Average Net Assets(g)
Total expenses	0.20%(h)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	2.10%(h)	2.22%	1.61%	1.45%	0.75%	1.24%
Supplemental Data
Net assets, end of period (000)	$2,404,566	$2,255,835	$1,325,931	$1,835,845	$1,907,198	$851,507
Portfolio turnover rate(i)	13%	25%	22%	17%	46%	33%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
108

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Floating Rate Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of period	$51.04	$50.81	$50.32	$50.74	$50.70	$50.98
Net investment income(a)	1.27	3.02	2.68	0.73	0.22	0.83
Net realized and unrealized gain (loss)(b)	(0.12)	0.24	0.48	(0.63)	0.05	(0.24)
Net increase from investment operations	1.15	3.26	3.16	0.10	0.27	0.59
Distributions from net investment income(c)	(1.30)(d)	(3.03)	(2.67)	(0.52)	(0.23)	(0.87)
Net asset value, end of period	$50.89	$51.04	$50.81	$50.32	$50.74	$50.70
Total Return(e)
Based on net asset value	2.28%(f)	6.61%	6.47%	0.21%	0.52%	1.19%
Ratios to Average Net Assets(g)
Total expenses	0.15%(h)	0.15%	0.15%	0.15%	0.20%	0.20%
Net investment income	5.05%(h)	5.94%	5.30%	1.46%	0.43%	1.64%
Supplemental Data
Net assets, end of period (000)	$8,808,936	$7,324,115	$7,575,932	$9,177,515	$7,001,546	$5,592,224
Portfolio turnover rate(i)	17%	37%	37%	39%	38%	29%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
109
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares USD Green Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of period	$47.22	$44.36	$44.78	$54.46	$55.61	$55.00
Net investment income(a)	1.00	1.88	1.63	1.06	0.30	0.49
Net realized and unrealized gain (loss)(b)	0.03	2.83	(0.44)	(9.49)	(1.29)	2.10
Net increase (decrease) from investment operations	1.03	4.71	1.19	(8.43)	(0.99)	2.59
Distributions(c)
From net investment income	(1.00)(d)	(1.85)	(1.61)	(1.25)	(0.16)	(1.64)
From net realized gain	—	—	—	—	—	(0.34)
Total distributions	(1.00)	(1.85)	(1.61)	(1.25)	(0.16)	(1.98)
Net asset value, end of period	$47.25	$47.22	$44.36	$44.78	$54.46	$55.61
Total Return(e)
Based on net asset value	2.21%(f)	10.74%	2.59%	(15.69)%	(1.82)%	4.89%(g)
Ratios to Average Net Assets(h)
Total expenses	0.20%(i)	0.20%	0.20%	0.21%	0.25%	0.25%
Total expenses after fees waived	0.20%(i)	0.20%	0.16%	0.12%	0.20%	0.20%
Net investment income	4.31%(i)	4.02%	3.53%	2.13%	0.55%	0.90%
Supplemental Data
Net assets, end of period (000)	$396,893	$387,180	$314,952	$279,846	$236,907	$133,471
Portfolio turnover rate(j)	5%	21%	20%	94%	24%	16%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
110

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
0-5 Year Investment Grade Corporate Bond	Diversified
Aaa - A Rated Corporate Bond	Diversified
BB Rated Corporate Bond	Diversified
Convertible Bond	Diversified
Floating Rate Bond	Diversified
USD Green Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Certain Funds' books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Certain Funds do not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
111
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies
Notes to Financial Statements
112

Notes to Financial Statements (unaudited) (continued)
or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
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Notes to Financial Statements (unaudited) (continued)
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
0-5 Year Investment Grade Corporate Bond
Barclays Bank PLC	$24,842,139	$(24,842,139)	$—	$—
BMO Capital Markets Corp.	2,457,202	(2,457,202)	—	—
BNP Paribas SA	10,141,449	(10,141,449)	—	—
BofA Securities, Inc.	8,445,319	(8,445,319)	—	—
Citigroup Global Markets, Inc.	1,756,348	(1,756,348)	—	—
Deutsche Bank Securities, Inc.	7,992,482	(7,992,482)	—	—
Goldman Sachs & Co. LLC	4,237,845	(4,237,845)	—	—
HSBC Securities (USA), Inc.	1,773,243	(1,773,243)	—	—
J.P. Morgan Securities LLC	30,484,783	(30,484,783)	—	—
Morgan Stanley	12,940,313	(12,940,313)	—	—
MUFG Securities Americas Inc.	2,058,936	(2,058,936)	—	—
Pershing LLC	6,899,148	(6,899,148)	—	—
RBC Capital Markets LLC	10,366,907	(10,366,907)	—	—
Scotia Capital (USA), Inc.	22,314	(22,314)	—	—
UBS Securities LLC	468,628	(468,628)	—	—
Wells Fargo Securities LLC	7,723,908	(7,723,908)	—	—
	$132,610,964	$(132,610,964)	$—	$—
Aaa - A Rated Corporate Bond
Barclays Bank PLC	$25,545,382	$(25,545,382)	$—	$—
Barclays Capital, Inc.	855,608	(855,608)	—	—
BMO Capital Markets Corp.	2,027,564	(2,027,564)	—	—
BNP Paribas SA	11,563,524	(11,563,524)	—	—
BofA Securities, Inc.	8,021,186	(8,021,186)	—	—
Citadel Clearing LLC	812,119	(812,119)	—	—
Citigroup Global Markets, Inc.	1,988,440	(1,988,440)	—	—
Deutsche Bank Securities, Inc.	8,413,011	(8,413,011)	—	—
Goldman Sachs & Co. LLC	7,157,573	(7,157,573)	—	—
HSBC Securities (USA), Inc.	884,130	(884,130)	—	—
J.P. Morgan Securities LLC	21,700,337	(21,700,337)	—	—
Jefferies LLC	712,630	(712,630)	—	—
Morgan Stanley	7,763,732	(7,763,732)	—	—
MUFG Securities Americas Inc.	1,159,657	(1,159,657)	—	—
Nomura Securities International, Inc.	426,807	(426,807)	—	—
Pershing LLC	3,739,779	(3,739,779)	—	—
RBC Capital Markets LLC	15,993,543	(15,993,543)	—	—
Scotia Capital (USA), Inc.	1,263,379	(1,263,379)	—	—
State Street Bank & Trust Co.	2,131,633	(2,131,633)	—	—
TD Securities (USA) LLC	5,892	(5,892)	—	—
UBS Securities LLC	168,777	(168,777)	—	—
Wells Fargo Bank N.A.	573,106	(573,106)	—	—
Wells Fargo Securities LLC	3,608,678	(3,608,678)	—	—
	$126,516,487	$(126,516,487)	$—	$—
Notes to Financial Statements
114

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
BB Rated Corporate Bond
Barclays Bank PLC	$9,001,551	$(9,001,551)	$—	$—
Barclays Capital, Inc.	764,826	(764,826)	—	—
BMO Capital Markets Corp.	577,280	(577,280)	—	—
BNP Paribas SA	7,582,082	(7,582,082)	—	—
BofA Securities, Inc.	1,515,894	(1,515,894)	—	—
Citigroup Global Markets, Inc.	512,586	(512,586)	—	—
J.P. Morgan Securities LLC	5,437,470	(5,437,470)	—	—
Jefferies LLC	557,049	(557,049)	—	—
Morgan Stanley	2,529,416	(2,529,416)	—	—
Nomura Securities International, Inc.	147,647	(147,647)	—	—
Pershing LLC	430,154	(430,154)	—	—
RBC Capital Markets LLC	6,374,084	(6,374,084)	—	—
Scotia Capital (USA), Inc.	2,123,604	(2,123,604)	—	—
State Street Bank & Trust Co.	893,195	(893,195)	—	—
TD Securities (USA) LLC	344,256	(344,256)	—	—
Toronto-Dominion Bank	124,270	(124,270)	—	—
UBS Securities LLC	245,385	(245,385)	—	—
Wells Fargo Bank, National Association	233,015	(233,015)	—	—
Wells Fargo Securities LLC	96,938	(96,938)	—	—
	$39,490,702	$(39,490,702)	$—	$—
Floating Rate Bond
Barclays Bank PLC	$40,153,331	$(40,153,331)	$—	$—
Barclays Capital, Inc.	1,049,048	(1,049,048)	—	—
BMO Capital Markets Corp.	32,525,688	(32,525,688)	—	—
BNP Paribas SA	1,974,855	(1,974,855)	—	—
BofA Securities, Inc.	2,391,110	(2,391,110)	—	—
Citigroup Global Markets, Inc.	13,608,502	(13,608,502)	—	—
Goldman Sachs & Co. LLC	11,562,499	(11,562,499)	—	—
HSBC Securities (USA), Inc.	724,761	(724,761)	—	—
J.P. Morgan Securities LLC	95,824,309	(95,824,309)	—	—
Jefferies LLC	6,995,768	(6,995,768)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	499,689	(499,689)	—	—
Morgan Stanley	46,277,548	(46,277,548)	—	—
Nomura Securities International, Inc.	14,339,725	(14,339,725)	—	—
Pershing LLC	15,118,340	(15,118,340)	—	—
RBC Capital Markets LLC	19,798,317	(19,798,317)	—	—
Scotia Capital (USA), Inc.	4,996,441	(4,996,441)	—	—
Toronto-Dominion Bank	7,733,387	(7,733,387)	—	—
Wells Fargo Securities LLC	25,386,749	(25,386,749)	—	—
	$340,960,067	$(340,960,067)	$—	$—
USD Green Bond
Barclays Capital, Inc.	$1,518,688	$(1,518,688)	$—	$—
BMO Capital Markets Corp.	239,889	(239,889)	—	—
BNP Paribas SA	1,584,231	(1,584,231)	—	—
BofA Securities, Inc.	1,946,651	(1,946,651)	—	—
Citigroup Global Markets, Inc.	687,227	(687,227)	—	—
J.P. Morgan Securities LLC	9,996,583	(9,996,583)	—	—
Jefferies LLC	702,410	(702,410)	—	—
Morgan Stanley	1,207,900	(1,207,900)	—	—
Pershing LLC	419,647	(419,647)	—	—
RBC Capital Markets LLC	3,103,846	(3,103,846)	—	—
Scotia Capital (USA), Inc.	715,208	(715,208)	—	—
Wells Fargo Securities LLC	16,718	(16,718)	—	—
	$22,138,998	$(22,138,998)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of
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Notes to Financial Statements (unaudited) (continued)
the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
0-5 Year Investment Grade Corporate Bond	0.06%
Aaa - A Rated Corporate Bond	0.15
BB Rated Corporate Bond	0.25
Convertible Bond	0.20
Floating Rate Bond	0.15
USD Green Bond	0.20
Sub-Adviser: BFA has entered into separate sub-advisory agreements with BlackRock International Limited and BlackRock (Singapore) Limited (together the “Sub-Advisers”), both affiliates of BFA, under which BFA pays each of the Sub-Advisers for services it provides to the iShares USD Green Bond ETF. Effective March 4, 2022, the sub-advisory agreement between BFA and BlackRock (Singapore) Limited was terminated.
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Notes to Financial Statements
116

Notes to Financial Statements (unaudited) (continued)
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
0-5 Year Investment Grade Corporate Bond	$55,303
Aaa - A Rated Corporate Bond	64,274
BB Rated Corporate Bond	30,351
Convertible Bond	568
Floating Rate Bond	235,644
USD Green Bond	18,427
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended April 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
0-5 Year Investment Grade Corporate Bond	$299,522,763	$284,948,255
Aaa - A Rated Corporate Bond	119,964,197	126,427,363
BB Rated Corporate Bond	42,140,793	43,828,305
Convertible Bond	346,962,179	319,559,514
Floating Rate Bond	1,642,052,957	1,388,756,615
USD Green Bond	25,199,829	20,323,445
For the six months ended April 30, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
0-5 Year Investment Grade Corporate Bond	$378,789,291	$303,651,465
Aaa - A Rated Corporate Bond	263,530,960	253,794,167
BB Rated Corporate Bond	33,770,453	186,815,855
Convertible Bond	366,562,338	225,670,757
Floating Rate Bond	1,623,266,458	376,210,510
USD Green Bond	20,209,319	11,275,866
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
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Notes to Financial Statements (unaudited) (continued)
As of October 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
0-5 Year Investment Grade Corporate Bond	$(26,371,696)
Aaa - A Rated Corporate Bond	(37,358,230)
BB Rated Corporate Bond	(9,947,027)
Convertible Bond	(133,530,558)
Floating Rate Bond	(74,842,200)
USD Green Bond	(26,193,534)
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
0-5 Year Investment Grade Corporate Bond	$2,320,736,084	$19,716,191	$(11,047,439)	$8,668,752
Aaa - A Rated Corporate Bond	1,849,952,350	7,725,759	(94,883,540)	(87,157,781)
BB Rated Corporate Bond	243,207,866	1,252,596	(3,531,112)	(2,278,516)
Convertible Bond	2,439,606,266	175,438,776	(223,356,549)	(47,917,773)
Floating Rate Bond	9,135,509,564	9,832,525	(11,774,977)	(1,942,452)
USD Green Bond	430,449,104	2,088,799	(13,587,134)	(11,498,335)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Notes to Financial Statements
118

Notes to Financial Statements (unaudited) (continued)
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
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Notes to Financial Statements (unaudited) (continued)
Transactions in capital shares were as follows:
	Six Months Ended 04/30/25		Year Ended 10/31/24
iShares ETF	Shares	Amount	Shares	Amount
0-5 Year Investment Grade Corporate Bond
Shares sold	7,750,000	$387,069,899	7,100,000	$348,537,894
Shares redeemed	(6,250,000)	(312,395,301)	(11,400,000)	(559,639,109)
	1,500,000	$74,674,598	(4,300,000)	$(211,101,215)
Aaa - A Rated Corporate Bond
Shares sold	5,750,000	$270,427,545	16,800,000	$798,158,384
Shares redeemed	(5,500,000)	(260,105,563)	(3,050,000)	(143,847,339)
	250,000	$10,321,982	13,750,000	$654,311,045
BB Rated Corporate Bond
Shares sold	750,000	$34,614,381	3,150,000	$144,969,328
Shares redeemed	(4,200,000)	(190,599,325)	(1,350,000)	(62,659,046)
	(3,450,000)	$(155,984,944)	1,800,000	$82,310,282
Convertible Bond
Shares sold	4,300,000	$374,108,430	11,600,000	$912,566,445
Shares redeemed	(2,850,000)	(235,444,677)	(3,350,000)	(262,755,276)
	1,450,000	$138,663,753	8,250,000	$649,811,169
Floating Rate Bond
Shares sold	37,200,000	$1,893,286,165	13,700,000	$697,112,873
Shares redeemed	(7,600,000)	(385,847,177)	(19,300,000)	(979,423,036)
	29,600,000	$1,507,438,988	(5,600,000)	$(282,310,163)
USD Green Bond
Shares sold	450,000	$21,123,918	1,100,000	$51,716,173
Shares redeemed	(250,000)	(11,721,610)	—	—
	200,000	$9,402,308	1,100,000	$51,716,173
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
120

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
121
2025 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
CMT	Constant Maturity Treasury
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Glossary of Terms Used in this Report
122

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April 30, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares 0-5 Year High Yield Corporate Bond ETF | SHYG | NYSE Arca
• iShares Broad USD High Yield Corporate Bond ETF | USHY | Cboe BZX Exchange
• iShares ESG Advanced High Yield Corporate Bond ETF | HYXF | NASDAQ
• iShares Fallen Angels USD Bond ETF | FALN | NASDAQ

2

Schedule of Investments (unaudited)
April 30, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.4%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28(a)(b)	$4,830	$3,888,150
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(a)	9,168	8,878,635
7.50%, 06/01/29(a)(b)	7,685	6,292,094
7.75%, 04/15/28(a)(b)	7,105	5,897,150
7.88%, 04/01/30(a)(b)	4,593	4,598,741
9.00%, 09/15/28(a)(b)	5,915	6,108,420
CMG Media Corp., 8.88%, 06/18/29(a)(b)	4,190	3,666,250
Lamar Media Corp.
3.75%, 02/15/28(b)	4,175	3,980,904
4.00%, 02/15/30(b)	3,945	3,679,442
4.88%, 01/15/29	2,685	2,609,055
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(a)	18,676	16,621,640
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)(b)	3,632	3,373,402
4.63%, 03/15/30(a)(b)	3,930	3,632,087
5.00%, 08/15/27(a)	5,278	5,170,540
Stagwell Global LLC, 5.63%, 08/15/29(a)	7,937	7,492,925
		85,889,435
Aerospace & Defense — 1.9%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(a)(b)	3,820	3,890,135
Bombardier Inc.
6.00%, 02/15/28(a)	5,669	5,599,370
7.50%, 02/01/29(a)(b)	5,490	5,654,700
7.88%, 04/15/27(a)(b)	5,069	5,079,026
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(a)	3,415	3,416,234
Incora Top Holdco LLC, 6.00%, 01/31/33(c)	2,729	582,680
Moog Inc., 4.25%, 12/15/27(a)	3,493	3,363,340
Spirit AeroSystems Inc.
4.60%, 06/15/28	5,240	5,065,246
9.38%, 11/30/29(a)(b)	6,080	6,467,600
TransDigm Inc.
4.63%, 01/15/29(b)	8,510	8,193,213
4.88%, 05/01/29(b)	5,645	5,431,927
5.50%, 11/15/27	18,952	18,880,930
6.38%, 03/01/29(a)	20,065	20,447,238
6.75%, 08/15/28(a)	15,175	15,467,119
Triumph Group Inc., 9.00%, 03/15/28(a)	7,140	7,483,121
		115,021,879
Agriculture — 0.1%
Darling Ingredients Inc., 5.25%, 04/15/27(a)	3,625	3,580,335
Airlines — 1.2%
Air Canada, 3.88%, 08/15/26(a)(b)	8,897	8,714,611
Allegiant Travel Co., 7.25%, 08/15/27(a)(b)	4,012	3,701,070
American Airlines Inc.
7.25%, 02/15/28(a)(b)	5,440	5,372,000
8.50%, 05/15/29(a)(b)	7,470	7,584,922
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)	4,626	4,597,263
5.75%, 04/20/29(a)(b)	21,350	20,656,765
OneSky Flight LLC, 8.88%, 12/15/29(a)	3,840	3,868,800
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 11.00%, 03/06/30, (11.00% Cash)(a)(b)(d)	5,185	4,109,113
Security	Par (000)	Value
Airlines (continued)
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30(a)(b)	$7,125	$6,109,688
7.88%, 05/01/27(a)(b)	3,421	3,318,370
9.50%, 06/01/28(a)(b)	3,720	3,634,133
		71,666,735
Apparel — 0.4%
Crocs Inc., 4.25%, 03/15/29(a)(b)	2,407	2,235,501
Kontoor Brands Inc., 4.13%, 11/15/29(a)	2,797	2,566,248
Under Armour Inc., 3.25%, 06/15/26	4,618	4,470,224
VF Corp.
2.80%, 04/23/27	3,900	3,618,303
2.95%, 04/23/30	4,450	3,659,991
William Carter Co. (The), 5.63%, 03/15/27(a)(b)	3,421	3,327,193
Wolverine World Wide Inc., 4.00%, 08/15/29(a)(b)	4,022	3,343,288
		23,220,748
Auto Manufacturers — 1.2%
Allison Transmission Inc.
4.75%, 10/01/27(a)	2,985	2,926,899
5.88%, 06/01/29(a)(b)	2,205	2,201,549
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)(b)	7,750	6,658,877
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)	3,635	3,460,520
5.50%, 07/15/29(a)(b)	2,855	2,724,983
5.88%, 01/15/28(a)(b)	4,125	4,067,209
7.75%, 10/15/25(a)	5,336	5,337,601
Mclaren Finance PLC, 7.50%, 08/01/26(a)(b)	4,781	4,791,595
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26(a)	5,000	4,713,992
2.45%, 09/15/28(a)	5,000	4,418,268
2.75%, 03/09/28(a)	4,650	4,232,950
7.05%, 09/15/28(a)(b)	4,100	4,191,530
Nissan Motor Co. Ltd.
3.52%, 09/17/25(a)	5,280	5,241,623
4.35%, 09/17/27(a)(b)	9,470	9,125,276
PM General Purchaser LLC, 9.50%, 10/01/28(a)	4,495	4,337,675
Wabash National Corp., 4.50%, 10/15/28(a)(b)	2,942	2,492,196
		70,922,743
Auto Parts & Equipment — 1.9%
Adient Global Holdings Ltd., 7.00%, 04/15/28(a)	3,600	3,620,610
American Axle & Manufacturing Inc.
5.00%, 10/01/29(b)	4,330	3,799,575
6.50%, 04/01/27(b)	3,676	3,571,847
6.88%, 07/01/28(b)	3,060	2,945,250
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26(a)	2,927	2,924,854
6.75%, 05/15/28(a)(b)	5,360	5,432,193
6.75%, 02/15/30(a)(b)	5,005	5,085,445
8.50%, 05/15/27(a)	14,249	14,302,434
Cooper-Standard Automotive Inc.
5.63%, 05/15/27, (5.63% PIK)(a)(b)(d)	2,635	2,150,797
13.50%, 03/31/27, (13.50% Cash)(a)(b)(d)	3,812	3,978,607
Dana Inc.
5.38%, 11/15/27	2,904	2,885,850
5.63%, 06/15/28(b)	2,957	2,922,669
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29(a)(b)	4,857	3,351,330
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Parts & Equipment (continued)
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27(b)	$5,142	$5,056,416
5.00%, 05/31/26	6,825	6,782,344
5.00%, 07/15/29(b)	6,082	5,751,078
IHO Verwaltungs GmbH, 6.38%, 05/15/29, (6.38% Cash)(a)(b)(d)	2,795	2,707,656
Phinia Inc., 6.75%, 04/15/29(a)(b)	3,970	4,017,640
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29(a)(b)	4,384	3,266,080
Tenneco Inc., 8.00%, 11/17/28(a)(b)	13,937	13,298,221
Titan International Inc., 7.00%, 04/30/28(b)	2,930	2,862,860
ZF North America Capital Inc.
6.75%, 04/23/30(a)	5,105	4,644,529
6.88%, 04/14/28(a)(b)	4,675	4,453,499
7.13%, 04/14/30(a)	3,850	3,542,000
		113,353,784
Banks — 0.3%
Freedom Mortgage Corp.
6.63%, 01/15/27(a)	3,688	3,655,730
7.63%, 05/01/26(a)	4,006	4,004,748
12.00%, 10/01/28(a)	5,550	5,940,110
Popular Inc., 7.25%, 03/13/28	2,965	3,044,916
		16,645,504
Beverages — 0.2%
Primo Water Holdings Inc./Triton Water Holdings Inc.
4.38%, 04/30/29(a)	4,808	4,560,532
6.25%, 04/01/29(a)(b)	6,300	6,268,500
		10,829,032
Biotechnology — 0.0%
Emergent BioSolutions Inc., 3.88%, 08/15/28(a)	3,305	2,130,733
Building Materials — 1.0%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(a)(b)	3,880	3,996,400
Builders FirstSource Inc., 5.00%, 03/01/30(a)(b)	3,885	3,724,744
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(a)	5,350	4,639,520
Cornerstone Building Brands Inc., 9.50%, 08/15/29(a)	3,640	3,166,800
CP Atlas Buyer Inc., 7.00%, 12/01/28(a)(b)	3,530	2,915,229
Griffon Corp., 5.75%, 03/01/28(b)	6,805	6,697,066
Jeld-Wen Inc., 4.88%, 12/15/27(a)(b)	2,810	2,593,967
Louisiana-Pacific Corp., 3.63%, 03/15/29(a)(b)	2,452	2,290,577
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(a)(b)	3,695	3,330,119
New Enterprise Stone & Lime Co. Inc., 5.25%, 07/15/28(a)(b)	4,355	4,226,247
Oscar AcquisitionCo LLC/Oscar Finance Inc., 9.50%, 04/15/30(a)	4,155	3,781,050
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(a)	7,957	7,754,548
Standard Industries Inc./New York
4.75%, 01/15/28(a)	7,350	7,156,328
5.00%, 02/15/27(a)	5,977	5,916,171
		62,188,766
Chemicals — 3.5%
ASP Unifrax Holdings Inc.
7.10%, 09/30/29, (5.85% Cash and 1.25% PIK)(a)(d)	5,876	2,350,258
Security	Par (000)	Value
Chemicals (continued)
10.43%, 09/30/29, (10.43% Cash and 11.18% PIK)(a)(b)(d)	$3,843	$3,439,412
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)(b)	5,252	4,859,466
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)(b)	3,706	3,651,167
Celanese U.S. Holdings LLC
1.40%, 08/05/26(b)	2,100	2,003,211
6.42%, 07/15/27	3,604	3,631,210
6.50%, 04/15/30(b)	4,770	4,657,458
6.58%, 07/15/29(b)	4,200	4,235,784
6.60%, 11/15/28	6,920	6,989,338
Chemours Co. (The)
4.63%, 11/15/29(a)(b)	4,262	3,565,333
5.38%, 05/15/27(b)	3,632	3,526,745
5.75%, 11/15/28(a)	5,425	4,912,500
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)(b)	4,081	3,938,165
Element Solutions Inc., 3.88%, 09/01/28(a)(b)	5,995	5,669,131
GPD Companies Inc., 10.13%, 04/01/26(a)(b)	3,757	3,410,211
Herens Holdco SARL, 4.75%, 05/15/28(a)(b)	2,585	2,249,508
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28(a)(b)	3,040	3,046,017
INEOS Finance PLC
6.75%, 05/15/28(a)(b)	3,165	3,083,403
7.50%, 04/15/29(a)(b)	5,340	5,015,915
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29(a)	1,160	1,109,733
Ingevity Corp., 3.88%, 11/01/28(a)(b)	3,780	3,470,513
Innophos Holdings Inc., 11.50%, 06/15/29(a)	3,146	3,171,664
Mativ Holdings Inc., 8.00%, 10/01/29(a)(b)	2,925	2,434,478
Methanex Corp.
5.13%, 10/15/27(b)	5,216	5,118,200
5.25%, 12/15/29(b)	5,103	4,843,155
Minerals Technologies Inc., 5.00%, 07/01/28(a)	3,017	2,912,099
NOVA Chemicals Corp.
4.25%, 05/15/29(a)	4,075	3,850,875
5.00%, 05/01/25(a)	3,932	3,932,000
5.25%, 06/01/27(a)	7,410	7,309,965
8.50%, 11/15/28(a)	3,185	3,353,964
9.00%, 02/15/30(a)(b)	4,760	5,076,016
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30(a)(b)	2,662	2,464,964
Olin Corp.
5.00%, 02/01/30(b)	3,745	3,508,227
5.63%, 08/01/29(b)	4,575	4,437,750
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(a)	6,215	5,740,278
6.25%, 10/01/29(a)(b)	2,750	2,521,145
9.75%, 11/15/28(a)	12,395	12,924,504
Rain Carbon Inc., 12.25%, 09/01/29(a)(b)	3,310	3,363,788
SCIH Salt Holdings Inc.
4.88%, 05/01/28(a)(b)	8,390	8,022,937
6.63%, 05/01/29(a)	5,082	4,953,009
SCIL IV LLC/SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26(a)(b)	5,400	5,318,514
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)(b)	5,050	4,738,718
SNF Group SACA
3.13%, 03/15/27(a)	2,445	2,325,180
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
3.38%, 03/15/30(a)	$1,614	$1,450,922
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC, 7.63%, 05/03/29, (5.13% Cash and 2.50% PIK)(a)(b)(d)	2,622	1,573,200
Tronox Inc., 4.63%, 03/15/29(a)(b)	7,795	6,274,975
Vibrantz Technologies Inc., 9.00%, 02/15/30(a)(b)	5,570	4,274,975
WR Grace Holdings LLC
4.88%, 06/15/27(a)(b)	5,614	5,435,419
5.63%, 08/15/29(a)	8,402	7,415,185
		207,560,584
Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(a)	3,307	3,413,485
Coronado Finance Pty Ltd., 9.25%, 10/01/29(a)(b)	2,925	1,995,523
SunCoke Energy Inc., 4.88%, 06/30/29(a)	3,777	3,465,775
		8,874,783
Commercial Services — 5.0%
ADT Security Corp. (The), 4.13%, 08/01/29(a)(b)	7,387	6,970,004
Adtalem Global Education Inc., 5.50%, 03/01/28(a)(b)	3,000	2,953,205
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26(a)	3,943	3,935,587
Albion Financing 2 SARL, 8.75%, 04/15/27(a)	3,153	3,173,715
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(a)(b)	6,850	6,430,986
9.75%, 07/15/27(a)	7,945	7,973,666
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28(a)(b)	8,943	8,562,922
4.63%, 06/01/28(a)	5,710	5,499,073
Alta Equipment Group Inc., 9.00%, 06/01/29(a)(b)	3,575	3,006,396
AMN Healthcare Inc.
4.00%, 04/15/29(a)(b)	2,435	2,179,173
4.63%, 10/01/27(a)	3,545	3,391,886
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(a)(b)	3,502	3,256,860
5.38%, 03/01/29(a)(b)	4,277	3,921,974
5.75%, 07/15/27(a)(b)	2,720	2,652,734
5.75%, 07/15/27(a)(b)	2,446	2,390,906
8.25%, 01/15/30(a)(b)	5,122	5,110,219
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	7,525	7,501,221
Block Inc., 2.75%, 06/01/26(b)	7,595	7,399,277
Brink's Co. (The)
4.63%, 10/15/27(a)(b)	4,442	4,360,001
6.50%, 06/15/29(a)(b)	3,044	3,101,563
Carriage Services Inc., 4.25%, 05/15/29(a)	3,067	2,813,973
Champions Financing Inc., 8.75%, 02/15/29(a)(b)	4,290	3,775,200
CoreCivic Inc., 8.25%, 04/15/29(b)	3,660	3,852,150
Dcli Bidco LLC, 7.75%, 11/15/29(a)(b)	3,442	3,198,651
Deluxe Corp.
8.00%, 06/01/29(a)(b)	3,490	3,212,981
8.13%, 09/15/29(a)	3,245	3,236,888
Security	Par (000)	Value
Commercial Services (continued)
EquipmentShare.com Inc., 9.00%, 05/15/28(a)(b)	$7,665	$7,799,138
Garda World Security Corp.
4.63%, 02/15/27(a)(b)	3,958	3,887,476
6.00%, 06/01/29(a)	3,507	3,280,799
7.75%, 02/15/28(a)(b)	2,660	2,745,652
GEO Group Inc. (The), 8.63%, 04/15/29	4,917	5,162,518
Graham Holdings Co., 5.75%, 06/01/26(a)	3,040	3,039,240
Grand Canyon University, 5.13%, 10/01/28(b)	2,970	2,805,131
Herc Holdings Inc.
5.50%, 07/15/27(a)(b)	9,132	9,008,972
6.63%, 06/15/29(a)(b)	5,927	5,856,172
Hertz Corp. (The)
4.63%, 12/01/26(a)(b)	3,576	2,990,430
12.63%, 07/15/29(a)(b)	8,970	8,723,325
Korn Ferry, 4.63%, 12/15/27(a)	2,772	2,675,234
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(a)(b)	5,076	4,669,920
NESCO Holdings II Inc., 5.50%, 04/15/29(a)(b)	6,752	6,128,520
OT Midco Inc., 10.00%, 02/15/30(a)(b)	4,755	3,880,983
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(a)	7,358	7,018,575
5.75%, 04/15/26(a)	6,437	6,435,101
6.25%, 01/15/28(a)(b)	9,525	9,506,902
PROG Holdings Inc., 6.00%, 11/15/29(a)(b)	4,207	3,869,767
RR Donnelley & Sons Co.
9.50%, 08/01/29(a)	7,459	7,104,698
10.88%, 08/01/29(a)(b)	3,510	3,312,563
Service Corp. International/U.S.
4.63%, 12/15/27(b)	3,942	3,871,251
5.13%, 06/01/29(b)	5,342	5,275,225
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26(a)(b)	3,133	3,090,989
Sotheby's, 7.38%, 10/15/27(a)(b)	5,620	5,276,112
StoneMor Inc., 8.50%, 05/15/29(a)	2,835	2,550,909
TriNet Group Inc., 3.50%, 03/01/29(a)	3,582	3,259,978
United Rentals North America Inc.
3.88%, 11/15/27	5,915	5,719,520
4.88%, 01/15/28(b)	12,261	12,084,748
5.25%, 01/15/30(b)	3,700	3,658,251
5.50%, 05/15/27	3,385	3,378,518
Upbound Group Inc., 6.38%, 02/15/29(a)(b)	3,272	3,089,642
VM Consolidated Inc., 5.50%, 04/15/29(a)(b)	2,605	2,505,802
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26(a)(b)	6,495	6,430,050
Williams Scotsman Inc.
4.63%, 08/15/28(a)	3,485	3,340,756
6.63%, 06/15/29(a)(b)	3,565	3,602,076
6.63%, 04/15/30(a)	3,405	3,465,609
ZipRecruiter Inc., 5.00%, 01/15/30(a)(b)	3,927	3,280,910
		297,642,673
Computers — 1.2%
Ahead DB Holdings LLC, 6.63%, 05/01/28(a)(b)	2,887	2,806,190
ASGN Inc., 4.63%, 05/15/28(a)	4,269	4,062,338
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29(a)	3,822	3,513,374
Crowdstrike Holdings Inc., 3.00%, 02/15/29(b)	5,122	4,738,919
Diebold Nixdorf Inc., 7.75%, 03/31/30(a)(b)	5,725	5,963,618
McAfee Corp., 7.38%, 02/15/30(a)(b)	14,590	12,602,112
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
NCR Atleos Corp., 9.50%, 04/01/29(a)	$9,937	$10,657,731
NCR Voyix Corp.
5.00%, 10/01/28(a)(b)	5,070	4,915,365
5.13%, 04/15/29(a)(b)	2,951	2,829,861
Science Applications International Corp., 4.88%, 04/01/28(a)	3,000	2,915,250
Seagate HDD Cayman
4.09%, 06/01/29	3,772	3,580,194
4.88%, 06/01/27	4,311	4,266,079
8.25%, 12/15/29(b)	2,070	2,219,392
Unisys Corp., 6.88%, 11/01/27(a)(b)	3,489	3,355,040
Virtusa Corp., 7.13%, 12/15/28(a)(b)	2,437	2,318,196
Western Digital Corp., 4.75%, 02/15/26(b)	3,812	3,785,174
		74,528,833
Cosmetics & Personal Care — 0.2%
Edgewell Personal Care Co.
4.13%, 04/01/29(a)	3,785	3,531,913
5.50%, 06/01/28(a)(b)	5,104	4,997,888
Prestige Brands Inc., 5.13%, 01/15/28(a)	2,700	2,664,651
		11,194,452
Distribution & Wholesale — 0.6%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29(a)(b)	2,865	2,640,193
4.00%, 01/15/28(a)	4,842	4,666,477
BCPE Empire Holdings Inc., 7.63%, 05/01/27(a)	4,929	4,928,153
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(a)	3,720	3,613,515
Gates Corp./DE, 6.88%, 07/01/29(a)	3,590	3,634,875
H&E Equipment Services Inc., 3.88%, 12/15/28(a)(b)	9,230	9,198,249
Ritchie Bros Holdings Inc., 6.75%, 03/15/28(a)	3,955	4,033,111
Velocity Vehicle Group LLC, 8.00%, 06/01/29(a)	3,745	3,780,203
		36,494,776
Diversified Financial Services — 5.2%
AG Issuer LLC, 6.25%, 03/01/28(a)	3,480	3,429,884
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(a)(b)	3,781	3,890,590
Ally Financial Inc., 5.75%, 11/20/25(b)	7,973	8,000,076
Aretec Group Inc., 7.50%, 04/01/29(a)(b)	2,877	2,809,440
Armor Holdco Inc., 8.50%, 11/15/29(a)	2,530	2,323,265
Azorra Finance Ltd., 7.75%, 04/15/30(a)	3,615	3,583,369
Bread Financial Holdings Inc., 9.75%, 03/15/29(a)(b)	6,440	6,765,967
Burford Capital Global Finance LLC, 6.25%, 04/15/28(a)	2,850	2,821,747
Cobra AcquisitionCo LLC, 6.38%, 11/01/29(a)	2,785	2,248,069
Coinbase Global Inc., 3.38%, 10/01/28(a)(b)	7,100	6,530,891
Credit Acceptance Corp.
6.63%, 03/15/30(a)	3,535	3,472,996
9.25%, 12/15/28(a)	4,340	4,594,975
Encore Capital Group Inc., 9.25%, 04/01/29(a)	3,460	3,652,341
Enova International Inc.
9.13%, 08/01/29(a)(b)	3,712	3,797,647
11.25%, 12/15/28(a)(b)	2,755	2,925,896
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29(a)	8,212	8,366,291
GGAM Finance Ltd.
5.88%, 03/15/30(a)	2,745	2,722,436
6.88%, 04/15/29(a)(b)	2,962	3,017,320
Security	Par (000)	Value
Diversified Financial Services (continued)
8.00%, 02/15/27(a)	$5,390	$5,521,408
8.00%, 06/15/28(a)(b)	4,442	4,654,005
7.75%, 05/15/26(a)	3,170	3,200,539
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)	7,842	7,822,395
goeasy Ltd.
7.63%, 07/01/29(a)(b)	4,430	4,468,763
9.25%, 12/01/28(a)	3,805	3,976,824
GPS Hospitality Holding Co. LLC/GPS Finco Inc., 7.00%, 08/15/28(a)	3,080	1,784,812
Hightower Holding LLC, 9.13%, 01/31/30(a)	3,160	3,231,100
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29(a)(b)	4,420	4,204,274
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(a)	7,035	6,523,354
Jefferson Capital Holdings LLC
8.25%, 05/15/30(a)	1,635	1,639,088
9.50%, 02/15/29(a)	2,780	2,910,939
LD Holdings Group LLC, 6.13%, 04/01/28(a)(b)	3,715	3,022,307
Midcap Financial Issuer Trust
5.63%, 01/15/30(a)	2,735	2,408,168
6.50%, 05/01/28(a)	7,380	7,045,760
Nationstar Mortgage Holdings Inc.
5.00%, 02/01/26(a)(b)	3,942	3,925,773
5.50%, 08/15/28(a)	6,165	6,112,289
6.00%, 01/15/27(a)	4,929	4,930,232
6.50%, 08/01/29(a)	5,650	5,746,050
Navient Corp.
4.88%, 03/15/28(b)	3,695	3,548,355
5.00%, 03/15/27(b)	5,144	5,079,700
5.50%, 03/15/29(b)	5,495	5,207,886
6.75%, 06/25/25(b)	3,747	3,747,000
6.75%, 06/15/26	3,742	3,764,218
OneMain Finance Corp.
3.50%, 01/15/27	5,972	5,712,591
3.88%, 09/15/28	4,585	4,233,778
5.38%, 11/15/29(b)	5,175	4,947,041
6.63%, 01/15/28(b)	6,067	6,104,919
6.63%, 05/15/29	6,255	6,277,248
7.13%, 03/15/26	11,746	11,848,778
7.88%, 03/15/30	4,380	4,522,334
9.00%, 01/15/29(b)	6,685	6,976,665
Osaic Holdings Inc., 10.75%, 08/01/27(a)(b)	2,438	2,442,182
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27(a)	2,673	2,649,194
PennyMac Financial Services Inc.
4.25%, 02/15/29(a)(b)	4,435	4,138,201
5.38%, 10/15/25(a)	4,954	4,927,992
7.88%, 12/15/29(a)	5,565	5,806,966
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/29(a)	3,635	3,531,846
Planet Financial Group LLC, 10.50%, 12/15/29(a)	3,475	3,423,570
PRA Group Inc.
5.00%, 10/01/29(a)(b)	2,440	2,211,177
8.38%, 02/01/28(a)(b)	2,735	2,762,350
8.88%, 01/31/30(a)(b)	4,052	4,173,560
Provident Funding Associates LP/PFG Finance Corp., 9.75%, 09/15/29(a)	2,835	2,908,788
Rfna LP, 7.88%, 02/15/30(a)(b)	3,485	3,417,844
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(a)	$8,303	$8,001,629
3.63%, 03/01/29(a)	5,420	5,042,226
SLM Corp.
3.13%, 11/02/26	3,369	3,255,515
6.50%, 01/31/30	2,870	2,956,954
TrueNoord Capital DAC, 8.75%, 03/01/30(a)(b)	2,775	2,838,388
United Wholesale Mortgage LLC
5.50%, 11/15/25(a)	6,016	5,986,943
5.50%, 04/15/29(a)(b)	5,125	4,955,055
5.75%, 06/15/27(a)	3,681	3,632,440
UWM Holdings LLC, 6.63%, 02/01/30(a)(b)	5,645	5,588,550
		314,703,163
Electric — 2.2%
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28(a)	2,795	2,655,250
Calpine Corp.
4.50%, 02/15/28(a)	9,247	9,033,163
4.63%, 02/01/29(a)	4,450	4,301,370
5.13%, 03/15/28(a)	10,340	10,212,738
Clearway Energy Operating LLC, 4.75%, 03/15/28(a)	6,305	6,157,179
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(a)	2,570	2,595,626
DPL Inc.
4.13%, 07/01/25	3,490	3,482,366
4.35%, 04/15/29(b)	2,757	2,615,704
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29(a)	2,105	1,835,130
NextEra Energy Operating Partners LP
3.88%, 10/15/26(a)(b)	3,715	3,575,748
4.50%, 09/15/27(a)(b)	4,085	3,858,027
7.25%, 01/15/29(a)(b)	5,365	5,291,753
NRG Energy Inc.
3.38%, 02/15/29(a)(b)	3,542	3,275,110
5.25%, 06/15/29(a)	5,140	5,082,175
5.75%, 01/15/28	5,467	5,486,244
5.75%, 07/15/29(a)	5,466	5,440,553
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28(a)(b)	5,325	5,061,945
PG&E Corp., 5.00%, 07/01/28(b)	7,324	7,136,811
Pike Corp., 5.50%, 09/01/28(a)	5,284	5,178,118
TransAlta Corp., 7.75%, 11/15/29	2,703	2,814,499
Vistra Operations Co. LLC
4.38%, 05/01/29(a)	8,313	7,995,277
5.00%, 07/31/27(a)	9,813	9,727,136
5.50%, 09/01/26(a)(b)	7,337	7,301,636
5.63%, 02/15/27(a)(b)	9,581	9,574,102
		129,687,660
Electrical Components & Equipment — 0.4%
Energizer Holdings Inc.
4.38%, 03/31/29(a)	5,780	5,383,400
4.75%, 06/15/28(a)	4,200	4,043,760
WESCO Distribution Inc.
6.38%, 03/15/29(a)	6,457	6,537,713
7.25%, 06/15/28(a)(b)	9,790	9,949,479
Wolverine Escrow LLC, 1.00%, 01/31/33(c)(e)(f)	9,112	1
		25,914,353
Security	Par (000)	Value
Electronics — 0.6%
Coherent Corp., 5.00%, 12/15/29(a)(b)	$7,302	$7,000,793
Imola Merger Corp., 4.75%, 05/15/29(a)(b)	14,620	13,953,297
Sensata Technologies BV, 4.00%, 04/15/29(a)(b)	7,008	6,446,729
Sensata Technologies Inc., 4.38%, 02/15/30(a)(b)	3,180	2,937,366
TTM Technologies Inc., 4.00%, 03/01/29(a)	3,780	3,516,998
		33,855,183
Energy - Alternate Sources — 0.2%
TerraForm Power Operating LLC
4.75%, 01/15/30(a)(b)	5,072	4,767,426
5.00%, 01/31/28(a)	5,116	4,981,705
		9,749,131
Engineering & Construction — 0.5%
AECOM, 5.13%, 03/15/27	7,270	7,237,358
Arcosa Inc., 4.38%, 04/15/29(a)	3,000	2,824,884
Dycom Industries Inc., 4.50%, 04/15/29(a)(b)	3,697	3,492,435
Fluor Corp., 4.25%, 09/15/28(b)	4,402	4,253,432
Global Infrastructure Solutions Inc., 5.63%, 06/01/29(a)	2,975	2,828,531
TopBuild Corp., 3.63%, 03/15/29(a)	3,082	2,850,850
Tutor Perini Corp., 11.88%, 04/30/29(a)	3,180	3,434,400
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)	2,975	2,769,338
		29,691,228
Entertainment — 3.0%
Affinity Interactive, 6.88%, 12/15/27(a)	4,195	3,005,273
Allwyn Entertainment Financing U.K. PLC, 7.88%, 04/30/29(a)	4,473	4,643,421
AMC Entertainment Holdings Inc.
7.50%, 02/15/29(a)(b)	6,555	4,521,508
10.00%, 06/15/26, (10.00% Cash or 12.00% PIK)(a)(d)	4,100	4,030,446
Banijay Entertainment SASU, 8.13%, 05/01/29(a)	2,955	3,032,702
Boyne USA Inc., 4.75%, 05/15/29(a)(b)	5,065	4,804,628
Caesars Entertainment Inc.
4.63%, 10/15/29(a)(b)	8,632	7,973,810
7.00%, 02/15/30(a)	14,825	15,181,541
8.13%, 07/01/27(a)(b)	4,128	4,137,883
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.25%, 07/15/29(b)	3,777	3,597,366
5.38%, 04/15/27(b)	4,265	4,233,098
Churchill Downs Inc.
4.75%, 01/15/28(a)(b)	5,255	5,090,781
5.50%, 04/01/27(a)	4,575	4,534,709
5.75%, 04/01/30(a)(b)	300	293,565
Cinemark USA Inc., 5.25%, 07/15/28(a)(b)	5,346	5,239,775
Everi Holdings Inc., 5.00%, 07/15/29(a)	35	35,133
Great Canadian Gaming Corp., 8.75%, 11/15/29(a)	3,825	3,793,233
International Game Technology PLC
4.13%, 04/15/26(a)	5,480	5,408,897
5.25%, 01/15/29(a)(b)	5,550	5,426,235
6.25%, 01/15/27(a)	5,410	5,418,967
Jacobs Entertainment Inc., 6.75%, 02/15/29(a)	3,648	3,319,680
Light & Wonder International Inc.
7.00%, 05/15/28(a)	5,085	5,088,338
7.25%, 11/15/29(a)	2,210	2,248,110
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Lions Gate Capital Holdings 1 Inc., 5.50%, 04/15/29(a)	$2,745	$2,452,658
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)(b)	3,720	3,566,290
4.75%, 10/15/27(a)(b)	6,967	6,819,160
6.50%, 05/15/27(a)	8,945	9,045,989
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)	5,417	5,106,010
Mohegan Tribal Gaming Authority, 13.25%, 12/15/27(a)	425	470,804
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30(a)(b)	3,770	3,766,631
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	2,930	2,765,383
Odeon Finco PLC, 12.75%, 11/01/27(a)(b)	2,724	2,766,464
Penn Entertainment Inc.
4.13%, 07/01/29(a)(b)	2,987	2,626,992
5.63%, 01/15/27(a)(b)	2,751	2,698,272
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29(a)	5,300	3,100,500
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29(a)(b)	7,155	6,144,285
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30(a)(b)	5,930	5,633,500
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29(a)(b)	5,457	5,170,507
Six Flags Entertainment Corp./DE, 5.50%, 04/15/27(a)	3,567	3,530,349
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27(a)	2,467	2,347,489
Universal Entertainment Corp., 9.88%, 08/01/29(a)(b)	2,760	2,685,394
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(a)(b)	5,232	5,047,467
		180,803,243
Environmental Control — 0.6%
Clean Harbors Inc., 4.88%, 07/15/27(a)	3,655	3,572,762
Enviri Corp., 5.75%, 07/31/27(a)(b)	3,241	3,121,169
GFL Environmental Inc.
4.00%, 08/01/28(a)(b)	5,300	5,031,979
4.38%, 08/15/29(a)(b)	3,875	3,691,984
4.75%, 06/15/29(a)	5,302	5,136,286
Madison IAQ LLC
4.13%, 06/30/28(a)(b)	4,856	4,624,013
5.88%, 06/30/29(a)(b)	7,380	6,974,100
Reworld Holding Corp., 4.88%, 12/01/29(a)	5,460	5,094,453
		37,246,746
Food — 2.3%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.25%, 03/15/26(a)	5,756	5,646,003
3.50%, 03/15/29(a)	9,727	9,046,110
4.63%, 01/15/27(a)	10,414	10,295,512
4.88%, 02/15/30(a)	7,065	6,827,333
5.88%, 02/15/28(a)(b)	5,380	5,378,487
6.50%, 02/15/28(a)(b)	5,410	5,494,689
B&G Foods Inc.
5.25%, 09/15/27(b)	3,857	3,616,836
8.00%, 09/15/28(a)	5,660	5,631,700
Security	Par (000)	Value
Food (continued)
C&S Group Enterprises LLC, 5.00%, 12/15/28(a)	$2,837	$2,357,074
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% PIK)(a)(d)	4,657	4,935,968
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28(a)(b)	2,885	2,825,569
7.63%, 07/01/29(a)(b)	3,780	3,952,125
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29(a)(b)	7,205	7,376,119
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)(b)	6,425	6,018,137
4.88%, 05/15/28(a)	3,580	3,526,300
Performance Food Group Inc.
4.25%, 08/01/29(a)	7,255	6,867,213
5.50%, 10/15/27(a)	7,532	7,461,124
Post Holdings Inc.
4.63%, 04/15/30(a)	9,960	9,389,790
5.50%, 12/15/29(a)(b)	7,705	7,550,993
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29(a)	6,200	5,761,474
TreeHouse Foods Inc., 4.00%, 09/01/28	3,576	3,204,743
U.S. Foods Inc.
4.75%, 02/15/29(a)	6,470	6,278,488
6.88%, 09/15/28(a)	3,580	3,665,388
United Natural Foods Inc., 6.75%, 10/15/28(a)(b)	3,855	3,787,538
		136,894,713
Food Service — 0.3%
Aramark Services Inc., 5.00%, 02/01/28(a)(b)	8,382	8,237,662
TKC Holdings Inc.
6.88%, 05/15/28(a)	2,957	2,964,392
10.50%, 05/15/29(a)(b)	4,720	4,694,925
		15,896,979
Forest Products & Paper — 0.3%
Domtar Corp., 6.75%, 10/01/28(a)	4,834	4,048,475
Glatfelter Corp., 4.75%, 11/15/29(a)(b)	3,427	2,977,020
Mercer International Inc.
5.13%, 02/01/29(b)	6,546	5,367,720
12.88%, 10/01/28(a)(b)	2,965	3,023,707
		15,416,922
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27(b)	3,837	3,661,572
5.88%, 08/20/26(b)	5,335	5,268,313
9.38%, 06/01/28(a)(b)	3,587	3,564,581
		12,494,466
Hand & Machine Tools — 0.0%
Werner FinCo LP/Werner FinCo Inc., 11.50%, 06/15/28(a)	2,745	2,872,385
Health Care - Products — 1.8%
Avantor Funding Inc.
3.88%, 11/01/29(a)(b)	5,705	5,269,811
4.63%, 07/15/28(a)	11,180	10,745,448
Bausch & Lomb Corp., 8.38%, 10/01/28(a)(b)	10,350	10,751,580
Embecta Corp., 5.00%, 02/15/30(a)(b)	3,615	3,253,500
Hologic Inc.
3.25%, 02/15/29(a)	6,676	6,202,204
4.63%, 02/01/28(a)	2,742	2,691,444
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Medline Borrower LP
3.88%, 04/01/29(a)	$30,915	$28,848,796
5.25%, 10/01/29(a)(b)	17,930	17,033,500
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(a)(b)	11,165	11,248,738
Teleflex Inc.
4.25%, 06/01/28(a)	3,637	3,483,416
4.63%, 11/15/27	3,451	3,366,073
Varex Imaging Corp., 7.88%, 10/15/27(a)	2,627	2,514,893
		105,409,403
Health Care - Services — 3.2%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29(a)(b)	3,255	3,075,297
5.50%, 07/01/28(a)(b)	3,075	3,002,545
Charles River Laboratories International Inc.
3.75%, 03/15/29(a)	3,610	3,303,150
4.25%, 05/01/28(a)	3,550	3,375,967
CHS/Community Health Systems Inc.
5.63%, 03/15/27(a)(b)	12,894	12,571,650
6.00%, 01/15/29(a)(b)	4,635	4,321,280
6.88%, 04/01/28(a)(b)	4,405	3,402,863
6.88%, 04/15/29(a)(b)	9,590	6,967,770
8.00%, 12/15/27(a)(b)	5,015	5,017,508
Encompass Health Corp.
4.50%, 02/01/28	5,767	5,667,776
4.75%, 02/01/30	5,910	5,736,778
5.75%, 09/15/25(b)	997	995,442
HealthEquity Inc., 4.50%, 10/01/29(a)	4,365	4,122,955
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28(a)	4,995	5,256,749
IQVIA Inc.
5.00%, 10/15/26(a)	7,631	7,562,703
5.00%, 05/15/27(a)(b)	8,115	8,046,428
Kedrion SpA, 6.50%, 09/01/29(a)(b)	5,890	5,639,322
LifePoint Health Inc., 5.38%, 01/15/29(a)(b)	3,477	3,139,079
Molina Healthcare Inc., 4.38%, 06/15/28(a)	5,624	5,398,974
MPH Acquisition Holdings LLC, 11.50%, 12/31/30, (6.50% Cash and 5.00% PIK)(a)(b)(d)	1,755	1,641,019
Pediatrix Medical Group Inc., 5.38%, 02/15/30(a)(b)	3,145	3,030,365
Prime Healthcare Services Inc., 9.38%, 09/01/29(a)(b)	10,685	10,203,235
Radiology Partners Inc.
7.78%, 01/31/29, (4.28% Cash and 3.50% PIK)(a)(b)(d)	5,040	4,938,834
9.78%, 02/15/30, (6.78% PIK)(a)(b)(d)	4,545	4,187,081
RCN Corp., 11.63%, 04/15/23(c)	2,653	—
Tenet Healthcare Corp.
4.25%, 06/01/29	9,950	9,458,371
4.38%, 01/15/30	9,105	8,635,637
4.63%, 06/15/28(b)	4,505	4,382,489
5.13%, 11/01/27	11,101	11,012,192
6.13%, 10/01/28(b)	18,511	18,464,722
6.25%, 02/01/27(b)	10,489	10,489,105
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(a)(b)	7,118	7,224,770
US Renal Care Inc., 10.63%, 07/15/27(a)(b)	2,984	2,124,608
		192,396,664
Security	Par (000)	Value
Holding Companies - Diversified — 0.7%
Benteler International AG, Class A, 10.50%, 05/15/28(a)(b)	$3,705	$3,782,138
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)(b)	7,515	7,088,148
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	5,188	4,319,010
5.25%, 05/15/27(b)	10,710	10,193,671
6.25%, 05/15/26	5,728	5,709,384
9.75%, 01/15/29	5,055	4,989,285
10.00%, 11/15/29(a)(b)	3,525	3,445,687
		39,527,323
Home Builders — 1.1%
Adams Homes Inc., 9.25%, 10/15/28(a)	2,827	2,838,902
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29(a)(b)	2,507	2,316,418
4.63%, 04/01/30(a)	2,600	2,379,663
Beazer Homes USA Inc., 5.88%, 10/15/27(b)	2,636	2,556,371
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(b)	3,515	3,059,983
5.00%, 06/15/29(a)	2,410	2,144,876
6.25%, 09/15/27(a)	4,248	4,165,291
Century Communities Inc.
3.88%, 08/15/29(a)(b)	3,595	3,209,376
6.75%, 06/01/27(b)	3,260	3,250,342
Empire Communities Corp.
7.00%, 12/15/25(a)(b)	3,500	3,490,047
9.75%, 05/01/29(a)(b)	3,270	3,182,691
K Hovnanian Enterprises Inc., 11.75%, 09/30/29(a)	3,390	3,593,400
LGI Homes Inc., 8.75%, 12/15/28(a)	2,905	2,928,385
M/I Homes Inc., 4.95%, 02/01/28(b)	2,735	2,659,788
Mattamy Group Corp.
4.63%, 03/01/30(a)	4,160	3,798,548
5.25%, 12/15/27(a)	3,792	3,676,166
Shea Homes LP/Shea Homes Funding Corp., 4.75%, 02/15/28(b)	3,182	3,086,540
Taylor Morrison Communities Inc.
5.75%, 01/15/28(a)(b)	3,185	3,181,911
5.88%, 06/15/27(a)	3,800	3,819,874
Thor Industries Inc., 4.00%, 10/15/29(a)(b)	3,677	3,314,190
Tri Pointe Homes Inc., 5.70%, 06/15/28(b)	2,680	2,684,606
		65,337,368
Home Furnishings — 0.1%
Tempur Sealy International Inc., 4.00%, 04/15/29(a)	5,616	5,214,063
Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29(a)(b)	4,060	3,505,556
Housewares — 0.4%
CD&R Smokey Buyer Inc./Radio Systems Corp., 9.50%, 10/15/29(a)(b)	5,760	4,891,738
Newell Brands Inc.
5.20%, 04/01/26(b)	9,225	9,109,688
6.38%, 09/15/27(b)	3,666	3,586,530
6.63%, 09/15/29(b)	3,665	3,438,057
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Housewares (continued)
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29(b)	$2,775	$2,587,456
		23,613,469
Insurance — 1.5%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29(a)(b)	5,015	4,689,820
6.00%, 08/01/29(a)	3,560	3,382,278
8.25%, 02/01/29(a)	6,725	6,857,953
8.50%, 06/15/29(a)	3,585	3,708,467
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	5,525	5,327,479
5.88%, 11/01/29(a)	3,162	3,045,621
6.75%, 10/15/27(a)	9,815	9,773,174
6.75%, 04/15/28(a)(b)	9,205	9,274,038
AmWINS Group Inc.
4.88%, 06/30/29(a)	5,550	5,262,961
6.38%, 02/15/29(a)(b)	5,189	5,235,214
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/29(a)	5,480	5,349,850
AssuredPartners Inc., 5.63%, 01/15/29(a)	4,295	4,282,920
BroadStreet Partners Inc., 5.88%, 04/15/29(a)	5,265	5,092,071
Constellation Insurance Inc., 6.80%, 01/24/30(a)	1,105	1,071,541
FWD Group Holdings Ltd., 8.40%, 04/05/29(a)(b)	6,390	6,562,438
HUB International Ltd., 5.63%, 12/01/29(a)(b)	3,865	3,769,564
Jones Deslauriers Insurance Management Inc., 8.50%, 03/15/30(a)(b)	4,825	5,071,992
Ryan Specialty LLC, 4.38%, 02/01/30(a)(b)	2,725	2,581,938
		90,339,319
Internet — 2.0%
Acuris Finance U.S. Inc./Acuris Finance SARL
5.00%, 05/01/28(a)	2,480	2,194,676
9.00%, 08/01/29(a)(b)	3,485	3,319,463
ANGI Group LLC, 3.88%, 08/15/28(a)(b)	3,982	3,623,620
Arches Buyer Inc.
4.25%, 06/01/28(a)(b)	6,992	6,580,561
6.13%, 12/01/28(a)	3,430	3,075,209
Cablevision Lightpath LLC
3.88%, 09/15/27(a)(b)	3,091	2,927,735
5.63%, 09/15/28(a)	2,910	2,695,589
Cars.com Inc., 6.38%, 11/01/28(a)(b)	2,742	2,686,118
Cogent Communications Group LLC
3.50%, 05/01/26(a)(b)	3,796	3,712,374
7.00%, 06/15/27(a)	3,031	3,031,000
Gen Digital Inc., 6.75%, 09/30/27(a)	6,900	7,012,125
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(a)	5,745	5,349,227
5.25%, 12/01/27(a)	4,115	4,070,910
GrubHub Holdings Inc., 5.50%, 07/01/27(a)(b)	3,610	3,261,089
ION Trading Technologies SARL
5.75%, 05/15/28(a)	3,095	2,785,500
9.50%, 05/30/29(a)	5,490	5,337,378
Match Group Holdings II LLC
4.63%, 06/01/28(a)	3,664	3,513,776
5.00%, 12/15/27(a)(b)	3,335	3,278,438
5.63%, 02/15/29(a)	2,767	2,697,825
Security	Par (000)	Value
Internet (continued)
Millennium Escrow Corp., 6.63%, 08/01/26(a)	$5,679	$4,109,324
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29(a)	5,489	3,206,839
11.75%, 10/15/28(a)	4,040	2,253,563
Rakuten Group Inc.
9.75%, 04/15/29(a)	14,445	15,264,032
11.25%, 02/15/27(a)	13,415	14,404,356
Shutterfly Finance LLC, 8.50%, 10/01/27, (4.25% Cash and 4.25% PIK )(a)(b)(d)	4,423	3,851,639
Wayfair LLC, 7.25%, 10/31/29(a)(b)	5,942	5,427,661
		119,670,027
Iron & Steel — 0.9%
Algoma Steel Inc., 9.13%, 04/15/29(a)(b)	2,402	2,025,446
ATI Inc., 5.88%, 12/01/27	2,345	2,331,212
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26(a)	4,141	3,630,787
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)	3,720	3,725,580
Carpenter Technology Corp., 6.38%, 07/15/28(b)	2,762	2,762,000
Cleveland-Cliffs Inc.
4.63%, 03/01/29(a)(b)	2,705	2,465,698
5.88%, 06/01/27(b)	4,206	4,150,355
6.75%, 04/15/30(a)(b)	4,800	4,619,136
6.88%, 11/01/29(a)(b)	6,635	6,420,416
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28(a)	2,600	2,702,180
Mineral Resources Ltd.
8.00%, 11/01/27(a)(b)	4,352	4,124,042
8.13%, 05/01/27(a)(b)	5,145	5,004,181
9.25%, 10/01/28(a)	7,720	7,295,091
TMS International Corp./DE, 6.25%, 04/15/29(a)(b)	2,427	2,241,941
U.S. Steel Corp., 6.88%, 03/01/29(b)	3,170	3,174,787
		56,672,852
Leisure Time — 1.0%
Acushnet Co., 7.38%, 10/15/28(a)(b)	2,335	2,410,369
Lindblad Expeditions LLC, 6.75%, 02/15/27(a)	2,932	2,910,010
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(a)	3,810	2,778,938
NCL Corp. Ltd.
5.88%, 02/15/27(a)	7,402	7,365,360
7.75%, 02/15/29(a)(b)	4,460	4,598,578
8.13%, 01/15/29(a)	5,830	6,097,313
NCL Finance Ltd., 6.13%, 03/15/28(b)	3,870	3,839,521
Sabre GLBL Inc.
8.63%, 06/01/27(a)(b)	4,788	4,584,510
10.75%, 11/15/29(a)(b)	6,193	5,906,574
Viking Cruises Ltd.
5.88%, 09/15/27(a)(b)	5,976	5,957,608
7.00%, 02/15/29(a)	3,365	3,377,170
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(a)(b)	2,856	2,821,308
VOC Escrow Ltd., 5.00%, 02/15/28(a)	5,025	4,924,500
		57,571,759
Lodging — 3.1%
Boyd Gaming Corp., 4.75%, 12/01/27(b)	7,509	7,360,009
Full House Resorts Inc., 8.25%, 02/15/28(a)(b)	3,350	3,138,835
Genting New York LLC/GENNY Capital Inc., 7.25%, 10/01/29(a)(b)	4,383	4,377,521
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
Hilton Domestic Operating Co. Inc.
3.75%, 05/01/29(a)	$4,780	$4,486,421
4.88%, 01/15/30(b)	3,250	3,175,250
5.38%, 05/01/25(a)	4,095	4,095,000
5.75%, 05/01/28(a)(b)	4,105	4,102,640
5.88%, 04/01/29(a)(b)	4,295	4,337,950
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29(a)(b)	6,345	5,858,550
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27(b)	4,650	4,620,566
Marriott Ownership Resorts Inc., 4.50%, 06/15/29(a)(b)	3,600	3,270,744
Melco Resorts Finance Ltd.
4.88%, 06/06/25(a)(b)	7,435	7,419,842
5.25%, 04/26/26(a)(b)	3,717	3,643,403
5.38%, 12/04/29(a)(b)	8,285	7,476,384
5.63%, 07/17/27(a)(b)	4,271	4,117,090
5.75%, 07/21/28(a)	6,115	5,781,562
MGM China Holdings Ltd.
4.75%, 02/01/27(a)(b)	5,261	5,127,627
5.25%, 06/18/25(a)(b)	3,746	3,744,127
5.88%, 05/15/26(a)(b)	5,710	5,702,862
MGM Resorts International
4.63%, 09/01/26	3,297	3,260,898
4.75%, 10/15/28(b)	5,385	5,173,927
5.50%, 04/15/27	4,852	4,828,347
6.13%, 09/15/29(b)	5,957	5,925,428
Station Casinos LLC, 4.50%, 02/15/28(a)	5,096	4,913,202
Studio City Co. Ltd., 7.00%, 02/15/27(a)	2,599	2,586,655
Studio City Finance Ltd.
5.00%, 01/15/29(a)(b)	7,866	6,899,111
6.50%, 01/15/28(a)(b)	3,568	3,417,660
Travel & Leisure Co.
4.50%, 12/01/29(a)(b)	4,659	4,370,375
4.63%, 03/01/30(a)	2,360	2,187,555
6.00%, 04/01/27	3,579	3,598,899
6.60%, 10/01/25	2,756	2,759,445
6.63%, 07/31/26(a)	5,016	5,050,861
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28(a)(b)	3,739	3,584,766
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)(b)	6,607	6,532,671
Wynn Macau Ltd.
5.13%, 12/15/29(a)(b)	7,305	6,729,731
5.50%, 01/15/26(a)	7,600	7,555,452
5.50%, 10/01/27(a)(b)	5,296	5,163,600
5.63%, 08/26/28(a)(b)	9,840	9,367,090
		185,742,056
Machinery — 1.0%
ATS Corp., 4.13%, 12/15/28(a)(b)	2,362	2,184,519
BWX Technologies Inc.
4.13%, 06/30/28(a)	2,700	2,593,160
4.13%, 04/15/29(a)	2,826	2,680,108
Chart Industries Inc., 7.50%, 01/01/30(a)(b)	6,830	7,086,125
Esab Corp., 6.25%, 04/15/29(a)	5,162	5,232,978
GrafTech Finance Inc., 4.63%, 12/23/29(a)(b)	3,260	1,943,886
GrafTech Global Enterprises Inc., 9.88%, 12/23/29(a)(b)	3,250	2,416,578
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)(b)	7,260	7,358,464
Security	Par (000)	Value
Machinery (continued)
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/28(a)	$3,615	$3,569,813
Mueller Water Products Inc., 4.00%, 06/15/29(a)(b)	3,197	3,001,056
Terex Corp., 5.00%, 05/15/29(a)	4,500	4,305,150
TK Elevator Holdco GmbH, 7.63%, 07/15/28(a)(b)	3,030	3,030,474
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)	11,364	11,172,232
Vertiv Group Corp., 4.13%, 11/15/28(a)(b)	6,245	6,029,735
		62,604,278
Manufacturing — 0.6%
Axon Enterprise Inc., 6.13%, 03/15/30(a)	5,545	5,662,831
Calderys Financing LLC, 11.25%, 06/01/28(a)	3,785	3,990,526
Enpro Inc., 5.75%, 10/15/26	2,441	2,431,846
FXI Holdings Inc.
12.25%, 11/15/26(a)(b)	3,758	3,332,450
12.25%, 11/15/26(a)	5,847	5,166,672
Hillenbrand Inc.
5.00%, 09/15/26	3,135	3,092,343
6.25%, 02/15/29(b)	3,702	3,682,768
LSB Industries Inc., 6.25%, 10/15/28(a)	3,316	3,097,564
Trinity Industries Inc., 7.75%, 07/15/28(a)	4,175	4,306,638
		34,763,638
Media — 7.8%
AMC Networks Inc.
4.25%, 02/15/29(b)	7,380	5,404,961
10.25%, 01/15/29(a)(b)	6,754	6,960,373
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 03/01/30(a)	16,595	15,678,624
5.00%, 02/01/28(a)	19,422	18,936,450
5.13%, 05/01/27(a)	25,046	24,687,987
5.38%, 06/01/29(a)	12,030	11,771,806
5.50%, 05/01/26(a)	5,470	5,463,163
6.38%, 09/01/29(a)(b)	11,927	12,028,379
CSC Holdings LLC
5.38%, 02/01/28(a)	7,205	6,295,369
5.50%, 04/15/27(a)	9,420	8,742,937
6.50%, 02/01/29(a)	12,099	9,890,932
7.50%, 04/01/28(a)	7,745	5,673,213
11.25%, 05/15/28(a)(b)	7,120	6,938,292
11.75%, 01/31/29(a)	14,470	13,656,062
Directv Financing LLC, 8.88%, 02/01/30(a)(b)	5,545	5,289,930
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(a)	26,675	25,792,991
DISH DBS Corp.
5.25%, 12/01/26(a)(b)	19,563	17,802,330
5.75%, 12/01/28(a)(b)	17,835	14,981,400
7.38%, 07/01/28(b)	6,980	4,683,580
7.75%, 07/01/26(b)	14,350	12,449,212
5.13%, 06/01/29(b)	10,730	6,712,956
DISH Network Corp., 11.75%, 11/15/27(a)(b)	24,965	26,251,624
GCI LLC, 4.75%, 10/15/28(a)(b)	4,250	4,019,268
Gray Television Inc.
7.00%, 05/15/27(a)(b)	3,773	3,671,129
10.50%, 07/15/29(a)(b)	9,040	9,279,922
iHeartCommunications Inc., 9.13%, 05/01/29(a)(b)	5,231	4,026,441
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(a)(b)	$5,970	$4,395,413
6.75%, 10/15/27(a)	8,480	6,900,812
McGraw-Hill Education Inc.
5.75%, 08/01/28(a)	6,837	6,688,754
8.00%, 08/01/29(a)	5,245	5,186,282
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	7,631	7,199,683
5.63%, 07/15/27(a)	12,735	12,627,007
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26(a)	7,821	6,726,060
6.50%, 09/15/28(a)	7,275	4,721,362
Scripps Escrow II Inc., 3.88%, 01/15/29(a)(b)	3,770	2,872,632
Scripps Escrow Inc., 5.88%, 07/15/27(a)(b)	3,270	2,581,559
Sinclair Television Group Inc., 5.50%, 03/01/30(a)	3,345	2,412,581
Sirius XM Radio Inc.
3.13%, 09/01/26(a)	7,555	7,354,868
4.00%, 07/15/28(a)	14,402	13,555,882
5.00%, 08/01/27(a)(b)	10,715	10,565,204
5.50%, 07/01/29(a)(b)	9,332	9,084,515
TEGNA Inc.
4.63%, 03/15/28(b)	7,472	7,145,100
4.75%, 03/15/26(a)	4,310	4,258,819
5.00%, 09/15/29(b)	7,747	7,163,554
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	7,200	7,041,000
Univision Communications Inc.
4.50%, 05/01/29(a)(b)	7,530	6,449,986
6.63%, 06/01/27(a)	10,674	10,313,752
8.00%, 08/15/28(a)	10,535	10,260,651
Virgin Media Secured Finance PLC, 5.50%, 05/15/29(a)	10,480	10,104,187
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(a)(b)	3,875	3,753,866
Ziggo Bond Co. BV, 5.13%, 02/28/30(a)(b)	3,690	3,263,146
Ziggo BV, 4.88%, 01/15/30(a)	7,165	6,573,248
		466,289,254
Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems Inc., 5.00%, 09/30/27(a)	2,817	2,781,244
Roller Bearing Co of America Inc., 4.38%, 10/15/29(a)(b)	3,160	2,998,187
		5,779,431
Mining — 0.9%
Alcoa Nederland Holding BV, 4.13%, 03/31/29(a)(b)	3,481	3,233,710
Alumina Pty. Ltd., 6.13%, 03/15/30(a)(b)	3,575	3,527,131
Compass Minerals International Inc., 6.75%, 12/01/27(a)(b)	3,484	3,441,654
Constellium SE, 3.75%, 04/15/29(a)(b)	3,500	3,215,555
FMG Resources August 2006 Pty. Ltd., 4.50%, 09/15/27(a)	4,578	4,464,147
FMG Resources August Pty. Ltd., 5.88%, 04/15/30(a)	5,130	5,068,623
Hecla Mining Co., 7.25%, 02/15/28	3,185	3,192,962
JW Aluminum Continuous Cast Co., 10.25%, 04/01/30(a)(b)	2,380	2,328,978
Kaiser Aluminum Corp., 4.63%, 03/01/28(a)(b)	3,750	3,598,125
Security	Par (000)	Value
Mining (continued)
Novelis Corp.
3.25%, 11/15/26(a)	$5,814	$5,621,208
4.75%, 01/30/30(a)	9,555	8,872,253
Novelis Inc., 6.88%, 01/30/30(a)(b)	4,400	4,462,716
Perenti Finance Pty Ltd.
6.50%, 10/07/25(a)(b)	558	557,543
7.50%, 04/26/29(a)(b)	2,430	2,518,087
		54,102,692
Office & Business Equipment — 0.2%
Pitney Bowes Inc.
6.88%, 03/15/27(a)(b)	2,666	2,657,811
7.25%, 03/15/29(a)(b)	2,415	2,418,019
Xerox Holdings Corp.
5.00%, 08/15/25(a)(b)	2,542	2,524,333
5.50%, 08/15/28(a)(b)	5,485	3,510,400
8.88%, 11/30/29(a)(b)	3,510	2,101,612
		13,212,175
Office Furnishings — 0.1%
Steelcase Inc., 5.13%, 01/18/29	3,390	3,221,751
Oil & Gas — 5.2%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	7,522	7,529,836
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)	2,870	2,781,594
8.25%, 12/31/28(a)(b)	3,915	3,964,379
Baytex Energy Corp., 8.50%, 04/30/30(a)	5,455	5,056,174
California Resources Corp., 8.25%, 06/15/29(a)	6,687	6,373,781
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/26(a)(b)	2,777	2,762,982
CITGO Petroleum Corp.
6.38%, 06/15/26(a)	4,732	4,708,340
8.38%, 01/15/29(a)	7,635	7,627,842
Civitas Resources Inc.
5.00%, 10/15/26(a)	2,810	2,724,414
8.38%, 07/01/28(a)	9,917	9,743,452
CNX Resources Corp., 6.00%, 01/15/29(a)(b)	3,645	3,535,841
Comstock Resources Inc.
5.88%, 01/15/30(a)	7,040	6,371,200
6.75%, 03/01/29(a)	11,715	11,078,165
Crescent Energy Finance LLC, 9.25%, 02/15/28(a)(b)	7,255	7,331,903
CVR Energy Inc.
5.75%, 02/15/28(a)	3,060	2,778,863
8.50%, 01/15/29(a)	4,423	4,061,774
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28(a)(b)	5,330	5,336,662
Energean PLC, 6.50%, 04/30/27(a)(b)	3,130	3,072,038
Energian Israel Finance Ltd.
4.88%, 03/30/26(a)	4,995	4,918,412
5.38%, 03/30/28(a)	4,521	4,256,077
EnQuest PLC, 11.63%, 11/01/27(a)(b)	3,340	3,247,953
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)(b)	4,565	4,496,525
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	4,315	4,003,511
6.00%, 04/15/30(a)	3,680	3,348,800
6.25%, 11/01/28(a)	4,282	4,134,806
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)(b)	$5,388	$5,362,991
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30(a)	3,680	3,532,800
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/29(a)(b)	3,617	3,207,073
Leviathan Bond Ltd.
6.13%, 06/30/25(a)	4,621	4,617,358
6.50%, 06/30/27(a)	4,207	4,133,025
Matador Resources Co., 6.88%, 04/15/28(a)	3,680	3,659,024
MEG Energy Corp., 5.88%, 02/01/29(a)(b)	4,415	4,209,887
Nabors Industries Inc.
7.38%, 05/15/27(a)	5,072	4,780,360
9.13%, 01/31/30(a)(b)	4,857	4,378,988
Nabors Industries Ltd., 7.50%, 01/15/28(a)(b)	2,950	2,345,250
Noble Finance II LLC, 8.00%, 04/15/30(a)	3,025	2,880,496
Northern Oil & Gas Inc., 8.13%, 03/01/28(a)(b)	5,285	5,195,155
Parkland Corp.
4.50%, 10/01/29(a)	5,580	5,255,081
5.88%, 07/15/27(a)	4,262	4,226,966
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28(b)	5,845	5,160,648
7.25%, 06/15/25	—	—
9.88%, 03/15/30(a)(b)	5,920	5,215,840
Permian Resources Operating LLC
5.88%, 07/01/29(a)(b)	5,225	5,078,918
8.00%, 04/15/27(a)	3,951	3,998,536
Precision Drilling Corp., 6.88%, 01/15/29(a)(b)	3,085	2,888,331
Puma International Financing SA, 7.75%, 04/25/29(a)(b)	3,520	3,498,288
Range Resources Corp.
4.75%, 02/15/30(a)	3,625	3,412,031
4.88%, 05/15/25	4,742	4,737,843
8.25%, 01/15/29	4,300	4,402,598
Saturn Oil & Gas Inc., 9.63%, 06/15/29(a)(b)	4,618	4,161,950
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(a)(b)	4,300	4,402,125
SM Energy Co.
6.50%, 07/15/28	2,920	2,795,944
6.63%, 01/15/27	3,212	3,155,790
6.75%, 09/15/26	3,296	3,265,940
6.75%, 08/01/29(a)(b)	5,317	4,970,305
Strathcona Resources Ltd., 6.88%, 08/01/26(a)(b)	3,995	3,917,397
Sunoco LP, 7.00%, 05/01/29(a)	5,055	5,189,530
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29(b)	5,992	5,675,820
4.50%, 04/30/30	4,100	3,859,125
5.88%, 03/15/28	2,585	2,574,531
6.00%, 04/15/27	4,545	4,527,956
7.00%, 09/15/28(a)	3,820	3,908,887
Talos Production Inc., 9.00%, 02/01/29(a)	4,609	4,383,159
Teine Energy Ltd., 6.88%, 04/15/29(a)	2,792	2,655,192
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(a)(b)	4,882	4,479,235
Transocean Inc.
8.00%, 02/01/27(a)(b)	3,397	3,138,263
8.25%, 05/15/29(a)	6,565	5,291,324
8.75%, 02/15/30(a)	5,952	5,786,460
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	3,221	3,173,704
Security	Par (000)	Value
Oil & Gas (continued)
Valaris Ltd., 8.38%, 04/30/30(a)	$2,600	$2,434,016
Viper Energy Inc., 5.38%, 11/01/27(a)	3,283	3,262,652
W&T Offshore Inc., 10.75%, 02/01/29(a)(b)	2,572	2,009,375
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(a)(b)	4,322	3,954,630
		314,396,121
Oil & Gas Services — 0.7%
Archrock Partners LP/Archrock Partners Finance Corp., 6.25%, 04/01/28(a)(b)	5,795	5,776,412
Aris Water Holdings LLC, 7.25%, 04/01/30(a)(b)	3,210	3,175,894
Bristow Group Inc., 6.88%, 03/01/28(a)(b)	2,758	2,647,680
Enerflex Ltd., 9.00%, 10/15/27(a)	4,230	4,321,209
Kodiak Gas Services LLC, 7.25%, 02/15/29(a)(b)	5,300	5,386,125
TGS ASA, 8.50%, 01/15/30(a)(b)	3,868	3,809,980
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27	5,351	5,298,774
7.13%, 03/15/29(a)(b)	7,225	7,293,999
Weatherford International Ltd., 8.63%, 04/30/30(a)	1,750	1,728,694
		39,438,767
Packaging & Containers — 2.7%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(a)(b)	4,435	4,056,695
4.00%, 09/01/29(a)(b)	7,525	6,544,493
6.00%, 06/15/27(a)	4,415	4,398,444
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26(a)	9,929	8,762,343
5.25%, 08/15/27(a)	4,464	2,053,440
Ball Corp.
6.00%, 06/15/29	7,015	7,153,546
6.88%, 03/15/28	5,720	5,859,740
Berry Global Inc., 5.63%, 07/15/27(a)	3,010	3,008,317
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28(a)	3,335	3,244,330
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(a)	3,675	3,704,859
6.88%, 01/15/30(a)	3,590	3,655,544
Crown Americas LLC, 5.25%, 04/01/30	654	650,704
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	3,220	3,170,573
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26(b)	6,615	6,550,917
Graham Packaging Co. Inc., 7.13%, 08/15/28(a)	3,515	3,427,230
Graphic Packaging International LLC
3.50%, 03/15/28(a)	3,327	3,131,539
3.50%, 03/01/29(a)(b)	2,390	2,220,119
3.75%, 02/01/30(a)	2,745	2,511,675
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28(a)	5,697	5,652,962
Iris Holdings Inc., 10.00%, 12/15/28(a)(b)	3,000	2,647,500
LABL Inc.
5.88%, 11/01/28(a)(b)	3,659	3,026,725
8.25%, 11/01/29(a)(b)	3,257	2,202,546
10.50%, 07/15/27(a)(b)	5,151	4,630,266
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(a)	$19,060	$19,111,081
9.25%, 04/15/27(a)(b)	9,908	9,102,975
OI European Group BV, 4.75%, 02/15/30(a)(b)	2,720	2,518,230
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27(a)	4,944	4,937,820
Sealed Air Corp.
4.00%, 12/01/27(a)(b)	3,089	2,971,618
5.00%, 04/15/29(a)(b)	2,957	2,874,263
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(a)(b)	5,743	5,789,978
Silgan Holdings Inc., 4.13%, 02/01/28	4,005	3,844,800
Trident TPI Holdings Inc., 12.75%, 12/31/28(a)	4,590	4,787,944
TriMas Corp., 4.13%, 04/15/29(a)	2,798	2,605,111
Trivium Packaging Finance BV
5.50%, 08/15/26(a)	7,870	7,780,096
8.50%, 08/15/27(a)(b)	4,959	4,884,615
		163,473,038
Pharmaceuticals — 2.8%
180 Medical Inc., 3.88%, 10/15/29(a)(b)	2,540	2,374,900
AdaptHealth LLC
4.63%, 08/01/29(a)(b)	3,467	3,095,742
5.13%, 03/01/30(a)(b)	4,240	3,785,454
6.13%, 08/01/28(a)(b)	2,470	2,395,900
Bausch Health Americas Inc.
8.50%, 01/31/27(a)	4,993	4,743,350
9.25%, 04/01/26(a)	5,542	5,408,715
Bausch Health Companies Inc.
4.88%, 06/01/28(a)	13,325	10,796,914
5.00%, 01/30/28(a)	3,400	2,584,000
5.00%, 02/15/29(a)	3,250	2,047,500
6.25%, 02/15/29(a)	6,075	3,979,125
11.00%, 09/30/28(a)	12,270	11,538,708
BellRing Brands Inc., 7.00%, 03/15/30(a)	380	393,863
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28(a)(b)	3,699	3,271,729
Elanco Animal Health Inc., 6.65%, 08/28/28(b)	5,240	5,302,828
Grifols SA, 4.75%, 10/15/28(a)	5,100	4,749,375
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29(a)(b)	4,163	3,205,510
12.25%, 04/15/29(a)(b)	5,750	6,115,413
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	10,952	10,385,825
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 14.75%, 11/14/28(a)	1,037	1,086,418
Option Care Health Inc., 4.38%, 10/31/29(a)	3,735	3,520,238
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(a)(b)	15,092	14,214,627
Owens & Minor Inc.
4.50%, 03/31/29(a)(b)	3,322	2,699,031
6.63%, 04/01/30(a)(b)	2,602	2,218,569
10.00%, 04/15/30(a)(b)	4,423	4,554,999
P&L Development LLC/PLD Finance Corp., 12.00%, 05/15/29, (9.00% Cash and 3.00% PIK)(a)(d)	2,691	2,670,480
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	24,604	23,773,615
4.75%, 05/09/27(b)	7,416	7,277,612
5.13%, 05/09/29(b)	6,835	6,651,309
Security	Par (000)	Value
Pharmaceuticals (continued)
6.75%, 03/01/28(b)	$9,050	$9,260,161
7.88%, 09/15/29	4,070	4,358,381
		168,460,291
Pipelines — 4.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)(b)	4,885	4,757,453
5.75%, 03/01/27(a)	4,687	4,668,252
5.75%, 01/15/28(a)	4,990	4,959,661
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.00%, 07/15/29(a)	3,735	3,789,045
Buckeye Partners LP
3.95%, 12/01/26	4,536	4,421,829
4.13%, 12/01/27	3,162	3,037,797
4.50%, 03/01/28(a)(b)	3,670	3,527,788
6.75%, 02/01/30(a)	3,660	3,720,847
6.88%, 07/01/29(a)	4,385	4,446,664
CNX Midstream Partners LP, 4.75%, 04/15/30(a)	2,600	2,392,000
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(a)	2,775	2,740,313
8.63%, 03/15/29(a)	7,780	8,008,965
DT Midstream Inc., 4.13%, 06/15/29(a)	7,620	7,146,950
Excelerate Energy LP, 8.00%, 05/15/30(a)	2,845	2,887,675
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(a)	4,701	4,866,669
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28	5,250	5,226,280
8.25%, 01/15/29	4,420	4,485,782
8.88%, 04/15/30	3,250	3,323,125
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29	2,655	2,648,813
7.00%, 08/01/27	2,686	2,665,533
Harvest Midstream I LP, 7.50%, 09/01/28(a)(b)	5,865	5,925,483
Hess Midstream Operations LP
4.25%, 02/15/30(a)	5,495	5,149,646
5.13%, 06/15/28(a)	4,425	4,333,845
5.88%, 03/01/28(a)	3,540	3,545,427
6.50%, 06/01/29(a)	4,130	4,194,304
Howard Midstream Energy Partners LLC, 8.88%, 07/15/28(a)(b)	4,060	4,218,805
ITT Holdings LLC, 6.50%, 08/01/29(a)	8,862	8,075,497
Kinetik Holdings LP, 6.63%, 12/15/28(a)(b)	7,620	7,675,169
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28(a)	2,791	2,885,196
NFE Financing LLC, 12.00%, 11/15/29(a)(b)	20,997	14,488,179
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/29(a)(b)	6,477	6,089,157
NuStar Logistics LP
5.63%, 04/28/27	3,775	3,763,033
6.00%, 06/01/26(b)	3,909	3,906,557
Prairie Acquiror LP, 9.00%, 08/01/29(a)	2,995	3,011,487
Rockies Express Pipeline LLC
3.60%, 05/15/25(a)	3,122	3,117,629
4.95%, 07/15/29(a)	4,150	3,969,558
Summit Midstream Holdings LLC, 8.63%, 10/31/29(a)	5,995	5,896,409
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)	$5,607	$5,446,675
6.00%, 03/01/27(a)(b)	3,161	3,109,963
7.38%, 02/15/29(a)	5,525	5,484,426
Venture Global Calcasieu Pass LLC
6.25%, 01/15/30(a)(b)	7,235	7,236,905
3.88%, 08/15/29(a)	9,165	8,403,022
Venture Global LNG Inc.
7.00%, 01/15/30(a)	9,795	9,219,740
8.13%, 06/01/28(a)	16,470	16,346,475
9.50%, 02/01/29(a)	21,370	22,144,662
		251,358,690
Real Estate — 0.7%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)	1,839	1,623,671
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(a)	1,798	1,317,035
5.75%, 01/15/29(a)(b)	4,223	3,304,498
CoreLogic Inc., 4.50%, 05/01/28(a)	5,595	5,255,658
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(a)	4,405	4,416,012
Five Point Operating Co. LP/Five Point Capital Corp., 12.00%, 01/15/28(a)(g)	4,108	4,180,396
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	4,765	4,350,048
5.38%, 08/01/28(a)	5,280	5,095,200
Hunt Companies Inc., 5.25%, 04/15/29(a)	4,590	4,359,261
Kennedy-Wilson Inc.
4.75%, 03/01/29(b)	4,155	3,720,029
4.75%, 02/01/30(b)	4,175	3,649,743
Newmark Group Inc., 7.50%, 01/12/29	3,530	3,691,851
		44,963,402
Real Estate Investment Trusts — 4.3%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29(a)(b)	3,630	3,352,196
Blackstone Mortgage Trust Inc., 7.75%, 12/01/29(a)(b)	3,357	3,483,439
Brandywine Operating Partnership LP
3.95%, 11/15/27	3,365	3,171,075
8.30%, 03/15/28(b)	2,725	2,816,260
8.88%, 04/12/29	3,087	3,236,750
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27(a)	5,344	5,173,983
5.75%, 05/15/26(a)(b)	7,040	6,972,534
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(a)	3,002	2,896,930
Diversified Healthcare Trust
4.75%, 02/15/28(b)	3,650	3,263,794
9.75%, 06/15/25	2,063	2,058,380
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(a)(b)	3,970	3,729,306
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	2,800	1,853,796
3.95%, 11/01/27(b)	3,080	2,676,120
4.65%, 04/01/29(b)	3,712	2,657,978
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.95%, 02/15/28(b)	$2,605	$2,175,644
Iron Mountain Inc.
4.88%, 09/15/27(a)(b)	7,415	7,305,761
4.88%, 09/15/29(a)(b)	7,266	6,999,134
5.00%, 07/15/28(a)(b)	3,745	3,658,004
5.25%, 03/15/28(a)	6,217	6,119,634
7.00%, 02/15/29(a)	7,407	7,609,304
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(a)	4,620	4,499,603
4.75%, 06/15/29(a)(b)	4,770	4,568,801
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/29(b)	6,490	4,944,731
5.00%, 10/15/27(b)	10,386	9,254,445
Necessity Retail REIT Inc./American Finance Operating Partner LP (The), 4.50%, 09/30/28(a)(b)	3,865	3,638,955
Office Properties Income Trust
3.25%, 03/15/27(a)(b)	3,012	2,410,053
9.00%, 09/30/29(a)(b)	4,056	3,001,440
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)	5,518	5,159,330
5.88%, 10/01/28(a)	5,240	5,118,668
7.00%, 02/01/30(a)	4,155	4,153,617
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(a)(b)	3,060	3,006,572
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)(b)	4,370	4,184,712
4.75%, 10/15/27	5,365	5,263,601
7.25%, 07/15/28(a)(b)	3,028	3,117,466
Rithm Capital Corp., 8.00%, 04/01/29(a)	5,813	5,790,111
RLJ Lodging Trust LP
3.75%, 07/01/26(a)	3,996	3,912,004
4.00%, 09/15/29(a)(b)	3,792	3,427,210
SBA Communications Corp.
3.13%, 02/01/29(b)	11,085	10,267,481
3.88%, 02/15/27(b)	11,286	11,044,367
Service Properties Trust
3.95%, 01/15/28(b)	2,895	2,553,998
4.38%, 02/15/30(b)	2,675	1,994,025
4.75%, 10/01/26	3,575	3,461,065
4.95%, 02/15/27	2,861	2,719,295
4.95%, 10/01/29(b)	2,950	2,314,718
5.25%, 02/15/26(b)	2,834	2,801,976
5.50%, 12/15/27	3,271	3,125,979
8.38%, 06/15/29(b)	5,085	4,933,636
Starwood Property Trust Inc.
3.63%, 07/15/26(a)(b)	3,360	3,275,538
4.38%, 01/15/27(a)(b)	3,826	3,739,915
6.00%, 04/15/30(a)	2,400	2,370,000
7.25%, 04/01/29(a)	4,455	4,599,788
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30(a)(b)	5,040	4,492,568
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(a)(b)	4,170	3,988,730
6.50%, 02/15/29(a)	7,971	7,295,298
10.50%, 02/15/28(a)	20,354	21,615,744
Vornado Realty LP, 2.15%, 06/01/26	3,160	3,046,931
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
XHR LP, 4.88%, 06/01/29(a)(b)	$3,637	$3,428,745
		259,731,138
Retail — 5.2%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(a)	5,320	4,980,282
3.88%, 01/15/28(a)	11,282	10,831,884
4.38%, 01/15/28(a)	5,700	5,514,750
5.63%, 09/15/29(a)	3,559	3,550,047
6.13%, 06/15/29(a)	8,475	8,601,616
Academy Ltd., 6.00%, 11/15/27(a)	2,760	2,752,458
Advance Auto Parts Inc.
1.75%, 10/01/27	2,615	2,350,624
3.90%, 04/15/30	1,500	1,349,310
Arko Corp., 5.13%, 11/15/29(a)(b)	3,280	2,650,076
Asbury Automotive Group Inc.
4.50%, 03/01/28(b)	3,441	3,326,210
4.63%, 11/15/29(a)(b)	6,402	6,019,801
4.75%, 03/01/30(b)	1,645	1,538,075
Bath & Body Works Inc.
5.25%, 02/01/28	3,177	3,153,586
7.50%, 06/15/29(b)	3,527	3,608,897
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27, (7.75% PIK)(a)(b)(d)	2,720	2,630,278
Beacon Roofing Supply Inc., 4.13%, 05/15/29(a)	2,925	2,950,009
Carvana Co., 9.00%, 12/01/28, (9.00% PIK)(a)(d)	4,909	5,046,653
CEC Entertainment LLC, 6.75%, 05/01/26(a)	4,981	4,893,832
eG Global Finance PLC, 12.00%, 11/30/28(a)	7,975	8,776,567
Evergreen Acqco 1 LP/TVI Inc., 9.75%, 04/26/28(a)(b)	3,007	3,099,465
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26(a)	5,086	4,946,135
5.88%, 04/01/29(a)(b)	5,915	5,136,882
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29(a)	7,080	6,582,187
6.75%, 01/15/30(a)(b)	8,895	7,758,664
FirstCash Inc.
4.63%, 09/01/28(a)	3,765	3,631,431
5.63%, 01/01/30(a)	2,045	2,009,315
Foot Locker Inc., 4.00%, 10/01/29(a)(b)	3,032	2,455,920
Foundation Building Materials Inc., 6.00%, 03/01/29(a)(b)	2,922	2,458,133
Gap Inc. (The), 3.63%, 10/01/29(a)	5,492	4,964,237
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(a)	3,775	3,331,281
11.50%, 08/15/29(a)	3,765	3,557,925
Group 1 Automotive Inc.
4.00%, 08/15/28(a)(b)	5,502	5,226,900
6.38%, 01/15/30(a)	3,495	3,528,377
Guitar Center Inc., 8.50%, 01/15/26(a)	4,879	3,675,513
GYP Holdings III Corp., 4.63%, 05/01/29(a)(b)	2,410	2,253,350
Ken Garff Automotive LLC, 4.88%, 09/15/28(a)(b)	3,135	3,025,118
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	4,997	4,975,863
Kohl's Corp., 4.25%, 07/17/25(b)	2,940	2,900,878
LBM Acquisition LLC, 6.25%, 01/15/29(a)(b)	5,855	5,122,832
LCM Investments Holdings II LLC, 4.88%, 05/01/29(a)	7,100	6,713,192
Security	Par (000)	Value
Retail (continued)
Lithia Motors Inc.
3.88%, 06/01/29(a)(b)	$5,985	$5,562,878
4.63%, 12/15/27(a)	2,985	2,905,711
Macy's Retail Holdings LLC, 5.88%, 03/15/30(a)(b)	2,945	2,737,070
Michaels Companies Inc. (The), 5.25%, 05/01/28(a)(b)	5,990	3,142,953
Murphy Oil USA Inc., 4.75%, 09/15/29	3,812	3,674,609
Nordstrom Inc.
4.00%, 03/15/27	2,643	2,524,303
4.38%, 04/01/30(b)	1,519	1,346,852
Papa John's International Inc., 3.88%, 09/15/29(a)(b)	2,735	2,531,825
Park River Holdings Inc., 5.63%, 02/01/29(a)(b)	2,880	2,256,797
Patrick Industries Inc., 4.75%, 05/01/29(a)(b)	2,649	2,519,067
Penske Automotive Group Inc.
3.50%, 09/01/25	4,319	4,285,858
3.75%, 06/15/29(b)	3,607	3,336,475
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28(a)(b)	8,830	8,399,840
7.75%, 02/15/29(a)(b)	8,450	7,867,885
QVC Inc., 6.88%, 04/15/29(a)(b)	4,469	2,983,058
Raising Cane's Restaurants LLC, 9.38%, 05/01/29(a)(b)	3,350	3,549,205
Saks Global Enterprises LLC, 11.00%, 12/15/29(a)(b)	15,360	9,312,000
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25(a)(b)	2,726	2,733,009
Sonic Automotive Inc., 4.63%, 11/15/29(a)(b)	4,652	4,364,972
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(a)(b)	3,650	3,426,438
Staples Inc.
10.75%, 09/01/29(a)(b)	16,610	14,492,225
12.75%, 01/15/30(a)	5,680	3,310,505
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/27(b)	2,561	2,541,472
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29(a)	4,550	4,246,196
Victoria's Secret & Co., 4.63%, 07/15/29(a)(b)	4,127	3,590,490
Victra Holdings LLC/Victra Finance Corp., 8.75%, 09/15/29(a)(b)	3,250	3,309,215
Vivo Energy Investments BV, 5.13%, 09/24/27(a)(b)	2,370	2,300,352
Walgreens Boots Alliance Inc.
3.20%, 04/15/30	800	752,792
3.45%, 06/01/26(b)	10,435	10,193,012
8.13%, 08/15/29(b)	5,255	5,466,409
White Cap Buyer LLC, 6.88%, 10/15/28(a)(b)	4,791	4,661,954
Yum! Brands Inc., 4.75%, 01/15/30(a)(b)	5,935	5,736,474
		311,940,454
Semiconductors — 0.5%
Amkor Technology Inc., 6.63%, 09/15/27(a)	3,340	3,338,658
ams-OSRAM AG, 12.25%, 03/30/29(a)(b)	2,819	2,854,238
Entegris Inc.
3.63%, 05/01/29(a)(b)	2,777	2,556,525
4.38%, 04/15/28(a)(b)	2,742	2,641,060
4.75%, 04/15/29(a)(b)	11,737	11,395,894
ON Semiconductor Corp., 3.88%, 09/01/28(a)(b)	5,337	5,050,136
Synaptics Inc., 4.00%, 06/15/29(a)(b)	2,752	2,539,848
		30,376,359
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software — 3.3%
ACI Worldwide Inc., 5.75%, 08/15/26(a)	$2,847	$2,829,206
AthenaHealth Group Inc., 6.50%, 02/15/30(a)	17,090	16,317,539
Camelot Finance SA, 4.50%, 11/01/26(a)	4,858	4,768,370
CDK Global II LLC, 4.88%, 06/01/27	15	13,664
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)(b)	5,222	4,485,898
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)(b)	5,257	4,642,588
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)(b)	6,719	6,339,914
4.88%, 07/01/29(a)(b)	6,545	5,941,633
Cloud Software Group Inc.
6.50%, 03/31/29(a)(b)	28,613	28,613,000
9.00%, 09/30/29(a)(b)	27,220	27,456,452
Consensus Cloud Solutions Inc., 6.50%, 10/15/28(a)(b)	2,995	2,938,395
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29(a)(b)	2,832	2,826,874
Dye & Durham Ltd., 8.63%, 04/15/29(a)	3,975	4,039,594
Elastic NV, 4.13%, 07/15/29(a)	4,002	3,755,077
Ellucian Holdings Inc., 6.50%, 12/01/29(a)	4,867	4,865,467
Fair Isaac Corp.
4.00%, 06/15/28(a)	6,516	6,233,767
5.25%, 05/15/26(a)(b)	3,063	3,058,716
Helios Software Holdings Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/28(a)	2,455	2,209,500
8.75%, 05/01/29(a)	4,925	4,788,984
Open Text Corp.
3.88%, 02/15/28(a)(b)	6,675	6,366,732
3.88%, 12/01/29(a)	6,000	5,517,655
Open Text Holdings Inc., 4.13%, 02/15/30(a)(b)	6,520	6,019,916
Playtika Holding Corp., 4.25%, 03/15/29(a)(b)	4,180	3,688,947
PTC Inc., 4.00%, 02/15/28(a)	3,540	3,419,269
Rocket Software Inc.
6.50%, 02/15/29(a)(b)	4,050	3,827,250
9.00%, 11/28/28(a)	5,890	6,067,875
SS&C Technologies Inc., 5.50%, 09/30/27(a)	14,913	14,821,732
Twilio Inc., 3.63%, 03/15/29(b)	3,375	3,151,944
West Technology Group LLC, 8.50%, 04/10/27(a)(b)	3,303	2,201,780
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(a)(b)	4,510	4,143,021
		195,350,759
Telecommunications — 4.9%
Altice Financing SA
5.00%, 01/15/28(a)	8,673	6,600,347
5.75%, 08/15/29(a)	14,795	10,874,325
9.63%, 07/15/27(a)	2,690	2,309,197
Altice France SA
5.13%, 01/15/29(a)	3,775	3,062,255
5.13%, 07/15/29(a)	19,720	16,121,100
5.50%, 01/15/28(a)	8,935	7,393,712
5.50%, 10/15/29(a)	15,590	12,744,825
8.13%, 02/01/27(a)	14,029	12,836,535
Ciena Corp., 4.00%, 01/31/30(a)	2,832	2,612,520
CommScope LLC
4.75%, 09/01/29(a)(b)	6,888	6,083,969
7.13%, 07/01/28(a)(b)	4,915	4,171,541
8.25%, 03/01/27(a)(b)	6,825	6,220,114
Security	Par (000)	Value
Telecommunications (continued)
CommScope Technologies LLC, 5.00%, 03/15/27(a)	$5,490	$4,776,300
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(b)	13,830	12,931,050
Consolidated Communications Inc.
5.00%, 10/01/28(a)	3,165	3,003,354
6.50%, 10/01/28(a)	5,308	5,201,840
EchoStar Corp., Series ., 10.75%, 11/30/29	37,695	39,896,615
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	11,945	11,820,055
5.88%, 10/15/27(a)	9,535	9,525,942
5.88%, 11/01/29	2,435	2,429,278
6.00%, 01/15/30(a)	510	511,428
6.75%, 05/01/29(a)	8,175	8,207,214
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	5,570	5,190,126
6.63%, 08/01/26(b)	5,075	4,121,001
Iliad Holding SASU, 7.00%, 10/15/28(a)	6,128	6,199,813
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(a)(b)	20,430	20,135,399
Level 3 Financing Inc.
3.63%, 01/15/29(a)(b)	2,170	1,682,427
3.75%, 07/15/29(a)(b)	2,960	2,234,374
4.25%, 07/01/28(a)	850	736,764
4.50%, 04/01/30(a)	4,925	4,101,195
4.88%, 06/15/29(a)(b)	4,430	3,866,362
10.50%, 04/15/29(a)(b)	4,985	5,524,392
10.50%, 05/15/30(a)(b)	1,889	2,044,663
11.00%, 11/15/29(a)(b)	10,120	11,319,236
Sunrise HoldCo IV BV, 5.50%, 01/15/28(a)(b)	2,850	2,794,176
Viasat Inc.
5.63%, 09/15/25(a)(b)	3,671	3,674,074
5.63%, 04/15/27(a)(b)	4,141	4,051,795
6.50%, 07/15/28(a)(b)	2,950	2,592,313
Viavi Solutions Inc., 3.75%, 10/01/29(a)	2,975	2,725,844
Zayo Group Holdings Inc.
4.00%, 03/01/27(a)	11,668	10,733,510
6.13%, 03/01/28(a)	8,336	6,796,445
Zegona Finance PLC, 8.63%, 07/15/29(a)(b)	6,620	7,051,955
		296,909,380
Transportation — 0.4%
Brightline East LLC, 11.00%, 01/31/30(a)(b)	9,485	7,759,069
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29(a)(b)	5,501	5,084,579
Rand Parent LLC, 8.50%, 02/15/30(a)	6,045	5,606,737
RXO Inc., 7.50%, 11/15/27(a)	2,589	2,642,860
Star Leasing Co. LLC, 7.63%, 02/15/30(a)(b)	4,945	4,436,077
		25,529,322
Trucking & Leasing — 0.2%
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/28(a)(b)	7,572	7,439,490
NAC Aviation 29 DAC, 4.75%, 06/30/26(b)	5,021	5,014,704
		12,454,194
Total Corporate Bonds & Notes — 97.7% (Cost: $5,924,958,245)		5,856,326,960
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Fixed Rate Loan Interests
Software — 0.0%
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/09/27(c)	672	$655,209
Total Fixed Rate Loan Interests — 0.0% (Cost: $637,111)		655,209
	Shares
Common Stocks
Aerospace & Defense — 0.1%
Incora Top Holdco LLC, NVS(b)(c)	136,501	2,047,515
Health Care Technology — 0.0%
Quincy Health LLC(c)	25,958	—
Office REITs — 0.0%
Office Properties Income Trust, NVS	16,557	6,788
Oil, Gas & Consumable Fuels — 0.0%
New Fortress Energy Inc., (Acquired 12/24/24, Cost $ —)(h)	220,487	1,197,245
Total Common Stocks — 0.1% (Cost $16,067,947)		3,251,548
Preferred Stocks
Software — 0.0%
Veritas Kapital Assurance PLC, Series G-1, Preference Shares, NVS	22,415	459,508
Veritas Kapital Assurance PLC, Series G, Preference Shares, NVS	32,444	746,212
		1,205,720
Total Preferred Stocks — 0.0% (Cost $1,094,340)		1,205,720
Total Long-Term Investments — 97.8% (Cost: $5,942,757,643)		5,861,439,437
Security	Shares	Value
Short-Term Securities
Money Market Funds — 19.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(i)(j)(k)	1,126,333,492	$1,126,784,026
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(i)(j)	43,480,000	43,480,000
Total Short-Term Securities — 19.5% (Cost: $1,169,873,293)		1,170,264,026
Total Investments — 117.3% (Cost: $7,112,630,936)		7,031,703,463
Liabilities in Excess of Other Assets — (17.3)%		(1,036,788,851)
Net Assets — 100.0%		$5,994,914,612

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(e)	Issuer filed for bankruptcy and/or is in default.
(f)	Non-income producing security.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,197,245, representing less than 0.05% of its net assets as of period end, and an original cost of $—.

(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$997,764,167	$129,331,552 (a)	$—	$(28,309)	$(283,384)	$1,126,784,026	1,126,333,492	$2,901,658 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	31,390,000	12,090,000 (a)	—	—	—	43,480,000	43,480,000	665,085	—
				$(28,309)	$(283,384)	$1,170,264,026		$3,566,743	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
18

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 0-5 Year High Yield Corporate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$5,855,744,279	$582,681	$5,856,326,960
Fixed Rate Loan Interests	—	—	655,209	655,209
Common Stocks	—	1,204,033	2,047,515	3,251,548
Preferred Stocks	—	1,205,720	—	1,205,720
Short-Term Securities
Money Market Funds	1,170,264,026	—	—	1,170,264,026
	$1,170,264,026	$5,858,154,032	$3,285,405	$7,031,703,463
See notes to financial statements.
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.0%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28(a)(b)	$10,316	$8,305,508
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(a)(b)	20,048	19,492,416
7.50%, 06/01/29(a)(b)	17,009	13,940,573
7.75%, 04/15/28(a)(b)	16,009	13,287,470
7.88%, 04/01/30(a)(b)	13,825	13,831,187
9.00%, 09/15/28(a)(b)	12,645	13,088,258
CMG Media Corp., 8.88%, 06/18/29(a)(b)	9,017	7,889,875
Lamar Media Corp.
3.63%, 01/15/31(b)	9,919	8,963,998
3.75%, 02/15/28(b)	10,524	10,038,344
4.00%, 02/15/30(b)	9,354	8,739,918
4.88%, 01/15/29(b)	7,177	6,968,339
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(a)(b)	41,202	36,669,780
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)(b)	8,012	7,441,212
4.63%, 03/15/30(a)(b)	8,095	7,480,572
5.00%, 08/15/27(a)(b)	12,456	12,205,541
7.38%, 02/15/31(a)(b)	7,226	7,566,785
Stagwell Global LLC, 5.63%, 08/15/29(a)	19,123	18,044,815
		213,954,591
Aerospace & Defense — 2.0%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(a)(b)	10,060	10,298,266
Bombardier Inc.
6.00%, 02/15/28(a)	11,724	11,593,926
7.00%, 06/01/32(a)(b)	12,067	12,208,559
7.25%, 07/01/31(a)(b)	12,129	12,418,337
7.45%, 05/01/34(a)(b)	8,310	8,721,609
7.50%, 02/01/29(a)	12,120	12,484,727
7.88%, 04/15/27(a)	8,879	8,900,665
8.75%, 11/15/30(a)(b)	12,492	13,385,315
Efesto Bidco Spa/U.S. LLC, 7.50%, 02/15/32(a)(b)	9,545	9,469,690
Goat Holdco LLC, 6.75%, 02/01/32(a)(b)	13,918	13,604,845
Incora Top Holdco LLC, 6.00%, 01/31/33(c)	1,302	277,975
Moog Inc., 4.25%, 12/15/27(a)(b)	9,339	9,008,874
Spirit AeroSystems Inc.
3.85%, 06/15/26(b)	3,153	3,098,694
4.60%, 06/15/28	12,349	11,937,839
9.38%, 11/30/29(a)	12,610	13,419,323
9.75%, 11/15/30(a)(b)	19,708	21,814,914
TransDigm Inc.
4.63%, 01/15/29(b)	17,553	16,883,035
4.88%, 05/01/29(b)	11,132	10,742,531
5.50%, 11/15/27	38,324	38,141,555
6.00%, 01/15/33(a)(b)	24,085	24,035,069
6.38%, 03/01/29(a)	41,870	42,653,479
6.63%, 03/01/32(a)	33,687	34,507,413
6.75%, 08/15/28(a)(b)	33,335	34,004,834
6.88%, 12/15/30(a)(b)	21,640	22,296,839
7.13%, 12/01/31(a)(b)	15,365	15,970,181
Triumph Group Inc., 9.00%, 03/15/28(a)	13,571	14,236,047
		426,114,541
Agriculture — 0.1%
Darling Ingredients Inc.
5.25%, 04/15/27(a)(b)	8,556	8,461,809
6.00%, 06/15/30(a)(b)	16,735	16,687,800
Security	Par (000)	Value
Agriculture (continued)
Turning Point Brands Inc., 7.63%, 03/15/32(a)(b)	$5,924	$6,156,002
		31,305,611
Airlines — 0.8%
Air Canada, 3.88%, 08/15/26(a)(b)	15,650	15,356,484
Allegiant Travel Co., 7.25%, 08/15/27(a)(b)	10,387	9,593,812
American Airlines Inc.
7.25%, 02/15/28(a)(b)	10,562	10,432,990
8.50%, 05/15/29(a)(b)	14,450	14,727,352
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(a)(b)	8,348	8,292,054
5.75%, 04/20/29(a)(b)	43,448	42,140,835
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)(b)	31,401	28,924,346
OneSky Flight LLC, 8.88%, 12/15/29(a)(b)	9,170	9,256,176
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30(a)(b)	15,707	13,560,885
7.88%, 05/01/27(a)(b)	10,024	9,734,654
9.50%, 06/01/28(a)(b)	7,513	7,338,629
		169,358,217
Apparel — 0.5%
Champ Acquisition Corp., 8.38%, 12/01/31(a)(b)	8,107	8,540,538
Crocs Inc.
4.13%, 08/15/31(a)(b)	6,209	5,427,078
4.25%, 03/15/29(a)(b)	6,401	5,940,512
Hanesbrands Inc., 9.00%, 02/15/31(a)(b)	9,933	10,290,545
Kontoor Brands Inc., 4.13%, 11/15/29(a)(b)	7,039	6,467,876
Levi Strauss & Co., 3.50%, 03/01/31(a)(b)	8,777	7,691,630
S&S Holdings LLC, 8.38%, 10/01/31(a)(b)	9,270	8,711,450
Under Armour Inc., 3.25%, 06/15/26	7,085	6,856,870
VF Corp.
2.80%, 04/23/27(b)	8,602	7,982,826
2.95%, 04/23/30	12,442	10,239,419
6.00%, 10/15/33	4,566	3,923,248
6.45%, 11/01/37	4,647	3,880,218
William Carter Co. (The), 5.63%, 03/15/27(a)(b)	8,721	8,490,560
Wolverine World Wide Inc., 4.00%, 08/15/29(a)(b)	8,982	7,472,598
		101,915,368
Auto Manufacturers — 0.9%
Allison Transmission Inc.
3.75%, 01/30/31(a)(b)	16,527	14,847,650
4.75%, 10/01/27(a)(b)	7,247	7,113,144
5.88%, 06/01/29(a)(b)	8,428	8,421,882
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(a)(b)	17,388	14,939,538
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(a)(b)	7,746	7,400,520
5.50%, 07/15/29(a)(b)	7,183	6,885,166
5.88%, 01/15/28(a)(b)	8,445	8,333,907
JB Poindexter & Co. Inc., 8.75%, 12/15/31(a)(b)	10,613	10,670,024
Mclaren Finance PLC, 7.50%, 08/01/26(a)(b)	8,160	8,166,120
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/28(a)	6,300	5,567,074
2.75%, 03/09/28(a)	9,200	8,380,817
5.30%, 09/13/27(a)	2,600	2,548,372
5.55%, 09/13/29(a)(b)	4,685	4,527,865
7.05%, 09/15/28(a)	10,210	10,438,407
Schedule of Investments
20

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
Nissan Motor Co. Ltd.
4.35%, 09/17/27(a)	$30,033	$28,813,845
4.81%, 09/17/30(a)(b)	38,760	35,817,159
PM General Purchaser LLC, 9.50%, 10/01/28(a)	10,021	9,674,540
Wabash National Corp., 4.50%, 10/15/28(a)(b)	6,703	5,865,125
		198,411,155
Auto Parts & Equipment — 1.6%
Adient Global Holdings Ltd.
7.00%, 04/15/28(a)(b)	9,412	9,494,195
7.50%, 02/15/33(a)(b)	12,840	12,166,904
8.25%, 04/15/31(a)(b)	8,634	8,547,190
American Axle & Manufacturing Inc.
5.00%, 10/01/29(b)	9,330	8,182,373
6.50%, 04/01/27(b)	8,363	8,155,422
6.88%, 07/01/28(b)	6,125	5,895,074
Aptiv PLC/Aptiv Global Financing DAC, 6.88%, 12/15/54, (5-year CMT + 3.385%)(d)	5,520	5,162,699
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26(a)	3,578	3,578,490
6.75%, 05/15/28(a)	13,086	13,290,390
6.75%, 02/15/30(a)(b)	12,025	12,233,033
8.50%, 05/15/27(a)(b)	14,858	14,912,588
Cooper-Standard Automotive Inc.
5.63%, 05/15/27, (5.63% PIK)(a)(b)(e)	6,890	5,618,794
13.50%, 03/31/27, (13.50% Cash)(a)(e)	6,377	6,655,478
Dana Inc.
4.25%, 09/01/30(b)	6,772	6,246,627
4.50%, 02/15/32(b)	5,672	5,104,376
5.38%, 11/15/27(b)	7,438	7,387,851
5.63%, 06/15/28(b)	7,046	6,987,126
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29(a)(b)	10,789	7,456,035
Forvia SE, 8.00%, 06/15/30(a)(b)	7,900	7,865,066
Garrett Motion Holdings Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)(b)	13,005	12,978,817
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27(b)	12,461	12,278,956
5.00%, 05/31/26(b)	10,638	10,586,020
5.00%, 07/15/29(b)	14,104	13,415,118
5.25%, 04/30/31(b)	8,553	7,968,033
5.25%, 07/15/31(b)	9,480	8,831,316
5.63%, 04/30/33(b)	7,698	7,111,225
IHO Verwaltungs GmbH
6.38%, 05/15/29, (6.38% Cash)(a)(b)(e)	7,084	6,860,449
7.75%, 11/15/30, (7.75% Cash and 8.50% PIK)(a)(e)	8,587	8,383,222
8.00%, 11/15/32, (8.00% Cash and 8.75% PIK)(a)(e)	7,110	6,808,673
Phinia Inc.
6.63%, 10/15/32(a)(b)	7,422	7,282,716
6.75%, 04/15/29(a)(b)	8,892	8,986,915
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29(a)(b)	10,154	7,575,021
Tenneco Inc., 8.00%, 11/17/28(a)	30,179	28,830,415
Titan International Inc., 7.00%, 04/30/28(b)	8,202	8,029,957
ZF North America Capital Inc.
6.75%, 04/23/30(a)	12,426	11,339,572
6.88%, 04/14/28(a)(b)	10,213	9,751,653
6.88%, 04/23/32(a)(b)	11,987	10,520,761
Security	Par (000)	Value
Auto Parts & Equipment (continued)
7.13%, 04/14/30(a)(b)	$9,060	$8,335,254
		350,813,804
Banks — 0.6%
Dresdner Funding Trust I, 8.15%, 06/30/31(a)(b)	15,203	16,548,920
Freedom Mortgage Corp.
6.63%, 01/15/27(a)	9,485	9,413,773
7.63%, 05/01/26(a)(b)	7,028	7,009,203
12.00%, 10/01/28(a)	12,492	13,392,536
12.25%, 10/01/30(a)	7,580	8,340,096
Intesa Sanpaolo SpA
4.20%, 06/01/32, (1-year CMT + 2.600%)(a)(d)	10,000	8,943,207
4.95%, 06/01/42, (1-year CMT + 2.750%)(a)(d)	8,595	6,663,224
Standard Chartered PLC, 7.01%(a)(b)(d)(f)	9,060	9,157,304
Texas Capital Bancshares Inc., 4.00%, 05/06/31, (5-year CMT + 3.150%)(d)	4,466	4,248,546
UniCredit SpA
5.46%, 06/30/35, (5-year CMT + 4.750%)(a)(d)	5,000	4,866,325
5.86%, 06/19/32, (5-year USD ICE Swap + 3.703%)(a)(b)(d)	10,000	10,039,561
7.30%, 04/02/34, (5-year USD ICE Swap + 4.914%)(a)(b)(d)	13,452	14,070,896
Valley National Bancorp., 3.00%, 06/15/31, (3-mo. CME Term SOFR + 2.360%)(b)(d)	4,449	4,040,818
Walker & Dunlop Inc., 6.63%, 04/01/33(a)(b)	7,420	7,547,327
		124,281,736
Beverages — 0.1%
Primo Water Holdings Inc./Triton Water Holdings Inc.
4.38%, 04/30/29(a)	12,162	11,539,479
6.25%, 04/01/29(a)(b)	11,698	11,633,242
		23,172,721
Biotechnology — 0.0%
Emergent BioSolutions Inc., 3.88%, 08/15/28(a)(b)	7,720	4,971,185
Building Materials — 2.1%
ACProducts Holdings Inc., 6.38%, 05/15/29(a)(b)	6,899	2,414,650
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(a)(b)	8,804	9,069,326
Boise Cascade Co., 4.88%, 07/01/30(a)(b)	7,155	6,750,253
Builders FirstSource Inc.
4.25%, 02/01/32(a)(b)	20,506	18,467,946
5.00%, 03/01/30(a)	10,172	9,759,584
6.38%, 06/15/32(a)(b)	11,048	11,110,311
6.38%, 03/01/34(a)(b)	15,709	15,591,724
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(a)(b)	11,036	9,570,548
Cornerstone Building Brands Inc.
6.13%, 01/15/29(a)(b)	4,906	3,290,787
9.50%, 08/15/29(a)(b)	7,818	6,801,776
CP Atlas Buyer Inc., 7.00%, 12/01/28(a)(b)	8,274	6,837,867
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(a)(b)	42,289	42,885,655
6.75%, 07/15/31(a)(b)	7,253	7,396,289
Griffon Corp., 5.75%, 03/01/28(b)	15,945	15,733,906
Jeld-Wen Inc., 4.88%, 12/15/27(a)(b)	6,656	6,147,798
JELD-WEN Inc., 7.00%, 09/01/32(a)(b)	4,987	4,379,783
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Building Materials (continued)
Knife River Corp., 7.75%, 05/01/31(a)(b)	$7,277	$7,611,866
Louisiana-Pacific Corp., 3.63%, 03/15/29(a)(b)	6,605	6,171,895
Masterbrand Inc., 7.00%, 07/15/32(a)(b)	11,117	11,143,959
Miter Brands Acquisition Holdco Inc./MIWD Borrower LLC, 6.75%, 04/01/32(a)(b)	12,437	12,445,942
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(a)(b)	7,980	7,191,342
New Enterprise Stone & Lime Co. Inc., 5.25%, 07/15/28(a)	10,236	9,936,366
Oscar AcquisitionCo LLC/Oscar Finance Inc., 9.50%, 04/15/30(a)(b)	10,021	9,119,150
Quikrete Holdings Inc.
6.38%, 03/01/32(a)(b)	58,625	58,955,406
6.75%, 03/01/33(a)(b)	22,690	22,774,880
Smyrna Ready Mix Concrete LLC
6.00%, 11/01/28(a)	17,821	17,410,905
8.88%, 11/15/31(a)(b)	17,733	18,193,721
Standard Industries Inc./New York
3.38%, 01/15/31(a)(b)	17,012	15,020,884
4.38%, 07/15/30(a)	24,952	23,270,587
4.75%, 01/15/28(a)(b)	16,910	16,548,861
5.00%, 02/15/27(a)(b)	13,757	13,653,391
6.50%, 08/15/32(a)(b)	16,762	16,970,748
Wilsonart LLC, 11.00%, 08/15/32(a)(b)	8,171	7,396,539
		450,024,645
Chemicals — 3.1%
Ashland Inc.
3.38%, 09/01/31(a)(b)	7,459	6,471,876
6.88%, 05/15/43(b)	3,978	4,123,722
ASP Unifrax Holdings Inc.
7.10%, 09/30/29, (5.85% Cash and 1.25% PIK)(a)(b)(e)	9,122	3,648,820
10.43%, 09/30/29, (10.43% Cash and 11.18% PIK)(a)(e)	10,638	9,521,044
Avient Corp.
6.25%, 11/01/31(a)(b)	11,003	10,885,377
7.13%, 08/01/30(a)(b)	11,072	11,288,989
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)(b)	8,651	8,957,851
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)(b)	11,707	10,843,298
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)(b)	8,987	8,873,338
Celanese U.S. Holdings LLC
6.42%, 07/15/27	7,248	7,306,918
6.50%, 04/15/30(b)	11,010	10,758,162
6.58%, 07/15/29	11,895	11,996,345
6.60%, 11/15/28(b)	12,620	12,758,105
6.63%, 07/15/32(b)	15,460	15,199,400
6.75%, 04/15/33(b)	16,990	15,948,248
6.80%, 11/15/30(b)	14,165	14,160,055
6.95%, 11/15/33(b)	15,670	15,700,404
Cerdia Finanz GmbH, 9.38%, 10/03/31(a)	14,902	14,995,137
Chemours Co. (The)
4.63%, 11/15/29(a)(b)	9,580	8,022,075
5.38%, 05/15/27(b)	8,326	8,108,140
5.75%, 11/15/28(a)	11,979	10,850,823
8.00%, 01/15/33(a)(b)	10,550	9,506,805
Consolidated Energy Finance SA
5.63%, 10/15/28(a)(b)	8,225	6,401,024
Security	Par (000)	Value
Chemicals (continued)
12.00%, 02/15/31(a)(b)	$10,221	$9,213,992
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	9,059	8,755,240
Element Solutions Inc., 3.88%, 09/01/28(a)(b)	13,977	13,213,518
GPD Companies Inc., 10.13%, 04/01/26(a)(b)	6,564	5,903,547
HB Fuller Co.
4.00%, 02/15/27	5,454	5,309,496
4.25%, 10/15/28(b)	5,849	5,517,420
Herens Holdco SARL, 4.75%, 05/15/28(a)	6,085	5,307,670
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28(a)(b)	5,928	5,934,106
INEOS Finance PLC
6.75%, 05/15/28(a)	7,365	7,190,637
7.50%, 04/15/29(a)(b)	11,736	11,023,291
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29(a)(b)	3,415	3,286,937
Ingevity Corp., 3.88%, 11/01/28(a)(b)	9,611	8,880,378
Innophos Holdings Inc., 11.50%, 06/15/29(a)(b)	7,713	7,798,807
Mativ Holdings Inc., 8.00%, 10/01/29(a)(b)	6,877	5,716,794
Methanex Corp.
5.13%, 10/15/27(b)	11,354	11,144,986
5.25%, 12/15/29(b)	11,888	11,291,321
5.65%, 12/01/44(b)	4,368	3,347,176
Methanex U.S. Operations Inc., 6.25%, 03/15/32(a)(b)	10,002	9,470,870
Minerals Technologies Inc., 5.00%, 07/01/28(a)(b)	7,469	7,209,303
NOVA Chemicals Corp.
4.25%, 05/15/29(a)(b)	9,243	8,734,635
5.25%, 06/01/27(a)	16,880	16,686,430
7.00%, 12/01/31(a)(b)	6,470	6,687,263
8.50%, 11/15/28(a)	6,251	6,588,079
9.00%, 02/15/30(a)(b)	10,536	11,257,242
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30(a)(b)	6,186	5,729,287
OCI NV, 6.70%, 03/16/33(a)	9,090	9,921,424
Olin Corp.
5.00%, 02/01/30(b)	8,175	7,677,261
5.63%, 08/01/29(b)	10,661	10,341,253
6.63%, 04/01/33(a)(b)	10,470	9,934,480
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(a)	12,259	11,325,258
6.25%, 10/01/29(a)(b)	6,030	5,538,623
7.13%, 10/01/27(a)	5,125	5,138,216
7.25%, 06/15/31(a)(b)	12,735	12,735,000
9.75%, 11/15/28(a)(b)	23,585	24,574,579
Rain Carbon Inc., 12.25%, 09/01/29(a)(b)	7,188	7,307,881
SCIH Salt Holdings Inc.
4.88%, 05/01/28(a)(b)	17,626	16,885,727
6.63%, 05/01/29(a)(b)	11,087	10,768,565
SCIL IV LLC/SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26(a)	9,862	9,731,664
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(a)(b)	11,156	10,472,993
SNF Group SACA
3.13%, 03/15/27(a)	5,657	5,359,776
3.38%, 03/15/30(a)	6,265	5,663,754
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC, 7.63%, 05/03/29, (5.13% Cash and 2.50% PIK)(a)(e)	5,927	3,528,540
Tronox Inc., 4.63%, 03/15/29(a)(b)	18,000	14,570,546
Schedule of Investments
22

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Vibrantz Technologies Inc., 9.00%, 02/15/30(a)(b)	$12,597	$9,541,785
WR Grace Holdings LLC
4.88%, 06/15/27(a)	11,067	10,713,907
5.63%, 08/15/29(a)	17,671	15,655,576
7.38%, 03/01/31(a)(b)	6,239	6,272,304
		661,183,493
Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(a)	7,120	7,349,392
Coronado Finance Pty Ltd., 9.25%, 10/01/29(a)(b)	6,940	4,734,676
SunCoke Energy Inc., 4.88%, 06/30/29(a)	8,499	7,807,778
		19,891,846
Commercial Services — 5.2%
ADT Security Corp. (The)
4.13%, 08/01/29(a)(b)	16,317	15,397,138
4.88%, 07/15/32(a)(b)	11,773	11,102,591
Adtalem Global Education Inc., 5.50%, 03/01/28(a)(b)	7,076	6,993,962
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26(a)	9,055	9,019,762
Albion Financing 2 SARL, 8.75%, 04/15/27(a)	6,915	6,979,994
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	36,531	37,311,324
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(a)(b)	14,317	13,426,129
9.75%, 07/15/27(a)	17,170	17,230,971
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
4.63%, 06/01/28(a)(b)	18,000	17,235,879
4.63%, 06/01/28(a)	11,295	10,855,492
Alta Equipment Group Inc., 9.00%, 06/01/29(a)(b)	8,665	7,292,181
AMN Healthcare Inc.
4.00%, 04/15/29(a)(b)	6,790	6,088,265
4.63%, 10/01/27(a)(b)	8,562	8,204,182
APi Group DE Inc.
4.13%, 07/15/29(a)(b)	5,263	4,913,965
4.75%, 10/15/29(a)(b)	4,140	3,893,181
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(a)(b)	8,448	7,859,585
5.38%, 03/01/29(a)(b)	9,762	8,985,377
5.75%, 07/15/27(a)(b)	6,060	5,888,929
5.75%, 07/15/27(a)	5,335	5,174,675
8.00%, 02/15/31(a)(b)	8,170	8,116,160
8.25%, 01/15/30(a)(b)	11,255	11,229,113
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)(b)	18,290	18,266,707
Block Inc.
2.75%, 06/01/26(b)	13,164	12,848,860
3.50%, 06/01/31(b)	15,586	13,911,495
6.50%, 05/15/32(a)(b)	30,654	31,275,663
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)	35,298	37,248,426
Brink's Co. (The)
4.63%, 10/15/27(a)(b)	10,169	10,009,794
6.50%, 06/15/29(a)(b)	7,180	7,314,819
Security	Par (000)	Value
Commercial Services (continued)
6.75%, 06/15/32(a)(b)	$6,800	$6,960,385
Carriage Services Inc., 4.25%, 05/15/29(a)(b)	7,122	6,548,496
Champions Financing Inc., 8.75%, 02/15/29(a)(b)	10,201	8,981,117
Cimpress PLC, 7.38%, 09/15/32(a)(b)	9,281	8,468,220
CoreCivic Inc., 8.25%, 04/15/29(b)	9,534	10,049,885
CPI CG Inc., 10.00%, 07/15/29(a)	5,277	5,658,633
Dcli Bidco LLC, 7.75%, 11/15/29(a)	8,550	7,964,498
Deluxe Corp.
8.00%, 06/01/29(a)(b)	7,969	7,316,650
8.13%, 09/15/29(a)(b)	7,635	7,645,261
EquipmentShare.com Inc.
8.00%, 03/15/33(a)	8,035	7,931,001
8.63%, 05/15/32(a)(b)	9,689	9,891,781
9.00%, 05/15/28(a)(b)	16,736	17,033,944
Garda World Security Corp.
4.63%, 02/15/27(a)(b)	9,678	9,512,456
6.00%, 06/01/29(a)	8,851	8,278,897
7.75%, 02/15/28(a)(b)	7,457	7,697,540
8.25%, 08/01/32(a)	9,035	8,875,914
8.38%, 11/15/32(a)	15,870	15,654,546
GEO Group Inc. (The)
8.63%, 04/15/29	10,747	11,297,760
10.25%, 04/15/31	10,617	11,600,591
Graham Holdings Co., 5.75%, 06/01/26(a)	1,633	1,631,020
Grand Canyon University, 5.13%, 10/01/28(b)	5,931	5,582,208
Herc Holdings Inc.
5.50%, 07/15/27(a)(b)	20,226	19,999,214
6.63%, 06/15/29(a)(b)	14,355	14,181,547
Hertz Corp. (The)
4.63%, 12/01/26(a)(b)	7,203	6,015,591
5.00%, 12/01/29(a)(b)	15,551	9,580,492
12.63%, 07/15/29(a)(b)	19,301	18,772,734
Korn Ferry, 4.63%, 12/15/27(a)	6,861	6,638,743
Matthews International Corp., 8.63%, 10/01/27(a)	5,945	6,163,455
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(a)(b)	11,724	10,810,387
Mobius Merger Sub Inc., 9.00%, 06/01/30(a)(b)	8,358	7,334,779
NESCO Holdings II Inc., 5.50%, 04/15/29(a)(b)	16,151	14,639,481
OT Midco Inc., 10.00%, 02/15/30(a)(b)	10,705	8,710,068
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29(a)(b)	6,792	6,353,882
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(a)(b)	14,599	13,924,300
5.75%, 04/15/26(a)	7,558	7,550,470
6.25%, 01/15/28(a)(b)	18,355	18,339,875
PROG Holdings Inc., 6.00%, 11/15/29(a)(b)	10,201	9,401,149
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)(b)	20,035	19,541,042
RR Donnelley & Sons Co.
8.50%, 04/15/29(a)	25	25,002
9.50%, 08/01/29(a)	16,989	16,176,271
10.88%, 08/01/29(a)	8,016	7,605,590
Service Corp. International/U.S.
3.38%, 08/15/30(b)	13,242	11,856,031
4.00%, 05/15/31(b)	12,483	11,397,582
4.63%, 12/15/27	8,957	8,813,156
5.13%, 06/01/29(b)	11,987	11,846,488
5.75%, 10/15/32(b)	12,790	12,626,797
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc.
4.63%, 11/01/26(a)	$6,440	$6,351,454
6.75%, 08/15/32(a)(b)	17,250	17,495,763
Signal Parent Inc., 6.13%, 04/01/29(a)(b)	4,450	2,388,907
Sotheby's, 7.38%, 10/15/27(a)(b)	12,796	12,009,837
Sotheby's/Bidfair Holdings Inc., 5.88%, 06/01/29(a)(b)	5,399	4,590,482
TriNet Group Inc.
3.50%, 03/01/29(a)(b)	8,247	7,522,385
7.13%, 08/15/31(a)	6,683	6,802,205
United Rentals North America Inc.
3.75%, 01/15/32	11,728	10,457,698
3.88%, 11/15/27	11,554	11,157,789
3.88%, 02/15/31	17,095	15,611,335
4.00%, 07/15/30(b)	10,858	10,114,299
4.88%, 01/15/28(b)	25,666	25,301,284
5.25%, 01/15/30(b)	13,798	13,645,638
5.50%, 05/15/27(b)	6,575	6,561,986
6.13%, 03/15/34(a)(b)	16,784	16,965,032
Upbound Group Inc., 6.38%, 02/15/29(a)(b)	7,921	7,473,008
Valvoline Inc., 3.63%, 06/15/31(a)(b)	9,572	8,383,392
Verde Purchaser LLC, 10.50%, 11/30/30(a)(b)	17,472	18,250,360
VM Consolidated Inc., 5.50%, 04/15/29(a)(b)	4,952	4,774,750
VT Topco Inc., 8.50%, 08/15/30(a)(b)	8,691	9,094,065
Wand NewCo 3 Inc., 7.63%, 01/30/32(a)(b)	19,918	20,519,205
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26(a)(b)	5,000	4,949,773
WEX Inc., 6.50%, 03/15/33(a)(b)	8,135	7,910,424
Williams Scotsman Inc.
4.63%, 08/15/28(a)	7,844	7,543,130
6.63%, 06/15/29(a)	7,375	7,473,685
6.63%, 04/15/30(a)(b)	7,870	8,012,527
7.38%, 10/01/31(a)(b)	7,318	7,590,458
WW International Inc., 4.50%, 04/15/29(a)	5,636	1,317,223
ZipRecruiter Inc., 5.00%, 01/15/30(a)(b)	9,518	7,939,248
		1,105,166,890
Computers — 1.1%
Ahead DB Holdings LLC, 6.63%, 05/01/28(a)(b)	7,951	7,688,079
Amentum Holdings Inc., 7.25%, 08/01/32(a)(b)	16,122	16,399,911
ASGN Inc., 4.63%, 05/15/28(a)(b)	9,838	9,362,264
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29(a)(b)	9,100	8,364,941
Crane NXT Co., 4.20%, 03/15/48	4,950	2,931,719
Crowdstrike Holdings Inc., 3.00%, 02/15/29(b)	11,792	10,934,508
Diebold Nixdorf Inc., 7.75%, 03/31/30(a)(b)	14,091	14,670,408
Fortress Intermediate 3 Inc., 7.50%, 06/01/31(a)(b)	12,532	12,810,549
Insight Enterprises Inc., 6.63%, 05/15/32(a)(b)	8,063	8,179,946
KBR Inc., 4.75%, 09/30/28(a)(b)	3,944	3,739,109
McAfee Corp., 7.38%, 02/15/30(a)(b)	32,017	27,655,866
NCR Atleos Corp., 9.50%, 04/01/29(a)(b)	22,194	23,877,948
NCR Voyix Corp.
5.00%, 10/01/28(a)(b)	10,292	9,975,494
5.13%, 04/15/29(a)(b)	6,243	6,002,821
Science Applications International Corp., 4.88%, 04/01/28(a)(b)	7,150	6,951,772
Seagate HDD Cayman
4.09%, 06/01/29	7,600	7,213,976
4.13%, 01/15/31(b)	3,189	2,912,503
Security	Par (000)	Value
Computers (continued)
4.88%, 06/01/27(b)	$8,150	$8,065,645
5.75%, 12/01/34(b)	7,434	7,172,903
8.25%, 12/15/29(b)	7,243	7,765,865
8.50%, 07/15/31(b)	7,345	7,857,020
9.63%, 12/01/32(b)	11,517	12,998,125
Unisys Corp., 6.88%, 11/01/27(a)	7,871	7,574,280
Virtusa Corp., 7.13%, 12/15/28(a)(b)	5,669	5,404,394
		236,510,046
Cosmetics & Personal Care — 0.4%
Edgewell Personal Care Co.
4.13%, 04/01/29(a)(b)	8,352	7,806,269
5.50%, 06/01/28(a)(b)	12,246	12,030,403
Opal Bidco SAS, 6.50%, 03/31/32(a)(b)	10,935	10,937,758
Oriflame Investment Holding PLC, 5.13%, 05/04/26(a)(b)	2,675	559,075
Perrigo Finance Unlimited Co.
4.90%, 06/15/30	13,278	12,636,413
4.90%, 12/15/44	4,560	3,537,243
6.13%, 09/30/32(b)	11,247	11,164,266
Prestige Brands Inc.
3.75%, 04/01/31(a)(b)	10,438	9,423,443
5.13%, 01/15/28(a)(b)	6,791	6,734,482
		74,829,352
Distribution & Wholesale — 0.6%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29(a)(b)	6,893	6,362,861
4.00%, 01/15/28(a)(b)	11,729	11,319,354
BCPE Empire Holdings Inc., 7.63%, 05/01/27(a)	9,630	9,630,000
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(a)(b)	7,976	7,737,367
Gates Corp./DE, 6.88%, 07/01/29(a)(b)	9,233	9,368,070
H&E Equipment Services Inc., 3.88%, 12/15/28(a)	17,774	17,698,645
Resideo Funding Inc.
4.00%, 09/01/29(a)(b)	5,455	5,021,164
6.50%, 07/15/32(a)(b)	9,312	9,237,390
Ritchie Bros Holdings Inc.
6.75%, 03/15/28(a)	10,323	10,525,403
7.75%, 03/15/31(a)(b)	14,078	14,760,558
Velocity Vehicle Group LLC, 8.00%, 06/01/29(a)	9,366	9,460,147
Windsor Holdings III LLC, 8.50%, 06/15/30(a)	14,086	14,826,149
		125,947,108
Diversified Financial Services — 4.8%
AG Issuer LLC, 6.25%, 03/01/28(a)	8,664	8,535,635
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(a)	9,122	9,396,371
Ally Financial Inc.
6.65%, 01/17/40, (5-year CMT + 2.450%)(b)(d)	8,160	7,770,600
6.70%, 02/14/33(b)	8,169	8,111,998
Aretec Group Inc.
7.50%, 04/01/29(a)(b)	6,409	6,266,143
10.00%, 08/15/30(a)	11,847	12,756,281
Armor Holdco Inc., 8.50%, 11/15/29(a)	6,356	5,851,131
Azorra Finance Ltd., 7.75%, 04/15/30(a)(b)	8,747	8,679,473
Bread Financial Holdings Inc.
8.38%, 06/15/35, (5-year CMT + 4.300%)(a)(b)(d)	5,885	5,504,018
9.75%, 03/15/29(a)(b)	14,437	15,188,067
Schedule of Investments
24

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Brightsphere Investment Group Inc., 4.80%, 07/27/26(b)	$4,395	$4,300,017
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	6,626	6,569,470
6.88%, 04/15/30(a)	5,761	5,749,400
9.25%, 07/01/31(a)	10,882	11,464,677
Cobra AcquisitionCo LLC
6.38%, 11/01/29(a)(b)	5,769	4,637,450
12.25%, 11/01/29(a)	1,885	1,825,994
Coinbase Global Inc.
3.38%, 10/01/28(a)(b)	16,180	14,891,910
3.63%, 10/01/31(a)(b)	12,760	11,073,594
Credit Acceptance Corp.
6.63%, 03/15/30(a)(b)	7,122	6,988,178
9.25%, 12/15/28(a)	9,966	10,532,158
Encore Capital Group Inc.
8.50%, 05/15/30(a)(b)	9,160	9,503,877
9.25%, 04/01/29(a)	8,100	8,550,279
Enova International Inc.
9.13%, 08/01/29(a)(b)	8,819	9,020,788
11.25%, 12/15/28(a)	7,765	8,299,876
EZCORP Inc., 7.38%, 04/01/32(a)(b)	5,225	5,470,001
Focus Financial Partners LLC, 6.75%, 09/15/31(a)(b)	16,595	16,694,288
Freedom Mortgage Holdings LLC
8.38%, 04/01/32(a)(b)	9,870	9,653,156
9.13%, 05/15/31(a)(b)	12,136	12,270,430
9.25%, 02/01/29(a)	17,542	17,869,860
GGAM Finance Ltd.
5.88%, 03/15/30(a)(b)	5,884	5,842,988
6.88%, 04/15/29(a)(b)	6,056	6,184,430
8.00%, 02/15/27(a)	12,100	12,422,828
8.00%, 06/15/28(a)(b)	9,224	9,680,837
7.75%, 05/15/26(a)	5,490	5,551,741
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)(b)	17,872	17,807,252
goeasy Ltd.
7.38%, 10/01/30(a)	3,740	3,675,396
7.63%, 07/01/29(a)(b)	10,257	10,338,871
9.25%, 12/01/28(a)	9,369	9,808,781
Series 144*, 6.88%, 05/15/30(a)(b)	6,485	6,324,734
GPS Hospitality Holding Co. LLC/GPS Finco Inc., 7.00%, 08/15/28(a)(b)	5,759	3,326,178
Hightower Holding LLC
6.75%, 04/15/29(a)(b)	4,938	4,721,718
9.13%, 01/31/30(a)	6,914	7,069,565
Jane Street Group/JSG Finance Inc.
4.50%, 11/15/29(a)(b)	8,712	8,292,964
6.13%, 11/01/32(a)	22,530	22,144,280
6.75%, 05/01/33(a)	18,125	18,210,383
7.13%, 04/30/31(a)(b)	20,370	21,008,031
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(a)	16,529	15,380,195
6.63%, 10/15/31(a)	7,986	7,824,389
Jefferson Capital Holdings LLC
6.00%, 08/15/26(a)(b)	4,028	4,007,860
8.25%, 05/15/30(a)	3,575	3,597,723
9.50%, 02/15/29(a)(b)	6,791	7,118,951
LD Holdings Group LLC
6.13%, 04/01/28(a)(b)	7,959	6,551,191
8.75%, 11/01/27(a)	5,466	4,987,524
Security	Par (000)	Value
Diversified Financial Services (continued)
LFS Topco LLC, 5.88%, 10/15/26(a)(b)	$3,504	$3,352,567
Midcap Financial Issuer Trust
5.63%, 01/15/30(a)	6,678	5,843,485
6.50%, 05/01/28(a)	16,086	15,356,165
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30(a)	9,562	9,550,129
5.50%, 08/15/28(a)(b)	12,596	12,519,746
5.75%, 11/15/31(a)(b)	8,835	8,867,778
6.00%, 01/15/27(a)	11,271	11,275,937
6.50%, 08/01/29(a)(b)	11,355	11,541,150
7.13%, 02/01/32(a)	15,317	15,889,902
Navient Corp.
4.88%, 03/15/28	7,994	7,689,317
5.00%, 03/15/27(b)	11,316	11,202,824
5.50%, 03/15/29(b)	11,589	10,971,655
5.63%, 08/01/33(b)	9,065	7,768,885
6.75%, 06/15/26(b)	6,681	6,742,038
9.38%, 07/25/30	7,710	8,198,089
11.50%, 03/15/31	7,734	8,629,829
OneMain Finance Corp.
3.50%, 01/15/27	12,426	11,896,408
3.88%, 09/15/28	8,686	8,037,935
4.00%, 09/15/30(b)	13,484	11,956,464
5.38%, 11/15/29(b)	10,779	10,304,185
6.63%, 01/15/28	11,671	11,752,722
6.63%, 05/15/29	13,745	13,785,067
6.75%, 03/15/32(b)	9,460	9,278,652
7.13%, 11/15/31(b)	10,985	11,030,368
7.50%, 05/15/31	10,950	11,104,556
7.88%, 03/15/30	10,330	10,671,303
9.00%, 01/15/29(b)	10,585	11,020,771
Osaic Holdings Inc., 10.75%, 08/01/27(a)(b)	3,982	3,989,713
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27(a)	7,314	7,288,609
PennyMac Financial Services Inc.
4.25%, 02/15/29(a)	10,058	9,389,822
5.75%, 09/15/31(a)(b)	8,444	8,043,057
6.88%, 02/15/33(a)(b)	13,435	13,416,255
7.13%, 11/15/30(a)	9,870	10,037,060
7.88%, 12/15/29(a)	11,715	12,214,085
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/29(a)	8,880	8,587,849
Planet Financial Group LLC, 10.50%, 12/15/29(a)	7,686	7,579,933
PRA Group Inc.
5.00%, 10/01/29(a)(b)	5,631	5,130,439
8.38%, 02/01/28(a)(b)	7,278	7,350,780
8.88%, 01/31/30(a)(b)	9,105	9,377,061
Provident Funding Associates LP/PFG Finance Corp., 9.75%, 09/15/29(a)(b)	6,390	6,561,508
Rfna LP, 7.88%, 02/15/30(a)(b)	7,480	7,358,001
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(a)(b)	15,668	15,120,935
3.63%, 03/01/29(a)(b)	12,036	11,193,584
3.88%, 03/01/31(a)(b)	19,712	17,817,978
4.00%, 10/15/33(a)(b)	12,988	11,234,858
SLM Corp.
3.13%, 11/02/26	7,271	7,043,208
6.50%, 01/31/30(b)	8,225	8,490,544
StoneX Group Inc., 7.88%, 03/01/31(a)	9,557	9,949,143
25
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Synchrony Financial, 7.25%, 02/02/33(b)	$12,259	$12,500,930
TrueNoord Capital DAC, 8.75%, 03/01/30(a)(b)	3,957	4,041,997
United Wholesale Mortgage LLC
5.50%, 04/15/29(a)(b)	11,821	11,446,261
5.75%, 06/15/27(a)	8,764	8,646,439
UWM Holdings LLC, 6.63%, 02/01/30(a)(b)	13,190	13,043,159
VFH Parent LLC / Valor Co-Issuer Inc., 7.50%, 06/15/31(a)(b)	8,697	8,927,027
		1,017,322,092
Electric — 3.1%
AES Corp. (The)
6.95%, 07/15/55, (5-year CMT + 2.890%)(d)	7,572	7,061,567
7.60%, 01/15/55, (5-year CMT + 3.201%)(d)	14,259	14,088,786
Algonquin Power & Utilities Corp., 4.75%, 01/18/82, (5-year CMT + 3.249%)(b)(d)	12,710	11,931,693
Alpha Generation LLC, 6.75%, 10/15/32(a)(b)	17,882	18,223,761
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28(a)	7,405	7,036,108
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC, 6.38%, 02/15/32(a)(b)	13,169	12,937,879
Calpine Corp.
3.75%, 03/01/31(a)(b)	13,425	12,410,874
4.50%, 02/15/28(a)(b)	18,971	18,555,292
4.63%, 02/01/29(a)(b)	10,529	10,180,165
5.00%, 02/01/31(a)	12,905	12,413,198
5.13%, 03/15/28(a)	21,243	21,041,372
Clearway Energy Operating LLC
3.75%, 02/15/31(a)(b)	14,487	12,897,389
3.75%, 01/15/32(a)(b)	5,333	4,624,858
4.75%, 03/15/28(a)(b)	14,286	13,961,715
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(a)	7,255	7,341,422
DPL Inc., 4.35%, 04/15/29(b)	6,013	5,733,672
Edison International
7.88%, 06/15/54, (5-year CMT + 3.658%)(b)(d)	7,295	6,830,341
8.13%, 06/15/53, (5-year CMT + 3.864%)(b)(d)	7,767	7,395,297
Electricite de France SA, 9.13%, (5-year CMT + 5.411%)(a)(b)(d)(f)	23,930	26,765,107
Emera Inc., Series 16-A, 6.75%, 06/15/76(d)	16,961	16,983,957
EUSHI Finance Inc., 7.63%, 12/15/54, (5-year CMT + 3.136%)(d)	7,830	7,864,898
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29(a)	6,319	5,534,885
Lightning Power LLC, 7.25%, 08/15/32(a)	24,984	25,884,207
NextEra Energy Operating Partners LP
3.88%, 10/15/26(a)(b)	5,777	5,573,000
4.50%, 09/15/27(a)(b)	9,451	8,935,322
7.25%, 01/15/29(a)(b)	12,410	12,281,983
NRG Energy Inc.
3.38%, 02/15/29(a)	7,562	7,009,873
3.63%, 02/15/31(a)(b)	16,348	14,693,133
3.88%, 02/15/32(a)	7,370	6,591,990
5.25%, 06/15/29(a)(b)	11,107	10,974,738
5.75%, 01/15/28(b)	12,967	13,017,351
5.75%, 07/15/29(a)(b)	11,975	11,918,667
6.00%, 02/01/33(a)(b)	15,085	14,926,696
6.25%, 11/01/34(a)(b)	15,585	15,561,054
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28(a)(b)	10,679	10,147,094
Security	Par (000)	Value
Electric (continued)
PG&E Corp.
5.00%, 07/01/28(b)	$14,254	$13,903,548
5.25%, 07/01/30(b)	16,715	16,104,591
7.38%, 03/15/55, (5-year CMT + 3.883%)(b)(d)	22,391	21,736,963
Pike Corp.
5.50%, 09/01/28(a)(b)	11,395	11,190,828
8.63%, 01/31/31(a)(b)	6,220	6,525,302
Talen Energy Supply LLC, 8.63%, 06/01/30(a)(b)	18,410	19,661,240
TransAlta Corp.
6.50%, 03/15/40(b)	4,708	4,340,104
7.75%, 11/15/29(b)	8,268	8,611,231
Vistra Operations Co. LLC
4.38%, 05/01/29(a)	19,043	18,311,665
5.00%, 07/31/27(a)	21,138	20,953,955
5.50%, 09/01/26(a)	11,920	11,887,117
5.63%, 02/15/27(a)(b)	18,191	18,179,236
6.88%, 04/15/32(a)(b)	15,270	15,816,349
7.75%, 10/15/31(a)(b)	22,552	23,846,079
XPLR Infrastructure Operating Partners LP
8.38%, 01/15/31(a)(b)	13,590	13,639,882
8.63%, 03/15/33(a)(b)	15,150	15,118,094
		659,155,528
Electrical Components & Equipment — 0.4%
Energizer Holdings Inc.
4.38%, 03/31/29(a)	12,805	11,946,909
4.75%, 06/15/28(a)(b)	9,870	9,509,438
6.50%, 12/31/27(a)(b)	4,920	4,937,294
EnerSys
4.38%, 12/15/27(a)(b)	6,129	5,944,102
6.63%, 01/15/32(a)(b)	5,962	6,087,059
WESCO Distribution Inc.
6.38%, 03/15/29(a)	14,035	14,220,430
6.38%, 03/15/33(a)(b)	12,295	12,437,757
6.63%, 03/15/32(a)(b)	13,561	13,794,533
7.25%, 06/15/28(a)	14,151	14,338,982
Wolverine Escrow LLC, 1.00%, 01/31/33(c)(g)(h)	4,347	—
		93,216,504
Electronics — 0.5%
Atkore Inc., 4.25%, 06/01/31(a)(b)	8,050	7,143,779
Coherent Corp., 5.00%, 12/15/29(a)(b)	16,707	15,994,909
Imola Merger Corp., 4.75%, 05/15/29(a)	31,266	29,855,105
Sensata Technologies BV
4.00%, 04/15/29(a)	15,323	14,095,841
5.88%, 09/01/30(a)	7,437	7,237,882
Sensata Technologies Inc.
3.75%, 02/15/31(a)	11,538	10,085,644
4.38%, 02/15/30(a)(b)	6,876	6,340,500
6.63%, 07/15/32(a)(b)	8,505	8,426,082
TTM Technologies Inc., 4.00%, 03/01/29(a)(b)	8,580	7,975,708
		107,155,450
Energy - Alternate Sources — 0.2%
Sunnova Energy Corp.
5.88%, 09/01/26(a)(g)(h)	5,274	1,582,200
11.75%, 10/01/28(a)(g)(h)	5,732	1,681,396
TerraForm Power Operating LLC
4.75%, 01/15/30(a)(b)	11,889	11,205,690
5.00%, 01/31/28(a)(b)	11,458	11,160,107
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	7,010	6,551,920
		32,181,313
Schedule of Investments
26

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Engineering & Construction — 0.6%
AECOM, 5.13%, 03/15/27(b)	$16,724	$16,686,006
Arcosa Inc.
4.38%, 04/15/29(a)	6,136	5,767,890
6.88%, 08/15/32(a)(b)	9,215	9,389,999
Artera Services LLC, 8.50%, 02/15/31(a)(b)	9,712	9,214,505
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C, 7.88%, 02/03/30(a)(b)	5,025	5,010,385
Brand Industrial Services Inc., 10.38%, 08/01/30(a)(b)	22,422	21,299,237
Brundage-Bone Concrete Pumping Holdings Inc., 7.50%, 02/01/32(a)(b)	6,840	6,674,732
Dycom Industries Inc., 4.50%, 04/15/29(a)(b)	7,534	7,095,298
Fluor Corp., 4.25%, 09/15/28(b)	8,355	8,095,976
Global Infrastructure Solutions Inc.
5.63%, 06/01/29(a)	6,068	5,770,500
7.50%, 04/15/32(a)	4,955	4,860,166
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29(a)(b)	5,007	4,568,864
INNOVATE Corp., 8.50%, 02/01/26(a)	1,947	1,721,460
Railworks Holdings LP/Railworks Rally Inc., 8.25%, 11/15/28(a)(b)	5,437	5,445,552
TopBuild Corp.
3.63%, 03/15/29(a)	6,025	5,600,721
4.13%, 02/15/32(a)(b)	8,059	7,252,347
Tutor Perini Corp., 11.88%, 04/30/29(a)	6,304	6,800,566
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(a)	6,962	6,511,544
		137,765,748
Entertainment — 2.9%
Affinity Interactive, 6.88%, 12/15/27(a)(b)	9,341	6,697,217
Allen Media LLC/Allen Media Co-Issuer Inc., 10.50%, 02/15/28(a)	4,578	1,373,400
AMC Entertainment Holdings Inc.
7.50%, 02/15/29(a)(b)	15,720	10,843,342
10.00%, 06/15/26, (10.00% Cash or 12.00% PIK)(a)(b)(e)	11,465	11,320,497
Banijay Entertainment SASU, 8.13%, 05/01/29(a)(b)	8,299	8,504,854
Boyne USA Inc., 4.75%, 05/15/29(a)(b)	12,010	11,429,322
Caesars Entertainment Inc.
4.63%, 10/15/29(a)(b)	19,049	17,585,149
6.00%, 10/15/32(a)(b)	17,437	16,438,623
6.50%, 02/15/32(a)(b)	23,700	23,824,141
7.00%, 02/15/30(a)(b)	30,770	31,497,504
8.13%, 07/01/27(a)(b)	5,691	5,708,107
CCM Merger Inc., 6.38%, 05/01/26(a)(b)	1,282	1,283,496
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.25%, 07/15/29(b)	8,024	7,628,501
5.38%, 04/15/27(b)	8,262	8,221,793
6.50%, 10/01/28(b)	5,669	5,699,040
Churchill Downs Inc.
4.75%, 01/15/28(a)	11,791	11,426,032
5.50%, 04/01/27(a)	11,652	11,539,212
5.75%, 04/01/30(a)(b)	19,255	18,831,013
6.75%, 05/01/31(a)(b)	9,626	9,722,039
Cinemark USA Inc.
5.25%, 07/15/28(a)(b)	12,838	12,605,834
7.00%, 08/01/32(a)(b)	8,330	8,518,041
Security	Par (000)	Value
Entertainment (continued)
Empire Resorts Inc., 7.75%, 11/01/26(a)(b)	$3,650	$3,470,887
Everi Holdings Inc., 5.00%, 07/15/29(a)	3,445	3,456,065
Great Canadian Gaming Corp., 8.75%, 11/15/29(a)(b)	8,647	8,569,014
International Game Technology PLC
4.13%, 04/15/26(a)	3,000	2,961,286
5.25%, 01/15/29(a)	11,608	11,348,359
6.25%, 01/15/27(a)	11,044	11,095,476
Jacobs Entertainment Inc., 6.75%, 02/15/29(a)	8,959	8,152,690
Light & Wonder International Inc.
7.00%, 05/15/28(a)	10,357	10,359,341
7.25%, 11/15/29(a)(b)	8,942	9,116,387
7.50%, 09/01/31(a)(b)	9,518	9,779,467
Lions Gate Capital Holdings 1 Inc., 5.50%, 04/15/29(a)	8,354	7,539,485
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(a)	1,525	1,169,783
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)(b)	7,840	7,494,562
4.75%, 10/15/27(a)(b)	15,083	14,763,328
6.50%, 05/15/27(a)	16,150	16,322,870
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(a)(b)	7,438	6,927,532
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(a)(b)	12,993	12,266,148
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
8.25%, 04/15/30(a)(b)	9,645	9,643,443
11.88%, 04/15/31(a)	7,150	7,061,159
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	6,911	6,535,767
Motion Finco SARL, 8.38%, 02/15/32(a)(b)	6,290	5,954,055
Odeon Finco PLC, 12.75%, 11/01/27(a)(b)	6,991	7,103,667
Ontario Gaming GTA LP/OTG Co-Issuer Inc., 8.00%, 08/01/30(a)(b)	7,364	7,085,717
Penn Entertainment Inc.
4.13%, 07/01/29(a)(b)	7,441	6,526,628
5.63%, 01/15/27(a)(b)	7,722	7,599,298
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 09/01/29(a)	10,986	6,426,810
5.88%, 09/01/31(a)	10,743	5,586,360
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(a)(b)	15,665	13,476,932
4.63%, 04/06/31(a)(b)	5,570	4,463,708
8.45%, 07/27/30(a)(b)	6,357	6,179,551
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp., 6.63%, 02/01/33(a)(b)	9,750	9,623,640
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30(a)	13,818	13,151,845
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29(a)(b)	12,673	12,045,345
Six Flags Entertainment Corp./DE
5.50%, 04/15/27(a)	8,746	8,651,296
7.25%, 05/15/31(a)(b)	12,949	13,126,818
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32(a)(b)	13,719	13,842,059
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27(a)(b)	5,987	5,736,598
27
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Universal Entertainment Corp., 9.88%, 08/01/29(a)(b)	$1,645	$1,581,467
Vail Resorts Inc., 6.50%, 05/15/32(a)(b)	9,628	9,751,200
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29(a)(b)	13,005	12,538,578
6.25%, 03/15/33(a)(b)	12,895	12,464,589
7.13%, 02/15/31(a)(b)	16,660	17,185,856
		608,832,223
Environmental Control — 0.7%
Clean Harbors Inc.
4.88%, 07/15/27(a)	9,353	9,211,385
5.13%, 07/15/29(a)(b)	6,008	5,899,107
6.38%, 02/01/31(a)(b)	8,165	8,316,869
Enviri Corp., 5.75%, 07/31/27(a)(b)	8,117	7,823,456
GFL Environmental Inc.
3.50%, 09/01/28(a)(b)	8,739	8,287,079
4.00%, 08/01/28(a)(b)	10,776	10,264,778
4.38%, 08/15/29(a)	7,910	7,549,706
4.75%, 06/15/29(a)(b)	10,993	10,665,666
6.75%, 01/15/31(a)(b)	10,112	10,511,432
Madison IAQ LLC
4.13%, 06/30/28(a)(b)	11,087	10,585,435
5.88%, 06/30/29(a)(b)	16,468	15,572,772
Reworld Holding Corp.
4.88%, 12/01/29(a)	13,169	12,304,825
5.00%, 09/01/30(b)	7,421	6,814,717
Waste Pro USA Inc., 7.00%, 02/01/33(a)(b)	13,124	13,390,168
Wrangler Holdco Corp., 6.63%, 04/01/32(a)(b)	7,205	7,396,134
		144,593,529
Food — 2.4%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(a)	20,982	19,570,181
4.63%, 01/15/27(a)	20,608	20,374,893
4.88%, 02/15/30(a)(b)	15,683	15,150,524
5.88%, 02/15/28(a)	11,784	11,775,088
6.25%, 03/15/33(a)(b)	9,305	9,440,360
6.50%, 02/15/28(a)(b)	11,074	11,250,309
B&G Foods Inc.
5.25%, 09/15/27(b)	9,204	8,627,186
8.00%, 09/15/28(a)(b)	13,729	13,621,028
C&S Group Enterprises LLC, 5.00%, 12/15/28(a)(b)	7,258	6,069,522
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% PIK)(a)(e)	10,253	10,864,690
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28(a)(b)	7,130	7,010,227
7.63%, 07/01/29(a)(b)	8,121	8,505,903
Fiesta Purchaser Inc.
7.88%, 03/01/31(a)(b)	8,231	8,622,458
9.63%, 09/15/32(a)(b)	7,418	7,756,498
Ingles Markets Inc., 4.00%, 06/15/31(a)(b)	6,564	5,940,254
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29(a)(b)	16,313	16,688,215
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)(b)	15,903	14,918,846
4.38%, 01/31/32(a)(b)	11,754	10,768,049
4.88%, 05/15/28(a)(b)	9,131	9,001,182
Security	Par (000)	Value
Food (continued)
Performance Food Group Inc.
4.25%, 08/01/29(a)	$17,433	$16,499,521
5.50%, 10/15/27(a)	17,783	17,637,233
6.13%, 09/15/32(a)(b)	16,447	16,451,885
Pilgrim's Pride Corp.
3.50%, 03/01/32	14,267	12,659,410
4.25%, 04/15/31	13,684	12,937,167
6.25%, 07/01/33	15,626	16,274,635
6.88%, 05/15/34	7,850	8,506,990
Post Holdings Inc.
4.50%, 09/15/31(a)(b)	16,649	15,151,239
4.63%, 04/15/30(a)(b)	21,506	20,271,663
5.50%, 12/15/29(a)(b)	18,750	18,403,181
6.25%, 02/15/32(a)	15,539	15,659,416
6.25%, 10/15/34(a)(b)	9,000	8,925,290
6.38%, 03/01/33(a)	18,437	18,229,735
Safeway Inc., 7.25%, 02/01/31(b)	4,736	4,867,851
Sigma Holdco BV, 7.88%, 05/15/26(a)	905	896,000
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29(a)(b)	14,877	13,820,104
TreeHouse Foods Inc., 4.00%, 09/01/28(b)	9,644	8,652,441
U.S. Foods Inc.
4.63%, 06/01/30(a)(b)	8,934	8,509,468
4.75%, 02/15/29(a)(b)	14,664	14,242,290
5.75%, 04/15/33(a)(b)	8,615	8,438,460
6.88%, 09/15/28(a)	8,225	8,430,771
7.25%, 01/15/32(a)(b)	8,341	8,725,604
United Natural Foods Inc., 6.75%, 10/15/28(a)(b)	10,106	9,922,494
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/31(a)	13,275	12,609,861
		512,678,122
Food Service — 0.2%
Aramark Services Inc., 5.00%, 02/01/28(a)(b)	19,172	18,862,650
TKC Holdings Inc.
6.88%, 05/15/28(a)	6,779	6,779,454
10.50%, 05/15/29(a)(b)	10,780	10,785,239
		36,427,343
Forest Products & Paper — 0.2%
Ahlstrom Holding 3 OY, 4.88%, 02/04/28(a)(b)	4,868	4,539,542
Domtar Corp., 6.75%, 10/01/28(a)(b)	10,955	9,178,099
Glatfelter Corp., 4.75%, 11/15/29(a)(b)	8,500	7,406,943
Magnera Corp., 7.25%, 11/15/31(a)(b)	12,872	12,172,149
Mercer International Inc.
5.13%, 02/01/29(b)	14,171	11,656,294
12.88%, 10/01/28(a)(b)	6,817	6,965,600
		51,918,627
Gas — 0.3%
AltaGas Ltd., 7.20%, 10/15/54, (5-year CMT + 3.573%)(a)(b)(d)	14,180	13,848,420
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27(b)	8,450	8,075,968
5.88%, 08/20/26(b)	8,896	8,788,002
9.38%, 06/01/28(a)(b)	8,287	8,235,786
Venture Global Plaquemines LNG LLC
7.50%, 05/01/33(a)	18,655	19,138,306
7.75%, 05/01/35(a)(b)	13,095	13,447,231
		71,533,713
Schedule of Investments
28

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hand & Machine Tools — 0.1%
Werner FinCo LP/Werner FinCo Inc.
9.25%, 10/15/28, (5.75% PIK)(a)(e)	$5,220	$5,324,617
11.50%, 06/15/28(a)(b)	5,814	6,046,877
		11,371,494
Health Care - Products — 1.2%
Avantor Funding Inc.
3.88%, 11/01/29(a)(b)	12,349	11,400,480
4.63%, 07/15/28(a)(b)	24,303	23,372,261
Bausch & Lomb Corp., 8.38%, 10/01/28(a)(b)	22,570	23,445,716
Embecta Corp., 5.00%, 02/15/30(a)(b)	9,500	8,550,225
Hologic Inc.
3.25%, 02/15/29(a)(b)	16,641	15,540,081
4.63%, 02/01/28(a)	6,806	6,694,305
Insulet Corp., 6.50%, 04/01/33(a)(b)	8,360	8,528,906
Medline Borrower LP
3.88%, 04/01/29(a)	67,972	63,405,587
5.25%, 10/01/29(a)(b)	37,033	35,167,930
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(a)(b)	23,051	23,227,409
Neogen Food Safety Corp., 8.63%, 07/20/30(a)(b)	7,106	7,173,400
Sotera Health Holdings LLC, 7.38%, 06/01/31(a)(b)	13,458	13,803,077
Teleflex Inc.
4.25%, 06/01/28(a)	9,598	9,189,790
4.63%, 11/15/27(b)	8,691	8,484,416
Varex Imaging Corp., 7.88%, 10/15/27(a)(b)	5,692	5,462,917
		263,446,500
Health Care - Services — 4.1%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29(a)(b)	8,115	7,671,604
5.50%, 07/01/28(a)(b)	7,772	7,608,796
7.38%, 03/15/33(a)(b)	8,835	8,827,318
AHP Health Partners Inc., 5.75%, 07/15/29(a)	6,073	5,593,255
Charles River Laboratories International Inc.
3.75%, 03/15/29(a)	7,992	7,316,258
4.00%, 03/15/31(a)	9,267	8,148,406
4.25%, 05/01/28(a)	8,382	7,971,165
CHS/Community Health Systems Inc.
4.75%, 02/15/31(a)(b)	16,707	13,792,555
5.25%, 05/15/30(a)(b)	24,052	20,520,022
5.63%, 03/15/27(a)	28,133	27,435,733
6.00%, 01/15/29(a)(b)	9,877	9,201,101
6.13%, 04/01/30(a)(b)	19,112	13,032,383
6.88%, 04/01/28(a)(b)	9,766	7,519,820
6.88%, 04/15/29(a)(b)	19,094	13,910,170
8.00%, 12/15/27(a)(b)	10,835	10,840,385
10.88%, 01/15/32(a)(b)	34,719	35,847,647
Concentra Escrow Issuer Corp., 6.88%, 07/15/32(a)(b)	12,167	12,456,533
DaVita Inc.
3.75%, 02/15/31(a)(b)	23,370	20,546,079
4.63%, 06/01/30(a)(b)	43,085	40,071,646
6.88%, 09/01/32(a)(b)	16,140	16,296,332
Encompass Health Corp.
4.50%, 02/01/28(b)	12,745	12,564,431
4.63%, 04/01/31(b)	8,186	7,792,952
4.75%, 02/01/30(b)	13,832	13,440,059
Fortrea Holdings Inc., 7.50%, 07/01/30(a)(b)	9,467	8,215,255
Security	Par (000)	Value
Health Care - Services (continued)
Global Medical Response Inc., 10.00%, 10/31/28, (6.00% PIK)(a)(b)(e)	$10,218	$10,217,836
HAH Group Holding Co. LLC, 9.75%, 10/01/31(a)(b)	11,507	11,040,877
HealthEquity Inc., 4.50%, 10/01/29(a)(b)	10,727	10,136,672
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28(a)	11,750	12,380,881
IQVIA Inc.
5.00%, 10/15/26(a)	12,031	11,952,731
5.00%, 05/15/27(a)	17,907	17,764,218
6.50%, 05/15/30(a)(b)	9,971	10,130,815
Kedrion SpA, 6.50%, 09/01/29(a)	13,635	13,047,499
LifePoint Health Inc.
5.38%, 01/15/29(a)(b)	8,071	7,265,562
8.38%, 02/15/32(a)(b)	11,070	11,290,691
9.88%, 08/15/30(a)(b)	12,846	13,664,586
10.00%, 06/01/32(a)(b)	12,895	12,508,150
11.00%, 10/15/30(a)(b)	17,583	19,247,161
Molina Healthcare Inc.
3.88%, 11/15/30(a)	10,777	9,715,030
3.88%, 05/15/32(a)(b)	12,025	10,596,632
4.38%, 06/15/28(a)(b)	14,204	13,653,084
6.25%, 01/15/33(a)(b)	11,945	11,855,128
MPH Acquisition Holdings LLC
5.75%, 12/31/30(a)(b)	10,962	8,496,018
6.75%, 03/31/31, (6.00% Cash and 0.75% PIK)(a)(b)(e)	10,722	7,183,580
11.50%, 12/31/30, (6.50% Cash and 5.00% PIK)(a)(b)(e)	8,968	8,250,576
Pediatrix Medical Group Inc., 5.38%, 02/15/30(a)(b)	8,534	8,229,780
Prime Healthcare Services Inc., 9.38%, 09/01/29(a)(b)	24,730	23,577,103
Radiology Partners Inc.
7.78%, 01/31/29, (4.28% Cash and 3.50% PIK)(a)(b)(e)	10,803	10,570,096
9.78%, 02/15/30, (6.78% PIK)(a)(b)(e)	11,197	10,496,894
RCN Corp., 11.63%, 04/15/23(c)	1,183	—
Select Medical Corp., 6.25%, 12/01/32(a)(b)	9,537	9,469,798
Star Parent Inc., 9.00%, 10/01/30(a)(b)	16,012	16,201,275
Surgery Center Holdings Inc., 7.25%, 04/15/32(a)(b)	13,216	13,186,008
Tenet Healthcare Corp.
4.25%, 06/01/29	21,579	20,551,117
4.38%, 01/15/30	22,461	21,286,308
4.63%, 06/15/28	8,916	8,682,969
5.13%, 11/01/27	23,363	23,170,400
6.13%, 10/01/28(b)	38,393	38,301,177
6.13%, 06/15/30(b)	30,619	30,723,993
6.25%, 02/01/27(b)	18,751	18,741,752
6.75%, 05/15/31(b)	20,645	21,162,962
6.88%, 11/15/31(b)	6,141	6,306,968
Toledo Hospital (The)
4.98%, 11/15/45(b)	3,039	2,295,387
6.02%, 11/15/48	5,170	4,513,513
Series B, 5.33%, 11/15/28(b)	7,180	6,911,109
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(a)(b)	16,440	16,689,576
		878,085,817
29
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified — 0.6%
Benteler International AG, Class A, 10.50%, 05/15/28(a)(b)	$8,601	$8,780,451
Compass Group Diversified Holdings LLC
5.00%, 01/15/32(a)(b)	4,243	3,797,967
5.25%, 04/15/29(a)(b)	16,274	15,351,953
GN Bondco LLC, 9.50%, 10/15/31(a)(b)	11,705	11,186,690
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29(b)	11,260	9,388,777
5.25%, 05/15/27(b)	22,589	21,419,965
6.25%, 05/15/26	10,375	10,336,400
9.00%, 06/15/30(b)	11,975	11,311,320
9.75%, 01/15/29	10,539	10,401,993
10.00%, 11/15/29(a)(b)	7,570	7,402,115
Prospect Capital Corp.
3.36%, 11/15/26(b)	4,274	4,002,073
3.44%, 10/15/28(b)	4,490	3,925,876
Stena International SA
7.25%, 01/15/31(a)(b)	13,539	13,364,094
7.63%, 02/15/31(a)	6,794	6,835,885
		137,505,559
Home Builders — 1.2%
Adams Homes Inc., 9.25%, 10/15/28(a)(b)	6,723	6,754,427
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29(a)(b)	5,548	5,133,176
4.63%, 04/01/30(a)(b)	6,353	5,823,996
6.63%, 01/15/28(a)	4,557	4,548,498
Beazer Homes USA Inc.
5.88%, 10/15/27(b)	5,574	5,445,016
7.25%, 10/15/29(b)	6,564	6,371,989
7.50%, 03/15/31(a)(b)	4,540	4,386,446
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(a)(b)	7,725	6,724,999
5.00%, 06/15/29(a)(b)	5,321	4,736,251
6.25%, 09/15/27(a)(b)	9,833	9,641,038
Century Communities Inc.
3.88%, 08/15/29(a)(b)	8,429	7,518,617
6.75%, 06/01/27(b)	7,861	7,861,684
Dream Finders Homes Inc., 8.25%, 08/15/28(a)(b)	5,339	5,481,984
Empire Communities Corp., 9.75%, 05/01/29(a)	8,211	8,011,473
Forestar Group Inc.
5.00%, 03/01/28(a)(b)	4,928	4,783,223
6.50%, 03/15/33(a)(b)	8,365	8,135,250
Installed Building Products Inc., 5.75%, 02/01/28(a)	5,242	5,151,826
K Hovnanian Enterprises Inc., 11.75%, 09/30/29(a)	4,195	4,444,477
KB Home
4.00%, 06/15/31(b)	6,362	5,733,599
4.80%, 11/15/29(b)	5,584	5,389,267
6.88%, 06/15/27(b)	5,397	5,532,341
7.25%, 07/15/30(b)	6,036	6,178,546
Landsea Homes Corp., 8.88%, 04/01/29(a)(b)	4,952	4,686,195
LGI Homes Inc.
4.00%, 07/15/29(a)(b)	5,704	4,963,623
7.00%, 11/15/32(a)(b)	6,553	6,045,142
8.75%, 12/15/28(a)	6,914	6,981,792
Security	Par (000)	Value
Home Builders (continued)
M/I Homes Inc.
3.95%, 02/15/30(b)	$5,376	$4,880,592
4.95%, 02/01/28(b)	6,832	6,682,723
Mattamy Group Corp.
4.63%, 03/01/30(a)(b)	9,510	8,699,696
5.25%, 12/15/27(a)(b)	8,270	8,033,275
New Home Co. Inc. (The), 9.25%, 10/01/29(a)(b)	6,380	6,583,267
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28(b)	7,392	7,175,562
4.75%, 04/01/29(b)	5,279	4,991,942
STL Holding Co. LLC, 8.75%, 02/15/29(a)	5,061	5,139,840
Taylor Morrison Communities Inc.
5.13%, 08/01/30(a)(b)	9,178	8,892,459
5.75%, 01/15/28(a)	7,686	7,689,471
5.88%, 06/15/27(a)(b)	9,233	9,278,085
Thor Industries Inc., 4.00%, 10/15/29(a)(b)	9,929	8,929,888
Tri Pointe Homes Inc.
5.25%, 06/01/27(b)	5,389	5,366,323
5.70%, 06/15/28	6,388	6,385,152
Winnebago Industries Inc., 6.25%, 07/15/28(a)(b)	1,386	1,376,633
		256,569,783
Home Furnishings — 0.1%
Tempur Sealy International Inc.
3.88%, 10/15/31(a)(b)	13,448	11,804,751
4.00%, 04/15/29(a)(b)	14,174	13,159,386
		24,964,137
Household Products & Wares — 0.2%
ACCO Brands Corp., 4.25%, 03/15/29(a)(b)	10,294	8,942,426
Central Garden & Pet Co.
4.13%, 10/15/30(b)	8,923	8,172,456
4.13%, 04/30/31(a)(b)	7,274	6,546,756
5.13%, 02/01/28(b)	5,340	5,278,758
Kronos Acquisition Holdings Inc.
8.25%, 06/30/31(a)(b)	9,026	7,459,614
10.75%, 06/30/32(a)(b)	7,294	4,370,539
		40,770,549
Housewares — 0.4%
CD&R Smokey Buyer Inc./Radio Systems Corp., 9.50%, 10/15/29(a)(b)	12,987	11,145,151
Newell Brands Inc.
5.20%, 04/01/26(b)	12,656	12,488,571
6.38%, 09/15/27(b)	7,091	6,912,383
6.38%, 05/15/30	11,032	10,042,364
6.63%, 09/15/29(b)	7,559	7,090,876
6.63%, 05/15/32(b)	6,962	6,241,294
6.88%, 04/01/36(b)	6,110	5,322,142
7.00%, 04/01/46	9,733	7,520,332
Scotts Miracle-Gro Co. (The)
4.00%, 04/01/31(b)	7,894	6,913,575
4.38%, 02/01/32(b)	6,335	5,519,329
4.50%, 10/15/29(b)	7,947	7,411,774
5.25%, 12/15/26(b)	1,976	1,954,748
SWF Holdings I Corp., 6.50%, 10/06/29(a)(b)	4,919	2,508,593
		91,071,132
Insurance — 2.6%
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29(a)(b)	11,016	10,294,660
6.00%, 08/01/29(a)	8,001	7,580,004
7.50%, 11/06/30(a)(b)	16,894	17,210,104
Schedule of Investments
30

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
8.25%, 02/01/29(a)	$14,400	$14,733,734
8.50%, 06/15/29(a)(b)	7,869	8,128,110
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	11,995	11,574,181
5.88%, 11/01/29(a)	6,619	6,389,595
6.50%, 10/01/31(a)(b)	15,545	15,513,128
6.75%, 10/15/27(a)	21,443	21,288,836
6.75%, 04/15/28(a)	21,910	22,067,752
7.00%, 01/15/31(a)(b)	22,437	22,771,252
7.38%, 10/01/32(a)(b)	10,877	10,991,883
AmWINS Group Inc.
4.88%, 06/30/29(a)(b)	13,009	12,420,050
6.38%, 02/15/29(a)(b)	12,617	12,767,369
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/29(a)(b)	12,770	12,463,392
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)	17,059	17,362,720
Ardonagh Group Finance Ltd., 8.88%, 02/15/32(a)(b)	23,735	24,210,113
Assurant Inc., 7.00%, 03/27/48(b)(d)	6,316	6,285,533
AssuredPartners Inc.
5.63%, 01/15/29(a)	8,650	8,620,120
7.50%, 02/15/32(a)(b)	8,311	8,833,521
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)(b)	11,024	11,216,843
BroadStreet Partners Inc., 5.88%, 04/15/29(a)	12,520	12,088,389
Constellation Insurance Inc.
6.63%, 05/01/31(a)(b)	4,257	4,241,000
6.80%, 01/24/30(a)(b)	7,796	7,561,638
Global Atlantic Fin Co.
4.70%, 10/15/51, (5-year CMT + 3.796%)(a)(d)	9,877	9,386,689
7.95%, 10/15/54, (5-year CMT + 3.608%)(a)(d)	9,691	9,841,395
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC
7.25%, 02/15/31(a)	16,024	16,456,937
8.13%, 02/15/32(a)(b)	8,098	8,214,637
HUB International Ltd.
5.63%, 12/01/29(a)(b)	8,439	8,243,863
7.25%, 06/15/30(a)	48,812	50,629,905
7.38%, 01/31/32(a)(b)	28,577	29,441,223
Jones Deslauriers Insurance Management Inc.
8.50%, 03/15/30(a)(b)	11,503	12,133,180
10.50%, 12/15/30(a)(b)	7,789	8,378,884
Liberty Mutual Group Inc.
4.13%, 12/15/51, (5-year CMT + 3.315%)(a)(d)	4,944	4,669,013
4.30%, 02/01/61(a)(b)	11,510	7,170,548
7.80%, 03/07/87(a)(b)	6,822	7,638,107
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	46,097	47,226,146
Ryan Specialty LLC
4.38%, 02/01/30(a)(b)	6,362	6,034,802
5.88%, 08/01/32(a)(b)	19,817	19,573,487
USI Inc./New York, 7.50%, 01/15/32(a)(b)	10,624	10,972,351
		562,625,094
Security	Par (000)	Value
Internet — 1.8%
Acuris Finance U.S. Inc./Acuris Finance SARL
5.00%, 05/01/28(a)	$5,659	$5,004,492
9.00%, 08/01/29(a)(b)	7,780	7,425,038
ANGI Group LLC, 3.88%, 08/15/28(a)(b)	8,651	7,884,413
Arches Buyer Inc.
4.25%, 06/01/28(a)(b)	14,244	13,395,439
6.13%, 12/01/28(a)(b)	7,483	6,690,586
Cablevision Lightpath LLC
3.88%, 09/15/27(a)(b)	8,383	7,911,257
5.63%, 09/15/28(a)(b)	7,321	6,778,117
Cars.com Inc., 6.38%, 11/01/28(a)(b)	6,296	6,184,755
Cogent Communications Group Inc./Cogent Communications Finance Inc., 7.00%, 06/15/27(a)	4,720	4,734,925
Cogent Communications Group LLC
3.50%, 05/01/26(a)	6,278	6,158,559
7.00%, 06/15/27(a)	8,122	8,161,749
Gen Digital Inc.
6.25%, 04/01/33(a)(b)	14,835	14,794,980
6.75%, 09/30/27(a)	15,698	15,955,353
7.13%, 09/30/30(a)(b)	11,576	11,918,904
Getty Images Inc., 9.75%, 03/01/27(a)(b)	4,963	4,902,265
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(a)	13,975	13,018,033
5.25%, 12/01/27(a)	10,569	10,475,888
GrubHub Holdings Inc., 5.50%, 07/01/27(a)(b)	7,704	6,960,437
ION Trading Technologies SARL
5.75%, 05/15/28(a)	7,295	6,562,936
9.50%, 05/30/29(a)	12,459	12,065,831
Match Group Holdings II LLC
3.63%, 10/01/31(a)(b)	7,942	6,809,979
4.13%, 08/01/30(a)(b)	8,112	7,335,462
4.63%, 06/01/28(a)	8,481	8,161,336
5.00%, 12/15/27(a)	8,178	8,044,589
5.63%, 02/15/29(a)(b)	5,892	5,749,130
Millennium Escrow Corp., 6.63%, 08/01/26(a)	9,466	6,849,598
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29(a)	7,926	4,630,607
11.75%, 10/15/28(a)	8,195	4,343,350
Rakuten Group Inc.
5.13%, (5-year CMT + 4.578%)(a)(b)(d)(f)	10,572	9,994,638
6.25%, (5-year CMT + 4.956%)(a)(b)(d)(f)	14,550	12,738,005
8.13%, , (5-year CMT + 4.250%)(a)(b)(d)(f)	8,130	7,647,089
9.75%, 04/15/29(a)	29,422	31,034,618
11.25%, 02/15/27(a)(b)	26,325	28,133,974
Shutterfly Finance LLC, 8.50%, 10/01/27, (4.25% Cash and 4.25% PIK )(a)(b)(e)	10,612	9,167,298
Snap Inc., 6.88%, 03/01/33(a)(b)	24,655	24,623,821
Wayfair LLC
7.25%, 10/31/29(a)(b)	12,275	11,211,938
7.75%, 09/15/30(a)(b)	11,840	10,801,971
Ziff Davis Inc., 4.63%, 10/15/30(a)(b)	8,191	7,237,277
		381,498,637
Iron & Steel — 1.1%
Algoma Steel Inc., 9.13%, 04/15/29(a)(b)	6,334	5,339,055
ATI Inc.
4.88%, 10/01/29(b)	5,592	5,342,322
5.13%, 10/01/31(b)	6,111	5,783,664
5.88%, 12/01/27(b)	5,647	5,633,518
7.25%, 08/15/30(b)	7,430	7,727,415
31
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel (continued)
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26(a)	$7,564	$6,646,537
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29(a)(b)	7,439	7,484,787
Carpenter Technology Corp.
6.38%, 07/15/28(b)	5,809	5,813,508
7.63%, 03/15/30(b)	5,135	5,284,500
Cleveland-Cliffs Inc.
4.63%, 03/01/29(a)(b)	5,772	5,262,144
4.88%, 03/01/31(a)(b)	4,660	3,997,361
5.88%, 06/01/27(b)	9,143	9,020,110
6.75%, 04/15/30(a)(b)	11,597	11,167,221
6.88%, 11/01/29(a)(b)	14,405	13,951,650
7.00%, 03/15/32(a)(b)	21,925	20,598,224
7.38%, 05/01/33(a)(b)	15,115	14,209,075
7.50%, 09/15/31(a)(b)	12,660	12,251,442
Commercial Metals Co.
3.88%, 02/15/31(b)	4,693	4,207,513
4.13%, 01/15/30(b)	5,860	5,509,309
4.38%, 03/15/32	4,606	4,186,610
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28(a)(b)	2,700	2,832,300
Mineral Resources Ltd.
8.00%, 11/01/27(a)(b)	9,642	9,157,224
8.13%, 05/01/27(a)(b)	10,482	10,193,658
8.50%, 05/01/30(a)(b)	10,103	9,177,605
9.25%, 10/01/28(a)	17,298	16,358,954
TMS International Corp./DE, 6.25%, 04/15/29(a)(b)	6,238	5,771,452
U.S. Steel Corp.
6.65%, 06/01/37(b)	3,487	3,387,712
6.88%, 03/01/29(b)	8,119	8,147,254
		224,442,124
Leisure Time — 2.2%
Acushnet Co., 7.38%, 10/15/28(a)(b)	5,936	6,142,478
Amer Sports Co., 6.75%, 02/16/31(a)(b)	14,768	14,936,975
Carnival Corp.
5.75%, 03/01/27(a)	43,054	42,901,847
5.75%, 03/15/30(a)	15,600	15,490,227
6.00%, 05/01/29(a)(b)	30,363	30,184,089
6.13%, 02/15/33(a)(b)	31,740	31,471,613
Life Time Inc., 6.00%, 11/15/31(a)(b)	9,454	9,424,359
Lindblad Expeditions Holdings Inc., 9.00%, 05/15/28(a)(b)	4,949	5,086,147
Lindblad Expeditions LLC, 6.75%, 02/15/27(a)(b)	7,822	7,796,998
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(a)(b)	8,850	6,510,457
NCL Corp. Ltd.
5.88%, 02/15/27(a)	17,261	17,180,483
6.25%, 03/01/30(a)(b)	5,565	5,428,378
6.75%, 02/01/32(a)(b)	28,577	27,903,712
7.75%, 02/15/29(a)(b)	9,820	10,134,662
8.13%, 01/15/29(a)	12,747	13,348,875
NCL Finance Ltd., 6.13%, 03/15/28(b)	8,489	8,427,394
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	7,673	7,354,242
4.25%, 07/01/26(a)(b)	7,666	7,561,154
5.38%, 07/15/27(a)(b)	15,246	15,228,205
5.50%, 08/31/26(a)	13,695	13,701,533
5.50%, 04/01/28(a)	23,330	23,306,059
5.63%, 09/30/31(a)	23,550	23,368,994
Security	Par (000)	Value
Leisure Time (continued)
6.00%, 02/01/33(a)(b)	$31,425	$31,511,510
6.25%, 03/15/32(a)(b)	19,650	19,944,504
7.50%, 10/15/27(b)	4,469	4,706,259
Sabre GLBL Inc.
8.63%, 06/01/27(a)(b)	12,574	12,039,605
10.75%, 11/15/29(a)(b)	9,989	9,514,523
11.25%, 12/15/27(a)	4,175	4,195,875
Viking Cruises Ltd.
5.88%, 09/15/27(a)	13,537	13,509,529
7.00%, 02/15/29(a)	7,970	7,998,638
9.13%, 07/15/31(a)	11,341	12,125,740
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(a)(b)	5,665	5,608,186
VOC Escrow Ltd., 5.00%, 02/15/28(a)	10,838	10,629,809
		474,673,059
Lodging — 1.6%
Boyd Gaming Corp.
4.75%, 12/01/27	16,532	16,192,590
4.75%, 06/15/31(a)(b)	14,901	13,891,979
Full House Resorts Inc., 8.25%, 02/15/28(a)(b)	7,100	6,644,746
Genting New York LLC/GENNY Capital Inc., 7.25%, 10/01/29(a)(b)	10,100	10,093,242
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(a)(b)	23,238	20,555,965
3.75%, 05/01/29(a)	12,351	11,612,224
4.00%, 05/01/31(a)(b)	16,562	15,189,048
4.88%, 01/15/30(b)	15,198	14,893,170
5.75%, 05/01/28(a)(b)	7,604	7,609,205
5.88%, 04/01/29(a)	9,100	9,194,373
5.88%, 03/15/33(a)(b)	16,045	16,036,756
6.13%, 04/01/32(a)(b)	7,210	7,305,922
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)(b)	8,211	7,145,270
5.00%, 06/01/29(a)(b)	14,462	13,371,361
6.63%, 01/15/32(a)	14,665	14,369,179
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27(b)	8,553	8,521,398
Marriott Ownership Resorts Inc.
4.50%, 06/15/29(a)(b)	8,448	7,706,626
4.75%, 01/15/28(b)	6,188	5,865,493
MGM Resorts International
4.63%, 09/01/26	4,169	4,134,229
4.75%, 10/15/28(b)	11,478	11,067,590
5.50%, 04/15/27	12,161	12,124,192
6.13%, 09/15/29(b)	13,347	13,286,609
6.50%, 04/15/32(b)	13,184	12,991,631
Station Casinos LLC
4.50%, 02/15/28(a)(b)	11,607	11,199,418
4.63%, 12/01/31(a)	7,811	7,060,928
6.63%, 03/15/32(a)(b)	7,971	7,924,765
Travel & Leisure Co.
4.50%, 12/01/29(a)(b)	10,287	9,641,602
4.63%, 03/01/30(a)	5,500	5,121,755
6.00%, 04/01/27	8,328	8,374,856
6.63%, 07/31/26(a)(b)	7,992	8,047,944
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28(a)(b)	8,842	8,492,925
Schedule of Investments
32

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)(b)	$14,521	$14,372,134
		340,039,125
Machinery — 0.9%
ATS Corp., 4.13%, 12/15/28(a)(b)	7,096	6,584,198
BWX Technologies Inc.
4.13%, 06/30/28(a)(b)	6,671	6,408,517
4.13%, 04/15/29(a)(b)	6,976	6,632,856
Chart Industries Inc.
7.50%, 01/01/30(a)(b)	23,671	24,558,389
9.50%, 01/01/31(a)(b)	7,710	8,216,187
Esab Corp., 6.25%, 04/15/29(a)(b)	12,598	12,782,318
GrafTech Finance Inc., 4.63%, 12/23/29(a)(b)	7,253	4,255,720
GrafTech Global Enterprises Inc., 9.88%, 12/23/29(a)(b)	6,450	4,837,500
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(a)(b)	16,274	16,520,226
Manitowoc Co. Inc. (The), 9.25%, 10/01/31(a)(b)	4,872	4,938,990
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/28(a)	8,664	8,555,700
Mueller Water Products Inc., 4.00%, 06/15/29(a)	8,788	8,250,775
SPX FLOW Inc., 8.75%, 04/01/30(a)(b)	8,021	8,087,679
Terex Corp.
5.00%, 05/15/29(a)(b)	11,694	11,185,047
6.25%, 10/15/32(a)(b)	12,130	11,608,934
TK Elevator Holdco GmbH, 7.63%, 07/15/28(a)(b)	6,824	6,835,689
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)	24,909	24,527,822
Vertiv Group Corp., 4.13%, 11/15/28(a)(b)	14,674	14,171,498
		188,958,045
Manufacturing — 0.5%
Amsted Industries Inc.
4.63%, 05/15/30(a)	6,268	5,924,657
6.38%, 03/15/33(a)	7,435	7,468,480
Axon Enterprise Inc.
6.13%, 03/15/30(a)(b)	14,270	14,518,353
6.25%, 03/15/33(a)(b)	10,465	10,666,211
Calderys Financing II LLC, 11.75%, 06/01/28, (11.75% Cash and 12.50% PIK)(a)(b)(e)	4,595	4,512,156
Calderys Financing LLC, 11.25%, 06/01/28(a)	8,578	9,063,034
Enpro Inc., 5.75%, 10/15/26(b)	2,238	2,226,835
FXI Holdings Inc.
12.25%, 11/15/26(a)(b)	6,386	5,643,939
12.25%, 11/15/26(a)	10,647	9,407,050
Hillenbrand Inc.
3.75%, 03/01/31(b)	5,701	4,949,674
5.00%, 09/15/26	4,706	4,637,010
6.25%, 02/15/29(b)	7,780	7,734,541
LSB Industries Inc., 6.25%, 10/15/28(a)(b)	8,124	7,603,166
Trinity Industries Inc., 7.75%, 07/15/28(a)	11,523	11,881,380
		106,236,486
Media — 7.3%
AMC Networks Inc.
4.25%, 02/15/29(b)	15,646	11,519,680
10.25%, 01/15/29(a)(b)	14,635	15,036,368
Block Communications Inc., 4.88%, 03/01/28(a)(b)	5,611	5,249,766
Cable One Inc., 4.00%, 11/15/30(a)(b)	11,569	9,410,102
Security	Par (000)	Value
Media (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)(b)	$46,369	$41,895,472
4.25%, 01/15/34(a)(b)	31,089	26,189,007
4.50%, 08/15/30(a)(b)	41,726	38,746,104
4.50%, 05/01/32(b)	44,780	39,786,075
4.50%, 06/01/33(a)(b)	26,825	23,339,555
4.75%, 03/01/30(a)(b)	47,765	45,091,839
4.75%, 02/01/32(a)(b)	17,850	16,153,537
5.00%, 02/01/28(a)	38,380	37,445,618
5.13%, 05/01/27(a)	49,580	48,901,780
5.38%, 06/01/29(a)(b)	22,576	22,083,586
5.50%, 05/01/26(a)(b)	10,083	10,069,293
6.38%, 09/01/29(a)(b)	22,787	22,991,149
7.38%, 03/01/31(a)(b)	16,645	17,143,518
CSC Holdings LLC
3.38%, 02/15/31(a)	15,485	10,337,949
4.13%, 12/01/30(a)	17,023	11,667,029
4.50%, 11/15/31(a)	23,444	15,942,264
4.63%, 12/01/30(a)(b)	36,085	16,690,334
5.00%, 11/15/31(a)(b)	7,310	3,287,874
5.38%, 02/01/28(a)	15,435	13,488,444
5.50%, 04/15/27(a)	20,480	19,029,605
5.75%, 01/15/30(a)	34,395	17,250,448
6.50%, 02/01/29(a)(b)	27,307	22,332,737
7.50%, 04/01/28(a)	16,278	11,922,006
11.25%, 05/15/28(a)	15,550	15,200,358
11.75%, 01/31/29(a)	32,331	30,566,320
Cumulus Media New Holdings Inc., 8.00%, 07/01/29(a)	2,980	804,600
Directv Financing LLC, 8.88%, 02/01/30(a)(b)	12,983	12,388,119
Directv Financing LLC/Directv Financing Co-Obligor Inc.
5.88%, 08/15/27(a)(b)	51,529	49,801,424
10.00%, 02/15/31(a)	33,120	31,364,487
DISH DBS Corp.
5.25%, 12/01/26(a)	41,855	38,087,691
5.75%, 12/01/28(a)	38,303	32,168,564
7.38%, 07/01/28(b)	15,549	10,506,621
7.75%, 07/01/26(b)	30,632	26,625,390
5.13%, 06/01/29	23,293	14,584,069
DISH Network Corp., 11.75%, 11/15/27(a)	50,991	53,588,926
GCI LLC, 4.75%, 10/15/28(a)(b)	11,750	11,115,976
Gray Television Inc.
4.75%, 10/15/30(a)(b)	12,815	7,592,888
5.38%, 11/15/31(a)(b)	19,256	11,488,909
7.00%, 05/15/27(a)(b)	9,413	9,157,490
10.50%, 07/15/29(a)(b)	20,293	20,830,399
iHeartCommunications Inc.
4.75%, 01/15/28(a)	1,285	941,667
7.75%, 08/15/30(a)	11,712	8,349,052
9.13%, 05/01/29(a)(b)	12,681	9,792,334
10.88%, 05/01/30(a)	8,324	3,495,912
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(a)(b)	13,185	9,779,945
6.75%, 10/15/27(a)(b)	19,160	15,748,012
Liberty Interactive LLC
8.25%, 02/01/30	4,240	1,582,919
8.50%, 07/15/29(b)	2,777	1,070,756
McGraw-Hill Education Inc.
5.75%, 08/01/28(a)(b)	13,905	13,621,453
7.38%, 09/01/31(a)(b)	10,705	10,937,935
33
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
8.00%, 08/01/29(a)	$10,357	$10,257,430
Midcontinent Communications, 8.00%, 08/15/32(a)(b)	12,055	12,290,048
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	17,862	16,819,996
5.63%, 07/15/27(a)	29,246	28,972,584
Paramount Global
6.25%, 02/28/57(d)	10,886	10,047,560
6.38%, 03/30/62, (5-year CMT + 3.999%)(b)(d)	14,860	14,294,213
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26(a)	9,054	7,811,610
6.50%, 09/15/28(a)	8,237	5,558,291
Scripps Escrow II Inc.
3.88%, 01/15/29(a)(b)	8,872	6,760,210
5.38%, 01/15/31(a)(b)	5,952	3,388,265
Scripps Escrow Inc., 5.88%, 07/15/27(a)(b)	7,597	6,016,971
Sinclair Television Group Inc.
4.38%, 12/31/32(a)(b)	6,304	3,814,253
5.50%, 03/01/30(a)(b)	7,949	5,723,280
8.13%, 02/15/33(a)(b)	19,890	19,688,315
Sirius XM Radio Inc.
3.13%, 09/01/26(a)	11,379	11,072,812
3.88%, 09/01/31(a)(b)	23,381	20,062,991
4.00%, 07/15/28(a)(b)	31,465	29,599,972
4.13%, 07/01/30(a)(b)	23,308	20,854,873
5.00%, 08/01/27(a)(b)	25,931	25,619,182
5.50%, 07/01/29(a)(b)	19,274	18,765,772
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	20,615	18,903,955
TEGNA Inc.
4.63%, 03/15/28(b)	16,837	16,087,311
5.00%, 09/15/29(b)	18,893	17,598,371
Univision Communications Inc.
4.50%, 05/01/29(a)(b)	16,779	14,388,264
6.63%, 06/01/27(a)	25,725	24,891,109
7.38%, 06/30/30(a)(b)	14,312	13,036,014
8.00%, 08/15/28(a)	22,467	21,823,262
8.50%, 07/31/31(a)(b)	19,569	18,478,548
Urban One Inc., 7.38%, 02/01/28(a)(b)	7,113	3,414,240
Virgin Media Finance PLC, 5.00%, 07/15/30(a)(b)	14,378	12,605,333
Virgin Media Secured Finance PLC
4.50%, 08/15/30(a)(b)	13,793	12,398,762
5.50%, 05/15/29(a)(b)	22,962	22,108,123
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(a)(b)	8,594	8,311,680
VZ Secured Financing BV, 5.00%, 01/15/32(a)	25,370	22,139,029
Ziggo Bond Co. BV, 5.13%, 02/28/30(a)(b)	8,012	7,102,821
Ziggo BV, 4.88%, 01/15/30(a)	15,904	14,641,916
		1,549,540,721
Metal Fabricate & Hardware — 0.2%
Advanced Drainage Systems Inc.
5.00%, 09/30/27(a)(b)	6,233	6,163,967
6.38%, 06/15/30(a)(b)	8,007	8,130,508
Park-Ohio Industries Inc., 6.63%, 04/15/27(b)	5,868	5,670,808
Roller Bearing Co of America Inc., 4.38%, 10/15/29(a)(b)	8,560	8,120,050
Vallourec SACA, 7.50%, 04/15/32(a)(b)	13,048	13,508,995
		41,594,328
Security	Par (000)	Value
Mining — 1.3%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)(b)	$7,900	$7,338,579
7.13%, 03/15/31(a)(b)	12,052	12,416,694
Alumina Pty. Ltd.
6.13%, 03/15/30(a)(b)	7,755	7,690,240
6.38%, 09/15/32(a)	9,645	9,392,327
Arsenal AIC Parent LLC
8.00%, 10/01/30(a)(b)	11,640	12,051,672
11.50%, 10/01/31(a)	8,209	9,013,441
Capstone Copper Corp., 6.75%, 03/31/33(a)(b)	470	461,803
Century Aluminum Co., 7.50%, 04/01/28(a)(b)	3,312	3,325,467
Coeur Mining Inc., 5.13%, 02/15/29(a)(b)	5,512	5,229,016
Compass Minerals International Inc., 6.75%, 12/01/27(a)(b)	8,332	8,233,167
Constellium SE
3.75%, 04/15/29(a)(b)	8,465	7,778,850
5.63%, 06/15/28(a)(b)	5,636	5,545,845
6.38%, 08/15/32(a)(b)	6,134	6,038,312
Eldorado Gold Corp., 6.25%, 09/01/29(a)(b)	9,323	9,189,721
FMG Resources August 2006 Pty. Ltd.
4.38%, 04/01/31(a)(b)	21,750	19,684,437
4.50%, 09/15/27(a)	9,760	9,520,624
FMG Resources August Pty. Ltd.
5.88%, 04/15/30(a)	11,399	11,269,734
6.13%, 04/15/32(a)(b)	12,530	12,348,231
Hecla Mining Co., 7.25%, 02/15/28	7,318	7,336,442
Hudbay Minerals Inc.
4.50%, 04/01/26(a)(b)	6,724	6,598,254
6.13%, 04/01/29(a)(b)	8,353	8,315,770
IAMGOLD Corp., 5.75%, 10/15/28(a)(b)	8,678	8,596,581
JW Aluminum Continuous Cast Co., 10.25%, 04/01/30(a)(b)	4,875	4,737,901
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)(b)	9,610	8,635,773
4.63%, 03/01/28(a)(b)	8,441	8,121,505
New Gold Inc., 6.88%, 04/01/32(a)(b)	5,370	5,492,227
Novelis Corp.
3.25%, 11/15/26(a)	10,476	10,159,833
3.88%, 08/15/31(a)(b)	11,812	10,194,718
4.75%, 01/30/30(a)(b)	24,773	23,036,071
Novelis Inc., 6.88%, 01/30/30(a)(b)	11,232	11,393,830
Perenti Finance Pty Ltd., 7.50%, 04/26/29(a)(b)	6,093	6,321,488
Taseko Mines Ltd., 8.25%, 05/01/30(a)(b)	8,390	8,471,433
		283,939,986
Office & Business Equipment — 0.2%
Pitney Bowes Inc.
6.88%, 03/15/27(a)(b)	7,781	7,755,037
7.25%, 03/15/29(a)(b)	6,030	5,971,943
Xerox Corp.
4.80%, 03/01/35(b)	3,257	1,393,966
6.75%, 12/15/39	4,851	2,109,361
10.25%, 10/15/30(a)(b)	5,620	5,726,770
Xerox Holdings Corp.
5.50%, 08/15/28(a)(b)	11,906	7,627,161
8.88%, 11/30/29(a)(b)	8,157	4,883,959
Xerox Issuer Corp., 13.50%, 04/15/31(a)(b)	6,265	5,952,026
Zebra Technologies Corp., 6.50%, 06/01/32(a)	8,479	8,518,438
		49,938,661
Office Furnishings — 0.1%
Interface Inc., 5.50%, 12/01/28(a)(b)	6,834	6,671,546
Schedule of Investments
34

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Office Furnishings (continued)
Steelcase Inc., 5.13%, 01/18/29	$6,865	$6,523,123
		13,194,669
Oil & Gas — 5.5%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	16,147	16,212,282
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(a)(b)	7,033	6,824,372
6.63%, 10/15/32(a)(b)	9,820	9,716,990
8.25%, 12/31/28(a)(b)	8,606	8,694,427
9.00%, 11/01/27(a)(b)	1,969	2,309,913
Baytex Energy Corp.
7.38%, 03/15/32(a)(b)	9,214	7,943,983
8.50%, 04/30/30(a)(b)	12,891	11,978,757
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28(a)(b)	20,557	17,062,370
10.38%, 11/15/30(a)(b)	10,587	8,575,352
California Resources Corp.
7.13%, 02/01/26(a)(b)	810	804,738
8.25%, 06/15/29(a)	14,140	13,481,159
Calumet Specialty Products Partners LP/Calumet Finance Corp.
8.13%, 01/15/27(a)(b)	5,624	5,273,549
9.75%, 07/15/28(a)(b)	5,781	5,154,744
Chord Energy Corp., 6.75%, 03/15/33(a)(b)	12,230	11,904,525
CITGO Petroleum Corp.
6.38%, 06/15/26(a)	5,933	5,900,949
8.38%, 01/15/29(a)	11,973	11,978,819
Civitas Resources Inc.
5.00%, 10/15/26(a)(b)	5,346	5,190,851
8.38%, 07/01/28(a)	21,618	21,238,418
8.63%, 11/01/30(a)(b)	15,383	14,826,102
8.75%, 07/01/31(a)(b)	20,964	19,926,873
CNX Resources Corp.
6.00%, 01/15/29(a)	8,500	8,246,448
7.25%, 03/01/32(a)(b)	9,851	9,845,443
7.38%, 01/15/31(a)(b)	7,695	7,702,734
Comstock Resources Inc.
5.88%, 01/15/30(a)(b)	14,958	13,540,750
6.75%, 03/01/29(a)	24,920	23,719,927
Crescent Energy Finance LLC
7.38%, 01/15/33(a)(b)	15,517	13,732,813
7.63%, 04/01/32(a)(b)	17,232	15,657,113
9.25%, 02/15/28(a)(b)	16,308	16,481,764
CVR Energy Inc.
5.75%, 02/15/28(a)	6,516	5,946,683
8.50%, 01/15/29(a)(b)	9,792	8,997,826
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(a)(b)	8,139	7,780,965
Encino Acquisition Partners Holdings LLC
8.50%, 05/01/28(a)	10,579	10,586,532
8.75%, 05/01/31(a)(b)	8,543	8,698,461
Energean PLC, 6.50%, 04/30/27(a)(b)	7,385	7,237,300
EnQuest PLC, 11.63%, 11/01/27(a)(b)	7,428	7,252,661
EQT Corp.
4.50%, 01/15/29(a)(b)	5,000	4,849,976
4.75%, 01/15/31(a)(b)	5,000	4,828,774
6.38%, 04/01/29(a)	5,000	5,116,148
7.50%, 06/01/27(a)	5,000	5,076,237
7.50%, 06/01/30(a)(b)	5,000	5,376,371
Global Marine Inc., 7.00%, 06/01/28	4,963	4,257,510
Security	Par (000)	Value
Oil & Gas (continued)
Gulfport Energy Operating Corp., 6.75%, 09/01/29(a)(b)	$11,995	$11,820,933
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(a)	9,372	8,775,020
6.00%, 04/15/30(a)	7,749	7,076,088
6.00%, 02/01/31(a)(b)	9,130	8,194,857
6.25%, 11/01/28(a)	9,538	9,229,545
6.25%, 04/15/32(a)	7,509	6,531,872
6.88%, 05/15/34(a)	7,387	6,277,517
7.25%, 02/15/35(a)(b)	15,580	13,573,647
8.38%, 11/01/33(a)	9,050	8,606,194
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(a)(b)	12,415	12,426,856
Karoon USA Finance Inc., 10.50%, 05/14/29(a)(b)	5,558	5,473,759
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30(a)	8,690	8,343,654
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/29(a)(b)	8,310	7,434,058
Long Ridge Energy LLC, 8.75%, 02/15/32(a)(b)	9,585	9,126,923
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(a)	7,630	7,387,569
Matador Resources Co.
6.25%, 04/15/33(a)(b)	12,580	11,874,241
6.50%, 04/15/32(a)	14,172	13,650,723
6.88%, 04/15/28(a)(b)	8,530	8,482,582
MEG Energy Corp., 5.88%, 02/01/29(a)(b)	10,946	10,560,490
Moss Creek Resources Holdings Inc., 8.25%, 09/01/31(a)(b)	12,751	11,716,933
Murphy Oil Corp.
5.88%, 12/01/42(b)	5,104	3,741,622
6.00%, 10/01/32(b)	10,005	9,102,343
Nabors Industries Inc.
7.38%, 05/15/27(a)(b)	10,450	9,853,197
8.88%, 08/15/31(a)(b)	9,410	6,382,219
9.13%, 01/31/30(a)(b)	10,561	9,563,623
Nabors Industries Ltd., 7.50%, 01/15/28(a)(b)	5,957	4,740,554
Noble Finance II LLC, 8.00%, 04/15/30(a)	21,481	20,466,394
Northern Oil & Gas Inc.
8.13%, 03/01/28(a)(b)	11,269	11,125,300
8.75%, 06/15/31(a)(b)	8,050	7,733,877
Parkland Corp.
4.50%, 10/01/29(a)(b)	13,156	12,403,074
4.63%, 05/01/30(a)(b)	13,631	12,829,818
5.88%, 07/15/27(a)	8,865	8,788,539
6.63%, 08/15/32(a)(b)	8,017	7,980,075
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28(b)	13,687	12,076,045
7.88%, 09/15/30(a)(b)	8,963	7,373,568
9.88%, 03/15/30(a)(b)	12,080	10,632,776
Permian Resources Operating LLC
5.88%, 07/01/29(a)	11,172	10,910,143
6.25%, 02/01/33(a)(b)	15,967	15,614,105
7.00%, 01/15/32(a)	16,025	16,132,207
8.00%, 04/15/27(a)	7,797	7,933,962
9.88%, 07/15/31(a)(b)	5,133	5,558,161
Precision Drilling Corp., 6.88%, 01/15/29(a)	6,885	6,455,361
Range Resources Corp.
4.75%, 02/15/30(a)(b)	8,657	8,184,257
8.25%, 01/15/29	7,134	7,305,888
Seadrill Finance Ltd., 8.38%, 08/01/30(a)(b)	10,170	9,523,655
35
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(a)(b)	$10,374	$10,661,194
SM Energy Co.
6.50%, 07/15/28(b)	6,681	6,403,976
6.63%, 01/15/27	6,756	6,638,186
6.75%, 09/15/26(b)	5,827	5,773,684
6.75%, 08/01/29(a)(b)	11,677	10,901,990
7.00%, 08/01/32(a)(b)	12,895	11,887,558
Strathcona Resources Ltd., 6.88%, 08/01/26(a)(b)	6,714	6,581,921
Sunoco LP
6.25%, 07/01/33(a)(b)	14,620	14,600,314
7.00%, 05/01/29(a)(b)	11,628	11,955,479
7.25%, 05/01/32(a)(b)	11,811	12,248,184
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29(b)	12,784	12,111,867
4.50%, 04/30/30(b)	12,585	11,843,297
5.88%, 03/15/28(b)	7,045	7,011,104
6.00%, 04/15/27(b)	8,683	8,654,398
7.00%, 09/15/28(a)	8,320	8,521,327
Talos Production Inc.
9.00%, 02/01/29(a)	10,505	10,070,507
9.38%, 02/01/31(a)(b)	10,355	9,736,042
Teine Energy Ltd., 6.88%, 04/15/29(a)	7,774	7,379,417
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(a)(b)	11,998	11,025,529
Transocean Aquila Ltd., 8.00%, 09/30/28(a)(b)	4,379	4,316,927
Transocean Inc.
6.80%, 03/15/38(b)	9,268	5,709,730
7.50%, 04/15/31(b)	6,396	4,546,788
8.00%, 02/01/27(a)(b)	10,104	9,386,015
8.25%, 05/15/29(a)	13,894	11,202,047
8.50%, 05/15/31(a)(b)	14,268	11,029,722
8.75%, 02/15/30(a)(b)	14,741	14,409,773
Transocean Poseidon Ltd., 6.88%, 02/01/27(a)(b)	4,184	4,152,733
Transocean Titan Financing Ltd., 8.38%, 02/01/28(a)	8,601	8,520,267
Valaris Ltd., 8.38%, 04/30/30(a)	17,653	16,540,656
Vermilion Energy Inc.
6.88%, 05/01/30(a)(b)	6,685	5,840,532
7.25%, 02/15/33(a)(b)	6,880	5,771,910
Viper Energy Inc.
5.38%, 11/01/27(a)	7,500	7,460,713
7.38%, 11/01/31(a)(b)	7,289	7,566,937
Vital Energy Inc.
7.75%, 07/31/29(a)(b)	5,684	4,792,930
7.88%, 04/15/32(a)(b)	15,720	12,212,756
9.75%, 10/15/30(b)	4,500	3,812,262
W&T Offshore Inc., 10.75%, 02/01/29(a)(b)	6,157	4,853,513
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(a)(b)	9,394	8,595,510
		1,163,633,528
Oil & Gas Services — 0.7%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(a)(b)	12,942	12,919,969
6.63%, 09/01/32(a)	11,695	11,629,202
6.88%, 04/01/27(a)(b)	4,907	4,900,098
Aris Water Holdings LLC, 7.25%, 04/01/30(a)(b)	7,770	7,710,372
Bristow Group Inc., 6.88%, 03/01/28(a)(b)	6,714	6,513,568
Security	Par (000)	Value
Oil & Gas Services (continued)
Enerflex Ltd., 9.00%, 10/15/27(a)(b)	$8,966	$9,170,210
Helix Energy Solutions Group Inc., 9.75%, 03/01/29(a)	5,552	5,619,734
Kodiak Gas Services LLC, 7.25%, 02/15/29(a)(b)	12,668	12,866,096
Oceaneering International Inc., 6.00%, 02/01/28(b)	5,118	4,865,845
Star Holding LLC, 8.75%, 08/01/31(a)(b)	5,561	5,095,266
TGS ASA, 8.50%, 01/15/30(a)(b)	4,780	4,732,200
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27	11,735	11,635,430
7.13%, 03/15/29(a)	15,901	16,055,097
Viridien, 10.00%, 10/15/30(a)(b)	7,155	6,765,052
Weatherford International Ltd., 8.63%, 04/30/30(a)(b)	23,985	23,774,081
Welltec International ApS, 8.25%, 10/15/26(a)(b)	647	640,123
		144,892,343
Packaging & Containers — 2.3%
ARD Finance SA, 6.50%, 06/30/27, (6.50% PIK)(a)(e)	8,269	226,436
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(a)(b)	9,692	8,859,072
4.00%, 09/01/29(a)(b)	15,610	13,587,071
6.00%, 06/15/27(a)(b)	9,534	9,499,005
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26(a)	15,911	14,037,321
5.25%, 08/15/27(a)	17,426	8,015,960
Ball Corp.
2.88%, 08/15/30(b)	19,977	17,687,596
3.13%, 09/15/31(b)	12,838	11,213,521
6.00%, 06/15/29(b)	17,441	17,796,744
6.88%, 03/15/28	12,496	12,798,776
Berry Global Inc., 5.63%, 07/15/27(a)	7,313	7,306,455
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28(a)(b)	7,509	7,319,596
Clearwater Paper Corp., 4.75%, 08/15/28(a)(b)	4,731	4,398,836
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(a)(b)	7,663	7,719,239
6.75%, 04/15/32(a)(b)	12,815	13,103,367
6.88%, 01/15/30(a)	8,200	8,331,574
8.75%, 04/15/30(a)(b)	17,737	18,274,839
Crown Americas LLC, 5.25%, 04/01/30(b)	9,740	9,718,178
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	4,401	4,338,914
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26(b)	4,457	4,583,579
Graham Packaging Co. Inc., 7.13%, 08/15/28(a)(b)	9,401	9,193,134
Graphic Packaging International LLC
3.50%, 03/15/28(a)(b)	7,469	7,048,114
3.50%, 03/01/29(a)(b)	5,810	5,401,609
3.75%, 02/01/30(a)(b)	6,525	5,996,846
4.75%, 07/15/27(a)(b)	5,006	4,923,140
6.38%, 07/15/32(a)(b)	8,271	8,311,703
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28(a)(b)	14,954	14,828,159
Iris Holdings Inc., 10.00%, 12/15/28(a)(b)	6,949	6,133,548
Schedule of Investments
36

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
LABL Inc.
5.88%, 11/01/28(a)(b)	$7,509	$6,209,926
8.25%, 11/01/29(a)(b)	7,194	4,873,935
8.63%, 10/01/31(a)(b)	15,867	12,971,272
9.50%, 11/01/28(a)(b)	5,140	4,491,029
10.50%, 07/15/27(a)(b)	10,784	9,651,680
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(a)	40,150	40,256,002
9.25%, 04/15/27(a)(b)	22,015	20,199,106
OI European Group BV, 4.75%, 02/15/30(a)(b)	7,183	6,650,367
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27(a)	11,048	11,020,167
7.25%, 05/15/31(a)(b)	10,702	10,627,588
7.38%, 06/01/32(a)(b)	4,778	4,662,446
Sealed Air Corp.
4.00%, 12/01/27(a)	7,663	7,393,213
5.00%, 04/15/29(a)(b)	7,273	7,072,407
6.50%, 07/15/32(a)(b)	6,595	6,707,980
6.88%, 07/15/33(a)(b)	7,236	7,511,692
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(a)(b)	13,885	13,987,527
7.25%, 02/15/31(a)(b)	7,537	7,848,655
Silgan Holdings Inc., 4.13%, 02/01/28(b)	10,226	9,820,953
Trident TPI Holdings Inc., 12.75%, 12/31/28(a)	11,148	11,694,720
TriMas Corp., 4.13%, 04/15/29(a)(b)	7,248	6,780,780
Trivium Packaging Finance BV
5.50%, 08/15/26(a)	12,460	12,337,597
8.50%, 08/15/27(a)(b)	11,170	11,040,229
		494,461,603
Pharmaceuticals — 2.1%
1261229 BC Ltd., 10.00%, 04/15/32(a)	51,471	50,399,070
180 Medical Inc., 3.88%, 10/15/29(a)(b)	8,661	8,110,796
AdaptHealth LLC
4.63%, 08/01/29(a)(b)	7,940	7,099,098
5.13%, 03/01/30(a)(b)	9,468	8,463,520
6.13%, 08/01/28(a)(b)	5,679	5,507,681
Bausch Health Americas Inc.
8.50%, 01/31/27(a)	9,045	8,592,750
9.25%, 04/01/26(a)	8,142	7,940,200
Bausch Health Companies Inc.
4.88%, 06/01/28(a)	22,663	18,405,755
5.00%, 01/30/28(a)	6,376	4,881,338
5.00%, 02/15/29(a)(b)	6,650	4,209,250
5.25%, 01/30/30(a)	11,095	6,494,954
5.25%, 02/15/31(a)	6,110	3,299,400
6.25%, 02/15/29(a)	11,120	7,283,600
7.25%, 05/30/29(a)	4,030	2,700,100
11.00%, 09/30/28(a)	25,210	23,707,484
14.00%, 10/15/30(a)(b)	4,751	4,071,975
BellRing Brands Inc., 7.00%, 03/15/30(a)(b)	14,175	14,707,121
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28(a)(b)	8,934	7,902,696
CVS Health Corp.
6.75%, 12/10/54, (5-year CMT + 2.516%)(d)	11,715	11,636,116
7.00%, 03/10/55, (5-year CMT + 2.886%)(d)	33,165	33,548,003
Elanco Animal Health Inc., 6.65%, 08/28/28(b)	13,597	13,761,143
Endo Finance Holdings Inc., 8.50%, 04/15/31(a)(b)	16,544	17,201,376
Grifols SA, 4.75%, 10/15/28(a)(b)	13,352	12,429,054
Security	Par (000)	Value
Pharmaceuticals (continued)
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29(a)(b)	$9,653	$7,372,216
12.25%, 04/15/29(a)	12,817	13,599,811
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	25,891	24,571,134
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 14.75%, 11/14/28(a)(b)	7,042	7,366,074
Option Care Health Inc., 4.38%, 10/31/29(a)	10,136	9,572,766
Organon & Co./Organon Foreign Debt Co-Issuer BV
4.13%, 04/30/28(a)(b)	34,679	32,708,145
5.13%, 04/30/31(a)(b)	31,395	26,351,428
6.75%, 05/15/34(a)	8,437	7,955,607
7.88%, 05/15/34(a)(b)	8,257	7,604,841
Owens & Minor Inc.
4.50%, 03/31/29(a)(b)	7,359	5,963,932
6.63%, 04/01/30(a)(b)	8,564	7,289,712
10.00%, 04/15/30(a)(b)	7,600	7,844,089
P&L Development LLC/PLD Finance Corp., 12.00%, 05/15/29, (9.00% Cash and 3.00% PIK)(a)(e)	8,725	8,637,860
		449,190,095
Pipelines — 4.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(a)(b)	12,605	12,301,281
5.75%, 03/01/27(a)	10,926	10,886,588
5.75%, 01/15/28(a)(b)	10,956	10,890,314
6.63%, 02/01/32(a)(b)	10,129	10,233,703
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 07/15/26(a)(b)	3,724	3,706,850
7.00%, 07/15/29(a)	8,667	8,816,566
7.25%, 07/15/32(a)(b)	8,506	8,721,840
Buckeye Partners LP
3.95%, 12/01/26	8,853	8,630,587
4.13%, 12/01/27(b)	6,418	6,166,296
4.50%, 03/01/28(a)	7,894	7,610,368
5.60%, 10/15/44(b)	4,693	3,845,022
5.85%, 11/15/43(b)	6,124	5,141,828
6.75%, 02/01/30(a)(b)	8,500	8,648,801
6.88%, 07/01/29(a)(b)	10,165	10,356,488
CNX Midstream Partners LP, 4.75%, 04/15/30(a)(b)	7,130	6,562,965
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 06/15/31(a)	22,033	21,143,574
7.50%, 12/15/33(a)(b)	5,785	6,086,884
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(a)	7,961	7,866,086
8.63%, 03/15/29(a)	17,054	17,507,005
DT Midstream Inc.
4.13%, 06/15/29(a)	17,768	16,675,785
4.38%, 06/15/31(a)	16,069	14,800,164
Energy Transfer LP
7.13%, 10/01/54, (5-year CMT + 2.829%)(b)(d)	6,210	6,166,344
8.00%, 05/15/54, (5-year CMT + 4.020%)(b)(d)	12,384	12,853,849
Excelerate Energy LP, 8.00%, 05/15/30(a)	6,035	6,130,517
37
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(a)	$8,238	$8,516,716
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28	10,341	10,301,563
7.88%, 05/15/32(b)	10,885	10,591,282
8.00%, 05/15/33	9,407	9,123,965
8.25%, 01/15/29(b)	9,535	9,690,512
8.88%, 04/15/30	8,044	8,208,247
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29(b)	6,171	6,152,589
7.00%, 08/01/27(b)	6,262	6,216,441
8.25%, 01/15/32(a)(b)	7,338	7,470,231
Harvest Midstream I LP
7.50%, 09/01/28(a)	13,130	13,290,094
7.50%, 05/15/32(a)	8,865	9,022,097
Hess Midstream Operations LP
4.25%, 02/15/30(a)(b)	11,740	11,020,282
5.13%, 06/15/28(a)(b)	8,169	7,997,337
5.50%, 10/15/30(a)(b)	7,717	7,534,980
5.88%, 03/01/28(a)(b)	12,085	12,110,403
6.50%, 06/01/29(a)(b)	9,156	9,298,553
Howard Midstream Energy Partners LLC
7.38%, 07/15/32(a)(b)	10,312	10,555,244
8.88%, 07/15/28(a)(b)	9,627	10,005,023
ITT Holdings LLC, 6.50%, 08/01/29(a)	19,454	17,762,656
Kinetik Holdings LP
5.88%, 06/15/30(a)(b)	16,816	16,430,073
6.63%, 12/15/28(a)	16,426	16,546,058
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28(a)(b)	6,588	6,832,415
NFE Financing LLC, 12.00%, 11/15/29(a)(b)	44,940	30,933,259
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/29(a)(b)	14,352	13,488,170
8.38%, 02/15/32(a)(b)	20,353	18,556,429
Northriver Midstream Finance LP, 6.75%, 07/15/32(a)(b)	9,487	9,427,360
NuStar Logistics LP
5.63%, 04/28/27(b)	9,476	9,444,703
6.00%, 06/01/26	7,777	7,779,335
6.38%, 10/01/30(b)	9,595	9,741,832
Prairie Acquiror LP, 9.00%, 08/01/29(a)(b)	7,490	7,547,748
Rockies Express Pipeline LLC
4.80%, 05/15/30(a)	6,851	6,418,766
4.95%, 07/15/29(a)(b)	8,479	8,105,220
6.75%, 03/15/33(a)(b)	7,660	7,782,820
6.88%, 04/15/40(a)	7,363	6,950,788
7.50%, 07/15/38(a)	3,738	3,667,810
South Bow Canadian Infrastructure Holdings Ltd.
7.50%, 03/01/55, (5-year CMT + 3.667%)(a)(b)(d)	9,495	9,332,833
7.63%, 03/01/55, (5-year CMT + 3.949%)(a)(b)(d)	6,555	6,548,459
Summit Midstream Holdings LLC, 8.63%, 10/31/29(a)	14,140	13,929,833
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(a)(b)	12,052	11,717,373
6.00%, 03/01/27(a)	7,217	7,123,981
Security	Par (000)	Value
Pipelines (continued)
6.00%, 12/31/30(a)(b)	$11,100	$10,335,668
6.00%, 09/01/31(a)(b)	7,095	6,540,667
7.38%, 02/15/29(a)	13,377	13,328,285
TransMontaigne Partners LLC, 8.50%, 06/15/30(a)(b)	8,912	8,969,794
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33(a)(b)	19,919	16,800,649
6.25%, 01/15/30(a)(b)	15,754	15,758,332
3.88%, 08/15/29(a)	19,679	18,022,522
4.13%, 08/15/31(a)	19,230	17,275,332
Venture Global LNG Inc.
7.00%, 01/15/30(a)(b)	22,015	20,738,126
8.13%, 06/01/28(a)	35,461	35,215,390
8.38%, 06/01/31(a)(b)	35,695	34,421,257
9.50%, 02/01/29(a)	45,662	47,316,469
9.88%, 02/01/32(a)(b)	30,505	30,973,679
		920,619,355
Real Estate — 0.6%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)(b)	9,674	8,579,381
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(a)(b)	6,880	5,054,526
5.75%, 01/15/29(a)(b)	8,760	6,917,796
CoreLogic Inc., 4.50%, 05/01/28(a)(b)	11,987	11,343,493
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)(b)	9,843	9,888,918
8.88%, 09/01/31(a)(b)	6,845	7,322,836
Five Point Operating Co. LP/Five Point Capital Corp., 12.00%, 01/15/28(a)(i)	7,581	7,707,179
Greystar Real Estate Partners LLC, 7.75%, 09/01/30(a)(b)	6,494	6,819,538
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	10,249	9,388,416
4.38%, 02/01/31(a)	10,054	8,915,478
5.38%, 08/01/28(a)	11,630	11,205,354
Hunt Companies Inc., 5.25%, 04/15/29(a)(b)	11,354	10,784,650
Kennedy-Wilson Inc.
4.75%, 03/01/29(b)	8,673	7,809,795
4.75%, 02/01/30(b)	8,687	7,660,197
5.00%, 03/01/31(b)	9,213	7,881,445
Newmark Group Inc., 7.50%, 01/12/29(b)	7,958	8,319,738
		135,598,740
Real Estate Investment Trusts — 3.4%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29(a)(b)	8,303	7,668,530
Blackstone Mortgage Trust Inc.
3.75%, 01/15/27(a)(b)	4,961	4,715,175
7.75%, 12/01/29(a)(b)	7,665	7,961,015
Brandywine Operating Partnership LP
3.95%, 11/15/27	7,515	7,082,962
4.55%, 10/01/29(b)	5,135	4,685,229
8.30%, 03/15/28(b)	5,843	6,039,647
8.88%, 04/12/29(b)	6,055	6,350,090
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27(a)(b)	9,413	9,132,734
5.75%, 05/15/26(a)	9,847	9,755,448
Schedule of Investments
38

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(a)(b)	$7,908	$7,694,229
Diversified Healthcare Trust
4.38%, 03/01/31(b)	7,808	6,043,710
4.75%, 02/15/28	8,243	7,373,007
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(a)(b)	8,212	7,715,214
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	6,192	4,099,537
3.95%, 11/01/27	6,185	5,372,448
4.65%, 04/01/29(b)	7,772	5,565,271
5.95%, 02/15/28(b)	5,564	4,647,525
Iron Mountain Inc.
4.50%, 02/15/31(a)(b)	17,031	15,777,879
4.88%, 09/15/27(a)(b)	15,191	14,976,868
4.88%, 09/15/29(a)(b)	15,720	15,139,582
5.00%, 07/15/28(a)(b)	8,046	7,867,449
5.25%, 03/15/28(a)	12,437	12,245,357
5.25%, 07/15/30(a)(b)	20,330	19,701,089
5.63%, 07/15/32(a)(b)	9,175	8,898,121
6.25%, 01/15/33(a)	18,490	18,456,176
7.00%, 02/15/29(a)	15,187	15,598,628
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(a)(b)	11,896	11,114,127
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(a)	9,747	9,495,632
4.75%, 06/15/29(a)(b)	9,954	9,528,116
7.00%, 07/15/31(a)(b)	7,983	8,202,533
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31	20,200	13,388,774
4.63%, 08/01/29(b)	13,834	10,537,059
5.00%, 10/15/27(b)	21,892	19,341,830
8.50%, 02/15/32(a)	22,860	23,225,372
Necessity Retail REIT Inc./American Finance Operating Partner LP (The), 4.50%, 09/30/28(a)(b)	8,456	7,973,605
Office Properties Income Trust
3.25%, 03/15/27(a)(b)	3,070	2,456,690
9.00%, 03/31/29(a)(b)	3,175	3,041,693
9.00%, 09/30/29(a)(b)	8,356	6,183,440
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)	11,464	10,732,232
5.88%, 10/01/28(a)	10,841	10,579,298
7.00%, 02/01/30(a)(b)	8,575	8,582,589
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(a)(b)	7,731	7,591,990
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)(b)	9,429	9,022,628
4.75%, 10/15/27(b)	11,658	11,440,194
6.50%, 04/01/32(a)(b)	15,867	15,814,049
7.25%, 07/15/28(a)(b)	6,569	6,750,948
Rithm Capital Corp., 8.00%, 04/01/29(a)	12,878	12,856,999
RLJ Lodging Trust LP
3.75%, 07/01/26(a)	5,789	5,675,787
4.00%, 09/15/29(a)(b)	8,616	7,787,003
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
SBA Communications Corp.
3.13%, 02/01/29(b)	$24,997	$23,159,081
3.88%, 02/15/27	23,787	23,270,762
Service Properties Trust
3.95%, 01/15/28(b)	6,233	5,495,992
4.38%, 02/15/30(b)	5,895	4,394,553
4.75%, 10/01/26	5,361	5,190,354
4.95%, 02/15/27(b)	5,768	5,482,210
4.95%, 10/01/29(b)	6,403	5,025,229
5.50%, 12/15/27(b)	7,001	6,669,310
8.38%, 06/15/29(b)	10,891	10,650,419
8.63%, 11/15/31(a)(b)	14,510	15,396,184
8.88%, 06/15/32(b)	7,725	7,464,011
Starwood Property Trust Inc.
3.63%, 07/15/26(a)	4,850	4,734,339
4.38%, 01/15/27(a)(b)	7,483	7,340,516
6.00%, 04/15/30(a)(b)	6,306	6,233,313
6.50%, 07/01/30(a)(b)	8,240	8,287,817
6.50%, 10/15/30(a)(b)	3,320	3,349,814
7.25%, 04/01/29(a)(b)	9,554	9,907,734
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30(a)(b)	11,184	10,001,775
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(a)(b)	9,916	9,490,274
6.50%, 02/15/29(a)(b)	17,625	16,123,879
10.50%, 02/15/28(a)	39,703	42,156,050
Vornado Realty LP
2.15%, 06/01/26	4,465	4,305,171
3.40%, 06/01/31	5,616	4,781,604
XHR LP
4.88%, 06/01/29(a)(b)	8,995	8,454,944
6.63%, 05/15/30(a)	6,360	6,264,789
		725,515,632
Retail — 5.3%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(a)(b)	11,225	10,492,892
3.88%, 01/15/28(a)	24,009	23,053,389
4.00%, 10/15/30(a)	44,849	40,814,044
4.38%, 01/15/28(a)(b)	11,239	10,880,428
5.63%, 09/15/29(a)(b)	7,615	7,589,795
6.13%, 06/15/29(a)	18,413	18,704,202
Academy Ltd., 6.00%, 11/15/27(a)	7,003	6,990,350
Advance Auto Parts Inc.
1.75%, 10/01/27	5,776	5,192,664
3.50%, 03/15/32(b)	5,547	4,635,677
3.90%, 04/15/30(b)	8,990	8,087,054
5.95%, 03/09/28(b)	4,817	4,777,188
Arko Corp., 5.13%, 11/15/29(a)(b)	8,173	6,541,611
Asbury Automotive Group Inc.
4.50%, 03/01/28(b)	6,813	6,595,180
4.63%, 11/15/29(a)(b)	12,433	11,691,616
4.75%, 03/01/30(b)	6,740	6,303,214
5.00%, 02/15/32(a)(b)	11,023	10,045,597
At Home Group Inc.
4.88%, 07/15/28(a)(b)	2,157	571,346
7.13%, 07/15/29(a)	3,727	298,160
Bath & Body Works Inc.
5.25%, 02/01/28(b)	7,201	7,158,813
6.63%, 10/01/30(a)(b)	14,363	14,615,875
6.69%, 01/15/27(b)	5,099	5,195,595
39
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
6.75%, 07/01/36(b)	$9,676	$9,519,682
6.88%, 11/01/35(b)	13,003	13,005,705
6.95%, 03/01/33(b)	4,371	4,328,219
7.50%, 06/15/29(b)	7,750	7,902,001
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27, (7.75% PIK)(a)(b)(e)	5,277	5,119,527
Beacon Roofing Supply Inc.
4.13%, 05/15/29(a)(b)	5,124	5,168,565
6.75%, 04/30/32(a)	8,300	8,321,468
Bloomin' Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29(a)(b)	5,222	4,508,499
BlueLinx Holdings Inc., 6.00%, 11/15/29(a)(b)	5,307	5,046,104
Brinker International Inc., 8.25%, 07/15/30(a)(b)	7,385	7,747,920
Carvana Co.
9.00%, 12/01/28, (9.00% PIK)(a)(e)	10,432	10,724,428
13.00%, 06/01/30, (13.00% PIK)(a)(b)(e)	23,855	25,258,347
14.00%, 06/01/31, (14.00% PIK)(a)(b)(e)	32,903	36,062,551
CEC Entertainment LLC, 6.75%, 05/01/26(a)(b)	7,999	7,856,535
Cougar JV Subsidiary LLC, 8.00%, 05/15/32(a)(b)	11,607	12,035,728
eG Global Finance PLC, 12.00%, 11/30/28(a)	16,267	17,890,983
Evergreen Acqco 1 LP/TVI Inc., 9.75%, 04/26/28(a)(b)	7,979	8,237,958
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26(a)	6,208	6,035,849
5.88%, 04/01/29(a)(b)	12,125	10,529,976
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29(a)	15,180	14,062,451
6.75%, 01/15/30(a)(b)	19,837	17,355,546
FirstCash Inc.
4.63%, 09/01/28(a)	8,133	7,886,013
5.63%, 01/01/30(a)(b)	8,859	8,710,232
6.88%, 03/01/32(a)	8,371	8,564,551
Foot Locker Inc., 4.00%, 10/01/29(a)(b)	6,579	5,331,811
Foundation Building Materials Inc., 6.00%, 03/01/29(a)(b)	6,960	5,866,500
Gap Inc. (The)
3.63%, 10/01/29(a)	12,222	11,050,376
3.88%, 10/01/31(a)(b)	12,022	10,299,555
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(a)	8,176	7,214,981
8.75%, 01/15/32(a)	8,630	6,912,975
11.50%, 08/15/29(a)	8,465	8,126,400
Group 1 Automotive Inc.
4.00%, 08/15/28(a)	12,489	11,872,970
6.38%, 01/15/30(a)(b)	8,457	8,543,405
GYP Holdings III Corp., 4.63%, 05/01/29(a)(b)	7,071	6,649,485
Ken Garff Automotive LLC, 4.88%, 09/15/28(a)(b)	7,296	7,044,283
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)(b)	9,703	9,678,238
Kohl's Corp.
4.63%, 05/01/31(b)	8,762	5,487,115
5.55%, 07/17/45(b)	5,895	2,800,693
LBM Acquisition LLC, 6.25%, 01/15/29(a)(b)	12,379	10,847,496
LCM Investments Holdings II LLC
4.88%, 05/01/29(a)	15,794	14,931,229
8.25%, 08/01/31(a)(b)	13,063	13,662,448
Lithia Motors Inc.
3.88%, 06/01/29(a)(b)	13,540	12,571,917
Security	Par (000)	Value
Retail (continued)
4.38%, 01/15/31(a)(b)	$9,950	$9,140,197
4.63%, 12/15/27(a)(b)	7,036	6,831,807
Macy's Retail Holdings LLC
4.30%, 02/15/43(b)	4,174	2,502,422
4.50%, 12/15/34(b)	5,745	4,370,918
5.13%, 01/15/42	3,892	2,553,202
5.88%, 04/01/29(a)(b)	5,241	4,970,097
5.88%, 03/15/30(a)(b)	6,714	6,252,687
6.13%, 03/15/32(a)(b)	7,141	6,429,735
Michaels Companies Inc. (The)
5.25%, 05/01/28(a)(b)	12,830	6,685,464
7.88%, 05/01/29(a)	15,534	5,338,576
Murphy Oil USA Inc.
3.75%, 02/15/31(a)(b)	9,442	8,510,060
4.75%, 09/15/29(b)	9,319	8,980,279
5.63%, 05/01/27(b)	5,312	5,288,716
Nordstrom Inc.
4.00%, 03/15/27(b)	6,104	5,829,669
4.25%, 08/01/31	5,998	5,103,128
4.38%, 04/01/30(b)	7,547	6,684,536
5.00%, 01/15/44(b)	15,043	10,537,471
6.95%, 03/15/28(b)	4,559	4,592,033
Papa John's International Inc., 3.88%, 09/15/29(a)(b)	7,034	6,475,083
Park River Holdings Inc.
5.63%, 02/01/29(a)(b)	5,321	4,162,931
6.75%, 08/01/29(a)(b)	4,415	3,490,392
Patrick Industries Inc.
4.75%, 05/01/29(a)(b)	7,218	6,779,113
6.38%, 11/01/32(a)(b)	8,243	8,002,539
Penske Automotive Group Inc., 3.75%, 06/15/29(b)	8,872	8,225,386
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28(a)(b)	19,126	18,279,715
7.75%, 02/15/29(a)(b)	19,067	17,758,539
QVC Inc.
5.45%, 08/15/34(b)	5,604	2,744,459
5.95%, 03/15/43(b)	4,251	1,922,584
6.88%, 04/15/29(a)(b)	10,316	6,845,545
Raising Cane's Restaurants LLC, 9.38%, 05/01/29(a)(b)	8,133	8,618,979
Saks Global Enterprises LLC, 11.00%, 12/15/29(a)(b)	34,232	20,762,988
Sally Holdings LLC/Sally Capital Inc., 6.75%, 03/01/32(b)	10,346	10,421,081
Sonic Automotive Inc.
4.63%, 11/15/29(a)(b)	11,228	10,531,975
4.88%, 11/15/31(a)(b)	9,014	8,229,481
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(a)(b)	9,235	8,677,495
Staples Inc.
10.75%, 09/01/29(a)	38,766	33,587,437
12.75%, 01/15/30(a)	12,956	7,536,384
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/31(a)(b)	11,299	10,328,357
5.88%, 03/01/27(b)	6,428	6,395,506
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29(a)(b)	11,652	10,879,349
Victoria's Secret & Co., 4.63%, 07/15/29(a)(b)	10,259	8,944,292
Schedule of Investments
40

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Victra Holdings LLC/Victra Finance Corp., 8.75%, 09/15/29(a)(b)	$7,787	$7,902,372
Vivo Energy Investments BV, 5.13%, 09/24/27(a)	320	310,832
Walgreens Boots Alliance Inc.
3.20%, 04/15/30(b)	7,475	7,033,917
3.45%, 06/01/26(b)	18,600	18,177,493
4.10%, 04/15/50(b)	9,010	7,868,800
4.50%, 11/18/34(b)	4,832	4,548,555
4.65%, 06/01/46(b)	4,320	3,918,383
4.80%, 11/18/44(b)	9,810	9,059,731
8.13%, 08/15/29(b)	13,297	13,834,850
White Cap Buyer LLC, 6.88%, 10/15/28(a)(b)	11,187	10,900,049
Yum! Brands Inc.
3.63%, 03/15/31(b)	16,154	14,569,750
4.63%, 01/31/32(b)	16,764	15,780,250
4.75%, 01/15/30(a)(b)	13,945	13,534,351
5.35%, 11/01/43(b)	4,305	3,948,235
5.38%, 04/01/32(b)	14,877	14,619,494
6.88%, 11/15/37(b)	5,711	5,934,499
		1,123,147,573
Semiconductors — 0.4%
Amkor Technology Inc., 6.63%, 09/15/27(a)(b)	5,903	5,897,352
ams-OSRAM AG, 12.25%, 03/30/29(a)(b)	5,885	5,963,181
Entegris Inc.
3.63%, 05/01/29(a)(b)	5,959	5,486,635
4.38%, 04/15/28(a)(b)	6,510	6,291,237
4.75%, 04/15/29(a)	24,648	23,985,750
5.95%, 06/15/30(a)(b)	14,209	14,179,367
ON Semiconductor Corp., 3.88%, 09/01/28(a)(b)	11,800	11,154,389
Synaptics Inc., 4.00%, 06/15/29(a)(b)	7,334	6,779,809
		79,737,720
Software — 2.6%
ACI Worldwide Inc., 5.75%, 08/15/26(a)	5,301	5,279,194
AthenaHealth Group Inc., 6.50%, 02/15/30(a)(b)	37,313	35,665,681
Camelot Finance SA, 4.50%, 11/01/26(a)(b)	10,501	10,346,742
Capstone Borrower Inc., 8.00%, 06/15/30(a)	9,706	9,915,533
Castle U.S. Holding Corp., 10.00%, 06/30/31	1,837	894,175
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(a)(b)	12,003	10,293,114
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(a)(b)	11,900	10,536,122
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)(b)	14,350	13,540,881
4.88%, 07/01/29(a)(b)	14,546	13,220,816
Cloud Software Group Inc.
6.50%, 03/31/29(a)(b)	60,769	60,790,808
8.25%, 06/30/32(a)(b)	27,575	28,763,979
9.00%, 09/30/29(a)(b)	59,148	59,587,452
Consensus Cloud Solutions Inc.
6.00%, 10/15/26(a)(b)	959	956,305
6.50%, 10/15/28(a)(b)	6,791	6,664,433
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29(a)(b)	6,409	6,393,568
Dye & Durham Ltd., 8.63%, 04/15/29(a)(b)	9,573	9,734,628
Elastic NV, 4.13%, 07/15/29(a)(b)	10,025	9,461,439
Ellucian Holdings Inc., 6.50%, 12/01/29(a)	11,585	11,573,599
Fair Isaac Corp.
4.00%, 06/15/28(a)(b)	15,070	14,451,813
5.25%, 05/15/26(a)(b)	4,765	4,752,442
Security	Par (000)	Value
Software (continued)
Helios Software Holdings Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/28(a)	$5,261	$4,736,597
8.75%, 05/01/29(a)(b)	10,791	10,472,663
Open Text Corp.
3.88%, 02/15/28(a)(b)	14,815	14,160,842
3.88%, 12/01/29(a)(b)	12,887	11,874,062
Open Text Holdings Inc.
4.13%, 02/15/30(a)	13,812	12,763,314
4.13%, 12/01/31(a)(b)	10,713	9,580,717
PTC Inc., 4.00%, 02/15/28(a)	8,718	8,419,671
Rackspace Finance LLC, 3.50%, 05/15/28(a)(b)	1,801	640,930
RingCentral Inc., 8.50%, 08/15/30(a)(b)	8,034	8,445,975
ROBLOX Corp., 3.88%, 05/01/30(a)(b)	17,869	16,536,055
Rocket Software Inc.
6.50%, 02/15/29(a)(b)	9,525	9,059,882
9.00%, 11/28/28(a)	13,139	13,537,664
SS&C Technologies Inc.
5.50%, 09/30/27(a)	29,124	28,980,398
6.50%, 06/01/32(a)(b)	13,180	13,361,120
Twilio Inc.
3.63%, 03/15/29(b)	8,566	8,031,527
3.88%, 03/15/31(b)	8,238	7,484,372
UKG Inc., 6.88%, 02/01/31(a)(b)	38,195	39,294,787
West Technology Group LLC, 8.50%, 04/10/27(a)(b)	7,723	5,019,950
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(a)(b)	11,191	10,283,220
		555,506,470
Telecommunications — 5.7%
Africell Holding Ltd., 10.50%, 10/23/29(a)(b)	2,455	2,303,003
Altice Financing SA
5.00%, 01/15/28(a)	18,434	14,156,916
5.75%, 08/15/29(a)(b)	31,692	23,373,535
9.63%, 07/15/27(a)	5,735	4,926,109
Altice France Holding SA
6.00%, 02/15/28(a)	10,450	3,241,123
10.50%, 05/15/27(a)	15,722	4,874,131
Altice France SA
5.13%, 01/15/29(a)	8,465	6,858,396
5.13%, 07/15/29(a)	35,869	29,264,922
5.50%, 01/15/28(a)	16,999	14,073,384
5.50%, 10/15/29(a)	29,003	23,742,149
8.13%, 02/01/27(a)	26,014	23,810,820
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55, (5-year CMT + 2.390%)(d)	16,645	16,625,529
7.00%, 09/15/55, (5-year CMT + 2.363%)(d)	19,355	19,206,764
British Telecommunications PLC
4.25%, 11/23/81, (5-year CMT + 2.985%)(a)(b)(d)	6,941	6,730,629
4.88%, 11/23/81, (5-year CMT + 3.493%)(a)(b)(d)	8,907	8,042,253
Ciena Corp., 4.00%, 01/31/30(a)(b)	7,278	6,740,202
CommScope LLC
4.75%, 09/01/29(a)(b)	14,628	12,911,053
7.13%, 07/01/28(a)(b)	9,673	8,217,522
8.25%, 03/01/27(a)(b)	14,170	12,907,155
9.50%, 12/15/31(a)(b)	6,125	6,265,703
CommScope Technologies LLC, 5.00%, 03/15/27(a)	12,626	10,987,407
41
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(b)	$31,770	$29,719,834
Consolidated Communications Inc.
5.00%, 10/01/28(a)	6,863	6,516,624
6.50%, 10/01/28(a)	12,290	12,064,970
EchoStar Corp.
6.75%, 11/30/30, (6.75% PIK)(e)	37,455	34,910,787
Series ., 10.75%, 11/30/29	82,510	87,257,030
Embarq Corp., 8.00%, 06/01/36(b)	17,171	7,726,950
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)(b)	24,297	24,046,228
5.88%, 10/15/27(a)	18,303	18,282,299
5.88%, 11/01/29	12,019	12,025,021
6.00%, 01/15/30(a)(b)	16,366	16,424,001
6.75%, 05/01/29(a)	15,657	15,722,697
8.63%, 03/15/31(a)	11,446	12,138,608
8.75%, 05/15/30(a)	17,047	17,845,396
Frontier Florida LLC, Series E, 6.86%, 02/01/28(b)	4,812	4,926,189
GoTo Group Inc., 5.50%, 05/01/28(a)(b)	12,329	8,376,281
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	9,963	9,287,535
6.63%, 08/01/26(b)	10,776	8,750,996
Iliad Holding SASU
7.00%, 10/15/28(a)	15,338	15,525,001
7.00%, 04/15/32(a)	14,165	14,358,095
8.50%, 04/15/31(a)	16,069	16,950,095
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(a)(b)	48,080	47,292,344
Level 3 Financing Inc.
3.63%, 01/15/29(a)	400	309,000
3.75%, 07/15/29(a)(b)	2,835	2,131,296
3.88%, 10/15/30(a)(b)	8,070	6,364,809
4.00%, 04/15/31(a)(b)	8,070	6,296,537
4.50%, 04/01/30(a)(b)	10,964	9,130,052
4.88%, 06/15/29(a)(b)	9,054	7,899,615
10.00%, 10/15/32(a)(b)	7,510	7,491,225
10.50%, 04/15/29(a)(b)	11,455	12,683,372
10.50%, 05/15/30(a)(b)	14,139	15,285,240
10.75%, 12/15/30(a)(b)	11,598	12,840,186
11.00%, 11/15/29(a)	25,627	28,638,166
Lumen Technologies Inc.
4.13%, 04/15/29(a)(b)	5,393	5,070,000
4.13%, 04/15/30(a)(b)	4,941	4,619,556
4.50%, 01/15/29(a)(b)	4,593	3,667,517
10.00%, 10/15/32(a)(b)	8,292	8,271,270
Series P, 7.60%, 09/15/39	4,915	3,607,069
Series U, 7.65%, 03/15/42	3,293	2,393,056
Millicom International Cellular SA
4.50%, 04/27/31(a)(b)	11,972	10,662,738
5.13%, 01/15/28(a)(b)	6,653	6,489,479
6.25%, 03/25/29(a)(b)	11,127	10,997,981
7.38%, 04/02/32(a)(b)	7,410	7,498,732
Optics Bidco SpA
Series 2033, 6.38%, 11/15/33(a)(b)	7,499	7,155,921
Series 2034, 6.00%, 09/30/34(a)	7,726	7,134,742
Series 2036, 7.20%, 07/18/36(a)(b)	7,645	7,342,003
Series 2038, 7.72%, 06/04/38(a)(b)	7,887	7,817,781
Rogers Communications Inc.
5.25%, 03/15/82, (5-year CMT + 3.590%)(a)(b)(d)	12,470	12,142,219
Security	Par (000)	Value
Telecommunications (continued)
7.00%, 04/15/55, (5-year CMT + 2.653%)(d)	$18,195	$18,330,842
7.13%, 04/15/55, (5-year CMT + 2.620%)(d)	16,251	16,192,081
Sunrise HoldCo IV BV, 5.50%, 01/15/28(a)(b)	8,260	8,094,409
Telecom Italia Capital SA
6.00%, 09/30/34(b)	8,621	8,320,843
6.38%, 11/15/33(b)	8,556	8,548,542
7.20%, 07/18/36	7,816	8,001,969
7.72%, 06/04/38	8,015	8,352,093
Telesat Canada/Telesat LLC
4.88%, 06/01/27(a)(b)	5,290	2,818,618
5.63%, 12/06/26(a)(b)	7,048	3,982,120
6.50%, 10/15/27(a)(b)	3,376	1,371,612
U.S. Cellular Corp., 6.70%, 12/15/33(b)	10,063	10,893,333
Viasat Inc.
5.63%, 04/15/27(a)(b)	10,579	10,363,779
6.50%, 07/15/28(a)(b)	6,421	5,645,821
7.50%, 05/30/31(a)(b)	12,063	9,180,756
Viavi Solutions Inc., 3.75%, 10/01/29(a)(b)	7,556	6,923,140
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	21,205	18,500,266
4.75%, 07/15/31(a)	21,844	19,198,197
7.75%, 04/15/32(a)	12,452	12,563,603
Vodafone Group PLC
3.25%, 06/04/81, (5-year CMT + 2.447%)(d)	5,617	5,417,171
4.13%, 06/04/81, (5-year CMT + 2.767%)(d)	15,998	14,212,738
5.13%, 06/04/81, (5-year CMT + 3.073%)(d)	13,366	9,937,331
7.00%, 04/04/79, (5-year USD Swap + 4.873%)(d)	33,748	34,674,340
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)(b)	35,852	36,702,374
Zayo Group Holdings Inc.
4.00%, 03/01/27(a)	22,597	20,811,636
6.13%, 03/01/28(a)	16,418	13,349,376
Zegona Finance PLC, 8.63%, 07/15/29(a)	16,195	17,222,087
		1,222,954,325
Transportation — 0.5%
Brightline East LLC, 11.00%, 01/31/30(a)(b)	18,315	14,926,725
Carriage Purchaser Inc., 7.88%, 10/15/29(a)(b)	5,366	4,405,692
Danaos Corp., 8.50%, 03/01/28(a)(b)	3,081	3,120,843
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29(a)(b)	10,229	9,458,508
Genesee & Wyoming Inc., 6.25%, 04/15/32(a)(b)	12,103	12,262,772
Rand Parent LLC, 8.50%, 02/15/30(a)(b)	13,500	12,553,484
RXO Inc., 7.50%, 11/15/27(a)	5,942	6,039,606
Star Leasing Co. LLC, 7.63%, 02/15/30(a)(b)	11,627	10,428,668
Stonepeak Nile Parent LLC, 7.25%, 03/15/32(a)(b)	8,377	8,504,749
Watco Companies LLC/Watco Finance Corp., 7.13%, 08/01/32(a)	11,569	11,541,039
XPO CNW Inc., 6.70%, 05/01/34(b)	4,495	4,554,603
XPO Inc.
7.13%, 06/01/31(a)(b)	7,439	7,616,041
7.13%, 02/01/32(a)(b)	9,480	9,711,015
		115,123,745
Trucking & Leasing — 0.3%
Fortress Transportation and Infrastructure Investors LLC
5.88%, 04/15/33(a)(b)	8,185	7,831,907
7.00%, 05/01/31(a)(b)	11,068	11,253,743
7.00%, 06/15/32(a)(b)	12,422	12,587,250
Schedule of Investments
42

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Broad USD High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Trucking & Leasing (continued)
7.88%, 12/01/30(a)(b)	$7,535	$7,877,473
5.50%, 05/01/28(a)(b)	15,038	14,768,167
		54,318,540
Total Corporate Bonds & Notes — 97.9% (Cost: $21,617,457,036)		20,895,798,076
Fixed Rate Loan Interests
Software — 0.0%
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/09/27(c)	552	538,201
Total Fixed Rate Loan Interests — 0.0% (Cost: $490,454)		538,201
	Shares
Common Stocks
Aerospace & Defense — 0.0%
Incora Top Holdco LLC, NVS(b)(c)	65,171	977,565
Health Care Technology — 0.0%
Quincy Health LLC(c)	11,575	—
Office REITs — 0.0%
Office Properties Income Trust, NVS	30,481	12,497
Oil, Gas & Consumable Fuels — 0.0%
New Fortress Energy Inc., (Acquired 12/24/24, Cost $ —)(j)	335,747	1,823,106
Professional Services — 0.0%
Affinion Group Inc.(c)	3,506	—
Total Common Stocks — 0.0% (Cost $7,775,317)		2,813,168
Preferred Stocks
Software — 0.0%
Veritas Kapital Assurance PLC, Series G-1, Preference Shares, NVS	18,412	377,446
Veritas Kapital Assurance PLC, Series G, Preference Shares, NVS	26,650	612,950
		990,396
Total Preferred Stocks — 0.0% (Cost $898,900)		990,396
Total Long-Term Investments — 97.9% (Cost: $21,626,621,707)		20,900,139,841
Security	Shares	Value
Short-Term Securities
Money Market Funds — 20.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(k)(l)(m)	4,385,996,700	$4,387,751,099
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(k)(l)	63,540,000	63,540,000
Total Short-Term Securities — 20.8% (Cost: $4,450,511,655)		4,451,291,099
Total Investments — 118.7% (Cost: $26,077,133,362)		25,351,430,940
Liabilities in Excess of Other Assets — (18.7)%		(3,996,431,540)
Net Assets — 100.0%		$21,354,999,400

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Perpetual security with no stated maturity date.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,823,106, representing less than 0.05% of its net assets as of period end, and an original cost of $—.

(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
(m)	All or a portion of this security was purchased with the cash collateral from loaned securities.
43
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Broad USD High Yield Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$3,488,771,380	$900,023,763 (a)	$—	$(180,302)	$(863,742)	$4,387,751,099	4,385,996,700	$8,289,564 (b)	$—
BlackRock Cash Funds: Trea- sury, SL Agency Shares	68,470,000	—	(4,930,000)(a)	—	—	63,540,000	63,540,000	1,405,478	—
				$(180,302)	$(863,742)	$4,451,291,099		$9,695,042	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$20,895,520,101	$277,975	$20,895,798,076
Fixed Rate Loan Interests	—	—	538,201	538,201
Common Stocks	—	1,835,603	977,565	2,813,168
Preferred Stocks	—	990,396	—	990,396
Short-Term Securities
Money Market Funds	4,451,291,099	—	—	4,451,291,099
	$4,451,291,099	$20,898,346,100	$1,793,741	$25,351,430,940
See notes to financial statements.
Schedule of Investments
44

Schedule of Investments (unaudited)
April 30, 2025
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.7%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28(a)	$207	$166,654
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(a)	394	383,220
7.50%, 06/01/29(a)(b)	333	272,857
7.75%, 04/15/28(a)(b)	330	273,833
7.88%, 04/01/30(a)(b)	292	292,294
9.00%, 09/15/28(a)(b)	235	243,607
Lamar Media Corp.
3.63%, 01/15/31	150	135,606
3.75%, 02/15/28	125	119,144
4.00%, 02/15/30	125	116,842
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(a)(b)	164	152,748
4.63%, 03/15/30(a)(b)	157	145,420
5.00%, 08/15/27(a)	202	198,192
7.38%, 02/15/31(a)(b)	166	174,078
Stagwell Global LLC, 5.63%, 08/15/29(a)	362	341,977
		3,016,472
Aerospace & Defense — 2.1%
TransDigm Inc.
4.63%, 01/15/29	260	249,990
4.88%, 05/01/29	180	173,598
5.50%, 11/15/27	522	519,737
6.00%, 01/15/33(a)(b)	325	324,292
6.38%, 03/01/29(a)	616	628,037
6.63%, 03/01/32(a)	508	520,375
6.75%, 08/15/28(a)	494	503,828
6.88%, 12/15/30(a)(b)	325	334,868
7.13%, 12/01/31(a)	242	251,640
Triumph Group Inc., 9.00%, 03/15/28(a)	279	292,965
		3,799,330
Agriculture — 0.3%
Darling Ingredients Inc.
5.25%, 04/15/27(a)	167	165,152
6.00%, 06/15/30(a)(b)	334	333,082
		498,234
Airlines — 0.7%
Allegiant Travel Co., 7.25%, 08/15/27(a)(b)	190	175,630
Avianca Midco 2 PLC
9.00%, 12/01/28(a)	350	314,856
9.63%, 02/14/30(a)	300	262,787
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)	650	599,057
		1,352,330
Apparel — 0.5%
Hanesbrands Inc., 9.00%, 02/15/31(a)(b)	197	204,244
Kontoor Brands Inc., 4.13%, 11/15/29(a)	151	138,962
VF Corp.
2.80%, 04/23/27(b)	160	148,467
2.95%, 04/23/30	250	205,603
Wolverine World Wide Inc., 4.00%, 08/15/29(a)(b)	172	143,269
		840,545
Auto Manufacturers — 0.1%
Wabash National Corp., 4.50%, 10/15/28(a)	142	119,481
Security	Par (000)	Value
Auto Parts & Equipment — 1.5%
Adient Global Holdings Ltd.
7.00%, 04/15/28(a)	$169	$170,416
7.50%, 02/15/33(a)(b)	275	260,596
8.25%, 04/15/31(a)(b)	158	156,448
American Axle & Manufacturing Inc.
5.00%, 10/01/29(b)	213	186,874
6.50%, 04/01/27(b)	154	150,429
6.88%, 07/01/28(b)	135	129,957
Dana Inc.
4.25%, 09/01/30	134	123,467
5.38%, 11/15/27	135	134,232
5.63%, 06/15/28	140	138,741
Garrett Motion Holdings Inc./Garrett LX I SARL, 7.75%, 05/31/32(a)	252	251,381
Phinia Inc.
6.63%, 10/15/32(a)	135	132,469
6.75%, 04/15/29(a)	193	195,178
Tenneco Inc., 8.00%, 11/17/28(a)	625	595,991
		2,626,179
Banks — 0.3%
Banc of California, 3.25%, 05/01/31, (3-mo. CME Term SOFR + 2.520%)(c)	125	117,791
Dresdner Funding Trust I, 8.15%, 06/30/31(a)	335	363,855
Walker & Dunlop Inc., 6.63%, 04/01/33(a)(b)	125	127,129
		608,775
Beverages — 0.3%
Primo Water Holdings Inc./Triton Water Holdings Inc.
4.38%, 04/30/29(a)	245	232,405
6.25%, 04/01/29(a)	225	223,983
		456,388
Building Materials — 2.0%
Boise Cascade Co., 4.88%, 07/01/30(a)	152	144,353
Builders FirstSource Inc.
4.25%, 02/01/32(a)(b)	405	365,102
5.00%, 03/01/30(a)	186	178,623
6.38%, 06/15/32(a)(b)	230	231,557
6.38%, 03/01/34(a)(b)	334	331,950
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(a)	234	202,773
Cornerstone Building Brands Inc., 9.50%, 08/15/29(a)	150	130,530
EMRLD Borrower LP/Emerald Co-Issuer Inc.
6.63%, 12/15/30(a)(b)	910	923,754
6.75%, 07/15/31(a)(b)	149	152,066
Griffon Corp., 5.75%, 03/01/28(b)	323	318,624
James Hardie International Finance DAC, 5.00%, 01/15/28(a)	125	121,674
Jeld-Wen Inc., 4.88%, 12/15/27(a)(b)	146	134,742
Knife River Corp., 7.75%, 05/01/31(a)	135	141,306
Masterbrand Inc., 7.00%, 07/15/32(a)	223	223,507
		3,600,561
Chemicals — 1.4%
Ashland Inc., 3.38%, 09/01/31(a)(b)	161	139,758
Avient Corp.
6.25%, 11/01/31(a)	222	219,438
7.13%, 08/01/30(a)	244	248,098
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)	175	181,314
Axalta Coating Systems LLC, 3.38%, 02/15/29(a)	230	213,298
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)	150	148,172
Mativ Holdings Inc., 8.00%, 10/01/29(a)(b)	125	102,547
45
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Methanex Corp.
5.13%, 10/15/27	$235	$230,150
5.25%, 12/15/29	212	201,154
Methanex U.S. Operations Inc., 6.25%, 03/15/32(a)(b)	200	189,118
OCI NV, 6.70%, 03/16/33(a)	215	234,723
Rain Carbon Inc., 12.25%, 09/01/29(a)(b)	160	162,611
Tronox Inc., 4.63%, 03/15/29(a)(b)	344	279,470
		2,549,851
Commercial Services — 6.7%
ADT Security Corp. (The)
4.13%, 08/01/29(a)(b)	318	300,047
4.88%, 07/15/32(a)(b)	245	230,874
Adtalem Global Education Inc., 5.50%, 03/01/28(a)	140	138,141
Alta Equipment Group Inc., 9.00%, 06/01/29(a)(b)	169	142,142
AMN Healthcare Inc., 4.63%, 10/01/27(a)	169	161,750
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(a)(b)	150	139,641
5.38%, 03/01/29(a)(b)	198	182,771
5.75%, 07/15/27(a)(b)	132	128,657
8.00%, 02/15/31(a)(b)	159	157,569
8.25%, 01/15/30(a)(b)	239	238,439
Belron U.K. Finance PLC, 5.75%, 10/15/29(a)	375	374,197
Block Inc.
2.75%, 06/01/26	63	61,486
3.50%, 06/01/31	334	298,410
6.50%, 05/15/32(a)(b)	670	685,205
Brink's Co. (The)
4.63%, 10/15/27(a)	201	197,897
6.50%, 06/15/29(a)	129	131,629
6.75%, 06/15/32(a)(b)	123	125,965
Carriage Services Inc., 4.25%, 05/15/29(a)	136	124,826
Cimpress PLC, 7.38%, 09/15/32(a)	170	155,071
Deluxe Corp.
8.00%, 06/01/29(a)	148	136,183
8.13%, 09/15/29(a)	170	170,204
Herc Holdings Inc.
5.50%, 07/15/27(a)	396	391,649
6.63%, 06/15/29(a)(b)	248	244,977
Hertz Corp. (The)
4.63%, 12/01/26(a)	160	133,793
5.00%, 12/01/29(a)(b)	315	196,529
12.63%, 07/15/29(a)(b)	395	384,290
Korn Ferry, 4.63%, 12/15/27(a)	154	149,014
NESCO Holdings II Inc., 5.50%, 04/15/29(a)	295	267,421
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(a)	343	327,833
5.75%, 04/15/26(a)	104	103,937
6.25%, 01/15/28(a)(b)	420	419,536
RR Donnelley & Sons Co.
9.50%, 08/01/29(a)	325	310,240
10.88%, 08/01/29(a)	161	152,871
Service Corp. International/U.S.
3.38%, 08/15/30(b)	272	244,067
4.00%, 05/15/31	250	228,366
4.63%, 12/15/27	185	182,151
5.13%, 06/01/29(b)	245	242,668
5.75%, 10/15/32	256	253,469
Sotheby's, 7.38%, 10/15/27(a)	250	234,579
Security	Par (000)	Value
Commercial Services (continued)
TriNet Group Inc.
3.50%, 03/01/29(a)	$165	$150,688
7.13%, 08/15/31(a)	139	141,516
United Rentals North America Inc.
3.75%, 01/15/32	256	227,568
3.88%, 11/15/27	260	251,076
3.88%, 02/15/31	350	320,063
4.00%, 07/15/30	247	230,089
4.88%, 01/15/28(b)	500	492,635
5.25%, 01/15/30(b)	247	243,994
5.50%, 05/15/27(b)	130	129,895
6.13%, 03/15/34(a)(b)	360	363,918
Valvoline Inc., 3.63%, 06/15/31(a)(b)	172	150,340
Verde Purchaser LLC, 10.50%, 11/30/30(a)(b)	335	350,433
WEX Inc., 6.50%, 03/15/33(a)(b)	175	170,247
WW International Inc., 4.50%, 04/15/29(a)	130	31,186
ZipRecruiter Inc., 5.00%, 01/15/30(a)(b)	178	149,125
		12,151,267
Computers — 1.8%
ASGN Inc., 4.63%, 05/15/28(a)(b)	181	172,301
Diebold Nixdorf Inc., 7.75%, 03/31/30(a)(b)	325	338,611
Insight Enterprises Inc., 6.63%, 05/15/32(a)	172	174,644
McAfee Corp., 7.38%, 02/15/30(a)(b)	651	562,546
NCR Atleos Corp., 9.50%, 04/01/29(a)	450	484,575
NCR Voyix Corp.
5.00%, 10/01/28(a)(b)	210	203,457
5.13%, 04/15/29(a)(b)	137	131,946
Seagate HDD Cayman
4.09%, 06/01/29	175	166,163
4.88%, 06/01/27	153	151,408
5.75%, 12/01/34	163	157,259
8.25%, 12/15/29	153	164,090
8.50%, 07/15/31(b)	155	165,840
9.63%, 12/01/32	256	289,633
Unisys Corp., 6.88%, 11/01/27(a)	173	166,378
		3,328,851
Cosmetics & Personal Care — 0.7%
Edgewell Personal Care Co.
4.13%, 04/01/29(a)	180	168,543
5.50%, 06/01/28(a)(b)	242	237,740
Perrigo Finance Unlimited Co.
4.90%, 06/15/30	250	237,790
6.13%, 09/30/32(b)	244	242,305
Prestige Brands Inc.
3.75%, 04/01/31(a)(b)	184	166,202
5.13%, 01/15/28(a)	137	135,743
		1,188,323
Distribution & Wholesale — 0.6%
Gates Corp./DE, 6.88%, 07/01/29(a)	154	156,497
H&E Equipment Services Inc., 3.88%, 12/15/28(a)	373	371,695
Resideo Funding Inc., 6.50%, 07/15/32(a)(b)	198	196,235
Ritchie Bros Holdings Inc.
6.75%, 03/15/28(a)	190	193,835
7.75%, 03/15/31(a)	225	236,037
		1,154,299
Diversified Financial Services — 7.4%
Ally Financial Inc.
6.65%, 01/17/40, (5-year CMT + 2.450%)(b)(c)	150	142,727
6.70%, 02/14/33(b)	173	171,648
Schedule of Investments
46

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Bread Financial Holdings Inc.
8.38%, 06/15/35, (5-year CMT + 4.300%)(a)(b)(c)	$140	$130,823
9.75%, 03/15/29(a)	295	310,667
Burford Capital Global Finance LLC
6.25%, 04/15/28(a)	125	123,859
9.25%, 07/01/31(a)	225	237,529
Coinbase Global Inc.
3.38%, 10/01/28(a)	330	304,696
3.63%, 10/01/31(a)	245	212,624
Credit Acceptance Corp.
6.63%, 03/15/30(a)	170	167,382
9.25%, 12/15/28(a)(b)	198	209,593
Encore Capital Group Inc.
8.50%, 05/15/30(a)	175	181,567
9.25%, 04/01/29(a)	150	158,314
Focus Financial Partners LLC, 6.75%, 09/15/31(a)	335	336,833
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)	373	371,977
goeasy Ltd.
7.38%, 10/01/30(a)	140	137,586
7.63%, 07/01/29(a)	183	184,478
9.25%, 12/01/28(a)	203	212,584
Series 144*, 6.88%, 05/15/30(a)	120	117,063
Jefferies Finance LLC/JFIN Co-Issuer Corp.
5.00%, 08/15/28(a)	345	320,860
6.63%, 10/15/31(a)	150	146,870
Nationstar Mortgage Holdings Inc.
5.13%, 12/15/30(a)(b)	211	211,045
5.50%, 08/15/28(a)	294	291,962
5.75%, 11/15/31(a)	182	182,517
6.00%, 01/15/27(a)	185	185,193
6.50%, 08/01/29(a)	240	244,044
7.13%, 02/01/32(a)	326	338,168
Navient Corp.
4.88%, 03/15/28	175	168,140
5.00%, 03/15/27	225	222,981
5.50%, 03/15/29	250	236,827
5.63%, 08/01/33(b)	200	171,348
9.38%, 07/25/30	150	159,463
11.50%, 03/15/31	175	195,131
OneMain Finance Corp.
3.50%, 01/15/27	245	234,545
3.88%, 09/15/28	200	185,071
4.00%, 09/15/30	277	245,374
5.38%, 11/15/29	250	238,922
6.63%, 01/15/28	254	255,870
6.63%, 05/15/29	280	281,110
6.75%, 03/15/32(b)	200	196,129
7.13%, 11/15/31(b)	243	244,025
7.50%, 05/15/31	232	235,510
7.88%, 03/15/30	222	229,588
9.00%, 01/15/29(b)	246	257,194
PennyMac Financial Services Inc.
4.25%, 02/15/29(a)	197	184,078
5.75%, 09/15/31(a)	168	160,039
6.88%, 02/15/33(a)(b)	280	279,885
7.13%, 11/15/30(a)(b)	218	222,201
7.88%, 12/15/29(a)	239	249,166
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/29(a)	175	170,184
PRA Group Inc., 8.88%, 01/31/30(a)(b)	180	185,506
Security	Par (000)	Value
Diversified Financial Services (continued)
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
3.63%, 03/01/29(a)	$250	$233,024
3.88%, 03/01/31(a)	400	361,948
4.00%, 10/15/33(a)(b)	275	237,891
SLM Corp.
3.13%, 11/02/26	153	148,131
6.50%, 01/31/30(b)	175	180,282
StoneX Group Inc., 7.88%, 03/01/31(a)	195	202,991
Synchrony Financial, 7.25%, 02/02/33(b)	254	259,812
United Wholesale Mortgage LLC
5.50%, 04/15/29(a)	227	220,121
5.75%, 06/15/27(a)	163	160,798
UWM Holdings LLC, 6.63%, 02/01/30(a)(b)	255	252,673
VFH Parent LLC / Valor Co-Issuer Inc., 7.50%, 06/15/31(a)	159	163,351
		13,261,918
Electrical Components & Equipment — 0.9%
Energizer Holdings Inc.
4.38%, 03/31/29(a)	266	248,386
4.75%, 06/15/28(a)	197	190,054
WESCO Distribution Inc.
6.38%, 03/15/29(a)	294	298,289
6.38%, 03/15/33(a)(b)	240	243,158
6.63%, 03/15/32(a)(b)	275	280,836
7.25%, 06/15/28(a)	430	435,607
		1,696,330
Electronics — 0.9%
Atkore Inc., 4.25%, 06/01/31(a)	135	119,889
Coherent Corp., 5.00%, 12/15/29(a)(b)	338	324,161
Sensata Technologies BV
4.00%, 04/15/29(a)	290	266,805
5.88%, 09/01/30(a)	175	170,328
Sensata Technologies Inc.
3.75%, 02/15/31(a)	249	217,462
4.38%, 02/15/30(a)	120	110,849
6.63%, 07/15/32(a)	175	173,433
TTM Technologies Inc., 4.00%, 03/01/29(a)	180	167,564
		1,550,491
Engineering & Construction — 0.6%
Arcosa Inc.
4.38%, 04/15/29(a)	147	137,966
6.88%, 08/15/32(a)	185	188,473
Brundage-Bone Concrete Pumping Holdings Inc., 7.50%, 02/01/32(a)	150	146,266
Dycom Industries Inc., 4.50%, 04/15/29(a)(b)	158	149,114
TopBuild Corp.
3.63%, 03/15/29(a)	141	131,031
4.13%, 02/15/32(a)	160	143,816
Tutor Perini Corp., 11.88%, 04/30/29(a)	129	139,098
		1,035,764
Entertainment — 1.7%
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.25%, 07/15/29	169	161,074
5.38%, 04/15/27	160	159,154
Cinemark USA Inc.
5.25%, 07/15/28(a)(b)	261	256,568
7.00%, 08/01/32(a)(b)	146	149,342
Live Nation Entertainment Inc.
3.75%, 01/15/28(a)	169	162,098
47
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
4.75%, 10/15/27(a)(b)	$300	$293,728
6.50%, 05/15/27(a)	401	405,607
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(a)	145	134,773
Motion Bondco DAC, 6.63%, 11/15/27(a)	135	127,541
Motion Finco SARL, 8.38%, 02/15/32(a)	125	118,426
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29(a)(b)	232	220,467
Six Flags Entertainment Corp./DE
5.50%, 04/15/27(a)	174	172,437
7.25%, 05/15/31(a)(b)	245	248,390
Six Flags Entertainment Corp./Six Flags Theme Parks Inc., 6.63%, 05/01/32(a)	266	268,439
Vail Resorts Inc., 6.50%, 05/15/32(a)	185	187,367
		3,065,411
Environmental Control — 1.0%
Clean Harbors Inc.
4.88%, 07/15/27(a)	188	185,173
6.38%, 02/01/31(a)	158	160,477
Enviri Corp., 5.75%, 07/31/27(a)	168	162,232
GFL Environmental Inc.
4.00%, 08/01/28(a)(b)	250	238,268
4.38%, 08/15/29(a)	162	154,207
4.75%, 06/15/29(a)	250	242,213
6.75%, 01/15/31(a)	290	301,986
Reworld Holding Corp.
4.88%, 12/01/29(a)	269	251,261
5.00%, 09/01/30	132	121,646
		1,817,463
Food — 2.4%
B&G Foods Inc.
5.25%, 09/15/27(b)	173	162,444
8.00%, 09/15/28(a)	268	265,810
Lamb Weston Holdings Inc.
4.13%, 01/31/30(a)	333	312,572
4.38%, 01/31/32(a)(b)	225	206,514
4.88%, 05/15/28(a)	159	156,945
Post Holdings Inc.
4.50%, 09/15/31(a)	340	309,419
4.63%, 04/15/30(a)(b)	407	384,397
5.50%, 12/15/29(a)	396	388,806
6.25%, 02/15/32(a)	322	324,797
6.25%, 10/15/34(a)(b)	190	188,725
6.38%, 03/01/33(a)	394	390,396
TreeHouse Foods Inc., 4.00%, 09/01/28	166	148,685
U.S. Foods Inc.
4.63%, 06/01/30(a)(b)	160	152,431
4.75%, 02/15/29(a)	300	291,473
5.75%, 04/15/33(a)	160	156,972
6.88%, 09/15/28(a)	181	185,815
7.25%, 01/15/32(a)(b)	152	159,162
United Natural Foods Inc., 6.75%, 10/15/28(a)(b)	164	160,919
		4,346,282
Food Service — 0.2%
Aramark Services Inc., 5.00%, 02/01/28(a)	375	369,104
Forest Products & Paper — 0.5%
Domtar Corp., 6.75%, 10/01/28(a)	225	188,442
Glatfelter Corp., 4.75%, 11/15/29(a)(b)	180	157,080
Magnera Corp., 7.25%, 11/15/31(a)(b)	250	236,319
Security	Par (000)	Value
Forest Products & Paper (continued)
Mercer International Inc.
5.13%, 02/01/29	$275	$225,943
12.88%, 10/01/28(a)	100	102,219
		910,003
Health Care - Products — 1.0%
Avantor Funding Inc.
3.88%, 11/01/29(a)(b)	263	242,866
4.63%, 07/15/28(a)	515	496,723
Embecta Corp., 5.00%, 02/15/30(a)(b)	180	162,006
Hologic Inc.
3.25%, 02/15/29(a)	310	289,374
4.63%, 02/01/28(a)	140	137,599
Insulet Corp., 6.50%, 04/01/33(a)	150	153,421
Teleflex Inc.
4.25%, 06/01/28(a)	156	149,324
4.63%, 11/15/27	180	176,219
		1,807,532
Health Care - Services — 6.5%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29(a)	163	154,066
5.50%, 07/01/28(a)(b)	143	139,968
7.38%, 03/15/33(a)(b)	190	190,225
Charles River Laboratories International Inc.
3.75%, 03/15/29(a)	159	145,610
4.00%, 03/15/31(a)	160	140,617
4.25%, 05/01/28(a)	165	156,982
CHS/Community Health Systems Inc.
4.75%, 02/15/31(a)(b)	340	280,732
5.25%, 05/15/30(a)	499	425,896
5.63%, 03/15/27(a)	574	559,671
6.00%, 01/15/29(a)(b)	201	187,472
6.13%, 04/01/30(a)	392	265,441
6.88%, 04/01/28(a)(b)	190	146,390
6.88%, 04/15/29(a)	393	287,464
8.00%, 12/15/27(a)(b)	220	220,089
10.88%, 01/15/32(a)	704	727,118
Concentra Escrow Issuer Corp., 6.88%, 07/15/32(a)	100	102,515
DaVita Inc.
3.75%, 02/15/31(a)	477	419,168
4.63%, 06/01/30(a)(b)	881	819,341
6.88%, 09/01/32(a)(b)	331	334,036
Encompass Health Corp.
4.50%, 02/01/28	264	259,609
4.63%, 04/01/31(b)	130	123,661
4.75%, 02/01/30	252	245,144
Fortrea Holdings Inc., 7.50%, 07/01/30(a)(b)	196	170,324
HealthEquity Inc., 4.50%, 10/01/29(a)	216	204,073
IQVIA Inc.
5.00%, 10/15/26(a)	345	342,906
5.00%, 05/15/27(a)	380	376,989
6.50%, 05/15/30(a)	125	127,019
Molina Healthcare Inc.
3.88%, 11/15/30(a)	200	180,233
3.88%, 05/15/32(a)	250	220,157
4.38%, 06/15/28(a)	225	216,317
6.25%, 01/15/33(a)(b)	250	248,259
Pediatrix Medical Group Inc., 5.38%, 02/15/30(a)(b)	148	142,722
Select Medical Corp., 6.25%, 12/01/32(a)	100	99,302
Surgery Center Holdings Inc., 7.25%, 04/15/32(a)(b)	259	258,392
Schedule of Investments
48

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Tenet Healthcare Corp.
4.25%, 06/01/29	$425	$405,118
4.38%, 01/15/30	450	426,689
4.63%, 06/15/28	175	170,368
6.13%, 10/01/28	775	773,281
6.13%, 06/15/30	615	617,781
6.75%, 05/15/31(b)	410	420,381
		11,731,526
Holding Companies - Diversified — 0.3%
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(a)	317	299,050
GN Bondco LLC, 9.50%, 10/15/31(a)(b)	240	230,036
		529,086
Home Builders — 0.7%
Century Communities Inc.
3.88%, 08/15/29(a)	163	145,829
6.75%, 06/01/27	170	170,006
K Hovnanian Enterprises Inc., 11.75%, 09/30/29(a)	81	86,128
LGI Homes Inc.
7.00%, 11/15/32(a)(b)	125	115,367
8.75%, 12/15/28(a)(b)	149	150,537
Taylor Morrison Communities Inc.
5.13%, 08/01/30(a)(b)	155	150,199
5.75%, 01/15/28(a)	150	150,132
5.88%, 06/15/27(a)	176	176,962
Thor Industries Inc., 4.00%, 10/15/29(a)	184	165,479
		1,310,639
Home Furnishings — 0.3%
Tempur Sealy International Inc.
3.88%, 10/15/31(a)	275	241,746
4.00%, 04/15/29(a)	262	243,267
		485,013
Household Products & Wares — 0.3%
ACCO Brands Corp., 4.25%, 03/15/29(a)(b)	203	176,277
Central Garden & Pet Co.
4.13%, 10/15/30(b)	182	166,852
4.13%, 04/30/31(a)(b)	130	116,765
		459,894
Housewares — 0.7%
Newell Brands Inc.
5.20%, 04/01/26	236	233,062
6.38%, 09/15/27(b)	175	171,222
6.38%, 05/15/30	235	214,053
6.63%, 09/15/29	181	170,685
6.63%, 05/15/32(b)	150	134,569
6.88%, 04/01/36(b)	130	113,198
7.00%, 04/01/46	220	170,018
		1,206,807
Insurance — 0.7%
Assurant Inc., 7.00%, 03/27/48(c)	135	134,655
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	211	215,085
Liberty Mutual Group Inc.
4.13%, 12/15/51, (5-year CMT + 3.315%)(a)(c)	155	146,307
4.30%, 02/01/61(a)	272	168,666
7.80%, 03/07/87(a)	145	162,442
Security	Par (000)	Value
Insurance (continued)
Ryan Specialty LLC
4.38%, 02/01/30(a)	$125	$118,697
5.88%, 08/01/32(a)(b)	400	395,792
		1,341,644
Internet — 2.5%
Cablevision Lightpath LLC
3.88%, 09/15/27(a)	125	118,125
5.63%, 09/15/28(a)	150	138,948
Cars.com Inc., 6.38%, 11/01/28(a)	139	136,627
Cogent Communications Group LLC, 7.00%, 06/15/27(a)	139	139,695
Gen Digital Inc.
6.25%, 04/01/33(a)	295	294,301
6.75%, 09/30/27(a)	292	296,917
7.13%, 09/30/30(a)(b)	200	205,792
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(a)	279	260,226
5.25%, 12/01/27(a)	185	183,402
GrubHub Holdings Inc., 5.50%, 07/01/27(a)(b)	169	152,490
Rakuten Group Inc.
5.13%, (5-year CMT + 4.578%)(a)(c)(d)	210	197,575
6.25%, (5-year CMT + 4.956%)(a)(c)(d)	300	261,970
8.13%, , (5-year CMT + 4.250%)(a)(c)(d)	175	164,442
9.75%, 04/15/29(a)	670	708,266
11.25%, 02/15/27(a)	560	601,518
Wayfair LLC
7.25%, 10/31/29(a)(b)	275	251,247
7.75%, 09/15/30(a)	225	206,106
Ziff Davis Inc., 4.63%, 10/15/30(a)(b)	153	135,564
		4,453,211
Iron & Steel — 1.1%
ATI Inc., 7.25%, 08/15/30	160	166,514
Carpenter Technology Corp., 6.38%, 07/15/28	135	135,075
Cleveland-Cliffs Inc.
5.88%, 06/01/27(b)	180	177,599
6.75%, 04/15/30(a)	237	228,298
6.88%, 11/01/29(a)	305	295,549
7.00%, 03/15/32(a)(b)	436	410,576
7.38%, 05/01/33(a)(b)	285	267,743
7.50%, 09/15/31(a)	285	276,107
		1,957,461
Leisure Time — 2.8%
Life Time Inc., 6.00%, 11/15/31(a)	165	164,636
NCL Corp. Ltd.
5.88%, 02/15/27(a)	312	310,608
6.75%, 02/01/32(a)(b)	580	566,268
7.75%, 02/15/29(a)	193	199,247
8.13%, 01/15/29(a)	258	269,733
NCL Finance Ltd., 6.13%, 03/15/28	173	171,707
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	165	158,141
4.25%, 07/01/26(a)	185	182,299
5.38%, 07/15/27(a)(b)	339	338,541
5.50%, 08/31/26(a)	290	290,369
5.50%, 04/01/28(a)	463	462,487
5.63%, 09/30/31(a)	475	471,730
6.00%, 02/01/33(a)	647	648,777
6.25%, 03/15/32(a)	405	411,286
49
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time (continued)
Sabre GLBL Inc.
8.63%, 06/01/27(a)(b)	$210	$201,514
10.75%, 11/15/29(a)(b)	267	255,434
		5,102,777
Lodging — 2.2%
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32(a)	498	440,864
3.75%, 05/01/29(a)	247	232,891
4.00%, 05/01/31(a)(b)	348	319,071
4.88%, 01/15/30(b)	332	325,540
5.75%, 05/01/28(a)	20	20,011
5.88%, 04/01/29(a)	185	186,998
5.88%, 03/15/33(a)	315	315,874
6.13%, 04/01/32(a)	150	152,240
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.88%, 07/01/31(a)(b)	159	138,333
5.00%, 06/01/29(a)	267	246,866
6.63%, 01/15/32(a)	300	294,541
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	200	199,041
Marriott Ownership Resorts Inc., 4.50%, 06/15/29(a)(b)	165	150,213
Studio City Finance Ltd.
5.00%, 01/15/29(a)	345	303,561
6.50%, 01/15/28(a)	175	168,012
Travel & Leisure Co.
4.50%, 12/01/29(a)	219	205,540
6.00%, 04/01/27	127	127,702
6.63%, 07/31/26(a)	222	223,461
		4,050,759
Machinery — 1.2%
Chart Industries Inc.
7.50%, 01/01/30(a)	486	505,105
9.50%, 01/01/31(a)(b)	165	175,914
Esab Corp., 6.25%, 04/15/29(a)	228	231,106
GrafTech Finance Inc., 4.63%, 12/23/29(a)	125	74,666
GrafTech Global Enterprises Inc., 9.88%, 12/23/29(a)(b)	110	82,816
Mueller Water Products Inc., 4.00%, 06/15/29(a)(b)	166	155,505
SPX FLOW Inc., 8.75%, 04/01/30(a)(b)	172	173,788
Terex Corp.
5.00%, 05/15/29(a)	197	188,423
6.25%, 10/15/32(a)(b)	245	234,535
Vertiv Group Corp., 4.13%, 11/15/28(a)(b)	292	281,859
		2,103,717
Manufacturing — 0.5%
Axon Enterprise Inc.
6.13%, 03/15/30(a)(b)	325	331,491
6.25%, 03/15/33(a)	250	255,113
Hillenbrand Inc., 6.25%, 02/15/29(b)	173	172,274
Trinity Industries Inc., 7.75%, 07/15/28(a)	186	191,725
		950,603
Media — 8.9%
Cable One Inc., 4.00%, 11/15/30(a)(b)	209	170,070
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	400	361,620
4.25%, 01/15/34(a)(b)	291	244,859
4.50%, 08/15/30(a)(b)	350	325,131
4.50%, 05/01/32	410	364,443
4.50%, 06/01/33(a)(b)	260	226,473
Security	Par (000)	Value
Media (continued)
4.75%, 03/01/30(a)	$447	$422,397
4.75%, 02/01/32(a)(b)	175	158,579
5.00%, 02/01/28(a)	171	166,812
5.13%, 05/01/27(a)	501	493,948
5.38%, 06/01/29(a)	224	219,334
6.38%, 09/01/29(a)(b)	210	211,896
7.38%, 03/01/31(a)(b)	150	154,301
CSC Holdings LLC
3.38%, 02/15/31(a)	365	243,804
4.13%, 12/01/30(a)	275	188,389
4.50%, 11/15/31(a)	380	258,474
4.63%, 12/01/30(a)(b)	735	340,009
5.00%, 11/15/31(a)	120	54,859
5.38%, 02/01/28(a)	225	196,599
5.50%, 04/15/27(a)	325	302,097
5.75%, 01/15/30(a)	605	303,361
6.50%, 02/01/29(a)	505	412,849
7.50%, 04/01/28(a)	280	205,362
11.25%, 05/15/28(a)	350	341,634
11.75%, 01/31/29(a)	645	608,980
GCI LLC, 4.75%, 10/15/28(a)	190	179,801
Gray Television Inc.
4.75%, 10/15/30(a)	251	150,509
5.38%, 11/15/31(a)	390	232,602
7.00%, 05/15/27(a)	177	172,206
10.50%, 07/15/29(a)(b)	410	420,901
iHeartCommunications Inc.
7.75%, 08/15/30(a)	219	158,016
9.13%, 05/01/29(a)(b)	215	165,640
10.88%, 05/01/30(a)	226	94,925
Liberty Interactive LLC, 8.25%, 02/01/30	150	56,052
McGraw-Hill Education Inc.
5.75%, 08/01/28(a)	279	273,914
7.38%, 09/01/31(a)	222	226,900
8.00%, 08/01/29(a)	197	195,258
Nexstar Media Inc.
4.75%, 11/01/28(a)(b)	320	301,203
5.63%, 07/15/27(a)	570	563,887
Paramount Global
6.25%, 02/28/57(c)	225	208,597
6.38%, 03/30/62, (5-year CMT + 3.999%)(b)(c)	325	312,431
Scripps Escrow II Inc., 3.88%, 01/15/29(a)(b)	173	132,995
Scripps Escrow Inc., 5.88%, 07/15/27(a)(b)	127	100,452
Sinclair Television Group Inc.
4.38%, 12/31/32(a)	197	121,358
5.50%, 03/01/30(a)(b)	144	102,893
8.13%, 02/15/33(a)	425	421,127
Sirius XM Radio Inc.
3.13%, 09/01/26(a)	259	252,166
3.88%, 09/01/31(a)(b)	487	417,855
4.00%, 07/15/28(a)	651	613,205
4.13%, 07/01/30(a)	468	418,652
5.00%, 08/01/27(a)	518	512,220
5.50%, 07/01/29(a)(b)	418	407,318
TEGNA Inc.
4.63%, 03/15/28(b)	297	283,855
5.00%, 09/15/29	365	340,752
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(a)	400	389,867
VZ Secured Financing BV, 5.00%, 01/15/32(a)	490	427,370
Ziggo Bond Co. BV, 5.13%, 02/28/30(a)	165	146,000
Schedule of Investments
50

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Ziggo BV, 4.88%, 01/15/30(a)	$320	$293,909
		16,071,116
Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems Inc., 6.38%, 06/15/30(a)	160	162,458
Mining — 1.4%
Alumina Pty. Ltd.
6.13%, 03/15/30(a)	150	148,172
6.38%, 09/15/32(a)	150	146,077
Capstone Copper Corp., 6.75%, 03/31/33(a)	150	147,445
Compass Minerals International Inc., 6.75%, 12/01/27(a)(b)	164	162,374
Constellium SE, 3.75%, 04/15/29(a)	175	160,684
Hecla Mining Co., 7.25%, 02/15/28	166	166,389
Kaiser Aluminum Corp.
4.50%, 06/01/31(a)(b)	176	158,100
4.63%, 03/01/28(a)(b)	161	155,027
New Gold Inc., 6.88%, 04/01/32(a)	140	143,080
Novelis Corp.
3.88%, 08/15/31(a)	250	215,724
4.75%, 01/30/30(a)	525	487,571
Novelis Inc., 6.88%, 01/30/30(a)(b)	250	253,646
Taseko Mines Ltd., 8.25%, 05/01/30(a)	175	176,680
		2,520,969
Office & Business Equipment — 0.3%
Xerox Holdings Corp.
5.50%, 08/15/28(a)(b)	258	164,855
8.88%, 11/30/29(a)(b)	157	93,993
Xerox Issuer Corp., 13.50%, 04/15/31(a)	125	119,042
Zebra Technologies Corp., 6.50%, 06/01/32(a)	180	180,913
		558,803
Office Furnishings — 0.1%
Steelcase Inc., 5.13%, 01/18/29	155	147,391
Packaging & Containers — 3.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(a)	175	160,050
4.00%, 09/01/29(a)	335	290,940
6.00%, 06/15/27(a)	150	149,511
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26(a)	375	331,092
5.25%, 08/15/27(a)	570	262,151
Ball Corp.
2.88%, 08/15/30(b)	424	375,270
3.13%, 09/15/31(b)	239	208,736
6.00%, 06/15/29	310	316,416
6.88%, 03/15/28	254	260,404
Berry Global Inc., 5.63%, 07/15/27(a)	177	176,922
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28(a)	158	154,035
Crown Americas LLC, 5.25%, 04/01/30(b)	186	185,774
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	123	121,097
OI European Group BV, 4.75%, 02/15/30(a)(b)	126	116,639
Owens-Brockway Glass Container Inc.
6.63%, 05/13/27(a)	217	216,661
7.25%, 05/15/31(a)(b)	226	224,177
Sealed Air Corp.
4.00%, 12/01/27(a)	146	140,970
Security	Par (000)	Value
Packaging & Containers (continued)
5.00%, 04/15/29(a)	$124	$120,819
6.50%, 07/15/32(a)(b)	126	128,254
6.88%, 07/15/33(a)	136	141,184
Sealed Air Corp./Sealed Air Corp. U.S.
6.13%, 02/01/28(a)	264	265,710
7.25%, 02/15/31(a)(b)	144	149,710
Silgan Holdings Inc., 4.13%, 02/01/28	203	194,943
TriMas Corp., 4.13%, 04/15/29(a)	141	131,259
Trivium Packaging Finance BV
5.50%, 08/15/26(a)	325	321,630
8.50%, 08/15/27(a)	260	257,134
		5,401,488
Pharmaceuticals — 2.9%
1261229 BC Ltd., 10.00%, 04/15/32(a)	800	783,904
180 Medical Inc., 3.88%, 10/15/29(a)	165	154,313
AdaptHealth LLC
4.63%, 08/01/29(a)(b)	173	154,808
5.13%, 03/01/30(a)(b)	196	175,609
Bausch Health Americas Inc.
8.50%, 01/31/27(a)	175	166,197
9.25%, 04/01/26(a)	97	94,573
Bausch Health Companies Inc.
4.88%, 06/01/28(a)	460	373,260
5.00%, 01/30/28(a)	117	89,616
5.00%, 02/15/29(a)	146	92,355
5.25%, 01/30/30(a)	235	141,416
5.25%, 02/15/31(a)	125	67,498
6.25%, 02/15/29(a)	247	161,755
11.00%, 09/30/28(a)	525	493,653
BellRing Brands Inc., 7.00%, 03/15/30(a)	286	296,605
Elanco Animal Health Inc., 6.65%, 08/28/28	241	244,502
Grifols SA, 4.75%, 10/15/28(a)	240	223,445
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29(a)(b)	201	154,851
12.25%, 04/15/29(a)	267	283,541
Jazz Securities DAC, 4.38%, 01/15/29(a)(b)	485	460,516
Option Care Health Inc., 4.38%, 10/31/29(a)	173	163,263
Owens & Minor Inc.
4.50%, 03/31/29(a)(b)	162	131,409
6.63%, 04/01/30(a)(b)	165	140,511
10.00%, 04/15/30(a)(b)	198	204,116
		5,251,716
Real Estate — 1.2%
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(a)(b)	359	318,222
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(a)(b)	25	18,415
5.75%, 01/15/29(a)	126	99,623
Cushman & Wakefield U.S. Borrower LLC
6.75%, 05/15/28(a)	213	214,018
8.88%, 09/01/31(a)(b)	127	135,863
Howard Hughes Corp. (The)
4.13%, 02/01/29(a)	218	199,780
4.38%, 02/01/31(a)	208	184,473
5.38%, 08/01/28(a)	241	232,467
Kennedy-Wilson Inc.
4.75%, 03/01/29(b)	203	182,800
4.75%, 02/01/30(b)	193	169,351
5.00%, 03/01/31	188	161,078
51
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate (continued)
Newmark Group Inc., 7.50%, 01/12/29	$160	$167,395
		2,083,485
Real Estate Investment Trusts — 6.4%
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29(a)(b)	164	151,386
Blackstone Mortgage Trust Inc., 7.75%, 12/01/29(a)(b)	145	150,735
Brandywine Operating Partnership LP
3.95%, 11/15/27	157	147,952
8.88%, 04/12/29	136	142,861
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27(a)(b)	265	256,795
5.75%, 05/15/26(a)	52	51,505
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(a)	146	141,932
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	137	90,719
3.95%, 11/01/27	144	125,060
4.65%, 04/01/29(b)	160	114,580
Iron Mountain Inc.
4.50%, 02/15/31(a)	366	339,167
4.88%, 09/15/27(a)(b)	320	315,457
4.88%, 09/15/29(a)	325	313,303
5.00%, 07/15/28(a)	160	156,227
5.25%, 03/15/28(a)	261	256,686
5.25%, 07/15/30(a)	421	409,053
5.63%, 07/15/32(a)(b)	177	171,989
6.25%, 01/15/33(a)(b)	370	369,217
7.00%, 02/15/29(a)	287	295,016
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32(a)	248	232,046
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(a)	212	206,690
4.75%, 06/15/29(a)	211	202,039
7.00%, 07/15/31(a)	155	160,044
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31(b)	415	276,554
4.63%, 08/01/29(b)	275	209,519
5.00%, 10/15/27(b)	450	400,552
8.50%, 02/15/32(a)	480	488,831
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(a)	245	229,420
5.88%, 10/01/28(a)	253	247,202
7.00%, 02/01/30(a)	165	164,972
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(a)	140	137,862
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(a)	185	177,083
4.75%, 10/15/27	231	226,678
6.50%, 04/01/32(a)(b)	327	326,141
7.25%, 07/15/28(a)	123	126,471
SBA Communications Corp.
3.13%, 02/01/29(b)	488	452,017
3.88%, 02/15/27	462	452,450
Starwood Property Trust Inc.
3.63%, 07/15/26(a)	120	117,158
4.38%, 01/15/27(a)(b)	175	171,533
6.00%, 04/15/30(a)	125	123,897
6.50%, 07/01/30(a)(b)	175	176,485
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
6.50%, 10/15/30(a)	$155	$156,348
7.25%, 04/01/29(a)	192	199,275
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30(a)(b)	235	209,719
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(a)	217	207,613
6.50%, 02/15/29(a)	355	324,580
10.50%, 02/15/28(a)	845	897,392
XHR LP
4.88%, 06/01/29(a)	168	158,504
6.63%, 05/15/30(a)	125	123,286
		11,582,001
Retail — 6.4%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(a)	225	210,536
3.88%, 01/15/28(a)	472	453,781
4.00%, 10/15/30(a)	926	842,994
4.38%, 01/15/28(a)	238	230,503
5.63%, 09/15/29(a)	160	159,667
6.13%, 06/15/29(a)	388	394,780
Advance Auto Parts Inc., 3.90%, 04/15/30(b)	158	142,132
Asbury Automotive Group Inc.
4.50%, 03/01/28	143	138,610
4.63%, 11/15/29(a)(b)	265	249,499
4.75%, 03/01/30	119	111,255
5.00%, 02/15/32(a)(b)	217	197,708
At Home Group Inc., 7.13%, 05/12/28, (7.13% Cash)(a)(b)(e)	130	56,231
Bath & Body Works Inc.
5.25%, 02/01/28	139	137,691
6.63%, 10/01/30(a)(b)	296	301,383
6.75%, 07/01/36	175	172,318
6.88%, 11/01/35(b)	263	264,375
7.50%, 06/15/29(b)	150	153,840
Carvana Co.
9.00%, 12/01/28, (9.00% PIK)(a)(e)	205	210,817
13.00%, 06/01/30, (13.00% PIK)(a)(e)	547	578,957
14.00%, 06/01/31, (14.00% PIK)(a)(b)(e)	690	756,963
Evergreen Acqco 1 LP/TVI Inc., 9.75%, 04/26/28(a)	137	141,636
Foot Locker Inc., 4.00%, 10/01/29(a)(b)	136	110,146
Group 1 Automotive Inc.
4.00%, 08/15/28(a)	241	228,992
6.38%, 01/15/30(a)	165	167,018
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	230	229,475
Lithia Motors Inc.
3.88%, 06/01/29(a)(b)	255	236,763
4.38%, 01/15/31(a)(b)	188	172,667
4.63%, 12/15/27(a)	131	127,151
Michaels Companies Inc. (The)
5.25%, 05/01/28(a)(b)	272	142,506
7.88%, 05/01/29(a)	367	128,331
Nordstrom Inc.
4.25%, 08/01/31	141	120,075
4.38%, 04/01/30	162	143,646
5.00%, 01/15/44	318	222,905
Papa John's International Inc., 3.88%, 09/15/29(a)(b)	155	143,910
Patrick Industries Inc., 6.38%, 11/01/32(a)	160	155,571
Penske Automotive Group Inc., 3.75%, 06/15/29	185	171,416
QVC Inc., 6.88%, 04/15/29(a)(b)	204	135,818
Schedule of Investments
52

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Sally Holdings LLC/Sally Capital Inc., 6.75%, 03/01/32(b)	$205	$206,741
Sonic Automotive Inc.
4.63%, 11/15/29(a)(b)	229	214,767
4.88%, 11/15/31(a)(b)	164	149,683
Victoria's Secret & Co., 4.63%, 07/15/29(a)(b)	193	168,002
Walgreens Boots Alliance Inc.
3.20%, 04/15/30	169	159,032
3.45%, 06/01/26(b)	228	222,700
4.10%, 04/15/50	224	195,686
4.80%, 11/18/44(b)	203	187,525
8.13%, 08/15/29	250	259,943
Yum! Brands Inc.
3.63%, 03/15/31	325	293,408
4.63%, 01/31/32	350	329,723
4.75%, 01/15/30(a)	272	264,199
5.38%, 04/01/32(b)	343	337,402
		11,530,877
Semiconductors — 0.6%
ams-OSRAM AG, 12.25%, 03/30/29(a)	135	136,771
Entegris Inc.
3.63%, 05/01/29(a)(b)	134	123,314
4.38%, 04/15/28(a)	133	128,581
5.95%, 06/15/30(a)	290	288,711
ON Semiconductor Corp., 3.88%, 09/01/28(a)	235	222,365
Synaptics Inc., 4.00%, 06/15/29(a)(b)	157	145,334
		1,045,076
Software — 2.3%
ACI Worldwide Inc., 5.75%, 08/15/26(a)	137	136,441
Camelot Finance SA, 4.50%, 11/01/26(a)	239	235,580
Clarivate Science Holdings Corp.
3.88%, 07/01/28(a)	289	272,912
4.88%, 07/01/29(a)	297	270,281
Consensus Cloud Solutions Inc., 6.50%, 10/15/28(a)	132	129,447
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29(a)(b)	171	170,784
Dye & Durham Ltd., 8.63%, 04/15/29(a)	188	191,292
Elastic NV, 4.13%, 07/15/29(a)(b)	205	192,987
Fair Isaac Corp., 4.00%, 06/15/28(a)	312	299,653
Open Text Corp.
3.88%, 02/15/28(a)	297	283,751
3.88%, 12/01/29(a)	282	260,147
Open Text Holdings Inc.
4.13%, 02/15/30(a)	294	271,946
4.13%, 12/01/31(a)(b)	209	186,837
Playtika Holding Corp., 4.25%, 03/15/29(a)(b)	211	186,557
PTC Inc., 4.00%, 02/15/28(a)	180	174,085
RingCentral Inc., 8.50%, 08/15/30(a)	148	155,767
ROBLOX Corp., 3.88%, 05/01/30(a)	225	208,063
Twilio Inc.
3.63%, 03/15/29	163	152,598
3.88%, 03/15/31(b)	164	148,861
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(a)(b)	209	192,035
		4,120,024
Telecommunications — 6.8%
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/55, (5-year CMT + 2.390%)(c)	325	325,685
7.00%, 09/15/55, (5-year CMT + 2.363%)(c)	400	398,317
Ciena Corp., 4.00%, 01/31/30(a)	153	142,028
Security	Par (000)	Value
Telecommunications (continued)
CommScope LLC
4.75%, 09/01/29(a)(b)	$332	$293,657
7.13%, 07/01/28(a)(b)	231	195,487
8.25%, 03/01/27(a)(b)	330	300,206
9.50%, 12/15/31(a)	125	127,852
CommScope Technologies LLC, 5.00%, 03/15/27(a)	255	221,508
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(a)(b)	625	584,474
Consolidated Communications Inc.
5.00%, 10/01/28(a)	146	138,561
6.50%, 10/01/28(a)	232	227,944
Frontier Communications Holdings LLC
5.00%, 05/01/28(a)	523	517,907
5.88%, 10/15/27(a)	357	356,662
5.88%, 11/01/29	245	245,169
6.00%, 01/15/30(a)(b)	343	344,680
6.75%, 05/01/29(a)	338	339,591
8.63%, 03/15/31(a)	247	261,984
8.75%, 05/15/30(a)	313	327,595
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(a)(b)	969	955,992
Level 3 Financing Inc.
3.88%, 10/15/30(a)	222	175,320
4.00%, 04/15/31(a)(b)	137	106,810
4.50%, 04/01/30(a)	240	199,851
4.88%, 06/15/29(a)(b)	190	166,164
10.50%, 04/15/29(a)	238	263,920
10.50%, 05/15/30(a)	288	312,039
10.75%, 12/15/30(a)	254	281,807
11.00%, 11/15/29(a)	550	615,641
Lumen Technologies Inc., 10.00%, 10/15/32(a)	119	118,734
Rogers Communications Inc.
5.25%, 03/15/82, (5-year CMT + 3.590%)(a)(c)	248	241,668
7.00%, 04/15/55, (5-year CMT + 2.653%)(c)	350	351,536
7.13%, 04/15/55, (5-year CMT + 2.620%)(c)	325	323,519
Telecom Italia Capital SA
6.00%, 09/30/34(b)	168	162,302
6.38%, 11/15/33(b)	152	152,036
7.20%, 07/18/36	167	171,127
7.72%, 06/04/38	160	166,855
U.S. Cellular Corp., 6.70%, 12/15/33(b)	188	203,497
Viasat Inc.
5.63%, 04/15/27(a)(b)	185	181,021
6.50%, 07/15/28(a)(b)	117	102,713
7.50%, 05/30/31(a)(b)	240	182,990
Viavi Solutions Inc., 3.75%, 10/01/29(a)(b)	129	118,200
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)	730	748,499
Zayo Group Holdings Inc.
4.00%, 03/01/27(a)	429	394,643
6.13%, 03/01/28(a)	295	241,995
		12,288,186
Transportation — 0.2%
XPO Inc.
7.13%, 06/01/31(a)(b)	155	158,725
7.13%, 02/01/32(a)(b)	200	204,663
		363,388
Total Long-Term Investments — 97.7% (Cost: $180,613,567)		175,961,299
53
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® ESG Advanced High Yield Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 28.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(f)(g)(h)	49,658,474	$49,678,337
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(f)(g)	940,000	940,000
Total Short-Term Securities — 28.1% (Cost: $50,604,159)		50,618,337
Total Investments — 125.8% (Cost: $231,217,726)		226,579,636
Liabilities in Excess of Other Assets — (25.8)%		(46,539,050)
Net Assets — 100.0%		$180,040,586

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	Perpetual security with no stated maturity date.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$35,226,621	$14,463,180 (a)	$—	$(1,818)	$(9,646)	$49,678,337	49,658,474	$86,008 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,230,000	—	(290,000)(a)	—	—	940,000	940,000	57,131	—
				$(1,818)	$(9,646)	$50,618,337		$143,139	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
54

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® ESG Advanced High Yield Corporate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$175,961,299	$—	$175,961,299
Short-Term Securities
Money Market Funds	50,618,337	—	—	50,618,337
	$50,618,337	$175,961,299	$—	$226,579,636
See notes to financial statements.
55
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2025
iShares® Fallen Angels USD Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 2.7%
Bombardier Inc., 7.45%, 05/01/34(a)(b)	$16,074	$16,878,968
Spirit AeroSystems Inc.
3.85%, 06/15/26(b)	9,325	9,170,858
4.60%, 06/15/28(b)	21,446	20,726,562
		46,776,388
Airlines — 0.3%
United Airlines Pass-Through Trust, Series A, 3.10%, 04/07/30(b)	5,512	5,059,905
Apparel — 3.9%
Under Armour Inc., 3.25%, 06/15/26(b)	18,215	17,666,443
VF Corp.
2.80%, 04/23/27	15,818	14,677,867
2.95%, 04/23/30	23,679	19,473,862
6.00%, 10/15/33	8,788	7,556,189
6.45%, 11/01/37(b)	9,079	7,583,552
		66,957,913
Auto Manufacturers — 2.8%
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26(a)(b)	6,125	5,801,309
2.45%, 09/15/28(a)	2,181	1,927,227
2.75%, 03/09/28(a)	3,755	3,428,346
5.30%, 09/13/27(a)(b)	2,500	2,450,752
5.55%, 09/13/29(a)(b)	1,860	1,802,423
6.95%, 09/15/26(a)(b)	2,000	2,017,259
7.05%, 09/15/28(a)(b)	4,375	4,473,574
Nissan Motor Co. Ltd.
4.35%, 09/17/27(a)	12,068	11,623,961
4.81%, 09/17/30(a)(b)	15,725	14,527,479
		48,052,330
Auto Parts & Equipment — 1.1%
Aptiv PLC/Aptiv Global Financing DAC, 6.88%, 12/15/54, (5-year CMT + 3.385%)(b)(c)	15,500	14,504,774
Goodyear Tire & Rubber Co. (The), 7.00%, 03/15/28(b)	4,917	4,978,062
		19,482,836
Banks — 4.4%
Banc of California, 3.25%, 05/01/31, (3-mo. CME Term SOFR + 2.520%)(b)(c)	12,699	11,966,614
Dresdner Funding Trust I, 8.15%, 06/30/31(a)(b)	30,919	33,582,220
UniCredit SpA
5.86%, 06/19/32, (5-year USD ICE Swap + 3.703%)(a)(b)(c)	9,000	9,026,997
7.30%, 04/02/34, (5-year USD ICE Swap + 4.914%)(a)(b)(c)	11,903	12,445,606
Valley National Bancorp., 3.00%, 06/15/31, (3-mo. CME Term SOFR + 2.360%)(b)(c)	9,522	8,647,486
		75,668,923
Chemicals — 6.3%
Celanese U.S. Holdings LLC
1.40%, 08/05/26(b)	3,000	2,861,799
6.42%, 07/15/27(b)	10,948	11,033,479
6.58%, 07/15/29(b)	5,645	5,694,812
6.60%, 11/15/28	7,513	7,589,351
6.63%, 07/15/32(b)	7,500	7,372,961
6.80%, 11/15/30(b)	7,500	7,495,299
6.95%, 11/15/33(b)	7,500	7,517,097
HB Fuller Co., 4.00%, 02/15/27	9,596	9,341,783
Security	Par (000)	Value
Chemicals (continued)
Methanex Corp.
5.25%, 12/15/29(b)	$21,412	$20,316,540
5.65%, 12/01/44(b)	9,696	7,432,800
OCI NV, 6.70%, 03/16/33(a)	18,746	20,465,625
		107,121,546
Commercial Services — 1.3%
United Rentals North America Inc., 3.88%, 11/15/27	23,055	22,263,635
Computers — 3.6%
Crane NXT Co.
4.20%, 03/15/48	11,090	6,571,436
6.55%, 11/15/36(b)	4,953	4,996,499
Seagate HDD Cayman
4.09%, 06/01/29(b)	14,754	14,009,003
4.13%, 01/15/31(b)	8,225	7,514,717
4.88%, 06/01/27(b)	15,226	15,067,546
5.75%, 12/01/34(b)	14,619	14,104,133
Western Digital Corp., 4.75%, 02/15/26	200	198,533
		62,461,867
Cosmetics & Personal Care — 1.7%
Perrigo Finance Unlimited Co.
4.90%, 06/15/30(b)	23,023	21,898,504
4.90%, 12/15/44(b)	9,666	7,496,924
		29,395,428
Diversified Financial Services — 1.4%
Brightsphere Investment Group Inc., 4.80%, 07/27/26(b)	8,546	8,361,541
Navient Corp., 5.63%, 08/01/33(b)	18,879	16,174,434
		24,535,975
Electric — 0.5%
TransAlta Corp., 6.50%, 03/15/40(b)	9,690	8,931,358
Energy - Alternate Sources — 0.9%
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)(b)	15,600	14,581,016
Engineering & Construction — 1.1%
Fluor Corp., 4.25%, 09/15/28(b)	18,644	18,058,524
Entertainment — 2.1%
Resorts World Las Vegas LLC/RWLV Capital Inc.
4.63%, 04/16/29(d)	30,940	26,756,017
4.63%, 04/06/31(a)(b)	11,226	8,992,842
		35,748,859
Environmental Control — 0.5%
GFL Environmental Inc., 6.75%, 01/15/31(a)(b)	8,143	8,479,563
Food — 0.5%
Safeway Inc., 7.25%, 02/01/31(b)	8,414	8,647,490
Health Care - Services — 2.3%
Tenet Healthcare Corp., 6.88%, 11/15/31(b)	11,273	11,577,546
Toledo Hospital (The)
4.98%, 11/15/45(b)	8,652	6,535,124
6.02%, 11/15/48(b)	12,638	11,033,887
Series B, 5.33%, 11/15/28(b)	10,150	9,770,693
		38,917,250
Schedule of Investments
56

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Fallen Angels USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified — 1.0%
Prospect Capital Corp.
3.36%, 11/15/26(b)	$9,000	$8,428,975
3.44%, 10/15/28(b)	9,000	7,868,691
		16,297,666
Housewares — 2.4%
Newell Brands Inc.
5.20%, 04/01/26(b)	15,309	15,118,455
6.88%, 04/01/36(b)	11,125	9,687,173
7.00%, 04/01/46	20,539	15,872,698
		40,678,326
Insurance — 3.6%
Constellation Insurance Inc.
6.63%, 05/01/31(a)(b)	8,031	7,962,609
6.80%, 01/24/30(a)(b)	13,435	13,028,809
Genworth Holdings Inc., 6.50%, 06/15/34	7,873	7,395,054
Liberty Mutual Group Inc., 7.80%, 03/07/87(a)(b)	13,976	15,657,135
Provident Financing Trust I, 7.41%, 03/15/38(b)	6,406	6,768,109
Wilton RE Ltd., 6.00%, (5-year CMT + 5.266%)(a)(b)(c)(e)	11,350	11,236,227
		62,047,943
Iron & Steel — 0.8%
Cleveland-Cliffs Inc., 6.25%, 10/01/40(b)	7,488	5,911,419
U.S. Steel Corp., 6.65%, 06/01/37	8,698	8,450,540
		14,361,959
Leisure Time — 1.8%
Carnival Corp., 6.65%, 01/15/28(b)	6,369	6,489,012
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	15,258	14,623,706
7.50%, 10/15/27(b)	9,519	10,024,830
		31,137,548
Lodging — 0.7%
Travel & Leisure Co., 6.00%, 04/01/27(b)	12,580	12,649,558
Manufacturing — 0.7%
Hillenbrand Inc., 5.00%, 09/15/26	11,865	11,693,878
Media — 2.0%
Belo Corp.
7.25%, 09/15/27(b)	7,666	7,867,255
7.75%, 06/01/27(b)	6,391	6,586,312
Historic TW Inc., 8.30%, 01/15/36(b)(f)	4,613	5,077,147
Liberty Interactive LLC
8.25%, 02/01/30(b)	15,791	5,900,813
8.50%, 07/15/29(b)	9,132	3,520,726
Warner Media LLC, 7.63%, 04/15/31(b)	5,072	5,509,908
		34,462,161
Mining — 1.2%
Alcoa Nederland Holding BV
4.13%, 03/31/29(a)(b)	15,327	14,238,891
6.13%, 05/15/28(a)(b)	6,967	6,940,411
		21,179,302
Office & Business Equipment — 0.5%
Xerox Corp.
4.80%, 03/01/35(b)	7,887	3,369,526
6.75%, 12/15/39(b)	11,045	4,808,451
		8,177,977
Office Furnishings — 0.8%
Steelcase Inc., 5.13%, 01/18/29	14,103	13,410,724
Security	Par (000)	Value
Oil & Gas — 2.3%
Global Marine Inc., 7.00%, 06/01/28(b)	$8,300	$7,120,027
Murphy Oil Corp., 5.88%, 12/01/42	10,706	7,859,172
Transocean Inc.
6.80%, 03/15/38(b)	19,189	11,812,734
7.50%, 04/15/31(b)	12,432	8,838,154
9.35%, 12/15/41(b)	5,743	4,123,583
		39,753,670
Packaging & Containers — 1.6%
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26(b)	11,235	11,546,086
Pactiv LLC, 8.38%, 04/15/27	331	358,285
Sealed Air Corp., 6.88%, 07/15/33(a)(b)	14,085	14,621,850
		26,526,221
Pipelines — 5.8%
Buckeye Partners LP
3.95%, 12/01/26	18,073	17,619,599
4.13%, 12/01/27(b)	11,831	11,366,624
5.60%, 10/15/44	9,327	7,641,869
5.85%, 11/15/43(b)	12,387	10,399,771
6.75%, 08/15/33(b)	2,746	2,755,964
Rockies Express Pipeline LLC
4.80%, 05/15/30(a)	11,110	10,408,221
4.95%, 07/15/29(a)(b)	17,380	16,623,986
6.88%, 04/15/40(a)	15,793	14,904,747
7.50%, 07/15/38(a)(b)	7,925	7,779,790
		99,500,571
Real Estate Investment Trusts — 9.4%
Brandywine Operating Partnership LP
3.95%, 11/15/27(b)	14,077	13,265,745
4.55%, 10/01/29(b)	11,226	10,243,803
8.30%, 03/15/28(b)	11,255	11,631,506
Diversified Healthcare Trust, 4.75%, 02/15/28(b)	15,409	13,787,249
Hudson Pacific Properties LP
3.25%, 01/15/30(b)	12,621	8,357,406
3.95%, 11/01/27(b)	12,627	10,966,225
4.65%, 04/01/29(b)	15,787	11,305,444
5.95%, 02/15/28(b)	11,046	9,226,459
Service Properties Trust
3.95%, 01/15/28(b)	11,320	9,985,599
4.38%, 02/15/30(b)	11,319	8,445,071
4.75%, 10/01/26(b)	12,748	12,349,648
4.95%, 02/15/27(b)	11,393	10,830,328
4.95%, 10/01/29(b)	12,018	9,431,872
Vornado Realty LP
2.15%, 06/01/26	12,341	11,899,678
3.40%, 06/01/31	11,273	9,599,741
		161,325,774
Retail — 13.6%
Advance Auto Parts Inc.
1.75%, 10/01/27	11,225	10,091,065
3.50%, 03/15/32(b)	11,150	9,313,489
3.90%, 04/15/30(b)	15,807	14,219,475
5.95%, 03/09/28(b)	9,557	9,478,257
Bath & Body Works Inc.
6.95%, 03/01/33(b)	9,068	8,979,809
7.60%, 07/15/37(b)	6,385	6,302,893
Kohl's Corp.
4.63%, 05/01/31(b)	15,803	9,895,847
5.55%, 07/17/45(b)	13,478	6,406,431
Macy's Retail Holdings LLC
4.30%, 02/15/43(b)	7,879	4,727,611
57
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Fallen Angels USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
4.50%, 12/15/34(b)	$11,372	$8,656,954
5.13%, 01/15/42	7,877	5,166,585
6.38%, 03/15/37	6,263	4,910,986
6.70%, 07/15/34(a)(b)	5,787	4,849,639
Nordstrom Inc.
4.00%, 03/15/27(b)	8,327	7,954,240
4.25%, 08/01/31	10,215	8,699,068
4.38%, 04/01/30(b)	11,918	10,567,712
5.00%, 01/15/44(b)	23,039	16,149,369
6.95%, 03/15/28(b)	7,202	7,254,837
QVC Inc.
5.45%, 08/15/34(b)	12,624	6,189,085
5.95%, 03/15/43(b)	9,502	4,305,174
Walgreen Co., 4.40%, 09/15/42(b)	3,182	2,880,387
Walgreens Boots Alliance Inc.
3.20%, 04/15/30(b)	6,630	6,238,934
3.45%, 06/01/26	18,650	18,216,424
4.10%, 04/15/50(b)	8,470	7,399,378
4.50%, 11/18/34(b)	4,041	3,804,096
4.65%, 06/01/46(b)	3,963	3,594,976
4.80%, 11/18/44(b)	8,739	8,072,821
Yum! Brands Inc.
5.35%, 11/01/43(b)	8,754	8,027,711
6.88%, 11/15/37	10,309	10,716,445
		233,069,698
Telecommunications — 11.1%
Embarq Corp., 8.00%, 06/01/36(b)	38,331	17,257,415
Frontier Florida LLC, Series E, 6.86%, 02/01/28(b)	9,495	9,719,873
Frontier North Inc., Series G, 6.73%, 02/15/28(b)	6,386	6,486,270
Lumen Technologies Inc.
Series P, 7.60%, 09/15/39(b)	11,177	8,203,925
Series U, 7.65%, 03/15/42	9,202	6,686,178
Rogers Communications Inc., 5.25%, 03/15/82, (5-year CMT + 3.590%)(a)(b)(c)	23,123	22,532,630
Telecom Italia Capital SA
6.00%, 09/30/34(b)	12,519	12,094,369
6.38%, 11/15/33(b)	12,483	12,485,970
7.20%, 07/18/36	12,498	12,806,837
7.72%, 06/04/38	12,472	13,006,378
U.S. Cellular Corp., 6.70%, 12/15/33(b)	16,842	18,230,387
Vodafone Group PLC, 7.00%, 04/04/79, (5-year USD Swap + 4.873%)(b)(c)	49,971	51,385,971
		190,896,203
Transportation — 0.6%
XPO CNW Inc., 6.70%, 05/01/34	9,492	9,660,751
Total Corporate Bonds & Notes — 97.3% (Cost: $1,809,123,834)		1,667,970,736
Security	Shares	Value
Common Stocks
Office REITs — 0.0%
Office Properties Income Trust, NVS	87,228	$35,763
Total Common Stocks — 0.0% (Cost $0)		35,763
Total Long-Term Investments — 97.3% (Cost: $1,809,123,834)		1,668,006,499
Short-Term Securities
Money Market Funds — 19.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(g)(h)(i)	337,663,572	337,798,638
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(g)(h)	2,450,000	2,450,000
Total Short-Term Securities — 19.8% (Cost: $340,139,988)		340,248,638
Total Investments — 117.1% (Cost: $2,149,263,822)		2,008,255,137
Liabilities in Excess of Other Assets — (17.1)%		(293,900,929)
Net Assets — 100.0%		$1,714,354,208

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Perpetual security with no stated maturity date.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
58

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Fallen Angels USD Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$341,593,881	$—	$(3,696,432)(a)	$(15,342)	$(83,469)	$337,798,638	337,663,572	$1,174,899 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	12,240,000	—	(9,790,000)(a)	—	—	2,450,000	2,450,000	527,200	—
				$(15,342)	$(83,469)	$340,248,638		$1,702,099	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,667,970,736	$—	$1,667,970,736
Common Stocks	—	35,763	—	35,763
Short-Term Securities
Money Market Funds	340,248,638	—	—	340,248,638
	$340,248,638	$1,668,006,499	$—	$2,008,255,137
See notes to financial statements.
59
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
April 30, 2025

	iShares 0-5 Year High Yield Corporate Bond ETF	iShares Broad USD High Yield Corporate Bond ETF	iShares ESG Advanced High Yield Corporate Bond ETF	iShares Fallen Angels USD Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$5,861,439,437	$20,900,139,841	$175,961,299	$1,668,006,499
Investments, at value—affiliated(c)	1,170,264,026	4,451,291,099	50,618,337	340,248,638
Cash	—	7,194,954	2,528	10,720
Foreign currency, at value(d)	9,025	558	91	—
Receivables:
Investments sold	46,994,579	86,423,192	3,191,982	26,954,794
Securities lending income—affiliated	465,931	1,338,503	14,657	165,756
Loans	158,906	62,680	—	—
Capital shares sold	4,233,003	15,911,662	—	—
Dividends—affiliated	130,553	189,393	2,750	46,593
Interest—unaffiliated	100,063,226	364,546,761	2,774,435	26,901,334
Other assets	158,220	—	—	—
Total assets	7,183,916,906	25,827,098,643	232,566,079	2,062,334,334
LIABILITIES
Bank overdraft	1,000,374	—	—	—
Collateral on securities loaned, at value	1,126,530,440	4,388,046,914	49,680,276	338,006,226
Payables:
Investments purchased	59,998,567	82,758,791	2,793,680	9,590,767
Investment advisory fees	1,472,913	1,293,538	51,537	383,133
Total liabilities	1,189,002,294	4,472,099,243	52,525,493	347,980,126
Commitments and contingent liabilities
NET ASSETS	$5,994,914,612	$21,354,999,400	$180,040,586	$1,714,354,208
NET ASSETS CONSIST OF
Paid-in capital	$6,586,953,092	$22,247,894,868	$194,957,404	$2,004,386,086
Accumulated loss	(592,038,480)	(892,895,468)	(14,916,818)	(290,031,878)
NET ASSETS	$5,994,914,612	$21,354,999,400	$180,040,586	$1,714,354,208
NET ASSET VALUE
Shares outstanding	142,200,000	584,850,000	3,900,000	65,300,000
Net asset value	$42.16	$36.51	$46.16	$26.25
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$5,942,757,643	$21,626,621,707	$180,613,567	$1,809,123,834
(b) Securities loaned, at value	$1,082,732,323	$4,197,315,621	$47,695,737	$324,476,475
(c) Investments, at cost—affiliated	$1,169,873,293	$4,450,511,655	$50,604,159	$340,139,988
(d) Foreign currency, at cost	$8,503	$514	$84	$—
See notes to financial statements.
Statements of Assets and Liabilities
60

Statements of Operations (unaudited)
Six Months Ended April 30, 2025

	iShares 0-5 Year High Yield Corporate Bond ETF	iShares Broad USD High Yield Corporate Bond ETF	iShares ESG Advanced High Yield Corporate Bond ETF	iShares Fallen Angels USD Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$665,085	$1,405,478	$57,131	$527,200
Interest—unaffiliated	232,922,840	676,803,406	5,493,062	61,298,888
Securities lending income—affiliated—net	2,901,658	8,289,564	86,008	1,174,899
Other income—unaffiliated	212,857	225,118	2,769	—
Total investment income	236,702,440	686,723,566	5,638,970	63,000,987
EXPENSES
Investment advisory	8,937,911	7,600,555	289,855	2,411,761
Interest expense	154	61	—	—
Total expenses	8,938,065	7,600,616	289,855	2,411,761
Net investment income	227,764,375	679,122,950	5,349,115	60,589,226
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(588,682)	(11,586,172)	(130,735)	(1,721,113)
Investments—affiliated	(28,309)	(180,302)	(1,818)	(15,342)
In-kind redemptions—unaffiliated(a)	(3,788,738)	112,634,021	276,049	8,830,509
	(4,405,729)	100,867,547	143,496	7,094,054
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(130,920,783)	(447,118,980)	(1,858,182)	(67,675,226)
Investments—affiliated	(283,384)	(863,742)	(9,646)	(83,469)
Foreign currency translations	357	23	4	—
	(131,203,810)	(447,982,699)	(1,867,824)	(67,758,695)
Net realized and unrealized loss	(135,609,539)	(347,115,152)	(1,724,328)	(60,664,641)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$92,154,836	$332,007,798	$3,624,787	$(75,415)
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
61
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares 0-5 Year High Yield Corporate Bond ETF		iShares Broad USD High Yield Corporate Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$227,764,375	$397,070,001	$679,122,950	$942,945,536
Net realized gain (loss)	(4,405,729)	(24,389,193)	100,867,547	75,915,587
Net change in unrealized appreciation (depreciation)	(131,203,810)	330,894,826	(447,982,699)	858,806,844
Net increase in net assets resulting from operations	92,154,836	703,575,634	332,007,798	1,877,667,967
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(226,328,570)(b)	(388,893,337)	(686,910,929)(b)	(885,241,007)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	125,582,438	1,094,480,264	1,105,151,838	10,596,189,652
NET ASSETS
Total increase (decrease) in net assets	(8,591,296)	1,409,162,561	750,248,707	11,588,616,612
Beginning of period	6,003,505,908	4,594,343,347	20,604,750,693	9,016,134,081
End of period	$5,994,914,612	$6,003,505,908	$21,354,999,400	$20,604,750,693

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
62

Statements of Changes in Net Assets(continued)

	iShares ESG Advanced High Yield Corporate Bond ETF		iShares Fallen Angels USD Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$5,349,115	$8,406,731	$60,589,226	$102,154,262
Net realized gain (loss)	143,496	(2,006,495)	7,094,054	(16,730,256)
Net change in unrealized appreciation (depreciation)	(1,867,824)	13,579,448	(67,758,695)	153,093,416
Net increase (decrease) in net assets resulting from operations	3,624,787	19,979,684	(75,415)	238,517,422
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,246,861)(b)	(8,341,647)	(60,950,211)(b)	(100,134,248)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	23,285,444	36,695,567	(32,173,288)	411,137,004
NET ASSETS
Total increase (decrease) in net assets	21,663,370	48,333,604	(93,198,914)	549,520,178
Beginning of period	158,377,216	110,043,612	1,807,553,122	1,258,032,944
End of period	$180,040,586	$158,377,216	$1,714,354,208	$1,807,553,122

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
63
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares 0-5 Year High Yield Corporate Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of period	$42.97	$40.44	$40.83	$45.51	$43.75	$46.20
Net investment income(a)	1.55	2.92	2.64	2.10	2.09	2.26
Net realized and unrealized gain (loss)(b)	(0.82)	2.49	(0.36)	(4.58)	1.90	(2.36)
Net increase (decrease) from investment operations	0.73	5.41	2.28	(2.48)	3.99	(0.10)
Distributions from net investment income(c)	(1.54)(d)	(2.88)	(2.67)	(2.20)	(2.23)	(2.35)
Net asset value, end of period	$42.16	$42.97	$40.44	$40.83	$45.51	$43.75
Total Return(e)
Based on net asset value	1.69%(f)	13.78%	5.69%	(5.55)%	9.25%	(0.10)%
Ratios to Average Net Assets(g)
Total expenses	0.30%(h)	0.31%(i)	0.30%	0.30%	0.30%	0.30%
Net investment income	7.33%(h)	6.92%	6.42%	4.90%	4.59%	5.15%
Supplemental Data
Net assets, end of period (000)	$5,994,915	$6,003,506	$4,594,343	$6,977,147	$5,433,846	$4,904,298
Portfolio turnover rate(j)	14%	36%	26%	23%	39%	45%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Includes non-recurring expense of litigation fees. Without this cost, total expenses would have been 0.30%.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
64

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Broad USD High Yield Corporate Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of period	$37.17	$34.11	$34.49	$41.21	$39.34	$40.61
Net investment income(a)	1.28	2.54	2.32	2.03	2.02	2.21
Net realized and unrealized gain (loss)(b)	(0.65)	2.99	(0.34)	(6.68)	1.97	(1.23)
Net increase (decrease) from investment operations	0.63	5.53	1.98	(4.65)	3.99	0.98
Distributions from net investment income(c)	(1.29)(d)	(2.47)	(2.36)	(2.07)	(2.12)	(2.25)
Net asset value, end of period	$36.51	$37.17	$34.11	$34.49	$41.21	$39.34
Total Return(e)
Based on net asset value	1.70%(f)	16.68%	5.80%	(11.59)%	10.31%	2.61%
Ratios to Average Net Assets(g)
Total expenses	0.08%(h)	0.09%(i)	0.22%	0.22%	0.22%	0.22%
Total expenses after fees waived	0.08%(h)	0.09%(i)	0.15%	0.15%	0.15%	0.15%
Net investment income	6.98%(h)	6.96%	6.65%	5.42%	4.91%	5.67%
Supplemental Data
Net assets, end of period (000)	$21,354,999	$20,604,751	$9,016,134	$8,114,659	$8,308,643	$6,194,074
Portfolio turnover rate(j)	7%	21%	13%	12%	24%	21%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Includes non-recurring expense of litigation fees. Without this cost, total expenses would have been 0.08%.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
65
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares ESG Advanced High Yield Corporate Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of period	$46.58	$42.32	$43.32	$51.90	$51.03	$51.81
Net investment income(a)	1.48	2.92	2.57	2.13	1.97	2.41
Net realized and unrealized gain (loss)(b)	(0.42)	4.27	(0.95)	(8.21)	1.18	(0.73)
Net increase (decrease) from investment operations	1.06	7.19	1.62	(6.08)	3.15	1.68
Distributions(c)
From net investment income	(1.48)(d)	(2.93)	(2.62)	(2.21)	(2.07)	(2.46)
From net realized gain	—	—	—	(0.29)	(0.21)	—
Total distributions	(1.48)	(2.93)	(2.62)	(2.50)	(2.28)	(2.46)
Net asset value, end of period	$46.16	$46.58	$42.32	$43.32	$51.90	$51.03
Total Return(e)
Based on net asset value	2.30%(f)	17.45%	3.70%	(12.03)%	6.25%	3.42%
Ratios to Average Net Assets(g)
Total expenses	0.35%(h)	0.35%	0.35%	0.35%	0.35%	0.47%
Net investment income	6.46%(h)	6.44%	5.89%	4.53%	3.78%	4.78%
Supplemental Data
Net assets, end of period (000)	$180,041	$158,377	$110,044	$129,965	$124,566	$61,235
Portfolio turnover rate(i)	12%	30%	28%	23%	43%	85%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
66

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Fallen Angels USD Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of period	$26.96	$24.50	$24.21	$30.04	$27.29	$26.58
Net investment income(a)	0.83	1.63	1.32	1.10	1.06	1.54
Net realized and unrealized gain (loss)(b)	(0.70)	2.45	0.37	(5.79)	2.83	0.65
Net increase (decrease) from investment operations	0.13	4.08	1.69	(4.69)	3.89	2.19
Distributions from net investment income(c)	(0.84)(d)	(1.62)	(1.40)	(1.14)	(1.14)	(1.48)
Net asset value, end of period	$26.25	$26.96	$24.50	$24.21	$30.04	$27.29
Total Return(e)
Based on net asset value	0.46%(f)	17.00%	7.06%	(15.88)%	14.45%	8.68%
Ratios to Average Net Assets(g)
Total expenses	0.25%(h)	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	6.28%(h)	6.17%	5.31%	4.02%	3.57%	5.84%
Supplemental Data
Net assets, end of period (000)	$1,714,354	$1,807,553	$1,258,033	$1,677,473	$4,676,501	$321,971
Portfolio turnover rate(i)	11%	22%	26%	26%	21%	51%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
67
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
0-5 Year High Yield Corporate Bond	Diversified
Broad USD High Yield Corporate Bond	Diversified
ESG Advanced High Yield Corporate Bond	Diversified
Fallen Angels USD Bond	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
Notes to Financial Statements
68

Notes to Financial Statements (unaudited) (continued)
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
69
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
0-5 Year High Yield Corporate Bond
Barclays Bank PLC	$182,258,663	$(182,258,663)	$—	$—
Barclays Capital, Inc.	10,581,544	(10,581,544)	—	—
BMO Capital Markets Corp.	1,408,765	(1,408,765)	—	—
BNP Paribas SA	156,471,799	(156,471,799)	—	—
BofA Securities, Inc.	25,397,587	(20,389,017)	—	5,008,570(b)
Citadel Clearing LLC	21,136,394	(21,136,394)	—	—
Citigroup Global Markets, Inc.	22,242,457	(22,242,457)	—	—
Deutsche Bank Securities, Inc.	146,603,318	(146,603,318)	—	—
Goldman Sachs & Co. LLC	66,621,073	(66,621,073)	—	—
HSBC Securities (USA), Inc.	441,667	(441,667)	—	—
J.P. Morgan Securities LLC	108,433,725	(108,433,725)	—	—
Jefferies LLC	15,751,219	(15,751,219)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	222,520	(222,520)	—	—
Morgan Stanley	97,641,547	(97,641,547)	—	—
National Bank Financial Inc.	377,428	(377,428)	—	—
Nomura Securities International, Inc.	6,947,262	(6,947,262)	—	—
Pershing LLC	12,549,900	(12,549,900)	—	—
RBC Capital Markets LLC	112,946,137	(112,946,137)	—	—
Scotia Capital (USA), Inc.	31,013,679	(31,013,679)	—	—
Scotia Capital Inc	25,652,468	(25,652,468)	—	—
State Street Bank & Trust Co.	2,519,430	(2,519,430)	—	—
TD Securities (USA) LLC	3,110,357	(3,110,357)	—	—
Toronto-Dominion Bank	19,820,919	(19,820,919)	—	—
UBS AG	20,730	(20,730)	—	—
UBS Securities LLC	1,510,719	(1,510,719)	—	—
Wells Fargo Bank N.A.	2,159,389	(2,159,389)	—	—
Wells Fargo Securities LLC	8,891,627	(8,891,627)	—	—
	$1,082,732,323	$(1,077,723,753)	$—	$5,008,570
Notes to Financial Statements
70

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Broad USD High Yield Corporate Bond
Barclays Bank PLC	$983,071,853	$(983,071,853)	$—	$—
Barclays Capital, Inc.	72,343,335	(72,343,335)	—	—
BMO Capital Markets Corp.	36,276,786	(36,276,786)	—	—
BNP Paribas SA	429,614,675	(429,614,675)	—	—
BofA Securities, Inc.	76,471,658	(76,471,658)	—	—
Citadel Clearing LLC	85,183,192	(85,183,192)	—	—
Citigroup Global Markets, Inc.	66,883,944	(66,883,944)	—	—
Goldman Sachs & Co. LLC	244,797,809	(244,797,809)	—	—
J.P. Morgan Securities LLC	474,512,414	(474,512,414)	—	—
Jefferies LLC	70,559,842	(70,559,842)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	16,278,375	(16,278,375)	—	—
Morgan Stanley	437,506,143	(437,506,143)	—	—
Nomura Securities International, Inc.	23,487,524	(23,487,524)	—	—
Pershing LLC	38,244,566	(38,244,566)	—	—
RBC Capital Markets LLC	574,164,329	(574,164,329)	—	—
Scotia Capital (USA), Inc.	163,965,686	(163,965,686)	—	—
Scotia Capital Inc	111,761,762	(111,761,762)	—	—
State Street Bank & Trust Co.	49,031,733	(49,031,733)	—	—
TD Securities (USA) LLC	19,285,266	(19,285,266)	—	—
Toronto-Dominion Bank	125,120,568	(125,120,568)	—	—
UBS AG	2,482,839	(2,482,839)	—	—
UBS Securities LLC	10,762,154	(10,762,154)	—	—
Wells Fargo Bank N.A.	20,538,778	(20,538,778)	—	—
Wells Fargo Securities LLC	64,970,390	(64,970,390)	—	—
	$4,197,315,621	$(4,197,315,621)	$—	$—
ESG Advanced High Yield Corporate Bond
Barclays Bank PLC	$12,887,137	$(12,887,137)	$—	$—
Barclays Capital, Inc.	672,722	(672,722)	—	—
BNP Paribas SA	6,567,063	(6,567,063)	—	—
Citigroup Global Markets, Inc.	1,081,187	(1,081,187)	—	—
J.P. Morgan Securities LLC	6,733,610	(6,733,610)	—	—
Jefferies LLC	892,940	(892,940)	—	—
Morgan Stanley	3,569,995	(3,569,995)	—	—
Pershing LLC	613,456	(613,456)	—	—
RBC Capital Markets LLC	8,111,772	(8,111,772)	—	—
Scotia Capital (USA), Inc.	2,333,455	(2,333,455)	—	—
Scotia Capital Inc	522,933	(522,933)	—	—
State Street Bank & Trust Co.	1,403,431	(1,403,431)	—	—
Toronto-Dominion Bank	970,306	(970,306)	—	—
UBS AG	541,111	(541,111)	—	—
UBS Securities LLC	99,219	(99,219)	—	—
Wells Fargo Bank N.A.	537,828	(537,828)	—	—
Wells Fargo Securities LLC	157,572	(157,572)	—	—
	$47,695,737	$(47,695,737)	$—	$—
71
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Fallen Angels USD Bond
Barclays Bank PLC	$125,813,350	$(125,813,350)	$—	$—
BMO Capital Markets Corp.	920,875	(920,875)	—	—
BNP Paribas SA	41,388,469	(41,388,469)	—	—
BofA Securities, Inc.	6,191,565	(6,191,565)	—	—
Citigroup Global Markets, Inc.	1,582,267	(1,582,267)	—	—
Goldman Sachs & Co. LLC	20,637,363	(20,637,363)	—	—
J.P. Morgan Securities LLC	38,984,894	(38,984,894)	—	—
Jefferies LLC	12,819,154	(12,819,154)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	1,013,373	(1,013,373)	—	—
Morgan Stanley	23,520,122	(23,520,122)	—	—
Pershing LLC	4,835,578	(4,835,578)	—	—
RBC Capital Markets LLC	19,647,167	(19,647,167)	—	—
Scotia Capital (USA), Inc.	7,094,859	(7,094,859)	—	—
Scotia Capital Inc	4,257,430	(4,257,430)	—	—
State Street Bank & Trust Co.	4,910,601	(4,910,601)	—	—
Toronto-Dominion Bank	2,749,648	(2,749,648)	—	—
UBS Securities LLC	833,129	(833,129)	—	—
Wells Fargo Bank N.A.	382,050	(382,050)	—	—
Wells Fargo Securities LLC	6,894,581	(6,894,581)	—	—
	$324,476,475	$(324,476,475)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of April 30, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
0-5 Year High Yield Corporate Bond	0.30%
Broad USD High Yield Corporate Bond	0.08
ESG Advanced High Yield Corporate Bond	0.35
Fallen Angels USD Bond	0.25
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the
Notes to Financial Statements
72

Notes to Financial Statements (unaudited) (continued)
collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
0-5 Year High Yield Corporate Bond	$825,530
Broad USD High Yield Corporate Bond	2,460,540
ESG Advanced High Yield Corporate Bond	25,712
Fallen Angels USD Bond	326,631
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended April 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
0-5 Year High Yield Corporate Bond	$926,526,976	$856,469,432
Broad USD High Yield Corporate Bond	1,423,942,841	1,332,754,522
ESG Advanced High Yield Corporate Bond	20,892,867	19,239,076
Fallen Angels USD Bond	200,308,857	235,746,655
For the six months ended April 30, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
0-5 Year High Yield Corporate Bond	$785,192,502	$768,569,325
Broad USD High Yield Corporate Bond	7,770,657,707	6,825,815,759
ESG Advanced High Yield Corporate Bond	35,357,735	13,434,727
Fallen Angels USD Bond	484,781,159	499,021,267
73
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of October 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
0-5 Year High Yield Corporate Bond	$(537,496,773)
Broad USD High Yield Corporate Bond	(354,169,509)
ESG Advanced High Yield Corporate Bond	(10,969,499)
Fallen Angels USD Bond	(159,951,517)
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
0-5 Year High Yield Corporate Bond	$7,116,650,827	$76,544,167	$(161,491,531)	$(84,947,364)
Broad USD High Yield Corporate Bond	26,105,116,657	82,241,730	(835,927,447)	(753,685,717)
ESG Advanced High Yield Corporate Bond	231,604,945	2,191,514	(7,216,823)	(5,025,309)
Fallen Angels USD Bond	2,154,342,822	14,341,771	(160,429,456)	(146,087,685)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Notes to Financial Statements
74

Notes to Financial Statements (unaudited) (continued)
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/25		Year Ended 10/31/24
iShares ETF	Shares	Amount	Shares	Amount
0-5 Year High Yield Corporate Bond
Shares sold	21,400,000	$913,524,583	51,200,000	$2,155,851,927
Shares redeemed	(18,900,000)	(787,942,145)	(25,100,000)	(1,061,371,663)
	2,500,000	$125,582,438	26,100,000	$1,094,480,264
Broad USD High Yield Corporate Bond
Shares sold	219,350,000	$8,071,074,251	438,550,000	$16,005,843,297
Shares redeemed	(188,800,000)	(6,965,922,413)	(148,600,000)	(5,409,653,645)
	30,550,000	$1,105,151,838	289,950,000	$10,596,189,652
75
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
	Six Months Ended 04/30/25		Year Ended 10/31/24
iShares ETF	Shares	Amount	Shares	Amount
ESG Advanced High Yield Corporate Bond
Shares sold	800,000	$37,095,884	900,000	$41,254,827
Shares redeemed	(300,000)	(13,810,440)	(100,000)	(4,559,260)
	500,000	$23,285,444	800,000	$36,695,567
Fallen Angels USD Bond
Shares sold	18,400,000	$492,801,180	28,200,000	$741,783,562
Shares redeemed	(20,150,000)	(524,974,468)	(12,500,000)	(330,646,558)
	(1,750,000)	$(32,173,288)	15,700,000	$411,137,004
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
76

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
77
2025 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
NVS	Non-Voting Shares
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Glossary of Terms Used in this Report
78

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, or Markit Indices Limited, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

April 30, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares 1-3 Year International Treasury Bond ETF | ISHG | NASDAQ
• iShares International Treasury Bond ETF | IGOV | NASDAQ

2

Schedule of Investments (unaudited)
April 30, 2025
iShares® 1-3 Year International Treasury Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Government Obligations
Australia — 4.6%
Australia Government Bond
0.50%, 09/21/26(a)	AUD7,650	$4,712,384
2.75%, 11/21/27(a)	AUD6,109	3,861,154
4.75%, 04/21/27(a)	AUD7,131	4,693,925
		13,267,463
Austria — 4.5%
Republic of Austria Government Bond
0.50%, 04/20/27(b)	EUR3,090	3,408,795
0.75%, 10/20/26(b)	EUR3,843	4,287,588
0.75%, 02/20/28(b)	EUR2,788	3,053,529
2.00%, 07/15/26(b)	EUR723	821,016
6.25%, 07/15/27	EUR1,227	1,518,083
		13,089,011
Belgium — 4.6%
Kingdom of Belgium Government Bond
0.00%, 10/22/27(b)	EUR2,500	2,703,265
0.80%, 06/22/27(b)	EUR3,040	3,368,445
1.00%, 06/22/26(b)	EUR2,647	2,971,667
5.50%, 03/28/28(a)	EUR3,283	4,082,732
		13,126,109
Canada — 4.5%
Canadian Government Bond
1.00%, 09/01/26	CAD1,590	1,131,362
1.00%, 06/01/27	CAD370	260,468
1.25%, 03/01/27	CAD1,674	1,187,731
1.50%, 06/01/26	CAD890	638,836
2.75%, 05/01/27	CAD1,730	1,261,384
2.75%, 09/01/27	CAD1,150	838,626
3.00%, 02/01/27	CAD2,630	1,924,826
3.25%, 11/01/26	CAD1,937	1,420,841
3.50%, 03/01/28	CAD1,486	1,106,265
4.00%, 05/01/26	CAD593	436,444
4.00%, 08/01/26	CAD3,820	2,822,383
		13,029,166
Denmark — 2.6%
Denmark Government Bond
0.50%, 11/15/27	DKK30,860	4,565,538
2.25%, 11/15/26	DKK19,130	2,938,976
		7,504,514
Finland — 3.4%
Finland Government Bond
0.00%, 09/15/26(b)	EUR2,357	2,604,951
0.50%, 09/15/27(b)	EUR4,136	4,533,614
1.38%, 04/15/27(b)	EUR2,408	2,703,080
		9,841,645
France — 8.5%
French Republic Government Bond OAT
0.00%, 02/25/27(b)	EUR2,461	2,696,501
0.25%, 11/25/26(a)(b)	EUR2,345	2,591,715
0.50%, 05/25/26(a)(b)	EUR1,360	1,519,416
0.75%, 02/25/28(a)(b)	EUR3,080	3,367,058
1.00%, 05/25/27(b)	EUR2,775	3,087,703
2.50%, 09/24/26(a)(b)	EUR3,470	3,965,584
2.50%, 09/24/27(b)	EUR3,071	3,522,471
2.75%, 10/25/27(b)	EUR3,150	3,634,139
		24,384,587
Security	Par (000)	Value
Germany — 8.5%
Bundesobligation
0.00%, 10/09/26(a)	EUR1,316	$1,455,573
0.00%, 04/16/27(a)	EUR1,872	2,052,601
1.30%, 10/15/27(a)	EUR2,656	2,980,117
2.20%, 04/13/28(a)	EUR1,410	1,616,902
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/26(a)	EUR2,560	2,839,050
0.00%, 11/15/27(a)	EUR1,364	1,479,985
0.25%, 02/15/27(a)	EUR1,424	1,573,317
0.50%, 08/15/27(a)	EUR1,960	2,161,791
0.50%, 02/15/28(a)	EUR1,940	2,124,545
5.63%, 01/04/28(a)	EUR876	1,091,932
6.50%, 07/04/27(a)	EUR846	1,055,074
Bundesschatzanweisungen
2.00%, 12/10/26(a)	EUR892	1,015,242
2.20%, 03/11/27(a)	EUR592	676,791
2.70%, 09/17/26(a)	EUR1,170	1,342,825
2.90%, 06/18/26(a)	EUR910	1,043,904
		24,509,649
Ireland — 4.4%
Ireland Government Bond
0.20%, 05/15/27(a)	EUR5,378	5,901,776
1.00%, 05/15/26(a)	EUR5,914	6,643,400
		12,545,176
Israel — 4.1%
Israel Government Bond
2.00%, 03/31/27	ILS18,218	4,819,703
3.75%, 09/30/27	ILS15,975	4,356,555
6.25%, 10/30/26	ILS9,048	2,564,241
		11,740,499
Italy — 9.3%
Italy Buoni Poliennali Del Tesoro
0.00%, 08/01/26(a)	EUR3,030	3,356,292
0.25%, 03/15/28(a)	EUR1,645	1,768,750
0.85%, 01/15/27(a)	EUR1,070	1,192,547
0.95%, 09/15/27(a)	EUR1,570	1,737,476
1.10%, 04/01/27(a)	EUR808	901,416
1.25%, 12/01/26(a)	EUR1,190	1,335,997
1.60%, 06/01/26(a)	EUR60	67,760
2.00%, 02/01/28(a)	EUR1,560	1,765,155
2.05%, 08/01/27(a)	EUR905	1,027,598
2.10%, 07/15/26(a)	EUR540	613,379
2.20%, 06/01/27(a)	EUR1,790	2,040,048
2.55%, 02/25/27(a)	EUR1,567	1,792,864
2.65%, 12/01/27(a)	EUR1,210	1,391,286
2.70%, 10/15/27(a)	EUR722	830,446
2.95%, 02/15/27(a)	EUR1,340	1,544,071
3.10%, 08/28/26(a)	EUR1,360	1,563,897
3.40%, 04/01/28(a)	EUR1,220	1,431,150
3.45%, 07/15/27(a)	EUR720	840,925
3.85%, 09/15/26(a)	EUR1,313	1,525,415
		26,726,472
Japan — 9.2%
Japan Government Five Year Bond
0.00%, 06/20/26	JPY42,900	298,125
0.00%, 09/20/26	JPY99,150	687,809
0.00%, 12/20/26	JPY101,650	703,630
0.00%, 03/20/27	JPY99,800	689,435
0.00%, 06/20/27	JPY175,950	1,213,240
0.10%, 03/20/27	JPY39,900	276,130
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 1-3 Year International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
0.10%, 09/20/27	JPY90,400	$623,607
0.10%, 03/20/28	JPY155,600	1,069,274
0.20%, 12/20/27	JPY48,650	335,854
0.20%, 03/20/28	JPY159,150	1,096,808
0.30%, 12/20/27	JPY41,400	286,554
Japan Government Ten Year Bond
0.10%, 06/20/26	JPY16,950	117,919
0.10%, 09/20/26	JPY54,050	375,443
0.10%, 12/20/26	JPY67,400	467,275
0.10%, 03/20/27	JPY51,300	355,024
0.10%, 06/20/27	JPY48,150	332,686
0.10%, 09/20/27	JPY114,750	791,581
0.10%, 12/20/27	JPY54,800	377,318
0.10%, 03/20/28	JPY64,300	441,866
Japan Government Twenty Year Bond
2.00%, 03/20/27	JPY20,050	143,744
2.10%, 12/20/26	JPY98,000	701,758
2.10%, 03/20/27	JPY43,600	313,147
2.10%, 06/20/27	JPY19,450	140,148
2.10%, 09/20/27	JPY44,050	318,430
2.10%, 12/20/27	JPY64,750	469,413
2.20%, 09/20/26	JPY69,400	496,109
2.20%, 09/20/27	JPY31,250	226,415
2.20%, 03/20/28	JPY45,650	332,841
2.30%, 06/20/26	JPY37,650	268,469
2.30%, 06/20/27	JPY89,950	650,794
2.40%, 03/20/28	JPY19,450	142,583
Japan Government Two Year Bond
0.30%, 05/01/26	JPY87,750	612,219
0.40%, 06/01/26	JPY50,300	351,171
0.40%, 07/01/26	JPY60,300	420,843
0.40%, 08/01/26	JPY361,650	2,523,355
0.40%, 09/01/26	JPY132,150	921,815
0.40%, 10/01/26	JPY73,450	512,208
0.50%, 11/01/26	JPY147,400	1,029,140
0.60%, 12/01/26	JPY106,450	744,115
0.60%, 01/01/27	JPY192,850	1,347,846
0.70%, 02/01/27	JPY113,300	793,108
0.80%, 03/01/27	JPY181,100	1,269,866
0.90%, 04/01/27	JPY183,850	1,291,772
		26,560,887
Netherlands — 4.5%
Netherlands Government Bond
0.00%, 01/15/27(b)	EUR2,827	3,110,014
0.50%, 07/15/26(b)	EUR2,735	3,050,942
0.75%, 07/15/27(b)	EUR3,747	4,150,132
5.50%, 01/15/28(b)	EUR2,198	2,725,560
		13,036,648
New Zealand — 2.3%
New Zealand Government Bond
0.50%, 05/15/26	NZD3,927	2,268,234
4.50%, 04/15/27(a)	NZD7,150	4,345,271
		6,613,505
Norway — 2.0%
Norway Government Bond
1.75%, 02/17/27(b)	NOK33,250	3,093,157
2.00%, 04/26/28(b)	NOK27,690	2,543,986
		5,637,143
Security	Par (000)	Value
Portugal — 4.5%
Portugal Obrigacoes do Tesouro OT
0.70%, 10/15/27(b)	EUR3,040	$3,348,333
2.88%, 07/21/26(b)	EUR4,265	4,892,969
4.13%, 04/14/27(b)	EUR3,962	4,684,943
		12,926,245
Singapore — 4.6%
Singapore Government Bond
1.25%, 11/01/26	SGD7,600	5,743,612
2.13%, 06/01/26	SGD2,692	2,059,428
2.88%, 09/01/27	SGD1,340	1,044,628
3.50%, 03/01/27	SGD5,430	4,261,850
		13,109,518
Spain — 5.7%
Spain Government Bond
0.00%, 01/31/27	EUR1,100	1,206,297
0.00%, 01/31/28	EUR1,715	1,839,868
0.80%, 07/30/27(b)	EUR1,087	1,201,879
1.30%, 10/31/26(b)	EUR1,345	1,511,952
1.45%, 10/31/27(b)	EUR1,560	1,746,177
1.50%, 04/30/27(b)	EUR1,636	1,840,465
1.95%, 04/30/26(b)	EUR370	419,556
2.50%, 05/31/27	EUR1,747	2,002,641
2.80%, 05/31/26	EUR1,140	1,303,383
5.90%, 07/30/26(b)	EUR2,907	3,456,143
		16,528,361
Sweden — 1.9%
Sweden Government Bond, 1.00%, 11/12/26(a)	SEK52,780	5,391,636
United Kingdom — 5.2%
United Kingdom Gilt
0.13%, 01/31/28(a)	GBP1,560	1,895,644
0.38%, 10/22/26(a)	GBP1,284	1,633,158
1.25%, 07/22/27(a)	GBP670	847,907
1.50%, 07/22/26(a)	GBP1,080	1,402,744
3.75%, 03/07/27(a)	GBP2,790	3,714,145
4.13%, 01/29/27(a)	GBP2,171	2,908,049
4.25%, 12/07/27(a)	GBP550	744,200
4.38%, 03/07/28(a)	GBP1,390	1,879,685
		15,025,532
Total Long-Term Investments — 98.9% (Cost: $279,120,355)		284,593,766
	Shares
Short-Term Securities
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	50,000	50,000
Total Short-Term Securities — 0.0% (Cost: $50,000)		50,000
Total Investments — 98.9% (Cost: $279,170,355)		284,643,766
Other Assets Less Liabilities — 1.1%		3,283,195
Net Assets — 100.0%		$287,926,961
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® 1-3 Year International Treasury Bond ETF

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$50,000 (a)	$—	$—	$—	$50,000	50,000	$1,973	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations	$—	$284,593,766	$—	$284,593,766
Short-Term Securities
Money Market Funds	50,000	—	—	50,000
	$50,000	$284,593,766	$—	$284,643,766
See notes to financial statements.
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2025
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Foreign Government Obligations
Australia — 4.6%
Australia Government Bond
0.50%, 09/21/26(a)	AUD3,031	$1,867,090
1.00%, 12/21/30(a)	AUD2,140	1,188,162
1.00%, 11/21/31(a)	AUD3,056	1,642,380
1.25%, 05/21/32	AUD3,126	1,681,542
1.50%, 06/21/31	AUD2,899	1,632,356
1.75%, 11/21/32(a)	AUD2,330	1,280,729
1.75%, 06/21/51(a)	AUD2,392	835,660
2.25%, 05/21/28(a)	AUD1,978	1,228,339
2.50%, 05/21/30	AUD2,757	1,681,829
2.75%, 11/21/27(a)	AUD2,149	1,358,262
2.75%, 11/21/28(a)	AUD2,380	1,494,400
2.75%, 11/21/29(a)	AUD4,169	2,589,993
2.75%, 06/21/35(a)	AUD3,735	2,114,786
2.75%, 05/21/41(a)	AUD1,729	886,164
3.00%, 11/21/33(a)	AUD2,162	1,282,583
3.00%, 03/21/47(a)	AUD1,957	963,108
3.25%, 04/21/29(a)	AUD2,177	1,387,171
3.25%, 06/21/39(a)	AUD1,347	760,068
3.50%, 12/21/34(a)	AUD2,358	1,437,932
3.75%, 05/21/34(a)	AUD3,502	2,190,693
3.75%, 04/21/37(a)	AUD1,375	838,119
4.25%, 06/21/34(a)	AUD798	518,290
4.25%, 12/21/35(a)	AUD1,553	1,001,121
4.25%, 03/21/36(a)	AUD1,575	1,013,689
4.50%, 04/21/33(a)	AUD5,177	3,438,526
4.75%, 04/21/27(a)	AUD2,904	1,911,535
4.75%, 06/21/54(a)	AUD776	492,295
		38,716,822
Austria — 4.5%
Republic of Austria Government Bond
0.00%, 10/20/28(b)	EUR1,083	1,142,002
0.00%, 02/20/30(b)	EUR1,540	1,565,595
0.00%, 02/20/31(b)	EUR1,670	1,645,729
0.00%, 10/20/40(b)	EUR932	642,253
0.25%, 10/20/36(b)	EUR1,109	916,996
0.50%, 04/20/27(b)	EUR2,105	2,322,173
0.50%, 02/20/29(a)(b)	EUR424	452,085
0.50%, 02/20/29(b)	EUR1,492	1,590,828
0.70%, 04/20/71(b)	EUR848	377,154
0.75%, 10/20/26(b)	EUR1,019	1,136,886
0.75%, 02/20/28(b)	EUR1,939	2,123,670
0.75%, 03/20/51(b)	EUR1,135	715,797
0.85%, 06/30/2120(b)	EUR742	293,865
0.90%, 02/20/32(b)	EUR1,605	1,630,039
1.50%, 02/20/47(b)	EUR1,244	1,009,401
1.50%, 11/02/86(b)	EUR284	169,680
1.85%, 05/23/49(b)	EUR1,040	887,747
2.00%, 07/15/26(b)	EUR803	911,862
2.10%(b)	EUR746	551,686
2.40%, 05/23/34(b)	EUR1,265	1,387,198
2.50%, 10/20/29(b)	EUR1,105	1,265,820
2.90%, 05/23/29(a)(b)	EUR539	627,337
2.90%, 02/20/33(a)(b)	EUR2,315	2,661,363
2.90%, 02/20/34(a)(b)	EUR1,640	1,872,273
2.95%, 02/20/35(b)	EUR975	1,110,096
3.15%, 06/20/44(b)	EUR1,029	1,135,278
3.15%, 10/20/53(b)	EUR1,009	1,086,580
3.20%, 07/15/39(a)	EUR668	756,056
Security	Par (000)	Value
Austria (continued)
3.45%, 10/20/30(a)(b)	EUR1,246	$1,488,206
3.80%, 01/26/62(b)	EUR513	624,623
4.15%, 03/15/37(a)(b)	EUR1,726	2,160,215
6.25%, 07/15/27	EUR1,443	1,785,325
		38,045,818
Belgium — 4.5%
Kingdom of Belgium Government Bond
0.00%, 10/22/27(b)	EUR1,275	1,378,665
0.00%, 10/22/31(a)(b)	EUR962	926,768
0.10%, 06/22/30(b)	EUR1,365	1,379,182
0.35%, 06/22/32(b)	EUR1,528	1,473,769
0.40%, 06/22/40(b)	EUR626	455,638
0.65%, 06/22/71(b)	EUR556	218,185
0.80%, 06/22/27(b)	EUR1,074	1,190,036
0.80%, 06/22/28(b)	EUR1,322	1,442,817
0.90%, 06/22/29(b)	EUR1,761	1,895,402
1.00%, 06/22/26(b)	EUR1,775	1,992,712
1.00%, 06/22/31(b)	EUR1,391	1,443,901
1.25%, 04/22/33(b)	EUR1,408	1,429,806
1.40%, 06/22/53(b)	EUR1,038	699,542
1.45%, 06/22/37(b)	EUR635	591,530
1.60%, 06/22/47(b)	EUR708	552,226
1.70%, 06/22/50(b)	EUR894	679,031
1.90%, 06/22/38(b)	EUR1,040	1,002,147
2.15%, 06/22/66(b)	EUR695	515,672
2.25%, 06/22/57(b)	EUR764	613,898
2.70%, 10/22/29(b)	EUR1,107	1,278,269
2.75%, 04/22/39(b)	EUR98	103,625
2.75%, 04/22/39(a)(b)	EUR450	475,831
2.85%, 10/22/34(a)(b)	EUR1,411	1,584,546
3.00%, 06/22/33(b)	EUR917	1,055,341
3.00%, 06/22/33(a)(b)	EUR886	1,019,664
3.00%, 06/22/34(b)	EUR1,073	1,225,516
3.10%, 06/22/35(b)	EUR593	675,206
3.30%, 06/22/54(b)	EUR336	347,827
3.30%, 06/22/54(a)(b)	EUR604	625,260
3.45%, 06/22/42(b)	EUR473	529,033
3.45%, 06/22/43(a)(b)	EUR502	560,274
3.50%, 06/22/55(b)	EUR201	214,724
3.50%, 06/22/55(a)(b)	EUR543	580,075
3.75%, 06/22/45(a)	EUR1,032	1,192,064
4.00%, 03/28/32(a)	EUR707	870,285
4.25%, 03/28/41(b)	EUR1,418	1,754,120
5.00%, 03/28/35(b)	EUR1,809	2,401,645
5.50%, 03/28/28(a)	EUR1,304	1,621,396
		37,995,628
Canada — 4.6%
Canada Government Bond
1.25%, 06/01/30	CAD756	510,347
1.50%, 12/01/31	CAD1,276	850,661
2.25%, 12/01/29(b)	CAD335	238,786
3.25%, 12/01/33	CAD427	315,492
3.50%, 12/01/57	CAD420	307,432
Canadian Government Bond
0.50%, 12/01/30	CAD1,310	839,679
1.00%, 09/01/26	CAD581	413,409
1.00%, 06/01/27	CAD746	525,160
1.25%, 03/01/27	CAD273	193,698
1.25%, 06/01/30	CAD1,443	974,114
1.50%, 06/01/26	CAD210	150,737
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
1.50%, 06/01/31	CAD2,159	$1,451,444
1.50%, 12/01/31	CAD852	567,996
1.75%, 12/01/53	CAD1,661	838,584
2.00%, 06/01/28	CAD340	242,851
2.00%, 06/01/32	CAD2,102	1,436,926
2.00%, 12/01/51	CAD2,522	1,373,123
2.25%, 06/01/29	CAD456	326,312
2.50%, 12/01/32	CAD1,306	919,287
2.75%, 05/01/27	CAD600	437,474
2.75%, 09/01/27	CAD424	309,198
2.75%, 03/01/30	CAD4,458	3,244,872
2.75%, 06/01/33	CAD796	568,263
2.75%, 12/01/48	CAD1,386	897,472
2.75%, 12/01/55	CAD2,403	1,520,186
2.75%, 12/01/64	CAD327	206,772
3.00%, 02/01/27	CAD1,420	1,039,260
3.00%, 06/01/34	CAD3,219	2,327,085
3.25%, 11/01/26	CAD2,417	1,772,934
3.25%, 09/01/28	CAD1,937	1,435,060
3.25%, 12/01/33	CAD616	455,137
3.25%, 12/01/34	CAD1,798	1,322,468
3.25%, 06/01/35	CAD940	689,706
3.50%, 03/01/28	CAD572	425,830
3.50%, 09/01/29	CAD2,016	1,513,331
3.50%, 03/01/34	CAD1,470	1,105,678
3.50%, 12/01/45	CAD522	386,127
4.00%, 05/01/26	CAD2,289	1,684,688
4.00%, 08/01/26	CAD2,781	2,054,725
4.00%, 03/01/29	CAD1,626	1,238,996
4.00%, 06/01/41	CAD549	433,099
5.00%, 06/01/37	CAD438	375,328
5.75%, 06/01/29	CAD340	276,619
5.75%, 06/01/33	CAD546	473,898
		38,670,244
Denmark — 2.2%
Denmark Government Bond
0.00%, 11/15/31	DKK13,048	1,735,449
0.25%, 11/15/52	DKK20,284	1,646,701
0.50%, 11/15/27	DKK16,524	2,444,619
0.50%, 11/15/29	DKK15,486	2,216,550
2.25%, 11/15/26	DKK7,453	1,145,018
2.25%, 11/15/33	DKK23,582	3,583,755
4.50%, 11/15/39	DKK30,990	5,789,898
		18,561,990
Finland — 4.5%
Finland Government Bond
0.00%, 09/15/26(a)(b)	EUR72	79,574
0.00%, 09/15/26(b)	EUR1,188	1,312,975
0.00%, 09/15/30(b)	EUR1,478	1,476,947
0.13%, 09/15/31(b)	EUR2,606	2,544,686
0.13%, 04/15/36(b)	EUR1,435	1,188,311
0.13%, 04/15/52(b)	EUR1,133	561,488
0.25%, 09/15/40(b)	EUR988	712,597
0.50%, 09/15/27(b)	EUR1,787	1,958,793
0.50%, 09/15/28(b)	EUR2,360	2,539,289
0.50%, 09/15/29(b)	EUR2,942	3,097,481
0.50%, 04/15/43(a)(b)	EUR1,240	873,000
0.75%, 04/15/31(b)	EUR1,091	1,121,875
1.13%, 04/15/34(b)	EUR1,233	1,210,764
1.38%, 04/15/27(b)	EUR684	767,818
Security	Par (000)	Value
Finland (continued)
1.38%, 04/15/47(b)	EUR2,043	$1,610,161
1.50%, 09/15/32(b)	EUR1,518	1,588,818
2.50%, 04/15/30(b)	EUR1,155	1,321,291
2.63%, 07/04/42(b)	EUR1,770	1,833,144
2.75%, 07/04/28(b)	EUR1,321	1,529,688
2.75%, 04/15/38(b)	EUR1,432	1,550,912
2.88%, 04/15/29(a)(b)	EUR1,371	1,595,119
2.95%, 04/15/55(a)(b)	EUR1,393	1,437,377
3.00%, 09/15/33(b)	EUR2,471	2,849,660
3.00%, 09/15/34(b)	EUR2,265	2,595,851
3.20%, 04/15/45(a)	EUR573	635,278
		37,992,897
France — 8.3%
French Republic Government Bond OAT
0.00%, 02/25/27(a)(b)	EUR1,625	1,780,501
0.00%, 11/25/29(a)(b)	EUR397	404,453
0.00%, 11/25/29(b)	EUR1,323	1,347,836
0.00%, 11/25/30(a)(b)	EUR2,616	2,579,759
0.00%, 11/25/31(a)(b)	EUR1,556	1,480,681
0.00%, 05/25/32(a)(b)	EUR448	418,143
0.00%, 05/25/32(b)	EUR1,245	1,162,028
0.25%, 11/25/26(a)(b)	EUR2,085	2,304,361
0.50%, 05/25/26(a)(b)	EUR109	121,777
0.50%, 05/25/29(a)(b)	EUR1,405	1,482,786
0.50%, 05/25/40(b)	EUR1,053	772,874
0.50%, 06/25/44(a)(b)	EUR800	518,302
0.50%, 05/25/72(b)	EUR285	98,408
0.75%, 02/25/28(a)(b)	EUR1,425	1,557,811
0.75%, 05/25/28(a)(b)	EUR2,357	2,565,193
0.75%, 11/25/28(a)(b)	EUR2,067	2,226,864
0.75%, 05/25/52(a)(b)	EUR1,464	812,662
0.75%, 05/25/53(b)	EUR1,183	639,391
1.00%, 05/25/27(a)(b)	EUR1,482	1,649,000
1.25%, 05/25/34(a)(b)	EUR1,773	1,723,933
1.25%, 05/25/36(b)	EUR1,997	1,840,836
1.25%, 05/25/38(a)(b)	EUR1,055	921,825
1.50%, 05/25/31(a)(b)	EUR1,696	1,803,730
1.50%, 05/25/50(b)	EUR1,099	787,713
1.75%, 06/25/39(b)	EUR1,260	1,156,330
1.75%, 05/25/66(b)	EUR793	510,712
2.00%, 11/25/32(a)(b)	EUR1,785	1,905,461
2.00%, 05/25/48(b)	EUR786	653,034
2.40%, 09/24/28(b)	EUR433	494,301
2.50%, 09/24/26(b)	EUR1,733	1,980,506
2.50%, 09/24/27(b)	EUR1,929	2,212,585
2.50%, 05/25/30(a)(b)	EUR2,162	2,456,081
2.50%, 05/25/43(a)(b)	EUR787	757,107
2.75%, 10/25/27(a)(b)	EUR1,213	1,399,116
2.75%, 02/25/29(a)(b)	EUR2,451	2,827,151
2.75%, 02/25/30(a)(b)	EUR1,882	2,164,431
3.00%, 05/25/33(a)(b)	EUR1,906	2,170,441
3.00%, 11/25/34(b)	EUR1,581	1,773,126
3.00%, 06/25/49(a)(b)	EUR416	415,185
3.00%, 05/25/54(a)(b)	EUR757	727,646
3.20%, 05/25/35(b)	EUR768	871,247
3.25%, 05/25/45(a)(b)	EUR1,103	1,175,062
3.25%, 05/25/55(b)	EUR255	255,743
3.25%, 05/25/55(a)(b)	EUR662	663,928
3.50%, 11/25/33(a)(b)	EUR1,735	2,039,398
3.60%, 05/25/42(b)	EUR391	440,774
3.75%, 05/25/56(b)	EUR476	521,884
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
4.00%, 10/25/38(a)(b)	EUR623	$747,423
4.00%, 04/25/55(b)	EUR659	761,312
4.00%, 04/25/60(a)(b)	EUR499	572,924
4.50%, 04/25/41(a)(b)	EUR1,399	1,763,471
4.75%, 04/25/35(a)(b)	EUR1,182	1,521,137
5.50%, 04/25/29(a)(b)	EUR1,496	1,900,995
5.75%, 10/25/32(a)(b)	EUR1,277	1,729,952
		69,569,330
Germany — 6.5%
Bundesobligation
0.00%, 10/09/26(a)	EUR683	755,438
0.00%, 04/16/27(a)	EUR886	971,477
1.30%, 10/15/27(a)	EUR2,751	3,086,778
2.10%, 04/12/29(a)	EUR690	787,772
2.20%, 04/13/28(a)	EUR318	364,649
2.40%, 10/19/28(a)	EUR1,185	1,367,504
2.40%, 04/18/30(a)	EUR841	970,667
2.50%, 10/11/29(a)	EUR1,481	1,717,011
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/26(a)	EUR1,061	1,176,653
0.00%, 11/15/28(a)	EUR1,330	1,414,346
0.00%, 08/15/29(a)	EUR375	391,968
0.00%, 02/15/30(a)	EUR920	950,215
0.00%, 08/15/30(a)	EUR984	1,004,356
0.00%, 02/15/31(a)	EUR851	857,383
0.00%, 08/15/31(a)	EUR660	656,060
0.00%, 02/15/32(a)	EUR1,265	1,238,647
0.00%, 05/15/35(a)	EUR801	708,191
0.00%, 05/15/36(a)	EUR774	662,258
0.00%, 08/15/50(a)	EUR1,394	779,316
0.00%, 08/15/52(a)	EUR1,185	625,142
0.25%, 02/15/27(a)	EUR541	597,728
0.25%, 08/15/28(a)	EUR802	864,509
0.25%, 02/15/29(a)	EUR696	743,301
0.50%, 08/15/27(a)	EUR637	702,582
0.50%, 02/15/28(a)	EUR488	534,422
1.00%, 05/15/38(a)	EUR945	873,746
1.25%, 08/15/48(a)	EUR1,627	1,348,465
1.70%, 08/15/32(a)	EUR1,019	1,114,780
1.80%, 08/15/53(a)	EUR2,080	1,870,547
2.10%, 11/15/29(a)	EUR1,023	1,166,219
2.20%, 02/15/34(a)	EUR1,020	1,139,111
2.30%, 02/15/33(a)	EUR1,824	2,069,371
2.40%, 11/15/30(a)	EUR1,607	1,852,422
2.50%, 02/15/35(a)	EUR829	943,012
2.50%, 07/04/44(a)	EUR1,080	1,165,138
2.50%, 08/15/46(a)	EUR1,015	1,087,315
2.50%, 08/15/54(a)	EUR124	129,769
2.60%, 08/15/33(a)	EUR892	1,030,541
2.60%, 08/15/34(a)	EUR930	1,069,217
2.60%, 05/15/41(a)	EUR313	345,750
2.90%, 08/15/56(a)	EUR357	403,979
3.25%, 07/04/42(a)	EUR841	1,009,548
4.00%, 01/04/37(a)	EUR1,502	1,939,721
4.25%, 07/04/39(a)	EUR571	762,490
4.75%, 07/04/28(a)	EUR653	806,466
4.75%, 07/04/34(a)	EUR716	967,508
4.75%, 07/04/40(a)	EUR594	837,353
5.50%, 01/04/31(a)	EUR493	660,373
5.63%, 01/04/28(a)	EUR1,184	1,475,854
6.25%, 01/04/30(a)	EUR638	859,367
Security	Par (000)	Value
Germany (continued)
6.50%, 07/04/27(a)	EUR586	$730,839
Series G, 0.00%, 08/15/30(a)	EUR21	21,444
Series G, 0.00%, 08/15/31(a)	EUR410	407,553
Series G, 0.00%, 08/15/50(a)	EUR45	25,219
Bundesschatzanweisungen
2.00%, 12/10/26(a)	EUR670	762,570
2.20%, 03/11/27(a)	EUR86	98,317
2.70%, 09/17/26(a)	EUR620	711,582
2.90%, 06/18/26(a)	EUR709	813,327
		54,427,286
Ireland — 4.5%
Ireland Government Bond
0.00%, 10/18/31(a)	EUR2,107	2,040,097
0.20%, 05/15/27(a)	EUR2,276	2,497,665
0.20%, 10/18/30(a)	EUR2,536	2,561,989
0.35%, 10/18/32(a)	EUR1,643	1,584,874
0.40%, 05/15/35(a)	EUR1,605	1,430,761
0.55%, 04/22/41(a)	EUR1,543	1,176,047
0.90%, 05/15/28(a)	EUR2,457	2,702,072
1.00%, 05/15/26(a)	EUR2,914	3,273,723
1.10%, 05/15/29(a)	EUR2,701	2,942,638
1.30%, 05/15/33(a)	EUR1,842	1,889,410
1.35%, 03/18/31(a)	EUR1,773	1,902,292
1.50%, 05/15/50(a)	EUR2,634	2,107,250
1.70%, 05/15/37(a)	EUR2,045	2,016,206
2.00%, 02/18/45(a)	EUR3,138	2,933,136
2.40%, 05/15/30(a)	EUR2,875	3,283,338
2.60%, 10/18/34(a)	EUR1,647	1,834,273
3.00%, 10/18/43(a)	EUR950	1,044,675
3.15%, 10/18/55(a)	EUR752	818,424
		38,038,870
Israel — 3.3%
Israel Government Bond
1.00%, 03/31/30	ILS8,135	1,930,932
1.30%, 04/30/32	ILS14,126	3,209,681
1.50%, 05/31/37	ILS8,944	1,798,138
2.00%, 03/31/27	ILS6,694	1,770,946
2.25%, 09/28/28	ILS9,563	2,476,478
2.80%, 11/29/52	ILS8,301	1,604,997
3.75%, 09/30/27	ILS12,454	3,396,340
3.75%, 02/28/29	ILS7,788	2,114,484
3.75%, 03/31/47	ILS6,444	1,559,017
4.00%, 03/30/35	ILS8,104	2,172,114
4.60%, 08/31/29	ILS4,203	1,176,703
5.50%, 01/31/42	ILS9,967	3,048,360
6.25%, 10/30/26	ILS6,207	1,759,090
		28,017,280
Italy — 7.6%
Italy Buoni Poliennali Del Tesoro
0.00%, 08/01/26(a)	EUR384	425,352
0.25%, 03/15/28(a)	EUR664	713,951
0.45%, 02/15/29(a)	EUR1,580	1,670,120
0.50%, 07/15/28(a)	EUR731	785,684
0.60%, 08/01/31(b)	EUR570	562,076
0.85%, 01/15/27(a)	EUR486	541,662
0.90%, 04/01/31(a)	EUR578	586,795
0.95%, 09/15/27(a)	EUR81	89,640
0.95%, 08/01/30(a)	EUR497	515,788
0.95%, 12/01/31(b)	EUR406	405,475
0.95%, 06/01/32(a)	EUR1,029	1,012,081
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Italy (continued)
0.95%, 03/01/37(b)	EUR540	$452,807
1.10%, 04/01/27(a)	EUR642	716,224
1.25%, 12/01/26(a)	EUR234	262,709
1.35%, 04/01/30(a)	EUR1,409	1,506,694
1.45%, 03/01/36(b)	EUR330	302,388
1.50%, 04/30/45(b)	EUR707	524,172
1.60%, 06/01/26(a)	EUR895	1,010,747
1.65%, 12/01/30(b)	EUR571	610,260
1.65%, 03/01/32(b)	EUR761	791,757
1.70%, 09/01/51(b)	EUR451	312,880
1.80%, 03/01/41(a)(b)	EUR472	398,381
2.00%, 02/01/28(a)	EUR1,189	1,345,365
2.05%, 08/01/27(a)	EUR413	468,948
2.10%, 07/15/26(a)	EUR452	513,421
2.15%, 09/01/52(b)	EUR320	241,855
2.15%, 03/01/72(a)(b)	EUR215	146,597
2.20%, 06/01/27(a)	EUR669	762,454
2.25%, 09/01/36(b)	EUR401	396,966
2.45%, 09/01/33(b)	EUR987	1,054,982
2.45%, 09/01/50(b)	EUR420	346,561
2.50%, 12/01/32(a)	EUR558	605,880
2.55%, 02/25/27(a)	EUR540	617,834
2.65%, 12/01/27(a)	EUR1,046	1,202,715
2.65%, 06/15/28(a)	EUR230	263,936
2.70%, 10/15/27(a)	EUR540	621,109
2.70%, 03/01/47(b)	EUR830	748,110
2.80%, 12/01/28(a)	EUR513	592,735
2.80%, 06/15/29(a)	EUR520	598,257
2.80%, 03/01/67(b)	EUR387	314,911
2.95%, 02/15/27(a)	EUR1,031	1,188,013
2.95%, 09/01/38(b)	EUR487	502,813
3.00%, 08/01/29(a)	EUR787	913,009
3.00%, 10/01/29(a)	EUR1,206	1,393,044
3.10%, 08/28/26(a)	EUR674	775,049
3.10%, 03/01/40(b)	EUR566	582,447
3.15%, 11/15/31(b)	EUR394	450,401
3.25%, 03/01/38(b)	EUR473	506,365
3.25%, 09/01/46(b)	EUR525	519,960
3.35%, 07/01/29(a)	EUR638	747,862
3.35%, 03/01/35(b)	EUR699	785,189
3.40%, 04/01/28(a)	EUR576	675,681
3.45%, 07/15/27(a)	EUR208	242,934
3.45%, 07/15/31(a)	EUR795	927,334
3.45%, 03/01/48(b)	EUR470	475,923
3.50%, 03/01/30(b)	EUR827	978,817
3.50%, 02/15/31(a)(b)	EUR802	940,409
3.65%, 08/01/35(b)	EUR817	933,363
3.70%, 06/15/30(a)	EUR528	627,356
3.80%, 08/01/28(a)	EUR473	562,051
3.85%, 09/15/26(a)	EUR488	566,948
3.85%, 12/15/29(a)	EUR869	1,040,690
3.85%, 07/01/34(a)	EUR903	1,059,087
3.85%, 02/01/35(a)	EUR655	764,423
3.85%, 10/01/40(b)	EUR464	515,547
3.85%, 09/01/49(b)	EUR861	922,119
4.00%, 11/15/30(a)	EUR718	864,518
4.00%, 10/30/31(b)	EUR611	737,327
4.00%, 04/30/35(a)(b)	EUR635	754,375
4.00%, 02/01/37(b)	EUR873	1,023,854
4.05%, 10/30/37(a)(b)	EUR295	344,707
4.10%, 02/01/29(a)	EUR525	631,548
Security	Par (000)	Value
Italy (continued)
4.10%, 04/30/46(b)	EUR196	$221,353
4.15%, 10/01/39(a)(b)	EUR594	689,186
4.20%, 03/01/34(a)	EUR805	971,484
4.30%, 10/01/54(b)	EUR449	503,290
4.35%, 11/01/33(a)	EUR671	819,491
4.40%, 05/01/33(a)	EUR787	966,592
4.45%, 09/01/43(a)(b)	EUR563	665,470
4.50%, 10/01/53(a)(b)	EUR443	515,013
4.75%, 09/01/28(b)	EUR826	1,011,141
4.75%, 09/01/44(b)	EUR393	483,671
5.00%, 08/01/34(b)	EUR965	1,233,492
5.00%, 08/01/39(b)	EUR934	1,186,941
5.00%, 09/01/40(b)	EUR890	1,127,238
5.25%, 11/01/29(a)	EUR990	1,255,081
5.75%, 02/01/33(a)	EUR1,454	1,936,556
6.00%, 05/01/31(a)	EUR407	542,095
7.25%, 11/01/26(a)	EUR745	911,404
		64,032,940
Japan — 12.7%
Japan Government Five Year Bond
0.00%, 06/20/26	JPY43,050	299,167
0.00%, 09/20/26	JPY14,550	100,934
0.00%, 12/20/26	JPY95,350	660,021
0.00%, 03/20/27	JPY95,550	660,076
0.00%, 06/20/27	JPY83,700	577,142
0.10%, 03/20/27	JPY36,900	255,368
0.10%, 09/20/27	JPY41,550	286,625
0.10%, 03/20/28	JPY49,850	342,566
0.10%, 06/20/28	JPY77,950	534,545
0.20%, 03/20/28	JPY2,100	14,473
0.30%, 12/20/27	JPY2,300	15,920
0.30%, 06/20/28	JPY58,450	403,329
0.30%, 12/20/28	JPY75,300	517,763
0.40%, 09/20/28	JPY88,400	610,979
0.40%, 12/20/28	JPY37,200	256,708
0.40%, 03/20/29	JPY68,650	472,949
0.40%, 06/20/29	JPY80,900	556,212
0.50%, 03/20/29	JPY79,700	551,172
0.50%, 06/20/29	JPY100,650	694,822
0.60%, 03/20/29	JPY25,500	177,020
0.60%, 06/20/29	JPY62,350	432,168
0.60%, 09/20/29	JPY47,800	330,796
0.70%, 09/20/29	JPY107,150	744,692
0.90%, 12/20/29	JPY51,250	359,033
1.00%, 12/20/29	JPY82,600	581,493
1.10%, 12/20/29	JPY101,750	719,480
Japan Government Forty Year Bond
0.40%, 03/20/56	JPY120,750	443,721
0.50%, 03/20/59	JPY94,950	337,053
0.50%, 03/20/60	JPY99,650	345,165
0.70%, 03/20/61	JPY100,400	370,387
0.80%, 03/20/58	JPY59,300	242,948
0.90%, 03/20/57	JPY77,950	337,516
1.00%, 03/20/62	JPY92,300	376,262
1.30%, 03/20/63	JPY94,000	421,278
1.40%, 03/20/55	JPY38,050	197,845
1.70%, 03/20/54	JPY22,450	127,250
1.90%, 03/20/53	JPY34,850	209,661
2.00%, 03/20/52	JPY42,900	266,437
2.20%, 03/20/49	JPY33,400	224,281
2.20%, 03/20/50	JPY38,700	257,391
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
2.20%, 03/20/51	JPY38,000	$249,097
2.20%, 03/20/64	JPY206,300	1,209,433
2.40%, 03/20/48	JPY43,650	306,643
Japan Government Ten Year Bond
0.10%, 12/20/26	JPY39,850	276,274
0.10%, 03/20/27	JPY26,400	182,702
0.10%, 06/20/27	JPY30,150	208,317
0.10%, 09/20/27	JPY133,650	921,959
0.10%, 12/20/27	JPY16,300	112,232
0.10%, 03/20/28	JPY60,650	416,783
0.10%, 06/20/28	JPY50,550	346,648
0.10%, 12/20/28	JPY42,850	292,413
0.10%, 06/20/29	JPY19,250	130,734
0.10%, 09/20/29	JPY26,050	176,347
0.10%, 12/20/29	JPY78,350	529,331
0.10%, 03/20/30	JPY40,050	269,776
0.10%, 06/20/30	JPY26,150	175,679
0.10%, 09/20/30	JPY42,900	287,548
0.10%, 12/20/30	JPY71,400	477,488
0.10%, 03/20/31	JPY53,300	355,427
0.10%, 06/20/31	JPY32,100	213,419
0.10%, 09/20/31	JPY34,550	229,062
0.10%, 12/20/31	JPY52,650	348,087
0.20%, 03/20/32	JPY58,400	387,512
0.20%, 06/20/32	JPY52,350	346,228
0.20%, 09/20/32	JPY51,450	338,801
0.40%, 06/20/33	JPY108,600	718,888
0.50%, 12/20/32	JPY32,800	220,220
0.50%, 03/20/33	JPY40,100	268,396
0.60%, 12/20/33	JPY192,150	1,283,164
0.80%, 09/20/33	JPY79,050	538,699
0.80%, 03/20/34	JPY306,700	2,074,762
0.90%, 09/20/34	JPY215,850	1,462,505
1.10%, 06/20/34	JPY215,600	1,492,236
1.20%, 12/20/34	JPY291,200	2,020,437
Japan Government Thirty Year Bond
0.30%, 06/20/46	JPY36,200	169,217
0.40%, 06/20/49	JPY34,300	151,351
0.40%, 09/20/49	JPY45,050	197,321
0.40%, 12/20/49	JPY81,800	355,697
0.40%, 03/20/50	JPY112,150	484,438
0.50%, 09/20/46	JPY30,500	148,697
0.50%, 03/20/49	JPY32,450	148,308
0.60%, 12/20/46	JPY26,600	132,020
0.60%, 06/20/50	JPY89,900	407,952
0.60%, 09/20/50	JPY104,950	472,928
0.70%, 06/20/48	JPY51,650	253,218
0.70%, 12/20/48	JPY39,550	191,736
0.70%, 12/20/50	JPY97,500	449,211
0.70%, 03/20/51	JPY67,150	307,073
0.70%, 06/20/51	JPY64,800	294,111
0.70%, 09/20/51	JPY77,150	348,028
0.70%, 12/20/51	JPY102,050	457,569
0.80%, 03/20/46	JPY30,750	162,581
0.80%, 03/20/47	JPY46,600	240,923
0.80%, 06/20/47	JPY80,100	411,783
0.80%, 09/20/47	JPY33,650	172,004
0.80%, 12/20/47	JPY96,450	490,223
0.80%, 03/20/48	JPY61,050	308,734
0.90%, 09/20/48	JPY22,000	112,783
1.00%, 03/20/52	JPY120,200	584,682
Security	Par (000)	Value
Japan (continued)
1.20%, 06/20/53	JPY136,000	$683,776
1.30%, 06/20/52	JPY69,900	366,821
1.40%, 09/20/45	JPY22,100	133,249
1.40%, 12/20/45	JPY10,750	64,531
1.40%, 09/20/52	JPY57,150	306,715
1.40%, 03/20/53	JPY63,900	340,317
1.50%, 12/20/44	JPY26,050	161,531
1.50%, 03/20/45	JPY44,550	275,417
1.60%, 06/20/45	JPY50,900	319,458
1.60%, 12/20/52	JPY62,200	349,661
1.60%, 12/20/53	JPY66,900	371,305
1.70%, 06/20/33	JPY31,850	233,304
1.70%, 12/20/43	JPY34,100	221,640
1.70%, 03/20/44	JPY58,800	381,201
1.70%, 06/20/44	JPY35,900	231,984
1.70%, 09/20/44	JPY42,500	273,723
1.80%, 11/22/32	JPY14,050	103,654
1.80%, 03/20/43	JPY54,850	365,789
1.80%, 09/20/43	JPY29,400	195,021
1.80%, 09/20/53	JPY110,750	647,235
1.80%, 03/20/54	JPY176,950	1,028,050
1.90%, 09/20/42	JPY226,850	1,544,716
1.90%, 06/20/43	JPY36,350	245,638
2.00%, 12/20/33	JPY12,750	95,382
2.00%, 09/20/40	JPY133,050	939,362
2.00%, 09/20/41	JPY176,700	1,232,599
2.00%, 03/20/42	JPY136,850	950,015
2.10%, 09/20/33	JPY22,500	169,650
2.10%, 09/20/54	JPY88,150	548,043
2.20%, 09/20/39	JPY56,100	410,274
2.20%, 03/20/41	JPY127,800	921,120
2.20%, 06/20/54	JPY66,450	422,732
2.30%, 05/20/32	JPY12,900	98,284
2.30%, 03/20/35	JPY24,750	188,862
2.30%, 12/20/35	JPY26,450	201,139
2.30%, 12/20/36	JPY35,250	266,668
2.30%, 03/20/39	JPY68,850	511,646
2.30%, 03/20/40	JPY70,600	520,523
2.30%, 12/20/54	JPY182,550	1,185,860
2.40%, 03/20/34	JPY27,650	213,068
2.40%, 12/20/34	JPY22,150	170,492
2.40%, 03/20/37	JPY61,150	466,559
2.40%, 09/20/38	JPY52,100	393,071
2.50%, 06/20/34	JPY26,450	205,445
2.50%, 09/20/34	JPY20,600	159,917
2.50%, 09/20/35	JPY19,000	147,269
2.50%, 03/20/36	JPY28,550	220,908
2.50%, 06/20/36	JPY49,400	381,888
2.50%, 09/20/36	JPY19,150	147,851
2.50%, 09/20/37	JPY27,450	210,941
2.50%, 03/20/38	JPY47,600	364,547
Japan Government Twenty Year Bond
0.20%, 06/20/36	JPY30,750	187,023
0.30%, 06/20/39	JPY108,400	615,434
0.30%, 09/20/39	JPY64,350	362,926
0.30%, 12/20/39	JPY71,250	399,210
0.40%, 03/20/36	JPY49,700	311,186
0.40%, 03/20/39	JPY85,350	495,254
0.40%, 03/20/40	JPY57,550	325,400
0.40%, 06/20/40	JPY89,750	503,913
0.40%, 09/20/40	JPY237,150	1,322,188
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
0.40%, 06/20/41	JPY97,900	$534,294
0.50%, 09/20/36	JPY57,900	362,796
0.50%, 03/20/38	JPY69,500	420,004
0.50%, 06/20/38	JPY59,050	354,478
0.50%, 12/20/38	JPY50,550	299,630
0.50%, 12/20/40	JPY89,650	504,794
0.50%, 03/20/41	JPY70,600	394,813
0.50%, 09/20/41	JPY238,600	1,316,522
0.50%, 12/20/41	JPY109,650	601,488
0.60%, 12/20/36	JPY61,100	385,108
0.60%, 06/20/37	JPY49,700	309,803
0.60%, 09/20/37	JPY55,750	345,671
0.60%, 12/20/37	JPY46,750	288,096
0.70%, 03/20/37	JPY96,700	613,766
0.70%, 09/20/38	JPY114,500	701,999
0.80%, 03/20/42	JPY140,850	810,385
0.90%, 06/20/42	JPY93,800	546,281
1.00%, 12/20/35	JPY147,850	992,016
1.10%, 09/20/42	JPY77,250	463,068
1.10%, 03/20/43	JPY66,200	393,329
1.10%, 06/20/43	JPY173,000	1,022,912
1.20%, 12/20/34	JPY115,950	804,497
1.20%, 03/20/35	JPY51,400	355,598
1.20%, 09/20/35	JPY69,850	480,069
1.30%, 06/20/35	JPY45,850	319,241
1.30%, 12/20/43	JPY118,550	719,815
1.40%, 09/20/34	JPY139,650	989,241
1.40%, 12/20/42	JPY129,800	814,359
1.50%, 06/20/32	JPY31,850	230,530
1.50%, 03/20/33	JPY30,850	222,794
1.50%, 03/20/34	JPY53,000	380,571
1.50%, 06/20/34	JPY44,200	316,603
1.50%, 09/20/43	JPY89,050	561,803
1.60%, 06/20/30	JPY48,400	350,600
1.60%, 03/20/32	JPY7,400	53,945
1.60%, 06/20/32	JPY19,050	138,773
1.60%, 03/20/33	JPY34,000	247,455
1.60%, 12/20/33	JPY23,850	172,960
1.60%, 03/20/44	JPY88,300	562,772
1.70%, 09/20/31	JPY16,050	117,536
1.70%, 12/20/31	JPY63,400	464,543
1.70%, 03/20/32	JPY25,950	190,284
1.70%, 06/20/32	JPY17,150	125,774
1.70%, 09/20/32	JPY82,800	606,876
1.70%, 12/20/32	JPY37,200	272,581
1.70%, 06/20/33	JPY3,950	28,934
1.70%, 09/20/33	JPY51,550	377,020
1.80%, 09/20/30	JPY1,000	7,327
1.80%, 06/20/31	JPY24,850	182,772
1.80%, 09/20/31	JPY63,150	465,123
1.80%, 12/20/31	JPY43,150	318,253
1.80%, 03/20/32	JPY39,150	288,937
1.80%, 12/20/32	JPY2,500	18,449
1.80%, 09/20/44	JPY84,600	554,302
1.90%, 12/20/28	JPY34,700	252,515
1.90%, 03/20/29	JPY13,050	95,136
1.90%, 09/20/30	JPY16,150	118,908
1.90%, 06/20/31	JPY58,350	431,789
1.90%, 06/20/44	JPY74,450	497,307
2.00%, 03/20/27	JPY1,900	13,622
2.00%, 06/20/30	JPY26,850	198,288
Security	Par (000)	Value
Japan (continued)
2.00%, 12/20/30	JPY6,650	$49,315
2.00%, 03/20/31	JPY10,350	76,861
2.00%, 12/20/44	JPY193,100	1,304,863
2.10%, 03/20/27	JPY46,800	336,130
2.10%, 06/20/27	JPY24,300	175,095
2.10%, 09/20/27	JPY16,250	117,469
2.10%, 12/20/27	JPY78,200	566,920
2.10%, 06/20/28	JPY1,050	7,655
2.10%, 12/20/28	JPY23,450	171,809
2.10%, 03/20/29	JPY36,600	268,748
2.10%, 06/20/29	JPY73,350	539,629
2.10%, 09/20/29	JPY29,850	220,011
2.10%, 12/20/29	JPY3,400	25,114
2.10%, 03/20/30	JPY127,750	945,518
2.10%, 12/20/30	JPY40,300	300,370
2.20%, 09/20/27	JPY2,200	15,940
2.20%, 03/20/28	JPY67,800	494,341
2.20%, 09/20/28	JPY15,350	112,553
2.20%, 06/20/29	JPY20,500	151,450
2.20%, 12/20/29	JPY49,850	369,935
2.20%, 03/20/30	JPY58,550	435,268
2.20%, 03/20/31	JPY22,550	169,319
2.30%, 06/20/27	JPY3,100	22,429
2.40%, 03/20/28	JPY18,950	138,918
2.40%, 06/20/28	JPY53,900	396,450
Japan Government Two Year Bond
0.30%, 05/01/26	JPY106,700	744,430
0.40%, 06/01/26	JPY58,750	410,165
0.40%, 08/01/26	JPY223,600	1,560,133
0.40%, 09/01/26	JPY104,550	729,291
0.50%, 11/01/26	JPY230,700	1,610,737
0.60%, 12/01/26	JPY35,500	248,155
0.60%, 01/01/27	JPY101,950	712,538
0.70%, 02/01/27	JPY131,600	921,209
0.80%, 03/01/27	JPY36,150	253,482
		106,355,273
Netherlands — 4.5%
Netherlands Government Bond
0.00%, 01/15/27(b)	EUR967	1,063,807
0.00%, 01/15/29(b)	EUR1,547	1,628,792
0.00%, 07/15/30(b)	EUR1,399	1,417,338
0.00%, 07/15/31(b)	EUR1,824	1,793,978
0.00%, 01/15/38(b)	EUR1,659	1,307,310
0.00%, 01/15/52(b)	EUR1,893	987,107
0.25%, 07/15/29(b)	EUR2,693	2,832,027
0.50%, 07/15/26(b)	EUR2,517	2,807,759
0.50%, 07/15/32(a)(b)	EUR1,913	1,894,950
0.50%, 01/15/40(b)	EUR1,728	1,394,766
0.75%, 07/15/27(b)	EUR1,087	1,203,439
0.75%, 07/15/28(b)	EUR1,980	2,162,070
2.00%, 01/15/54(b)	EUR1,718	1,570,613
2.50%, 01/15/30(b)	EUR1,192	1,373,044
2.50%, 01/15/33(b)	EUR1,308	1,485,917
2.50%, 07/15/33(b)	EUR806	911,434
2.50%, 07/15/34(b)	EUR1,171	1,313,700
2.50%, 07/15/35(b)	EUR829	922,886
2.75%, 01/15/47(b)	EUR2,464	2,687,506
3.25%, 01/15/44(a)(b)	EUR935	1,100,857
3.75%, 01/15/42(b)	EUR1,594	1,993,563
4.00%, 01/15/37(b)	EUR2,067	2,619,565
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Netherlands (continued)
5.50%, 01/15/28(b)	EUR1,389	$1,722,509
		38,194,937
New Zealand — 3.0%
New Zealand Government Bond
0.25%, 05/15/28	NZD4,630	2,496,716
0.50%, 05/15/26	NZD2,169	1,252,814
1.50%, 05/15/31	NZD3,719	1,915,311
1.75%, 05/15/41	NZD1,598	617,020
2.00%, 05/15/32	NZD4,897	2,527,894
2.75%, 04/15/37(a)	NZD3,078	1,508,068
2.75%, 05/15/51	NZD2,503	981,153
3.00%, 04/20/29	NZD3,067	1,778,931
3.50%, 04/14/33(a)	NZD4,099	2,311,483
4.25%, 05/15/34	NZD2,300	1,354,494
4.25%, 05/15/36	NZD2,199	1,270,827
4.50%, 04/15/27(a)	NZD3,284	1,995,786
4.50%, 05/15/30	NZD4,459	2,731,602
4.50%, 05/15/35	NZD3,242	1,930,879
5.00%, 05/15/54	NZD1,040	602,773
		25,275,751
Norway — 1.6%
Norway Government Bond
1.25%, 09/17/31(b)	NOK13,256	1,093,275
1.38%, 08/19/30(a)(b)	NOK20,730	1,765,958
1.75%, 02/17/27(b)	NOK20,699	1,925,572
1.75%, 09/06/29(b)	NOK10,322	916,175
2.00%, 04/26/28(b)	NOK12,441	1,143,002
2.13%, 05/18/32(b)	NOK16,948	1,459,381
3.00%, 08/15/33(a)(b)	NOK14,698	1,329,522
3.50%, 10/06/42(a)(b)	NOK7,131	657,544
3.63%, 04/13/34(b)	NOK19,206	1,811,494
3.63%, 05/31/39(b)	NOK5,394	505,004
3.75%, 06/12/35(b)	NOK7,280	691,563
		13,298,490
Portugal — 4.6%
Portugal Obrigacoes do Tesouro OT
0.30%, 10/17/31(b)	EUR2,771	2,736,630
0.48%, 10/18/30(b)	EUR2,749	2,830,907
0.70%, 10/15/27(b)	EUR2,683	2,955,124
0.90%, 10/12/35(b)	EUR1,181	1,083,562
1.00%, 04/12/52(b)	EUR1,435	881,796
1.15%, 04/11/42(b)	EUR1,559	1,231,617
1.65%, 07/16/32(b)	EUR993	1,055,783
1.95%, 06/15/29(a)(b)	EUR2,922	3,293,358
2.13%, 10/17/28(b)	EUR2,628	2,991,124
2.25%, 04/18/34(b)	EUR2,377	2,565,955
2.88%, 07/21/26(b)	EUR2,432	2,790,082
2.88%, 10/20/34(b)	EUR2,362	2,663,190
3.00%, 06/15/35(a)(b)	EUR1,037	1,172,851
3.50%, 06/18/38(b)	EUR1,561	1,796,550
3.63%, 06/12/54(a)(b)	EUR710	779,157
3.88%, 02/15/30(b)	EUR1,058	1,288,687
4.10%, 04/15/37(b)	EUR1,429	1,757,254
4.10%, 02/15/45(b)	EUR1,595	1,921,273
4.13%, 04/14/27(b)	EUR2,137	2,526,937
		38,321,837
Singapore — 4.1%
Singapore Government Bond
1.25%, 11/01/26	SGD2,990	2,259,658
1.63%, 07/01/31	SGD2,193	1,614,972
Security	Par (000)	Value
Singapore (continued)
1.88%, 03/01/50	SGD2,121	$1,408,684
1.88%, 10/01/51	SGD1,721	1,132,887
2.13%, 06/01/26	SGD2,827	2,162,706
2.25%, 08/01/36	SGD2,459	1,834,262
2.38%, 07/01/39	SGD2,135	1,596,681
2.63%, 05/01/28	SGD1,393	1,083,214
2.63%, 08/01/32	SGD1,053	819,552
2.75%, 03/01/35	SGD829	649,700
2.75%, 04/01/42	SGD2,035	1,591,806
2.75%, 03/01/46	SGD2,335	1,827,132
2.88%, 09/01/27	SGD1,431	1,115,569
2.88%, 08/01/28	SGD1,770	1,388,043
2.88%, 07/01/29	SGD3,634	2,863,656
2.88%, 09/01/30	SGD2,881	2,280,691
3.00%, 04/01/29	SGD602	476,207
3.00%, 08/01/72(a)	SGD1,921	1,588,557
3.25%, 06/01/54(a)	SGD1,034	893,803
3.38%, 09/01/33	SGD3,115	2,552,626
3.38%, 05/01/34	SGD504	414,159
3.50%, 03/01/27	SGD3,195	2,507,663
		34,062,228
Spain — 5.1%
Spain Government Bond
0.00%, 01/31/27	EUR1,064	1,166,818
0.00%, 01/31/28	EUR1,627	1,745,461
0.10%, 04/30/31(b)	EUR1,000	979,497
0.50%, 04/30/30(b)	EUR822	849,155
0.50%, 10/31/31(b)	EUR834	825,101
0.60%, 10/31/29(b)	EUR885	929,846
0.70%, 04/30/32(a)(b)	EUR319	315,318
0.70%, 04/30/32(b)	EUR920	909,381
0.80%, 07/30/27(b)	EUR1,379	1,524,739
0.80%, 07/30/29	EUR874	931,022
0.85%, 07/30/37(a)(b)	EUR762	645,844
1.00%, 07/30/42(b)	EUR436	327,648
1.00%, 10/31/50(b)	EUR799	495,061
1.20%, 10/31/40(b)	EUR649	527,212
1.25%, 10/31/30(b)	EUR1,011	1,073,031
1.30%, 10/31/26(b)	EUR644	723,938
1.40%, 04/30/28(b)	EUR620	689,864
1.40%, 07/30/28(b)	EUR503	557,488
1.45%, 10/31/27(b)	EUR408	456,692
1.45%, 04/30/29(b)	EUR740	813,740
1.45%, 10/31/71(b)	EUR295	158,864
1.50%, 04/30/27(b)	EUR604	679,487
1.85%, 07/30/35(b)	EUR721	725,109
1.90%, 10/31/52(b)	EUR791	598,692
1.95%, 04/30/26(b)	EUR1,127	1,277,946
1.95%, 07/30/30(b)	EUR763	844,383
2.35%, 07/30/33(b)	EUR748	813,339
2.40%, 05/31/28	EUR260	297,328
2.50%, 05/31/27	EUR820	939,992
2.55%, 10/31/32(b)	EUR838	933,779
2.70%, 01/31/30	EUR284	326,401
2.70%, 10/31/48(b)	EUR521	490,151
2.80%, 05/31/26	EUR670	766,023
2.90%, 10/31/46(b)	EUR870	861,460
3.10%, 07/30/31	EUR777	904,123
3.15%, 04/30/33(a)(b)	EUR620	716,330
3.15%, 04/30/35(b)	EUR719	815,847
3.25%, 04/30/34(a)(b)	EUR722	832,526
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® International Treasury Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Spain (continued)
3.45%, 10/31/34(b)	EUR380	$443,355
3.45%, 10/31/34(a)(b)	EUR391	456,189
3.45%, 07/30/43(a)(b)	EUR524	570,754
3.45%, 07/30/66(b)	EUR527	531,473
3.50%, 05/31/29	EUR1,279	1,518,246
3.55%, 10/31/33(a)(b)	EUR863	1,021,449
3.90%, 07/30/39(a)(b)	EUR654	770,401
4.00%, 10/31/54(a)(b)	EUR307	350,181
4.20%, 01/31/37(b)	EUR924	1,136,714
4.70%, 07/30/41(b)	EUR791	1,012,732
4.90%, 07/30/40(b)	EUR842	1,099,594
5.15%, 10/31/28(b)	EUR638	795,321
5.15%, 10/31/44(b)	EUR640	866,290
5.75%, 07/30/32	EUR914	1,238,588
5.90%, 07/30/26(b)	EUR476	565,918
6.00%, 01/31/29	EUR851	1,096,060
		42,941,901
Sweden — 1.9%
Sweden Government Bond
0.13%, 05/12/31(a)(b)	SEK15,205	1,399,637
0.75%, 05/12/28(a)	SEK20,135	2,014,104
0.75%, 11/12/29(a)	SEK31,960	3,130,298
1.00%, 11/12/26(a)	SEK25,305	2,584,982
1.75%, 11/11/33(a)	SEK21,685	2,160,737
2.25%, 06/01/32(a)	SEK14,470	1,505,311
2.25%, 05/11/35(a)	SEK14,975	1,538,356
3.50%, 03/30/39(a)	SEK12,700	1,466,764
		15,800,189
United Kingdom — 6.2%
United Kingdom Gilt
0.13%, 01/31/28(a)	GBP284	345,104
0.25%, 07/31/31(a)	GBP1,173	1,249,356
0.38%, 10/22/26(a)	GBP465	591,447
0.38%, 10/22/30(a)	GBP347	384,802
0.50%, 01/31/29(a)	GBP695	823,694
0.50%, 10/22/61(a)	GBP414	152,280
0.63%, 07/31/35(a)	GBP770	707,038
0.63%, 10/22/50(a)	GBP378	189,112
0.88%, 10/22/29(a)	GBP663	781,527
0.88%, 07/31/33(a)	GBP879	897,560
0.88%, 01/31/46(a)	GBP759	471,773
1.00%, 01/31/32(a)	GBP1,206	1,318,899
1.13%, 01/31/39(a)	GBP721	613,328
1.13%, 10/22/73(a)	GBP371	170,233
1.25%, 07/22/27(a)	GBP1,348	1,705,938
1.25%, 10/22/41(a)	GBP839	660,595
1.25%, 07/31/51(a)	GBP1,487	879,688
1.50%, 07/22/26(a)	GBP1,351	1,754,729
1.50%, 07/22/47(a)	GBP448	313,392
1.50%, 07/31/53(a)	GBP1,116	685,048
1.63%, 10/22/28(a)	GBP360	448,923
1.63%, 10/22/54(a)	GBP423	266,307
1.63%, 10/22/71(a)	GBP785	440,438
1.75%, 09/07/37(a)	GBP1,839	1,793,522
1.75%, 01/22/49(a)	GBP433	311,843
1.75%, 07/22/57(a)	GBP747	473,871
2.50%, 07/22/65(a)	GBP773	583,544
3.25%, 01/31/33(a)	GBP974	1,214,975
3.25%, 01/22/44(a)	GBP602	625,703
Security	Par (000)	Value
United Kingdom (continued)
3.50%, 01/22/45(a)	GBP770	$822,278
3.50%, 07/22/68(a)	GBP577	561,731
3.75%, 03/07/27(a)	GBP1,036	1,379,159
3.75%, 01/29/38(a)	GBP1,438	1,747,395
3.75%, 07/22/52(a)	GBP313	329,996
3.75%, 10/22/53(a)	GBP1,019	1,064,418
4.00%, 10/22/31(a)	GBP974	1,291,950
4.00%, 01/22/60(a)	GBP512	555,167
4.00%, 10/22/63(a)	GBP521	561,510
4.13%, 01/29/27(a)	GBP619	829,149
4.13%, 07/22/29(a)	GBP2,408	3,242,839
4.25%, 12/07/27(a)	GBP141	190,738
4.25%, 06/07/32(a)	GBP1,022	1,376,189
4.25%, 07/31/34(a)	GBP1,764	2,329,021
4.25%, 03/07/36(a)	GBP762	991,856
4.25%, 09/07/39(a)	GBP372	467,655
4.25%, 12/07/40(a)	GBP419	520,598
4.25%, 12/07/46(a)	GBP535	629,860
4.25%, 12/07/49(a)	GBP420	487,752
4.25%, 12/07/55(a)	GBP570	650,061
4.38%, 03/07/28(a)	GBP839	1,134,573
4.38%, 03/07/30(a)	GBP457	620,860
4.38%, 01/31/40(a)	GBP635	805,136
4.38%, 07/31/54(a)	GBP993	1,157,024
4.50%, 06/07/28(a)	GBP1,212	1,648,669
4.50%, 09/07/34(a)	GBP310	418,177
4.50%, 12/07/42(a)	GBP639	802,463
4.63%, 01/31/34(a)	GBP1,015	1,380,962
4.75%, 12/07/30(a)	GBP543	755,617
4.75%, 12/07/38(a)	GBP408	545,427
4.75%, 10/22/43(a)	GBP1,238	1,588,178
6.00%, 12/07/28(a)	GBP532	765,646
		52,506,723
Total Long-Term Investments — 98.8% (Cost: $855,279,175)		830,826,434
	Shares
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	1,750,000	1,750,000
Total Short-Term Securities — 0.2% (Cost: $1,750,000)		1,750,000
Total Investments — 99.0% (Cost: $857,029,175)		832,576,434
Other Assets Less Liabilities — 1.0%		8,645,433
Net Assets — 100.0%		$841,221,867

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® International Treasury Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$150,000	$1,600,000 (a)	$—	$—	$—	$1,750,000	1,750,000	$13,590	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Foreign Government Obligations	$—	$830,826,434	$—	$830,826,434
Short-Term Securities
Money Market Funds	1,750,000	—	—	1,750,000
	$1,750,000	$830,826,434	$—	$832,576,434
See notes to financial statements.
Schedule of Investments
14

Statements of Assets and Liabilities (unaudited)
April 30, 2025

	iShares 1-3 Year International Treasury Bond ETF	iShares International Treasury Bond ETF
ASSETS
Investments, at value—unaffiliated(a)	$284,593,766	$830,826,434
Investments, at value—affiliated(b)	50,000	1,750,000
Cash	9,538	4,133
Foreign currency, at value(c)	1,259,912	2,059,815
Receivables:
Investments sold	24,575,621	21,727,161
Capital shares sold	7,377,450	7,859,039
Dividends—affiliated	1,062	7,429
Interest—unaffiliated	1,863,435	7,167,481
Total assets	319,730,784	871,401,492
LIABILITIES
Payables:
Investments purchased	31,761,110	29,996,690
Investment advisory fees	42,713	182,935
Total liabilities	31,803,823	30,179,625
Commitments and contingent liabilities
NET ASSETS	$287,926,961	$841,221,867
NET ASSETS CONSIST OF
Paid-in capital	$292,183,114	$971,485,956
Accumulated loss	(4,256,153)	(130,264,089)
NET ASSETS	$287,926,961	$841,221,867
NET ASSET VALUE
Shares outstanding	3,900,000	20,150,000
Net asset value	$73.83	$41.75
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$279,120,355	$855,279,175
(b) Investments, at cost—affiliated	$50,000	$1,750,000
(c) Foreign currency, at cost	$1,263,285	$2,062,517
See notes to financial statements.
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended April 30, 2025

	iShares 1-3 Year International Treasury Bond ETF	iShares International Treasury Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$1,973	$13,590
Interest—unaffiliated	1,081,785	5,741,568
Total investment income	1,083,758	5,755,158
EXPENSES
Investment advisory	143,617	869,215
Total expenses	143,617	869,215
Net investment income	940,141	4,885,943
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(659,233)	(6,381,223)
Foreign currency transactions	27,137	(854)
In-kind redemptions—unaffiliated(a)	—	(7,660,531)
	(632,096)	(14,042,608)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	5,171,763	34,585,700
Foreign currency translations	120,200	270,672
	5,291,963	34,856,372
Net realized and unrealized gain	4,659,867	20,813,764
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,600,008	$25,699,707
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
16

Statements of Changes in Net Assets

	iShares 1-3 Year International Treasury Bond ETF		iShares International Treasury Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$940,141	$1,882,989	$4,885,943	$10,483,002
Net realized gain (loss)	(632,096)	210,236	(14,042,608)	(58,627,554)
Net change in unrealized appreciation (depreciation)	5,291,963	3,039,342	34,856,372	132,452,853
Net increase in net assets resulting from operations	5,600,008	5,132,567	25,699,707	84,308,301
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,724,103)(b)	(143,999)	(2,631,495)(b)	—
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	215,967,415	(11,057,043)	302,306,614	(633,240,475)
NET ASSETS
Total increase (decrease) in net assets	219,843,320	(6,068,475)	325,374,826	(548,932,174)
Beginning of period	68,083,641	74,152,116	515,847,041	1,064,779,215
End of period	$287,926,961	$68,083,641	$841,221,867	$515,847,041

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares 1-3 Year International Treasury Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of period	$71.67	$67.41	$64.76	$80.31	$81.34	$78.93
Net investment income (loss)(a)	0.80	1.72	0.89	(0.25)	(0.49)	(0.14)
Net realized and unrealized gain (loss)(b)	3.08	2.67	1.76	(14.29)	(0.54)	2.55
Net increase (decrease) from investment operations	3.88	4.39	2.65	(14.54)	(1.03)	2.41
Distributions from net investment income(c)	(1.72)(d)	(0.13)	—	(1.01)	—	—
Net asset value, end of period	$73.83	$71.67	$67.41	$64.76	$80.31	$81.34
Total Return(e)
Based on net asset value	5.64%(f)	6.52%	4.09%	(18.32)%	(1.27)%	3.05%
Ratios to Average Net Assets(g)
Total expenses	0.35%(h)	0.35%	0.35%	0.35%	0.35%	0.35%
Total expenses after fees waived	0.35%(h)	0.35%	0.35%	0.35%	0.35%	0.17%
Net investment income (loss)	2.29%(h)	2.43%	1.28%	(0.35)%	(0.59)%	(0.18)%
Supplemental Data
Net assets, end of period (000)	$287,927	$68,084	$74,152	$55,043	$76,292	$56,937
Portfolio turnover rate(i)	54%	77%	89%	69%	60%	71%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
18

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares International Treasury Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of period	$40.14	$36.78	$36.88	$51.00	$52.95	$50.76
Net investment income(a)	0.39	0.70	0.50	0.11	0.08	0.21
Net realized and unrealized gain (loss)(b)	1.45	2.66	(0.56)	(14.03)	(2.03)	2.10
Net increase (decrease) from investment operations	1.84	3.36	(0.06)	(13.92)	(1.95)	2.31
Distributions(c)
From net investment income	(0.23)(d)	—	—	(0.20)	—	(0.12)
Return of capital	—	—	(0.04)	—	—	—
Total distributions	(0.23)	—	(0.04)	(0.20)	—	(0.12)
Net asset value, end of period	$41.75	$40.14	$36.78	$36.88	$51.00	$52.95
Total Return(e)
Based on net asset value	4.60%(f)	9.14%	(0.14)%	(27.42)%	(3.68)%	4.57%
Ratios to Average Net Assets(g)
Total expenses	0.35%(h)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	1.97%(h)	1.78%	1.28%	0.26%	0.14%	0.41%
Supplemental Data
Net assets, end of period (000)	$841,222	$515,847	$1,064,779	$916,358	$1,183,210	$1,082,929
Portfolio turnover rate(i)	13%	27%	51%	24%	21%	41%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
1-3 Year International Treasury Bond	Non-diversified
International Treasury Bond	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates.  Distributions are determined on a tax basis and may differ from net investment income, net realized capital gains and/or return of capital for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
The portion of distributions that exceeds each Fund's current and accumulated earnings and profits will constitute a non-taxable return of capital. Distributions in excess of each Fund's minimum distribution requirements, but not in excess of the Fund's earnings and profits, will be taxable to the Fund's shareholders and will not constitute non-taxable returns of capital. Return of capital distributions will reduce a shareholder's cost basis and will result in higher capital gains or lower capital losses when each Fund's shares on which distributions were received are sold.  Once a shareholder's cost basis is reduced to zero, further distributions will be treated as capital gains.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Notes to Financial Statements
20

Notes to Financial Statements (unaudited) (continued)
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. ("BlackRock"). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.35%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the Funds.
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
5. PURCHASES AND SALES
For the six months ended April 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
1-3 Year International Treasury Bond	$67,786,921	$54,963,451
International Treasury Bond	133,587,085	67,324,167
For the six months ended April 30, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
1-3 Year International Treasury Bond	$199,557,458	$—
International Treasury Bond	385,325,620	152,212,145
6. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
Notes to Financial Statements
22

Notes to Financial Statements (unaudited) (continued)
As of October 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
1-3 Year International Treasury Bond	$(9,834,720)
International Treasury Bond	(88,492,244)
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
1-3 Year International Treasury Bond	$279,198,458	$5,524,399	$(79,091)	$5,445,308
International Treasury Bond	863,704,850	15,980,334	(47,108,750)	(31,128,416)
7. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
8. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/25		Year Ended 10/31/24
iShares ETF	Shares	Amount	Shares	Amount
1-3 Year International Treasury Bond
Shares sold	3,000,000	$219,373,008	50,000	$3,531,217
Shares redeemed	(50,000)	(3,405,593)	(200,000)	(14,588,260)
	2,950,000	$215,967,415	(150,000)	$(11,057,043)
International Treasury Bond
Shares sold	11,300,000	$460,643,420	5,100,000	$203,890,324
Shares redeemed	(4,000,000)	(158,336,806)	(21,200,000)	(837,130,799)
	7,300,000	$302,306,614	(16,100,000)	$(633,240,475)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
9. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
24

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
25
2025 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
ILS	Israeli Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
Glossary of Terms Used in this Report
26

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Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Fixed Income LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

April 30, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares iBonds Dec 2034 Term Treasury ETF | IBTP | NASDAQ
• iShares iBonds Dec 2044 Term Treasury ETF | IBGA | NASDAQ
• iShares iBonds Dec 2054 Term Treasury ETF | IBGK | NASDAQ

2

Schedule of Investments (unaudited)
April 30, 2025
iShares® iBonds® Dec 2034 Term Treasury ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 98.3%
U.S. Treasury Note/Bond
3.88%, 08/15/34	$32,341	$31,679,118
4.00%, 02/15/34	32,206	31,959,125
4.25%, 11/15/34	32,383	32,630,731
4.38%, 05/15/34	32,383	33,002,729
		129,271,703
Total Investments — 98.3% (Cost: $126,532,262)		129,271,703
Other Assets Less Liabilities — 1.7%		2,231,191
Net Assets — 100.0%		$131,502,894

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$10,000	$—	$(10,000)(b)	$—	$—	$—	—	$2,854 (c)	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$129,271,703	$—	$129,271,703
See notes to financial statements.
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2025
iShares® iBonds® Dec 2044 Term Treasury ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 97.9%
U.S. Treasury Note/Bond
3.00%, 11/15/44	$8,807	$6,848,241
3.13%, 08/15/44	7,553	6,013,542
3.38%, 05/15/44	6,165	5,122,979
3.63%, 02/15/44	6,282	5,433,194
4.13%, 08/15/44	10,685	9,903,845
4.50%, 02/15/44	11,268	11,010,509
4.63%, 05/15/44	11,275	11,186,374
4.63%, 11/15/44	9,577	9,481,626
		65,000,310
Total Long-Term Investments — 97.9% (Cost: $64,956,885)		65,000,310
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(a)(b)	180,000	$180,000
Total Short-Term Securities — 0.3% (Cost: $180,000)		180,000
Total Investments — 98.2% (Cost: $65,136,885)		65,180,310
Other Assets Less Liabilities — 1.8%		1,181,690
Net Assets — 100.0%		$66,362,000

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$10,000	$170,000 (a)	$—	$—	$—	$180,000	180,000	$6,259 (b)	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$65,000,310	$—	$65,000,310
Short-Term Securities
Money Market Funds	180,000	—	—	180,000
	$180,000	$65,000,310	$—	$65,180,310
See notes to financial statements.
Schedule of Investments
4

Schedule of Investments (unaudited)
April 30, 2025
iShares® iBonds® Dec 2054 Term Treasury ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 98.1%
U.S. Treasury Note/Bond
4.25%, 02/15/54	$624	$577,902
4.25%, 08/15/54	624	578,653
4.50%, 11/15/54	624	604,013
4.63%, 05/15/54	624	615,250
		2,375,818
Total Investments — 98.1% (Cost: $2,463,035)		2,375,818
Other Assets Less Liabilities — 1.9%		46,910
Net Assets — 100.0%		$2,422,728

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$0 (b)	$—	$—	$—	$—	—	$69	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$2,375,818	$—	$2,375,818
See notes to financial statements.
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
April 30, 2025

	iShares iBonds Dec 2034 Term Treasury ETF	iShares iBonds Dec 2044 Term Treasury ETF	iShares iBonds Dec 2054 Term Treasury ETF
ASSETS
Investments, at value—unaffiliated(a)	$129,271,703	$65,000,310	$2,375,818
Investments, at value—affiliated(b)	—	180,000	—
Cash	8,646	9,018	872
Receivables:
Investments sold	414,296	220,347	8,912
Dividends—affiliated	133	633	3
Interest—unaffiliated	1,815,036	955,239	37,262
Total assets	131,509,814	66,365,547	2,422,867
LIABILITIES
Payables:
Investment advisory fees	6,920	3,547	139
Total liabilities	6,920	3,547	139
Commitments and contingent liabilities
NET ASSETS	$131,502,894	$66,362,000	$2,422,728
NET ASSETS CONSIST OF
Paid-in capital	$129,015,915	$66,480,174	$2,535,091
Accumulated earnings (loss)	2,486,979	(118,174)	(112,363)
NET ASSETS	$131,502,894	$66,362,000	$2,422,728
NET ASSET VALUE
Shares outstanding	5,100,000	2,650,000	100,000
Net asset value	$25.78	$25.04	$24.23
Shares authorized	Unlimited	Unlimited	Unlimited
Par value	None	None	None
(a) Investments, at cost—unaffiliated	$126,532,262	$64,956,885	$2,463,035
(b) Investments, at cost—affiliated	$—	$180,000	$—
See notes to financial statements.
Statements of Assets and Liabilities
6

Statements of Operations (unaudited)
Six Months Ended April 30, 2025

	iShares iBonds Dec 2034 Term Treasury ETF	iShares iBonds Dec 2044 Term Treasury ETF	iShares iBonds Dec 2054 Term Treasury ETF
INVESTMENT INCOME
Dividends—affiliated	$2,615	$5,000	$69
Interest—unaffiliated	1,595,009	1,102,523	54,754
Securities lending income—affiliated—net	239	1,259	—
Total investment income	1,597,863	1,108,782	54,823
EXPENSES
Investment advisory	25,707	16,551	845
Total expenses	25,707	16,551	845
Less:
Investment advisory fees waived	(55)	(103)	(1)
Total expenses after fees waived	25,652	16,448	844
Net investment income	1,572,211	1,092,334	53,979
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(538,376)	(476,623)	(29,867)
In-kind redemptions—unaffiliated(a)	—	98,815	—
	(538,376)	(377,808)	(29,867)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	3,232,251	456,482	(60,877)
	3,232,251	456,482	(60,877)
Net realized and unrealized gain (loss)	2,693,875	78,674	(90,744)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,266,086	$1,171,008	$(36,765)
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares iBonds Dec 2034 Term Treasury ETF		iShares iBonds Dec 2044 Term Treasury ETF
	Six Months Ended 04/30/25 (unaudited)	Period From 06/11/24(a) to 10/31/24	Six Months Ended 04/30/25 (unaudited)	Period From 06/11/24(a) to 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,572,211	$263,876	$1,092,334	$183,505
Net realized gain (loss)	(538,376)	(140,055)	(377,808)	110,686
Net change in unrealized appreciation (depreciation)	3,232,251	(492,810)	456,482	(413,057)
Net increase (decrease) in net assets resulting from operations	4,266,086	(368,989)	1,171,008	(118,866)
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(1,244,548)(c)	(165,570)	(909,180)(c)	(126,064)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	94,154,011	34,861,904	50,886,636	15,458,466
NET ASSETS
Total increase in net assets	97,175,549	34,327,345	51,148,464	15,213,536
Beginning of period	34,327,345	—	15,213,536	—
End of period	$131,502,894	$34,327,345	$66,362,000	$15,213,536

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
8

Statements of Changes in Net Assets(continued)

	iShares iBonds Dec 2054 Term Treasury ETF
	Six Months Ended 04/30/25 (unaudited)	Period From 06/11/24(a) to 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$53,979	$50,307
Net realized gain (loss)	(29,867)	88,483
Net change in unrealized appreciation (depreciation)	(60,877)	(26,340)
Net increase (decrease) in net assets resulting from operations	(36,765)	112,450
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(67,249)(c)	(41,135)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	—	2,455,427
NET ASSETS
Total increase (decrease) in net assets	(104,014)	2,526,742
Beginning of period	2,526,742	—
End of period	$2,422,728	$2,526,742

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights
(For a share outstanding throughout each period)

	iShares iBonds Dec 2034 Term Treasury ETF
	Six Months Ended 04/30/25 (unaudited)	Period From 06/11/24(a) to 10/31/24
Net asset value, beginning of period	$25.43	$25.00
Net investment income(b)	0.54	0.40
Net realized and unrealized gain(c)	0.28	0.24
Net increase from investment operations	0.82	0.64
Distributions from net investment income(d)	(0.47)(e)	(0.21)
Net asset value, end of period	$25.78	$25.43
Total Return(f)
Based on net asset value	3.29%(g)	2.51%(g)
Ratios to Average Net Assets(h)
Total expenses	0.07%(i)	0.07%(i)
Total expenses after fees waived	0.07%(i)	0.07%(i)
Net investment income	4.28%(i)	3.95%(i)
Supplemental Data
Net assets, end of period (000)	$131,503	$34,327
Portfolio turnover rate(j)	19%	61%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Statements of Changes in Net Assets
10

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2044 Term Treasury ETF
	Six Months Ended 04/30/25 (unaudited)	Period From 06/11/24(a) to 10/31/24
Net asset value, beginning of period	$25.36	$25.00
Net investment income(b)	0.57	0.44
Net realized and unrealized gain (loss)(c)	(0.36)	0.15
Net increase from investment operations	0.21	0.59
Distributions from net investment income(d)	(0.53)(e)	(0.23)
Net asset value, end of period	$25.04	$25.36
Total Return(f)
Based on net asset value	0.85%(g)	2.32%(g)
Ratios to Average Net Assets(h)
Total expenses	0.07%(i)	0.07%(i)
Total expenses after fees waived	0.07%(i)	0.07%(i)
Net investment income	4.62%(i)	4.37%(i)
Supplemental Data
Net assets, end of period (000)	$66,362	$15,214
Portfolio turnover rate(j)	24%	51%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2054 Term Treasury ETF
	Six Months Ended 04/30/25 (unaudited)	Period From 06/11/24(a) to 10/31/24
Net asset value, beginning of period	$25.27	$25.00
Net investment income(b)	0.54	0.42
Net realized and unrealized gain (loss)(c)	(0.91)	0.19
Net increase (decrease) from investment operations	(0.37)	0.61
Distributions(d)
From net investment income	(0.54)(e)	(0.34)
From net realized gain	(0.13)	—
Total distributions	(0.67)	(0.34)
Net asset value, end of period	$24.23	$25.27
Total Return(f)
Based on net asset value	(1.50)%(g)	2.39%(g)
Ratios to Average Net Assets(h)
Total expenses	0.07%(i)	0.07%(i)
Total expenses after fees waived	0.07%(i)	0.07%(i)
Net investment income	4.47%(i)	4.19%(i)
Supplemental Data
Net assets, end of period (000)	$2,423	$2,527
Portfolio turnover rate(j)	26%	104%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Statements of Changes in Net Assets
12

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
iBonds Dec 2034 Term Treasury	Diversified
iBonds Dec 2044 Term Treasury	Diversified
iBonds Dec 2054 Term Treasury	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of
Notes to Financial Statements
14

Notes to Financial Statements (unaudited) (continued)
the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.07%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
iBonds Dec 2034 Term Treasury	$55
iBonds Dec 2044 Term Treasury	103
iBonds Dec 2054 Term Treasury	1
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
iBonds Dec 2034 Term Treasury	$79
iBonds Dec 2044 Term Treasury	264
Trustees and Officers: Certain trustees and/or officers of the Company are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended April 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities
iShares ETF	Purchases	Sales
iBonds Dec 2034 Term Treasury	$106,871,757	$14,148,245
iBonds Dec 2044 Term Treasury	61,248,282	11,325,263
iBonds Dec 2054 Term Treasury	635,367	652,641
For the six months ended April 30, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
iBonds Dec 2034 Term Treasury	$92,965,368	$—
iBonds Dec 2044 Term Treasury	52,482,197	2,450,152
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of October 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
iBonds Dec 2034 Term Treasury	$(126,242)
iBonds Dec 2044 Term Treasury	(22,141)
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Dec 2034 Term Treasury	$126,546,075	$2,739,441	$(13,813)	$2,725,628
iBonds Dec 2044 Term Treasury	65,139,130	203,201	(162,021)	41,180
iBonds Dec 2054 Term Treasury	2,467,350	—	(91,532)	(91,532)
Notes to Financial Statements
16

Notes to Financial Statements (unaudited) (continued)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/25		Year Ended 10/31/24(a)
iShares ETF	Shares	Amount	Shares	Amount
iBonds Dec 2034 Term Treasury
Shares sold	3,750,000	$94,154,011	1,350,000	$34,861,904
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
	Six Months Ended 04/30/25		Year Ended 10/31/24(a)
iShares ETF	Shares	Amount	Shares	Amount
iBonds Dec 2044 Term Treasury
Shares sold	2,150,000	$53,382,555	700,000	$18,113,377
Shares redeemed	(100,000)	(2,495,919)	(100,000)	(2,654,911)
	2,050,000	$50,886,636	600,000	$15,458,466
iBonds Dec 2054 Term Treasury
Shares sold	—	$—	150,000	$3,787,861
Shares redeemed	—	—	(50,000)	(1,332,434)
	—	$—	100,000	$2,455,427

(a)	The Funds commenced operations on June 11, 2024.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
18

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
19
2025 iShares Semi-Annual Financial Statements and Additional Information

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Want to know more?
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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

April 30, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares iBonds Dec 2025 Term Corporate ETF | IBDQ | NYSE Arca
• iShares iBonds Dec 2026 Term Corporate ETF | IBDR | NYSE Arca
• iShares iBonds Dec 2027 Term Corporate ETF | IBDS | NYSE Arca
• iShares iBonds Dec 2028 Term Corporate ETF | IBDT | NYSE Arca
• iShares iBonds Dec 2029 Term Corporate ETF | IBDU | NYSE Arca
• iShares iBonds Dec 2030 Term Corporate ETF | IBDV | NYSE Arca
• iShares iBonds Dec 2031 Term Corporate ETF | IBDW | NYSE Arca
• iShares iBonds Dec 2034 Term Corporate ETF | IBDZ | NYSE Arca

2

Schedule of Investments (unaudited)
April 30, 2025
iShares® iBonds® Dec 2025 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 1.0%
Boeing Co. (The), 2.60%, 10/30/25(a)	$4,731	$4,676,009
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25(a)	3,624	3,598,222
General Dynamics Corp., 3.50%, 05/15/25(a)	6,330	6,327,389
Lockheed Martin Corp., 4.95%, 10/15/25(a)	5,214	5,220,129
RTX Corp., 3.95%, 08/16/25	12,926	12,888,713
		32,710,462
Agriculture — 1.6%
Altria Group Inc., 2.35%, 05/06/25	5,376	5,376,000
Bunge Ltd. Finance Corp., 1.63%, 08/17/25	5,912	5,854,873
Philip Morris International Inc.
1.50%, 05/01/25	5,720	5,720,000
3.38%, 08/11/25	6,773	6,741,742
5.00%, 11/17/25	7,764	7,781,183
Reynolds American Inc., 4.45%, 06/12/25(a)	17,463	17,453,262
		48,927,060
Airlines — 0.1%
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 02/15/27(a)	3,365	3,352,333
Apparel — 0.3%
PVH Corp., 4.63%, 07/10/25(a)	4,540	4,540,522
Ralph Lauren Corp., 3.75%, 09/15/25(a)	4,990	4,966,327
		9,506,849
Auto Manufacturers — 5.9%
American Honda Finance Corp.
1.00%, 09/10/25	6,806	6,716,722
1.20%, 07/08/25	6,386	6,343,626
5.00%, 05/23/25	6,175	6,174,887
5.80%, 10/03/25(a)	9,023	9,067,203
Cummins Inc., 0.75%, 09/01/25(a)	5,170	5,104,100
Ford Motor Credit Co. LLC
3.38%, 11/13/25	19,761	19,514,069
4.13%, 08/04/25	13,252	13,174,578
4.69%, 06/09/25(a)	6,239	6,222,810
5.13%, 06/16/25	15,900	15,886,170
General Motors Co., 6.13%, 10/01/25	12,637	12,678,958
General Motors Financial Co. Inc.
2.75%, 06/20/25	11,653	11,612,787
4.30%, 07/13/25	8,348	8,331,993
6.05%, 10/10/25	12,659	12,708,948
PACCAR Financial Corp.
3.55%, 08/11/25(a)	5,550	5,536,601
4.95%, 10/03/25	4,018	4,025,200
Toyota Motor Credit Corp.
0.80%, 10/16/25(a)	9,337	9,180,777
3.65%, 08/18/25(a)	6,823	6,803,376
3.95%, 06/30/25(a)	10,708	10,692,678
5.40%, 11/10/25(a)	6,536	6,564,433
5.60%, 09/11/25	5,590	5,610,046
		181,949,962
Auto Parts & Equipment — 0.2%
Magna International Inc., 4.15%, 10/01/25(a)	7,075	7,054,074
Banks — 23.3%
Australia & New Zealand Banking Group Ltd.
3.70%, 11/16/25(a)	6,215	6,193,466
5.09%, 12/08/25	10,374	10,414,427
5.38%, 07/03/25(a)	7,833	7,843,368
Security	Par (000)	Value
Banks (continued)
Australia & New Zealand Banking Group Ltd./New York, 5.67%, 10/03/25(a)	$8,345	$8,386,732
Banco Bilbao Vizcaya Argentaria SA, 1.13%, 09/18/25	6,630	6,539,321
Banco Santander SA
2.75%, 05/28/25	4,995	4,986,205
5.15%, 08/18/25(a)	6,944	6,945,107
5.18%, 11/19/25	12,905	12,919,511
Bank of America Corp., 3.88%, 08/01/25	14,442	14,414,127
Bank of America NA, 5.65%, 08/18/25	16,985	17,026,639
Bank of Montreal
1.85%, 05/01/25	11,621	11,621,000
3.70%, 06/07/25(a)	10,080	10,068,859
5.92%, 09/25/25(a)	9,906	9,957,357
Bank of New York Mellon Corp. (The), 3.95%, 11/18/25(a)	3,524	3,511,977
Bank of Nova Scotia (The)
1.30%, 06/11/25	7,735	7,706,217
5.45%, 06/12/25(a)	12,860	12,873,532
BankUnited Inc., 4.88%, 11/17/25(a)	2,817	2,810,086
Canadian Imperial Bank of Commerce
0.95%, 10/23/25(a)	4,220	4,148,203
3.95%, 08/04/25	11,127	11,103,673
Citibank NA, 5.86%, 09/29/25	10,985	11,027,882
Citigroup Inc.
4.40%, 06/10/25	20,560	20,525,705
5.50%, 09/13/25	12,097	12,117,206
Citizens Financial Group Inc., 4.30%, 12/03/25(a)	3,615	3,599,786
Comerica Bank, 4.00%, 07/27/25(a)	2,851	2,831,271
Commonwealth Bank of Australia/New York, 5.50%, 09/12/25(a)	7,413	7,440,863
Cooperatieve Rabobank UA, 4.38%, 08/04/25	12,695	12,667,036
Cooperatieve Rabobank UA/New York
3.38%, 05/21/25	8,112	8,105,745
5.50%, 07/18/25	6,648	6,657,661
Deutsche Bank AG/New York, 4.16%, 05/13/25	4,250	4,249,267
Fifth Third Bank NA, 3.95%, 07/28/25(a)	6,305	6,287,720
First Horizon Corp., 4.00%, 05/26/25	2,552	2,548,789
FNB Corp., 5.15%, 08/25/25	3,125	3,122,213
Goldman Sachs Group Inc. (The)
3.75%, 05/22/25	18,800	18,785,351
4.25%, 10/21/25(a)	17,135	17,086,425
HSBC Holdings PLC, 4.25%, 08/18/25(a)	8,815	8,787,202
Huntington Bancshares Inc./Ohio, 4.00%, 05/15/25	3,538	3,536,370
JPMorgan Chase & Co.
3.90%, 07/15/25	20,103	20,070,316
7.75%, 07/15/25	2,153	2,166,144
KeyBank NA/Cleveland OH
3.30%, 06/01/25(a)	6,006	5,991,358
4.15%, 08/08/25(a)	10,751	10,723,240
KeyCorp, 4.15%, 10/29/25(a)	4,610	4,590,104
Lloyds Bank PLC, 3.50%, 05/14/25(a)	2,903	2,901,663
Lloyds Banking Group PLC
4.45%, 05/08/25	11,345	11,343,879
4.58%, 12/10/25(a)	11,520	11,466,265
Manufacturers & Traders Trust Co., 5.40%, 11/21/25	4,604	4,615,400
Mitsubishi UFJ Financial Group Inc., 1.41%, 07/17/25	14,192	14,097,563
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2025 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Morgan Stanley
4.00%, 07/23/25	$24,343	$24,305,783
5.00%, 11/24/25	17,193	17,214,205
Morgan Stanley Bank NA, 5.48%, 07/16/25(a)	9,556	9,563,118
National Australia Bank Ltd./New York
3.50%, 06/09/25(a)	5,608	5,601,704
4.75%, 12/10/25(a)	8,461	8,480,172
5.20%, 05/13/25	6,845	6,846,297
Northern Trust Corp., 3.95%, 10/30/25(a)	6,660	6,643,127
PNC Bank NA
3.25%, 06/01/25	7,865	7,854,584
4.20%, 11/01/25(a)	4,114	4,104,023
Regions Financial Corp., 2.25%, 05/18/25	6,100	6,091,714
Royal Bank of Canada, 1.15%, 06/10/25(a)	12,182	12,135,830
Santander Holdings USA Inc.
3.45%, 06/02/25	8,178	8,162,909
4.50%, 07/17/25	9,185	9,174,713
State Street Corp., 3.55%, 08/18/25(a)	10,600	10,562,102
Sumitomo Mitsui Banking Corp., 3.65%, 07/23/25(a)	3,545	3,537,180
Sumitomo Mitsui Financial Group Inc., 1.47%, 07/08/25(a)	19,004	18,890,285
Synchrony Bank, 5.40%, 08/22/25(a)	7,920	7,910,049
Synovus Financial Corp., 5.20%, 08/11/25	3,348	3,344,874
Toronto-Dominion Bank (The)
0.75%, 09/11/25(a)	8,295	8,178,137
1.15%, 06/12/25	7,662	7,631,838
3.77%, 06/06/25	13,026	13,013,510
Truist Bank
3.63%, 09/16/25	10,895	10,844,610
4.05%, 11/03/25(a)	4,718	4,700,311
Truist Financial Corp.
1.20%, 08/05/25	6,202	6,145,208
3.70%, 06/05/25	8,248	8,235,928
4.00%, 05/01/25	6,480	6,480,000
U.S. Bancorp
1.45%, 05/12/25	12,358	12,345,196
3.95%, 11/17/25(a)	6,306	6,283,258
UBS AG/London, 5.80%, 09/11/25	8,840	8,873,835
Wells Fargo & Co., 3.55%, 09/29/25(a)	20,580	20,510,441
Wells Fargo Bank NA, 5.55%, 08/01/25(a)	16,184	16,206,574
Westpac Banking Corp.
3.74%, 08/26/25(a)	5,790	5,777,361
5.51%, 11/17/25	8,296	8,348,962
		720,810,069
Beverages — 1.8%
Coca-Cola Consolidated Inc., 3.80%, 11/25/25(a)	4,586	4,561,602
Constellation Brands Inc.
4.40%, 11/15/25	6,477	6,465,381
4.75%, 12/01/25(a)	5,558	5,558,570
Diageo Capital PLC
1.38%, 09/29/25(a)	7,219	7,121,690
5.20%, 10/24/25(a)	5,921	5,937,969
Keurig Dr Pepper Inc.
3.40%, 11/15/25	6,605	6,558,225
4.42%, 05/25/25	4,493	4,490,400
PepsiCo Inc.
3.50%, 07/17/25(a)	6,440	6,421,363
5.25%, 11/10/25	7,683	7,719,278
		54,834,478
Security	Par (000)	Value
Biotechnology — 1.5%
Amgen Inc., 3.13%, 05/01/25	$7,267	$7,267,000
Baxalta Inc., 4.00%, 06/23/25	8,176	8,160,463
Biogen Inc., 4.05%, 09/15/25	15,500	15,448,544
Illumina Inc., 5.80%, 12/12/25	6,646	6,676,760
Royalty Pharma PLC, 1.20%, 09/02/25	10,228	10,095,501
		47,648,268
Building Materials — 0.3%
Fortune Brands Innovations Inc., 4.00%, 06/15/25(a)	5,697	5,690,342
Lennox International Inc., 1.35%, 08/01/25(a)	4,462	4,418,859
		10,109,201
Chemicals — 1.5%
Air Products and Chemicals Inc., 1.50%, 10/15/25(a)	5,713	5,637,052
DuPont de Nemours Inc., 4.49%, 11/15/25	16,458	16,422,099
EIDP Inc., 1.70%, 07/15/25	4,809	4,775,682
LYB International Finance III LLC, 1.25%, 10/01/25(a)	5,905	5,817,110
Nutrien Ltd., 5.95%, 11/07/25(a)	5,244	5,276,620
Sherwin-Williams Co. (The)
3.45%, 08/01/25(a)	4,625	4,607,579
4.25%, 08/08/25(a)	4,681	4,673,077
		47,209,219
Commercial Services — 1.0%
Automatic Data Processing Inc., 3.38%, 09/15/25	9,320	9,273,536
Block Financial LLC, 5.25%, 10/01/25(a)	5,156	5,158,398
Cintas Corp. No. 2, 3.45%, 05/01/25	3,619	3,619,000
Equifax Inc., 2.60%, 12/15/25(a)	4,994	4,933,814
PayPal Holdings Inc., 1.65%, 06/01/25	9,307	9,278,223
		32,262,971
Computers — 3.3%
Apple Inc.
0.55%, 08/20/25	10,885	10,753,012
1.13%, 05/11/25	17,651	17,633,060
3.20%, 05/13/25	16,576	16,567,703
Hewlett Packard Enterprise Co., 4.90%, 10/15/25(a)	22,958	22,963,249
HP Inc., 2.20%, 06/17/25(a)	10,544	10,506,623
International Business Machines Corp.
4.00%, 07/27/25	9,446	9,428,061
7.00%, 10/30/25(a)	6,120	6,193,362
NetApp Inc., 1.88%, 06/22/25(a)	6,812	6,775,658
		100,820,728
Cosmetics & Personal Care — 0.6%
Colgate-Palmolive Co., 3.10%, 08/15/25(a)	4,285	4,266,499
Procter & Gamble Co. (The), 0.55%, 10/29/25(a)	9,424	9,247,517
Unilever Capital Corp., 3.10%, 07/30/25	4,605	4,587,333
		18,101,349
Diversified Financial Services — 5.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 10/01/25	6,081	6,071,122
6.50%, 07/15/25(a)	11,558	11,578,241
Affiliated Managers Group Inc., 3.50%, 08/01/25(a)	4,660	4,638,157
Air Lease Corp., 3.38%, 07/01/25(a)	8,004	7,981,783
Ally Financial Inc., 5.80%, 05/01/25	5,744	5,744,000
American Express Co.
3.95%, 08/01/25	18,074	18,039,211
4.20%, 11/06/25(a)	6,255	6,243,071
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2025 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Capital One Financial Corp., 4.20%, 10/29/25(a)	$12,925	$12,885,075
Charles Schwab Corp. (The), 3.85%, 05/21/25	5,718	5,712,720
Intercontinental Exchange Inc.
3.65%, 05/23/25(a)	10,226	10,216,662
3.75%, 12/01/25	11,795	11,747,073
Nasdaq Inc., 5.65%, 06/28/25(a)	4,289	4,291,632
Nomura Holdings Inc.
1.85%, 07/16/25	13,728	13,641,213
5.10%, 07/03/25	7,988	7,989,985
Synchrony Financial
4.50%, 07/23/25(a)	8,405	8,398,680
4.88%, 06/13/25	6,081	6,076,246
Visa Inc., 3.15%, 12/14/25	34,321	34,057,061
		175,311,932
Electric — 7.1%
American Electric Power Co. Inc.
5.70%, 08/15/25	8,386	8,402,957
Series N, 1.00%, 11/01/25(a)	4,804	4,717,179
Appalachian Power Co., 3.40%, 06/01/25	2,555	2,551,796
Arizona Public Service Co., 3.15%, 05/15/25	2,383	2,381,455
Connecticut Light and Power Co. (The), Series A, 0.75%, 12/01/25(a)	4,107	4,015,735
Constellation Energy Generation LLC, 3.25%, 06/01/25	8,182	8,165,051
Dominion Energy Inc., 3.90%, 10/01/25	7,088	7,055,318
DTE Energy Co., Series F, 1.05%, 06/01/25	6,537	6,513,315
Duke Energy Corp.
0.90%, 09/15/25(a)	5,616	5,535,755
5.00%, 12/08/25(a)	4,927	4,943,339
Duke Energy Progress LLC, 3.25%, 08/15/25(a)	4,623	4,603,959
Edison International, 4.70%, 08/15/25(a)	5,594	5,580,061
Entergy Corp., 0.90%, 09/15/25(a)	6,812	6,711,593
Evergy Metro Inc., 3.65%, 08/15/25(a)	3,539	3,526,143
Eversource Energy, Series Q, 0.80%, 08/15/25(a)	4,474	4,417,789
Exelon Corp., 3.95%, 06/15/25	7,959	7,945,658
Florida Power & Light Co., 3.13%, 12/01/25(a)	5,819	5,774,436
Louisville Gas & Electric Co., Series 25, 3.30%, 10/01/25(a)	3,720	3,696,018
National Rural Utilities Cooperative Finance Corp.
3.25%, 11/01/25	4,518	4,484,789
3.45%, 06/15/25(a)	2,813	2,807,768
5.45%, 10/30/25(a)	5,704	5,726,210
NextEra Energy Capital Holdings Inc.
4.45%, 06/20/25(a)	8,939	8,929,810
5.75%, 09/01/25	17,222	17,266,907
Oncor Electric Delivery Co. LLC, 0.55%, 10/01/25(a)	4,725	4,645,552
Pacific Gas and Electric Co.
3.45%, 07/01/25(a)	8,860	8,827,204
3.50%, 06/15/25	6,104	6,083,105
4.95%, 06/08/25	5,224	5,216,434
PECO Energy Co., 3.15%, 10/15/25(a)	4,410	4,380,155
Pinnacle West Capital Corp., 1.30%, 06/15/25	5,148	5,122,473
Public Service Electric & Gas Co., 3.00%, 05/15/25(a)	2,808	2,804,831
Public Service Enterprise Group Inc., 0.80%, 08/15/25	4,975	4,918,134
Puget Energy Inc., 3.65%, 05/15/25	3,241	3,229,759
Southern California Edison Co.
Series C, 4.20%, 06/01/25	2,840	2,832,234
Series E, 3.70%, 08/01/25(a)	7,986	7,950,559
Security	Par (000)	Value
Electric (continued)
Southern Co. (The), 5.15%, 10/06/25	$5,053	$5,059,584
Southern Power Co., 4.15%, 12/01/25(a)	5,128	5,109,844
Virginia Electric & Power Co., Series A, 3.10%, 05/15/25(a)	3,346	3,342,440
WEC Energy Group Inc., 5.00%, 09/27/25	4,624	4,627,845
Wisconsin Public Service Corp., 5.35%, 11/10/25(a)	3,411	3,425,783
Xcel Energy Inc., 3.30%, 06/01/25(a)	6,323	6,314,667
		219,643,644
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 3.15%, 06/01/25(a)	3,706	3,701,000
Electronics — 0.6%
Flex Ltd., 4.75%, 06/15/25(a)	6,273	6,265,714
Honeywell International Inc., 1.35%, 06/01/25	11,148	11,110,448
		17,376,162
Environmental Control — 0.3%
Republic Services Inc., 0.88%, 11/15/25(a)	4,621	4,527,572
Waste Management Inc., 0.75%, 11/15/25(a)	5,175	5,068,765
		9,596,337
Food — 1.4%
Conagra Brands Inc., 4.60%, 11/01/25	9,928	9,912,960
Hershey Co. (The)
0.90%, 06/01/25(a)	2,710	2,700,815
3.20%, 08/21/25(a)	3,400	3,382,428
Mondelez International Inc., 1.50%, 05/04/25(a)	5,210	5,210,000
Sysco Corp., 3.75%, 10/01/25	7,251	7,219,416
Walmart Inc., 3.90%, 09/09/25	14,528	14,490,273
		42,915,892
Gas — 0.5%
NiSource Inc., 0.95%, 08/15/25	10,637	10,524,915
Southern California Gas Co., 3.20%, 06/15/25(a)	4,000	3,992,204
		14,517,119
Health Care - Products — 1.4%
Abbott Laboratories, 3.88%, 09/15/25	5,243	5,228,191
Boston Scientific Corp., 1.90%, 06/01/25(a)	4,435	4,423,104
Danaher Corp., 3.35%, 09/15/25(a)	4,811	4,785,430
GE HealthCare Technologies Inc., 5.60%, 11/15/25(a)	14,632	14,693,593
Stryker Corp.
1.15%, 06/15/25	6,503	6,473,255
3.38%, 11/01/25	7,860	7,810,605
		43,414,178
Health Care - Services — 1.8%
Cigna Group (The), 4.13%, 11/15/25(a)	11,096	11,065,557
CommonSpirit Health, 1.55%, 10/01/25(a)	4,163	4,106,581
Elevance Health Inc., 5.35%, 10/15/25(a)	4,810	4,819,550
PeaceHealth Obligated Group, Series 2020, 1.38%, 11/15/25(a)	5,490	5,376,013
Sutter Health, Series 20A, 1.32%, 08/15/25	4,185	4,141,807
UnitedHealth Group Inc.
3.70%, 12/15/25(a)	3,518	3,503,341
3.75%, 07/15/25(a)	16,703	16,670,950
5.15%, 10/15/25(a)	7,327	7,342,644
		57,026,443
Holding Companies - Diversified — 0.8%
Ares Capital Corp., 3.25%, 07/15/25	11,491	11,445,391
Blackstone Private Credit Fund, 7.05%, 09/29/25(a)	8,677	8,732,854
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2025 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Blue Owl Capital Corp., 3.75%, 07/22/25	$5,322	$5,297,653
		25,475,898
Home Builders — 0.5%
DR Horton Inc., 2.60%, 10/15/25(a)	5,635	5,582,181
Lennar Corp., 4.75%, 05/30/25	4,157	4,152,243
Toll Brothers Finance Corp., 4.88%, 11/15/25	5,295	5,288,039
		15,022,463
Home Furnishings — 0.2%
Harman International Industries Inc., 4.15%, 05/15/25	2,766	2,764,951
Whirlpool Corp., 3.70%, 05/01/25	3,535	3,535,000
		6,299,951
Household Products & Wares — 0.1%
Kimberly-Clark Corp., 3.05%, 08/15/25(a)	3,040	3,023,757
Insurance — 0.9%
Allstate Corp. (The), 0.75%, 12/15/25	7,139	6,962,399
Aon Global Ltd., 3.88%, 12/15/25(a)	7,833	7,803,125
CNO Financial Group Inc., 5.25%, 05/30/25	4,336	4,335,244
MetLife Inc., 3.60%, 11/13/25	5,690	5,657,232
Principal Financial Group Inc., 3.40%, 05/15/25	3,174	3,170,326
		27,928,326
Internet — 1.7%
Alphabet Inc., 0.45%, 08/15/25(a)	8,800	8,702,299
Amazon.com Inc.
0.80%, 06/03/25	11,057	11,018,636
4.60%, 12/01/25	11,505	11,529,973
5.20%, 12/03/25(a)	7,258	7,272,767
Baidu Inc., 4.13%, 06/30/25(a)	4,635	4,631,990
eBay Inc., 5.90%, 11/22/25(a)	5,105	5,132,209
Tencent Music Entertainment Group, 1.38%, 09/03/25(a)	3,055	3,021,730
		51,309,604
Iron & Steel — 0.6%
Nucor Corp.
2.00%, 06/01/25	4,574	4,557,892
3.95%, 05/23/25	3,694	3,688,301
Reliance Inc., 1.30%, 08/15/25	4,742	4,688,734
Steel Dynamics Inc., 2.40%, 06/15/25	4,359	4,341,240
		17,276,167
Leisure Time — 0.2%
Harley-Davidson Inc., 3.50%, 07/28/25(a)	5,735	5,706,531
Lodging — 1.0%
Las Vegas Sands Corp., 2.90%, 06/25/25	5,995	5,969,714
Marriott International Inc./MD
3.75%, 10/01/25(a)	4,447	4,429,191
Series EE, 5.75%, 05/01/25	5,021	5,021,000
Sands China Ltd., 5.13%, 08/08/25	15,065	15,040,944
		30,460,849
Machinery — 2.9%
Caterpillar Financial Services Corp.
0.80%, 11/13/25(a)	9,475	9,286,323
1.45%, 05/15/25	5,176	5,169,682
3.40%, 05/13/25	10,277	10,272,360
3.65%, 08/12/25(a)	7,834	7,806,828
5.15%, 08/11/25(a)	7,333	7,340,879
CNH Industrial Capital LLC
3.95%, 05/23/25	3,390	3,387,642
5.45%, 10/14/25	5,257	5,270,247
Security	Par (000)	Value
Machinery (continued)
Dover Corp., 3.15%, 11/15/25	$4,990	$4,947,516
John Deere Capital Corp.
3.40%, 06/06/25	8,385	8,371,189
3.40%, 09/11/25(a)	3,840	3,820,502
4.05%, 09/08/25	7,296	7,277,203
4.95%, 06/06/25	5,907	5,904,372
5.30%, 09/08/25(a)	3,578	3,585,110
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/25	6,009	5,991,459
		88,431,312
Manufacturing — 0.2%
3M Co., 3.00%, 08/07/25	5,454	5,423,232
Media — 2.2%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25	15,112	15,087,899
Comcast Corp.
3.38%, 08/15/25	11,899	11,845,850
3.95%, 10/15/25(a)	21,410	21,340,738
Discovery Communications LLC, 3.95%, 06/15/25	5,658	5,646,116
TWDC Enterprises 18 Corp., 3.15%, 09/17/25	7,845	7,796,181
Walt Disney Co. (The), 3.70%, 10/15/25(a)	6,151	6,125,694
		67,842,478
Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp., 3.25%, 06/15/25	6,869	6,854,249
Oil & Gas — 2.9%
BP Capital Markets America Inc., 3.80%, 09/21/25(a)	8,804	8,779,829
Canadian Natural Resources Ltd., 2.05%, 07/15/25	6,431	6,391,620
Chevron Corp.
1.55%, 05/11/25	18,898	18,877,126
3.33%, 11/17/25(a)	7,404	7,370,220
Chevron USA Inc., 0.69%, 08/12/25(a)	6,612	6,540,209
Devon Energy Corp., 5.85%, 12/15/25	5,660	5,678,176
Marathon Petroleum Corp., 4.70%, 05/01/25	9,398	9,398,000
Ovintiv Inc., 5.65%, 05/15/25	5,745	5,743,550
Shell International Finance BV, 3.25%, 05/11/25	22,640	22,614,851
		91,393,581
Oil & Gas Services — 0.3%
Halliburton Co., 3.80%, 11/15/25(a)	4,880	4,850,704
Schlumberger Finance Canada Ltd., 1.40%, 09/17/25(a)	5,257	5,190,042
		10,040,746
Packaging & Containers — 0.1%
Amcor Flexibles North America Inc., 4.00%, 05/17/25	4,321	4,316,133
Pharmaceuticals — 6.0%
AbbVie Inc., 3.60%, 05/14/25	30,949	30,915,406
AstraZeneca PLC, 3.38%, 11/16/25(a)	17,624	17,530,094
Bristol-Myers Squibb Co., 0.75%, 11/13/25	9,435	9,251,723
Cardinal Health Inc., 3.75%, 09/15/25(a)	4,680	4,662,366
CVS Health Corp., 3.88%, 07/20/25	24,886	24,826,584
Eli Lilly & Co., 2.75%, 06/01/25	5,390	5,379,735
GlaxoSmithKline Capital Inc., 3.63%, 05/15/25	8,164	8,157,244
Johnson & Johnson, 0.55%, 09/01/25(a)	8,914	8,793,808
McKesson Corp., 0.90%, 12/03/25(a)	5,839	5,719,176
Mead Johnson Nutrition Co., 4.13%, 11/15/25(a)	7,370	7,346,420
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2025 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Novartis Capital Corp., 3.00%, 11/20/25(a)	$15,738	$15,615,466
Pfizer Inc., 0.80%, 05/28/25	5,716	5,699,207
Pfizer Investment Enterprises Pte Ltd., 4.65%, 05/19/25	24,804	24,802,683
Viatris Inc., 1.65%, 06/22/25(a)	3,150	3,132,369
Zoetis Inc.
4.50%, 11/13/25(a)	7,424	7,415,151
5.40%, 11/14/25(a)	6,552	6,573,672
		185,821,104
Pipelines — 2.2%
DCP Midstream Operating LP, 5.38%, 07/15/25(a)	5,846	5,844,850
Enbridge Energy Partners LP, 5.88%, 10/15/25	6,483	6,491,260
Energy Transfer LP
2.90%, 05/15/25	8,149	8,139,098
5.95%, 12/01/25	5,048	5,065,808
EnLink Midstream Partners LP, 4.15%, 06/01/25	4,380	4,371,601
Kinder Morgan Inc., 4.30%, 06/01/25(a)	12,480	12,464,790
ONEOK Inc., 2.20%, 09/15/25	5,190	5,137,130
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25(a)	9,491	9,472,422
Western Midstream Operating LP, 3.95%, 06/01/25(a)	3,873	3,866,933
Williams Companies Inc. (The), 4.00%, 09/15/25	6,787	6,764,110
		67,618,002
Real Estate Investment Trusts — 3.4%
American Tower Corp.
1.30%, 09/15/25(a)	6,946	6,854,905
4.00%, 06/01/25(a)	7,905	7,890,001
AvalonBay Communities Inc.
3.45%, 06/01/25	4,298	4,288,965
3.50%, 11/15/25(a)	3,910	3,883,361
Crown Castle Inc., 1.35%, 07/15/25	7,112	7,059,291
CubeSmart LP, 4.00%, 11/15/25(a)	4,949	4,924,049
Equinix Inc.
1.00%, 09/15/25	7,635	7,510,200
1.25%, 07/15/25	4,733	4,694,754
ERP Operating LP, 3.38%, 06/01/25(a)	4,902	4,893,332
Healthpeak OP LLC, 4.00%, 06/01/25(a)	4,492	4,487,738
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25	6,315	6,294,709
Kilroy Realty LP, 4.38%, 10/01/25	5,973	5,952,565
Mid-America Apartments LP, 4.00%, 11/15/25	4,868	4,850,824
NNN REIT Inc., 4.00%, 11/15/25(a)	4,958	4,935,121
Realty Income Corp., 4.63%, 11/01/25(a)	5,718	5,711,754
Simon Property Group LP, 3.50%, 09/01/25(a)	9,682	9,639,407
Welltower OP LLC, 4.00%, 06/01/25	10,778	10,768,398
		104,639,374
Retail — 2.7%
AutoNation Inc., 4.50%, 10/01/25	6,047	6,029,835
Dollar Tree Inc., 4.00%, 05/15/25	8,486	8,481,480
Home Depot Inc. (The)
3.35%, 09/15/25(a)	8,904	8,860,341
4.00%, 09/15/25	9,175	9,158,943
Lowe's Companies Inc.
3.38%, 09/15/25(a)	6,850	6,812,009
4.40%, 09/08/25	9,356	9,346,427
McDonald's Corp.
1.45%, 09/01/25(a)	5,224	5,168,289
3.30%, 07/01/25	6,392	6,370,480
3.38%, 05/26/25(a)	5,307	5,301,697
Security	Par (000)	Value
Retail (continued)
Starbucks Corp., 3.80%, 08/15/25(a)	$11,492	$11,454,851
Walmart Inc., 3.55%, 06/26/25	7,181	7,168,522
		84,152,874
Semiconductors — 2.0%
Applied Materials Inc., 3.90%, 10/01/25(a)	5,960	5,943,417
Broadcom Inc., 3.15%, 11/15/25(a)	9,036	8,951,315
Intel Corp., 3.70%, 07/29/25	20,382	20,324,054
Microchip Technology Inc., 4.25%, 09/01/25	11,079	11,055,135
NXP BV/NXP Funding LLC/NXP USA Inc., 2.70%, 05/01/25	3,780	3,780,000
Qualcomm Inc., 3.45%, 05/20/25(a)	11,084	11,077,802
		61,131,723
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 3.84%, 05/01/25	4,497	4,497,000
Software — 2.9%
Autodesk Inc., 4.38%, 06/15/25(a)	3,614	3,607,666
Fiserv Inc., 3.85%, 06/01/25(a)	8,085	8,075,996
Intuit Inc., 0.95%, 07/15/25	4,645	4,608,203
Microsoft Corp., 3.13%, 11/03/25	25,007	24,857,680
Oracle Corp.
2.95%, 05/15/25	20,480	20,463,120
5.80%, 11/10/25	9,792	9,848,159
Roper Technologies Inc.
1.00%, 09/15/25(a)	6,847	6,752,674
3.85%, 12/15/25(a)	4,190	4,175,978
VMware LLC, 4.50%, 05/15/25	6,095	6,092,752
		88,482,228
Telecommunications — 1.0%
Cisco Systems Inc., 3.50%, 06/15/25	4,313	4,304,135
Juniper Networks Inc., 1.20%, 12/10/25(a)	5,720	5,585,090
KT Corp., 4.00%, 08/08/25(a)(b)	4,975	4,966,751
Rogers Communications Inc., 3.63%, 12/15/25	8,625	8,567,731
Verizon Communications Inc., 0.85%, 11/20/25(a)	7,515	7,361,434
		30,785,141
Transportation — 1.1%
Burlington Northern Santa Fe LLC
3.65%, 09/01/25	3,509	3,494,527
7.00%, 12/15/25(a)	4,111	4,169,451
CSX Corp., 3.35%, 11/01/25(a)	6,105	6,071,882
Norfolk Southern Corp., 3.65%, 08/01/25(a)	3,363	3,352,318
Ryder System Inc.
3.35%, 09/01/25(a)	3,958	3,936,545
4.63%, 06/01/25	4,064	4,061,287
Union Pacific Corp.
3.25%, 08/15/25	5,261	5,238,523
3.75%, 07/15/25	5,083	5,074,558
		35,399,091
Total Long-Term Investments — 97.5% (Cost: $3,022,469,502)		3,018,131,544
	Shares
Short-Term Securities
Money Market Funds — 8.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(c)(d)(e)	150,140,311	150,200,367
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2025 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	121,260,000	$121,260,000
Total Short-Term Securities — 8.8% (Cost: $271,398,122)		271,460,367
Total Investments — 106.3% (Cost: $3,293,867,624)		3,289,591,911
Liabilities in Excess of Other Assets — (6.3)%		(194,510,707)
Net Assets — 100.0%		$3,095,081,204

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu- tional, SL Agency Shares	$260,481,474	$—	$(110,215,810)(a)	$(10,782)	$(54,515)	$150,200,367	150,140,311	$320,918 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	21,250,000	100,010,000 (a)	—	—	—	121,260,000	121,260,000	1,503,923	—
				$(10,782)	$(54,515)	$271,460,367		$1,824,841	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$3,018,131,544	$—	$3,018,131,544
Short-Term Securities
Money Market Funds	271,460,367	—	—	271,460,367
	$271,460,367	$3,018,131,544	$—	$3,289,591,911
See notes to financial statements.
Schedule of Investments
8

Schedule of Investments (unaudited)
April 30, 2025
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.2%
Omnicom Group Inc./Omnicom Capital Inc., 3.60%, 04/15/26	$8,116	$8,036,067
Aerospace & Defense — 2.2%
Boeing Co. (The)
2.20%, 02/04/26	29,090	28,500,090
2.25%, 06/15/26	2,420	2,351,126
2.75%, 02/01/26(a)	7,778	7,644,961
3.10%, 05/01/26	3,749	3,687,640
General Dynamics Corp.
1.15%, 06/01/26	3,540	3,429,993
2.13%, 08/15/26	3,390	3,306,245
L3Harris Technologies Inc., 3.85%, 12/15/26	3,225	3,193,177
Lockheed Martin Corp., 3.55%, 01/15/26(a)	6,945	6,901,144
RTX Corp.
2.65%, 11/01/26	3,284	3,205,498
5.00%, 02/27/26(a)	3,030	3,038,480
5.75%, 11/08/26(a)	6,923	7,056,677
		72,315,031
Agriculture — 1.5%
Altria Group Inc.
2.63%, 09/16/26	2,111	2,058,839
4.40%, 02/14/26	6,315	6,296,508
Archer-Daniels-Midland Co., 2.50%, 08/11/26(a)	5,786	5,656,602
BAT Capital Corp., 3.22%, 09/06/26(a)	5,581	5,488,774
BAT International Finance PLC, 1.67%, 03/25/26(a)	8,050	7,837,662
Bunge Ltd. Finance Corp., 3.25%, 08/15/26	3,863	3,801,329
Philip Morris International Inc.
0.88%, 05/01/26	4,245	4,106,882
2.75%, 02/25/26	4,295	4,231,408
4.88%, 02/13/26(a)	9,010	9,033,812
		48,511,816
Airlines — 0.3%
American Airlines Pass-Through Trust, Series 2014-1, Class A, 3.70%, 04/01/28	940	907,739
Delta Air Lines Inc., 7.38%, 01/15/26(a)	4,120	4,170,973
Southwest Airlines Co., 3.00%, 11/15/26	1,616	1,571,361
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 10/11/27	1,134	1,117,974
Series 2014-2, Class A, 3.75%, 03/03/28(a)	1,914	1,876,492
		9,644,539
Apparel — 0.2%
NIKE Inc., 2.38%, 11/01/26(a)	6,890	6,720,024
Auto Manufacturers — 4.6%
American Honda Finance Corp.
1.30%, 09/09/26	4,093	3,927,829
2.30%, 09/09/26	2,764	2,687,914
4.40%, 10/05/26	2,935	2,933,738
4.75%, 01/12/26(a)	2,565	2,566,555
4.95%, 01/09/26(a)	4,805	4,815,708
5.25%, 07/07/26	5,360	5,412,832
Ford Motor Co., 4.35%, 12/08/26(a)	7,890	7,738,912
Ford Motor Credit Co. LLC
2.70%, 08/10/26	7,896	7,580,459
4.39%, 01/08/26	6,005	5,940,822
4.54%, 08/01/26	3,785	3,720,749
5.13%, 11/05/26(a)	6,210	6,147,661
6.95%, 03/06/26	6,870	6,944,395
Security	Par (000)	Value
Auto Manufacturers (continued)
6.95%, 06/10/26	$4,760	$4,802,307
General Motors Financial Co. Inc.
1.25%, 01/08/26	7,490	7,297,962
1.50%, 06/10/26	6,533	6,292,336
4.00%, 10/06/26	3,845	3,798,721
5.25%, 03/01/26(a)	6,210	6,215,678
5.40%, 04/06/26	8,700	8,722,677
PACCAR Financial Corp.
1.10%, 05/11/26	1,738	1,683,044
4.45%, 03/30/26	2,255	2,261,528
5.05%, 08/10/26(a)	2,060	2,084,545
5.20%, 11/09/26	2,800	2,847,741
Series R, 4.50%, 11/25/26(a)	2,310	2,328,137
Toyota Motor Corp.
1.34%, 03/25/26(a)	4,802	4,681,686
5.28%, 07/13/26(a)	2,280	2,306,734
Toyota Motor Credit Corp.
0.80%, 01/09/26(a)	2,859	2,789,756
1.13%, 06/18/26(a)	4,929	4,764,300
4.45%, 05/18/26	6,956	6,971,064
4.55%, 08/07/26	3,455	3,469,225
4.80%, 01/05/26(a)	4,165	4,177,157
5.00%, 08/14/26	3,140	3,169,437
5.20%, 05/15/26(a)	3,484	3,517,903
5.40%, 11/20/26	4,835	4,920,676
		149,520,188
Auto Parts & Equipment — 0.0%
Magna International Inc., 5.98%, 03/21/26(a)	390	390,099
Banks — 26.8%
Australia & New Zealand Banking Group Ltd./New York, 5.00%, 03/18/26(a)	7,140	7,188,339
Banco Santander SA, 1.85%, 03/25/26(a)	7,733	7,545,378
Bank of America Corp.
3.50%, 04/19/26(a)	13,047	12,940,013
4.25%, 10/22/26(a)	10,526	10,507,919
4.45%, 03/03/26	10,930	10,921,947
6.22%, 09/15/26	2,220	2,267,147
Bank of America NA, 5.53%, 08/18/26	10,455	10,628,107
Bank of Montreal
1.25%, 09/15/26(a)	7,160	6,869,861
5.27%, 12/11/26(a)	6,180	6,272,271
5.30%, 06/05/26	7,400	7,471,625
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26(a)	3,584	3,485,990
1.05%, 10/15/26	2,711	2,594,237
2.45%, 08/17/26	4,115	4,020,356
2.80%, 05/04/26	4,065	4,005,528
Bank of Nova Scotia (The)
1.05%, 03/02/26	5,104	4,967,505
1.30%, 09/15/26	4,918	4,722,428
1.35%, 06/24/26	4,045	3,912,103
2.70%, 08/03/26(a)	6,797	6,670,101
4.75%, 02/02/26	6,770	6,781,392
5.35%, 12/07/26	6,190	6,283,281
Barclays PLC
4.38%, 01/12/26	13,326	13,288,957
5.20%, 05/12/26	11,220	11,239,238
BPCE SA, 3.38%, 12/02/26	3,465	3,418,436
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	4,360	4,215,721
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.62%, 07/17/26	$2,620	$2,658,891
5.93%, 10/02/26(a)	4,715	4,815,045
Citibank NA
4.93%, 08/06/26	8,105	8,173,872
5.44%, 04/30/26	10,805	10,913,736
5.49%, 12/04/26	10,718	10,923,120
Citigroup Inc.
3.20%, 10/21/26	15,805	15,548,218
3.40%, 05/01/26	11,122	11,015,757
3.70%, 01/12/26(a)	9,964	9,909,122
4.30%, 11/20/26	5,237	5,221,784
4.60%, 03/09/26	8,138	8,130,377
Citizens Bank NA/Providence RI, 3.75%, 02/18/26	2,975	2,950,917
Citizens Financial Group Inc., 2.85%, 07/27/26	2,717	2,647,312
Commonwealth Bank of Australia/New York
4.58%, 11/27/26	5,435	5,483,139
5.32%, 03/13/26(a)	4,655	4,700,271
Cooperatieve Rabobank UA, 3.75%, 07/21/26(a)	7,435	7,354,550
Cooperatieve Rabobank UA/New York
4.33%, 08/28/26	2,225	2,228,861
4.85%, 01/09/26	4,825	4,836,510
5.50%, 10/05/26	5,450	5,547,179
Deutsche Bank AG, 4.10%, 01/13/26(a)	1,945	1,935,041
Deutsche Bank AG/New York
1.69%, 03/19/26	5,195	5,065,820
4.10%, 01/13/26(a)	1,920	1,909,138
Discover Bank
3.45%, 07/27/26	5,530	5,442,139
4.25%, 03/13/26(a)	2,310	2,301,918
Fifth Third Bank NA, 3.85%, 03/15/26(a)	4,273	4,232,740
Goldman Sachs Group Inc. (The)
3.50%, 11/16/26	14,930	14,736,666
3.75%, 02/25/26(a)	9,521	9,475,402
HSBC Holdings PLC
3.90%, 05/25/26(a)	8,680	8,638,649
4.30%, 03/08/26(a)	9,685	9,664,139
4.38%, 11/23/26	1,000	995,891
JPMorgan Chase & Co.
2.95%, 10/01/26	15,802	15,527,676
3.20%, 06/15/26	9,014	8,925,802
3.30%, 04/01/26	13,175	13,051,021
4.13%, 12/15/26	10,533	10,515,308
7.63%, 10/15/26(a)	2,797	2,929,321
JPMorgan Chase Bank NA, 5.11%, 12/08/26	14,570	14,781,850
KeyBank NA, 4.70%, 01/26/26	3,020	3,013,815
KeyBank NA/Cleveland OH, 3.40%, 05/20/26	3,420	3,371,057
Lloyds Banking Group PLC, 4.65%, 03/24/26	8,359	8,331,820
Manufacturers & Traders Trust Co., 4.65%, 01/27/26	7,480	7,477,188
Mitsubishi UFJ Financial Group Inc.
2.76%, 09/13/26(a)	5,625	5,509,421
3.85%, 03/01/26(a)	12,990	12,937,497
Mizuho Financial Group Inc., 2.84%, 09/13/26	5,925	5,811,311
Morgan Stanley
3.13%, 07/27/26	16,052	15,823,409
3.88%, 01/27/26	15,758	15,697,566
4.35%, 09/08/26	11,975	11,947,327
6.25%, 08/09/26	3,708	3,791,514
Morgan Stanley Bank NA
4.75%, 04/21/26	7,845	7,874,379
5.88%, 10/30/26	8,348	8,545,132
Security	Par (000)	Value
Banks (continued)
National Australia Bank Ltd./New York
2.50%, 07/12/26	$7,055	$6,926,683
3.38%, 01/14/26	4,247	4,216,893
4.97%, 01/12/26(a)	5,810	5,835,423
NatWest Group PLC, 4.80%, 04/05/26	8,640	8,667,952
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	4,120	3,961,100
2.60%, 07/23/26(a)	5,606	5,491,371
Royal Bank of Canada
0.88%, 01/20/26(a)	6,210	6,060,062
1.15%, 07/14/26	4,255	4,107,226
1.20%, 04/27/26(a)	9,440	9,156,887
1.40%, 11/02/26	4,830	4,641,457
4.65%, 01/27/26(a)	7,874	7,870,850
4.88%, 01/12/26(a)	5,255	5,274,671
5.20%, 07/20/26	5,655	5,725,898
Santander Holdings USA Inc., 3.24%, 10/05/26	5,325	5,210,787
State Street Bank & Trust Co., 4.59%, 11/25/26	3,655	3,687,269
State Street Corp.
2.65%, 05/19/26(a)	4,281	4,217,065
5.27%, 08/03/26(a)	7,055	7,149,759
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26	5,334	5,204,611
1.40%, 09/17/26	10,367	9,964,691
2.63%, 07/14/26(a)	11,815	11,584,875
3.01%, 10/19/26(a)	7,247	7,113,602
3.78%, 03/09/26(a)	7,578	7,540,586
5.46%, 01/13/26	9,530	9,593,750
5.88%, 07/13/26(a)	4,330	4,406,869
Toronto-Dominion Bank (The)
0.75%, 01/06/26(a)	6,173	6,019,945
1.20%, 06/03/26	6,760	6,540,479
1.25%, 09/10/26	7,368	7,076,317
5.10%, 01/09/26	3,493	3,507,160
5.26%, 12/11/26	2,915	2,957,096
5.53%, 07/17/26	9,453	9,582,792
Truist Bank
3.30%, 05/15/26	4,220	4,167,729
3.80%, 10/30/26	4,808	4,754,694
U.S. Bancorp
3.10%, 04/27/26	5,634	5,552,532
Series V, 2.38%, 07/22/26(a)	7,485	7,336,551
UBS AG/London, 1.25%, 06/01/26(a)	5,270	5,105,050
UBS AG/Stamford CT, 1.25%, 08/07/26	8,875	8,539,118
UBS Group AG, 4.55%, 04/17/26	10,876	10,883,848
Wachovia Corp., 7.57%, 08/01/26(a)(b)	1,205	1,250,022
Wells Fargo & Co.
3.00%, 04/22/26	18,401	18,157,115
3.00%, 10/23/26	18,477	18,133,601
4.10%, 06/03/26	12,841	12,797,953
Wells Fargo Bank NA
4.81%, 01/15/26	8,905	8,925,911
5.25%, 12/11/26	12,040	12,223,803
5.45%, 08/07/26	11,399	11,563,842
Westpac Banking Corp.
1.15%, 06/03/26	7,635	7,394,898
2.70%, 08/19/26(a)	5,427	5,332,206
2.85%, 05/13/26	8,371	8,263,361
4.60%, 10/20/26(a)	3,790	3,820,702
5.20%, 04/16/26	3,705	3,740,397
		872,773,957
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages — 1.4%
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc., 3.65%, 02/01/26(a)	$6,630	$6,589,910
Constellation Brands Inc.
3.70%, 12/06/26(a)	3,432	3,391,841
5.00%, 02/02/26(a)	2,703	2,701,778
Diageo Capital PLC, 5.38%, 10/05/26(a)	4,250	4,314,727
Keurig Dr Pepper Inc., 2.55%, 09/15/26(a)	2,253	2,199,736
Molson Coors Beverage Co., 3.00%, 07/15/26	9,951	9,785,807
PepsiCo Inc.
2.38%, 10/06/26	5,562	5,441,451
2.85%, 02/24/26(a)	4,086	4,041,828
4.55%, 02/13/26(a)	2,800	2,802,258
5.13%, 11/10/26	3,690	3,747,994
		45,017,330
Biotechnology — 0.9%
Amgen Inc.
2.60%, 08/19/26	7,992	7,828,449
5.51%, 03/02/26	3,805	3,806,879
Gilead Sciences Inc., 3.65%, 03/01/26(a)	14,201	14,125,344
Illumina Inc., 4.65%, 09/09/26	2,800	2,800,080
		28,560,752
Building Materials — 0.2%
Johnson Controls International PLC, 3.90%, 02/14/26	2,657	2,647,194
Owens Corning, 3.40%, 08/15/26	2,362	2,328,717
Trane Technologies Financing Ltd., 3.50%, 03/21/26(a)	2,402	2,380,508
		7,356,419
Chemicals — 0.9%
Ecolab Inc., 2.70%, 11/01/26	4,079	4,002,825
EIDP Inc., 4.50%, 05/15/26(a)	3,880	3,885,678
FMC Corp.
3.20%, 10/01/26	2,692	2,630,598
5.15%, 05/18/26	2,995	2,999,281
Linde Inc./CT, 3.20%, 01/30/26(a)	4,176	4,143,103
Nutrien Ltd., 4.00%, 12/15/26	2,201	2,184,019
PPG Industries Inc., 1.20%, 03/15/26	3,820	3,713,892
Sherwin-Williams Co. (The), 3.95%, 01/15/26(a)	1,850	1,842,074
Westlake Corp., 3.60%, 08/15/26	4,028	3,976,639
		29,378,109
Commercial Services — 0.7%
Global Payments Inc.
1.20%, 03/01/26	6,265	6,068,155
4.80%, 04/01/26	4,309	4,308,199
GXO Logistics Inc., 1.65%, 07/15/26	2,383	2,283,469
PayPal Holdings Inc., 2.65%, 10/01/26	7,105	6,974,072
TR Finance LLC, 3.35%, 05/15/26(a)	3,215	3,168,282
		22,802,177
Computers — 4.1%
Apple Inc.
0.70%, 02/08/26	14,008	13,632,763
2.05%, 09/11/26	10,554	10,297,295
2.45%, 08/04/26(a)	11,857	11,650,331
3.25%, 02/23/26	17,159	17,043,557
CGI Inc., 1.45%, 09/14/26	3,224	3,093,090
Dell International LLC/EMC Corp.
4.90%, 10/01/26	9,041	9,078,905
6.02%, 06/15/26	13,032	13,184,653
DXC Technology Co., 1.80%, 09/15/26	3,590	3,445,958
Fortinet Inc., 1.00%, 03/15/26	2,515	2,438,787
Security	Par (000)	Value
Computers (continued)
Genpact Luxembourg SARL/Genpact USA Inc., 1.75%, 04/10/26(a)	$1,903	$1,842,051
Hewlett Packard Enterprise Co.
1.75%, 04/01/26(a)	4,474	4,357,839
4.45%, 09/25/26	6,480	6,478,409
HP Inc., 1.45%, 06/17/26	2,640	2,545,244
IBM International Capital Pte Ltd., 4.70%, 02/05/26(a)	3,550	3,554,489
International Business Machines Corp.
3.30%, 05/15/26	15,665	15,496,887
3.45%, 02/19/26(a)	7,640	7,578,062
4.50%, 02/06/26(a)	5,005	5,006,939
Kyndryl Holdings Inc., 2.05%, 10/15/26(a)	3,570	3,440,471
		134,165,730
Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co., 4.80%, 03/02/26	2,630	2,642,904
Conopco Inc., Series E, 7.25%, 12/15/26	1,334	1,394,847
Kenvue Inc., 5.35%, 03/22/26(a)	4,040	4,071,361
Procter & Gamble Co. (The)
1.00%, 04/23/26	5,027	4,881,919
2.45%, 11/03/26	4,436	4,345,954
2.70%, 02/02/26	3,560	3,517,933
4.10%, 01/26/26(a)	3,106	3,105,578
Unilever Capital Corp., 2.00%, 07/28/26(a)	4,086	3,991,610
		27,952,106
Diversified Financial Services — 4.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1.75%, 01/30/26(a)	6,018	5,880,282
2.45%, 10/29/26	19,654	19,011,724
4.45%, 04/03/26	3,023	3,008,853
Air Lease Corp.
1.88%, 08/15/26	6,625	6,390,375
2.88%, 01/15/26(a)	7,496	7,387,230
3.75%, 06/01/26	3,938	3,895,000
5.30%, 06/25/26	3,270	3,289,834
Aircastle Ltd., 4.25%, 06/15/26	3,810	3,773,772
American Express Co.
1.65%, 11/04/26(a)	6,155	5,919,716
3.13%, 05/20/26(a)	4,801	4,748,499
4.90%, 02/13/26	6,160	6,180,400
Ameriprise Financial Inc., 2.88%, 09/15/26	3,000	2,948,952
Brookfield Finance Inc., 4.25%, 06/02/26(a)	2,843	2,831,996
Capital One Financial Corp., 3.75%, 07/28/26	8,300	8,201,193
Charles Schwab Corp. (The)
0.90%, 03/11/26(a)	6,484	6,292,598
1.15%, 05/13/26	5,323	5,151,253
3.45%, 02/13/26(a)	1,775	1,759,126
5.88%, 08/24/26	5,214	5,315,460
Discover Financial Services, 4.50%, 01/30/26	3,406	3,394,646
Invesco Finance PLC, 3.75%, 01/15/26	2,940	2,917,788
Legg Mason Inc., 4.75%, 03/15/26(a)	2,633	2,640,418
Mastercard Inc., 2.95%, 11/21/26	4,565	4,495,796
Nasdaq Inc., 3.85%, 06/30/26(a)	2,887	2,874,684
Nomura Holdings Inc.
1.65%, 07/14/26	6,546	6,322,171
5.71%, 01/09/26(a)	3,300	3,319,674
Synchrony Financial, 3.70%, 08/04/26	2,926	2,859,584
Voya Financial Inc., 3.65%, 06/15/26(a)	2,640	2,613,728
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Western Union Co. (The), 1.35%, 03/15/26	$2,925	$2,835,145
		136,259,897
Electric — 5.6%
AEP Transmission Co. LLC, 3.10%, 12/01/26	2,190	2,148,488
AES Corp. (The), 1.38%, 01/15/26	4,530	4,416,556
Algonquin Power & Utilities Corp., 5.37%, 06/15/26(b)	5,805	5,843,609
Ameren Corp.
3.65%, 02/15/26(a)	2,186	2,167,809
5.70%, 12/01/26	3,444	3,504,983
Baltimore Gas & Electric Co., 2.40%, 08/15/26(a)	1,991	1,944,680
Black Hills Corp., 3.95%, 01/15/26	1,815	1,801,951
CenterPoint Energy Houston Electric LLC, Series Z, 2.40%, 09/01/26	1,816	1,771,609
CenterPoint Energy Inc.
1.45%, 06/01/26	2,595	2,510,739
5.25%, 08/10/26	1,870	1,886,655
Cleco Corporate Holdings LLC, 3.74%, 05/01/26	1,591	1,570,262
CMS Energy Corp., 3.00%, 05/15/26	1,376	1,352,109
Commonwealth Edison Co., 2.55%, 06/15/26	2,605	2,564,657
Dominion Energy Inc.
Series A, 1.45%, 04/15/26(a)	3,020	2,933,405
Series D, 2.85%, 08/15/26(a)	2,203	2,155,940
DTE Electric Co., 4.85%, 12/01/26(a)	1,470	1,490,435
DTE Energy Co., 2.85%, 10/01/26	3,341	3,269,828
Duke Energy Carolinas LLC, 2.95%, 12/01/26	3,444	3,383,069
Duke Energy Corp., 2.65%, 09/01/26	8,071	7,882,369
Emera U.S. Finance LP, 3.55%, 06/15/26	4,316	4,247,739
Enel Americas SA, 4.00%, 10/25/26(a)	2,763	2,730,817
Entergy Arkansas LLC, 3.50%, 04/01/26(a)	3,283	3,257,765
Entergy Corp., 2.95%, 09/01/26	3,843	3,765,233
Entergy Louisiana LLC, 2.40%, 10/01/26(a)	2,265	2,210,858
Evergy Kansas Central Inc., 2.55%, 07/01/26	1,069	1,050,849
Eversource Energy
4.75%, 05/15/26	2,510	2,511,908
Series U, 1.40%, 08/15/26	1,695	1,628,573
Exelon Corp., 3.40%, 04/15/26	4,277	4,229,504
FirstEnergy Corp., Series A, 1.60%, 01/15/26	1,620	1,578,673
Florida Power & Light Co., 4.45%, 05/15/26	3,295	3,299,946
Fortis Inc./Canada, 3.06%, 10/04/26	6,204	6,070,047
Georgia Power Co., 3.25%, 04/01/26(a)	1,912	1,891,412
ITC Holdings Corp., 3.25%, 06/30/26(a)	2,125	2,092,474
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	3,216	3,103,971
4.45%, 03/13/26	3,550	3,547,944
5.60%, 11/13/26	2,100	2,140,628
NextEra Energy Capital Holdings Inc., 4.95%, 01/29/26	5,695	5,707,539
Pacific Gas and Electric Co.
2.95%, 03/01/26(a)	3,221	3,166,915
3.15%, 01/01/26	10,501	10,345,707
PPL Capital Funding Inc., 3.10%, 05/15/26	3,433	3,385,312
Public Service Electric & Gas Co.
0.95%, 03/15/26(a)	2,880	2,795,556
2.25%, 09/15/26	2,358	2,301,498
San Diego Gas & Electric Co., 2.50%, 05/15/26	2,910	2,850,140
Sempra, 5.40%, 08/01/26	3,095	3,119,301
Sierra Pacific Power Co., 2.60%, 05/01/26(a)	2,286	2,245,772
Southern California Edison Co.
4.40%, 09/06/26(a)	1,365	1,362,733
4.90%, 06/01/26	2,275	2,278,706
Security	Par (000)	Value
Electric (continued)
5.35%, 03/01/26(a)	$3,020	$3,034,696
Series 2020-C, 1.20%, 02/01/26(a)	1,856	1,804,293
Southern Co. (The), 3.25%, 07/01/26	9,295	9,174,712
Southern Power Co., 0.90%, 01/15/26	2,166	2,108,945
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26(a)	2,002	1,951,121
Series N, 1.65%, 03/15/26(a)	2,920	2,846,103
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26	4,330	4,285,574
Series B, 2.95%, 11/15/26	2,345	2,298,061
WEC Energy Group Inc.
4.75%, 01/09/26(a)	5,615	5,614,600
5.60%, 09/12/26	1,499	1,519,473
Xcel Energy Inc., 3.35%, 12/01/26	2,595	2,549,611
		180,703,862
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 0.88%, 10/15/26	4,038	3,847,690
Electronics — 1.2%
Amphenol Corp., 4.75%, 03/30/26	2,075	2,079,484
Avnet Inc., 4.63%, 04/15/26(a)	2,678	2,672,983
Flex Ltd., 3.75%, 02/01/26	3,635	3,599,058
Fortive Corp., 3.15%, 06/15/26	4,967	4,881,788
Honeywell International Inc., 2.50%, 11/01/26	8,365	8,156,564
Hubbell Inc., 3.35%, 03/01/26	2,498	2,468,029
Jabil Inc., 1.70%, 04/15/26	2,759	2,680,607
TD SYNNEX Corp., 1.75%, 08/09/26	3,490	3,334,180
Tyco Electronics Group SA
3.70%, 02/15/26(a)	2,485	2,469,069
4.50%, 02/13/26(a)	3,185	3,184,048
Vontier Corp., 1.80%, 04/01/26	3,043	2,955,463
		38,481,273
Environmental Control — 0.2%
Republic Services Inc., 2.90%, 07/01/26(a)	2,819	2,776,766
Veralto Corp., 5.50%, 09/18/26	3,875	3,929,292
		6,706,058
Food — 1.5%
Conagra Brands Inc., 5.30%, 10/01/26	2,960	2,985,435
Flowers Foods Inc., 3.50%, 10/01/26	1,795	1,759,971
Hershey Co. (The), 2.30%, 08/15/26(a)	2,756	2,697,730
Ingredion Inc., 3.20%, 10/01/26	2,538	2,491,486
Kellanova, 3.25%, 04/01/26	5,105	5,049,790
Kraft Heinz Foods Co., 3.00%, 06/01/26	10,400	10,240,161
Kroger Co. (The)
2.65%, 10/15/26(a)	4,435	4,326,738
3.50%, 02/01/26	2,850	2,831,291
McCormick & Co. Inc./MD, 0.90%, 02/15/26	2,985	2,897,330
Sysco Corp., 3.30%, 07/15/26	5,771	5,691,382
The Campbell's Co., 5.30%, 03/20/26(a)	2,170	2,179,034
Tyson Foods Inc., 4.00%, 03/01/26(a)	4,113	4,095,150
		47,245,498
Gas — 0.2%
National Fuel Gas Co., 5.50%, 10/01/26	1,500	1,516,640
Southern California Gas Co., Series TT, 2.60%, 06/15/26	2,890	2,829,083
Southern Co. Gas Capital Corp., 3.25%, 06/15/26	1,855	1,836,448
Spire Inc., 5.30%, 03/01/26	1,195	1,197,855
		7,380,026
Hand & Machine Tools — 0.3%
Regal Rexnord Corp., 6.05%, 02/15/26	6,200	6,240,006
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hand & Machine Tools (continued)
Stanley Black & Decker Inc.
3.40%, 03/01/26(a)	$3,473	$3,436,573
6.27%, 03/06/26(a)	150	150,126
		9,826,705
Health Care - Products — 1.0%
Abbott Laboratories, 3.75%, 11/30/26	9,980	9,962,808
Agilent Technologies Inc., 3.05%, 09/22/26	1,664	1,632,672
Baxter International Inc., 2.60%, 08/15/26	3,740	3,647,321
Stryker Corp., 3.50%, 03/15/26	5,640	5,591,999
Thermo Fisher Scientific Inc.
4.95%, 08/10/26	3,545	3,574,459
5.00%, 12/05/26	5,495	5,559,161
Zimmer Biomet Holdings Inc., 3.05%, 01/15/26(a)	3,276	3,236,787
		33,205,207
Health Care - Services — 2.0%
Cigna Group (The)
1.25%, 03/15/26(a)	3,182	3,092,681
4.50%, 02/25/26	5,390	5,384,580
Elevance Health Inc.
1.50%, 03/15/26(a)	4,523	4,406,769
4.50%, 10/30/26(a)	2,265	2,272,412
4.90%, 02/08/26	2,435	2,429,321
HCA Inc.
5.25%, 06/15/26	7,784	7,805,789
5.38%, 09/01/26	5,370	5,402,472
5.88%, 02/15/26(a)	7,155	7,173,196
Laboratory Corp. of America Holdings, 1.55%, 06/01/26	3,040	2,947,096
Providence St. Joseph Health Obligated Group, Series H, 2.75%, 10/01/26(a)	1,225	1,197,960
Quest Diagnostics Inc., 3.45%, 06/01/26(a)	2,978	2,951,375
UnitedHealth Group Inc.
1.15%, 05/15/26	5,127	4,965,636
1.25%, 01/15/26(a)	2,837	2,774,144
3.10%, 03/15/26(a)	5,315	5,257,764
4.75%, 07/15/26(a)	2,445	2,464,519
Universal Health Services Inc., 1.65%, 09/01/26	3,755	3,599,827
UPMC, Series 2021, 1.80%, 04/15/26(a)	215	208,266
		64,333,807
Holding Companies - Diversified — 1.8%
Ares Capital Corp.
2.15%, 07/15/26	5,520	5,319,024
3.88%, 01/15/26	6,398	6,342,282
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26	1,565	1,494,481
2.95%, 03/10/26(a)	1,872	1,836,096
Barings BDC Inc., 3.30%, 11/23/26	1,775	1,708,161
Blackstone Private Credit Fund, 2.63%, 12/15/26(a)	6,032	5,785,595
Blackstone Secured Lending Fund
2.75%, 09/16/26	3,895	3,764,069
3.63%, 01/15/26	4,445	4,394,781
Blue Owl Capital Corp.
3.40%, 07/15/26(a)	4,748	4,614,927
4.25%, 01/15/26	2,525	2,506,199
Blue Owl Capital Corp. II, 8.45%, 11/15/26	2,035	2,122,976
Blue Owl Credit Income Corp., 3.13%, 09/23/26	2,040	1,964,860
FS KKR Capital Corp., 3.40%, 01/15/26	4,816	4,749,397
Goldman Sachs BDC Inc., 2.88%, 01/15/26(a)	3,005	2,959,390
Golub Capital BDC Inc., 2.50%, 08/24/26	3,432	3,302,377
Main Street Capital Corp., 3.00%, 07/14/26	2,870	2,775,522
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Sixth Street Specialty Lending Inc., 2.50%, 08/01/26(a)	$1,711	$1,652,964
		57,293,101
Home Builders — 0.2%
DR Horton Inc., 1.30%, 10/15/26(a)	3,622	3,466,899
Lennar Corp., 5.25%, 06/01/26(a)	2,136	2,142,495
		5,609,394
Household Products & Wares — 0.1%
Kimberly-Clark Corp., 2.75%, 02/15/26(a)	1,740	1,719,669
Insurance — 1.9%
Aflac Inc.
1.13%, 03/15/26(a)	2,140	2,078,985
2.88%, 10/15/26	1,667	1,631,306
Allstate Corp. (The), 3.28%, 12/15/26	2,643	2,594,576
Arch Capital Finance LLC, 4.01%, 12/15/26	2,850	2,826,970
Berkshire Hathaway Inc., 3.13%, 03/15/26	12,586	12,457,282
Chubb INA Holdings LLC, 3.35%, 05/03/26(a)	8,200	8,122,598
CNA Financial Corp., 4.50%, 03/01/26	3,318	3,309,155
Hanover Insurance Group Inc. (The), 4.50%, 04/15/26	2,269	2,258,655
Lincoln National Corp., 3.63%, 12/12/26(a)	1,315	1,298,330
Loews Corp., 3.75%, 04/01/26(a)	3,476	3,455,058
Manulife Financial Corp., 4.15%, 03/04/26	5,705	5,691,770
Marsh & McLennan Companies Inc., 3.75%, 03/14/26(a)	3,578	3,556,210
Munich Re America Corp., Series B, 7.45%, 12/15/26	305	321,527
Old Republic International Corp., 3.88%, 08/26/26	3,212	3,176,124
Principal Financial Group Inc., 3.10%, 11/15/26(a)	2,057	2,014,276
Prudential Financial Inc., 1.50%, 03/10/26(a)	3,318	3,235,055
Reinsurance Group of America Inc., 3.95%, 09/15/26	2,165	2,151,348
Trinity Acquisition PLC, 4.40%, 03/15/26	3,059	3,045,211
		63,224,436
Internet — 1.6%
Alphabet Inc., 2.00%, 08/15/26	10,824	10,580,915
Amazon.com Inc., 1.00%, 05/12/26	14,970	14,511,752
Baidu Inc., 1.72%, 04/09/26(a)	3,035	2,959,038
Booking Holdings Inc., 3.60%, 06/01/26	6,500	6,453,765
eBay Inc., 1.40%, 05/10/26(a)	4,373	4,236,701
Expedia Group Inc., 5.00%, 02/15/26(a)	3,975	3,980,628
JD.com Inc., 3.88%, 04/29/26(a)	1,976	1,964,331
Netflix Inc., 4.38%, 11/15/26	6,390	6,412,526
		51,099,656
Iron & Steel — 0.1%
ArcelorMittal SA, 4.55%, 03/11/26	2,215	2,208,595
Steel Dynamics Inc., 5.00%, 12/15/26	2,253	2,255,843
		4,464,438
Lodging — 0.6%
Hyatt Hotels Corp., 4.85%, 03/15/26(a)	2,382	2,377,315
Las Vegas Sands Corp., 3.50%, 08/18/26(a)	5,260	5,143,785
Marriott International Inc./MD
5.45%, 09/15/26	2,630	2,660,097
Series R, 3.13%, 06/15/26	4,301	4,236,432
Sands China Ltd., 3.80%, 01/08/26(a)	3,810	3,763,929
		18,181,558
Machinery — 2.1%
Caterpillar Financial Services Corp.
0.90%, 03/02/26(a)	4,323	4,205,536
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
1.15%, 09/14/26(a)	$2,007	$1,930,283
2.40%, 08/09/26	1,760	1,722,379
4.35%, 05/15/26	6,515	6,524,665
4.45%, 10/16/26	3,435	3,459,657
4.80%, 01/06/26(a)	3,405	3,413,050
5.05%, 02/27/26(a)	3,955	3,980,843
CNH Industrial Capital LLC
1.45%, 07/15/26	3,350	3,222,656
1.88%, 01/15/26(a)	2,950	2,889,555
John Deere Capital Corp.
0.70%, 01/15/26	4,343	4,235,368
1.05%, 06/17/26	2,322	2,244,734
1.30%, 10/13/26(a)	2,615	2,515,364
2.25%, 09/14/26	2,106	2,055,321
2.65%, 06/10/26(a)	2,094	2,061,838
4.75%, 06/08/26	3,470	3,492,635
4.80%, 01/09/26(a)	6,290	6,310,190
4.95%, 03/06/26(a)	2,275	2,290,009
5.05%, 03/03/26(a)	2,640	2,658,435
5.15%, 09/08/26	2,985	3,028,366
Westinghouse Air Brake Technologies Corp., 3.45%, 11/15/26	4,179	4,115,923
Xylem Inc./New York, 3.25%, 11/01/26(a)	2,855	2,809,697
		69,166,504
Manufacturing — 0.4%
3M Co., 2.25%, 09/19/26	3,631	3,530,005
Illinois Tool Works Inc., 2.65%, 11/15/26	5,654	5,539,794
Teledyne Technologies Inc., 1.60%, 04/01/26(a)	2,323	2,259,623
Textron Inc., 4.00%, 03/15/26(a)	1,920	1,904,672
		13,234,094
Media — 1.4%
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.15%, 11/10/26	6,195	6,316,746
Comcast Corp., 3.15%, 03/01/26	12,410	12,290,536
Discovery Communications LLC, 4.90%, 03/11/26	4,097	4,095,136
Paramount Global, 4.00%, 01/15/26	1,065	1,054,360
TCI Communications Inc., 7.88%, 02/15/26(a)	2,729	2,796,585
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	5,296	5,150,619
3.00%, 02/13/26(a)	5,086	5,031,291
Walt Disney Co. (The)
1.75%, 01/13/26	7,267	7,137,390
3.38%, 11/15/26	1,849	1,830,709
		45,703,372
Mining — 0.4%
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26(a)	5,315	5,333,169
5.25%, 09/08/26(a)	4,500	4,560,454
6.42%, 03/01/26(a)	1,665	1,691,343
		11,584,966
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/26	5,435	5,259,994
Oil & Gas — 2.6%
BP Capital Markets America Inc.
3.12%, 05/04/26	5,820	5,748,966
3.41%, 02/11/26(a)	5,610	5,564,720
Chevron Corp., 2.95%, 05/16/26	12,383	12,227,556
Diamondback Energy Inc., 3.25%, 12/01/26	4,208	4,135,969
Security	Par (000)	Value
Oil & Gas (continued)
EOG Resources Inc., 4.15%, 01/15/26	$4,780	$4,765,766
Exxon Mobil Corp.
2.28%, 08/16/26	5,515	5,394,439
3.04%, 03/01/26	13,310	13,178,897
Marathon Petroleum Corp., 5.13%, 12/15/26(a)	3,800	3,831,853
Ovintiv Inc., 5.38%, 01/01/26(a)	2,705	2,707,796
Phillips 66, 1.30%, 02/15/26	2,856	2,781,674
Phillips 66 Co., 3.55%, 10/01/26	2,643	2,609,279
Pioneer Natural Resources Co.
1.13%, 01/15/26	1,074	1,048,782
5.10%, 03/29/26	4,890	4,920,871
Shell International Finance BV
2.50%, 09/12/26(a)	5,588	5,470,792
2.88%, 05/10/26	9,654	9,528,550
Valero Energy Corp., 3.40%, 09/15/26	2,175	2,145,332
		86,061,242
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 2.06%, 12/15/26	3,598	3,468,639
Packaging & Containers — 0.4%
Amcor Finance USA Inc., 3.63%, 04/28/26	3,465	3,428,381
Berry Global Inc., 1.57%, 01/15/26(a)	8,079	7,877,273
Sonoco Products Co., 4.45%, 09/01/26	2,820	2,815,331
		14,120,985
Pharmaceuticals — 4.7%
AbbVie Inc.
2.95%, 11/21/26	21,224	20,862,311
3.20%, 05/14/26	10,378	10,269,236
Astrazeneca Finance LLC, 1.20%, 05/28/26	7,025	6,809,030
AstraZeneca PLC, 0.70%, 04/08/26(a)	6,747	6,531,532
Bristol-Myers Squibb Co.
3.20%, 06/15/26	9,583	9,498,665
4.95%, 02/20/26	5,635	5,664,119
Cardinal Health Inc., 4.70%, 11/15/26	2,805	2,818,652
CVS Health Corp.
2.88%, 06/01/26	9,518	9,343,265
3.00%, 08/15/26	4,179	4,097,315
5.00%, 02/20/26	7,933	7,951,087
Eli Lilly & Co., 5.00%, 02/27/26	1,500	1,500,162
Johnson & Johnson, 2.45%, 03/01/26	10,388	10,236,457
McKesson Corp., 1.30%, 08/15/26(a)	3,290	3,171,342
Merck & Co. Inc., 0.75%, 02/24/26(a)	6,250	6,074,328
Pfizer Inc.
2.75%, 06/03/26(a)	6,596	6,511,215
3.00%, 12/15/26(a)	8,979	8,833,242
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/26	16,098	16,119,996
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26(a)	7,948	7,828,654
Utah Acquisition Sub Inc., 3.95%, 06/15/26(a)	9,186	9,057,351
		153,177,959
Pipelines — 2.9%
Boardwalk Pipelines LP, 5.95%, 06/01/26	3,179	3,214,169
Enbridge Inc.
1.60%, 10/04/26(a)	2,475	2,377,589
4.25%, 12/01/26	3,958	3,943,355
5.90%, 11/15/26	3,925	4,002,324
Energy Transfer LP
3.90%, 07/15/26	3,093	3,063,168
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
4.75%, 01/15/26	$5,396	$5,388,340
6.05%, 12/01/26	5,430	5,538,140
EnLink Midstream Partners LP, 4.85%, 07/15/26	2,590	2,589,815
Enterprise Products Operating LLC
3.70%, 02/15/26(a)	4,810	4,778,318
5.05%, 01/10/26(a)	4,175	4,191,146
Kinder Morgan Inc., 1.75%, 11/15/26	2,698	2,593,665
MPLX LP, 1.75%, 03/01/26	7,815	7,614,819
ONEOK Inc.
5.00%, 03/01/26	3,284	3,288,783
5.55%, 11/01/26(a)	4,125	4,176,036
5.85%, 01/15/26	2,981	2,995,259
Plains All American Pipeline LP/PAA Finance Corp., 4.50%, 12/15/26	4,146	4,147,517
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26	8,237	8,307,409
Spectra Energy Partners LP, 3.38%, 10/15/26	2,723	2,676,054
TransCanada PipeLines Ltd., 4.88%, 01/15/26(a)	4,591	4,586,357
Transcontinental Gas Pipe Line Co. LLC, 7.85%, 02/01/26(a)	5,840	5,930,221
Western Midstream Operating LP, 4.65%, 07/01/26	2,530	2,520,532
Williams Companies Inc. (The), 5.40%, 03/02/26	5,540	5,572,336
		93,495,352
Real Estate — 0.1%
CBRE Services Inc., 4.88%, 03/01/26	3,799	3,805,428
Real Estate Investment Trusts — 4.7%
Alexandria Real Estate Equities Inc.
3.80%, 04/15/26	1,995	1,974,354
4.30%, 01/15/26	1,700	1,690,501
American Tower Corp.
1.45%, 09/15/26	3,155	3,027,260
1.60%, 04/15/26	3,790	3,680,865
3.38%, 10/15/26	5,432	5,347,017
4.40%, 02/15/26(a)	2,752	2,745,723
AvalonBay Communities Inc.
2.90%, 10/15/26	1,351	1,323,030
2.95%, 05/11/26(a)	2,970	2,925,695
Boston Properties LP
2.75%, 10/01/26(a)	5,514	5,347,945
3.65%, 02/01/26	5,298	5,240,472
Brixmor Operating Partnership LP, 4.13%, 06/15/26	3,535	3,513,542
Camden Property Trust, 5.85%, 11/03/26	2,515	2,568,343
COPT Defense Properties LP, 2.25%, 03/15/26	2,173	2,120,288
Crown Castle Inc.
1.05%, 07/15/26(a)	5,438	5,207,547
3.70%, 06/15/26	4,052	4,007,902
4.45%, 02/15/26	4,713	4,696,002
CubeSmart LP, 3.13%, 09/01/26	1,464	1,433,521
EPR Properties, 4.75%, 12/15/26	1,718	1,703,320
Equinix Inc.
1.45%, 05/15/26	4,089	3,953,399
2.90%, 11/18/26	3,370	3,289,066
ERP Operating LP, 2.85%, 11/01/26(a)	2,773	2,713,889
Essex Portfolio LP, 3.38%, 04/15/26(a)	2,347	2,318,971
Extra Space Storage LP, 3.50%, 07/01/26	3,172	3,134,350
Federal Realty OP LP, 1.25%, 02/15/26	2,511	2,442,289
GLP Capital LP/GLP Financing II Inc., 5.38%, 04/15/26	5,515	5,497,183
Healthcare Realty Holdings LP, 3.50%, 08/01/26	3,292	3,235,347
Healthpeak OP LLC, 3.25%, 07/15/26	3,845	3,782,218
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Host Hotels & Resorts LP, Series F, 4.50%, 02/01/26	$2,450	$2,440,849
Kimco Realty OP LLC, 2.80%, 10/01/26	2,765	2,700,529
Kite Realty Group LP, 4.00%, 10/01/26	1,435	1,419,277
Mid-America Apartments LP, 1.10%, 09/15/26	1,805	1,728,737
NNN REIT Inc., 3.60%, 12/15/26(a)	1,600	1,578,193
Omega Healthcare Investors Inc., 5.25%, 01/15/26(a)	3,431	3,430,753
Prologis LP
3.25%, 06/30/26	2,198	2,174,317
3.25%, 10/01/26	2,185	2,155,436
Public Storage Operating Co.
0.88%, 02/15/26(a)	2,718	2,639,755
1.50%, 11/09/26(a)	3,530	3,387,691
Realty Income Corp.
0.75%, 03/15/26(a)	1,721	1,665,826
4.13%, 10/15/26	3,018	3,007,962
4.88%, 06/01/26	3,659	3,672,315
5.05%, 01/13/26(a)	815	814,478
Sabra Health Care LP, 5.13%, 08/15/26(a)	2,925	2,912,438
Simon Property Group LP
3.25%, 11/30/26(a)	4,065	4,001,646
3.30%, 01/15/26	4,437	4,398,669
Tanger Properties LP, 3.13%, 09/01/26	1,744	1,710,269
UDR Inc., 2.95%, 09/01/26(a)	1,655	1,622,728
Ventas Realty LP
3.25%, 10/15/26	2,126	2,086,114
4.13%, 01/15/26	2,638	2,622,435
Welltower OP LLC, 4.25%, 04/01/26	3,936	3,923,070
Weyerhaeuser Co., 4.75%, 05/15/26	4,185	4,186,262
WP Carey Inc., 4.25%, 10/01/26(a)	2,178	2,169,333
		151,369,121
Retail — 2.8%
AutoZone Inc.
3.13%, 04/21/26	2,150	2,120,361
5.05%, 07/15/26	2,902	2,920,280
Home Depot Inc. (The)
2.13%, 09/15/26(a)	5,078	4,952,672
3.00%, 04/01/26(a)	6,462	6,393,041
4.95%, 09/30/26	4,045	4,093,885
5.15%, 06/25/26	7,685	7,779,018
Lowe's Companies Inc.
2.50%, 04/15/26(a)	7,691	7,549,612
4.80%, 04/01/26	5,810	5,823,681
McDonald's Corp., 3.70%, 01/30/26(a)	9,906	9,854,463
O'Reilly Automotive Inc.
3.55%, 03/15/26(a)	2,422	2,403,753
5.75%, 11/20/26	4,520	4,605,562
Ross Stores Inc., 0.88%, 04/15/26	3,467	3,348,064
Starbucks Corp.
2.45%, 06/15/26	2,704	2,646,921
4.75%, 02/15/26(a)	5,705	5,712,627
Target Corp., 2.50%, 04/15/26(a)	6,044	5,947,558
TJX Companies Inc. (The), 2.25%, 09/15/26	6,555	6,399,489
Walmart Inc.
3.05%, 07/08/26	4,505	4,461,402
4.00%, 04/15/26	4,390	4,388,805
		91,401,194
Semiconductors — 1.8%
Advanced Micro Devices Inc., 4.21%, 09/24/26	2,590	2,600,999
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2026 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
Analog Devices Inc., 3.50%, 12/05/26(a)	$4,883	$4,838,150
Broadcom Inc., 3.46%, 09/15/26(a)	4,581	4,524,649
Intel Corp.
2.60%, 05/19/26	5,581	5,460,761
4.88%, 02/10/26	8,344	8,343,276
Lam Research Corp., 3.75%, 03/15/26	4,930	4,902,060
Marvell Technology Inc., 1.65%, 04/15/26(a)	2,650	2,573,369
NVIDIA Corp., 3.20%, 09/16/26	6,465	6,406,342
NXP BV/NXP Funding LLC, 5.35%, 03/01/26(a)	2,600	2,609,762
NXP BV/NXP Funding LLC/NXP USA Inc., 3.88%, 06/18/26	4,509	4,468,320
Skyworks Solutions Inc., 1.80%, 06/01/26	2,998	2,900,158
Texas Instruments Inc., 1.13%, 09/15/26	2,789	2,684,243
TSMC Arizona Corp., 1.75%, 10/25/26	6,860	6,607,617
		58,919,706
Software — 3.0%
Broadridge Financial Solutions Inc., 3.40%, 06/27/26	2,837	2,797,975
Concentrix Corp., 6.65%, 08/02/26	4,555	4,642,926
Electronic Arts Inc., 4.80%, 03/01/26(a)	2,080	2,081,094
Fidelity National Information Services Inc., 1.15%, 03/01/26(a)	6,746	6,552,697
Fiserv Inc., 3.20%, 07/01/26	10,125	9,988,808
Intuit Inc., 5.25%, 09/15/26	4,380	4,443,017
Microsoft Corp.
2.40%, 08/08/26	19,837	19,475,764
3.40%, 09/15/26(a)	3,862	3,840,637
Oracle Corp.
1.65%, 03/25/26	14,323	13,963,372
2.65%, 07/15/26(a)	15,836	15,502,530
Roper Technologies Inc., 3.80%, 12/15/26	4,130	4,089,011
Take-Two Interactive Software Inc., 5.00%, 03/28/26(a)	3,135	3,144,815
VMware LLC, 1.40%, 08/15/26	8,410	8,075,843
		98,598,489
Telecommunications — 2.1%
AT&T Inc.
1.70%, 03/25/26	15,610	15,225,805
2.95%, 07/15/26	1,741	1,712,565
3.88%, 01/15/26(a)	1,686	1,678,113
Cisco Systems Inc.
2.50%, 09/20/26	7,615	7,469,891
2.95%, 02/28/26(a)	3,941	3,901,031
4.90%, 02/26/26	5,330	5,355,295
Rogers Communications Inc., 2.90%, 11/15/26	2,496	2,434,260
Sprint LLC, 7.63%, 03/01/26	8,170	8,277,687
T-Mobile USA Inc.
1.50%, 02/15/26	5,426	5,299,232
2.25%, 02/15/26	9,330	9,147,823
2.63%, 04/15/26	6,385	6,270,449
Verizon Communications Inc., 1.45%, 03/20/26(a)	2,125	2,073,297
		68,845,448
Security	Par (000)	Value
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.55%, 11/19/26	$3,894	$3,827,060
Transportation — 1.3%
Canadian National Railway Co., 2.75%, 03/01/26	2,764	2,726,417
Canadian Pacific Railway Co., 1.75%, 12/02/26	5,550	5,336,565
CSX Corp., 2.60%, 11/01/26(a)	4,081	3,982,816
FedEx Corp., 3.25%, 04/01/26	4,182	4,132,224
JB Hunt Transport Services Inc., 3.88%, 03/01/26(a)	4,031	3,999,971
Norfolk Southern Corp., 2.90%, 06/15/26(a)	3,500	3,445,961
Ryder System Inc.
1.75%, 09/01/26	1,735	1,671,215
2.90%, 12/01/26	2,028	1,976,241
Union Pacific Corp.
2.75%, 03/01/26(a)	3,465	3,418,007
4.75%, 02/21/26	3,015	3,022,016
United Parcel Service Inc., 2.40%, 11/15/26	2,602	2,538,010
Walmart Inc., 1.05%, 09/17/26(a)	6,603	6,366,592
		42,616,035
Trucking & Leasing — 0.1%
GATX Corp., 3.25%, 09/15/26(a)	2,168	2,127,515
Venture Capital — 0.0%
Hercules Capital Inc., 2.63%, 09/16/26	1,666	1,593,057
Total Long-Term Investments — 98.7% (Cost: $3,213,831,593)		3,211,102,779
	Shares
Short-Term Securities
Money Market Funds — 8.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(c)(d)(e)	240,629,861	240,726,113
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	27,140,000	27,140,000
Total Short-Term Securities — 8.2% (Cost: $267,843,241)		267,866,113
Total Investments — 106.9% (Cost: $3,481,674,834)		3,478,968,892
Liabilities in Excess of Other Assets — (6.9)%		(225,159,585)
Net Assets — 100.0%		$3,253,809,307

(a)	All or a portion of this security is on loan.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
16

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2026 Term Corporate ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$118,870,258	$121,896,143 (a)	$—	$(5,256)	$(35,032)	$240,726,113	240,629,861	$179,272 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	30,210,000	—	(3,070,000)(a)	—	—	27,140,000	27,140,000	494,419	—
				$(5,256)	$(35,032)	$267,866,113		$673,691	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$3,211,102,779	$—	$3,211,102,779
Short-Term Securities
Money Market Funds	267,866,113	—	—	267,866,113
	$267,866,113	$3,211,102,779	$—	$3,478,968,892
See notes to financial statements.
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2025
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 2.2%
Boeing Co. (The)
2.70%, 02/01/27	$5,826	$5,628,426
2.80%, 03/01/27(a)	1,286	1,239,670
5.04%, 05/01/27	10,745	10,816,499
6.26%, 05/01/27	5,255	5,413,704
General Dynamics Corp.
2.63%, 11/15/27(a)	2,711	2,618,401
3.50%, 04/01/27(a)	4,352	4,317,501
Hexcel Corp., 4.20%, 02/15/27	2,365	2,337,780
Howmet Aerospace Inc., 5.90%, 02/01/27(a)	3,475	3,562,099
L3Harris Technologies Inc., 5.40%, 01/15/27	7,120	7,230,871
Lockheed Martin Corp., 5.10%, 11/15/27(a)	4,860	4,991,931
Northrop Grumman Corp., 3.20%, 02/01/27	4,364	4,286,060
RTX Corp.
3.13%, 05/04/27	6,336	6,192,756
3.50%, 03/15/27	6,670	6,572,831
7.20%, 08/15/27(a)	1,608	1,706,284
		66,914,813
Agriculture — 1.3%
BAT Capital Corp.
3.56%, 08/15/27	12,372	12,143,548
4.70%, 04/02/27	4,899	4,919,597
Bunge Ltd. Finance Corp., 3.75%, 09/25/27	3,262	3,216,064
Philip Morris International Inc.
3.13%, 08/17/27	2,503	2,449,897
4.38%, 11/01/27	4,230	4,249,381
4.75%, 02/12/27(a)	4,165	4,209,494
5.13%, 11/17/27	8,075	8,246,783
		39,434,764
Airlines — 0.7%
American Airlines Pass-Through Trust
Series 2015-1, Class A, 3.38%, 11/01/28	2,242	2,163,931
Series 2015-2, Class AA, 3.60%, 03/22/29(a)	1,409	1,361,268
Southwest Airlines Co.
3.45%, 11/16/27(a)	1,710	1,659,593
5.13%, 06/15/27(a)	9,239	9,264,356
United Airlines Pass-Through Trust, Series 2020-1, 5.88%, 04/15/29	5,915	5,989,504
		20,438,652
Apparel — 0.2%
NIKE Inc., 2.75%, 03/27/27	6,058	5,912,607
Tapestry Inc., 4.13%, 07/15/27(a)	1,414	1,404,185
		7,316,792
Auto Manufacturers — 5.4%
American Honda Finance Corp.
2.35%, 01/08/27	2,587	2,506,422
4.45%, 10/22/27	4,345	4,361,767
4.90%, 03/12/27(a)	3,880	3,921,582
4.90%, 07/09/27(a)	3,945	3,991,206
Ford Motor Credit Co. LLC
3.82%, 11/02/27	3,945	3,735,302
4.13%, 08/17/27(a)	6,682	6,407,530
4.27%, 01/09/27	4,970	4,827,067
4.95%, 05/28/27	8,282	8,101,719
5.80%, 03/05/27	8,225	8,181,140
5.85%, 05/17/27	8,020	7,981,316
7.35%, 11/04/27	7,941	8,161,566
Security	Par (000)	Value
Auto Manufacturers (continued)
General Motors Co.
4.20%, 10/01/27	$4,109	$4,038,015
6.80%, 10/01/27	5,444	5,656,594
General Motors Financial Co. Inc.
2.35%, 02/26/27	5,515	5,267,465
2.70%, 08/20/27	4,906	4,663,902
4.35%, 01/17/27	6,840	6,779,274
5.00%, 04/09/27	6,820	6,826,362
5.35%, 07/15/27	6,040	6,103,419
5.40%, 05/08/27(a)	6,510	6,575,852
Honda Motor Co. Ltd., 2.53%, 03/10/27	5,590	5,416,503
PACCAR Financial Corp.
2.00%, 02/04/27	1,395	1,346,253
4.45%, 08/06/27	3,755	3,795,088
5.00%, 05/13/27	2,775	2,828,344
Toyota Motor Credit Corp.
1.15%, 08/13/27(a)	2,957	2,767,062
1.90%, 01/13/27	4,295	4,137,785
3.05%, 03/22/27	7,554	7,403,937
3.20%, 01/11/27	3,875	3,816,013
4.35%, 10/08/27	5,745	5,768,337
4.55%, 09/20/27(a)	5,270	5,314,508
4.60%, 01/08/27(a)	3,590	3,619,587
5.45%, 11/10/27(a)	3,440	3,544,430
Series B, 5.00%, 03/19/27(a)	4,560	4,629,457
		162,474,804
Auto Parts & Equipment — 0.3%
BorgWarner Inc., 2.65%, 07/01/27(a)	6,250	6,010,313
Lear Corp., 3.80%, 09/15/27	3,208	3,125,626
		9,135,939
Banks — 14.7%
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27(a)	1,810	1,802,236
4.75%, 01/18/27	6,625	6,697,203
4.90%, 07/16/27	4,380	4,455,670
Banco Santander SA
4.25%, 04/11/27	5,705	5,670,076
5.29%, 08/18/27	9,693	9,819,908
Bank of America Corp.
3.25%, 10/21/27(a)	13,993	13,687,764
Series L, 4.18%, 11/25/27	11,124	11,062,491
Bank of Montreal
2.65%, 03/08/27(a)	6,901	6,701,109
5.37%, 06/04/27(a)	4,442	4,534,329
Series H, 4.70%, 09/14/27(a)	5,545	5,591,013
Bank of New York Mellon Corp. (The)
2.05%, 01/26/27(a)	4,300	4,151,533
3.25%, 05/16/27	4,605	4,535,160
Bank of Nova Scotia (The)
1.95%, 02/02/27(a)	3,995	3,849,459
2.95%, 03/11/27	4,235	4,136,381
5.40%, 06/04/27(a)	4,860	4,973,414
Canadian Imperial Bank of Commerce
3.45%, 04/07/27	5,715	5,627,754
5.24%, 06/28/27(a)	7,350	7,481,620
Citigroup Inc., 4.45%, 09/29/27	21,299	21,236,095
Cooperatieve Rabobank UA/New York, 5.04%, 03/05/27	3,460	3,519,817
Deutsche Bank AG/New York, 5.37%, 09/09/27	1,995	2,043,270
Schedule of Investments
18

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Fifth Third Bancorp, 2.55%, 05/05/27	$4,069	$3,915,194
Fifth Third Bank NA, 2.25%, 02/01/27	3,529	3,402,651
Goldman Sachs Group Inc. (The)
3.85%, 01/26/27	16,739	16,599,987
5.95%, 01/15/27(a)	4,711	4,839,689
HSBC USA Inc., 5.29%, 03/04/27	5,745	5,853,068
ING Groep NV, 3.95%, 03/29/27	8,711	8,642,281
JPMorgan Chase & Co.
3.63%, 12/01/27(a)	6,316	6,218,497
4.25%, 10/01/27	8,203	8,229,240
8.00%, 04/29/27	2,975	3,181,689
KeyBank NA/Cleveland OH
4.39%, 12/14/27	1,613	1,606,403
5.85%, 11/15/27(a)	5,547	5,699,963
KeyCorp, 2.25%, 04/06/27	4,676	4,475,786
Lloyds Banking Group PLC, 3.75%, 01/11/27	7,193	7,111,331
Manufacturers & Traders Trust Co., 3.40%, 08/17/27	2,860	2,774,382
Mitsubishi UFJ Financial Group Inc.
3.29%, 07/25/27(a)	4,915	4,811,702
3.68%, 02/22/27(a)	5,496	5,438,459
Mizuho Financial Group Inc.
3.17%, 09/11/27	5,611	5,458,835
3.66%, 02/28/27(a)	2,985	2,950,794
Morgan Stanley
3.63%, 01/20/27	15,696	15,545,663
3.95%, 04/23/27	11,215	11,120,964
National Australia Bank Ltd./New York
3.91%, 06/09/27(a)	6,530	6,518,899
4.50%, 10/26/27	3,420	3,448,822
5.09%, 06/11/27	5,095	5,197,565
Northern Trust Corp., 4.00%, 05/10/27(a)	6,053	6,041,634
PNC Bank NA, 3.10%, 10/25/27	5,609	5,462,089
PNC Financial Services Group Inc. (The), 3.15%, 05/19/27	4,444	4,339,222
Royal Bank of Canada
2.05%, 01/21/27(a)	2,177	2,105,462
3.63%, 05/04/27(a)	6,651	6,587,288
4.24%, 08/03/27(a)	7,226	7,239,282
4.88%, 01/19/27	6,635	6,716,328
6.00%, 11/01/27	7,590	7,902,201
Santander Holdings USA Inc., 4.40%, 07/13/27	6,027	5,984,754
Standard Chartered Bank/New York, 4.85%, 12/03/27	350	353,977
State Street Corp.
4.33%, 10/22/27(a)	4,233	4,253,304
4.99%, 03/18/27(a)	5,624	5,708,310
Sumitomo Mitsui Financial Group Inc.
2.17%, 01/14/27	2,925	2,821,391
3.35%, 10/18/27(a)	3,889	3,804,034
3.36%, 07/12/27	8,805	8,644,143
3.45%, 01/11/27(a)	6,357	6,273,330
Synchrony Bank, 5.63%, 08/23/27(a)	3,370	3,405,569
Toronto-Dominion Bank (The)
1.95%, 01/12/27	3,985	3,835,395
2.80%, 03/10/27	6,190	6,022,994
4.11%, 06/08/27	8,370	8,335,455
4.69%, 09/15/27	8,156	8,227,723
4.98%, 04/05/27	4,760	4,817,683
Truist Financial Corp., 1.13%, 08/03/27(a)	4,265	3,980,334
U.S. Bancorp, Series X, 3.15%, 04/27/27	7,723	7,577,671
Security	Par (000)	Value
Banks (continued)
UBS AG/Stamford CT, 5.00%, 07/09/27(a)	$7,070	$7,178,242
Wells Fargo & Co., 4.30%, 07/22/27	13,975	13,964,677
Westpac Banking Corp.
3.35%, 03/08/27(a)	5,727	5,662,839
4.04%, 08/26/27(a)	4,285	4,288,357
5.46%, 11/18/27	6,984	7,217,700
		443,369,554
Beverages — 1.6%
Coca-Cola Co. (The)
1.45%, 06/01/27	7,983	7,596,680
2.90%, 05/25/27(a)	2,636	2,588,980
3.38%, 03/25/27	5,504	5,452,618
Constellation Brands Inc.
3.50%, 05/09/27(a)	3,050	2,991,690
4.35%, 05/09/27	3,390	3,382,828
Diageo Capital PLC, 5.30%, 10/24/27(a)	4,042	4,139,521
Keurig Dr Pepper Inc.
3.43%, 06/15/27	2,945	2,893,004
5.10%, 03/15/27	3,765	3,810,615
PepsiCo Inc.
2.63%, 03/19/27	2,597	2,537,876
3.00%, 10/15/27	8,220	8,029,697
4.40%, 02/07/27	2,555	2,577,619
Pepsico Singapore Financing I Pte Ltd., 4.65%, 02/16/27	3,095	3,127,386
		49,128,514
Biotechnology — 1.2%
Amgen Inc.
2.20%, 02/21/27	9,446	9,109,015
3.20%, 11/02/27(a)	5,521	5,386,415
Bio-Rad Laboratories Inc., 3.30%, 03/15/27	2,289	2,230,858
Gilead Sciences Inc.
1.20%, 10/01/27	4,072	3,804,830
2.95%, 03/01/27(a)	6,863	6,733,715
Illumina Inc., 5.75%, 12/13/27	3,001	3,067,353
Royalty Pharma PLC, 1.75%, 09/02/27	5,303	4,974,893
		35,307,079
Building Materials — 0.6%
Carrier Global Corp., 2.49%, 02/15/27(a)	5,509	5,346,260
Holcim Finance U.S. LLC, 4.60%, 04/07/27(b)	1,155	1,159,325
Lennox International Inc., 1.70%, 08/01/27	1,690	1,587,008
Martin Marietta Materials Inc.
3.45%, 06/01/27	1,540	1,509,076
3.50%, 12/15/27	2,895	2,824,771
Masco Corp., 3.50%, 11/15/27	1,671	1,631,746
Owens Corning, 5.50%, 06/15/27(a)	2,520	2,567,790
Vulcan Materials Co., 3.90%, 04/01/27	2,381	2,354,887
		18,980,863
Chemicals — 1.1%
Air Products and Chemicals Inc., 1.85%, 05/15/27	2,891	2,770,444
Albemarle Corp., 4.65%, 06/01/27	3,743	3,653,134
Ecolab Inc.
1.65%, 02/01/27	2,904	2,790,493
3.25%, 12/01/27(a)	2,069	2,031,172
LYB International Finance II BV, 3.50%, 03/02/27(a)	3,396	3,333,978
Mosaic Co. (The), 4.05%, 11/15/27(a)	2,621	2,590,502
Nutrien Ltd.
4.50%, 03/12/27	2,160	2,166,207
5.20%, 06/21/27(a)	1,985	2,015,115
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
RPM International Inc., 3.75%, 03/15/27	$2,538	$2,501,295
Sherwin-Williams Co. (The), 3.45%, 06/01/27	8,465	8,313,700
		32,166,040
Commercial Services — 1.1%
Cintas Corp. No. 2, 3.70%, 04/01/27	5,493	5,444,487
Equifax Inc., 5.10%, 12/15/27	4,379	4,430,627
Global Payments Inc.
2.15%, 01/15/27	4,356	4,174,640
4.95%, 08/15/27	2,940	2,953,300
Leland Stanford Junior University (The), 1.29%, 06/01/27(a)	1,140	1,078,575
PayPal Holdings Inc., 3.90%, 06/01/27	2,745	2,732,196
Quanta Services Inc., 4.75%, 08/09/27	3,102	3,116,899
S&P Global Inc.
2.45%, 03/01/27	6,815	6,624,280
2.95%, 01/22/27	3,000	2,942,866
		33,497,870
Computers — 2.9%
Accenture Capital Inc., 3.90%, 10/04/27	4,065	4,060,489
Apple Inc.
2.90%, 09/12/27	10,784	10,565,913
3.00%, 06/20/27	4,339	4,264,941
3.00%, 11/13/27	7,994	7,832,784
3.20%, 05/11/27	10,151	10,029,758
3.35%, 02/09/27	11,595	11,495,912
Dell International LLC/EMC Corp., 6.10%, 07/15/27(a)	2,625	2,709,680
Hewlett Packard Enterprise Co., 4.40%, 09/25/27	6,990	6,985,585
HP Inc., 3.00%, 06/17/27	5,828	5,641,059
IBM International Capital Pte Ltd., 4.60%, 02/05/27(a)	3,100	3,116,897
International Business Machines Corp.
1.70%, 05/15/27	6,854	6,525,173
2.20%, 02/09/27(a)	3,540	3,417,323
3.30%, 01/27/27	2,723	2,680,379
4.15%, 07/27/27(a)	4,290	4,284,056
6.22%, 08/01/27(a)	2,335	2,437,638
NetApp Inc., 2.38%, 06/22/27	2,736	2,608,888
		88,656,475
Cosmetics & Personal Care — 1.2%
Colgate-Palmolive Co., 3.10%, 08/15/27	2,525	2,487,190
Estee Lauder Companies Inc. (The), 3.15%, 03/15/27(a)	2,796	2,734,820
Haleon U.S. Capital LLC, 3.38%, 03/24/27	10,535	10,370,150
Procter & Gamble Co. (The)
1.90%, 02/01/27	5,016	4,859,911
2.80%, 03/25/27	2,860	2,803,972
2.85%, 08/11/27	4,057	3,967,517
Unilever Capital Corp.
2.90%, 05/05/27	5,740	5,622,246
4.25%, 08/12/27(a)	4,425	4,447,024
		37,292,830
Diversified Financial Services — 6.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.65%, 07/21/27	5,532	5,403,217
4.63%, 10/15/27	3,517	3,508,945
6.10%, 01/15/27	4,870	4,973,226
6.45%, 04/15/27	8,072	8,323,643
Security	Par (000)	Value
Diversified Financial Services (continued)
Air Lease Corp.
2.20%, 01/15/27(a)	$4,209	$4,045,757
3.63%, 04/01/27(a)	2,588	2,550,077
3.63%, 12/01/27	2,775	2,708,890
5.85%, 12/15/27	3,730	3,841,906
Ally Financial Inc.
4.75%, 06/09/27(a)	4,226	4,205,313
7.10%, 11/15/27	4,239	4,441,379
American Express Co.
2.55%, 03/04/27(a)	9,470	9,186,522
3.30%, 05/03/27	9,398	9,240,338
5.85%, 11/05/27(a)	8,185	8,504,829
American Express Credit Corp., 3.30%, 05/03/27	2,192	2,154,902
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	1,737	1,623,589
Capital One Financial Corp.
3.65%, 05/11/27(a)	5,827	5,733,700
3.75%, 03/09/27	7,356	7,264,408
Cboe Global Markets Inc., 3.65%, 01/12/27	4,344	4,307,457
Charles Schwab Corp. (The)
2.45%, 03/03/27(a)	8,500	8,244,024
3.20%, 03/02/27(a)	3,833	3,765,347
3.30%, 04/01/27	4,361	4,288,515
Discover Financial Services, 4.10%, 02/09/27(a)	6,033	5,979,349
Eaton Vance Corp., 3.50%, 04/06/27	2,292	2,251,432
Intercontinental Exchange Inc.
3.10%, 09/15/27	3,076	2,999,266
4.00%, 09/15/27	8,470	8,429,348
Jefferies Financial Group Inc.
4.85%, 01/15/27(a)	4,457	4,483,788
6.45%, 06/08/27	2,126	2,197,959
Lazard Group LLC, 3.63%, 03/01/27	2,055	2,010,251
LPL Holdings Inc., 5.70%, 05/20/27(a)	3,060	3,120,707
Mastercard Inc., 3.30%, 03/26/27	5,614	5,554,480
Nomura Holdings Inc.
2.33%, 01/22/27	7,016	6,748,753
5.39%, 07/06/27(a)	2,850	2,890,655
5.59%, 07/02/27(a)	2,840	2,893,612
ORIX Corp.
3.70%, 07/18/27(a)	2,830	2,787,357
5.00%, 09/13/27(a)	2,496	2,529,728
Radian Group Inc., 4.88%, 03/15/27(a)	2,770	2,758,441
Synchrony Financial, 3.95%, 12/01/27	5,536	5,384,132
Visa Inc.
0.75%, 08/15/27(a)	2,777	2,594,765
1.90%, 04/15/27(a)	8,459	8,160,523
2.75%, 09/15/27	4,259	4,150,692
		186,241,222
Electric — 6.2%
Alabama Power Co., 3.75%, 09/01/27(a)	3,125	3,109,576
Ameren Corp., 1.95%, 03/15/27	2,815	2,694,706
American Electric Power Co. Inc.
3.20%, 11/13/27(a)	2,781	2,708,408
5.75%, 11/01/27	2,758	2,843,850
Appalachian Power Co., Series X, 3.30%, 06/01/27	1,962	1,918,235
Arizona Public Service Co., 2.95%, 09/15/27	1,449	1,401,099
Black Hills Corp., 3.15%, 01/15/27	2,278	2,216,564
CenterPoint Energy Houston Electric LLC, Series AA, 3.00%, 02/01/27	1,739	1,705,152
CMS Energy Corp., 3.45%, 08/15/27	1,697	1,663,147
Schedule of Investments
20

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Commonwealth Edison Co., Series 122, 2.95%, 08/15/27	$2,176	$2,120,394
Connecticut Light and Power Co. (The), Series A, 3.20%, 03/15/27(a)	2,431	2,391,892
Consolidated Edison Co. of New York Inc., Series B, 3.13%, 11/15/27	1,807	1,761,091
Dominion Energy Inc., Series B, 3.60%, 03/15/27	2,113	2,079,168
DTE Energy Co., 4.95%, 07/01/27	7,040	7,112,940
Duke Energy Corp.
3.15%, 08/15/27	4,074	3,967,162
4.85%, 01/05/27	3,200	3,228,423
5.00%, 12/08/27(a)	2,830	2,873,185
Duke Energy Florida LLC, 3.20%, 01/15/27	3,445	3,398,652
Duke Energy Progress LLC, 4.35%, 03/06/27(a)	820	826,177
Edison International, 5.75%, 06/15/27(a)	3,298	3,318,016
Entergy Louisiana LLC, 3.12%, 09/01/27	2,415	2,355,218
Evergy Kansas Central Inc., 3.10%, 04/01/27	1,440	1,413,555
Eversource Energy
2.90%, 03/01/27	3,570	3,469,266
4.60%, 07/01/27	3,470	3,478,081
5.00%, 01/01/27	2,030	2,045,558
Exelon Corp., 2.75%, 03/15/27	3,650	3,548,435
FirstEnergy Corp., Series B, 3.90%, 07/15/27	8,420	8,324,986
Florida Power & Light Co., Series A, 3.30%, 05/30/27	1,932	1,899,755
Georgia Power Co.
3.25%, 03/30/27	2,436	2,392,928
5.00%, 02/23/27(a)	2,685	2,726,652
ITC Holdings Corp., 3.35%, 11/15/27(a)	2,778	2,699,499
MidAmerican Energy Co., 3.10%, 05/01/27	2,494	2,448,753
National Rural Utilities Cooperative Finance Corp.
3.05%, 04/25/27	2,223	2,172,610
4.12%, 09/16/27	2,240	2,238,953
4.80%, 02/05/27(a)	2,961	2,997,098
5.10%, 05/06/27(a)	2,100	2,134,608
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27(a)	5,389	5,164,922
3.55%, 05/01/27	8,128	8,002,233
4.63%, 07/15/27(a)	6,810	6,850,946
NSTAR Electric Co., 3.20%, 05/15/27(a)	3,200	3,140,210
Oncor Electric Delivery Co. LLC, 4.50%, 03/20/27(b)	2,820	2,836,820
Pacific Gas and Electric Co.
2.10%, 08/01/27(a)	5,328	5,018,917
3.30%, 03/15/27	2,213	2,157,793
3.30%, 12/01/27(a)	5,955	5,738,539
5.45%, 06/15/27	2,630	2,662,975
Public Service Electric & Gas Co., 3.00%, 05/15/27(a)	2,203	2,159,505
Public Service Enterprise Group Inc., 5.85%, 11/15/27	3,980	4,118,382
Sempra, 3.25%, 06/15/27	4,316	4,193,551
Southern California Edison Co.
4.88%, 02/01/27(a)	2,625	2,634,691
5.85%, 11/01/27(a)	4,000	4,090,553
Series D, 4.70%, 06/01/27	3,155	3,167,952
Southern Co. (The), 5.11%, 08/01/27	4,770	4,839,055
Union Electric Co., 2.95%, 06/15/27	2,494	2,436,213
Virginia Electric & Power Co.
Series A, 3.50%, 03/15/27	4,034	3,990,537
Series B, 3.75%, 05/15/27	3,445	3,417,210
Security	Par (000)	Value
Electric (continued)
WEC Energy Group Inc.
1.38%, 10/15/27(a)	$2,840	$2,641,998
5.15%, 10/01/27(a)	2,506	2,546,714
Wisconsin Power and Light Co., 3.05%, 10/15/27	1,842	1,788,483
Xcel Energy Inc., 1.75%, 03/15/27	2,786	2,649,385
		185,931,376
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 1.80%, 10/15/27	2,878	2,730,964
Electronics — 1.0%
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27	2,219	2,156,873
Amphenol Corp., 5.05%, 04/05/27	3,150	3,206,319
Honeywell International Inc.
1.10%, 03/01/27	6,114	5,785,585
4.65%, 07/30/27	6,140	6,207,672
Hubbell Inc., 3.15%, 08/15/27	1,895	1,841,963
Jabil Inc., 4.25%, 05/15/27(a)	3,148	3,134,747
Keysight Technologies Inc., 4.60%, 04/06/27	4,313	4,321,046
Tyco Electronics Group SA, 3.13%, 08/15/27	2,447	2,385,974
		29,040,179
Entertainment — 0.7%
Warnermedia Holdings Inc., 3.76%, 03/15/27	21,539	20,961,726
Environmental Control — 0.4%
Republic Services Inc., 3.38%, 11/15/27	3,440	3,377,412
Waste Management Inc.
3.15%, 11/15/27	4,350	4,252,832
4.95%, 07/03/27(a)	4,020	4,093,506
		11,723,750
Food — 2.0%
Conagra Brands Inc., 1.38%, 11/01/27(a)	5,574	5,143,646
General Mills Inc.
3.20%, 02/10/27(a)	4,423	4,340,823
4.70%, 01/30/27(a)	3,210	3,228,359
Hormel Foods Corp., 4.80%, 03/30/27(a)	2,857	2,890,415
J.M. Smucker Co. (The), 3.38%, 12/15/27(a)	2,660	2,599,528
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 2.50%, 01/15/27	5,090	4,913,746
Kellanova, 3.40%, 11/15/27(a)	3,164	3,096,204
Kraft Heinz Foods Co., 3.88%, 05/15/27	7,620	7,542,270
Kroger Co. (The), 3.70%, 08/01/27	3,377	3,335,801
McCormick & Co. Inc./MD, 3.40%, 08/15/27	4,090	4,010,070
Mondelez International Inc., 2.63%, 03/17/27	4,359	4,225,713
Sysco Corp., 3.25%, 07/15/27	3,919	3,826,200
The Campbell's Co., 5.20%, 03/19/27	2,665	2,704,898
Tyson Foods Inc., 3.55%, 06/02/27(a)	7,805	7,680,647
		59,538,320
Forest Products & Paper — 0.2%
Celulosa Arauco y Constitucion SA, 3.88%, 11/02/27	2,566	2,495,513
Suzano International Finance BV, 5.50%, 01/17/27(a)	3,657	3,690,202
		6,185,715
Gas — 0.5%
Atmos Energy Corp., 3.00%, 06/15/27	2,829	2,765,055
National Fuel Gas Co., 3.95%, 09/15/27(a)	975	961,063
NiSource Inc., 3.49%, 05/15/27	5,609	5,509,731
Southern California Gas Co., 2.95%, 04/15/27(a)	4,013	3,910,407
Southwest Gas Corp., 5.80%, 12/01/27(a)	1,675	1,721,084
		14,867,340
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hand & Machine Tools — 0.1%
Snap-on Inc., 3.25%, 03/01/27	$1,591	$1,566,144
Health Care - Products — 1.2%
Agilent Technologies Inc., 4.20%, 09/09/27(a)	2,365	2,362,844
Baxter International Inc., 1.92%, 02/01/27(a)	8,111	7,760,356
GE HealthCare Technologies Inc., 5.65%, 11/15/27	9,240	9,502,994
Smith & Nephew PLC, 5.15%, 03/20/27(a)	1,372	1,388,285
Solventum Corp., 5.45%, 02/25/27(a)	5,756	5,844,179
Stryker Corp., 4.55%, 02/10/27(a)	3,620	3,641,391
Thermo Fisher Scientific Inc., 4.80%, 11/21/27	3,745	3,805,230
Zimmer Biomet Holdings Inc., 4.70%, 02/19/27	2,260	2,269,165
		36,574,444
Health Care - Services — 2.8%
Centene Corp., 4.25%, 12/15/27	12,927	12,628,773
Cigna Group (The)
3.05%, 10/15/27	2,375	2,305,068
3.40%, 03/01/27	7,760	7,633,031
CommonSpirit Health, 6.07%, 11/01/27(a)	1,315	1,362,525
Elevance Health Inc., 3.65%, 12/01/27	9,084	8,934,783
HCA Inc.
3.13%, 03/15/27(a)	5,470	5,331,786
4.50%, 02/15/27	6,748	6,739,460
Humana Inc.
1.35%, 02/03/27	3,734	3,531,373
3.95%, 03/15/27	2,911	2,881,314
ICON Investments Six DAC, 5.81%, 05/08/27	3,700	3,773,202
Kaiser Foundation Hospitals, 3.15%, 05/01/27	3,356	3,296,427
Laboratory Corp. of America Holdings, 3.60%, 09/01/27	3,421	3,365,012
Quest Diagnostics Inc., 4.60%, 12/15/27	2,305	2,323,519
SSM Health Care Corp., Series A, 3.82%, 06/01/27(a)	2,792	2,766,853
UnitedHealth Group Inc.
3.70%, 05/15/27(a)	3,398	3,372,545
2.95%, 10/15/27(a)	5,117	4,984,071
3.38%, 04/15/27	3,459	3,415,962
3.45%, 01/15/27(a)	3,981	3,947,269
4.60%, 04/15/27(a)	2,965	2,997,061
		85,590,034
Holding Companies - Diversified — 1.6%
Ares Capital Corp.
2.88%, 06/15/27(a)	2,840	2,708,960
7.00%, 01/15/27	5,096	5,232,017
Blackstone Private Credit Fund
3.25%, 03/15/27	4,890	4,712,243
4.95%, 09/26/27(b)	1,565	1,550,215
Blackstone Secured Lending Fund
2.13%, 02/15/27	3,465	3,280,024
5.88%, 11/15/27	2,365	2,394,276
Blue Owl Capital Corp., 2.63%, 01/15/27	2,395	2,278,175
Blue Owl Capital Corp. III, 3.13%, 04/13/27(a)	1,960	1,864,672
Blue Owl Credit Income Corp.
4.70%, 02/08/27(a)	2,858	2,814,475
7.75%, 09/16/27(a)	3,341	3,465,538
Blue Owl Technology Finance Corp., 2.50%, 01/15/27	1,715	1,615,513
FS KKR Capital Corp.
2.63%, 01/15/27	2,245	2,123,754
3.25%, 07/15/27	2,180	2,068,573
Goldman Sachs BDC Inc., 6.38%, 03/11/27	2,455	2,509,880
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Golub Capital BDC Inc., 2.05%, 02/15/27	$2,125	$1,996,001
Main Street Capital Corp., 6.50%, 06/04/27	2,250	2,286,858
Morgan Stanley Direct Lending Fund, 4.50%, 02/11/27(a)	2,036	2,018,494
New Mountain Finance Corp., 6.20%, 10/15/27	1,780	1,779,837
Oaktree Specialty Lending Corp., 2.70%, 01/15/27	2,027	1,913,253
		48,612,758
Home Builders — 0.5%
DR Horton Inc., 1.40%, 10/15/27(a)	3,034	2,825,813
Lennar Corp.
4.75%, 11/29/27(a)	4,029	4,044,530
5.00%, 06/15/27	2,266	2,278,518
Meritage Homes Corp., 5.13%, 06/06/27(a)	1,740	1,751,655
PulteGroup Inc., 5.00%, 01/15/27	1,956	1,970,038
Toll Brothers Finance Corp., 4.88%, 03/15/27	2,908	2,911,154
		15,781,708
Home Furnishings — 0.1%
Leggett & Platt Inc., 3.50%, 11/15/27	2,752	2,645,794
Household Products & Wares — 0.2%
Church & Dwight Co. Inc., 3.15%, 08/01/27	2,455	2,397,292
Clorox Co. (The), 3.10%, 10/01/27	2,149	2,094,604
Kimberly-Clark Corp., 1.05%, 09/15/27	3,295	3,074,118
		7,566,014
Insurance — 2.0%
American National Group Inc., 5.00%, 06/15/27(a)	2,943	2,948,512
Aon Corp., 8.21%, 01/01/27(a)	2,798	2,915,904
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27(a)	3,475	3,376,028
Aon North America Inc., 5.13%, 03/01/27	3,525	3,573,774
Arthur J Gallagher & Co., 4.60%, 12/15/27	4,015	4,042,426
Axis Specialty Finance PLC, 4.00%, 12/06/27	2,083	2,051,912
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27	3,065	2,982,123
Brighthouse Financial Inc., 3.70%, 06/22/27	2,505	2,456,571
CNA Financial Corp., 3.45%, 08/15/27(a)	2,594	2,537,621
Corebridge Financial Inc., 3.65%, 04/05/27	6,985	6,880,823
Jackson Financial Inc., 5.17%, 06/08/27(a)	2,360	2,381,169
Manulife Financial Corp., 2.48%, 05/19/27	2,973	2,876,851
Markel Group Inc., 3.50%, 11/01/27(a)	1,844	1,808,835
Marsh & McLennan Companies Inc., 4.55%, 11/08/27(a)	4,455	4,502,324
Mercury General Corp., 4.40%, 03/15/27(a)	2,331	2,300,822
Progressive Corp. (The)
2.45%, 01/15/27	2,951	2,870,281
2.50%, 03/15/27	3,038	2,946,024
RenaissanceRe Finance Inc., 3.45%, 07/01/27	1,896	1,857,546
Willis North America Inc., 4.65%, 06/15/27	4,534	4,550,861
		59,860,407
Internet — 3.1%
Alibaba Group Holding Ltd., 3.40%, 12/06/27(a)	13,291	12,970,364
Alphabet Inc., 0.80%, 08/15/27(a)	5,530	5,180,755
Amazon.com Inc.
1.20%, 06/03/27	6,364	6,017,725
3.15%, 08/22/27(a)	18,531	18,216,350
3.30%, 04/13/27	10,195	10,087,091
4.55%, 12/01/27	10,255	10,414,474
Baidu Inc.
1.63%, 02/23/27	160	152,587
3.63%, 07/06/27(a)	1,655	1,632,706
Schedule of Investments
22

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
eBay Inc.
3.60%, 06/05/27(a)	$4,974	$4,893,962
5.95%, 11/22/27	1,530	1,586,820
Expedia Group Inc., 4.63%, 08/01/27	4,442	4,445,420
Meta Platforms Inc., 3.50%, 08/15/27(a)	13,655	13,553,221
VeriSign Inc., 4.75%, 07/15/27	2,946	2,946,086
		92,097,561
Iron & Steel — 0.4%
ArcelorMittal SA, 6.55%, 11/29/27	6,800	7,073,300
Nucor Corp., 4.30%, 05/23/27(a)	3,165	3,172,609
Steel Dynamics Inc., 1.65%, 10/15/27	1,891	1,761,383
		12,007,292
Lodging — 0.6%
Hyatt Hotels Corp., 5.75%, 01/30/27(a)	3,575	3,635,051
Las Vegas Sands Corp., 5.90%, 06/01/27	4,384	4,435,767
Marriott International Inc./MD, 5.00%, 10/15/27	5,835	5,915,161
Sands China Ltd., 2.30%, 03/08/27(a)	3,360	3,161,197
		17,147,176
Machinery — 2.3%
AGCO Corp., 5.45%, 03/21/27	2,590	2,612,985
Caterpillar Financial Services Corp.
1.10%, 09/14/27	3,932	3,672,499
1.70%, 01/08/27	2,230	2,146,230
3.60%, 08/12/27	3,543	3,509,623
4.40%, 10/15/27	3,050	3,075,120
4.50%, 01/07/27	1,340	1,351,375
4.50%, 01/08/27	2,390	2,408,383
4.60%, 11/15/27(a)	4,615	4,677,276
5.00%, 05/14/27(a)	3,823	3,898,830
CNH Industrial Capital LLC, 4.50%, 10/08/27	2,215	2,211,119
CNH Industrial NV, 3.85%, 11/15/27(a)	3,079	3,022,415
Ingersoll Rand Inc., 5.20%, 06/15/27	3,375	3,424,327
John Deere Capital Corp.
1.70%, 01/11/27	2,501	2,406,840
1.75%, 03/09/27(a)	2,707	2,598,278
2.35%, 03/08/27(a)	2,660	2,580,343
2.80%, 09/08/27	1,899	1,845,126
4.15%, 09/15/27	5,170	5,185,978
4.20%, 07/15/27(a)	3,645	3,663,043
4.50%, 01/08/27(a)	4,899	4,940,043
4.85%, 03/05/27	2,570	2,611,185
4.90%, 06/11/27(a)	3,775	3,841,429
Otis Worldwide Corp., 2.29%, 04/05/27(a)	2,761	2,658,214
		68,340,661
Manufacturing — 0.8%
3M Co., 2.88%, 10/15/27(a)	4,404	4,262,217
Carlisle Companies Inc., 3.75%, 12/01/27	3,385	3,312,589
Eaton Corp., 3.10%, 09/15/27(a)	3,786	3,704,947
Parker-Hannifin Corp.
3.25%, 03/01/27(a)	3,626	3,569,458
4.25%, 09/15/27(a)	7,043	7,050,432
Textron Inc., 3.65%, 03/15/27	2,164	2,126,979
		24,026,622
Media — 1.2%
Comcast Corp.
2.35%, 01/15/27	7,511	7,296,126
3.30%, 02/01/27	6,718	6,628,863
3.30%, 04/01/27	4,409	4,344,400
5.35%, 11/15/27	3,905	4,023,560
FactSet Research Systems Inc., 2.90%, 03/01/27	3,015	2,909,557
Security	Par (000)	Value
Media (continued)
Paramount Global, 2.90%, 01/15/27	$1,623	$1,575,389
TWDC Enterprises 18 Corp., 2.95%, 06/15/27(a)	5,711	5,592,344
Walt Disney Co. (The), 3.70%, 03/23/27(a)	2,988	2,974,700
		35,344,939
Mining — 0.3%
Freeport-McMoRan Inc., 5.00%, 09/01/27(a)	2,482	2,485,853
Kinross Gold Corp., 4.50%, 07/15/27(a)	2,919	2,909,995
Rio Tinto Finance USA PLC, 4.38%, 03/12/27(a)	2,210	2,221,754
		7,617,602
Oil & Gas — 3.0%
BP Capital Markets America Inc.
3.02%, 01/16/27	4,921	4,822,438
3.54%, 04/06/27(a)	2,621	2,592,319
3.59%, 04/14/27(a)	3,467	3,426,805
5.02%, 11/17/27(a)	5,585	5,691,945
BP Capital Markets PLC, 3.28%, 09/19/27	7,937	7,766,073
Canadian Natural Resources Ltd., 3.85%, 06/01/27	7,208	7,112,773
Cenovus Energy Inc., 4.25%, 04/15/27	2,231	2,224,729
Chevron Corp., 2.00%, 05/11/27	5,807	5,587,442
Chevron USA Inc.
1.02%, 08/12/27(a)	4,516	4,229,475
4.41%, 02/26/27(a)	1,520	1,533,605
Coterra Energy Inc., 3.90%, 05/15/27	4,024	3,965,557
Devon Energy Corp., 5.25%, 10/15/27	2,153	2,156,765
Diamondback Energy Inc., 5.20%, 04/18/27	4,865	4,938,380
Eni USA Inc., 7.30%, 11/15/27	2,297	2,444,293
EQT Corp.
3.90%, 10/01/27	6,431	6,314,703
6.50%, 07/01/27(b)	1,500	1,524,919
7.50%, 06/01/27(b)	70	71,150
Exxon Mobil Corp., 3.29%, 03/19/27(a)	4,438	4,392,107
Helmerich & Payne Inc., 4.65%, 12/01/27(a)(b)	1,160	1,152,251
Hess Corp., 4.30%, 04/01/27(a)	5,807	5,795,268
Occidental Petroleum Corp.
5.00%, 08/01/27	3,525	3,525,613
8.50%, 07/15/27(a)	2,810	2,974,382
Phillips 66 Co., 4.95%, 12/01/27	4,433	4,490,507
Valero Energy Corp., 2.15%, 09/15/27(a)	3,275	3,107,741
		91,841,240
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 3.34%, 12/15/27	7,606	7,451,051
Packaging & Containers — 0.3%
Berry Global Inc., 1.65%, 01/15/27(a)	2,535	2,405,236
Packaging Corp. of America, 3.40%, 12/15/27	3,046	2,984,655
Sonoco Products Co., 2.25%, 02/01/27(a)	1,844	1,768,385
WRKCo Inc., 3.38%, 09/15/27	2,744	2,669,577
		9,827,853
Pharmaceuticals — 4.7%
AbbVie Inc., 4.80%, 03/15/27(a)	12,650	12,814,059
Astrazeneca Finance LLC, 4.80%, 02/26/27	7,045	7,136,858
AstraZeneca PLC, 3.13%, 06/12/27	4,344	4,265,115
Becton Dickinson & Co., 3.70%, 06/06/27	9,549	9,438,632
Bristol-Myers Squibb Co.
1.13%, 11/13/27	5,514	5,142,182
3.25%, 02/27/27	3,530	3,485,946
3.45%, 11/15/27(a)	3,032	2,995,014
4.90%, 02/22/27	5,055	5,136,478
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
Cardinal Health Inc., 3.41%, 06/15/27	$6,247	$6,138,206
Cencora Inc.
3.45%, 12/15/27	4,124	4,034,054
4.63%, 12/15/27(a)	2,070	2,084,942
CVS Health Corp.
1.30%, 08/21/27	12,322	11,453,094
3.63%, 04/01/27	4,363	4,291,368
6.25%, 06/01/27(a)	2,146	2,222,126
Eli Lilly & Co.
3.10%, 05/15/27	2,438	2,398,943
4.15%, 08/14/27	4,250	4,278,846
4.50%, 02/09/27	5,092	5,142,739
5.50%, 03/15/27	1,637	1,683,161
GlaxoSmithKline Capital PLC, 4.32%, 03/12/27(a)	2,140	2,157,978
Johnson & Johnson
0.95%, 09/01/27	7,602	7,124,267
2.95%, 03/03/27	5,189	5,113,383
4.50%, 03/01/27(a)	4,345	4,402,973
Merck & Co. Inc., 1.70%, 06/10/27	8,451	8,077,588
Novartis Capital Corp.
2.00%, 02/14/27(a)	6,620	6,404,549
3.10%, 05/17/27(a)	5,503	5,421,765
Viatris Inc., 2.30%, 06/22/27	4,200	3,956,497
Zoetis Inc., 3.00%, 09/12/27	4,101	3,989,130
		140,789,893
Pipelines — 3.3%
Boardwalk Pipelines LP, 4.45%, 07/15/27	2,819	2,817,890
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	6,666	6,740,158
DCP Midstream Operating LP, 5.63%, 07/15/27(a)	2,895	2,946,642
Enbridge Inc.
3.70%, 07/15/27(a)	3,604	3,551,865
5.25%, 04/05/27(a)	3,865	3,923,563
Energy Transfer LP
4.00%, 10/01/27	4,213	4,158,492
4.20%, 04/15/27	3,391	3,366,064
4.40%, 03/15/27	3,945	3,932,239
5.50%, 06/01/27	5,106	5,188,623
Enterprise Products Operating LLC
3.95%, 02/15/27(a)	3,413	3,398,856
4.60%, 01/11/27	5,533	5,571,908
MPLX LP
4.13%, 03/01/27	7,107	7,054,389
4.25%, 12/01/27	4,051	4,024,980
Northwest Pipeline LLC, 4.00%, 04/01/27	2,866	2,842,887
ONEOK Inc.
4.00%, 07/13/27	2,858	2,823,136
4.25%, 09/24/27	5,300	5,268,909
Sabine Pass Liquefaction LLC, 5.00%, 03/15/27	8,484	8,544,409
South Bow USA Infrastructure Holdings LLC, 4.91%, 09/01/27(b)	4,100	4,120,444
Targa Resources Corp., 5.20%, 07/01/27	4,550	4,611,825
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.50%, 07/15/27(a)	3,425	3,438,588
TC PipeLines LP, 3.90%, 05/25/27	3,016	2,974,135
Tennessee Gas Pipeline Co. LLC, 7.00%, 03/15/27	1,523	1,584,837
Williams Companies Inc. (The), 3.75%, 06/15/27	7,994	7,874,210
		100,759,049
Security	Par (000)	Value
Real Estate Investment Trusts — 3.8%
Alexandria Real Estate Equities Inc., 3.95%, 01/15/27	$2,107	$2,092,873
American Tower Corp.
2.75%, 01/15/27	4,337	4,214,932
3.13%, 01/15/27	2,486	2,431,142
3.55%, 07/15/27	3,937	3,865,327
3.65%, 03/15/27	3,746	3,689,007
AvalonBay Communities Inc., 3.35%, 05/15/27	2,240	2,204,052
Boston Properties LP, 6.75%, 12/01/27	4,063	4,240,394
Brixmor Operating Partnership LP, 3.90%, 03/15/27	2,411	2,380,188
Crown Castle Inc.
2.90%, 03/15/27	4,240	4,112,144
3.65%, 09/01/27	5,595	5,472,035
4.00%, 03/01/27	2,858	2,828,396
Digital Realty Trust LP, 3.70%, 08/15/27	5,163	5,098,867
DOC DR LLC, 4.30%, 03/15/27	2,390	2,377,160
EPR Properties, 4.50%, 06/01/27	1,780	1,751,097
Equinix Inc., 1.80%, 07/15/27	2,648	2,501,689
ERP Operating LP, 3.25%, 08/01/27	2,412	2,353,052
Essex Portfolio LP, 3.63%, 05/01/27	2,015	1,983,557
Extra Space Storage LP, 3.88%, 12/15/27	2,535	2,503,357
Federal Realty OP LP, 3.25%, 07/15/27	2,571	2,497,381
Healthcare Realty Holdings LP, 3.75%, 07/01/27	2,716	2,656,843
Healthpeak OP LLC, 1.35%, 02/01/27(a)	2,811	2,658,416
Highwoods Realty LP, 3.88%, 03/01/27	920	899,282
Kimco Realty OP LLC, 3.80%, 04/01/27	2,518	2,486,253
Mid-America Apartments LP, 3.60%, 06/01/27	3,373	3,328,308
NNN REIT Inc., 3.50%, 10/15/27	2,241	2,182,631
Omega Healthcare Investors Inc., 4.50%, 04/01/27(a)	3,991	3,985,243
Prologis LP
2.13%, 04/15/27(a)	2,018	1,942,830
3.38%, 12/15/27(a)	2,491	2,441,968
Public Storage Operating Co., 3.09%, 09/15/27(a)	1,901	1,854,547
Realty Income Corp.
3.00%, 01/15/27	3,423	3,347,899
3.95%, 08/15/27(a)	3,546	3,515,779
Regency Centers LP, 3.60%, 02/01/27	2,451	2,422,019
Simon Property Group LP
1.38%, 01/15/27	2,996	2,852,684
3.38%, 06/15/27	4,036	3,966,669
3.38%, 12/01/27(a)	4,102	4,016,204
Tanger Properties LP, 3.88%, 07/15/27	1,440	1,416,720
UDR Inc., 3.50%, 07/01/27(a)	1,746	1,712,874
Ventas Realty LP, 3.85%, 04/01/27	2,200	2,176,681
Welltower OP LLC, 2.70%, 02/15/27	3,144	3,062,302
Weyerhaeuser Co., 6.95%, 10/01/27(a)	1,871	1,979,178
		113,501,980
Retail — 3.1%
AutoNation Inc., 3.80%, 11/15/27(a)	1,443	1,403,501
AutoZone Inc., 3.75%, 06/01/27	3,519	3,473,349
Costco Wholesale Corp.
1.38%, 06/20/27	6,843	6,505,772
3.00%, 05/18/27	5,565	5,474,726
Darden Restaurants Inc.
3.85%, 05/01/27(a)	2,924	2,887,771
4.35%, 10/15/27(a)	2,425	2,421,257
Dollar General Corp.
3.88%, 04/15/27	2,556	2,523,654
4.63%, 11/01/27(a)	2,500	2,505,262
Schedule of Investments
24

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Home Depot Inc. (The)
2.50%, 04/15/27	$4,485	$4,357,582
2.80%, 09/14/27	5,612	5,456,120
2.88%, 04/15/27(a)	4,514	4,421,062
4.88%, 06/25/27(a)	5,753	5,856,214
Lowe's Companies Inc.
3.10%, 05/03/27(a)	8,603	8,404,255
3.35%, 04/01/27	4,368	4,293,058
McDonald's Corp.
3.50%, 03/01/27(a)	5,225	5,160,523
3.50%, 07/01/27	5,759	5,681,593
O'Reilly Automotive Inc., 3.60%, 09/01/27	4,009	3,940,036
Starbucks Corp.
2.00%, 03/12/27	3,463	3,318,288
4.85%, 02/08/27	5,492	5,540,765
Target Corp., 1.95%, 01/15/27(a)	5,790	5,605,495
Walmart Inc.
4.10%, 04/28/27	2,480	2,495,099
5.88%, 04/05/27(a)	1,920	1,996,801
		93,722,183
Semiconductors — 2.8%
Analog Devices Inc., 3.45%, 06/15/27(a)	2,446	2,420,822
Applied Materials Inc., 3.30%, 04/01/27(a)	7,198	7,101,399
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 01/15/27	15,758	15,642,678
Broadcom Inc., 5.05%, 07/12/27(a)	7,525	7,644,302
Intel Corp.
3.15%, 05/11/27	5,708	5,542,690
3.75%, 03/25/27(a)	5,497	5,418,598
3.75%, 08/05/27	6,835	6,714,634
Micron Technology Inc., 4.19%, 02/15/27	5,240	5,249,252
NXP BV/NXP Funding LLC/NXP USA Inc.
3.15%, 05/01/27	2,814	2,739,089
4.40%, 06/01/27(a)	2,754	2,750,116
Qualcomm Inc., 3.25%, 05/20/27	11,170	10,989,752
Texas Instruments Inc.
2.90%, 11/03/27	3,004	2,927,816
4.60%, 02/08/27	2,500	2,529,378
TSMC Arizona Corp., 3.88%, 04/22/27	5,927	5,881,655
		83,552,181
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 3.48%, 12/01/27	3,431	3,331,092
Software — 3.4%
Adobe Inc.
2.15%, 02/01/27	4,784	4,641,747
4.85%, 04/04/27	2,950	3,002,416
Autodesk Inc., 3.50%, 06/15/27(a)	2,822	2,778,884
Cadence Design Systems Inc., 4.20%, 09/10/27	2,483	2,481,545
Fiserv Inc.
2.25%, 06/01/27	5,631	5,390,677
5.15%, 03/15/27	4,340	4,389,254
Intuit Inc., 1.35%, 07/15/27	2,722	2,573,126
Microsoft Corp.
3.30%, 02/06/27	20,137	19,973,425
3.40%, 06/15/27(a)	2,324	2,310,260
Oracle Corp.
2.80%, 04/01/27	12,308	11,972,516
3.25%, 11/15/27	14,883	14,506,418
Roper Technologies Inc., 1.40%, 09/15/27	4,215	3,929,375
Synopsys Inc., 4.55%, 04/01/27(a)	5,910	5,942,854
Security	Par (000)	Value
Software (continued)
Take-Two Interactive Software Inc., 3.70%, 04/14/27	$3,460	$3,415,274
VMware LLC
3.90%, 08/21/27	6,691	6,589,411
4.65%, 05/15/27	3,135	3,138,184
Workday Inc., 3.50%, 04/01/27	5,480	5,383,303
		102,418,669
Telecommunications — 3.4%
AT&T Inc.
2.30%, 06/01/27(a)	13,564	13,038,887
3.80%, 02/15/27	4,312	4,274,111
4.25%, 03/01/27	8,196	8,187,579
Cisco Systems Inc., 4.80%, 02/26/27	11,038	11,211,961
Nokia OYJ, 4.38%, 06/12/27(a)	2,935	2,896,101
Rogers Communications Inc., 3.20%, 03/15/27	7,625	7,457,703
Telefonica Emisiones SA, 4.10%, 03/08/27	7,239	7,194,837
TELUS Corp.
2.80%, 02/16/27(a)	3,280	3,188,833
3.70%, 09/15/27	2,748	2,709,910
T-Mobile USA Inc.
3.75%, 04/15/27	22,005	21,769,788
5.38%, 04/15/27(a)	2,740	2,740,937
Verizon Communications Inc.
3.00%, 03/22/27(a)	3,845	3,754,625
4.13%, 03/16/27(a)	15,492	15,481,749
		103,907,021
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.50%, 09/15/27	2,764	2,689,951
Transportation — 1.1%
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27(a)	2,845	2,809,228
CSX Corp., 3.25%, 06/01/27	4,060	3,985,597
Norfolk Southern Corp.
3.15%, 06/01/27(a)	1,764	1,724,715
7.80%, 05/15/27	1,797	1,920,347
Ryder System Inc.
2.85%, 03/01/27	2,660	2,579,274
4.30%, 06/15/27	1,745	1,734,492
5.30%, 03/15/27	2,270	2,300,443
Union Pacific Corp.
2.15%, 02/05/27	2,298	2,221,243
3.00%, 04/15/27	3,147	3,082,172
United Parcel Service Inc., 3.05%, 11/15/27(a)	5,886	5,745,723
Walmart Inc., 3.95%, 09/09/27	5,341	5,355,846
		33,459,080
Trucking & Leasing — 0.1%
GATX Corp.
3.85%, 03/30/27(a)	1,871	1,844,738
5.40%, 03/15/27	1,765	1,789,927
		3,634,665
Venture Capital — 0.1%
Hercules Capital Inc., 3.38%, 01/20/27(a)	1,995	1,915,770
Water — 0.2%
American Water Capital Corp., 2.95%, 09/01/27(a)	3,163	3,073,920
Essential Utilities Inc., 4.80%, 08/15/27	2,710	2,729,394
		5,803,314
Total Long-Term Investments — 98.7% (Cost: $2,962,706,178)		2,974,719,729
25
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2027 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 5.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(c)(d)(e)	167,009,086	$167,075,890
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	7,860,000	7,860,000
Total Short-Term Securities — 5.8% (Cost: $174,911,899)		174,935,890
Total Investments — 104.5% (Cost: $3,137,618,077)		3,149,655,619
Liabilities in Excess of Other Assets — (4.5)%		(135,368,125)
Net Assets — 100.0%		$3,014,287,494

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$180,798,163	$—	$(13,682,460)(a)	$8,169	$(47,982)	$167,075,890	167,009,086	$169,742 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,550,000	4,310,000 (a)	—	—	—	7,860,000	7,860,000	140,566	—
				$8,169	$(47,982)	$174,935,890		$310,308	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,974,719,729	$—	$2,974,719,729
Short-Term Securities
Money Market Funds	174,935,890	—	—	174,935,890
	$174,935,890	$2,974,719,729	$—	$3,149,655,619
See notes to financial statements.
Schedule of Investments
26

Schedule of Investments (unaudited)
April 30, 2025
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.1%
Interpublic Group of Companies Inc. (The), 4.65%, 10/01/28	$3,211	$3,224,114
Aerospace & Defense — 2.2%
Boeing Co. (The)
3.25%, 02/01/28	6,186	5,956,200
3.25%, 03/01/28	2,011	1,926,167
3.45%, 11/01/28	2,141	2,045,933
General Dynamics Corp., 3.75%, 05/15/28	6,240	6,182,044
HEICO Corp., 5.25%, 08/01/28	3,230	3,295,391
Howmet Aerospace Inc., 6.75%, 01/15/28(a)	2,013	2,119,502
L3Harris Technologies Inc., 4.40%, 06/15/28	9,809	9,781,098
Lockheed Martin Corp., 4.45%, 05/15/28	3,615	3,651,104
Northrop Grumman Corp., 3.25%, 01/15/28	11,109	10,811,428
RTX Corp., 4.13%, 11/16/28	15,567	15,442,553
		61,211,420
Agriculture — 1.5%
Altria Group Inc.
4.88%, 02/04/28(a)	1,265	1,279,285
6.20%, 11/01/28	2,866	3,024,125
BAT Capital Corp., 2.26%, 03/25/28	10,008	9,410,748
BAT International Finance PLC, 4.45%, 03/16/28(a)	5,841	5,842,227
Bunge Ltd. Finance Corp., 4.10%, 01/07/28	2,605	2,583,835
Philip Morris International Inc.
3.13%, 03/02/28(a)	2,474	2,404,619
4.13%, 04/28/28	3,105	3,100,171
4.88%, 02/15/28	9,040	9,201,252
5.25%, 09/07/28	3,675	3,786,651
		40,632,913
Airlines — 0.5%
American Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.58%, 07/15/29	1,392	1,336,548
Series 2016-2, Class AA, 3.20%, 12/15/29	1,801	1,705,394
Series 2016-3, Class AA, 3.00%, 04/15/30(a)	1,747	1,637,845
Delta Air Lines Inc., 4.38%, 04/19/28	3,210	3,152,854
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29(a)	2,436	2,282,489
United Airlines Pass-Through Trust
Series 2016-1, Class AA, 3.10%, 01/07/30	1,963	1,855,916
Series 2016-2, Class AA, 2.88%, 04/07/30	1,870	1,741,978
		13,713,024
Auto Manufacturers — 3.9%
American Honda Finance Corp.
2.00%, 03/24/28	3,959	3,708,605
3.50%, 02/15/28	2,625	2,565,782
4.55%, 03/03/28	2,475	2,488,859
4.70%, 01/12/28	2,895	2,920,279
5.13%, 07/07/28(a)	4,255	4,345,701
5.65%, 11/15/28	4,453	4,628,056
Ford Motor Co., 6.63%, 10/01/28(a)	2,399	2,480,342
Ford Motor Credit Co. LLC
2.90%, 02/16/28	4,138	3,789,412
5.92%, 03/20/28(a)	4,085	4,059,303
6.80%, 05/12/28	8,185	8,308,177
6.80%, 11/07/28	8,190	8,352,958
General Motors Co., 5.00%, 10/01/28(a)	4,207	4,211,685
General Motors Financial Co. Inc.
2.40%, 04/10/28	5,533	5,141,816
2.40%, 10/15/28	5,613	5,143,798
Security	Par (000)	Value
Auto Manufacturers (continued)
3.85%, 01/05/28	$2,262	$2,194,746
5.05%, 04/04/28	4,265	4,277,429
5.80%, 06/23/28(a)	7,565	7,719,558
6.00%, 01/09/28(a)	5,346	5,477,662
PACCAR Financial Corp.
4.55%, 03/03/28	2,895	2,934,350
4.60%, 01/10/28(a)	1,328	1,347,767
4.95%, 08/10/28	1,940	1,986,309
Toyota Motor Corp.
3.67%, 07/20/28(a)	1,559	1,544,314
5.12%, 07/13/28	2,626	2,692,207
Toyota Motor Credit Corp.
1.90%, 04/06/28	3,881	3,640,427
3.05%, 01/11/28	2,641	2,566,342
4.63%, 01/12/28	5,785	5,848,184
5.25%, 09/11/28	4,415	4,552,611
		108,926,679
Banks — 12.8%
Banco Santander SA
3.80%, 02/23/28	5,621	5,492,983
4.38%, 04/12/28	6,845	6,797,044
5.59%, 08/08/28	8,540	8,800,477
6.61%, 11/07/28	6,930	7,390,417
Bank of Montreal
5.20%, 02/01/28	6,806	6,955,603
5.72%, 09/25/28	6,090	6,339,000
Bank of New York Mellon Corp. (The)
1.65%, 07/14/28	2,085	1,932,611
3.00%, 10/30/28	3,244	3,096,959
3.40%, 01/29/28	4,326	4,245,521
3.85%, 04/28/28(a)	4,824	4,802,643
Bank of Nova Scotia (The), 5.25%, 06/12/28	4,120	4,233,919
Barclays PLC
4.34%, 01/10/28	6,935	6,886,657
4.84%, 05/09/28(a)	11,365	11,339,356
Canadian Imperial Bank of Commerce
5.00%, 04/28/28	5,910	6,028,373
5.99%, 10/03/28	4,190	4,391,095
Citibank NA, 5.80%, 09/29/28(a)	13,835	14,479,434
Citigroup Inc.
4.13%, 07/25/28	11,701	11,562,901
6.63%, 01/15/28	2,110	2,235,691
Commonwealth Bank of Australia/New York, 4.42%, 03/14/28	2,080	2,100,980
Cooperatieve Rabobank UA/NY, 4.88%, 01/21/28	1,207	1,229,701
Discover Bank, 4.65%, 09/13/28	4,949	4,936,823
Fifth Third Bancorp, 3.95%, 03/14/28(a)	3,559	3,509,830
First-Citizens Bank & Trust Co., 6.13%, 03/09/28(a)	2,470	2,550,191
ING Groep NV, 4.55%, 10/02/28	7,375	7,371,839
KeyBank NA/Cleveland OH, 6.95%, 02/01/28	1,340	1,417,049
KeyCorp, 4.10%, 04/30/28(a)	4,558	4,495,200
Lloyds Banking Group PLC
4.38%, 03/22/28	8,625	8,603,236
4.55%, 08/16/28	7,105	7,095,684
Manufacturers & Traders Trust Co., 4.70%, 01/27/28	6,060	6,081,504
Mitsubishi UFJ Financial Group Inc.
3.96%, 03/02/28(a)	6,646	6,580,484
4.05%, 09/11/28(a)	5,393	5,340,133
Mizuho Financial Group Inc., 4.02%, 03/05/28	6,564	6,500,260
Morgan Stanley, 3.59%, 07/22/28(b)	15,143	14,818,183
27
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
National Australia Bank Ltd./New York
4.90%, 06/13/28(a)	$6,340	$6,483,683
4.94%, 01/12/28	5,898	6,017,184
Northern Trust Corp., 3.65%, 08/03/28(a)	3,097	3,049,061
PNC Bank NA
3.25%, 01/22/28	4,275	4,163,274
4.05%, 07/26/28	6,810	6,705,211
Regions Financial Corp., 1.80%, 08/12/28	4,120	3,758,310
Royal Bank of Canada
4.90%, 01/12/28(a)	4,055	4,123,921
5.20%, 08/01/28(a)	5,590	5,738,742
State Street Corp., 4.54%, 02/28/28(a)	5,075	5,128,230
Sumitomo Mitsui Financial Group Inc.
1.90%, 09/17/28	10,871	10,021,075
3.54%, 01/17/28	3,696	3,623,015
3.94%, 07/19/28	3,866	3,822,658
4.31%, 10/16/28(a)	3,460	3,451,409
5.52%, 01/13/28	9,949	10,244,533
5.72%, 09/14/28	5,950	6,183,925
5.80%, 07/13/28	4,230	4,403,184
Synovus Bank, 5.63%, 02/15/28	2,185	2,192,322
Toronto-Dominion Bank (The)
4.86%, 01/31/28	4,390	4,451,947
5.16%, 01/10/28	7,578	7,736,542
5.52%, 07/17/28	8,310	8,607,907
U.S. Bancorp, 3.90%, 04/26/28	5,450	5,415,896
UBS AG/London, 5.65%, 09/11/28	8,905	9,255,079
UBS AG/Stamford CT, 7.50%, 02/15/28	13,604	14,717,269
Westpac Banking Corp.
1.95%, 11/20/28	7,168	6,652,353
3.40%, 01/25/28(a)	5,446	5,352,482
5.54%, 11/17/28	7,125	7,451,754
		358,392,747
Beverages — 1.7%
Anheuser-Busch InBev Worldwide Inc., 4.00%, 04/13/28(a)	9,378	9,410,883
Coca-Cola Co. (The)
1.00%, 03/15/28(a)	6,654	6,160,368
1.50%, 03/05/28(a)	4,042	3,791,489
Constellation Brands Inc.
3.60%, 02/15/28(a)	3,789	3,695,537
4.65%, 11/15/28(a)	3,450	3,458,947
Diageo Capital PLC, 3.88%, 05/18/28	2,350	2,323,843
Keurig Dr Pepper Inc.
4.35%, 05/15/28	1,975	1,979,617
4.60%, 05/25/28	6,230	6,260,243
PepsiCo Inc.
3.60%, 02/18/28	4,827	4,790,176
4.45%, 02/07/28	3,500	3,542,413
4.45%, 05/15/28	2,290	2,324,900
		47,738,416
Biotechnology — 1.0%
Amgen Inc.
1.65%, 08/15/28	6,780	6,230,240
5.15%, 03/02/28	19,735	20,166,318
		26,396,558
Building Materials — 0.5%
Holcim Finance U.S. LLC, 4.70%, 04/07/28(c)	1,080	1,087,548
Lennox International Inc., 5.50%, 09/15/28	3,155	3,239,200
Masco Corp., 1.50%, 02/15/28	3,650	3,352,565
Security	Par (000)	Value
Building Materials (continued)
Mohawk Industries Inc., 5.85%, 09/18/28(a)	$1,795	$1,860,094
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28	3,062	3,009,354
		12,548,761
Chemicals — 1.3%
Dow Chemical Co. (The), 4.80%, 11/30/28	3,260	3,295,575
DuPont de Nemours Inc., 4.73%, 11/15/28	11,674	11,792,194
Eastman Chemical Co., 4.50%, 12/01/28	2,969	2,955,986
Ecolab Inc., 5.25%, 01/15/28(a)	2,640	2,725,361
International Flavors & Fragrances Inc., 4.45%, 09/26/28	2,767	2,752,685
Mosaic Co. (The), 5.38%, 11/15/28	1,730	1,769,514
Nutrien Ltd., 4.90%, 03/27/28	4,305	4,366,475
PPG Industries Inc., 3.75%, 03/15/28	4,327	4,259,793
Sherwin-Williams Co. (The), 4.55%, 03/01/28(a)	2,463	2,475,815
		36,393,398
Commercial Services — 0.9%
Automatic Data Processing Inc., 1.70%, 05/15/28	5,637	5,272,071
Block Financial LLC, 2.50%, 07/15/28(a)	2,840	2,640,260
Cintas Corp. No. 2, 4.20%, 05/01/28	2,175	2,182,290
Equifax Inc., 5.10%, 06/01/28	4,315	4,385,327
Global Payments Inc., 4.45%, 06/01/28	2,778	2,754,744
Moody's Corp., 3.25%, 01/15/28	2,630	2,569,116
PayPal Holdings Inc., 4.45%, 03/06/28	655	662,251
S&P Global Inc., 4.75%, 08/01/28	3,555	3,610,068
UL Solutions Inc., 6.50%, 10/20/28(a)(c)	1,955	2,056,588
		26,132,715
Computers — 2.3%
Apple Inc.
1.20%, 02/08/28	12,034	11,200,862
1.40%, 08/05/28	10,490	9,701,122
4.00%, 05/10/28(a)	7,285	7,341,478
Dell Inc., 7.10%, 04/15/28(a)	1,850	1,971,882
Dell International LLC/EMC Corp.
4.75%, 04/01/28	1,585	1,597,628
5.25%, 02/01/28(a)	6,205	6,335,062
DXC Technology Co., 2.38%, 09/15/28	4,002	3,666,373
Hewlett Packard Enterprise Co., 5.25%, 07/01/28(a)	3,550	3,624,713
HP Inc., 4.75%, 01/15/28	4,814	4,831,955
International Business Machines Corp.
4.50%, 02/06/28	5,660	5,710,229
4.65%, 02/10/28(a)	4,068	4,116,766
6.50%, 01/15/28	1,667	1,763,560
Kyndryl Holdings Inc., 2.70%, 10/15/28	2,592	2,422,439
		64,284,069
Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co., 4.60%, 03/01/28(a)	1,520	1,555,340
Estee Lauder Companies Inc. (The), 4.38%, 05/15/28	4,785	4,795,542
Kenvue Inc., 5.05%, 03/22/28	4,930	5,072,616
Procter & Gamble Co. (The), 3.95%, 01/26/28(a)	2,870	2,894,413
Unilever Capital Corp.
3.50%, 03/22/28	6,752	6,662,892
4.88%, 09/08/28	3,585	3,682,583
		24,663,386
Distribution & Wholesale — 0.1%
LKQ Corp., 5.75%, 06/15/28	3,620	3,698,099
Schedule of Investments
28

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services — 4.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/28(a)	$20,650	$19,495,046
3.88%, 01/23/28	3,062	2,996,407
4.88%, 04/01/28	4,024	4,043,007
5.75%, 06/06/28(a)	5,580	5,743,828
Air Lease Corp.
2.10%, 09/01/28	2,934	2,702,636
4.63%, 10/01/28	2,894	2,893,540
5.30%, 02/01/28	3,725	3,789,789
Ally Financial Inc., 2.20%, 11/02/28(a)	4,407	3,996,067
Ameriprise Financial Inc., 5.70%, 12/15/28(a)	3,485	3,649,617
Ares Management Corp., 6.38%, 11/10/28(a)	2,357	2,489,132
BGC Group Inc., 8.00%, 05/25/28	1,995	2,113,254
Brookfield Finance Inc., 3.90%, 01/25/28	5,878	5,781,531
Capital One Financial Corp., 3.80%, 01/31/28	7,817	7,666,169
Charles Schwab Corp. (The)
2.00%, 03/20/28	6,774	6,377,255
3.20%, 01/25/28(a)	3,703	3,608,953
CME Group Inc., 3.75%, 06/15/28(a)	2,751	2,732,840
Intercontinental Exchange Inc.
3.63%, 09/01/28	5,585	5,472,514
3.75%, 09/21/28(a)	3,382	3,324,035
Jefferies Financial Group Inc., 5.88%, 07/21/28	5,968	6,127,567
Lazard Group LLC, 4.50%, 09/19/28	3,131	3,094,184
LPL Holdings Inc.
4.90%, 04/03/28(a)	690	693,178
6.75%, 11/17/28(a)	4,239	4,506,360
Mastercard Inc.
3.50%, 02/26/28	2,294	2,268,744
4.10%, 01/15/28	3,240	3,257,578
4.55%, 03/15/28(a)	1,090	1,106,570
4.88%, 03/09/28	3,525	3,611,842
Nasdaq Inc., 5.35%, 06/28/28	5,006	5,141,371
Nomura Holdings Inc.
2.17%, 07/14/28(a)	5,748	5,319,217
5.84%, 01/18/28	2,837	2,918,854
6.07%, 07/12/28	5,156	5,363,308
		132,284,393
Electric — 8.4%
AEP Texas Inc., 3.95%, 06/01/28	2,723	2,671,967
AES Corp. (The), 5.45%, 06/01/28(a)	5,460	5,544,051
Ameren Corp., 1.75%, 03/15/28(a)	2,811	2,606,525
Ameren Illinois Co., 3.80%, 05/15/28(a)	2,358	2,341,543
American Electric Power Co. Inc., Series J, 4.30%, 12/01/28(a)	3,693	3,665,912
Atlantic City Electric Co., 4.00%, 10/15/28(a)	1,594	1,584,336
Berkshire Hathaway Energy Co., 3.25%, 04/15/28	4,058	3,963,171
Black Hills Corp., 5.95%, 03/15/28(a)	1,870	1,942,024
CenterPoint Energy Houston Electric LLC, 5.20%, 10/01/28(a)	1,480	1,525,964
Commonwealth Edison Co., 3.70%, 08/15/28	3,280	3,233,627
Consolidated Edison Co. of New York Inc.
3.80%, 05/15/28(a)	1,646	1,626,735
Series D, 4.00%, 12/01/28(a)	2,665	2,649,906
Constellation Energy Generation LLC, 5.60%, 03/01/28(a)	4,015	4,141,121
Consumers Energy Co.
3.80%, 11/15/28	1,846	1,824,336
4.65%, 03/01/28(a)	1,966	1,993,145
Dominion Energy Inc., 4.25%, 06/01/28	3,141	3,131,343
Security	Par (000)	Value
Electric (continued)
DTE Electric Co., Series A, 1.90%, 04/01/28(a)	$3,776	$3,552,238
DTE Energy Co., 4.88%, 06/01/28	4,600	4,645,232
Duke Energy Carolinas LLC
3.95%, 11/15/28	3,414	3,386,624
Series A, 6.00%, 12/01/28	915	963,814
Duke Energy Corp., 4.30%, 03/15/28	5,880	5,877,769
Duke Energy Florida LLC, 3.80%, 07/15/28	3,092	3,053,426
Duke Energy Progress LLC, 3.70%, 09/01/28(a)	2,537	2,498,091
Edison International
4.13%, 03/15/28(a)	3,216	3,105,557
5.25%, 11/15/28(a)	3,350	3,321,560
Enel Chile SA, 4.88%, 06/12/28	4,381	4,359,705
Entergy Arkansas LLC, 4.00%, 06/01/28(a)	1,992	1,982,944
Entergy Corp., 1.90%, 06/15/28	3,751	3,490,134
Entergy Louisiana LLC, 3.25%, 04/01/28	2,531	2,463,601
Entergy Mississippi LLC, 2.85%, 06/01/28(a)	2,280	2,185,753
Evergy Kansas Central Inc., 4.70%, 03/13/28(a)	505	510,572
Eversource Energy
5.45%, 03/01/28	7,590	7,777,389
Series M, 3.30%, 01/15/28(a)	2,690	2,602,623
Exelon Corp., 5.15%, 03/15/28	5,975	6,097,713
Florida Power & Light Co.
4.40%, 05/15/28	3,670	3,700,122
5.05%, 04/01/28	5,185	5,321,510
Georgia Power Co., 4.65%, 05/16/28(a)	4,690	4,742,852
Indiana Michigan Power Co., 3.85%, 05/15/28	1,626	1,599,553
Interstate Power & Light Co., 4.10%, 09/26/28	3,360	3,328,589
Mississippi Power Co., 3.95%, 03/30/28	1,485	1,470,473
National Grid PLC, 5.60%, 06/12/28	3,840	3,959,109
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/28	3,774	3,691,133
3.90%, 11/01/28(a)	2,328	2,291,215
4.75%, 02/07/28	930	943,890
4.80%, 03/15/28(a)	3,222	3,277,532
5.05%, 09/15/28	2,075	2,122,680
NextEra Energy Capital Holdings Inc.
1.90%, 06/15/28	8,145	7,559,732
4.85%, 02/04/28	3,505	3,559,559
4.90%, 02/28/28	6,855	6,953,915
Oklahoma Gas & Electric Co., 3.80%, 08/15/28	1,946	1,920,516
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28	3,590	3,526,980
4.30%, 05/15/28(a)	1,865	1,871,400
Pacific Gas and Electric Co.
3.00%, 06/15/28	4,817	4,561,340
3.75%, 07/01/28	4,692	4,544,676
4.65%, 08/01/28	1,658	1,649,198
Public Service Co. of Colorado, 3.70%, 06/15/28	1,695	1,669,028
Public Service Electric & Gas Co.
3.65%, 09/01/28	1,660	1,633,580
3.70%, 05/01/28	1,410	1,392,307
Public Service Enterprise Group Inc., 5.88%, 10/15/28	3,360	3,506,945
Puget Energy Inc., 2.38%, 06/15/28	2,747	2,577,724
San Diego Gas & Electric Co., 4.95%, 08/15/28(a)	4,005	4,083,449
Sempra, 3.40%, 02/01/28	5,600	5,439,038
Southern California Edison Co.
5.30%, 03/01/28	4,350	4,409,655
5.65%, 10/01/28	2,965	3,046,165
Series B, 3.65%, 03/01/28	1,856	1,807,046
29
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Southern Co. (The)
4.85%, 06/15/28	$4,686	$4,760,204
Series 21-B, 1.75%, 03/15/28	2,285	2,126,076
Southwestern Electric Power Co., Series M, 4.10%, 09/15/28	3,078	3,028,661
System Energy Resources Inc., 6.00%, 04/15/28(a)	1,705	1,770,231
Virginia Electric & Power Co., Series A, 3.80%, 04/01/28	4,077	4,033,660
WEC Energy Group Inc.
2.20%, 12/15/28	2,794	2,584,259
4.75%, 01/15/28(a)	3,364	3,401,753
Wisconsin Electric Power Co., 1.70%, 06/15/28(a)	610	566,307
Xcel Energy Inc.
4.00%, 06/15/28(a)	4,150	4,091,966
4.75%, 03/21/28	1,580	1,593,140
		236,437,619
Electronics — 1.0%
Arrow Electronics Inc., 3.88%, 01/12/28(a)	3,136	3,068,146
Avnet Inc., 6.25%, 03/15/28	3,053	3,150,700
Flex Ltd., 6.00%, 01/15/28	2,360	2,412,100
Honeywell International Inc., 4.95%, 02/15/28	2,839	2,901,083
Hubbell Inc., 3.50%, 02/15/28	3,020	2,940,196
Jabil Inc., 3.95%, 01/12/28(a)	2,759	2,707,235
TD SYNNEX Corp., 2.38%, 08/09/28(a)	2,630	2,428,181
Trimble Inc., 4.90%, 06/15/28	3,894	3,918,715
Vontier Corp., 2.40%, 04/01/28	3,013	2,817,959
		26,344,315
Engineering & Construction — 0.1%
Jacobs Engineering Group Inc., 6.35%, 08/18/28	3,191	3,333,738
Environmental Control — 0.7%
Republic Services Inc., 3.95%, 05/15/28	4,628	4,600,521
Veralto Corp., 5.35%, 09/18/28(a)	3,855	3,977,852
Waste Connections Inc., 4.25%, 12/01/28	3,328	3,326,308
Waste Management Inc.
1.15%, 03/15/28(a)	2,937	2,709,422
4.50%, 03/15/28	5,640	5,710,481
		20,324,584
Food — 1.8%
Conagra Brands Inc.
4.85%, 11/01/28	7,501	7,546,004
7.00%, 10/01/28	2,362	2,532,181
General Mills Inc.
4.20%, 04/17/28	8,212	8,188,765
5.50%, 10/17/28	2,565	2,652,205
Hershey Co. (The)
4.25%, 05/04/28(a)	1,773	1,789,316
4.55%, 02/24/28(a)	1,175	1,195,760
Hormel Foods Corp., 1.70%, 06/03/28	4,690	4,366,437
J.M. Smucker Co. (The), 5.90%, 11/15/28	4,365	4,580,851
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 5.13%, 02/01/28	4,842	4,905,294
Kellanova, 4.30%, 05/15/28(a)	3,347	3,354,956
Mondelez International Inc., 4.13%, 05/07/28(a)	2,325	2,317,230
The Campbell's Co., 4.15%, 03/15/28	5,488	5,453,276
		48,882,275
Forest Products & Paper — 0.1%
Suzano Austria GmbH, 2.50%, 09/15/28	2,720	2,502,085
Security	Par (000)	Value
Gas — 0.6%
CenterPoint Energy Resources Corp.
4.00%, 04/01/28	$1,645	$1,633,812
5.25%, 03/01/28(a)	5,050	5,181,608
National Fuel Gas Co., 4.75%, 09/01/28(a)	1,197	1,191,242
NiSource Inc., 5.25%, 03/30/28(a)	6,034	6,169,492
Southwest Gas Corp.
3.70%, 04/01/28(a)	1,398	1,366,606
5.45%, 03/23/28	1,895	1,939,142
		17,481,902
Hand & Machine Tools — 0.5%
Kennametal Inc., 4.63%, 06/15/28	1,226	1,223,685
Regal Rexnord Corp., 6.05%, 04/15/28(a)	6,845	7,017,129
Stanley Black & Decker Inc.
4.25%, 11/15/28(a)	3,021	2,977,587
6.00%, 03/06/28	2,113	2,193,473
		13,411,874
Health Care - Products — 1.5%
Abbott Laboratories, 1.15%, 01/30/28(a)	3,455	3,229,178
Baxter International Inc., 2.27%, 12/01/28	7,405	6,829,662
Boston Scientific Corp., 4.00%, 03/01/28(a)	1,805	1,798,057
Edwards Lifesciences Corp., 4.30%, 06/15/28	3,602	3,573,243
Medtronic Global Holdings SCA, 4.25%, 03/30/28	6,255	6,286,868
Revvity Inc., 1.90%, 09/15/28	2,925	2,681,568
Stryker Corp.
3.65%, 03/07/28	3,470	3,413,813
4.70%, 02/10/28	3,910	3,954,000
4.85%, 12/08/28(a)	3,450	3,511,844
Thermo Fisher Scientific Inc., 1.75%, 10/15/28(a)	4,610	4,250,455
Zimmer Biomet Holdings Inc., 5.35%, 12/01/28	3,065	3,145,667
		42,674,355
Health Care - Services — 3.1%
Advocate Health & Hospitals Corp., 3.83%, 08/15/28	515	507,311
Bon Secours Mercy Health Inc., Series 2018, 4.30%, 07/01/28(a)	913	912,644
Centene Corp., 2.45%, 07/15/28	12,278	11,290,959
CHRISTUS Health, Series C, 4.34%, 07/01/28	1,449	1,442,689
Cigna Group (The), 4.38%, 10/15/28	20,890	20,845,427
Elevance Health Inc., 4.10%, 03/01/28	7,116	7,071,770
HCA Inc.
5.00%, 03/01/28(a)	1,605	1,623,482
5.20%, 06/01/28	5,835	5,927,868
5.63%, 09/01/28	8,726	8,939,218
Humana Inc.
5.75%, 03/01/28	2,508	2,582,719
5.75%, 12/01/28(a)	2,520	2,609,410
IQVIA Inc., 5.70%, 05/15/28	4,660	4,743,776
SSM Health Care Corp., 4.89%, 06/01/28	645	654,674
Sutter Health, Series 2018, 3.70%, 08/15/28(a)	485	475,231
UnitedHealth Group Inc.
3.85%, 06/15/28	6,286	6,235,433
3.88%, 12/15/28(a)	4,977	4,918,809
5.25%, 02/15/28(a)	5,055	5,205,722
		85,987,142
Holding Companies - Diversified — 1.7%
Ares Capital Corp., 2.88%, 06/15/28(a)	6,992	6,487,465
Ares Strategic Income Fund, 5.70%, 03/15/28(c)	5,790	5,784,255
Blackstone Private Credit Fund, 7.30%, 11/27/28(a)	2,745	2,905,167
Blackstone Secured Lending Fund
2.85%, 09/30/28	4,020	3,682,946
Schedule of Investments
30

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
5.35%, 04/13/28(a)	$3,600	$3,592,029
Blue Owl Capital Corp., 2.88%, 06/11/28	4,170	3,807,614
Blue Owl Credit Income Corp., 7.95%, 06/13/28	3,767	3,969,601
Blue Owl Technology Finance Corp., 6.10%, 03/15/28(c)	3,435	3,404,412
FS KKR Capital Corp., 3.13%, 10/12/28	3,775	3,409,047
Golub Capital BDC Inc., 7.05%, 12/05/28	2,455	2,558,056
HPS Corporate Lending Fund, 5.45%, 01/14/28	2,965	2,963,712
Oaktree Strategic Credit Fund, 8.40%, 11/14/28	2,035	2,189,294
Sixth Street Specialty Lending Inc., 6.95%, 08/14/28(a)	1,918	1,994,491
		46,748,089
Home Builders — 0.1%
Toll Brothers Finance Corp., 4.35%, 02/15/28	2,625	2,600,887
Household Products & Wares — 0.3%
Avery Dennison Corp., 4.88%, 12/06/28	2,823	2,846,065
Clorox Co. (The), 3.90%, 05/15/28	2,739	2,707,902
Kimberly-Clark Corp., 3.95%, 11/01/28(a)	2,905	2,893,267
		8,447,234
Insurance — 1.8%
American International Group Inc., 4.20%, 04/01/28	2,416	2,400,538
Aon Corp., 4.50%, 12/15/28(a)	2,529	2,538,113
Assurant Inc., 4.90%, 03/27/28	1,790	1,796,103
Assured Guaranty U.S. Holdings Inc., 6.13%, 09/15/28	2,064	2,154,799
Athene Holding Ltd., 4.13%, 01/12/28	6,035	5,948,560
Cincinnati Financial Corp., 6.92%, 05/15/28	2,055	2,198,261
Equitable Holdings Inc., 4.35%, 04/20/28	8,810	8,771,710
F&G Annuities & Life Inc., 7.40%, 01/13/28	2,979	3,109,740
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28	2,742	2,763,967
Fidelity National Financial Inc., 4.50%, 08/15/28	2,739	2,703,456
Globe Life Inc., 4.55%, 09/15/28	3,514	3,527,298
Horace Mann Educators Corp., 7.25%, 09/15/28(a)	1,635	1,754,781
Lincoln National Corp., 3.80%, 03/01/28(a)	1,564	1,532,069
MGIC Investment Corp., 5.25%, 08/15/28	3,945	3,934,366
Prudential Financial Inc., 3.88%, 03/27/28	2,705	2,679,511
Willis North America Inc., 4.50%, 09/15/28	3,465	3,462,424
		51,275,696
Internet — 1.8%
Amazon.com Inc., 1.65%, 05/12/28(a)	12,180	11,395,832
Baidu Inc.
4.38%, 03/29/28	610	611,068
4.88%, 11/14/28	920	933,724
Booking Holdings Inc., 3.55%, 03/15/28	3,514	3,461,123
Expedia Group Inc., 3.80%, 02/15/28(a)	5,612	5,505,303
Meta Platforms Inc., 4.60%, 05/15/28	8,510	8,682,141
Netflix Inc.
4.88%, 04/15/28(a)	8,875	9,066,310
5.88%, 11/15/28(a)	10,872	11,471,183
		51,126,684
INVESTMENT COMPANIES — 0.0%
Goldman Sachs Private Credit Corp., 5.88%, 05/06/28(c)	1,025	1,027,273
Iron & Steel — 0.1%
Nucor Corp., 3.95%, 05/01/28	3,470	3,434,880
Security	Par (000)	Value
Lodging — 0.8%
Hyatt Hotels Corp.
4.38%, 09/15/28	$2,238	$2,203,337
5.05%, 03/30/28	1,660	1,668,029
Las Vegas Sands Corp., 5.63%, 06/15/28	1,375	1,374,444
Marriott International Inc./MD
5.55%, 10/15/28	3,985	4,114,213
Series AA, 4.65%, 12/01/28	1,773	1,780,812
Series X, 4.00%, 04/15/28	2,616	2,583,987
Sands China Ltd., 5.40%, 08/08/28	9,270	9,121,567
		22,846,389
Machinery — 2.0%
ABB Finance USA Inc., 3.80%, 04/03/28(a)	1,074	1,064,414
Caterpillar Financial Services Corp., 4.40%, 03/03/28	1,955	1,973,181
CNH Industrial Capital LLC
4.55%, 04/10/28	3,397	3,391,060
4.75%, 03/21/28	1,825	1,832,129
Ingersoll Rand Inc., 5.40%, 08/14/28(a)	3,020	3,105,350
John Deere Capital Corp.
1.50%, 03/06/28	2,081	1,940,953
3.05%, 01/06/28	1,376	1,342,711
4.65%, 01/07/28(a)	1,960	1,995,002
4.75%, 01/20/28(a)	5,505	5,608,185
4.90%, 03/03/28	2,925	2,994,303
4.95%, 07/14/28	8,025	8,232,291
Nordson Corp., 5.60%, 09/15/28	2,180	2,247,120
nVent Finance SARL, 4.55%, 04/15/28	2,389	2,387,277
Oshkosh Corp., 4.60%, 05/15/28(a)	1,884	1,879,243
Otis Worldwide Corp., 5.25%, 08/16/28	4,385	4,502,398
Westinghouse Air Brake Technologies Corp., 4.70%, 09/15/28	7,138	7,161,633
Xylem Inc./New York, 1.95%, 01/30/28(a)	3,363	3,158,408
		54,815,658
Manufacturing — 0.4%
3M Co., 3.63%, 09/14/28	2,824	2,762,887
Eaton Corp., 4.35%, 05/18/28(a)	3,088	3,116,934
Teledyne Technologies Inc., 2.25%, 04/01/28(a)	4,236	3,994,437
Textron Inc., 3.38%, 03/01/28	1,765	1,706,933
		11,581,191
Media — 2.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.75%, 02/15/28	5,778	5,605,906
4.20%, 03/15/28	7,140	7,015,278
Comcast Corp.
3.15%, 02/15/28	9,015	8,779,773
3.55%, 05/01/28	5,434	5,338,615
4.15%, 10/15/28	21,686	21,637,046
Discovery Communications LLC, 3.95%, 03/20/28	9,678	9,256,370
Paramount Global
3.38%, 02/15/28	1,483	1,434,479
3.70%, 06/01/28	1,533	1,490,155
TCI Communications Inc., 7.13%, 02/15/28(a)	1,689	1,814,527
Walt Disney Co. (The), 2.20%, 01/13/28	5,673	5,420,728
		67,792,877
Metal Fabricate & Hardware — 0.1%
Timken Co. (The), 4.50%, 12/15/28	2,438	2,425,241
31
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining — 0.9%
AngloGold Ashanti Holdings PLC, 3.38%, 11/01/28(a)	$4,121	$3,915,442
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	5,122	5,210,165
5.10%, 09/08/28(a)	4,033	4,135,957
Freeport-McMoRan Inc.
4.13%, 03/01/28	2,880	2,831,350
4.38%, 08/01/28	2,637	2,607,952
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	4,160	4,503,015
Rio Tinto Finance USA PLC, 4.50%, 03/14/28(a)	2,700	2,718,985
		25,922,866
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.
3.28%, 12/01/28	2,875	2,710,634
4.25%, 04/01/28	3,907	3,830,101
		6,540,735
Oil & Gas — 2.8%
BP Capital Markets America Inc.
3.94%, 09/21/28	5,367	5,306,051
4.23%, 11/06/28(a)	10,761	10,724,647
BP Capital Markets PLC, 3.72%, 11/28/28	4,263	4,176,561
Chevron USA Inc.
3.85%, 01/15/28	2,838	2,838,599
4.48%, 02/26/28	3,880	3,928,587
Continental Resources Inc./OK, 4.38%, 01/15/28	6,072	5,925,682
Devon Energy Corp., 5.88%, 06/15/28	1,559	1,561,511
EQT Corp., 5.70%, 04/01/28	3,195	3,280,568
HF Sinclair Corp., 5.00%, 02/01/28	3,445	3,407,852
Marathon Petroleum Corp., 3.80%, 04/01/28	2,797	2,747,927
Occidental Petroleum Corp., 6.38%, 09/01/28(a)	3,619	3,716,606
Ovintiv Inc., 5.65%, 05/15/28(a)	3,935	4,008,990
Patterson-UTI Energy Inc., 3.95%, 02/01/28(a)	2,835	2,719,488
Phillips 66, 3.90%, 03/15/28	4,930	4,862,256
Phillips 66 Co., 3.75%, 03/01/28	2,289	2,244,889
Shell International Finance BV, 3.88%, 11/13/28	8,850	8,797,834
TotalEnergies Capital SA, 3.88%, 10/11/28(a)	5,591	5,556,179
Valero Energy Corp., 4.35%, 06/01/28	3,359	3,343,580
		79,147,807
Packaging & Containers — 0.5%
Amcor Finance USA Inc., 4.50%, 05/15/28	2,487	2,480,587
Amcor Flexibles North America Inc., 4.80%, 03/17/28(c)	2,770	2,789,682
Berry Global Inc., 5.50%, 04/15/28	2,590	2,645,746
WRKCo Inc.
3.90%, 06/01/28	3,019	2,953,396
4.00%, 03/15/28	3,386	3,331,789
		14,201,200
Pharmaceuticals — 5.8%
AbbVie Inc.
4.25%, 11/14/28(a)	9,990	10,040,700
4.65%, 03/15/28	6,860	6,961,137
Astrazeneca Finance LLC
1.75%, 05/28/28	7,314	6,821,845
4.88%, 03/03/28	6,671	6,822,019
Becton Dickinson & Co., 4.69%, 02/13/28	4,653	4,684,767
Bristol-Myers Squibb Co., 3.90%, 02/20/28(a)	8,275	8,253,434
CVS Health Corp., 4.30%, 03/25/28	26,018	25,832,833
Eli Lilly & Co., 4.55%, 02/12/28(a)	4,105	4,172,166
GlaxoSmithKline Capital Inc., 3.88%, 05/15/28	10,616	10,561,116
Security	Par (000)	Value
Pharmaceuticals (continued)
Johnson & Johnson
2.90%, 01/15/28	$8,051	$7,860,599
4.55%, 03/01/28(a)	3,347	3,413,297
McKesson Corp.
3.95%, 02/16/28(a)	2,211	2,190,149
4.90%, 07/15/28	2,374	2,425,919
Merck & Co. Inc.
1.90%, 12/10/28(a)	6,307	5,863,700
4.05%, 05/17/28(a)	1,795	1,802,996
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	2,233	2,362,398
Mylan Inc., 4.55%, 04/15/28(a)	4,188	4,095,603
Pfizer Inc., 3.60%, 09/15/28	4,728	4,671,932
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/28	21,625	21,802,197
Pharmacia LLC, 6.60%, 12/01/28	3,530	3,797,780
Sanofi SA, 3.63%, 06/19/28	4,783	4,731,077
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28(a)	9,457	9,629,967
Zoetis Inc., 3.90%, 08/20/28(a)	3,126	3,093,384
		161,891,015
Pipelines — 3.4%
Cheniere Energy Inc., 4.63%, 10/15/28	9,185	9,076,857
Enbridge Inc., 6.00%, 11/15/28	3,900	4,081,099
Energy Transfer LP
4.95%, 05/15/28(a)	4,597	4,635,745
4.95%, 06/15/28(a)	5,739	5,789,148
5.55%, 02/15/28	5,113	5,239,388
6.10%, 12/01/28	2,700	2,823,032
Enterprise Products Operating LLC, 4.15%, 10/16/28(a)	6,440	6,413,779
Kinder Morgan Inc., 4.30%, 03/01/28	6,762	6,736,044
MPLX LP, 4.00%, 03/15/28(a)	7,133	7,036,969
ONEOK Inc.
4.55%, 07/15/28	4,328	4,324,418
5.65%, 11/01/28	4,260	4,392,028
Sabine Pass Liquefaction LLC, 4.20%, 03/15/28	7,515	7,461,259
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.00%, 01/15/28	3,955	3,949,470
Tennessee Gas Pipeline Co. LLC, 7.00%, 10/15/28	2,388	2,551,865
TransCanada PipeLines Ltd., 4.25%, 05/15/28	7,581	7,522,168
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28	2,235	2,213,769
Valero Energy Partners LP, 4.50%, 03/15/28	2,478	2,480,180
Western Midstream Operating LP
4.50%, 03/01/28	2,163	2,134,749
4.75%, 08/15/28	2,065	2,048,474
Williams Companies Inc. (The), 5.30%, 08/15/28	4,830	4,940,633
		95,851,074
Real Estate — 0.1%
Jones Lang LaSalle Inc., 6.88%, 12/01/28(a)	2,265	2,413,605
Real Estate Investment Trusts — 6.3%
Agree LP, 2.00%, 06/15/28	1,982	1,842,128
Alexandria Real Estate Equities Inc., 3.95%, 01/15/28	2,630	2,592,668
American Homes 4 Rent LP, 4.25%, 02/15/28	2,922	2,895,667
American Tower Corp.
1.50%, 01/31/28	3,479	3,212,779
3.60%, 01/15/28	3,716	3,635,256
5.25%, 07/15/28(a)	3,885	3,973,002
Schedule of Investments
32

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
5.50%, 03/15/28(a)	$3,889	$3,999,638
5.80%, 11/15/28	4,150	4,318,186
AvalonBay Communities Inc.
1.90%, 12/01/28	2,125	1,953,690
3.20%, 01/15/28	2,472	2,400,742
Boston Properties LP, 4.50%, 12/01/28	5,694	5,598,635
Brixmor Operating Partnership LP, 2.25%, 04/01/28	1,969	1,838,256
Camden Property Trust, 4.10%, 10/15/28(a)	2,342	2,314,859
Crown Castle Inc.
3.80%, 02/15/28	5,623	5,491,904
4.80%, 09/01/28	3,520	3,526,795
5.00%, 01/11/28	5,745	5,790,946
CubeSmart LP, 2.25%, 12/15/28(a)	3,255	2,990,859
Digital Realty Trust LP
4.45%, 07/15/28	3,357	3,347,494
5.55%, 01/15/28(a)	4,874	5,007,372
DOC DR LLC, 3.95%, 01/15/28	1,805	1,777,650
EPR Properties, 4.95%, 04/15/28	1,352	1,335,428
Equinix Inc.
1.55%, 03/15/28	4,002	3,697,051
2.00%, 05/15/28	2,415	2,251,982
ERP Operating LP
3.50%, 03/01/28	2,956	2,889,219
4.15%, 12/01/28(a)	2,156	2,142,202
Essex Portfolio LP, 1.70%, 03/01/28	2,627	2,433,484
Extra Space Storage LP, 5.70%, 04/01/28	4,545	4,689,402
Federal Realty OP LP, 5.38%, 05/01/28	1,840	1,879,503
GLP Capital LP/GLP Financing II Inc., 5.75%, 06/01/28(a)	3,260	3,306,096
Healthpeak OP LLC, 2.13%, 12/01/28	2,834	2,598,198
Highwoods Realty LP, 4.13%, 03/15/28	1,204	1,172,107
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	3,240	3,006,277
Kilroy Realty LP, 4.75%, 12/15/28	2,616	2,549,933
Kimco Realty OP LLC, 1.90%, 03/01/28	2,399	2,239,408
LXP Industrial Trust, 6.75%, 11/15/28(a)	1,778	1,889,216
Mid-America Apartments LP, 4.20%, 06/15/28	2,479	2,466,502
NNN REIT Inc., 4.30%, 10/15/28(a)	2,013	1,992,822
Omega Healthcare Investors Inc., 4.75%, 01/15/28(a)	3,003	3,006,277
Piedmont Operating Partnership LP, 9.25%, 07/20/28	2,205	2,386,073
Prologis LP
3.88%, 09/15/28	2,335	2,304,358
4.00%, 09/15/28	2,528	2,506,090
4.88%, 06/15/28	4,218	4,292,857
Public Storage Operating Co.
1.85%, 05/01/28	3,418	3,195,456
1.95%, 11/09/28	3,266	3,022,217
Realty Income Corp.
2.10%, 03/15/28	2,790	2,618,441
2.20%, 06/15/28	2,800	2,621,580
3.40%, 01/15/28	2,806	2,736,263
3.65%, 01/15/28	2,641	2,594,401
4.70%, 12/15/28(a)	2,820	2,843,324
Regency Centers LP, 4.13%, 03/15/28	1,925	1,914,949
Rexford Industrial Realty LP, 5.00%, 06/15/28	1,600	1,600,535
Simon Property Group LP, 1.75%, 02/01/28	4,522	4,230,560
Store Capital LLC, 4.50%, 03/15/28	2,140	2,107,408
Sun Communities Operating LP, 2.30%, 11/01/28	2,937	2,732,143
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
UDR Inc., 3.50%, 01/15/28(a)	$1,200	$1,169,898
Ventas Realty LP, 4.00%, 03/01/28	4,087	4,029,512
VICI Properties LP
4.75%, 02/15/28	7,695	7,715,060
4.75%, 04/01/28	575	575,780
Welltower OP LLC, 4.25%, 04/15/28	4,180	4,178,926
		175,429,464
Retail — 3.0%
AutoNation Inc., 1.95%, 08/01/28	2,541	2,319,333
AutoZone Inc.
4.50%, 02/01/28	2,465	2,479,293
6.25%, 11/01/28(a)	3,030	3,208,443
Best Buy Co. Inc., 4.45%, 10/01/28(a)	3,021	3,016,553
Dollar General Corp.
4.13%, 05/01/28	2,308	2,275,131
5.20%, 07/05/28(a)	2,669	2,710,729
Dollar Tree Inc., 4.20%, 05/15/28	6,955	6,860,224
Genuine Parts Co., 6.50%, 11/01/28(a)	2,450	2,592,192
Home Depot Inc. (The)
0.90%, 03/15/28	2,493	2,285,851
1.50%, 09/15/28	6,225	5,736,014
3.90%, 12/06/28	6,088	6,059,554
Lowe's Companies Inc.
1.30%, 04/15/28	5,802	5,329,576
1.70%, 09/15/28(a)	5,716	5,233,857
McDonald's Corp.
3.80%, 04/01/28	5,715	5,669,261
4.80%, 08/14/28(a)	3,374	3,431,669
O'Reilly Automotive Inc., 4.35%, 06/01/28(a)	2,852	2,854,478
Starbucks Corp.
3.50%, 03/01/28	3,616	3,538,126
4.00%, 11/15/28	4,475	4,417,456
TJX Companies Inc. (The), 1.15%, 05/15/28(a)	2,716	2,495,189
Walmart Inc.
3.70%, 06/26/28	7,743	7,721,113
3.90%, 04/15/28(a)	3,452	3,459,307
		83,693,349
Semiconductors — 2.8%
Advanced Micro Devices Inc., 4.32%, 03/24/28	2,420	2,443,403
Analog Devices Inc., 1.70%, 10/01/28	4,485	4,130,255
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.50%, 01/15/28	4,535	4,437,051
Broadcom Inc.
1.95%, 02/15/28(a)(c)	4,151	3,888,075
4.11%, 09/15/28(a)	6,311	6,257,023
4.15%, 02/15/28	5,755	5,734,523
4.80%, 04/15/28	4,205	4,267,921
Intel Corp.
1.60%, 08/12/28	5,690	5,163,983
4.88%, 02/10/28	10,075	10,163,361
Marvell Technology Inc.
2.45%, 04/15/28	4,218	3,972,013
4.88%, 06/22/28	2,940	2,956,190
Microchip Technology Inc., 4.90%, 03/15/28	4,380	4,388,888
Micron Technology Inc., 5.38%, 04/15/28	3,875	3,959,816
NVIDIA Corp., 1.55%, 06/15/28	6,307	5,871,628
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	2,852	2,917,731
Qualcomm Inc., 1.30%, 05/20/28(a)	5,267	4,852,508
Texas Instruments Inc., 4.60%, 02/15/28	3,832	3,889,325
		79,293,694
33
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2028 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Shipbuilding — 0.1%
Huntington Ingalls Industries Inc., 2.04%, 08/16/28	$3,197	$2,940,293
Software — 3.1%
Adobe Inc., 4.75%, 01/17/28(a)	3,490	3,565,150
Concentrix Corp., 6.60%, 08/02/28(a)	4,470	4,676,018
Fidelity National Information Services Inc., 1.65%, 03/01/28(a)	4,877	4,507,882
Fiserv Inc.
4.20%, 10/01/28	5,522	5,473,518
5.38%, 08/21/28	4,070	4,174,301
5.45%, 03/02/28	5,089	5,211,324
Intuit Inc., 5.13%, 09/15/28	4,937	5,104,839
Oracle Corp.
2.30%, 03/25/28(a)	10,690	10,112,740
4.50%, 05/06/28	4,480	4,502,334
4.80%, 08/03/28	8,918	9,034,155
Roper Technologies Inc., 4.20%, 09/15/28	4,625	4,587,614
Salesforce Inc.
1.50%, 07/15/28	5,561	5,150,889
3.70%, 04/11/28(a)	8,215	8,172,971
Synopsys Inc., 4.65%, 04/01/28	4,150	4,198,788
Take-Two Interactive Software Inc., 4.95%, 03/28/28(a)	4,315	4,388,852
VMware LLC, 1.80%, 08/15/28	4,302	3,933,713
		86,795,088
Telecommunications — 3.8%
AT&T Inc.
1.65%, 02/01/28(a)	12,600	11,760,857
4.10%, 02/15/28	9,560	9,528,023
British Telecommunications PLC, 5.13%, 12/04/28	3,825	3,915,248
Cisco Systems Inc., 4.55%, 02/24/28	5,075	5,155,956
Motorola Solutions Inc., 4.60%, 02/23/28	4,025	4,044,154
Sprint Capital Corp., 6.88%, 11/15/28	13,503	14,440,651
T-Mobile USA Inc.
2.05%, 02/15/28	9,842	9,254,452
4.75%, 02/01/28(a)	6,338	6,342,595
4.80%, 07/15/28(a)	5,115	5,166,662
4.95%, 03/15/28	5,725	5,812,856
Verizon Communications Inc.
2.10%, 03/22/28	11,834	11,170,645
4.33%, 09/21/28(a)	20,584	20,652,810
Vodafone Group PLC, 4.38%, 05/30/28(a)	105	106,495
		107,351,404
Transportation — 1.6%
Canadian National Railway Co., 6.90%, 07/15/28	2,824	3,052,010
Canadian Pacific Railway Co., 4.00%, 06/01/28	2,934	2,913,542
CH Robinson Worldwide Inc., 4.20%, 04/15/28	3,431	3,403,207
CSX Corp., 3.80%, 03/01/28	5,460	5,413,644
FedEx Corp., 3.40%, 02/15/28(a)	2,123	2,047,859
Kirby Corp., 4.20%, 03/01/28(a)	2,620	2,579,532
Security	Par (000)	Value
Transportation (continued)
Norfolk Southern Corp., 3.80%, 08/01/28(a)	$3,696	$3,649,297
Ryder System Inc.
5.25%, 06/01/28	3,810	3,892,859
5.65%, 03/01/28(a)	3,090	3,181,673
6.30%, 12/01/28	2,288	2,410,648
Union Pacific Corp., 3.95%, 09/10/28	6,387	6,354,403
Walmart Inc., 1.50%, 09/22/28(a)	6,491	6,003,925
		44,902,599
Trucking & Leasing — 0.1%
GATX Corp.
3.50%, 03/15/28	1,932	1,877,068
4.55%, 11/07/28(a)	1,947	1,945,107
		3,822,175
Water — 0.2%
American Water Capital Corp., 3.75%, 09/01/28(a)	3,521	3,462,322
United Utilities PLC, 6.88%, 08/15/28(a)	2,256	2,408,147
		5,870,469
Total Long-Term Investments — 98.4% (Cost: $2,726,090,456)		2,757,809,517
	Shares
Short-Term Securities
Money Market Funds — 5.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	152,553,224	152,614,246
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	12,050,000	12,050,000
Total Short-Term Securities — 5.9% (Cost: $164,641,390)		164,664,246
Total Investments — 104.3% (Cost: $2,890,731,846)		2,922,473,763
Liabilities in Excess of Other Assets — (4.3)%		(119,311,862)
Net Assets — 100.0%		$2,803,161,901

(a)	All or a portion of this security is on loan.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Schedule of Investments
34

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2028 Term Corporate ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$111,007,094	$41,637,479 (a)	$—	$2,042	$(32,369)	$152,614,246	152,553,224	$174,426 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,260,000	5,790,000 (a)	—	—	—	12,050,000	12,050,000	158,798	—
				$2,042	$(32,369)	$164,664,246		$333,224	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,757,809,517	$—	$2,757,809,517
Short-Term Securities
Money Market Funds	164,664,246	—	—	164,664,246
	$164,664,246	$2,757,809,517	$—	$2,922,473,763
See notes to financial statements.
35
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2025
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 1.5%
Boeing Co. (The)
3.20%, 03/01/29	$5,722	$5,401,704
6.30%, 05/01/29	8,120	8,544,988
Howmet Aerospace Inc., 3.00%, 01/15/29(a)	4,260	4,051,290
L3Harris Technologies Inc.
2.90%, 12/15/29	2,497	2,310,540
5.05%, 06/01/29	4,436	4,503,401
Lockheed Martin Corp., 4.50%, 02/15/29	4,187	4,227,817
Northrop Grumman Corp., 4.60%, 02/01/29(a)	3,240	3,275,501
RTX Corp.
5.75%, 01/15/29	3,270	3,417,038
7.50%, 09/15/29(a)	2,245	2,496,440
		38,228,719
Agriculture — 1.7%
Altria Group Inc., 4.80%, 02/14/29	10,660	10,716,253
BAT Capital Corp., 3.46%, 09/06/29	2,783	2,648,587
BAT International Finance PLC, 5.93%, 02/02/29(a)	5,550	5,806,333
Bunge Ltd. Finance Corp., 4.20%, 09/17/29	4,623	4,566,831
Philip Morris International Inc.
3.38%, 08/15/29	4,217	4,049,276
4.63%, 11/01/29	4,315	4,347,821
4.88%, 02/13/29	5,077	5,156,017
5.63%, 11/17/29	6,771	7,102,912
		44,394,030
Airlines — 0.2%
American Airlines Pass-Through Trust
Series 2017-1, Class AA, 3.65%, 02/15/29(a)	1,631	1,550,909
Series 2017-2, Class AA, 3.35%, 04/15/31(a)	1,365	1,288,110
Delta Air Lines Inc., 3.75%, 10/28/29(a)	2,780	2,581,792
		5,420,811
Auto Manufacturers — 4.3%
American Honda Finance Corp.
2.25%, 01/12/29(a)	3,173	2,926,569
4.40%, 09/05/29	4,365	4,338,304
4.90%, 03/13/29(a)	3,910	3,962,363
Cummins Inc., 4.90%, 02/20/29	3,151	3,218,992
Ford Motor Credit Co. LLC
2.90%, 02/10/29(a)	4,013	3,569,053
5.11%, 05/03/29	7,655	7,340,184
5.30%, 09/06/29(a)	4,645	4,476,452
5.80%, 03/08/29	8,847	8,685,548
5.88%, 11/07/29	6,535	6,426,831
General Motors Co., 5.40%, 10/15/29(a)	5,387	5,430,623
General Motors Financial Co. Inc.
4.30%, 04/06/29	5,856	5,659,075
4.90%, 10/06/29(a)	5,610	5,519,279
5.55%, 07/15/29(a)	6,570	6,626,778
5.65%, 01/17/29	2,239	2,267,115
5.80%, 01/07/29	7,826	7,995,649
PACCAR Financial Corp.
4.00%, 09/26/29	2,910	2,879,630
4.60%, 01/31/29	3,230	3,269,102
Toyota Motor Corp., 2.76%, 07/02/29(a)	2,402	2,265,593
Toyota Motor Credit Corp.
3.65%, 01/08/29(a)	2,949	2,878,204
4.45%, 06/29/29(a)	4,212	4,224,656
4.55%, 08/09/29	5,392	5,428,831
4.65%, 01/05/29	4,130	4,173,066
Security	Par (000)	Value
Auto Manufacturers (continued)
5.05%, 05/16/29(a)	$5,251	$5,381,726
		108,943,623
Auto Parts & Equipment — 0.5%
Aptiv PLC, 4.35%, 03/15/29(a)	1,640	1,605,909
Aptiv PLC/Aptiv Global Financing DAC, 4.65%, 09/13/29(a)	3,115	3,071,962
BorgWarner Inc., 4.95%, 08/15/29(a)	3,282	3,293,412
Lear Corp., 4.25%, 05/15/29	2,271	2,208,863
Magna International Inc., 5.05%, 03/14/29(a)	2,790	2,827,230
		13,007,376
Banks — 7.0%
Banco Bilbao Vizcaya Argentaria SA, 5.38%, 03/13/29(a)	5,485	5,628,893
Banco Santander SA, 3.31%, 06/27/29(a)	5,307	5,040,234
Bank of New York Mellon Corp. (The)
3.30%, 08/23/29	4,176	3,977,513
3.85%, 04/26/29	3,221	3,180,503
Series J, 1.90%, 01/25/29	1,878	1,724,934
Bank of Nova Scotia (The), 5.45%, 08/01/29(a)	4,135	4,284,666
Canadian Imperial Bank of Commerce, 5.26%, 04/08/29	6,845	7,021,241
Citibank NA, 4.84%, 08/06/29(a)	8,810	8,966,828
Comerica Inc., 4.00%, 02/01/29(a)	3,427	3,282,981
Cooperatieve Rabobank UA/New York
4.49%, 10/17/29(a)	3,690	3,709,315
4.80%, 01/09/29	2,875	2,919,235
Deutsche Bank AG/New York, 5.41%, 05/10/29	5,771	5,945,838
ING Groep NV, 4.05%, 04/09/29	5,598	5,484,762
KeyBank NA/Cleveland OH, 3.90%, 04/13/29	1,801	1,708,191
KeyCorp, 2.55%, 10/01/29(a)	4,474	4,061,327
Mitsubishi UFJ Financial Group Inc.
3.20%, 07/18/29	9,250	8,751,400
3.74%, 03/07/29(a)	7,546	7,358,760
National Australia Bank Ltd./New York, 4.79%, 01/10/29(a)	5,735	5,841,186
National Bank of Canada, 4.50%, 10/10/29(a)	5,328	5,302,192
Northern Trust Corp., 3.15%, 05/03/29	2,868	2,753,080
PNC Bank NA, 2.70%, 10/22/29	4,081	3,752,438
PNC Financial Services Group Inc. (The), 3.45%, 04/23/29	8,302	8,023,453
Royal Bank of Canada, 4.95%, 02/01/29(a)	5,892	6,005,043
State Street Bank & Trust Co., 4.78%, 11/23/29	4,464	4,538,562
Sumitomo Mitsui Financial Group Inc.
2.47%, 01/14/29(a)	2,690	2,504,757
2.72%, 09/27/29(a)	2,522	2,330,780
3.04%, 07/16/29	13,279	12,497,878
5.32%, 07/09/29	4,241	4,353,886
Toronto-Dominion Bank (The), 4.99%, 04/05/29	5,701	5,817,606
Truist Financial Corp., 3.88%, 03/19/29(a)	3,523	3,404,776
U.S. Bancorp, 3.00%, 07/30/29(a)	5,484	5,127,846
Webster Financial Corp., 4.10%, 03/25/29(a)	1,170	1,130,585
Wells Fargo & Co.
4.15%, 01/24/29	13,946	13,797,456
Series B, 7.95%, 11/15/29(a)	1,613	1,815,004
Westpac Banking Corp., 5.05%, 04/16/29	3,875	3,986,490
Wintrust Financial Corp., 4.85%, 06/06/29	1,355	1,311,073
Zions Bancorp NA, 3.25%, 10/29/29(a)	2,495	2,230,115
		179,570,827
Schedule of Investments
36

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages — 2.6%
Anheuser-Busch InBev Worldwide Inc., 4.75%, 01/23/29	$21,645	$21,978,195
Coca-Cola Co. (The), 2.13%, 09/06/29	5,108	4,724,524
Coca-Cola Consolidated Inc., 5.25%, 06/01/29	4,481	4,601,479
Constellation Brands Inc.
3.15%, 08/01/29	5,099	4,796,776
4.80%, 01/15/29	1,968	1,980,379
Diageo Capital PLC, 2.38%, 10/24/29	5,706	5,259,914
Keurig Dr Pepper Inc.
3.95%, 04/15/29	5,760	5,631,561
5.05%, 03/15/29	4,600	4,683,770
PepsiCo Inc.
2.63%, 07/29/29(a)	5,254	4,953,549
4.50%, 07/17/29	3,650	3,711,819
7.00%, 03/01/29(a)	2,559	2,822,842
Pepsico Singapore Financing I Pte Ltd., 4.55%, 02/16/29	2,240	2,265,457
		67,410,265
Biotechnology — 0.7%
Amgen Inc.
3.00%, 02/22/29	3,902	3,710,288
4.05%, 08/18/29	7,727	7,598,745
Gilead Sciences Inc., 4.80%, 11/15/29	4,845	4,930,624
Royalty Pharma PLC, 5.15%, 09/02/29	2,861	2,891,151
		19,130,808
Building Materials — 0.8%
CRH SMW Finance DAC, 5.20%, 05/21/29	4,380	4,472,447
Fortune Brands Innovations Inc., 3.25%, 09/15/29(a)	3,729	3,504,441
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.50%, 04/19/29(a)	3,755	3,882,811
Owens Corning, 3.95%, 08/15/29(a)	3,066	2,980,168
Trane Technologies Financing Ltd., 3.80%, 03/21/29	4,070	3,988,650
Vulcan Materials Co., 4.95%, 12/01/29	2,855	2,882,064
		21,710,581
Chemicals — 1.3%
Air Products and Chemicals Inc., 4.60%, 02/08/29(a)	4,278	4,339,397
Cabot Corp., 4.00%, 07/01/29	1,904	1,841,472
Dow Chemical Co. (The), 7.38%, 11/01/29(a)	3,270	3,595,531
Eastman Chemical Co., 5.00%, 08/01/29(a)	4,331	4,365,101
FMC Corp., 3.45%, 10/01/29	2,962	2,721,566
Huntsman International LLC, 4.50%, 05/01/29	4,413	4,159,495
Nutrien Ltd., 4.20%, 04/01/29(a)	4,446	4,392,193
PPG Industries Inc., 2.80%, 08/15/29	1,812	1,689,287
Rohm & Haas Co., 7.85%, 07/15/29	10	11,148
RPM International Inc., 4.55%, 03/01/29	2,177	2,161,319
Sherwin-Williams Co. (The), 2.95%, 08/15/29	4,380	4,100,147
		33,376,656
Commercial Services — 1.9%
Equifax Inc., 4.80%, 09/15/29(a)	3,982	3,997,468
Global Payments Inc.
3.20%, 08/15/29	6,886	6,413,876
5.30%, 08/15/29	2,905	2,928,519
GXO Logistics Inc., 6.25%, 05/06/29	3,487	3,543,627
Moody's Corp., 4.25%, 02/01/29	2,402	2,390,933
PayPal Holdings Inc., 2.85%, 10/01/29	8,218	7,719,648
RELX Capital Inc., 4.00%, 03/18/29	4,983	4,926,558
Security	Par (000)	Value
Commercial Services (continued)
S&P Global Inc.
2.50%, 12/01/29(a)	$2,858	$2,645,695
2.70%, 03/01/29	7,052	6,656,575
4.25%, 05/01/29	4,681	4,666,977
Verisk Analytics Inc., 4.13%, 03/15/29	4,077	4,018,654
		49,908,530
Computers — 2.7%
Accenture Capital Inc., 4.05%, 10/04/29	6,110	6,067,881
Apple Inc.
2.20%, 09/11/29	8,949	8,316,938
3.25%, 08/08/29	5,227	5,089,982
Dell International LLC/EMC Corp., 5.30%, 10/01/29	8,965	9,148,090
Genpact Luxembourg SARL/Genpact USA Inc., 6.00%, 06/04/29	2,250	2,329,190
Hewlett Packard Enterprise Co., 4.55%, 10/15/29	10,130	10,040,724
HP Inc., 4.00%, 04/15/29	6,055	5,872,685
IBM International Capital Pte Ltd., 4.60%, 02/05/29(a)	3,165	3,181,492
International Business Machines Corp., 3.50%, 05/15/29(a)	17,247	16,691,910
Western Digital Corp., 2.85%, 02/01/29	1,735	1,583,340
		68,322,232
Cosmetics & Personal Care — 0.8%
Estee Lauder Companies Inc. (The), 2.38%, 12/01/29(a)	4,027	3,668,186
Haleon U.S. Capital LLC, 3.38%, 03/24/29(a)	6,127	5,893,528
Procter & Gamble Co. (The)
4.15%, 10/24/29	2,360	2,382,095
4.35%, 01/29/29(a)	3,141	3,192,740
Unilever Capital Corp., 2.13%, 09/06/29	5,084	4,684,587
		19,821,136
Diversified Financial Services — 3.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.63%, 09/10/29	7,403	7,339,913
5.10%, 01/19/29	4,706	4,751,254
Air Lease Corp.
3.25%, 10/01/29(a)	3,389	3,183,419
5.10%, 03/01/29(a)	2,750	2,787,306
American Express Co., 4.05%, 05/03/29(a)	5,530	5,498,180
BGC Group Inc., 6.60%, 06/10/29	2,990	3,060,004
Brookfield Finance Inc., 4.85%, 03/29/29(a)	6,162	6,190,338
Charles Schwab Corp. (The)
2.75%, 10/01/29(a)	2,868	2,681,325
3.25%, 05/22/29	3,625	3,472,097
4.00%, 02/01/29	3,779	3,747,249
Enact Holdings Inc., 6.25%, 05/28/29	4,353	4,457,378
Intercontinental Exchange Inc., 4.35%, 06/15/29	7,717	7,734,708
Lazard Group LLC, 4.38%, 03/11/29	3,204	3,140,279
Marex Group PLC, 6.40%, 11/04/29(a)	3,525	3,600,523
Mastercard Inc., 2.95%, 06/01/29	5,244	5,019,232
Nomura Holdings Inc.
2.71%, 01/22/29	2,597	2,410,772
5.61%, 07/06/29	3,894	3,996,539
ORIX Corp., 4.65%, 09/10/29(a)	3,171	3,174,017
Radian Group Inc., 6.20%, 05/15/29	3,801	3,927,887
Synchrony Financial, 5.15%, 03/19/29	3,623	3,583,330
		83,755,750
37
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric — 7.3%
AEP Texas Inc., 5.45%, 05/15/29(a)	$2,860	$2,931,547
Ameren Corp., 5.00%, 01/15/29(a)	3,970	4,025,343
American Electric Power Co. Inc., 5.20%, 01/15/29	5,730	5,849,661
Arizona Public Service Co., 2.60%, 08/15/29(a)	1,947	1,796,958
Avangrid Inc., 3.80%, 06/01/29	4,103	3,972,217
Black Hills Corp., 3.05%, 10/15/29	2,072	1,925,791
CenterPoint Energy Inc., 5.40%, 06/01/29	4,180	4,301,695
Connecticut Light and Power Co. (The), 4.65%, 01/01/29	1,820	1,839,378
Consumers Energy Co.
4.60%, 05/30/29(a)	3,370	3,404,809
4.90%, 02/15/29(a)	2,505	2,555,931
DTE Energy Co.
5.10%, 03/01/29	7,248	7,353,913
Series C, 3.40%, 06/15/29	2,104	2,004,485
Duke Energy Carolinas LLC, 2.45%, 08/15/29(a)	2,243	2,073,926
Duke Energy Corp.
3.40%, 06/15/29	3,218	3,077,327
4.85%, 01/05/29(a)	3,516	3,561,670
Duke Energy Florida LLC, 2.50%, 12/01/29(a)	3,822	3,535,338
Duke Energy Ohio Inc., 3.65%, 02/01/29(a)	2,178	2,131,526
Duke Energy Progress LLC, 3.45%, 03/15/29	2,957	2,868,649
Edison International
5.45%, 06/15/29(a)	2,580	2,551,525
6.95%, 11/15/29(a)	3,045	3,172,436
Entergy Texas Inc., 4.00%, 03/30/29	1,707	1,690,500
Evergy Inc., 2.90%, 09/15/29(a)	4,197	3,917,070
Eversource Energy
5.95%, 02/01/29	4,836	5,041,118
Series O, 4.25%, 04/01/29	2,816	2,779,575
Exelon Corp., 5.15%, 03/15/29	3,941	4,030,810
Florida Power & Light Co., 5.15%, 06/15/29(a)	4,041	4,186,204
Georgia Power Co., Series B, 2.65%, 09/15/29(a)	3,520	3,281,249
Interstate Power & Light Co., 3.60%, 04/01/29	1,767	1,712,929
MidAmerican Energy Co., 3.65%, 04/15/29	4,285	4,200,716
National Rural Utilities Cooperative Finance Corp.
3.70%, 03/15/29(a)	2,090	2,035,818
4.85%, 02/07/29(a)	3,320	3,369,734
5.15%, 06/15/29(a)	2,726	2,797,176
Nevada Power Co., Series CC, 3.70%, 05/01/29(a)	3,216	3,148,271
NextEra Energy Capital Holdings Inc.
2.75%, 11/01/29	5,391	4,997,260
3.50%, 04/01/29	2,703	2,599,795
4.90%, 03/15/29	5,029	5,090,309
NSTAR Electric Co., 3.25%, 05/15/29	1,891	1,808,691
OGE Energy Corp., 5.45%, 05/15/29(a)	2,055	2,117,079
Oncor Electric Delivery Co. LLC
4.65%, 11/01/29	3,215	3,245,060
5.75%, 03/15/29	1,541	1,613,601
Pacific Gas and Electric Co.
4.20%, 03/01/29	2,195	2,131,525
5.55%, 05/15/29	4,630	4,703,507
6.10%, 01/15/29	4,635	4,792,741
PacifiCorp
3.50%, 06/15/29	2,568	2,468,791
5.10%, 02/15/29(a)	2,901	2,958,792
Public Service Electric & Gas Co., 3.20%, 05/15/29	1,399	1,340,233
Public Service Enterprise Group Inc., 5.20%, 04/01/29	4,385	4,496,908
Sempra, 3.70%, 04/01/29(a)	2,895	2,797,883
Security	Par (000)	Value
Electric (continued)
Southern California Edison Co.
2.85%, 08/01/29	$2,760	$2,541,709
5.15%, 06/01/29(a)	3,050	3,085,433
6.65%, 04/01/29	1,634	1,695,030
Series A, 4.20%, 03/01/29(a)	2,728	2,658,840
Southern Co. (The), 5.50%, 03/15/29	5,591	5,802,959
Tampa Electric Co., 4.90%, 03/01/29(a)	2,585	2,626,286
Union Electric Co., 3.50%, 03/15/29	2,454	2,377,876
Virginia Electric & Power Co., Series A, 2.88%, 07/15/29	2,703	2,552,484
Wisconsin Electric Power Co., 5.00%, 05/15/29	1,970	2,020,271
Wisconsin Power and Light Co., 3.00%, 07/01/29(a)	1,870	1,761,175
Wisconsin Public Service Corp., 4.55%, 12/01/29	1,565	1,579,238
Xcel Energy Inc., 2.60%, 12/01/29	3,046	2,783,419
		185,772,190
Electronics — 1.1%
Allegion PLC, 3.50%, 10/01/29	2,380	2,259,563
Amphenol Corp.
4.35%, 06/01/29	2,738	2,745,432
5.05%, 04/05/29(a)	2,500	2,569,520
Arrow Electronics Inc., 5.15%, 08/21/29(a)	2,917	2,943,074
Flex Ltd., 4.88%, 06/15/29	3,130	3,106,478
Honeywell International Inc.
2.70%, 08/15/29(a)	3,920	3,664,207
4.25%, 01/15/29	3,935	3,932,891
4.88%, 09/01/29	3,036	3,100,340
Jabil Inc., 5.45%, 02/01/29	1,855	1,881,790
Keysight Technologies Inc., 3.00%, 10/30/29(a)	2,837	2,633,667
		28,836,962
Engineering & Construction — 0.1%
MasTec Inc., 5.90%, 06/15/29	2,356	2,412,306
Entertainment — 0.3%
Warnermedia Holdings Inc., 4.05%, 03/15/29(a)	8,120	7,593,430
Environmental Control — 0.8%
Republic Services Inc.
4.88%, 04/01/29	3,985	4,056,920
5.00%, 11/15/29	2,948	3,015,262
Waste Connections Inc., 3.50%, 05/01/29(a)	2,688	2,605,548
Waste Management Inc.
2.00%, 06/01/29(a)	4,278	3,918,552
3.88%, 01/15/29(a)(b)	1,750	1,722,691
4.88%, 02/15/29(a)	3,935	4,026,106
		19,345,079
Food — 1.3%
Ahold Finance USA LLC, 6.88%, 05/01/29(a)	2,535	2,755,604
Hershey Co. (The), 2.45%, 11/15/29(a)	1,616	1,497,495
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.00%, 02/02/29	3,018	2,837,484
Kraft Heinz Foods Co., 4.63%, 01/30/29	2,618	2,626,264
Kroger Co. (The), 4.50%, 01/15/29(a)	3,774	3,795,910
Mondelez International Inc., 4.75%, 02/20/29	3,165	3,214,119
Sysco Corp., 5.75%, 01/17/29	2,970	3,090,380
The Campbell's Co., 5.20%, 03/21/29(a)	3,760	3,842,675
Tyson Foods Inc.
4.35%, 03/01/29(a)	5,818	5,768,257
5.40%, 03/15/29	3,281	3,375,804
		32,803,992
Schedule of Investments
38

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Forest Products & Paper — 0.5%
Georgia-Pacific LLC, 7.75%, 11/15/29(a)	$2,775	$3,150,785
Suzano Austria GmbH, 6.00%, 01/15/29	8,894	9,073,048
		12,223,833
Gas — 0.6%
Atmos Energy Corp., 2.63%, 09/15/29(a)	2,722	2,537,483
NiSource Inc.
2.95%, 09/01/29	4,127	3,869,238
5.20%, 07/01/29(a)	3,302	3,376,182
ONE Gas Inc., 5.10%, 04/01/29	3,030	3,108,430
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29(a)	3,273	3,149,096
		16,040,429
Health Care - Products — 1.6%
Agilent Technologies Inc., 2.75%, 09/15/29	2,434	2,256,651
DH Europe Finance II SARL, 2.60%, 11/15/29(a)	4,619	4,286,818
GE HealthCare Technologies Inc., 4.80%, 08/14/29	6,057	6,101,820
Revvity Inc., 3.30%, 09/15/29	5,058	4,764,808
Solventum Corp., 5.40%, 03/01/29(a)	7,976	8,139,288
Stryker Corp., 4.25%, 09/11/29	4,485	4,460,489
Thermo Fisher Scientific Inc.
2.60%, 10/01/29(a)	4,589	4,277,110
5.00%, 01/31/29(a)	5,235	5,382,552
		39,669,536
Health Care - Services — 4.3%
Ascension Health, Series B, 2.53%, 11/15/29(a)	4,366	4,029,666
Centene Corp., 4.63%, 12/15/29	19,057	18,376,659
Cigna Group (The), 5.00%, 05/15/29	5,802	5,910,998
CommonSpirit Health, 3.35%, 10/01/29	4,085	3,867,756
Elevance Health Inc.
2.88%, 09/15/29	4,293	4,018,312
5.15%, 06/15/29	3,250	3,329,574
HCA Inc.
3.38%, 03/15/29	3,770	3,592,541
4.13%, 06/15/29	10,426	10,143,305
5.88%, 02/01/29	4,574	4,723,482
Humana Inc.
3.13%, 08/15/29(a)	2,288	2,137,216
3.70%, 03/23/29	3,674	3,540,424
ICON Investments Six DAC, 5.85%, 05/08/29	3,635	3,722,790
IQVIA Inc., 6.25%, 02/01/29	6,911	7,191,507
Laboratory Corp. of America Holdings, 2.95%, 12/01/29	3,527	3,282,911
Providence St. Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29	3,342	3,059,125
Quest Diagnostics Inc.
4.20%, 06/30/29	3,030	3,000,872
4.63%, 12/15/29(a)	3,597	3,612,352
Rush Obligated Group, Series 2020, 3.92%, 11/15/29	1,123	1,101,684
UnitedHealth Group Inc.
2.88%, 08/15/29	5,208	4,924,765
4.00%, 05/15/29(a)	4,681	4,628,014
4.25%, 01/15/29	6,764	6,763,773
4.70%, 04/15/29(a)	2,395	2,429,725
Universal Health Services Inc., 4.63%, 10/15/29	2,865	2,790,848
		110,178,299
Holding Companies - Diversified — 3.3%
Apollo Debt Solutions BDC, 6.90%, 04/13/29	5,330	5,481,700
Ares Capital Corp.
5.88%, 03/01/29(a)	5,605	5,654,546
Security	Par (000)	Value
Holding Companies - Diversified (continued)
5.95%, 07/15/29	$4,895	$4,958,357
Ares Strategic Income Fund, 6.35%, 08/15/29(a)(b)	3,906	3,971,613
Barings BDC Inc., 7.00%, 02/15/29	1,815	1,859,759
Blackstone Private Credit Fund
4.00%, 01/15/29	3,450	3,259,586
5.60%, 11/22/29(a)(b)	2,260	2,234,007
5.95%, 07/16/29	2,175	2,186,443
Blue Owl Capital Corp., 5.95%, 03/15/29(a)	4,800	4,764,374
Blue Owl Credit Income Corp.
6.60%, 09/15/29(a)(b)	4,908	4,965,809
7.75%, 01/15/29	3,289	3,457,684
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29	4,070	4,079,333
Franklin BSP Capital Corp., 7.20%, 06/15/29	2,206	2,244,366
FS KKR Capital Corp.
6.88%, 08/15/29(a)	3,188	3,240,554
7.88%, 01/15/29	1,975	2,064,279
Golub Capital BDC Inc., 6.00%, 07/15/29	4,249	4,259,791
Golub Capital Private Credit Fund, 5.80%, 09/12/29(b)	2,973	2,926,563
HPS Corporate Lending Fund
6.25%, 09/30/29(a)	1,975	2,004,234
6.75%, 01/30/29(a)	2,775	2,858,998
Main Street Capital Corp., 6.95%, 03/01/29	2,009	2,059,448
Morgan Stanley Direct Lending Fund, 6.15%, 05/17/29(a)	2,175	2,215,466
New Mountain Finance Corp., 6.88%, 02/01/29	1,872	1,887,564
Oaktree Specialty Lending Corp., 7.10%, 02/15/29	1,845	1,878,267
Oaktree Strategic Credit Fund, 6.50%, 07/23/29(a)	2,450	2,493,256
Sixth Street Lending Partners, 6.50%, 03/11/29	4,111	4,181,607
Sixth Street Specialty Lending Inc., 6.13%, 03/01/29(a)	2,105	2,131,057
		83,318,661
Home Builders — 0.1%
Toll Brothers Finance Corp., 3.80%, 11/01/29(a)	2,685	2,569,280
Home Furnishings — 0.2%
Leggett & Platt Inc., 4.40%, 03/15/29(a)	3,004	2,877,319
Whirlpool Corp., 4.75%, 02/26/29(a)	3,606	3,417,147
		6,294,466
Household Products & Wares — 0.2%
Clorox Co. (The), 4.40%, 05/01/29	2,890	2,894,447
Kimberly-Clark Corp., 3.20%, 04/25/29	3,432	3,319,036
		6,213,483
Insurance — 3.4%
Allstate Corp. (The), 5.05%, 06/24/29	2,933	2,990,473
American National Group Inc., 5.75%, 10/01/29	3,090	3,139,928
Aon Corp., 3.75%, 05/02/29	3,968	3,857,039
Aon North America Inc., 5.15%, 03/01/29(a)	5,905	6,028,196
Arthur J Gallagher & Co., 4.85%, 12/15/29	3,795	3,840,914
Axis Specialty Finance LLC, 3.90%, 07/15/29	1,840	1,769,624
Brown & Brown Inc., 4.50%, 03/15/29	2,215	2,206,808
Chubb INA Holdings LLC, 4.65%, 08/15/29	3,762	3,824,329
CNA Financial Corp., 3.90%, 05/01/29	2,818	2,745,286
CNO Financial Group Inc., 5.25%, 05/30/29	3,086	3,088,699
Corebridge Financial Inc., 3.85%, 04/05/29	5,554	5,383,302
Enstar Group Ltd., 4.95%, 06/01/29(a)	2,622	2,612,186
Essent Group Ltd., 6.25%, 07/01/29	2,418	2,480,172
F&G Annuities & Life Inc., 6.50%, 06/04/29(a)	3,115	3,175,688
39
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29	$2,987	$2,768,765
Markel Group Inc., 3.35%, 09/17/29	1,663	1,587,913
Marsh & McLennan Companies Inc., 4.38%, 03/15/29	8,344	8,361,823
NMI Holdings Inc., 6.00%, 08/15/29	2,340	2,368,109
PartnerRe Finance B LLC, 3.70%, 07/02/29	3,308	3,201,023
Principal Financial Group Inc., 3.70%, 05/15/29	3,011	2,915,445
Progressive Corp. (The)
4.00%, 03/01/29(a)	2,669	2,648,160
6.63%, 03/01/29	1,800	1,946,138
Reinsurance Group of America Inc., 3.90%, 05/15/29(a)	3,282	3,202,189
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29	2,201	2,112,869
SiriusPoint Ltd., 7.00%, 04/05/29	2,320	2,401,995
Unum Group, 4.00%, 06/15/29	2,437	2,383,151
Willis North America Inc., 2.95%, 09/15/29	4,290	3,995,120
		87,035,344
Internet — 0.9%
Amazon.com Inc.
3.45%, 04/13/29	6,362	6,250,617
4.65%, 12/01/29	6,747	6,924,603
Meta Platforms Inc., 4.30%, 08/15/29	4,532	4,570,504
Netflix Inc., 6.38%, 05/15/29(a)	5,359	5,769,227
		23,514,951
Iron & Steel — 0.1%
ArcelorMittal SA, 4.25%, 07/16/29	2,940	2,871,128
Leisure Time — 0.2%
Brunswick Corp./DE, 5.85%, 03/18/29(a)	2,170	2,198,563
Polaris Inc., 6.95%, 03/15/29(a)	2,745	2,827,730
		5,026,293
Lodging — 0.9%
Choice Hotels International Inc., 3.70%, 12/01/29(a)	2,486	2,333,462
Hyatt Hotels Corp., 5.25%, 06/30/29	3,730	3,743,449
Las Vegas Sands Corp.
3.90%, 08/08/29	3,908	3,628,782
6.00%, 08/15/29(a)	2,875	2,899,265
Marriott International Inc./MD
4.88%, 05/15/29	3,016	3,042,238
4.90%, 04/15/29	4,818	4,856,860
Sands China Ltd., 2.85%, 03/08/29	3,445	3,079,845
		23,583,901
Machinery — 2.1%
Caterpillar Financial Services Corp.
4.38%, 08/16/29(a)	3,167	3,183,783
4.70%, 11/15/29	4,835	4,924,030
4.85%, 02/27/29(a)	2,873	2,936,403
Caterpillar Inc., 2.60%, 09/19/29(a)	2,424	2,276,476
CNH Industrial Capital LLC
5.10%, 04/20/29(a)	2,350	2,380,934
5.50%, 01/12/29	2,520	2,587,365
Deere & Co., 5.38%, 10/16/29(a)	2,588	2,720,866
Dover Corp., 2.95%, 11/04/29(a)	1,853	1,728,101
IDEX Corp., 4.95%, 09/01/29(a)	2,659	2,684,829
Ingersoll Rand Inc., 5.18%, 06/15/29	3,645	3,716,890
John Deere Capital Corp.
2.80%, 07/18/29(a)	2,839	2,689,690
3.35%, 04/18/29(a)	2,550	2,474,570
Security	Par (000)	Value
Machinery (continued)
3.45%, 03/07/29(a)	$3,295	$3,207,520
4.50%, 01/16/29(a)	5,190	5,246,716
4.85%, 06/11/29(a)	4,375	4,487,911
4.85%, 10/11/29(a)	1,750	1,795,195
Nordson Corp., 4.50%, 12/15/29	2,605	2,583,245
Rockwell Automation Inc., 3.50%, 03/01/29(a)	2,934	2,847,363
		54,471,887
Manufacturing — 0.9%
3M Co.
2.38%, 08/26/29(a)	5,513	5,077,152
3.38%, 03/01/29	4,374	4,214,547
Parker-Hannifin Corp.
3.25%, 06/14/29	5,415	5,187,507
4.50%, 09/15/29	5,515	5,543,399
Pentair Finance SARL, 4.50%, 07/01/29	2,282	2,250,388
Textron Inc., 3.90%, 09/17/29	1,789	1,715,627
		23,988,620
Media — 2.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29	6,456	5,849,565
5.05%, 03/30/29(a)	7,413	7,395,298
6.10%, 06/01/29	8,036	8,309,034
Comcast Corp.
4.55%, 01/15/29(a)	5,463	5,518,999
5.10%, 06/01/29	4,501	4,641,572
Discovery Communications LLC, 4.13%, 05/15/29	4,222	3,946,134
Fox Corp., 4.71%, 01/25/29	11,583	11,564,930
Paramount Global, 4.20%, 06/01/29(a)	1,607	1,549,678
Walt Disney Co. (The), 2.00%, 09/01/29(a)	10,646	9,726,535
		58,501,745
Mining — 0.2%
Freeport-McMoRan Inc., 5.25%, 09/01/29	2,565	2,588,831
Newmont Corp., 2.80%, 10/01/29(a)	3,766	3,536,793
		6,125,624
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 3.25%, 02/15/29	4,098	3,818,026
Oil & Gas — 3.2%
BP Capital Markets America Inc.
4.70%, 04/10/29	5,370	5,433,875
4.87%, 11/25/29(a)	3,950	4,020,932
4.97%, 10/17/29(a)	5,275	5,390,005
Canadian Natural Resources Ltd., 5.00%, 12/15/29(a)(b)	3,645	3,635,309
Chevron USA Inc., 3.25%, 10/15/29	3,397	3,263,576
ConocoPhillips Co., 6.95%, 04/15/29(a)	3,209	3,508,762
Coterra Energy Inc., 4.38%, 03/15/29	2,424	2,384,530
Diamondback Energy Inc., 3.50%, 12/01/29(a)	5,697	5,410,809
EQT Corp.
4.50%, 01/15/29(b)	4,000	3,877,621
5.00%, 01/15/29	1,600	1,603,205
6.38%, 04/01/29(b)	1,045	1,068,035
Expand Energy Corp., 5.38%, 02/01/29	3,520	3,508,698
Exxon Mobil Corp., 2.44%, 08/16/29(a)	6,296	5,919,560
Helmerich & Payne Inc., 4.85%, 12/01/29(a)(b)	1,895	1,793,734
Hess Corp., 7.88%, 10/01/29	2,781	3,135,959
Occidental Petroleum Corp., 5.20%, 08/01/29	6,960	6,867,599
Patterson-UTI Energy Inc., 5.15%, 11/15/29(a)	2,222	2,148,177
Phillips 66 Co., 3.15%, 12/15/29	3,175	2,973,644
Schedule of Investments
40

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Shell Finance U.S. Inc., 2.38%, 11/07/29(a)	$7,813	$7,233,849
Shell International Finance BV, 2.38%, 11/07/29(a)	610	568,072
TotalEnergies Capital International SA, 3.46%, 02/19/29(a)	6,496	6,342,023
Valero Energy Corp., 4.00%, 04/01/29	2,331	2,276,911
		82,364,885
Oil & Gas Services — 0.2%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 3.14%, 11/07/29	2,925	2,764,010
NOV Inc., 3.60%, 12/01/29(a)	2,961	2,792,019
		5,556,029
Packaging & Containers — 0.5%
Amcor Group Finance PLC, 5.45%, 05/23/29	2,630	2,682,460
Packaging Corp. of America, 3.00%, 12/15/29(a)	2,822	2,632,316
Sonoco Products Co., 4.60%, 09/01/29(a)	3,390	3,340,175
WRKCo Inc., 4.90%, 03/15/29	4,262	4,282,056
		12,937,007
Pharmaceuticals — 6.6%
AbbVie Inc.
3.20%, 11/21/29	28,935	27,575,186
4.80%, 03/15/29(a)	13,795	14,064,991
Astrazeneca Finance LLC, 4.85%, 02/26/29	6,630	6,772,400
AstraZeneca PLC, 4.00%, 01/17/29	5,270	5,243,323
Becton Dickinson & Co.
4.87%, 02/08/29	2,855	2,882,080
5.08%, 06/07/29	4,425	4,504,976
Bristol-Myers Squibb Co.
3.40%, 07/26/29	12,937	12,521,043
4.90%, 02/22/29(a)	9,290	9,515,619
Cardinal Health Inc.
5.00%, 11/15/29	4,475	4,546,547
5.13%, 02/15/29(a)	3,190	3,258,649
Cencora Inc., 4.85%, 12/15/29(a)	3,550	3,589,708
CVS Health Corp.
3.25%, 08/15/29	9,334	8,798,362
5.00%, 01/30/29	5,142	5,195,970
5.40%, 06/01/29(a)	5,816	5,965,912
Eli Lilly & Co.
3.38%, 03/15/29	4,206	4,105,564
4.20%, 08/14/29(a)	5,371	5,395,622
4.50%, 02/09/29	5,272	5,357,433
GlaxoSmithKline Capital PLC, 3.38%, 06/01/29	5,768	5,577,955
Johnson & Johnson
4.80%, 06/01/29	6,506	6,702,771
6.95%, 09/01/29	1,065	1,187,215
McKesson Corp., 4.25%, 09/15/29	2,960	2,955,182
Merck & Co. Inc., 3.40%, 03/07/29	9,249	9,004,960
Novartis Capital Corp., 3.80%, 09/18/29(a)	5,685	5,614,729
Pfizer Inc., 3.45%, 03/15/29(a)	9,197	8,968,776
		169,304,973
Pipelines — 4.4%
Boardwalk Pipelines LP, 4.80%, 05/03/29(a)	2,516	2,517,007
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29(a)	6,367	6,075,666
Cheniere Energy Partners LP, 4.50%, 10/01/29	8,955	8,730,982
DCP Midstream Operating LP, 5.13%, 05/15/29	3,434	3,464,005
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29	1,742	1,639,689
Security	Par (000)	Value
Pipelines (continued)
Enbridge Inc.
3.13%, 11/15/29(a)	$5,057	$4,736,948
5.30%, 04/05/29	4,545	4,653,168
Energy Transfer LP
4.15%, 09/15/29	3,085	2,996,680
5.25%, 04/15/29(a)	8,053	8,159,659
5.25%, 07/01/29(a)	5,240	5,314,825
EnLink Midstream LLC, 5.38%, 06/01/29	2,820	2,871,257
Enterprise Products Operating LLC, 3.13%, 07/31/29	7,574	7,226,546
Kinder Morgan Inc.
5.00%, 02/01/29	7,045	7,118,379
5.10%, 08/01/29	2,812	2,856,863
MPLX LP, 4.80%, 02/15/29	4,061	4,063,537
ONEOK Inc.
3.40%, 09/01/29	3,447	3,252,127
4.35%, 03/15/29	3,809	3,748,731
4.40%, 10/15/29(a)	3,205	3,151,233
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29(a)	5,574	5,279,754
South Bow USA Infrastructure Holdings LLC, 5.03%, 10/01/29(b)	5,817	5,771,649
Targa Resources Corp., 6.15%, 03/01/29	5,625	5,868,547
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.88%, 01/15/29	1,865	1,906,586
Western Midstream Operating LP, 6.35%, 01/15/29	2,965	3,081,830
Williams Companies Inc. (The)
4.80%, 11/15/29	2,725	2,742,976
4.90%, 03/15/29(a)	5,882	5,940,902
		113,169,546
Real Estate — 0.1%
CBRE Services Inc., 5.50%, 04/01/29(a)	2,795	2,867,240
Real Estate Investment Trusts — 6.0%
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29	2,227	2,039,700
4.50%, 07/30/29(a)	1,698	1,680,305
American Homes 4 Rent LP, 4.90%, 02/15/29(a)	1,897	1,908,690
American Tower Corp.
3.80%, 08/15/29	9,086	8,791,374
3.95%, 03/15/29	3,083	3,006,169
5.20%, 02/15/29	4,026	4,114,821
AvalonBay Communities Inc., 3.30%, 06/01/29	2,262	2,166,116
Boston Properties LP, 3.40%, 06/21/29	5,092	4,774,714
Brixmor Operating Partnership LP, 4.13%, 05/15/29	4,369	4,254,201
Camden Property Trust, 3.15%, 07/01/29(a)	3,194	3,021,453
COPT Defense Properties LP, 2.00%, 01/15/29(a)	2,249	2,012,188
Crown Castle Inc.
3.10%, 11/15/29	2,994	2,780,972
4.30%, 02/15/29	3,677	3,609,894
4.90%, 09/01/29	3,070	3,077,847
5.60%, 06/01/29	4,195	4,303,605
CubeSmart LP, 4.38%, 02/15/29(a)	1,917	1,892,806
Digital Realty Trust LP, 3.60%, 07/01/29	5,042	4,851,123
EPR Properties, 3.75%, 08/15/29	2,005	1,871,273
Equinix Inc., 3.20%, 11/18/29(a)	6,811	6,410,247
ERP Operating LP, 3.00%, 07/01/29	3,206	3,017,894
Essex Portfolio LP, 4.00%, 03/01/29	2,917	2,845,616
41
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Extra Space Storage LP
3.90%, 04/01/29	$2,070	$2,005,154
4.00%, 06/15/29	1,947	1,891,256
Federal Realty OP LP, 3.20%, 06/15/29	1,988	1,876,021
GLP Capital LP/GLP Financing II Inc., 5.30%, 01/15/29	4,488	4,484,837
Healthpeak OP LLC, 3.50%, 07/15/29(a)	3,585	3,407,590
Highwoods Realty LP, 4.20%, 04/15/29	1,150	1,098,336
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29	3,963	3,658,925
Kilroy Realty LP, 4.25%, 08/15/29	2,447	2,313,263
Mid-America Apartments LP, 3.95%, 03/15/29(a)	2,981	2,921,912
Omega Healthcare Investors Inc., 3.63%, 10/01/29(a)	2,902	2,728,191
Piedmont Operating Partnership LP, 6.88%, 07/15/29(a)	1,625	1,658,231
Prologis LP
2.88%, 11/15/29	2,780	2,608,175
4.38%, 02/01/29	1,726	1,732,862
Public Storage Operating Co.
3.39%, 05/01/29	2,912	2,815,233
5.13%, 01/15/29(a)	2,453	2,527,777
Realty Income Corp.
3.10%, 12/15/29	3,423	3,205,307
3.25%, 06/15/29(a)	2,091	1,985,830
4.00%, 07/15/29(a)	2,787	2,722,066
4.75%, 02/15/29	2,375	2,394,575
Regency Centers LP, 2.95%, 09/15/29	2,724	2,550,940
Sabra Health Care LP, 3.90%, 10/15/29	2,264	2,124,870
Simon Property Group LP, 2.45%, 09/13/29(a)	6,920	6,362,775
Store Capital LLC, 4.63%, 03/15/29	1,778	1,735,798
Sun Communities Operating LP, 5.50%, 01/15/29(a)	2,935	3,014,237
UDR Inc., 4.40%, 01/26/29(a)	1,748	1,741,332
Ventas Realty LP, 4.40%, 01/15/29	4,171	4,132,423
Welltower OP LLC
2.05%, 01/15/29	2,633	2,418,663
4.13%, 03/15/29(a)	3,124	3,087,194
Weyerhaeuser Co., 4.00%, 11/15/29	4,180	4,068,128
WP Carey Inc., 3.85%, 07/15/29(a)	1,864	1,800,845
		153,503,754
Retail — 2.8%
AutoZone Inc.
3.75%, 04/18/29(a)	2,296	2,232,695
5.10%, 07/15/29	4,001	4,085,172
Darden Restaurants Inc., 4.55%, 10/15/29	2,440	2,423,576
Genuine Parts Co., 4.95%, 08/15/29	4,655	4,683,750
Home Depot Inc. (The)
2.95%, 06/15/29	8,451	8,045,427
4.75%, 06/25/29	6,980	7,121,919
4.90%, 04/15/29(a)	4,196	4,308,204
Lowe's Companies Inc.
3.65%, 04/05/29(a)	8,323	8,076,016
6.50%, 03/15/29(a)	2,365	2,535,482
McDonald's Corp.
2.63%, 09/01/29	5,540	5,176,654
5.00%, 05/17/29(a)	3,570	3,660,008
O'Reilly Automotive Inc., 3.90%, 06/01/29	3,008	2,933,644
Starbucks Corp., 3.55%, 08/15/29	5,615	5,430,935
Target Corp., 3.38%, 04/15/29(a)	6,235	6,054,346
Security	Par (000)	Value
Retail (continued)
Walmart Inc.
2.38%, 09/24/29	$1,213	$1,133,539
3.25%, 07/08/29(a)	3,345	3,259,044
		71,160,411
Semiconductors — 3.7%
Applied Materials Inc., 4.80%, 06/15/29	4,040	4,133,484
Broadcom Inc.
4.00%, 04/15/29(a)(b)	4,306	4,219,201
4.75%, 04/15/29(a)	9,101	9,179,156
5.05%, 07/12/29	11,526	11,755,692
Intel Corp.
2.45%, 11/15/29	10,869	9,784,110
4.00%, 08/05/29	4,998	4,844,608
KLA Corp., 4.10%, 03/15/29	5,525	5,486,903
Lam Research Corp., 4.00%, 03/15/29	5,527	5,479,870
Marvell Technology Inc., 5.75%, 02/15/29	3,066	3,170,970
Microchip Technology Inc., 5.05%, 03/15/29	5,750	5,761,726
Micron Technology Inc.
5.33%, 02/06/29	3,937	3,991,142
6.75%, 11/01/29	7,135	7,621,269
NXP BV/NXP Funding LLC/NXP USA Inc., 4.30%, 06/18/29(a)	5,464	5,340,239
Qorvo Inc., 4.38%, 10/15/29(a)	4,655	4,452,189
Texas Instruments Inc.
2.25%, 09/04/29	4,099	3,781,742
4.60%, 02/08/29	3,430	3,481,285
TSMC Arizona Corp., 4.13%, 04/22/29(a)	1,865	1,848,726
		94,332,312
Software — 2.7%
Adobe Inc., 4.80%, 04/04/29	4,045	4,153,968
AppLovin Corp., 5.13%, 12/01/29	5,629	5,675,774
Atlassian Corp., 5.25%, 05/15/29	3,030	3,079,822
Broadridge Financial Solutions Inc., 2.90%, 12/01/29	4,727	4,384,303
Cadence Design Systems Inc., 4.30%, 09/10/29	4,750	4,738,427
Fidelity National Information Services Inc., 3.75%, 05/21/29	1,810	1,749,165
Fiserv Inc., 3.50%, 07/01/29	16,275	15,512,983
Oracle Corp.
4.20%, 09/27/29	8,842	8,713,426
6.15%, 11/09/29(a)	6,845	7,269,264
Roper Technologies Inc.
2.95%, 09/15/29	4,236	3,960,005
4.50%, 10/15/29	2,997	2,983,608
Take-Two Interactive Software Inc., 5.40%, 06/12/29	2,060	2,113,367
Workday Inc., 3.70%, 04/01/29	4,840	4,682,760
		69,016,872
Telecommunications — 4.2%
America Movil SAB de CV, 3.63%, 04/22/29	4,893	4,726,683
AT&T Inc., 4.35%, 03/01/29	16,537	16,525,928
Cisco Systems Inc., 4.85%, 02/26/29	12,046	12,353,188
Juniper Networks Inc., 3.75%, 08/15/29	2,432	2,348,346
Motorola Solutions Inc.
4.60%, 05/23/29(a)	4,614	4,609,573
5.00%, 04/15/29	2,500	2,540,210
Rogers Communications Inc., 5.00%, 02/15/29(a)	6,945	7,003,736
T-Mobile USA Inc.
2.40%, 03/15/29(a)	2,827	2,612,157
2.63%, 02/15/29	5,362	4,996,806
Schedule of Investments
42

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2029 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
3.38%, 04/15/29	$12,848	$12,251,166
4.20%, 10/01/29(a)	4,205	4,153,819
4.85%, 01/15/29	5,302	5,357,991
Verizon Communications Inc.
3.88%, 02/08/29	5,970	5,872,202
4.02%, 12/03/29	22,005	21,600,179
		106,951,984
Toys, Games & Hobbies — 0.2%
Hasbro Inc., 3.90%, 11/19/29	5,158	4,906,002
Transportation — 1.4%
Canadian Pacific Railway Co., 2.88%, 11/15/29(a)	2,663	2,491,404
CSX Corp., 4.25%, 03/15/29(a)	5,356	5,343,936
FedEx Corp., 3.10%, 08/05/29(a)	5,233	4,925,394
Norfolk Southern Corp., 2.55%, 11/01/29(a)	2,464	2,272,209
Ryder System Inc.
4.90%, 12/01/29	1,804	1,810,388
4.95%, 09/01/29(a)	1,820	1,833,987
5.38%, 03/15/29	2,689	2,755,172
5.50%, 06/01/29(a)	1,580	1,622,107
Union Pacific Corp.
3.70%, 03/01/29(a)	4,120	4,041,607
6.63%, 02/01/29(a)	2,090	2,265,477
United Parcel Service Inc.
2.50%, 09/01/29	2,251	2,092,212
3.40%, 03/15/29(a)	3,889	3,775,305
		35,229,198
Trucking & Leasing — 0.1%
GATX Corp., 4.70%, 04/01/29	3,257	3,257,008
Water — 0.2%
American Water Capital Corp., 3.45%, 06/01/29	2,995	2,887,015
Security	Par (000)	Value
Water (continued)
Essential Utilities Inc., 3.57%, 05/01/29	$2,187	$2,092,336
		4,979,351
Total Long-Term Investments — 98.5% (Cost: $2,491,699,406)		2,524,747,381
	Shares
Short-Term Securities
Money Market Funds — 8.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(c)(d)(e)	190,082,476	190,158,509
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	14,060,000	14,060,000
Total Short-Term Securities — 8.0% (Cost: $204,201,358)		204,218,509
Total Investments — 106.5% (Cost: $2,695,900,764)		2,728,965,890
Liabilities in Excess of Other Assets — (6.5)%		(165,558,242)
Net Assets — 100.0%		$2,563,407,648

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$194,107,777	$—	$(3,894,275)(a)	$(8,532)	$(46,461)	$190,158,509	190,082,476	$227,692 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	5,720,000	8,340,000 (a)	—	—	—	14,060,000	14,060,000	200,286	—
				$(8,532)	$(46,461)	$204,218,509		$427,978	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

43
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2029 Term Corporate ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,524,747,381	$—	$2,524,747,381
Short-Term Securities
Money Market Funds	204,218,509	—	—	204,218,509
	$204,218,509	$2,524,747,381	$—	$2,728,965,890
See notes to financial statements.
Schedule of Investments
44

Schedule of Investments (unaudited)
April 30, 2025
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.4%
Interpublic Group of Companies Inc. (The), 4.75%, 03/30/30(a)	$2,672	$2,674,932
Omnicom Group Inc.
2.45%, 04/30/30(a)	2,224	1,994,676
4.20%, 06/01/30(a)	2,357	2,302,314
		6,971,922
Aerospace & Defense — 1.7%
Boeing Co. (The)
2.95%, 02/01/30	2,990	2,738,078
5.15%, 05/01/30	16,271	16,425,538
General Dynamics Corp., 3.63%, 04/01/30	3,830	3,715,111
Lockheed Martin Corp., 1.85%, 06/15/30	1,616	1,428,387
Northrop Grumman Corp., 4.40%, 05/01/30	3,157	3,140,823
RTX Corp., 2.25%, 07/01/30	4,063	3,637,503
		31,085,440
Agriculture — 1.8%
Altria Group Inc., 3.40%, 05/06/30	2,840	2,671,328
Archer-Daniels-Midland Co., 3.25%, 03/27/30	3,661	3,471,525
BAT Capital Corp.
4.91%, 04/02/30	3,950	3,970,393
6.34%, 08/02/30	3,683	3,936,347
Philip Morris International Inc.
1.75%, 11/01/30(a)	2,984	2,582,616
2.10%, 05/01/30(a)	2,872	2,562,934
4.38%, 04/30/30	1,835	1,826,299
5.13%, 02/15/30(a)	7,925	8,133,880
5.50%, 09/07/30	2,730	2,852,549
		32,007,871
Airlines — 0.2%
Southwest Airlines Co., 2.63%, 02/10/30	2,020	1,806,250
United Airlines Pass-Through Trust, Series 2018-1, Class AA, 3.50%, 09/01/31	1,170	1,095,260
		2,901,510
Apparel — 0.5%
NIKE Inc., 2.85%, 03/27/30	5,483	5,127,499
Ralph Lauren Corp., 2.95%, 06/15/30(a)	3,038	2,807,918
Tapestry Inc., 5.10%, 03/11/30(a)	1,815	1,821,560
		9,756,977
Auto Manufacturers — 2.9%
American Honda Finance Corp.
4.60%, 04/17/30(a)	2,700	2,696,141
4.80%, 03/05/30(a)	1,805	1,819,413
5.85%, 10/04/30(a)	1,899	2,005,332
Cummins Inc., 1.50%, 09/01/30(a)	3,115	2,694,896
Ford Motor Co., 9.63%, 04/22/30	1,605	1,816,723
Ford Motor Credit Co. LLC
4.00%, 11/13/30(a)	5,895	5,246,501
7.20%, 06/10/30	3,212	3,309,681
7.35%, 03/06/30	4,150	4,293,049
General Motors Financial Co. Inc.
3.60%, 06/21/30	4,015	3,694,576
5.35%, 01/07/30(a)	4,525	4,539,056
5.85%, 04/06/30	3,705	3,768,931
Toyota Motor Credit Corp.
2.15%, 02/13/30(a)	2,769	2,497,508
3.38%, 04/01/30	3,715	3,534,860
4.55%, 05/17/30	2,505	2,511,254
4.95%, 01/09/30(a)	2,510	2,563,112
Security	Par (000)	Value
Auto Manufacturers (continued)
5.55%, 11/20/30	$3,960	$4,158,429
		51,149,462
Auto Parts & Equipment — 0.2%
Lear Corp., 3.50%, 05/30/30(a)	1,337	1,242,729
Magna International Inc., 2.45%, 06/15/30	2,946	2,622,905
		3,865,634
Banks — 6.6%
Banco Santander SA
2.75%, 12/03/30	5,704	4,993,439
3.49%, 05/28/30	4,159	3,903,376
5.57%, 01/17/30(a)	3,020	3,115,697
Bank of Nova Scotia (The), 4.85%, 02/01/30	4,754	4,806,450
BankUnited Inc., 5.13%, 06/11/30(a)	937	901,784
Citizens Financial Group Inc.
2.50%, 02/06/30	1,334	1,193,313
3.25%, 04/30/30	2,840	2,606,663
Discover Bank, 2.70%, 02/06/30	1,807	1,627,147
First Horizon Bank, 5.75%, 05/01/30	1,390	1,393,008
Goldman Sachs Group Inc. (The)
2.60%, 02/07/30(a)	7,536	6,877,423
3.80%, 03/15/30(a)	9,204	8,871,899
HSBC Holdings PLC, 4.95%, 03/31/30	9,062	9,158,669
Huntington Bancshares Inc./Ohio, 2.55%, 02/04/30	2,801	2,526,413
Huntington National Bank (The), 5.65%, 01/10/30(a)	3,200	3,302,375
JPMorgan Chase & Co., 8.75%, 09/01/30	2,057	2,426,889
Mitsubishi UFJ Financial Group Inc.
2.05%, 07/17/30	4,905	4,296,819
2.56%, 02/25/30(a)	4,202	3,822,072
National Australia Bank Ltd./New York, 4.90%, 01/14/30	1,655	1,697,311
Northern Trust Corp., 1.95%, 05/01/30	4,175	3,709,346
PNC Financial Services Group Inc. (The), 2.55%, 01/22/30	7,727	7,058,712
State Street Corp.
2.40%, 01/24/30(a)	3,134	2,884,246
4.73%, 02/28/30(a)	850	860,016
4.83%, 04/24/30	1,145	1,161,736
Sumitomo Mitsui Financial Group Inc.
2.13%, 07/08/30	5,470	4,830,148
2.14%, 09/23/30	2,370	2,061,333
2.75%, 01/15/30	4,619	4,249,343
5.24%, 04/15/30(a)	2,940	3,012,787
5.71%, 01/13/30	4,815	5,024,624
5.85%, 07/13/30	2,508	2,637,903
Truist Bank, 2.25%, 03/11/30(a)	4,682	4,123,814
Truist Financial Corp., 1.95%, 06/05/30	2,932	2,554,968
U.S. Bancorp, 1.38%, 07/22/30(a)	4,836	4,117,410
Westpac Banking Corp., 2.65%, 01/16/30(a)	2,949	2,741,749
		118,548,882
Beverages — 2.3%
Anheuser-Busch InBev Worldwide Inc., 3.50%, 06/01/30	6,394	6,144,643
Coca-Cola Co. (The)
1.65%, 06/01/30(a)	5,487	4,845,526
3.45%, 03/25/30	4,559	4,427,033
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	3,597	3,326,534
Constellation Brands Inc.
2.88%, 05/01/30	2,499	2,290,275
45
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Beverages (continued)
4.80%, 05/01/30	$925	$926,720
Diageo Capital PLC, 2.00%, 04/29/30(a)	3,768	3,349,724
Diageo Investment Corp., 5.13%, 08/15/30	590	604,986
Keurig Dr Pepper Inc.
3.20%, 05/01/30(a)	2,883	2,698,928
4.60%, 05/15/30	1,325	1,325,618
PepsiCo Inc.
1.63%, 05/01/30	4,140	3,650,945
2.75%, 03/19/30	5,812	5,429,911
4.60%, 02/07/30(a)	2,200	2,239,149
		41,259,992
Biotechnology — 1.7%
Amgen Inc.
2.45%, 02/21/30	4,680	4,255,954
5.25%, 03/02/30(a)	9,987	10,268,392
Biogen Inc., 2.25%, 05/01/30	5,480	4,872,344
Gilead Sciences Inc., 1.65%, 10/01/30	3,875	3,354,045
Regeneron Pharmaceuticals Inc., 1.75%, 09/15/30	4,830	4,125,275
Royalty Pharma PLC, 2.20%, 09/02/30	3,885	3,372,618
		30,248,628
Building Materials — 1.2%
Carrier Global Corp., 2.72%, 02/15/30	7,327	6,767,014
CRH SMW Finance DAC, 5.13%, 01/09/30	2,855	2,908,893
Holcim Finance U.S. LLC, 4.95%, 04/07/30(b)	570	577,002
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.75%, 09/15/30	2,450	2,115,715
Martin Marietta Materials Inc., Series CB, 2.50%, 03/15/30(a)	2,134	1,936,310
Masco Corp., 2.00%, 10/01/30	1,266	1,086,400
Mohawk Industries Inc., 3.63%, 05/15/30(a)	1,370	1,294,072
Owens Corning
3.50%, 02/15/30	1,625	1,532,853
3.88%, 06/01/30	1,066	1,019,367
Vulcan Materials Co., 3.50%, 06/01/30	2,910	2,755,695
		21,993,321
Chemicals — 1.1%
Air Products and Chemicals Inc., 2.05%, 05/15/30	3,273	2,928,512
Dow Chemical Co. (The), 2.10%, 11/15/30(a)	3,270	2,837,269
Ecolab Inc., 4.80%, 03/24/30	2,507	2,558,690
EIDP Inc., 2.30%, 07/15/30(a)	1,873	1,690,046
Linde Inc./CT, 1.10%, 08/10/30	2,505	2,146,344
LYB International Finance III LLC, 2.25%, 10/01/30(a)	1,972	1,720,378
Nutrien Ltd., 2.95%, 05/13/30	1,975	1,822,987
PPG Industries Inc., 2.55%, 06/15/30	1,065	969,237
Sherwin-Williams Co. (The), 2.30%, 05/15/30	1,935	1,730,954
Westlake Corp., 3.38%, 06/15/30(a)	1,244	1,163,689
		19,568,106
Commercial Services — 1.5%
Automatic Data Processing Inc., 1.25%, 09/01/30	3,677	3,171,006
Block Financial LLC, 3.88%, 08/15/30	2,645	2,495,245
Emory University, Series 2020, 2.14%, 09/01/30	1,718	1,530,975
Equifax Inc., 3.10%, 05/15/30	2,105	1,943,499
Global Payments Inc., 2.90%, 05/15/30	3,970	3,575,639
PayPal Holdings Inc., 2.30%, 06/01/30	3,915	3,536,399
Quanta Services Inc., 2.90%, 10/01/30	3,818	3,459,163
RELX Capital Inc.
3.00%, 05/22/30	2,934	2,741,331
4.75%, 03/27/30	1,410	1,426,334
S&P Global Inc., 1.25%, 08/15/30(a)	2,072	1,767,707
Security	Par (000)	Value
Commercial Services (continued)
Trustees of Princeton University (The), 4.65%, 07/01/30	$10	$10,144
Yale University, Series 2020, 1.48%, 04/15/30	1,629	1,436,637
		27,094,079
Computers — 2.3%
Amdocs Ltd., 2.54%, 06/15/30	2,545	2,259,679
Apple Inc.
1.25%, 08/20/30	4,401	3,808,217
1.65%, 05/11/30(a)	6,592	5,862,829
4.15%, 05/10/30(a)	1,702	1,727,813
CGI Inc., 4.95%, 03/14/30(b)	1,535	1,542,142
Dell International LLC/EMC Corp.
4.35%, 02/01/30	2,585	2,539,457
5.00%, 04/01/30	2,420	2,434,595
6.20%, 07/15/30	2,775	2,938,992
HP Inc.
3.40%, 06/17/30(a)	1,965	1,815,983
5.40%, 04/25/30	1,460	1,473,949
International Business Machines Corp.
1.95%, 05/15/30	5,548	4,903,448
Series .., 4.80%, 02/10/30	2,990	3,026,039
Leidos Inc., 4.38%, 05/15/30	2,205	2,143,908
NetApp Inc., 2.70%, 06/22/30	2,864	2,576,857
Teledyne FLIR LLC, 2.50%, 08/01/30(a)	1,987	1,770,591
		40,824,499
Cosmetics & Personal Care — 1.2%
Colgate-Palmolive Co., 4.20%, 05/01/30	1,625	1,632,547
Estee Lauder Companies Inc. (The), 2.60%, 04/15/30	2,505	2,283,052
Kenvue Inc., 5.00%, 03/22/30(a)	3,730	3,847,338
Procter & Gamble Co. (The)
1.20%, 10/29/30(a)	4,721	4,048,636
3.00%, 03/25/30(a)	5,339	5,097,078
4.05%, 05/01/30	2,750	2,757,490
Unilever Capital Corp., 1.38%, 09/14/30	2,090	1,796,144
		21,462,285
Diversified Financial Services — 3.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.15%, 09/30/30	3,125	3,297,881
Affiliated Managers Group Inc., 3.30%, 06/15/30	1,600	1,486,831
Air Lease Corp.
3.00%, 02/01/30(a)	2,336	2,150,961
3.13%, 12/01/30	2,998	2,724,603
BGC Group Inc., 6.15%, 04/02/30(b)	1,785	1,783,075
Brookfield Finance Inc., 4.35%, 04/15/30	2,903	2,834,609
Cboe Global Markets Inc., 1.63%, 12/15/30	2,021	1,729,262
Charles Schwab Corp. (The), 4.63%, 03/22/30	2,172	2,199,816
CME Group Inc., 4.40%, 03/15/30	1,740	1,755,272
Franklin Resources Inc., 1.60%, 10/30/30	3,555	3,039,985
Intercontinental Exchange Inc., 2.10%, 06/15/30	4,915	4,397,054
Jefferies Financial Group Inc., 4.15%, 01/23/30(a)	3,962	3,816,753
LPL Holdings Inc.
5.15%, 06/15/30(a)	1,125	1,128,878
5.20%, 03/15/30(a)	2,370	2,391,744
Mastercard Inc., 3.35%, 03/26/30	5,335	5,137,182
Nomura Holdings Inc.
2.68%, 07/16/30	4,022	3,593,053
3.10%, 01/16/30(a)	5,469	5,057,575
Raymond James Financial Inc., 4.65%, 04/01/30	2,130	2,144,753
Stifel Financial Corp., 4.00%, 05/15/30	1,778	1,694,922
Schedule of Investments
46

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Visa Inc., 2.05%, 04/15/30	$5,358	$4,855,947
		57,220,156
Electric — 7.5%
AEP Texas Inc., Series I, 2.10%, 07/01/30	2,455	2,149,697
Alabama Power Co., Series 20-A, 1.45%, 09/15/30(a)	2,276	1,951,621
Ameren Illinois Co., 1.55%, 11/15/30(a)	1,291	1,113,580
American Electric Power Co. Inc., 2.30%, 03/01/30	1,521	1,361,481
Berkshire Hathaway Energy Co., 3.70%, 07/15/30	4,214	4,071,652
Black Hills Corp., 2.50%, 06/15/30	1,503	1,336,544
CenterPoint Energy Houston Electric LLC, 4.80%, 03/15/30	1,960	1,992,703
CenterPoint Energy Inc., 2.95%, 03/01/30(a)	1,565	1,447,491
Commonwealth Edison Co., 2.20%, 03/01/30	1,340	1,210,274
Connecticut Light and Power Co. (The), 4.95%, 01/15/30(a)	1,490	1,521,390
Consolidated Edison Co. of New York Inc., Series 20A, 3.35%, 04/01/30	2,515	2,403,430
Consumers Energy Co., 4.70%, 01/15/30(a)	2,530	2,565,097
Dominion Energy Inc.
5.00%, 06/15/30	2,140	2,162,319
Series C, 3.38%, 04/01/30	5,799	5,453,096
DTE Electric Co., 2.25%, 03/01/30(a)	2,173	1,973,540
DTE Energy Co.
2.95%, 03/01/30	1,190	1,095,809
5.20%, 04/01/30	3,965	4,036,430
Duke Energy Carolinas LLC
2.45%, 02/01/30(a)	1,855	1,701,611
4.85%, 03/15/30	1,500	1,530,611
Duke Energy Corp., 2.45%, 06/01/30	3,182	2,858,389
Duke Energy Florida LLC, 1.75%, 06/15/30(a)	1,923	1,686,129
Duke Energy Ohio Inc., 2.13%, 06/01/30	1,525	1,363,592
Edison International, 6.25%, 03/15/30(a)	915	926,743
Entergy Corp., 2.80%, 06/15/30	2,213	2,011,908
Entergy Louisiana LLC, 1.60%, 12/15/30(a)	1,238	1,059,157
Evergy Metro Inc., Series 2020, 2.25%, 06/01/30	1,607	1,439,615
Eversource Energy, Series R, 1.65%, 08/15/30	2,392	2,044,220
Exelon Corp., 4.05%, 04/15/30	4,652	4,536,257
FirstEnergy Corp.
2.65%, 03/01/30(a)	2,236	2,029,485
Series B, 2.25%, 09/01/30(a)	1,811	1,583,800
FirstEnergy Transmission LLC, 4.55%, 01/15/30	1,530	1,515,636
Florida Power & Light Co., 4.63%, 05/15/30(a)	1,860	1,885,396
Georgia Power Co., 4.55%, 03/15/30	2,060	2,071,167
Interstate Power & Light Co., 2.30%, 06/01/30	1,507	1,346,042
IPALCO Enterprises Inc., 4.25%, 05/01/30	1,885	1,797,552
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/30	2,069	1,882,551
4.95%, 02/07/30	825	841,106
Nevada Power Co., Series DD, 2.40%, 05/01/30	1,613	1,461,317
NextEra Energy Capital Holdings Inc.
2.25%, 06/01/30(a)	7,661	6,829,714
5.00%, 02/28/30(a)	2,332	2,378,198
5.05%, 03/15/30(a)	3,425	3,478,831
NSTAR Electric Co.
3.95%, 04/01/30	1,410	1,370,657
4.85%, 03/01/30	1,510	1,530,492
Ohio Power Co., Series P, 2.60%, 04/01/30(a)	1,202	1,092,586
Oklahoma Gas & Electric Co.
3.25%, 04/01/30(a)	1,389	1,309,564
3.30%, 03/15/30	844	798,734
Security	Par (000)	Value
Electric (continued)
Oncor Electric Delivery Co. LLC, 2.75%, 05/15/30	$2,613	$2,407,235
Pacific Gas and Electric Co., 4.55%, 07/01/30	11,393	11,085,458
PacifiCorp, 2.70%, 09/15/30(a)	1,497	1,346,779
PPL Capital Funding Inc., 4.13%, 04/15/30	1,618	1,586,767
Public Service Electric & Gas Co., 2.45%, 01/15/30(a)	1,159	1,064,108
Public Service Enterprise Group Inc.
1.60%, 08/15/30(a)	2,337	1,995,338
4.90%, 03/15/30	1,380	1,394,084
Puget Energy Inc., 4.10%, 06/15/30(a)	2,295	2,188,741
San Diego Gas & Electric Co., Series VVV, 1.70%, 10/01/30	3,057	2,623,621
Southern California Edison Co.
2.25%, 06/01/30	2,455	2,151,344
5.25%, 03/15/30	2,575	2,601,401
Southern Co. (The), Series A, 3.70%, 04/30/30	4,005	3,845,004
Tucson Electric Power Co., 1.50%, 08/01/30	1,135	969,678
Union Electric Co., 2.95%, 03/15/30	1,753	1,639,734
WEC Energy Group Inc., 1.80%, 10/15/30	852	738,405
Xcel Energy Inc., 3.40%, 06/01/30	2,532	2,377,155
		134,222,066
Electrical Components & Equipment — 0.2%
Acuity Brands Lighting Inc., 2.15%, 12/15/30	1,985	1,723,107
Emerson Electric Co., 1.95%, 10/15/30	1,405	1,241,244
		2,964,351
Electronics — 1.0%
Amphenol Corp., 2.80%, 02/15/30	3,538	3,301,427
Flex Ltd., 4.88%, 05/12/30	2,535	2,497,005
Honeywell International Inc.
1.95%, 06/01/30	3,999	3,543,919
4.70%, 02/01/30	3,870	3,914,586
Jabil Inc., 3.60%, 01/15/30(a)	1,943	1,829,045
Keysight Technologies Inc., 5.35%, 07/30/30(a)	1,130	1,160,329
Tyco Electronics Group SA, 4.63%, 02/01/30	1,265	1,273,064
		17,519,375
Environmental Control — 0.6%
Republic Services Inc.
2.30%, 03/01/30	2,502	2,273,827
4.75%, 07/15/30	1,365	1,386,219
Waste Connections Inc., 2.60%, 02/01/30(a)	2,271	2,087,450
Waste Management Inc.
4.63%, 02/15/30	2,775	2,814,487
4.65%, 03/15/30(a)	2,650	2,688,710
		11,250,693
Food — 2.4%
Conagra Brands Inc., 8.25%, 09/15/30	1,213	1,392,889
General Mills Inc.
2.88%, 04/15/30(a)	2,847	2,627,946
4.88%, 01/30/30	2,767	2,798,422
Hershey Co. (The)
1.70%, 06/01/30	1,423	1,253,264
4.75%, 02/24/30	1,825	1,866,865
Hormel Foods Corp., 1.80%, 06/11/30	3,778	3,339,210
Ingredion Inc., 2.90%, 06/01/30	2,468	2,280,301
J.M. Smucker Co. (The), 2.38%, 03/15/30	1,915	1,729,889
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 5.50%, 01/15/30	4,602	4,677,466
Kellanova, 2.10%, 06/01/30	1,842	1,640,456
Kraft Heinz Foods Co., 3.75%, 04/01/30(a)	2,935	2,821,660
Kroger Co. (The), 2.20%, 05/01/30	1,951	1,741,740
47
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
McCormick & Co. Inc./MD, 2.50%, 04/15/30(a)	$1,820	$1,642,940
Mondelez International Inc., 2.75%, 04/13/30	3,035	2,794,723
Sysco Corp.
2.40%, 02/15/30	2,040	1,845,351
5.10%, 09/23/30	1,880	1,914,491
5.95%, 04/01/30	3,860	4,062,940
The Campbell's Co., 2.38%, 04/24/30	2,075	1,861,604
		42,292,157
Forest Products & Paper — 0.2%
Suzano Austria GmbH, 5.00%, 01/15/30	3,650	3,566,529
Gas — 0.6%
CenterPoint Energy Resources Corp., 1.75%, 10/01/30	1,892	1,637,660
National Fuel Gas Co., 5.50%, 03/15/30	1,380	1,412,344
NiSource Inc., 3.60%, 05/01/30	3,825	3,646,741
ONE Gas Inc., 2.00%, 05/15/30	1,167	1,041,197
Southern California Gas Co., Series XX, 2.55%, 02/01/30(a)	2,451	2,245,558
Southwest Gas Corp., 2.20%, 06/15/30	1,745	1,535,917
		11,519,417
Hand & Machine Tools — 0.4%
Regal Rexnord Corp., 6.30%, 02/15/30	3,885	4,011,009
Stanley Black & Decker Inc., 2.30%, 03/15/30(a)	2,789	2,428,383
		6,439,392
Health Care - Products — 1.7%
Abbott Laboratories, 1.40%, 06/30/30(a)	2,354	2,063,897
Agilent Technologies Inc., 2.10%, 06/04/30	1,855	1,643,086
Baxter International Inc., 3.95%, 04/01/30(a)	2,047	1,974,103
Boston Scientific Corp., 2.65%, 06/01/30	4,366	4,012,550
Dentsply Sirona Inc., 3.25%, 06/01/30(a)	2,745	2,450,598
GE HealthCare Technologies Inc., 5.86%, 03/15/30(a)	4,542	4,759,315
Smith & Nephew PLC, 2.03%, 10/14/30	3,700	3,209,185
Stryker Corp.
1.95%, 06/15/30	3,842	3,397,013
4.85%, 02/10/30	2,842	2,881,955
Thermo Fisher Scientific Inc., 4.98%, 08/10/30	3,022	3,100,445
Zimmer Biomet Holdings Inc., 5.05%, 02/19/30(a)	1,580	1,604,405
		31,096,552
Health Care - Services — 3.8%
Advocate Health & Hospitals Corp., Series 2020, 2.21%, 06/15/30	95	85,346
Banner Health, 2.34%, 01/01/30	789	720,913
Baylor Scott & White Holdings, Series 2021, 1.78%, 11/15/30	1,101	954,713
Bon Secours Mercy Health Inc., 3.46%, 06/01/30	1,460	1,396,120
Centene Corp.
3.00%, 10/15/30	7,943	6,972,083
3.38%, 02/15/30	7,375	6,727,065
Cigna Group (The), 2.40%, 03/15/30	5,339	4,832,417
CommonSpirit Health, 2.78%, 10/01/30(a)	1,437	1,298,464
Elevance Health Inc.
2.25%, 05/15/30(a)	4,251	3,813,291
4.75%, 02/15/30	2,715	2,735,705
HCA Inc.
3.50%, 09/01/30(a)	10,498	9,803,003
5.25%, 03/01/30	2,030	2,061,409
Humana Inc., 4.88%, 04/01/30(a)	1,726	1,727,217
Security	Par (000)	Value
Health Care - Services (continued)
Laboratory Corp. of America Holdings, 4.35%, 04/01/30	$2,400	$2,358,406
Quest Diagnostics Inc., 2.95%, 06/30/30	2,954	2,735,864
Stanford Health Care, Series 2020, 3.31%, 08/15/30(a)	1,217	1,151,809
Sutter Health, Series 20A, 2.29%, 08/15/30(a)	2,090	1,850,026
UnitedHealth Group Inc.
2.00%, 05/15/30(a)	4,615	4,101,783
4.80%, 01/15/30	4,613	4,690,862
5.30%, 02/15/30	4,595	4,764,508
Universal Health Services Inc., 2.65%, 10/15/30	3,085	2,704,097
		67,485,101
Holding Companies - Diversified — 1.4%
Ares Strategic Income Fund, 5.60%, 02/15/30(a)(b)	2,810	2,767,489
Bain Capital Specialty Finance Inc., 5.95%, 03/15/30	1,175	1,151,450
Blackstone Private Credit Fund, 5.25%, 04/01/30(a)(b)	1,220	1,189,527
Blackstone Secured Lending Fund, 5.30%, 06/30/30(a)	1,568	1,527,158
Blue Owl Credit Income Corp., 5.80%, 03/15/30(b)	3,630	3,548,305
Carlyle Secured Lending Inc., 6.75%, 02/18/30	1,145	1,156,814
FS KKR Capital Corp., 6.13%, 01/15/30	2,300	2,260,958
Golub Capital Private Credit Fund, 5.88%, 05/01/30(a)(b)	1,735	1,700,308
MSD Investment Corp., 6.25%, 05/31/30(b)	1,730	1,697,968
North Haven Private Income Fund LLC, 5.75%, 02/01/30	970	962,378
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30(a)	1,105	1,121,728
Oaktree Specialty Lending Corp., 6.34%, 02/27/30	965	952,200
Sixth Street Lending Partners
5.75%, 01/15/30	1,981	1,958,678
6.13%, 07/15/30(a)(b)	2,933	2,943,759
Sixth Street Specialty Lending Inc., 5.63%, 08/15/30	980	969,477
		25,908,197
Home Builders — 0.2%
MDC Holdings Inc., 3.85%, 01/15/30(a)	1,035	987,638
NVR Inc., 3.00%, 05/15/30	3,435	3,159,334
		4,146,972
Household Products & Wares — 0.3%
Avery Dennison Corp., 2.65%, 04/30/30	2,090	1,884,142
Clorox Co. (The), 1.80%, 05/15/30	1,915	1,676,515
Kimberly-Clark Corp., 3.10%, 03/26/30	2,796	2,649,539
		6,210,196
Insurance — 3.7%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	1,080	1,281,984
Aflac Inc., 3.60%, 04/01/30	3,741	3,603,819
Alleghany Corp., 3.63%, 05/15/30	1,748	1,691,065
Allstate Corp. (The), 1.45%, 12/15/30	2,322	1,957,704
American Financial Group Inc./OH, 5.25%, 04/02/30(a)	1,093	1,121,565
American International Group Inc., 3.40%, 06/30/30	1,228	1,153,732
Aon Corp., 2.80%, 05/15/30	3,688	3,382,919
Assurant Inc., 3.70%, 02/22/30(a)	1,270	1,196,508
Athene Holding Ltd., 6.15%, 04/03/30(a)	1,900	1,994,583
AXA SA, 8.60%, 12/15/30(a)	3,072	3,606,650
Schedule of Investments
48

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30(a)	$2,695	$2,351,350
1.85%, 03/12/30(a)	1,780	1,612,331
Brighthouse Financial Inc., 5.63%, 05/15/30(a)	1,955	2,010,696
Chubb INA Holdings LLC, 1.38%, 09/15/30	3,660	3,151,557
CNA Financial Corp., 2.05%, 08/15/30	1,885	1,635,516
Fairfax Financial Holdings Ltd., 4.63%, 04/29/30	2,110	2,071,150
Fidelity National Financial Inc., 3.40%, 06/15/30	2,520	2,317,600
First American Financial Corp., 4.00%, 05/15/30(a)	1,683	1,590,198
Globe Life Inc., 2.15%, 08/15/30	1,614	1,401,553
Hanover Insurance Group Inc. (The), 2.50%, 09/01/30(a)	1,258	1,096,321
Kemper Corp., 2.40%, 09/30/30(a)	1,484	1,290,843
Lincoln National Corp., 3.05%, 01/15/30(a)	1,749	1,623,984
Loews Corp., 3.20%, 05/15/30	2,081	1,950,390
Marsh & McLennan Companies Inc.
2.25%, 11/15/30(a)	2,978	2,648,834
4.65%, 03/15/30	3,625	3,656,687
MetLife Inc., 4.55%, 03/23/30(a)	3,784	3,820,485
Principal Financial Group Inc., 2.13%, 06/15/30	2,289	2,019,714
Progressive Corp. (The), 3.20%, 03/26/30(a)	2,035	1,931,281
Prudential Financial Inc., 2.10%, 03/10/30(a)	1,723	1,551,947
Prudential Funding Asia PLC, 3.13%, 04/14/30(a)	3,641	3,426,378
Reinsurance Group of America Inc., 3.15%, 06/15/30	2,325	2,149,828
		66,299,172
Internet — 2.7%
Alibaba Group Holding Ltd., 4.88%, 05/26/30(a)(b)	3,115	3,164,195
Alphabet Inc.
1.10%, 08/15/30	7,792	6,723,350
4.00%, 05/15/30	3,625	3,622,501
Amazon.com Inc., 1.50%, 06/03/30	7,294	6,407,716
Baidu Inc.
2.38%, 10/09/30	345	309,654
3.43%, 04/07/30(a)	595	566,517
Booking Holdings Inc., 4.63%, 04/13/30	5,478	5,526,720
eBay Inc., 2.70%, 03/11/30	3,572	3,265,835
Expedia Group Inc., 3.25%, 02/15/30	4,562	4,258,550
JD.com Inc., 3.38%, 01/14/30(a)	1,795	1,701,148
Meta Platforms Inc., 4.80%, 05/15/30	3,720	3,832,032
Tencent Music Entertainment Group, 2.00%, 09/03/30	2,309	2,026,304
Uber Technologies Inc., 4.30%, 01/15/30	4,495	4,452,061
Weibo Corp., 3.38%, 07/08/30(a)	3,005	2,763,627
		48,620,210
INVESTMENT COMPANIES — 0.0%
Goldman Sachs Private Credit Corp., 6.25%, 05/06/30(b)	675	675,144
Iron & Steel — 0.7%
Nucor Corp.
2.70%, 06/01/30(a)	1,877	1,717,044
4.65%, 06/01/30(a)	1,995	1,993,877
Reliance Inc., 2.15%, 08/15/30	1,840	1,616,028
Steel Dynamics Inc., 3.45%, 04/15/30	2,207	2,080,941
Vale Overseas Ltd., 3.75%, 07/08/30	5,421	5,057,729
		12,465,619
Lodging — 0.6%
Hyatt Hotels Corp., 5.75%, 04/23/30	1,893	1,929,814
Las Vegas Sands Corp., 6.00%, 06/14/30	790	791,413
Security	Par (000)	Value
Lodging (continued)
Marriott International Inc./MD
4.80%, 03/15/30	$2,030	$2,031,741
Series FF, 4.63%, 06/15/30	3,833	3,809,673
Sands China Ltd., 4.38%, 06/18/30(a)	2,741	2,533,190
		11,095,831
Machinery — 1.3%
Caterpillar Financial Services Corp., 4.80%, 01/08/30(a)	1,389	1,422,035
Caterpillar Inc., 2.60%, 04/09/30(a)	3,106	2,878,850
Deere & Co., 3.10%, 04/15/30	2,848	2,689,786
Flowserve Corp., 3.50%, 10/01/30	2,160	1,991,611
IDEX Corp., 3.00%, 05/01/30(a)	2,190	2,006,475
John Deere Capital Corp.
2.45%, 01/09/30(a)	2,102	1,940,115
4.70%, 06/10/30	3,921	3,986,634
Oshkosh Corp., 3.10%, 03/01/30	1,264	1,157,489
Otis Worldwide Corp., 2.57%, 02/15/30	5,859	5,352,661
		23,425,656
Manufacturing — 0.5%
3M Co.
3.05%, 04/15/30(a)	2,545	2,367,450
4.80%, 03/15/30	1,610	1,624,061
Carlisle Companies Inc., 2.75%, 03/01/30	2,782	2,542,878
Textron Inc., 3.00%, 06/01/30	2,580	2,358,953
		8,893,342
Media — 1.6%
Comcast Corp.
2.65%, 02/01/30	5,799	5,369,277
3.40%, 04/01/30(a)	5,863	5,595,507
4.25%, 10/15/30(a)	5,742	5,679,651
Discovery Communications LLC, 3.63%, 05/15/30	3,813	3,383,988
Fox Corp., 3.50%, 04/08/30(a)	2,230	2,102,939
Paramount Global, 7.88%, 07/30/30	2,445	2,679,543
Walt Disney Co. (The), 3.80%, 03/22/30(a)	4,641	4,541,623
		29,352,528
Mining — 1.3%
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30	2,577	2,405,946
BHP Billiton Finance USA Ltd.
5.00%, 02/21/30	3,590	3,663,443
5.25%, 09/08/30(a)	3,366	3,477,488
Freeport-McMoRan Inc.
4.25%, 03/01/30(a)	1,628	1,580,497
4.63%, 08/01/30	2,355	2,314,901
Newmont Corp., 2.25%, 10/01/30(a)	3,394	3,026,474
Newmont Corp./Newcrest Finance Pty. Ltd., 3.25%, 05/13/30	2,490	2,349,641
Rio Tinto Finance USA PLC, 4.88%, 03/14/30	4,065	4,128,359
		22,946,749
Office & Business Equipment — 0.1%
CDW LLC/CDW Finance Corp., 5.10%, 03/01/30	2,410	2,409,352
Oil & Gas — 4.9%
APA Corp., 4.25%, 01/15/30(a)(b)	1,550	1,447,875
BP Capital Markets America Inc.
1.75%, 08/10/30(a)	4,015	3,489,336
3.63%, 04/06/30(a)	4,735	4,547,369
Canadian Natural Resources Ltd., 2.95%, 07/15/30(a)	2,100	1,903,640
Chevron Corp., 2.24%, 05/11/30	6,463	5,850,285
Chevron USA Inc., 4.69%, 04/15/30	2,970	3,022,795
49
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
ConocoPhillips Co., 4.70%, 01/15/30	$5,130	$5,173,395
Devon Energy Corp., 4.50%, 01/15/30(a)	2,512	2,454,413
Diamondback Energy Inc., 5.15%, 01/30/30	3,360	3,412,524
EOG Resources Inc., 4.38%, 04/15/30	2,965	2,949,401
EQT Corp.
7.00%, 02/01/30	3,023	3,224,783
7.50%, 06/01/30(b)	260	279,513
Expand Energy Corp., 5.38%, 03/15/30	4,230	4,198,680
Exxon Mobil Corp.
2.61%, 10/15/30(a)	7,534	6,919,567
3.48%, 03/19/30(a)	7,224	7,021,041
HF Sinclair Corp., 4.50%, 10/01/30	1,375	1,305,747
Marathon Petroleum Corp., 5.15%, 03/01/30	2,775	2,798,503
Occidental Petroleum Corp.
6.63%, 09/01/30(a)	5,452	5,648,003
8.88%, 07/15/30	3,740	4,197,436
Ovintiv Inc., 8.13%, 09/15/30(a)	1,114	1,238,188
Phillips 66, 2.15%, 12/15/30	3,390	2,958,434
Pioneer Natural Resources Co., 1.90%, 08/15/30	3,297	2,894,671
Shell Finance U.S. Inc., 2.75%, 04/06/30(a)	5,433	5,047,109
Shell International Finance BV, 2.75%, 04/06/30(a)	200	187,056
TotalEnergies Capital International SA, 2.83%, 01/10/30(a)	4,805	4,521,838
Valero Energy Corp., 5.15%, 02/15/30(a)	1,075	1,086,492
		87,778,094
Oil & Gas Services — 0.4%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc., 4.49%, 05/01/30	2,010	1,991,443
Halliburton Co., 2.92%, 03/01/30(a)	3,984	3,662,520
Schlumberger Investment SA, 2.65%, 06/26/30	1,681	1,525,953
		7,179,916
Packaging & Containers — 0.6%
Amcor Flexibles North America Inc.
2.63%, 06/19/30	2,235	2,008,875
5.10%, 03/17/30(b)	1,375	1,388,064
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30(b)	2,740	2,774,505
Sonoco Products Co., 3.13%, 05/01/30	2,470	2,270,350
WestRock MWV LLC, 8.20%, 01/15/30	1,425	1,629,504
		10,071,298
Pharmaceuticals — 5.2%
AbbVie Inc., 4.88%, 03/15/30	3,640	3,721,008
Astrazeneca Finance LLC, 4.90%, 03/03/30(a)	2,475	2,542,158
AstraZeneca PLC, 1.38%, 08/06/30	4,760	4,096,368
Becton Dickinson & Co., 2.82%, 05/20/30	2,736	2,504,966
Bristol-Myers Squibb Co., 1.45%, 11/13/30(a)	4,550	3,912,792
Cencora Inc., 2.80%, 05/15/30(a)	1,895	1,745,550
CVS Health Corp.
1.75%, 08/21/30	4,560	3,896,293
3.75%, 04/01/30	5,741	5,459,391
5.13%, 02/21/30(a)	5,515	5,575,682
Eli Lilly & Co., 4.75%, 02/12/30(a)	2,930	3,004,404
GlaxoSmithKline Capital Inc., 4.50%, 04/15/30	1,955	1,965,207
Johnson & Johnson
1.30%, 09/01/30	6,464	5,612,057
4.70%, 03/01/30	3,050	3,135,225
Merck & Co. Inc.
1.45%, 06/24/30	4,537	3,941,496
4.30%, 05/17/30(a)	2,805	2,816,101
Novartis Capital Corp., 2.20%, 08/14/30	5,460	4,937,052
Security	Par (000)	Value
Pharmaceuticals (continued)
Pfizer Inc.
1.70%, 05/28/30	$3,574	$3,140,970
2.63%, 04/01/30	4,788	4,415,233
Pfizer Investment Enterprises Pte Ltd., 4.65%, 05/19/30	11,105	11,252,223
Takeda Pharmaceutical Co. Ltd., 2.05%, 03/31/30	8,959	7,968,357
Viatris Inc., 2.70%, 06/22/30	5,448	4,714,294
Zoetis Inc., 2.00%, 05/15/30	2,730	2,423,784
		92,780,611
Pipelines — 3.4%
DCP Midstream Operating LP, 8.13%, 08/16/30	1,321	1,510,696
Enbridge Inc., 6.20%, 11/15/30	3,045	3,227,738
Energy Transfer LP
3.75%, 05/15/30	5,942	5,613,955
5.20%, 04/01/30	330	333,291
6.40%, 12/01/30	4,088	4,348,877
Enterprise Products Operating LLC, 2.80%, 01/31/30(a)	5,005	4,665,793
Kinder Morgan Inc., 5.15%, 06/01/30	1,805	1,819,532
MPLX LP, 2.65%, 08/15/30	5,633	5,040,556
ONEOK Inc.
3.10%, 03/15/30	2,926	2,698,739
3.25%, 06/01/30(a)	1,893	1,749,540
5.80%, 11/01/30	2,037	2,110,050
Plains All American Pipeline LP/PAA Finance Corp., 3.80%, 09/15/30(a)	3,027	2,856,136
Sabine Pass Liquefaction LLC, 4.50%, 05/15/30	7,705	7,599,396
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 03/01/30	3,785	3,777,283
TransCanada PipeLines Ltd., 4.10%, 04/15/30	4,533	4,379,317
Transcontinental Gas Pipe Line Co. LLC, 3.25%, 05/15/30	2,704	2,526,052
Western Midstream Operating LP, 4.05%, 02/01/30	4,173	3,965,803
Williams Companies Inc. (The), 3.50%, 11/15/30	3,897	3,647,504
		61,870,258
Real Estate — 0.1%
CBRE Services Inc., 4.80%, 06/15/30	1,385	1,378,212
Real Estate Investment Trusts — 5.7%
Agree LP, 2.90%, 10/01/30	1,512	1,376,084
Alexandria Real Estate Equities Inc.
4.70%, 07/01/30	1,683	1,662,548
4.90%, 12/15/30(a)	2,672	2,659,333
American Tower Corp.
1.88%, 10/15/30(a)	3,140	2,702,350
2.10%, 06/15/30	2,755	2,428,566
2.90%, 01/15/30	2,760	2,553,622
4.90%, 03/15/30	2,580	2,605,135
5.00%, 01/31/30	1,390	1,412,630
AvalonBay Communities Inc., 2.30%, 03/01/30	2,554	2,314,380
Boston Properties LP, 2.90%, 03/15/30	2,646	2,396,650
Brixmor Operating Partnership LP, 4.05%, 07/01/30	3,010	2,889,389
Camden Property Trust, 2.80%, 05/15/30	2,664	2,452,024
Crown Castle Inc., 3.30%, 07/01/30	2,745	2,542,218
CubeSmart LP, 3.00%, 02/15/30(a)	1,527	1,412,784
Equinix Inc., 2.15%, 07/15/30	4,062	3,593,262
ERP Operating LP, 2.50%, 02/15/30	2,389	2,179,438
Essex Portfolio LP, 3.00%, 01/15/30	1,948	1,800,948
Schedule of Investments
50

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Extra Space Storage LP
2.20%, 10/15/30	$1,660	$1,450,852
5.50%, 07/01/30	2,923	3,005,610
Federal Realty OP LP, 3.50%, 06/01/30	1,583	1,492,100
GLP Capital LP/GLP Financing II Inc., 4.00%, 01/15/30	2,691	2,538,577
Healthcare Realty Holdings LP, 3.10%, 02/15/30	2,561	2,351,070
Healthpeak OP LLC, 3.00%, 01/15/30	3,004	2,780,337
Highwoods Realty LP, 3.05%, 02/15/30(a)	1,140	1,017,614
Host Hotels & Resorts LP, Series I, 3.50%, 09/15/30	2,978	2,710,673
Invitation Homes Operating Partnership LP, 5.45%, 08/15/30(a)	1,877	1,925,799
Kilroy Realty LP, 3.05%, 02/15/30(a)	1,968	1,735,655
Kimco Realty OP LLC, 2.70%, 10/01/30(a)	1,738	1,579,047
Kite Realty Group Trust, 4.75%, 09/15/30	1,645	1,624,679
LXP Industrial Trust, 2.70%, 09/15/30	1,512	1,330,909
Mid-America Apartments LP, 2.75%, 03/15/30(a)	1,286	1,186,288
NNN REIT Inc., 2.50%, 04/15/30	1,538	1,384,862
Piedmont Operating Partnership LP, 3.15%, 08/15/30(a)	1,031	881,407
Prologis LP
1.25%, 10/15/30(a)	2,710	2,300,599
1.75%, 07/01/30	1,446	1,256,065
2.25%, 04/15/30	3,646	3,286,019
Realty Income Corp.
3.40%, 01/15/30	1,850	1,755,242
4.85%, 03/15/30(a)	2,310	2,333,328
Regency Centers LP, 3.70%, 06/15/30	2,275	2,184,882
Rexford Industrial Realty LP, 2.13%, 12/01/30	1,533	1,305,567
Simon Property Group LP, 2.65%, 07/15/30	2,976	2,714,820
Store Capital LLC
2.75%, 11/18/30	1,265	1,111,207
5.40%, 04/30/30(b)	1,025	1,022,691
UDR Inc., 3.20%, 01/15/30	2,350	2,204,714
Ventas Realty LP
3.00%, 01/15/30	2,472	2,293,801
4.75%, 11/15/30	1,773	1,772,342
VICI Properties LP, 4.95%, 02/15/30(a)	3,875	3,852,943
Welltower OP LLC, 3.10%, 01/15/30(a)	2,897	2,724,481
Weyerhaeuser Co., 4.00%, 04/15/30	2,934	2,839,257
		102,934,798
Retail — 3.5%
AutoNation Inc., 4.75%, 06/01/30	1,853	1,817,716
AutoZone Inc.
4.00%, 04/15/30(a)	3,223	3,131,212
5.13%, 06/15/30(a)	755	771,411
Best Buy Co. Inc., 1.95%, 10/01/30	2,495	2,141,065
Costco Wholesale Corp., 1.60%, 04/20/30	6,226	5,518,642
Dollar General Corp., 3.50%, 04/03/30(a)	3,311	3,106,403
Genuine Parts Co., 1.88%, 11/01/30(a)	1,835	1,560,373
Home Depot Inc. (The), 2.70%, 04/15/30(a)	5,736	5,321,124
Lowe's Companies Inc.
1.70%, 10/15/30(a)	4,655	3,995,260
4.50%, 04/15/30(a)	4,865	4,849,293
McDonald's Corp.
2.13%, 03/01/30	2,934	2,644,342
3.60%, 07/01/30(a)	3,941	3,791,555
4.60%, 05/15/30(a)	1,750	1,762,061
O'Reilly Automotive Inc., 4.20%, 04/01/30	1,875	1,839,891
Security	Par (000)	Value
Retail (continued)
Starbucks Corp.
2.25%, 03/12/30	$2,996	$2,687,596
2.55%, 11/15/30	4,715	4,226,306
Target Corp.
2.35%, 02/15/30(a)	2,796	2,559,962
2.65%, 09/15/30	1,952	1,787,946
TJX Companies Inc. (The), 3.88%, 04/15/30(a)	2,043	2,001,017
Tractor Supply Co., 1.75%, 11/01/30	2,548	2,172,665
Walmart Inc.
4.00%, 04/15/30(a)	1,730	1,732,732
4.35%, 04/28/30	2,210	2,236,457
7.55%, 02/15/30	1,500	1,727,292
		63,382,321
Semiconductors — 3.2%
Applied Materials Inc., 1.75%, 06/01/30	2,991	2,636,522
Broadcom Inc.
4.15%, 11/15/30	6,920	6,747,855
4.35%, 02/15/30	5,440	5,376,574
5.00%, 04/15/30	2,384	2,422,109
5.05%, 04/15/30	2,910	2,965,240
Intel Corp.
3.90%, 03/25/30	5,508	5,260,704
5.13%, 02/10/30	4,710	4,753,508
Lam Research Corp., 1.90%, 06/15/30	3,012	2,672,683
Microchip Technology Inc., 5.05%, 02/15/30	2,937	2,927,543
Micron Technology Inc., 4.66%, 02/15/30	3,209	3,159,598
NVIDIA Corp., 2.85%, 04/01/30	5,451	5,152,098
NXP BV/NXP Funding LLC/NXP USA Inc., 3.40%, 05/01/30	3,882	3,598,382
Qualcomm Inc., 2.15%, 05/20/30	4,537	4,095,819
Texas Instruments Inc., 1.75%, 05/04/30	3,023	2,673,496
Xilinx Inc., 2.38%, 06/01/30	3,119	2,832,261
		57,274,392
Shipbuilding — 0.2%
Huntington Ingalls Industries Inc.
4.20%, 05/01/30	1,975	1,907,154
5.35%, 01/15/30	1,800	1,835,387
		3,742,541
Software — 3.0%
Adobe Inc.
2.30%, 02/01/30	4,726	4,350,656
4.95%, 01/17/30	1,510	1,557,691
Autodesk Inc., 2.85%, 01/15/30	2,067	1,926,955
Fiserv Inc.
2.65%, 06/01/30	3,740	3,378,132
4.75%, 03/15/30(a)	3,225	3,221,591
Intuit Inc., 1.65%, 07/15/30	2,035	1,776,107
Microsoft Corp., 1.35%, 09/15/30(a)	1,504	1,315,971
Oracle Corp.
2.95%, 04/01/30(a)	11,969	11,064,987
3.25%, 05/15/30(a)	1,823	1,705,564
4.65%, 05/06/30	2,932	2,937,011
Paychex Inc., 5.10%, 04/15/30	3,980	4,042,359
Roper Technologies Inc., 2.00%, 06/30/30	2,435	2,131,773
ServiceNow Inc., 1.40%, 09/01/30	5,565	4,773,418
Synopsys Inc., 4.85%, 04/01/30	6,110	6,176,961
VMware LLC, 4.70%, 05/15/30	3,081	3,054,329
		53,413,505
Telecommunications — 5.6%
America Movil SAB de CV, 2.88%, 05/07/30	3,621	3,329,121
51
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2030 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
AT&T Inc., 4.30%, 02/15/30(a)	$11,490	$11,399,186
British Telecommunications PLC, 9.63%, 12/15/30	9,883	12,099,311
Cisco Systems Inc., 4.75%, 02/24/30	3,615	3,698,767
Deutsche Telekom International Finance BV, 8.75%, 06/15/30	13,056	15,371,310
Juniper Networks Inc., 2.00%, 12/10/30(a)	1,517	1,300,430
Koninklijke KPN NV, 8.38%, 10/01/30	2,272	2,651,758
Motorola Solutions Inc., 2.30%, 11/15/30	3,498	3,082,475
Telefonica Europe BV, 8.25%, 09/15/30	4,830	5,548,159
T-Mobile USA Inc., 3.88%, 04/15/30	25,478	24,593,213
Verizon Communications Inc.
1.50%, 09/18/30	3,891	3,333,801
1.68%, 10/30/30	4,241	3,641,375
3.15%, 03/22/30(a)	5,506	5,177,178
7.75%, 12/01/30(a)	2,165	2,488,950
Vodafone Group PLC, 7.88%, 02/15/30	1,823	2,095,871
		99,810,905
Transportation — 1.1%
Canadian Pacific Railway Co.
2.05%, 03/05/30(a)	1,979	1,765,793
4.80%, 03/30/30(a)	2,395	2,421,120
CSX Corp., 2.40%, 02/15/30	1,739	1,589,340
FedEx Corp., 4.25%, 05/15/30(a)	2,822	2,768,149
JB Hunt Transport Services Inc., 4.90%, 03/15/30	470	473,890
Norfolk Southern Corp., 5.05%, 08/01/30(a)	2,694	2,767,045
Ryder System Inc.
4.85%, 06/15/30	1,375	1,378,627
5.00%, 03/15/30	1,255	1,265,209
Union Pacific Corp., 2.40%, 02/05/30	2,897	2,653,587
United Parcel Service Inc., 4.45%, 04/01/30	2,786	2,806,100
		19,888,860
Trucking & Leasing — 0.1%
GATX Corp., 4.00%, 06/30/30(a)	2,032	1,954,978
Security	Par (000)	Value
Water — 0.2%
American Water Capital Corp., 2.80%, 05/01/30	$1,891	$1,741,423
Essential Utilities Inc., 2.70%, 04/15/30	1,873	1,704,962
		3,446,385
Total Long-Term Investments — 98.8% (Cost: $1,754,440,404)		1,773,670,439
	Shares
Short-Term Securities
Money Market Funds — 10.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(c)(d)(e)	174,477,552	174,547,343
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	13,140,000	13,140,000
Total Short-Term Securities — 10.5% (Cost: $187,677,583)		187,687,343
Total Investments — 109.3% (Cost: $1,942,117,987)		1,961,357,782
Liabilities in Excess of Other Assets — (9.3)%		(166,981,650)
Net Assets — 100.0%		$1,794,376,132

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$94,071,608	$80,512,319 (a)	$—	$(9,896)	$(26,688)	$174,547,343	174,477,552	$168,146 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,210,000	8,930,000 (a)	—	—	—	13,140,000	13,140,000	94,722	—
				$(9,896)	$(26,688)	$187,687,343		$262,868	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
52

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2030 Term Corporate ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,773,670,439	$—	$1,773,670,439
Short-Term Securities
Money Market Funds	187,687,343	—	—	187,687,343
	$187,687,343	$1,773,670,439	$—	$1,961,357,782
See notes to financial statements.
53
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2025
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.4%
Interpublic Group of Companies Inc. (The), 2.40%, 03/01/31	$2,416	$2,113,774
Omnicom Group Inc., 2.60%, 08/01/31(a)	4,297	3,760,210
		5,873,984
Aerospace & Defense — 2.2%
Boeing Co. (The)
3.63%, 02/01/31	6,797	6,351,211
6.39%, 05/01/31	4,485	4,785,853
General Dynamics Corp., 2.25%, 06/01/31	2,071	1,825,451
Howmet Aerospace Inc., 4.85%, 10/15/31(a)	1,775	1,785,830
L3Harris Technologies Inc.
1.80%, 01/15/31	3,470	2,951,731
5.25%, 06/01/31	3,320	3,392,143
Lockheed Martin Corp., 4.70%, 12/15/31	2,205	2,223,394
RTX Corp.
1.90%, 09/01/31	5,195	4,387,142
6.00%, 03/15/31	4,645	4,964,353
		32,667,108
Agriculture — 1.6%
BAT Capital Corp.
2.73%, 03/25/31(a)	5,790	5,141,953
5.83%, 02/20/31	4,095	4,264,587
Bunge Ltd. Finance Corp., 2.75%, 05/14/31	4,965	4,442,314
Philip Morris International Inc.
4.75%, 11/01/31	3,555	3,562,688
5.13%, 02/13/31	5,660	5,798,417
		23,209,959
Airlines — 0.1%
United Airlines Pass-Through Trust, Series 2019, Class AA, 4.15%, 02/25/33(a)	1,774	1,683,175
Auto Manufacturers — 4.6%
American Honda Finance Corp.
1.80%, 01/13/31	2,383	2,026,987
4.85%, 10/23/31	3,340	3,332,592
5.05%, 07/10/31(a)	3,575	3,631,231
Ford Motor Co., 7.45%, 07/16/31(a)	4,975	5,247,273
Ford Motor Credit Co. LLC
3.63%, 06/17/31	4,460	3,816,820
6.05%, 03/05/31(a)	4,455	4,350,613
6.05%, 11/05/31	5,850	5,669,516
General Motors Financial Co. Inc.
2.35%, 01/08/31	4,700	3,993,260
2.70%, 06/10/31(a)	4,828	4,139,415
5.60%, 06/18/31	4,645	4,658,091
5.75%, 02/08/31	4,772	4,816,667
Mercedes-Benz Finance North America LLC, 8.50%, 01/18/31(a)	6,800	8,017,050
Toyota Motor Corp., 2.36%, 03/25/31	2,059	1,824,419
Toyota Motor Credit Corp.
1.65%, 01/10/31(a)	2,540	2,180,042
1.90%, 09/12/31	2,443	2,072,879
4.60%, 10/10/31(a)	3,615	3,602,065
5.10%, 03/21/31(a)	4,270	4,371,355
		67,750,275
Banks — 3.7%
Banco Santander SA
2.96%, 03/25/31(a)	3,555	3,201,524
5.44%, 07/15/31	6,895	7,106,470
Security	Par (000)	Value
Banks (continued)
Bank of Montreal, 5.51%, 06/04/31(a)	$4,200	$4,370,099
Bank of New York Mellon Corp. (The)
1.65%, 01/28/31(a)	2,449	2,102,448
1.80%, 07/28/31	2,057	1,759,593
Bank of Nova Scotia (The), 2.15%, 08/01/31	3,416	2,936,668
Mizuho Financial Group Inc., 2.56%, 09/13/31(a)	4,511	3,873,348
Royal Bank of Canada, 2.30%, 11/03/31	7,443	6,457,468
State Street Corp., 2.20%, 03/03/31	4,342	3,786,731
Sumitomo Mitsui Financial Group Inc.
1.71%, 01/12/31(a)	2,345	1,988,683
2.22%, 09/17/31(a)	4,625	3,972,265
5.42%, 07/09/31	4,195	4,319,405
Toronto-Dominion Bank (The), 2.00%, 09/10/31(a)	4,805	4,144,963
Westpac Banking Corp., 2.15%, 06/03/31(a)	4,587	4,039,667
		54,059,332
Beverages — 2.0%
Anheuser-Busch InBev Worldwide Inc., 4.90%, 01/23/31	3,577	3,669,016
Coca-Cola Co. (The)
1.38%, 03/15/31(a)	5,790	4,932,984
2.00%, 03/05/31	3,327	2,939,395
Constellation Brands Inc., 2.25%, 08/01/31	4,760	4,066,179
Keurig Dr Pepper Inc.
2.25%, 03/15/31	2,182	1,900,525
Series 10, 5.20%, 03/15/31	3,080	3,152,940
PepsiCo Inc.
1.40%, 02/25/31(a)	4,077	3,472,252
1.95%, 10/21/31	5,790	4,991,189
		29,124,480
Biotechnology — 0.7%
Amgen Inc., 2.30%, 02/25/31(a)	5,903	5,193,317
Illumina Inc., 2.55%, 03/23/31(a)	2,678	2,302,938
Royalty Pharma PLC, 2.15%, 09/02/31(a)	3,274	2,753,586
		10,249,841
Building Materials — 1.1%
Carrier Global Corp., 2.70%, 02/15/31(a)	4,048	3,638,588
Eagle Materials Inc., 2.50%, 07/01/31	3,740	3,265,540
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 2.00%, 09/16/31	2,785	2,355,688
Martin Marietta Materials Inc., 2.40%, 07/15/31	4,771	4,137,021
Masco Corp., 2.00%, 02/15/31	3,218	2,728,310
		16,125,147
Chemicals — 0.7%
Air Products and Chemicals Inc., 4.75%, 02/08/31	2,828	2,868,737
Ecolab Inc., 1.30%, 01/30/31(a)	2,850	2,390,078
Huntsman International LLC, 2.95%, 06/15/31	2,115	1,742,318
NewMarket Corp., 2.70%, 03/18/31	2,131	1,873,352
Sherwin-Williams Co. (The), 4.80%, 09/01/31	1,750	1,751,732
		10,626,217
Commercial Services — 0.8%
Equifax Inc., 2.35%, 09/15/31	4,635	3,999,969
Global Payments Inc., 2.90%, 11/15/31	3,862	3,349,641
GXO Logistics Inc., 2.65%, 07/15/31(a)	1,738	1,467,615
Moody's Corp., 2.00%, 08/19/31(a)	3,275	2,803,460
		11,620,685
Computers — 2.7%
Accenture Capital Inc., 4.25%, 10/04/31	5,525	5,464,875
Apple Inc.
1.65%, 02/08/31	10,161	8,872,510
Schedule of Investments
54

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
1.70%, 08/05/31	$4,402	$3,817,083
CGI Inc., 2.30%, 09/14/31(a)	2,011	1,725,975
Fortinet Inc., 2.20%, 03/15/31(a)	2,503	2,182,911
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	5,625	5,560,955
HP Inc., 2.65%, 06/17/31	4,714	4,083,740
IBM International Capital Pte Ltd., 4.75%, 02/05/31(a)	2,510	2,520,539
Kyndryl Holdings Inc., 3.15%, 10/15/31(a)	3,128	2,747,294
Leidos Inc., 2.30%, 02/15/31	3,218	2,779,225
		39,755,107
Cosmetics & Personal Care — 0.6%
Estee Lauder Companies Inc. (The), 1.95%, 03/15/31(a)	2,845	2,431,386
Procter & Gamble Co. (The), 1.95%, 04/23/31(a)	3,717	3,288,670
Unilever Capital Corp., 1.75%, 08/12/31(a)	3,875	3,327,040
		9,047,096
Diversified Financial Services — 4.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.38%, 12/15/31	3,205	3,210,462
Air Lease Corp., 5.20%, 07/15/31	3,250	3,267,628
Ally Financial Inc.
8.00%, 11/01/31(a)	9,382	10,389,948
8.00%, 11/01/31	2,395	2,637,532
Blue Owl Finance LLC, 3.13%, 06/10/31(a)	2,775	2,422,687
Brookfield Finance Inc., 2.72%, 04/15/31	2,845	2,526,271
Charles Schwab Corp. (The)
1.65%, 03/11/31(a)	3,564	3,019,582
1.95%, 12/01/31	4,028	3,384,631
2.30%, 05/13/31	3,630	3,196,284
Intercontinental Exchange Inc., 5.25%, 06/15/31(a)	3,812	3,948,953
Jefferies Financial Group Inc., 2.63%, 10/15/31	4,738	3,996,646
Lazard Group LLC, 6.00%, 03/15/31	2,210	2,271,799
Mastercard Inc.
1.90%, 03/15/31(a)	2,768	2,433,319
2.00%, 11/18/31	3,687	3,180,364
Nasdaq Inc., 1.65%, 01/15/31(a)	3,822	3,268,911
Nomura Holdings Inc., 2.61%, 07/14/31	5,030	4,361,717
ORIX Corp., 2.25%, 03/09/31	2,012	1,755,663
Synchrony Financial, 2.88%, 10/28/31	3,609	3,054,597
Visa Inc., 1.10%, 02/15/31(a)	4,264	3,615,936
Western Union Co. (The), 2.75%, 03/15/31(a)	1,734	1,498,130
		67,441,060
Electric — 8.4%
AES Corp. (The), 2.45%, 01/15/31(a)	4,774	4,089,103
Ameren Corp., 3.50%, 01/15/31(a)	3,798	3,557,997
Appalachian Power Co., Series AA, 2.70%, 04/01/31	2,477	2,202,831
Arizona Public Service Co., 2.20%, 12/15/31	2,275	1,924,722
Atlantic City Electric Co., 2.30%, 03/15/31	1,788	1,569,734
Baltimore Gas & Electric Co., 2.25%, 06/15/31	2,827	2,485,174
Berkshire Hathaway Energy Co., 1.65%, 05/15/31(a)	2,534	2,137,768
CenterPoint Energy Houston Electric LLC, Series AE, 2.35%, 04/01/31	1,973	1,732,192
CenterPoint Energy Inc., 2.65%, 06/01/31	2,109	1,859,581
Connecticut Light and Power Co. (The), Series A, 2.05%, 07/01/31(a)	2,039	1,765,591
Consolidated Edison Co. of New York Inc., 2.40%, 06/15/31(a)	4,164	3,712,914
Consumers Energy Co., 4.50%, 01/15/31	2,585	2,599,632
Security	Par (000)	Value
Electric (continued)
Dominion Energy Inc., Series C, 2.25%, 08/15/31	$4,092	$3,507,197
Dominion Energy South Carolina Inc., Series A, 2.30%, 12/01/31	2,029	1,767,668
DTE Electric Co., Series C, 2.63%, 03/01/31	2,860	2,588,036
Duke Energy Carolinas LLC, 2.55%, 04/15/31	2,547	2,279,872
Duke Energy Corp., 2.55%, 06/15/31	4,756	4,175,681
Duke Energy Florida LLC, 2.40%, 12/15/31(a)	3,031	2,658,308
Duke Energy Progress LLC, 2.00%, 08/15/31	2,853	2,456,257
Emera U.S. Finance LP, 2.64%, 06/15/31(a)	2,427	2,109,961
Entergy Corp., 2.40%, 06/15/31	2,873	2,487,762
Entergy Louisiana LLC, 3.05%, 06/01/31(a)	1,432	1,316,782
Entergy Texas Inc., 1.75%, 03/15/31(a)	2,931	2,504,559
Eversource Energy
2.55%, 03/15/31	1,731	1,521,770
5.85%, 04/15/31	3,445	3,604,688
Exelon Corp., 5.13%, 03/15/31(a)	2,465	2,505,590
Georgia Power Co., 4.85%, 03/15/31	2,740	2,784,018
National Rural Utilities Cooperative Finance Corp.
1.35%, 03/15/31	1,851	1,536,812
1.65%, 06/15/31	1,460	1,228,860
5.00%, 02/07/31(a)	2,135	2,183,495
Northern States Power Co./MN, 2.25%, 04/01/31	1,880	1,670,007
NSTAR Electric Co., 1.95%, 08/15/31(a)	1,184	1,011,179
Ohio Power Co., Series Q, 1.63%, 01/15/31	2,245	1,882,653
Pacific Gas and Electric Co.
2.50%, 02/01/31	9,131	7,885,386
3.25%, 06/01/31	5,045	4,508,232
PacifiCorp
5.30%, 02/15/31(a)	3,380	3,467,218
7.70%, 11/15/31(a)	1,406	1,623,594
Progress Energy Inc.
7.00%, 10/30/31	1,787	1,975,332
7.75%, 03/01/31	2,947	3,377,858
Public Service Co. of Colorado
1.88%, 06/15/31	3,548	3,012,946
Series 35, 1.90%, 01/15/31	1,635	1,410,054
Public Service Co. of New Hampshire, Series V, 2.20%, 06/15/31(a)	1,426	1,248,778
Public Service Co. of Oklahoma, Series J, 2.20%, 08/15/31	1,984	1,689,882
Public Service Electric & Gas Co., 1.90%, 08/15/31	2,185	1,878,020
Public Service Enterprise Group Inc., 2.45%, 11/15/31	3,514	3,051,382
Southern California Edison Co.
5.45%, 06/01/31(a)	3,440	3,482,779
Series G, 2.50%, 06/01/31	2,088	1,800,181
Tampa Electric Co., 2.40%, 03/15/31	1,840	1,619,802
Virginia Electric & Power Co., 2.30%, 11/15/31(a)	2,412	2,096,893
Wisconsin Power and Light Co., 1.95%, 09/16/31	1,815	1,550,013
Xcel Energy Inc., 2.35%, 11/15/31	1,503	1,279,941
		124,376,685
Electronics — 1.6%
Amphenol Corp., 2.20%, 09/15/31(a)	3,981	3,454,626
Avnet Inc., 3.00%, 05/15/31	1,637	1,435,955
Honeywell International Inc.
1.75%, 09/01/31(a)	6,547	5,510,640
4.95%, 09/01/31	2,472	2,518,836
Hubbell Inc., 2.30%, 03/15/31	1,637	1,426,933
Jabil Inc., 3.00%, 01/15/31(a)	2,922	2,613,913
TD SYNNEX Corp., 2.65%, 08/09/31	2,340	1,983,662
55
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
Tyco Electronics Group SA, 4.50%, 02/09/31	$1,600	$1,594,272
Vontier Corp., 2.95%, 04/01/31	3,005	2,602,033
		23,140,870
Environmental Control — 0.7%
Republic Services Inc., 1.45%, 02/15/31	3,425	2,881,511
Waste Management Inc.
1.50%, 03/15/31(a)	4,673	3,974,516
4.95%, 07/03/31	3,010	3,079,916
		9,935,943
Food — 1.8%
Flowers Foods Inc., 2.40%, 03/15/31	2,319	1,988,705
General Mills Inc., 2.25%, 10/14/31(a)	2,671	2,295,233
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 3.75%, 12/01/31	2,374	2,178,080
Kellanova, Series B, 7.45%, 04/01/31	2,953	3,350,099
Kraft Heinz Foods Co., 4.25%, 03/01/31	2,194	2,139,326
Kroger Co. (The)
1.70%, 01/15/31	2,455	2,080,892
7.50%, 04/01/31	2,141	2,430,543
McCormick & Co. Inc./MD, 1.85%, 02/15/31	2,579	2,193,843
Mondelez International Inc., 1.50%, 02/04/31	2,674	2,246,541
Pilgrim's Pride Corp., 4.25%, 04/15/31	4,643	4,392,823
Sysco Corp., 2.45%, 12/14/31	2,369	2,049,096
		27,345,181
Forest Products & Paper — 0.5%
Georgia-Pacific LLC, 8.88%, 05/15/31	1,886	2,303,574
Suzano Austria GmbH, 3.75%, 01/15/31	5,221	4,727,893
		7,031,467
Gas — 0.8%
Atmos Energy Corp., 1.50%, 01/15/31	2,726	2,313,270
National Fuel Gas Co., 2.95%, 03/01/31	2,474	2,190,186
NiSource Inc., 1.70%, 02/15/31	3,604	3,048,138
Piedmont Natural Gas Co. Inc., 2.50%, 03/15/31	1,760	1,553,799
Southern Co. Gas Capital Corp., Series 2020-A, 1.75%, 01/15/31(a)	2,444	2,080,406
		11,185,799
Hand & Machine Tools — 0.1%
Kennametal Inc., 2.80%, 03/01/31(a)	1,525	1,353,293
Health Care - Products — 1.8%
Agilent Technologies Inc., 2.30%, 03/12/31	4,507	3,934,157
Baxter International Inc., 1.73%, 04/01/31(a)	3,430	2,870,479
Revvity Inc.
2.25%, 09/15/31	2,352	1,975,065
2.55%, 03/15/31(a)	1,950	1,685,134
Solventum Corp., 5.45%, 03/13/31(a)	4,600	4,698,505
STERIS Irish FinCo Unlimited Co., 2.70%, 03/15/31	3,333	2,959,329
Thermo Fisher Scientific Inc., 2.00%, 10/15/31(a)	5,685	4,904,435
Zimmer Biomet Holdings Inc., 2.60%, 11/24/31(a)	3,942	3,449,235
		26,476,339
Health Care - Services — 5.0%
Banner Health, 1.90%, 01/01/31	1,870	1,626,313
Bon Secours Mercy Health Inc., Series 20-2, 2.10%, 06/01/31	1,407	1,228,141
Cedars-Sinai Health System, Series 2021, 2.29%, 08/15/31	1,649	1,435,091
Centene Corp.
2.50%, 03/01/31	10,169	8,627,826
2.63%, 08/01/31	5,832	4,927,770
Security	Par (000)	Value
Health Care - Services (continued)
Cigna Group (The)
2.38%, 03/15/31	$7,313	$6,424,729
5.13%, 05/15/31(a)	3,690	3,770,415
CommonSpirit Health, 5.21%, 12/01/31	2,495	2,528,344
Elevance Health Inc.
2.55%, 03/15/31	4,600	4,097,400
4.95%, 11/01/31	4,215	4,251,521
HCA Inc.
2.38%, 07/15/31	4,405	3,759,080
5.45%, 04/01/31	7,960	8,116,287
Humana Inc., 5.38%, 04/15/31	6,039	6,122,666
Laboratory Corp. of America Holdings, 2.70%, 06/01/31(a)	2,346	2,084,845
OhioHealth Corp., 2.30%, 11/15/31	1,479	1,296,764
Quest Diagnostics Inc., 2.80%, 06/30/31	3,168	2,846,481
UnitedHealth Group Inc.
2.30%, 05/15/31	6,809	5,988,889
4.90%, 04/15/31(a)	4,449	4,528,847
		73,661,409
Holding Companies - Diversified — 0.9%
Apollo Debt Solutions BDC, 6.70%, 07/29/31	4,180	4,258,783
Ares Capital Corp., 3.20%, 11/15/31(a)	3,583	3,061,667
Blackstone Private Credit Fund, 6.25%, 01/25/31(a)	1,865	1,897,188
Blue Owl Credit Income Corp., 6.65%, 03/15/31(a)	3,470	3,512,543
		12,730,181
Home Builders — 0.1%
MDC Holdings Inc., 2.50%, 01/15/31	1,238	1,078,031
Home Furnishings — 0.1%
Whirlpool Corp., 2.40%, 05/15/31(a)	1,430	1,160,845
Household Products & Wares — 0.2%
Church & Dwight Co. Inc., 2.30%, 12/15/31	1,953	1,682,176
Kimberly-Clark Corp., 2.00%, 11/02/31(a)	2,263	1,976,776
		3,658,952
Insurance — 2.8%
Aon Corp./Aon Global Holdings PLC
2.05%, 08/23/31	1,972	1,693,273
2.60%, 12/02/31(a)	2,582	2,259,888
Aon North America Inc., 5.30%, 03/01/31(a)	2,930	3,012,618
Arthur J Gallagher & Co., 2.40%, 11/09/31	2,373	2,058,904
Assured Guaranty U.S. Holdings Inc., 3.15%, 06/15/31(a)	2,299	2,088,727
Athene Holding Ltd., 3.50%, 01/15/31(a)	2,404	2,224,543
Brown & Brown Inc., 2.38%, 03/15/31	3,605	3,113,894
Enstar Group Ltd., 3.10%, 09/01/31	2,547	2,218,347
Fairfax Financial Holdings Ltd., 3.38%, 03/03/31	2,364	2,152,182
Fidelity National Financial Inc., 2.45%, 03/15/31	2,777	2,373,244
First American Financial Corp., 2.40%, 08/15/31	3,031	2,565,349
Jackson Financial Inc., 3.13%, 11/23/31	2,621	2,262,330
Lincoln National Corp., 3.40%, 01/15/31(a)	1,467	1,350,463
Marsh & McLennan Companies Inc.
2.38%, 12/15/31(a)	1,993	1,723,810
4.85%, 11/15/31	5,175	5,224,879
Primerica Inc., 2.80%, 11/19/31	3,189	2,772,887
Stewart Information Services Corp., 3.60%, 11/15/31	2,013	1,802,174
		40,897,512
Internet — 2.2%
Alibaba Group Holding Ltd., 2.13%, 02/09/31(a)	6,280	5,506,889
Schedule of Investments
56

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
Amazon.com Inc., 2.10%, 05/12/31	$12,550	$11,105,665
Baidu Inc., 2.38%, 08/23/31	1,315	1,160,719
eBay Inc., 2.60%, 05/10/31(a)	4,109	3,629,812
Expedia Group Inc., 2.95%, 03/15/31	2,890	2,596,858
Meta Platforms Inc., 4.55%, 08/15/31(a)	4,555	4,616,500
VeriSign Inc., 2.70%, 06/15/31	3,929	3,475,099
		32,091,542
Iron & Steel — 0.2%
Steel Dynamics Inc., 3.25%, 01/15/31	2,873	2,641,771
Leisure Time — 0.1%
Brunswick Corp., 2.40%, 08/18/31(a)	2,561	2,092,778
Lodging — 0.8%
Choice Hotels International Inc., 3.70%, 01/15/31(a)	2,444	2,225,063
Hyatt Hotels Corp., 5.38%, 12/15/31	2,030	2,017,747
Marriott International Inc./MD, Series HH, 2.85%, 04/15/31	5,279	4,724,640
Sands China Ltd., 3.25%, 08/08/31(a)	3,000	2,552,003
		11,519,453
Machinery — 1.9%
Caterpillar Inc., 1.90%, 03/12/31(a)	1,662	1,457,941
Deere & Co., 7.13%, 03/03/31	1,185	1,354,597
IDEX Corp., 2.63%, 06/15/31	2,768	2,412,389
Ingersoll Rand Inc., 5.31%, 06/15/31(a)	2,485	2,546,808
John Deere Capital Corp.
1.45%, 01/15/31(a)	2,463	2,107,976
2.00%, 06/17/31(a)	2,757	2,401,381
4.40%, 09/08/31(a)	5,035	5,027,514
4.90%, 03/07/31(a)	3,596	3,675,437
nVent Finance SARL, 2.75%, 11/15/31	1,085	929,020
Otis Worldwide Corp., 5.13%, 11/19/31(a)	2,045	2,080,388
Rockwell Automation Inc., 1.75%, 08/15/31(a)	2,240	1,913,263
Xylem Inc./New York, 2.25%, 01/30/31(a)	2,917	2,549,417
		28,456,131
Manufacturing — 0.5%
Teledyne Technologies Inc., 2.75%, 04/01/31	5,304	4,725,319
Textron Inc., 2.45%, 03/15/31	2,383	2,075,319
		6,800,638
Media — 2.4%
Charter Communications Operating LLC/Charter Communications Operating Capital, 2.80%, 04/01/31	7,640	6,625,326
Comcast Corp.
1.50%, 02/15/31	8,618	7,282,581
1.95%, 01/15/31	7,378	6,404,266
Paramount Global, 4.95%, 01/15/31(a)	4,561	4,410,205
Walt Disney Co. (The), 2.65%, 01/13/31(a)	11,898	10,867,553
		35,589,931
Mining — 0.3%
Rio Tinto Alcan Inc., 7.25%, 03/15/31	1,937	2,179,302
Yamana Gold Inc., 2.63%, 08/15/31(a)	2,450	2,123,985
		4,303,287
Office & Business Equipment — 0.3%
CDW LLC/CDW Finance Corp., 3.57%, 12/01/31	4,584	4,142,626
Oil & Gas — 3.3%
Burlington Resources LLC, 7.20%, 08/15/31(a)	1,952	2,201,852
Devon Energy Corp., 7.88%, 09/30/31(a)	3,095	3,506,883
Security	Par (000)	Value
Oil & Gas (continued)
Diamondback Energy Inc., 3.13%, 03/24/31(a)	$4,156	$3,758,160
EQT Corp., 4.75%, 01/15/31(a)(b)	3,515	3,393,437
Helmerich & Payne Inc., 2.90%, 09/29/31(a)	2,828	2,333,176
Hess Corp., 7.30%, 08/15/31	2,999	3,371,138
HF Sinclair Corp., 5.75%, 01/15/31(a)	2,095	2,079,160
Occidental Petroleum Corp.
6.13%, 01/01/31	5,507	5,559,855
7.50%, 05/01/31(a)	4,140	4,439,236
7.88%, 09/15/31	2,371	2,585,791
Ovintiv Inc.
7.20%, 11/01/31	1,800	1,901,428
7.38%, 11/01/31	2,424	2,599,008
Phillips 66 Co., 5.25%, 06/15/31(a)	6,075	6,190,205
Pioneer Natural Resources Co., 2.15%, 01/15/31	3,794	3,329,281
Valero Energy Corp., 2.80%, 12/01/31(a)	2,476	2,175,595
		49,424,205
Packaging & Containers — 0.6%
Amcor Flexibles North America Inc., 2.69%, 05/25/31	3,900	3,447,006
Berry Global Inc., 5.80%, 06/15/31	3,460	3,624,513
WestRock MWV LLC, 7.95%, 02/15/31	1,433	1,642,917
		8,714,436
Pharmaceuticals — 5.0%
AbbVie Inc., 4.95%, 03/15/31	8,965	9,176,284
Astrazeneca Finance LLC
2.25%, 05/28/31(a)	3,605	3,196,702
4.90%, 02/26/31	4,745	4,868,696
Becton Dickinson & Co., 1.96%, 02/11/31	4,791	4,105,078
Bristol-Myers Squibb Co.
5.10%, 02/22/31	5,610	5,783,174
5.75%, 02/01/31(a)	4,594	4,895,263
Cencora Inc., 2.70%, 03/15/31	5,172	4,626,652
CVS Health Corp.
1.88%, 02/28/31(a)	5,974	5,033,331
2.13%, 09/15/31	4,688	3,945,860
5.25%, 01/30/31(a)	3,600	3,652,192
5.55%, 06/01/31	4,635	4,762,071
Johnson & Johnson, 4.90%, 06/01/31	4,685	4,854,513
Merck & Co. Inc., 2.15%, 12/10/31	8,934	7,768,045
Novartis Capital Corp., 4.00%, 09/18/31	3,525	3,452,166
Pfizer Inc., 1.75%, 08/18/31	5,028	4,308,037
		74,428,064
Pipelines — 2.6%
Boardwalk Pipelines LP, 3.40%, 02/15/31	2,474	2,248,205
Cheniere Energy Partners LP, 4.00%, 03/01/31	7,549	7,052,993
Kinder Morgan Energy Partners LP, 7.40%, 03/15/31	1,522	1,693,672
Kinder Morgan Inc.
2.00%, 02/15/31(a)	3,695	3,152,425
7.80%, 08/01/31	2,667	3,025,199
ONEOK Inc.
4.75%, 10/15/31	5,005	4,877,492
6.35%, 01/15/31	3,121	3,300,341
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.88%, 02/01/31	4,751	4,609,957
Williams Companies Inc. (The)
2.60%, 03/15/31	7,051	6,230,245
Series A, 7.50%, 01/15/31	1,625	1,819,972
		38,010,501
57
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate — 0.1%
CBRE Services Inc., 2.50%, 04/01/31(a)	$2,449	$2,134,965
Real Estate Investment Trusts — 9.4%
Alexandria Real Estate Equities Inc., 3.38%, 08/15/31	3,902	3,542,644
American Assets Trust LP, 3.38%, 02/01/31(a)	2,456	2,142,215
American Homes 4 Rent LP, 2.38%, 07/15/31	2,166	1,866,579
American Tower Corp.
2.30%, 09/15/31	3,614	3,111,063
2.70%, 04/15/31	3,545	3,149,848
AvalonBay Communities Inc., 2.45%, 01/15/31	2,416	2,153,698
Boston Properties LP, 3.25%, 01/30/31(a)	6,209	5,600,942
Brixmor Operating Partnership LP, 2.50%, 08/16/31(a)	2,477	2,137,508
Broadstone Net Lease LLC, 2.60%, 09/15/31	1,810	1,524,165
COPT Defense Properties LP, 2.75%, 04/15/31	2,930	2,541,225
Crown Castle Inc.
2.10%, 04/01/31	4,940	4,195,717
2.25%, 01/15/31	5,392	4,650,982
2.50%, 07/15/31(a)	3,577	3,079,271
CubeSmart LP, 2.00%, 02/15/31(a)	1,855	1,582,020
DOC DR LLC, 2.63%, 11/01/31	2,331	2,010,131
EPR Properties, 3.60%, 11/15/31	1,306	1,155,160
Equinix Inc., 2.50%, 05/15/31	4,945	4,331,121
ERP Operating LP, 1.85%, 08/01/31(a)	2,233	1,905,709
Essential Properties LP, 2.95%, 07/15/31	2,052	1,771,551
Essex Portfolio LP
1.65%, 01/15/31	1,357	1,145,180
2.55%, 06/15/31(a)	1,280	1,130,582
Extra Space Storage LP
2.40%, 10/15/31	2,847	2,432,592
2.55%, 06/01/31	2,118	1,834,723
5.90%, 01/15/31	3,045	3,171,691
GLP Capital LP/GLP Financing II Inc., 4.00%, 01/15/31	3,411	3,165,817
Healthcare Realty Holdings LP, 2.00%, 03/15/31	3,947	3,328,436
Healthpeak OP LLC, 2.88%, 01/15/31	3,118	2,795,755
Highwoods Realty LP, 2.60%, 02/01/31	1,221	1,037,790
Host Hotels & Resorts LP, Series J, 2.90%, 12/15/31	2,234	1,909,881
Invitation Homes Operating Partnership LP, 2.00%, 08/15/31	3,360	2,817,506
Kimco Realty OP LLC, 2.25%, 12/01/31	2,077	1,774,118
Kite Realty Group LP, 4.95%, 12/15/31	1,210	1,194,198
LXP Industrial Trust, 2.38%, 10/01/31	1,785	1,493,511
Mid-America Apartments LP, 1.70%, 02/15/31	2,223	1,893,307
National Health Investors Inc., 3.00%, 02/01/31	2,166	1,890,339
Omega Healthcare Investors Inc., 3.38%, 02/01/31	3,578	3,241,295
Phillips Edison Grocery Center Operating Partnership I LP, 2.63%, 11/15/31(a)	1,580	1,352,841
Prologis LP
1.63%, 03/15/31	2,100	1,773,018
1.75%, 02/01/31(a)	2,316	1,977,406
Public Storage Operating Co.
2.25%, 11/09/31(a)	2,723	2,354,907
2.30%, 05/01/31(a)	2,842	2,499,670
Rayonier LP, 2.75%, 05/17/31	2,242	1,948,549
Realty Income Corp.
3.20%, 02/15/31(a)	2,185	2,013,723
3.25%, 01/15/31	4,200	3,886,261
Rexford Industrial Realty LP, 2.15%, 09/01/31	2,077	1,734,752
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Sabra Health Care LP, 3.20%, 12/01/31	$3,661	$3,231,826
Safehold GL Holdings LLC, 2.80%, 06/15/31(a)	1,980	1,746,469
Simon Property Group LP, 2.20%, 02/01/31(a)	3,490	3,046,405
Store Capital LLC, 2.70%, 12/01/31	2,073	1,751,587
Sun Communities Operating LP, 2.70%, 07/15/31	3,663	3,201,577
Tanger Properties LP, 2.75%, 09/01/31	1,777	1,531,004
UDR Inc., 3.00%, 08/15/31	3,071	2,746,573
Ventas Realty LP, 2.50%, 09/01/31	2,420	2,114,061
VICI Properties LP, 5.13%, 11/15/31	3,605	3,570,590
Welltower OP LLC
2.75%, 01/15/31	2,981	2,699,551
2.80%, 06/01/31	3,330	2,993,537
WP Carey Inc., 2.40%, 02/01/31	2,510	2,189,045
		139,071,622
Retail — 2.5%
AutoNation Inc., 2.40%, 08/01/31	2,068	1,733,582
AutoZone Inc., 1.65%, 01/15/31	3,249	2,744,327
Dollar Tree Inc., 2.65%, 12/01/31(a)	3,909	3,391,366
Home Depot Inc. (The)
1.38%, 03/15/31	5,744	4,828,147
1.88%, 09/15/31	4,584	3,918,032
4.85%, 06/25/31	4,530	4,625,571
Lowe's Companies Inc., 2.63%, 04/01/31	7,296	6,515,514
O'Reilly Automotive Inc., 1.75%, 03/15/31	2,843	2,397,379
Ross Stores Inc., 1.88%, 04/15/31	2,872	2,436,122
Starbucks Corp., 4.90%, 02/15/31(a)	2,469	2,501,821
TJX Companies Inc. (The), 1.60%, 05/15/31	2,725	2,326,390
		37,418,251
Semiconductors — 3.9%
Analog Devices Inc., 2.10%, 10/01/31	4,981	4,298,225
Broadcom Inc.
2.45%, 02/15/31(b)	12,654	11,188,752
5.15%, 11/15/31	7,139	7,273,247
Intel Corp.
2.00%, 08/12/31	5,801	4,849,000
5.00%, 02/21/31(a)	2,840	2,841,126
Marvell Technology Inc., 2.95%, 04/15/31(a)	3,983	3,578,096
Micron Technology Inc., 5.30%, 01/15/31	5,045	5,069,874
NVIDIA Corp., 2.00%, 06/15/31(a)	5,327	4,699,135
NXP BV/NXP Funding LLC/NXP USA Inc., 2.50%, 05/11/31(a)	4,900	4,225,261
Skyworks Solutions Inc., 3.00%, 06/01/31	2,480	2,133,550
Texas Instruments Inc., 1.90%, 09/15/31(a)	2,091	1,808,759
TSMC Arizona Corp., 2.50%, 10/25/31	6,030	5,344,028
		57,309,053
Software — 3.6%
AppLovin Corp., 5.38%, 12/01/31	3,820	3,859,742
Autodesk Inc., 2.40%, 12/15/31(a)	4,865	4,206,476
Broadridge Financial Solutions Inc., 2.60%, 05/01/31	5,006	4,389,860
Electronic Arts Inc., 1.85%, 02/15/31	4,239	3,642,447
Fidelity National Information Services Inc., 2.25%, 03/01/31(a)	4,150	3,593,939
Fiserv Inc., 5.35%, 03/15/31(a)	2,408	2,467,127
Oracle Corp., 2.88%, 03/25/31	15,263	13,742,422
Roper Technologies Inc., 1.75%, 02/15/31	4,768	4,028,916
Salesforce Inc., 1.95%, 07/15/31(a)	7,015	6,108,684
VMware LLC, 2.20%, 08/15/31	7,501	6,377,874
		52,417,487
Schedule of Investments
58

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2031 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications — 6.6%
AT&T Inc., 2.75%, 06/01/31	$14,791	$13,274,804
Cisco Systems Inc., 4.95%, 02/26/31	10,600	10,906,005
Motorola Solutions Inc., 2.75%, 05/24/31	4,396	3,908,165
Orange SA, 9.00%, 03/01/31(a)	11,933	14,503,003
T-Mobile USA Inc.
2.25%, 11/15/31	4,835	4,151,103
2.55%, 02/15/31	11,619	10,299,312
2.88%, 02/15/31	4,597	4,142,014
3.50%, 04/15/31	11,385	10,581,321
Verizon Communications Inc.
1.75%, 01/20/31	10,854	9,276,289
2.55%, 03/21/31	17,582	15,655,035
		96,697,051
Transportation — 1.7%
Canadian Pacific Railway Co.
2.45%, 12/02/31(a)	6,423	5,583,967
7.13%, 10/15/31	1,728	1,935,498
FedEx Corp., 2.40%, 05/15/31(a)	4,596	4,018,334
Norfolk Southern Corp., 2.30%, 05/15/31(a)	2,942	2,584,807
Union Pacific Corp., 2.38%, 05/20/31	4,786	4,274,110
Walmart Inc., 1.80%, 09/22/31	7,934	6,888,256
		25,284,972
Trucking & Leasing — 0.1%
GATX Corp., 1.90%, 06/01/31(a)	2,387	2,008,844
Water — 0.2%
American Water Capital Corp., 2.30%, 06/01/31	2,385	2,079,230
Essential Utilities Inc., 2.40%, 05/01/31	1,738	1,516,547
		3,595,777
Total Long-Term Investments — 98.9% (Cost: $1,432,778,135)		1,457,419,358
Security	Shares	Value
Short-Term Securities
Money Market Funds — 9.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(c)(d)(e)	130,472,495	$130,524,684
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	3,860,000	3,860,000
Total Short-Term Securities — 9.1% (Cost: $134,381,925)		134,384,684
Total Investments — 108.0% (Cost: $1,567,160,060)		1,591,804,042
Liabilities in Excess of Other Assets — (8.0)%		(118,399,683)
Net Assets — 100.0%		$1,473,404,359

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$112,030,287	$18,529,317 (a)	$—	$(6,195)	$(28,725)	$130,524,684	130,472,495	$154,821 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	620,000	3,240,000 (a)	—	—	—	3,860,000	3,860,000	88,021	—
				$(6,195)	$(28,725)	$134,384,684		$242,842	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

59
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2031 Term Corporate ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,457,419,358	$—	$1,457,419,358
Short-Term Securities
Money Market Funds	134,384,684	—	—	134,384,684
	$134,384,684	$1,457,419,358	$—	$1,591,804,042
See notes to financial statements.
Schedule of Investments
60

Schedule of Investments (unaudited)
April 30, 2025
iShares® iBonds® Dec 2034 Term Corporate ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.2%
Omnicom Group Inc., 5.30%, 11/01/34(a)	$637	$634,074
Aerospace & Defense — 2.7%
Boeing Co. (The)
3.60%, 05/01/34	1,146	985,532
6.53%, 05/01/34	2,496	2,686,587
L3Harris Technologies Inc., 5.35%, 06/01/34	845	853,241
Lockheed Martin Corp.
4.75%, 02/15/34	903	891,213
4.80%, 08/15/34	739	731,476
Northrop Grumman Corp., 4.90%, 06/01/34	993	985,169
RTX Corp., 6.10%, 03/15/34(a)	1,636	1,758,756
		8,891,974
Agriculture — 1.4%
BAT Capital Corp., 6.00%, 02/20/34	891	931,619
Bunge Ltd. Finance Corp., 4.65%, 09/17/34	888	860,063
Philip Morris International Inc.
4.90%, 11/01/34(a)	837	824,951
5.25%, 02/13/34	1,925	1,944,548
		4,561,181
Airlines — 0.1%
American Airlines Pass-Through Trust, Series A, Class A, 2.88%, 01/11/36(a)	498	431,387
Auto Manufacturers — 2.6%
American Honda Finance Corp., 4.90%, 01/10/34(a)	860	844,267
Cummins Inc., 5.15%, 02/20/34	861	873,033
Ford Motor Credit Co. LLC, 6.13%, 03/08/34	1,715	1,619,355
General Motors Financial Co. Inc.
5.45%, 09/06/34	933	895,512
5.95%, 04/04/34	1,302	1,296,514
6.10%, 01/07/34	1,533	1,542,680
PACCAR Financial Corp., 5.00%, 03/22/34	423	426,457
Toyota Motor Credit Corp., 4.80%, 01/05/34(a)	877	871,153
		8,368,971
Auto Parts & Equipment — 0.3%
Aptiv PLC/Aptiv Global Financing DAC, 5.15%, 09/13/34(a)	560	523,695
BorgWarner Inc., 5.40%, 08/15/34(a)	532	526,345
		1,050,040
Banks — 3.0%
Banco Santander SA, 6.35%, 03/14/34(a)	1,310	1,336,147
Bank of Nova Scotia (The), 5.65%, 02/01/34	988	1,021,472
Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34	865	847,209
Citibank NA, 5.57%, 04/30/34	2,095	2,160,886
Goldman Sachs Capital I, 6.35%, 02/15/34	1,032	1,055,584
HSBC Bank USA NA/New York, 5.88%, 11/01/34	345	355,278
Royal Bank of Canada, 5.15%, 02/01/34	1,418	1,438,517
Sumitomo Mitsui Financial Group Inc., 5.56%, 07/09/34	1,455	1,488,928
		9,704,021
Beverages — 1.7%
Anheuser-Busch InBev Worldwide Inc., 5.00%, 06/15/34(a)	1,129	1,139,049
Coca-Cola Co. (The)
4.65%, 08/14/34	750	748,753
5.00%, 05/13/34	1,031	1,056,653
Coca-Cola Consolidated Inc., 5.45%, 06/01/34	583	599,568
Keurig Dr Pepper Inc., 5.30%, 03/15/34(a)	744	756,123
Security	Par (000)	Value
Beverages (continued)
PepsiCo Inc., 4.80%, 07/17/34(a)	$659	$658,436
Pepsico Singapore Financing I Pte Ltd., 4.70%, 02/16/34	622	616,038
		5,574,620
Biotechnology — 0.2%
Royalty Pharma PLC, 5.40%, 09/02/34(a)	540	535,058
Building Materials — 1.5%
Carrier Global Corp., 5.90%, 03/15/34	985	1,035,379
CRH America Finance Inc., 5.40%, 05/21/34	780	788,383
Martin Marietta Materials Inc., 5.15%, 12/01/34	760	754,856
Owens Corning, 5.70%, 06/15/34	841	862,587
Trane Technologies Financing Ltd., 5.10%, 06/13/34	612	614,038
Vulcan Materials Co., 5.35%, 12/01/34	720	725,819
		4,781,062
Chemicals — 1.9%
Air Products and Chemicals Inc., 4.85%, 02/08/34(a)	1,215	1,210,057
CF Industries Inc., 5.15%, 03/15/34	873	844,129
Dow Chemical Co. (The)
4.25%, 10/01/34	587	524,024
5.15%, 02/15/34(a)	569	558,265
Eastman Chemical Co., 5.63%, 02/20/34(a)	774	770,786
Huntsman International LLC, 5.70%, 10/15/34	348	313,585
Lubrizol Corp. (The), 6.50%, 10/01/34	404	452,744
LYB International Finance III LLC, 5.50%, 03/01/34(a)	868	844,497
Nutrien Ltd., 5.40%, 06/21/34(a)	702	704,495
		6,222,582
Commercial Services — 1.4%
Automatic Data Processing Inc., 4.45%, 09/09/34	1,010	982,234
Cornell University, 4.84%, 06/15/34	486	481,887
GXO Logistics Inc., 6.50%, 05/06/34	527	526,051
Moody's Corp., 5.00%, 08/05/34(a)	543	539,876
PayPal Holdings Inc., 5.15%, 06/01/34	895	897,836
Quanta Services Inc., 5.25%, 08/09/34	669	658,891
Verisk Analytics Inc., 5.25%, 06/05/34	621	625,196
		4,711,971
Computers — 2.0%
Accenture Capital Inc., 4.50%, 10/04/34	1,570	1,512,721
Dell International LLC/EMC Corp., 5.40%, 04/15/34(a)	1,118	1,116,671
Hewlett Packard Enterprise Co., 5.00%, 10/15/34	2,166	2,091,059
IBM International Capital Pte Ltd., 4.90%, 02/05/34	1,076	1,057,401
Kyndryl Holdings Inc., 6.35%, 02/20/34(a)	563	580,730
		6,358,582
Cosmetics & Personal Care — 1.1%
Estee Lauder Companies Inc. (The), 5.00%, 02/14/34	697	682,279
Procter & Gamble Co. (The)
4.55%, 01/29/34	827	824,814
4.55%, 10/24/34	523	519,901
5.80%, 08/15/34	352	381,093
Unilever Capital Corp., 4.63%, 08/12/34	1,050	1,037,198
		3,445,285
Distribution & Wholesale — 0.2%
WW Grainger Inc., 4.45%, 09/15/34	509	493,852
Diversified Financial Services — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.95%, 09/10/34	1,325	1,267,623
5.30%, 01/19/34	620	610,862
Affiliated Managers Group Inc., 5.50%, 08/20/34	440	429,008
61
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2034 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Blue Owl Finance LLC, 6.25%, 04/18/34	$1,113	$1,124,166
Brookfield Finance Inc., 6.35%, 01/05/34	785	828,993
Janus Henderson U.S. Holdings Inc., 5.45%, 09/10/34	456	435,379
Jefferies Financial Group Inc., 6.20%, 04/14/34	1,622	1,643,493
LPL Holdings Inc., 6.00%, 05/20/34	551	560,849
Mastercard Inc., 4.88%, 05/09/34	1,039	1,045,286
Nasdaq Inc., 5.55%, 02/15/34	1,307	1,341,240
Nomura Holdings Inc., 5.78%, 07/03/34	1,135	1,153,715
TPG Operating Group II LP, 5.88%, 03/05/34	670	676,043
Voya Financial Inc., 5.00%, 09/20/34	449	429,028
		11,545,685
Electric — 11.2%
AEP Texas Inc., 5.70%, 05/15/34	395	397,689
AEP Transmission Co. LLC, 5.15%, 04/01/34	427	426,376
Appalachian Power Co., 5.65%, 04/01/34	432	438,571
Arizona Public Service Co., 5.70%, 08/15/34	505	512,094
Baltimore Gas & Electric Co., 5.30%, 06/01/34	317	321,547
Black Hills Corp., 6.15%, 05/15/34	494	514,402
CenterPoint Energy Houston Electric LLC, 5.15%, 03/01/34(a)	445	446,713
Commonwealth Edison Co., 5.30%, 06/01/34	431	439,157
Connecticut Light and Power Co. (The), 4.95%, 08/15/34	552	544,526
Consolidated Edison Co. of New York Inc.
5.38%, 05/15/34	398	407,067
5.50%, 03/15/34	675	698,368
Constellation Energy Generation LLC, 6.13%, 01/15/34(a)	466	489,786
DTE Electric Co., 5.20%, 03/01/34	443	448,604
DTE Energy Co., 5.85%, 06/01/34	1,016	1,048,354
Duke Energy Carolinas LLC, 4.85%, 01/15/34(a)	641	634,029
Duke Energy Corp., 5.45%, 06/15/34(a)	887	901,469
Duke Energy Indiana LLC, 5.25%, 03/01/34	361	366,674
Duke Energy Progress LLC, 5.10%, 03/15/34	368	369,340
Entergy Arkansas LLC, 5.45%, 06/01/34	464	476,969
Entergy Louisiana LLC
5.15%, 09/15/34	729	731,000
5.35%, 03/15/34	474	480,967
Evergy Metro Inc., 5.40%, 04/01/34	390	396,005
Eversource Energy
5.50%, 01/01/34	681	682,163
5.95%, 07/15/34	709	733,289
Exelon Corp., 5.45%, 03/15/34	666	675,794
Florida Power & Light Co.
5.00%, 08/01/34	515	516,335
5.30%, 06/15/34	1,079	1,107,529
5.63%, 04/01/34(a)	499	522,907
Georgia Power Co., 5.25%, 03/15/34(a)	952	961,749
Idaho Power Co., 5.20%, 08/15/34(a)	392	395,530
Interstate Power and Light Co., 4.95%, 09/30/34	399	388,908
IPALCO Enterprises Inc., 5.75%, 04/01/34	439	436,707
MidAmerican Energy Co., 5.35%, 01/15/34	272	279,483
National Grid PLC, 5.42%, 01/11/34	804	813,332
National Rural Utilities Cooperative Finance Corp., 5.00%, 08/15/34	471	468,607
NextEra Energy Capital Holdings Inc., 5.25%, 03/15/34	1,131	1,127,183
NSTAR Electric Co., 5.40%, 06/01/34	555	565,542
Ohio Power Co., 5.65%, 06/01/34	358	363,268
Security	Par (000)	Value
Electric (continued)
Pacific Gas and Electric Co.
5.80%, 05/15/34	$1,190	$1,185,992
6.95%, 03/15/34	864	927,826
PacifiCorp, 5.45%, 02/15/34	1,256	1,266,955
Potomac Electric Power Co., 5.20%, 03/15/34	475	479,176
PPL Capital Funding Inc., 5.25%, 09/01/34	855	855,610
PPL Electric Utilities Corp., 4.85%, 02/15/34	605	599,127
Public Service Co. of Colorado, 5.35%, 05/15/34	886	891,961
Public Service Electric & Gas Co.
4.85%, 08/01/34	553	549,546
5.20%, 03/01/34	411	419,338
Public Service Enterprise Group Inc., 5.45%, 04/01/34(a)	525	531,235
Puget Sound Energy Inc., 5.33%, 06/15/34	494	500,322
Southern California Edison Co.
5.20%, 06/01/34	1,044	1,004,483
6.00%, 01/15/34	465	468,692
Southern Co. (The), 5.70%, 03/15/34	1,257	1,300,757
System Energy Resources Inc., 5.30%, 12/15/34	332	326,791
Tucson Electric Power Co., 5.20%, 09/15/34	438	436,972
Union Electric Co., 5.20%, 04/01/34	599	605,929
Virginia Electric & Power Co.
5.00%, 01/15/34	575	566,049
5.05%, 08/15/34	678	671,558
Wisconsin Electric Power Co., 4.60%, 10/01/34(a)	308	300,462
Wisconsin Power and Light Co., 5.38%, 03/30/34	272	274,299
Xcel Energy Inc., 5.50%, 03/15/34	828	830,171
		36,521,284
Electronics — 1.2%
Allegion U.S. Holding Co. Inc., 5.60%, 05/29/34	465	471,178
Amphenol Corp., 5.25%, 04/05/34	704	719,703
Arrow Electronics Inc., 5.88%, 04/10/34	584	587,790
Honeywell International Inc., 4.50%, 01/15/34	1,062	1,027,260
Keysight Technologies Inc., 4.95%, 10/15/34	614	596,313
TD SYNNEX Corp., 6.10%, 04/12/34	643	646,768
		4,049,012
Environmental Control — 1.1%
Republic Services Inc.
5.00%, 04/01/34	836	839,402
5.20%, 11/15/34	584	593,098
Waste Connections Inc., 5.00%, 03/01/34	879	881,948
Waste Management Inc., 4.88%, 02/15/34(a)	1,389	1,395,102
		3,709,550
Food — 2.8%
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL, 6.75%, 03/15/34	1,650	1,789,379
Kroger Co. (The), 5.00%, 09/15/34	2,422	2,371,397
McCormick & Co. Inc./MD, 4.70%, 10/15/34	577	551,197
Mondelez International Inc., 4.75%, 08/28/34(a)	563	553,757
Pilgrim's Pride Corp., 6.88%, 05/15/34	594	643,913
Sysco Corp., 6.00%, 01/17/34	587	622,956
The Campbell's Co., 5.40%, 03/21/34(a)	1,030	1,037,422
Tyson Foods Inc.
4.88%, 08/15/34(a)	466	449,127
5.70%, 03/15/34(a)	1,092	1,116,879
		9,136,027
Gas — 0.8%
CenterPoint Energy Resources Corp., 5.40%, 07/01/34	452	456,009
NiSource Inc., 5.35%, 04/01/34	723	727,268
Schedule of Investments
62

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2034 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Gas (continued)
Southern California Gas Co., 5.05%, 09/01/34	$609	$602,788
Southern Co. Gas Capital Corp., 4.95%, 09/15/34	516	502,009
Spire Missouri Inc., Series 2034, 5.15%, 08/15/34	296	297,703
		2,585,777
Health Care - Products — 1.5%
Agilent Technologies Inc., 4.75%, 09/09/34(a)	626	601,631
Smith & Nephew PLC, 5.40%, 03/20/34	614	611,695
Solventum Corp., 5.60%, 03/23/34	1,824	1,844,922
Stryker Corp., 4.63%, 09/11/34	729	708,528
Thermo Fisher Scientific Inc., 5.20%, 01/31/34(a)	492	500,944
Zimmer Biomet Holdings Inc., 5.20%, 09/15/34	704	700,689
		4,968,409
Health Care - Services — 4.3%
Adventist Health System/West, 5.76%, 12/01/34	394	391,251
Cigna Group (The), 5.25%, 02/15/34(a)	1,360	1,370,999
CommonSpirit Health, 5.32%, 12/01/34	655	646,832
Elevance Health Inc.
5.38%, 06/15/34	1,082	1,097,616
5.95%, 12/15/34	424	446,614
HCA Inc.
5.45%, 09/15/34	1,320	1,308,814
5.60%, 04/01/34	1,441	1,446,566
Humana Inc., 5.95%, 03/15/34	874	896,864
ICON Investments Six DAC, 6.00%, 05/08/34	505	504,388
Laboratory Corp. of America Holdings, 4.80%, 10/01/34	935	900,331
Quest Diagnostics Inc., 5.00%, 12/15/34	909	898,349
UnitedHealth Group Inc.
5.00%, 04/15/34	1,494	1,482,582
5.15%, 07/15/34	2,060	2,065,819
Universal Health Services Inc., 5.05%, 10/15/34	530	494,918
		13,951,943
Holding Companies - Diversified — 0.6%
Blackstone Private Credit Fund, 6.00%, 11/22/34(a)(b)	810	774,148
HA Sustainable Infrastructure Capital Inc., 6.38%, 07/01/34(b)	1,053	1,009,380
		1,783,528
Home Builders — 0.2%
DR Horton Inc., 5.00%, 10/15/34	754	731,881
Home Furnishings — 0.1%
Whirlpool Corp., 5.75%, 03/01/34(a)	329	304,548
Insurance — 4.3%
Aon North America Inc., 5.45%, 03/01/34	1,818	1,848,771
Arch Capital Group Ltd., 7.35%, 05/01/34	273	312,348
Arthur J Gallagher & Co.
5.45%, 07/15/34	674	685,344
6.50%, 02/15/34(a)	350	380,056
Athene Holding Ltd., 5.88%, 01/15/34	664	672,878
Brown & Brown Inc., 5.65%, 06/11/34	670	675,724
Chubb INA Holdings LLC, 5.00%, 03/15/34	1,709	1,712,763
Cincinnati Financial Corp., 6.13%, 11/01/34	394	413,593
CNA Financial Corp., 5.13%, 02/15/34	540	531,970
CNO Financial Group Inc., 6.45%, 06/15/34	762	785,957
Corebridge Financial Inc., 5.75%, 01/15/34	829	844,805
F&G Annuities & Life Inc., 6.25%, 10/04/34	541	522,264
First American Financial Corp., 5.45%, 09/30/34	500	482,218
Globe Life Inc., 5.85%, 09/15/34(a)	400	408,625
Lincoln National Corp., 5.85%, 03/15/34	377	383,317
Marsh & McLennan Companies Inc., 5.15%, 03/15/34	584	591,401
Security	Par (000)	Value
Insurance (continued)
MetLife Inc.
5.30%, 12/15/34	$879	$893,027
6.38%, 06/15/34	778	846,489
Old Republic International Corp., 5.75%, 03/28/34	417	422,477
Reinsurance Group of America Inc., 5.75%, 09/15/34	703	712,517
		14,126,544
Internet — 2.2%
Alibaba Group Holding Ltd., 4.50%, 11/28/34	725	687,905
Amazon.com Inc., 4.80%, 12/05/34(a)	1,231	1,249,096
Meta Platforms Inc., 4.75%, 08/15/34	2,660	2,650,139
Netflix Inc., 4.90%, 08/15/34	1,079	1,086,432
Uber Technologies Inc., 4.80%, 09/15/34	1,555	1,508,875
		7,182,447
Iron & Steel — 0.5%
ArcelorMittal SA, 6.00%, 06/17/34(a)	522	535,037
Steel Dynamics Inc., 5.38%, 08/15/34	636	637,315
Vale Overseas Ltd., 8.25%, 01/17/34	305	357,759
		1,530,111
Lodging — 0.8%
Choice Hotels International Inc., 5.85%, 08/01/34	643	631,553
Hyatt Hotels Corp., 5.50%, 06/30/34	394	382,355
Las Vegas Sands Corp., 6.20%, 08/15/34	509	499,646
Marriott International Inc./MD, 5.30%, 05/15/34	1,051	1,037,598
		2,551,152
Machinery — 1.3%
AGCO Corp., 5.80%, 03/21/34(a)	749	744,093
Ingersoll Rand Inc., 5.45%, 06/15/34	836	842,441
John Deere Capital Corp.
5.10%, 04/11/34(a)	1,102	1,114,836
Series 1, 5.05%, 06/12/34	890	896,297
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/34	459	471,802
		4,069,469
Manufacturing — 0.1%
Parker-Hannifin Corp., 4.20%, 11/21/34	484	457,387
Media — 1.9%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.55%, 06/01/34	1,635	1,686,068
6.65%, 02/01/34	973	1,007,397
Comcast Corp.
4.20%, 08/15/34	1,159	1,086,248
5.30%, 06/01/34	1,420	1,442,978
Walt Disney Co. (The), 6.20%, 12/15/34	980	1,080,737
		6,303,428
Mining — 0.6%
Freeport-McMoRan Inc., 5.40%, 11/14/34(a)	695	694,048
Newmont Corp./Newcrest Finance Pty. Ltd., 5.35%, 03/15/34	1,134	1,151,824
		1,845,872
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 5.55%, 08/22/34	615	603,121
Oil & Gas — 4.7%
BP Capital Markets America Inc.
4.99%, 04/10/34	1,089	1,070,942
5.23%, 11/17/34	2,076	2,076,619
Canadian Natural Resources Ltd., 5.40%, 12/15/34(a)(b)	799	775,549
63
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2034 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Coterra Energy Inc., 5.60%, 03/15/34	$520	$514,348
Devon Energy Corp., 5.20%, 09/15/34(a)	1,369	1,282,760
Diamondback Energy Inc., 5.40%, 04/18/34	1,403	1,371,507
EQT Corp., 5.75%, 02/01/34(a)	859	858,493
Helmerich & Payne Inc., 5.50%, 12/01/34(a)(b)	545	478,420
Occidental Petroleum Corp., 5.55%, 10/01/34	1,294	1,204,929
Ovintiv Inc., 6.50%, 08/15/34	624	617,863
Phillips 66, 4.65%, 11/15/34	1,075	1,001,878
Suncor Energy Inc., 5.95%, 12/01/34	532	539,763
TotalEnergies Capital SA
4.72%, 09/10/34	921	902,631
5.15%, 04/05/34(a)	1,195	1,205,449
Woodside Finance Ltd., 5.10%, 09/12/34	1,310	1,252,335
		15,153,486
Packaging & Containers — 0.7%
Berry Global Inc., 5.65%, 01/15/34	712	718,782
Smurfit Kappa Treasury ULC, 5.44%, 04/03/34(b)	935	934,502
Sonoco Products Co., 5.00%, 09/01/34(a)	757	723,665
		2,376,949
Pharmaceuticals — 6.0%
AbbVie Inc., 5.05%, 03/15/34	3,269	3,291,728
Astrazeneca Finance LLC, 5.00%, 02/26/34	1,588	1,603,183
Becton Dickinson & Co., 5.11%, 02/08/34	661	657,552
Bristol-Myers Squibb Co., 5.20%, 02/22/34	2,729	2,762,865
Cardinal Health Inc.
5.35%, 11/15/34	1,053	1,056,984
5.45%, 02/15/34	582	588,217
Cencora Inc., 5.13%, 02/15/34	541	541,686
CVS Health Corp., 5.70%, 06/01/34	1,379	1,400,747
Eli Lilly & Co.
4.60%, 08/14/34	1,344	1,325,004
4.70%, 02/09/34(a)	1,585	1,571,237
GlaxoSmithKline Capital Inc., 5.38%, 04/15/34	518	537,195
Johnson & Johnson, 4.95%, 06/01/34(a)	827	851,421
Novartis Capital Corp., 4.20%, 09/18/34(a)	1,218	1,163,698
Takeda Pharmaceutical Co. Ltd., 5.30%, 07/05/34	1,173	1,184,006
Wyeth LLC, 6.50%, 02/01/34	862	950,628
		19,486,151
Pipelines — 6.7%
Boardwalk Pipelines LP, 5.63%, 08/01/34	633	627,202
Cheniere Energy Inc., 5.65%, 04/15/34	1,557	1,550,728
Cheniere Energy Partners LP, 5.75%, 08/15/34	1,310	1,313,254
Enbridge Inc., 5.63%, 04/05/34	1,349	1,366,963
Energy Transfer LP
5.55%, 05/15/34	1,460	1,437,396
5.60%, 09/01/34	1,283	1,266,369
EnLink Midstream LLC, 5.65%, 09/01/34	556	551,188
Enterprise Products Operating LLC
4.85%, 01/31/34	1,209	1,188,095
Series H, 6.65%, 10/15/34	381	419,014
Kinder Morgan Inc.
5.30%, 12/01/34	897	874,655
5.40%, 02/01/34(a)	1,035	1,023,567
MPLX LP, 5.50%, 06/01/34	1,738	1,707,064
ONEOK Inc., 5.05%, 11/01/34	1,773	1,683,948
Plains All American Pipeline LP/PAA Finance Corp., 5.70%, 09/15/34	736	728,368
South Bow USA Infrastructure Holdings LLC, 5.58%, 10/01/34(b)	1,367	1,327,045
Targa Resources Corp., 6.50%, 03/30/34	1,064	1,119,508
Security	Par (000)	Value
Pipelines (continued)
TransCanada PipeLines Ltd.
4.63%, 03/01/34	$1,321	$1,239,907
5.60%, 03/31/34	368	364,940
Western Midstream Operating LP, 5.45%, 11/15/34	903	860,776
Williams Companies Inc. (The), 5.15%, 03/15/34	1,380	1,352,890
		22,002,877
Real Estate — 0.3%
CBRE Services Inc., 5.95%, 08/15/34(a)	1,051	1,087,419
Real Estate Investment Trusts — 7.0%
Agree LP, 5.63%, 06/15/34	459	463,268
Alexandria Real Estate Equities Inc., 2.95%, 03/15/34	889	732,477
American Assets Trust LP, 6.15%, 10/01/34	547	537,864
American Homes 4 Rent LP
5.50%, 02/01/34	524	522,605
5.50%, 07/15/34	662	657,024
American Tower Corp., 5.45%, 02/15/34	749	761,455
Americold Realty Operating Partnership LP, 5.41%, 09/12/34(a)	521	506,055
AvalonBay Communities Inc., 5.35%, 06/01/34	407	413,637
Boston Properties LP, 6.50%, 01/15/34(a)	797	836,198
Brixmor Operating Partnership LP, 5.50%, 02/15/34	463	462,272
Camden Property Trust, 4.90%, 01/15/34	447	440,587
Cousins Properties LP, 5.88%, 10/01/34	525	525,205
Crown Castle Inc.
5.20%, 09/01/34	750	735,552
5.80%, 03/01/34	874	893,318
Equinix Europe 2 Financing Corp. LLC, 5.50%, 06/15/34	814	829,058
ERP Operating LP, 4.65%, 09/15/34	657	631,045
Essex Portfolio LP, 5.50%, 04/01/34	566	568,844
Extra Space Storage LP, 5.40%, 02/01/34	625	619,286
GLP Capital LP/GLP Financing II Inc., 5.63%, 09/15/34	895	875,849
Highwoods Realty LP, 7.65%, 02/01/34	302	331,195
Host Hotels & Resorts LP, 5.70%, 07/01/34	669	658,745
Invitation Homes Operating Partnership LP, 2.70%, 01/15/34	387	314,584
Kimco Realty OP LLC, 6.40%, 03/01/34	555	592,745
Kite Realty Group LP, 5.50%, 03/01/34(a)	398	398,712
Mid-America Apartments LP, 5.00%, 03/15/34	425	421,235
NNN REIT Inc., 5.50%, 06/15/34	564	565,368
Phillips Edison Grocery Center Operating Partnership I LP, 5.75%, 07/15/34	416	419,956
Prologis LP
5.00%, 03/15/34	858	849,974
5.13%, 01/15/34	835	835,299
Realty Income Corp., 5.13%, 02/15/34	891	884,951
Regency Centers LP, 5.25%, 01/15/34	395	395,026
Safehold GL Holdings LLC, 6.10%, 04/01/34	361	367,300
Simon Property Group LP
4.75%, 09/26/34(a)	1,117	1,067,859
6.25%, 01/15/34	537	573,688
UDR Inc.
3.10%, 11/01/34	302	248,884
5.13%, 09/01/34	385	375,222
Ventas Realty LP, 5.63%, 07/01/34	501	507,124
VICI Properties LP, 5.75%, 04/01/34	603	607,254
WP Carey Inc., 5.38%, 06/30/34	468	458,844
		22,885,564
Schedule of Investments
64

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2034 Term Corporate ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail — 1.8%
AutoZone Inc., 5.40%, 07/15/34	$806	$813,871
Ferguson Enterprises Inc., 5.00%, 10/03/34	785	759,680
Home Depot Inc. (The), 4.95%, 06/25/34	1,863	1,874,332
McDonald's Corp., 5.20%, 05/17/34(a)	636	649,396
O'Reilly Automotive Inc., 5.00%, 08/19/34	530	517,873
Starbucks Corp., 5.00%, 02/15/34	568	562,703
Target Corp., 4.50%, 09/15/34	846	812,571
		5,990,426
Semiconductors — 2.3%
Analog Devices Inc., 5.05%, 04/01/34	566	573,112
Broadcom Inc.
3.47%, 04/15/34(b)	3,589	3,150,571
4.80%, 10/15/34(a)	1,815	1,766,352
Intel Corp., 5.15%, 02/21/34(a)	993	967,683
KLA Corp., 4.70%, 02/01/34	497	487,967
Texas Instruments Inc., 4.85%, 02/08/34	604	607,251
		7,552,936
Software — 3.2%
Adobe Inc., 4.95%, 04/04/34	807	813,809
AppLovin Corp., 5.50%, 12/01/34(a)	1,022	1,020,694
Atlassian Corp., 5.50%, 05/15/34	550	553,221
Cadence Design Systems Inc., 4.70%, 09/10/34	1,101	1,077,129
Fiserv Inc.
5.15%, 08/12/34	968	951,648
5.45%, 03/15/34	832	833,772
Oracle Corp.
4.30%, 07/08/34	1,779	1,648,224
4.70%, 09/27/34	2,050	1,948,458
Roper Technologies Inc., 4.90%, 10/15/34	1,138	1,103,517
Take-Two Interactive Software Inc., 5.60%, 06/12/34	337	342,638
		10,293,110
Telecommunications — 4.0%
AT&T Inc., 5.40%, 02/15/34	2,955	3,016,296
Bell Telephone Co. of Canada or Bell Canada, 5.20%, 02/15/34(a)	754	758,698
Cisco Systems Inc., 5.05%, 02/26/34	2,683	2,716,434
Motorola Solutions Inc., 5.40%, 04/15/34(a)	966	976,124
Rogers Communications Inc., 5.30%, 02/15/34	1,311	1,293,335
T-Mobile USA Inc.
5.15%, 04/15/34(a)	1,289	1,290,270
5.75%, 01/15/34	1,160	1,206,056
Verizon Communications Inc., 4.40%, 11/01/34	2,051	1,932,785
		13,189,998
Toys, Games & Hobbies — 0.2%
Hasbro Inc., 6.05%, 05/14/34	535	543,572
Transportation — 1.2%
Canadian National Railway Co.
4.38%, 09/18/34	794	753,157
6.25%, 08/01/34(a)	675	736,492
Security	Par (000)	Value
Transportation (continued)
FedEx Corp.
4.90%, 01/15/34(a)	$424	$408,522
4.90%, 01/15/34(b)	50	47,874
FedEx Corp. Pass-Through Trust, Series 2020-1, Class AA, 1.88%, 08/20/35	475	400,460
Norfolk Southern Corp., 5.55%, 03/15/34	515	535,491
United Parcel Service Inc., 5.15%, 05/22/34	1,040	1,054,473
		3,936,469
Trucking & Leasing — 0.3%
GATX Corp.
6.05%, 03/15/34	581	605,062
6.90%, 05/01/34	451	495,451
		1,100,513
Water — 0.3%
American Water Capital Corp., 5.15%, 03/01/34	672	675,960
Essential Utilities Inc., 5.38%, 01/15/34	442	443,198
		1,119,158
Total Long-Term Investments — 98.2% (Cost: $321,591,424)		320,440,463
	Shares
Short-Term Securities
Money Market Funds — 10.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(c)(d)(e)	32,488,858	32,501,853
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	2,130,000	2,130,000
Total Short-Term Securities — 10.6% (Cost: $34,634,248)		34,631,853
Total Investments — 108.8% (Cost: $356,225,672)		355,072,316
Liabilities in Excess of Other Assets — (8.8)%		(28,813,145)
Net Assets — 100.0%		$326,259,171

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
65
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2034 Term Corporate ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$19,206,783	$13,302,960 (a)	$—	$(4,472)	$(3,418)	$32,501,853	32,488,858	$43,670 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	940,000	1,190,000 (a)	—	—	—	2,130,000	2,130,000	22,966	—
				$(4,472)	$(3,418)	$34,631,853		$66,636	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$320,440,463	$—	$320,440,463
Short-Term Securities
Money Market Funds	34,631,853	—	—	34,631,853
	$34,631,853	$320,440,463	$—	$355,072,316
See notes to financial statements.
Schedule of Investments
66

Statements of Assets and Liabilities (unaudited)
April 30, 2025

	iShares iBonds Dec 2025 Term Corporate ETF	iShares iBonds Dec 2026 Term Corporate ETF	iShares iBonds Dec 2027 Term Corporate ETF	iShares iBonds Dec 2028 Term Corporate ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$3,018,131,544	$3,211,102,779	$2,974,719,729	$2,757,809,517
Investments, at value—affiliated(c)	271,460,367	267,866,113	174,935,890	164,664,246
Cash	316,984	11,118	7,279	15,600
Receivables:
Investments sold	—	—	3,687,161	10,900,722
Securities lending income—affiliated	45,240	37,632	29,576	41,565
Capital shares sold	89,659	19,075	171,934	—
Dividends—affiliated	229,389	54,099	27,082	34,516
Interest—unaffiliated	33,676,091	28,171,622	29,767,298	29,082,671
Total assets	3,323,949,274	3,507,262,438	3,183,345,949	2,962,548,837
LIABILITIES
Collateral on securities loaned, at value	150,193,499	240,774,271	167,081,433	152,616,231
Payables:
Investments purchased	78,421,032	12,048,689	1,733,294	6,544,272
Capital shares redeemed	—	365,567	—	—
Investment advisory fees	253,539	264,604	243,728	226,433
Total liabilities	228,868,070	253,453,131	169,058,455	159,386,936
Commitments and contingent liabilities
NET ASSETS	$3,095,081,204	$3,253,809,307	$3,014,287,494	$2,803,161,901
NET ASSETS CONSIST OF
Paid-in capital	$3,103,855,080	$3,272,503,138	$3,017,022,449	$2,780,377,753
Accumulated earnings (loss)	(8,773,876)	(18,693,831)	(2,734,955)	22,784,148
NET ASSETS	$3,095,081,204	$3,253,809,307	$3,014,287,494	$2,803,161,901
NET ASSET VALUE
Shares outstanding	123,050,000	134,350,000	124,400,000	110,600,000
Net asset value	$25.15	$24.22	$24.23	$25.35
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$3,022,469,502	$3,213,831,593	$2,962,706,178	$2,726,090,456
(b) Securities loaned, at value	$145,753,666	$234,024,948	$162,008,049	$148,074,946
(c) Investments, at cost—affiliated	$271,398,122	$267,843,241	$174,911,899	$164,641,390
See notes to financial statements.
67
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)(continued)
April 30, 2025

	iShares iBonds Dec 2029 Term Corporate ETF	iShares iBonds Dec 2030 Term Corporate ETF	iShares iBonds Dec 2031 Term Corporate ETF	iShares iBonds Dec 2034 Term Corporate ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$2,524,747,381	$1,773,670,439	$1,457,419,358	$320,440,463
Investments, at value—affiliated(c)	204,218,509	187,687,343	134,384,684	34,631,853
Cash	6,409	9,750	7,097	7,311
Receivables:
Investments sold	2,368,077	12,279,627	7,051,771	—
Securities lending income—affiliated	34,671	28,602	25,089	7,059
Capital shares sold	18,511	9,510	25,163	150,231
Dividends—affiliated	40,624	17,325	11,093	5,891
Interest—unaffiliated	27,830,942	16,186,853	13,324,332	3,974,306
Total assets	2,759,265,124	1,989,889,449	1,612,248,587	359,217,114
LIABILITIES
Collateral on securities loaned, at value	190,176,786	174,569,888	130,547,527	32,509,130
Payables:
Investments purchased	5,474,614	20,800,112	8,136,694	424,251
Capital shares redeemed	—	—	41,447	—
Investment advisory fees	206,076	143,317	118,560	24,562
Total liabilities	195,857,476	195,513,317	138,844,228	32,957,943
Commitments and contingent liabilities
NET ASSETS	$2,563,407,648	$1,794,376,132	$1,473,404,359	$326,259,171
NET ASSETS CONSIST OF
Paid-in capital	$2,538,496,379	$1,777,363,592	$1,450,017,104	$326,076,015
Accumulated earnings	24,911,269	17,012,540	23,387,255	183,156
NET ASSETS	$2,563,407,648	$1,794,376,132	$1,473,404,359	$326,259,171
NET ASSET VALUE
Shares outstanding	110,450,000	82,250,000	70,800,000	12,700,000
Net asset value	$23.21	$21.82	$20.81	$25.69
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$2,491,699,406	$1,754,440,404	$1,432,778,135	$321,591,424
(b) Securities loaned, at value	$184,207,102	$169,697,131	$126,848,322	$31,353,123
(c) Investments, at cost—affiliated	$204,201,358	$187,677,583	$134,381,925	$34,634,248
See notes to financial statements.
Statements of Assets and Liabilities
68

Statements of Operations (unaudited)
Six Months Ended April 30, 2025

	iShares iBonds Dec 2025 Term Corporate ETF	iShares iBonds Dec 2026 Term Corporate ETF	iShares iBonds Dec 2027 Term Corporate ETF	iShares iBonds Dec 2028 Term Corporate ETF
INVESTMENT INCOME
Dividends—affiliated	$1,503,923	$494,419	$140,566	$158,798
Interest—unaffiliated	62,255,986	67,085,316	64,021,622	61,228,895
Securities lending income—affiliated—net	320,918	179,272	169,742	174,426
Other income—unaffiliated	—	—	2,497	3,842
Total investment income	64,080,827	67,759,007	64,334,427	61,565,961
EXPENSES
Investment advisory	1,536,797	1,548,048	1,405,525	1,270,914
Total expenses	1,536,797	1,548,048	1,405,525	1,270,914
Less:
Investment advisory fees waived	(30,909)	(10,100)	(2,870)	(3,226)
Total expenses after fees waived	1,505,888	1,537,948	1,402,655	1,267,688
Net investment income	62,574,939	66,221,059	62,931,772	60,298,273
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	112,418	156,249	(612,754)	(1,098,203)
Investments—affiliated	(10,782)	(5,256)	8,169	2,042
In-kind redemptions—unaffiliated(a)	201,815	1,065,532	2,429,774	2,091,088
	303,451	1,216,525	1,825,189	994,927
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	8,095,267	11,656,450	18,130,166	27,111,698
Investments—affiliated	(54,515)	(35,032)	(47,982)	(32,369)
	8,040,752	11,621,418	18,082,184	27,079,329
Net realized and unrealized gain	8,344,203	12,837,943	19,907,373	28,074,256
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$70,919,142	$79,059,002	$82,839,145	$88,372,529
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
69
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)(continued)
Six Months Ended April 30, 2025

	iShares iBonds Dec 2029 Term Corporate ETF	iShares iBonds Dec 2030 Term Corporate ETF	iShares iBonds Dec 2031 Term Corporate ETF	iShares iBonds Dec 2034 Term Corporate ETF
INVESTMENT INCOME
Dividends—affiliated	$200,286	$94,722	$88,021	$22,966
Interest—unaffiliated	56,231,443	38,666,222	33,834,478	6,381,066
Securities lending income—affiliated—net	227,692	168,146	154,821	43,670
Other income—unaffiliated	3,981	—	2,873	—
Total investment income	56,663,402	38,929,090	34,080,193	6,447,702
EXPENSES
Investment advisory	1,127,360	785,987	654,657	120,411
Total expenses	1,127,360	785,987	654,657	120,411
Less:
Investment advisory fees waived	(4,108)	(1,924)	(1,792)	(486)
Total expenses after fees waived	1,123,252	784,063	652,865	119,925
Net investment income	55,540,150	38,145,027	33,427,328	6,327,777
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	27,242	(3,793,734)	(141,341)	16,670
Investments—affiliated	(8,532)	(9,896)	(6,195)	(4,472)
In-kind redemptions—unaffiliated(a)	2,033,158	2,952,207	767,629	—
	2,051,868	(851,423)	620,093	12,198
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	22,264,280	21,601,908	12,693,808	(309,588)
Investments—affiliated	(46,461)	(26,688)	(28,725)	(3,418)
	22,217,819	21,575,220	12,665,083	(313,006)
Net realized and unrealized gain (loss)	24,269,687	20,723,797	13,285,176	(300,808)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$79,809,837	$58,868,824	$46,712,504	$6,026,969
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
70

Statements of Changes in Net Assets

	iShares iBonds Dec 2025 Term Corporate ETF		iShares iBonds Dec 2026 Term Corporate ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$62,574,939	$98,997,560	$66,221,059	$104,655,756
Net realized gain (loss)	303,451	(2,185,061)	1,216,525	(6,687,962)
Net change in unrealized appreciation (depreciation)	8,040,752	68,631,474	11,621,418	82,674,315
Net increase in net assets resulting from operations	70,919,142	165,443,973	79,059,002	180,642,109
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(60,483,913)(b)	(96,510,202)	(65,319,824)(b)	(100,079,032)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	205,024,654	615,417,730	312,962,526	1,041,628,421
NET ASSETS
Total increase in net assets	215,459,883	684,351,501	326,701,704	1,122,191,498
Beginning of period	2,879,621,321	2,195,269,820	2,927,107,603	1,804,916,105
End of period	$3,095,081,204	$2,879,621,321	$3,253,809,307	$2,927,107,603

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
71
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares iBonds Dec 2027 Term Corporate ETF		iShares iBonds Dec 2028 Term Corporate ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$62,931,772	$98,404,644	$60,298,273	$84,859,128
Net realized gain (loss)	1,825,189	(7,827,396)	994,927	51,613
Net change in unrealized appreciation (depreciation)	18,082,184	90,716,440	27,079,329	66,591,340
Net increase in net assets resulting from operations	82,839,145	181,293,688	88,372,529	151,502,081
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(61,630,668)(b)	(94,050,964)	(58,466,491)(b)	(80,296,136)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	374,460,184	1,026,197,359	480,201,610	1,064,223,461
NET ASSETS
Total increase in net assets	395,668,661	1,113,440,083	510,107,648	1,135,429,406
Beginning of period	2,618,618,833	1,505,178,750	2,293,054,253	1,157,624,847
End of period	$3,014,287,494	$2,618,618,833	$2,803,161,901	$2,293,054,253

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
72

Statements of Changes in Net Assets(continued)

	iShares iBonds Dec 2029 Term Corporate ETF		iShares iBonds Dec 2030 Term Corporate ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$55,540,150	$64,217,955	$38,145,027	$44,861,530
Net realized gain (loss)	2,051,868	(11,925,293)	(851,423)	1,187,982
Net change in unrealized appreciation (depreciation)	22,217,819	60,409,724	21,575,220	42,172,389
Net increase in net assets resulting from operations	79,809,837	112,702,386	58,868,824	88,221,901
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(52,936,161)(b)	(59,274,481)	(36,568,115)(b)	(41,307,431)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	641,803,365	1,124,978,296	376,530,953	854,421,978
NET ASSETS
Total increase in net assets	668,677,041	1,178,406,201	398,831,662	901,336,448
Beginning of period	1,894,730,607	716,324,406	1,395,544,470	494,208,022
End of period	$2,563,407,648	$1,894,730,607	$1,794,376,132	$1,395,544,470

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
73
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares iBonds Dec 2031 Term Corporate ETF		iShares iBonds Dec 2034 Term Corporate ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Six Months Ended 04/30/25 (unaudited)	Period From 05/22/24(a) to 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$33,427,328	$41,794,233	$6,327,777	$2,081,249
Net realized gain (loss)	620,093	(4,725,188)	12,198	148
Net change in unrealized appreciation (depreciation)	12,665,083	51,609,330	(313,006)	(840,350)
Net increase in net assets resulting from operations	46,712,504	88,678,375	6,026,969	1,241,047
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(32,063,957)(c)	(38,997,763)	(5,724,752)(c)	(1,360,108)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	315,781,201	617,722,486	149,361,456	176,714,559
NET ASSETS
Total increase in net assets	330,429,748	667,403,098	149,663,673	176,595,498
Beginning of period	1,142,974,611	475,571,513	176,595,498	—
End of period	$1,473,404,359	$1,142,974,611	$326,259,171	$176,595,498

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
74

Financial Highlights
(For a share outstanding throughout each period)

	iShares iBonds Dec 2025 Term Corporate ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of period	$25.07	$24.39	$24.04	$26.64	$27.05	$25.95
Net investment income(a)	0.51	0.95	0.78	0.51	0.52	0.71
Net realized and unrealized gain (loss)(b)	0.06	0.66	0.32	(2.57)	(0.38)	1.11
Net increase (decrease) from investment operations	0.57	1.61	1.10	(2.06)	0.14	1.82
Distributions(c)
From net investment income	(0.49)(d)	(0.93)	(0.75)	(0.50)	(0.53)	(0.72)
From net realized gain	—	—	—	(0.04)	(0.02)	—
Total distributions	(0.49)	(0.93)	(0.75)	(0.54)	(0.55)	(0.72)
Net asset value, end of period	$25.15	$25.07	$24.39	$24.04	$26.64	$27.05
Total Return(e)
Based on net asset value	2.32%(f)	6.73%	4.61%	(7.80)%	0.51%	7.16%
Ratios to Average Net Assets(g)
Total expenses	0.10%(h)	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived	0.10%(h)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.07%(h)	3.81%	3.20%	2.04%	1.92%	2.70%
Supplemental Data
Net assets, end of period (000)	$3,095,081	$2,879,621	$2,195,270	$1,478,692	$1,256,130	$845,365
Portfolio turnover rate(i)	0%(j)	4%	5%	11%	8%	14%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
(j) Rounds to less than 0.5%.
See notes to financial statements.
75
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2026 Term Corporate ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of period	$24.12	$23.26	$22.92	$26.22	$26.72	$25.50
Net investment income(a)	0.51	0.99	0.79	0.55	0.57	0.74
Net realized and unrealized gain (loss)(b)	0.10	0.83	0.31	(3.32)	(0.49)	1.22
Net increase (decrease) from investment operations	0.61	1.82	1.10	(2.77)	0.08	1.96
Distributions from net investment income(c)	(0.51)(d)	(0.96)	(0.76)	(0.53)	(0.58)	(0.74)
Net asset value, end of period	$24.22	$24.12	$23.26	$22.92	$26.22	$26.72
Total Return(e)
Based on net asset value	2.55%(f)	7.97%	4.82%	(10.69)%	0.29%	7.84%
Ratios to Average Net Assets(g)
Total expenses	0.10%(h)	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived	0.10%(h)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.28%(h)	4.16%	3.39%	2.26%	2.14%	2.84%
Supplemental Data
Net assets, end of period (000)	$3,253,809	$2,927,108	$1,804,916	$1,236,459	$861,418	$551,858
Portfolio turnover rate(i)	2%	9%	9%	5%	7%	5%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
76

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2027 Term Corporate ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of period	$24.07	$22.96	$22.82	$26.68	$27.00	$25.94
Net investment income(a)	0.53	1.05	0.91	0.67	0.59	0.77
Net realized and unrealized gain (loss)(b)	0.16	1.08	0.10	(3.92)	(0.30)	1.07
Net increase (decrease) from investment operations	0.69	2.13	1.01	(3.25)	0.29	1.84
Distributions from net investment income(c)	(0.53)(d)	(1.02)	(0.87)	(0.61)	(0.61)	(0.78)
Net asset value, end of period	$24.23	$24.07	$22.96	$22.82	$26.68	$27.00
Total Return(e)
Based on net asset value	2.92%(f)	9.40%	4.45%	(12.31)%	1.01%	7.21%
Ratios to Average Net Assets(g)
Total expenses	0.10%(h)	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived	0.10%(h)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.48%(h)	4.41%	3.88%	2.73%	2.18%	2.94%
Supplemental Data
Net assets, end of period (000)	$3,014,287	$2,618,619	$1,505,179	$881,858	$522,869	$337,505
Portfolio turnover rate(i)	2%	12%	5%	10%	4%	10%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
77
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2028 Term Corporate ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of period	$25.09	$23.79	$23.64	$28.52	$28.91	$27.76
Net investment income(a)	0.59	1.18	1.04	0.79	0.71	0.86
Net realized and unrealized gain (loss)(b)	0.25	1.27	0.09	(4.94)	(0.38)	1.13
Net increase (decrease) from investment operations	0.84	2.45	1.13	(4.15)	0.33	1.99
Distributions(c)
Distributions from net investment income	(0.58)(d)	(1.15)	(0.98)	(0.73)	(0.72)	(0.84)
From net realized gain	—	—	—	—	—	(0.00)(e)
Total distributions	(0.58)	(1.15)	(0.98)	(0.73)	(0.72)	(0.84)
Net asset value, end of period	$25.35	$25.09	$23.79	$23.64	$28.52	$28.91
Total Return(f)
Based on net asset value	3.39%(g)	10.43%	4.79%	(14.77)%	1.09%	7.33%
Ratios to Average Net Assets(h)
Total expenses	0.10%(i)	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived	0.10%(i)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.74%(i)	4.75%	4.27%	3.08%	2.45%	3.04%
Supplemental Data
Net assets, end of period (000)	$2,803,162	$2,293,054	$1,157,625	$553,093	$305,120	$206,673
Portfolio turnover rate(j)	3%	3%	18%	8%	10%	7%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Rounds to less than $0.01.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
78

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2029 Term Corporate ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of period	$22.99	$21.58	$21.59	$26.48	$26.88	$25.53
Net investment income(a)	0.56	1.12	0.99	0.75	0.61	0.70
Net realized and unrealized gain (loss)(b)	0.21	1.35	(0.06)	(4.98)	(0.40)	1.35
Net increase (decrease) from investment operations	0.77	2.47	0.93	(4.23)	0.21	2.05
Distributions from net investment income(c)	(0.55)(d)	(1.06)	(0.94)	(0.66)	(0.61)	(0.70)
Net asset value, end of period	$23.21	$22.99	$21.58	$21.59	$26.48	$26.88
Total Return(e)
Based on net asset value	3.38%(f)	11.67%	4.23%	(16.19)%	0.78%	8.17%
Ratios to Average Net Assets(g)
Total expenses	0.10%(h)	0.10%	0.10%	0.10%	0.10%	0.10%
Total expenses after fees waived	0.10%(h)	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income	4.93%(h)	4.88%	4.45%	3.20%	2.28%	2.69%
Supplemental Data
Net assets, end of period (000)	$2,563,408	$1,894,731	$716,324	$282,836	$141,681	$84,656
Portfolio turnover rate(i)	2%	21%	6%	12%	4%	9%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
79
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2030 Term Corporate ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Period From 06/23/20(a) to 10/31/20
Net asset value, beginning of period	$21.57	$19.97	$20.13	$25.16	$25.56	$25.17
Net investment income(b)	0.52	1.03	0.90	0.62	0.51	0.18
Net realized and unrealized gain (loss)(c)	0.24	1.56	(0.24)	(5.08)	(0.42)	0.33
Net increase (decrease) from investment operations	0.76	2.59	0.66	(4.46)	0.09	0.51
Distributions from net investment income(d)	(0.51)(e)	(0.99)	(0.82)	(0.57)	(0.49)	(0.12)
Net asset value, end of period	$21.82	$21.57	$19.97	$20.13	$25.16	$25.56
Total Return(f)
Based on net asset value	3.54%(g)	13.17%	3.17%	(17.98)%	0.36%	2.03%(g)
Ratios to Average Net Assets(h)
Total expenses	0.10%(i)	0.10%	0.10%	0.10%	0.10%	0.10%(i)
Total expenses after fees waived	0.10%(i)	0.10%	0.10%	0.10%	0.10%	0.10%(i)
Net investment income	4.85%(i)	4.82%	4.29%	2.74%	2.01%	1.93%(i)
Supplemental Data
Net assets, end of period (000)	$1,794,376	$1,395,544	$494,208	$185,187	$139,655	$35,783
Portfolio turnover rate(j)	5%	4%	9%	7%	4%	4%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
80

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2031 Term Corporate ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Period From 06/22/21(a) to 10/31/21
Net asset value, beginning of period	$20.63	$18.91	$19.30	$24.89	$25.00
Net investment income(b)	0.52	1.05	0.98	0.79	0.20
Net realized and unrealized gain (loss)(c)	0.17	1.68	(0.45)	(5.75)	(0.17)
Net increase (decrease) from investment operations	0.69	2.73	0.53	(4.96)	0.03
Distributions from net investment income(d)	(0.51)(e)	(1.01)	(0.92)	(0.63)	(0.14)
Net asset value, end of period	$20.81	$20.63	$18.91	$19.30	$24.89
Total Return(f)
Based on net asset value	3.40%(g)	14.65%	2.58%	(20.24)%	0.16%(g)
Ratios to Average Net Assets(h)
Total expenses	0.10%(i)	0.10%	0.10%	0.10%	0.10%(i)
Total expenses after fees waived	0.10%(i)	0.10%	0.10%	0.10%	0.10%(i)
Net investment income	5.11%(i)	5.12%	4.92%	3.72%	2.21%(i)
Supplemental Data
Net assets, end of period (000)	$1,473,404	$1,142,975	$475,572	$103,263	$16,181
Portfolio turnover rate(j)	2%	16%	4%	5%	15%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
81
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds Dec 2034 Term Corporate ETF
	Six Months Ended 04/30/25 (unaudited)	Period From 05/22/24 to 10/31/24(a)
Net asset value, beginning of period	$25.78	$25.00
Net investment income(b)	0.67	0.59
Net realized and unrealized gain (loss)(c)	(0.12)	0.51
Net increase from investment operations	0.55	1.10
Distributions from net investment income(d)	(0.64)(e)	(0.32)
Net asset value, end of period	$25.69	$25.78
Total Return(f)
Based on net asset value	2.17%(g)	4.40%(g)
Ratios to Average Net Assets(h)
Total expenses	0.10%(i)	0.10%(i)
Total expenses after fees waived	0.10%(i)	0.10%(i)
Net investment income	5.26%(i)	5.09%(i)
Supplemental Data
Net assets, end of period (000)	$326,259	$176,595
Portfolio turnover rate(j)	1%	0%(k)
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
(k) Rounds to less than 0.5%.
See notes to financial statements.
Financial Highlights
82

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
iBonds Dec 2025 Term Corporate	Diversified
iBonds Dec 2026 Term Corporate	Diversified
iBonds Dec 2027 Term Corporate	Diversified
iBonds Dec 2028 Term Corporate	Diversified
iBonds Dec 2029 Term Corporate	Diversified
iBonds Dec 2030 Term Corporate	Diversified
iBonds Dec 2031 Term Corporate	Diversified
iBonds Dec 2034 Term Corporate	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair
83
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of
Notes to Financial Statements
84

Notes to Financial Statements (unaudited) (continued)
borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
iBonds Dec 2025 Term Corporate
Barclays Bank PLC	$4,698,493	$(4,698,493)	$—	$—
BMO Capital Markets Corp.	7,827,788	(7,827,788)	—	—
BNP Paribas SA	9,206,882	(9,206,882)	—	—
BofA Securities, Inc.	4,311,254	(4,311,254)	—	—
Citigroup Global Markets, Inc.	9,736,439	(9,736,439)	—	—
Goldman Sachs & Co. LLC	27,107,950	(27,107,950)	—	—
HSBC Securities (USA), Inc.	249,727	(249,727)	—	—
J.P. Morgan Securities LLC	37,965,134	(37,965,134)	—	—
Morgan Stanley	18,932,712	(18,932,712)	—	—
Pershing LLC	22,560,045	(22,560,045)	—	—
Toronto-Dominion Bank	154,413	(154,413)	—	—
UBS Securities LLC	399,740	(399,740)	—	—
Wells Fargo Bank N.A.	2,492,064	(2,492,064)	—	—
Wells Fargo Securities LLC	111,025	(111,025)	—	—
	$145,753,666	$(145,753,666)	$—	$—
iBonds Dec 2026 Term Corporate
Barclays Bank PLC	$13,435,656	$(13,435,656)	$—	$—
BMO Capital Markets Corp.	4,768,085	(4,768,085)	—	—
BNP Paribas SA	14,781,949	(14,781,949)	—	—
Citigroup Global Markets, Inc.	1,282,239	(1,282,239)	—	—
Goldman Sachs & Co. LLC	8,214,498	(8,063,166)	—	151,332(b)
HSBC Securities (USA), Inc.	1,942,726	(1,942,726)	—	—
J.P. Morgan Securities LLC	85,319,624	(85,319,624)	—	—
Jefferies LLC	13,018	(13,018)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	4,568,273	(4,568,273)	—	—
Morgan Stanley	52,640,689	(52,640,689)	—	—
Nomura Securities International, Inc.	193,588	(193,588)	—	—
Pershing LLC	30,962,303	(30,962,303)	—	—
RBC Capital Markets LLC	15,414,656	(15,414,656)	—	—
Wells Fargo Securities LLC	487,644	(487,644)	—	—
	$234,024,948	$(233,873,616)	$—	$151,332
85
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
iBonds Dec 2027 Term Corporate
Barclays Bank PLC	$25,242,829	$(25,242,829)	$—	$—
BMO Capital Markets Corp.	5,380,951	(5,380,951)	—	—
BNP Paribas SA	14,574,446	(14,574,446)	—	—
BofA Securities, Inc.	20,698,440	(20,698,440)	—	—
Citigroup Global Markets, Inc.	156,159	(156,159)	—	—
Goldman Sachs & Co. LLC	3,139,397	(3,139,397)	—	—
J.P. Morgan Securities LLC	42,728,071	(42,728,071)	—	—
Jefferies LLC	478,536	(478,536)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	179,341	(179,341)	—	—
Morgan Stanley	6,829,359	(6,829,359)	—	—
Pershing LLC	16,938,174	(16,938,174)	—	—
RBC Capital Markets LLC	13,052,086	(13,052,086)	—	—
State Street Bank & Trust Co.	391,650	(391,650)	—	—
Toronto-Dominion Bank	4,163,466	(4,163,466)	—	—
UBS Securities LLC	74,361	(74,361)	—	—
Wells Fargo Securities LLC	7,980,783	(7,980,783)	—	—
	$162,008,049	$(162,008,049)	$—	$—
iBonds Dec 2028 Term Corporate
Barclays Capital, Inc.	$12,199,396	$(12,199,396)	$—	$—
BMO Capital Markets Corp.	287,254	(287,254)	—	—
BNP Paribas SA	16,000,203	(16,000,203)	—	—
BofA Securities, Inc.	9,687,897	(9,687,897)	—	—
Citigroup Global Markets, Inc.	2,463,800	(2,463,800)	—	—
Goldman Sachs & Co. LLC	12,642,447	(12,642,447)	—	—
HSBC Securities (USA), Inc.	8,199,923	(8,199,923)	—	—
J.P. Morgan Securities LLC	55,642,000	(55,642,000)	—	—
Jefferies LLC	317,264	(317,264)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	211,670	(211,670)	—	—
Morgan Stanley	6,186,303	(6,186,303)	—	—
Pershing LLC	11,922,963	(11,922,963)	—	—
RBC Capital Markets LLC	8,470,891	(8,470,891)	—	—
UBS Securities LLC	160,715	(160,715)	—	—
Wells Fargo Securities LLC	3,682,220	(3,682,220)	—	—
	$148,074,946	$(148,074,946)	$—	$—
iBonds Dec 2029 Term Corporate
Barclays Bank PLC	$48,492,667	$(48,492,667)	$—	$—
Barclays Capital, Inc.	4,141,032	(4,141,032)	—	—
BMO Capital Markets Corp.	319,898	(319,898)	—	—
BNP Paribas SA	12,118,179	(12,118,179)	—	—
BofA Securities, Inc.	9,872,212	(9,872,212)	—	—
Citigroup Global Markets, Inc.	3,163,988	(3,163,988)	—	—
Goldman Sachs & Co. LLC	5,784,057	(5,784,057)	—	—
J.P. Morgan Securities LLC	41,343,919	(41,343,919)	—	—
Jefferies LLC	114,503	(114,503)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	2,604,554	(2,604,554)	—	—
Morgan Stanley	9,222,100	(9,222,100)	—	—
Pershing LLC	7,342,854	(7,342,854)	—	—
RBC Capital Markets LLC	23,357,686	(23,357,686)	—	—
Scotia Capital (USA), Inc.	1,482,618	(1,482,618)	—	—
Scotia Capital Inc	521,059	(521,059)	—	—
TD Prime Services LLC	5,042,286	(5,042,286)	—	—
TD Securities (USA) LLC	65,856	(65,856)	—	—
UBS Securities LLC	612,942	(612,942)	—	—
Wells Fargo Securities LLC	8,604,692	(8,604,692)	—	—
	$184,207,102	$(184,207,102)	$—	$—
Notes to Financial Statements
86

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
iBonds Dec 2030 Term Corporate
Barclays Bank PLC	$66,767,936	$(66,767,936)	$—	$—
Barclays Capital, Inc.	258,330	(258,330)	—	—
BMO Capital Markets Corp.	181,076	(181,076)	—	—
BNP Paribas SA	8,578,541	(8,578,541)	—	—
BofA Securities, Inc.	8,437,594	(8,437,594)	—	—
Citigroup Global Markets, Inc.	2,149,197	(2,149,197)	—	—
J.P. Morgan Securities LLC	30,902,621	(30,902,621)	—	—
Jefferies LLC	1,672,987	(1,672,987)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	3,164,066	(3,164,066)	—	—
Morgan Stanley	5,060,171	(5,060,171)	—	—
Nomura Securities International, Inc.	288,495	(288,495)	—	—
Pershing LLC	7,239,227	(7,239,227)	—	—
RBC Capital Markets LLC	26,152,233	(26,152,233)	—	—
Scotia Capital (USA), Inc.	1,342,111	(1,342,111)	—	—
State Street Bank & Trust Co.	2,288,825	(2,288,825)	—	—
Toronto-Dominion Bank	2,773,412	(2,773,412)	—	—
UBS Securities LLC	235,139	(235,139)	—	—
Wells Fargo Securities LLC	2,205,170	(2,205,170)	—	—
	$169,697,131	$(169,697,131)	$—	$—
iBonds Dec 2031 Term Corporate
Barclays Bank PLC	$41,738,619	$(41,738,619)	$—	$—
Barclays Capital, Inc.	314,860	(314,860)	—	—
BMO Capital Markets Corp.	174,304	(174,304)	—	—
BNP Paribas SA	11,919,752	(11,919,752)	—	—
BofA Securities, Inc.	2,518,605	(2,518,605)	—	—
Citigroup Global Markets, Inc.	2,729,949	(2,729,949)	—	—
J.P. Morgan Securities LLC	24,869,780	(24,869,780)	—	—
Jefferies LLC	1,497,785	(1,497,785)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	728,358	(728,358)	—	—
Morgan Stanley	10,103,679	(10,103,679)	—	—
Nomura Securities International, Inc.	1,478,258	(1,478,258)	—	—
RBC Capital Markets LLC	18,382,714	(18,382,714)	—	—
Scotia Capital (USA), Inc.	3,808,502	(3,808,502)	—	—
TD Securities (USA) LLC	1,764,180	(1,764,180)	—	—
Wells Fargo Securities LLC	4,818,977	(4,818,977)	—	—
	$126,848,322	$(126,848,322)	$—	$—
iBonds Dec 2034 Term Corporate
BMO Capital Markets	$703,408	$(703,408)	$—	$—
BofA Securities, Inc.	1,205,319	(1,205,319)	—	—
HSBC Securities (USA) Inc	990,302	(990,302)	—	—
J.P. Morgan Securities LLC	8,772,600	(8,772,600)	—	—
Jefferies LLC	160,703	(160,703)	—	—
Mitsubishi UFJ Securities Holdings Co., Ltd.	844,053	(844,053)	—	—
Morgan Stanley	3,453,230	(3,453,230)	—	—
Pershing LLC	2,951,375	(2,951,375)	—	—
RBC Capital Markets LLC	9,176,325	(9,176,325)	—	—
Scotia Capital (USA) Inc	120,684	(120,684)	—	—
TD Prime Services LLC	1,487,540	(1,487,540)	—	—
UBS Securities LLC	1,294,908	(1,294,908)	—	—
Wells Fargo Bank, National Association	152,023	(152,023)	—	—
Wells Fargo Securities LLC	40,653	(40,653)	—	—
	$31,353,123	$(31,353,123)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

(b)
The market value of the loaned securities is determined as of April 30, 2025. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of
87
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.10%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund’s investments in other funds advised by BFA or its affiliates.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
iBonds Dec 2025 Term Corporate	$30,909
iBonds Dec 2026 Term Corporate	10,100
iBonds Dec 2027 Term Corporate	2,870
iBonds Dec 2028 Term Corporate	3,226
iBonds Dec 2029 Term Corporate	4,108
iBonds Dec 2030 Term Corporate	1,924
iBonds Dec 2031 Term Corporate	1,792
iBonds Dec 2034 Term Corporate	486
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Notes to Financial Statements
88

Notes to Financial Statements (unaudited) (continued)
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
iBonds Dec 2025 Term Corporate	$110,355
iBonds Dec 2026 Term Corporate	67,093
iBonds Dec 2027 Term Corporate	64,528
iBonds Dec 2028 Term Corporate	59,797
iBonds Dec 2029 Term Corporate	86,293
iBonds Dec 2030 Term Corporate	61,295
iBonds Dec 2031 Term Corporate	56,996
iBonds Dec 2034 Term Corporate	15,544
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended April 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
iBonds Dec 2025 Term Corporate	$4,948,334	$1,081,634,035
iBonds Dec 2026 Term Corporate	52,163,365	70,602,931
iBonds Dec 2027 Term Corporate	55,162,209	56,234,430
iBonds Dec 2028 Term Corporate	140,210,925	88,446,672
iBonds Dec 2029 Term Corporate	48,412,200	39,062,516
iBonds Dec 2030 Term Corporate	163,033,634	81,419,379
iBonds Dec 2031 Term Corporate	31,507,557	25,408,178
iBonds Dec 2034 Term Corporate	3,678,700	1,462,162
For the six months ended April 30, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
iBonds Dec 2025 Term Corporate	$326,785,015	$121,467,528
iBonds Dec 2026 Term Corporate	405,915,037	98,910,510
iBonds Dec 2027 Term Corporate	517,105,126	157,768,710
iBonds Dec 2028 Term Corporate	478,838,509	67,679,811
iBonds Dec 2029 Term Corporate	682,507,739	65,182,678
iBonds Dec 2030 Term Corporate	354,083,718	72,201,254
iBonds Dec 2031 Term Corporate	309,824,933	13,057,070
iBonds Dec 2034 Term Corporate	145,060,155	—
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
89
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
As of October 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
iBonds Dec 2025 Term Corporate	$(14,846,446)
iBonds Dec 2026 Term Corporate	(27,777,063)
iBonds Dec 2027 Term Corporate	(27,180,476)
iBonds Dec 2028 Term Corporate	(20,571,934)
iBonds Dec 2029 Term Corporate	(20,549,277)
iBonds Dec 2030 Term Corporate	(8,373,941)
iBonds Dec 2031 Term Corporate	(8,011,174)
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Dec 2025 Term Corporate	$3,294,713,506	$1,839,921	$(6,961,516)	$(5,121,595)
iBonds Dec 2026 Term Corporate	3,482,797,146	7,160,981	(10,989,235)	(3,828,254)
iBonds Dec 2027 Term Corporate	3,138,237,024	17,152,199	(5,733,604)	11,418,595
iBonds Dec 2028 Term Corporate	2,891,072,017	32,977,908	(1,576,162)	31,401,746
iBonds Dec 2029 Term Corporate	2,696,005,837	34,649,780	(1,689,727)	32,960,053
iBonds Dec 2030 Term Corporate	1,942,240,610	20,341,643	(1,224,471)	19,117,172
iBonds Dec 2031 Term Corporate	1,567,239,714	25,606,155	(1,041,827)	24,564,328
iBonds Dec 2034 Term Corporate	356,231,311	977,794	(2,136,789)	(1,158,995)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic
Notes to Financial Statements
90

Notes to Financial Statements (unaudited) (continued)
growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors.  When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio.  Investment percentages in specific sectors are presented in the  Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Certain Funds invest a significant portion of their assets within the financials sector. Performance of companies in the financials sector may be adversely impacted by many factors, including, among others, changes in government regulations, economic conditions, and interest rates, credit rating downgrades, adverse public perception, exposure concentration and decreased liquidity in credit markets. The impact of changes in capital requirements and recent or future regulation on any individual financial company, or on the financials sector as a whole, cannot be predicted, but may negatively impact the Funds.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/25		Year Ended 10/31/24
iShares ETF	Shares	Amount	Shares	Amount
iBonds Dec 2025 Term Corporate
Shares sold	13,300,000	$333,068,869	29,250,000	$724,563,692
Shares redeemed	(5,100,000)	(128,044,215)	(4,400,000)	(109,145,962)
	8,200,000	$205,024,654	24,850,000	$615,417,730
iBonds Dec 2026 Term Corporate
Shares sold	17,200,000	$414,192,492	49,400,000	$1,176,180,470
Shares redeemed	(4,200,000)	(101,229,966)	(5,650,000)	(134,552,049)
	13,000,000	$312,962,526	43,750,000	$1,041,628,421
iBonds Dec 2027 Term Corporate
Shares sold	22,250,000	$534,160,389	49,800,000	$1,184,624,299
Shares redeemed	(6,650,000)	(159,700,205)	(6,550,000)	(158,426,940)
	15,600,000	$374,460,184	43,250,000	$1,026,197,359
iBonds Dec 2028 Term Corporate
Shares sold	21,950,000	$548,772,629	43,700,000	$1,088,080,193
Shares redeemed	(2,750,000)	(68,571,019)	(950,000)	(23,856,732)
	19,200,000	$480,201,610	42,750,000	$1,064,223,461
iBonds Dec 2029 Term Corporate
Shares sold	30,950,000	$708,321,910	49,600,000	$1,133,794,653
Shares redeemed	(2,900,000)	(66,518,545)	(400,000)	(8,816,357)
	28,050,000	$641,803,365	49,200,000	$1,124,978,296
91
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
	Six Months Ended 04/30/25		Year Ended 10/31/24
iShares ETF	Shares	Amount	Shares	Amount
iBonds Dec 2030 Term Corporate
Shares sold	20,950,000	$449,847,601	42,800,000	$915,268,232
Shares redeemed	(3,400,000)	(73,316,648)	(2,850,000)	(60,846,254)
	17,550,000	$376,530,953	39,950,000	$854,421,978
iBonds Dec 2031 Term Corporate
Shares sold	16,050,000	$329,126,127	30,600,000	$624,929,738
Shares redeemed	(650,000)	(13,344,926)	(350,000)	(7,207,252)
	15,400,000	$315,781,201	30,250,000	$617,722,486
iBonds Dec 2034 Term Corporate(a)
Shares sold	5,850,000	$149,361,456	6,850,000	$176,714,559

(a)	The Fund commenced operations on May 22, 2024.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
92

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
93
2025 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
REIT	Real Estate Investment Trust
Glossary of Terms Used in these Financial Statements
94

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

April 30, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares iBonds Dec 2030 Term Muni Bond ETF | IBMS | Cboe BZX Exchange

2

Schedule of Investments (unaudited)
April 30, 2025
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Debt Obligations
Alabama — 1.1%
Alabama Federal Aid Highway Finance Authority RB, 5.00%, 09/01/30	$100	$109,634
Alabama Highway Finance Corp. RB, 5.00%, 08/01/33	190	203,385
Alabama Public School and College Authority RB, Series A, 5.00%, 11/01/32	355	386,772
University of Alabama at Birmingham RB, 5.00%, 10/01/30	30	32,823
		732,614
Alaska — 0.7%
Municipality of Anchorage Alaska GO
5.00%, 04/01/30	130	140,347
5.00%, 09/01/30	50	54,258
5.00%, 04/01/34	210	224,083
State of Alaska GO, 5.00%, 08/01/30	65	70,463
		489,151
Arizona — 1.6%
Arizona Board of Regents RB, 5.00%, 07/01/30	15	16,348
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/30	235	253,969
5.00%, 07/01/34	275	296,021
County of Pima Arizona Sewer System Revenue COP, 5.00%, 07/01/30	20	21,788
Maricopa County Union High School District No. 210-Phoenix GO, 5.00%, 07/01/30	75	81,778
Salt River Project Agricultural Improvement & Power District RB, 5.00%, 01/01/30	355	370,945
		1,040,849
Arkansas — 0.3%
City of Little Rock Arkansas GOL, 4.00%, 02/01/30	120	121,223
University of Arkansas RB, 5.00%, 11/01/30	70	76,489
		197,712
California — 14.2%
Anaheim Public Financing Authority RB, 5.00%, 09/01/30 (BAM)	250	266,469
California Infrastructure & Economic Development Bank RB, 5.00%, 07/01/30	225	241,971
California State Public Works Board RB
3.00%, 05/01/30	55	53,419
5.00%, 02/01/30	255	276,512
5.00%, 11/01/30	25	27,386
5.00%, 03/01/31	175	189,649
City & County of San Francisco California GO, 2.00%, 06/15/30	285	256,913
City of Los Angeles Department of Airports RB, 5.00%, 05/15/30	100	108,996
City of Palo Alto California COP, 3.00%, 11/01/32	40	38,255
Coast Community College District GO, 0.00%, 08/01/30 (AGM)(a)	110	92,558
East Side Union High School District GO, 5.00%, 08/01/30	100	109,072
Escondido Union High School District GO, 0.00%, 08/01/30 (AGC)(a)	25	20,993
Fontana Unified School District GO, 0.00%, 08/01/30(a)	75	62,299
Grossmont Union High School District GO, 0.00%, 08/01/30(a)	150	125,760
Grossmont-Cuyamaca Community College District GO, 0.00%, 08/01/30 (AGC)(a)	15	12,531
Jefferson Union High School District GO, 5.00%, 08/01/30	150	164,343
Security	Par (000)	Value
California (continued)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue RB, Series A, 5.00%, 06/01/32	$65	$71,091
Los Angeles Department of Water & Power RB
5.00%, 07/01/30	135	142,314
5.00%, 07/01/30	105	109,040
Los Angeles Department of Water & Power System Revenue RB, Series D, 5.00%, 07/01/30	20	20,641
Los Angeles Department of Water & Power Water System Revenue RB
5.00%, 07/01/33	55	57,569
Series B, 4.00%, 07/01/30	170	171,154
Los Angeles Unified School District/California GO
5.00%, 07/01/30	320	350,361
5.00%, 07/01/30	155	166,907
Series B-1, 5.00%, 07/01/30	140	146,778
Series C, 4.00%, 07/01/33	110	113,946
Mount San Jacinto Community College District GO, 3.00%, 08/01/30	50	48,910
Mountain View Los Altos Union High School District/California GO, 3.00%, 08/01/31	85	84,138
Municipal Improvement Corp. of Los Angeles RB, 5.00%, 11/01/30	395	432,821
New Haven Unified School District GO, 0.00%, 08/01/30 (AGC)(a)	100	83,280
Newport Mesa Unified School District GO, 0.00%, 08/01/30(a)	70	59,084
Palo Alto Unified School District GO
3.00%, 08/01/33	45	43,632
3.00%, 08/01/34	100	95,606
Poway Unified School District GO, 0.00%, 08/01/30(a)	125	104,655
Rancho Santiago Community College District GO, 0.00%, 09/01/30 (AGM)(a)	305	254,963
Riverside Unified School District Financing Authority ST, 5.00%, 09/01/30	100	110,788
Sacramento Municipal Utility District RB, 5.00%, 08/15/30	100	110,554
San Diego Unified School District/California GO
5.00%, 07/01/30	150	165,668
Series C, 0.00%, 07/01/30(a)	20	16,811
San Francisco Bay Area Rapid Transit District GO
4.00%, 08/01/30	60	62,631
5.00%, 08/01/30	110	119,467
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, 5.00%, 10/01/30	55	60,752
San Francisco Unified School District GO, 5.00%, 06/15/30	75	81,507
San Jose Evergreen Community College District GO, 0.00%, 09/01/30 (AGM)(a)	65	54,910
San Jose Unified School District GO, Series C, 0.00%, 08/01/30 (NPFGC)(a)	225	190,501
San Mateo County Community College District GO
0.00%, 09/01/30 (NPFGC)(a)	140	117,340
Series C, 0.00%, 09/01/30 (NPFGC)(a)	55	46,098
Simi Valley Unified School District GO, 0.00%, 08/01/30 (AGM)(a)	110	92,702
Southern California Public Power Authority RB, 5.00%, 07/01/30	100	105,755
State of California Department of Water Resources RB, 5.00%, 12/01/32	100	110,518
State of California GO
5.00%, 03/01/30	45	48,851
5.00%, 04/01/30	95	103,246
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
5.00%, 08/01/30	$455	$496,731
5.00%, 08/01/30	130	137,265
5.00%, 09/01/30	110	120,225
5.00%, 10/01/30	90	98,478
5.00%, 10/01/30	480	516,145
5.00%, 11/01/30	435	476,516
5.00%, 12/01/30	15	16,449
5.00%, 11/01/31	320	349,632
5.00%, 03/01/32	110	118,888
5.00%, 03/01/33	170	183,161
5.00%, 03/01/34	140	150,438
STHRN CALIFORNIA ST PUBLIC PWR STNPWR 07/30 FIXED 5, 5.00%, 07/01/30	80	84,604
Transbay Joint Powers Authority TA, 5.00%, 10/01/30	35	36,234
University of California RB
4.00%, 05/15/30	35	35,927
5.00%, 05/15/30	80	84,352
Series O, 5.00%, 05/15/30	75	79,035
Upland Unified School District GO, 0.00%, 08/01/30 (AGM)(a)	120	100,453
		9,286,648
Colorado — 1.4%
City & County of Denver Co. Airport System Revenue RB, 5.00%, 11/15/30	50	54,581
City & County of Denver Co. Pledged Excise Tax Revenue RB, 5.00%, 08/01/30	20	21,782
City & County of Denver Colorado GO
3.00%, 08/01/34	50	46,012
5.00%, 08/01/30	85	91,341
5.00%, 08/01/31	155	169,250
City of Colorado Springs Colorado Utilities System Revenue RB, 5.00%, 11/15/30	60	65,753
Denver City & County School District No. 1 GO, 5.00%, 12/01/32 (SAW)	40	43,436
E-470 Public Highway Authority RB, 0.00%, 09/01/30 (NPFGC)(a)	265	218,226
State of Colorado COP, 5.00%, 03/15/30	60	62,247
University of Colorado RB
4.00%, 06/01/30	65	67,636
5.00%, 06/01/30	40	43,567
		883,831
Connecticut — 2.1%
State of Connecticut GO
4.00%, 01/15/30	245	252,314
4.00%, 06/01/30	50	51,570
4.00%, 06/01/32	135	137,977
4.00%, 06/01/33	120	122,051
5.00%, 01/15/30	25	27,031
5.00%, 09/15/30	75	81,804
5.00%, 11/15/30	35	38,259
State of Connecticut Special Tax Revenue RB
5.00%, 11/01/30	155	169,349
Series B, 5.00%, 10/01/30	415	437,700
University of Connecticut RB, 5.00%, 02/15/30	45	48,776
		1,366,831
Delaware — 0.8%
Delaware Transportation Authority RB
5.00%, 07/01/30	110	118,325
5.00%, 09/01/31	115	123,895
5.00%, 07/01/34	170	182,750
Security	Par (000)	Value
Delaware (continued)
State of Delaware GO, 4.00%, 01/01/33	$120	$123,304
		548,274
District of Columbia — 1.5%
District of Columbia GO
5.00%, 06/01/30	135	141,509
5.00%, 12/01/30	50	54,608
District of Columbia Income Tax Revenue RB
5.00%, 03/01/30	130	140,621
5.00%, 03/01/33	105	112,444
5.00%, 05/01/33	25	26,815
5.00%, 05/01/34	175	187,030
District of Columbia RB, 5.00%, 12/01/30	100	107,028
Washington Metropolitan Area Transit Authority Dedicated Revenue RB
5.00%, 07/15/30	75	81,629
5.00%, 07/15/33	140	149,471
		1,001,155
Florida — 4.4%
Central Florida Expressway Authority RB, 5.00%, 07/01/30 (AGM)	110	119,826
City of Jacksonville Florida RB, 5.00%, 10/01/30	190	206,680
County of Manatee Florida Public Utilities Revenue RB, 5.00%, 10/01/30	40	43,699
County of Miami-Dade Florida Aviation Revenue RB, 4.00%, 10/01/34	40	40,263
County of Miami-Dade Florida GO, 4.00%, 07/01/31	90	92,048
County of Miami-Dade Florida RB, 4.00%, 04/01/33	50	50,868
County of Miami-Dade Florida Transit System RB, 5.00%, 07/01/30	55	58,563
County of Miami-Dade Florida Water & Sewer System Revenue RB, 5.00%, 10/01/30	95	99,948
County of Orange Florida Water Utility System Revenue, 5.00%, 10/01/34	200	216,024
County of Orange Florida Water Utility System Revenue RB, 5.00%, 10/01/30	15	16,395
Duval County Public Schools COP, 5.00%, 07/01/30 (AGM)	220	237,254
Hillsborough County School Board COP, 5.00%, 07/01/30	85	89,109
JEA Electric System Revenue RB, 5.00%, 10/01/30 (AGC)	140	152,654
JEA Water & Sewer System Revenue RB, 5.00%, 10/01/30	100	109,299
Miami-Dade County Educational Facilities Authority RB, 5.00%, 04/01/30	50	53,625
Palm Beach County School District COP, 5.00%, 08/01/33	375	398,294
School District of Broward County/Florida COP
5.00%, 07/01/30	110	119,717
5.00%, 07/01/33	55	58,623
Series A, 5.00%, 07/01/32	90	95,908
State of Florida Department of Transportation RB
3.00%, 07/01/33	95	87,767
3.00%, 07/01/34	40	36,412
5.00%, 07/01/30	70	75,766
State of Florida Department of Transportation Turnpike System Revenue RB
4.00%, 07/01/32	50	51,221
5.00%, 07/01/30	185	201,803
State of Florida GO
5.00%, 07/01/30	55	60,133
5.00%, 06/01/33	55	59,273
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
Series A, 5.00%, 06/01/30	$45	$49,054
		2,880,226
Georgia — 1.4%
Athens-Clarke County Unified Government GO, 5.00%, 12/01/30	45	49,362
City of Atlanta Georgia Department of Aviation RB, 5.00%, 07/01/30	20	21,728
Georgia State Road & Tollway Authority RB, 5.00%, 06/01/31	85	92,452
Henry County School District GO, 4.00%, 08/01/30 (SAW)	20	20,672
Municipal Electric Authority of Georgia RB
5.00%, 01/01/30	155	165,440
5.00%, 01/01/30	100	105,380
Private Colleges & Universities Authority RB, 5.00%, 09/01/30	330	360,135
State of Georgia GO, 5.00%, 08/01/33	75	81,494
		896,663
Hawaii — 1.7%
City & County of Honolulu Hawaii GO
5.00%, 03/01/30	285	309,363
5.00%, 09/01/30	45	46,971
County of Hawaii GO, 5.00%, 09/01/31	90	97,606
County of Maui Hawaii GO, 5.00%, 03/01/32	250	269,716
State of Hawaii Airports System Revenue RB
5.00%, 07/01/30	65	70,616
5.00%, 07/01/33	180	193,449
State of Hawaii Harbor System Revenue RB, 4.00%, 07/01/32	145	147,242
		1,134,963
Illinois — 4.5%
Chicago O'Hare International Airport RB
5.00%, 01/01/30	155	167,034
Series A, 5.00%, 01/01/34	170	180,621
City of Chicago Illinois GO, 5.00%, 01/01/30	100	104,341
City of Chicago Illinois Wastewater Transmission Revenue RB
5.00%, 01/01/30 (AGM)	115	122,077
5.00%, 01/01/30 (BAM)	110	116,769
City of Chicago Illinois Waterworks Revenue RB, 5.00%, 11/01/30	60	64,058
County of Cook Illinois GO, 5.00%, 11/15/31	115	123,512
County of Cook Illinois Sales Tax Revenue RB, 5.00%, 11/15/30	60	64,829
Illinois Finance Authority RB, 5.00%, 01/01/30	55	59,392
Illinois State Toll Highway Authority RB
5.00%, 01/01/30	225	242,964
5.00%, 01/01/30	15	15,596
5.00%, 01/01/31	110	117,955
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/01/30	45	49,365
Metropolitan Water Reclamation District of Greater Chicago GOL, 5.00%, 12/01/30	90	98,730
Regional Transportation Authority RB, 6.00%, 07/01/30 (NPFGC)	150	169,436
Sales Tax Securitization Corp. RB, Series A, 5.00%, 01/01/30	300	318,464
State of Illinois GO
5.00%, 07/01/30	250	264,640
5.00%, 12/01/30	165	175,187
Series B, 5.00%, 10/01/30	100	103,923
Security	Par (000)	Value
Illinois (continued)
State of Illinois Sales Tax Revenue RB
4.00%, 06/15/30 (BAM)	$135	$139,195
5.00%, 06/15/30	160	169,968
University of Illinois RB, 5.00%, 04/01/31	95	101,545
		2,969,601
Indiana — 1.8%
Ball State University RB, 5.00%, 07/01/30	40	43,337
City of Indianapolis Department of Public Utilities Water System Revenue RB, 5.00%, 10/01/30	165	173,328
Indiana Finance Authority RB
5.00%, 02/01/30	230	248,114
5.00%, 02/01/30	35	37,408
5.00%, 10/01/30	240	261,955
Indiana Municipal Power Agency RB
5.00%, 01/01/30 (AGC)	55	59,270
5.00%, 01/01/30	30	31,198
Indiana University RB
4.00%, 06/01/30	60	62,376
5.00%, 08/01/30	50	54,657
5.00%, 08/01/32	35	38,021
Purdue University RB
5.00%, 07/01/30	45	49,158
5.00%, 07/01/31	90	97,819
		1,156,641
Iowa — 0.3%
Iowa Finance Authority RB, 5.00%, 08/01/30	180	189,676
Kansas — 0.6%
Johnson County Public Building Commission RB, 5.00%, 09/01/30	50	54,386
Johnson County Unified School District No. 229 Blue Valley GO, 5.00%, 10/01/30	120	131,352
State of Kansas Department of Transportation RB, 5.00%, 09/01/30	175	190,799
		376,537
Kentucky — 0.7%
Kentucky State Property & Building Commission RB
5.00%, 10/01/30	30	32,573
5.00%, 11/01/30	175	190,207
5.00%, 11/01/30	125	131,773
Kentucky Turnpike Authority RB, 5.00%, 07/01/30	55	59,724
Louisville/Jefferson County Metropolitan Government GO, 5.00%, 12/01/30	20	21,834
		436,111
Louisiana — 0.8%
City of New Orleans Los Angeles GO, 5.00%, 12/01/31	240	258,619
New Orleans Aviation Board RB, 5.00%, 10/01/30 (AGM)	25	26,155
State of Louisiana Gasoline & Fuels Tax Revenue RB, 5.00%, 05/01/30	115	124,116
State of Louisiana GO, 5.00%, 04/01/30	15	16,208
State of Louisiana RB, 5.00%, 09/01/30	100	104,899
		529,997
Maine — 0.3%
Maine Municipal Bond Bank RB
5.00%, 09/01/30	95	103,231
5.00%, 11/01/30	45	49,026
Maine Turnpike Authority RB, 5.00%, 07/01/30	15	16,318
State of Maine GO, 5.00%, 06/01/30	40	43,603
		212,178
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Maryland — 2.6%
County of Anne Arundel Maryland GOL, 5.00%, 10/01/30	$55	$59,450
County of Baltimore Maryland GO, 5.00%, 03/01/31	50	54,305
County of Frederick Maryland GO, 5.00%, 10/01/30	45	49,448
County of Montgomery Maryland GO
4.00%, 11/01/30	70	72,982
5.00%, 08/01/30	130	142,510
County of Prince George's Maryland GOL
5.00%, 07/01/30	45	49,272
5.00%, 09/15/30	100	109,815
Maryland State Transportation Authority RB
5.00%, 07/01/30	135	147,052
5.00%, 07/01/31	50	54,313
State of Maryland Department of Transportation RB, 5.00%, 10/01/34	260	281,007
State of Maryland GO
5.00%, 03/15/30	110	117,931
Series A, 5.00%, 03/15/30	65	70,904
Series A, 5.00%, 08/01/31	375	410,068
Washington Suburban Sanitary Commission RB, 5.00%, 12/01/31 (GTD)	100	109,795
		1,728,852
Massachusetts — 0.8%
Commonwealth of Massachusetts GOL
4.00%, 11/01/34	115	117,216
5.00%, 01/01/30	80	85,269
5.00%, 05/01/30	55	59,942
5.00%, 07/01/30	195	213,014
Series E, 5.00%, 11/01/30	50	54,872
		530,313
Michigan — 0.7%
Chippewa Valley Schools GO, 5.00%, 05/01/30 (Q-SBLF)	20	21,210
Karegnondi Water Authority RB, 5.00%, 11/01/30 (BAM)	25	27,224
Michigan State University RB
5.00%, 02/15/30	55	58,334
5.00%, 08/15/30	30	32,705
State of Michigan GO, Series A, 5.00%, 05/15/32	90	96,893
State of Michigan Trunk Line Revenue RB
5.00%, 11/15/30	110	120,892
5.00%, 11/15/33	20	21,479
University of Michigan RB, 5.00%, 04/01/34	65	70,002
		448,739
Minnesota — 1.2%
County of Hennepin Minnesota GO, 5.00%, 12/01/30	55	60,456
Metropolitan Council GO, 5.00%, 03/01/31	145	157,792
Minneapolis-St. Paul Metropolitan Airports Commission RB, 5.00%, 01/01/30	85	91,599
Minnesota Public Facilities Authority State Revolving Fund RB, 5.00%, 03/01/30	145	157,871
State of Minnesota GO
4.00%, 08/01/30	90	92,945
5.00%, 08/01/30	115	126,119
5.00%, 09/01/30	40	43,920
5.00%, 08/01/32	25	27,308
University of Minnesota RB, 5.00%, 08/01/30	50	54,607
		812,617
Mississippi — 0.3%
State of Mississippi GO
5.00%, 06/01/30	30	32,603
5.00%, 06/01/32	150	162,372
		194,975
Security	Par (000)	Value
Missouri — 0.6%
Curators of the University of Missouri (The) RB, 5.00%, 11/01/30	$130	$142,532
Missouri Joint Municipal Electric Utility Commission RB, 5.00%, 01/01/30	260	278,557
		421,089
Nebraska — 0.4%
City of Lincoln Nebraska Electric System Revenue RB, 5.00%, 09/01/32	70	74,888
City of Omaha Nebraska Sewer Revenue RB, 4.00%, 04/01/33	25	25,501
Omaha Public Power District RB, 5.00%, 02/01/30	125	135,406
		235,795
Nevada — 1.9%
Clark County School District GOL
4.00%, 06/15/32 (BAM)	65	65,892
5.00%, 06/15/30 (BAM)	45	48,815
Clark County Water Reclamation District GOL, 5.00%, 07/01/30	140	152,653
County of Clark Department of Aviation RB, 5.00%, 07/01/30	180	191,865
County of Clark Nevada GOL
4.00%, 11/01/32	70	71,351
5.00%, 06/01/30	40	42,623
5.00%, 12/01/30	110	115,116
County of Clark Nevada RB, 5.00%, 07/01/30	65	70,713
County of Washoe Nevada Gas Tax Revenue RB, 5.00%, 02/01/30	15	15,863
Las Vegas Valley Water District GOL, 5.00%, 06/01/30	245	266,602
State of Nevada GOL, 5.00%, 05/01/30	30	32,638
State of Nevada Highway Improvement Revenue RB, 4.00%, 12/01/32	105	107,161
Washoe County School District/Nevada GOL, 5.00%, 06/01/30 (BAM)	80	85,404
		1,266,696
New Hampshire — 0.5%
New Hampshire Municipal Bond Bank RB, 5.00%, 08/15/30	255	277,714
State of New Hampshire GO, 5.00%, 12/01/30	20	21,940
		299,654
New Jersey — 2.1%
New Jersey Economic Development Authority RB
5.00%, 06/15/30	35	37,222
5.00%, 11/01/30	85	91,219
5.00%, 11/01/30	55	58,396
New Jersey Educational Facilities Authority RB
5.00%, 06/01/30	145	156,582
5.00%, 06/15/30	115	124,406
New Jersey Transportation Trust Fund Authority RB
5.00%, 06/15/30	265	284,256
5.00%, 06/15/30	190	199,017
State of New Jersey GO, Series A, 4.00%, 06/01/30	435	451,159
		1,402,257
New Mexico — 0.8%
New Mexico Finance Authority RB
5.00%, 06/01/30	40	43,370
Series A, 5.00%, 06/15/30	85	92,626
New Mexico State University RB, 5.00%, 04/01/30 (BAM)	150	156,384
Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Mexico (continued)
State of New Mexico Severance Tax Permanent Fund RB, 5.00%, 07/01/30	$225	$244,774
		537,154
New York — 11.1%
City of New York GO
5.00%, 04/01/30	215	228,187
5.00%, 08/01/30	110	119,472
5.00%, 08/01/30	15	15,878
5.00%, 10/01/30	120	130,610
5.00%, 08/01/31	340	368,155
5.00%, 08/01/32	70	75,543
Series A-1, 4.00%, 08/01/34	110	110,821
Series C, 5.00%, 08/01/30	130	141,194
Series C, 5.00%, 08/01/33	35	37,624
Series C-1, 5.00%, 08/01/30	35	38,014
Series C-1, 5.00%, 08/01/34	235	251,519
Empire State Development Corp. RB
5.00%, 03/15/30	90	97,575
5.00%, 03/15/33	90	96,884
Long Island Power Authority RB, 5.00%, 09/01/34	125	134,086
Metropolitan Transportation Authority RB
5.00%, 11/15/30	175	188,170
5.00%, 11/15/30	70	72,442
Series A, 0.00%, 11/15/30(a)	195	159,165
New York City Municipal Water Finance Authority RB, 5.00%, 06/15/30	235	246,576
New York City Transitional Finance Authority Building Aid Revenue RB
5.00%, 07/15/30 (SAW)	255	267,795
Series S, 5.00%, 07/15/30 (SAW)	25	26,254
New York City Transitional Finance Authority Future Tax Secured Revenue RB
5.00%, 05/01/30	135	146,219
5.00%, 11/01/30	335	365,167
5.00%, 08/01/31	50	54,168
5.00%, 11/01/31	125	135,851
5.00%, 05/01/32	90	97,677
5.00%, 11/01/32	100	108,331
5.00%, 05/01/34	215	231,134
New York State Dormitory Authority RB
5.00%, 03/15/30	280	302,645
5.00%, 03/15/30	170	177,930
5.00%, 07/01/30	15	15,802
5.00%, 09/15/30	20	21,625
5.00%, 10/01/30 (SAW)	125	135,916
5.00%, 10/01/30 (AGM)	205	219,459
5.00%, 03/15/31	175	189,275
5.00%, 10/01/32 (BAM)	185	199,589
Series A, 4.00%, 03/15/34	160	160,872
Series A, 5.00%, 03/15/32	275	296,628
Series D, 5.00%, 02/15/33	205	218,979
New York State Environmental Facilities Corp. RB, 5.00%, 06/15/30	25	27,392
New York State Thruway Authority RB, 5.00%, 03/15/30	260	283,109
New York State Urban Development Corp. RB
4.00%, 03/15/34	35	35,090
5.00%, 03/15/30	75	81,312
5.00%, 03/15/32	90	97,262
Series E, 4.00%, 03/15/34	235	235,550
Port Authority of New York & New Jersey RB
5.00%, 01/15/30	40	43,187
Security	Par (000)	Value
New York (continued)
5.00%, 07/15/33	$30	$32,431
Series 209TH, 5.00%, 07/15/30	45	47,118
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/30	345	375,910
Series A, 0.00%, 11/15/30(a)	190	154,243
		7,295,835
North Carolina — 2.2%
City of Charlotte North Carolina Airport Revenue RB, 5.00%, 07/01/30	60	65,184
City of Charlotte North Carolina COP, 5.00%, 06/01/30	105	112,457
City of Charlotte North Carolina GO, 5.00%, 07/01/30	75	82,146
City of Charlotte North Carolina Water & Sewer System Revenue RB
3.00%, 07/01/30	25	24,267
5.00%, 07/01/30	60	65,656
5.00%, 07/01/30	15	16,139
City of Raleigh North Carolina Combined Enterprise System Revenue RB, 5.00%, 09/01/30	55	60,384
City of Raleigh North Carolina RB, 5.00%, 10/01/30	125	136,747
County of Johnston North Carolina RB, 5.00%, 04/01/32	45	48,616
County of Wake North Carolina RB, 5.00%, 09/01/30	130	139,779
North Carolina Municipal Power Agency No. 1 RB
5.00%, 01/01/30	120	129,047
5.00%, 01/01/32	85	90,772
State of North Carolina RB
5.00%, 03/01/30	60	64,761
5.00%, 03/01/30	70	74,446
Series B, 3.00%, 05/01/33	130	122,167
Series B, 5.00%, 05/01/33	100	107,301
University of North Carolina at Greensboro RB, 5.00%, 04/01/30	100	104,227
		1,444,096
North Dakota — 0.2%
North Dakota Building Authority RB, 5.00%, 12/01/31	105	113,377
Ohio — 2.6%
American Municipal Power Inc. RB
5.00%, 02/15/30	200	215,109
5.00%, 02/15/30	175	184,438
City of Cleveland Ohio GOL, 4.00%, 12/01/30	125	128,476
City of Columbus Ohio GO, 5.00%, 08/15/30	130	142,316
City of Columbus Ohio GOL, 5.00%, 04/01/30	55	59,900
Ohio State University (The) RB, 5.00%, 12/01/30	120	131,519
Ohio Water Development Authority RB
5.00%, 06/01/30	55	60,038
5.00%, 12/01/30	25	27,480
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/30	60	65,313
5.00%, 06/01/33	25	27,207
5.00%, 12/01/33	125	135,011
5.25%, 12/01/33	110	120,924
State of Ohio GO, 5.00%, 03/01/30	45	49,016
State of Ohio GOL
5.00%, 05/01/30	55	60,049
5.00%, 11/01/30	75	82,468
State of Ohio RB
5.00%, 02/01/30	50	54,167
5.00%, 12/01/30	100	109,543
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Ohio (continued)
University of Cincinnati RB, 5.00%, 06/01/30	$25	$27,107
		1,680,081
Oklahoma — 0.9%
City of Oklahoma City Oklahoma GO, 3.00%, 03/01/30	65	62,956
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/30	90	94,312
Oklahoma Department of Transportation RB, 5.00%, 09/01/30	60	63,346
Oklahoma Municipal Power Authority RB, 5.00%, 01/01/30 (AGM)	30	32,208
Oklahoma Turnpike Authority RB, 5.00%, 01/01/30	95	102,675
Oklahoma Water Resources Board RB
5.00%, 04/01/30	120	130,633
5.00%, 10/01/30	55	60,290
University of Oklahoma (The) RB, 5.00%, 07/01/31	50	53,694
		600,114
Oregon — 1.6%
City of Portland Oregon Sewer System Revenue RB
4.00%, 03/01/33	40	40,804
5.00%, 10/01/30	275	300,586
Clackamas County School District No. 86 Canby GO, 5.00%, 06/15/30 (GTD)	55	59,799
Multnomah County School District No. 1 Portland/Oregon GO, 3.00%, 06/15/34 (GTD)	350	324,922
Oregon City School District No. 62 GO, 0.00%, 06/15/30 (GTD)(a)	150	126,151
Portland Community College District GO, 5.00%, 06/15/30	35	38,140
Salem-Keizer School District No. 24J GOL, 0.00%, 06/15/30(a)	170	139,420
Tri-County Metropolitan Transportation District of Oregon RB, 5.00%, 10/01/30	35	36,275
		1,066,097
Pennsylvania — 1.8%
City of Philadelphia Pennsylvania GO, 5.00%, 02/01/30	50	53,270
City of Philadelphia Pennsylvania Water & Wastewater Revenue RB
5.00%, 09/01/30 (AGC)	100	108,710
5.00%, 10/01/32	30	32,365
Commonwealth of Pennsylvania GO
4.00%, 05/01/32	145	148,540
5.00%, 05/01/31	135	145,717
County of Allegheny Pennsylvania GO, 5.00%, 12/01/30	45	49,073
Pennsylvania Turnpike Commission RB, 5.00%, 12/01/30	330	359,516
Pittsburgh Water & Sewer Authority RB
0.00%, 09/01/30 (NPFGC)(a)	75	61,827
5.00%, 09/01/30	160	172,633
5.00%, 09/01/30 (AGM)	70	76,312
		1,207,963
Rhode Island — 0.3%
Rhode Island Commerce Corp. RB, 5.00%, 05/15/33	85	90,472
State of Rhode Island GO
5.00%, 05/01/30	45	47,984
5.00%, 12/01/30	50	54,823
		193,279
South Carolina — 0.3%
South Carolina Public Service Authority RB, 5.00%, 12/01/30	175	189,699
South Dakota — 0.1%
South Dakota Conservancy District RB, 5.00%, 08/01/30	65	71,021
Security	Par (000)	Value
Tennessee — 2.6%
City of Memphis Tennessee Electric System Revenue RB, 5.00%, 12/01/30	$50	$54,766
City of Memphis Tennessee GO
5.00%, 05/01/30	125	135,918
5.00%, 12/01/30	50	54,793
City of Memphis Tennessee Sanitary Sewerage System Revenue RB
5.00%, 10/01/32	110	118,606
5.00%, 10/01/33	125	134,306
City of Oak Ridge Tennessee GO, 2.00%, 06/01/32	50	42,895
County of Hamilton Tennessee GO, 5.00%, 08/01/30	150	164,258
County of Knox Tennessee GO, 5.00%, 06/01/30	270	294,043
County of Montgomery Tennessee GO, 5.00%, 06/01/32	30	32,368
County of Shelby Tennessee GO, 4.00%, 04/01/32	80	81,179
County of Sumner Tennessee GO
4.00%, 12/01/30	60	60,990
5.00%, 06/01/30	100	108,905
Metropolitan Government of Nashville & Davidson County Tennessee GO, 5.00%, 01/01/30	235	254,494
Metropolitan Government of Nashville & Davidson County Tennessee Water & Sewer Revenue RB, 5.00%, 07/01/30	95	103,481
State of Tennessee GO, 5.00%, 11/01/30	30	33,037
		1,674,039
Texas — 13.0%
Arlington Independent School District/Texas GO, 5.00%, 02/15/30 (PSF)	250	270,383
Austin Independent School District GO
5.00%, 08/01/30	165	179,931
5.00%, 08/01/30 (PSF)	75	81,867
Central Texas Regional Mobility Authority RB, 5.00%, 01/01/30	185	197,626
Central Texas Turnpike System RB, 0.00%, 08/15/30 (AMBAC)(a)	25	20,430
City of Austin Texas Electric Utility Revenue RB, 5.00%, 11/15/30	70	76,150
City of Austin Texas GOL, 5.00%, 09/01/33	55	59,349
City of Austin Texas Water & Wastewater System Revenue RB, 5.00%, 11/15/30	100	109,263
City of Dallas Texas GOL, 5.00%, 02/15/30	50	54,028
City of Denton Texas GOL
3.00%, 02/15/33	155	144,089
5.00%, 02/15/30	45	48,521
City of Fort Worth Texas Water & Sewer System Revenue RB, 3.00%, 02/15/34	115	106,689
City of Frisco Texas GOL, 5.00%, 02/15/30	80	86,704
City of Greenville Texas GOL, 3.00%, 02/15/32 (BAM)	45	43,092
City of Houston Texas Combined Utility System Revenue RB, 5.00%, 11/15/30	80	87,368
City of Houston Texas GOL, 5.00%, 03/01/30	30	32,408
City of Irving Texas GOL, 5.00%, 09/15/30	15	16,345
City of League City Texas GOL, 3.00%, 02/15/30	60	57,498
City of Lubbock Texas GOL, 5.00%, 02/15/30	65	70,116
City of Plano Texas GOL
2.00%, 09/01/33	100	83,960
3.00%, 09/01/30	125	121,868
5.00%, 09/01/30	125	130,355
City of San Antonio Texas Electric & Gas Systems Revenue RB
4.00%, 02/01/30	215	222,232
5.00%, 02/01/34	105	111,351
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
City of San Antonio Texas GOL, 5.00%, 02/01/30	$120	$129,880
Clear Creek Independent School District GO, 5.00%, 02/15/30 (PSF)	275	297,803
Conroe Independent School District GO
3.00%, 02/15/32 (PSF)	100	95,222
5.00%, 02/15/30 (PSF)	20	21,677
County of Bexar Texas RB, 4.00%, 08/15/30	35	35,617
County of Harris Texas GOL, 5.00%, 08/15/30	60	65,463
County of Harris Texas Toll Road Revenue RB
4.00%, 08/15/33	90	91,203
4.00%, 08/15/34	145	146,372
5.00%, 08/15/30	15	16,283
County of Williamson Texas GOL, 5.00%, 02/15/30	140	150,762
Cypress-Fairbanks Independent School District GO, 5.00%, 02/15/30 (PSF)	105	112,047
Dallas Area Rapid Transit RB, 5.00%, 12/01/30	230	249,689
Dallas Fort Worth International Airport RB
4.00%, 11/01/34	65	65,799
5.00%, 11/01/30	365	398,252
5.00%, 11/01/31	85	92,201
Dallas Independent School District GO, 5.00%, 02/15/30 (PSF)	160	173,267
Del Valle Independent School District Texas GO, 5.00%, 06/15/30 (PSF)	75	81,392
Fort Bend Independent School District GO, 5.00%, 08/15/30 (PSF)	35	38,118
Fort Worth Independent School District GO, 5.00%, 02/15/30 (PSF)	50	54,030
Garland Independent School District GO, 5.00%, 02/15/30 (PSF)	240	259,790
Grand Parkway Transportation Corp. RB, Series A, 5.00%, 10/01/30	85	88,690
Harris County Flood Control District GOL
5.00%, 10/01/30	125	136,551
5.00%, 10/01/30	165	177,679
Houston Independent School District GOL, 5.00%, 02/15/30 (PSF)	70	73,296
Katy Independent School District GO, 5.00%, 02/15/30 (PSF)	85	91,930
Lamar Consolidated Independent School District GO, 5.00%, 02/15/30	150	162,084
Leander Independent School District GO, 5.00%, 08/15/30 (PSF)	30	32,718
Lewisville Independent School District GO, 5.00%, 08/15/30 (PSF)	35	38,225
Lower Colorado River Authority RB
5.00%, 05/15/30 (AGM)	160	172,755
5.00%, 05/15/34	120	127,371
North Texas Municipal Water District Upper East Fork Wastewater Interceptor Sys RB, 3.00%, 06/01/33	135	123,488
North Texas Municipal Water District Water System Revenue RB
4.00%, 09/01/30	60	62,101
4.00%, 09/01/31	150	154,048
North Texas Tollway Authority RB
0.00%, 01/01/30 (AGC)(a)	280	235,080
5.00%, 01/01/30	20	20,757
Northside Independent School District GO, 5.00%, 08/15/30 (PSF)	20	21,660
Northwest Independent School District GO, 4.00%, 02/15/34 (PSF)	100	101,262
Security	Par (000)	Value
Texas (continued)
Pasadena Independent School District GO, 5.00%, 02/15/30 (PSF)	$35	$37,951
Permanent University Fund - University of Texas System RB, 5.25%, 07/01/30	80	88,300
Pflugerville Independent School District GO, 5.00%, 02/15/33 (PSF)	40	42,890
Plano Independent School District GO, 5.00%, 02/15/30	100	107,779
Round Rock Independent School District GO, 5.00%, 08/01/30 (PSF)	25	26,424
San Antonio Independent School District/Texas GO, 5.00%, 08/15/30 (PSF)	220	239,820
Spring Branch Independent School District GO, 5.00%, 02/01/30 (PSF)	90	97,580
Spring Independent School District GO, 5.00%, 08/15/30	195	211,963
Tarrant County College District GOL
4.00%, 08/15/33	90	91,545
5.00%, 08/15/31	115	124,452
Tarrant Regional Water District RB, 4.00%, 09/01/30	80	82,750
Texas A&M University RB, 5.00%, 05/15/30	70	76,400
Texas Department of Transportation State Highway Fund RB, 5.00%, 10/01/30	60	65,579
Texas Transportation Commission GO, 5.00%, 04/01/30	100	108,518
Texas Water Development Board RB, 5.00%, 08/01/33	155	167,684
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/30	25	26,803
Trinity River Authority Denton Creek Wastewater Treatment System Revenue RB, 5.00%, 02/01/31	100	106,986
University of North Texas System RB, 5.00%, 04/15/30	20	21,544
Wylie Independent School District GO, 4.00%, 08/15/32 (PSF)	25	25,645
		8,556,798
Utah — 0.9%
Intermountain Power Agency RB, 5.00%, 07/01/30	50	53,654
Nebo School District Local Building Authority RB, 5.00%, 07/01/30	115	124,821
University of Utah (The) RB
5.00%, 08/01/32	120	129,679
5.00%, 08/01/34	45	48,222
Utah State Building Ownership Authority RB, 5.00%, 05/15/30	220	238,934
		595,310
Vermont — 0.2%
State of Vermont GO, 4.00%, 08/15/30	55	57,267
University of Vermont and State Agricultural College RB, 5.00%, 10/01/30	30	31,938
Vermont Municipal Bond Bank RB, 5.00%, 12/01/30	20	21,865
		111,070
Virginia — 3.0%
City of Alexandria Virginia GO, 5.00%, 07/15/30 (SAW)	75	82,002
City of Richmond Virginia GO, 3.00%, 07/15/33	35	32,845
City of Virginia Beach Virginia Storm Water Utility Revenue RB
3.00%, 11/15/32	40	38,454
3.00%, 11/15/33	60	56,563
County of Arlington Virginia GO, 5.00%, 08/15/30	15	15,905
County of Loudoun Virginia GO
3.00%, 12/01/32 (SAW)	120	113,659
5.00%, 12/01/30 (SAW)	90	99,161
Fairfax County Water Authority RB, 5.00%, 04/01/30	15	16,097
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2030 Term Muni Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Virginia (continued)
Hampton Roads Transportation Accountability Commission RB, 5.00%, 07/01/33	$175	$188,057
Virginia Beach Development Authority RB, 4.00%, 04/15/32	225	230,793
Virginia College Building Authority RB
5.00%, 02/01/30	275	298,490
5.00%, 02/01/31	130	139,445
Virginia Commonwealth Transportation Board RB, 4.00%, 09/15/34	50	50,772
Virginia Public Building Authority RB
5.00%, 08/01/30 (ETM)	25	27,098
5.00%, 08/01/33	120	129,918
Virginia Public School Authority RB, 4.00%, 10/01/30 (SAW)	330	345,346
Virginia Resources Authority Clean Water Revolving Fund RB, 3.00%, 10/01/34	25	23,409
Virginia Resources Authority RB, 5.00%, 11/01/30	45	49,404
		1,937,418
Washington — 4.6%
City of Seattle Washington Drainage & Wastewater Revenue RB, 4.00%, 09/01/30	230	239,554
City of Seattle Washington GOL, Series A, 5.00%, 12/01/30	195	213,715
City of Seattle Washington Municipal Light & Power Revenue RB
4.00%, 07/01/31	140	143,551
5.00%, 03/01/30	145	157,056
City of Tacoma Washington GOL, 5.00%, 12/01/30	80	87,807
City of Tacoma Washington Sewer Revenue RB, 5.00%, 12/01/30	100	109,651
Clark County Public Utility District No. 1 Water Revenue RB, 5.00%, 01/01/30	60	64,847
Clark County School District No. 114 Evergreen GO
4.00%, 12/01/33 (GTD)	45	45,646
5.00%, 12/01/30	80	86,735
County of King Washington GOL
5.00%, 07/01/30	70	76,326
5.00%, 12/01/30	25	27,413
County of King Washington Sewer Revenue RB, 4.00%, 01/01/32	75	76,493
County of Snohomish Washington GOL
4.00%, 12/01/30	50	51,532
5.00%, 12/01/30	15	16,448
5.00%, 12/01/30	60	64,993
Energy Northwest RB, 4.00%, 07/01/30	240	249,731
Grant County Public Utility District No. 2 Priest Rapids Hydroelectric Project RB, 5.00%, 01/01/30	45	48,636
King County School District No. 210 Federal Way GO, 4.00%, 12/01/30 (GTD)	55	56,546
King County School District No. 405 Bellevue GO, 5.00%, 12/01/30 (GTD)	25	27,440
Pierce County School District No. 10 Tacoma GO
4.00%, 12/01/34 (GTD)	50	50,882
5.00%, 12/01/30	80	87,635
Security	Par (000)	Value
Washington (continued)
5.00%, 12/01/30 (GTD)	$145	$158,839
Pierce County School District No. 403 Bethel GO, 4.00%, 12/01/30 (GTD)	20	20,777
Port of Seattle Washington RB, 5.00%, 03/01/30	100	108,086
State of Washington GO
0.00%, 06/01/30 (NPFGC)(a)	140	117,432
5.00%, 06/01/30	20	21,832
5.00%, 02/01/31	255	275,615
5.00%, 06/01/33	40	43,168
5.00%, 08/01/33	15	16,213
5.00%, 06/01/34	75	80,678
University of Washington RB, 5.00%, 04/01/32	150	161,509
		2,986,786
West Virginia — 0.3%
State of West Virginia GO
5.00%, 06/01/30	35	38,117
5.00%, 06/01/30	130	138,520
West Virginia Parkways Authority RB, 5.00%, 06/01/30	20	21,703
		198,340
Wisconsin — 1.2%
City of Madison Wisconsin GO, 5.00%, 10/01/30	90	98,651
Green Bay Area Public School District GO, 5.00%, 04/01/30	55	59,557
Milwaukee Metropolitan Sewerage District GO, 5.00%, 10/01/32	120	130,172
State of Wisconsin GO
5.00%, 05/01/30	285	310,459
5.00%, 05/01/30	50	53,509
Wisconsin Department of Transportation RB, 5.00%, 07/01/30	150	163,698
		816,046
Total Long-Term Investments — 99.0% (Cost: $65,433,773)		64,945,168
	Shares
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Liquidity Funds: MuniCash, 3.05%(b)(c)	248,292	248,316
Total Short-Term Securities — 0.4% (Cost: $248,316)		248,316
Total Investments — 99.4% (Cost: $65,682,089)		65,193,484
Other Assets Less Liabilities — 0.6%		402,111
Net Assets — 100.0%		$65,595,595

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.
Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® Dec 2030 Term Muni Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$112,750	$135,566 (a)	$—	$—	$—	$248,316	248,292	$2,256	$—

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$64,945,168	$—	$64,945,168
Short-Term Securities
Money Market Funds	248,316	—	—	248,316
	$248,316	$64,945,168	$—	$65,193,484
See notes to financial statements.
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited)
April 30, 2025

iShares iBonds Dec 2030 Term Muni Bond ETF
ASSETS
Investments, at value—unaffiliated(a)	$64,945,168
Investments, at value—affiliated(b)	248,316
Cash	96
Receivables:
Capital shares sold	1,261,397
Dividends—affiliated	480
Interest—unaffiliated	799,443
Total assets	67,254,900
LIABILITIES
Payables:
Investments purchased	1,652,024
Investment advisory fees	7,281
Total liabilities	1,659,305
Commitments and contingent liabilities
NET ASSETS	$65,595,595
NET ASSETS CONSIST OF
Paid-in capital	$65,958,784
Accumulated loss	(363,189)
NET ASSETS	$65,595,595
NET ASSET VALUE
Shares outstanding	2,600,000
Net asset value	$25.23
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$65,433,773
(b) Investments, at cost—affiliated	$248,316
See notes to financial statements.
Statement of Assets and Liabilities
12

Statement of Operations (unaudited)
Six Months Ended April 30, 2025

iShares iBonds Dec 2030 Term Muni Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$2,256
Interest—unaffiliated	469,294
Total investment income	471,550
EXPENSES
Investment advisory	27,815
Total expenses	27,815
Net investment income	443,735
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(430,190)
(430,190)
Net realized and unrealized loss	(430,190)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$13,545
See notes to financial statements.
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares iBonds Dec 2030 Term Muni Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Period From 05/22/24(a) to 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$443,735	$63,938
Net change in unrealized appreciation (depreciation)	(430,190)	(58,415)
Net increase in net assets resulting from operations	13,545	5,523
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(340,133)(c)	(42,124)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	53,231,201	12,727,583
NET ASSETS
Total increase in net assets	52,904,613	12,690,982
Beginning of period	12,690,982	—
End of period	$65,595,595	$12,690,982

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
14

Financial Highlights
(For a share outstanding throughout each period)

	iShares iBonds Dec 2030 Term Muni Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Period From 05/22/24(a) to 10/31/24
Net asset value, beginning of period	$25.38	$25.00
Net investment income(b)	0.36	0.31
Net realized and unrealized gain (loss)(c)	(0.21)	0.28
Net increase from investment operations	0.15	0.59
Distributions from net investment income(d)	(0.30)(e)	(0.21)
Net asset value, end of period	$25.23	$25.38
Total Return(f)
Based on net asset value	0.57%(g)	2.37%(g)
Ratios to Average Net Assets(h)
Total expenses	0.18%(i)	0.18%(i)
Net investment income	2.87%(i)	2.73%(i)
Supplemental Data
Net assets, end of period (000)	$65,596	$12,691
Portfolio turnover rate(j)	0%	0%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
15
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following fund (the “Fund”):
iShares ETF	Diversification Classification
iBonds Dec 2030 Term Muni Bond	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting:  The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Company (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund's investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Notes to Financial Statements
16

Notes to Financial Statements (unaudited) (continued)
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.18%, accrued daily and paid monthly by the Funds, based on the average daily net assets of the Fund.
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Other Transactions: The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended April 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases
iBonds Dec 2030 Term Muni Bond	$53,136,880
There were no in-kind transactions for the six months ended April 30, 2025.
7. INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Dec 2030 Term Muni Bond	$65,682,089	$101,886	$(590,491)	$(488,605)
8. PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability
Notes to Financial Statements
18

Notes to Financial Statements (unaudited) (continued)
of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of its assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/25		Year Ended 10/31/24(a)
iShares ETF	Shares	Amount	Shares	Amount
iBonds Dec 2030 Term Muni Bond
Shares sold	2,100,000	$53,231,201	500,000	$12,727,583

(a)	The Fund commenced operations on May 22, 2024.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Fund from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information
20

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
BAM	Build America Mutual Assurance Co.
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
GOL	General Obligation Limited
GTD	Guaranteed
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
Q-SBLF	Qualified School Bond Loan Fund
RB	Revenue Bonds
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation
21
2025 iShares Semi-Annual Financial Statements and Additional Information

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This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

April 30, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares iBonds 2025 Term High Yield and Income ETF | IBHE | Cboe BZX Exchange
• iShares iBonds 2026 Term High Yield and Income ETF | IBHF | Cboe BZX Exchange
• iShares iBonds 2027 Term High Yield and Income ETF | IBHG | Cboe BZX Exchange
• iShares iBonds 2031 Term High Yield and Income ETF | IBHK | Cboe BZX Exchange

2

Schedule of Investments (unaudited)
April 30, 2025
iShares® iBonds® 2025 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 0.7%
Boeing Co. (The), 2.60%, 10/30/25	$2,940	$2,905,827
GE Capital International Funding Co. Unlimited Co., 3.37%, 11/15/25	100	99,289
RTX Corp., 3.95%, 08/16/25	880	877,461
		3,882,577
Agriculture — 0.3%
Altria Group Inc., 2.35%, 05/06/25	245	245,000
Bunge Ltd. Finance Corp., 1.63%, 08/17/25	305	302,053
Reynolds American Inc., 4.45%, 06/12/25	1,085	1,084,395
		1,631,448
Airlines — 0.3%
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 02/15/27	1,617	1,610,855
Apparel — 0.1%
PVH Corp., 4.63%, 07/10/25(a)	340	340,039
Auto Manufacturers — 6.1%
Ford Motor Credit Co. LLC
3.38%, 11/13/25(a)	5,190	5,125,147
4.13%, 08/04/25(a)	2,395	2,381,008
4.69%, 06/09/25	705	703,171
5.13%, 06/16/25	1,240	1,238,921
General Motors Co., 6.13%, 10/01/25(a)	1,434	1,438,761
General Motors Financial Co. Inc.
2.75%, 06/20/25	785	782,291
4.30%, 07/13/25	1,350	1,347,411
6.05%, 10/10/25	2,595	2,605,239
Jaguar Land Rover Automotive PLC, 7.75%, 10/15/25(a)(b)	9,725	9,728,660
Nissan Motor Co. Ltd., 3.52%, 09/17/25(b)	10,005	9,910,158
		35,260,767
Banks — 12.8%
Banco Santander SA, 5.18%, 11/19/25	7,690	7,698,647
BankUnited Inc., 4.88%, 11/17/25(a)	2,460	2,453,962
Citigroup Inc.
4.40%, 06/10/25	4,705	4,697,152
5.50%, 09/13/25	4,895	4,903,176
Citizens Financial Group Inc., 4.30%, 12/03/25(a)	2,611	2,600,012
Comerica Bank, 4.00%, 07/27/25(a)	2,875	2,855,105
Cooperatieve Rabobank UA, 4.38%, 08/04/25	6,925	6,909,746
First Horizon Corp., 4.00%, 05/26/25	345	344,566
FNB Corp., 5.15%, 08/25/25(a)	4,880	4,875,648
Goldman Sachs Group Inc. (The), 4.25%, 10/21/25	5,245	5,230,131
HSBC Holdings PLC, 4.25%, 08/18/25(a)	3,090	3,080,256
Huntington Bancshares Inc./Ohio, 4.00%, 05/15/25	185	184,915
KeyBank NA/Cleveland OH
3.30%, 06/01/25	310	309,244
4.15%, 08/08/25(a)	4,550	4,538,251
KeyCorp, 4.15%, 10/29/25(a)	3,230	3,216,059
Lloyds Banking Group PLC, 4.58%, 12/10/25	6,885	6,852,885
Morgan Stanley, 5.00%, 11/24/25	2,995	2,998,694
Regions Financial Corp., 2.25%, 05/18/25(a)	400	399,457
Santander Holdings USA Inc.
3.45%, 06/02/25	1,570	1,567,103
4.50%, 07/17/25	2,310	2,307,413
Synchrony Bank, 5.40%, 08/22/25	5,685	5,677,857
Synovus Financial Corp., 5.20%, 08/11/25	620	619,421
		74,319,700
Security	Par (000)	Value
Beverages — 0.8%
Coca-Cola Consolidated Inc., 3.80%, 11/25/25	$145	$144,229
Constellation Brands Inc.
4.40%, 11/15/25	205	204,632
4.75%, 12/01/25	1,093	1,093,112
Keurig Dr Pepper Inc.
3.40%, 11/15/25	3,115	3,092,940
4.42%, 05/25/25	95	94,945
		4,629,858
Biotechnology — 2.1%
Amgen Inc., 3.13%, 05/01/25	230	230,000
Baxalta Inc., 4.00%, 06/23/25	1,535	1,532,083
Biogen Inc., 4.05%, 09/15/25(a)	1,285	1,280,734
Illumina Inc., 5.80%, 12/12/25	5,125	5,148,720
Royalty Pharma PLC, 1.20%, 09/02/25	4,220	4,165,332
		12,356,869
Building Materials — 0.1%
Fortune Brands Innovations Inc., 4.00%, 06/15/25(a)	150	149,825
Lennox International Inc., 1.35%, 08/01/25(a)	320	316,906
		466,731
Chemicals — 0.9%
DuPont de Nemours Inc., 4.49%, 11/15/25	3,655	3,647,027
LYB International Finance III LLC, 1.25%, 10/01/25	390	384,195
Nutrien Ltd., 5.95%, 11/07/25	725	729,510
Sherwin-Williams Co. (The)
3.45%, 08/01/25	100	99,623
4.25%, 08/08/25	455	454,230
		5,314,585
Commercial Services — 0.2%
Block Financial LLC, 5.25%, 10/01/25	190	190,089
Equifax Inc., 2.60%, 12/15/25	1,077	1,064,020
		1,254,109
Computers — 1.3%
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	5,995	5,996,371
HP Inc., 2.20%, 06/17/25(a)	745	742,359
Leidos Inc., 3.63%, 05/15/25	110	109,878
NetApp Inc., 1.88%, 06/22/25	450	447,599
		7,296,207
Diversified Financial Services — 13.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%, 10/01/25	435	434,294
6.50%, 07/15/25	1,140	1,141,997
Affiliated Managers Group Inc., 3.50%, 08/01/25(a)	365	363,289
Air Lease Corp., 3.38%, 07/01/25	2,520	2,513,005
Ally Financial Inc.
5.75%, 11/20/25	18,768	18,790,706
5.80%, 05/01/25	185	185,000
Capital One Financial Corp., 4.20%, 10/29/25	4,440	4,426,285
Nasdaq Inc., 5.65%, 06/28/25	137	137,084
Navient Corp., 6.75%, 06/25/25	9,875	9,887,870
Nomura Holdings Inc.
1.85%, 07/16/25	3,140	3,120,149
5.10%, 07/03/25	1,630	1,630,405
PennyMac Financial Services Inc., 5.38%, 10/15/25(b)	16,347	16,271,719
Synchrony Financial
4.50%, 07/23/25(a)	2,015	2,013,485
4.88%, 06/13/25	380	379,703
United Wholesale Mortgage LLC, 5.50%, 11/15/25(b)	16,278	16,202,062
		77,497,053
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® 2025 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric — 8.4%
American Electric Power Co. Inc.
5.70%, 08/15/25	$1,685	$1,688,407
Series N, 1.00%, 11/01/25	2,325	2,282,981
Appalachian Power Co., 3.40%, 06/01/25	95	94,881
Arizona Public Service Co., 3.15%, 05/15/25	25	24,984
Constellation Energy Generation LLC, 3.25%, 06/01/25(a)	580	578,799
Dominion Energy Inc., 3.90%, 10/01/25(a)	3,530	3,513,723
DPL Inc., 4.13%, 07/01/25	10,692	10,692,000
DTE Energy Co., Series F, 1.05%, 06/01/25	570	567,935
Duke Energy Corp.
0.90%, 09/15/25	355	349,928
5.00%, 12/08/25	3,093	3,103,257
Edison International, 4.70%, 08/15/25(a)	5,090	5,077,317
Entergy Corp., 0.90%, 09/15/25	535	527,114
Eversource Energy, Series Q, 0.80%, 08/15/25	2,060	2,034,118
Exelon Corp., 3.95%, 06/15/25	360	359,396
NextEra Energy Capital Holdings Inc.
4.45%, 06/20/25	1,680	1,678,273
5.75%, 09/01/25	3,560	3,569,283
Pacific Gas and Electric Co.
3.45%, 07/01/25	3,425	3,412,322
3.50%, 06/15/25(a)	300	298,973
4.95%, 06/08/25	190	189,725
Pinnacle West Capital Corp., 1.30%, 06/15/25	135	134,331
Public Service Enterprise Group Inc., 0.80%, 08/15/25	975	963,855
Puget Energy Inc., 3.65%, 05/15/25	25	24,913
Southern Co. (The), 5.15%, 10/06/25	2,520	2,523,284
Southern Power Co., 4.15%, 12/01/25	2,767	2,757,203
WEC Energy Group Inc., 5.00%, 09/27/25	2,290	2,291,904
Xcel Energy Inc., 3.30%, 06/01/25(a)	195	194,743
		48,933,649
Electronics — 0.0%
Flex Ltd., 4.75%, 06/15/25	235	234,727
Environmental Control — 0.0%
Republic Services Inc., 0.88%, 11/15/25(a)	180	176,361
Food — 0.7%
Conagra Brands Inc., 4.60%, 11/01/25(a)	2,285	2,281,539
Mondelez International Inc., 1.50%, 05/04/25	290	290,000
Sysco Corp., 3.75%, 10/01/25(a)	1,455	1,448,662
		4,020,201
Gas — 0.6%
NiSource Inc., 0.95%, 08/15/25	3,580	3,542,277
Health Care - Products — 0.9%
GE HealthCare Technologies Inc., 5.60%, 11/15/25	3,440	3,454,480
Stryker Corp.
1.15%, 06/15/25	260	258,811
3.38%, 11/01/25	1,295	1,286,862
		5,000,153
Health Care - Services — 0.6%
Cigna Group (The), 4.13%, 11/15/25(a)	3,385	3,375,713
Elevance Health Inc., 5.35%, 10/15/25	135	135,268
		3,510,981
Holding Companies - Diversified — 2.3%
Ares Capital Corp., 3.25%, 07/15/25	3,045	3,032,914
Blackstone Private Credit Fund, 7.05%, 09/29/25	9,885	9,948,630
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Blue Owl Capital Corp., 3.75%, 07/22/25	$585	$582,324
		13,563,868
Home Builders — 0.1%
Lennar Corp., 4.75%, 05/30/25	125	124,857
Toll Brothers Finance Corp., 4.88%, 11/15/25	225	224,704
		349,561
Home Furnishings — 0.0%
Whirlpool Corp., 3.70%, 05/01/25	85	85,000
Insurance — 0.4%
Allstate Corp. (The), 0.75%, 12/15/25	1,120	1,092,294
Aon Global Ltd., 3.88%, 12/15/25	1,285	1,280,099
CNO Financial Group Inc., 5.25%, 05/30/25	165	164,971
		2,537,364
Internet — 0.2%
eBay Inc., 5.90%, 11/22/25(a)	1,065	1,070,676
Iron & Steel — 0.1%
Reliance Inc., 1.30%, 08/15/25	360	355,956
Steel Dynamics Inc., 2.40%, 06/15/25	130	129,471
		485,427
Leisure Time — 0.7%
Harley-Davidson Inc., 3.50%, 07/28/25	300	298,511
Viking Cruises Ltd., 6.25%, 05/15/25(b)	3,558	3,557,653
		3,856,164
Lodging — 8.0%
Hilton Domestic Operating Co. Inc., 5.38%, 05/01/25(b)	7,515	7,515,000
Las Vegas Sands Corp., 2.90%, 06/25/25	865	861,352
Marriott International Inc./MD
3.75%, 10/01/25(a)	200	199,199
Series EE, 5.75%, 05/01/25	155	155,000
Melco Resorts Finance Ltd., 4.88%, 06/06/25(c)	13,455	13,424,572
MGM China Holdings Ltd., 5.25%, 06/18/25(a)(b)	8,232	8,204,257
Sands China Ltd., 5.13%, 08/08/25	4,805	4,797,327
Studio City Finance Ltd., 6.00%, 07/15/25(b)	3,200	3,193,411
Travel & Leisure Co., 6.60%, 10/01/25	8,043	8,040,697
		46,390,815
Machinery — 0.3%
CNH Industrial Capital LLC
3.95%, 05/23/25	160	159,889
5.45%, 10/14/25	455	456,147
Dover Corp., 3.15%, 11/15/25	620	614,721
Westinghouse Air Brake Technologies Corp., 3.20%, 06/15/25	380	378,891
		1,609,648
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.91%, 07/23/25(a)	3,210	3,204,881
Discovery Communications LLC, 3.95%, 06/15/25	215	214,548
		3,419,429
Office & Business Equipment — 1.7%
Xerox Holdings Corp., 5.00%, 08/15/25(a)(b)	9,795	9,732,327
Oil & Gas — 2.5%
Canadian Natural Resources Ltd., 2.05%, 07/15/25(a)	350	347,857
Devon Energy Corp., 5.85%, 12/15/25	3,360	3,370,790
Marathon Petroleum Corp., 4.70%, 05/01/25	585	585,000
Ovintiv Inc., 5.65%, 05/15/25	480	479,879
Schedule of Investments
4

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® 2025 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Range Resources Corp., 4.88%, 05/15/25	$9,767	$9,756,065
		14,539,591
Oil & Gas Services — 0.0%
Halliburton Co., 3.80%, 11/15/25	200	198,799
Packaging & Containers — 0.0%
Amcor Flexibles North America Inc., 4.00%, 05/17/25	110	109,876
Pharmaceuticals — 1.4%
Cardinal Health Inc., 3.75%, 09/15/25(a)	330	328,757
CVS Health Corp., 3.88%, 07/20/25	5,210	5,197,561
Viatris Inc., 1.65%, 06/22/25	60	59,664
Zoetis Inc.
4.50%, 11/13/25	1,285	1,283,468
5.40%, 11/14/25(a)	1,135	1,138,754
		8,008,204
Pipelines — 2.3%
DCP Midstream Operating LP, 5.38%, 07/15/25	275	274,946
Enbridge Energy Partners LP, 5.88%, 10/15/25	430	430,548
Energy Transfer LP
2.90%, 05/15/25	385	384,532
5.95%, 12/01/25(a)	235	235,829
EnLink Midstream Partners LP, 4.15%, 06/01/25	640	638,773
Kinder Morgan Inc., 4.30%, 06/01/25(a)	785	784,043
ONEOK Inc., 2.20%, 09/15/25	215	212,810
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/25	1,875	1,871,330
Rockies Express Pipeline LLC, 3.60%, 05/15/25(b)	6,196	6,187,316
Western Midstream Operating LP, 3.95%, 06/01/25	35	34,945
Williams Companies Inc. (The), 4.00%, 09/15/25	2,445	2,436,754
		13,491,826
Real Estate Investment Trusts — 7.1%
American Tower Corp.
1.30%, 09/15/25	2,225	2,195,820
4.00%, 06/01/25	405	404,232
Crown Castle Inc., 1.35%, 07/15/25	1,405	1,394,587
CubeSmart LP, 4.00%, 11/15/25(a)	520	517,378
Diversified Healthcare Trust, 9.75%, 06/15/25(a)	3,394	3,389,513
Equinix Inc.
1.00%, 09/15/25	2,490	2,449,299
1.25%, 07/15/25	900	892,727
Healthpeak OP LLC, 4.00%, 06/01/25	10	9,991
Host Hotels & Resorts LP, Series E, 4.00%, 06/15/25	55	54,823
Kilroy Realty LP, 4.38%, 10/01/25	4,075	4,061,058
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.25%, 10/01/25(b)	12,867	12,813,119
NNN REIT Inc., 4.00%, 11/15/25	430	428,016
Rithm Capital Corp., 6.25%, 10/15/25(a)(b)	11,727	11,682,376
Welltower OP LLC, 4.00%, 06/01/25	675	674,399
		40,967,338
Retail — 6.7%
AutoNation Inc., 4.50%, 10/01/25	1,960	1,954,436
Dollar Tree Inc., 4.00%, 05/15/25	555	554,704
Kohl's Corp., 4.25%, 07/17/25	11,145	11,010,876
Lowe's Companies Inc.
3.38%, 09/15/25(a)	415	412,698
4.40%, 09/08/25	630	629,355
McDonald's Corp.
1.45%, 09/01/25	195	192,921
3.30%, 07/01/25	540	538,182
3.38%, 05/26/25(a)	280	279,720
Security	Par (000)	Value
Retail (continued)
Penske Automotive Group Inc., 3.50%, 09/01/25	$10,110	$10,037,706
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25(a)(b)	8,092	8,097,263
Starbucks Corp., 3.80%, 08/15/25	5,440	5,422,415
		39,130,276
Semiconductors — 1.1%
Broadcom Inc., 3.15%, 11/15/25	790	782,596
Intel Corp., 3.70%, 07/29/25	3,960	3,948,742
Microchip Technology Inc., 4.25%, 09/01/25	1,695	1,691,349
NXP BV/NXP Funding LLC/NXP USA Inc., 2.70%, 05/01/25	225	225,000
		6,647,687
Shipbuilding — 0.0%
Huntington Ingalls Industries Inc., 3.84%, 05/01/25	5	5,000
Software — 1.3%
Autodesk Inc., 4.38%, 06/15/25	5	4,991
Fiserv Inc., 3.85%, 06/01/25	230	229,744
Oracle Corp.
2.95%, 05/15/25	1,010	1,009,168
5.80%, 11/10/25(a)	3,315	3,334,012
Roper Technologies Inc.
1.00%, 09/15/25	1,560	1,538,509
3.85%, 12/15/25(a)	1,020	1,016,586
VMware LLC, 4.50%, 05/15/25	410	409,849
		7,542,859
Telecommunications — 4.6%
Juniper Networks Inc., 1.20%, 12/10/25	92	89,830
Qwest Corp., 7.25%, 09/15/25(a)	3,842	3,827,562
Rogers Communications Inc., 3.63%, 12/15/25	3,622	3,597,950
Verizon Communications Inc., 0.85%, 11/20/25	1,050	1,028,544
Viasat Inc., 5.63%, 09/15/25(b)	18,109	18,109,000
		26,652,886
Transportation — 0.1%
Norfolk Southern Corp., 3.65%, 08/01/25(a)	185	184,412
Ryder System Inc.
3.35%, 09/01/25	410	407,778
4.63%, 06/01/25	215	214,856
		807,046
Total Corporate Bonds & Notes — 91.8% (Cost: $532,812,132)		532,480,814
Fixed Rate Loan Interests
Software — 0.2%
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/09/27(d)	894	871,477
Total Fixed Rate Loan Interests — 0.2% (Cost: $846,920)		871,477
	Shares
Common Stocks
Office REITs — 0.0%
Office Properties Income Trust, NVS	16,952	6,950
Total Common Stocks — 0.0% (Cost $0)		6,950
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® 2025 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Preferred Stocks
Software — 0.3%
Veritas Kapital Assurance PLC, Series G-1, Preference Shares, NVS	29,814	$611,187
Veritas Kapital Assurance PLC, Series G, Preference Shares, NVS	43,152	992,496
		1,603,683
Total Preferred Stocks — 0.3% (Cost $1,455,560)		1,603,683
Total Long-Term Investments — 92.3% (Cost: $535,114,612)		534,962,924
Short-Term Securities
Money Market Funds — 9.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(e)(f)(g)	18,663,626	18,671,091
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(e)(f)	33,800,000	33,800,000
Total Short-Term Securities — 9.0% (Cost: $52,469,572)		52,471,091
Total Investments — 101.3% (Cost: $587,584,184)		587,434,015
Liabilities in Excess of Other Assets — (1.3)%		(7,675,090)
Net Assets — 100.0%		$579,758,925

(a)	All or a portion of this security is on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$44,264,512	$—	$(25,584,848)(a)	$5,303	$(13,876)	$18,671,091	18,663,626	$51,356 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	15,320,000	18,480,000 (a)	—	—	—	33,800,000	33,800,000	754,003	—
				$5,303	$(13,876)	$52,471,091		$805,359	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
6

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® 2025 Term High Yield and Income ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$532,480,814	$—	$532,480,814
Fixed Rate Loan Interests	—	—	871,477	871,477
Common Stocks	—	6,950	—	6,950
Preferred Stocks	—	1,603,683	—	1,603,683
Short-Term Securities
Money Market Funds	52,471,091	—	—	52,471,091
	$52,471,091	$534,091,447	$871,477	$587,434,015
See notes to financial statements.
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2025
iShares® iBonds® 2026 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Aerospace & Defense — 0.9%
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(a)(b)	$3,944	$3,947,864
Incora Top Holdco LLC, 6.00%, 01/31/33(c)	22	4,796
Spirit AeroSystems Inc., 3.85%, 06/15/26	3,211	3,157,922
		7,110,582
Airlines — 4.1%
Air Canada, 3.88%, 08/15/26(a)	15,688	15,398,979
Air Canada Pass Through Trust, Series 2020-1, Class C, 10.50%, 07/15/26(a)(b)	4,762	5,025,582
American Airlines Inc./AAdvantage Loyalty IP Ltd., 5.50%, 04/20/26(a)(b)	12,095	12,020,439
		32,445,000
Apparel — 0.9%
Under Armour Inc., 3.25%, 06/15/26	7,533	7,306,139
Auto Manufacturers — 2.6%
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26(a)	10,420	9,869,329
2.00%, 03/09/26(a)	8,055	7,750,710
6.95%, 09/15/26(a)	3,140	3,167,096
		20,787,135
Auto Parts & Equipment — 2.0%
Clarios Global LP/Clarios U.S. Finance Co., 6.25%, 05/15/26(a)	4,271	4,270,566
Goodyear Tire & Rubber Co. (The), 5.00%, 05/31/26(b)	11,727	11,667,368
		15,937,934
Banks — 0.8%
Freedom Mortgage Corp., 7.63%, 05/01/26(a)	6,042	6,028,285
Chemicals — 2.4%
Celanese U.S. Holdings LLC, 1.40%, 08/05/26(b)	4,905	4,679,042
GPD Companies Inc., 10.13%, 04/01/26(a)(b)	5,787	5,225,073
SCIL IV LLC/SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26(a)	9,200	9,081,932
		18,986,047
Commercial Services — 7.2%
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26(a)	6,870	6,850,802
Block Inc., 2.75%, 06/01/26(b)	13,242	12,923,824
Graham Holdings Co., 5.75%, 06/01/26(a)	4,512	4,518,776
Hertz Corp. (The), 4.63%, 12/01/26(a)(b)	5,810	4,858,350
Prime Security Services Borrower LLC/Prime Finance Inc., 5.75%, 04/15/26(a)(b)	11,130	11,123,289
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26(a)(b)	5,421	5,349,833
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26(a)(b)	11,579	11,464,728
		57,089,602
Computers — 0.9%
Western Digital Corp., 4.75%, 02/15/26	7,002	6,950,630
Diversified Financial Services — 9.0%
Brightsphere Investment Group Inc., 4.80%, 07/27/26	3,181	3,112,340
GGAM Finance Ltd., 7.75%, 05/15/26(a)	5,952	6,023,931
Jefferson Capital Holdings LLC, 6.00%, 08/15/26(a)	3,567	3,548,514
LFS Topco LLC, 5.88%, 10/15/26(a)(b)	3,612	3,468,738
Nationstar Mortgage Holdings Inc., 5.00%, 02/01/26(a)	6,132	6,088,829
Security	Par (000)	Value
Diversified Financial Services (continued)
Navient Corp., 6.75%, 06/15/26(b)	$6,086	$6,141,880
OneMain Finance Corp., 7.13%, 03/15/26	18,215	18,383,608
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 2.88%, 10/15/26(a)	15,348	14,816,576
SLM Corp., 3.13%, 11/02/26(b)	6,226	6,027,859
World Acceptance Corp., 7.00%, 11/01/26(a)	3,867	3,808,309
		71,420,584
Electric — 2.5%
NextEra Energy Operating Partners LP, 3.88%, 10/15/26(a)(b)	6,370	6,144,987
Vistra Operations Co. LLC, 5.50%, 09/01/26(a)	13,360	13,315,952
		19,460,939
Electrical Components & Equipment — 0.0%
Wolverine Escrow LLC, 1.00%, 01/31/33(c)(d)	75	—
Engineering & Construction — 0.4%
INNOVATE Corp., 8.50%, 02/01/26(a)(b)	3,779	3,348,654
Entertainment — 3.9%
AMC Entertainment Holdings Inc., 10.00%, 06/15/26, (10.00% Cash or 12.00% PIK)(a)(e)	11,120	10,967,524
CCM Merger Inc., 6.38%, 05/01/26(a)(b)	4,207	4,213,596
Empire Resorts Inc., 7.75%, 11/01/26(a)	3,685	3,505,701
International Game Technology PLC, 4.13%, 04/15/26(a)	8,963	8,843,316
Live Nation Entertainment Inc., 5.63%, 03/15/26(a)	3,402	3,386,332
		30,916,469
Food — 1.2%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 3.25%, 03/15/26(a)	9,731	9,548,495
Gas — 1.0%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.88%, 08/20/26	8,248	8,150,417
Health Care - Services — 1.6%
IQVIA Inc., 5.00%, 10/15/26(a)	12,728	12,650,731
Holding Companies - Diversified — 1.7%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 6.25%, 05/15/26	10,131	10,091,474
Prospect Capital Corp., 3.36%, 11/15/26(b)	3,255	3,048,479
		13,139,953
Housewares — 2.0%
Newell Brands Inc., 5.20%, 04/01/26(b)	13,527	13,358,635
Scotts Miracle-Gro Co. (The), 5.25%, 12/15/26(b)	2,791	2,770,744
		16,129,379
Internet — 1.7%
Cogent Communications Group LLC, 3.50%, 05/01/26(a)(b)	6,021	5,913,265
Millennium Escrow Corp., 6.63%, 08/01/26(a)(b)	10,105	7,335,648
		13,248,913
Iron & Steel — 0.7%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26(a)	6,228	5,471,992
Leisure Time — 4.2%
Carnival Corp., 7.63%, 03/01/26(a)	12,051	12,059,415
Schedule of Investments
8

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® 2026 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Leisure Time (continued)
Royal Caribbean Cruises Ltd.
4.25%, 07/01/26(a)	$7,932	$7,816,196
5.50%, 08/31/26(a)	13,175	13,191,768
		33,067,379
Lodging — 4.8%
Melco Resorts Finance Ltd., 5.25%, 04/26/26(b)(f)	6,111	6,020,229
MGM China Holdings Ltd., 5.88%, 05/15/26(a)(b)	7,845	7,805,932
MGM Resorts International, 4.63%, 09/01/26	4,912	4,870,511
Travel & Leisure Co., 6.63%, 07/31/26(a)	7,962	8,014,411
Wynn Macau Ltd., 5.50%, 01/15/26(a)	11,130	11,058,769
		37,769,852
Manufacturing — 2.8%
Enpro Inc., 5.75%, 10/15/26(b)	3,967	3,962,890
FXI Holdings Inc.
12.25%, 11/15/26(a)(b)	5,858	5,162,686
12.25%, 11/15/26(a)	9,306	8,214,104
Hillenbrand Inc., 5.00%, 09/15/26(b)	4,585	4,518,873
		21,858,553
Media — 4.1%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.50%, 05/01/26(a)(b)	9,724	9,713,415
DISH DBS Corp.
5.25%, 12/01/26(a)	350	318,585
7.75%, 07/01/26	300	261,365
Radiate Holdco LLC/Radiate Finance Inc., 4.50%, 09/15/26(a)	6,226	5,382,158
Sirius XM Radio Inc., 3.13%, 09/01/26(a)	10,565	10,286,238
TEGNA Inc., 4.75%, 03/15/26(a)(b)	6,738	6,657,381
		32,619,142
Mining — 1.8%
Hudbay Minerals Inc., 4.50%, 04/01/26(f)	5,312	5,211,387
Novelis Corp., 3.25%, 11/15/26(a)	9,010	8,745,231
		13,956,618
Oil & Gas — 3.1%
Calumet Specialty Products Partners LP/Calumet Finance Corp., 11.00%, 04/15/26(a)	5,135	5,129,471
Civitas Resources Inc., 5.00%, 10/15/26(a)	4,854	4,694,203
Permian Resources Operating LLC, 5.38%, 01/15/26(a)	3,325	3,305,375
SM Energy Co., 6.75%, 09/15/26	5,346	5,301,773
Strathcona Resources Ltd., 6.88%, 08/01/26(a)(b)	6,001	5,903,208
		24,334,030
Packaging & Containers — 5.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc., 4.13%, 08/15/26(a)	7,680	6,780,774
Ball Corp., 4.88%, 03/15/26(b)	2,794	2,774,314
Berry Global Inc., 4.50%, 02/15/26(a)(b)	3,142	3,140,115
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	5,292	5,210,107
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26	11,464	11,396,811
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	3,705	3,807,588
Trivium Packaging Finance BV, 5.50%, 08/15/26(a)	12,750	12,617,784
		45,727,493
Pipelines — 2.8%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.63%, 07/15/26(a)	3,634	3,615,943
Buckeye Partners LP, 3.95%, 12/01/26	7,540	7,350,843
New Fortress Energy Inc., 6.50%, 09/30/26(a)(b)	5,385	4,415,635
Security	Par (000)	Value
Pipelines (continued)
NuStar Logistics LP, 6.00%, 06/01/26(b)	$6,288	$6,288,512
		21,670,933
Real Estate Investment Trusts — 5.3%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 5.75%, 05/15/26(a)(b)	8,723	8,639,922
Diversified Healthcare Trust, 0.00%, 01/15/26(a)(g)	6,483	6,148,560
RLJ Lodging Trust LP, 3.75%, 07/01/26(a)	6,665	6,539,826
Service Properties Trust
4.75%, 10/01/26	5,621	5,445,354
5.25%, 02/15/26	5,076	5,012,686
Starwood Property Trust Inc., 3.63%, 07/15/26(a)(b)	4,910	4,793,709
Vornado Realty LP, 2.15%, 06/01/26	5,852	5,642,729
		42,222,786
Retail — 5.2%
Advance Auto Parts Inc., 5.90%, 03/09/26(b)	3,293	3,282,846
CEC Entertainment LLC, 6.75%, 05/01/26(a)	7,717	7,581,324
Ferrellgas LP/Ferrellgas Finance Corp., 5.38%, 04/01/26(a)	9,094	8,846,178
Guitar Center Inc., 8.50%, 01/15/26(a)	4,484	3,488,654
Walgreens Boots Alliance Inc., 3.45%, 06/01/26(b)	18,603	18,170,517
		41,369,519
Software — 2.7%
ACI Worldwide Inc., 5.75%, 08/15/26(a)(b)	4,708	4,688,789
Camelot Finance SA, 4.50%, 11/01/26(a)	9,511	9,374,897
Consensus Cloud Solutions Inc., 6.00%, 10/15/26(a)(b)	2,525	2,516,243
Fair Isaac Corp., 5.25%, 05/15/26(a)	4,893	4,884,303
		21,464,232
Telecommunications — 2.2%
Hughes Satellite Systems Corp.
5.25%, 08/01/26(b)	10,055	9,368,976
6.63%, 08/01/26(b)	9,830	7,984,221
		17,353,197
Trucking & Leasing — 0.3%
NAC Aviation 29 DAC, 4.75%, 06/30/26(b)	2,342	2,336,152
Total Corporate Bonds & Notes — 92.6% (Cost: $737,872,213)		731,877,766
	Shares
Common Stocks
Aerospace & Defense — 0.0%
Incora Top Holdco LLC, NVS(c)	1,069	16,035
Oil, Gas & Consumable Fuels — 0.0%
New Fortress Energy Inc., (Acquired 12/24/24, Cost $ —)(h)	74,408	404,035
Total Common Stocks — 0.0% (Cost $59,520)		420,070
Total Long-Term Investments — 92.6% (Cost: $737,931,733)		732,297,836
Short-Term Securities
Money Market Funds — 17.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(i)(j)(k)	95,658,400	95,696,663
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® 2026 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(i)(j)	39,240,000	$39,240,000
Total Short-Term Securities — 17.1% (Cost: $134,933,260)		134,936,663
Total Investments — 109.7% (Cost: $872,864,993)		867,234,499
Liabilities in Excess of Other Assets — (9.7)%		(76,565,533)
Net Assets — 100.0%		$790,668,966

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Zero-coupon bond.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $404,035, representing less than 0.05% of its net assets as of period end, and an original cost of $—.

(i)	Affiliate of the Fund.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$45,440,381	$50,269,783 (a)	$—	$(4,392)	$(9,109)	$95,696,663	95,658,400	$290,419 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	8,660,000	30,580,000 (a)	—	—	—	39,240,000	39,240,000	466,048	—
				$(4,392)	$(9,109)	$134,936,663		$756,467	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
10

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® 2026 Term High Yield and Income ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$731,872,970	$4,796	$731,877,766
Common Stocks	—	404,035	16,035	420,070
Short-Term Securities
Money Market Funds	134,936,663	—	—	134,936,663
	$134,936,663	$732,277,005	$20,831	$867,234,499
See notes to financial statements.
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)
April 30, 2025
iShares® iBonds® 2027 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 1.2%
Clear Channel Outdoor Holdings Inc., 5.13%, 08/15/27(a)	$2,251	$2,189,412
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.00%, 08/15/27(a)(b)	1,176	1,153,829
		3,343,241
Aerospace & Defense — 2.5%
Bombardier Inc., 7.88%, 04/15/27(a)	1,224	1,226,222
Moog Inc., 4.25%, 12/15/27(a)(b)	901	870,259
TransDigm Inc., 5.50%, 11/15/27	4,766	4,745,341
		6,841,822
Agriculture — 0.3%
Darling Ingredients Inc., 5.25%, 04/15/27(a)(b)	895	885,094
Airlines — 0.7%
Allegiant Travel Co., 7.25%, 08/15/27(a)(b)	997	921,594
VistaJet Malta Finance PLC/Vista Management Holding Inc., 7.88%, 05/01/27(a)(b)	903	876,204
		1,797,798
Apparel — 0.6%
VF Corp., 2.80%, 04/23/27	903	837,914
William Carter Co. (The), 5.63%, 03/15/27(a)(b)	872	848,221
		1,686,135
Auto Manufacturers — 1.9%
Allison Transmission Inc., 4.75%, 10/01/27(a)	722	710,326
Jaguar Land Rover Automotive PLC, 4.50%, 10/01/27(a)(b)	891	850,658
Nissan Motor Acceptance Co. LLC, 5.30%, 09/13/27(a)	695	681,309
Nissan Motor Co. Ltd., 4.35%, 09/17/27(a)(b)	3,001	2,890,579
		5,132,872
Auto Parts & Equipment — 2.5%
American Axle & Manufacturing Inc., 6.50%, 04/01/27(b)	871	850,802
Clarios Global LP/Clarios U.S. Finance Co., 8.50%, 05/15/27(a)	3,510	3,525,418
Cooper-Standard Automotive Inc., 5.63%, 05/15/27, (5.63% PIK)(a)(b)(c)	716	583,940
Dana Inc., 5.38%, 11/15/27	700	696,019
Goodyear Tire & Rubber Co. (The), 4.88%, 03/15/27(b)	1,247	1,229,570
		6,885,749
Banks — 0.3%
Freedom Mortgage Corp., 6.63%, 01/15/27(a)	953	946,292
Building Materials — 0.8%
Jeld-Wen Inc., 4.88%, 12/15/27(a)(b)	703	648,792
Standard Industries Inc./New York, 5.00%, 02/15/27(a)	1,526	1,515,053
		2,163,845
Chemicals — 3.1%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(a)	906	894,961
Celanese U.S. Holdings LLC, 6.42%, 07/15/27(b)	2,608	2,628,363
Chemours Co. (The), 5.38%, 05/15/27(b)	888	863,769
HB Fuller Co., 4.00%, 02/15/27(b)	541	526,668
Methanex Corp., 5.13%, 10/15/27	1,261	1,234,977
Olympus Water U.S. Holding Corp., 7.13%, 10/01/27(a)	600	601,504
SNF Group SACA, 3.13%, 03/15/27(a)	624	594,079
Security	Par (000)	Value
Chemicals (continued)
WR Grace Holdings LLC, 4.88%, 06/15/27(a)	$1,313	$1,273,449
		8,617,770
Commercial Services — 6.0%
Albion Financing 2 SARL, 8.75%, 04/15/27(a)	844	850,952
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 07/15/27(a)	1,892	1,897,473
AMN Healthcare Inc., 4.63%, 10/01/27(a)	899	860,435
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.75%, 07/15/27(a)	683	665,705
5.75%, 07/15/27(a)	626	608,582
Brink's Co. (The), 4.63%, 10/15/27(a)	1,075	1,058,403
Garda World Security Corp., 4.63%, 02/15/27(a)	1,027	1,008,796
Herc Holdings Inc., 5.50%, 07/15/27(a)	2,155	2,131,323
Korn Ferry, 4.63%, 12/15/27(a)	724	700,559
Matthews International Corp., 8.63%, 10/01/27(a)	544	563,838
Prime Security Services Borrower LLC/Prime Finance Inc., 3.38%, 08/31/27(a)	1,743	1,665,924
Service Corp. International/U.S., 4.63%, 12/15/27	988	972,783
Sotheby's, 7.38%, 10/15/27(a)	1,367	1,282,677
United Rentals North America Inc.
3.88%, 11/15/27	1,348	1,301,730
5.50%, 05/15/27	878	877,293
		16,446,473
Computers — 0.6%
Seagate HDD Cayman, 4.88%, 06/01/27	907	897,561
Unisys Corp., 6.88%, 11/01/27(a)(b)	873	839,586
		1,737,147
Distribution & Wholesale — 0.4%
BCPE Empire Holdings Inc., 7.63%, 05/01/27(a)	1,151	1,151,000
Diversified Financial Services — 3.8%
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(a)	866	891,007
GGAM Finance Ltd., 8.00%, 02/15/27(a)	1,256	1,288,610
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(a)	1,979	1,973,571
LD Holdings Group LLC, 8.75%, 11/01/27(a)	622	567,532
Nationstar Mortgage Holdings Inc., 6.00%, 01/15/27(a)	1,081	1,082,125
Navient Corp., 5.00%, 03/15/27	1,258	1,246,709
OneMain Finance Corp., 3.50%, 01/15/27	1,336	1,278,989
Osaic Holdings Inc., 10.75%, 08/01/27(a)(b)	631	632,057
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27(a)	705	702,117
United Wholesale Mortgage LLC, 5.75%, 06/15/27(a)	872	860,220
		10,522,937
Electric — 2.0%
NextEra Energy Operating Partners LP, 4.50%, 09/15/27(a)(b)	985	931,691
Vistra Operations Co. LLC
5.00%, 07/31/27(a)	2,339	2,319,133
5.63%, 02/15/27(a)	2,340	2,337,838
		5,588,662
Electrical Components & Equipment — 0.2%
EnerSys, 4.38%, 12/15/27(a)(b)	535	518,937
Engineering & Construction — 0.7%
AECOM, 5.13%, 03/15/27	1,792	1,786,063
Entertainment — 4.9%
Affinity Interactive, 6.88%, 12/15/27(a)	976	699,782
Caesars Entertainment Inc., 8.13%, 07/01/27(a)	958	960,528
Schedule of Investments
12

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® 2027 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op, 5.38%, 04/15/27(b)	$898	$893,249
Churchill Downs Inc., 5.50%, 04/01/27(a)	1,086	1,076,729
International Game Technology PLC, 6.25%, 01/15/27(a)	1,343	1,352,813
Live Nation Entertainment Inc.
4.75%, 10/15/27(a)(b)	1,704	1,668,375
6.50%, 05/15/27(a)	2,177	2,202,011
Mohegan Tribal Gaming Authority, 13.25%, 12/15/27(a)	872	967,129
Motion Bondco DAC, 6.63%, 11/15/27(a)(b)	733	692,502
Odeon Finco PLC, 12.75%, 11/01/27(a)	701	713,112
Penn Entertainment Inc., 5.63%, 01/15/27(a)(b)	687	677,081
Six Flags Entertainment Corp./DE, 5.50%, 04/15/27(a)	901	892,909
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27(a)	626	601,269
		13,397,489
Environmental Control — 0.7%
Clean Harbors Inc., 4.88%, 07/15/27(a)	985	970,189
Enviri Corp., 5.75%, 07/31/27(a)	849	819,850
		1,790,039
Food — 1.9%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC, 4.63%, 01/15/27(a)	2,429	2,403,320
B&G Foods Inc., 5.25%, 09/15/27(b)	964	905,180
Performance Food Group Inc., 5.50%, 10/15/27(a)	1,908	1,894,515
		5,203,015
Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp., 5.75%, 05/20/27	928	886,242
Health Care - Products — 0.6%
Teleflex Inc., 4.63%, 11/15/27	904	885,010
Varex Imaging Corp., 7.88%, 10/15/27(a)	669	642,606
		1,527,616
Health Care - Services — 4.3%
CHS/Community Health Systems Inc.
5.63%, 03/15/27(a)	3,160	3,081,113
8.00%, 12/15/27(a)(b)	1,305	1,305,527
IQVIA Inc., 5.00%, 05/15/27(a)	1,985	1,969,274
Tenet Healthcare Corp.
5.13%, 11/01/27	2,675	2,653,439
6.25%, 02/01/27	2,696	2,694,503
		11,703,856
Holding Companies - Diversified — 0.9%
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 5.25%, 05/15/27	2,596	2,459,105
Home Builders — 2.0%
Beazer Homes USA Inc., 5.88%, 10/15/27(b)	632	615,141
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC, 6.25%, 09/15/27(a)(b)	1,083	1,061,972
Century Communities Inc., 6.75%, 06/01/27	901	901,032
KB Home, 6.88%, 06/15/27	535	548,047
Mattamy Group Corp., 5.25%, 12/15/27(a)	892	867,000
Taylor Morrison Communities Inc., 5.88%, 06/15/27(a)	900	904,921
Tri Pointe Homes Inc., 5.25%, 06/01/27	535	532,928
		5,431,041
Security	Par (000)	Value
Housewares — 0.3%
Newell Brands Inc., 6.38%, 09/15/27(b)	$908	$888,396
Insurance — 1.4%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(a)	1,345	1,298,688
6.75%, 10/15/27(a)	2,411	2,400,989
		3,699,677
Internet — 3.9%
Cablevision Lightpath LLC, 3.88%, 09/15/27(a)	814	769,230
Cogent Communications Group Inc./Cogent Communications Finance Inc., 7.00%, 06/15/27(a)	595	597,690
Cogent Communications Group LLC, 7.00%, 06/15/27(a)	793	796,965
Gen Digital Inc., 6.75%, 09/30/27(a)	1,618	1,644,739
Getty Images Inc., 9.75%, 03/01/27(a)(b)	530	523,581
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 5.25%, 12/01/27(a)	1,076	1,066,707
GrubHub Holdings Inc., 5.50%, 07/01/27(a)(b)	898	810,273
Match Group Holdings II LLC, 5.00%, 12/15/27(a)	867	852,308
Rakuten Group Inc., 11.25%, 02/15/27(a)	3,250	3,490,952
		10,552,445
Iron & Steel — 1.4%
ATI Inc., 5.88%, 12/01/27	630	628,429
Cleveland-Cliffs Inc., 5.88%, 06/01/27(b)	940	927,460
Mineral Resources Ltd.
8.00%, 11/01/27(a)(b)	1,123	1,064,056
8.13%, 05/01/27(a)(b)	1,266	1,220,760
		3,840,705
Leisure Time — 4.5%
Carnival Corp., 5.75%, 03/01/27(a)	4,904	4,888,110
Lindblad Expeditions LLC, 6.75%, 02/15/27(a)	637	634,877
NCL Corp. Ltd., 5.88%, 02/15/27(a)(b)	1,796	1,787,990
Royal Caribbean Cruises Ltd.
5.38%, 07/15/27(a)	1,797	1,794,567
7.50%, 10/15/27(b)	528	556,057
Sabre GLBL Inc., 8.63%, 06/01/27(a)	1,170	1,122,723
Viking Cruises Ltd., 5.88%, 09/15/27(a)	1,485	1,478,434
		12,262,758
Lodging — 3.9%
Boyd Gaming Corp., 4.75%, 12/01/27	1,797	1,761,645
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27(b)	1,046	1,040,983
Melco Resorts Finance Ltd., 5.63%, 07/17/27(d)	1,042	1,004,643
MGM China Holdings Ltd., 4.75%, 02/01/27(a)	1,344	1,311,624
MGM Resorts International, 5.50%, 04/15/27	1,215	1,211,706
Studio City Co. Ltd., 7.00%, 02/15/27(a)	642	640,225
Travel & Leisure Co., 6.00%, 04/01/27	722	725,992
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(a)	1,618	1,602,227
Wynn Macau Ltd., 5.50%, 10/01/27(a)	1,395	1,357,056
		10,656,101
Machinery — 1.0%
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(a)	2,826	2,779,276
Media — 11.7%
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 05/01/27(a)	5,847	5,764,697
CSC Holdings LLC, 5.50%, 04/15/27(a)	2,455	2,281,991
13
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® 2027 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(a)	$6,660	$6,438,967
DISH Network Corp., 11.75%, 11/15/27(a)	6,292	6,610,338
Gray Television Inc., 7.00%, 05/15/27(a)	952	926,217
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27(a)	2,093	1,719,824
Nexstar Media Inc., 5.63%, 07/15/27(a)	3,086	3,052,905
Sirius XM Radio Inc., 5.00%, 08/01/27(a)	2,703	2,672,837
Univision Communications Inc., 6.63%, 06/01/27(a)	2,698	2,612,292
		32,080,068
Metal Fabricate & Hardware — 0.4%
Advanced Drainage Systems Inc., 5.00%, 09/30/27(a)	626	618,656
Park-Ohio Industries Inc., 6.63%, 04/15/27(b)	624	602,209
		1,220,865
Mining — 0.7%
Compass Minerals International Inc., 6.75%, 12/01/27(a)(b)	873	864,344
FMG Resources August 2006 Pty. Ltd., 4.50%, 09/15/27(a)	1,077	1,045,066
		1,909,410
Office & Business Equipment — 0.2%
Pitney Bowes Inc., 6.88%, 03/15/27(a)	667	665,389
Oil & Gas — 3.4%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 9.00%, 11/01/27(a)	627	734,933
Calumet Specialty Products Partners LP/Calumet Finance Corp., 8.13%, 01/15/27(a)(b)	580	545,268
EnQuest PLC, 11.63%, 11/01/27(a)	832	812,201
Nabors Industries Inc., 7.38%, 05/15/27(a)	1,291	1,217,430
Parkland Corp., 5.88%, 07/15/27(a)	900	892,461
Permian Resources Operating LLC, 8.00%, 04/15/27(a)	1,084	1,102,458
SM Energy Co., 6.63%, 01/15/27	755	741,834
Sunoco LP/Sunoco Finance Corp., 6.00%, 04/15/27	1,078	1,073,867
Transocean Inc., 8.00%, 02/01/27(a)(b)	1,170	1,088,378
Transocean Poseidon Ltd., 6.88%, 02/01/27(a)	481	479,404
Viper Energy Inc., 5.38%, 11/01/27(a)	734	730,920
		9,419,154
Oil & Gas Services — 1.1%
Archrock Partners LP/Archrock Partners Finance Corp., 6.88%, 04/01/27(a)	541	539,239
Enerflex Ltd., 9.00%, 10/15/27(a)	1,013	1,036,838
USA Compression Partners LP/USA Compression Finance Corp., 6.88%, 09/01/27	1,351	1,340,626
		2,916,703
Packaging & Containers — 5.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 06/15/27(a)	1,107	1,103,391
Berry Global Inc., 5.63%, 07/15/27(a)	820	819,639
Graphic Packaging International LLC, 4.75%, 07/15/27(a)	544	533,515
LABL Inc., 10.50%, 07/15/27(a)(b)	1,242	1,114,840
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(a)(b)	4,848	4,857,414
9.25%, 04/15/27(a)	2,414	2,210,747
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27(a)(b)	1,100	1,098,284
Sealed Air Corp., 4.00%, 12/01/27(a)	761	734,785
Security	Par (000)	Value
Packaging & Containers (continued)
Trivium Packaging Finance BV, 8.50%, 08/15/27(a)(b)	$1,274	$1,259,958
		13,732,573
Pipelines — 2.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 03/01/27(a)	1,165	1,161,942
Buckeye Partners LP, 4.13%, 12/01/27	687	660,035
EQM Midstream Partners LP, 6.50%, 07/01/27(a)	700	709,067
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(a)	1,047	1,082,492
Global Partners LP/GLP Finance Corp., 7.00%, 08/01/27	717	712,084
NuStar Logistics LP, 5.63%, 04/28/27	990	986,712
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 03/01/27(a)	777	766,047
		6,078,379
Real Estate Investment Trusts — 6.0%
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27(a)	601	570,805
Brandywine Operating Partnership LP, 3.95%, 11/15/27	781	735,991
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC, 4.50%, 04/01/27(a)	1,275	1,235,523
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(a)	862	810,900
Hudson Pacific Properties LP, 3.95%, 11/01/27	719	624,433
Iron Mountain Inc., 4.88%, 09/15/27(a)	1,798	1,772,473
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 02/01/27(a)	1,632	1,591,123
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27(b)	2,502	2,227,069
Office Properties Income Trust, 3.25%, 03/15/27(a)(b)	780	625,166
RHP Hotel Properties LP/RHP Finance Corp., 4.75%, 10/15/27	1,261	1,237,407
SBA Communications Corp., 3.88%, 02/15/27	2,687	2,631,460
Service Properties Trust
4.95%, 02/15/27(b)	686	652,120
5.50%, 12/15/27	781	746,281
Starwood Property Trust Inc., 4.38%, 01/15/27(a)(b)	903	885,111
		16,345,862
Retail — 2.2%
Academy Ltd., 6.00%, 11/15/27(a)	717	717,299
Advance Auto Parts Inc., 1.75%, 10/01/27	631	567,257
Bath & Body Works Inc., 6.69%, 01/15/27	531	540,866
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27, (7.75% PIK)(a)(c)	523	507,438
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(a)	1,354	1,350,910
Lithia Motors Inc., 4.63%, 12/15/27(a)	723	701,756
Murphy Oil USA Inc., 5.63%, 05/01/27(b)	540	538,105
Nordstrom Inc., 4.00%, 03/15/27(b)	571	545,439
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/27	633	628,959
		6,098,029
Semiconductors — 0.3%
Amkor Technology Inc., 6.63%, 09/15/27(a)	944	944,276
Software — 1.5%
SS&C Technologies Inc., 5.50%, 09/30/27(a)	3,600	3,585,053
West Technology Group LLC, 8.50%, 04/10/27(a)(b)	792	518,906
		4,103,959
Telecommunications — 2.9%
Altice Financing SA, 9.63%, 07/15/27(a)	675	582,201
Schedule of Investments
14

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® 2027 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
CommScope LLC, 8.25%, 03/01/27(a)(b)	$1,695	$1,541,965
CommScope Technologies LLC, 5.00%, 03/15/27(a)	1,350	1,172,687
Frontier Communications Holdings LLC, 5.88%, 10/15/27(a)	2,064	2,062,046
Viasat Inc., 5.63%, 04/15/27(a)(b)	1,078	1,054,815
Zayo Group Holdings Inc., 4.00%, 03/01/27(a)	1,594	1,466,344
		7,880,058
Transportation — 0.2%
RXO Inc., 7.50%, 11/15/27(a)	603	617,939
Total Long-Term Investments — 97.4% (Cost: $267,582,935)		267,142,262
	Shares
Short-Term Securities
Money Market Funds — 12.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(e)(f)(g)	27,074,716	27,085,546
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(e)(f)	7,520,000	7,520,000
Total Short-Term Securities — 12.6% (Cost: $34,604,551)		34,605,546
Total Investments — 110.0% (Cost: $302,187,486)		301,747,808
Liabilities in Excess of Other Assets — (10.0)%		(27,461,299)
Net Assets — 100.0%		$274,286,509

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$20,997,097	$6,095,990 (a)	$—	$(1,924)	$(5,617)	$27,085,546	27,074,716	$75,663 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,200,000	3,320,000 (a)	—	—	—	7,520,000	7,520,000	63,462	—
				$(1,924)	$(5,617)	$34,605,546		$139,125	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

15
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® 2027 Term High Yield and Income ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$267,142,262	$—	$267,142,262
Short-Term Securities
Money Market Funds	34,605,546	—	—	34,605,546
	$34,605,546	$267,142,262	$—	$301,747,808
See notes to financial statements.
Schedule of Investments
16

Schedule of Investments (unaudited)
April 30, 2025
iShares® iBonds® 2031 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Advertising — 0.6%
Lamar Media Corp., 3.63%, 01/15/31	$81	$73,227
Outfront Media Capital LLC/Outfront Media Capital Corp., 7.38%, 02/15/31(a)	67	70,261
		143,488
Aerospace & Defense — 1.2%
Bombardier Inc., 7.25%, 07/01/31(a)	110	112,796
TransDigm Inc., 7.13%, 12/01/31(a)	148	153,896
		266,692
Airlines — 1.2%
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31(a)	291	268,193
Apparel — 1.6%
Champ Acquisition Corp., 8.38%, 12/01/31(a)(b)	75	79,231
Crocs Inc., 4.13%, 08/15/31(a)(b)	51	44,578
Hanesbrands Inc., 9.00%, 02/15/31(a)(b)	89	92,272
Levi Strauss & Co., 3.50%, 03/01/31(a)	73	63,963
S&S Holdings LLC, 8.38%, 10/01/31(a)	88	82,878
		362,922
Auto Manufacturers — 1.0%
Allison Transmission Inc., 3.75%, 01/30/31(a)	147	132,088
JB Poindexter & Co. Inc., 8.75%, 12/15/31(a)	90	90,577
		222,665
Auto Parts & Equipment — 1.0%
Adient Global Holdings Ltd., 8.25%, 04/15/31(a)(b)	73	72,284
Goodyear Tire & Rubber Co. (The)
5.25%, 04/30/31(b)	82	76,450
5.25%, 07/15/31	88	82,149
		230,883
Banks — 0.7%
Dresdner Funding Trust I, 8.15%, 06/30/31(a)	140	152,059
Building Materials — 2.0%
EMRLD Borrower LP/Emerald Co-Issuer Inc., 6.75%, 07/15/31(a)(b)	73	74,502
Knife River Corp., 7.75%, 05/01/31(a)	62	64,896
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(a)	161	165,206
Standard Industries Inc./New York, 3.38%, 01/15/31(a)	161	142,287
		446,891
Chemicals — 2.6%
Ashland Inc., 3.38%, 09/01/31(a)	66	57,292
Avient Corp., 6.25%, 11/01/31(a)	95	93,903
Axalta Coating Systems Dutch Holding B BV, 7.25%, 02/15/31(a)	70	72,526
Cerdia Finanz GmbH, 9.38%, 10/03/31(a)	125	125,491
Consolidated Energy Finance SA, 12.00%, 02/15/31(a)	90	81,153
Olympus Water U.S. Holding Corp., 7.25%, 06/15/31(a)	117	117,196
WR Grace Holdings LLC, 7.38%, 03/01/31(a)	51	51,236
		598,797
Commercial Services — 8.0%
Allied Universal Holdco LLC, 7.88%, 02/15/31(a)	345	352,491
Avis Budget Car Rental LLC/Avis Budget Finance Inc., 8.00%, 02/15/31(a)	75	74,325
Block Inc., 3.50%, 06/01/31	147	131,336
Boost Newco Borrower LLC, 7.50%, 01/15/31(a)	310	326,915
GEO Group Inc. (The), 10.25%, 04/15/31	92	100,513
Raven Acquisition Holdings LLC, 6.88%, 11/15/31(a)	191	186,740
RRD Parent Inc., 10.00%, 10/15/31, (10.00% PIK)(a)(c)	107	190,020
Security	Par (000)	Value
Commercial Services (continued)
Service Corp. International/U.S., 4.00%, 05/15/31	$115	$105,048
TriNet Group Inc., 7.13%, 08/15/31(a)	59	60,068
United Rentals North America Inc., 3.88%, 02/15/31	162	148,144
Valvoline Inc., 3.63%, 06/15/31(a)(b)	78	68,177
Williams Scotsman Inc., 7.38%, 10/01/31(a)	65	67,350
		1,811,127
Computers — 1.0%
Fortress Intermediate 3 Inc., 7.50%, 06/01/31(a)	108	110,512
Seagate HDD Cayman
4.13%, 01/15/31	40	36,546
8.50%, 07/15/31	75	80,245
		227,303
Cosmetics & Personal Care — 0.3%
Prestige Brands Inc., 3.75%, 04/01/31(a)	88	79,488
Distribution & Wholesale — 0.5%
Ritchie Bros Holdings Inc., 7.75%, 03/15/31(a)	115	120,641
Diversified Financial Services — 6.7%
Burford Capital Global Finance LLC, 9.25%, 07/01/31(a)	100	105,568
Coinbase Global Inc., 3.63%, 10/01/31(a)	108	93,728
Focus Financial Partners LLC, 6.75%, 09/15/31(a)	146	146,799
Freedom Mortgage Holdings LLC, 9.13%, 05/15/31(a)	106	107,259
Jane Street Group/JSG Finance Inc., 7.13%, 04/30/31(a)	200	206,229
Jefferies Finance LLC/JFIN Co-Issuer Corp., 6.63%, 10/15/31(a)	70	68,539
Nationstar Mortgage Holdings Inc., 5.75%, 11/15/31(a)	88	88,250
Navient Corp., 11.50%, 03/15/31	73	81,398
OneMain Finance Corp.
7.13%, 11/15/31(b)	108	108,456
7.50%, 05/15/31(b)	110	111,664
PennyMac Financial Services Inc., 5.75%, 09/15/31(a)	73	69,541
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc., 3.88%, 03/01/31(a)	183	165,591
StoneX Group Inc., 7.88%, 03/01/31(a)	81	84,319
VFH Parent LLC / Valor Co-Issuer Inc., 7.50%, 06/15/31(a)	73	74,998
		1,512,339
Electric — 3.9%
Calpine Corp.
3.75%, 03/01/31(a)	132	121,844
5.00%, 02/01/31(a)	125	120,316
Clearway Energy Operating LLC, 3.75%, 02/15/31(a)	136	121,207
NRG Energy Inc., 3.63%, 02/15/31(a)	151	135,613
Pike Corp., 8.63%, 01/31/31(a)	59	61,931
Vistra Operations Co. LLC, 7.75%, 10/15/31(a)	211	223,165
XPLR Infrastructure Operating Partners LP, 8.38%, 01/15/31(a)(b)	100	100,392
		884,468
Electronics — 0.7%
Atkore Inc., 4.25%, 06/01/31(a)	60	53,284
Sensata Technologies Inc., 3.75%, 02/15/31(a)	110	96,067
		149,351
Engineering & Construction — 0.4%
Artera Services LLC, 8.50%, 02/15/31(a)	88	83,439
Entertainment — 2.8%
Churchill Downs Inc., 6.75%, 05/01/31(a)	88	88,920
Light & Wonder International Inc., 7.50%, 09/01/31(a)	79	81,201
Merlin Entertainments Group U.S. Holdings Inc., 7.38%, 02/15/31(a)	70	65,063
17
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® 2031 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 11.88%, 04/15/31(a)	$50	$49,385
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 09/01/31(a)	79	41,696
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/06/31(a)	50	40,054
Six Flags Entertainment Corp./DE, 7.25%, 05/15/31(a)(b)	117	118,619
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 02/15/31(a)(b)	147	151,731
		636,669
Environmental Control — 0.3%
Clean Harbors Inc., 6.38%, 02/01/31(a)	75	76,176
Food — 1.9%
Fiesta Purchaser Inc., 7.88%, 03/01/31(a)	76	79,596
Ingles Markets Inc., 4.00%, 06/15/31(a)	51	45,852
Post Holdings Inc., 4.50%, 09/15/31(a)	153	139,239
Safeway Inc., 7.25%, 02/01/31	39	40,082
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/31(a)	131	124,452
		429,221
Forest Products & Paper — 0.5%
Magnera Corp., 7.25%, 11/15/31(a)	116	109,652
Gas — 0.2%
South Jersey Industries Inc., 5.02%, 04/15/31	43	35,008
Health Care - Products — 0.5%
Sotera Health Holdings LLC, 7.38%, 06/01/31(a)	112	115,164
Health Care - Services — 3.5%
Charles River Laboratories International Inc., 4.00%, 03/15/31(a)	73	64,156
CHS/Community Health Systems Inc., 4.75%, 02/15/31(a)(b)	153	126,329
DaVita Inc., 3.75%, 02/15/31(a)	220	193,327
Encompass Health Corp., 4.63%, 04/01/31(b)	58	55,172
HAH Group Holding Co. LLC, 9.75%, 10/01/31(a)(b)	101	97,013
Tenet Healthcare Corp.
6.75%, 05/15/31(b)	197	201,988
6.88%, 11/15/31	55	56,486
		794,471
Holding Companies - Diversified — 1.1%
GN Bondco LLC, 9.50%, 10/15/31(a)(b)	104	99,682
Stena International SA
7.25%, 01/15/31(a)	100	98,722
7.63%, 02/15/31(a)	60	60,138
		258,542
Home Builders — 0.4%
Beazer Homes USA Inc., 7.50%, 03/15/31(a)	36	34,593
KB Home, 4.00%, 06/15/31	57	51,515
		86,108
Home Furnishings — 0.4%
Tempur Sealy International Inc., 3.88%, 10/15/31(a)	117	102,852
Household Products & Wares — 0.5%
Central Garden & Pet Co., 4.13%, 04/30/31(a)	59	52,993
Kronos Acquisition Holdings Inc., 8.25%, 06/30/31(a)(b)	80	66,231
		119,224
Housewares — 0.3%
Scotts Miracle-Gro Co. (The), 4.00%, 04/01/31	70	61,338
Security	Par (000)	Value
Insurance — 5.5%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.50%, 10/01/31(a)	$146	$145,805
7.00%, 01/15/31(a)	213	216,070
Ardonagh Finco Ltd., 7.75%, 02/15/31(a)	148	151,330
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 05/15/31(a)	88	89,704
Constellation Insurance Inc., 6.63%, 05/01/31(a)	38	37,676
Howden U.K. Refinance PLC/Howden U.K. Refinance 2 PLC/Howden U.S. Refinance LLC, 7.25%, 02/15/31(a)	147	151,043
Panther Escrow Issuer LLC, 7.13%, 06/01/31(a)	437	448,535
		1,240,163
Internet — 0.3%
Match Group Holdings II LLC, 3.63%, 10/01/31(a)	73	62,458
Iron & Steel — 1.1%
ATI Inc., 5.13%, 10/01/31	51	48,278
Cleveland-Cliffs Inc.
4.88%, 03/01/31(a)(b)	50	42,766
7.50%, 09/15/31(a)	125	121,100
Commercial Metals Co., 3.88%, 02/15/31(b)	44	39,453
		251,597
Leisure Time — 2.3%
Amer Sports Co., 6.75%, 02/16/31(a)	117	118,410
Life Time Inc., 6.00%, 11/15/31(a)	73	72,839
Royal Caribbean Cruises Ltd., 5.63%, 09/30/31(a)	220	218,486
Viking Cruises Ltd., 9.13%, 07/15/31(a)	104	111,197
		520,932
Lodging — 2.1%
Boyd Gaming Corp., 4.75%, 06/15/31(a)	132	123,144
Hilton Domestic Operating Co. Inc., 4.00%, 05/01/31(a)	162	148,533
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 4.88%, 07/01/31(a)	74	64,382
MGM China Holdings Ltd., 7.13%, 06/26/31(a)	70	70,393
Station Casinos LLC, 4.63%, 12/01/31(a)	73	66,270
		472,722
Machinery — 0.6%
Chart Industries Inc., 9.50%, 01/01/31(a)(b)	75	79,961
Manitowoc Co. Inc. (The), 9.25%, 10/01/31(a)(b)	46	46,687
		126,648
Manufacturing — 0.2%
Hillenbrand Inc., 3.75%, 03/01/31(b)	52	45,157
Media — 7.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31(a)	437	395,070
7.38%, 03/01/31(a)	161	165,616
CSC Holdings LLC
3.38%, 02/15/31(a)	140	93,514
4.50%, 11/15/31(a)	220	149,643
Directv Financing LLC/Directv Financing Co-Obligor Inc., 10.00%, 02/15/31(a)	302	286,904
Gray Television Inc., 5.38%, 11/15/31(a)	100	59,642
McGraw-Hill Education Inc., 7.38%, 09/01/31(a)	97	99,141
Sirius XM Radio Inc., 3.88%, 09/01/31(a)(b)	218	187,048
Sunrise FinCo I BV, 4.88%, 07/15/31(a)	180	164,383
Univision Communications Inc., 8.50%, 07/31/31(a)(b)	184	173,981
		1,774,942
Schedule of Investments
18

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® 2031 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining — 2.5%
Alcoa Nederland Holding BV, 7.13%, 03/15/31(a)	$110	$113,314
Arsenal AIC Parent LLC, 11.50%, 10/01/31(a)	73	80,153
FMG Resources August 2006 Pty. Ltd., 4.38%, 04/01/31(a)	218	197,263
Kaiser Aluminum Corp., 4.50%, 06/01/31(a)	81	72,762
Novelis Corp., 3.88%, 08/15/31(a)	108	93,193
		556,685
Office & Business Equipment — 0.2%
Xerox Issuer Corp., 13.50%, 04/15/31(a)	50	47,617
Oil & Gas — 4.4%
Civitas Resources Inc., 8.75%, 07/01/31(a)(b)	197	187,098
CNX Resources Corp., 7.38%, 01/15/31(a)	73	73,081
Encino Acquisition Partners Holdings LLC, 8.75%, 05/01/31(a)	73	74,446
Hilcorp Energy I LP/Hilcorp Finance Co., 6.00%, 02/01/31(a)	90	80,750
Moss Creek Resources Holdings Inc., 8.25%, 09/01/31(a)(b)	112	102,903
Nabors Industries Inc., 8.88%, 08/15/31(a)(b)	82	55,585
Northern Oil & Gas Inc., 8.75%, 06/15/31(a)	74	71,050
Permian Resources Operating LLC, 9.88%, 07/15/31(a)	48	51,934
Talos Production Inc., 9.38%, 02/01/31(a)(b)	91	85,240
Transocean Inc.
7.50%, 04/15/31	60	42,655
8.50%, 05/15/31(a)	131	101,897
Viper Energy Inc., 7.38%, 11/01/31(a)	59	61,337
		987,976
Oil & Gas Services — 0.2%
Star Holding LLC, 8.75%, 08/01/31(a)	51	46,804
Packaging & Containers — 1.7%
Ball Corp., 3.13%, 09/15/31	125	109,172
LABL Inc., 8.63%, 10/01/31(a)	141	115,239
Owens-Brockway Glass Container Inc., 7.25%, 05/15/31(a)(b)	100	99,193
Sealed Air Corp./Sealed Air Corp. U.S., 7.25%, 02/15/31(a)	62	64,459
		388,063
Pharmaceuticals — 1.7%
Endo Finance Holdings Inc., 8.50%, 04/15/31(a)(b)	147	152,849
Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, 04/30/31(a)	290	243,286
		396,135
Pipelines — 3.8%
CQP Holdco LP/BIP-V Chinook Holdco LLC, 5.50%, 06/15/31(a)	198	190,303
DT Midstream Inc., 4.38%, 06/15/31(a)	148	136,541
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, 09/01/31(a)	68	62,657
Venture Global Calcasieu Pass LLC, 4.13%, 08/15/31(a)	183	164,597
Venture Global LNG Inc., 8.38%, 06/01/31(a)	330	318,114
		872,212
Real Estate — 1.0%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 09/01/31(a)(b)	58	62,047
Howard Hughes Corp. (The), 4.38%, 02/01/31(a)	95	84,255
Kennedy-Wilson Inc., 5.00%, 03/01/31(b)	88	75,398
		221,700
Security	Par (000)	Value
Real Estate Investment Trusts — 2.7%
Diversified Healthcare Trust, 4.38%, 03/01/31(b)	$74	$57,343
Iron Mountain Inc., 4.50%, 02/15/31(a)	161	149,196
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 07/15/31(a)	72	74,343
MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 03/15/31	192	127,948
Service Properties Trust, 8.63%, 11/15/31(a)	147	155,945
Vornado Realty LP, 3.40%, 06/01/31	51	43,430
		608,205
Retail — 4.8%
Carvana Co., 14.00%, 06/01/31, (14.00% PIK)(a)(b)(c)	311	340,861
Gap Inc. (The), 3.88%, 10/01/31(a)	108	93,490
Kohl's Corp., 4.63%, 05/01/31(b)	75	46,965
LCM Investments Holdings II LLC, 8.25%, 08/01/31(a)	125	130,902
Lithia Motors Inc., 4.38%, 01/15/31(a)(b)	81	74,394
Murphy Oil USA Inc., 3.75%, 02/15/31(a)	73	65,747
Nordstrom Inc., 4.25%, 08/01/31	62	52,799
Sonic Automotive Inc., 4.88%, 11/15/31(a)(b)	73	66,627
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.00%, 06/01/31(a)	95	86,831
Yum! Brands Inc., 3.63%, 03/15/31	155	139,933
		1,098,549
Software — 2.3%
Open Text Holdings Inc., 4.13%, 12/01/31(a)	95	84,926
Twilio Inc., 3.88%, 03/15/31	71	64,446
UKG Inc., 6.88%, 02/01/31(a)	366	376,817
		526,189
Telecommunications — 5.4%
CommScope LLC, 9.50%, 12/15/31(a)(b)	146	149,331
Frontier Communications Holdings LLC, 8.63%, 03/15/31(a)	110	116,673
Iliad Holding SASU, 8.50%, 04/15/31(a)	140	147,667
Level 3 Financing Inc., 4.00%, 04/15/31(a)	69	53,795
Viasat Inc., 7.50%, 05/30/31(a)(b)	109	83,108
Vmed O2 U.K. Financing I PLC
4.25%, 01/31/31(a)	195	170,065
4.75%, 07/15/31(a)	205	180,124
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(a)	320	328,109
		1,228,872
Transportation — 0.3%
XPO Inc., 7.13%, 06/01/31(a)(b)	67	68,610
Trucking & Leasing — 0.5%
Fortress Transportation and Infrastructure Investors LLC, 7.00%, 05/01/31(a)	102	103,511
Total Long-Term Investments — 97.2% (Cost: $22,317,951)		22,030,918
	Shares
Short-Term Securities
Money Market Funds — 15.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(d)(e)(f)	3,383,992	3,385,345
19
2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® iBonds® 2031 Term High Yield and Income ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(d)(e)	120,000	$120,000
Total Short-Term Securities — 15.5% (Cost: $3,505,451)		3,505,345
Total Investments — 112.7% (Cost: $25,823,402)		25,536,263
Liabilities in Excess of Other Assets — (12.7)%		(2,877,557)
Net Assets — 100.0%		$22,658,706

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,187,152	$2,198,971 (a)	$—	$(585)	$(193)	$3,385,345	3,383,992	$4,755 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	20,000	100,000 (a)	—	—	—	120,000	120,000	1,843	—
				$(585)	$(193)	$3,505,345		$6,598	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$22,030,918	$—	$22,030,918
Short-Term Securities
Money Market Funds	3,505,345	—	—	3,505,345
	$3,505,345	$22,030,918	$—	$25,536,263
See notes to financial statements.
Schedule of Investments
20

Statements of Assets and Liabilities (unaudited)
April 30, 2025

	iShares iBonds 2025 Term High Yield and Income ETF	iShares iBonds 2026 Term High Yield and Income ETF	iShares iBonds 2027 Term High Yield and Income ETF	iShares iBonds 2031 Term High Yield and Income ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$534,962,924	$732,297,836	$267,142,262	$22,030,918
Investments, at value—affiliated(c)	52,471,091	134,936,663	34,605,546	3,505,345
Cash	78,811	8,717	3,634	10,596
Foreign currency, at value(d)	855	67	—	—
Receivables:
Investments sold	3,944,069	15,216,618	3,542,171	123,773
Securities lending income—affiliated	4,311	54,672	12,265	799
Capital shares sold	—	908,271	—	—
Dividends—affiliated	165,738	78,060	22,616	366
Interest—unaffiliated	6,958,604	10,639,965	4,506,929	379,436
Due from broker	—	707,480	—	—
Other assets	—	174,376	—	—
Total assets	598,586,403	895,022,725	309,835,423	26,051,233
LIABILITIES
Collateral on securities loaned, at value	18,663,354	95,694,585	27,088,753	3,386,098
Payables:
Investments purchased	—	8,439,983	8,383,089	—
Investment advisory fees	164,124	219,191	77,072	6,429
Total liabilities	18,827,478	104,353,759	35,548,914	3,392,527
Commitments and contingent liabilities
NET ASSETS	$579,758,925	$790,668,966	$274,286,509	$22,658,706
NET ASSETS CONSIST OF
Paid-in capital	$576,822,839	$788,931,905	$274,093,573	$22,821,936
Accumulated earnings (loss)	2,936,086	1,737,061	192,936	(163,230)
NET ASSETS	$579,758,925	$790,668,966	$274,286,509	$22,658,706
NET ASSET VALUE
Shares outstanding	24,950,000	34,250,000	12,350,000	900,000
Net asset value	$23.24	$23.09	$22.21	$25.18
Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited
Par value	None	None	None	None
(a) Investments, at cost—unaffiliated	$535,114,612	$737,931,733	$267,582,935	$22,317,951
(b) Securities loaned, at value	$18,045,150	$91,789,333	$26,047,835	$3,230,035
(c) Investments, at cost—affiliated	$52,469,572	$134,933,260	$34,604,551	$3,505,451
(d) Foreign currency, at cost	$823	$63	$—	$—
See notes to financial statements.
21
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Operations (unaudited)
Six Months Ended April 30, 2025

	iShares iBonds 2025 Term High Yield and Income ETF	iShares iBonds 2026 Term High Yield and Income ETF	iShares iBonds 2027 Term High Yield and Income ETF	iShares iBonds 2031 Term High Yield and Income ETF
INVESTMENT INCOME
Dividends—affiliated	$754,003	$466,048	$63,462	$1,843
Interest—unaffiliated	17,376,155	24,061,503	8,138,037	620,731
Securities lending income—affiliated—net	51,356	290,419	75,663	4,755
Other income—unaffiliated	—	133,816	—	1,059
Total investment income	18,181,514	24,951,786	8,277,162	628,388
EXPENSES
Investment advisory	1,057,902	1,206,892	400,091	30,721
Interest expense	—	2,067	—	—
Total expenses	1,057,902	1,208,959	400,091	30,721
Less:
Investment advisory fees waived	(15,453)	(9,527)	(1,301)	(38)
Total expenses after fees waived	1,042,449	1,199,432	398,790	30,683
Net investment income	17,139,065	23,752,354	7,878,372	597,705
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	3,351,770	2,726,667	815,451	(3,199)
Investments—affiliated	5,303	(4,392)	(1,924)	(585)
In-kind redemptions—unaffiliated(a)	147,405	385,660	98,599	—
	3,504,478	3,107,935	912,126	(3,784)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	(2,602,182)	(9,573,691)	(3,173,969)	(406,747)
Investments—affiliated	(13,876)	(9,109)	(5,617)	(193)
Foreign currency translations	34	3	—	—
	(2,616,024)	(9,582,797)	(3,179,586)	(406,940)
Net realized and unrealized gain (loss)	888,454	(6,474,862)	(2,267,460)	(410,724)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,027,519	$17,277,492	$5,610,912	$186,981
(a) See Note 2 of the Notes to Financial Statements.
See notes to financial statements.
Statements of Operations
22

Statements of Changes in Net Assets

	iShares iBonds 2025 Term High Yield and Income ETF		iShares iBonds 2026 Term High Yield and Income ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$17,139,065	$34,085,988	$23,752,354	$27,284,717
Net realized gain	3,504,478	693,979	3,107,935	3,658,824
Net change in unrealized appreciation (depreciation)	(2,616,024)	7,016,601	(9,582,797)	7,408,151
Net increase in net assets resulting from operations	18,027,519	41,796,568	17,277,492	38,351,692
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(17,797,112)(b)	(32,984,201)	(22,667,586)(b)	(25,191,336)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(22,091,384)	312,389,039	240,629,084	397,787,233
NET ASSETS
Total increase (decrease) in net assets	(21,860,977)	321,201,406	235,238,990	410,947,589
Beginning of period	601,619,902	280,418,496	555,429,976	144,482,387
End of period	$579,758,925	$601,619,902	$790,668,966	$555,429,976

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
23
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets(continued)

	iShares iBonds 2027 Term High Yield and Income ETF		iShares iBonds 2031 Term High Yield and Income ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Six Months Ended 04/30/25 (unaudited)	Period From 05/22/24(a) to 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$7,878,372	$8,004,672	$597,705	$318,469
Net realized gain (loss)	912,126	(561,216)	(3,784)	4,056
Net change in unrealized appreciation (depreciation)	(3,179,586)	4,714,031	(406,940)	119,801
Net increase in net assets resulting from operations	5,610,912	12,157,487	186,981	442,326
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(7,354,435)(c)	(7,374,328)	(546,911)(c)	(245,626)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	102,579,522	115,877,478	10,194,570	12,627,366
NET ASSETS
Total increase in net assets	100,835,999	120,660,637	9,834,640	12,824,066
Beginning of period	173,450,510	52,789,873	12,824,066	—
End of period	$274,286,509	$173,450,510	$22,658,706	$12,824,066

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
24

Financial Highlights
(For a share outstanding throughout each period)

	iShares iBonds 2025 Term High Yield and Income ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of period	$23.23	$22.61	$22.49	$24.89	$24.07	$25.13
Net investment income(a)	0.65	1.67	1.69	1.26	1.14	1.37
Net realized and unrealized gain (loss)(b)	0.04	0.63	0.02	(2.43)	0.95	(0.99)
Net increase (decrease) from investment operations	0.69	2.30	1.71	(1.17)	2.09	0.38
Distributions from net investment income(c)	(0.68)(d)	(1.68)	(1.59)	(1.23)	(1.27)	(1.44)
Net asset value, end of period	$23.24	$23.23	$22.61	$22.49	$24.89	$24.07
Total Return(e)
Based on net asset value	3.00%(f)	10.44%	7.82%	(4.77)%	8.77%	1.71%
Ratios to Average Net Assets(g)
Total expenses	0.35%(h)	0.35%	0.35%	0.35%	0.35%	0.35%
Total expenses after fees waived	0.35%(h)	0.35%	0.35%	0.35%	0.35%	0.35%
Net investment income	5.67%(h)	7.20%	7.43%	5.37%	4.58%	5.73%
Supplemental Data
Net assets, end of period (000)	$579,759	$601,620	$280,418	$85,469	$39,819	$16,847
Portfolio turnover rate(i)	3%	80%	36%	20%	29%	42%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h) Annualized.
(i) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
25
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds 2026 Term High Yield and Income ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Period From 11/10/20(a) to 10/31/21
Net asset value, beginning of period	$23.24	$22.23	$22.27	$25.40	$25.00
Net investment income(b)	0.79	1.73	1.73	1.28	1.06
Net realized and unrealized gain (loss)(c)	(0.17)	0.97	(0.15)	(3.15)	0.37
Net increase (decrease) from investment operations	0.62	2.70	1.58	(1.87)	1.43
Distributions
Distributions from net investment income(d)	(0.77)(e)	(1.69)	(1.62)	(1.26)	(1.03)
From net realized gain	(0.00)	—	—	—	—
Total distributions	(0.77)	(1.69)	(1.62)	(1.26)	(1.03)
Net asset value, end of period	$23.09	$23.24	$22.23	$22.27	$25.40
Total Return(f)
Based on net asset value	2.72%(g)	12.58%	7.22%	(7.52)%	5.79%(g)
Ratios to Average Net Assets(h)
Total expenses	0.35%(i)	0.35%	0.35%	0.35%	0.35%(i)
Total expenses after fees waived	0.35%(i)	0.35%	0.35%	0.35%	0.35%(i)
Net investment income	6.88%(i)	7.55%	7.68%	5.46%	4.26%(i)
Supplemental Data
Net assets, end of period (000)	$790,669	$555,430	$144,482	$35,634	$20,321
Portfolio turnover rate(j)	36%	53%	15%	15%	35%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
26

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds 2027 Term High Yield and Income ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Period From 07/07/21(a) to 10/31/21
Net asset value, beginning of period	$22.38	$21.12	$21.30	$24.85	$25.00
Net investment income(b)	0.76	1.60	1.51	1.01	0.25
Net realized and unrealized gain (loss)(c)	(0.18)	1.22	(0.26)	(3.36)	(0.21)
Net increase (decrease) from investment operations	0.58	2.82	1.25	(2.35)	0.04
Distributions from net investment income(d)	(0.75)(e)	(1.56)	(1.43)	(1.20)	(0.19)
Net asset value, end of period	$22.21	$22.38	$21.12	$21.30	$24.85
Total Return(f)
Based on net asset value	2.62%(g)	13.78%	5.94%	(9.71)%	0.15%(g)
Ratios to Average Net Assets(h)
Total expenses	0.35%(i)	0.35%	0.35%	0.35%	0.35%(i)
Total expenses after fees waived	0.35%(i)	0.35%	0.35%	0.35%	0.35%(i)
Net investment income	6.89%(i)	7.26%	6.97%	4.41%	3.19%(i)
Supplemental Data
Net assets, end of period (000)	$274,287	$173,451	$52,790	$14,907	$12,425
Portfolio turnover rate(j)	10%	17%	14%	13%	3%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
27
2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares iBonds 2031 Term High Yield and Income ETF
	Six Months Ended 04/30/25 (unaudited)	Period From 05/22/24(a) to 10/31/24
Net asset value, beginning of period	$25.65	$25.00
Net investment income(b)	0.86	0.74
Net realized and unrealized gain (loss)(c)	(0.49)	0.49
Net increase from investment operations	0.37	1.23
Distributions
From net investment income(d)	(0.83)(e)	(0.58)
From net realized gain	(0.01)	—
Total distributions	(0.84)	(0.58)
Net asset value, end of period	$25.18	$25.65
Total Return(f)
Based on net asset value	1.43%(g)	4.96%(g)
Ratios to Average Net Assets(h)
Total expenses	0.35%(i)	0.35%(i)
Total expenses after fees waived	0.35%(i)	0.35%(i)
Net investment income	6.81%(i)	6.57%(i)
Supplemental Data
Net assets, end of period (000)	$22,659	$12,824
Portfolio turnover rate(j)	5%	16%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights
28

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
iBonds 2025 Term High Yield and Income	Diversified
iBonds 2026 Term High Yield and Income	Diversified
iBonds 2027 Term High Yield and Income	Diversified
iBonds 2031 Term High Yield and Income	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
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2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
Notes to Financial Statements
30

Notes to Financial Statements (unaudited) (continued)
4. SECURITIES AND OTHER INVESTMENTS
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
iBonds 2025 Term High Yield and Income
Barclays Capital, Inc.	$2,993	$(2,993)	$—	$—
BMO Capital Markets Corp.	98,750	(98,750)	—	—
BNP Paribas SA	1,635,694	(1,635,694)	—	—
BofA Securities, Inc.	709,247	(709,247)	—	—
Citigroup Global Markets, Inc.	65,934	(65,934)	—	—
Goldman Sachs & Co. LLC	1,926,379	(1,926,379)	—	—
J.P. Morgan Securities LLC	5,707,056	(5,707,056)	—	—
Morgan Stanley	3,557,021	(3,557,021)	—	—
Pershing LLC	2,679,767	(2,679,767)	—	—
RBC Capital Markets LLC	1,662,309	(1,662,309)	—	—
	$18,045,150	$(18,045,150)	$—	$—
iBonds 2026 Term High Yield and Income
Barclays Bank PLC	$28,616,131	$(28,616,131)	$—	$—
BMO Capital Markets Corp.	1,023,623	(1,023,623)	—	—
BNP Paribas SA	17,760,967	(17,760,967)	—	—
Citigroup Global Markets, Inc.	327,066	(327,066)	—	—
Goldman Sachs & Co. LLC	11,108,519	(11,108,519)	—	—
J.P. Morgan Securities LLC	11,680,507	(11,680,507)	—	—
Jefferies LLC	443,061	(443,061)	—	—
Morgan Stanley	17,673,468	(17,673,468)	—	—
Pershing LLC	604,067	(604,067)	—	—
RBC Capital Markets LLC	1,421,227	(1,421,227)	—	—
UBS Securities LLC	246,313	(246,313)	—	—
Wells Fargo Securities LLC	884,384	(884,384)	—	—
	$91,789,333	$(91,789,333)	$—	$—
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2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
iBonds 2027 Term High Yield and Income
Barclays Bank PLC	$9,189,589	$(9,189,589)	$—	$—
Barclays Capital, Inc.	45,115	(45,115)	—	—
BofA Securities, Inc.	1,211,877	(1,211,877)	—	—
J.P. Morgan Securities LLC	4,404,417	(4,404,417)	—	—
Jefferies LLC	533,352	(533,352)	—	—
Morgan Stanley	4,683,297	(4,683,297)	—	—
RBC Capital Markets LLC	3,302,371	(3,302,371)	—	—
Scotia Capital (USA), Inc.	1,235,106	(1,235,106)	—	—
Toronto-Dominion Bank	294,175	(294,175)	—	—
Wells Fargo Bank, National Association	827,749	(827,749)	—	—
Wells Fargo Securities LLC	320,787	(320,787)	—	—
	$26,047,835	$(26,047,835)	$—	$—
iBonds 2031 Term High Yield and Income
BofA Securities, Inc.	$64,802	$(64,802)	$—	$—
J.P. Morgan Securities LLC	1,113,980	(1,113,980)	—	—
Jefferies LLC	98,384	(98,384)	—	—
Morgan Stanley	624,609	(624,609)	—	—
Pershing LLC	43,421	(43,421)	—	—
RBC Capital Markets LLC	685,310	(685,310)	—	—
Scotia Capital (USA) Inc	167,063	(167,063)	—	—
TD Prime Services LLC	55,107	(55,107)	—	—
UBS SECURITIES LLC	106,447	(106,447)	—	—
Wells Fargo Bank, National Association	216,846	(216,846)	—	—
Wells Fargo Securities LLC	54,066	(54,066)	—	—
	$3,230,035	$(3,230,035)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.35%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies ("acquired fund fees and expenses"). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through the termination date of such Fund, in an amount equal to acquired fund fees and expenses, if any, attributable to each Fund's investments in other funds advised by BFA or its affiliates.
Notes to Financial Statements
32

Notes to Financial Statements (unaudited) (continued)
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended April 30, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
iShares ETF	Amounts Waived
iBonds 2025 Term High Yield and Income	$15,453
iBonds 2026 Term High Yield and Income	9,527
iBonds 2027 Term High Yield and Income	1,301
iBonds 2031 Term High Yield and Income	38
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
iBonds 2025 Term High Yield and Income	$17,402
iBonds 2026 Term High Yield and Income	74,870
iBonds 2027 Term High Yield and Income	20,851
iBonds 2031 Term High Yield and Income	1,487
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
33
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
6. PURCHASES AND SALES
For the six months ended April 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF	Purchases	Sales
iBonds 2025 Term High Yield and Income	$6,949,991	$163,974,807
iBonds 2026 Term High Yield and Income	235,107,770	286,010,716
iBonds 2027 Term High Yield and Income	23,313,039	24,099,273
iBonds 2031 Term High Yield and Income	934,730	1,143,956
For the six months ended April 30, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
iBonds 2025 Term High Yield and Income	$41,304,590	$55,560,923
iBonds 2026 Term High Yield and Income	290,519,089	49,735,958
iBonds 2027 Term High Yield and Income	104,731,034	4,227,015
iBonds 2031 Term High Yield and Income	9,955,661	—
7. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of October 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
iBonds 2025 Term High Yield and Income	$(2,756,177)
iBonds 2027 Term High Yield and Income	(1,623,633)
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds 2025 Term High Yield and Income	$587,692,630	$555,252	$(813,867)	$(258,615)
iBonds 2026 Term High Yield and Income	873,017,661	1,247,518	(7,030,680)	(5,783,162)
iBonds 2027 Term High Yield and Income	302,400,338	1,659,393	(2,311,923)	(652,530)
iBonds 2031 Term High Yield and Income	25,830,820	142,541	(437,098)	(294,557)
8. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Notes to Financial Statements
34

Notes to Financial Statements (unaudited) (continued)
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
35
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/25		Year Ended 10/31/24
iShares ETF	Shares	Amount	Shares	Amount
iBonds 2025 Term High Yield and Income
Shares sold	1,800,000	$41,670,341	14,150,000	$327,503,572
Shares redeemed	(2,750,000)	(63,761,725)	(650,000)	(15,114,533)
	(950,000)	$(22,091,384)	13,500,000	$312,389,039
iBonds 2026 Term High Yield and Income
Shares sold	12,700,000	$294,319,030	19,500,000	$445,911,722
Shares redeemed	(2,350,000)	(53,689,946)	(2,100,000)	(48,124,489)
	10,350,000	$240,629,084	17,400,000	$397,787,233
iBonds 2027 Term High Yield and Income
Shares sold	4,800,000	$106,925,402	5,250,000	$115,877,478
Shares redeemed	(200,000)	(4,345,880)	—	—
	4,600,000	$102,579,522	5,250,000	$115,877,478

	Six Months Ended 04/30/25		Period Ended 10/31/24(a)
iShares ETF	Shares	Amount	Shares	Amount
iBonds 2031 Term High Yield and Income
Shares sold	400,000	$10,194,570	500,000	$12,627,366

(a)	The Fund commenced operations on May 22, 2024.
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
36

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
37
2025 iShares Semi-Annual Financial Statements and Additional Information

Glossary of Terms Used in these Financial Statements

Portfolio Abbreviation
NVS	Non-Voting Shares
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
Glossary of Terms Used in this Report
38

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

April 30, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares iBonds Oct 2034 Term TIPS ETF | IBIK | NYSE Arca

2

Schedule of Investments (unaudited)
April 30, 2025
iShares® iBonds® Oct 2034 Term TIPS ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
U.S. Government Obligations
U.S. Government Obligations — 99.5%
U.S. Treasury Inflation Indexed Bond
1.75%, 01/15/34	$20,631	$20,429,770
1.88%, 07/15/34	21,514	21,536,975
		41,966,745
Total Investments — 99.5% (Cost: $41,238,282)		41,966,745
Other Assets Less Liabilities — 0.5%		230,219
Net Assets — 100.0%		$42,196,964

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$—	$0 (b)	$—	$—	$—	$—	—	$951	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
U.S. Government Obligations	$—	$41,966,745	$—	$41,966,745
See notes to financial statements.
3
2025 iShares Semi-Annual Financial Statements and Additional Information

Statement of Assets and Liabilities (unaudited)
April 30, 2025

iShares iBonds Oct 2034 Term TIPS ETF
ASSETS
Investments, at value—unaffiliated(a)	$41,966,745
Cash	9,441
Receivables:
Capital shares sold	80
Dividends—affiliated	141
Interest—unaffiliated	223,839
Total assets	42,200,246
LIABILITIES
Payables:
Investment advisory fees	3,282
Total liabilities	3,282
Commitments and contingent liabilities
NET ASSETS	$42,196,964
NET ASSETS CONSIST OF
Paid-in capital	$41,245,587
Accumulated earnings	951,377
NET ASSETS	$42,196,964
NET ASSET VALUE
Shares outstanding	1,650,000
Net asset value	$25.57
Shares authorized	Unlimited
Par value	None
(a) Investments, at cost—unaffiliated	$41,238,282
See notes to financial statements.
Statement of Assets and Liabilities
4

Statement of Operations (unaudited)
Six Months Ended April 30, 2025

iShares iBonds Oct 2034 Term TIPS ETF
INVESTMENT INCOME
Dividends—affiliated	$951
Interest—unaffiliated(a)	707,010
Total investment income	707,961
EXPENSES
Investment advisory	12,529
Total expenses	12,529
Less:
Investment advisory fees waived	(20)
Total expenses after fees waived	12,509
Net investment income	695,452
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated	(24,294)
(24,294)
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated	782,149
782,149
Net realized and unrealized gain	757,855
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,453,307
(a) Includes net inflationary and deflationary adjustments. See Note 4 of the Notes to Financial Statements.
See notes to financial statements.
5
2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares iBonds Oct 2034 Term TIPS ETF
	Six Months Ended 04/30/25 (unaudited)	Period From 05/22/24(a) to 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$695,452	$80,144
Net realized gain (loss)	(24,294)	46,491
Net change in unrealized appreciation (depreciation)	782,149	(53,686)
Net increase in net assets resulting from operations	1,453,307	72,949
DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(510,812)(c)	(64,067)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	32,382,262	8,863,325
NET ASSETS
Total increase in net assets	33,324,757	8,872,207
Beginning of period	8,872,207	—
End of period	$42,196,964	$8,872,207

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets
6

Financial Highlights
(For a share outstanding throughout each period)

	iShares iBonds Oct 2034 Term TIPS ETF
	Six Months Ended 04/30/25 (unaudited)	Period From 05/22/24(a) to 10/31/24
Net asset value, beginning of period	$25.35	$25.00
Net investment income(b)	0.69	0.42
Net realized and unrealized gain(c)	0.09	0.29
Net increase from investment operations	0.78	0.71
Distributions(d)
From net investment income	(0.44)(e)	(0.36)
From net realized gain	(0.12)	—
Total distributions	(0.56)	(0.36)
Net asset value, end of period	$25.57	$25.35
Total Return(f)
Based on net asset value	3.15%(g)	2.83%(g)
Ratios to Average Net Assets(h)
Total expenses	0.10%(i)	0.10%(i)
Total expenses after fees waived	0.10%(i)	0.10%(i)
Net investment income	5.55%(i)	3.67%(i)
Supplemental Data
Net assets, end of period (000)	$42,197	$8,872
Portfolio turnover rate(j)	5%	50%
(a) Commencement of operations.
(b) Based on average shares outstanding.
(c) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(f) Where applicable, assumes the reinvestment of distributions.
(g) Not annualized.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
7
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
iBonds Oct 2034 Term TIPS	Diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Segment Reporting:  The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Fund’s Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of the Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Fund's investment adviser, as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Notes to Financial Statements
8

Notes to Financial Statements (unaudited) (continued)
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Inflation-Indexed Bonds: Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds will be adjusted upward or downward, and consequently the interest payable on these securities (calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds.
5. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.10%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.
9
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.
BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through the termination date, in an amount equal to acquired fund fees and expenses, if any, attributable to the Fund’s investments in other funds advised by BFA or its affiliates.
This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended April 30, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
iBonds Oct 2034 Term TIPS	$20
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statement of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
6. PURCHASES AND SALES
For the six months ended April 30, 2025, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities
iShares ETF	Purchases	Sales
iBonds Oct 2034 Term TIPS	$1,284,666	$1,494,077
For the six months ended April 30, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
iBonds Oct 2034 Term TIPS	$32,123,240	$—
7. INCOME TAX INFORMATION
The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund’s NAV.
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Oct 2034 Term TIPS	$41,238,282	$728,463	$—	$728,463
Notes to Financial Statements
10

Notes to Financial Statements (unaudited) (continued)
8. PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve the Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
The Fund invests a significant portion of its assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
9. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/25		Year Ended 10/31/24
iShares ETF	Shares	Amount	Shares	Amount
iBonds Oct 2034 Term TIPS(a)
Shares sold	1,300,000	$32,382,262	350,000	$8,863,325

(a)	The Fund commenced operations on May 22, 2024.
11
2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Fund using a clearing facility outside of the continuous net settlement process, the Fund, at its sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, the Fund’s custodian, and the Fund. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Fund may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statement of Assets and Liabilities.
10. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Notes to Financial Statements
12

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Fund, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Fund from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
13
2025 iShares Semi-Annual Financial Statements and Additional Information

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Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

April 30, 2025

2025 Semi-Annual Financial Statements and Additional Information (Unaudited)

iShares Trust
• iShares Core 1-5 Year USD Bond ETF | ISTB | NASDAQ
• iShares Core International Aggregate Bond ETF | IAGG | Cboe BZX Exchange

Schedule of Investments (unaudited)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
Ally Auto Receivables Trust, 4.14%, 07/16/29	$600	$598,898
American Express Credit Account Master Trust
5.15%, 09/15/30	1,000	1,030,225
4.65%, 07/15/29	1,110	1,122,691
BA Credit Card Trust, 4.93%, 05/15/29	1,450	1,473,078
BMW Vehicle Owner Trust, 4.66%, 12/27/32	270	272,898
Capital One Prime Auto Receivables Trust, 4.62%, 07/16/29	500	504,651
CarMax Auto Owner Trust, 4.89%, 03/15/30	800	804,558
Chase Issuance Trust, 5.08%, 09/15/30	1,000	1,031,670
Drive Auto Receivables Trust, 4.94%, 05/17/32	80	79,358
Exeter Automobile Receivables Trust
5.92%, 02/15/30	1,000	1,014,914
5.74%, 05/15/29	2,000	2,018,065
Ford Credit Auto Owner Trust
5.09%, 12/15/28	2,100	2,124,075
4.88%, 09/15/30	500	505,577
GM Financial Consumer Automobile Receivables Trust, 4.47%, 02/16/28	1,665	1,664,621
Honda Auto Receivables Owner Trust, 4.57%, 03/21/29	4,200	4,226,647
Hyundai Auto Receivables Trust, 4.41%, 05/15/29	1,535	1,538,769
John Deere Owner Trust
4.96%, 11/15/28	320	322,404
4.06%, 06/15/29	1,430	1,428,707
Mercedes-Benz Auto Receivables Trust, 4.78%, 12/17/29	1,000	1,012,529
PSNH Funding LLC 3, 3.81%, 02/01/35	500	487,841
Santander Drive Auto Receivables Trust
5.23%, 12/15/28	430	432,074
4.87%, 05/15/31	500	503,606
Synchrony Card Funding LLC, 5.54%, 07/15/29	3,890	3,943,726
Toyota Auto Receivables Owner Trust
4.40%, 06/15/29	1,000	1,005,135
4.77%, 11/15/29	100	100,578
Verizon Master Trust
5.16%, 06/20/29	4,000	4,038,036
4.17%, 08/20/30	1,000	998,606
WF Card Issuance Trust, 4.94%, 02/15/29	1,000	1,012,908
World Omni Auto Receivables Trust
4.86%, 03/15/29	2,250	2,262,134
5.09%, 12/17/29	600	609,169
Total Asset-Backed Securities — 0.8% (Cost: $37,880,058)		38,168,148
Collateralized Mortgage Obligations
Mortgage-Backed Securities — 1.8%
BBCMS Mortgage Trust
4.05%, 12/15/51	500	493,607
5.63%, 09/15/57	300	305,288
5.89%, 09/15/57	1,000	1,040,733
6.64%, 03/15/57(a)	250	252,227
Series 2018-C2, Class A5, 4.31%, 12/15/51	800	794,874
BBCMS Trust, 2.27%, 07/15/54	500	464,022
Benchmark Mortgage Trust
5.36%, 05/15/55	300	304,812
5.60%, 08/15/57	500	512,708
5.93%, 03/15/57	1,000	1,043,086
6.06%, 01/10/57(a)	500	505,788
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
6.06%, 08/15/57(a)	$500	$520,871
6.79%, 03/15/57	500	519,502
7.18%, 07/15/57(a)	140	147,167
Series 2018-B21, Class A2, 1.74%, 12/17/53	417	404,170
Series 2023-B38, Class A2, 5.63%, 04/15/56	7,000	7,163,463
BMARK, 7.71%, 11/15/56(a)	250	263,031
BMO Mortgage Trust
5.32%, 09/15/57	200	204,448
5.59%, 05/15/58	450	465,367
5.63%, 12/15/57(a)	700	724,940
5.74%, 12/15/57(a)	500	487,976
5.86%, 02/15/57	650	677,762
5.89%, 11/15/57(a)	400	412,767
6.41%, 11/15/57(a)	900	919,149
Cantor Commercial Real Estate Lending, 2.87%, 11/15/52	500	461,637
CD Mortgage Trust
3.91%, 11/13/50(a)	200	187,353
Series 2016-CD2, Class A3, 3.25%, 11/10/49	946	918,960
Citigroup Commercial Mortgage Trust
Series 2018-B2, Class A4, 4.01%, 03/10/51	1,000	981,690
Series 2019-C7, Class A4, 3.10%, 12/15/72	1,000	928,915
Commission Mortgage Trust
Class-A4, 3.09%, 10/10/49	5,440	5,291,856
Series 2015-CR27, Class A4, 3.61%, 10/10/48	1,335	1,327,970
CSAIL Commercial Mortgage Trust
4.05%, 03/15/52	520	507,405
Series 2019-C18, Class A4, 2.97%, 12/15/52	710	656,197
DBJPM Mortgage Trust, 3.56%, 06/10/50(a)	1,000	952,856
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.00%, 09/25/29	2,000	1,917,911
3.78%, 01/25/32	4,908	4,822,698
4.46%, 08/25/31	2,000	2,013,812
4.57%, 12/25/28	1,000	1,014,648
4.74%, 08/25/28(a)	10,000	10,189,116
5.20%, 02/25/31	3,110	3,248,029
5.36%, 01/25/29(a)	2,720	2,827,170
5.40%, 01/25/29	1,726	1,794,227
Federal National Mortgage Association-ACES, 1.32%, 05/25/30	491	435,412
GS Mortgage Securities Trust, Series 2017-GS7, Class AAB, 3.20%, 08/10/50	1,707	1,681,878
JPMBB Commercial Mortgage Securities Trust, Series 2015-C29, Class A4, 3.61%, 05/15/48	637	634,801
Morgan Stanley Bank of America Merrill Lynch Trust
5.64%, 03/15/58	200	207,582
Series 2016-C31, Class A5, 3.10%, 11/15/49	3,075	2,975,452
Morgan Stanley Capital I Trust
3.77%, 11/15/52(a)	125	112,646
Series 2019-L3, Class AS, 3.49%, 11/15/52	970	887,262
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class C5, 2.90%, 10/10/48	127	126,015
UBS Commercial Mortgage Trust, Series 2018-C14, Class ASB, 4.39%, 12/15/51	2,794	2,794,461
Wells Fargo Commercial Mortgage Trust
4.15%, 03/15/51(a)	500	486,263
4.67%, 09/15/61(a)	1,000	976,298
5.93%, 07/15/57	2,000	2,090,627
Series 2016-C35, Class A4, 2.93%, 07/15/48	1,000	977,688
Series 2016-NXS5, Class A6, 3.64%, 01/15/59	5,000	4,947,053

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Series 2017-C39, Class A5, 3.42%, 09/15/50	$5,000	$4,845,141
		82,848,787
Total Collateralized Mortgage Obligations — 1.8% (Cost: $83,767,930)		82,848,787
Corporate Bonds & Notes
Advertising — 0.1%
Advantage Sales & Marketing Inc., 6.50%, 11/15/28(b)	200	161,018
Clear Channel Outdoor Holdings Inc.
5.13%, 08/15/27(b)	490	476,593
7.50%, 06/01/29(b)(c)	310	254,011
7.75%, 04/15/28(b)	305	253,088
7.88%, 04/01/30(b)	199	199,201
9.00%, 09/15/28(b)	245	253,973
CMG Media Corp., 8.88%, 06/18/29(b)	250	219,631
Interpublic Group of Companies Inc. (The)
4.65%, 10/01/28	100	100,408
4.75%, 03/30/30	240	240,263
Lamar Media Corp.
3.75%, 02/15/28	200	190,631
4.00%, 02/15/30	175	163,579
4.88%, 01/15/29	125	121,442
Neptune Bidco U.S. Inc., 9.29%, 04/15/29(b)	775	689,425
Omnicom Group Inc., 2.45%, 04/30/30	180	161,440
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/29(b)	175	162,993
4.63%, 03/15/30(b)(c)	135	125,043
5.00%, 08/15/27(b)	205	201,135
Stagwell Global LLC, 5.63%, 08/15/29(b)	325	307,024
		4,280,898
Aerospace & Defense — 0.4%
AAR Escrow Issuer LLC, 6.75%, 03/15/29(b)	175	179,030
Airbus SE, 3.15%, 04/10/27(b)	260	255,397
BAE Systems Finance Inc., 7.50%, 07/01/27(b)	100	106,460
BAE Systems PLC
3.40%, 04/15/30(b)	400	378,755
5.00%, 03/26/27(b)	205	207,560
5.13%, 03/26/29(b)	380	387,994
Boeing Co. (The)
2.25%, 06/15/26	227	220,539
2.70%, 02/01/27	385	371,944
2.80%, 03/01/27	150	144,596
2.95%, 02/01/30	200	183,149
3.20%, 03/01/29	320	302,088
3.25%, 02/01/28	375	361,069
3.25%, 03/01/28	65	62,258
3.45%, 11/01/28	25	23,890
5.04%, 05/01/27	680	684,525
6.26%, 05/01/27	385	396,627
6.30%, 05/01/29	465	489,337
Bombardier Inc.
6.00%, 02/15/28(b)	250	247,020
7.13%, 06/15/26(b)(c)	50	50,054
7.50%, 02/01/29(b)	225	231,693
7.88%, 04/15/27(b)	211	211,383
F-Brasile SpA/F-Brasile U.S. LLC, Series XR, 7.38%, 08/15/26(b)	155	155,152
Security	Par (000)	Value
Aerospace & Defense (continued)
General Dynamics Corp.
1.15%, 06/01/26	$115	$111,426
2.13%, 08/15/26	60	58,518
3.50%, 04/01/27	375	372,027
3.75%, 05/15/28	280	277,399
HEICO Corp., 5.25%, 08/01/28	130	132,632
Hexcel Corp., 4.20%, 02/15/27	178	175,951
Howmet Aerospace Inc.
3.00%, 01/15/29	185	175,936
5.90%, 02/01/27	250	256,266
6.75%, 01/15/28	155	163,201
Incora Top Holdco LLC, 6.00%, 01/31/33(d)	139	29,607
L3Harris Technologies Inc.
2.90%, 12/15/29	115	106,413
3.85%, 12/15/26	135	133,668
4.40%, 06/15/28	805	802,838
5.05%, 06/01/29	150	152,279
5.40%, 01/15/27	450	457,007
Lockheed Martin Corp.
4.45%, 05/15/28	180	181,798
4.50%, 02/15/29	220	222,145
5.10%, 11/15/27	350	359,501
Moog Inc., 4.25%, 12/15/27(b)	185	178,688
Northrop Grumman Corp.
3.20%, 02/01/27	90	88,393
3.25%, 01/15/28	725	705,580
4.60%, 02/01/29	175	176,918
Rolls-Royce PLC, 5.75%, 10/15/27(b)	330	337,508
RTX Corp.
2.65%, 11/01/26	260	253,785
3.13%, 05/04/27	400	390,957
3.50%, 03/15/27	431	424,721
4.13%, 11/16/28	885	877,925
5.75%, 11/08/26	415	423,013
5.75%, 01/15/29	250	261,241
7.20%, 08/15/27	30	31,834
7.50%, 09/15/29	125	139,000
Spirit AeroSystems Inc.
3.85%, 06/15/26	120	118,016
4.60%, 06/15/28	225	217,452
9.38%, 11/30/29(b)	150	159,969
TransDigm Inc.
4.63%, 01/15/29	375	360,562
4.88%, 05/01/29	225	216,997
5.50%, 11/15/27	845	841,337
6.38%, 03/01/29(b)	850	866,609
6.75%, 08/15/28(b)	630	642,534
Triumph Group Inc., 9.00%, 03/15/28(b)	316	331,817
		17,863,988
Agriculture — 0.3%
Altria Group Inc.
2.63%, 09/16/26	30	29,259
4.80%, 02/14/29	625	628,298
4.88%, 02/04/28	155	156,750
6.20%, 11/01/28	175	184,655
Amaggi Luxembourg International SARL, 5.25%, 01/28/28(e)	200	194,451
Archer-Daniels-Midland Co.
2.50%, 08/11/26	352	344,128
3.25%, 03/27/30	300	284,474
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Agriculture (continued)
BAT Capital Corp.
2.26%, 03/25/28	$675	$634,718
3.22%, 09/06/26	327	321,596
3.46%, 09/06/29	40	38,068
3.56%, 08/15/27	636	624,256
4.70%, 04/02/27	367	368,543
4.91%, 04/02/30	300	301,549
BAT International Finance PLC
4.45%, 03/16/28	275	275,058
5.93%, 02/02/29	370	387,089
Bunge Ltd. Finance Corp.
3.25%, 08/15/26	145	142,685
3.75%, 09/25/27	120	118,310
4.10%, 01/07/28	230	228,131
4.20%, 09/17/29	220	217,327
Cargill Inc.
2.13%, 04/23/30(b)	200	179,324
3.25%, 05/23/29(b)	10	9,607
3.63%, 04/22/27(b)	260	257,537
4.50%, 06/24/26(b)	195	195,765
4.63%, 02/11/28(b)	100	101,090
Darling Ingredients Inc., 5.25%, 04/15/27(b)	160	158,229
Imperial Brands Finance PLC
3.50%, 07/26/26(b)	300	296,204
3.88%, 07/26/29(b)	275	265,176
5.50%, 02/01/30(b)	350	359,676
6.13%, 07/27/27(b)	310	319,945
Philip Morris International Inc.
0.88%, 05/01/26	277	267,987
3.13%, 08/17/27	125	122,348
3.13%, 03/02/28	160	155,513
3.38%, 08/15/29	300	288,068
4.13%, 04/28/28	185	184,712
4.38%, 11/01/27	180	180,825
4.38%, 04/30/30	150	149,289
4.63%, 11/01/29	175	176,331
4.75%, 02/12/27	270	272,884
4.88%, 02/15/28	459	467,188
4.88%, 02/13/29	330	335,136
5.13%, 11/17/27	563	574,977
5.13%, 02/15/30	600	615,814
5.25%, 09/07/28	115	118,494
5.63%, 11/17/29	470	493,039
Viterra Finance BV
2.00%, 04/21/26(b)	270	263,081
4.90%, 04/21/27(b)	210	211,124
		12,498,708
Airlines — 0.2%
Air Canada, 3.88%, 08/15/26(b)	356	349,441
Air Canada Pass Through Trust
Series 2015-1, Class A, 3.60%, 09/15/28(b)	66	64,071
Series 2020-1, Class C, 10.50%, 07/15/26(b)	110	116,089
Alaska Airlines Pass Through Trust, Series 2020-1, 4.80%, 02/15/29(b)	265	263,174
Allegiant Travel Co., 7.25%, 08/15/27(b)	185	171,008
American Airlines Inc.
7.25%, 02/15/28(b)	230	227,105
8.50%, 05/15/29(b)(c)	300	305,645
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(b)	305	303,128
5.75%, 04/20/29(b)	1,000	969,211
Security	Par (000)	Value
Airlines (continued)
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 04/01/28	$120	$115,692
Series 2015-1, Class A, 3.38%, 11/01/28	213	205,052
Series 2015-2, Class AA, 3.60%, 03/22/29	92	88,682
Series 2016-1, Class AA, 3.58%, 07/15/29	89	85,823
Series 2016-2, Class AA, 3.20%, 12/15/29	157	149,021
Series 2016-3, Class AA, 3.00%, 04/15/30	40	37,020
Series 2017-1, Class AA, 3.65%, 02/15/29	105	99,417
Series 2017-2, Class AA, 3.35%, 04/15/31	127	120,192
AS Mileage Plan IP Ltd., 5.02%, 10/20/29(b)	250	242,312
Avianca Midco 2 PLC
9.00%, 12/01/28(b)	400	359,835
9.63%, 02/14/30(b)	200	175,192
Azul Secured Finance LLP, 11.93%, 08/28/28(c)	427	256,437
Delta Air Lines Inc.
3.75%, 10/28/29	160	148,592
4.38%, 04/19/28	155	152,241
Delta Air Lines Inc./SkyMiles IP Ltd., 4.75%, 10/20/28(b)	1,060	1,050,729
Delta Air Lines Pass-Through Trust, Series 2020, Class AA, 2.00%, 12/10/29	175	164,356
Grupo Aeromexico SAB de CV, 8.25%, 11/15/29(e)	200	187,121
Latam Airlines Group SA
7.88%, 04/15/30(e)	400	391,669
13.38%, 10/15/29(e)	200	223,947
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 06/20/27(b)	554	556,162
OneSky Flight LLC, 8.88%, 12/15/29(b)	165	166,375
Southwest Airlines Co.
2.63%, 02/10/30	150	134,128
3.45%, 11/16/27	15	14,558
5.13%, 06/15/27	610	611,674
United Airlines Inc., 4.63%, 04/15/29(b)	600	563,655
United Airlines Pass-Through Trust
Series 2014-2, Class A, 3.75%, 03/03/28	191	187,418
Series 2016-1, Class AA, 3.10%, 01/07/30	15	14,281
Series 2016-2, Class AA, 2.88%, 04/07/30	190	177,160
Series 2020-1, 5.88%, 04/15/29	394	398,468
VistaJet Malta Finance PLC/Vista Management Holding Inc.
6.38%, 02/01/30(b)	315	271,733
7.88%, 05/01/27(b)(c)	165	160,104
9.50%, 06/01/28(b)(c)	160	156,327
		10,434,245
Apparel — 0.1%
Crocs Inc., 4.25%, 03/15/29(b)	100	92,817
Kontoor Brands Inc., 4.13%, 11/15/29(b)	115	105,832
NIKE Inc.
2.38%, 11/01/26	275	268,216
2.75%, 03/27/27	390	380,640
2.85%, 03/27/30	440	411,472
Tapestry Inc.
4.13%, 07/15/27	32	31,778
5.10%, 03/11/30	280	281,012
Under Armour Inc., 3.25%, 06/15/26	200	193,977
VF Corp.
2.80%, 04/23/27	130	120,630
2.95%, 04/23/30	235	193,266
William Carter Co. (The), 5.63%, 03/15/27(b)	160	155,637

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Apparel (continued)
Wolverine World Wide Inc., 4.00%, 08/15/29(b)	$175	$145,768
		2,381,045
Auto Manufacturers — 1.2%
Allison Transmission Inc.
4.75%, 10/01/27(b)	125	122,979
5.88%, 06/01/29(b)	150	149,757
American Honda Finance Corp.
1.30%, 09/09/26	455	436,639
2.00%, 03/24/28	250	234,188
2.25%, 01/12/29	200	184,467
2.35%, 01/08/27	265	256,746
3.50%, 02/15/28	180	175,939
4.40%, 10/05/26	150	149,936
4.40%, 09/05/29	250	248,471
4.45%, 10/22/27	205	205,791
4.55%, 03/03/28	125	125,700
4.60%, 04/17/30	200	199,714
4.70%, 01/12/28	120	121,048
4.80%, 03/05/30	125	125,998
4.90%, 03/12/27	150	151,608
4.90%, 07/09/27	200	202,343
4.90%, 03/13/29	220	222,946
5.13%, 07/07/28	380	388,100
5.25%, 07/07/26	175	176,725
5.65%, 11/15/28	160	166,290
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/29(b)	310	266,489
BMW Finance NV, 2.85%, 08/14/29(b)	230	213,339
BMW U.S. Capital LLC
1.25%, 08/12/26(b)	320	307,519
3.30%, 04/06/27(b)	187	183,020
3.45%, 04/01/27(b)	232	227,902
3.63%, 04/18/29(b)	255	245,381
3.75%, 04/12/28(b)	80	78,365
3.95%, 08/14/28(b)	195	191,548
4.15%, 04/09/30(b)	300	292,458
4.60%, 08/13/27(b)	215	215,684
4.65%, 08/13/26(b)	75	75,224
4.65%, 03/19/27(b)	125	125,675
4.65%, 08/13/29(b)	120	119,702
4.75%, 03/21/28(b)	100	100,717
4.90%, 04/02/27(b)	200	201,622
4.90%, 04/02/29(b)	210	211,901
5.05%, 08/11/28(b)	480	486,943
5.05%, 03/21/30(b)	200	202,404
Cummins Inc., 4.90%, 02/20/29	105	107,266
Daimler Truck Finance North America LLC
2.00%, 12/14/26(b)	475	456,336
2.38%, 12/14/28(b)	225	207,897
3.65%, 04/07/27(b)	285	280,035
5.00%, 01/15/27(b)	160	161,147
5.13%, 09/25/27(b)	150	151,699
5.13%, 01/19/28(b)	265	268,015
5.25%, 01/13/30(b)(c)	330	334,834
5.40%, 09/20/28(b)	215	219,808
Ford Motor Co.
4.35%, 12/08/26	545	534,564
6.63%, 10/01/28	140	144,747
9.63%, 04/22/30	130	147,149
Ford Motor Credit Co. LLC
2.70%, 08/10/26	475	456,018
Security	Par (000)	Value
Auto Manufacturers (continued)
2.90%, 02/16/28	$275	$251,834
2.90%, 02/10/29	250	222,343
3.82%, 11/02/27	275	260,382
4.13%, 08/17/27	425	407,543
4.27%, 01/09/27	295	286,516
4.54%, 08/01/26	245	240,841
4.95%, 05/28/27	510	498,898
5.11%, 05/03/29	400	383,550
5.13%, 11/05/26	200	197,992
5.30%, 09/06/29	200	192,743
5.80%, 03/05/27	450	447,600
5.80%, 03/08/29	455	446,697
5.85%, 05/17/27	225	223,915
5.88%, 11/07/29	400	393,379
5.92%, 03/20/28	250	248,427
6.80%, 05/12/28	440	446,622
6.80%, 11/07/28	425	433,456
6.95%, 06/10/26	295	297,622
7.35%, 11/04/27	530	544,721
7.35%, 03/06/30	365	377,581
Ford Otomotiv Sanayi AS, 7.13%, 04/25/29(e)	200	197,551
General Motors Co.
4.20%, 10/01/27	105	103,186
5.00%, 10/01/28	95	95,106
5.40%, 10/15/29	390	393,158
6.80%, 10/01/27	490	509,135
General Motors Financial Co. Inc.
1.50%, 06/10/26	450	433,423
2.35%, 02/26/27	415	396,373
2.40%, 04/10/28	85	78,990
2.40%, 10/15/28	325	297,833
2.70%, 08/20/27	181	172,068
4.00%, 10/06/26	341	336,896
4.30%, 04/06/29	325	314,071
4.35%, 01/17/27	160	158,580
4.90%, 10/06/29	330	324,663
5.00%, 04/09/27	554	554,517
5.05%, 04/04/28	285	285,831
5.35%, 07/15/27	200	202,100
5.35%, 01/07/30	400	401,243
5.40%, 05/08/27	210	212,124
5.55%, 07/15/29	355	358,068
5.65%, 01/17/29	281	284,528
5.80%, 06/23/28	470	479,602
5.80%, 01/07/29	485	495,514
5.85%, 04/06/30	300	305,177
6.00%, 01/09/28	470	481,575
Honda Motor Co. Ltd., 2.53%, 03/10/27	527	510,643
Hyundai Assan Otomotiv Sanayi ve Ticaret AS, 1.63%, 07/12/26(e)	200	193,160
Hyundai Capital America
1.50%, 06/15/26(b)	295	284,672
1.65%, 09/17/26(b)	405	388,695
1.80%, 01/10/28(b)	280	258,680
2.00%, 06/15/28(b)	235	214,985
2.10%, 09/15/28(b)	280	254,975
2.38%, 10/15/27(b)	355	335,060
2.75%, 09/27/26(e)	200	194,476
3.50%, 11/02/26(b)	300	294,280
4.30%, 09/24/27(b)	180	177,832
4.55%, 09/26/29(b)	250	244,656
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
4.85%, 03/25/27(b)	$150	$150,124
4.88%, 11/01/27(b)	190	190,185
5.15%, 03/27/30(b)	150	150,028
5.25%, 01/08/27(b)	130	130,922
5.28%, 06/24/27(b)	200	201,747
5.30%, 03/19/27(b)	200	201,966
5.30%, 01/08/29(b)	160	161,441
5.30%, 06/24/29(b)	200	201,419
5.30%, 01/08/30(b)	200	201,632
5.35%, 03/19/29(b)	125	126,030
5.45%, 06/24/26(b)	135	136,062
5.60%, 03/30/28(b)	292	296,829
5.65%, 06/26/26(b)	285	287,929
5.68%, 06/26/28(b)	705	718,477
5.80%, 04/01/30(b)	150	153,884
5.95%, 09/21/26(b)	260	264,028
6.10%, 09/21/28(b)	365	377,113
6.38%, 04/08/30(b)	200	209,275
6.50%, 01/16/29(b)	250	261,140
Hyundai Capital Services Inc.
3.63%, 08/29/27(e)	200	195,801
5.13%, 02/05/27(e)	200	201,832
5.13%, 02/05/29(e)	200	201,701
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27(b)	155	147,982
5.50%, 07/15/29(b)	125	120,091
5.88%, 01/15/28(b)	175	172,550
Kia Corp.
1.75%, 10/16/26(e)	200	192,280
2.75%, 02/14/27(e)	200	194,107
Mercedes-Benz Finance North America LLC
3.10%, 08/15/29(b)	265	247,721
3.75%, 02/22/28(b)(c)	365	357,052
4.30%, 02/22/29(b)	150	147,626
4.65%, 04/01/27(b)	150	150,399
4.75%, 08/01/27(b)	185	185,765
4.75%, 03/31/28(b)	150	150,579
4.80%, 11/13/26(b)	150	150,614
4.80%, 01/11/27(b)	150	150,561
4.80%, 03/30/28(b)	385	387,031
4.80%, 08/01/29(b)	250	249,901
4.85%, 01/11/29(b)	150	150,363
4.88%, 07/31/26(b)	150	150,772
4.90%, 11/15/27(b)	175	176,261
5.10%, 08/03/28(b)	495	501,171
5.10%, 11/15/29(b)	150	151,501
5.20%, 08/03/26(b)	290	292,352
5.25%, 11/29/27(b)	240	244,055
Nissan Motor Acceptance Co. LLC
1.85%, 09/16/26(b)	287	271,833
2.45%, 09/15/28(b)	115	101,619
2.75%, 03/09/28(b)	275	251,077
5.30%, 09/13/27(b)	125	122,538
5.55%, 09/13/29(b)(c)	100	96,904
6.95%, 09/15/26(b)	85	85,733
7.05%, 09/15/28(b)	215	219,844
Nissan Motor Co. Ltd., 4.35%, 09/17/27(b)	770	741,668
PACCAR Financial Corp.
1.10%, 05/11/26	185	179,150
2.00%, 02/04/27	180	173,710
4.00%, 09/26/29	80	79,165
Security	Par (000)	Value
Auto Manufacturers (continued)
4.45%, 08/06/27	$150	$151,601
4.55%, 03/03/28	185	187,515
4.60%, 01/10/28	235	238,498
4.60%, 01/31/29(c)	180	182,179
4.95%, 08/10/28	40	40,955
5.00%, 05/13/27	155	157,980
5.05%, 08/10/26(c)	45	45,536
5.20%, 11/09/26	100	101,705
Series R, 4.50%, 11/25/26	110	110,864
PM General Purchaser LLC, 9.50%, 10/01/28(b)	200	192,969
Stellantis Finance U.S. Inc.
1.71%, 01/29/27(b)	405	382,718
5.75%, 03/18/30(b)	220	220,162
Toyota Motor Corp.
2.76%, 07/02/29	155	146,198
5.12%, 07/13/28	205	210,168
5.28%, 07/13/26	270	273,166
Toyota Motor Credit Corp.
1.13%, 06/18/26	305	294,809
1.15%, 08/13/27	65	60,825
1.90%, 01/13/27	370	356,456
1.90%, 04/06/28	202	189,479
2.15%, 02/13/30	225	202,939
3.05%, 03/22/27	570	558,677
3.05%, 01/11/28	240	233,216
3.20%, 01/11/27	145	142,793
3.38%, 04/01/30	300	285,453
3.65%, 01/08/29	205	200,079
4.35%, 10/08/27	385	386,564
4.45%, 05/18/26	320	320,693
4.45%, 06/29/29	250	250,751
4.55%, 08/07/26	95	95,391
4.55%, 09/20/27	435	438,674
4.55%, 08/09/29	320	322,186
4.60%, 01/08/27(c)	125	126,030
4.63%, 01/12/28	410	414,478
4.65%, 01/05/29	240	242,503
4.95%, 01/09/30	200	204,232
5.00%, 08/14/26	177	178,659
5.05%, 05/16/29	280	286,971
5.20%, 05/15/26	130	131,265
5.25%, 09/11/28	170	175,299
5.40%, 11/20/26	200	203,544
5.45%, 11/10/27	345	355,473
Series B, 5.00%, 03/19/27	175	177,666
Volkswagen Group of America Finance LLC
1.63%, 11/24/27(b)	65	59,935
3.20%, 09/26/26(b)	100	97,735
4.35%, 06/08/27(b)	570	564,169
4.60%, 06/08/29(b)	200	195,471
4.75%, 11/13/28(b)	415	410,804
4.85%, 08/15/27(b)	200	199,967
4.90%, 08/14/26(b)	200	200,235
4.95%, 03/25/27(b)	200	200,388
4.95%, 08/15/29(b)	200	198,601
5.05%, 03/27/28(b)	200	200,531
5.25%, 03/22/29(b)	330	331,513
5.30%, 03/22/27(b)	205	206,656
5.35%, 03/27/30(b)	200	199,857
5.65%, 09/12/28(b)	200	203,828
5.70%, 09/12/26(b)	220	222,374

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Auto Manufacturers (continued)
6.00%, 11/16/26(b)	$200	$203,075
6.20%, 11/16/28(b)	200	207,442
Wabash National Corp., 4.50%, 10/15/28(b)	130	109,384
		54,789,705
Auto Parts & Equipment — 0.2%
Adient Global Holdings Ltd., 7.00%, 04/15/28(b)	175	176,466
American Axle & Manufacturing Inc.
5.00%, 10/01/29(c)	215	188,628
6.50%, 04/01/27	155	151,406
6.88%, 07/01/28(c)	135	129,957
Aptiv PLC, 4.35%, 03/15/29	150	146,882
Aptiv PLC/Aptiv Global Financing DAC
4.65%, 09/13/29	200	197,237
6.88%, 12/15/54, (5-year CMT + 3.385%)(a)	50	46,790
BorgWarner Inc.
2.65%, 07/01/27	445	427,934
4.95%, 08/15/29	75	75,261
Clarios Global LP/Clarios U.S. Finance Co.
6.25%, 05/15/26(b)	122	121,988
6.75%, 05/15/28(b)	240	244,032
6.75%, 02/15/30(b)	200	203,565
8.50%, 05/15/27(b)	590	592,592
Cooper-Standard Automotive Inc., 5.63%, 05/15/27, (5.63% PIK)(b)(c)(f)	132	107,410
Dana Inc.
5.38%, 11/15/27	159	158,096
5.63%, 06/15/28	125	123,876
Denso Corp., 4.42%, 09/11/29(b)	200	199,714
Dornoch Debt Merger Sub Inc., 6.63%, 10/15/29(b)(c)	215	148,491
Forvia SE, 8.00%, 06/15/30(b)	200	199,254
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27	235	231,715
5.00%, 05/31/26	300	298,475
5.00%, 07/15/29	250	237,905
7.00%, 03/15/28(c)	56	56,695
IHO Verwaltungs GmbH, 6.38%, 05/15/29, (6.38% Cash)(b)(f)	140	134,564
Lear Corp.
3.80%, 09/15/27	35	34,101
4.25%, 05/15/29	145	141,033
LG Energy Solution Ltd.
5.38%, 07/02/27(e)	200	201,726
5.38%, 07/02/29(e)	200	200,985
5.63%, 09/25/26(e)	200	202,113
5.75%, 09/25/28(e)	200	204,106
Magna International Inc., 5.05%, 03/14/29	110	111,468
Phinia Inc., 6.75%, 04/15/29(b)	175	176,975
Real Hero Merger Sub 2 Inc., 6.25%, 02/01/29(b)	190	141,651
SK On Co. Ltd., 5.38%, 05/11/26(e)	200	201,738
SMRC Automotive Holdings Netherlands BV, 5.63%, 07/11/29(e)	200	202,786
Tenneco Inc., 8.00%, 11/17/28(b)	585	557,847
Titan International Inc., 7.00%, 04/30/28	125	122,348
Toyota Industries Corp., 3.57%, 03/16/28(b)	200	194,954
ZF North America Capital Inc.
6.75%, 04/23/30(b)	250	228,106
6.88%, 04/14/28(b)	180	171,373
7.13%, 04/14/30(b)	180	166,063
		7,858,306
Security	Par (000)	Value
Banks — 9.1%
ABN AMRO Bank NV
1.54%, 06/16/27, (1-year CMT + 0.800%)(a)(b)	$240	$231,828
2.47%, 12/13/29, (1-year CMT + 1.100%)(a)(b)	200	185,421
4.72%, 01/22/27(b)	200	201,685
4.99%, 12/03/28, (1-year CMT + 0.780%)(a)(b)	210	211,889
6.34%, 09/18/27, (1-year CMT + 1.650%)(a)(b)	375	383,390
Abu Dhabi Commercial Bank PJSC
3.50%, 03/31/27(e)	200	196,081
4.50%, 09/14/27(e)	200	199,760
5.36%, 03/10/35, (5-year CMT + 1.677%)(a)(e)	200	200,430
5.40%, 02/26/30, (1-day SOFR + 1.050%)(a)(e)	200	201,092
5.50%, 01/12/29(e)	200	206,261
8.00%, (5-year CMT + 3.524%)(a)(e)(g)	200	212,559
Access Bank PLC, 6.13%, 09/21/26(e)	200	189,922
Adib Capital Invest 3 Ltd., 7.25%, (5-year CMT + 3.059%)(a)(e)(g)	200	208,158
Adib Sukuk Co. II Ltd., 5.70%, 11/15/28(e)	200	206,499
Agricultural Bank of China Ltd./Hong Kong
1.25%, 06/17/26(e)	200	193,721
2.25%, 03/01/27(e)	200	193,679
Ahli United Sukuk Ltd., 3.88%, (5-year CMT + 3.011%)(a)(e)(g)	200	193,548
AIB Group PLC, 6.61%, 09/13/29, (1-day SOFR + 2.330%)(a)(b)	200	211,382
Akbank TAS, 6.80%, 06/22/31, (5-year CMT + 6.015%)(a)(e)	200	197,022
Al Rajhi Bank, 6.38%, (5-year CMT + 1.888%)(a)(e)(g)	400	404,847
Al Rajhi Sukuk Ltd.
4.75%, 04/05/28(e)	400	400,929
5.05%, 03/12/29(e)	200	202,433
Alinma Tier 1 Sukuk Ltd., 6.50%, (5-year CMT + 2.201%)(a)(e)(g)	200	202,816
ANZ Bank New Zealand Ltd.
5.55%, 08/11/32, (5-year CMT + 2.700%)(a)(b)	210	212,634
5.90%, 07/10/34, (5-year CMT + 1.500%)(a)(b)	200	204,967
ANZ New Zealand International Ltd./London
1.25%, 06/22/26(b)	200	193,496
2.55%, 02/13/30(b)	200	183,487
3.45%, 01/21/28(b)	200	195,982
5.36%, 08/14/28(b)	270	278,850
ASB Bank Ltd.
1.63%, 10/22/26(b)	200	192,662
5.28%, 06/17/32, (5-year CMT + 2.250%)(a)(b)	285	286,224
5.35%, 06/15/26(b)	200	202,509
5.40%, 11/29/27(b)	215	220,846
Associated Banc-Corp, 6.46%, 08/29/30, (1-day SOFR +3.030%)(a)	70	70,386
AUB Sukuk Ltd., 2.62%, 09/09/26(e)	200	192,965
Australia & New Zealand Banking Group Ltd.
4.40%, 05/19/26(b)	400	398,636
5.73%, 09/18/34, (5-year CMT + 1.618%)(a)(b)	250	254,875
Australia & New Zealand Banking Group Ltd./New York
3.92%, 09/30/27	250	248,928
4.42%, 12/16/26	250	251,468
4.62%, 12/16/29	330	334,560
4.75%, 01/18/27	350	353,815
4.90%, 07/16/27	310	315,356
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/29	$215	$220,640
6.14%, 09/14/28, (1-year CMT + 2.700%)(a)	200	206,776
Banco Bradesco SA/Cayman Islands
4.38%, 03/18/27(e)	200	198,325
6.50%, 01/22/30(e)	200	207,628
Banco de Bogota SA, 6.25%, 05/12/26(e)	200	200,362
Banco de Credito del Peru SA
3.25%, 09/30/31, (5-year CMT + 2.450%)(a)(e)	200	192,223
5.80%, 03/10/35, (5-year CMT + 2.240%)(a)(e)	200	195,856
Banco de Credito e Inversiones SA, 3.50%, 10/12/27(e)	200	194,379
Banco do Brasil SA
3.25%, 09/30/26(e)	200	196,676
4.88%, 01/11/29(e)	200	196,703
6.25%, 04/18/30(e)	200	204,668
Banco General SA, 4.13%, 08/07/27(e)	200	196,671
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27(e)	150	147,888
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26(e)	200	194,951
Banco Nacional de Comercio Exterior SNC/Cayman Islands, 2.72%, 08/11/31, (5-year CMT + 2.000%)(a)(e)	400	375,535
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%, 12/10/29(e)	200	202,863
Banco Santander SA
1.72%, 09/14/27, (1-year CMT + 0.900%)(a)	590	566,248
3.31%, 06/27/29	280	265,925
3.80%, 02/23/28	250	244,306
4.18%, 03/24/28, (1-year CMT + 2.000%)(a)	655	649,272
4.25%, 04/11/27	210	208,714
4.38%, 04/12/28	630	625,586
5.29%, 08/18/27	515	521,743
5.37%, 07/15/28, (1-year CMT + 0.950%)(a)	400	407,210
5.54%, 03/14/30, (1-year CMT + 1.450%)(a)	410	420,562
5.55%, 03/14/28, (1-year CMT + 1.250%)(a)	210	213,234
5.57%, 01/17/30	290	299,189
5.59%, 08/08/28	685	705,893
6.53%, 11/07/27, (1-year CMT + 1.650%)(a)	200	205,774
6.61%, 11/07/28	210	223,952
Bangkok Bank PCL/Hong Kong
3.73%, 09/25/34, (5-year CMT + 1.900%)(a)(e)	400	369,489
4.30%, 06/15/27(e)	200	199,020
4.45%, 09/19/28(e)	200	198,873
5.30%, 09/21/28(e)	200	204,013
9.03%, 03/15/29(b)	100	113,957
Bank Leumi Le-Israel BM, 5.13%, 07/27/27(b)	200	200,231
Bank Negara Indonesia Persero Tbk PT, 4.30%, (5-year CMT + 3.466%)(a)(e)(g)	400	375,804
Bank of America Corp.
1.73%, 07/22/27, (1-day SOFR + 0.960%)(a)	1,910	1,846,611
2.09%, 06/14/29, (1-day SOFR + 1.060%)(a)	975	908,219
2.50%, 02/13/31, (3-mo. CME Term SOFR + 1.252%)(a)	1,085	981,889
2.55%, 02/04/28, (1-day SOFR + 1.050%)(a)	645	624,080
2.59%, 04/29/31, (1-day SOFR + 2.150%)(a)	900	812,703
2.88%, 10/22/30, (3-mo. CME Term SOFR + 1.452%)(a)	665	617,046
Security	Par (000)	Value
Banks (continued)
3.19%, 07/23/30, (3-mo. CME Term SOFR + 1.442%)(a)	$740	$697,810
3.25%, 10/21/27	315	308,129
3.42%, 12/20/28, (3-mo. CME Term SOFR + 1.302%)(a)	1,795	1,746,121
3.59%, 07/21/28, (3-mo. CME Term SOFR + 1.632%)(a)	615	603,455
3.71%, 04/24/28, (3-mo. CME Term SOFR + 1.774%)(a)	830	818,320
3.82%, 01/20/28, (3-mo. CME Term SOFR + 1.837%)(a)	757	748,473
3.97%, 03/05/29, (3-mo. CME Term SOFR + 1.332%)(a)	735	724,539
3.97%, 02/07/30, (3-mo. CME Term SOFR + 1.472%)(a)	900	880,955
4.25%, 10/22/26	350	349,399
4.27%, 07/23/29, (3-mo. CME Term SOFR + 1.572%)(a)	950	943,459
4.38%, 04/27/28, (1-day SOFR + 1.580%)(a)	650	648,934
4.95%, 07/22/28, (1-day SOFR + 2.040%)(a)	1,075	1,086,560
4.98%, 01/24/29, (1-day SOFR + 0.830%)(a)	900	911,858
5.16%, 01/24/31, (1-day SOFR + 1.000%)(a)	1,140	1,161,140
5.20%, 04/25/29, (1-day SOFR + 1.630%)(a)	1,045	1,067,371
5.82%, 09/15/29, (1-day SOFR + 1.570%)(a)	885	921,763
5.93%, 09/15/27, (1-day SOFR + 1.340%)(a)	620	631,753
6.20%, 11/10/28, (1-day SOFR + 1.990%)(a)	650	675,859
6.22%, 09/15/26	271	276,755
Series L, 4.18%, 11/25/27	345	343,092
Bank of America NA, 5.53%, 08/18/26	500	508,279
Bank of China Ltd., 3.50%, 04/20/27(e)	200	198,003
Bank of China Ltd./Panama, 4.84%, 03/19/28, (1-day SOFR Index + 0.500%)(a)(e)	200	199,897
Bank of China Ltd./Sydney
4.84%, 06/14/27, (1-day SOFR Index + 0.500%)(a)(e)	400	399,733
4.85%, 03/04/28, (1-day SOFR Index + 0.500%)(a)(e)	200	199,818
4.94%, 09/30/27, (1-day SOFR Index + 0.590%)(a)(e)	400	400,590
Bank of Communications Co. Ltd./Hong Kong, 4.88%, 08/01/27, (1-day SOFR Index + 0.550%)(a)(e)	400	400,075
Bank of Communications Hong Kong Ltd., 2.30%, 07/08/31, (5-year CMT + 1.400%)(a)(e)	350	341,143
Bank of East Asia Ltd. (The)
4.88%, 04/22/32, (5-year CMT + 2.300%)(a)(e)	250	243,771
6.75%, 06/27/34, (5-year CMT + 2.550%)(a)(e)	250	251,665
Bank of Ireland Group PLC
2.03%, 09/30/27, (1-year CMT + 1.100%)(a)(b)	190	183,111
5.60%, 03/20/30, (1-day SOFR +1.620%)(a)(b)	200	205,038
Bank of Montreal
1.25%, 09/15/26	440	422,170
2.65%, 03/08/27	470	456,386
3.80%, 12/15/32, (5-year USD Swap + 1.432%)(a)	535	516,858
4.64%, 09/10/30, (1-day SOFR + 1.250%)(a)	125	125,174
5.00%, 01/27/29, (1-day SOFR Index + 0.670%)(a)	175	177,751
5.20%, 02/01/28	454	463,979
5.27%, 12/11/26	320	324,778
5.30%, 06/05/26	485	489,694

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
5.37%, 06/04/27	$400	$408,314
5.72%, 09/25/28	275	286,244
Series f2f, 4.57%, 09/10/27, (1-day SOFR + 0.880%)(a)	125	125,129
Series H, 4.70%, 09/14/27	510	514,232
Bank of New York Mellon (The), 4.73%, 04/20/29, (1-day SOFR + 1.135%)(a)	250	253,411
Bank of New York Mellon Corp. (The)
1.05%, 10/15/26	180	172,247
1.65%, 07/14/28	90	83,422
2.05%, 01/26/27	235	226,886
2.45%, 08/17/26	30	29,310
2.80%, 05/04/26	170	167,513
3.00%, 10/30/28	68	64,918
3.25%, 05/16/27	110	108,332
3.30%, 08/23/29	220	209,543
3.40%, 01/29/28	255	250,256
3.44%, 02/07/28, (3-mo. CME Term SOFR + 1.331%)(a)	370	364,851
3.85%, 04/28/28	245	243,915
3.85%, 04/26/29	180	177,737
3.99%, 06/13/28, (1-day SOFR + 1.151%)(a)	320	318,136
4.54%, 02/01/29, (1-day SOFR + 1.169%)(a)	360	362,242
4.60%, 07/26/30, (1-day SOFR + 1.755%)(a)	155	155,909
4.89%, 07/21/28, (1-day SOFR + 0.840%)(a)	265	268,119
4.94%, 02/11/31, (1-day SOFR + 0.887%)(a)	350	356,118
4.98%, 03/14/30, (1-day SOFR + 1.085%)(a)	310	316,444
5.80%, 10/25/28, (1-day SOFR Index + 1.802%)(a)	375	388,314
6.32%, 10/25/29, (1-day SOFR + 1.598%)(a)	265	281,447
Bank of New Zealand
2.29%, 01/27/27(b)	250	242,062
4.85%, 02/07/28(b)	270	273,568
5.08%, 01/30/29(b)	250	255,212
Bank of Nova Scotia (The)
1.30%, 09/15/26	390	374,491
1.35%, 06/24/26	389	376,220
1.95%, 02/02/27	304	292,925
2.95%, 03/11/27	310	302,781
4.40%, 09/08/28, (1-day SOFR + 1.000%)(a)	200	199,750
4.85%, 02/01/30	375	379,137
4.93%, 02/14/29, (1-day SOFR + 0.890%)(a)	400	404,489
5.13%, 02/14/31, (1-day SOFR + 1.070%)(a)	300	304,548
5.25%, 06/12/28	205	210,668
5.35%, 12/07/26	330	334,973
5.40%, 06/04/27	250	255,834
5.45%, 08/01/29	195	202,058
Bank of the Philippine Islands, 5.25%, 03/26/29(e)	200	204,010
Bank OZK, 2.75%, 10/01/31, (3-mo. CME Term SOFR + 2.090%)(a)	155	133,595
Banque Federative du Credit Mutuel SA
1.60%, 10/04/26(b)	390	375,063
4.75%, 07/13/27(b)	235	235,937
5.09%, 01/23/27(b)	210	212,140
5.19%, 02/16/28(b)	230	234,339
5.54%, 01/22/30(b)	200	206,656
5.79%, 07/13/28(b)	215	222,650
5.90%, 07/13/26(b)	200	203,271
Banque Saudi Fransi, 4.75%, 05/31/28(e)	400	401,246
Barclays PLC
2.28%, 11/24/27, (1-year CMT + 1.050%)(a)	617	594,444
Security	Par (000)	Value
Banks (continued)
4.34%, 01/10/28	$380	$377,351
4.84%, 05/09/28	550	548,759
4.84%, 09/10/28, (1-day SOFR + 1.340%)(a)	200	200,223
4.94%, 09/10/30, (1-day SOFR + 1.560%)(a)	400	399,715
4.97%, 05/16/29(a)	435	437,028
5.09%, 02/25/29, (1-day SOFR + 0.960%)(a)	400	402,687
5.09%, 06/20/30(a)	415	410,713
5.20%, 05/12/26	745	746,277
5.37%, 02/25/31, (1-day SOFR + 1.230%)(a)	600	607,957
5.50%, 08/09/28, (1-year CMT + 2.650%)(a)	770	782,058
5.67%, 03/12/28, (1-day SOFR +1.490%)(a)	400	407,965
5.69%, 03/12/30, (1-day SOFR + 1.740%)(a)	535	550,094
5.83%, 05/09/27, (1-day SOFR + 2.210%)(a)	995	1,005,264
6.49%, 09/13/29, (1-day SOFR + 2.220%)(a)	400	421,067
6.50%, 09/13/27, (1-day SOFR + 1.880%)(a)	400	409,027
7.39%, 11/02/28, (1-year CMT + 3.300%)(a)	480	509,249
BBG Sukuk Ltd., 4.56%, 10/09/29(e)	200	199,341
BBK BSC, 6.88%, 06/06/29(e)	200	202,336
BBVA Bancomer SA/Texas, 5.25%, 09/10/29(e)	200	201,544
BNP Paribas SA
1.68%, 06/30/27, (1-day SOFR + 0.912%)(a)(b)	530	512,106
1.90%, 09/30/28, (1-day SOFR + 1.609%)(a)(b)	255	238,785
2.16%, 09/15/29, (1-day SOFR + 1.218%)(a)(b)	365	335,801
2.59%, 01/20/28, (1-day SOFR + 1.228%)(a)(b)	570	550,373
3.05%, 01/13/31, (1-day SOFR + 1.507%)(a)(b)	600	550,930
3.50%, 11/16/27(b)	565	549,459
4.38%, 03/01/33, (5-year USD Swap + 1.483%)(a)(b)	470	456,137
4.40%, 08/14/28(b)	600	594,589
4.63%, 03/13/27(b)	515	513,708
5.13%, 01/13/29, (1-year CMT + 1.450%)(a)(b)	575	583,344
5.18%, 01/09/30, (1-day SOFR + 1.520%)(a)(b)	565	572,699
5.20%, 01/10/30, (3-mo. CME Term SOFR + 2.829%)(a)(b)	260	262,794
5.28%, 11/19/30, (1-day SOFR + 1.280%)(a)(b)	920	930,696
5.34%, 06/12/29, (1-year CMT + 1.500%)(a)(b)	570	581,660
5.50%, 05/20/30, (1-day SOFR + 1.590%)(a)(b)	405	413,548
BOS Funding Ltd., 7.00%, 03/14/28(e)	400	414,162
Boubyan Sukuk Ltd., 3.39%, 03/29/27(e)	200	195,694
Boubyan Tier 1 Sukuk Ltd., 3.95%, (5-year USD Swap + 2.896%)(a)(e)(g)	200	193,256
BPCE SA
2.05%, 10/19/27, (1-day SOFR + 1.087%)(a)(b)	320	307,938
2.70%, 10/01/29(b)	310	285,354
3.50%, 10/23/27(b)	425	413,583
4.63%, 09/12/28(b)	250	249,091
4.75%, 07/19/27(b)	250	251,884
5.13%, 01/18/28(b)	300	304,953
5.20%, 01/18/27(b)	250	253,422
5.28%, 05/30/29(b)	330	337,749
5.72%, 01/18/30, (1-year CMT + 1.959%)(a)(b)	285	291,641
5.88%, 01/14/31, (1-day SOFR + 1.680%)(a)(b)	400	412,082
6.61%, 10/19/27, (1-day SOFR + 1.980%)(a)(b)	305	312,985
6.71%, 10/19/29, (1-day SOFR + 2.270%)(a)(b)	390	412,133
BSF Finance, 5.50%, 11/23/27(e)	200	203,627
BSF Sukuk Co. Ltd., 5.38%, 01/21/30(e)	200	204,133
BSF Sukuk Ltd., 5.00%, 01/25/29(e)	200	201,778
Burgan Bank SAK, 2.75%, 12/15/31, (5-year CMT + 2.229%)(a)(e)	200	188,078
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
CaixaBank SA
5.67%, 03/15/30, (1-day SOFR Index + 1.780%)(a)(b)	$245	$252,876
6.21%, 01/18/29, (1-day SOFR + 2.700%)(a)(b)	380	395,104
6.68%, 09/13/27, (1-day SOFR + 2.080%)(a)(b)	275	282,021
Canadian Imperial Bank of Commerce
1.25%, 06/22/26	284	274,602
3.45%, 04/07/27	440	433,283
4.51%, 09/11/27, (1-day SOFR + 0.930%)(a)	225	225,198
4.63%, 09/11/30, (1-day SOFR + 1.335%)(a)	230	229,212
4.86%, 01/13/28, (1-day SOFR + 0.720%)(a)	275	276,901
4.86%, 03/30/29, (1-day SOFR + 1.03%)(a)	400	403,599
5.00%, 04/28/28	335	341,710
5.24%, 06/28/27	430	437,700
5.25%, 01/13/31, (1-day SOFR + 1.105%)(a)	265	270,289
5.26%, 04/08/29	315	323,110
5.62%, 07/17/26	100	101,484
5.93%, 10/02/26	215	219,562
5.99%, 10/03/28	185	193,879
CBQ Finance Ltd.
2.00%, 05/12/26(e)	200	194,069
5.38%, 03/28/29(e)	200	204,468
China CITIC Bank International Ltd., 6.00%, 12/05/33, (5-year CMT + 1.650%)(a)(e)	250	261,650
China Construction Bank Asia Corp. Ltd., 5.71%, , (5-year CMT + 1.550%)(a)(e)(g)	250	258,650
China Construction Bank Corp., 2.85%, 01/21/32, (5-year CMT + 1.400%)(a)(e)	1,000	974,547
China Construction Bank Corp/Dubai, 5.00%, 11/30/26, (1-day SOFR Index + 0.650%)(a)(e)	200	200,379
China Construction Bank Corp/Hong Kong, 4.88%, 07/16/27, (1-day SOFR Index + 0.550%)(a)(e)	400	399,885
China Development Bank
3.00%, 06/01/26(e)	400	395,824
3.38%, 01/24/27(e)	200	198,372
China Merchants Bank Co. Ltd./Luxembourg Branch, 1.25%, 09/01/26(e)	200	192,432
CIMB Bank Bhd, 2.13%, 07/20/27(e)	200	191,246
Citibank NA
4.84%, 08/06/29	585	595,414
4.88%, 11/19/27, (1-day SOFR + 0.712%)(a)	565	568,825
4.93%, 08/06/26	265	267,252
5.49%, 12/04/26	560	570,717
5.80%, 09/29/28	805	842,497
Citigroup Inc.
1.46%, 06/09/27, (1-day SOFR + 0.770%)(a)	935	902,940
2.67%, 01/29/31, (1-day SOFR + 1.146%)(a)	700	635,374
2.98%, 11/05/30, (1-day SOFR + 1.422%)(a)	650	602,813
3.07%, 02/24/28, (1-day SOFR + 1.280%)(a)	920	896,891
3.20%, 10/21/26	985	968,997
3.40%, 05/01/26	445	440,749
3.52%, 10/27/28, (3-mo. CME Term SOFR + 1.413%)(a)	805	784,984
3.67%, 07/24/28, (3-mo. CME Term SOFR + 1.652%)(a)	880	863,376
3.89%, 01/10/28, (3-mo. CME Term SOFR + 1.825%)(a)	850	840,971
3.98%, 03/20/30, (3-mo. CME Term SOFR + 1.600%)(a)	815	792,832
4.08%, 04/23/29, (3-mo. CME Term SOFR + 1.454%)(a)	770	761,125
Security	Par (000)	Value
Banks (continued)
4.13%, 07/25/28	$195	$192,699
4.30%, 11/20/26	335	334,027
4.41%, 03/31/31, (1-day SOFR + 3.914%)(a)	1,150	1,128,936
4.45%, 09/29/27	1,270	1,266,249
4.54%, 09/19/30, (1-day SOFR + 1.338%)(a)	875	866,210
4.66%, 05/24/28, (1-day SOFR + 1.887%)(a)	605	606,935
4.79%, 03/04/29, (1-day SOFR + 0.870%)(a)	700	703,467
5.17%, 02/13/30, (1-day SOFR + 1.364%)(a)	970	983,768
5.59%, 11/19/34, (5-year CMT + 1.280%)(a)	380	381,717
6.63%, 01/15/28	295	312,573
Citizens Bank NA, 4.58%, 08/09/28, (1-day SOFR + 2.000%)(a)	355	354,382
Citizens Financial Group Inc.
2.50%, 02/06/30	100	89,454
2.85%, 07/27/26	142	138,358
5.25%, 03/05/31, (1-day SOFR + 1.259%)(a)	265	265,174
5.84%, 01/23/30, (1-day SOFR + 2.010%)(a)	300	306,902
Comerica Inc.
4.00%, 02/01/29	295	282,603
5.98%, 01/30/30, (1-day SOFR + 2.155%)(a)	260	263,146
Commercial Bank of Dubai PSC
4.86%, 10/10/29(e)	200	200,684
5.32%, 06/14/28(e)	200	203,424
6.00%, (6-year CMT + 5.597%)(a)(e)(g)	200	199,776
Commercial Bank PSQC (The), 4.50%, (5-year CMT + 3.874%)(a)(e)(g)	200	196,233
Commonwealth Bank of Australia
1.13%, 06/15/26(b)	435	420,731
2.55%, 03/14/27(b)	315	306,566
2.63%, 09/06/26(b)	45	44,134
2.85%, 05/18/26(b)	280	276,279
3.15%, 09/19/27(b)	190	186,066
3.61%, 09/12/34, (5-year CMT + 2.050%)(a)(b)	305	285,798
3.90%, 03/16/28(b)	145	144,394
4.61%, 03/14/30(b)	350	354,940
Commonwealth Bank of Australia/New York
4.42%, 03/14/28	250	252,522
4.58%, 11/27/26	250	252,214
Cooperatieve Rabobank UA
1.98%, 12/15/27, (1-year CMT + 0.730%)(a)(b)	400	383,904
3.65%, 04/06/28, (1-year CMT + 1.220%)(a)(b)	400	393,743
4.66%, 08/22/28, (1-year CMT + 1.750%)(a)(b)	400	401,030
5.45%, 03/05/30, (1-year CMT + 1.120%)(a)(b)	250	257,303
5.56%, 02/28/29, (1-year CMT + 1.400%)(a)(b)	330	338,656
Cooperatieve Rabobank UA/New York
4.49%, 10/17/29	250	251,309
4.80%, 01/09/29	250	253,847
5.04%, 03/05/27	250	254,322
5.50%, 10/05/26	325	330,795
Cooperatieve Rabobank UA/NY, 4.88%, 01/21/28	350	356,583
Credit Agricole SA
2.02%, 01/11/27(b)	420	403,775
3.25%, 01/14/30(b)	300	277,031
4.00%, 01/10/33, (5-year USD Swap + 1.644%)(a)(b)	480	463,657
4.63%, 09/11/28, (1-day SOFR + 1.210%)(a)(b)	380	379,623
5.13%, 03/11/27(b)	250	253,911
5.23%, 01/09/29, (1-day SOFR + 1.130%)(a)(b)	250	253,628
5.30%, 07/12/28(b)	280	286,863
5.34%, 01/10/30, (1-day SOFR + 1.690%)(a)(b)	250	254,831
5.59%, 07/05/26(b)	500	506,823

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.32%, 10/03/29, (1-day SOFR + 1.860%)(a)(b)	$500	$524,670
Dah Sing Bank Ltd., 3.00%, 11/02/31, (5-year CMT + 1.950%)(a)(e)	250	240,864
Danske Bank A/S
1.55%, 09/10/27, (1-year CMT + 0.730%)(a)(b)	370	355,453
4.30%, 04/01/28, (1-year CMT + 1.750%)(a)(b)	440	437,132
4.38%, 06/12/28(b)	200	199,144
4.61%, 10/02/30, (1-year CMT + 1.100%)(a)(b)	200	198,213
5.43%, 03/01/28, (1-year CMT + 0.950%)(a)(b)	200	203,230
5.71%, 03/01/30, (1-year CMT + 1.400%)(a)(b)	405	417,983
Danske Bank AS, 5.02%, 03/04/31, (1-year CMT + 0.930%)(a)(b)	200	200,750
Deutsche Bank AG
5.52%, 09/01/28	300	306,287
5.58%, 09/01/26	300	305,183
Deutsche Bank AG/New York
2.31%, 11/16/27, (1-day SOFR + 1.219%)(a)	575	553,656
2.55%, 01/07/28, (1-day SOFR + 1.318%)(a)	440	424,014
4.88%, 12/01/32, (5-year USD ICE Swap + 2.553%)(a)	310	302,875
5.00%, 09/11/30, (1-day SOFR + 1.700%)(a)	450	450,517
5.37%, 09/09/27	255	261,170
5.41%, 05/10/29	190	195,756
5.71%, 02/08/28, (1-day SOFR + 1.594%)(a)	305	309,604
6.72%, 01/18/29, (1-day SOFR + 3.180%)(a)	470	492,603
6.82%, 11/20/29, (1-day SOFR + 2.510%)(a)	435	462,071
7.15%, 07/13/27, (1-day SOFR + 2.520%)(a)	305	312,919
Series ., 5.37%, 01/10/29, (1-day SOFR + 1.210%)(a)	300	303,926
Development Bank of Kazakhstan JSC, 5.50%, 04/15/27(e)	200	200,973
DIB Sukuk Ltd.
1.96%, 06/22/26(e)	400	387,486
2.74%, 02/16/27(e)	400	386,221
4.80%, 08/16/28(e)	200	200,836
5.24%, 03/04/29(e)	200	202,835
5.49%, 11/30/27(e)	200	204,048
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (6-year CMT + 4.077%)(a)(e)(g)	200	196,406
DIB Tier 1 Sukuk 5 Ltd., 3.38%, (6-year CMT + 2.246%)(a)(e)(g)	200	191,386
Discover Bank
3.45%, 07/27/26	250	246,028
4.65%, 09/13/28	315	314,225
DNB Bank ASA
1.54%, 05/25/27, (1-year CMT + 0.720%)(a)(b)	400	388,124
4.85%, 11/05/30, (1-day SOFR + 1.050%)(a)(b)	230	232,179
Doha Finance Ltd.
5.25%, 03/12/29(e)	200	202,763
5.25%, 03/05/30(e)	200	203,071
Dukhan Tier 1 Sukuk Ltd., 3.95%, (5-year CMT + 3.081%)(a)(e)(g)	200	194,500
EI Sukuk Co. Ltd.
2.08%, 11/02/26(e)	200	191,980
5.43%, 05/28/29(e)	200	205,318
Emirates Development Bank PJSC, 1.64%, 06/15/26(e)	400	385,882
Emirates NBD Bank PJSC
4.25%, (6-year CMT + 3.155%)(a)(e)(g)	200	193,094
4.29%, 01/22/30(a)(e)	200	200,798
5.14%, 11/26/29(e)	200	203,853
Security	Par (000)	Value
Banks (continued)
5.63%, 10/21/27(e)	$200	$205,581
5.71%, 01/31/29, (1-day SOFR + 1.400%)(a)(e)	200	203,039
5.88%, 10/11/28(e)	200	207,892
6.13%, (6-year CMT + 5.702%)(a)(e)(g)	200	199,898
Fab Sukuk Co. Ltd.
4.58%, 01/17/28(e)	200	201,215
4.78%, 01/23/29(e)	200	201,644
Federation des Caisses Desjardins du Quebec
4.55%, 08/23/27(b)	230	231,177
5.25%, 04/26/29(b)	290	297,432
5.70%, 03/14/28(b)	265	273,991
Fifth Third Bancorp
1.71%, 11/01/27, (1-day SOFR + 0.685%)(a)	345	330,064
2.55%, 05/05/27	40	38,488
3.95%, 03/14/28	265	261,339
4.06%, 04/25/28, (1-day SOFR + 1.355%)(a)(c)	335	332,016
4.77%, 07/28/30, (1-day SOFR Index + 2.127%)(a)	315	314,210
4.90%, 09/06/30, (1-day SOFR + 1.486%)(a)	200	199,527
6.34%, 07/27/29, (1-day SOFR + 2.340%)(a)	345	361,558
6.36%, 10/27/28, (1-day SOFR Index + 2.192%)(a)	232	241,051
Fifth Third Bank NA
2.25%, 02/01/27	250	241,049
4.97%, 01/28/28, (1-day SOFR + 0.810%)(a)	250	251,422
First Abu Dhabi Bank PJSC
4.38%, 04/24/28(e)	200	199,769
4.50%, (5-year CMT + 4.138%)(a)(e)(g)	400	395,838
4.77%, 06/06/28(e)	200	201,623
5.00%, 02/28/29(e)	200	202,874
5.13%, 10/13/27(e)	200	203,119
5.32%, 01/22/30(a)(e)	400	402,175
5.37%, 07/22/29, (1-day SOFR + 1.050%)(a)(e)	200	200,998
5.51%, 01/29/29, (1-day SOFR + 1.200%)(a)(e)	200	200,344
5.80%, 01/16/35, (5-year CMT + 1.550%)(a)(e)	200	203,496
6.32%, 04/04/34, (5-year CMT + 1.700%)(a)(e)	400	411,948
First Citizens BancShares Inc./NC, 5.23%, 03/12/31, (1-day SOFR + 1.410%)(a)	140	138,811
First Horizon Corp., 5.51%, 03/07/31, (1-day SOFR + 1.766%)(a)	100	100,470
First-Citizens Bank & Trust Co., 6.13%, 03/09/28	45	46,461
FNB Corp./PA, 5.72%, 12/11/30, (1-day SOFR Index + 1.930%)(a)	135	134,664
Freedom Mortgage Corp.
6.63%, 01/15/27(b)	180	178,733
7.63%, 05/01/26(b)	150	149,660
12.00%, 10/01/28(b)	250	267,650
GFH Senior Sukuk Ltd., 7.50%, 11/06/29(e)	200	197,449
Goldman Sachs Bank USA/New York, 5.41%, 05/21/27, (1-day SOFR + 0.750%)(a)	570	575,312
Goldman Sachs Group Inc. (The)
1.54%, 09/10/27, (1-day SOFR + 0.818%)(a)	806	773,881
1.95%, 10/21/27, (1-day SOFR + 0.913%)(a)	1,475	1,420,964
2.60%, 02/07/30	600	547,566
2.64%, 02/24/28, (1-day SOFR + 1.114%)(a)	878	849,075
3.50%, 11/16/26	794	783,718
3.62%, 03/15/28, (1-day SOFR + 1.846%)(a)	955	939,732
3.69%, 06/05/28, (3-mo. CME Term SOFR + 1.772%)(a)	900	885,579
3.80%, 03/15/30	750	722,938
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.81%, 04/23/29, (3-mo. CME Term SOFR + 1.420%)(a)	$755	$740,554
3.85%, 01/26/27	919	911,368
4.22%, 05/01/29, (3-mo. CME Term SOFR + 1.563%)(a)	1,115	1,104,313
4.39%, 06/15/27, (1-day SOFR + 1.510%)(a)	405	404,306
4.48%, 08/23/28, (1-day SOFR + 1.725%)(a)	955	954,344
4.69%, 10/23/30, (1-day SOFR + 1.135%)(a)	1,060	1,057,475
4.94%, 04/23/28, (1-day SOFR + 1.319%)(a)	100	100,873
5.05%, 07/23/30, (1-day SOFR + 1.210%)(a)	840	849,407
5.21%, 01/28/31, (1-day SOFR + 1.078%)(a)	965	981,000
5.22%, 04/23/31, (1-day SOFR + 1.580%)(a)	1,050	1,069,380
5.73%, 04/25/30, (1-day SOFR +1.265%)(a)	670	694,500
5.95%, 01/15/27	228	234,228
6.48%, 10/24/29, (1-day SOFR + 1.770%)(a)	710	753,169
Grupo Aval Ltd., 4.38%, 02/04/30(e)	200	175,865
Gulf International Bank BSC, 5.75%, 06/05/29(e)	200	206,117
HDFC Bank Ltd.
5.18%, 02/15/29(e)	200	202,770
5.20%, 02/15/27(e)	200	201,865
HSBC Holdings PLC
2.01%, 09/22/28, (1-day SOFR + 1.732%)(a)	450	423,134
2.21%, 08/17/29, (1-day SOFR + 1.285%)(a)	705	650,805
2.25%, 11/22/27, (1-day SOFR + 1.100%)(a)	425	409,096
3.90%, 05/25/26	450	447,856
3.97%, 05/22/30, (3-mo. CME Term SOFR + 1.872%)(a)	935	903,453
4.04%, 03/13/28, (3-mo. CME Term SOFR + 1.808%)(a)	880	871,393
4.58%, 06/19/29, (3-mo. CME Term SOFR + 1.796%)(a)	885	881,277
4.76%, 06/09/28, (1-day SOFR + 2.110%)(a)	805	806,722
4.90%, 03/03/29, (1-day SOFR + 1.030%)(a)	600	602,747
4.95%, 03/31/30	600	606,401
5.13%, 11/19/28, (1-day SOFR + 1.040%)(a)	525	530,319
5.13%, 03/03/31, (1-day SOFR + 1.290%)(a)	410	413,110
5.21%, 08/11/28, (1-day SOFR + 2.610%)(a)	840	849,981
5.29%, 11/19/30, (1-day SOFR + 1.290%)(a)	745	756,540
5.55%, 03/04/30, (1-day SOFR + 1.460%)(a)	400	409,988
5.60%, 05/17/28, (1-day SOFR + 1.060%)(a)	550	559,635
5.89%, 08/14/27, (1-day SOFR + 1.570%)(a)	800	812,430
6.16%, 03/09/29, (1-day SOFR + 1.970%)(a)	730	757,055
7.39%, 11/03/28, (1-day SOFR + 3.350%)(a)	805	856,044
HSBC USA Inc., 5.29%, 03/04/27	205	208,856
Huntington Bancshares Inc./Ohio
2.55%, 02/04/30	250	225,492
4.44%, 08/04/28, (1-day SOFR + 1.970%)(a)	375	372,574
5.27%, 01/15/31, (1-day SOFR + 1.276%)(a)	365	367,659
6.21%, 08/21/29, (1-day SOFR + 2.020%)(a)	290	301,351
Huntington National Bank (The)
4.55%, 05/17/28, (1-day SOFR Index + 1.650%)(a)	275	274,362
4.87%, 04/12/28, (1-day SOFR + 0.720%)(a)	250	251,017
5.65%, 01/10/30	250	257,998
ICICI Bank Ltd./Dubai, 3.80%, 12/14/27(e)	200	196,111
Industrial & Commercial Bank of China Ltd., 3.20%, (5-year CMT + 2.368%)(a)(e)(g)	3,150	3,066,188
Industrial & Commercial Bank of China Ltd./Hong Kong, 1.63%, 10/28/26(e)	200	192,930
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	250	246,994
Security	Par (000)	Value
Banks (continued)
Industrial Bank Co. Ltd./Hong Kong, 4.92%, 08/14/27, (1-day SOFR Index + 0.560%)(a)(e)	$200	$199,880
ING Groep NV
3.95%, 03/29/27	460	456,371
4.02%, 03/28/28, (1-day SOFR + 1.830%)(a)	450	446,164
4.05%, 04/09/29	515	504,582
4.55%, 10/02/28	355	354,848
4.86%, 03/25/29, (1-day SOFR + 1.010%)(a)	200	201,307
5.07%, 03/25/31, (1-day SOFR Index + 1.230%)(a)	200	201,917
5.34%, 03/19/30, (1-day SOFR + 1.440%)(a)	395	403,637
6.08%, 09/11/27, (1-day SOFR + 1.560%)(a)	200	203,988
Intesa Sanpaolo SpA
3.88%, 01/12/28(b)	245	239,333
Series XR, 4.00%, 09/23/29(b)	200	193,151
Israel Discount Bank Ltd., 5.38%, 01/26/28(b)	200	200,199
Itau Unibanco Holding SA, 6.00%, 02/27/30(b)	400	405,296
JPMorgan Chase & Co.
1.47%, 09/22/27, (1-day SOFR + 0.765%)(a)	829	795,947
2.07%, 06/01/29, (1-day SOFR + 1.015%)(a)	725	676,291
2.18%, 06/01/28, (1-day SOFR + 1.890%)(a)	490	468,770
2.52%, 04/22/31, (1-day SOFR + 2.040%)(a)	850	769,634
2.74%, 10/15/30, (3-mo. CME Term SOFR + 1.510%)(a)	1,200	1,110,793
2.95%, 10/01/26	910	894,202
2.95%, 02/24/28, (1-day SOFR + 1.170%)(a)	500	487,154
3.20%, 06/15/26	430	425,793
3.51%, 01/23/29, (3-mo. CME Term SOFR + 1.207%)(a)	680	662,974
3.54%, 05/01/28, (3-mo. CME Term SOFR + 1.642%)(a)	767	753,038
3.63%, 12/01/27	355	349,520
3.70%, 05/06/30, (3-mo. CME Term SOFR + 1.422%)(a)	828	800,662
3.78%, 02/01/28, (3-mo. CME Term SOFR + 1.599%)(a)	905	895,282
4.01%, 04/23/29, (3-mo. CME Term SOFR + 1.382%)(a)	690	683,576
4.13%, 12/15/26	600	598,992
4.20%, 07/23/29, (3-mo. CME Term SOFR + 1.522%)(a)	805	798,730
4.25%, 10/01/27	185	185,592
4.32%, 04/26/28, (1-day SOFR + 1.560%)(a)	1,296	1,294,617
4.45%, 12/05/29, (3-mo. CME Term SOFR + 1.592%)(a)	840	839,111
4.49%, 03/24/31, (3-mo. CME Term SOFR + 3.790%)(a)	930	923,362
4.51%, 10/22/28, (1-day SOFR + 0.860%)(a)	600	601,667
4.57%, 06/14/30, (1-day SOFR + 1.750%)(a)	600	599,444
4.60%, 10/22/30, (1-day SOFR + 1.040%)(a)	785	783,716
4.85%, 07/25/28, (1-day SOFR + 1.990%)(a)	1,400	1,415,014
4.92%, 01/24/29, (1-day SOFR + 0.800%)(a)	730	740,236
4.98%, 07/22/28, (1-day SOFR + 0.930%)(a)	705	713,436
5.00%, 07/22/30, (1-day SOFR +1.125%)(a)	825	837,117
5.01%, 01/23/30, (1-day SOFR + 1.310%)(a)	735	747,226
5.04%, 01/23/28, (1-day SOFR + 1.190%)(a)	480	484,591
5.10%, 04/22/31, (1-day SOFR + 1.435%)(a)	745	758,802
5.14%, 01/24/31, (1-day SOFR + 1.010%)(a)	775	790,349
5.30%, 07/24/29, (1-day SOFR + 1.450%)(a)	765	784,047
5.57%, 04/22/28, (1-day SOFR + 0.930%)(a)	780	798,217
5.58%, 04/22/30, (1-day SOFR +1.160%)(a)	855	886,081

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
6.07%, 10/22/27, (1-day SOFR + 1.330%)(a)	$685	$702,142
6.09%, 10/23/29, (1-day SOFR + 1.570%)(a)	655	688,290
7.63%, 10/15/26	290	303,719
8.00%, 04/29/27	295	315,495
JPMorgan Chase Bank NA, 5.11%, 12/08/26	500	507,270
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31, (5-year CMT + 1.700%)(a)(e)	400	387,633
KBC Group NV
4.93%, 10/16/30, (1-year CMT + 1.070%)(a)(b)	295	297,422
5.80%, 01/19/29, (1-year CMT + 2.100%)(a)(b)	305	315,357
KEB Hana Bank
1.25%, 12/16/26(e)	200	190,609
3.25%, 03/30/27(e)	200	196,430
5.75%, 10/24/28(e)	200	209,295
KeyBank NA/Cleveland OH
4.39%, 12/14/27	250	248,978
5.85%, 11/15/27	430	441,858
KeyCorp
2.25%, 04/06/27	230	220,152
2.55%, 10/01/29	215	195,169
4.10%, 04/30/28	185	182,451
5.12%, 04/04/31, (1-day SOFR Index + 1.227%)(a)	200	199,726
KFH Sukuk Co.
5.01%, 01/17/29(e)	200	202,203
5.38%, 01/14/30(e)	200	204,728
Kodit Global the1st Securitization Specialty Co. Ltd., 4.95%, 05/25/26(e)	200	201,043
Kookmin Bank
1.38%, 05/06/26(e)	400	388,598
4.50%, 02/01/29(e)	200	197,804
5.25%, 05/08/29(e)	200	205,991
Korea Development Bank (The)
0.80%, 07/19/26	200	192,070
1.00%, 09/09/26	400	383,356
2.25%, 02/24/27	200	193,513
Kreditanstalt fuer Wiederaufbau
1.00%, 10/01/26	747	718,989
1.75%, 09/14/29	35	32,216
2.88%, 04/03/28	365	357,370
3.00%, 05/20/27	1,495	1,474,916
3.50%, 08/27/27	985	982,109
3.75%, 02/15/28	2,060	2,067,141
3.75%, 07/15/30	145	144,818
3.88%, 06/15/28	3,221	3,243,601
4.00%, 03/15/29	2,452	2,479,710
4.13%, 01/31/28	240	242,835
4.38%, 03/01/27	1,330	1,346,270
4.63%, 08/07/26	1,478	1,493,190
4.63%, 03/18/30	315	327,193
Series GLOB, 3.88%, 05/15/28	5	5,036
Landeskreditbank Baden-Wuerttemberg Foerderbank
1.38%, 10/12/28(e)	555	513,130
4.00%, 01/22/27(e)	120	120,400
4.38%, 02/15/28(e)	60	61,002
4.63%, 02/13/30(e)	10	10,312
Landwirtschaftliche Rentenbank
1.00%, 02/25/28(e)	230	213,795
1.75%, 07/27/26	440	429,137
1.75%, 01/14/27(e)	475	459,459
Security	Par (000)	Value
Banks (continued)
3.00%, 05/21/29(e)	$435	$423,090
3.88%, 09/28/27	162	162,864
3.88%, 06/14/28	1,310	1,318,609
4.63%, 04/17/29	176	181,999
Series 37, 2.50%, 11/15/27	1,257	1,222,665
LG Electronics Inc., 5.63%, 04/24/27(e)	200	203,964
Lloyds Banking Group PLC
1.63%, 05/11/27, (1-year CMT + 0.850%)(a)	505	489,458
3.57%, 11/07/28(a)	490	477,397
3.75%, 03/18/28, (1-year CMT + 1.800%)(a)	485	477,576
4.38%, 03/22/28	535	533,650
5.09%, 11/26/28, (1-year CMT + 0.850%)(a)	400	404,624
5.46%, 01/05/28, (1-year CMT + 1.375%)(a)	410	415,648
5.72%, 06/05/30, (1-year CMT + 1.070%)(a)	395	409,126
5.87%, 03/06/29, (1-year CMT + 1.700%)(a)	500	516,802
5.99%, 08/07/27, (1-year CMT + 1.480%)(a)	595	604,402
M&T Bank Corp.
4.55%, 08/16/28, (1-day SOFR Index + 1.780%)(a)	135	134,380
4.83%, 01/16/29, (1-day SOFR + 0.930%)(a)	100	100,112
7.41%, 10/30/29, (1-day SOFR + 2.800%)(a)	195	209,811
Macquarie Bank Ltd.
5.21%, 06/15/26(b)	115	116,222
5.27%, 07/02/27(b)	245	250,358
5.39%, 12/07/26(b)	315	320,596
Macquarie Group Ltd.
1.63%, 09/23/27, (1-day SOFR + 0.910%)(a)(b)	360	345,816
1.94%, 04/14/28, (1-day SOFR + 0.995%)(a)(b)	210	199,538
3.76%, 11/28/28(a)(b)	435	425,297
4.10%, 06/21/28, (1-day SOFR + 2.125%)(a)(b)	120	118,649
4.65%, 03/27/29(a)(b)	10	9,993
5.03%, 01/15/30(a)(b)	190	191,625
Manufacturers & Traders Trust Co., 4.70%, 01/27/28	460	461,632
Mashreqbank PSC, 7.88%, 02/24/33, (5-year CMT + 3.997%)(a)(e)	200	210,297
Metropolitan Bank & Trust Co., 5.38%, 03/06/29(e)	200	203,800
Mitsubishi UFJ Financial Group Inc.
1.54%, 07/20/27, (1-year CMT + 0.750%)(a)	815	786,888
1.64%, 10/13/27, (1-year CMT + 0.670%)(a)	515	494,314
2.34%, 01/19/28, (1-year CMT + 0.830%)(a)	375	361,615
2.56%, 02/25/30	350	318,354
2.76%, 09/13/26	200	195,891
3.20%, 07/18/29	500	473,049
3.29%, 07/25/27	135	132,163
3.68%, 02/22/27	445	440,341
3.74%, 03/07/29	400	390,075
3.96%, 03/02/28	400	396,057
4.05%, 09/11/28	300	297,059
4.08%, 04/19/28, (1-year CMT + 1.300%)(a)	350	347,465
5.02%, 07/20/28, (1-year CMT + 1.950%)(a)	480	485,268
5.16%, 04/24/31, (1-year CMT + 1.170%)(a)	200	203,540
5.20%, 01/16/31, (1-year CMT + 0.780%)(a)	320	326,063
5.24%, 04/19/29, (1-year CMT + 1.700%)(a)	200	203,976
5.26%, 04/17/30, (1-year CMT + 0.820%)(a)	200	204,278
5.35%, 09/13/28, (1-year CMT + 1.900%)(a)	390	397,826
5.42%, 02/22/29, (1-year CMT + 1.380%)(a)	390	399,707
5.48%, 02/22/31, (1-year CMT + 1.530%)(a)	200	206,040
Mizuho Financial Group Inc.
1.23%, 05/22/27, (1-year CMT + 0.670%)(a)	400	386,401
1.55%, 07/09/27, (1-year CMT + 0.750%)(a)	520	501,977
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.84%, 09/13/26	$200	$196,162
2.87%, 09/13/30, (3-mo. CME Term SOFR + 1.572%)(a)	200	185,155
3.15%, 07/16/30, (3-mo. CME Term SOFR + 1.392%)(a)	265	249,109
3.17%, 09/11/27	300	291,864
3.26%, 05/22/30, (1-year CMT + 1.250%)(a)	200	189,405
3.66%, 02/28/27	205	202,651
4.02%, 03/05/28	455	450,582
4.25%, 09/11/29, (3-mo. CME Term SOFR + 1.532%)(a)	315	311,547
5.38%, 05/26/30, (1-year CMT + 1.120%)(a)	205	209,802
5.38%, 07/10/30, (1-year CMT + 1.080%)(a)	200	204,491
5.41%, 09/13/28, (1-year CMT + 2.050%)(a)	300	306,079
5.67%, 05/27/29, (1-year CMT + 1.500%)(a)	200	206,213
5.78%, 07/06/29, (1-year CMT + 1.650%)(a)	430	445,117
Morgan Stanley
1.51%, 07/20/27, (1-day SOFR + 0.858%)(a)	865	835,163
1.59%, 05/04/27, (1-day SOFR + 0.879%)(a)	1,055	1,024,353
2.48%, 01/21/28, (1-day SOFR + 1.000%)(a)	845	816,543
2.70%, 01/22/31, (1-day SOFR + 1.143%)(a)	1,050	958,269
3.13%, 07/27/26	802	790,579
3.59%, 07/22/28(a)	955	934,515
3.62%, 04/01/31, (1-day SOFR + 3.120%)(a)	900	854,043
3.63%, 01/20/27	925	916,140
3.77%, 01/24/29, (3-mo. CME Term SOFR + 1.402%)(a)	975	957,523
3.95%, 04/23/27	774	767,510
4.21%, 04/20/28, (1-day SOFR + 1.610%)(a)	930	925,053
4.35%, 09/08/26	600	598,613
4.43%, 01/23/30, (3-mo. CME Term SOFR + 1.890%)(a)	940	933,045
4.65%, 10/18/30, (1-day SOFR + 1.100%)(a)	920	916,889
5.04%, 07/19/30, (1-day SOFR + 1.215%)(a)	730	738,055
5.12%, 02/01/29, (1-day SOFR + 1.730%)(a)	892	906,128
5.16%, 04/20/29, (1-day SOFR + 1.590%)(a)	925	941,965
5.17%, 01/16/30, (1-day SOFR + 1.450%)(a)	765	778,984
5.19%, 04/17/31, (1-day SOFR + 1.510%)(a)	1,000	1,017,747
5.23%, 01/15/31, (1-day SOFR + 1.108%)(a)	800	815,346
5.45%, 07/20/29, (1-day SOFR + 1.630%)(a)	670	687,231
5.65%, 04/13/28, (1-day SOFR +1.010%)(a)	475	485,222
5.66%, 04/18/30, (1-day SOFR + 1.260%)(a)	740	765,532
6.25%, 08/09/26	340	347,658
6.30%, 10/18/28, (1-day SOFR + 2.240%)(a)	486	506,294
6.41%, 11/01/29, (1-day SOFR + 1.830%)(a)	520	550,324
Series ., 4.99%, 04/12/29, (1-day SOFR + 1.380%)(a)	240	243,271
Morgan Stanley Bank NA
4.45%, 10/15/27, (1-day SOFR + 0.680%)(a)	550	550,737
4.95%, 01/14/28, (1-day SOFR + 1.080%)(a)	415	418,394
4.97%, 07/14/28, (1-day SOFR + 0.930%)(a)	500	504,556
5.02%, 01/12/29, (1-day SOFR + 0.906%)(a)	740	750,695
5.50%, 05/26/28, (1-day SOFR + 0.865%)(a)	500	509,766
5.88%, 10/30/26	500	511,807
Movida Europe SA, 7.85%, 04/11/29(e)	200	176,119
Nanyang Commercial Bank Ltd., 6.00%, 08/06/34, (5-year CMT + 2.100%)(a)(e)	250	254,127
National Australia Bank Ltd.
1.89%, 01/12/27(b)	465	448,569
3.93%, 08/02/34, (5-year CMT + 1.880%)(a)(b)	400	380,564
Security	Par (000)	Value
Banks (continued)
National Australia Bank Ltd./New York
2.50%, 07/12/26	$485	$476,179
3.91%, 06/09/27	485	484,175
4.50%, 10/26/27	375	378,160
4.79%, 01/10/29	250	254,629
4.90%, 06/13/28	340	347,705
4.90%, 01/14/30	250	256,391
4.94%, 01/12/28	310	316,264
5.09%, 06/11/27	250	255,033
National Bank of Canada
4.50%, 10/10/29	275	273,668
4.95%, 02/01/28, (1-day SOFR + 0.795%)(a)	410	413,007
5.60%, 07/02/27, (1-day SOFR + 1.036%)(a)	460	465,374
5.60%, 12/18/28	260	269,575
National Bank of Ras Al-Khaimah PSC, 5.38%, 07/25/29(e)	200	203,868
National Securities Clearing Corp.
4.90%, 06/26/29(b)	250	254,435
5.00%, 05/30/28(b)	250	255,435
5.10%, 11/21/27(b)	270	276,651
5.15%, 06/26/26(b)	250	253,292
NatWest Group PLC
1.64%, 06/14/27, (1-year CMT + 0.900%)(a)	515	497,875
3.07%, 05/22/28, (1-year CMT + 2.550%)(a)	300	291,138
4.45%, 05/08/30(a)	400	394,283
4.89%, 05/18/29(a)	555	558,428
4.96%, 08/15/30, (1-year CMT + 1.220%)(a)	395	396,879
5.08%, 01/27/30(a)	630	635,133
5.52%, 09/30/28, (1-year CMT + 2.270%)(a)	335	341,647
5.58%, 03/01/28, (1-year CMT + 1.100%)(a)	200	203,405
5.81%, 09/13/29, (1-year CMT + 1.950%)(a)	405	418,842
6.48%, 06/01/34, (5-year CMT + 2.200%)(a)	305	315,702
NatWest Markets PLC
1.60%, 09/29/26(b)	410	394,245
4.79%, 03/21/28(b)	300	302,071
5.02%, 03/21/30(b)	200	202,655
5.41%, 05/17/29(b)	235	241,406
5.42%, 05/17/27(b)	270	275,090
NBK SPC Ltd.
1.63%, 09/15/27, (1-day SOFR + 1.050%)(a)(e)	200	191,628
5.50%, 06/06/30, (1-day SOFR + 1.160%)(a)(e)	200	205,356
NBK Tier 1 Ltd., 3.63%, (6-year CMT + 2.875%)(a)(e)(g)	200	192,916
NCB Tier 1 Sukuk Ltd., 3.50%, (6-year CMT + 2.889%)(a)(e)(g)	400	385,751
NongHyup Bank
4.25%, 07/06/27(e)	200	200,164
4.88%, 07/03/28(e)	400	406,700
Nordea Bank Abp
1.50%, 09/30/26(b)	360	346,537
4.38%, 09/10/29(b)	200	199,582
4.63%, 09/13/33, (5-year USD Swap + 1.690%)(a)(b)	75	73,466
5.00%, 03/19/27(b)	210	212,900
5.38%, 09/22/27(b)	410	418,669
Norinchukin Bank (The)
1.28%, 09/22/26(b)	205	195,753
4.87%, 09/14/27(b)	210	210,993
5.09%, 10/16/29(b)	215	216,704
5.43%, 03/09/28(b)	200	203,982

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Northern Trust Corp.
3.15%, 05/03/29	$60	$57,596
3.38%, 05/08/32(a)	217	209,726
3.65%, 08/03/28	15	14,768
4.00%, 05/10/27	495	494,071
NRW Bank
3.88%, 05/26/26(e)	80	79,938
4.50%, 01/24/28(e)	64	65,206
4.63%, 03/08/27(e)	462	468,545
Oesterreichische Kontrollbank AG
3.63%, 09/09/27	255	254,707
3.75%, 09/05/29	306	305,279
4.13%, 01/18/29	510	516,794
4.25%, 03/01/28	300	304,566
4.50%, 01/24/30	360	370,272
4.75%, 05/21/27	670	683,151
5.00%, 10/23/26	225	228,891
OTP Bank Nyrt
7.50%, 05/25/27, (1-year CMT + 3.711%)(a)(e)	200	204,410
8.75%, 05/15/33, (5-year CMT + 5.060%)(a)(e)	200	211,577
Oversea-Chinese Banking Corp. Ltd.
4.60%, 06/15/32, (5-year CMT + 1.575%)(a)(e)	200	199,490
5.52%, 05/21/34, (5-year CMT + 1.030%)(a)(e)	200	205,402
PNC Bank NA
2.70%, 10/22/29	250	229,872
3.25%, 01/22/28	320	311,637
4.05%, 07/26/28	410	403,691
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26	260	249,972
2.55%, 01/22/30	595	543,540
2.60%, 07/23/26	280	274,275
3.15%, 05/19/27	365	356,394
3.45%, 04/23/29	455	439,734
5.10%, 07/23/27, (1-day SOFR + 0.796%)(a)	330	331,798
5.22%, 01/29/31, (1-day SOFR + 1.072%)(a)	395	404,147
5.30%, 01/21/28, (1-day SOFR + 1.342%)(a)	335	339,868
5.35%, 12/02/28, (1-day SOFR + 1.620%)(a)	496	506,378
5.49%, 05/14/30, (1-day SOFR + 1.198%)(a)	525	539,877
5.58%, 06/12/29, (1-day SOFR + 1.841%)(a)	787	811,383
6.62%, 10/20/27, (1-day SOFR Index + 1.730%)(a)	400	411,934
QIB Sukuk Ltd.
4.49%, 09/17/29(e)	200	198,933
5.58%, 11/22/28(e)	400	414,184
QIIB Senior Oryx Ltd., 5.25%, 01/24/29(e)	400	408,790
QNB Bank AS, 7.25%, 05/21/29(e)	200	204,540
QNB Finance Ltd.
2.75%, 02/12/27(e)	200	193,675
4.88%, 01/30/29(e)	400	403,661
5.56%, 04/02/29, (1-day SOFR + 1.200%)(a)	400	403,332
Regions Financial Corp.
1.80%, 08/12/28	55	50,172
5.72%, 06/06/30, (1-day SOFR +1.490%)(a)	165	168,640
Riyad T1 Sukuk Ltd., 5.50%, , (5-year CMT + 1.914%)(a)(e)(g)	200	195,550
Riyad Tier 1 Sukuk Ltd., 4.00%, (5-year CMT + 2.170%)(a)(e)(g)	200	192,066
Rizal Commercial Banking Corp., 5.50%, 01/18/29(e)	200	203,502
Royal Bank of Canada
1.15%, 07/14/26	350	337,845
Security	Par (000)	Value
Banks (continued)
1.40%, 11/02/26	$315	$302,704
2.05%, 01/21/27	240	232,113
3.63%, 05/04/27	330	326,839
4.24%, 08/03/27	455	455,836
4.51%, 10/18/27, (1-day SOFR Index + 0.720%)(a)	195	195,229
4.52%, 10/18/28, (1-day SOFR Index + 0.860%)(a)	175	175,348
4.65%, 10/18/30, (1-day SOFR Index + 1.080%)(a)	615	614,104
4.72%, 03/27/28, (1-day SOFR Index + 0.810%)(a)	350	352,264
4.88%, 01/19/27	280	283,432
4.90%, 01/12/28	289	293,912
4.95%, 02/01/29	200	203,837
4.97%, 01/24/29, (1-day SOFR + 0.830%)(a)	535	542,548
4.97%, 08/02/30, (1-day SOFR + 1.000%)(a)	425	430,410
4.97%, 05/02/31, (1-day SOFR Index + 1.130%)(a)	350	353,816
5.07%, 07/23/27, (1-day SOFR + 0.790%)(a)	360	362,938
5.15%, 02/04/31, (1-day SOFR + 1.030%)(a)	525	534,262
5.20%, 07/20/26	295	298,698
5.20%, 08/01/28	345	354,180
6.00%, 11/01/27	468	487,250
Santander Holdings USA Inc.
2.49%, 01/06/28, (1-day SOFR + 1.249%)(a)	476	456,562
3.24%, 10/05/26	300	293,565
4.40%, 07/13/27	375	372,371
5.35%, 09/06/30, (1-day SOFR + 1.940%)(a)	290	290,712
5.47%, 03/20/29, (1-day SOFR + 1.610%)(a)	205	205,807
5.74%, 03/20/31, (1-day SOFR + 1.878%)(a)	175	176,725
6.12%, 05/31/27, (1-day SOFR + 1.232%)(a)	150	151,652
6.17%, 01/09/30, (1-day SOFR + 2.500%)(a)	200	205,979
6.50%, 03/09/29, (1-day SOFR + 2.356%)(a)	355	368,218
6.57%, 06/12/29, (1-day SOFR + 2.700%)(a)	215	223,140
Santander U.K. Group Holdings PLC
1.67%, 06/14/27, (1-day SOFR + 0.989%)(a)	432	416,904
2.47%, 01/11/28, (1-day SOFR + 1.220%)(a)	465	446,998
3.82%, 11/03/28(a)	235	229,373
4.86%, 09/11/30, (1-day SOFR Index + 1.554%)(a)	340	337,147
6.53%, 01/10/29, (1-day SOFR + 2.600%)(a)	500	520,774
Security Bank Corp., 5.50%, 05/14/29(e)	200	204,655
Shanghai Commercial Bank Ltd., 6.38%, 02/28/33, (5-year CMT + 2.400%)(a)(e)	250	255,483
Shinhan Bank Co. Ltd.
1.38%, 10/21/26(e)	200	191,750
3.75%, 09/20/27(e)	200	196,179
4.00%, 04/23/29(e)	200	193,847
4.50%, 03/26/28(e)	400	398,041
Shinhan Financial Group Co. Ltd., 2.88%, (5-year CMT + 2.064%)(a)(e)(g)	200	193,084
Siam Commercial Bank PCL/Cayman Islands, 4.40%, 02/11/29(e)	200	197,988
SIB Sukuk Co. III Ltd., 5.20%, 02/26/30(e)	200	202,638
Skandinaviska Enskilda Banken AB
5.13%, 03/05/27(b)	205	208,299
5.38%, 03/05/29(b)	200	206,121
SNB Funding Ltd.
2.90%, 01/29/27(e)	200	193,809
5.54%, 07/11/29, (1-day SOFR + 1.200%)(a)(e)	200	199,954
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
SNB Sukuk Ltd.
2.34%, 01/19/27(e)	$400	$384,356
5.13%, 02/27/29(e)	200	202,794
Societe Generale SA
1.79%, 06/09/27, (1-year CMT + 1.000%)(a)(b)	470	454,623
2.80%, 01/19/28, (1-year CMT + 1.300%)(a)(b)	425	410,176
3.00%, 01/22/30(b)	365	335,423
4.00%, 01/12/27(b)	325	321,446
4.25%, 08/19/26(b)	225	222,954
4.68%, 06/15/27(b)	390	391,714
4.75%, 09/14/28(b)	620	622,917
5.25%, 02/19/27(b)	270	272,027
5.50%, 04/13/29, (1-year CMT + 1.200%)(a)(b)	300	304,718
5.52%, 01/19/28, (1-year CMT + 1.500%)(a)(b)	200	201,814
5.63%, 01/19/30, (1-year CMT + 1.750%)(a)(b)	200	204,049
6.45%, 01/10/29, (1-year CMT + 2.550%)(a)(b)	580	602,151
Standard Chartered Bank/New York, 4.85%, 12/03/27	250	252,841
Standard Chartered PLC
2.61%, 01/12/28, (1-year CMT + 1.180%)(a)(b)	655	631,526
4.30%, 02/19/27(b)	200	198,112
4.31%, 05/21/30(a)(b)	210	205,785
4.64%, 04/01/31, (1-year CMT + 3.850%)(a)(b)	600	590,792
4.87%, 03/15/33, (5-year USD ICE Swap + 1.970%)(a)(b)	100	98,870
5.01%, 10/15/30, (1-year CMT + 1.150%)(a)(b)	525	527,577
5.55%, 01/21/29, (1-year CMT + 1.050%)(a)(b)	200	203,759
5.69%, 05/14/28, (1-year CMT + 1.050%)(a)(b)	295	300,199
6.19%, 07/06/27, (1-year CMT + 1.850%)(a)(b)	505	512,997
6.30%, 01/09/29, (1-year CMT + 2.450%)(a)(b)	600	622,766
6.75%, 02/08/28, (1-year CMT + 1.850%)(a)(b)	200	206,798
7.02%, 02/08/30, (1-year CMT + 2.200%)(a)(b)	200	214,758
7.77%, 11/16/28, (1-year CMT + 3.450%)(a)(b)	230	246,258
State Bank of India/London
1.80%, 07/13/26(e)	400	386,939
5.00%, 01/17/29(e)	200	201,643
5.13%, 11/25/29(e)	200	202,618
State Street Bank & Trust Co.
4.59%, 11/25/26	250	252,207
4.78%, 11/23/29	255	259,259
State Street Corp.
1.68%, 11/18/27, (1-day SOFR + 0.560%)(a)	255	244,679
2.20%, 02/07/28, (1-day SOFR + 0.730%)(a)	245	236,092
2.40%, 01/24/30	225	207,069
2.65%, 05/19/26	235	231,490
3.03%, 11/01/34, (1-day SOFR + 1.490%)(a)	175	159,780
4.14%, 12/03/29, (3-mo. CME Term SOFR + 1.292%)(a)	165	163,546
4.33%, 10/22/27	385	386,847
4.53%, 02/20/29, (1-day SOFR + 1.018%)(a)	325	326,720
4.54%, 02/28/28	275	277,884
4.54%, 04/24/28, (1-day SOFR + 0.950%)(a)	90	90,639
4.73%, 02/28/30	265	268,123
4.83%, 04/24/30	225	228,289
4.99%, 03/18/27	305	309,572
5.27%, 08/03/26	360	364,835
5.68%, 11/21/29, (1-day SOFR + 1.484%)(a)	300	312,255
5.82%, 11/04/28, (1-day SOFR + 1.715%)(a)	200	207,469
Sumitomo Mitsui Financial Group Inc.
1.40%, 09/17/26	755	725,701
1.90%, 09/17/28	710	654,490
Security	Par (000)	Value
Banks (continued)
2.17%, 01/14/27	$315	$303,842
2.47%, 01/14/29	200	186,227
2.63%, 07/14/26	825	808,931
2.72%, 09/27/29	200	184,836
2.75%, 01/15/30	475	436,986
3.01%, 10/19/26	200	196,319
3.04%, 07/16/29	690	649,412
3.35%, 10/18/27	147	143,788
3.36%, 07/12/27	775	760,842
3.45%, 01/11/27	245	241,775
3.54%, 01/17/28	140	137,235
3.94%, 07/19/28	200	197,758
4.31%, 10/16/28	270	269,330
5.24%, 04/15/30	250	256,189
5.32%, 07/09/29	200	205,324
5.52%, 01/13/28	710	731,090
5.71%, 01/13/30	400	417,414
5.72%, 09/14/28	410	426,119
5.80%, 07/13/28	200	208,188
5.88%, 07/13/26	200	203,551
Sumitomo Mitsui Trust Bank Ltd.
1.35%, 09/16/26(b)	275	264,209
2.80%, 03/10/27(b)	210	204,496
4.45%, 09/10/27(b)	200	200,555
4.50%, 03/13/28(b)	200	200,818
4.50%, 09/10/29(b)	200	199,886
4.70%, 03/13/30(b)	485	488,406
4.95%, 09/15/27(b)	230	232,944
5.20%, 03/07/27(b)	210	213,330
5.20%, 03/07/29(b)	200	204,911
5.50%, 03/09/28(b)	200	205,935
5.55%, 09/14/28(b)	200	207,097
5.65%, 09/14/26(b)	200	203,489
Svenska Handelsbanken AB
1.42%, 06/11/27, (1-year CMT + 0.630%)(a)(b)	310	299,667
3.95%, 06/10/27(b)	265	263,672
5.13%, 05/28/27(b)	250	254,704
5.50%, 06/15/28(b)	345	355,219
Swedbank AB
1.54%, 11/16/26(b)	410	393,723
5.00%, 11/20/29(b)	200	204,036
5.34%, 09/20/27(b)	265	269,988
5.41%, 03/14/29(b)	200	205,795
5.47%, 06/15/26(b)	200	202,761
6.14%, 09/12/26(b)	200	204,706
Synchrony Bank, 5.63%, 08/23/27	315	318,325
Synovus Bank, 5.63%, 02/15/28	250	250,838
Synovus Financial Corp., 6.17%, 11/01/30, (1-day SOFR +2.347%)(a)	100	100,763
TC Ziraat Bankasi AS
7.25%, 02/04/30(e)	200	197,380
8.00%, 01/16/29(e)	200	203,554
8.99%, 08/02/34, (5-year CMT + 4.327%)(a)(e)	200	203,229
9.50%, 08/01/26(e)	200	207,868
Texas Capital Bancshares Inc., 4.00%, 05/06/31, (5-year CMT + 3.150%)(a)	135	128,809
Toronto-Dominion Bank (The)
1.20%, 06/03/26	485	469,250
1.25%, 09/10/26	555	533,029
1.95%, 01/12/27	240	230,990
2.80%, 03/10/27	454	441,751

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
3.63%, 09/15/31, (5-year USD Swap + 2.205%)(a)	$230	$225,429
4.11%, 06/08/27	560	557,689
4.57%, 12/17/26	450	451,749
4.69%, 09/15/27	560	564,925
4.78%, 12/17/29	290	292,774
4.86%, 01/31/28	375	380,292
4.98%, 04/05/27	250	253,030
4.99%, 04/05/29	255	260,216
5.15%, 09/10/34, (5-year CMT + 1.500%)(a)	300	298,384
5.16%, 01/10/28	410	418,578
5.26%, 12/11/26	100	101,444
5.52%, 07/17/28	315	326,293
5.53%, 07/17/26	635	643,719
Truist Bank, 2.25%, 03/11/30	380	334,697
Truist Financial Corp.
1.13%, 08/03/27	200	186,651
1.89%, 06/07/29, (1-day SOFR + 0.862%)(a)	325	299,828
3.88%, 03/19/29	130	125,637
4.12%, 06/06/28, (1-day SOFR + 1.368%)(a)	400	397,885
4.87%, 01/26/29, (1-day SOFR + 1.435%)(a)	630	634,312
5.44%, 01/24/30, (1-day SOFR + 1.620%)(a)	675	689,554
6.05%, 06/08/27, (1-day SOFR + 2.050%)(a)	540	548,871
7.16%, 10/30/29, (1-day SOFR + 2.446%)(a)	470	507,500
Turkiye Garanti Bankasi AS
8.13%, 01/03/35, (5-year CMT + 3.836%)(a)(e)	200	196,956
8.38%, 02/28/34, (5-year CMT + 4.090%)(a)(e)	200	199,354
Turkiye Is Bankasi AS, 7.75%, 06/12/29(e)	200	201,890
Turkiye Vakiflar Bankasi TAO
6.88%, 01/07/30(e)	200	194,007
8.99%, 10/05/34, (5-year CMT + 4.669%)(a)(e)	200	202,564
9.00%, 10/12/28(e)	200	210,010
U.S. Bancorp
2.22%, 01/27/28, (1-day SOFR + 0.730%)(a)	510	490,583
3.00%, 07/30/29	305	285,192
3.90%, 04/26/28	80	79,499
4.55%, 07/22/28, (1-day SOFR + 1.660%)(a)	830	831,989
4.65%, 02/01/29, (1-day SOFR + 1.230%)(a)	515	516,645
5.05%, 02/12/31, (1-day SOFR + 1.061%)(a)	230	232,732
5.10%, 07/23/30, (1-day SOFR + 1.250%)(a)	370	375,774
5.38%, 01/23/30, (1-day SOFR + 1.560%)(a)	410	419,739
5.78%, 06/12/29, (1-day SOFR + 2.020%)(a)	670	692,939
6.79%, 10/26/27, (1-day SOFR + 1.880%)(a)	185	191,187
Series V, 2.38%, 07/22/26	120	117,620
Series X, 3.15%, 04/27/27	385	377,755
U.S. Bank NA/Cincinnati OH, 4.51%, 10/22/27, (1-day SOFR + 0.690%)(a)	515	515,242
UBS AG/London
1.25%, 06/01/26	305	295,454
5.65%, 09/11/28	255	265,025
UBS AG/Stamford CT
1.25%, 08/07/26	567	545,541
4.86%, 01/10/28, (1-day SOFR + 0.720%)(a)	430	432,641
5.00%, 07/09/27	420	426,430
7.50%, 02/15/28	905	979,060
UBS Group AG
1.49%, 08/10/27, (1-year CMT + 0.850%)(a)(b)	640	614,529
3.13%, 08/13/30(a)(b)	420	392,843
3.87%, 01/12/29(a)(b)	730	715,430
4.19%, 04/01/31, (1-day SOFR + 3.730%)(a)(b)	400	387,784
4.25%, 03/23/28(b)	510	504,816
Security	Par (000)	Value
Banks (continued)
4.28%, 01/09/28(b)	$1,180	$1,169,313
4.70%, 08/05/27, (1-year CMT + 2.050%)(a)(b)	545	544,817
4.75%, 05/12/28, (1-year CMT + 1.750%)(a)(b)	405	405,901
5.43%, 02/08/30, (1-year CMT + 1.520%)(a)(b)	915	935,763
5.62%, 09/13/30, (1-year USD ICE Swap + 1.340%)(a)(b)	420	432,557
6.25%, 09/22/29, (1-year CMT + 1.800%)(a)(b)	980	1,027,312
6.33%, 12/22/27, (1-year CMT + 1.600%)(a)(b)	390	400,430
6.44%, 08/11/28, (1-day SOFR + 3.700%)(a)(b)	545	565,917
UniCredit SpA
1.98%, 06/03/27, (1-year CMT + 1.200%)(a)(b)	285	276,049
4.63%, 04/12/27(b)	70	69,874
5.86%, 06/19/32, (5-year USD ICE Swap + 3.703%)(a)(b)	330	330,990
7.30%, 04/02/34, (5-year USD ICE Swap + 4.914%)(a)(b)	350	365,955
United Overseas Bank Ltd.
2.00%, 10/14/31, (5-year CMT + 1.230%)(a)(b)	200	192,613
3.86%, 10/07/32, (5-year CMT + 1.450%)(a)(b)	200	196,172
Valley National Bancorp., 3.00%, 06/15/31, (3-mo. CME Term SOFR + 2.360%)(a)	95	86,275
Wachovia Corp., 7.57%, 08/01/26(h)	125	129,670
Warba Sukuk Ltd., 5.35%, 07/10/29(e)	200	203,558
Wells Fargo & Co.
2.39%, 06/02/28, (1-day SOFR + 2.100%)(a)	970	929,582
2.57%, 02/11/31, (3-mo. CME Term SOFR + 1.262%)(a)	930	841,442
2.88%, 10/30/30, (3-mo. CME Term SOFR + 1.432%)(a)	1,085	1,005,575
3.00%, 10/23/26	1,130	1,108,999
3.20%, 06/17/27, (3-mo. CME Term SOFR + 1.432%)(a)	705	695,183
3.53%, 03/24/28, (1-day SOFR + 1.510%)(a)	1,225	1,204,262
3.58%, 05/22/28, (3-mo. CME Term SOFR + 1.572%)(a)	845	829,706
4.10%, 06/03/26	737	734,529
4.15%, 01/24/29	850	840,946
4.30%, 07/22/27	710	709,476
4.48%, 04/04/31, (3-mo. CME Term SOFR + 4.032%)(a)	750	739,787
4.81%, 07/25/28, (1-day SOFR + 1.980%)(a)	924	929,856
4.97%, 04/23/29, (1-day SOFR + 1.370%)(a)	925	936,545
5.15%, 04/23/31, (1-day SOFR + 1.500%)(a)	925	939,490
5.20%, 01/23/30, (1-day SOFR + 1.500%)(a)	880	897,846
5.24%, 01/24/31, (1-day SOFR + 1.110%)(a)	985	1,005,141
5.57%, 07/25/29, (1-day SOFR + 1.740%)(a)	1,330	1,368,554
5.71%, 04/22/28, (1-day SOFR +1.070%)(a)	1,045	1,068,315
6.30%, 10/23/29, (1-day SOFR + 1.790%)(a)	850	897,461
Series B, 7.95%, 11/15/29	90	101,271
Series W, 4.90%, 01/24/28, (1-day SOFR + 0.780%)(a)	800	805,202
Wells Fargo Bank NA
5.25%, 12/11/26	500	507,633
5.45%, 08/07/26	670	679,689
Western Alliance Bancorp, 3.00%, 06/15/31, (3-mo. CME Term SOFR + 2.250%)(a)	190	174,622
Westpac Banking Corp.
1.15%, 06/03/26	525	508,490
1.95%, 11/20/28	400	371,225
2.65%, 01/16/30	200	185,944
2.70%, 08/19/26	290	284,935
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
2.85%, 05/13/26	$460	$454,085
3.35%, 03/08/27	360	355,967
3.40%, 01/25/28	350	343,990
4.04%, 08/26/27	360	360,282
4.11%, 07/24/34, (5-year CMT + 2.000%)(a)	350	334,549
4.32%, 11/23/31, (5-year USD ICE Swap + 2.236%)(a)	470	466,216
4.60%, 10/20/26	150	151,215
5.05%, 04/16/29	265	272,624
5.46%, 11/18/27	392	405,117
5.54%, 11/17/28	325	339,905
Westpac New Zealand Ltd.
4.90%, 02/15/28(b)	205	207,832
4.94%, 02/27/30(b)	200	203,116
5.13%, 02/26/27(b)	200	202,858
5.20%, 02/28/29(b)	200	204,587
Wintrust Financial Corp., 4.85%, 06/06/29	55	53,217
Woori Bank
2.00%, 01/20/27(e)	200	192,703
4.75%, 01/24/29(e)	200	201,881
4.88%, 01/26/28(e)	200	202,816
6.38%, (5-year CMT + 2.277%)(a)(e)(g)	200	198,912
Yapi ve Kredi Bankasi A/S
7.13%, 10/10/29(e)	200	197,072
9.25%, 10/16/28(e)	200	211,823
9.25%, 01/17/34, (5-year CMT + 5.278%)(a)(e)	400	408,501
		411,311,465
Beverages — 0.3%
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 06/29/28(e)	200	175,582
Anheuser-Busch InBev Worldwide Inc.
4.00%, 04/13/28	570	571,999
4.75%, 01/23/29	1,305	1,325,089
Bacardi Ltd./Bacardi-Martini BV, 5.25%, 01/15/29(b)	165	166,986
Bacardi-Martini BV, 5.55%, 02/01/30(b)	200	204,093
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29(e)	300	286,801
Coca-Cola Co. (The)
1.00%, 03/15/28	334	309,222
1.45%, 06/01/27	565	537,658
1.50%, 03/05/28	90	84,422
2.13%, 09/06/29	310	286,727
2.90%, 05/25/27	125	122,770
3.38%, 03/25/27	370	366,546
3.45%, 03/25/30	350	339,869
Coca-Cola Consolidated Inc., 5.25%, 06/01/29	160	164,302
Coca-Cola Europacific Partners PLC, 1.50%, 01/15/27(b)	205	195,326
Coca-Cola Femsa SAB de CV, 2.75%, 01/22/30	250	231,202
Coca-Cola Icecek A/S, 4.50%, 01/20/29(e)	200	190,180
Constellation Brands Inc.
3.15%, 08/01/29	300	282,246
3.50%, 05/09/27	225	220,698
3.60%, 02/15/28	365	355,997
3.70%, 12/06/26	55	54,356
4.35%, 05/09/27	299	298,367
4.65%, 11/15/28	100	100,259
4.80%, 01/15/29	185	186,164
4.80%, 05/01/30	75	75,139
Diageo Capital PLC
2.00%, 04/29/30	300	266,698
Security	Par (000)	Value
Beverages (continued)
2.38%, 10/24/29	$300	$276,547
3.88%, 05/18/28	125	123,609
5.30%, 10/24/27	330	337,962
5.38%, 10/05/26	210	213,198
Heineken NV, 3.50%, 01/29/28(b)	370	362,805
JDE Peet's NV, 1.38%, 01/15/27(b)	335	315,154
Keurig Dr Pepper Inc.
2.55%, 09/15/26	170	165,981
3.43%, 06/15/27	125	122,793
3.95%, 04/15/29	285	278,645
4.35%, 05/15/28	100	100,234
4.60%, 05/25/28	460	462,233
4.60%, 05/15/30	100	100,047
5.05%, 03/15/29	190	193,460
5.10%, 03/15/27	125	126,514
Molson Coors Beverage Co., 3.00%, 07/15/26	621	610,691
PepsiCo Inc.
2.38%, 10/06/26	70	68,483
2.63%, 03/19/27	30	29,317
2.63%, 07/29/29	300	282,844
2.75%, 03/19/30	440	411,074
3.00%, 10/15/27	415	405,392
3.60%, 02/18/28	310	307,635
4.40%, 02/07/27	175	176,549
4.45%, 02/07/28	175	177,121
4.45%, 05/15/28	245	248,734
4.50%, 07/17/29	255	259,319
4.60%, 02/07/30	300	305,339
5.13%, 11/10/26	245	248,851
7.00%, 03/01/29	145	159,950
Pepsico Singapore Financing I Pte Ltd.
4.55%, 02/16/29	175	176,989
4.65%, 02/16/27	165	166,727
Pernod Ricard International Finance LLC, 1.25%, 04/01/28(b)	150	137,569
Pernod Ricard SA, 3.25%, 06/08/26(b)	150	148,003
Primo Water Holdings Inc./Triton Water Holdings Inc.
4.38%, 04/30/29(b)	230	218,176
6.25%, 04/01/29(b)	235	233,937
Suntory Holdings Ltd., 5.12%, 06/11/29(b)	245	250,412
		15,600,992
Biotechnology — 0.2%
Amgen Inc.
1.65%, 08/15/28	445	408,917
2.20%, 02/21/27	590	568,952
2.45%, 02/21/30	375	341,022
2.60%, 08/19/26	482	472,136
3.00%, 02/22/29	515	489,697
3.20%, 11/02/27	165	160,978
4.05%, 08/18/29	385	378,610
5.15%, 03/02/28	1,175	1,200,680
5.25%, 03/02/30	850	873,949
Biocon Biologics Global PLC, 6.67%, 10/09/29(e)	200	179,863
Bio-Rad Laboratories Inc., 3.30%, 03/15/27	225	219,285
CSL Finance PLC, 3.85%, 04/27/27(b)	195	192,955
Emergent BioSolutions Inc., 3.88%, 08/15/28(b)	130	83,712
Gilead Sciences Inc.
1.20%, 10/01/27	255	238,269
2.95%, 03/01/27	505	495,487
4.80%, 11/15/29	185	188,269

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology (continued)
Illumina Inc.
4.65%, 09/09/26	$100	$100,003
5.75%, 12/13/27	125	127,764
Royalty Pharma PLC
1.75%, 09/02/27	217	203,574
5.15%, 09/02/29	180	181,897
		7,106,019
Building Materials — 0.2%
ACProducts Holdings Inc., 6.38%, 05/15/29(b)	165	57,750
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(b)	190	195,789
Builders FirstSource Inc., 5.00%, 03/01/30(b)	160	153,654
Camelot Return Merger Sub Inc., 8.75%, 08/01/28(b)	210	181,976
Carrier Global Corp.
2.49%, 02/15/27	375	363,922
2.72%, 02/15/30	610	563,379
Cemex SAB De CV, 5.13%, (5-year CMT + 4.534%)(a)(e)(g)	600	590,598
Cornerstone Building Brands Inc.
6.13%, 01/15/29(b)	115	77,172
9.50%, 08/15/29(b)	150	130,530
CP Atlas Buyer Inc., 7.00%, 12/01/28(b)(c)	180	148,702
CRH America Finance Inc.
3.40%, 05/09/27(b)	205	201,151
3.95%, 04/04/28(b)	230	227,281
CRH SMW Finance DAC
5.13%, 01/09/30	400	407,551
5.20%, 05/21/29	200	204,221
Fortune Brands Innovations Inc., 3.25%, 09/15/29	175	164,462
Griffon Corp., 5.75%, 03/01/28(c)	295	291,003
Holcim Finance U.S. LLC
4.60%, 04/07/27(b)	200	200,749
4.70%, 04/07/28(b)	50	50,349
4.95%, 04/07/30(b)	300	303,686
James Hardie International Finance DAC, 5.00%, 01/15/28(b)	70	68,138
Jeld-Wen Inc., 4.88%, 12/15/27(b)	120	110,747
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 5.50%, 04/19/29	200	206,808
Lennox International Inc.
1.70%, 08/01/27	185	173,726
5.50%, 09/15/28	215	220,738
Limak Cimento Sanayi ve Ticaret AS, 9.75%, 07/25/29(e)	200	195,491
Louisiana-Pacific Corp., 3.63%, 03/15/29(b)	125	116,727
Martin Marietta Materials Inc.
3.45%, 06/01/27	10	9,799
3.50%, 12/15/27	230	224,421
Series CB, 2.50%, 03/15/30	150	136,104
Masco Corp.
1.50%, 02/15/28	210	192,887
3.50%, 11/15/27	50	48,825
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 02/01/30(b)(c)	150	135,106
Mohawk Industries Inc., 5.85%, 09/18/28	220	227,978
New Enterprise Stone & Lime Co. Inc.
5.25%, 07/15/28(b)	205	198,951
9.75%, 07/15/28(b)	100	100,012
Oscar AcquisitionCo LLC/Oscar Finance Inc., 9.50%, 04/15/30(b)	180	163,841
Security	Par (000)	Value
Building Materials (continued)
Owens Corning
3.40%, 08/15/26	$185	$182,393
3.50%, 02/15/30	105	99,046
3.95%, 08/15/29	105	102,061
5.50%, 06/15/27	85	86,612
Sisecam U.K. PLC, 8.25%, 05/02/29(e)	200	200,583
Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28(b)	325	317,359
Standard Industries Inc./New York
4.75%, 01/15/28(b)	330	323,104
5.00%, 02/15/27(b)	270	268,063
Trane Technologies Financing Ltd., 3.80%, 03/21/29	170	166,602
Trane Technologies Global Holding Co. Ltd., 3.75%, 08/21/28	180	176,905
Vulcan Materials Co.
3.90%, 04/01/27	80	79,123
4.95%, 12/01/29	160	161,517
West China Cement Ltd., 4.95%, 07/08/26(e)	200	155,907
		9,363,499
Chemicals — 0.5%
Air Liquide Finance SA, 2.25%, 09/10/29(b)	240	222,410
Air Products and Chemicals Inc.
1.85%, 05/15/27	40	38,332
4.60%, 02/08/29	507	514,276
Albemarle Corp., 4.65%, 06/01/27	265	258,638
Alpek SAB de CV, 4.25%, 09/18/29(e)	200	186,240
ASP Unifrax Holdings Inc.
5.25%, 09/30/28(b)	5	2,145
7.10%, 09/30/29, (5.85% Cash and 1.25% PIK)(b)(f)	146	58,652
Axalta Coating Systems LLC, 3.38%, 02/15/29(b)	245	227,208
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27(b)	150	148,172
Bayport Polymers LLC, 4.74%, 04/14/27(b)	55	55,084
Braskem Idesa SAPI, 7.45%, 11/15/29(e)	200	154,322
Braskem Netherlands Finance BV
4.50%, 01/10/28(e)	400	359,713
4.50%, 01/31/30(e)	400	331,618
Cabot Corp., 4.00%, 07/01/29	65	62,865
Celanese U.S. Holdings LLC
1.40%, 08/05/26	115	109,702
6.42%, 07/15/27	399	402,115
6.50%, 04/15/30	225	219,685
6.58%, 07/15/29	205	206,809
6.60%, 11/15/28	385	388,913
CF Industries Inc., 4.50%, 12/01/26(b)	160	159,720
Chemours Co. (The)
4.63%, 11/15/29(b)	180	150,715
5.38%, 05/15/27	190	184,816
5.75%, 11/15/28(b)	255	230,934
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/26(b)	314	309,336
3.70%, 06/01/28(b)	25	24,530
4.75%, 05/15/30(b)	125	125,840
CNAC HK Finbridge Co. Ltd.
3.88%, 06/19/29(e)	200	192,330
4.13%, 07/19/27(e)	600	593,525
5.13%, 03/14/28(e)	600	605,205
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chemicals (continued)
Consolidated Energy Finance SA
5.63%, 10/15/28(b)	$170	$132,824
6.50%, 05/15/26(b)	70	67,657
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(b)	184	178,118
Dow Chemical Co. (The)
4.80%, 11/30/28	160	161,746
7.38%, 11/01/29	196	215,512
DuPont de Nemours Inc., 4.73%, 11/15/28	535	540,417
Eastman Chemical Co.
4.50%, 12/01/28	145	144,364
5.00%, 08/01/29	240	241,890
Ecolab Inc.
1.65%, 02/01/27	365	350,734
2.70%, 11/01/26	30	29,440
3.25%, 12/01/27	25	24,543
4.80%, 03/24/30	250	255,155
5.25%, 01/15/28(c)	355	366,478
Element Solutions Inc., 3.88%, 09/01/28(b)	275	260,356
FMC Corp.
3.20%, 10/01/26	25	24,430
3.45%, 10/01/29	155	142,418
5.15%, 05/18/26	185	185,264
GPD Companies Inc., 10.13%, 04/01/26(b)	155	139,949
Hanwha Totalenergies Petrochemical Co. Ltd., 5.50%, 07/18/29(e)	200	203,371
HB Fuller Co.
4.00%, 02/15/27	105	102,218
4.25%, 10/15/28(c)	90	85,127
Herens Holdco SARL, 4.75%, 05/15/28(b)	120	104,474
Huntsman International LLC, 4.50%, 05/01/29	220	207,362
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28(b)	155	155,040
INEOS Finance PLC
6.75%, 05/15/28(b)	150	147,803
7.50%, 04/15/29(b)	200	188,029
INEOS Quattro Finance 2 PLC, 9.63%, 03/15/29(b)	130	125,086
Ingevity Corp., 3.88%, 11/01/28(b)	180	166,601
Innophos Holdings Inc., 11.50%, 06/15/29(b)	151	152,532
International Flavors & Fragrances Inc.
1.83%, 10/15/27(b)	460	429,797
4.45%, 09/26/28	70	69,638
Kobe U.S. Midco 2 Inc., 9.25%, 11/01/26, (10.00% PIK)(b)(c)(f)	87	74,683
Kraton Corp., 5.00%, 07/15/27(e)	200	202,812
LG Chem Ltd., 1.38%, 07/07/26(e)	200	192,592
LYB Finance Co. BV, 8.10%, 03/15/27(b)	101	106,876
LYB International Finance II BV, 3.50%, 03/02/27	245	240,525
Ma'aden Sukuk Ltd., 5.25%, 02/13/30(e)	200	203,007
Mativ Holdings Inc., 8.00%, 10/01/29(b)(c)	105	86,139
MEGlobal BV
2.63%, 04/28/28(e)	200	187,528
4.25%, 11/03/26(e)	400	395,993
Methanex Corp.
5.13%, 10/15/27	220	215,460
5.25%, 12/15/29	205	194,512
Minerals Technologies Inc., 5.00%, 07/01/28(b)	120	115,798
Mosaic Co. (The)
4.05%, 11/15/27	225	222,382
5.38%, 11/15/28	177	181,043
NOVA Chemicals Corp., 9.00%, 02/15/30(b)	100	107,111
Security	Par (000)	Value
Chemicals (continued)
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30(b)	$100	$92,487
Nutrien Ltd.
4.00%, 12/15/26	35	34,730
4.20%, 04/01/29	250	246,974
4.50%, 03/12/27	125	125,359
4.90%, 03/27/28	205	207,927
5.20%, 06/21/27	215	218,262
Olin Corp.
5.00%, 02/01/30	150	140,912
5.63%, 08/01/29	200	194,045
Olympus Water U.S. Holding Corp.
4.25%, 10/01/28(b)	255	235,536
6.25%, 10/01/29(b)	150	137,998
7.13%, 10/01/27(b)	115	115,288
9.75%, 11/15/28(b)	505	527,779
Orbia Advance Corp. SAB de CV
1.88%, 05/11/26(e)	200	193,854
4.00%, 10/04/27(e)	200	193,341
PPG Industries Inc.
2.80%, 08/15/29	45	41,953
3.75%, 03/15/28	120	118,136
Rain Carbon Inc., 12.25%, 09/01/29(b)(c)	125	127,040
RPM International Inc.
3.75%, 03/15/27	145	142,903
4.55%, 03/01/29	100	99,280
SABIC Capital II BV, 4.50%, 10/10/28(e)	400	397,816
Sasol Financing USA LLC
4.38%, 09/18/26	200	191,529
6.50%, 09/27/28	200	185,671
8.75%, 05/03/29(e)	400	379,972
SCIH Salt Holdings Inc.
4.88%, 05/01/28(b)	365	350,026
6.63%, 05/01/29(b)	200	194,460
SCIL IV LLC/SCIL USA Holdings LLC, Class-H, 5.38%, 11/01/26(b)	275	271,471
Sherwin-Williams Co. (The)
2.95%, 08/15/29	250	234,027
3.45%, 06/01/27	520	510,706
4.55%, 03/01/28	10	10,052
SK Invictus Intermediate II SARL, 5.00%, 10/30/29(b)	200	187,722
SNF Group SACA
3.13%, 03/15/27(b)	150	142,807
3.38%, 03/15/30(b)	105	94,872
Sociedad Quimica y Minera de Chile SA, 4.25%, 05/07/29(e)	200	194,235
Solvay Finance America LLC, 5.65%, 06/04/29(b)	235	241,297
Trinseo Luxco Finance SPV SARL/Trinseo NA Finance SPV LLC, 7.63%, 05/03/29, (5.13% Cash and 2.50% PIK)(b)(f)	20	11,960
Tronox Inc., 4.63%, 03/15/29(b)	335	272,159
Vibrantz Technologies Inc., 9.00%, 02/15/30(b)(c)	230	175,811
Westlake Corp., 3.60%, 08/15/26	360	355,410
WR Grace Holdings LLC
4.88%, 06/15/27(b)	220	213,373
5.63%, 08/15/29(b)	350	310,272
Yara International ASA, 4.75%, 06/01/28(b)	350	348,738
YPF SA, 9.00%, 06/30/29(a)(e)(h)	200	204,658
		23,521,532

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Coal — 0.0%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 8.63%, 06/15/29(b)	$120	$123,880
Coronado Finance Pty Ltd., 9.25%, 10/01/29(b)	135	92,152
SunCoke Energy Inc., 4.88%, 06/30/29(b)	150	138,195
Warrior Met Coal Inc., 7.88%, 12/01/28(b)	45	45,515
		399,742
Commercial Services — 0.6%
Adani Ports & Special Economic Zone Ltd.
4.00%, 07/30/27(e)	200	188,015
4.20%, 08/04/27(e)	200	188,599
4.38%, 07/03/29(e)	200	180,378
ADT Security Corp. (The), 4.13%, 08/01/29(b)	275	259,475
Adtalem Global Education Inc., 5.50%, 03/01/28(b)	121	119,393
Albion Financing 1 SARL/Aggreko Holdings Inc., 6.13%, 10/15/26(b)	200	199,441
Albion Financing 2 SARL, 8.75%, 04/15/27(b)	135	136,112
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/29(b)	285	267,781
9.75%, 07/15/27(b)	305	305,882
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, 06/01/28(b)	640	613,877
Alta Equipment Group Inc., 9.00%, 06/01/29(b)(c)	150	126,161
AMN Healthcare Inc.
4.00%, 04/15/29(b)(c)	105	94,159
4.63%, 10/01/27(b)	175	167,493
APi Group DE Inc., 4.75%, 10/15/29(b)	50	47,094
Ashtead Capital Inc.
1.50%, 08/12/26(b)	225	216,261
4.00%, 05/01/28(b)	200	195,873
4.25%, 11/01/29(b)	115	111,013
4.38%, 08/15/27(b)	315	312,519
Automatic Data Processing Inc., 1.70%, 05/15/28	250	233,815
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
4.75%, 04/01/28(b)	160	148,951
5.38%, 03/01/29(b)	190	175,387
5.75%, 07/15/27(b)	135	131,581
5.75%, 07/15/27(b)	100	97,218
8.25%, 01/15/30(b)(c)	205	204,519
Belron U.K. Finance PLC, 5.75%, 10/15/29(b)	335	334,283
Block Financial LLC, 2.50%, 07/15/28	170	158,044
Block Inc., 2.75%, 06/01/26	330	322,071
Brink's Co. (The)
4.63%, 10/15/27(b)	225	221,526
6.50%, 06/15/29(b)	85	86,733
Carriage Services Inc., 4.25%, 05/15/29(b)	125	114,729
Champions Financing Inc., 8.75%, 02/15/29(b)(c)	180	158,484
Cintas Corp. No. 2
3.70%, 04/01/27	320	317,174
4.20%, 05/01/28	125	125,419
CK Hutchison International 23 Ltd., 4.75%, 04/21/28(b)	975	982,072
CMHI Finance BVI Co. Ltd.
4.00%, 06/01/27(e)	200	199,476
5.00%, 08/06/28(e)	200	204,331
CoreCivic Inc.
4.75%, 10/15/27	110	107,507
8.25%, 04/15/29	160	168,855
CPI CG Inc., 10.00%, 07/15/29(b)	100	107,287
Security	Par (000)	Value
Commercial Services (continued)
Dcli Bidco LLC, 7.75%, 11/15/29(b)	$145	$135,096
Deluxe Corp.
8.00%, 06/01/29(b)	140	128,821
8.13%, 09/15/29(b)	135	135,162
DP World Crescent Ltd.
3.75%, 01/30/30(e)	200	189,769
3.88%, 07/18/29(e)	200	192,275
4.85%, 09/26/28(e)	400	400,056
Element Fleet Management Corp.
5.04%, 03/25/30(b)	180	179,294
5.64%, 03/13/27(b)	105	106,837
6.27%, 06/26/26(b)	180	183,085
6.32%, 12/04/28(b)	280	294,627
Equifax Inc.
4.80%, 09/15/29	115	115,447
5.10%, 12/15/27	275	278,242
5.10%, 06/01/28	220	223,586
EquipmentShare.com Inc., 9.00%, 05/15/28(b)	350	356,419
ERAC USA Finance LLC
3.30%, 12/01/26(b)	260	256,050
4.60%, 05/01/28(b)	355	357,776
5.00%, 02/15/29(b)	275	279,580
Experian Finance PLC
2.75%, 03/08/30(b)	250	231,945
4.25%, 02/01/29(b)	205	204,045
Garda World Security Corp.
4.63%, 02/15/27(b)	180	176,810
6.00%, 06/01/29(b)	150	140,335
7.75%, 02/15/28(b)	125	129,044
GEO Group Inc. (The), 8.63%, 04/15/29	195	205,506
Global Payments Inc.
2.15%, 01/15/27	260	249,175
3.20%, 08/15/29	450	419,147
4.45%, 06/01/28	130	128,912
4.95%, 08/15/27	169	169,765
5.30%, 08/15/29	140	141,133
Graham Holdings Co., 5.75%, 06/01/26(b)	130	130,195
Grand Canyon University, 5.13%, 10/01/28	125	117,814
GXO Logistics Inc.
1.65%, 07/15/26	175	167,691
6.25%, 05/06/29	245	248,979
Herc Holdings Inc.
5.50%, 07/15/27(b)	400	395,605
6.63%, 06/15/29(b)	230	227,197
Hertz Corp. (The)
4.63%, 12/01/26(b)	160	133,793
5.00%, 12/01/29(b)(c)	300	187,170
12.63%, 07/15/29(b)	370	359,967
HPHT Finance 21 II Ltd., 1.50%, 09/17/26(e)	200	191,434
Korn Ferry, 4.63%, 12/15/27(b)	125	120,953
Matthews International Corp., 8.63%, 10/01/27(b)	100	103,647
Mavis Tire Express Services Topco Corp., 6.50%, 05/15/29(b)	220	203,077
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, 11/15/28(e)	200	205,322
Moody's Corp.
3.25%, 01/15/28	180	175,833
4.25%, 02/01/29	100	99,556
NESCO Holdings II Inc., 5.50%, 04/15/29(b)	275	249,291
OT Midco Inc., 10.00%, 02/15/30(b)	195	159,201
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Commercial Services (continued)
PayPal Holdings Inc.
2.65%, 10/01/26	$205	$201,222
2.85%, 10/01/29	400	375,743
3.90%, 06/01/27	265	263,764
4.45%, 03/06/28	75	75,830
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 06/15/29(b)	115	107,730
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27(b)	330	315,407
5.75%, 04/15/26(b)	205	204,876
6.25%, 01/15/28(b)	405	404,552
PROG Holdings Inc., 6.00%, 11/15/29(b)	175	161,202
Quanta Services Inc., 4.75%, 08/09/27	30	30,144
RELX Capital Inc.
4.00%, 03/18/29	260	257,055
4.75%, 03/27/30	275	278,186
Rentokil Terminix Funding LLC, 5.00%, 04/28/30(b)	200	199,668
RR Donnelley & Sons Co.
9.50%, 08/01/29(b)	325	310,240
10.88%, 08/01/29(b)	180	170,912
S&P Global Inc.
2.45%, 03/01/27	504	489,895
2.50%, 12/01/29	150	138,857
2.70%, 03/01/29	390	368,132
2.95%, 01/22/27	64	62,781
4.25%, 05/01/29	305	304,086
4.75%, 08/01/28	55	55,852
Service Corp. International/U.S.
4.63%, 12/15/27	185	182,151
5.13%, 06/01/29	225	222,859
7.50%, 04/01/27	55	56,597
Shanghai Port Group BVI Development Co. Ltd., 2.85%, 09/11/29(e)	200	189,522
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., 4.63%, 11/01/26(b)	160	157,900
Signal Parent Inc., 6.13%, 04/01/29(b)	90	48,272
Sotheby's, 7.38%, 10/15/27(b)	255	239,270
Sotheby's/Bidfair Holdings Inc., 5.88%, 06/01/29(b)	105	89,264
StoneMor Inc., 8.50%, 05/15/29(b)	125	112,748
Transurban Finance Co. Pty. Ltd., 3.38%, 03/22/27(b)	210	206,169
TriNet Group Inc., 3.50%, 03/01/29(b)	150	136,989
UL Solutions Inc., 6.50%, 10/20/28(b)	130	136,755
United Rentals North America Inc.
3.88%, 11/15/27	225	217,277
4.88%, 01/15/28	500	492,635
5.25%, 01/15/30	250	246,957
5.50%, 05/15/27	150	149,879
6.00%, 12/15/29(b)	350	354,707
Upbound Group Inc., 6.38%, 02/15/29(b)	165	155,811
Verisk Analytics Inc., 4.13%, 03/15/29	105	103,497
VM Consolidated Inc., 5.50%, 04/15/29(b)	100	96,552
WASH Multifamily Acquisition Inc., 5.75%, 04/15/26(b)	260	257,434
Williams Scotsman Inc.
4.63%, 08/15/28(b)	170	163,592
6.63%, 06/15/29(b)	150	152,225
6.63%, 04/15/30(b)	155	158,035
Wuhan Financial Holdings Group Co. Ltd., 5.40%, 11/05/27(e)	200	199,440
Security	Par (000)	Value
Commercial Services (continued)
ZipRecruiter Inc., 5.00%, 01/15/30(b)	$220	$184,312
		27,300,635
Computers — 0.5%
Accenture Capital Inc.
3.90%, 10/04/27	265	264,706
4.05%, 10/04/29	370	367,449
Ahead DB Holdings LLC, 6.63%, 05/01/28(b)	130	126,498
Apple Inc.
1.20%, 02/08/28	940	874,922
1.40%, 08/05/28	810	749,086
2.05%, 09/11/26	640	624,433
2.20%, 09/11/29	565	525,094
2.45%, 08/04/26	865	849,923
2.90%, 09/12/27	320	313,529
3.00%, 06/20/27	405	398,087
3.00%, 11/13/27	360	352,740
3.20%, 05/11/27	390	385,342
3.25%, 08/08/29	325	316,481
3.35%, 02/09/27	880	872,480
4.00%, 05/10/28	560	564,341
ASGN Inc., 4.63%, 05/15/28(b)	180	171,349
Booz Allen Hamilton Inc.
3.88%, 09/01/28(b)	143	137,425
4.00%, 07/01/29(b)	195	185,911
CA Magnum Holdings, 5.38%, 10/31/26(e)	400	390,860
CGI Inc.
1.45%, 09/14/26	45	43,173
4.95%, 03/14/30(b)	215	216,000
Conduent Business Services LLC/Conduent State & Local Solutions Inc., 6.00%, 11/01/29(b)	155	142,496
Crowdstrike Holdings Inc., 3.00%, 02/15/29	240	222,536
Dell Inc., 7.10%, 04/15/28	80	85,271
Dell International LLC/EMC Corp.
4.35%, 02/01/30	215	211,212
4.75%, 04/01/28	240	241,912
4.90%, 10/01/26	590	592,474
5.00%, 04/01/30	315	316,900
5.25%, 02/01/28	437	446,160
5.30%, 10/01/29	540	551,028
6.02%, 06/15/26	637	644,462
6.10%, 07/15/27(c)	140	144,516
Diebold Nixdorf Inc., 7.75%, 03/31/30(b)	280	291,726
DXC Technology Co.
1.80%, 09/15/26	235	225,571
2.38%, 09/15/28	175	160,324
Gartner Inc.
3.63%, 06/15/29(b)	200	187,664
4.50%, 07/01/28(b)	345	340,196
Genpact Luxembourg SARL/Genpact USA Inc., 6.00%, 06/04/29	125	129,399
Hewlett Packard Enterprise Co.
4.40%, 09/25/27	335	334,788
4.45%, 09/25/26	300	299,926
4.55%, 10/15/29	800	792,950
5.25%, 07/01/28	215	219,525
HP Inc.
3.00%, 06/17/27	335	324,254
4.00%, 04/15/29	355	344,311
4.75%, 01/15/28	345	346,287
5.40%, 04/25/30	100	100,955

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Computers (continued)
IBM International Capital Pte Ltd.
4.60%, 02/05/27	$180	$180,981
4.60%, 02/05/29	180	180,938
International Business Machines Corp.
1.70%, 05/15/27	120	114,243
2.20%, 02/09/27	353	340,767
3.30%, 05/15/26	955	944,751
3.30%, 01/27/27	125	123,044
3.50%, 05/15/29	935	904,907
4.15%, 07/27/27	305	304,577
4.50%, 02/06/28	435	438,860
4.65%, 02/10/28	235	237,817
6.22%, 08/01/27	40	41,758
Series .., 4.80%, 02/10/30	345	349,158
KBR Inc., 4.75%, 09/30/28(b)	75	71,122
Kyndryl Holdings Inc.
2.05%, 10/15/26	219	211,054
2.70%, 10/15/28	135	126,169
Lenovo Group Ltd., 5.83%, 01/27/28(e)	200	205,237
McAfee Corp., 7.38%, 02/15/30(b)	600	518,476
NCR Atleos Corp., 9.50%, 04/01/29(b)	425	457,654
NCR Voyix Corp.
5.00%, 10/01/28(b)	235	227,678
5.13%, 04/15/29(b)	119	114,610
NetApp Inc., 2.38%, 06/22/27	108	102,982
Science Applications International Corp., 4.88%, 04/01/28(b)	120	116,515
Seagate HDD Cayman
3.13%, 07/15/29	130	116,903
4.09%, 06/01/29	149	141,476
4.88%, 06/01/27	200	197,919
8.25%, 12/15/29	100	107,248
Unisys Corp., 6.88%, 11/01/27(b)	165	158,685
Virtusa Corp., 7.13%, 12/15/28(b)	135	128,466
Western Digital Corp.
2.85%, 02/01/29	190	173,392
4.75%, 02/15/26	81	80,406
Wipro IT Services LLC, 1.50%, 06/23/26(e)	200	193,344
		24,037,809
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.
3.10%, 08/15/27	160	157,604
4.20%, 05/01/30	135	135,627
4.60%, 03/01/28	100	102,325
Conopco Inc., Series E, 7.25%, 12/15/26	60	62,737
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29(b)	155	149,124
Edgewell Personal Care Co.
4.13%, 04/01/29(b)	150	140,453
5.50%, 06/01/28(b)	225	221,039
Estee Lauder Companies Inc. (The)
2.38%, 12/01/29	200	182,180
2.60%, 04/15/30	200	182,279
3.15%, 03/15/27	150	146,718
4.38%, 05/15/28	200	200,441
Haleon U.S. Capital LLC
3.38%, 03/24/27	705	693,968
3.38%, 03/24/29	265	254,902
Kenvue Inc.
5.00%, 03/22/30	250	257,864
5.05%, 03/22/28	400	411,571
Security	Par (000)	Value
Cosmetics & Personal Care (continued)
Oriflame Investment Holding PLC, 5.13%, 05/04/26(b)	$200	$41,949
Prestige Brands Inc., 5.13%, 01/15/28(b)	125	123,853
Procter & Gamble Co. (The)
1.90%, 02/01/27	245	237,376
2.45%, 11/03/26	120	117,564
2.80%, 03/25/27	335	328,437
2.85%, 08/11/27	215	210,258
3.00%, 03/25/30	400	381,875
3.95%, 01/26/28	300	302,552
4.05%, 05/01/30	225	225,613
4.15%, 10/24/29	505	509,728
4.35%, 01/29/29	205	208,377
Unilever Capital Corp.
2.00%, 07/28/26	250	244,225
2.13%, 09/06/29	240	221,145
2.90%, 05/05/27	290	284,051
3.50%, 03/22/28	415	409,523
4.25%, 08/12/27	100	100,498
4.88%, 09/08/28	305	313,302
		7,559,158
Distribution & Wholesale — 0.1%
American Builders & Contractors Supply Co. Inc.
3.88%, 11/15/29(b)	100	92,183
4.00%, 01/15/28(b)	175	169,099
BCPE Empire Holdings Inc., 7.63%, 05/01/27(b)	220	220,000
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28(b)	175	170,202
Ferguson Finance PLC, 4.50%, 10/24/28(b)	205	204,109
Fujian Zhanglong Group Co. Ltd., 6.70%, 09/02/26(e)	200	203,679
Gates Corp./DE, 6.88%, 07/01/29(b)	170	172,757
H&E Equipment Services Inc., 3.88%, 12/15/28(b)	375	373,688
LKQ Corp., 5.75%, 06/15/28	200	204,315
Mitsubishi Corp.
1.13%, 07/15/26(b)	420	404,594
5.00%, 07/05/28(b)	400	407,697
5.00%, 07/02/29(b)	245	250,354
Mitsui & Co. Ltd., 4.40%, 09/12/29(e)	200	199,285
Resideo Funding Inc., 4.00%, 09/01/29(b)	98	90,241
Ritchie Bros Holdings Inc., 6.75%, 03/15/28(b)	180	183,634
Sumitomo Corp.
1.55%, 07/06/26(e)	400	387,410
5.05%, 07/03/29(e)	200	204,125
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/29(e)	200	198,434
Velocity Vehicle Group LLC, 8.00%, 06/01/29(b)	150	151,805
		4,287,611
Diversified Financial Services — 1.8%
abrdn PLC, 4.25%, 06/30/28(e)	200	191,122
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/26	1,285	1,243,007
3.00%, 10/29/28	1,140	1,076,240
3.65%, 07/21/27	510	498,127
3.88%, 01/23/28	235	229,966
4.63%, 10/15/27	115	114,737
4.63%, 09/10/29	370	366,847
4.88%, 04/01/28	215	216,016
5.10%, 01/19/29	210	212,019
5.75%, 06/06/28	270	277,927
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
6.10%, 01/15/27	$155	$158,285
6.45%, 04/15/27	415	427,938
6.95%, 03/10/55, (5-year CMT + 2.720%)(a)	200	200,517
AG Issuer LLC, 6.25%, 03/01/28(b)	175	172,382
AG TTMT Escrow Issuer LLC, 8.63%, 09/30/27(b)	158	162,563
Air Lease Corp.
1.88%, 08/15/26	412	397,409
2.10%, 09/01/28	260	239,497
2.20%, 01/15/27	367	352,766
3.00%, 02/01/30	200	184,158
3.25%, 10/01/29	155	145,598
3.63%, 04/01/27	190	187,216
3.63%, 12/01/27	35	34,166
3.75%, 06/01/26	245	242,325
4.63%, 10/01/28	55	54,991
5.10%, 03/01/29	150	152,035
5.30%, 06/25/26	100	100,607
5.30%, 02/01/28	325	330,653
5.85%, 12/15/27	370	381,101
Air Lease Corp. Sukuk Ltd., 5.85%, 04/01/28(b)	210	213,553
Aircastle Ltd.
2.85%, 01/26/28(b)	300	283,123
4.25%, 06/15/26	145	143,621
5.95%, 02/15/29(b)	150	154,057
6.50%, 07/18/28(b)	205	212,886
Aircastle Ltd./Aircastle Ireland DAC, 5.25%, 03/15/30(b)	150	148,621
Ally Financial Inc.
2.20%, 11/02/28	220	199,486
4.75%, 06/09/27	340	338,336
5.54%, 01/17/31, (1-day SOFR Index + 1.730%)(a)	115	113,986
6.85%, 01/03/30, (1-day SOFR + 2.282%)(a)	155	160,866
6.99%, 06/13/29, (1-day SOFR + 3.260%)(a)	350	363,677
7.10%, 11/15/27	265	277,652
American Express Co.
1.65%, 11/04/26	393	377,977
2.55%, 03/04/27	565	548,087
3.13%, 05/20/26	355	351,118
3.30%, 05/03/27	625	614,515
4.05%, 05/03/29	290	288,331
4.73%, 04/25/29, (1-day SOFR + 1.260%)(a)	475	479,325
5.02%, 04/25/31, (1-day SOFR + 1.440%)(a)	475	482,632
5.04%, 07/26/28, (1-day SOFR + 0.930%)(a)	180	182,428
5.09%, 01/30/31, (1-day SOFR Index + 1.020%)(a)	450	458,126
5.10%, 02/16/28, (1-day SOFR + 1.000%)(a)	475	480,919
5.28%, 07/27/29, (1-day SOFR Index + 1.280%)(a)	470	481,855
5.39%, 07/28/27, (1-day SOFR + 0.970%)(a)	380	383,965
5.53%, 04/25/30, (1-day SOFR Index + 1.090%)(a)	395	408,494
5.85%, 11/05/27	454	471,740
American Express Credit Corp., 3.30%, 05/03/27	225	221,192
Ameriprise Financial Inc.
2.88%, 09/15/26	25	24,575
5.70%, 12/15/28	185	193,739
Andrew W Mellon Foundation (The), Series 2020, 0.95%, 08/01/27	40	37,388
Ares Finance Co. III LLC, 4.13%, 06/30/51, (5-year CMT + 3.237%)(a)(b)	244	234,548
Security	Par (000)	Value
Diversified Financial Services (continued)
Aretec Group Inc., 7.50%, 04/01/29(b)	$125	$121,723
Armor Holdco Inc., 8.50%, 11/15/29(b)	100	91,777
Atlas Warehouse Lending Co. LP, 6.25%, 01/15/30(b)	250	250,421
Aviation Capital Group LLC
1.95%, 09/20/26(b)	327	314,820
3.50%, 11/01/27(b)	25	24,115
4.75%, 04/14/27(b)	50	49,963
5.13%, 04/10/30(b)	150	148,605
5.38%, 07/15/29(b)	160	161,584
6.25%, 04/15/28(b)	280	289,475
6.75%, 10/25/28(b)	120	126,959
Avolon Holdings Funding Ltd.
2.53%, 11/18/27(b)	739	693,034
2.75%, 02/21/28(b)	115	107,732
3.25%, 02/15/27(b)	282	272,934
4.38%, 05/01/26(b)	250	247,883
4.95%, 01/15/28(b)	170	169,058
5.15%, 01/15/30(b)	195	192,587
5.38%, 05/30/30(b)	75	74,701
5.75%, 03/01/29(b)	380	385,280
5.75%, 11/15/29(b)	305	308,102
6.38%, 05/04/28(b)	300	309,045
Azorra Finance Ltd., 7.75%, 04/15/30(b)	170	168,952
Banco BTG Pactual SA/Cayman Islands
5.75%, 01/22/30(e)	200	199,474
6.25%, 04/08/29(e)	200	204,974
Bayfront Infrastructure Management Pte. Ltd., 4.26%, 05/16/26(e)	200	200,321
BGC Group Inc.
6.15%, 04/02/30(b)	175	174,811
6.60%, 06/10/29	170	173,980
8.00%, 05/25/28	130	137,706
Blackstone Holdings Finance Co. LLC
1.63%, 08/05/28(b)	180	164,826
2.50%, 01/10/30(b)	150	137,151
3.15%, 10/02/27(b)	157	152,817
5.90%, 11/03/27(b)	185	190,803
BOC Aviation Ltd., 3.50%, 09/18/27(e)	400	392,429
BOC Aviation USA Corp.
4.75%, 01/14/28(e)	200	201,765
5.00%, 01/17/29(e)	200	203,232
5.25%, 01/14/30(e)	400	412,147
5.75%, 11/09/28(e)	200	208,472
BOCOM International Blossom Ltd., 1.75%, 06/28/26(e)	200	193,515
Bocom Leasing Management Hong Kong Co. Ltd.
5.00%, 06/26/27(e)	200	202,771
5.03%, 06/26/27, (1-day SOFR Index + 0.680%)(a)(e)	200	199,777
5.12%, 03/07/30, (1-day SOFR Index + 0.770%)(a)(e)	200	198,780
Bread Financial Holdings Inc., 9.75%, 03/15/29(b)	280	294,870
Brightsphere Investment Group Inc., 4.80%, 07/27/26	100	97,842
Brookfield Finance Inc.
3.90%, 01/25/28	490	481,958
4.35%, 04/15/30	200	195,288
4.85%, 03/29/29	305	306,403
Burford Capital Global Finance LLC, 6.25%, 04/15/28(b)	150	148,631

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
Cantor Fitzgerald LP
4.50%, 04/14/27(b)	$182	$180,699
7.20%, 12/12/28(b)	340	358,202
Capital One Financial Corp.
1.88%, 11/02/27, (1-day SOFR + 0.855%)(a)	537	515,116
3.27%, 03/01/30, (1-day SOFR + 1.790%)(a)	375	353,271
3.65%, 05/11/27	250	245,997
3.75%, 07/28/26	430	424,881
3.75%, 03/09/27	170	167,883
3.80%, 01/31/28	575	563,905
4.93%, 05/10/28, (1-day SOFR + 2.057%)(a)	622	625,115
5.25%, 07/26/30, (1-day SOFR + 2.600%)(a)	250	252,326
5.46%, 07/26/30, (1-day SOFR +1.560%)(a)	275	279,454
5.47%, 02/01/29, (1-day SOFR + 2.080%)(a)	360	366,884
5.70%, 02/01/30, (1-day SOFR + 1.905%)(a)	230	235,659
6.31%, 06/08/29, (1-day SOFR + 2.640%)(a)	440	458,524
7.15%, 10/29/27, (1-day SOFR + 2.440%)(a)	305	315,592
Cboe Global Markets Inc., 3.65%, 01/12/27	165	163,612
CCBL Cayman 1 Corp. Ltd.
1.60%, 09/15/26(e)	200	192,815
1.80%, 07/22/26(e)	200	194,031
Charles Schwab Corp. (The)
1.15%, 05/13/26	449	434,513
2.00%, 03/20/28	320	301,258
2.45%, 03/03/27	519	503,370
2.75%, 10/01/29	55	51,420
3.20%, 03/02/27	225	221,029
3.20%, 01/25/28	95	92,587
3.25%, 05/22/29	175	167,618
3.30%, 04/01/27	265	260,595
4.00%, 02/01/29	165	163,614
4.63%, 03/22/30	205	207,625
5.64%, 05/19/29, (1-day SOFR + 2.210%)(a)	590	611,586
5.88%, 08/24/26	165	168,211
6.20%, 11/17/29, (1-day SOFR + 1.878%)(a)	305	323,674
China Cinda 2020 I Management Ltd.
3.00%, 03/18/27(e)	200	194,152
3.25%, 01/28/27(e)	400	390,916
5.38%, 07/23/27(e)	200	202,717
5.75%, 05/28/29(e)	200	206,172
China Cinda Finance 2017 I Ltd.
4.40%, 03/09/27(e)	400	398,297
4.75%, 02/08/28(e)	600	600,872
4.75%, 02/21/29(e)	200	199,558
China Great Wall International Holdings V Ltd., 2.88%, 11/23/26(e)	200	193,866
CI Financial Corp., 7.50%, 05/30/29(b)	240	250,470
CICC Hong Kong Finance 2016 MTN Ltd.
5.27%, 01/18/27, (1-day SOFR Index + 0.950%)(a)(e)	200	200,781
5.44%, 07/18/26(e)	200	202,399
Citadel LP
4.88%, 01/15/27(b)	80	79,717
6.00%, 01/23/30(b)	185	188,399
Clifford Capital Pte. Ltd., 4.78%, 01/14/30(e)	200	206,212
CMB International Leasing Management Ltd., 1.75%, 09/16/26(e)	200	193,118
CME Group Inc.
3.75%, 06/15/28	120	119,208
4.40%, 03/15/30	100	100,878
Security	Par (000)	Value
Diversified Financial Services (continued)
Coastal Emerald Ltd., 6.50%, (3-year CMT + 4.781%)(a)(e)(g)	$200	$205,174
Cobra AcquisitionCo LLC
6.38%, 11/01/29(b)	115	92,384
12.25%, 11/01/29(b)	50	48,678
Coinbase Global Inc., 3.38%, 10/01/28(b)	330	304,696
Credit Acceptance Corp.
6.63%, 03/15/30(b)	135	132,921
9.25%, 12/15/28(b)	205	217,003
CSI MTN Ltd., 5.05%, 10/22/27, (1-day SOFR Index + 0.730%)(a)(e)	200	200,195
Discover Financial Services, 4.10%, 02/09/27	295	292,377
Eaton Vance Corp., 3.50%, 04/06/27	370	363,451
Enact Holdings Inc., 6.25%, 05/28/29	200	204,796
Encore Capital Group Inc., 9.25%, 04/01/29(b)	150	158,314
Enova International Inc.
9.13%, 08/01/29(b)	150	153,914
11.25%, 12/15/28(b)	120	127,761
Far East Horizon Ltd.
5.88%, 03/05/28(e)	200	197,497
6.63%, 04/16/27(e)	400	402,163
Finance of America Funding LLC, 7.88%, 11/30/27(b)(c)	63	57,887
FMR LLC, 7.57%, 06/15/29(b)	215	240,205
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29(b)	355	362,091
GGAM Finance Ltd.
5.88%, 03/15/30(b)	100	99,322
6.88%, 04/15/29(b)	150	153,244
8.00%, 02/15/27(b)	210	215,452
8.00%, 06/15/28(b)	200	209,285
7.75%, 05/15/26(b)	115	116,390
Global Aircraft Leasing Co. Ltd., 8.75%, 09/01/27(b)	340	339,067
goeasy Ltd.
7.63%, 07/01/29(b)	200	201,615
9.25%, 12/01/28(b)	170	178,026
GPS Hospitality Holding Co. LLC/GPS Finco Inc., 7.00%, 08/15/28(b)	140	81,693
Hightower Holding LLC
6.75%, 04/15/29(b)	100	95,539
9.13%, 01/31/30(b)	120	122,742
Hyundai Card Co. Ltd., 5.75%, 04/24/29(e)	200	205,578
ICBCIL Finance Co. Ltd.
1.75%, 08/02/26(e)	200	193,867
2.25%, 11/02/26(e)	200	194,123
2.70%, 01/27/27(e)	200	194,715
ICD Sukuk Co. Ltd., 5.00%, 02/01/27(e)	400	401,279
Intercontinental Exchange Inc.
3.10%, 09/15/27	25	24,376
3.63%, 09/01/28	295	289,059
3.75%, 09/21/28	110	108,115
4.00%, 09/15/27	730	726,496
4.35%, 06/15/29	400	400,918
Inventive Global Investments Ltd., 1.60%, 09/01/26(e)	200	192,592
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29(b)	175	166,609
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28(b)	335	311,560
Jefferies Financial Group Inc.
4.15%, 01/23/30	300	289,002
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
4.85%, 01/15/27	$230	$231,382
5.88%, 07/21/28	440	451,764
6.45%, 06/08/27	147	151,976
Jefferson Capital Holdings LLC
6.00%, 08/15/26(b)	115	114,404
8.25%, 05/15/30(b)	70	70,466
9.50%, 02/15/29(b)	125	130,936
JIC Zhixin Ltd., 3.50%, 11/24/27(e)	200	196,833
Joy Treasure Assets Holdings Inc.
3.50%, 09/24/29(e)	400	377,668
5.50%, 02/01/27(e)	200	202,022
5.75%, 06/06/29(e)	600	617,550
KB Kookmin Card Co. Ltd., 1.50%, 05/13/26(e)	200	193,856
KB Securities Co. Ltd., 2.13%, 11/01/26(e)	200	193,143
Korea Investment & Securities Co. Ltd., 2.13%, 07/19/26(e)	200	193,690
Korea Ocean Business Corp., 5.25%, 05/02/29(e)	200	205,485
Kuwait Projects Co. SPC Ltd.
4.23%, 10/29/26(e)	200	185,579
4.50%, 02/23/27(e)	200	185,723
Lazard Group LLC
4.38%, 03/11/29	130	127,415
4.50%, 09/19/28	205	202,590
LD Holdings Group LLC
6.13%, 04/01/28(b)	145	119,208
8.75%, 11/01/27(b)	114	104,017
LFS Topco LLC, 5.88%, 10/15/26(b)	110	105,637
LPL Holdings Inc.
4.00%, 03/15/29(b)	310	297,410
4.63%, 11/15/27(b)	285	283,339
4.90%, 04/03/28	25	25,115
5.15%, 06/15/30	25	25,086
5.20%, 03/15/30	155	156,422
5.70%, 05/20/27	175	178,472
6.75%, 11/17/28	310	329,552
LSEG U.S. Fin Corp., 4.88%, 03/28/27(b)	210	212,188
LSEGA Financing PLC, 2.00%, 04/06/28(b)	355	332,472
Macquarie Airfinance Holdings Ltd.
5.15%, 03/17/30(b)	30	29,485
5.20%, 03/27/28(b)	265	264,931
6.40%, 03/26/29(b)	165	169,231
8.13%, 03/30/29(b)	285	298,008
8.38%, 05/01/28(b)	180	187,538
Marex Group PLC, 6.40%, 11/04/29	220	224,713
Mastercard Inc.
2.95%, 11/21/26	85	83,711
2.95%, 06/01/29	345	330,213
3.30%, 03/26/27	345	341,342
3.35%, 03/26/30	525	505,533
3.50%, 02/26/28	55	54,394
4.10%, 01/15/28	160	160,868
4.55%, 03/15/28	90	91,368
4.88%, 03/09/28	370	379,115
Midcap Financial Issuer Trust
5.63%, 01/15/30(b)	125	110,385
6.50%, 05/01/28(b)	305	291,208
Mirae Asset Securities Co. Ltd.
5.25%, 03/06/28(e)	200	201,558
5.88%, 01/26/27(e)	200	203,389
6.00%, 01/26/29(e)	200	205,904
Mitsubishi HC Capital Inc., 5.08%, 09/15/27(b)	200	202,182
Security	Par (000)	Value
Diversified Financial Services (continued)
Mitsubishi HC Finance America LLC
5.15%, 10/24/29(b)	$200	$202,764
5.81%, 09/12/28(b)	300	311,054
Muthoot Finance Ltd.
6.38%, 04/23/29(e)	200	193,353
7.13%, 02/14/28(e)	200	198,889
Nasdaq Inc.
3.85%, 06/30/26	210	209,104
5.35%, 06/28/28(c)	382	392,330
Nationstar Mortgage Holdings Inc.
5.50%, 08/15/28(b)	280	278,060
6.00%, 01/15/27(b)	190	190,198
6.50%, 08/01/29(b)	225	228,792
Navient Corp.
4.88%, 03/15/28	175	168,140
5.00%, 03/15/27	215	213,070
5.50%, 03/15/29	225	213,144
6.75%, 06/15/26	170	171,561
Neuberger Berman Group LLC/Neuberger Berman Finance Corp., 4.50%, 03/15/27(b)	185	185,103
NH Investment & Securities Co. Ltd., 1.88%, 10/07/26(e)	200	192,506
Nomura Holdings Inc.
1.65%, 07/14/26	330	318,716
2.17%, 07/14/28	350	323,891
2.33%, 01/22/27	420	404,002
2.71%, 01/22/29	220	204,224
3.10%, 01/16/30	480	443,890
5.39%, 07/06/27	200	202,853
5.59%, 07/02/27	200	203,775
5.61%, 07/06/29	200	205,267
5.84%, 01/18/28	200	205,771
6.07%, 07/12/28	210	218,444
Nuveen LLC
4.00%, 11/01/28(b)	255	253,176
5.55%, 01/15/30(b)	105	108,891
OneMain Finance Corp.
3.50%, 01/15/27	255	244,118
3.88%, 09/15/28	180	166,564
5.38%, 11/15/29	215	205,473
6.63%, 01/15/28	235	236,730
6.63%, 05/15/29	295	296,169
7.88%, 03/15/30	200	206,836
9.00%, 01/15/29	265	277,058
ORIX Corp.
3.70%, 07/18/27	110	108,343
4.65%, 09/10/29	220	220,209
5.00%, 09/13/27	315	319,257
Osaic Holdings Inc., 10.75%, 08/01/27(b)	120	120,201
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 02/01/27(b)	135	134,448
PennyMac Financial Services Inc.
4.25%, 02/15/29(b)	200	186,881
7.88%, 12/15/29(b)	220	229,358
PHH Escrow Issuer LLC/PHH Corp., 9.88%, 11/01/29(b)	150	145,872
Pioneer Reward Ltd., 5.25%, 11/29/26, (1-day SOFR + 0.900%)(a)(e)	200	200,572
Planet Financial Group LLC, 10.50%, 12/15/29(b)	150	147,867
Power Finance Corp. Ltd.
3.90%, 09/16/29(e)	200	190,744

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Diversified Financial Services (continued)
4.50%, 06/18/29(e)	$200	$195,619
6.15%, 12/06/28(e)	200	207,952
PRA Group Inc.
5.00%, 10/01/29(b)(c)	110	100,277
8.38%, 02/01/28(b)	126	127,260
8.88%, 01/31/30(b)	165	170,047
Provident Funding Associates LP/PFG Finance Corp., 9.75%, 09/15/29(b)	100	102,725
Radian Group Inc.
4.88%, 03/15/27	261	259,911
6.20%, 05/15/29	160	165,341
Raymond James Financial Inc., 4.65%, 04/01/30	150	151,039
REC Ltd.
2.75%, 01/13/27(e)	200	193,421
3.88%, 07/07/27(e)	400	392,437
4.75%, 09/27/29(e)	200	198,157
Rfna LP, 7.88%, 02/15/30(b)	200	196,544
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26(b)	390	376,496
3.63%, 03/01/29(b)	225	209,721
Shenwan Hongyuan International Finance Ltd., 1.80%, 07/14/26(e)	200	193,769
Shinhan Card Co. Ltd.
1.38%, 06/23/26(e)	200	193,089
2.50%, 01/27/27(e)	200	193,239
Shriram Finance Ltd.
6.15%, 04/03/28(e)	200	195,486
6.63%, 04/22/27(e)	200	198,638
SLM Corp.
3.13%, 11/02/26	175	169,431
6.50%, 01/31/30	125	128,773
Soar Wise Ltd., 4.63%, 08/27/27(e)	200	198,105
SRC Sukuk Ltd., 5.00%, 02/27/28(e)	200	201,935
Sumitomo Mitsui Finance & Leasing Co. Ltd., 5.11%, 01/23/29(e)	200	202,712
SURA Asset Management SA, 4.38%, 04/11/27(e)	150	148,489
Synchrony Financial
3.70%, 08/04/26	145	141,709
3.95%, 12/01/27	165	160,474
5.15%, 03/19/29	245	242,317
5.45%, 03/06/31, (1-day SOFR + 1.680%)(a)	200	199,415
5.94%, 08/02/30, (1-day SOFR Index + 2.130%)(a)	230	232,989
Tata Capital Ltd., 5.39%, 07/21/28(e)	200	201,302
TrueNoord Capital DAC, 8.75%, 03/01/30(b)	110	112,339
United Wholesale Mortgage LLC
5.50%, 04/15/29(b)	200	193,940
5.75%, 06/15/27(b)	175	172,636
USAA Capital Corp., 5.25%, 06/01/27(b)	150	153,242
UWM Holdings LLC, 6.63%, 02/01/30(b)	225	222,947
Visa Inc.
0.75%, 08/15/27	220	205,563
1.90%, 04/15/27	485	467,887
2.05%, 04/15/30	450	407,834
2.75%, 09/15/27	60	58,474
Voya Financial Inc.
3.65%, 06/15/26	135	133,657
4.70%, 01/23/48(a)	70	64,116
World Acceptance Corp., 7.00%, 11/01/26(b)	105	103,406
XP Inc., 6.75%, 07/02/29(e)	200	202,695
Security	Par (000)	Value
Diversified Financial Services (continued)
Zhuji Development Ltd., 5.55%, 08/20/27(e)	$200	$201,334
		79,828,528
Electric — 1.8%
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28(e)	200	185,683
4.38%, 06/22/26(e)	400	398,144
4.38%, 01/24/29(e)	200	198,416
4.88%, 04/23/30(e)	200	202,420
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(e)	200	173,262
Adani Transmission Step-One Ltd., 4.00%, 08/03/26(e)	200	192,152
AEP Texas Inc.
3.95%, 06/01/28	40	39,250
5.45%, 05/15/29	205	210,128
AES Andes SA, 6.30%, 03/15/29(e)	200	203,475
AES Corp. (The)
5.45%, 06/01/28	335	340,157
7.60%, 01/15/55, (5-year CMT + 3.201%)(a)	335	331,822
Alabama Power Co., 3.75%, 09/01/27	580	577,137
Alexander Funding Trust II, 7.47%, 07/31/28(b)	255	270,627
Algonquin Power & Utilities Corp.
4.75%, 01/18/82, (5-year CMT + 3.249%)(a)	310	291,079
5.37%, 06/15/26(h)	300	301,995
Alliant Energy Finance LLC
4.25%, 06/15/28(b)	140	138,444
5.40%, 06/06/27(b)	155	157,145
5.95%, 03/30/29(b)	155	161,253
Ameren Corp.
1.75%, 03/15/28	35	32,454
1.95%, 03/15/27	260	248,889
5.00%, 01/15/29	180	182,509
5.70%, 12/01/26	225	228,984
American Electric Power Co. Inc.
2.30%, 03/01/30	130	116,366
3.20%, 11/13/27	80	77,912
3.88%, 02/15/62, (5-year CMT + 2.675%)(a)	319	300,554
5.20%, 01/15/29	330	336,891
5.75%, 11/01/27	495	510,408
7.05%, 12/15/54, (5-year CMT + 2.750%)(a)	50	50,607
Series J, 4.30%, 12/01/28	150	148,900
Arizona Public Service Co.
2.60%, 08/15/29	160	147,670
2.95%, 09/15/27	25	24,174
Atlantic City Electric Co., 4.00%, 10/15/28	25	24,848
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28(b)	125	118,970
Ausgrid Finance Pty Ltd., 4.35%, 08/01/28(b)(c)	15	14,854
Avangrid Inc., 3.80%, 06/01/29	250	242,031
Aydem Yenilenebilir Enerji A/S, 7.75%, 02/02/27(e)	180	178,855
Baltimore Gas & Electric Co., 2.40%, 08/15/26	50	48,837
Berkshire Hathaway Energy Co., 3.25%, 04/15/28	45	43,948
Black Hills Corp.
3.05%, 10/15/29	100	92,944
3.15%, 01/15/27	100	97,303
5.95%, 03/15/28	215	223,281
Calpine Corp.
4.50%, 02/15/28(b)	380	371,588
4.63%, 02/01/29(b)	225	217,385
5.13%, 03/15/28(b)	420	415,645
Castle Peak Power Finance Co. Ltd., 3.25%, 07/25/27(e)	200	196,624
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
CenterPoint Energy Houston Electric LLC
4.80%, 03/15/30	$150	$152,503
5.20%, 10/01/28	210	216,522
Series Z, 2.40%, 09/01/26	137	133,651
CenterPoint Energy Inc.
1.45%, 06/01/26	225	217,694
2.95%, 03/01/30	120	110,990
5.25%, 08/10/26	125	126,113
5.40%, 06/01/29	220	226,405
Series A, 7.00%, 02/15/55, (5-year CMT + 3.254%)(a)	100	102,234
Centrais Eletricas Brasileiras SA, 4.63%, 02/04/30(e)	200	188,079
Central International Development BVI Ltd., 5.10%, 08/19/27(e)	200	200,533
CGNPC International Ltd., 3.75%, 12/11/27(e)	200	197,896
Chile Electricity PEC SpA, 0.00%, 01/25/28(e)(i)	195	168,620
China Huaneng Group Hong Kong Treasury Management Holding Ltd., 5.30%, (3-year CMT + 3.775%)(a)(e)(g)	200	202,068
China Southern Power Grid International Finance BVI Co. Ltd., 3.50%, 05/08/27(e)	400	395,915
Clearway Energy Operating LLC, 4.75%, 03/15/28(b)	280	273,333
Cleveland Electric Illuminating Co. (The), 3.50%, 04/01/28(b)	500	481,192
CLP Power Hong Kong Financing Ltd., 3.38%, 10/26/27(e)	200	196,372
CMS Energy Corp.
3.00%, 05/15/26	80	78,611
3.45%, 08/15/27	310	303,816
Colbun SA, 3.95%, 10/11/27(e)	200	195,980
Comision Federal de Electricidad
4.69%, 05/15/29(e)	400	385,317
4.75%, 02/23/27(e)	200	199,332
5.70%, 01/24/30(e)	200	196,093
Commonwealth Edison Co.
2.55%, 06/15/26	150	147,677
3.70%, 08/15/28	215	211,960
Connecticut Light and Power Co. (The)
4.65%, 01/01/29	130	131,384
4.95%, 01/15/30	130	132,739
Series A, 3.20%, 03/15/27	175	172,185
Consolidated Edison Co. of New York Inc.
Series 20A, 3.35%, 04/01/30	150	143,346
Series B, 3.13%, 11/15/27	160	155,935
Series D, 4.00%, 12/01/28	125	124,292
Constellation Energy Generation LLC, 5.60%, 03/01/28	255	263,010
Consumers Energy Co.
3.80%, 11/15/28	100	98,826
4.60%, 05/30/29	300	303,099
4.65%, 03/01/28	220	223,038
4.70%, 01/15/30	200	202,774
4.90%, 02/15/29	165	168,355
ContourGlobal Power Holdings SA, 6.75%, 02/28/30(b)	200	202,450
Dominion Energy Inc.
4.25%, 06/01/28	290	289,108
Series A, 6.88%, 02/01/55, (5-year CMT + 2.386%)(a)	250	257,498
Security	Par (000)	Value
Electric (continued)
Series B, 3.60%, 03/15/27	$50	$49,199
Series C, 3.38%, 04/01/30	405	380,842
Series D, 2.85%, 08/15/26	145	141,903
DPL Inc., 4.35%, 04/15/29	125	119,173
DTE Electric Co.
2.25%, 03/01/30	150	136,231
4.85%, 12/01/26	185	187,572
Series A, 1.90%, 04/01/28	45	42,333
DTE Energy Co.
2.85%, 10/01/26	70	68,509
4.88%, 06/01/28	465	469,572
4.95%, 07/01/27	265	267,746
5.10%, 03/01/29	275	279,018
5.20%, 04/01/30	300	305,405
Series C, 3.40%, 06/15/29	145	138,142
Duke Energy Carolinas LLC
2.45%, 08/15/29	105	97,085
2.45%, 02/01/30	150	137,597
2.95%, 12/01/26	140	137,523
3.95%, 11/15/28	155	153,757
4.85%, 03/15/30	150	153,061
Series A, 6.00%, 12/01/28	30	31,600
Duke Energy Corp.
2.65%, 09/01/26	195	190,443
3.15%, 08/15/27	50	48,689
3.25%, 01/15/82, (5-year CMT + 2.321%)(a)	189	177,840
3.40%, 06/15/29	150	143,443
4.30%, 03/15/28	580	579,780
4.85%, 01/05/27	125	126,110
4.85%, 01/05/29	140	141,818
5.00%, 12/08/27	490	497,477
Duke Energy Florida LLC
2.50%, 12/01/29	210	194,249
3.20%, 01/15/27	240	236,771
3.80%, 07/15/28	170	167,879
Duke Energy Ohio Inc., 3.65%, 02/01/29	235	229,986
Duke Energy Progress LLC
3.45%, 03/15/29	205	198,875
3.70%, 09/01/28	30	29,540
4.35%, 03/06/27	45	45,339
Duquesne Light Holdings Inc., 3.62%, 08/01/27(b)	45	43,649
Edison International
4.13%, 03/15/28	15	14,485
5.25%, 11/15/28(c)	205	203,260
5.45%, 06/15/29	165	163,179
5.75%, 06/15/27	15	15,091
6.25%, 03/15/30(c)	160	162,053
6.95%, 11/15/29	225	234,416
7.88%, 06/15/54, (5-year CMT + 3.658%)(a)	110	103,256
8.13%, 06/15/53, (5-year CMT + 3.864%)(a)	225	214,892
EDP Finance BV, 1.71%, 01/24/28(b)	235	218,193
Electricite de France SA
4.50%, 09/21/28(b)	580	578,184
5.65%, 04/22/29(b)	530	549,992
5.70%, 05/23/28(b)	710	732,463
Emera U.S. Finance LP, 3.55%, 06/15/26	225	221,441
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29(e)	400	359,571
Enel Americas SA, 4.00%, 10/25/26	244	241,158
Enel Chile SA, 4.88%, 06/12/28	465	462,740

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
Enel Finance International NV
1.63%, 07/12/26(b)	$410	$396,305
2.13%, 07/12/28(b)	215	199,720
3.50%, 04/06/28(b)	315	306,160
3.63%, 05/25/27(b)	260	255,815
4.63%, 06/15/27(b)	250	250,579
4.88%, 06/14/29(b)	220	222,666
5.13%, 06/26/29(b)	390	396,146
Engie Energia Chile SA, 3.40%, 01/28/30(e)	200	181,481
Engie SA, 5.25%, 04/10/29(b)	285	291,576
Entergy Arkansas LLC, 4.00%, 06/01/28	55	54,750
Entergy Corp.
1.90%, 06/15/28	160	148,873
2.95%, 09/01/26	285	279,233
7.13%, 12/01/54, (5-year CMT + 2.670%)(a)	320	322,320
Entergy Louisiana LLC
2.40%, 10/01/26(c)	175	170,817
3.12%, 09/01/27	160	156,039
3.25%, 04/01/28	50	48,669
Entergy Texas Inc., 4.00%, 03/30/29	20	19,807
Eskom Holdings SOC Ltd.
4.31%, 07/23/27(e)	200	190,743
6.35%, 08/10/28(e)	400	395,466
8.45%, 08/10/28(e)	200	204,317
Evergy Inc., 2.90%, 09/15/29	220	205,327
Evergy Kansas Central Inc.
2.55%, 07/01/26	35	34,406
4.70%, 03/13/28	45	45,496
Evergy Missouri West Inc., 5.15%, 12/15/27(b)	245	249,628
Eversource Energy
2.90%, 03/01/27	213	206,990
4.60%, 07/01/27	375	375,873
4.75%, 05/15/26	135	135,103
5.00%, 01/01/27	150	151,150
5.45%, 03/01/28	575	589,196
5.95%, 02/01/29	335	349,209
Series M, 3.30%, 01/15/28	10	9,675
Series O, 4.25%, 04/01/29	225	222,090
Series U, 1.40%, 08/15/26	125	120,101
Exelon Corp.
2.75%, 03/15/27	335	325,678
4.05%, 04/15/30	400	390,048
5.15%, 03/15/28	275	280,648
5.15%, 03/15/29	215	219,900
Fells Point Funding Trust, 3.05%, 01/31/27(b)	152	147,634
FirstEnergy Corp.
2.65%, 03/01/30	180	163,375
Series B, 3.90%, 07/15/27	517	511,166
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/28(b)	60	58,092
4.30%, 01/15/29(b)	170	168,289
5.20%, 04/01/28(b)	60	61,103
FirstEnergy Transmission LLC
2.87%, 09/15/28(b)	150	142,068
4.55%, 01/15/30	130	128,780
Florida Power & Light Co.
4.40%, 05/15/28	195	196,600
4.45%, 05/15/26	137	137,206
5.05%, 04/01/28	535	549,085
5.15%, 06/15/29	245	253,804
Series A, 3.30%, 05/30/27	63	61,949
Security	Par (000)	Value
Electric (continued)
Fortis Inc./Canada, 3.06%, 10/04/26	$367	$359,076
GDZ Elektrik Dagitim AS, 9.00%, 10/15/29(e)	200	186,513
Georgia Power Co.
3.25%, 03/30/27	40	39,293
4.55%, 03/15/30	150	150,813
4.65%, 05/16/28	230	232,592
5.00%, 02/23/27	55	55,853
Series B, 2.65%, 09/15/29	200	186,435
Hongkong Electric Finance Ltd., 2.88%, 05/03/26(e)	200	197,094
Indiana Michigan Power Co., 3.85%, 05/15/28	100	98,373
Interstate Power & Light Co.
3.60%, 04/01/29	105	101,787
4.10%, 09/26/28	255	252,616
Investment Energy Resources Ltd., 6.25%, 04/26/29(e)	200	191,143
Israel Electric Corp. Ltd., 4.25%, 08/14/28(b)	400	388,684
ITC Holdings Corp.
3.25%, 06/30/26	80	78,775
3.35%, 11/15/27	20	19,435
4.95%, 09/22/27(b)	540	544,832
JERA Co. Inc., 3.67%, 04/14/27(e)	200	197,296
Kallpa Generacion SA, 4.13%, 08/16/27(e)	200	197,270
Kansai Electric Power Co. Inc. (The), 5.04%, 02/26/30	200	204,590
Korea Midland Power Co. Ltd., 1.25%, 08/09/26(e)	200	192,440
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29(b)	130	113,786
Liberty Utilities Co., 5.58%, 01/31/29(b)(c)	110	112,973
Mazoon Assets Co. SAOC
5.20%, 11/08/27(e)	200	199,439
5.50%, 02/14/29(e)	200	201,096
MidAmerican Energy Co.
3.10%, 05/01/27	105	103,095
3.65%, 04/15/29	340	333,312
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)	45	44,684
Mong Duong Finance Holdings BV, 5.13%, 05/07/29(e)	190	182,183
Monongahela Power Co., 3.55%, 05/15/27(b)	115	113,098
MVM Energetika Zrt, 7.50%, 06/09/28(e)	200	209,142
Narragansett Electric Co. (The)
3.40%, 04/09/30(b)	185	175,817
3.92%, 08/01/28(b)	5	4,915
National Central Cooling Co. PJSC, 2.50%, 10/21/27(e)	200	189,452
National Grid PLC, 5.60%, 06/12/28	225	231,979
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26	320	308,853
2.40%, 03/15/30	150	136,483
3.05%, 04/25/27	60	58,640
3.40%, 02/07/28	300	293,413
3.70%, 03/15/29	150	146,111
3.90%, 11/01/28	100	98,420
4.12%, 09/16/27	95	94,956
4.75%, 02/07/28	90	91,344
4.80%, 02/05/27	160	161,951
4.80%, 03/15/28	340	345,860
4.85%, 02/07/29	170	172,547
4.95%, 02/07/30	155	158,026
5.05%, 09/15/28	240	245,515
5.10%, 05/06/27	75	76,236
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.15%, 06/15/29	$145	$148,786
5.60%, 11/13/26	110	112,128
7.13%, 09/15/53, (5-year CMT + 3.533%)(a)	60	61,774
Nevada Power Co., Series CC, 3.70%, 05/01/29	185	181,104
New York State Electric & Gas Corp.
3.25%, 12/01/26(b)	100	97,989
5.65%, 08/15/28(b)	57	58,826
NextEra Energy Capital Holdings Inc.
1.88%, 01/15/27	563	539,590
1.90%, 06/15/28	465	431,587
2.75%, 11/01/29	300	278,089
3.50%, 04/01/29	210	201,982
3.55%, 05/01/27	655	644,865
3.80%, 03/15/82, (5-year CMT + 2.547%)(a)	95	89,259
4.63%, 07/15/27	670	674,028
4.80%, 12/01/77(a)	40	37,744
4.85%, 02/04/28	280	284,359
4.90%, 02/28/28	820	831,832
4.90%, 03/15/29	320	323,901
5.00%, 02/28/30	240	244,754
5.05%, 03/15/30	410	416,444
5.65%, 05/01/79(a)	145	140,390
6.70%, 09/01/54, (5-year CMT + 2.364%)(a)	235	238,048
NextEra Energy Operating Partners LP
3.88%, 10/15/26(b)	165	159,172
4.50%, 09/15/27(b)	185	174,988
7.25%, 01/15/29(b)(c)	245	242,849
Niagara Mohawk Power Corp., 4.28%, 12/15/28(b)	190	188,259
NRG Energy Inc.
2.45%, 12/02/27(b)	265	249,674
3.38%, 02/15/29(b)	150	139,194
4.45%, 06/15/29(b)	105	102,340
5.25%, 06/15/29(b)	225	222,291
5.75%, 01/15/28	225	225,680
5.75%, 07/15/29(b)	240	239,033
NSTAR Electric Co.
3.25%, 05/15/29	145	138,689
4.85%, 03/01/30	150	152,036
NTPC Ltd., 4.50%, 03/19/28(e)	200	199,612
OGE Energy Corp., 5.45%, 05/15/29	120	123,625
Ohio Power Co., Series P, 2.60%, 04/01/30	100	90,897
Oklahoma Gas & Electric Co., 3.30%, 03/15/30	115	108,832
OmGrid Funding Ltd., 5.20%, 05/16/27(e)	200	198,817
Oncor Electric Delivery Co. LLC
3.70%, 11/15/28	225	221,050
4.30%, 05/15/28	200	200,686
4.50%, 03/20/27(b)	150	150,895
4.65%, 11/01/29	197	198,842
Pacific Gas and Electric Co.
2.10%, 08/01/27	310	292,017
3.00%, 06/15/28	420	397,709
3.30%, 03/15/27	50	48,753
3.30%, 12/01/27	200	192,730
3.75%, 07/01/28	445	431,027
4.20%, 03/01/29	125	121,385
5.45%, 06/15/27	165	167,069
5.55%, 05/15/29	230	233,652
6.10%, 01/15/29	305	315,380
PacifiCorp
3.50%, 06/15/29	130	124,978
5.10%, 02/15/29	235	239,682
Security	Par (000)	Value
Electric (continued)
Palomino Funding Trust I, 7.23%, 05/17/28(b)	$250	$263,477
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28(b)	235	223,261
Pertamina Geothermal Energy PT, 5.15%, 04/27/28(e)	200	200,897
Perusahaan Listrik Negara PT, 3.88%, 07/17/29(e)	200	191,476
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 05/15/27(e)	600	591,645
5.38%, 01/25/29(e)	200	202,453
5.45%, 05/21/28(e)	200	202,965
PG&E Corp.
5.00%, 07/01/28	325	317,186
7.38%, 03/15/55, (5-year CMT + 3.883%)(a)	250	243,630
Pike Corp., 5.50%, 09/01/28(b)	250	245,931
PPL Capital Funding Inc.
3.10%, 05/15/26	142	140,027
4.13%, 04/15/30	100	98,070
Public Service Co. of Colorado, 3.70%, 06/15/28	65	64,004
Public Service Electric & Gas Co.
2.25%, 09/15/26	40	39,042
3.00%, 05/15/27	45	44,112
3.20%, 05/15/29	100	95,799
3.70%, 05/01/28	100	98,745
Public Service Enterprise Group Inc.
4.90%, 03/15/30	185	186,888
5.20%, 04/01/29	260	266,635
5.85%, 11/15/27	255	263,866
5.88%, 10/15/28	265	276,589
Puget Energy Inc., 2.38%, 06/15/28	145	136,065
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28(e)	200	184,470
Rochester Gas and Electric Corp., 3.10%, 06/01/27(b)	190	186,144
San Diego Gas & Electric Co., 4.95%, 08/15/28	160	163,134
San Miguel Global Power Holdings Corp.
8.13%, , (1-year CMT + 6.404%)(a)(e)(g)	200	190,907
8.75%, (5-year CMT + 7.732%)(a)(e)(g)	200	195,462
Saudi Electricity Global Sukuk Co. 4, 4.72%, 09/27/28(e)	400	400,879
Saudi Electricity Sukuk Programme Co.
4.94%, 02/13/29(e)	200	201,591
5.23%, 02/18/30(e)	400	404,934
Sempra
3.25%, 06/15/27	75	72,872
3.40%, 02/01/28	358	347,710
3.70%, 04/01/29	165	159,465
4.13%, 04/01/52, (5-year CMT + 2.868%)(a)	378	347,265
5.40%, 08/01/26	213	214,672
6.63%, 04/01/55, (5-year CMT + 2.354%)(a)	100	95,134
6.88%, 10/01/54, (5-year CMT + 2.789%)(a)	265	257,376
SMC Global Power Holdings Corp., 5.45%, (5-year CMT + 7.155%)(a)(e)(g)	200	188,372
Southern California Edison Co.
2.85%, 08/01/29	185	170,368
4.40%, 09/06/26	95	94,842
4.88%, 02/01/27	160	160,591
4.90%, 06/01/26	120	120,195
5.15%, 06/01/29	195	197,265
5.25%, 03/15/30	175	176,794
5.30%, 03/01/28	725	734,943

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric (continued)
5.65%, 10/01/28	$185	$190,064
5.85%, 11/01/27	345	352,810
6.65%, 04/01/29	15	15,560
Series A, 4.20%, 03/01/29	195	190,056
Series B, 3.65%, 03/01/28	115	111,967
Series D, 4.70%, 06/01/27	190	190,780
Southern Co. (The)
3.25%, 07/01/26	590	582,365
4.85%, 06/15/28	310	314,909
5.11%, 08/01/27	220	223,185
5.50%, 03/15/29	265	275,046
Series 21-A, 3.75%, 09/15/51, (5-year CMT + 2.915%)(a)	339	328,310
Series 21-B, 1.75%, 03/15/28	35	32,566
Series A, 3.70%, 04/30/30	300	288,015
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26	52	50,678
Series M, 4.10%, 09/15/28	335	329,630
SP Group Treasury Pte. Ltd., 3.38%, 02/27/29(b)	250	243,083
SP PowerAssets Ltd., 3.00%, 09/26/27(b)	200	195,287
State Grid Europe Development PLC, 3.25%, 04/07/27(e)	400	394,535
State Grid Overseas Investment BVI Ltd.
1.13%, 09/08/26(e)	200	192,196
2.88%, 05/18/26(e)	600	592,263
3.50%, 05/04/27(e)	400	395,694
System Energy Resources Inc., 6.00%, 04/15/28	413	428,801
Tampa Electric Co., 4.90%, 03/01/29	115	116,837
Three Gorges Finance I Cayman Islands Ltd., 3.15%, 06/02/26(e)	400	395,939
TNB Global Ventures Capital Bhd
3.24%, 10/19/26(e)	400	393,105
4.85%, 11/01/28(e)	200	201,975
TransAlta Corp., 7.75%, 11/15/29	115	119,849
Transelec SA, 3.88%, 01/12/29(b)	200	191,105
Trinidad Generation UnLtd, 5.25%, 11/04/27(e)	200	191,179
Union Electric Co.
2.95%, 06/15/27	80	78,146
2.95%, 03/15/30	150	140,308
3.50%, 03/15/29	195	188,951
Virginia Electric & Power Co.
Series A, 2.88%, 07/15/29	135	127,483
Series A, 3.50%, 03/15/27	275	272,037
Series A, 3.80%, 04/01/28	15	14,841
Series B, 2.95%, 11/15/26	50	48,999
Series B, 3.75%, 05/15/27	330	327,338
Vistra Operations Co. LLC
3.70%, 01/30/27(b)	352	345,793
4.30%, 07/15/29(b)	120	117,474
4.38%, 05/01/29(b)	375	360,761
5.00%, 07/31/27(b)	485	480,880
5.05%, 12/30/26(b)	40	40,215
5.50%, 09/01/26(b)	300	299,011
5.63%, 02/15/27(b)	385	384,644
WEC Energy Group Inc.
4.75%, 01/15/28	305	308,423
5.15%, 10/01/27	290	294,711
5.60%, 09/12/26	57	57,779
Wisconsin Electric Power Co.
1.70%, 06/15/28	20	18,567
5.00%, 05/15/29	85	87,169
Security	Par (000)	Value
Electric (continued)
Wisconsin Power and Light Co.
3.00%, 07/01/29	$145	$136,562
3.05%, 10/15/27	10	9,709
Wisconsin Public Service Corp., 4.55%, 12/01/29	80	80,728
Xcel Energy Inc.
1.75%, 03/15/27	320	304,308
2.60%, 12/01/29	95	86,811
3.35%, 12/01/26	85	83,513
4.00%, 06/15/28	110	108,462
4.75%, 03/21/28	75	75,624
Zhejiang Energy International Ltd., 1.74%, 07/20/26(e)	200	193,329
Zorlu Enerji Elektrik Uretim AS, 11.00%, 04/23/30(e)	200	183,988
		82,296,705
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
0.88%, 10/15/26	190	181,045
2.00%, 12/21/28	260	241,131
Energizer Holdings Inc.
4.38%, 03/31/29(b)	200	186,756
4.75%, 06/15/28(b)	200	192,948
6.50%, 12/31/27(b)	125	125,430
EnerSys, 4.38%, 12/15/27(b)	105	101,847
Molex Electronic Technologies LLC, 4.75%, 04/30/28(b)	75	75,610
WESCO Distribution Inc.
6.38%, 03/15/29(b)	280	284,085
7.25%, 06/15/28(b)	400	405,216
Wolverine Escrow LLC, 1.00%, 01/31/33(d)(j)(k)	463	—
		1,794,068
Electronics — 0.2%
Allegion PLC, 3.50%, 10/01/29	100	94,940
Allegion U.S. Holding Co. Inc., 3.55%, 10/01/27	150	145,800
Amphenol Corp.
2.80%, 02/15/30	270	251,946
4.35%, 06/01/29	160	160,434
5.05%, 04/05/27	195	198,486
5.05%, 04/05/29	190	195,283
Arrow Electronics Inc.
3.88%, 01/12/28	210	205,456
5.15%, 08/21/29	185	186,654
Avnet Inc., 6.25%, 03/15/28	217	223,944
Coherent Corp., 5.00%, 12/15/29(b)	295	282,922
Competition Team Technologies Ltd., 4.25%, 03/12/29(e)	200	197,330
Flex Ltd.
4.88%, 06/15/29	155	153,835
6.00%, 01/15/28	205	209,526
Fortive Corp., 3.15%, 06/15/26	265	260,454
Honeywell International Inc.
1.10%, 03/01/27	565	534,651
2.50%, 11/01/26	167	162,839
2.70%, 08/15/29	225	210,318
4.25%, 01/15/29	265	264,858
4.65%, 07/30/27	555	561,117
4.70%, 02/01/30	305	308,514
4.88%, 09/01/29	240	245,086
4.95%, 02/15/28	341	348,457
Hubbell Inc.
3.15%, 08/15/27	185	179,822
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronics (continued)
3.50%, 02/15/28	$105	$102,225
Imola Merger Corp., 4.75%, 05/15/29(b)	600	574,062
Jabil Inc.
3.60%, 01/15/30	150	141,203
3.95%, 01/12/28	125	122,655
4.25%, 05/15/27	242	240,981
5.45%, 02/01/29	140	142,022
Keysight Technologies Inc.
3.00%, 10/30/29	160	148,532
4.60%, 04/06/27	210	210,392
Sensata Technologies BV, 4.00%, 04/15/29(b)	300	276,005
Sensata Technologies Inc., 4.38%, 02/15/30(b)	130	120,087
TD SYNNEX Corp.
1.75%, 08/09/26	260	248,392
2.38%, 08/09/28	110	101,559
Trimble Inc., 4.90%, 06/15/28	165	166,047
TTM Technologies Inc., 4.00%, 03/01/29(b)	150	139,636
Tyco Electronics Group SA
3.13%, 08/15/27	310	302,269
4.63%, 02/01/30	115	115,733
Vontier Corp., 2.40%, 04/01/28	175	163,672
		8,898,144
Energy - Alternate Sources — 0.0%
Contemporary Ruiding Development Ltd., 1.50%, 09/09/26(e)	200	192,311
Greenko Power II Ltd., 4.30%, 12/13/28(e)	167	152,734
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/28(b)	400	385,934
Hanwha Q Cells Americas Holdings Corp., 5.00%, 07/27/28(e)	200	203,240
Masdar Abu Dhabi Future Energy Co., 4.88%, 07/25/29(e)	200	201,588
SK Battery America Inc., 4.88%, 01/23/27(e)	200	201,096
Sunnova Energy Corp.
5.88%, 09/01/26(b)(j)(k)	135	40,299
11.75%, 10/01/28(b)(j)(k)	120	35,174
TerraForm Power Operating LLC
4.75%, 01/15/30(b)	200	188,203
5.00%, 01/31/28(b)	260	253,314
		1,853,893
Engineering & Construction — 0.2%
AECOM, 5.13%, 03/15/27	305	303,990
Arcosa Inc., 4.38%, 04/15/29(b)	125	117,318
ASG Finance Designated Activity Co., 9.75%, 05/15/29(b)	200	190,864
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C, 7.88%, 02/03/30(b)	200	198,877
BCEG HongKong Co. Ltd., 2.22%, 07/02/26(e)	400	388,042
CCCI Treasure Ltd., 3.65%, (5-year CMT + 5.117%)(a)(e)(g)	200	195,618
China Railway Xunjie Co. Ltd.
3.25%, 07/28/26(e)	400	395,367
4.00%, 07/06/27(e)	200	199,238
China State Construction Finance Cayman I Ltd., 3.40%, (5-year CMT + 5.581%)(a)(e)(g)	200	196,036
Chouzhou International Investment Ltd., 4.80%, 01/15/28(e)	200	199,697
CRCC Hean Ltd., 1.88%, 05/20/26(e)	200	195,046
Security	Par (000)	Value
Engineering & Construction (continued)
Delhi International Airport Ltd.
6.13%, 10/31/26(e)	$200	$199,876
6.45%, 06/04/29(e)	200	200,744
Dianjian Haiyu Ltd., 4.30%, 09/10/27(e)	200	200,516
Dycom Industries Inc., 4.50%, 04/15/29(b)	152	143,451
Fluor Corp., 4.25%, 09/15/28	190	184,034
Global Infrastructure Solutions Inc., 5.63%, 06/01/29(b)	120	114,088
Great Lakes Dredge & Dock Corp., 5.25%, 06/01/29(b)	100	91,228
Hongkong International Qingdao Co. Ltd., 5.75%, 09/12/27(e)	400	402,795
HTA Group Ltd./Mauritius, 7.50%, 06/04/29(e)	200	201,192
Hubei United Development Investment Group Co. Ltd., 5.10%, 02/19/28(e)	200	200,268
IHS Holding Ltd., 6.25%, 11/29/28(e)	200	190,093
INNOVATE Corp., 8.50%, 02/01/26(b)	67	59,370
Jacobs Engineering Group Inc., 6.35%, 08/18/28	230	240,288
Jinan Urban Construction International Investment Co. Ltd., 5.00%, 11/06/27(e)	200	199,119
Lendlease U.S. Capital Inc., 4.50%, 05/26/26(e)	250	248,513
MasTec Inc.
4.50%, 08/15/28(b)	145	141,183
5.90%, 06/15/29	235	240,616
Mexico City Airport Trust, 4.25%, 10/31/26(e)	200	196,019
Railworks Holdings LP/Railworks Rally Inc., 8.25%, 11/15/28(b)	100	100,280
Sepco Virgin Ltd., 4.65%, (5-year CMT + 3.000%)(a)(e)(g)	200	198,630
Ste Transcore Holdings Inc.
3.38%, 05/05/27(b)	200	197,201
4.13%, 05/23/26(e)	200	199,986
Taizhou Urban Construction and Investment Development Group Co. Ltd., 5.45%, 07/11/27(e)	200	200,723
TopBuild Corp., 3.63%, 03/15/29(b)	125	116,162
Tutor Perini Corp., 11.88%, 04/30/29(b)	80	86,262
Vinci SA, 3.75%, 04/10/29(b)	305	298,111
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28(b)	135	126,311
Wuhan Metro Group Co. Ltd., 4.45%, 10/22/27(e)	200	199,706
Xingcheng Bvi Ltd., 2.38%, 10/08/26(e)	200	191,156
YI Bright International Ltd., 6.68%, 06/20/27(e)	200	204,286
		8,152,300
Entertainment — 0.2%
Affinity Interactive, 6.88%, 12/15/27(b)	179	128,341
Allwyn Entertainment Financing U.K. PLC, 7.88%, 04/30/29(e)	200	207,545
AMC Entertainment Holdings Inc.
7.50%, 02/15/29(b)	305	211,145
10.00%, 06/15/26, (10.00% Cash or 12.00% PIK)(b)(f)	290	286,024
Banijay Entertainment SASU, 8.13%, 05/01/29(b)	135	138,261
Boyne USA Inc., 4.75%, 05/15/29(b)	200	190,405
Caesars Entertainment Inc.
4.63%, 10/15/29(b)	350	323,467
7.00%, 02/15/30(b)	700	717,262
8.13%, 07/01/27(b)	169	169,446
CCM Merger Inc., 6.38%, 05/01/26(b)	100	100,157
Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millennium Op
5.25%, 07/15/29	100	95,310

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Entertainment (continued)
5.38%, 04/15/27	$185	$184,021
6.50%, 10/01/28	50	50,252
Churchill Downs Inc.
4.75%, 01/15/28(b)	245	237,431
5.50%, 04/01/27(b)	180	178,463
Cinemark USA Inc., 5.25%, 07/15/28(b)(c)	255	250,670
Empire Resorts Inc., 7.75%, 11/01/26(b)	105	99,891
Flutter Treasury Designated Activity Co., 6.38%, 04/29/29(b)	220	224,390
Great Canadian Gaming Corp., 8.75%, 11/15/29(b)	155	153,902
International Game Technology PLC
4.13%, 04/15/26(b)	200	197,329
5.25%, 01/15/29(b)	200	195,501
6.25%, 01/15/27(b)	240	241,754
Jacobs Entertainment Inc., 6.75%, 02/15/29(b)	150	136,432
Light & Wonder International Inc.
7.00%, 05/15/28(b)	250	250,096
7.25%, 11/15/29(b)	150	152,692
Lions Gate Capital Holdings 1 Inc., 5.50%, 04/15/29(b)	155	139,370
Lions Gate Capital Holdings LLC, 5.50%, 04/15/29(b)	100	77,145
Live Nation Entertainment Inc.
3.75%, 01/15/28(b)	150	143,874
4.75%, 10/15/27(b)	315	308,414
6.50%, 05/15/27(b)	375	379,308
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)	225	213,066
Mohegan Tribal Gaming Authority, 13.25%, 12/15/27(b)	150	166,364
Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, 04/15/30(b)	145	145,133
Motion Bondco DAC, 6.63%, 11/15/27(b)	145	136,989
Odeon Finco PLC, 12.75%, 11/01/27(b)	120	122,073
Penn Entertainment Inc.
4.13%, 07/01/29(b)	110	96,593
5.63%, 01/15/27(b)	135	133,051
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/29(b)	220	128,634
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29(e)	400	345,909
Scientific Games Holdings LP/Scientific Games U.S. FinCo Inc., 6.63%, 03/01/30(b)	235	224,184
SeaWorld Parks & Entertainment Inc., 5.25%, 08/15/29(b)	225	213,815
Six Flags Entertainment Corp./DE, 5.50%, 04/15/27(b)	160	158,563
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27(b)	150	144,074
Warnermedia Holdings Inc.
3.76%, 03/15/27	1,289	1,254,453
4.05%, 03/15/29	480	448,873
WMG Acquisition Corp., 3.75%, 12/01/29(b)	160	148,015
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(b)	200	193,029
		10,441,116
Environmental Control — 0.1%
Clean Harbors Inc.
4.88%, 07/15/27(b)	200	196,993
5.13%, 07/15/29(b)	5	4,901
Enviri Corp., 5.75%, 07/31/27(b)	160	154,507
Security	Par (000)	Value
Environmental Control (continued)
GFL Environmental Inc.
3.50%, 09/01/28(b)	$250	$236,995
4.00%, 08/01/28(b)	250	238,268
4.38%, 08/15/29(b)	150	142,784
4.75%, 06/15/29(b)	225	217,992
Madison IAQ LLC
4.13%, 06/30/28(b)	230	219,683
5.88%, 06/30/29(b)	325	307,195
Republic Services Inc.
2.30%, 03/01/30	175	159,041
2.90%, 07/01/26	100	98,502
3.38%, 11/15/27	65	63,817
3.95%, 05/15/28	275	273,367
4.88%, 04/01/29	215	218,880
5.00%, 11/15/29	135	138,080
Reworld Holding Corp., 4.88%, 12/01/29(b)	225	210,163
Veralto Corp.
5.35%, 09/18/28	265	273,445
5.50%, 09/18/26	285	288,993
Waste Connections Inc.
2.60%, 02/01/30	190	174,643
3.50%, 05/01/29	155	150,245
4.25%, 12/01/28	140	139,929
Waste Management Inc.
1.15%, 03/15/28	55	50,738
2.00%, 06/01/29	145	132,817
3.15%, 11/15/27	330	322,629
3.88%, 01/15/29(b)	235	231,333
4.50%, 03/15/28	300	303,749
4.63%, 02/15/30	220	223,130
4.65%, 03/15/30	200	202,921
4.88%, 02/15/29	275	281,367
4.95%, 07/03/27	150	152,743
		5,809,850
Food — 0.6%
Ahold Finance USA LLC, 6.88%, 05/01/29	110	119,573
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/29(b)	375	350,100
4.63%, 01/15/27(b)	455	450,190
4.88%, 02/15/30(b)	300	289,787
5.88%, 02/15/28(b)	250	249,977
6.50%, 02/15/28(b)(c)	250	254,026
Alsea SAB de CV, 7.75%, 12/14/26(e)	200	201,187
Aragvi Finance International DAC, 11.13%, 11/20/29(e)	200	198,596
B&G Foods Inc.
5.25%, 09/15/27(c)	175	164,322
8.00%, 09/15/28(b)	245	242,998
Bimbo Bakeries USA Inc., 6.05%, 01/15/29(e)	200	208,897
BRF SA, 4.88%, 01/24/30(e)	200	189,556
C&S Group Enterprises LLC, 5.00%, 12/15/28(b)	135	112,819
Cencosud SA, 4.38%, 07/17/27(e)	400	395,242
China Modern Dairy Holdings Ltd., 2.13%, 07/14/26(e)	400	387,114
Chobani Holdco II LLC, 8.75%, 10/01/29, (8.75% PIK)(b)(f)	208	220,916
Chobani LLC/Chobani Finance Corp. Inc.
4.63%, 11/15/28(b)	125	122,826
7.63%, 07/01/29(b)	150	157,359
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Food (continued)
Conagra Brands Inc.
1.38%, 11/01/27	$390	$359,889
4.85%, 11/01/28	345	347,070
5.30%, 10/01/26	175	176,504
7.00%, 10/01/28	188	201,545
Danone SA, 2.95%, 11/02/26(b)	695	681,766
General Mills Inc.
2.88%, 04/15/30	200	184,612
3.20%, 02/10/27	215	211,005
4.20%, 04/17/28	345	344,024
4.70%, 01/30/27	150	150,858
4.88%, 01/30/30	260	262,953
5.50%, 10/17/28	235	242,989
Hershey Co. (The)
2.30%, 08/15/26	30	29,366
2.45%, 11/15/29	100	92,667
4.25%, 05/04/28	120	121,104
4.55%, 02/24/28	60	61,060
4.75%, 02/24/30	205	209,703
Hormel Foods Corp.
1.70%, 06/03/28	70	65,171
4.80%, 03/30/27	185	187,164
Ingredion Inc., 3.20%, 10/01/26	35	34,359
J.M. Smucker Co. (The)
2.38%, 03/15/30	100	90,334
5.90%, 11/15/28	320	335,824
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
2.50%, 01/15/27	380	366,841
3.00%, 02/02/29	100	94,019
5.13%, 02/01/28	490	496,405
5.50%, 01/15/30	300	304,920
KeHE Distributors LLC/KeHE Finance Corp./NextWave Distribution Inc., 9.00%, 02/15/29(b)	290	296,972
Kellanova
3.40%, 11/15/27	125	122,322
4.30%, 05/15/28	295	295,701
Kraft Heinz Foods Co.
3.00%, 06/01/26	533	524,808
3.75%, 04/01/30	200	192,277
3.88%, 05/15/27	512	506,777
4.63%, 01/30/29	85	85,268
Kroger Co. (The)
2.65%, 10/15/26	335	326,822
3.70%, 08/01/27	25	24,695
4.50%, 01/15/29	255	256,480
Lamb Weston Holdings Inc.
4.13%, 01/31/30(b)	275	258,130
4.88%, 05/15/28(b)	200	197,415
Land O'Lakes Capital Trust I, 7.45%, 03/15/28(b)	65	64,565
Mars Inc.
0.88%, 07/16/26(b)	185	178,197
3.20%, 04/01/30(b)	200	189,176
4.45%, 03/01/27(b)	575	578,538
4.55%, 04/20/28(b)	330	333,301
4.60%, 03/01/28(b)	1,025	1,036,112
4.80%, 03/01/30(b)	1,310	1,326,058
McCormick & Co. Inc./MD, 3.40%, 08/15/27	179	175,502
Mondelez International Holdings Netherlands BV, 1.25%, 09/24/26(b)	205	196,327
Security	Par (000)	Value
Food (continued)
Mondelez International Inc.
2.63%, 03/17/27	$252	$244,294
2.75%, 04/13/30	200	184,166
4.13%, 05/07/28	95	94,683
4.75%, 02/20/29	160	162,483
Nestle Capital Corp., 4.65%, 03/12/29(b)	150	153,511
Nestle Holdings Inc.
1.00%, 09/15/27(b)	395	369,128
1.15%, 01/14/27(b)	280	267,126
1.50%, 09/14/28(b)	205	189,165
3.63%, 09/24/28(b)	300	296,470
4.13%, 10/01/27(b)	255	255,777
4.25%, 10/01/29(b)	180	180,497
4.95%, 03/14/30(b)	190	195,943
5.00%, 03/14/28(b)	205	210,777
5.00%, 09/12/28(b)	150	154,740
Performance Food Group Inc.
4.25%, 08/01/29(b)	300	283,922
5.50%, 10/15/27(b)	325	322,703
Post Holdings Inc.
4.63%, 04/15/30(b)	430	406,120
5.50%, 12/15/29(b)	350	343,642
Sigma Finance Netherlands BV, 4.88%, 03/27/28(e)	200	199,105
Simmons Foods Inc./Simmons Prepared Foods Inc./Simmons Pet Food Inc./Simmons Feed, 4.63%, 03/01/29(b)	260	241,570
Smithfield Foods Inc.
4.25%, 02/01/27(b)	247	244,115
5.20%, 04/01/29(b)	150	150,310
Sysco Corp.
2.40%, 02/15/30	150	135,688
3.25%, 07/15/27	107	104,466
3.30%, 07/15/26	437	430,971
5.75%, 01/17/29	130	135,269
5.95%, 04/01/30	300	315,772
The Campbell's Co.
2.38%, 04/24/30	150	134,574
4.15%, 03/15/28	405	402,437
5.20%, 03/19/27	165	167,470
5.20%, 03/21/29	155	158,408
TreeHouse Foods Inc., 4.00%, 09/01/28	160	143,311
Tyson Foods Inc.
3.55%, 06/02/27	346	340,487
4.35%, 03/01/29	265	262,734
5.40%, 03/15/29	150	154,334
U.S. Foods Inc.
4.75%, 02/15/29(b)	305	296,331
6.88%, 09/15/28(b)	175	179,655
United Natural Foods Inc., 6.75%, 10/15/28(b)(c)	160	156,994
		25,802,228
Food Service — 0.0%
Aramark Services Inc., 5.00%, 02/01/28(b)	385	378,946
TKC Holdings Inc.
6.88%, 05/15/28(b)	155	155,403
10.50%, 05/15/29(b)	200	200,602
		734,951
Forest Products & Paper — 0.1%
Ahlstrom Holding 3 OY, 4.88%, 02/04/28(b)	100	93,731
Celulosa Arauco y Constitucion SA
3.88%, 11/02/27	205	199,369

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Forest Products & Paper (continued)
4.25%, 04/30/29(e)	$200	$189,597
Domtar Corp., 6.75%, 10/01/28(b)	210	175,879
Georgia-Pacific LLC
0.95%, 05/15/26(b)	75	72,408
2.10%, 04/30/27(b)	180	172,880
2.30%, 04/30/30(b)	300	270,641
7.75%, 11/15/29	122	138,521
Glatfelter Corp., 4.75%, 11/15/29(b)	145	126,536
Inversiones CMPC SA, 4.38%, 04/04/27(e)	200	198,004
Mercer International Inc.
5.13%, 02/01/29	264	216,905
12.88%, 10/01/28(b)	93	95,064
Suzano Austria GmbH
2.50%, 09/15/28	155	142,582
5.00%, 01/15/30	300	293,139
5.75%, 07/14/26(e)	200	201,814
6.00%, 01/15/29	510	520,267
Suzano International Finance BV, 5.50%, 01/17/27	358	361,250
UPM-Kymmene OYJ, 7.45%, 11/26/27(b)	100	106,288
		3,574,875
Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.75%, 05/20/27	175	167,125
5.88%, 08/20/26	205	202,575
9.38%, 06/01/28(b)	170	168,944
APA Infrastructure Ltd., 4.25%, 07/15/27(b)	305	303,433
Atmos Energy Corp.
2.63%, 09/15/29	115	107,204
3.00%, 06/15/27	185	180,818
Boston Gas Co.
3.00%, 08/01/29(b)	165	152,637
3.15%, 08/01/27(b)	70	68,061
Brooklyn Union Gas Co. (The)
3.87%, 03/04/29(b)	120	115,983
4.63%, 08/05/27(b)	188	188,477
CenterPoint Energy Resources Corp.
4.00%, 04/01/28	85	84,422
5.25%, 03/01/28	395	405,294
ENN Clean Energy International Investment Ltd., 3.38%, 05/12/26(e)	200	196,161
ENN Energy Holdings Ltd., 4.63%, 05/17/27(e)	400	400,972
KeySpan Gas East Corp., 2.74%, 08/15/26(b)	285	278,321
Korea Gas Corp.
1.13%, 07/13/26(e)	400	385,262
2.88%, 07/16/29(e)	200	188,234
3.50%, 07/02/26(e)	400	396,413
National Fuel Gas Co.
4.75%, 09/01/28	35	34,832
5.50%, 10/01/26	130	131,442
5.50%, 03/15/30	150	153,516
NiSource Inc.
2.95%, 09/01/29	220	206,259
3.49%, 05/15/27	310	304,514
5.20%, 07/01/29	210	214,718
5.25%, 03/30/28	475	485,666
6.95%, 11/30/54, (5-year CMT + 2.451%)(a)	160	162,756
ONE Gas Inc., 5.10%, 04/01/29	150	153,883
Piedmont Natural Gas Co. Inc., 3.50%, 06/01/29	180	173,186
SGSP Australia Assets Pty Ltd., 3.25%, 07/29/26(e)	200	197,129
Shaoxing City Investment Group Ltd., 2.50%, 08/19/26(e)	400	383,982
Security	Par (000)	Value
Gas (continued)
Southern California Gas Co.
2.95%, 04/15/27	$645	$628,510
Series TT, 2.60%, 06/15/26	167	163,480
Series XX, 2.55%, 02/01/30	200	183,236
Southern Co. Gas Capital Corp., 3.25%, 06/15/26	285	282,150
Southwest Gas Corp.
3.70%, 04/01/28	50	48,877
5.45%, 03/23/28	95	97,213
5.80%, 12/01/27	65	66,788
Talent Yield International Ltd., 2.00%, 05/06/26(e)	200	195,112
		8,257,585
Hand & Machine Tools — 0.0%
Kennametal Inc., 4.63%, 06/15/28	70	69,868
Regal Rexnord Corp.
6.05%, 04/15/28	470	481,819
6.30%, 02/15/30	320	330,379
Stanley Black & Decker Inc.
2.30%, 03/15/30	240	208,968
4.25%, 11/15/28	105	103,491
6.00%, 03/06/28	205	212,807
Werner FinCo LP/Werner FinCo Inc., 11.50%, 06/15/28(b)	130	136,500
		1,543,832
Health Care - Products — 0.3%
Abbott Laboratories
1.15%, 01/30/28	185	172,908
3.75%, 11/30/26	575	574,009
Agilent Technologies Inc.
2.75%, 09/15/29	155	143,706
4.20%, 09/09/27	175	174,840
Alcon Finance Corp.
2.75%, 09/23/26(b)	230	223,963
3.00%, 09/23/29(b)	250	232,760
Avantor Funding Inc.
3.88%, 11/01/29(b)	235	217,010
4.63%, 07/15/28(b)	460	443,675
Bausch & Lomb Corp., 8.38%, 10/01/28(b)	420	438,040
Baxter International Inc.
1.92%, 02/01/27	537	513,785
2.27%, 12/01/28	440	405,814
3.95%, 04/01/30	150	144,658
Boston Scientific Corp., 4.00%, 03/01/28	15	14,942
DH Europe Finance II SARL, 2.60%, 11/15/29	200	185,617
Edwards Lifesciences Corp., 4.30%, 06/15/28	295	292,645
Embecta Corp.
5.00%, 02/15/30(b)	150	135,005
6.75%, 02/15/30(b)	10	9,675
GE HealthCare Technologies Inc.
4.80%, 08/14/29	280	282,072
5.65%, 11/15/27	610	627,362
5.86%, 03/15/30	400	419,138
Hologic Inc.
3.25%, 02/15/29(b)	300	280,040
4.63%, 02/01/28(b)	145	142,513
Medline Borrower LP
3.88%, 04/01/29(b)	1,395	1,301,291
5.25%, 10/01/29(b)	780	741,170
Medline Borrower LP/Medline Co-Issuer Inc., 6.25%, 04/01/29(b)	485	488,853
Medtronic Global Holdings SCA, 4.25%, 03/30/28	265	266,350
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Products (continued)
Revvity Inc.
1.90%, 09/15/28	$160	$146,684
3.30%, 09/15/29	290	273,190
Solventum Corp.
5.40%, 03/01/29	510	520,441
5.45%, 02/25/27	220	223,370
Stryker Corp.
3.65%, 03/07/28	200	196,762
4.25%, 09/11/29	185	183,989
4.55%, 02/10/27	175	176,034
4.70%, 02/10/28	175	176,969
4.85%, 12/08/28	160	162,868
4.85%, 02/10/30	300	304,218
Teleflex Inc.
4.25%, 06/01/28(b)	150	143,581
4.63%, 11/15/27	185	181,114
Thermo Fisher Scientific Inc.
1.75%, 10/15/28	195	179,791
2.60%, 10/01/29	250	233,009
4.80%, 11/21/27	304	308,889
4.95%, 08/10/26	195	196,620
5.00%, 12/05/26	390	394,554
5.00%, 01/31/29(c)	355	365,006
Varex Imaging Corp., 7.88%, 10/15/27(b)	110	105,660
Zimmer Biomet Holdings Inc.
4.70%, 02/19/27	100	100,406
5.05%, 02/19/30	180	182,780
5.35%, 12/01/28	165	169,343
		13,797,119
Health Care - Services — 0.7%
Acadia Healthcare Co. Inc.
5.00%, 04/15/29(b)	140	132,327
5.50%, 07/01/28(b)	150	146,820
Advocate Health & Hospitals Corp., 3.83%, 08/15/28	10	9,851
AHP Health Partners Inc., 5.75%, 07/15/29(b)	95	87,809
Ascension Health, Series B, 2.53%, 11/15/29	250	230,741
Bon Secours Mercy Health Inc., Series 2018, 4.30%, 07/01/28	65	64,975
Centene Corp.
2.45%, 07/15/28	700	643,726
3.38%, 02/15/30	600	547,287
4.25%, 12/15/27	760	742,467
4.63%, 12/15/29	1,075	1,036,622
Charles River Laboratories International Inc.
3.75%, 03/15/29(b)	160	146,526
4.25%, 05/01/28(b)	200	190,282
CHRISTUS Health, Series C, 4.34%, 07/01/28	100	99,564
CHS/Community Health Systems Inc.
5.63%, 03/15/27(b)	655	638,648
6.00%, 01/15/29(b)	200	186,539
6.88%, 04/01/28(b)	187	144,078
6.88%, 04/15/29(b)	375	274,298
8.00%, 12/15/27(b)	207	207,084
Cigna Group (The)
2.40%, 03/15/30	400	362,047
3.05%, 10/15/27	35	33,969
3.40%, 03/01/27	529	520,344
4.38%, 10/15/28	1,105	1,102,642
5.00%, 05/15/29	300	305,636
Security	Par (000)	Value
Health Care - Services (continued)
CommonSpirit Health
3.35%, 10/01/29	$290	$274,578
6.07%, 11/01/27	260	269,397
Elevance Health Inc.
2.88%, 09/15/29	245	229,324
3.65%, 12/01/27	425	418,019
4.10%, 03/01/28	470	467,079
4.50%, 10/30/26	135	135,442
4.75%, 02/15/30	225	226,716
5.15%, 06/15/29	190	194,652
Encompass Health Corp.
4.50%, 02/01/28	265	260,592
4.75%, 02/01/30	250	243,198
Fresenius Medical Care U.S. Finance III Inc.
1.88%, 12/01/26(b)	105	100,564
3.75%, 06/15/29(b)	155	147,178
HCA Inc.
3.13%, 03/15/27	362	352,853
3.38%, 03/15/29	100	95,293
4.13%, 06/15/29	600	583,731
4.50%, 02/15/27	390	389,506
5.00%, 03/01/28	255	257,936
5.20%, 06/01/28	340	345,411
5.25%, 06/15/26	521	522,458
5.25%, 03/01/30	250	253,868
5.38%, 09/01/26	349	351,110
5.63%, 09/01/28	385	394,407
5.88%, 02/01/29	340	351,111
Health Care Service Corp. A Mutual Legal Reserve Co., 5.20%, 06/15/29(b)	55	56,019
HealthEquity Inc., 4.50%, 10/01/29(b)	175	165,337
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 04/30/28(b)	240	253,024
Highmark Inc., 1.45%, 05/10/26(b)	281	269,370
Humana Inc.
1.35%, 02/03/27	507	479,487
3.13%, 08/15/29	40	37,364
3.70%, 03/23/29	250	240,911
3.95%, 03/15/27	40	39,592
4.88%, 04/01/30	150	150,106
5.75%, 03/01/28	270	278,044
5.75%, 12/01/28	125	129,435
ICON Investments Six DAC
5.81%, 05/08/27	210	214,155
5.85%, 05/08/29	230	235,555
IQVIA Inc.
5.00%, 10/15/26(b)	305	303,148
5.00%, 05/15/27(b)	365	362,108
5.70%, 05/15/28	200	203,596
6.25%, 02/01/29	375	390,221
Kedrion SpA, 6.50%, 09/01/29(b)	250	239,577
Laboratory Corp. of America Holdings
1.55%, 06/01/26	252	244,299
2.95%, 12/01/29	175	162,889
3.60%, 09/01/27	10	9,836
4.35%, 04/01/30	200	196,534
LifePoint Health Inc., 5.38%, 01/15/29(b)(c)	150	134,786
ModivCare Inc., 5.00%, 10/01/29(b)	150	6,319
Molina Healthcare Inc., 4.38%, 06/15/28(b)	280	269,195
Pediatrix Medical Group Inc., 5.38%, 02/15/30(b)	125	120,542
Prime Healthcare Services Inc., 9.38%, 09/01/29(b)	465	443,094

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care - Services (continued)
Providence St. Joseph Health Obligated Group, Series 19A, 2.53%, 10/01/29	$200	$183,072
Quest Diagnostics Inc.
3.45%, 06/01/26	260	257,675
4.20%, 06/30/29	210	207,981
4.60%, 12/15/27	90	90,723
4.63%, 12/15/29	200	200,854
Radiology Partners Inc.
7.78%, 01/31/29, (4.28% Cash and 3.50% PIK)(b)(f)	14	13,922
9.78%, 02/15/30, (6.78% PIK)(b)(f)	225	209,917
RCN Corp., 11.63%, 04/15/23(d)	100	—
Rede D'or Finance SARL
4.50%, 01/22/30(e)	200	186,051
4.95%, 01/17/28(e)	200	196,358
Roche Holdings Inc.
1.93%, 12/13/28(b)	630	584,393
2.31%, 03/10/27(b)	530	514,685
2.63%, 05/15/26(b)	200	196,777
3.63%, 09/17/28(b)	250	247,495
4.20%, 09/09/29(b)	205	205,517
4.79%, 03/08/29(b)	200	204,183
5.27%, 11/13/26(b)	380	386,875
5.34%, 11/13/28(b)	440	456,762
SSM Health Care Corp.
4.89%, 06/01/28	167	169,505
Series A, 3.82%, 06/01/27	165	163,514
Sutter Health, Series 2018, 3.70%, 08/15/28	108	105,825
Tenet Healthcare Corp.
4.25%, 06/01/29	425	405,118
4.38%, 01/15/30	480	455,135
4.63%, 06/15/28	200	194,707
5.13%, 11/01/27	450	446,373
6.13%, 10/01/28	750	748,337
6.25%, 02/01/27	430	429,761
Toledo Hospital (The), Series B, 5.33%, 11/15/28	135	129,955
U.S. Acute Care Solutions LLC, 9.75%, 05/15/29(b)	300	304,184
UnitedHealth Group Inc.
3.70%, 05/15/27	530	526,030
1.15%, 05/15/26	447	432,931
2.88%, 08/15/29	340	321,509
2.95%, 10/15/27	360	350,648
3.38%, 04/15/27	195	192,574
3.45%, 01/15/27	253	250,856
3.85%, 06/15/28	490	486,058
3.88%, 12/15/28	125	123,538
4.00%, 05/15/29	305	301,548
4.25%, 01/15/29	395	394,987
4.60%, 04/15/27	325	328,514
4.70%, 04/15/29	150	152,175
4.75%, 07/15/26	155	156,237
4.80%, 01/15/30	400	406,752
5.25%, 02/15/28	445	458,268
5.30%, 02/15/30	380	394,018
Universal Health Services Inc.
1.65%, 09/01/26	275	263,636
4.63%, 10/15/29	170	165,600
		33,954,781
Holding Companies - Diversified — 0.6%
Abu Dhabi Developmental Holding Co. PJSC, 5.38%, 05/08/29(e)	400	412,311
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Aercap Sukuk Ltd./Cayman Islands, 4.50%, 10/03/29(b)	$265	$259,573
Amipeace Ltd., 1.75%, 11/09/26(e)	200	193,046
Antares Holdings LP
2.75%, 01/15/27(b)	250	237,558
3.95%, 07/15/26(b)	250	244,226
6.50%, 02/08/29(b)	250	249,395
7.95%, 08/11/28(b)	260	273,697
Apollo Debt Solutions BDC, 6.90%, 04/13/29	255	262,258
Ares Capital Corp.
2.15%, 07/15/26	387	372,910
2.88%, 06/15/27	100	95,386
2.88%, 06/15/28	410	380,415
5.88%, 03/01/29	295	297,608
5.95%, 07/15/29	255	258,300
7.00%, 01/15/27	200	205,338
Ares Strategic Income Fund
5.60%, 02/15/30(b)	215	211,747
5.70%, 03/15/28(b)	285	284,717
6.35%, 08/15/29(b)	200	203,360
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26	140	133,692
5.95%, 03/15/30	130	127,394
Barings BDC Inc.
3.30%, 11/23/26	190	182,845
7.00%, 02/15/29	50	51,233
Benteler International AG, Class A, 10.50%, 05/15/28(b)	175	178,572
Blackstone Private Credit Fund
2.63%, 12/15/26	437	419,149
3.25%, 03/15/27	365	351,732
4.00%, 01/15/29	260	245,650
4.95%, 09/26/27(b)	45	44,575
5.60%, 11/22/29(b)	150	148,275
5.95%, 07/16/29	205	206,078
7.30%, 11/27/28	110	116,418
Blackstone Secured Lending Fund
2.13%, 02/15/27	245	231,921
2.75%, 09/16/26	270	260,924
2.85%, 09/30/28	160	146,585
5.35%, 04/13/28	105	104,767
5.88%, 11/15/27	105	106,300
Blue Owl Capital Corp.
2.63%, 01/15/27	180	171,220
2.88%, 06/11/28	265	241,971
3.40%, 07/15/26	305	296,452
5.95%, 03/15/29	315	312,662
Blue Owl Capital Corp. II, 8.45%, 11/15/26	105	109,539
Blue Owl Capital Corp. III, 3.13%, 04/13/27	65	61,839
Blue Owl Credit Income Corp.
3.13%, 09/23/26	70	67,422
4.70%, 02/08/27	208	204,832
5.80%, 03/15/30(b)	250	244,374
6.60%, 09/15/29(b)	235	237,768
7.75%, 09/16/27	215	223,014
7.75%, 01/15/29	195	205,001
7.95%, 06/13/28	190	200,219
Blue Owl Technology Finance Corp.
2.50%, 01/15/27	170	160,138
3.75%, 06/17/26(b)	45	43,876
6.10%, 03/15/28(b)	155	153,620
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Blue Owl Technology Finance Corp. II, 6.75%, 04/04/29	$250	$250,573
Bright Galaxy International Ltd., 3.25%, 07/15/26(e)	200	193,114
Carlyle Secured Lending Inc., 6.75%, 02/18/30	85	85,877
Ccthk 2021 Ltd., 2.75%, 01/19/27(e)	200	194,284
CITIC Ltd.
2.85%, 02/25/30(e)	200	187,405
2.88%, 02/17/27(e)	200	195,324
3.70%, 06/14/26(e)	200	198,827
3.88%, 02/28/27(e)	400	397,438
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29(b)	30	27,763
CK Hutchison International 19 Ltd., 3.63%, 04/11/29(b)	290	279,292
Compass Group Diversified Holdings LLC, 5.25%, 04/15/29(b)	300	283,012
Fairfax India Holdings Corp., 5.00%, 02/26/28(e)	250	233,238
Franklin BSP Capital Corp., 7.20%, 06/15/29	135	137,348
FS KKR Capital Corp.
2.63%, 01/15/27	30	28,380
3.13%, 10/12/28	255	230,280
3.25%, 07/15/27	150	142,333
6.13%, 01/15/30	270	265,417
6.88%, 08/15/29	150	152,473
7.88%, 01/15/29	120	125,425
Fund of National Welfare Samruk-Kazyna JSC, 2.00%, 10/28/26(e)	200	189,016
Gaci First Investment Co.
4.75%, 02/14/30(e)	400	398,025
5.00%, 10/13/27(e)	400	401,995
5.00%, 01/29/29(e)	600	603,451
5.25%, 01/29/30(e)	600	610,543
Goldman Sachs BDC Inc., 6.38%, 03/11/27	135	138,018
Golub Capital BDC Inc.
2.05%, 02/15/27	120	112,715
2.50%, 08/24/26	240	230,935
6.00%, 07/15/29	205	205,521
7.05%, 12/05/28	170	177,136
Golub Capital Private Credit Fund, 5.80%, 09/12/29(b)	160	157,501
HPS Corporate Lending Fund
5.45%, 01/14/28	200	199,913
6.25%, 09/30/29	115	116,702
6.75%, 01/30/29	185	190,600
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(e)	200	194,863
4.75%, 04/27/27(e)	400	395,862
Huarong Finance 2019 Co. Ltd., 4.50%, 05/29/29(e)	200	192,672
Huarong Finance II Co. Ltd.
4.63%, 06/03/26(e)	400	397,250
4.88%, 11/22/26(e)	200	198,928
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29	225	187,376
5.25%, 05/15/27	433	410,072
6.25%, 05/15/26	231	230,099
9.75%, 01/15/29	225	222,080
10.00%, 11/15/29(b)	160	156,690
Khazanah Global Sukuk Bhd
4.48%, 09/05/29(e)	200	199,408
4.69%, 06/01/28(e)	400	402,962
Security	Par (000)	Value
Holding Companies - Diversified (continued)
Magellan Capital Holdings PLC, 8.38%, 07/08/29, (1-year CMT + 4.233%)(a)(e)	$200	$204,560
Main Street Capital Corp.
3.00%, 07/14/26	257	248,540
6.50%, 06/04/27	100	101,638
6.95%, 03/01/29	75	76,883
MDGH GMTN RSC Ltd.
2.50%, 05/21/26(e)	400	391,109
2.88%, 11/07/29(e)	400	373,953
3.00%, 03/28/27(e)	200	194,597
4.50%, 11/07/28(e)	200	200,820
Morgan Stanley Direct Lending Fund
4.50%, 02/11/27(c)	100	99,140
6.15%, 05/17/29	125	127,326
MSD Investment Corp., 6.25%, 05/31/30(b)	50	49,074
Mumtalakat Sukuk Holding Co., 4.10%, 01/21/27(e)	200	193,018
New Mountain Finance Corp.
6.20%, 10/15/27	95	94,991
6.88%, 02/01/29	105	105,873
North Haven Private Income Fund LLC, 5.75%, 02/01/30	90	89,293
Nuveen Churchill Direct Lending Corp., 6.65%, 03/15/30	80	81,211
Oaktree Specialty Lending Corp.
2.70%, 01/15/27	130	122,705
6.34%, 02/27/30	90	88,806
7.10%, 02/15/29	120	122,164
Oaktree Strategic Credit Fund
6.50%, 07/23/29	110	111,942
8.40%, 11/14/28	110	118,340
Prospect Capital Corp.
3.36%, 11/15/26(c)	135	126,435
3.44%, 10/15/28	100	87,430
Rongshi International Finance Ltd., 3.63%, 05/04/27(e)	200	198,400
SFG International Holdings Co. Ltd., 2.40%, 06/03/26(e)	200	192,220
Sixth Street Lending Partners
5.75%, 01/15/30	205	202,690
6.50%, 03/11/29	205	208,521
Sixth Street Specialty Lending Inc.
2.50%, 08/01/26	40	38,643
6.13%, 03/01/29(c)	50	50,619
6.95%, 08/14/28	145	150,783
SMIC SG Holdings Pte Ltd., 5.38%, 07/24/29(e)	200	200,220
Suci Second Investment Co.
4.38%, 09/10/27(e)	400	397,307
6.00%, 10/25/28(e)	800	831,151
Temasek Financial I Ltd., 3.63%, 08/01/28(b)	500	495,822
Turkiye Varlik Fonu Yonetimi AS, 8.25%, 02/14/29(e)	200	203,922
TVF Varlik Kiralama AS, 6.95%, 01/23/30(e)	200	198,337
Yieldking Investment Ltd., 2.80%, 08/18/26(e)	200	192,859
Zhongyuan Zhicheng Co. Ltd., 5.90%, 06/20/27(e)	400	407,415
		28,338,795
Home Builders — 0.1%
Adams Homes Inc., 9.25%, 10/15/28(b)	103	103,443
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.63%, 08/01/29(b)	110	102,012
4.63%, 04/01/30(b)	125	114,737
6.63%, 01/15/28(b)	90	89,750
Beazer Homes USA Inc., 5.88%, 10/15/27	125	121,666

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Home Builders (continued)
Brookfield Residential Properties Inc./Brookfield Residential U.S. LLC
4.88%, 02/15/30(b)	$155	$134,960
5.00%, 06/15/29(b)	100	88,981
6.25%, 09/15/27(b)	205	201,020
Century Communities Inc.
3.88%, 08/15/29(b)	150	134,198
6.75%, 06/01/27	195	195,007
DR Horton Inc.
1.30%, 10/15/26	277	265,138
1.40%, 10/15/27	140	130,393
Dream Finders Homes Inc., 8.25%, 08/15/28(b)	120	123,338
Empire Communities Corp., 9.75%, 05/01/29(b)	145	141,405
Forestar Group Inc., 5.00%, 03/01/28(b)	98	95,181
Installed Building Products Inc., 5.75%, 02/01/28(b)	110	108,219
K Hovnanian Enterprises Inc., 11.75%, 09/30/29(b)	135	143,548
KB Home, 6.88%, 06/15/27	130	133,170
Landsea Homes Corp., 8.88%, 04/01/29(b)(c)	100	94,828
Lennar Corp.
4.75%, 11/29/27	377	378,453
5.00%, 06/15/27	65	65,359
5.25%, 06/01/26	200	200,608
LGI Homes Inc.
4.00%, 07/15/29(b)	75	65,168
8.75%, 12/15/28(b)	130	131,341
M/I Homes Inc., 4.95%, 02/01/28	152	148,361
Mattamy Group Corp.
4.63%, 03/01/30(b)	170	155,772
5.25%, 12/15/27(b)	195	189,535
MDC Holdings Inc., 3.85%, 01/15/30	80	76,339
Meritage Homes Corp.
3.88%, 04/15/29(b)	120	114,366
5.13%, 06/06/27	115	115,770
New Home Co. Inc. (The), 9.25%, 10/01/29(b)	95	98,097
PulteGroup Inc., 5.00%, 01/15/27	80	80,574
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28	185	179,372
4.75%, 04/01/29	75	70,664
STL Holding Co. LLC, 8.75%, 02/15/29(b)	80	81,402
Taylor Morrison Communities Inc.
5.75%, 01/15/28(b)	175	175,154
5.88%, 06/15/27(b)	170	170,930
Thor Industries Inc., 4.00%, 10/15/29(b)	150	134,901
Toll Brothers Finance Corp.
3.80%, 11/01/29(c)	100	95,690
4.35%, 02/15/28	45	44,587
4.88%, 03/15/27	234	234,254
Tri Pointe Homes Inc.
5.25%, 06/01/27	120	119,535
5.70%, 06/15/28	100	100,158
Winnebago Industries Inc., 6.25%, 07/15/28(b)	54	53,697
		5,801,081
Home Furnishings — 0.0%
Arcelik A/S, 8.50%, 09/25/28(e)	200	205,126
Leggett & Platt Inc.
3.50%, 11/15/27	195	187,475
4.40%, 03/15/29(c)	155	148,464
Panasonic Holdings Corp., 3.11%, 07/19/29(b)	200	189,579
Tempur Sealy International Inc., 4.00%, 04/15/29(b)	250	232,125
Vestel Elektronik Sanayi ve Ticaret AS, 9.75%, 05/15/29(e)	200	160,980
Security	Par (000)	Value
Home Furnishings (continued)
Whirlpool Corp., 4.75%, 02/26/29(c)	$260	$246,383
		1,370,132
Household Products & Wares — 0.1%
ACCO Brands Corp., 4.25%, 03/15/29(b)	175	151,963
Avery Dennison Corp.
2.65%, 04/30/30	100	90,150
4.88%, 12/06/28	90	90,735
Central Garden & Pet Co., 5.13%, 02/01/28	105	103,659
Church & Dwight Co. Inc., 3.15%, 08/01/27	290	283,183
Clorox Co. (The)
3.10%, 10/01/27	85	82,848
3.90%, 05/15/28	240	237,275
4.40%, 05/01/29	105	105,162
Kimberly-Clark Corp.
1.05%, 09/15/27	220	205,252
3.10%, 03/26/30	200	189,524
3.20%, 04/25/29	245	236,936
3.95%, 11/01/28	150	149,394
Reckitt Benckiser Treasury Services PLC, 3.00%, 06/26/27(b)	880	856,626
		2,782,707
Housewares — 0.0%
CD&R Smokey Buyer Inc./Radio Systems Corp., 9.50%, 10/15/29(b)	255	219,458
Newell Brands Inc.
5.20%, 04/01/26	290	286,390
6.38%, 09/15/27	150	146,761
6.63%, 09/15/29	160	150,882
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/29	115	107,502
5.25%, 12/15/26	130	129,057
		1,040,050
Insurance — 1.3%
ACE Capital Trust II, Series N, 9.70%, 04/01/30	100	118,702
Acrisure LLC/Acrisure Finance Inc.
4.25%, 02/15/29(b)	225	210,366
6.00%, 08/01/29(b)	150	143,238
8.25%, 02/01/29(b)	277	283,646
8.50%, 06/15/29(b)	150	154,681
Aegon Ltd., 5.50%, 04/11/48(a)	305	302,160
Aflac Inc.
2.88%, 10/15/26	145	141,895
3.60%, 04/01/30	300	288,999
AIA Group Ltd.
3.38%, 04/07/30(b)	300	286,052
3.60%, 04/09/29(b)	300	291,912
5.63%, 10/25/27(b)	530	548,089
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
4.25%, 10/15/27(b)	250	241,392
5.88%, 11/01/29(b)	125	120,290
6.75%, 10/15/27(b)	380	378,422
6.75%, 04/15/28(b)	400	402,496
Allstate Corp. (The)
3.28%, 12/15/26	125	122,710
5.05%, 06/24/29	215	219,213
American Financial Group Inc./OH, 5.25%, 04/02/30	90	92,352
American International Group Inc.
4.20%, 04/01/28	210	208,656
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
Series A-9, 5.75%, 04/01/48(a)	$50	$49,377
American National Global Funding, 5.55%, 01/28/30(b)	150	153,386
American National Group Inc.
5.00%, 06/15/27	51	51,096
5.75%, 10/01/29	190	193,070
AmWINS Group Inc.
4.88%, 06/30/29(b)	250	238,049
6.38%, 02/15/29(b)	230	232,567
Aon Corp.
3.75%, 05/02/29	290	281,890
4.50%, 12/15/28	170	170,613
Aon Corp./Aon Global Holdings PLC, 2.85%, 05/28/27	125	121,440
Aon North America Inc.
5.13%, 03/01/27	240	243,321
5.15%, 03/01/29	325	331,780
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Inves, 7.88%, 11/01/29(b)	225	219,890
Argentum Netherlands BV for Zurich Insurance Co. Ltd., 5.13%, 06/01/48, (5-year CMT + 3.265%)(a)(e)	200	196,243
Arthur J Gallagher & Co.
4.60%, 12/15/27	125	125,854
4.85%, 12/15/29	270	273,267
Assurant Inc.
3.70%, 02/22/30	115	108,345
4.90%, 03/27/28	140	140,477
7.00%, 03/27/48(a)	5	4,987
Assured Guaranty U.S. Holdings Inc., 6.13%, 09/15/28	115	120,059
AssuredPartners Inc., 5.63%, 01/15/29(b)	175	174,754
Athene Global Funding
1.61%, 06/29/26(b)	260	251,289
1.73%, 10/02/26(b)	320	307,466
1.99%, 08/19/28(b)	255	233,960
2.45%, 08/20/27(b)	50	47,561
2.50%, 03/24/28(b)	265	249,337
2.72%, 01/07/29(b)	110	101,905
2.95%, 11/12/26(b)	80	78,170
4.72%, 10/08/29(b)	250	247,889
4.86%, 08/27/26(b)	225	225,933
4.95%, 01/07/27(b)	325	326,868
5.34%, 01/15/27(b)	45	45,647
5.35%, 07/09/27(b)	150	152,589
5.38%, 01/07/30(b)	225	229,427
5.52%, 03/25/27(b)	170	172,737
5.58%, 01/09/29(b)	350	358,185
5.62%, 05/08/26(b)	75	75,740
Athene Holding Ltd.
4.13%, 01/12/28	550	542,122
6.15%, 04/03/30	150	157,467
AXA SA, 5.13%, 01/17/47, (1-day SOFR Index + 4.145%)(a)(e)	200	199,545
Axis Specialty Finance LLC
3.90%, 07/15/29	155	149,072
4.90%, 01/15/40, (5-year CMT + 3.186%)(a)	75	70,970
Axis Specialty Finance PLC, 4.00%, 12/06/27	250	246,269
Berkshire Hathaway Finance Corp., 2.30%, 03/15/27	810	788,098
Security	Par (000)	Value
Insurance (continued)
Brighthouse Financial Global Funding
1.55%, 05/24/26(b)	$339	$328,000
2.00%, 06/28/28(b)	100	91,846
5.55%, 04/09/27(b)	200	203,560
5.65%, 06/10/29(b)	150	152,192
Brighthouse Financial Inc., 3.70%, 06/22/27	220	215,747
BroadStreet Partners Inc., 5.88%, 04/15/29(b)	225	217,272
Brown & Brown Inc., 4.50%, 03/15/29	100	99,630
China Life Insurance Overseas Co. Ltd./Hong Kong, 5.35%, 08/15/33, (5-year CMT + 1.232%)(a)(e)	600	614,468
China Taiping Insurance Holdings Co. Ltd., 6.40%, (5-year CMT + 2.072%)(a)(e)(g)	800	831,565
Chubb INA Holdings LLC
3.35%, 05/03/26	395	391,271
4.65%, 08/15/29	260	264,308
Cincinnati Financial Corp., 6.92%, 05/15/28	130	139,063
Cloverie PLC for Zurich Insurance Co. Ltd., 5.63%, 06/24/46(a)(e)	200	199,792
CNA Financial Corp.
3.45%, 08/15/27	235	229,892
3.90%, 05/01/29	110	107,162
CNO Financial Group Inc., 5.25%, 05/30/29	100	100,087
CNO Global Funding
1.75%, 10/07/26(b)	300	287,687
2.65%, 01/06/29(b)	185	172,069
4.88%, 12/10/27(b)	135	136,200
4.95%, 09/09/29(b)	125	124,826
5.88%, 06/04/27(b)	215	221,275
Constellation Insurance Inc., 6.80%, 01/24/30(b)	25	24,244
Corebridge Financial Inc.
3.65%, 04/05/27	580	571,350
3.85%, 04/05/29	400	387,706
6.88%, 12/15/52, (5-year CMT + 3.846%)(a)	535	541,220
Corebridge Global Funding
4.65%, 08/20/27(b)	245	246,318
4.90%, 01/07/28(b)	100	101,308
4.90%, 12/03/29(b)	125	125,867
5.20%, 01/12/29(b)	110	112,367
5.20%, 06/24/29(b)	130	132,161
5.35%, 06/24/26(b)	100	101,177
5.75%, 07/02/26(b)	240	243,718
5.90%, 09/19/28(b)	120	125,346
Dai-Ichi Life Insurance Co. Ltd. (The), 4.00%(a)(b)(g)	850	835,671
Enstar Finance LLC, 5.50%, 01/15/42, (5-year CMT + 4.006%)(a)	210	201,111
Enstar Group Ltd., 4.95%, 06/01/29	160	159,401
Equitable Financial Life Global Funding
1.30%, 07/12/26(b)	270	260,627
1.40%, 08/27/27(b)	25	23,366
1.70%, 11/12/26(b)	265	254,629
1.80%, 03/08/28(b)	225	209,057
4.88%, 11/19/27(b)	180	182,106
5.00%, 03/27/30(b)	200	202,396
5.45%, 03/03/28(b)(c)	115	118,498
Equitable Holdings Inc.
4.35%, 04/20/28	500	497,827
4.57%, 02/15/29(b)	100	99,059
Essent Group Ltd., 6.25%, 07/01/29	145	148,728
F&G Annuities & Life Inc.
6.50%, 06/04/29	175	178,409
7.40%, 01/13/28	185	193,119

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
F&G Global Funding
1.75%, 06/30/26(b)	$335	$324,550
2.00%, 09/20/28(b)	80	73,096
2.30%, 04/11/27(b)	260	249,136
5.88%, 06/10/27(b)	105	107,643
5.88%, 01/16/30(b)	145	147,987
Fairfax Financial Holdings Ltd., 4.85%, 04/17/28	235	236,883
Farmers Exchange Capital, 7.05%, 07/15/28(b)	105	110,806
Fidelity National Financial Inc., 4.50%, 08/15/28	120	118,443
Fortitude Group Holdings LLC, 6.25%, 04/01/30(b)	225	228,082
GA Global Funding Trust
1.95%, 09/15/28(b)	30	27,549
2.25%, 01/06/27(b)	325	312,160
4.40%, 09/23/27(b)	150	149,343
5.40%, 01/13/30(b)	150	153,698
5.50%, 01/08/29(b)	430	440,609
Global Atlantic Fin Co.
4.40%, 10/15/29(b)	180	173,475
4.70%, 10/15/51, (5-year CMT + 3.796%)(a)(b)	335	318,747
7.95%, 10/15/54, (5-year CMT + 3.608%)(a)(b)	200	203,575
Globe Life Inc., 4.55%, 09/15/28	205	205,776
Great-West Lifeco Finance 2018 LP, 4.05%, 05/17/28(b)	65	64,247
Guardian Life Global Funding
1.25%, 11/19/27(b)(c)	45	41,823
1.40%, 07/06/27(b)	50	47,212
1.63%, 09/16/28(b)	50	45,988
3.25%, 03/29/27(b)	355	349,288
4.18%, 09/26/29(b)	125	124,075
4.80%, 04/28/30(b)	150	151,953
5.55%, 10/28/27(b)	450	464,140
5.74%, 10/02/28(b)	115	120,481
Guoren Property & Casualty Insurance Co. Ltd., 3.35%, 06/01/26(e)	400	389,427
Hanwha Life Insurance Co. Ltd., 3.38%, 02/04/32, (5-year CMT + 1.850%)(a)(e)	200	193,874
Hartford Financial Services Group Inc. (The), 2.80%, 08/19/29	155	143,675
Horace Mann Educators Corp., 7.25%, 09/15/28	75	80,495
HUB International Ltd., 5.63%, 12/01/29(b)	165	161,526
Jackson Financial Inc., 5.17%, 06/08/27	115	116,032
Jackson National Life Global Funding
3.05%, 06/21/29(b)(c)	75	70,201
4.60%, 10/01/29(b)	270	267,914
4.90%, 01/13/27(b)	150	150,869
5.25%, 04/12/28(b)	185	188,298
5.35%, 01/13/30(b)	150	153,636
Jones Deslauriers Insurance Management Inc., 8.50%, 03/15/30(b)	210	221,672
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52, (5-year CMT + 2.887%)(a)(e)	200	201,139
La Mondiale SAM, 5.88%, 01/26/47, (5-year USD ICE Swap + 4.482%)(a)(e)	200	199,977
Legal & General Group PLC, 5.25%, 03/21/47, (5-year USD Swap + 3.687%)(a)(e)	600	595,784
Liberty Mutual Group Inc.
4.13%, 12/15/51, (5-year CMT + 3.315%)(a)(b)	175	165,186
4.57%, 02/01/29(b)	330	328,377
Lincoln Financial Global Funding, 5.30%, 01/13/30(b)	150	153,611
Security	Par (000)	Value
Insurance (continued)
Lincoln National Corp.
3.05%, 01/15/30	$150	$139,278
3.63%, 12/12/26	100	98,732
3.80%, 03/01/28	140	137,142
Manulife Financial Corp.
2.48%, 05/19/27	95	91,928
4.06%, 02/24/32, (5-year USD ICE Swap + 1.647%)(a)	327	321,593
Markel Group Inc., 3.35%, 09/17/29	130	124,130
Marsh & McLennan Companies Inc.
4.38%, 03/15/29	445	445,951
4.55%, 11/08/27	260	262,762
4.65%, 03/15/30	330	332,885
MassMutual Global Funding II
4.45%, 03/27/28(b)	200	201,215
4.85%, 01/17/29(b)	240	244,024
4.95%, 01/10/30(b)	200	203,437
5.05%, 12/07/27(b)	445	455,143
5.05%, 06/14/28(b)	205	209,771
5.10%, 04/09/27(b)	205	208,712
5.15%, 05/30/29(b)	200	205,343
Meiji Yasuda Life Insurance Co., 5.10%, 04/26/48, (5-year USD ICE Swap + 3.150%)(a)(b)	435	429,177
Mercury General Corp., 4.40%, 03/15/27	45	44,417
Met Tower Global Funding
1.25%, 09/14/26(b)	335	321,758
4.00%, 10/01/27(b)	150	149,003
4.80%, 01/14/28(b)	150	152,195
4.85%, 01/16/27(b)	150	151,481
5.25%, 04/12/29(b)	160	164,564
5.40%, 06/20/26(b)	160	162,147
MetLife Inc., 4.55%, 03/23/30	300	302,893
Metropolitan Life Global Funding I
2.95%, 04/09/30(b)	300	278,622
3.00%, 09/19/27(b)	200	194,213
3.05%, 06/17/29(b)	150	142,432
3.30%, 03/21/29(b)	150	144,004
4.30%, 08/25/29(b)	150	148,913
4.40%, 06/30/27(b)	410	412,718
4.85%, 01/08/29(b)	240	243,994
4.90%, 01/09/30(b)	150	152,763
5.05%, 06/11/27(b)	155	157,706
5.05%, 01/06/28(b)	170	173,731
5.40%, 09/12/28(b)	180	186,448
MGIC Investment Corp., 5.25%, 08/15/28	275	274,259
Mitsui Sumitomo Insurance Co. Ltd., 4.95%, (5-year USD Swap + 3.256%)(a)(b)(g)	200	196,412
Muang Thai Life Assurance PCL, 3.55%, 01/27/37, (10-year CMT + 2.400%)(a)(e)	200	195,067
Mutual of Omaha Companies Global Funding
4.75%, 10/15/29(b)	170	171,007
5.00%, 04/01/30(b)	75	76,407
5.35%, 04/09/27(b)	250	254,101
5.45%, 12/12/28(b)	95	98,311
Mutual of Omaha Cos Global Funding, 5.80%, 07/27/26(b)	100	101,460
New York Life Global Funding
1.15%, 06/09/26(b)	310	300,087
3.00%, 01/10/28(b)	375	364,047
3.25%, 04/07/27(b)	410	403,549
3.90%, 10/01/27(b)	195	193,744
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Insurance (continued)
4.40%, 04/25/28(b)	$150	$151,109
4.60%, 12/05/29(b)	200	202,197
4.70%, 01/29/29(b)	295	298,604
4.85%, 01/09/28(b)	415	421,800
4.90%, 04/02/27(b)	175	177,378
4.90%, 06/13/28(b)	135	137,982
5.00%, 06/06/29(b)(c)	100	102,951
5.45%, 09/18/26(b)	145	147,408
Nippon Life Insurance Co.
3.40%, 01/23/50, (5-year CMT + 2.612%)(a)(b)	380	347,292
4.00%, 09/19/47, (5-year USD ICE Swap + 2.880%)(a)(b)	200	194,044
NLG Global Funding, 5.40%, 01/23/30(b)	165	168,847
NMI Holdings Inc., 6.00%, 08/15/29	100	101,201
Northwestern Mutual Global Funding
1.70%, 06/01/28(b)	190	176,051
1.75%, 01/11/27(b)	322	309,428
3.30%, 04/04/29(b)	200	192,105
4.11%, 09/12/27(b)	110	109,895
4.35%, 09/15/27(b)	110	110,325
4.71%, 01/10/29(b)	180	181,991
4.90%, 06/12/28(b)	120	122,275
5.07%, 03/25/27(b)	220	223,297
Old Republic International Corp., 3.88%, 08/26/26	90	88,995
Pacific Life Global Funding II
1.45%, 01/20/28(b)	100	93,010
1.60%, 09/21/28(b)	10	9,149
4.50%, 08/28/29(b)	135	135,037
4.85%, 02/10/30(b)	140	141,910
4.90%, 01/11/29(b)	70	71,060
5.50%, 08/28/26(b)	100	101,659
5.50%, 07/18/28(b)	465	481,474
PartnerRe Finance B LLC, 3.70%, 07/02/29	195	188,694
Phoenix Group Holdings PLC, 4.75%, 09/04/31, (5-year CMT + 4.276%)(a)(e)	200	196,724
Pricoa Global Funding I
1.20%, 09/01/26(b)	495	475,069
4.40%, 08/27/27(b)	170	170,391
5.10%, 05/30/28(b)(c)	525	538,349
5.55%, 08/28/26(b)	150	152,531
Principal Financial Group Inc.
3.70%, 05/15/29	100	96,826
4.11%, 02/15/28(b)	195	191,828
Principal Life Global Funding II
1.25%, 08/16/26(b)	315	303,073
1.50%, 11/17/26(b)	300	287,492
2.50%, 09/16/29(b)(c)	150	138,620
4.60%, 08/19/27(b)	150	150,761
4.80%, 01/09/28(b)	100	101,167
4.95%, 11/27/29(b)	145	147,209
5.00%, 01/16/27(b)	115	116,340
5.10%, 01/25/29(b)	160	163,131
5.50%, 06/28/28(b)	255	263,934
Progressive Corp. (The)
2.45%, 01/15/27	35	34,043
2.50%, 03/15/27	310	300,615
3.20%, 03/26/30	140	132,865
4.00%, 03/01/29	195	193,477
Protective Life Corp.
3.40%, 01/15/30(b)	100	94,705
4.30%, 09/30/28(b)	15	14,950
Security	Par (000)	Value
Insurance (continued)
Protective Life Global Funding
1.30%, 09/20/26(b)	$205	$196,472
4.34%, 09/13/27(b)	150	149,820
4.71%, 07/06/27(b)	235	237,162
4.77%, 12/09/29(b)	160	161,189
4.99%, 01/12/27(b)	150	151,810
5.22%, 06/12/29(b)	150	153,883
5.47%, 12/08/28(b)	155	160,606
Prudential Financial Inc.
2.10%, 03/10/30	150	135,109
3.88%, 03/27/28	415	411,090
4.50%, 09/15/47(a)	185	179,852
5.70%, 09/15/48(a)	225	224,107
Prudential Funding Asia PLC
2.95%, 11/03/33, (5-year CMT + 1.517%)(a)(e)	400	368,984
3.13%, 04/14/30	300	282,316
Reinsurance Group of America Inc., 3.90%, 05/15/29	285	278,069
Reliance Standard Life Global Funding II
1.51%, 09/28/26(b)(c)	260	248,984
2.75%, 01/21/27(b)(c)	85	81,789
5.28%, 11/07/29(b)	50	51,174
RenaissanceRe Finance Inc., 3.45%, 07/01/27	20	19,594
RenaissanceRe Holdings Ltd., 3.60%, 04/15/29	115	110,395
RGA Global Funding
2.70%, 01/18/29(b)	135	126,469
5.25%, 01/09/30(b)	175	179,015
5.45%, 05/24/29(b)	215	221,725
6.00%, 11/21/28(b)	100	105,066
Ryan Specialty LLC, 4.38%, 02/01/30(b)	120	113,949
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(b)	200	196,016
Sammons Financial Group Global Funding
5.05%, 01/10/28(b)	150	152,352
5.10%, 12/10/29(b)	125	127,224
Sammons Financial Group Inc., 4.45%, 05/12/27(b)	50	49,847
SBL Holdings Inc., 5.13%, 11/13/26(b)	187	185,322
SiriusPoint Ltd., 7.00%, 04/05/29	115	119,064
Sumitomo Life Insurance Co., 4.00%, 09/14/77(a)(b)	505	490,281
Sunshine Life Insurance Corp. Ltd., 4.50%, 04/20/26(e)	200	198,336
Swiss Re Finance Luxembourg SA, 5.00%, 04/02/49, (5-year CMT + 3.582%)(a)(b)	225	221,028
Unum Group, 4.00%, 06/15/29	100	97,790
Western-Southern Global Funding, 4.90%, 05/01/30(b)	125	126,119
Willis North America Inc.
2.95%, 09/15/29	200	186,253
4.50%, 09/15/28	205	204,848
4.65%, 06/15/27	417	418,551
		60,417,742
Internet — 0.6%
Acuris Finance U.S. Inc./Acuris Finance SARL
5.00%, 05/01/28(b)	135	119,491
9.00%, 08/01/29(b)	155	147,872
Alibaba Group Holding Ltd., 3.40%, 12/06/27(c)	865	844,132
Alphabet Inc.
0.80%, 08/15/27	340	318,527
2.00%, 08/15/26	250	244,386
4.00%, 05/15/30	300	299,793
Amazon.com Inc.
1.00%, 05/12/26	891	863,726

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Internet (continued)
1.20%, 06/03/27	$527	$498,325
1.65%, 05/12/28	665	622,186
3.15%, 08/22/27	1,340	1,317,247
3.30%, 04/13/27	843	834,077
3.45%, 04/13/29	420	412,647
4.55%, 12/01/27	820	832,752
4.65%, 12/01/29	400	410,529
ANGI Group LLC, 3.88%, 08/15/28(b)	170	155,389
Arches Buyer Inc.
4.25%, 06/01/28(b)	315	296,477
6.13%, 12/01/28(b)	160	143,527
Baidu Inc.
1.63%, 02/23/27	200	190,734
3.63%, 07/06/27	80	78,922
4.38%, 03/29/28	200	200,350
Booking Holdings Inc.
3.55%, 03/15/28	110	108,345
3.60%, 06/01/26	45	44,680
4.63%, 04/13/30	450	454,002
Cablevision Lightpath LLC
3.88%, 09/15/27(b)	135	127,575
5.63%, 09/15/28(b)	130	120,422
Cars.com Inc., 6.38%, 11/01/28(b)	120	117,951
Cogent Communications Group Inc./Cogent Communications Finance Inc., 7.00%, 06/15/27(b)	105	105,475
Cogent Communications Group LLC
3.50%, 05/01/26(b)	170	166,958
7.00%, 06/15/27(b)	145	145,725
eBay Inc.
1.40%, 05/10/26	297	287,743
2.70%, 03/11/30	300	274,286
3.60%, 06/05/27	161	158,409
Expedia Group Inc.
3.25%, 02/15/30	375	350,056
3.80%, 02/15/28	400	392,395
4.63%, 08/01/27	316	316,243
Gen Digital Inc., 6.75%, 09/30/27(b)	270	274,547
Getty Images Inc., 9.75%, 03/01/27(b)(c)	110	108,668
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29(b)	250	233,177
5.25%, 12/01/27(b)	225	223,057
GrubHub Holdings Inc., 5.50%, 07/01/27(b)(c)	170	153,393
ION Trading Technologies SARL
5.75%, 05/15/28(b)	150	134,921
9.50%, 05/30/29(b)	200	194,819
JD.com Inc., 3.38%, 01/14/30	265	251,144
Match Group Holdings II LLC
4.63%, 06/01/28(b)	143	137,610
5.00%, 12/15/27(b)	190	186,780
5.63%, 02/15/29(b)	105	102,943
Meituan
4.50%, 04/02/28(e)	400	398,558
4.63%, 10/02/29(e)	400	397,940
Meta Platforms Inc.
3.50%, 08/15/27	760	754,335
4.30%, 08/15/29	325	327,761
4.60%, 05/15/28	430	438,698
Millennium Escrow Corp., 6.63%, 08/01/26(b)	240	174,226
Netflix Inc.
4.38%, 11/15/26	418	419,474
Security	Par (000)	Value
Internet (continued)
4.88%, 04/15/28	$659	$673,205
5.38%, 11/15/29(b)	250	260,364
5.88%, 11/15/28	600	633,068
6.38%, 05/15/29	235	252,989
Newfold Digital Holdings Group Inc.
6.00%, 02/15/29(b)	150	84,228
11.75%, 10/15/28(b)	160	84,163
Prosus NV
3.26%, 01/19/27(e)	400	389,839
3.68%, 01/21/30(e)	200	184,820
4.85%, 07/06/27(e)	200	199,354
Rakuten Group Inc.
5.13%, (5-year CMT + 4.578%)(a)(b)(g)	245	230,505
8.13%, , (5-year CMT + 4.250%)(a)(b)(g)	175	164,442
9.75%, 04/15/29(b)	675	713,552
11.25%, 02/15/27(b)	555	596,147
Tencent Holdings Ltd.
3.60%, 01/19/28(e)	800	786,501
3.98%, 04/11/29(e)	800	788,016
Uber Technologies Inc.
4.30%, 01/15/30	300	297,134
4.50%, 08/15/29(b)	435	429,273
6.25%, 01/15/28(b)	240	241,304
7.50%, 09/15/27(b)	637	643,734
VeriSign Inc., 4.75%, 07/15/27	95	95,003
Wayfair LLC, 7.25%, 10/31/29(b)	255	232,974
		24,894,020
INVESTMENT COMPANIES — 0.0%
Goldman Sachs Private Credit Corp.
5.88%, 05/06/28(b)	50	50,111
6.25%, 05/06/30(b)	50	50,011
		100,122
Iron & Steel — 0.1%
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/28(e)	200	200,904
Algoma Steel Inc., 9.13%, 04/15/29(b)	110	92,843
ArcelorMittal SA
4.25%, 07/16/29	100	97,657
6.55%, 11/29/27	442	459,765
ATI Inc.
4.88%, 10/01/29	100	95,501
5.88%, 12/01/27	150	149,626
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26(b)	180	158,150
Carpenter Technology Corp.
6.38%, 07/15/28	135	135,075
7.63%, 03/15/30	75	77,217
Cleveland-Cliffs Inc.
4.63%, 03/01/29(b)	125	114,448
5.88%, 06/01/27(c)	175	172,665
6.75%, 04/15/30(b)	230	221,556
6.88%, 11/01/29(b)	270	261,633
CSN Inova Ventures, 6.75%, 01/28/28(c)	400	373,477
Eregli Demir ve Celik Fabrikalari TAS, 8.38%, 07/23/29(e)	200	201,124
Gerdau Trade Inc., 4.88%, 10/24/27(e)	200	199,790
Infrabuild Australia Pty. Ltd., 14.50%, 11/15/28(b)	100	104,560
Krakatau Posco PT
6.38%, 06/11/27(e)	200	199,776
6.38%, 06/11/29(e)	200	198,199
Metinvest BV, 7.75%, 10/17/29(e)	200	158,985
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iron & Steel (continued)
Mineral Resources Ltd.
8.00%, 11/01/27(b)	$210	$198,977
8.13%, 05/01/27(b)	230	221,781
9.25%, 10/01/28(b)	355	335,338
Nucor Corp.
3.95%, 05/01/28	80	79,190
4.30%, 05/23/27	335	335,805
4.65%, 06/01/30	150	149,916
POSCO
4.50%, 08/04/27(e)	204	203,452
5.75%, 01/17/28(e)	385	394,771
Steel Dynamics Inc.
1.65%, 10/15/27	15	13,972
3.45%, 04/15/30	180	169,719
5.00%, 12/15/26	90	90,114
TMS International Corp./DE, 6.25%, 04/15/29(b)	135	125,011
U.S. Steel Corp., 6.88%, 03/01/29	150	150,298
		6,141,295
Leisure Time — 0.2%
Acushnet Co., 7.38%, 10/15/28(b)	130	134,771
Brunswick Corp./DE, 5.85%, 03/18/29(c)	155	157,040
Carnival Corp.
4.00%, 08/01/28(b)	815	778,089
5.75%, 03/01/27(b)	850	847,246
5.75%, 03/15/30(b)	300	298,288
6.00%, 05/01/29(b)	625	621,177
6.65%, 01/15/28	63	64,187
7.00%, 08/15/29(b)	80	83,503
Harley-Davidson Financial Services Inc.
3.05%, 02/14/27(b)	145	138,912
5.95%, 06/11/29(b)	135	134,535
6.50%, 03/10/28(b)	230	234,808
Lindblad Expeditions Holdings Inc., 9.00%, 05/15/28(b)	100	102,805
Lindblad Expeditions LLC, 6.75%, 02/15/27(b)	165	164,450
MajorDrive Holdings IV LLC, 6.38%, 06/01/29(b)	155	115,055
NCL Corp. Ltd.
5.88%, 02/15/27(b)	295	293,684
7.75%, 02/15/29(b)	225	232,283
8.13%, 01/15/29(b)	250	261,369
NCL Finance Ltd., 6.13%, 03/15/28	185	183,617
Polaris Inc., 6.95%, 03/15/29	160	164,822
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28	170	162,933
4.25%, 07/01/26(b)	220	216,788
5.38%, 07/15/27(b)	285	284,614
5.50%, 08/31/26(b)	280	280,356
5.50%, 04/01/28(b)	545	544,396
7.50%, 10/15/27	105	110,580
Sabre GLBL Inc.
8.63%, 06/01/27(b)	285	273,484
10.75%, 11/15/29(b)(c)	134	128,195
11.25%, 12/15/27(b)	100	98,704
Sunny Express Enterprises Corp.
2.95%, 03/01/27(e)	200	195,852
3.13%, 04/23/30	200	190,157
Viking Cruises Ltd.
5.88%, 09/15/27(b)	270	268,806
7.00%, 02/15/29(b)	160	160,500
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/29(b)	100	98,810
Security	Par (000)	Value
Leisure Time (continued)
VOC Escrow Ltd., 5.00%, 02/15/28(b)	$220	$215,655
		8,240,471
Lodging — 0.3%
Boyd Gaming Corp., 4.75%, 12/01/27	305	298,999
Choice Hotels International Inc., 3.70%, 12/01/29	105	98,557
Fortune Star BVI Ltd.
5.00%, 05/18/26(e)	400	385,469
5.05%, 01/27/27(e)	200	188,060
8.50%, 05/19/28(e)	200	197,653
Full House Resorts Inc., 8.25%, 02/15/28(b)	140	131,380
Genting New York LLC/GENNY Capital Inc., 7.25%, 10/01/29(b)	200	198,037
Gohl Capital Ltd., 4.25%, 01/24/27(e)	400	391,305
Hilton Domestic Operating Co. Inc.
3.75%, 05/01/29(b)	200	188,575
4.88%, 01/15/30	300	294,163
5.75%, 05/01/28(b)	155	155,085
5.88%, 04/01/29(b)	165	166,782
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 06/01/29(b)	275	254,263
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27	215	213,969
Hyatt Hotels Corp.
4.38%, 09/15/28	195	191,980
5.05%, 03/30/28	75	75,363
5.25%, 06/30/29	220	220,793
5.75%, 01/30/27	50	50,840
5.75%, 04/23/30	100	101,945
Las Vegas Sands Corp.
3.50%, 08/18/26	345	337,378
3.90%, 08/08/29	290	269,280
5.63%, 06/15/28	75	74,970
5.90%, 06/01/27	100	101,181
6.00%, 08/15/29	125	126,055
6.00%, 06/14/30	65	65,116
Marriott International Inc./MD
4.80%, 03/15/30	120	120,103
4.88%, 05/15/29	280	282,436
4.90%, 04/15/29	245	246,976
5.00%, 10/15/27	900	912,364
5.45%, 09/15/26	50	50,572
5.55%, 10/15/28	190	196,161
Series AA, 4.65%, 12/01/28	45	45,198
Series R, 3.13%, 06/15/26	65	64,024
Series X, 4.00%, 04/15/28	140	138,287
Marriott Ownership Resorts Inc.
4.50%, 06/15/29(b)(c)	150	136,558
4.75%, 01/15/28	120	113,871
Melco Resorts Finance Ltd.
5.38%, 12/04/29(b)	345	311,361
5.63%, 07/17/27(e)	200	192,830
5.75%, 07/21/28(b)	250	235,784
MGM China Holdings Ltd.
4.75%, 02/01/27(b)	260	253,737
5.88%, 05/15/26(b)	235	233,830
MGM Resorts International
4.63%, 09/01/26	135	133,860
4.75%, 10/15/28	220	212,002
5.50%, 04/15/27	219	218,406
6.13%, 09/15/29	250	249,046

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Lodging (continued)
Minor International PCL, 2.70%, (5-year CMT + 7.918%)(a)(e)(g)	$200	$193,653
Sands China Ltd.
2.30%, 03/08/27	245	230,504
2.85%, 03/08/29	200	178,801
5.40%, 08/08/28	460	452,634
Station Casinos LLC, 4.50%, 02/15/28(b)	230	222,193
Studio City Co. Ltd., 7.00%, 02/15/27(b)	150	149,585
Studio City Finance Ltd.
5.00%, 01/15/29(b)	350	307,961
6.50%, 01/15/28(b)	160	153,611
Travel & Leisure Co.
4.50%, 12/01/29(b)	175	164,245
4.63%, 03/01/30(b)	100	93,063
6.00%, 04/01/27	135	135,746
6.63%, 07/31/26(b)	205	206,349
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28(b)	175	168,154
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 5.25%, 05/15/27(b)	268	265,387
Wynn Macau Ltd.
5.13%, 12/15/29(b)	275	252,482
5.50%, 10/01/27(b)	245	238,336
5.63%, 08/26/28(b)	425	405,858
		12,943,166
Machinery — 0.4%
ABB Finance USA Inc., 3.80%, 04/03/28	35	34,688
AGCO Corp., 5.45%, 03/21/27	180	181,597
ATS Corp., 4.13%, 12/15/28(b)	100	92,855
BWX Technologies Inc.
4.13%, 06/30/28(b)	125	120,455
4.13%, 04/15/29(b)	125	118,748
Caterpillar Financial Services Corp.
1.10%, 09/14/27	215	200,811
1.15%, 09/14/26	269	258,718
1.70%, 01/08/27	265	255,045
2.40%, 08/09/26	20	19,572
3.60%, 08/12/27	395	391,279
4.35%, 05/15/26	485	485,719
4.38%, 08/16/29(c)	175	175,927
4.40%, 10/15/27	150	151,235
4.40%, 03/03/28	100	100,930
4.45%, 10/16/26	135	135,969
4.50%, 01/07/27	175	176,486
4.50%, 01/08/27	215	216,654
4.60%, 11/15/27	275	278,711
4.70%, 11/15/29	315	320,800
4.80%, 01/08/30	200	204,757
4.85%, 02/27/29	150	153,310
5.00%, 05/14/27	125	127,479
Caterpillar Inc.
2.60%, 09/19/29	140	131,480
2.60%, 04/09/30	250	231,717
Chart Industries Inc., 7.50%, 01/01/30(b)	435	452,101
CNH Industrial Capital LLC
1.45%, 07/15/26	210	202,017
4.50%, 10/08/27	75	74,869
4.55%, 04/10/28	280	279,510
4.75%, 03/21/28	105	105,410
5.10%, 04/20/29	190	192,501
5.50%, 01/12/29	210	215,614
CNH Industrial NV, 3.85%, 11/15/27	135	132,519
Security	Par (000)	Value
Machinery (continued)
Deere & Co.
3.10%, 04/15/30	$200	$188,890
5.38%, 10/16/29	105	110,391
Dover Corp., 2.95%, 11/04/29	85	79,271
Esab Corp., 6.25%, 04/15/29(b)	165	167,248
GrafTech Finance Inc., 4.63%, 12/23/29(b)(c)	170	101,546
GrafTech Global Enterprises Inc., 9.88%, 12/23/29(b)(c)	140	105,402
Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 02/15/29(b)	340	344,987
IDEX Corp., 4.95%, 09/01/29	105	106,020
Ingersoll Rand Inc.
5.18%, 06/15/29	220	224,339
5.20%, 06/15/27	240	243,508
5.40%, 08/14/28	175	179,946
John Deere Capital Corp.
1.05%, 06/17/26	105	101,506
1.30%, 10/13/26	315	302,998
1.50%, 03/06/28	20	18,654
1.75%, 03/09/27	110	105,582
2.25%, 09/14/26	50	48,797
2.35%, 03/08/27	370	358,920
2.45%, 01/09/30	175	161,522
2.65%, 06/10/26	55	54,155
2.80%, 09/08/27	150	145,745
2.80%, 07/18/29	150	142,111
3.05%, 01/06/28	65	63,427
3.35%, 04/18/29	200	194,084
3.45%, 03/07/29	200	194,690
4.15%, 09/15/27	420	421,298
4.20%, 07/15/27	275	276,361
4.50%, 01/08/27	310	312,595
4.50%, 01/16/29	300	303,278
4.65%, 01/07/28	175	178,125
4.75%, 06/08/26	230	231,500
4.75%, 01/20/28	495	504,278
4.85%, 03/05/27	140	142,244
4.85%, 06/11/29	215	220,549
4.85%, 10/11/29	100	102,583
4.90%, 06/11/27	300	305,279
4.90%, 03/03/28	81	82,919
4.95%, 07/14/28	560	574,465
5.15%, 09/08/26	100	101,453
Komatsu Finance America Inc., 5.50%, 10/06/27(b)	50	51,271
Maxim Crane Works Holdings Capital LLC, 11.50%, 09/01/28(b)	168	165,910
Mueller Water Products Inc., 4.00%, 06/15/29(b)	140	131,149
Nordson Corp.
4.50%, 12/15/29	150	148,747
5.60%, 09/15/28	115	118,541
nVent Finance SARL, 4.55%, 04/15/28	210	209,849
Oshkosh Corp.
3.10%, 03/01/30	90	82,416
4.60%, 05/15/28	30	29,924
Otis Worldwide Corp.
2.29%, 04/05/27	100	96,277
2.57%, 02/15/30	450	411,111
5.25%, 08/16/28	240	246,425
Rockwell Automation Inc., 3.50%, 03/01/29	120	116,457
Terex Corp., 5.00%, 05/15/29(b)	175	167,380
TK Elevator Holdco GmbH, 7.63%, 07/15/28(b)	150	150,489
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Machinery (continued)
TK Elevator U.S. Newco Inc., 5.25%, 07/15/27(b)	$475	$467,147
Vertiv Group Corp., 4.13%, 11/15/28(b)	275	265,450
Weir Group PLC (The), 2.20%, 05/13/26(b)	295	286,032
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/26	331	326,004
4.70%, 09/15/28	374	375,238
Xylem Inc./New York
1.95%, 01/30/28	150	140,875
3.25%, 11/01/26	47	46,254
		17,753,095
Manufacturing — 0.2%
3M Co.
2.25%, 09/19/26	162	157,494
2.38%, 08/26/29	295	271,678
2.88%, 10/15/27	380	367,766
3.38%, 03/01/29	225	216,798
3.63%, 09/14/28	140	136,970
4.80%, 03/15/30	175	176,528
Axon Enterprise Inc., 6.13%, 03/15/30(b)	260	265,193
Calderys Financing LLC, 11.25%, 06/01/28(b)	175	184,889
Carlisle Companies Inc.
2.75%, 03/01/30	220	201,090
3.75%, 12/01/27	265	259,331
Eaton Corp.
3.10%, 09/15/27	260	254,434
4.35%, 05/18/28	120	121,124
Enpro Inc., 5.75%, 10/15/26	110	109,886
FXI Holdings Inc.
12.25%, 11/15/26(b)	168	148,059
12.25%, 11/15/26(b)	245	216,254
Hillenbrand Inc.
5.00%, 09/15/26	145	142,909
6.25%, 02/15/29	145	144,392
Illinois Tool Works Inc., 2.65%, 11/15/26	183	179,304
LSB Industries Inc., 6.25%, 10/15/28(b)	151	141,641
Parker-Hannifin Corp.
3.25%, 06/14/29	310	296,976
4.25%, 09/15/27	550	550,580
4.50%, 09/15/29	360	361,854
Pentair Finance SARL, 4.50%, 07/01/29	110	108,476
Siemens Financieringsmaatschappij NV
2.35%, 10/15/26(b)	545	532,244
3.40%, 03/16/27(b)	430	425,214
6.13%, 08/17/26(b)	590	604,961
Sunny Optical Technology Group Co. Ltd., 5.95%, 07/17/26(e)	200	203,278
Teledyne Technologies Inc., 2.25%, 04/01/28	105	99,012
Textron Inc.
3.38%, 03/01/28	75	72,533
3.65%, 03/15/27	175	172,006
3.90%, 09/17/29	115	110,283
Trinity Industries Inc., 7.75%, 07/15/28(b)	152	156,679
		7,389,836
Media — 0.8%
AMC Networks Inc.
4.25%, 02/15/29	340	250,268
10.25%, 01/15/29(b)	275	284,339
Beasley Mezzanine Holdings LLC, 9.20%, 08/01/28(b)	62	26,660
Security	Par (000)	Value
Media (continued)
Belo Corp.
7.25%, 09/15/27	$160	$164,200
7.75%, 06/01/27	133	137,065
Block Communications Inc., 4.88%, 03/01/28(b)	100	93,605
CCO Holdings LLC/CCO Holdings Capital Corp.
4.75%, 03/01/30(b)	925	874,088
5.00%, 02/01/28(b)	750	731,632
5.13%, 05/01/27(b)	985	971,135
5.38%, 06/01/29(b)	485	474,898
5.50%, 05/01/26(b)	223	222,757
6.38%, 09/01/29(b)	510	514,604
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/29(c)	380	344,305
3.75%, 02/15/28	375	363,831
4.20%, 03/15/28	452	444,104
5.05%, 03/30/29	365	364,128
6.10%, 06/01/29	455	470,459
6.15%, 11/10/26	405	412,959
Comcast Corp.
2.35%, 01/15/27	459	445,869
2.65%, 02/01/30	480	444,431
3.15%, 02/15/28	595	579,475
3.30%, 02/01/27	421	415,414
3.30%, 04/01/27	335	330,092
3.40%, 04/01/30	500	477,188
3.55%, 05/01/28	227	223,015
4.15%, 10/15/28	1,275	1,272,122
4.55%, 01/15/29	380	383,895
5.10%, 06/01/29	370	381,556
5.35%, 11/15/27	231	238,013
Cox Communications Inc.
3.35%, 09/15/26(b)	450	443,143
3.50%, 08/15/27(b)	127	124,796
5.45%, 09/15/28(b)	325	335,011
CSC Holdings LLC
5.38%, 02/01/28(b)	305	266,500
5.50%, 04/15/27(b)	405	376,459
5.75%, 01/15/30(b)	720	361,025
6.50%, 02/01/29(b)	605	494,601
7.50%, 04/01/28(b)	310	227,365
11.25%, 05/15/28(b)	305	297,710
11.75%, 01/31/29(b)	715	675,071
Directv Financing LLC, 8.88%, 02/01/30(b)	225	214,619
Directv Financing LLC/Directv Financing Co-Obligor Inc., 5.88%, 08/15/27(b)	1,160	1,121,502
Discovery Communications LLC
3.95%, 03/20/28	460	439,960
4.13%, 05/15/29	245	228,992
DISH DBS Corp.
5.25%, 12/01/26(b)	910	828,320
5.75%, 12/01/28(b)	790	663,894
7.38%, 07/01/28	300	202,717
7.75%, 07/01/26	620	540,155
5.13%, 06/01/29	450	280,558
DISH Network Corp., 11.75%, 11/15/27(b)	1,125	1,181,918
FactSet Research Systems Inc., 2.90%, 03/01/27	200	193,005
Fox Corp., 4.71%, 01/25/29	525	524,181
GCI LLC, 4.75%, 10/15/28(b)	180	170,338

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Gray Television Inc.
7.00%, 05/15/27(b)	$212	$206,258
10.50%, 07/15/29(b)(c)	375	384,971
iHeartCommunications Inc.
4.75%, 01/15/28(b)	10	7,357
9.13%, 05/01/29(b)	202	155,613
10.88%, 05/01/30(b)	216	90,725
LCPR Senior Secured Financing DAC
5.13%, 07/15/29(b)	215	157,548
6.75%, 10/15/27(b)	390	320,464
Liberty Interactive LLC, 8.25%, 02/01/30	150	56,052
McGraw-Hill Education Inc.
5.75%, 08/01/28(b)	265	260,169
8.00%, 08/01/29(b)	200	198,232
News Corp., 3.88%, 05/15/29(b)	320	300,996
Nexstar Media Inc.
4.75%, 11/01/28(b)(c)	330	310,615
5.63%, 07/15/27(b)	510	504,531
Paramount Global
2.90%, 01/15/27	94	91,242
3.38%, 02/15/28	280	270,839
3.70%, 06/01/28	84	81,652
4.20%, 06/01/29	190	183,223
6.25%, 02/28/57(a)	205	190,055
6.38%, 03/30/62, (5-year CMT + 3.999%)(a)	305	293,205
Radiate Holdco LLC/Radiate Finance Inc.
4.50%, 09/15/26(b)	295	255,017
6.50%, 09/15/28(b)	200	129,820
Scripps Escrow II Inc., 3.88%, 01/15/29(b)(c)	160	123,001
Scripps Escrow Inc., 5.88%, 07/15/27(b)(c)	135	106,780
Sinclair Television Group Inc., 5.50%, 03/01/30(b)	180	128,616
Sirius XM Radio Inc.
3.13%, 09/01/26(b)	307	299,387
4.00%, 07/15/28(b)	620	584,004
5.00%, 08/01/27(b)	480	474,644
5.50%, 07/01/29(b)	380	370,289
TCI Communications Inc., 7.13%, 02/15/28	240	257,837
TEGNA Inc.
4.63%, 03/15/28	270	258,050
5.00%, 09/15/29	300	280,070
Telecomunicaciones Digitales SA, 4.50%, 01/30/30(e)	200	181,007
Telenet Finance Luxembourg Notes SARL, 5.50%, 03/01/28(b)	200	194,934
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	290	282,039
2.95%, 06/15/27	290	283,975
Univision Communications Inc.
4.50%, 05/01/29(b)	335	287,619
6.63%, 06/01/27(b)	455	440,546
8.00%, 08/15/28(b)	470	457,009
Urban One Inc., 7.38%, 02/01/28(b)	180	86,320
Videotron Ltd.
3.63%, 06/15/29(b)	110	104,160
5.13%, 04/15/27(b)	270	269,636
Virgin Media Secured Finance PLC, 5.50%, 05/15/29(b)	420	404,533
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 07/15/28(b)	165	159,560
Walt Disney Co. (The)
2.00%, 09/01/29	665	607,566
Security	Par (000)	Value
Media (continued)
2.20%, 01/13/28	$275	$262,771
3.38%, 11/15/26	105	103,961
3.70%, 03/23/27	265	263,820
3.80%, 03/22/30	360	352,291
Ziggo Bond Co. BV, 5.13%, 02/28/30(b)	200	176,970
Ziggo BV, 4.88%, 01/15/30(b)	290	266,355
		35,044,281
Metal Fabricate & Hardware — 0.0%
Advanced Drainage Systems Inc., 5.00%, 09/30/27(b)	120	118,592
Park-Ohio Industries Inc., 6.63%, 04/15/27	130	125,460
Roller Bearing Co of America Inc., 4.38%, 10/15/29(b)	150	142,412
Timken Co. (The), 4.50%, 12/15/28	145	144,241
		530,705
Mining — 0.3%
Alcoa Nederland Holding BV
4.13%, 03/31/29(b)	200	185,801
6.13%, 05/15/28(b)	175	174,332
Alumina Pty. Ltd., 6.13%, 03/15/30(b)	200	197,563
Anglo American Capital PLC
3.88%, 03/16/29(e)	200	194,027
4.50%, 03/15/28(b)	380	380,017
4.75%, 04/10/27(b)	235	236,006
AngloGold Ashanti Holdings PLC, 3.38%, 11/01/28	200	190,024
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	399	405,868
5.00%, 02/21/30	295	301,035
5.10%, 09/08/28	345	353,807
5.25%, 09/08/26	370	374,971
Chalco Hong Kong Investment Co. Ltd., 2.10%, 07/28/26(e)	300	291,796
Chinalco Capital Holdings Ltd.
2.13%, 06/03/26(e)	400	390,260
2.95%, 02/24/27(e)	200	195,030
4.75%, 02/14/28(e)	200	201,749
Coeur Mining Inc., 5.13%, 02/15/29(b)	100	94,961
Compass Minerals International Inc., 6.75%, 12/01/27(b)	180	178,215
Constellium SE, 3.75%, 04/15/29(b)	150	137,729
Corp. Nacional del Cobre de Chile
3.00%, 09/30/29(e)	400	365,814
3.15%, 01/14/30(e)	200	183,328
3.63%, 08/01/27(e)	600	586,781
Endeavour Mining PLC, 5.00%, 10/14/26(e)	200	195,433
First Quantum Minerals Ltd.
6.88%, 10/15/27(e)	200	197,757
9.38%, 03/01/29(e)	400	419,310
FMG Resources August 2006 Pty. Ltd., 4.50%, 09/15/27(b)	225	218,329
FMG Resources August Pty. Ltd., 5.88%, 04/15/30(b)	200	197,725
Freeport Indonesia PT, 4.76%, 04/14/27(e)	200	199,335
Freeport-McMoRan Inc.
4.13%, 03/01/28	245	240,861
4.38%, 08/01/28	175	173,072
Glencore Funding LLC
3.88%, 10/27/27(b)	105	103,292
4.00%, 03/27/27(b)	410	405,560
4.88%, 03/12/29(b)	15	15,074
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mining (continued)
4.91%, 04/01/28(b)	$55	$55,515
5.19%, 04/01/30(b)	235	237,913
5.34%, 04/04/27(b)	175	177,456
5.37%, 04/04/29(b)	440	448,571
5.40%, 05/08/28(b)	435	444,567
6.13%, 10/06/28(b)	180	188,067
Hecla Mining Co., 7.25%, 02/15/28	165	165,387
Hudbay Minerals Inc., 6.13%, 04/01/29(e)	175	174,407
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 6.53%, 11/15/28(e)	200	210,050
Industrias Penoles SAB de CV, 4.15%, 09/12/29(e)	200	190,563
Ivanhoe Mines Ltd., 7.88%, 01/23/30(b)	200	196,863
JW Aluminum Continuous Cast Co., 10.25%, 04/01/30(b)	110	108,075
Kaiser Aluminum Corp., 4.63%, 03/01/28(b)	170	163,693
Kinross Gold Corp., 4.50%, 07/15/27	125	124,614
Minmetals Bounteous Finance BVI Ltd., 4.20%, 07/27/26(e)	200	199,546
Newcastle Coal Infrastructure Group Pty. Ltd., 4.40%, 09/29/27(b)	56	55,524
Newmont Corp., 2.80%, 10/01/29	255	239,480
Novelis Corp.
3.25%, 11/15/26(b)	265	257,213
4.75%, 01/30/30(b)	500	464,353
Novelis Inc., 6.88%, 01/30/30(b)(c)	225	228,281
Perenti Finance Pty Ltd.
6.50%, 10/07/25(b)	41	40,322
7.50%, 04/26/29(b)	60	61,254
Rio Tinto Finance USA Ltd., 7.13%, 07/15/28	270	292,263
Rio Tinto Finance USA PLC
4.38%, 03/12/27	115	115,612
4.50%, 03/14/28	220	221,547
4.88%, 03/14/30	450	457,014
SDG Finance Ltd., 2.80%, 08/25/26(e)	200	193,442
Stillwater Mining Co.
4.00%, 11/16/26(e)	200	191,633
4.50%, 11/16/29(e)	200	168,106
Vedanta Resources Finance II PLC, 10.88%, 09/17/29(e)	400	387,528
WE Soda Investments Holding PLC, 9.50%, 10/06/28(e)	200	204,165
		14,647,886
Multi-National — 0.2%
African Development Bank, 4.13%, 02/25/27	685	689,865
Asian Infrastructure Investment Bank (The), 4.13%, 01/18/29	1,305	1,324,450
Dexia SA
4.50%, 03/19/27(b)	625	630,842
4.75%, 01/24/30(b)	250	256,400
ICDPS Sukuk Ltd., 4.95%, 02/14/29(e)	200	200,594
Inter-American Development Bank, 3.75%, 06/14/30	150	149,649
International Bank for Reconstruction & Development, 4.50%, 06/26/28	25	25,162
International Development Association, 4.88%, 11/01/28(b)	865	897,503
Isdb Trust Services No. 2 SARL
3.21%, 04/28/27(e)	200	196,980
4.05%, 10/15/29(e)	400	400,920
4.60%, 03/14/28(e)	2,300	2,343,903
Security	Par (000)	Value
Multi-National (continued)
Nordic Investment Bank, 3.75%, 05/09/30	$200	$199,712
		7,315,980
Office & Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/26	351	339,698
3.25%, 02/15/29	250	232,920
3.28%, 12/01/28	135	127,282
4.25%, 04/01/28	330	323,505
5.10%, 03/01/30	200	199,946
Pitney Bowes Inc.
6.88%, 03/15/27(b)	120	119,710
7.25%, 03/15/29(b)	105	104,681
Xerox Holdings Corp.
5.50%, 08/15/28(b)	235	150,159
8.88%, 11/30/29(b)	160	95,788
		1,693,689
Office Furnishings — 0.0%
Interface Inc., 5.50%, 12/01/28(b)	100	97,678
Steelcase Inc., 5.13%, 01/18/29	150	142,637
		240,315
Oil & Gas — 1.3%
Adnoc Murban Rsc Ltd., 4.25%, 09/11/29(e)	200	198,109
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(b)	310	311,243
Aker BP ASA
3.75%, 01/15/30(b)	250	235,813
5.60%, 06/13/28(b)	150	152,965
Antero Resources Corp.
5.38%, 03/01/30(b)	155	150,214
7.63%, 02/01/29(b)	190	194,033
APA Corp., 4.25%, 01/15/30(b)	100	93,411
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/29(b)	125	121,661
8.25%, 12/31/28(b)	200	202,022
Azule Energy Finance PLC, 8.13%, 01/23/30(e)	400	382,951
Bapco Energies BSC Closed, 8.38%, 11/07/28(e)	200	212,035
Bapco Energies BSCC, 7.50%, 10/25/27(e)	200	204,618
Baytex Energy Corp., 8.50%, 04/30/30(b)	250	232,293
Borr IHC Ltd./Borr Finance LLC, 10.00%, 11/15/28(e)	371	306,796
BP Capital Markets America Inc.
3.02%, 01/16/27	265	259,692
3.12%, 05/04/26	312	308,192
3.54%, 04/06/27	175	173,085
3.59%, 04/14/27	275	271,812
3.63%, 04/06/30	380	364,942
3.94%, 09/21/28	165	163,126
4.23%, 11/06/28	619	616,909
4.70%, 04/10/29	380	384,520
4.87%, 11/25/29	250	254,489
4.97%, 10/17/29	240	245,232
5.02%, 11/17/27	375	382,181
BP Capital Markets PLC
3.28%, 09/19/27	494	483,361
3.72%, 11/28/28	265	259,627
BPRL International Singapore Pte Ltd., 4.38%, 01/18/27(e)	200	198,940
California Resources Corp., 8.25%, 06/15/29(b)	265	252,689

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Calumet Specialty Products Partners LP/Calumet Finance Corp.
8.13%, 01/15/27(b)(c)	$120	$112,814
9.75%, 07/15/28(b)	120	106,681
Canacol Energy Ltd., 5.75%, 11/24/28(e)	200	93,769
Canadian Natural Resources Ltd.
3.85%, 06/01/27	457	450,962
5.00%, 12/15/29(b)	220	219,415
Cenovus Energy Inc., 4.25%, 04/15/27	250	249,297
Chevron Corp.
2.00%, 05/11/27	640	615,802
2.95%, 05/16/26	265	261,673
Chevron USA Inc.
1.02%, 08/12/27	195	182,628
3.25%, 10/15/29	145	139,305
3.85%, 01/15/28	46	46,010
4.41%, 02/26/27	80	80,716
4.48%, 02/26/28	365	369,571
4.69%, 04/15/30	200	203,555
Civitas Resources Inc.
5.00%, 10/15/26(b)	152	146,996
8.38%, 07/01/28(b)	415	407,712
CNOOC Finance 2013 Ltd., 2.88%, 09/30/29	200	190,807
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	400	403,219
CNX Resources Corp., 6.00%, 01/15/29(b)	150	145,265
Comstock Resources Inc.
5.88%, 01/15/30(b)	290	262,778
6.75%, 03/01/29(b)	495	471,846
ConocoPhillips Co.
4.70%, 01/15/30	380	383,214
6.95%, 04/15/29	160	174,946
Continental Resources Inc./OK
2.27%, 11/15/26(b)	327	312,684
4.38%, 01/15/28	325	317,168
Cosan Luxembourg SA, 5.50%, 09/20/29(e)	200	195,918
Coterra Energy Inc.
3.90%, 05/15/27	77	75,882
4.38%, 03/15/29	110	108,209
Crescent Energy Finance LLC, 9.25%, 02/15/28(b)	335	338,590
CVR Energy Inc.
5.75%, 02/15/28(b)	135	123,128
8.50%, 01/15/29(b)	200	184,225
Devon Energy Corp.
4.50%, 01/15/30	185	180,759
5.25%, 10/15/27	165	165,289
5.88%, 06/15/28	50	50,080
Diamondback Energy Inc.
3.25%, 12/01/26	306	300,762
3.50%, 12/01/29	305	289,678
5.15%, 01/30/30	250	253,908
5.20%, 04/18/27	260	263,922
Ecopetrol SA
6.88%, 04/29/30	600	582,681
8.63%, 01/19/29	400	418,117
Empresa Nacional del Petroleo, 5.25%, 11/06/29(e)	200	200,251
Encino Acquisition Partners Holdings LLC, 8.50%, 05/01/28(b)	250	250,256
Energian Israel Finance Ltd., 5.38%, 03/30/28(b)	300	282,680
Eni SpA
4.25%, 05/09/29(b)	345	341,576
Series X-R, 4.75%, 09/12/28(b)	250	251,740
Security	Par (000)	Value
Oil & Gas (continued)
EnQuest PLC, 11.63%, 11/01/27(b)	$100	$97,620
EOG Resources Inc., 4.38%, 04/15/30	230	228,790
EQT Corp.
3.13%, 05/15/26(b)	214	209,560
3.90%, 10/01/27	470	461,501
4.50%, 01/15/29(b)	232	224,902
5.00%, 01/15/29	110	110,220
5.70%, 04/01/28	55	56,473
6.38%, 04/01/29(b)	170	173,747
7.00%, 02/01/30	150	160,012
7.50%, 06/01/27(b)	150	152,465
Equinor ASA
3.00%, 04/06/27	260	255,651
3.63%, 09/10/28	830	819,683
6.50%, 12/01/28(b)	215	230,868
7.25%, 09/23/27	200	214,762
Expand Energy Corp.
5.38%, 02/01/29	315	313,989
5.38%, 03/15/30	345	342,446
5.88%, 02/01/29(b)	230	229,391
6.75%, 04/15/29(b)	350	353,200
Exxon Mobil Corp.
2.28%, 08/16/26	217	212,256
2.44%, 08/16/29	405	380,785
3.29%, 03/19/27	441	436,440
3.48%, 03/19/30	550	534,548
Geopark Ltd., 8.75%, 01/31/30(b)	400	347,099
Global Marine Inc., 7.00%, 06/01/28	90	77,205
Gran Tierra Energy Inc., 9.50%, 10/15/29(e)	200	157,040
Greenfire Resources Ltd., 12.00%, 10/01/28(b)(c)	89	93,637
GS Caltex Corp., 5.38%, 08/07/28(e)	200	204,248
Gulfport Energy Operating Corp., 6.75%, 09/01/29(b)	175	172,667
Helmerich & Payne Inc.
4.65%, 12/01/27(b)(c)	105	104,299
4.85%, 12/01/29(b)(c)	140	132,519
Hess Corp.
4.30%, 04/01/27	407	406,178
7.88%, 10/01/29	16	18,042
HF Sinclair Corp., 5.00%, 02/01/28	120	118,706
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29(b)	200	187,005
6.00%, 04/15/30(b)	150	137,074
6.25%, 11/01/28(b)	200	193,792
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(e)	200	197,217
Ithaca Energy North Sea PLC, 8.13%, 10/15/29(b)	200	199,956
KazMunayGas National Co. JSC, 5.38%, 04/24/30(e)	400	392,615
Kimmeridge Texas Gas LLC, 8.50%, 02/15/30(b)	150	144,029
Kraken Oil & Gas Partners LLC, 7.63%, 08/15/29(b)	140	125,501
Leviathan Bond Ltd., 6.50%, 06/30/27(b)	200	196,570
Marathon Petroleum Corp.
3.80%, 04/01/28	285	280,000
5.13%, 12/15/26	100	100,838
5.15%, 03/01/30	315	317,668
Matador Resources Co., 6.88%, 04/15/28(b)	175	174,018
Medco Maple Tree Pte Ltd., 8.96%, 04/27/29(e)	250	255,200
MEG Energy Corp., 5.88%, 02/01/29(b)	200	192,801
Nabors Industries Inc.
7.38%, 05/15/27(b)	240	226,323
9.13%, 01/31/30(b)	195	176,946
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Nabors Industries Ltd., 7.50%, 01/15/28(b)(c)	$130	$103,383
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.63%, 11/08/28(e)(f)	234	182,518
NewCo Holding USD 20 SARL, 9.38%, 11/07/29(e)	200	199,113
Noble Finance II LLC, 8.00%, 04/15/30(b)	125	118,971
Nogaholding Sukuk Ltd., 5.25%, 04/08/29(e)	200	195,032
Northern Oil & Gas Inc., 8.13%, 03/01/28(b)	223	219,739
Occidental Petroleum Corp.
5.00%, 08/01/27	295	295,051
5.20%, 08/01/29	405	399,623
6.38%, 09/01/28	100	102,697
8.50%, 07/15/27	210	222,285
Oil & Natural Gas Corp. Ltd., 3.38%, 12/05/29(e)	200	189,042
Oil India International Pte Ltd., 4.00%, 04/21/27(e)	200	197,761
Oil India Ltd., 5.13%, 02/04/29(e)	200	202,748
ONGC Videsh Vankorneft Pte Ltd., 3.75%, 07/27/26(e)	200	198,003
OQ SAOC, 5.13%, 05/06/28(e)	200	196,057
Ovintiv Inc., 5.65%, 05/15/28	290	295,453
Parkland Corp.
4.50%, 10/01/29(b)	240	226,787
5.88%, 07/15/27(b)	175	173,534
Patterson-UTI Energy Inc.
3.95%, 02/01/28	215	206,240
5.15%, 11/15/29	55	53,173
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28	279	246,806
9.88%, 03/15/30(b)	200	176,778
Permian Resources Operating LLC
5.88%, 07/01/29(b)	225	219,800
8.00%, 04/15/27(b)	190	193,235
Pertamina Persero PT
3.10%, 01/21/30(e)	200	184,718
3.65%, 07/30/29(e)	200	190,592
Petrobras Global Finance BV, 6.00%, 01/27/28	500	508,903
Petroleos Mexicanos
5.35%, 02/12/28	600	555,103
6.49%, 01/23/27	570	557,436
6.50%, 03/13/27	1,190	1,163,341
6.50%, 01/23/29	400	370,378
6.84%, 01/23/30	700	624,168
6.88%, 08/04/26(c)	850	839,488
8.75%, 06/02/29	500	491,723
Petronas Capital Ltd., 3.50%, 04/21/30(e)	600	569,695
Petronas Energy Canada Ltd., 2.11%, 03/23/28(e)	200	187,297
Petrorio Luxembourg Holding SARL, 6.13%, 06/09/26(e)	200	200,431
Phillips 66, 3.90%, 03/15/28	335	330,397
Phillips 66 Co.
3.15%, 12/15/29	150	140,487
3.55%, 10/01/26	148	146,112
3.75%, 03/01/28	75	73,555
4.95%, 12/01/27	250	253,243
Precision Drilling Corp.
6.88%, 01/15/29(b)	130	121,746
7.13%, 01/15/26(b)	57	56,872
PTTEP Treasury Center Co. Ltd., 2.59%, 06/10/27(e)	200	192,170
Puma International Financing SA, 7.75%, 04/25/29(b)	200	198,067
Qatar Energy, 1.38%, 09/12/26(e)	600	575,414
Security	Par (000)	Value
Oil & Gas (continued)
QatarEnergy LNG S3
5.84%, 09/30/27(b)	$117	$119,304
6.33%, 09/30/27(b)	95	96,925
Range Resources Corp.
4.75%, 02/15/30(b)	155	146,558
8.25%, 01/15/29	200	204,753
Reliance Industries Ltd., 3.67%, 11/30/27(e)	250	244,490
SA Global Sukuk Ltd.
1.60%, 06/17/26(e)	600	581,533
4.25%, 10/02/29(e)	600	590,299
Santos Finance Ltd., 5.25%, 03/13/29(e)	300	299,986
Saturn Oil & Gas Inc., 9.63%, 06/15/29(b)	180	162,743
Saudi Arabian Oil Co., 3.50%, 04/16/29(e)	800	767,040
SEPLAT Energy PLC, 9.13%, 03/21/30(b)	200	188,605
Shelf Drilling Holdings Ltd., 9.63%, 04/15/29(c)(e)	387	274,822
Shell Finance U.S. Inc.
2.38%, 11/07/29	300	277,762
2.75%, 04/06/30	450	418,038
Shell International Finance BV
2.50%, 09/12/26	490	479,722
2.75%, 04/06/30	150	140,292
2.88%, 05/10/26	287	283,271
3.88%, 11/13/28	470	467,230
SierraCol Energy Andina LLC, 6.00%, 06/15/28(e)	200	184,195
Sinopec Group Overseas Development 2016 Ltd., 2.75%, 09/29/26(e)	600	588,838
Sinopec Group Overseas Development 2018 Ltd.
2.95%, 11/12/29(e)	400	381,930
4.25%, 09/12/28(e)	600	604,481
Sitio Royalties Operating Partnership LP/Sitio Finance Corp., 7.88%, 11/01/28(b)	200	205,172
SM Energy Co.
6.50%, 07/15/28	120	115,010
6.63%, 01/15/27	235	230,902
6.75%, 09/15/26	140	138,842
6.75%, 08/01/29(b)	220	205,651
Strathcona Resources Ltd., 6.88%, 08/01/26(b)	175	172,148
Sunoco LP, 7.00%, 05/01/29(b)	210	215,906
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29	250	236,973
4.50%, 04/30/30	225	211,770
5.88%, 03/15/28	150	149,248
6.00%, 04/15/27	185	184,291
7.00%, 09/15/28(b)	170	174,100
Talos Production Inc., 9.00%, 02/01/29(b)	195	186,915
Tengizchevroil Finance Co. International Ltd., 4.00%, 08/15/26(e)	400	392,369
TGNR Intermediate Holdings LLC, 5.50%, 10/15/29(b)	200	183,536
TotalEnergies Capital International SA
2.83%, 01/10/30	370	348,196
3.46%, 02/19/29	405	395,400
TotalEnergies Capital SA, 3.88%, 10/11/28	320	318,007
Transocean Aquila Ltd., 8.00%, 09/30/28(b)	90	88,462
Transocean Inc.
8.00%, 02/01/27(b)	171	159,071
8.25%, 05/15/29(b)	270	218,032
8.75%, 02/15/30(b)	340	331,794
Transocean Poseidon Ltd., 6.88%, 02/01/27(b)	92	91,489
Transocean Titan Financing Ltd., 8.38%, 02/01/28(b)	158	156,836
Trident Energy Finance PLC, 12.50%, 11/30/29(e)	200	188,883

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil & Gas (continued)
Tullow Oil PLC, 10.25%, 05/15/26(e)	$361	$283,775
Valaris Ltd., 8.38%, 04/30/30(b)	125	117,009
Valero Energy Corp.
2.15%, 09/15/27	165	156,573
3.40%, 09/15/26	60	59,182
4.00%, 04/01/29	105	102,564
4.35%, 06/01/28	60	59,725
5.15%, 02/15/30	165	166,764
Var Energi ASA
5.00%, 05/18/27(b)	200	201,316
7.50%, 01/15/28(b)	320	336,850
Viper Energy Inc., 5.38%, 11/01/27(b)	150	149,371
Vital Energy Inc., 7.75%, 07/31/29(b)	30	25,287
W&T Offshore Inc., 10.75%, 02/01/29(b)(c)	115	90,265
Wildfire Intermediate Holdings LLC, 7.50%, 10/15/29(b)	190	173,850
Woodside Finance Ltd.
3.70%, 09/15/26(b)(c)	320	316,347
3.70%, 03/15/28(b)	190	185,001
4.50%, 03/04/29(b)	630	621,192
YPF SA, 6.95%, 07/21/27(e)	201	198,013
		59,742,016
Oil & Gas Services — 0.1%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28(b)	270	269,200
6.88%, 04/01/27(b)	96	95,687
Aris Water Holdings LLC, 7.25%, 04/01/30(b)	155	153,934
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor Inc.
2.06%, 12/15/26	290	279,573
3.14%, 11/07/29	105	99,221
3.34%, 12/15/27	490	480,018
Bristow Group Inc., 6.88%, 03/01/28(b)	135	131,182
Enerflex Ltd., 9.00%, 10/15/27(b)	194	198,565
Halliburton Co., 2.92%, 03/01/30	250	229,827
Helix Energy Solutions Group Inc., 9.75%, 03/01/29(b)	105	106,257
Kodiak Gas Services LLC, 7.25%, 02/15/29(b)	260	264,224
NOV Inc., 3.60%, 12/01/29	150	141,440
Oceaneering International Inc., 6.00%, 02/01/28	185	176,284
Schlumberger Holdings Corp.
3.90%, 05/17/28(b)	105	103,492
4.30%, 05/01/29(b)	210	207,761
4.50%, 05/15/28(b)	550	552,176
5.00%, 05/29/27(b)	180	182,495
5.00%, 11/15/29(b)	100	101,688
TGS ASA, 8.50%, 01/15/30(b)	200	197,050
USA Compression Partners LP/USA Compression Finance Corp.
6.88%, 09/01/27	230	228,234
7.13%, 03/15/29(b)	305	307,878
Weatherford International Ltd., 8.63%, 04/30/30(b)	80	79,283
Welltec International ApS, 8.25%, 10/15/26(b)	70	69,318
		4,654,787
Packaging & Containers — 0.3%
Amcor Finance USA Inc., 4.50%, 05/15/28	105	104,729
Amcor Flexibles North America Inc.
4.80%, 03/17/28(b)	270	271,918
5.10%, 03/17/30(b)	220	222,090
Security	Par (000)	Value
Packaging & Containers (continued)
Amcor Group Finance PLC, 5.45%, 05/23/29	$232	$236,628
ARD Finance SA, 6.50%, 06/30/27, (6.50% PIK)(b)(f)	301	7,227
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
3.25%, 09/01/28(b)	200	182,915
4.00%, 09/01/29(b)	300	260,543
6.00%, 06/15/27(b)	200	199,348
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26(b)	375	331,093
5.25%, 08/15/27(b)	570	262,151
Ball Corp.
6.00%, 06/15/29	300	306,210
6.88%, 03/15/28	250	256,303
Berry Global Inc.
1.65%, 01/15/27	241	228,664
4.88%, 07/15/26(b)	143	142,686
5.50%, 04/15/28	150	153,229
5.63%, 07/15/27(b)	185	184,918
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29(e)	200	183,161
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28(b)	145	141,361
Clearwater Paper Corp., 4.75%, 08/15/28(b)	100	93,185
Clydesdale Acquisition Holdings Inc.
6.63%, 04/15/29(b)	150	151,216
6.88%, 01/15/30(b)	150	153,226
Crown Americas LLC, 5.25%, 04/01/30	39	38,953
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26	155	152,601
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	111	114,073
Graham Packaging Co. Inc., 7.13%, 08/15/28(b)	170	166,073
Graphic Packaging International LLC
3.50%, 03/15/28(b)	145	136,845
3.50%, 03/01/29(b)	100	92,909
3.75%, 02/01/30(b)	125	115,163
4.75%, 07/15/27(b)	125	122,591
Intelligent Packaging Ltd. Finco Inc./Intelligent Packaging Ltd. Co-Issuer LLC, 6.00%, 09/15/28(b)	225	224,446
Iris Holdings Inc., 10.00%, 12/15/28(b)(c)	125	110,375
Klabin Austria GmbH, 5.75%, 04/03/29(e)	200	200,241
LABL Inc.
5.88%, 11/01/28(b)	150	124,028
8.25%, 11/01/29(b)(c)	140	94,823
9.50%, 11/01/28(b)	90	78,478
10.50%, 07/15/27(b)	235	210,940
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/27(b)	910	911,767
9.25%, 04/15/27(b)	435	398,374
OI European Group BV, 4.75%, 02/15/30(b)	125	115,713
Owens-Brockway Glass Container Inc., 6.63%, 05/13/27(b)	200	199,688
Packaging Corp. of America
3.00%, 12/15/29	140	130,590
3.40%, 12/15/27	155	151,878
Pactiv LLC, 8.38%, 04/15/27	60	64,946
Sealed Air Corp.
1.57%, 10/15/26(b)	244	232,007
4.00%, 12/01/27(b)	132	127,453
5.00%, 04/15/29(b)	130	126,665
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Packaging & Containers (continued)
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 02/01/28(b)	$290	$291,878
Silgan Holdings Inc., 4.13%, 02/01/28	190	182,459
Smurfit Kappa Treasury ULC, 5.20%, 01/15/30(b)	200	202,519
Sonoco Products Co.
2.25%, 02/01/27	210	201,389
4.45%, 09/01/26	90	89,851
4.60%, 09/01/29	160	157,648
Trident TPI Holdings Inc., 12.75%, 12/31/28(b)	200	209,505
TriMas Corp., 4.13%, 04/15/29(b)	125	116,364
Trivium Packaging Finance BV
5.50%, 08/15/26(b)	355	351,319
8.50%, 08/15/27(b)	215	212,630
WestRock MWV LLC, 8.20%, 01/15/30	170	194,397
WRKCo Inc.
3.38%, 09/15/27	105	102,152
3.90%, 06/01/28	360	352,177
4.00%, 03/15/28	170	167,278
4.90%, 03/15/29	210	210,988
		11,556,975
Pharmaceuticals — 1.1%
180 Medical Inc., 3.88%, 10/15/29(b)	100	93,523
AbbVie Inc.
2.95%, 11/21/26	1,202	1,181,516
3.20%, 05/14/26	585	578,869
3.20%, 11/21/29	1,610	1,534,337
4.25%, 11/14/28	600	603,045
4.65%, 03/15/28	375	380,529
4.80%, 03/15/27	750	759,727
4.80%, 03/15/29	790	805,462
4.88%, 03/15/30	530	541,795
AdaptHealth LLC
4.63%, 08/01/29(b)	155	138,701
5.13%, 03/01/30(b)	175	156,793
6.13%, 08/01/28(b)	155	150,433
Astrazeneca Finance LLC
1.20%, 05/28/26	399	386,734
1.75%, 05/28/28	460	429,047
4.80%, 02/26/27	345	349,498
4.85%, 02/26/29	355	362,625
4.88%, 03/03/28	400	409,055
4.90%, 03/03/30	200	205,427
AstraZeneca PLC
3.13%, 06/12/27	100	98,184
4.00%, 01/17/29	305	303,456
Bausch Health Americas Inc.
8.50%, 01/31/27(b)	205	194,688
9.25%, 04/01/26(b)	145	141,373
Bausch Health Companies Inc.
4.88%, 06/01/28(b)	440	357,031
5.00%, 01/30/28(b)	135	103,403
5.00%, 02/15/29(b)	125	79,071
5.25%, 01/30/30(b)	200	120,354
6.25%, 02/15/29(b)	245	160,445
7.00%, 01/15/28(b)(c)	60	48,233
7.25%, 05/30/29(b)	100	67,019
11.00%, 09/30/28(b)	670	629,995
Bayer Corp./New Jersey, 6.65%, 02/15/28(b)	140	146,226
Bayer U.S. Finance II LLC, 4.38%, 12/15/28(b)	1,060	1,039,774
Security	Par (000)	Value
Pharmaceuticals (continued)
Bayer U.S. Finance LLC
6.13%, 11/21/26(b)	$220	$223,867
6.25%, 01/21/29(b)	325	338,927
Becton Dickinson & Co.
3.70%, 06/06/27	612	604,926
4.69%, 02/13/28	345	347,355
4.87%, 02/08/29	130	131,233
5.08%, 06/07/29	260	264,699
BellRing Brands Inc., 7.00%, 03/15/30(b)	100	103,708
Bristol-Myers Squibb Co.
1.13%, 11/13/27	435	405,667
3.20%, 06/15/26	558	553,089
3.25%, 02/27/27	40	39,501
3.40%, 07/26/29	690	667,815
3.45%, 11/15/27	210	207,438
3.90%, 02/20/28	565	563,528
4.90%, 02/22/27	190	193,062
4.90%, 02/22/29	605	619,693
Cardinal Health Inc.
3.41%, 06/15/27	367	360,609
4.70%, 11/15/26	85	85,414
5.00%, 11/15/29	290	294,637
5.13%, 02/15/29	200	204,304
Cencora Inc.
3.45%, 12/15/27	40	39,128
4.63%, 12/15/27	60	60,433
4.85%, 12/15/29	200	202,237
Cheplapharm Arzneimittel GmbH, 5.50%, 01/15/28(b)	205	182,540
CVS Health Corp.
1.30%, 08/21/27	742	689,677
2.88%, 06/01/26	569	558,554
3.00%, 08/15/26	282	276,488
3.25%, 08/15/29	560	527,864
3.63%, 04/01/27	377	370,810
3.75%, 04/01/30	460	437,436
4.30%, 03/25/28	1,505	1,494,289
5.00%, 01/30/29	325	328,411
5.13%, 02/21/30	500	505,502
5.40%, 06/01/29	350	359,022
6.25%, 06/01/27	100	103,547
7.00%, 03/10/55, (5-year CMT + 2.886%)(a)	695	703,162
Elanco Animal Health Inc., 6.65%, 08/28/28	250	253,633
Eli Lilly & Co.
3.10%, 05/15/27	450	442,791
3.38%, 03/15/29	320	312,359
4.15%, 08/14/27	260	261,765
4.20%, 08/14/29	280	281,284
4.50%, 02/09/27	370	373,687
4.50%, 02/09/29	340	345,510
4.55%, 02/12/28	365	370,972
4.75%, 02/12/30	375	384,523
GlaxoSmithKline Capital Inc.
3.88%, 05/15/28	660	656,588
4.50%, 04/15/30	125	125,653
GlaxoSmithKline Capital PLC
3.38%, 06/01/29	290	280,445
4.32%, 03/12/27	125	126,050
Grifols SA, 4.75%, 10/15/28(b)	230	214,134

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pharmaceuticals (continued)
HLF Financing SARL LLC/Herbalife International Inc.
4.88%, 06/01/29(b)	$200	$154,081
12.25%, 04/15/29(b)	245	260,178
Jazz Securities DAC, 4.38%, 01/15/29(b)	450	427,282
Johnson & Johnson
0.95%, 09/01/27	580	543,551
2.90%, 01/15/28	615	600,456
2.95%, 03/03/27	285	280,847
4.50%, 03/01/27	225	228,002
4.55%, 03/01/28	200	203,962
4.70%, 03/01/30	530	544,810
4.80%, 06/01/29	360	370,888
6.95%, 09/01/29	155	172,787
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 14.75%, 11/14/28(b)	145	151,963
McKesson Corp.
1.30%, 08/15/26	262	252,551
3.95%, 02/16/28	55	54,481
4.25%, 09/15/29	150	149,756
4.90%, 07/15/28	115	117,515
Merck & Co. Inc.
1.70%, 06/10/27	435	415,779
1.90%, 12/10/28	310	288,211
3.40%, 03/07/29	500	486,807
4.05%, 05/17/28	220	220,980
Merck Sharp & Dohme Corp., 5.95%, 12/01/28	205	216,879
Mylan Inc., 4.55%, 04/15/28	205	200,477
Novartis Capital Corp.
2.00%, 02/14/27	460	445,029
3.10%, 05/17/27	405	399,021
3.80%, 09/18/29	230	227,157
Option Care Health Inc., 4.38%, 10/31/29(b)	150	141,557
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28(b)	625	589,545
Owens & Minor Inc.
4.50%, 03/31/29(b)	145	117,619
6.63%, 04/01/30(b)	108	91,971
10.00%, 04/15/30(b)	194	199,992
P&L Development LLC/PLD Finance Corp., 12.00%, 05/15/29, (9.00% Cash and 3.00% PIK)(b)(f)	98	97,454
Pfizer Inc.
2.63%, 04/01/30	400	368,858
2.75%, 06/03/26	412	406,704
3.00%, 12/15/26	470	462,370
3.45%, 03/15/29	560	546,104
3.60%, 09/15/28	320	316,205
Pfizer Investment Enterprises Pte Ltd.
4.45%, 05/19/26	1,000	1,001,366
4.45%, 05/19/28	1,305	1,315,693
Pharmacia LLC, 6.60%, 12/01/28	190	204,413
PRA Health Sciences Inc., 2.88%, 07/15/26(b)	200	194,441
Sanofi SA, 3.63%, 06/19/28	15	14,837
Shire Acquisitions Investments Ireland DAC, 3.20%, 09/23/26	421	414,678
Takeda Pharmaceutical Co. Ltd.
2.05%, 03/31/30	700	622,597
5.00%, 11/26/28	635	646,614
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	1,100	1,062,896
4.75%, 05/09/27	300	294,322
Security	Par (000)	Value
Pharmaceuticals (continued)
5.13%, 05/09/29	$200	$194,328
6.75%, 03/01/28	400	408,925
7.88%, 09/15/29	200	214,015
Utah Acquisition Sub Inc., 3.95%, 06/15/26	707	697,099
Viatris Inc., 2.30%, 06/22/27	290	273,187
Zoetis Inc.
3.00%, 09/12/27	272	264,580
3.90%, 08/20/28	155	153,383
		48,763,537
Pipelines — 0.9%
Abu Dhabi Crude Oil Pipeline LLC, 3.65%, 11/02/29(e)	200	192,647
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29(b)	240	234,329
5.75%, 03/01/27(b)	205	204,462
5.75%, 01/15/28(b)	225	223,551
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.63%, 07/15/26(b)	130	129,354
7.00%, 07/15/29(b)	135	137,494
Boardwalk Pipelines LP
4.45%, 07/15/27	210	209,917
4.80%, 05/03/29	150	150,060
5.95%, 06/01/26	65	65,719
Buckeye Partners LP
3.95%, 12/01/26	200	194,983
4.13%, 12/01/27	115	110,486
4.50%, 03/01/28(b)	175	168,926
6.75%, 02/01/30(b)	145	147,388
6.88%, 07/01/29(b)	180	183,400
Cheniere Corpus Christi Holdings LLC
3.70%, 11/15/29	255	243,332
5.13%, 06/30/27	592	598,586
Cheniere Energy Inc., 4.63%, 10/15/28	570	563,289
Cheniere Energy Partners LP, 4.50%, 10/01/29	515	502,117
CNX Midstream Partners LP, 4.75%, 04/15/30(b)	125	115,179
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., 4.15%, 08/15/26(b)	150	148,897
Columbia Pipelines Holding Co. LLC
6.04%, 08/15/28(b)	240	247,557
6.06%, 08/15/26(b)	175	177,240
DCP Midstream Operating LP
5.13%, 05/15/29	165	166,442
5.63%, 07/15/27	279	283,977
Delek Logistics Partners LP/Delek Logistics Finance Corp.
7.13%, 06/01/28(b)	165	163,189
8.63%, 03/15/29(b)	315	323,670
DT Midstream Inc., 4.13%, 06/15/29(b)	350	328,405
Eastern Gas Transmission & Storage Inc., 3.00%, 11/15/29	25	23,532
Enbridge Inc.
1.60%, 10/04/26	297	285,311
3.13%, 11/15/29	350	327,849
3.70%, 07/15/27	160	157,685
4.25%, 12/01/26	130	129,519
5.25%, 04/05/27	195	197,955
5.30%, 04/05/29	245	250,831
5.90%, 11/15/26	255	260,024
6.00%, 11/15/28	235	245,912
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
7.38%, 03/15/55, (5-year CMT + 3.122%)(a)	$125	$126,266
Energy Transfer LP
3.90%, 07/15/26	220	217,878
4.00%, 10/01/27	325	320,795
4.15%, 09/15/29	175	169,990
4.20%, 04/15/27	305	302,757
4.40%, 03/15/27	102	101,670
4.95%, 05/15/28	125	126,054
4.95%, 06/15/28	230	232,010
5.20%, 04/01/30	200	201,994
5.25%, 04/15/29	420	425,563
5.25%, 07/01/29	330	334,712
5.50%, 06/01/27	184	186,977
5.55%, 02/15/28	495	507,236
5.63%, 05/01/27(b)	575	575,113
6.00%, 02/01/29(b)	225	227,535
6.05%, 12/01/26	260	265,178
6.10%, 12/01/28	360	376,404
7.13%, 10/01/54, (5-year CMT + 2.829%)(a)	100	98,903
8.00%, 05/15/54, (5-year CMT + 4.020%)(a)	295	306,159
EnLink Midstream LLC
5.38%, 06/01/29	180	183,272
5.63%, 01/15/28(b)	183	186,623
EnLink Midstream Partners LP, 4.85%, 07/15/26	160	159,989
Enterprise Products Operating LLC
2.80%, 01/31/30	350	326,279
3.13%, 07/31/29	350	333,944
3.95%, 02/15/27	195	194,192
4.15%, 10/16/28	280	278,860
4.60%, 01/11/27	155	156,090
5.38%, 02/15/78, (3-mo. CME Term SOFR + 2.832%)(a)	230	222,124
Series E, 5.25%, 08/16/77, (3-mo. CME Term SOFR + 3.295%)(a)	370	358,577
Excelerate Energy LP, 8.00%, 05/15/30(b)	130	131,958
FTAI Infra Escrow Holdings LLC, 10.50%, 06/01/27(b)	205	211,949
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 09/30/27(e)	161	154,833
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 02/01/28	220	219,164
8.25%, 01/15/29	200	203,431
8.88%, 04/15/30	150	153,108
Global Partners LP/GLP Finance Corp.
6.88%, 01/15/29	125	124,115
7.00%, 08/01/27	145	144,006
Harvest Midstream I LP, 7.50%, 09/01/28(b)	260	263,641
Hess Midstream Operations LP
4.25%, 02/15/30(b)	225	211,162
5.13%, 06/15/28(b)	165	161,595
5.88%, 03/01/28(b)	250	250,423
6.50%, 06/01/29(b)	170	172,642
Howard Midstream Energy Partners LLC, 8.88%, 07/15/28(b)	175	182,062
ITT Holdings LLC, 6.50%, 08/01/29(b)	375	342,820
Kinder Morgan Inc.
1.75%, 11/15/26	200	192,266
4.30%, 03/01/28	535	532,946
5.00%, 02/01/29	375	378,906
5.10%, 08/01/29	170	172,712
5.15%, 06/01/30	70	70,564
Security	Par (000)	Value
Pipelines (continued)
Kinetik Holdings LP, 6.63%, 12/15/28(b)	$305	$307,265
Martin Midstream Partners LP/Martin Midstream Finance Corp., 11.50%, 02/15/28(b)	130	135,437
Midwest Connector Capital Co. LLC, 4.63%, 04/01/29(b)	235	233,859
MPLX LP
4.00%, 03/15/28	170	167,711
4.13%, 03/01/27	482	478,432
4.25%, 12/01/27	300	298,073
4.80%, 02/15/29	235	235,147
New Fortress Energy Inc., 8.75%, 03/15/29(b)(c)	15	7,961
NFE Financing LLC, 12.00%, 11/15/29(b)	946	651,063
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, 02/15/29(b)	310	291,589
NGPL PipeCo LLC, 4.88%, 08/15/27(b)	157	156,802
Northwest Pipeline LLC, 4.00%, 04/01/27	145	143,831
NuStar Logistics LP
5.63%, 04/28/27	190	189,369
6.00%, 06/01/26	170	170,014
ONEOK Inc.
3.10%, 03/15/30	200	184,466
3.40%, 09/01/29	200	188,693
4.00%, 07/13/27	245	242,011
4.25%, 09/24/27	330	328,064
4.35%, 03/15/29	240	236,203
4.40%, 10/15/29	185	181,896
4.55%, 07/15/28	330	329,727
5.55%, 11/01/26	310	313,835
5.65%, 11/01/28	250	257,748
Peru LNG SRL, 5.38%, 03/22/30(e)	166	150,808
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	240	227,331
4.50%, 12/15/26	145	145,053
Prairie Acquiror LP, 9.00%, 08/01/29(b)	125	125,966
QazaqGaz NC JSC, 4.38%, 09/26/27(e)	200	192,863
Rockies Express Pipeline LLC, 4.95%, 07/15/29(b)	165	157,823
Sabal Trail Transmission LLC, 4.25%, 05/01/28(b)	50	49,246
Sabine Pass Liquefaction LLC
4.20%, 03/15/28	500	496,424
5.00%, 03/15/27	567	571,037
5.88%, 06/30/26	471	475,026
South Bow Canadian Infrastructure Holdings Ltd., 7.63%, 03/01/55, (5-year CMT + 3.949%)(a)(b)	100	99,818
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/27(b)	320	321,596
5.03%, 10/01/29(b)	350	347,271
Spectra Energy Partners LP, 3.38%, 10/15/26	215	211,293
Summit Midstream Holdings LLC, 8.63%, 10/31/29(b)	225	221,363
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28(b)	245	238,682
6.00%, 03/01/27(b)	135	133,097
7.38%, 02/15/29(b)	255	254,103
Targa Resources Corp.
5.20%, 07/01/27	332	336,511
6.15%, 03/01/29	345	359,938
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/28	160	159,776
6.50%, 07/15/27	240	240,952

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Pipelines (continued)
6.88%, 01/15/29	$855	$874,065
TC PipeLines LP, 3.90%, 05/25/27	123	121,293
Tennessee Gas Pipeline Co. LLC
2.90%, 03/01/30(b)	350	319,916
7.00%, 10/15/28	30	32,059
Texas Eastern Transmission LP, 3.50%, 01/15/28(b)	10	9,726
TransCanada PipeLines Ltd.
4.10%, 04/15/30	350	338,134
4.25%, 05/15/28	515	511,003
Transcontinental Gas Pipe Line Co. LLC, 4.00%, 03/15/28	45	44,573
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(e)	120	118,436
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(e)	200	201,130
Valero Energy Partners LP, 4.50%, 03/15/28	325	325,286
Venture Global Calcasieu Pass LLC
6.25%, 01/15/30(b)	305	305,673
3.88%, 08/15/29(b)	375	343,987
Venture Global LNG Inc.
7.00%, 01/15/30(b)	425	400,446
8.13%, 06/01/28(b)	697	692,573
9.50%, 02/01/29(b)	955	989,541
Western Midstream Operating LP
4.05%, 02/01/30	350	332,622
4.50%, 03/01/28	40	39,478
4.65%, 07/01/26	225	224,158
4.75%, 08/15/28	175	173,599
6.35%, 01/15/29	205	213,078
Whistler Pipeline LLC, 5.40%, 09/30/29(b)	100	100,712
Williams Companies Inc. (The)
3.75%, 06/15/27	567	558,504
4.90%, 03/15/29	420	424,206
5.30%, 08/15/28	285	291,528
		39,101,560
Private Equity — 0.0%
Apollo Management Holdings LP
4.40%, 05/27/26(b)	130	129,494
4.87%, 02/15/29(b)	210	212,403
Carlyle Finance Subsidiary LLC, 3.50%, 09/19/29(b)	155	148,776
KKR Group Finance Co. VI LLC, 3.75%, 07/01/29(b)	240	232,033
		722,706
Real Estate — 0.2%
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29(e)	200	192,317
Alpha Star Holding IX Ltd., 7.00%, 08/26/28(e)	200	201,353
Alpha Star Holding VIII Ltd., 8.38%, 04/12/27(e)	200	206,181
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 04/15/30(b)	85	75,387
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp.
5.25%, 04/15/30(b)	87	64,083
5.75%, 01/15/29(b)	165	130,459
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(e)	400	378,124
Arabian Centres Sukuk III Ltd., 9.50%, 03/06/29(e)	200	200,020
Arada Sukuk 2 Ltd., 8.00%, 06/24/29(e)	200	203,471
Arada Sukuk Ltd., 8.13%, 06/08/27(e)	200	203,770
Aroundtown SA, 5.38%, 03/21/29(e)	200	191,842
Binghatti Sukuk SPC Ltd., 9.63%, 02/28/27(e)	200	204,660
CBRE Services Inc.
4.80%, 06/15/30	125	124,387
Security	Par (000)	Value
Real Estate (continued)
5.50%, 04/01/29	$100	$102,585
China Overseas Finance Cayman VII Ltd., 4.75%, 04/26/28(e)	200	200,303
China Overseas Finance Cayman VIII Ltd., 2.75%, 03/02/30(e)	200	181,705
CK Property Finance MTN Ltd., 1.38%, 06/30/26(e)	200	192,263
CoreLogic Inc., 4.50%, 05/01/28(b)	235	222,208
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28(b)	195	195,932
Dar Al-Arkan Sukuk Co. Ltd., 8.00%, 02/25/29(e)	200	205,929
Emaar Sukuk Ltd.
3.64%, 09/15/26(e)	200	197,275
3.88%, 09/17/29(e)	200	192,965
Esic Sukuk Ltd., 5.83%, 02/14/29(e)	200	203,011
Five Point Operating Co. LP/Five Point Capital Corp., 12.00%, 01/15/28(b)(h)	157	159,911
Franshion Brilliant Ltd., 4.25%, 07/23/29(e)	200	173,808
GAIF Bond Issuer Pty. Ltd., 3.40%, 09/30/26(b)	315	310,321
HAT Holdings I LLC/HAT Holdings II LLC, 8.00%, 06/15/27(b)	285	293,256
Howard Hughes Corp. (The)
4.13%, 02/01/29(b)	200	183,285
5.38%, 08/01/28(b)	250	241,149
Hunt Companies Inc., 5.25%, 04/15/29(b)	200	189,848
Huzhou City Investment Development Group Co. Ltd., 4.70%, 12/05/27(e)	400	398,339
Hysan MTN Ltd., 2.88%, 06/02/27(e)	200	191,501
Jones Lang LaSalle Inc., 6.88%, 12/01/28	145	154,513
Kennedy-Wilson Inc.
4.75%, 03/01/29	200	180,098
4.75%, 02/01/30	175	153,557
Longfor Group Holdings Ltd.
3.95%, 09/16/29(e)	200	159,851
4.50%, 01/16/28(e)	200	176,049
MAF Global Securities Ltd., 7.88%, (5-year CMT + 4.893%)(a)(e)(g)	200	205,517
MAF Sukuk Ltd., 4.64%, 05/14/29(e)	200	197,881
Mitsui Fudosan Co. Ltd.
3.65%, 07/20/27(b)	200	196,809
3.95%, 01/24/29(b)	200	195,639
Nan Fung Treasury Ltd., 3.88%, 10/03/27(e)	200	194,598
Newmark Group Inc., 7.50%, 01/12/29	160	167,395
Ontario Teachers' Cadillac Fairview Properties Trust
3.88%, 03/20/27(b)	250	246,899
4.13%, 02/01/29(b)	315	309,398
Sinochem Offshore Capital Co. Ltd., 2.25%, 11/24/26(e)	400	387,033
Sobha Sukuk Ltd., 8.75%, 07/17/28(e)	200	204,730
Sun Hung Kai Properties Capital Market Ltd.
2.88%, 01/21/30(e)	200	185,470
3.75%, 02/25/29(e)	200	194,435
Swire Pacific MTN Financing HK Ltd., 2.88%, 01/30/30(e)	200	186,458
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27(e)	400	306,330
Wharf REIC Finance BVI Ltd., 3.50%, 01/17/28(e)	200	194,497
Wuhan Urban Construction Group Co. Ltd., 5.70%, 06/24/27(e)	200	202,674
Yanlord Land HK Co. Ltd., 5.13%, 05/20/26(e)	200	193,757
		11,005,236
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts — 1.1%
Agree LP, 2.00%, 06/15/28	$100	$92,943
Alexandria Real Estate Equities Inc.
2.75%, 12/15/29	55	50,374
3.95%, 01/15/28	373	367,705
American Homes 4 Rent LP
4.25%, 02/15/28	170	168,468
4.90%, 02/15/29	100	100,616
American Tower Corp.
1.45%, 09/15/26	257	246,595
1.50%, 01/31/28	175	161,609
2.75%, 01/15/27	194	188,540
2.90%, 01/15/30	200	185,045
3.13%, 01/15/27	225	220,035
3.38%, 10/15/26	247	243,136
3.55%, 07/15/27	139	136,469
3.60%, 01/15/28	90	88,044
3.65%, 03/15/27	292	287,557
3.80%, 08/15/29	515	498,300
3.95%, 03/15/29	260	253,521
4.90%, 03/15/30	285	287,776
5.00%, 01/31/30	130	132,116
5.20%, 02/15/29	140	143,089
5.25%, 07/15/28	190	194,304
5.50%, 03/15/28	325	334,246
5.80%, 11/15/28	255	265,334
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29(b)(c)	150	138,463
AvalonBay Communities Inc.
1.90%, 12/01/28	150	137,907
2.30%, 03/01/30	200	181,236
2.90%, 10/15/26	50	48,965
2.95%, 05/11/26	155	152,688
3.20%, 01/15/28	150	145,676
3.30%, 06/01/29	20	19,152
3.35%, 05/15/27	193	189,903
Blackstone Mortgage Trust Inc.
3.75%, 01/15/27(b)	130	123,469
7.75%, 12/01/29(b)	130	135,142
Boston Properties LP
2.75%, 10/01/26	385	373,406
2.90%, 03/15/30	180	163,037
3.40%, 06/21/29	250	234,422
4.50%, 12/01/28	235	231,064
6.75%, 12/01/27	445	464,429
Brandywine Operating Partnership LP
3.95%, 11/15/27	125	117,796
4.55%, 10/01/29(c)	105	95,813
8.30%, 03/15/28	124	128,148
8.88%, 04/12/29	120	126,054
Brixmor Operating Partnership LP
2.25%, 04/01/28	290	270,744
3.90%, 03/15/27	75	74,042
4.13%, 06/15/26	80	79,514
4.13%, 05/15/29	210	204,482
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LLC
4.50%, 04/01/27(b)	223	216,095
5.75%, 05/15/26(b)	271	268,419
Camden Property Trust
3.15%, 07/01/29	215	203,385
4.10%, 10/15/28	115	113,667
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
Cibanco SA Ibm/PLA Administradora Industrial S de RL de CV, 4.96%, 07/18/29(e)	$200	$192,084
COPT Defense Properties LP, 2.00%, 01/15/29	110	98,417
Crown Castle Inc.
1.05%, 07/15/26	437	418,481
2.90%, 03/15/27	312	302,592
3.10%, 11/15/29	55	51,087
3.65%, 09/01/27	237	231,791
3.70%, 06/15/26	252	249,257
3.80%, 02/15/28	516	503,970
4.30%, 02/15/29	185	181,624
4.80%, 09/01/28	75	75,145
4.90%, 09/01/29	165	165,422
5.00%, 01/11/28	520	524,159
5.60%, 06/01/29	265	271,861
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28(b)	135	131,239
CubeSmart LP
2.25%, 12/15/28	160	147,016
3.00%, 02/15/30	10	9,252
3.13%, 09/01/26	45	44,063
4.38%, 02/15/29	105	103,675
Digital Realty Trust LP
3.60%, 07/01/29	195	187,618
3.70%, 08/15/27	685	676,491
4.45%, 07/15/28	100	99,717
5.55%, 01/15/28	383	393,480
Diversified Healthcare Trust, 4.75%, 02/15/28	165	147,634
DOC DR LLC
3.95%, 01/15/28	215	211,742
4.30%, 03/15/27	70	69,624
EPR Properties
3.75%, 08/15/29	150	139,995
4.50%, 06/01/27	227	223,314
4.75%, 12/15/26	155	153,676
4.95%, 04/15/28	220	217,303
Equinix Inc.
1.45%, 05/15/26	280	270,715
1.55%, 03/15/28	230	212,474
1.80%, 07/15/27	255	240,910
2.00%, 05/15/28	65	60,612
2.90%, 11/18/26	109	106,382
3.20%, 11/18/29	305	287,054
ERP Operating LP
2.50%, 02/15/30	180	164,210
2.85%, 11/01/26	145	141,909
3.00%, 07/01/29	135	127,079
3.25%, 08/01/27	205	199,990
3.50%, 03/01/28	45	43,983
4.15%, 12/01/28	225	223,560
Essex Portfolio LP
1.70%, 03/01/28	390	361,271
3.00%, 01/15/30	185	171,035
3.63%, 05/01/27	90	88,596
Extra Space Storage LP
3.50%, 07/01/26	50	49,407
3.88%, 12/15/27	415	409,820
3.90%, 04/01/29	120	116,241
5.70%, 04/01/28	150	154,766
Federal Realty OP LP
3.20%, 06/15/29	35	33,029

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
3.25%, 07/15/27	$40	$38,855
5.38%, 05/01/28	380	388,158
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(b)	150	141,108
GLP Capital LP/GLP Financing II Inc.
4.00%, 01/15/30	220	207,539
5.30%, 01/15/29	260	259,817
5.75%, 06/01/28	97	98,372
Goodman U.S. Finance Three LLC, 3.70%, 03/15/28(b)	130	126,751
HAT Holdings I LLC/HAT Holdings II LLC, 3.38%, 06/15/26(b)	353	342,633
Healthcare Realty Holdings LP
3.10%, 02/15/30	200	183,606
3.50%, 08/01/26	155	152,333
3.75%, 07/01/27	64	62,606
Healthpeak OP LLC
1.35%, 02/01/27	115	108,758
2.13%, 12/01/28	290	265,871
3.00%, 01/15/30	300	277,663
3.25%, 07/15/26	55	54,102
3.50%, 07/15/29	145	137,824
Highwoods Realty LP
3.05%, 02/15/30	155	138,360
4.13%, 03/15/28	65	63,278
4.20%, 04/15/29	105	100,283
Host Hotels & Resorts LP, Series H, 3.38%, 12/15/29	75	69,245
Hudson Pacific Properties LP
3.25%, 01/15/30	140	92,706
3.95%, 11/01/27	150	130,271
4.65%, 04/01/29(c)	135	96,677
5.95%, 02/15/28(c)	125	104,410
Invitation Homes Operating Partnership LP, 2.30%, 11/15/28	220	204,130
Iron Mountain Inc.
4.88%, 09/15/27(b)	310	305,599
4.88%, 09/15/29(b)	390	375,963
5.00%, 07/15/28(b)	150	146,463
5.25%, 03/15/28(b)	240	236,033
7.00%, 02/15/29(b)	300	308,379
Kilroy Realty LP
3.05%, 02/15/30	150	132,291
4.25%, 08/15/29	140	132,349
4.75%, 12/15/28	170	165,707
Kimco Realty OP LLC
1.90%, 03/01/28	400	373,390
2.80%, 10/01/26	55	53,718
3.80%, 04/01/27	150	148,109
Kite Realty Group LP, 4.00%, 10/01/26	70	69,233
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27(b)	230	224,239
4.75%, 06/15/29(b)	160	153,205
Link Finance Cayman 2009 Ltd. (The), 2.88%, 07/21/26(e)	200	196,579
LXP Industrial Trust, 6.75%, 11/15/28	65	69,066
Mid-America Apartments LP
1.10%, 09/15/26	195	186,761
3.60%, 06/01/27	220	217,085
3.95%, 03/15/29	195	191,135
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.20%, 06/15/28	$10	$9,950
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/29	260	198,091
5.00%, 10/15/27	435	387,200
Necessity Retail REIT Inc./American Finance Operating Partner LP (The), 4.50%, 09/30/28(b)	105	99,003
NNN REIT Inc., 3.50%, 10/15/27	385	374,972
Office Properties Income Trust
3.25%, 03/15/27(b)	146	116,926
9.00%, 03/31/29(b)	100	95,995
9.00%, 09/30/29(b)	186	137,643
Omega Healthcare Investors Inc.
3.63%, 10/01/29	175	164,519
4.50%, 04/01/27	220	219,683
4.75%, 01/15/28	210	210,229
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
4.88%, 05/15/29(b)	225	210,691
5.88%, 10/01/28(b)	240	234,500
7.00%, 02/01/30(b)	165	164,972
Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, 10/15/29(b)	115	113,244
Piedmont Operating Partnership LP
6.88%, 07/15/29	210	214,294
9.25%, 07/20/28	220	238,066
Prologis LP
2.13%, 04/15/27	80	77,020
2.25%, 04/15/30	300	270,380
3.38%, 12/15/27	425	416,635
3.88%, 09/15/28	100	98,688
4.00%, 09/15/28	169	167,535
4.38%, 02/01/29	105	105,417
4.88%, 06/15/28	180	183,194
Prologis Targeted U.S. Logistics Fund LP, 5.25%, 04/01/29(b)	140	143,802
Public Storage Operating Co.
1.50%, 11/09/26	325	311,898
1.85%, 05/01/28	200	186,978
1.95%, 11/09/28	120	111,043
3.09%, 09/15/27	50	48,778
3.39%, 05/01/29	130	125,680
5.13%, 01/15/29	175	180,335
Realty Income Corp.
2.10%, 03/15/28	110	103,236
2.20%, 06/15/28	130	121,716
3.00%, 01/15/27	270	264,076
3.10%, 12/15/29	130	121,732
3.25%, 06/15/29	150	142,456
3.40%, 01/15/28	205	199,905
3.40%, 01/15/30	150	142,317
3.65%, 01/15/28	195	191,559
3.95%, 08/15/27	243	240,929
4.00%, 07/15/29	170	166,039
4.13%, 10/15/26	245	244,185
4.70%, 12/15/28	20	20,165
4.75%, 02/15/29	155	156,277
4.85%, 03/15/30	130	131,313
4.88%, 06/01/26	60	60,218
Regency Centers LP, 4.13%, 03/15/28	355	353,146
Rexford Industrial Realty LP, 5.00%, 06/15/28	115	115,038
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
RHP Hotel Properties LP/RHP Finance Corp.
4.50%, 02/15/29(b)	$200	$191,441
4.75%, 10/15/27	210	206,071
7.25%, 07/15/28(b)	135	138,809
Rithm Capital Corp., 8.00%, 04/01/29(b)	250	250,082
RLJ Lodging Trust LP
3.75%, 07/01/26(b)	195	191,338
4.00%, 09/15/29(b)	150	135,474
Sabra Health Care LP
3.90%, 10/15/29	75	70,391
5.13%, 08/15/26	252	250,918
SBA Communications Corp.
3.13%, 02/01/29	450	416,819
3.88%, 02/15/27	490	479,872
Scentre Group Trust 1/Scentre Group Trust 2, 3.75%, 03/23/27(b)	275	271,211
Service Properties Trust
3.95%, 01/15/28	120	105,854
4.38%, 02/15/30(c)	145	108,184
4.75%, 10/01/26	150	145,313
4.95%, 02/15/27	135	128,333
4.95%, 10/01/29	124	97,317
5.50%, 12/15/27	145	138,554
8.38%, 06/15/29	210	204,179
Simon Property Group LP
1.38%, 01/15/27	304	289,458
1.75%, 02/01/28	360	336,798
2.45%, 09/13/29	350	321,817
3.38%, 06/15/27	225	221,135
3.38%, 12/01/27	355	347,575
Starwood Property Trust Inc.
3.63%, 07/15/26(b)	145	141,566
4.38%, 01/15/27(b)	175	171,533
6.00%, 04/15/30(b)	125	123,897
7.25%, 04/01/29(b)	185	192,010
Store Capital LLC
4.50%, 03/15/28	120	118,172
4.63%, 03/15/29	60	58,576
5.40%, 04/30/30(b)	65	64,854
Sun Communities Operating LP
2.30%, 11/01/28	135	125,584
5.50%, 01/15/29	110	112,970
Tanger Properties LP, 3.88%, 07/15/27	50	49,192
Trust Fibra Uno, 4.87%, 01/15/30(e)	200	185,831
UDR Inc.
2.95%, 09/01/26	20	19,610
3.20%, 01/15/30	200	187,635
3.50%, 07/01/27	245	240,352
4.40%, 01/26/29	100	99,619
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC, 6.00%, 01/15/30(b)(c)	250	223,105
Uniti Group LP/Uniti Group Finance 2019 Inc./CSL Capital LLC
4.75%, 04/15/28(b)	170	162,646
6.50%, 02/15/29(b)	375	342,867
10.50%, 02/15/28(b)	833	884,648
Ventas Realty LP
3.00%, 01/15/30	150	139,187
3.25%, 10/15/26	60	58,874
3.85%, 04/01/27	100	98,940
4.00%, 03/01/28	200	197,187
Security	Par (000)	Value
Real Estate Investment Trusts (continued)
4.40%, 01/15/29	$225	$222,919
VICI Properties LP
4.75%, 02/15/28	490	491,277
4.75%, 04/01/28	270	270,366
4.95%, 02/15/30	300	298,292
VICI Properties LP/VICI Note Co. Inc.
3.75%, 02/15/27(b)	315	309,275
3.88%, 02/15/29(b)	225	215,895
4.25%, 12/01/26(b)	432	427,669
4.50%, 09/01/26(b)	173	172,125
4.50%, 01/15/28(b)	60	59,086
4.63%, 12/01/29(b)	385	374,260
5.75%, 02/01/27(b)	255	258,134
Vornado Realty LP, 2.15%, 06/01/26	160	154,278
WEA Finance LLC
2.88%, 01/15/27(b)	265	257,155
3.50%, 06/15/29(b)	220	208,317
4.13%, 09/20/28(b)	175	171,451
Welltower OP LLC
2.05%, 01/15/29	85	78,081
2.70%, 02/15/27	234	227,919
3.10%, 01/15/30	225	211,601
4.13%, 03/15/29	55	54,352
4.25%, 04/15/28	490	489,874
Weyerhaeuser Co.
4.00%, 11/15/29	250	243,309
4.00%, 04/15/30	230	222,573
4.75%, 05/15/26	255	255,077
6.95%, 10/01/27	35	37,024
WP Carey Inc., 3.85%, 07/15/29	110	106,273
XHR LP, 4.88%, 06/01/29(b)	150	141,521
		49,893,941
Retail — 0.8%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29(b)	250	233,929
3.88%, 01/15/28(b)	460	442,244
4.38%, 01/15/28(b)	250	242,125
5.63%, 09/15/29(b)	150	149,687
6.13%, 06/15/29(b)	400	406,990
7-Eleven Inc., 1.30%, 02/10/28(b)	505	461,607
Academy Ltd., 6.00%, 11/15/27(b)	132	132,055
Advance Auto Parts Inc.
1.75%, 10/01/27	100	89,898
3.90%, 04/15/30	150	134,935
5.95%, 03/09/28	140	138,846
Alimentation Couche-Tard Inc.
2.95%, 01/25/30(b)	225	207,901
3.55%, 07/26/27(b)	245	239,974
Arko Corp., 5.13%, 11/15/29(b)(c)	130	104,006
Asbury Automotive Group Inc.
4.50%, 03/01/28	135	130,855
4.63%, 11/15/29(b)	150	141,226
4.75%, 03/01/30	210	196,333
AutoNation Inc.
1.95%, 08/01/28	155	141,478
3.80%, 11/15/27	10	9,726
AutoZone Inc.
3.75%, 06/01/27	55	54,287
3.75%, 04/18/29	100	97,243
4.00%, 04/15/30	230	223,450
4.50%, 02/01/28	280	281,624

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
5.05%, 07/15/26	$150	$150,945
5.10%, 07/15/29	175	178,682
6.25%, 11/01/28	170	180,012
Bath & Body Works Inc.
5.25%, 02/01/28	142	140,663
6.69%, 01/15/27	95	96,765
7.50%, 06/15/29	150	153,840
BCPE Ulysses Intermediate Inc., 7.75%, 04/01/27, (7.75% PIK)(b)(f)	135	130,983
Beacon Roofing Supply Inc., 4.13%, 05/15/29(b)	100	100,910
Best Buy Co. Inc., 4.45%, 10/01/28	100	99,853
Bloomin' Brands Inc./OSI Restaurant Partners LLC, 5.13%, 04/15/29(b)(c)	100	86,436
BlueLinx Holdings Inc., 6.00%, 11/15/29(b)	90	85,860
Carvana Co., 9.00%, 12/01/28, (9.00% PIK)(b)(f)	225	231,338
CEC Entertainment LLC, 6.75%, 05/01/26(b)	225	221,044
Chengdu Communications Investment Group Co. Ltd., 4.75%, 12/13/27(e)	200	199,484
CK Hutchison International 24 Ltd., 5.38%, 04/26/29(b)	200	204,941
Costco Wholesale Corp.
1.38%, 06/20/27	587	558,072
1.60%, 04/20/30	550	487,513
3.00%, 05/18/27	277	272,507
Darden Restaurants Inc.
3.85%, 05/01/27	26	25,678
4.35%, 10/15/27	120	119,815
4.55%, 10/15/29	130	129,125
Dollar General Corp.
3.50%, 04/03/30	300	281,462
3.88%, 04/15/27	202	199,444
4.13%, 05/01/28	140	138,006
4.63%, 11/01/27	275	275,579
5.20%, 07/05/28	110	111,720
Dollar Tree Inc., 4.20%, 05/15/28	422	416,249
eG Global Finance PLC, 12.00%, 11/30/28(b)	350	384,879
El Puerto de Liverpool SAB de CV, 3.88%, 10/06/26(e)	200	197,068
Evergreen Acqco 1 LP/TVI Inc., 9.75%, 04/26/28(b)	162	167,482
Ferrellgas LP/Ferrellgas Finance Corp.
5.38%, 04/01/26(b)	190	184,822
5.88%, 04/01/29(b)	250	216,926
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co. Inc.
4.63%, 01/15/29(b)	320	296,816
6.75%, 01/15/30(b)	375	327,567
FirstCash Inc.
4.63%, 09/01/28(b)	175	169,958
5.63%, 01/01/30(b)	150	147,392
Foot Locker Inc., 4.00%, 10/01/29(b)	115	93,138
Foundation Building Materials Inc., 6.00%, 03/01/29(b)(c)	125	105,176
Gap Inc. (The), 3.63%, 10/01/29(b)	215	194,880
Genuine Parts Co.
4.95%, 08/15/29	275	276,698
6.50%, 11/01/28	195	206,317
Global Auto Holdings Ltd./AAG FH U.K. Ltd.
8.38%, 01/15/29(b)	190	167,661
11.50%, 08/15/29(b)	155	146,803
Group 1 Automotive Inc.
4.00%, 08/15/28(b)	250	237,544
Security	Par (000)	Value
Retail (continued)
6.38%, 01/15/30(b)	$125	$126,529
GYP Holdings III Corp., 4.63%, 05/01/29(b)	100	94,077
Home Depot Inc. (The)
0.90%, 03/15/28	82	75,186
1.50%, 09/15/28	267	246,027
2.13%, 09/15/26	290	282,843
2.50%, 04/15/27	347	337,142
2.70%, 04/15/30	450	417,452
2.80%, 09/14/27	435	422,917
2.88%, 04/15/27	290	284,029
2.95%, 06/15/29	535	509,325
3.90%, 12/06/28	385	383,201
4.75%, 06/25/29	480	489,760
4.88%, 06/25/27	250	254,485
4.90%, 04/15/29	285	292,621
4.95%, 09/30/26	255	258,082
5.15%, 06/25/26	345	349,221
InRetail Consumer, 3.25%, 03/22/28(e)	200	186,985
Ken Garff Automotive LLC, 4.88%, 09/15/28(b)	152	146,702
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27(b)	270	269,384
LBM Acquisition LLC, 6.25%, 01/15/29(b)	250	219,056
LCM Investments Holdings II LLC, 4.88%, 05/01/29(b)	315	297,813
Lithia Motors Inc.
3.88%, 06/01/29(b)	230	213,551
4.63%, 12/15/27(b)	150	145,592
Lowe's Companies Inc.
1.70%, 09/15/28	640	586,016
3.10%, 05/03/27	500	488,449
3.35%, 04/01/27	332	326,304
3.65%, 04/05/29	455	441,498
4.50%, 04/15/30	350	348,870
6.50%, 03/15/29	80	85,767
Macy's Retail Holdings LLC
5.88%, 04/01/29(b)	74	70,221
5.88%, 03/15/30(b)	150	140,037
McDonald's Corp.
2.13%, 03/01/30	250	225,319
2.63%, 09/01/29	230	214,915
3.50%, 03/01/27	470	464,200
3.50%, 07/01/27	552	544,581
3.80%, 04/01/28	117	116,064
4.60%, 05/15/30	100	100,689
4.80%, 08/14/28	272	276,649
5.00%, 05/17/29	255	261,429
Michaels Companies Inc. (The)
5.25%, 05/01/28(b)	255	133,599
7.88%, 05/01/29(b)	350	122,387
Murphy Oil USA Inc.
4.75%, 09/15/29	150	144,808
5.63%, 05/01/27	120	119,579
Nordstrom Inc.
4.00%, 03/15/27	165	157,614
4.38%, 04/01/30	47	41,675
6.95%, 03/15/28	100	100,734
O'Reilly Automotive Inc.
3.60%, 09/01/27	437	429,483
3.90%, 06/01/29	175	170,674
5.75%, 11/20/26	120	122,272
Papa John's International Inc., 3.88%, 09/15/29(b)(c)	100	92,845
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Retail (continued)
Park River Holdings Inc.
5.63%, 02/01/29(b)(c)	$125	$97,993
6.75%, 08/01/29(b)	100	79,288
Patrick Industries Inc., 4.75%, 05/01/29(b)	100	95,227
Penske Automotive Group Inc., 3.75%, 06/15/29	150	138,986
PetSmart Inc./PetSmart Finance Corp.
4.75%, 02/15/28(b)	395	377,072
7.75%, 02/15/29(b)	350	326,422
QVC Inc., 6.88%, 04/15/29(b)(c)	176	117,176
Raising Cane's Restaurants LLC, 9.38%, 05/01/29(b)	150	159,237
Saks Global Enterprises LLC, 11.00%, 12/15/29(b)	645	390,660
Sizzling Platter LLC/Sizzling Platter Finance Corp., 8.50%, 11/28/25(b)	55	55,036
Sonic Automotive Inc., 4.63%, 11/15/29(b)	190	178,191
Specialty Building Products Holdings LLC/SBP Finance Corp., 7.75%, 10/15/29(b)	145	136,360
Staples Inc.
10.75%, 09/01/29(b)	770	669,108
12.75%, 01/15/30(b)	250	144,835
Starbucks Corp.
2.00%, 03/12/27	176	168,645
2.25%, 03/12/30	200	179,412
2.45%, 06/15/26	115	112,572
3.50%, 03/01/28	100	97,846
3.55%, 08/15/29	300	290,166
4.00%, 11/15/28	255	251,721
4.85%, 02/08/27	260	262,309
Suburban Propane Partners LP/Suburban Energy Finance Corp., 5.88%, 03/01/27	105	104,330
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29(b)	180	168,094
Target Corp.
1.95%, 01/15/27	490	474,386
2.35%, 02/15/30	255	233,473
3.38%, 04/15/29	260	252,467
TJX Companies Inc. (The), 2.25%, 09/15/26	265	258,713
Victoria's Secret & Co., 4.63%, 07/15/29(b)(c)	180	156,686
Victra Holdings LLC/Victra Finance Corp., 8.75%, 09/15/29(b)(c)	140	142,582
Walgreens Boots Alliance Inc.
3.20%, 04/15/30	155	145,857
3.45%, 06/01/26	435	424,887
8.13%, 08/15/29	230	239,148
Walmart Inc.
3.25%, 07/08/29	240	233,833
3.70%, 06/26/28	470	468,671
3.90%, 04/15/28	305	305,646
4.10%, 04/28/27	150	150,913
4.35%, 04/28/30	195	197,334
5.88%, 04/05/27	255	265,200
7.55%, 02/15/30	100	115,153
White Cap Buyer LLC, 6.88%, 10/15/28(b)	200	194,353
Yum! Brands Inc., 4.75%, 01/15/30(b)	225	218,547
Zhongsheng Group Holdings Ltd., 5.98%, 01/30/28(e)	200	196,093
		34,961,758
Savings & Loans — 0.1%
Nationwide Building Society
1.50%, 10/13/26(b)	405	388,981
2.97%, 02/16/28, (1-day SOFR + 1.290%)(a)(b)	265	257,879
Security	Par (000)	Value
Savings & Loans (continued)
3.96%, 07/18/30(a)(b)	$200	$193,387
4.00%, 09/14/26(b)	275	272,172
4.30%, 03/08/29(a)(b)	455	450,094
4.85%, 07/27/27(b)	275	277,814
5.13%, 07/29/29(b)	215	218,920
6.56%, 10/18/27, (1-day SOFR + 1.910%)(a)(b)	430	441,943
		2,501,190
Semiconductors — 0.5%
Advanced Micro Devices Inc., 4.32%, 03/24/28	10	10,097
Amkor Technology Inc., 6.63%, 09/15/27(b)	175	175,051
ams-OSRAM AG, 12.25%, 03/30/29(b)	135	136,771
Analog Devices Inc.
1.70%, 10/01/28	245	225,622
3.45%, 06/15/27	25	24,743
3.50%, 12/05/26	210	208,071
Applied Materials Inc.
3.30%, 04/01/27	395	389,699
4.80%, 06/15/29	260	266,016
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.50%, 01/15/28	250	244,600
3.88%, 01/15/27	910	903,340
Broadcom Inc.
1.95%, 02/15/28(b)	210	196,699
3.46%, 09/15/26	244	240,999
4.00%, 04/15/29(b)	260	254,759
4.11%, 09/15/28	505	500,681
4.15%, 02/15/28	240	239,146
4.35%, 02/15/30	450	444,753
4.75%, 04/15/29	545	549,680
4.80%, 04/15/28	485	492,257
5.00%, 04/15/30	150	152,398
5.05%, 07/12/27	465	472,372
5.05%, 07/12/29	715	729,249
5.05%, 04/15/30	250	254,746
Entegris Inc.
3.63%, 05/01/29(b)(c)	120	110,430
4.38%, 04/15/28(b)	125	120,846
4.75%, 04/15/29(b)	480	467,658
Foundry JV Holdco LLC, 5.90%, 01/25/30(b)	245	254,303
Intel Corp.
1.60%, 08/12/28	270	245,040
2.45%, 11/15/29	605	544,612
2.60%, 05/19/26	205	200,583
3.15%, 05/11/27	360	349,574
3.75%, 03/25/27	404	398,238
3.75%, 08/05/27	465	456,811
3.90%, 03/25/30	400	382,041
4.00%, 08/05/29	210	203,555
4.88%, 02/10/28	520	524,561
5.13%, 02/10/30	200	201,848
KLA Corp., 4.10%, 03/15/29	270	268,138
Lam Research Corp., 4.00%, 03/15/29	340	337,101
Marvell Technology Inc.
2.45%, 04/15/28	55	51,792
4.88%, 06/22/28	255	256,404
5.75%, 02/15/29	200	206,847
Microchip Technology Inc.
4.90%, 03/15/28	255	255,517
5.05%, 03/15/29	320	320,653
5.05%, 02/15/30	300	299,034

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Semiconductors (continued)
Micron Technology Inc.
4.19%, 02/15/27	$321	$321,567
4.66%, 02/15/30	330	324,920
5.33%, 02/06/29	235	238,232
5.38%, 04/15/28	270	275,910
6.75%, 11/01/29	535	571,462
NVIDIA Corp.
1.55%, 06/15/28	510	474,795
2.85%, 04/01/30	450	425,325
3.20%, 09/16/26	326	323,042
NXP BV/NXP Funding LLC, 5.55%, 12/01/28	175	179,033
NXP BV/NXP Funding LLC/NXP USA Inc.
3.88%, 06/18/26	290	287,384
4.30%, 06/18/29	332	324,480
4.40%, 06/01/27	279	278,607
ON Semiconductor Corp., 3.88%, 09/01/28(b)	250	236,559
Qorvo Inc., 4.38%, 10/15/29	295	282,147
Qualcomm Inc.
1.30%, 05/20/28	250	230,326
3.25%, 05/20/27	465	457,496
Renesas Electronics Corp., 2.17%, 11/25/26(b)	305	293,463
SK Hynix Inc.
5.50%, 01/16/29(e)	400	409,169
6.38%, 01/17/28(e)	385	401,382
Skyworks Solutions Inc., 1.80%, 06/01/26	215	207,983
Synaptics Inc., 4.00%, 06/15/29(b)(c)	125	115,712
Texas Instruments Inc.
1.13%, 09/15/26	205	197,300
2.25%, 09/04/29	260	239,876
2.90%, 11/03/27	135	131,576
4.60%, 02/08/27	115	116,351
4.60%, 02/15/28	235	238,516
4.60%, 02/08/29	100	101,495
TSMC Arizona Corp.
1.75%, 10/25/26	215	207,090
3.88%, 04/22/27	360	357,246
4.13%, 04/22/29	200	198,255
TSMC Global Ltd.
1.75%, 04/23/28(e)	200	186,006
4.38%, 07/22/27(e)	400	400,527
		22,600,567
Shipbuilding — 0.0%
CSSC Capital 2015 Ltd., 3.00%, 02/13/30(e)	200	186,863
Huntington Ingalls Industries Inc.
2.04%, 08/16/28	155	142,554
3.48%, 12/01/27	225	218,449
5.35%, 01/15/30	155	158,047
		705,913
Software — 0.7%
ACI Worldwide Inc., 5.75%, 08/15/26(b)	160	159,347
Adobe Inc.
2.15%, 02/01/27	75	72,770
2.30%, 02/01/30	390	359,026
4.75%, 01/17/28	235	240,060
4.80%, 04/04/29	235	241,331
4.85%, 04/04/27	160	162,843
4.95%, 01/17/30	200	206,317
AppLovin Corp., 5.13%, 12/01/29	305	307,534
AthenaHealth Group Inc., 6.50%, 02/15/30(b)	700	669,423
Atlassian Corp., 5.25%, 05/15/29	105	106,726
Security	Par (000)	Value
Software (continued)
Autodesk Inc.
2.85%, 01/15/30	$150	$139,837
3.50%, 06/15/27	115	113,243
Broadridge Financial Solutions Inc.
2.90%, 12/01/29	60	55,650
3.40%, 06/27/26	210	207,111
Cadence Design Systems Inc.
4.20%, 09/10/27	80	79,953
4.30%, 09/10/29	335	334,184
Camelot Finance SA, 4.50%, 11/01/26(b)	210	206,995
Central Parent Inc./CDK Global Inc., 7.25%, 06/15/29(b)	225	193,392
Central Parent LLC/CDK Global II LLC/CDK Financing Co. Inc., 8.00%, 06/15/29(b)	225	198,155
Clarivate Science Holdings Corp.
3.88%, 07/01/28(b)	272	256,858
4.88%, 07/01/29(b)	275	250,260
Cloud Software Group Inc.
6.50%, 03/31/29(b)	1,255	1,255,826
9.00%, 09/30/29(b)	1,170	1,179,701
Concentrix Corp.
6.60%, 08/02/28(c)	280	292,905
6.65%, 08/02/26	230	234,440
Consensus Cloud Solutions Inc.
6.00%, 10/15/26(b)	100	99,653
6.50%, 10/15/28(b)	135	132,389
Constellation Software Inc./Canada, 5.16%, 02/16/29(b)	125	127,354
Dun & Bradstreet Corp. (The), 5.00%, 12/15/29(b)	135	134,829
Dye & Durham Ltd., 8.63%, 04/15/29(b)	185	188,239
Elastic NV, 4.13%, 07/15/29(b)	170	160,038
Ellucian Holdings Inc., 6.50%, 12/01/29(b)	205	205,395
Fair Isaac Corp.
4.00%, 06/15/28(b)	300	288,128
5.25%, 05/15/26(b)	130	129,769
Fidelity National Information Services Inc.
1.65%, 03/01/28	185	170,998
3.75%, 05/21/29	120	115,967
Fiserv Inc.
2.25%, 06/01/27	432	413,563
3.20%, 07/01/26	540	532,736
3.50%, 07/01/29	860	819,734
4.20%, 10/01/28	299	296,375
4.75%, 03/15/30	250	249,736
5.15%, 03/15/27	150	151,702
5.38%, 08/21/28	210	215,382
5.45%, 03/02/28	290	296,971
Helios Software Holdings Inc./ION Corporate Solutions Finance SARL
4.63%, 05/01/28(b)	80	72,125
8.75%, 05/01/29(b)	200	193,958
Intuit Inc.
1.35%, 07/15/27	105	99,257
5.13%, 09/15/28	320	330,879
5.25%, 09/15/26	245	248,525
Microsoft Corp.
2.40%, 08/08/26	993	974,917
3.30%, 02/06/27	1,275	1,264,643
3.40%, 09/15/26	243	241,656
3.40%, 06/15/27	115	114,320
MSCI Inc., 4.00%, 11/15/29(b)	335	320,596
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Open Text Corp.
3.88%, 02/15/28(b)	$270	$257,956
3.88%, 12/01/29(b)	255	235,239
6.90%, 12/01/27(b)	395	405,856
Open Text Holdings Inc., 4.13%, 02/15/30(b)	275	254,371
Oracle Corp.
2.30%, 03/25/28	550	520,300
2.65%, 07/15/26	928	908,458
2.80%, 04/01/27	580	564,191
2.95%, 04/01/30	1,000	924,470
3.25%, 11/15/27	970	945,456
4.20%, 09/27/29	555	546,930
4.50%, 05/06/28	255	256,271
4.80%, 08/03/28	520	526,773
6.15%, 11/09/29	435	461,962
Paychex Inc., 5.10%, 04/15/30	470	477,364
Playtika Holding Corp., 4.25%, 03/15/29(b)	180	159,148
PTC Inc., 4.00%, 02/15/28(b)	158	152,808
Rocket Software Inc.
6.50%, 02/15/29(b)	200	190,226
9.00%, 11/28/28(b)	260	268,090
Roper Technologies Inc.
1.40%, 09/15/27	350	326,283
2.95%, 09/15/29	190	177,621
3.80%, 12/15/26	110	108,908
4.20%, 09/15/28	85	84,313
4.50%, 10/15/29	195	194,129
Salesforce Inc.
1.50%, 07/15/28	230	213,038
3.70%, 04/11/28	540	537,237
SS&C Technologies Inc., 5.50%, 09/30/27(b)	595	592,530
Synopsys Inc.
4.55%, 04/01/27	570	573,169
4.65%, 04/01/28	260	263,057
4.85%, 04/01/30	650	657,123
Take-Two Interactive Software Inc.
3.70%, 04/14/27	297	293,161
4.95%, 03/28/28	265	269,535
5.40%, 06/12/29	80	82,072
Twilio Inc., 3.63%, 03/15/29	150	140,428
VMware LLC
1.40%, 08/15/26	520	499,339
1.80%, 08/15/28	250	228,598
3.90%, 08/21/27	430	423,471
4.65%, 05/15/27	140	140,142
West Technology Group LLC, 8.50%, 04/10/27(b)	149	97,622
Workday Inc.
3.50%, 04/01/27	360	353,648
3.70%, 04/01/29	220	212,853
ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, 02/01/29(b)	200	183,765
		30,821,632
Telecommunications — 1.0%
Altice Financing SA
5.00%, 01/15/28(b)	365	279,971
5.75%, 08/15/29(b)	710	522,077
9.63%, 07/15/27(b)	110	94,877
Altice France Holding SA
6.00%, 02/15/28(b)	320	98,729
10.50%, 05/15/27(b)	470	143,456
Security	Par (000)	Value
Telecommunications (continued)
Altice France SA
5.13%, 01/15/29(b)	$145	$117,786
5.13%, 07/15/29(b)	750	612,633
5.50%, 01/15/28(b)	325	268,884
5.50%, 10/15/29(b)	625	510,857
8.13%, 02/01/27(b)	520	475,865
America Movil SAB de CV, 3.63%, 04/22/29	320	309,123
AT&T Inc.
1.65%, 02/01/28	815	760,722
2.30%, 06/01/27	791	760,377
2.95%, 07/15/26	128	125,910
3.80%, 02/15/27	235	232,935
4.10%, 02/15/28	680	677,725
4.25%, 03/01/27	597	596,387
4.30%, 02/15/30	1,000	992,096
4.35%, 03/01/29	900	899,397
British Telecommunications PLC
3.25%, 11/08/29(b)	155	146,963
4.25%, 11/23/81, (5-year CMT + 2.985%)(a)(b)	150	145,287
5.13%, 12/04/28	200	204,719
Ciena Corp., 4.00%, 01/31/30(b)	125	116,036
Cisco Systems Inc.
2.50%, 09/20/26	450	441,425
4.55%, 02/24/28	260	264,148
4.75%, 02/24/30	375	383,690
4.80%, 02/26/27	470	477,407
4.85%, 02/26/29	770	789,636
CommScope LLC
4.75%, 09/01/29(b)	273	241,471
7.13%, 07/01/28(b)(c)	207	175,176
8.25%, 03/01/27(b)(c)	295	268,366
CommScope Technologies LLC, 5.00%, 03/15/27(b)	215	186,761
Connect Finco SARL/Connect U.S. Finco LLC, 9.00%, 09/15/29(b)	585	547,068
Consolidated Communications Inc.
5.00%, 10/01/28(b)	125	118,631
6.50%, 10/01/28(b)	250	245,630
Deutsche Telekom International Finance BV
3.60%, 01/19/27(b)	210	207,292
4.38%, 06/21/28(b)	305	305,334
EchoStar Corp., Series ., 10.75%, 11/30/29	1,675	1,770,800
Empresa Nacional de Telecomunicaciones SA, 4.75%, 08/01/26(e)	200	199,979
Frontier Communications Holdings LLC
5.00%, 05/01/28(b)	575	569,401
5.88%, 10/15/27(b)	335	334,683
5.88%, 11/01/29	250	250,172
6.00%, 01/15/30(b)	100	100,490
6.75%, 05/01/29(b)	350	351,648
Frontier Florida LLC, Series E, 6.86%, 02/01/28	100	102,368
Frontier North Inc., Series G, 6.73%, 02/15/28	80	81,256
Globe Telecom Inc., 4.20%, (5-year CMT + 5.527%)(a)(e)(g)	200	195,150
GoTo Group Inc., 5.50%, 05/01/28(b)	249	147,657
HKT Capital No. 4 Ltd., 3.00%, 07/14/26(e)	200	196,385
HKT Capital No. 5 Ltd., 3.25%, 09/30/29(e)	200	189,846
Hughes Satellite Systems Corp.
5.25%, 08/01/26(c)	225	209,649
6.63%, 08/01/26(c)	215	174,629
Iliad Holding SASU, 7.00%, 10/15/28(b)	275	278,293
Intelsat Jackson Holdings SA, 6.50%, 03/15/30(b)	890	878,053

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Telecommunications (continued)
Juniper Networks Inc., 3.75%, 08/15/29	$130	$125,528
KT Corp., 4.13%, 02/02/28(e)	200	198,630
Level 3 Financing Inc.
3.63%, 01/15/29(b)(c)	100	77,806
3.75%, 07/15/29(b)	145	110,275
4.25%, 07/01/28(b)	135	116,685
4.50%, 04/01/30(b)	200	166,542
4.88%, 06/15/29(b)	275	240,500
10.50%, 04/15/29(b)	207	229,544
11.00%, 11/15/29(b)	450	503,408
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(e)	200	164,408
Lumen Technologies Inc.
4.13%, 04/15/29(b)	125	118,602
4.50%, 01/15/29(b)	125	101,501
5.38%, 06/15/29(b)	70	55,812
Millicom International Cellular SA, 6.25%, 03/25/29(e)	180	178,254
Motorola Solutions Inc.
4.60%, 02/23/28	245	246,166
4.60%, 05/23/29	275	274,736
5.00%, 04/15/29	100	101,608
MTN Mauritius Investments Ltd., 6.50%, 10/13/26(e)	200	201,118
NBN Co. Ltd.
1.45%, 05/05/26(b)	380	369,243
1.63%, 01/08/27(b)	140	134,099
4.00%, 10/01/27(b)	220	218,678
4.25%, 10/01/29(b)	200	198,694
5.75%, 10/06/28(b)	465	485,509
Network i2i Ltd., 3.98%, (5-year CMT + 3.390%)(a)(e)(g)	200	196,055
Nokia OYJ, 4.38%, 06/12/27	220	217,084
NTT Finance Corp.
1.59%, 04/03/28(b)	220	203,748
4.37%, 07/27/27(b)	210	210,350
5.10%, 07/02/27(b)	200	203,517
5.11%, 07/02/29(b)	200	204,525
Ooredoo International Finance Ltd., 3.75%, 06/22/26(e)	200	198,452
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(e)	200	205,655
PT Tower Bersama Infrastructure Tbk, 2.80%, 05/02/27(e)	200	189,578
Rogers Communications Inc.
2.90%, 11/15/26	125	121,908
3.20%, 03/15/27	515	503,701
5.00%, 02/15/29	370	373,129
5.25%, 03/15/82, (5-year CMT + 3.590%)(a)(b)	260	253,362
7.00%, 04/15/55, (5-year CMT + 2.653%)(a)	100	100,439
Saudi Telecom Co., 3.89%, 05/13/29(e)	400	389,647
SingTel Group Treasury Pte Ltd.
2.38%, 08/28/29(e)	400	370,979
3.88%, 08/28/28(e)	200	198,223
Sitios Latinoamerica SAB de CV, 6.00%, 11/25/29(e)	200	201,067
Sprint Capital Corp., 6.88%, 11/15/28	680	727,219
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 5.15%, 09/20/29(b)	312	314,286
Sunrise HoldCo IV BV, 5.50%, 01/15/28(b)	150	147,197
Telefonica Emisiones SA, 4.10%, 03/08/27	442	439,303
Security	Par (000)	Value
Telecommunications (continued)
Telesat Canada/Telesat LLC
4.88%, 06/01/27(b)	$80	$43,477
5.63%, 12/06/26(b)	175	99,109
TELUS Corp.
2.80%, 02/16/27	145	140,970
3.70%, 09/15/27	89	87,766
T-Mobile USA Inc.
2.05%, 02/15/28	628	590,510
2.40%, 03/15/29	125	115,500
2.63%, 02/15/29	470	437,989
3.38%, 04/15/29	780	743,766
3.75%, 04/15/27	1,214	1,201,024
3.88%, 04/15/30	2,100	2,027,072
4.20%, 10/01/29	260	256,835
4.75%, 02/01/28	99	99,072
4.80%, 07/15/28	330	333,333
4.85%, 01/15/29	250	252,640
4.95%, 03/15/28	440	446,752
5.38%, 04/15/27	144	144,049
Turk Telekomunikasyon AS, 7.38%, 05/20/29(e)	200	200,174
Turkcell Iletisim Hizmetleri AS, 7.45%, 01/24/30(e)	200	200,815
Verizon Communications Inc.
2.10%, 03/22/28	680	641,883
3.00%, 03/22/27	194	189,440
3.15%, 03/22/30	445	418,424
3.88%, 02/08/29	396	389,513
4.02%, 12/03/29	1,110	1,089,580
4.13%, 03/16/27	1,040	1,039,312
4.33%, 09/21/28	1,340	1,344,480
Viasat Inc.
5.63%, 04/15/27(b)	220	215,268
6.50%, 07/15/28(b)(c)	135	118,515
Viavi Solutions Inc., 3.75%, 10/01/29(b)	130	119,116
Vodafone Group PLC
3.25%, 06/04/81, (5-year CMT + 2.447%)(a)	275	264,472
7.00%, 04/04/79, (5-year USD Swap + 4.873%)(a)	630	647,839
7.88%, 02/15/30	150	172,452
Xiaomi Best Time International Ltd., 3.38%, 04/29/30(e)	200	189,427
Zayo Group Holdings Inc.
4.00%, 03/01/27(b)	450	413,962
6.13%, 03/01/28(b)	330	270,707
Zegona Finance PLC, 8.63%, 07/15/29(b)	275	293,016
		45,600,335
Toys, Games & Hobbies — 0.0%
Hasbro Inc.
3.50%, 09/15/27	20	19,464
3.55%, 11/19/26	190	186,734
3.90%, 11/19/29	325	309,122
Mattel Inc.
3.75%, 04/01/29(b)	195	183,505
5.88%, 12/15/27(b)	160	159,274
		858,099
Transportation — 0.3%
AP Moller - Maersk A/S, 4.50%, 06/20/29(b)(c)	120	119,967
Brightline East LLC, 11.00%, 01/31/30(b)	335	274,402
Burlington Northern Santa Fe LLC, 3.25%, 06/15/27	180	177,737
Canadian National Railway Co., 6.90%, 07/15/28	185	199,937
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Transportation (continued)
Canadian Pacific Railway Co.
1.75%, 12/02/26	$356	$342,309
2.05%, 03/05/30	150	133,840
2.88%, 11/15/29	55	51,456
4.00%, 06/01/28	205	203,571
4.80%, 03/30/30	175	176,909
CH Robinson Worldwide Inc., 4.20%, 04/15/28	235	233,096
CSX Corp.
2.40%, 02/15/30	100	91,394
2.60%, 11/01/26	185	180,549
3.25%, 06/01/27	315	309,227
3.80%, 03/01/28	320	317,283
4.25%, 03/15/29	215	214,516
Danaos Corp., 8.50%, 03/01/28(b)	95	96,282
FedEx Corp., 3.10%, 08/05/29	335	315,308
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29(b)	150	139,014
Georgian Railway JSC, 4.00%, 06/17/28(e)	200	176,913
Henan Railway Construction & Investment Group Co. Ltd., 4.80%, 01/10/28(e)	200	199,790
Indian Railway Finance Corp. Ltd.
3.25%, 02/13/30(e)	200	185,882
3.84%, 12/13/27(e)	200	196,304
JB Hunt Transport Services Inc., 4.90%, 03/15/30	245	247,028
Kirby Corp., 4.20%, 03/01/28	140	137,838
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27(e)	200	197,451
MTR Corp. CI Ltd., 2.50%, 11/02/26(e)	200	195,476
Norfolk Southern Corp.
2.90%, 06/15/26	175	172,298
3.15%, 06/01/27	155	151,548
3.80%, 08/01/28	249	245,854
7.80%, 05/15/27	85	90,834
Pacific National Finance Pty. Ltd., 4.75%, 03/22/28(e)	200	194,539
Rand Parent LLC, 8.50%, 02/15/30(b)	250	232,586
Rumo Luxembourg SARL, 5.25%, 01/10/28(e)	200	197,166
RXO Inc., 7.50%, 11/15/27(b)	135	138,344
Ryder System Inc.
1.75%, 09/01/26	110	105,956
2.85%, 03/01/27	155	150,296
2.90%, 12/01/26	135	131,555
4.30%, 06/15/27	130	129,217
4.85%, 06/15/30	125	125,330
4.90%, 12/01/29	55	55,195
4.95%, 09/01/29	80	80,615
5.00%, 03/15/30	115	115,935
5.25%, 06/01/28	200	204,350
5.30%, 03/15/27	90	91,207
5.38%, 03/15/29	155	158,814
5.50%, 06/01/29	60	61,599
5.65%, 03/01/28	205	211,082
6.30%, 12/01/28	155	163,309
Sats Treasury Pte Ltd., 4.83%, 01/23/29(e)	200	202,273
Seaspan Corp., 5.50%, 08/01/29(b)	200	183,517
SF Holding Investment Ltd.
2.38%, 11/17/26(e)	200	194,141
2.88%, 02/20/30(e)	200	186,154
Star Leasing Co. LLC, 7.63%, 02/15/30(b)	170	152,445
Transnet SOC Ltd., 8.25%, 02/06/28(e)	400	402,649
Ukraine Railways Via Rail Capital Markets PLC, 8.25%, 07/09/24(e)(j)(k)	236	205,090
Security	Par (000)	Value
Transportation (continued)
Union Pacific Corp.
2.15%, 02/05/27	$70	$67,662
3.00%, 04/15/27	140	137,116
3.70%, 03/01/29	310	304,101
3.95%, 09/10/28	405	402,933
6.63%, 02/01/29	160	173,434
United Parcel Service Inc.
2.40%, 11/15/26	65	63,401
2.50%, 09/01/29	70	65,062
3.05%, 11/15/27	530	517,369
3.40%, 03/15/29	235	228,130
4.45%, 04/01/30	230	231,659
Walmart Inc.
1.05%, 09/17/26	535	515,845
1.50%, 09/22/28	770	712,220
3.95%, 09/09/27	245	245,681
XPO Inc., 6.25%, 06/01/28(b)	290	292,913
		13,804,903
Trucking & Leasing — 0.1%
DAE Funding LLC, 3.38%, 03/20/28(e)	200	191,652
Fortress Transportation and Infrastructure Investors LLC, 5.50%, 05/01/28(b)	300	294,476
GATX Corp.
3.25%, 09/15/26	172	168,788
3.50%, 03/15/28	115	111,730
4.55%, 11/07/28	110	109,893
4.70%, 04/01/29	200	200,000
5.40%, 03/15/27	30	30,424
NAC Aviation 29 DAC, 4.75%, 06/30/26	186	186,017
Penske Truck Leasing Co. LP/PTL Finance Corp.
1.70%, 06/15/26(b)	102	98,703
3.35%, 11/01/29(b)	100	93,984
3.40%, 11/15/26(b)	165	161,961
4.20%, 04/01/27(b)	180	178,571
4.40%, 07/01/27(b)	271	269,756
5.25%, 07/01/29(b)	205	208,366
5.25%, 02/01/30(b)	240	243,660
5.35%, 01/12/27(b)	95	96,105
5.35%, 03/30/29(b)	150	152,685
5.55%, 05/01/28(b)	200	204,829
5.70%, 02/01/28(b)	255	261,627
5.75%, 05/24/26(b)	195	197,185
5.88%, 11/15/27(b)	190	195,315
6.05%, 08/01/28(b)	275	285,935
SMBC Aviation Capital Finance DAC
1.90%, 10/15/26(b)	270	259,496
2.30%, 06/15/28(b)	200	185,749
5.30%, 04/03/29(b)	225	227,820
5.45%, 05/03/28(b)	200	203,371
		4,818,098
Venture Capital — 0.0%
Hercules Capital Inc., 3.38%, 01/20/27	195	187,256
Water — 0.0%
Aegea Finance SARL, 6.75%, 05/20/29(e)	200	197,818
American Water Capital Corp.
2.95%, 09/01/27	200	194,367
3.45%, 06/01/29	175	168,690
3.75%, 09/01/28	140	137,667
Essential Utilities Inc.
2.70%, 04/15/30	150	136,543

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Water (continued)
3.57%, 05/01/29	$120	$114,806
4.80%, 08/15/27	125	125,895
United Utilities PLC, 6.88%, 08/15/28	120	128,093
		1,203,879
Total Corporate Bonds & Notes — 34.1% (Cost: $1,543,024,417)		1,547,525,088
Fixed Rate Loan Interests
Software — 0.0%
Clover Holdings SPV III LLC, 2024 USD Term Loan, 15.00%, 12/09/27(d)	18	17,792
Total Fixed Rate Loan Interests — 0.0% (Cost: $17,290)		17,792
Foreign Government Obligations(l)
Angola — 0.0%
Angolan Government International Bond
8.00%, 11/26/29(e)	600	478,614
8.25%, 05/09/28(e)	600	505,252
		983,866
Argentina — 0.1%
Argentina Republic Government International Bond, 1.00%, 07/09/29	1,215	979,807
Bonos Para La Reconstruccion De Una Argentina Libre
3.00%, 05/31/26	1,000	954,563
5.00%, 10/31/27	1,400	1,300,005
Ciudad Autonoma De Buenos Aires/Government Bond, 7.50%, 06/01/27(e)	200	199,011
Provincia de Cordoba, 6.99%, 06/01/27(e)(h)	200	191,132
		3,624,518
Australia — 0.0%
Export Finance & Insurance Corp., 3.88%, 10/23/29(b)	400	400,712
Azerbaijan — 0.0%
State Oil Co. of the Azerbaijan Republic, 6.95%, 03/18/30(e)	200	207,917
Bahamas — 0.0%
Bahamas Government International Bond, 6.00%, 11/21/28(e)	200	189,996
Bahrain — 0.0%
Bahrain Government International Bond
4.25%, 01/25/28(e)	200	190,437
6.75%, 09/20/29(e)	400	406,406
7.00%, 10/12/28(e)	400	408,503
CBB International Sukuk Programme Co. WLL
3.88%, 05/18/29(e)	200	186,000
3.95%, 09/16/27(e)	400	382,706
4.50%, 03/30/27(e)	200	194,813
		1,768,865
Bermuda — 0.0%
Bermuda Government International Bond, 4.75%, 02/15/29(e)	205	203,984
Security	Par (000)	Value
Bolivia — 0.0%
Bolivia Government International Bond, 7.50%, 03/02/30(e)	$200	$130,333
Bolivian Government International Bond, 4.50%, 03/20/28(e)	400	260,349
		390,682
Brazil — 0.0%
Brazil Government International Bond, 10.13%, 05/15/27	200	220,316
Brazilian Government International Bond
4.50%, 05/30/29	600	586,321
4.63%, 01/13/28	1,000	992,863
		1,799,500
Canada — 0.7%
Canada Government International Bond
0.75%, 05/19/26	925	895,869
3.75%, 04/26/28	1,190	1,194,483
4.00%, 03/18/30	1,125	1,136,501
4.63%, 04/30/29	1,000	1,034,181
CDP Financial Inc.
1.00%, 05/26/26(b)	365	353,870
4.25%, 07/25/28(b)	415	419,952
4.63%, 01/24/30(b)	250	256,356
4.88%, 06/05/29(b)	580	600,736
CPPIB Capital Inc.
0.88%, 09/09/26(b)(c)	915	879,642
4.25%, 07/20/28(b)(c)	2,035	2,063,287
Export Development Canada
3.00%, 05/25/27	45	44,326
3.88%, 02/14/28	2,305	2,317,618
4.13%, 02/13/29	940	953,007
Hydro-Quebec, Series HK, 9.38%, 04/15/30	100	122,740
Ontario Teachers' Finance Trust
0.88%, 09/21/26(b)	885	849,697
4.25%, 04/25/28(b)	1,500	1,515,825
Province of Alberta Canada
3.30%, 03/15/28	325	320,711
4.50%, 06/26/29	495	506,976
Province of British Columbia Canada
0.90%, 07/20/26	1,010	974,402
2.25%, 06/02/26	495	486,249
4.70%, 01/24/28	1,045	1,069,027
4.80%, 11/15/28	615	634,402
4.90%, 04/24/29	865	897,063
Province of Manitoba Canada
1.50%, 10/25/28	360	332,847
2.13%, 06/22/26	570	558,574
Province of Ontario Canada
1.05%, 05/21/27	520	491,874
2.00%, 10/02/29	400	368,791
2.30%, 06/15/26	1,107	1,087,616
3.10%, 05/19/27	1,325	1,305,577
3.70%, 09/17/29	645	638,325
4.20%, 01/18/29(c)	905	915,284
4.70%, 01/15/30	1,095	1,128,610
Province of Quebec Canada
2.75%, 04/12/27	315	308,625
3.63%, 04/13/28	1,295	1,288,666
4.50%, 04/03/29	945	966,178
Series PD, 7.50%, 09/15/29	565	644,209
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
Province of Saskatchewan Canada
3.25%, 06/08/27	$65	$64,206
4.65%, 01/28/30	280	288,082
PSP Capital Inc.
1.00%, 06/29/26(b)(c)	250	241,665
1.63%, 10/26/28(b)	80	74,353
3.75%, 10/02/29(b)	400	396,883
		30,627,285
Cayman Islands — 0.0%
KSA Sukuk Ltd., 5.25%, 06/04/27(e)	200	202,974
Sharjah Sukuk Program Ltd., 3.89%, 04/04/30(e)	200	187,800
		390,774
Chile — 0.0%
Chile Government International Bond
2.75%, 01/31/27	400	388,704
3.24%, 02/06/28	600	581,415
4.85%, 01/22/29	600	608,180
		1,578,299
China — 0.1%
China Government International Bond
1.25%, 10/26/26(e)	400	386,758
2.13%, 12/03/29(e)	600	566,419
2.63%, 11/02/27(e)	400	392,974
3.50%, 10/19/28(e)	400	401,460
4.13%, 11/20/27(e)	200	204,014
4.25%, 11/20/29(e)	200	207,142
Export-Import Bank of China (The)
3.25%, 11/28/27(e)	200	196,818
3.38%, 03/14/27(e)	400	396,286
4.74%, 11/05/27, (1-day SOFR Index + 0.380%)(a)(e)	200	200,142
		2,952,013
Colombia — 0.1%
Colombia Government International Bond
3.00%, 01/30/30	600	507,019
3.88%, 04/25/27	600	585,606
4.50%, 03/15/29	400	375,645
7.38%, 04/25/30	600	609,871
		2,078,141
Denmark — 0.0%
Kommunekredit
3.75%, 05/24/28(e)	400	400,073
4.63%, 03/05/27(e)	200	202,823
		602,896
Dominican Republic — 0.1%
Dominican Republic International Bond
4.50%, 01/30/30(e)	600	559,284
5.50%, 02/22/29(e)	500	493,198
5.95%, 01/25/27(e)	600	602,663
6.00%, 07/19/28(e)	450	453,248
		2,108,393
Egypt — 0.1%
Egypt Government International Bond
5.80%, 09/30/27(e)	400	376,658
6.59%, 02/21/28(e)	400	373,940
7.50%, 01/31/27(e)	600	595,500
7.60%, 03/01/29(e)	600	561,119
8.63%, 02/04/30(b)	400	381,020
		2,288,237
Security	Par (000)	Value
El Salvador — 0.0%
El Salvador Government International Bond
8.63%, 02/28/29(e)	$150	$153,051
9.25%, 04/17/30(e)	200	206,261
		359,312
Finland — 0.1%
Kuntarahoitus OYJ
3.63%, 10/09/29(b)(c)	1,035	1,027,155
4.25%, 01/31/29(b)	500	508,183
4.25%, 04/01/30(b)	300	305,151
4.88%, 01/13/27(b)	500	508,788
		2,349,277
France — 0.3%
Agence Francaise de Developpement EPIC
4.00%, 06/15/27(e)	200	200,022
4.00%, 09/21/27(e)	600	600,321
4.50%, 03/05/29(e)	600	609,305
4.88%, 01/16/30(e)	200	206,283
Caisse d'Amortissement de la Dette Sociale
3.75%, 09/12/27(b)	900	898,514
3.75%, 05/24/28(b)	3,940	3,928,605
4.25%, 01/24/27(b)	1,000	1,006,071
4.50%, 05/22/29(b)	1,115	1,139,500
4.75%, 01/22/30(b)	425	438,772
4.88%, 09/19/26(b)	1,275	1,291,235
Caisse des Depots et Consignations, 4.25%, 01/31/27(e)	400	401,666
SFIL SA, 5.00%, 04/26/27(e)	400	407,076
		11,127,370
Gabon — 0.0%
Gabon Government International Bond, 9.50%, 02/18/29(e)	200	172,298
Germany — 0.0%
State of North Rhine-Westphalia Germany
4.38%, 02/16/27(e)	800	807,322
4.38%, 02/12/30(e)	400	408,232
		1,215,554
Ghana — 0.0%
Ghana Government International Bond
0.00%, 01/03/30(e)(i)	156	117,373
6.00%, 07/03/29(e)(h)	1,139	963,051
		1,080,424
Guatemala — 0.0%
Guatemala Government Bond
4.38%, 06/05/27(e)	200	195,525
4.50%, 05/03/26(e)	400	395,037
5.25%, 08/10/29(e)	200	197,385
		787,947
Honduras — 0.0%
Honduras Government International Bond, 6.25%, 01/19/27(e)	200	197,740
Hong Kong — 0.1%
Airport Authority
1.75%, 01/12/27(b)	400	384,724
2.10% , (5-year CMT + 4.697%)(a)(e)(g)	400	389,850
2.40% , (7-year CMT + 4.736%)(a)(e)(g)	200	186,982
4.75%, 01/12/28(b)	400	406,383
4.75%, 07/15/28(b)	400	407,929
4.88%, 01/12/30(b)	200	205,238

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hong Kong (continued)
Hong Kong Government International Bond
4.25%, 07/24/27(b)	$400	$404,532
4.50%, 01/11/28(b)	600	609,050
Hong Kong Mortgage Corp. Ltd. (The)
4.13%, 10/18/27(e)	200	200,382
4.88%, 09/13/28(e)	200	204,852
Hong Kong Sukuk 2017 Ltd., 3.13%, 02/28/27(e)	200	198,032
		3,597,954
Hungary — 0.1%
Hungary Government International Bond
5.25%, 06/16/29(e)	400	399,644
6.13%, 05/22/28(e)	800	823,267
Magyar Export-Import Bank Zrt, 6.13%, 12/04/27(e)	400	407,401
MFB Magyar Fejlesztesi Bank Zrt, 6.50%, 06/29/28(e)	400	411,601
		2,041,913
India — 0.0%
Export-Import Bank of India
3.25%, 01/15/30(e)	200	186,247
3.38%, 08/05/26(e)	400	393,976
3.88%, 02/01/28(e)	200	195,860
		776,083
Indonesia — 0.1%
Indonesia Government International Bond
2.85%, 02/14/30	200	184,497
3.40%, 09/18/29	200	191,271
3.50%, 01/11/28	600	587,650
3.85%, 07/18/27(c)(e)	400	395,615
4.15%, 09/20/27	300	298,849
4.35%, 01/08/27(e)	400	399,070
4.40%, 03/10/29	200	199,422
4.55%, 01/11/28	400	401,536
4.75%, 02/11/29	200	201,836
5.25%, 01/15/30	200	204,608
Perusahaan Penerbit SBSN Indonesia III
1.50%, 06/09/26(c)(e)	400	387,600
4.15%, 03/29/27(e)	800	797,125
4.40%, 06/06/27(e)	800	800,561
4.40%, 03/01/28(e)	400	400,921
4.45%, 02/20/29(e)	200	199,499
5.10%, 07/02/29(e)	200	203,448
5.40%, 11/15/28(e)	200	206,443
		6,059,951
Iraq — 0.0%
Iraq International Bond, 5.80%, 01/15/28(e)	375	363,001
Israel — 0.1%
Israel Government International Bond
3.25%, 01/17/28	600	576,171
5.38%, 03/12/29	600	609,643
5.38%, 02/19/30	800	807,403
State of Israel, 2.50%, 01/15/30	200	178,567
		2,171,784
Italy — 0.0%
Cassa Depositi e Prestiti SpA, 5.88%, 04/30/29(b)	500	525,516
Ivory Coast — 0.0%
Ivory Coast Government International Bond, 6.38%, 03/03/28(e)	200	196,561
Security	Par (000)	Value
Jamaica — 0.0%
Jamaica Government International Bond, 6.75%, 04/28/28	$400	$409,554
Japan — 0.2%
Development Bank of Japan Inc.
3.25%, 04/28/27(b)	1,030	1,015,622
4.63%, 04/10/29(b)	300	307,193
5.13%, 09/01/26(b)	300	304,433
Japan Bank for International Cooperation
2.13%, 02/16/29	425	398,317
2.25%, 11/04/26	635	619,654
2.75%, 11/16/27	530	516,144
2.88%, 06/01/27	245	239,850
2.88%, 07/21/27	875	856,988
3.25%, 07/20/28	416	408,784
4.63%, 07/22/27	500	508,208
4.63%, 07/19/28	2,010	2,057,871
Japan International Cooperation Agency
2.75%, 04/27/27	500	488,101
3.25%, 05/25/27	690	679,138
4.00%, 05/23/28	650	652,138
		9,052,441
Jordan — 0.0%
Jordan Government International Bond
5.75%, 01/31/27(e)	200	197,635
7.50%, 01/13/29(e)	400	398,566
7.75%, 01/15/28(e)	200	202,089
		798,290
Kazakhstan — 0.0%
Development Bank of Kazakhstan JSC, 5.25%, 10/23/29(e)	200	197,993
Kenya — 0.0%
Republic of Kenya Government International Bond, 7.25%, 02/28/28(e)	400	372,991
Kuwait — 0.0%
Kuwait International Government Bond, 3.50%, 03/20/27(e)	1,400	1,378,003
Lebanon — 0.0%
Lebanon Government International Bond
6.60%, 11/27/26(e)(j)(k)	620	105,376
6.65%, 11/03/28(e)(j)	100	17,033
6.75%, 11/29/27(e)(j)(k)	470	79,870
6.85%, 03/23/27(e)(j)(k)	483	81,935
6.85%, 05/25/29(e)(j)	100	17,032
		301,246
Luxembourg — 0.0%
Isdb Trust Services No. 2 SARL, 4.75%, 05/15/29(e)	600	619,370
Malaysia — 0.0%
Export-Import Bank of Malaysia Bhd, 1.83%, 11/26/26(e)	200	192,470
Mexico — 0.1%
Mexico Government International Bond
3.25%, 04/16/30	600	546,136
3.75%, 01/11/28	600	585,568
4.15%, 03/28/27	800	792,839
4.50%, 04/22/29	600	587,186
5.00%, 05/07/29	400	398,787
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mexico (continued)
5.40%, 02/09/28	$600	$609,973
		3,520,489
Mongolia — 0.0%
Mongolia Government International Bond
6.63%, 02/25/30(b)	200	192,700
8.65%, 01/19/28(e)	200	206,964
		399,664
Morocco — 0.0%
Morocco Government International Bond
2.38%, 12/15/27(e)	200	185,832
5.95%, 03/08/28(e)	400	406,517
		592,349
Netherlands — 0.1%
BNG Bank NV
3.50%, 05/19/28(b)(c)	985	978,334
3.63%, 10/01/26(b)	700	698,343
4.25%, 01/25/29(b)	740	751,751
4.38%, 02/11/28(b)	35	35,596
4.50%, 03/01/27(b)	400	404,841
4.75%, 02/01/30(b)	750	778,296
5.25%, 10/26/26(b)	400	408,219
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden NV
4.50%, 04/26/28(e)	200	204,206
4.50%, 06/12/29(e)	200	205,230
Nederlandse Waterschapsbank NV
4.38%, 02/28/29(b)	500	510,381
4.50%, 01/16/30(b)	200	205,448
		5,180,645
Nigeria — 0.0%
Nigeria Government International Bond
6.13%, 09/28/28(e)	400	358,055
6.50%, 11/28/27(e)	400	374,812
7.14%, 02/23/30(e)	400	346,256
8.38%, 03/24/29(e)	400	375,098
		1,454,221
Norway — 0.1%
Kommunalbanken AS
1.50%, 01/20/27(b)	910	875,091
4.00%, 01/19/28(b)	55	55,406
4.25%, 01/24/29(b)	500	508,408
4.50%, 09/01/28(b)	2,040	2,089,290
		3,528,195
Oman — 0.1%
Oman Government International Bond
4.75%, 06/15/26(e)	600	595,909
5.38%, 03/08/27(e)	550	552,365
5.63%, 01/17/28(e)	800	807,694
6.00%, 08/01/29(e)	600	618,223
6.75%, 10/28/27(e)	400	414,731
		2,988,922
Pakistan — 0.0%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(e)	400	350,531
Pakistan Government International Bond, 6.88%, 12/05/27(e)	400	350,735
		701,266
Security	Par (000)	Value
Panama — 0.0%
Panama Government International Bond
3.16%, 01/23/30	$400	$350,864
3.88%, 03/17/28	400	382,767
8.88%, 09/30/27	350	378,952
9.38%, 04/01/29	200	223,090
		1,335,673
Peru — 0.0%
Corp. Financiera de Desarrollo SA
2.40%, 09/28/27(e)	200	187,548
5.95%, 04/30/29(e)	200	205,085
Fondo MIVIVIENDA SA, 4.63%, 04/12/27(e)	150	148,594
Peru Government International Bond, 4.13%, 08/25/27	200	199,534
		740,761
Philippines — 0.1%
Philippines Government International Bond
3.00%, 02/01/28	800	772,649
3.23%, 03/29/27	200	195,730
3.75%, 01/14/29	400	390,860
4.63%, 07/17/28	200	201,713
5.17%, 10/13/27	200	203,564
9.50%, 02/02/30	600	725,893
ROP Sukuk Trust, 5.05%, 06/06/29(e)	400	407,177
		2,897,586
Poland — 0.1%
Bank Gospodarstwa Krajowego, 6.25%, 10/31/28(e)	400	420,614
Republic of Poland Government International Bond
4.63%, 03/18/29	400	404,493
4.88%, 02/12/30	800	813,543
5.50%, 11/16/27	600	617,957
		2,256,607
Qatar — 0.1%
Qatar Government International Bond
3.25%, 06/02/26(e)	1,200	1,186,318
3.75%, 04/16/30(e)	1,000	979,283
4.00%, 03/14/29(e)	1,200	1,195,166
4.50%, 02/27/28(e)	200	202,076
4.50%, 04/23/28(e)	1,000	1,013,064
4.63%, 05/29/29(e)	200	203,440
		4,779,347
Romania — 0.1%
Romania Government International Bond
3.00%, 02/27/27(e)	400	382,318
5.25%, 11/25/27(e)	400	396,968
6.63%, 02/17/28(e)	500	511,604
Romanian Government International Bond, 5.88%, 01/30/29(e)	550	545,174
		1,836,064
Saudi Arabia — 0.3%
KSA Sukuk Ltd.
2.97%, 10/29/29(e)	800	747,565
3.63%, 04/20/27(e)	1,900	1,870,800
4.27%, 05/22/29(e)	1,000	991,829
4.30%, 01/19/29(e)	400	396,558
5.27%, 10/25/28(e)	800	818,144
Saudi Government International Bond
2.50%, 02/03/27(e)	600	580,361
3.25%, 10/26/26(e)	1,400	1,378,817
3.63%, 03/04/28(e)	1,600	1,561,481

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Saudi Arabia (continued)
4.38%, 04/16/29(e)	$1,200	$1,192,802
4.50%, 04/17/30(e)	800	794,514
4.75%, 01/18/28(e)	800	805,447
4.75%, 01/16/30(e)	1,000	1,004,147
5.13%, 01/13/28(e)	1,600	1,625,951
		13,768,416
Serbia — 0.0%
Serbia International Bond, 6.25%, 05/26/28(e)	200	204,858
South Africa — 0.0%
Republic of South Africa Government International Bond
4.30%, 10/12/28	600	566,796
4.85%, 09/27/27	200	196,134
4.85%, 09/30/29	600	564,164
		1,327,094
South Korea — 0.3%
Export-Import Bank of Korea
1.13%, 12/29/26	400	380,797
1.63%, 01/18/27	400	383,486
1.75%, 10/19/28(e)	200	184,542
2.38%, 04/21/27	200	193,386
2.63%, 05/26/26	800	786,578
4.00%, 09/11/29	200	198,014
4.25%, 09/15/27	400	400,949
4.50%, 01/11/29	200	201,689
4.63%, 01/11/27	200	201,676
4.63%, 01/14/28	200	202,562
4.88%, 01/14/30	400	410,169
5.00%, 01/11/28	400	408,725
5.13%, 09/18/28	600	618,292
5.17%, 09/11/29, (1-day SOFR + 0.820%)(a)	200	201,739
Incheon International Airport Corp., 1.25%, 05/04/26(e)	200	194,051
Industrial Bank of Korea
4.00%, 09/30/29(e)	200	198,056
5.38%, 10/04/28(e)	200	207,465
Korea Development Bank (The)
1.38%, 04/25/27	200	189,654
4.13%, 10/16/27	200	200,037
4.38%, 02/15/28	400	402,700
4.50%, 02/15/29(c)	600	606,263
4.63%, 02/15/27	600	605,455
4.63%, 02/03/28	200	202,642
4.75%, 06/26/27(e)	200	202,546
4.88%, 02/03/30	400	409,913
5.12%, 02/03/30, (1-day SOFR + 0.760%)(a)	200	200,257
5.38%, 10/23/28	200	208,085
Korea Electric Power Corp.
4.00%, 06/14/27(e)	200	198,757
4.75%, 02/13/28(e)	200	202,131
4.88%, 01/31/27(e)	200	201,924
5.38%, 07/31/26(e)	400	405,096
Korea Expressway Corp., 1.13%, 05/17/26(e)	400	387,134
Korea Gas Corp., 4.88%, 07/05/28(e)	200	203,184
Korea Housing Finance Corp.
4.13%, 03/12/28(e)	200	199,392
4.63%, 02/24/28(c)(e)	400	404,042
4.88%, 08/27/27(e)	200	202,966
5.13%, 01/21/30(e)	200	206,134
Security	Par (000)	Value
South Korea (continued)
Korea Hydro & Nuclear Power Co. Ltd.
4.25%, 07/27/27(e)	$200	$199,805
4.63%, 07/29/29(e)	200	200,859
5.00%, 07/18/28(e)	200	203,462
Korea International Bond
2.50%, 06/19/29	200	188,619
2.75%, 01/19/27	200	196,147
3.50%, 09/20/28	400	394,389
4.50%, 07/03/29(c)	400	407,106
Korea Land & Housing Corp., 4.25%, 10/22/27(e)	200	200,269
Korea Mine Rehabilitation & Mineral Resources Corp.
5.13%, 05/08/29(e)	200	202,997
5.38%, 05/11/28(e)	200	204,640
Korea National Oil Corp.
2.13%, 04/18/27(e)	200	191,760
3.38%, 03/27/27(e)	200	196,705
4.13%, 09/30/27(e)	200	199,039
4.25%, 09/30/29(e)	200	198,114
4.88%, 04/03/27(e)	200	202,167
4.88%, 04/03/28(e)	200	202,665
4.88%, 04/03/29(e)	200	202,846
Korea SMEs and Startups Agency, 2.13%, 08/30/26(e)	200	194,442
		15,196,519
Sri Lanka — 0.0%
Sri Lanka Government International Bond
3.10%, 01/15/30(e)(h)	304	247,749
4.00%, 04/15/28(e)	317	292,420
		540,169
Supranational — 2.0%
Africa Finance Corp.
2.88%, 04/28/28(b)	200	184,045
3.75%, 10/30/29(e)	200	182,740
African Development Bank
0.88%, 07/22/26	1,026	990,667
3.50%, 09/18/29	590	583,452
4.00%, 03/18/30	675	681,157
4.38%, 11/03/27	460	467,935
4.38%, 03/14/28	1,245	1,269,357
4.63%, 01/04/27	745	755,867
Arab Petroleum Investments Corp., 5.43%, 05/02/29(b)	465	479,441
Asian Development Bank
1.25%, 06/09/28	175	162,767
1.50%, 01/20/27	2,090	2,013,997
1.75%, 08/14/26	85	82,868
1.75%, 09/19/29	605	556,180
1.88%, 03/15/29	505	472,012
1.88%, 01/24/30	605	555,398
2.38%, 08/10/27	90	87,549
2.50%, 11/02/27	95	92,431
2.63%, 01/12/27	150	147,360
2.75%, 01/19/28	1,030	1,006,327
3.13%, 08/20/27	820	810,669
3.13%, 09/26/28	225	221,197
3.63%, 08/28/29	1,103	1,097,605
3.75%, 04/25/28	2,781	2,789,490
4.13%, 01/12/27	1,190	1,198,180
4.38%, 01/14/28	1,540	1,569,187
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
4.38%, 03/06/29	$1,294	$1,325,447
4.50%, 08/25/28	1,265	1,297,917
5.82%, 06/16/28	110	116,749
6.22%, 08/15/27	340	356,430
Asian Infrastructure Investment Bank (The)
3.75%, 09/14/27	205	205,487
4.00%, 01/15/27(e)	120	120,526
4.00%, 01/18/28	1,150	1,160,548
4.50%, 01/16/30	570	586,994
4.88%, 09/14/26	200	202,954
Banque Ouest Africaine de Developpement, 5.00%, 07/27/27(b)	680	664,186
Corp. Andina de Fomento
2.25%, 02/08/27	235	227,787
4.13%, 01/07/28	560	562,113
5.00%, 01/24/29	755	778,384
5.00%, 01/22/30	625	645,984
6.00%, 04/26/27	985	1,021,304
Council of Europe Development Bank
0.88%, 09/22/26	351	337,498
3.63%, 01/26/28	5	4,994
3.75%, 05/25/26	90	89,896
4.13%, 01/24/29	915	927,695
4.50%, 01/15/30	200	206,044
4.63%, 06/11/27	385	392,089
European Bank for Reconstruction & Development
4.13%, 01/25/29	1,065	1,080,305
4.38%, 03/09/28	845	861,420
European Investment Bank
0.63%, 10/21/27	200	185,989
0.75%, 10/26/26	1,635	1,565,178
1.38%, 03/15/27	365	349,978
1.63%, 10/09/29	220	201,107
1.75%, 03/15/29	250	232,702
2.38%, 05/24/27	210	204,554
3.25%, 11/15/27	1,380	1,367,720
3.75%, 11/15/29	1,300	1,300,465
3.88%, 03/15/28	3,710	3,734,564
3.88%, 06/15/28	1,100	1,107,876
4.00%, 02/15/29	2,880	2,911,955
4.38%, 03/19/27	1,005	1,017,773
4.50%, 10/16/28	1,045	1,073,213
4.50%, 03/14/30	1,865	1,926,007
4.75%, 06/15/29	1,550	1,610,813
European Stability Mechanism, 4.75%, 09/14/26(b)	1,000	1,012,834
Inter-American Development Bank
0.63%, 09/16/27	145	135,149
1.13%, 07/20/28	260	240,131
1.50%, 01/13/27	140	134,916
2.00%, 06/02/26	686	672,795
2.00%, 07/23/26	345	337,681
2.25%, 06/18/29	1,150	1,086,363
2.38%, 07/07/27	450	438,098
3.13%, 09/18/28	625	614,396
3.50%, 09/14/29	250	247,402
4.00%, 01/12/28	3,460	3,491,630
4.13%, 02/15/29	1,595	1,619,199
4.38%, 02/01/27	365	369,020
4.50%, 05/15/26	252	253,492
4.50%, 02/15/30	1,270	1,310,206
Security	Par (000)	Value
Supranational (continued)
Inter-American Investment Corp.
3.63%, 02/17/27	$395	$393,782
4.13%, 02/15/28	70	70,744
4.25%, 02/14/29	365	370,752
4.25%, 04/01/30	250	253,910
4.75%, 09/19/28	745	768,871
International Bank for Reconstruction & Development
0.75%, 11/24/27	1,430	1,329,830
0.88%, 07/15/26	270	260,890
1.13%, 09/13/28	1,385	1,274,355
1.38%, 04/20/28	2,089	1,956,595
1.75%, 10/23/29	775	711,480
1.88%, 10/27/26	423	411,723
2.50%, 11/22/27	385	374,410
3.13%, 06/15/27	3,480	3,440,675
3.50%, 07/12/28	2,290	2,279,256
3.63%, 09/21/29	225	223,842
3.88%, 10/16/29	1,530	1,537,629
3.88%, 02/14/30	1,505	1,511,939
4.00%, 08/27/26	950	952,854
4.13%, 03/20/30	1,895	1,924,533
4.63%, 08/01/28	1,610	1,657,290
International Development Association
4.38%, 06/11/29(b)	1,290	1,319,932
4.38%, 11/27/29(b)	1,075	1,100,109
Series GDIF, 0.75%, 06/10/27(e)	350	328,807
International Finance Corp.
0.75%, 10/08/26	410	393,185
4.25%, 07/02/29	685	698,453
4.38%, 01/15/27	235	237,516
4.50%, 01/21/28	105	107,348
4.50%, 07/13/28	845	866,639
Nordic Investment Bank
3.38%, 09/08/27	200	198,759
4.38%, 03/14/28	1,040	1,060,276
		90,400,219
Sweden — 0.1%
Kommuninvest I Sverige AB
4.13%, 04/21/27(b)	50	50,343
4.50%, 09/30/26(b)	400	403,792
Svensk Exportkredit AB
2.25%, 03/22/27	75	72,859
3.75%, 09/13/27	465	465,423
4.13%, 06/14/28	485	490,551
4.25%, 02/01/29	400	406,174
4.88%, 09/14/26	400	405,410
		2,294,552
Thailand — 0.0%
Export Import Bank of Thailand, 5.35%, 05/16/29(e)	200	205,484
Trinidad and Tobago — 0.0%
Trinidad & Tobago Government International Bond, 4.50%, 08/04/26(e)	400	392,363
Turkey — 0.3%
Hazine Mustesarligi Varlik Kiralama AS
5.13%, 06/22/26(e)	700	692,631
6.50%, 04/26/30(e)	600	594,552
7.25%, 02/24/27(e)	1,000	1,015,699
8.51%, 01/14/29(e)	800	848,958

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Turkey (continued)
Istanbul Metropolitan Municipality, 10.50%, 12/06/28(e)	$200	$213,059
Turkey Government International Bond
4.88%, 10/09/26	800	789,606
5.13%, 02/17/28	400	386,367
5.25%, 03/13/30	600	554,528
6.00%, 03/25/27	1,000	998,652
6.13%, 10/24/28	800	789,038
7.63%, 04/26/29	1,000	1,020,370
8.60%, 09/24/27(c)	600	630,866
9.38%, 03/14/29	600	648,050
9.88%, 01/15/28	1,200	1,297,124
Turkiye Government International Bond, 11.88%, 01/15/30	600	723,890
Turkiye Ihracat Kredi Bankasi AS
5.75%, 07/06/26(e)	400	397,134
7.50%, 02/06/28(e)	200	201,809
9.00%, 01/28/27(e)	200	207,667
Turkiye Vakiflar Bankasi TAO, 5.50%, 10/01/26(e)	200	198,162
		12,208,162
Ukraine — 0.0%
Ukraine Government International Bond, 1.75%, 02/01/29(e)(h)	463	280,660
United Arab Emirates — 0.1%
Abu Dhabi Government International Bond
1.63%, 06/02/28(e)	400	370,959
2.50%, 09/30/29(e)	800	748,928
3.13%, 05/03/26(e)	800	790,525
3.13%, 10/11/27(e)	1,600	1,565,021
3.13%, 04/16/30(e)	800	765,450
4.88%, 04/30/29(e)	600	616,736
Dubai DOF Sukuk Ltd., 5.00%, 04/30/29(e)	400	409,843
Sharjah Sukuk Program Ltd.
2.94%, 06/10/27(e)	400	383,077
3.23%, 10/23/29(e)	200	184,985
4.23%, 03/14/28(e)	400	390,826
		6,226,350
United Kingdom — 0.0%
Bank of England Euro Note, 4.50%, 03/05/27(b)	600	608,141
International Finance Facility for Immunisation Co., 4.13%, 10/29/27(e)	90	90,704
		698,845
Uruguay — 0.0%
Uruguay Government International Bond, 4.38%, 10/27/27	500	500,377
Uzbekistan — 0.0%
Republic of Uzbekistan International Bond
5.38%, 02/20/29(e)	200	194,964
7.85%, 10/12/28(e)	200	211,650
		406,614
Total Foreign Government Obligations — 6.1% (Cost: $272,467,476)		275,403,592
Municipal Debt Obligations
California — 0.1%
California Earthquake Authority RB, Class A,5.60%, 07/01/27	200	202,004
Security	Par (000)	Value
California (continued)
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, Class A,4.66%, 10/01/27	$250	$253,755
State of California GO
4.50%, 08/01/29	500	507,964
5.13%, 09/01/29	200	208,018
University of California RB
Series BG, 0.88%, 05/15/25	70	69,903
Series BG, 1.32%, 05/15/27	600	569,345
		1,810,989
Florida — 0.0%
State Board of Administration Finance Corp. RB, 1.71%, 07/01/27(c)	250	237,169
Oregon — 0.0%
State of Oregon GO, 5.89%, 06/01/27	394	401,077
Wisconsin — 0.0%
State of Wisconsin RB, Series C, 3.15%, 05/01/27	215	211,293
Total Municipal Debt Obligations — 0.1% (Cost: $2,634,614)		2,660,528
U.S. Government & Agency Obligations
Mortgage-Backed Securities — 4.2%
Federal Home Loan Banks, 3.25%, 06/09/28	1,000	988,814
Federal Home Loan Mortgage Corp.
2.50%, 01/01/30	164	158,763
2.50%, 08/01/31	146	140,300
2.50%, 10/01/31	384	368,469
2.50%, 12/01/31	219	209,770
2.50%, 02/01/32	258	247,074
2.50%, 01/01/33	673	642,587
3.00%, 05/01/29	4,495	4,426,937
3.00%, 05/01/30	152	148,604
3.00%, 06/01/30	11	10,916
3.00%, 07/01/30	119	116,271
3.00%, 12/01/30	175	171,265
3.00%, 05/01/31	66	63,903
3.00%, 06/01/31	45	44,345
3.50%, 05/01/32	37	36,849
3.50%, 09/01/32	28	27,232
3.50%, 07/01/33	73	71,318
3.50%, 06/01/34	344	335,603
4.00%, 05/01/33	63	62,476
6.68%, 02/01/45(a)	5	5,603
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K077, Class A2, 3.85%, 05/25/28(a)	804	799,661
Series K-1512, Class A2, 2.99%, 05/25/31	460	429,712
Series K-1512, Class A3, 3.06%, 04/25/34	450	401,399
Series K154, Class A2, 3.42%, 04/25/32	1,300	1,264,484
Series K739, Class A2, 1.34%, 09/25/27	2,000	1,891,174
Federal National Mortgage Association
0.50%, 06/17/25	13,000	12,936,041
6.59%, 04/01/44(a)	22	21,910
7.24%, 12/01/44(a)	6	6,501
Federal National Mortgage Association-ACES, Series 2016-M3, Class A2, 2.70%, 02/25/26	3,406	3,358,202
Uniform Mortgage-Backed Securities
1.50%, 02/01/36	1,745	1,552,679
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
1.50%, 03/01/36	$1,899	$1,685,494
1.50%, 10/01/36	1,890	1,673,679
1.50%, 11/01/36	1,565	1,389,730
1.50%, 02/01/37	10,710	9,476,542
1.50%, 03/01/37	7,673	6,776,950
1.50%, 08/01/37	1,346	1,191,048
2.00%, 10/01/35	7,541	6,919,086
2.00%, 11/01/35	2,438	2,245,697
2.00%, 12/01/35	5,051	4,617,742
2.00%, 02/01/36	15,541	14,253,521
2.00%, 03/01/36	5,612	5,127,446
2.00%, 04/01/36	2,105	1,923,146
2.00%, 05/01/36	9,741	8,913,627
2.00%, 06/01/36	797	727,643
2.00%, 07/01/36	5,692	5,186,986
2.00%, 08/01/36	611	556,967
2.00%, 10/01/36	1,318	1,200,230
2.00%, 11/01/36	6,188	5,630,237
2.00%, 12/01/36	8,487	7,724,847
2.00%, 01/01/37	6,095	5,552,127
2.00%, 02/01/37	3,795	3,450,897
2.00%, 05/15/39(m)	3,000	2,724,683
2.50%, 07/01/28	171	166,942
2.50%, 12/01/29	36	35,487
2.50%, 03/01/30	30	28,960
2.50%, 07/01/30	33	32,001
2.50%, 08/01/30	109	105,375
2.50%, 12/01/30	18	17,190
2.50%, 01/01/31	16	15,127
2.50%, 05/01/31	329	315,879
2.50%, 08/01/31	438	421,012
2.50%, 09/01/31	341	327,074
2.50%, 10/01/31	1,502	1,446,626
2.50%, 12/01/31	530	507,498
2.50%, 01/01/32	1,108	1,061,187
2.50%, 02/01/32	429	411,138
2.50%, 03/01/32	424	405,916
2.50%, 04/01/32	2,875	2,758,054
2.50%, 07/01/32	3,046	2,926,360
2.50%, 10/01/32	59	56,811
2.50%, 01/01/33	502	481,383
2.50%, 07/01/35	4,880	4,575,332
2.50%, 10/01/35	520	485,919
2.50%, 03/01/36	1,157	1,081,209
2.50%, 05/01/36	7,510	7,002,046
2.50%, 06/01/36	189	175,790
2.50%, 07/01/36	460	428,855
2.50%, 08/01/36	2,349	2,189,246
2.50%, 04/01/37	1,451	1,349,792
2.50%, 05/01/37	418	388,449
2.50%, 05/15/39(m)	5,675	5,272,058
3.00%, 10/01/27	13	12,550
3.00%, 10/01/28	59	58,455
3.00%, 11/01/28	64	62,455
3.00%, 03/01/30	1,708	1,678,730
3.00%, 04/01/30	39	37,922
3.00%, 07/01/30	27	26,645
3.00%, 08/01/30	93	90,290
3.00%, 09/01/30	137	133,025
3.00%, 10/01/30	72	70,456
3.00%, 11/01/30	17	16,134
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
3.00%, 12/01/30	$65	$63,418
3.00%, 01/01/31	831	811,023
3.00%, 02/01/31	422	411,818
3.00%, 03/01/31	92	89,503
3.00%, 04/01/31	50	48,334
3.00%, 06/01/31	283	275,004
3.00%, 09/01/31	91	88,840
3.00%, 10/01/31	14	13,249
3.00%, 01/01/32	284	276,239
3.00%, 02/01/32	607	589,868
3.00%, 03/01/32	91	88,725
3.00%, 06/01/32	297	288,618
3.00%, 11/01/32	312	301,842
3.00%, 12/01/32	520	503,335
3.00%, 10/01/33	380	365,986
3.00%, 07/01/34	170	163,514
3.00%, 09/01/34	1,868	1,793,945
3.00%, 11/01/34	290	277,788
3.00%, 07/01/37	668	636,654
3.50%, 01/01/27	1	1,503
3.50%, 12/01/29	6	6,016
3.50%, 07/01/30	60	59,327
3.50%, 10/01/30	27	26,363
3.50%, 11/01/30	4	3,736
3.50%, 03/01/31	48	47,183
3.50%, 06/01/31	70	68,701
3.50%, 01/01/32	45	44,207
3.50%, 05/01/32	70	68,244
3.50%, 06/01/32	91	89,409
3.50%, 07/01/32	24	23,996
3.50%, 08/01/32	22	21,482
3.50%, 09/01/32	128	125,271
3.50%, 10/01/32	21	21,015
3.50%, 11/01/32	15	15,014
3.50%, 03/01/33	243	238,080
3.50%, 04/01/33	295	289,102
3.50%, 05/01/33	193	188,750
3.50%, 06/01/33	345	336,906
3.50%, 02/01/34	2,579	2,522,450
3.50%, 07/01/34	196	193,538
3.50%, 08/01/34	352	342,276
3.50%, 01/01/35	284	276,337
3.50%, 05/15/39(m)	174	167,622
4.00%, 07/01/29	6	5,843
4.00%, 07/01/32	29	28,471
4.00%, 05/01/33	143	141,482
4.00%, 06/01/33	71	70,151
4.00%, 07/01/33	42	41,998
4.00%, 12/01/33	38	38,306
4.00%, 08/01/37	167	163,295
4.00%, 09/01/37	223	218,416
4.00%, 11/01/37	322	314,597
4.00%, 02/01/38	1,058	1,034,463
4.00%, 05/01/38	147	143,294
4.00%, 11/01/38	93	91,250
4.00%, 05/15/39(m)	2,304	2,250,175
4.00%, 11/01/39	611	596,560
4.00%, 12/01/39	3,827	3,735,426
4.50%, 05/15/39(m)	112	111,164
5.00%, 05/15/39(m)	178	178,948
		187,970,635

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations — 51.3%
U.S. Treasury Note/Bond
0.38%, 09/30/27	$17,100	$15,837,539
0.50%, 04/30/27	18,000	16,931,250
0.50%, 05/31/27	14,000	13,132,656
0.50%, 06/30/27	9,570	8,956,922
0.50%, 08/31/27	10,600	9,872,906
0.50%, 10/31/27	23,100	21,403,594
0.63%, 07/31/26	16,850	16,202,328
0.63%, 11/30/27	23,800	22,072,641
0.75%, 03/31/26	8,570	8,326,960
0.75%, 04/30/26	13,720	13,298,753
0.75%, 05/31/26	18,280	17,678,045
0.75%, 08/31/26	19,500	18,740,566
0.88%, 06/30/26	17,800	17,202,727
0.88%, 09/30/26	17,670	16,978,385
1.00%, 07/31/28	15,000	13,810,547
1.13%, 10/31/26	18,800	18,096,469
1.13%, 02/28/27	6,400	6,119,500
1.13%, 02/29/28	20,000	18,685,938
1.13%, 08/31/28	19,000	17,527,500
1.25%, 11/30/26	19,180	18,466,744
1.25%, 12/31/26	16,750	16,099,629
1.25%, 03/31/28	20,000	18,715,625
1.25%, 04/30/28	6,684	6,242,229
1.25%, 05/31/28	7,129	6,644,451
1.25%, 06/30/28	4,500	4,186,406
1.25%, 09/30/28	10,000	9,245,313
1.38%, 08/31/26	8,860	8,586,932
1.38%, 10/31/28	10,000	9,265,625
1.38%, 12/31/28	24,000	22,156,875
1.50%, 08/15/26	14,000	13,599,688
1.50%, 01/31/27	30,700	29,585,926
1.50%, 11/30/28	12,000	11,148,750
1.63%, 05/15/26	18,000	17,588,672
1.63%, 10/31/26	12,500	12,122,559
1.75%, 12/31/26	10,000	9,690,625
1.75%, 01/31/29	30,000	28,024,219
1.88%, 02/28/27	20,000	19,381,250
1.88%, 02/28/29	5,000	4,685,938
2.00%, 11/15/26	17,600	17,152,437
2.25%, 02/15/27	22,300	21,763,406
2.25%, 08/15/27	20,350	19,756,988
2.25%, 11/15/27	20,900	20,225,649
2.38%, 05/15/27	21,450	20,933,859
2.38%, 03/31/29	20,000	19,075,000
2.50%, 03/31/27	29,000	28,407,539
2.63%, 05/31/27	2,000	1,960,781
2.63%, 07/31/29	35,000	33,561,719
2.75%, 04/30/27	21,800	21,443,195
2.75%, 07/31/27	21,440	21,049,725
2.75%, 02/15/28	20,000	19,556,250
2.75%, 05/31/29	25,000	24,140,625
2.88%, 05/15/28	25,000	24,482,422
2.88%, 08/15/28	22,000	21,503,281
2.88%, 04/30/29	25,000	24,277,344
3.13%, 08/31/27	25,000	24,738,281
3.13%, 11/15/28	22,000	21,632,188
3.13%, 08/31/29	34,000	33,248,281
3.25%, 06/30/27	20,000	19,860,938
3.25%, 06/30/29	20,000	19,676,563
3.38%, 09/15/27	5,862	5,835,896
Security	Par (000)	Value
U.S. Government Obligations (continued)
3.50%, 09/30/26	$19,162	$19,099,873
3.50%, 01/31/28	21,200	21,150,313
3.50%, 04/30/28	20,849	20,793,620
3.50%, 09/30/29	25,905	25,712,736
3.63%, 03/31/28	4,043	4,048,686
3.63%, 05/31/28	19,800	19,813,922
3.63%, 08/31/29	8,804	8,786,805
3.75%, 08/31/26	10,235	10,230,602
3.75%, 04/30/27	566	567,725
3.75%, 08/15/27	23,574	23,656,877
3.75%, 12/31/28	28,284	28,390,065
3.88%, 03/31/27	25,660	25,783,288
3.88%, 10/15/27	6,732	6,777,231
3.88%, 11/30/27	19,180	19,311,863
3.88%, 12/31/27	19,760	19,912,831
3.88%, 03/15/28	15,320	15,448,066
3.88%, 09/30/29	31,148	31,381,610
3.88%, 11/30/29	18,700	18,834,406
3.88%, 12/31/29	20,000	20,146,875
3.88%, 04/30/30	25,129	25,313,541
4.00%, 01/15/27	30,168	30,335,338
4.00%, 12/15/27	5,534	5,593,663
4.00%, 02/29/28	11,066	11,186,170
4.00%, 06/30/28	16,000	16,197,500
4.00%, 01/31/29	23,882	24,176,793
4.00%, 07/31/29	6,824	6,910,899
4.00%, 10/31/29	20,000	20,248,438
4.00%, 02/28/30	53,468	54,178,130
4.00%, 03/31/30	30,177	30,563,643
4.13%, 10/31/26	12,876	12,950,439
4.13%, 01/31/27	20,365	20,526,488
4.13%, 02/15/27	14,809	14,928,166
4.13%, 02/28/27	8,844	8,919,658
4.13%, 09/30/27	9,000	9,116,016
4.13%, 10/31/27	11,000	11,140,078
4.13%, 11/15/27	10,912	11,052,663
4.13%, 07/31/28	19,518	19,826,018
4.13%, 03/31/29	30,000	30,510,938
4.13%, 10/31/29	6,922	7,046,380
4.13%, 11/30/29	9,270	9,440,916
4.25%, 11/30/26	13,634	13,747,972
4.25%, 12/31/26	35,258	35,580,280
4.25%, 03/15/27	23,921	24,187,308
4.25%, 01/15/28	25,006	25,427,976
4.25%, 02/15/28	14,839	15,099,842
4.25%, 02/28/29	27,780	28,372,495
4.25%, 06/30/29	33,148	33,880,882
4.25%, 01/31/30	32,072	32,831,205
4.38%, 07/31/26	6,069	6,110,724
4.38%, 08/15/26	31,951	32,186,888
4.38%, 12/15/26	21,037	21,262,983
4.38%, 07/15/27	3,474	3,530,724
4.38%, 08/31/28	14,382	14,721,325
4.38%, 11/30/28	24,239	24,837,400
4.38%, 12/31/29	20,622	21,214,883
4.50%, 04/15/27	7,569	7,694,362
4.50%, 05/15/27	25,511	25,951,464
4.50%, 05/31/29	33,094	34,133,358
4.63%, 06/30/26	27,731	27,977,979
4.63%, 09/15/26	12,804	12,954,047
4.63%, 10/15/26	21,715	21,988,982
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
U.S. Government Obligations (continued)
4.63%, 11/15/26	$7,007	$7,101,704
4.63%, 06/15/27	12,201	12,456,458
4.63%, 09/30/28	23,823	24,591,664
4.63%, 04/30/29	15,000	15,533,203
4.88%, 04/30/26	32,679	32,985,366
4.88%, 05/31/26	6,513	6,580,165
4.88%, 10/31/28	23,719	24,680,731
		2,328,226,688
Total U.S. Government & Agency Obligations — 55.5% (Cost: $2,516,706,370)		2,516,197,323
	Shares
Common Stocks
Aerospace & Defense — 0.0%
Incora Top Holdco LLC, NVS(d)	6,960	104,400
Commercial Services & Supplies — 0.0%
MYT Holding LLC, NVS	1	—
Financial Services — 0.0%
HoldCo.(d)	16,280	—
Health Care Technology — 0.0%
Quincy Health LLC(d)	978	—
Metals & Mining — 0.0%
Foresight Energy LLC(d)	112	—
Office REITs — 0.0%
Office Properties Income Trust, NVS	690	283
Oil, Gas & Consumable Fuels — 0.0%
New Fortress Energy Inc., (Acquired 12/24/24, Cost $ —)(n)	6,764	36,728
Total Common Stocks — 0.0% (Cost $907,173)		141,411
Preferred Stocks
Financial Services — 0.0%
HoldCo. Preference Shares(d)	104	—
Software — 0.0%
Veritas Kapital Assurance PLC, Series G-1, Preference Shares, NVS	608	12,464
Veritas Kapital Assurance PLC, Series G, Preference Shares, NVS	882	20,286
		32,750
Total Preferred Stocks — 0.0% (Cost $29,798)		32,750
Total Long-Term Investments — 98.4% (Cost: $4,457,435,126)		4,462,995,419
Security	Shares	Value
Short-Term Securities
Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.46%(o)(p)	29,197,641	$29,209,320
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(o)(p)(q)	20,364,565	20,364,565
Total Short-Term Securities — 1.1% (Cost: $49,575,832)		49,573,885
Total Investments — 99.5% (Cost: $4,507,010,958)		4,512,569,304
Other Assets Less Liabilities — 0.5%		23,507,886
Net Assets — 100.0%		$4,536,077,190

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Perpetual security with no stated maturity date.
(h)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(i)	Zero-coupon bond.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Non-income producing security.
(l)	U.S. dollar denominated security issued by foreign domiciled entity.
(m)	Represents or includes a TBA transaction.
(n)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $36,728, representing less than 0.05% of its net assets as of period end, and an original cost of $—.

(o)	Affiliate of the Fund.
(p)	Annualized 7-day yield as of period end.
(q)	All or a portion of this security was purchased with the cash collateral from loaned securities.

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core 1-5 Year USD Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$32,480,525	$—	$(3,266,530)(a)	$(189)	$(4,486)	$29,209,320	29,197,641	$530,413	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	49,771,847	—	(29,407,282)(a)	—	—	20,364,565	20,364,565	148,065 (b)	—
				$(189)	$(4,486)	$49,573,885		$678,478	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$38,168,148	$—	$38,168,148
Collateralized Mortgage Obligations	—	82,848,787	—	82,848,787
Corporate Bonds & Notes	—	1,547,495,481	29,607	1,547,525,088
Fixed Rate Loan Interests	—	—	17,792	17,792
Foreign Government Obligations	—	275,403,592	—	275,403,592
Municipal Debt Obligations	—	2,660,528	—	2,660,528
U.S. Government & Agency Obligations	—	2,516,197,323	—	2,516,197,323
Common Stocks	—	37,011	104,400	141,411
Preferred Stocks	—	32,750	—	32,750
Short-Term Securities
Money Market Funds	49,573,885	—	—	49,573,885
	$49,573,885	$4,462,843,620	$151,799	$4,512,569,304
See notes to financial statements.
Schedule of Investments

Schedule of Investments (unaudited)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Australia — 0.4%
AGI Finance Pty Ltd., 2.12%, 06/24/27	AUD200	$122,699
Amcor U.K. Finance PLC, 1.13%, 06/23/27	EUR200	218,646
APA Infrastructure Ltd.
0.75%, 03/15/29(a)	EUR300	312,520
1.25%, 03/15/33(a)	EUR200	188,580
2.00%, 03/22/27(a)	EUR350	393,162
3.50%, 03/22/30(a)	GBP300	370,145
Aurizon Finance Pty Ltd., 3.00%, 03/09/28	AUD100	61,118
Aurizon Network Pty Ltd., 6.10%, 09/12/31(a)	AUD200	131,906
Ausgrid Finance Pty Ltd., 5.41%, 03/28/31	AUD400	259,951
AusNet Services Holdings Pty Ltd.
0.63%, 08/25/30(a)	EUR300	298,688
1.63%, 03/11/81, (5-year EUR Swap + 1.938%)(a)(b)	EUR200	219,556
2.60%, 07/31/29	AUD300	176,002
6.13%, 05/31/33	AUD400	269,127
Australia & New Zealand Banking Group Ltd.
0.67%, 05/05/31, (5-year EUR Swap + 1.120%)(a)(b)	EUR650	717,850
0.75%, 09/29/26(a)	EUR200	221,510
3.71%, 07/31/35, (5-year EURIBOR ICE Swap + 1.320%)(a)(b)	EUR500	565,747
5.00%, 06/18/29	AUD1,003	660,795
5.10%, 02/03/33, (5-year EUR Swap + 2.150%)(a)(b)	EUR200	237,451
5.91%, 08/12/32, (3-month BB Swap + 2.700%)(b)	AUD500	328,060
6.74%, 02/10/38, (3-month BB Swap + 2.800%)(a)(b)	AUD550	379,261
Australia Pacific Airports Melbourne Pty Ltd.
3.76%, 11/25/31	AUD300	176,736
4.38%, 05/24/33(a)	EUR200	238,617
Bank of Queensland Ltd., 3.30%, 07/30/29(a)	EUR400	466,889
BHP Billiton Finance Ltd.
Series 12, 4.30%, 09/25/42	GBP200	220,252
Series 17, 1.50%, 04/29/30(a)	EUR345	364,160
Brambles Finance PLC, 1.50%, 10/04/27(a)	EUR200	221,371
Brisbane Airport Corp. Pty Ltd., 4.50%, 12/30/30	AUD300	187,175
Charter Hall LWR Pty Ltd., 2.09%, 03/03/28(a)	AUD100	59,515
Coles Group Treasury Pty Ltd., 5.80%, 07/15/31	AUD400	266,536
Commonwealth Bank of Australia
0.13%, 10/15/29(a)	EUR500	511,032
0.50%, 07/27/26(a)	EUR100	111,152
0.88%, 02/19/29(a)	EUR500	535,908
1.13%, 01/18/28(a)	EUR100	109,747
2.86%, 02/26/32(a)	EUR400	456,004
3.00%, 09/04/26(a)	GBP100	131,161
3.77%, 08/31/27(a)	EUR400	469,480
4.27%, 06/04/34, (5-year EURIBOR ICE Swap + 1.350%)(b)	EUR300	349,509
4.90%, 08/17/28	AUD200	131,253
4.95%, 04/14/32, (3-month BB Swap + 1.900%)(b)	AUD600	385,383
6.15%, 11/27/39, (3-month BB Swap + 1.650%)(b)	AUD200	133,180
6.70%, 03/15/38, (3-month BB Swap + 2.450%)(b)	AUD600	412,493
Security	Par (000)	Value
Australia (continued)
Computershare U.S. Inc., 1.13%, 10/07/31(a)	EUR100	$96,547
Glencore Capital Finance DAC, 1.13%, 03/10/28(a)	EUR550	592,717
Lendlease Finance Ltd., 3.70%, 03/31/31(a)	AUD100	55,928
Lonsdale Finance Pty Ltd., 2.45%, 11/20/26(a)	AUD200	124,454
Macquarie Bank Ltd.
2.78%, 02/25/30(a)	EUR100	114,564
3.20%, 09/17/29(a)	EUR300	344,633
5.95%, 03/01/34, (3-month BB Swap + 1.950%)(b)	AUD400	262,755
Macquarie Group Ltd.
0.63%, 02/03/27(a)	EUR500	549,001
0.95%, 05/21/31(a)	EUR300	298,618
2.13%, 10/01/31(a)	GBP300	336,240
National Australia Bank Ltd.
0.00%, 01/06/29(a)	EUR300	310,916
0.30%, 10/31/25(a)	CHF150	181,671
0.75%, 01/30/26(a)	EUR200	224,335
1.13%, 05/20/31(a)	EUR236	244,239
1.38%, 08/30/28(a)	EUR350	381,983
1.70%, 09/15/31, (5-year UK Government Bond + 1.400%)(a)(b)	GBP200	253,148
2.35%, 08/30/29(a)	EUR300	337,612
2.85%, 03/03/32(a)	EUR200	227,610
2.90%, 02/25/27	AUD500	314,388
3.15%, 02/05/31(a)	EUR300	348,715
4.40%, 05/12/28	AUD200	129,258
4.85%, 03/22/29	AUD200	130,972
5.40%, 11/16/28	AUD200	133,325
5.74%, 02/09/34, (3-month BB Swap + 1.950%)(a)(b)	AUD400	262,237
6.32%, 08/03/32, (3-month BB Swap + 2.800%)(a)(b)	AUD300	198,609
6.34%, 06/06/39, (3-month BB Swap + 2.000%)(a)(b)	AUD499	336,008
NBN Co. Ltd.
4.38%, 03/15/33(a)	EUR650	795,290
5.20%, 08/25/28(a)	AUD600	395,612
5.35%, 03/06/35(a)	AUD500	322,026
Network Finance Co. Pty. Ltd., 6.06%, 06/19/30	AUD200	134,784
NSW Electricity Networks Finance Pty Ltd., 2.54%, 09/23/30(a)	AUD150	84,591
Optus Finance Pty Ltd., 1.00%, 06/20/29(a)	EUR400	417,190
Origin Energy Finance Ltd., 1.00%, 09/17/29(a)	EUR230	236,392
Pacific National Finance Pty. Ltd.
3.80%, 09/08/31(a)	AUD150	81,166
5.25%, 05/19/25	AUD50	32,018
Qantas Airways Ltd., 2.95%, 11/27/29(a)	AUD250	146,144
Scentre Group Trust 1/Scentre Group Trust 2, 1.45%, 03/28/29(a)	EUR200	215,325
Stockland Trust, 6.10%, 09/12/34	AUD300	199,321
Sydney Airport Finance Co. Pty. Ltd.
3.75%, 04/30/32(a)	EUR100	116,176
4.13%, 04/30/36(a)	EUR300	349,317
4.38%, 05/03/33(a)	EUR100	119,173
5.90%, 04/19/34(a)	AUD200	130,970
Telstra Corp. Ltd., 1.38%, 03/26/29(a)	EUR300	323,919
Telstra Group Ltd., 5.65%, 03/06/34	AUD400	265,177

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Australia (continued)
Toyota Finance Australia Ltd.
0.44%, 01/13/28(a)	EUR500	$536,845
3.39%, 03/18/30(a)	EUR400	461,696
Transurban Finance Co. Pty. Ltd.
2.00%, 08/28/25(a)	EUR100	113,119
3.00%, 04/08/30(a)	EUR200	227,081
3.71%, 03/12/32(a)	EUR400	464,526
3.97%, 03/12/36(a)	EUR200	227,272
4.23%, 04/26/33(a)	EUR100	118,725
Vicinity Centres Trust, 6.19%, 04/24/34(a)	AUD200	134,621
Wesfarmers Ltd., 1.94%, 06/23/28(a)	AUD200	119,200
WestConnex Finance Co. Pty Ltd., 3.15%, 03/31/31(a)	AUD150	86,245
Westpac Banking Corp.
0.38%, 09/22/36(a)	EUR300	248,682
0.77%, 05/13/31, (5-year EUR Swap + 1.050%)(a)(b)	EUR450	497,620
1.13%, 09/05/27(a)	EUR520	570,657
1.38%, 05/17/32(a)	EUR300	308,492
2.40%, 01/25/27	AUD200	124,815
3.90%, 08/11/25(a)	AUD400	255,954
5.10%, 05/14/29	AUD600	396,936
6.93%, 06/23/38, (3-month BB Swap + 2.600%)(a)(b)	AUD300	209,489
7.20%, 11/15/38, (3-month BB Swap + 2.400%)(b)	AUD600	424,897
Woolworths Group Ltd., 2.80%, 05/20/30(a)	AUD300	173,804
		28,926,077
Austria — 0.3%
BAWAG PSK Bank fuer Arbeit und Wirtschaft und Oesterreichische Postsparkasse AG
0.00%, 09/23/30(a)	EUR100	98,645
0.10%, 05/12/31(a)	EUR200	194,110
0.63%, 06/19/34(a)	EUR200	183,961
1.13%, 07/31/28(a)	EUR500	544,529
1.75%, 03/08/30(a)	EUR300	327,835
2.00%, 08/25/32(a)	EUR600	641,222
3.13%, 10/03/29, (3-mo. EURIBOR + 0.950%)(a)(b)	EUR700	799,195
3.13%, 02/27/31(a)	EUR200	232,814
Erste Group Bank AG
0.00%, 09/11/29(a)	EUR200	203,914
0.25%, 01/27/31(a)	EUR500	483,382
0.50%, 01/12/37(a)	EUR200	167,406
0.63%, 04/17/26(a)	EUR200	223,380
0.63%, 01/18/27(a)	EUR400	442,209
0.75%, 01/17/28(a)	EUR1,000	1,089,697
0.88%, 05/22/26(a)	EUR400	445,568
0.88%, 05/13/27(a)	EUR800	878,255
2.50%, 09/19/30(a)	EUR300	339,197
3.13%, 12/12/33(a)	EUR300	347,358
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
0.00%, 06/18/27	EUR500	541,286
1.63%, 05/11/29	EUR300	328,879
3.00%, 02/05/30	EUR300	346,376
Hypo Vorarlberg Bank AG
0.00%, 10/12/29(a)	EUR200	202,530
0.63%, 07/17/26(a)	EUR300	333,681
Security	Par (000)	Value
Austria (continued)
Mondi Finance PLC
1.63%, 04/27/26(a)	EUR300	$336,972
3.75%, 05/31/32(a)	EUR100	114,661
OeBB-Infrastruktur AG
3.00%, 10/24/33	EUR475	547,763
3.38%, 05/18/32(a)	EUR700	829,801
Oesterreichische Kontrollbank AG
3.13%, 11/15/28(a)	EUR1,000	1,168,558
4.13%, 07/22/27(a)	GBP500	668,533
OMV AG
1.88%, 12/04/28(a)	EUR456	504,353
2.00%, 04/09/28(a)	EUR583	653,155
2.88%, (5-year EUR Swap + 3.082%)(a)(b)(c)	EUR100	106,533
Raiffeisen Bank International AG
0.05%, 09/01/27(a)	EUR500	535,804
0.38%, 09/25/26(a)	EUR300	329,535
1.50%, 05/24/28(a)	EUR200	222,930
2.88%, 09/28/26(a)	EUR300	342,766
3.50%, 02/18/32, (3-mo. EURIBOR + 1.250%)(a)(b)	EUR200	224,884
4.50%, 05/31/30, (3-mo. EURIBOR + 1.550%)(a)(b)	EUR200	236,782
Raiffeisen Landesbank Vorarlberg mit Revisionsverband eGen, 0.38%, 11/13/34	EUR200	177,532
Raiffeisenlandesbank Niederoesterreich-Wien AG
0.63%, 08/28/26	EUR100	111,037
2.38%, 08/31/32(a)	EUR400	438,292
3.25%, 01/11/30(a)	EUR500	582,024
Raiffeisenlandesbank Oberoesterreich AG, 0.50%, 01/22/35(a)	EUR200	177,196
Raiffeisen-Landesbank Steiermark AG, 1.38%, 05/11/33(a)	EUR100	100,663
Telekom Finanzmanagement GmbH, 1.50%, 12/07/26(a)	EUR300	335,220
UniCredit Bank Austria AG
0.25%, 06/21/30(a)	EUR300	302,749
0.63%, 03/20/29(a)	EUR200	211,660
1.50%, 05/24/28(a)	EUR400	442,547
2.38%, 09/20/27(a)	EUR200	227,561
UNIQA Insurance Group AG, 6.00%, 07/27/46, (3-mo. EURIBOR + 5.817%)(a)(b)	EUR200	231,736
Vienna Insurance Group AG Wiener Versicherung Gruppe
1.00%, 03/26/36(a)	EUR200	173,317
4.88%, 06/15/42, (3-mo. EURIBOR + 3.950%)(a)(b)	EUR100	117,618
Volksbank Wien AG
0.13%, 11/19/29	EUR200	203,131
0.88%, 03/23/26(a)	EUR300	334,146
		20,384,888
Belgium — 0.3%
Ageas SA/NV, 1.88%, 11/24/51, (3-mo. EURIBOR + 3.100%)(a)(b)	EUR200	199,959
Aliaxis Finance SA, 0.88%, 11/08/28(a)	EUR200	207,361
Anheuser-Busch InBev Finance Inc., Series MPLE, 4.32%, 05/15/47	CAD100	67,447
Anheuser-Busch InBev SA
1.15%, 01/22/27(a)	EUR850	944,160
1.50%, 04/18/30(a)	EUR568	607,363
2.00%, 03/17/28(a)	EUR550	617,059
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Belgium (continued)
2.13%, 12/02/27(a)	EUR150	$168,517
2.75%, 03/17/36(a)	EUR670	712,731
3.45%, 09/22/31(a)	EUR125	145,233
3.70%, 04/02/40(a)	EUR350	386,584
3.75%, 03/22/37(a)	EUR375	427,058
3.95%, 03/22/44(a)	EUR375	415,625
Argenta Spaarbank NV
0.75%, 03/03/29(a)	EUR400	424,606
1.00%, 01/29/27(a)	EUR600	658,265
3.13%, 02/06/34(a)	EUR200	229,418
Barry Callebaut Services NV
4.00%, 06/14/29(a)	EUR200	224,883
4.25%, 08/19/31(a)	EUR200	226,628
Belfius Bank SA
0.00%, 08/28/26(a)	EUR600	660,134
0.13%, 09/14/26(a)	EUR200	220,683
1.00%, 06/12/28(a)	EUR300	326,314
2.88%, 02/12/31(a)	EUR300	343,811
3.75%, 01/22/29(a)	EUR600	697,071
4.13%, 09/12/29	EUR800	951,861
BNP Paribas Fortis SA, 0.63%, 10/04/25(a)	EUR100	112,493
bpost SA
3.29%, 10/16/29(a)	EUR300	343,679
3.63%, 10/16/34(a)	EUR300	339,735
Crelan SA
5.25%, 01/23/32, (1-year EURIBOR ICE Swap + 2.750%)(a)(b)	EUR200	244,499
6.00%, 02/28/30, (1-year EURIBOR ICE Swap + 2.850%)(a)(b)	EUR200	247,672
Elia Group SA/NV
1.50%, 09/05/28(a)	EUR200	218,913
3.88%, 06/11/31(a)	EUR100	115,629
Elia Transmission Belgium SA
0.88%, 04/28/30(a)	EUR300	308,894
3.00%, 04/07/29(a)	EUR200	228,821
3.75%, 01/16/36(a)	EUR400	453,182
Euroclear Holding NV, 1.50%, 04/11/30(a)	EUR200	214,362
FLUVIUS System Operator CV, 3.88%, 05/02/34(a)	EUR700	811,939
FLUVIUS System Operator CVBA
1.75%, 12/04/26(a)	EUR400	447,467
2.88%, 05/07/29(a)	EUR600	683,951
Groupe Bruxelles Lambert NV, 1.88%, 06/19/25(a)	EUR300	339,356
ING Belgium SA
0.00%, 02/20/30(a)	EUR500	503,564
0.75%, 09/28/26(a)	EUR400	445,061
3.00%, 02/15/31(a)	EUR400	462,340
KBC Bank NV
0.00%, 12/03/25(a)	EUR200	223,908
3.13%, 02/22/27(a)	EUR300	345,928
KBC Group NV
0.13%, 01/14/29, (3-mo. EURIBOR + 0.600%)(a)(b)	EUR200	211,866
0.38%, 06/16/27, (3-mo. EURIBOR + 0.720%)(a)(b)	EUR600	663,118
0.63%, 12/07/31, (5-year EUR Swap + 0.950%)(a)(b)	EUR400	436,914
0.75%, 01/21/28, (3-mo. EURIBOR + 0.700%)(a)(b)	EUR500	548,523
0.75%, 01/24/30(a)	EUR400	409,639
Security	Par (000)	Value
Belgium (continued)
3.75%, 03/27/32(a)	EUR500	$580,654
4.38%, 12/06/31(a)	EUR400	481,538
Lonza Finance International NV, 3.88%, 04/24/36(a)	EUR300	345,401
Ministeries Van de Vlaamse Gemeenschap, 0.38%, 10/13/26(a)	EUR100	110,433
Proximus SADP
4.00%, 03/08/30(a)	EUR700	824,892
4.13%, 11/17/33(a)	EUR200	237,690
Silfin NV, 5.13%, 07/17/30(a)	EUR200	237,898
Solvay SA, 3.88%, 04/03/28(a)	EUR200	232,870
Syensqo SA, 2.75%, 12/02/27(a)	EUR200	226,483
VGP NV
1.50%, 04/08/29(a)	EUR200	206,980
2.25%, 01/17/30(a)	EUR400	417,871
		23,126,934
Bermuda — 0.0%
Athora Holding Ltd.
5.88%, 09/10/34(a)	EUR300	353,714
6.63%, 06/16/28(a)	EUR200	244,117
		597,831
Canada — 1.3%
407 International Inc.
2.43%, 05/04/27	CAD200	144,304
2.84%, 03/07/50	CAD400	214,036
3.65%, 09/08/44(a)	CAD100	63,420
3.67%, 03/08/49	CAD200	124,946
3.83%, 05/11/46	CAD200	129,474
3.98%, 09/11/52	CAD25	16,285
4.54%, 10/09/54	CAD200	142,742
4.86%, 07/31/53	CAD300	224,969
4.89%, 04/04/54	CAD200	150,677
Aeroports de Montreal
3.03%, 04/21/50	CAD150	83,857
3.44%, 04/26/51	CAD150	90,095
Series I, 5.47%, 04/16/40	CAD150	119,230
Aimco Realty Investors LP, Series 4, 2.71%, 06/01/29	CAD200	140,621
AIMCo Realty Investors LP
4.64%, 02/15/30	CAD300	227,181
4.97%, 05/23/34	CAD200	152,632
Alberta Powerline LP, 4.07%, 12/01/53	CAD196	125,266
Alectra Inc.
1.75%, 02/11/31	CAD200	132,788
4.31%, 10/30/34	CAD150	111,223
4.63%, 06/13/34	CAD150	113,911
5.23%, 11/14/52	CAD50	39,521
Series A, 2.49%, 05/17/27	CAD150	107,691
Alimentation Couche-Tard Inc.
4.01%, 02/12/36(a)	EUR200	225,476
5.59%, 09/25/30	CAD400	312,383
AltaGas Ltd.
2.16%, 06/10/25	CAD200	144,908
2.17%, 03/16/27	CAD350	248,683
3.98%, 10/04/27	CAD150	110,047
5.14%, 03/14/34	CAD200	151,405
5.60%, 03/14/54	CAD200	151,014
AltaLink LP
3.72%, 12/03/46	CAD50	31,771
3.99%, 06/30/42	CAD200	134,136

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
4.09%, 06/30/45(a)	CAD100	$67,365
4.69%, 11/28/32	CAD150	115,167
4.92%, 09/17/43	CAD200	150,125
5.46%, 10/11/55	CAD200	164,452
Bank of Montreal
0.05%, 06/08/29(a)	EUR400	410,819
0.13%, 01/26/27(a)	EUR400	438,251
1.55%, 05/28/26	CAD150	107,364
1.76%, 03/10/26	CAD300	215,790
1.93%, 07/22/31(b)	CAD300	214,333
2.70%, 12/09/26	CAD50	36,207
2.75%, 10/13/26(a)	EUR300	343,318
3.19%, 03/01/28	CAD500	363,542
3.65%, 04/01/27	CAD500	366,070
4.42%, 07/17/29	CAD600	450,430
4.54%, 12/18/28	CAD200	150,423
4.71%, 12/07/27	CAD600	450,365
5.04%, 05/29/28	CAD1,000	760,324
5.13%, 10/10/28(a)	GBP550	741,500
6.53%, 10/27/32(b)	CAD200	155,029
Bank of Nova Scotia (The)
0.00%, 01/14/27(a)	EUR450	492,304
0.00%, 12/15/27(a)	EUR300	321,111
0.00%, 09/14/29(a)	EUR300	305,464
0.25%, 11/01/28(a)	EUR150	155,939
1.40%, 11/01/27	CAD800	559,940
1.85%, 11/02/26	CAD800	571,079
2.88%, 05/03/27(a)	GBP300	386,132
2.95%, 03/08/27	CAD300	216,927
3.10%, 02/02/28	CAD400	290,300
3.93%, 05/03/32(b)	CAD400	292,505
4.44%, 11/15/35(b)	CAD950	699,201
4.95%, 08/01/34(b)	CAD300	225,389
5.68%, 08/02/33(b)	CAD700	536,253
BCI QuadReal Realty
1.07%, 02/04/26	CAD100	71,560
1.75%, 07/24/30	CAD200	132,727
bcIMC Realty Corp., 3.00%, 03/31/27	CAD100	72,409
Bell Telephone Co. of Canada or Bell Canada
1.65%, 08/16/27	CAD200	141,136
2.50%, 05/14/30	CAD200	137,376
2.90%, 09/10/29	CAD200	141,208
3.00%, 03/17/31	CAD100	69,174
3.50%, 09/30/50	CAD100	55,050
3.55%, 03/02/26	CAD150	109,080
3.60%, 09/29/27	CAD200	146,067
3.80%, 08/21/28	CAD250	183,172
4.05%, 03/17/51	CAD350	212,426
4.35%, 12/18/45(a)	CAD200	129,320
4.45%, 02/27/47(a)	CAD200	130,679
5.15%, 08/24/34	CAD400	304,588
5.15%, 02/09/53	CAD200	143,435
5.60%, 08/11/53(a)	CAD200	152,952
5.85%, 11/10/32	CAD200	159,658
British Columbia Ferry Services Inc., Series 19-1, 2.79%, 10/15/49	CAD100	53,159
British Columbia Investment Management Corp.
3.40%, 06/02/30	CAD1,000	737,254
4.90%, 06/02/33	CAD500	396,240
Brookfield Corp., 4.82%, 01/28/26	CAD200	146,338
Security	Par (000)	Value
Canada (continued)
Brookfield Finance II Inc., 5.43%, 12/14/32(a)	CAD200	$155,095
Brookfield Infrastructure Finance ULC
3.41%, 10/09/29	CAD200	142,837
4.19%, 09/11/28	CAD100	73,812
5.44%, 04/25/34	CAD400	308,204
Brookfield Renewable Partners ULC
3.33%, 08/13/50	CAD200	106,530
3.75%, 06/02/25	CAD200	145,131
4.25%, 01/15/29	CAD200	148,372
5.32%, 01/10/54	CAD200	146,512
Bruce Power LP
3.97%, 06/23/26	CAD200	146,124
4.01%, 06/21/29	CAD100	73,867
4.13%, 06/21/33	CAD100	72,321
4.27%, 12/21/34	CAD200	143,620
4.70%, 12/21/27	CAD200	150,228
4.70%, 06/21/31	CAD200	151,075
4.75%, 06/21/49(a)	CAD100	70,488
Calgary Airport Authority (The)
3.55%, 10/07/53	CAD200	120,754
Series A, 3.20%, Series A, 10/07/36	CAD500	326,443
Canadian Imperial Bank of Commerce
0.00%, 04/30/29(a)	EUR500	515,363
0.04%, 07/09/27(a)	EUR200	216,044
2.25%, 01/07/27	CAD350	250,429
3.30%, 05/26/25	CAD200	145,143
3.81%, 07/09/29(a)	EUR400	469,047
4.20%, 04/07/32(b)	CAD300	220,310
4.90%, 06/12/34(b)	CAD300	224,950
4.95%, 06/29/27	CAD400	300,282
5.05%, 10/07/27	CAD1,000	754,837
5.30%, 01/16/34(b)	CAD200	151,919
5.33%, 01/20/33(b)	CAD500	377,824
Canadian National Railway Co.
3.05%, 02/08/50	CAD200	109,874
3.20%, 07/31/28	CAD500	363,445
4.60%, 05/02/29	CAD400	303,845
4.70%, 05/10/53	CAD400	288,744
5.10%, 05/02/54	CAD100	76,755
Canadian Natural Resources Ltd.
2.50%, 01/17/28	CAD200	141,604
3.42%, 12/01/26	CAD100	72,729
4.15%, 12/15/31	CAD300	216,789
Canadian Pacific Railway Co.
2.54%, 02/28/28	CAD400	285,816
3.05%, 03/09/50	CAD100	54,851
3.15%, 03/13/29(a)	CAD100	72,219
Canadian Tire Corp. Ltd., 5.37%, 09/16/30	CAD300	231,454
Canadian Western Bank
4.57%, 07/11/28	CAD200	151,074
5.94%, 12/22/32(b)	CAD200	153,359
5.95%, 01/29/34(b)	CAD200	155,165
Capital Power Corp.
4.42%, 02/08/30	CAD100	73,694
5.97%, 01/25/34	CAD400	313,780
Cenovus Energy Inc.
3.50%, 02/07/28	CAD300	216,785
3.60%, 03/10/27	CAD200	145,456
Central 1 Credit Union, 1.32%, 01/29/26	CAD200	143,288
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
Choice Properties Real Estate Investment Trust
3.53%, 06/11/29	CAD400	$287,626
4.29%, 01/16/30	CAD100	73,769
5.03%, 02/28/31	CAD200	151,562
5.70%, 02/28/34	CAD100	78,004
6.00%, 06/24/32	CAD200	158,795
Coastal Gaslink Pipeline LP
Series C, 4.91%, Series C, 06/30/31	CAD100	76,709
Series E, 5.40%, Series E, 09/30/36	CAD1,000	787,002
Series J, 5.86%, Series J, 03/30/49	CAD500	406,230
CPPIB Capital Inc., 1.50%, 03/04/33(a)	EUR750	770,346
Crombie Real Estate Investment Trust, 4.73%, 01/15/32	CAD400	293,314
CU Inc.
2.96%, 09/07/49	CAD200	109,968
3.17%, 09/05/51	CAD200	113,019
3.55%, 11/22/47	CAD200	123,093
3.96%, 07/27/45	CAD25	16,542
4.09%, 09/02/44	CAD300	202,428
4.54%, 10/24/41	CAD200	143,647
4.66%, 09/11/54	CAD200	145,577
4.72%, 09/09/43	CAD100	73,334
5.09%, 09/20/53	CAD300	232,785
5.18%, 11/21/35	CAD100	78,536
Dollarama Inc.
5.17%, 04/26/30	CAD200	154,193
5.53%, 09/26/28	CAD200	154,532
Dream Industrial Real Estate Investment Trust, Series E, 3.97%, Series E, 04/13/26	CAD400	291,834
Enbridge Gas Inc.
2.90%, 04/01/30	CAD400	284,333
3.20%, 09/15/51	CAD500	279,739
3.51%, 11/29/47	CAD200	120,693
4.00%, 08/22/44(a)	CAD50	32,957
4.20%, 06/02/44	CAD200	135,570
4.88%, 06/21/41	CAD150	110,504
5.67%, 10/06/53	CAD400	331,243
Enbridge Inc.
2.99%, 10/03/29	CAD400	283,223
3.90%, 02/25/30	CAD100	72,896
4.10%, 09/21/51	CAD300	179,598
4.21%, 02/22/30	CAD200	147,771
4.24%, 08/27/42	CAD100	63,616
4.56%, 02/25/35	CAD200	144,574
4.73%, 08/22/34	CAD100	73,561
5.32%, 08/22/54	CAD200	144,568
5.76%, 05/26/53	CAD200	153,670
6.51%, 11/09/52	CAD200	169,144
Enbridge Pipelines Inc.
3.45%, 09/29/25	CAD150	108,839
3.52%, 02/22/29	CAD200	145,020
4.20%, 05/12/51	CAD100	61,284
4.55%, 09/29/45	CAD200	131,488
5.33%, 04/06/40	CAD50	36,371
5.82%, 08/17/53	CAD100	77,917
Energir LP
3.04%, 02/09/32	CAD200	138,794
4.67%, 09/27/32	CAD100	76,276
4.83%, 06/02/53	CAD200	148,510
Security	Par (000)	Value
Canada (continued)
EPCOR Utilities Inc.
3.11%, 07/08/49	CAD100	$56,351
3.29%, 06/28/51	CAD200	115,416
3.55%, 11/27/47	CAD100	61,566
5.33%, 10/03/53	CAD400	320,314
Fairfax Financial Holdings Ltd.
2.75%, 03/29/28(a)	EUR100	111,591
3.95%, 03/03/31	CAD350	253,147
4.23%, 06/14/29	CAD100	73,955
4.25%, 12/06/27	CAD200	147,789
5.23%, 11/23/54	CAD300	218,894
Federation des Caisses Desjardins du Quebec
0.00%, 04/08/26(a)	EUR100	111,166
0.05%, 11/26/27(a)	EUR200	214,258
0.25%, 02/08/27(a)	EUR300	328,840
1.59%, 09/10/26	CAD200	142,695
1.99%, 05/28/31(b)	CAD150	107,431
3.13%, 05/30/29(a)	EUR500	581,451
3.80%, 09/24/29	CAD300	219,980
4.41%, 05/19/27	CAD200	148,648
5.04%, 08/23/32(b)	CAD100	74,851
5.28%, 05/15/34(b)	CAD200	151,941
5.47%, 11/17/28	CAD600	464,164
5.48%, 08/16/28	CAD200	154,503
Finning International Inc.
2.63%, 08/14/26	CAD200	144,039
4.78%, 02/13/29	CAD100	75,401
First Capital Real Estate Investment Trust, 5.46%, 06/12/32	CAD100	76,033
First Capital REIT, Series V, 3.46%, 01/22/27	CAD100	72,496
FortisAlberta Inc.
2.63%, 06/08/51	CAD200	100,750
3.73%, 09/18/48	CAD100	62,928
4.86%, 05/26/53	CAD200	149,524
4.90%, 05/27/54	CAD400	300,776
FortisBC Energy Inc.
2.82%, 08/09/49	CAD100	53,305
3.67%, 04/09/46	CAD200	125,923
Gibson Energy Inc.
4.45%, 11/12/31	CAD100	73,302
5.75%, 07/12/33	CAD300	233,989
Granite REIT Holdings LP
2.19%, 08/30/28	CAD200	138,165
3.06%, 06/04/27	CAD200	143,863
4.35%, 10/04/31	CAD200	144,674
Greater Toronto Airports Authority
2.73%, 04/03/29	CAD600	428,699
2.75%, 10/17/39	CAD350	209,596
3.26%, 06/01/37	CAD350	228,229
Great-West Lifeco Inc.
2.38%, 05/14/30	CAD200	138,269
2.98%, 07/08/50	CAD200	107,424
3.34%, 02/28/28	CAD200	145,525
H&R Real Estate Investment Trust
2.91%, 06/02/26	CAD200	144,224
4.07%, 06/16/25	CAD100	72,576
Honda Canada Finance Inc.
1.65%, 02/25/28	CAD200	138,624
4.90%, 06/04/29	CAD300	228,094
Hydro One Inc.
2.77%, 02/24/26	CAD150	108,756

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
2.97%, 06/26/25	CAD150	$108,812
3.64%, 04/05/50	CAD300	185,937
3.72%, 11/18/47	CAD350	221,747
3.91%, 02/23/46	CAD200	131,212
4.16%, 01/27/33	CAD200	148,817
4.39%, 03/01/34	CAD200	150,083
4.46%, 01/27/53	CAD200	141,211
4.59%, 10/09/43	CAD200	144,358
4.85%, 11/30/54	CAD400	300,197
4.91%, 01/27/28	CAD100	75,986
6.03%, 03/03/39	CAD250	207,908
6.93%, 06/01/32	CAD130	111,790
Hydro One Ltd., 1.41%, 10/15/27	CAD200	140,876
Hyundai Capital Canada Inc.
5.57%, 03/08/28	CAD200	152,210
Series G, 4.58%, Series G, 07/24/29	CAD500	371,617
IGM Financial Inc.
4.12%, 12/09/47	CAD200	129,022
5.43%, 05/26/53	CAD200	155,963
Intact Financial Corp.
2.18%, 05/18/28	CAD100	70,359
2.85%, 06/07/27(a)	CAD200	144,306
2.95%, 12/16/50	CAD100	53,212
3.77%, 05/20/53	CAD100	61,407
5.28%, 09/14/54	CAD200	156,157
Inter Pipeline Ltd./AB
3.48%, 12/16/26	CAD100	72,443
5.09%, 11/27/51	CAD150	97,537
5.71%, 05/29/30	CAD600	459,575
5.85%, 05/18/32	CAD200	153,193
Series 12, 3.98%, Series 12, 11/25/31	CAD200	138,900
Keyera Corp.
3.93%, 06/21/28	CAD200	146,369
5.66%, 01/04/54	CAD200	149,796
Liberty Utilities Canada LP, 3.32%, 02/14/50	CAD100	54,940
Loblaw Companies Ltd.
2.28%, 05/07/30	CAD200	137,455
4.49%, 12/11/28	CAD150	112,727
5.12%, 03/04/54	CAD200	145,417
5.34%, 09/13/52	CAD100	74,999
Lower Mattagami Energy LP
2.43%, 05/14/31	CAD300	204,848
4.69%, 06/07/54	CAD400	292,788
Magna International Inc., 4.38%, 03/17/32	EUR300	353,988
Manulife Bank of Canada
2.86%, 02/16/27	CAD200	144,512
3.99%, 02/22/28	CAD200	147,844
Manulife Financial Corp.
2.82%, 05/13/35(b)	CAD200	138,621
4.06%, 12/06/34(b)	CAD400	291,636
5.05%, 02/23/34(b)	CAD100	75,680
5.41%, 03/10/33(b)	CAD600	456,149
Metro Inc./CN
3.39%, 12/06/27	CAD150	109,245
3.41%, 02/28/50	CAD200	111,268
4.27%, 12/04/47	CAD100	64,755
Metro Inc/CN, 4.66%, 02/07/33	CAD200	150,699
National Bank of Canada
0.00%, 09/29/26(a)	EUR800	880,647
1.53%, 06/15/26	CAD150	107,251
1.57%, 08/18/26(b)	CAD200	144,517
Security	Par (000)	Value
Canada (continued)
3.75%, 05/02/29(a)	EUR400	$469,518
5.02%, 02/01/29	CAD400	305,963
5.22%, 06/14/28	CAD600	459,292
5.43%, 08/16/32(b)	CAD400	301,916
NAV Canada
2.06%, 05/29/30	CAD200	136,575
2.92%, 09/29/51	CAD300	163,966
3.21%, 09/29/50	CAD100	58,094
North West Redwater Partnership/NWR Financing Co. Ltd.
2.80%, 06/01/31(a)	CAD400	274,334
3.75%, 06/01/51(a)	CAD400	244,805
4.05%, 07/22/44(a)	CAD150	98,553
5.08%, 06/01/54	CAD200	150,763
Series G, 4.75%, 06/01/37(a)	CAD50	37,050
Series J, 2.80%, 06/01/27	CAD200	143,884
Series K, 3.65%, 06/01/35	CAD200	137,089
Nouvelle Autoroute 30 Financement Inc., Series C, 3.75%, 03/31/33	CAD127	89,970
Nova Scotia Power Inc.
3.31%, 04/25/50	CAD150	83,361
4.50%, 07/20/43(a)	CAD100	68,555
4.95%, 11/15/32	CAD150	113,947
5.36%, 03/24/53	CAD200	153,328
OMERS Realty Corp.
3.63%, 06/05/30	CAD400	289,601
4.54%, 04/09/29	CAD100	75,203
Ontario Power Generation Inc.
2.98%, 09/13/29	CAD300	214,297
3.22%, 04/08/30	CAD300	215,158
3.65%, 09/13/50	CAD100	60,368
4.25%, 01/18/49	CAD100	66,874
4.83%, 06/28/34	CAD400	304,764
4.99%, 06/28/54	CAD400	298,356
Pembina Pipeline Corp.
3.31%, 02/01/30	CAD200	141,912
3.53%, 12/10/31	CAD600	418,248
3.62%, 04/03/29(a)	CAD250	180,983
4.02%, 03/27/28(a)	CAD200	147,010
4.49%, 12/10/51	CAD100	63,181
4.54%, 04/03/49(a)	CAD200	128,401
4.67%, 05/28/50	CAD200	130,352
4.75%, 04/30/43	CAD100	67,186
4.81%, 03/25/44(a)	CAD25	16,875
5.67%, 01/12/54	CAD250	188,078
Series 11, 4.75%, 03/26/48	CAD150	99,560
Power Corp. of Canada, 4.46%, 07/27/48	CAD100	69,110
Primaris Real Estate Investment Trust
4.73%, 03/30/27	CAD200	147,986
5.30%, 03/15/32	CAD100	75,149
Reliance LP
2.67%, 08/01/28	CAD100	70,281
3.75%, 03/15/26	CAD200	145,625
5.25%, 05/15/31	CAD100	76,156
RioCan Real Estate Investment Trust
4.63%, 05/01/29	CAD200	147,887
4.67%, 03/01/32	CAD200	145,183
5.46%, 03/01/31	CAD100	76,100
Rogers Communications Inc.
2.90%, 12/09/30	CAD200	138,580
3.25%, 05/01/29	CAD300	214,383
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
3.75%, 04/15/29	CAD200	$145,401
4.25%, 04/15/32	CAD200	145,337
4.25%, 12/09/49	CAD100	63,035
4.40%, 11/02/28	CAD350	260,524
5.25%, 04/15/52	CAD200	145,313
5.70%, 09/21/28	CAD300	232,121
5.80%, 09/21/30	CAD500	394,845
5.90%, 09/21/33	CAD700	557,753
6.11%, 08/25/40	CAD25	19,757
6.56%, 03/22/41	CAD200	165,244
Royal Bank of Canada
0.00%, 01/21/27(a)	EUR500	546,879
0.00%, 10/05/28(a)	EUR300	314,120
0.05%, 06/19/26(a)	EUR200	221,597
0.13%, 04/26/27(a)	EUR500	544,904
0.63%, 09/10/25(a)	EUR200	225,339
1.00%, 09/09/26(a)	GBP550	698,747
1.67%, 01/28/33(b)	CAD200	138,564
1.75%, 06/08/29(a)	EUR200	220,694
1.83%, 07/31/28	CAD200	140,141
1.94%, 05/01/25	CAD150	108,806
2.13%, 04/26/29(a)	EUR200	221,392
2.14%, 11/03/31(b)	CAD300	213,818
2.33%, 01/28/27	CAD200	143,295
2.38%, 09/13/27(a)	EUR592	673,901
2.75%, 02/04/30(a)	EUR1,250	1,431,848
2.94%, 05/03/32(b)	CAD300	215,567
4.00%, 10/17/30(b)	CAD100	73,839
4.13%, 07/05/28(a)	EUR300	356,354
4.28%, 02/04/35(b)	CAD500	365,747
4.38%, 10/02/30(a)	EUR300	362,243
4.46%, 10/17/35(b)	CAD400	295,959
4.61%, 07/26/27	CAD500	373,984
4.63%, 05/01/28	CAD300	225,887
4.64%, 01/17/28	CAD300	225,519
4.88%, 11/01/30(a)	GBP200	268,139
5.01%, 02/01/33(b)	CAD400	300,191
5.10%, 04/03/34(b)	CAD400	302,504
5.23%, 06/24/30	CAD200	156,210
5.34%, 06/23/26	CAD500	372,128
Royal Bank of Canada/Toronto, 3.63%, 03/07/28(a)	EUR200	234,986
Sagen MI Canada Inc., 3.26%, 03/05/31	CAD200	134,118
Saputo Inc.
1.42%, 06/19/26	CAD200	142,388
2.24%, 06/16/27	CAD200	142,128
2.30%, 06/22/28	CAD200	140,537
5.25%, 11/29/29	CAD200	153,745
5.49%, 11/20/30	CAD200	155,892
SmartCentres Real Estate Investment Trust
3.53%, 12/20/29	CAD200	140,878
5.16%, 08/01/30	CAD400	300,573
South Bow Canadian Infrastructure Holdings Ltd., 4.93%, 02/01/35	CAD200	146,850
Stantec Inc., 2.05%, 10/08/27	CAD200	140,964
Sun Life Financial Inc.
2.80%, 11/21/33(b)	CAD300	212,125
3.15%, 11/18/36(b)	CAD250	172,569
5.12%, 05/15/36(b)	CAD200	152,833
5.40%, 05/29/42(b)	CAD100	76,215
5.50%, 07/04/35(b)	CAD200	155,426
Security	Par (000)	Value
Canada (continued)
Suncor Energy Inc.
3.95%, 03/04/51	CAD100	$59,433
5.00%, 04/09/30	CAD188	141,350
TELUS Corp.
3.15%, 02/19/30	CAD100	70,719
3.30%, 05/02/29	CAD300	215,461
3.75%, 03/10/26	CAD150	109,194
3.95%, 02/16/50	CAD300	181,590
4.10%, 04/05/51	CAD200	122,821
4.65%, 08/13/31	CAD200	149,563
4.75%, 01/17/45	CAD100	68,413
4.85%, 04/05/44	CAD100	69,376
4.95%, 03/28/33	CAD200	150,957
5.15%, 11/26/43	CAD100	71,925
5.25%, 11/15/32	CAD200	153,963
5.75%, 09/08/33	CAD300	237,695
5.95%, 09/08/53	CAD500	401,144
Teranet Holdings LP
3.72%, 02/23/29	CAD100	71,882
5.01%, 03/07/35	CAD100	72,693
6.10%, 06/17/41	CAD100	74,831
TMX Group Ltd., 4.97%, 02/16/34	CAD400	306,379
Toronto Hydro Corp.
2.43%, 12/11/29	CAD200	140,378
2.47%, 10/20/31	CAD300	205,932
2.52%, 08/25/26	CAD200	144,473
3.55%, 07/28/45	CAD200	124,714
4.95%, 10/13/52	CAD200	152,606
Toronto-Dominion Bank (The)
1.89%, 03/08/28	CAD800	561,845
1.90%, 09/11/28	CAD400	279,037
1.95%, 04/08/30(a)	EUR516	551,946
2.26%, 01/07/27	CAD500	357,759
2.86%, 04/15/31(a)	EUR500	572,129
3.06%, 01/26/32(a)(b)	CAD200	144,170
3.19%, 02/16/29(a)	EUR700	815,488
3.25%, 02/16/34(a)	EUR300	346,700
3.56%, 04/16/31(a)	EUR900	1,032,375
3.63%, 12/13/29(a)	EUR300	348,130
3.67%, 09/08/31(a)	EUR200	238,717
3.72%, 03/13/30(a)	EUR200	238,831
4.13%, 01/09/33(b)	CAD500	366,160
4.21%, 06/01/27	CAD400	296,076
4.34%, 01/27/26	CAD200	146,523
4.42%, 10/31/35(b)	CAD300	220,420
4.48%, 01/18/28	CAD300	224,440
5.18%, 04/09/34(a)(b)	CAD400	302,891
5.38%, 10/21/27	CAD300	228,519
5.49%, 09/08/28	CAD800	618,606
Series 28, 0.10%, 07/19/27(a)	EUR600	649,683
Toyota Credit Canada Inc.
1.18%, 02/23/26(a)	CAD200	143,297
3.73%, 10/02/29	CAD600	437,755
4.33%, 01/24/28(a)	CAD200	148,858
4.44%, 06/27/29	CAD200	150,070
TransCanada PipeLines Ltd.
2.97%, 06/09/31	CAD300	207,844
3.30%, 07/17/25(a)	CAD300	217,624
3.39%, 03/15/28(a)	CAD150	108,663
3.80%, 04/05/27	CAD400	292,528
4.18%, 07/03/48(a)	CAD200	124,399

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
4.33%, 09/16/47	CAD300	$191,450
4.34%, 10/15/49(a)	CAD200	126,923
4.35%, 06/06/46	CAD250	160,647
4.55%, 11/15/41	CAD100	67,078
5.28%, 07/15/30(a)	CAD300	231,661
5.33%, 05/12/32	CAD200	154,887
Vancouver Airport Authority
1.76%, 09/20/30	CAD200	133,782
2.80%, 09/21/50	CAD150	80,129
Veren Inc.
4.97%, 06/21/29	CAD200	149,611
5.50%, 06/21/34	CAD150	112,466
Videotron Ltd.
3.13%, 01/15/31	CAD200	138,673
5.00%, 07/15/34	CAD200	149,628
Westcoast Energy Inc.
3.77%, 12/08/25	CAD100	72,697
4.79%, 10/28/41	CAD200	140,495
WSP Global Inc.
2.41%, 04/19/28	CAD200	141,223
4.12%, 09/12/29	CAD200	147,532
4.75%, 09/12/34	CAD200	147,460
		92,270,530
China — 0.0%
Bank of China Ltd./Luxembourg, 4.00%, 10/19/26(a)	EUR300	345,528
China Construction Bank Corp. Luxembourg Branch, 3.88%, 11/30/26(a)	EUR200	230,677
Industrial & Commercial Bank of China Ltd., 4.13%, 10/25/26(a)	EUR200	231,032
Prosus NV
1.21%, 01/19/26(a)	EUR100	111,730
1.54%, 08/03/28(a)	EUR600	641,474
1.99%, 07/13/33(a)	EUR500	470,845
		2,031,286
Czech Republic — 0.1%
Ceska sporitelna A/S
0.50%, 09/13/28, (3-mo. EURIBOR + 0.780%)(a)(b)	EUR500	530,462
4.57%, 07/03/31, (3-mo. EURIBOR + 1.800%)(a)(b)	EUR100	118,080
CEZ AS
0.88%, 12/02/26(a)	EUR850	937,272
3.00%, 06/05/28(a)	EUR525	594,835
EP Infrastructure AS
1.70%, 07/30/26(a)	EUR200	221,698
1.82%, 03/02/31(a)	EUR200	197,777
2.05%, 10/09/28(a)	EUR200	212,397
EPH Financing International AS, 5.88%, 11/30/29(a)	EUR200	239,130
Raiffeisenbank AS, 4.96%, 06/05/30, (3-mo. EURIBOR + 1.950%)(a)(b)	EUR300	351,416
		3,403,067
Denmark — 0.3%
AP Moller - Maersk A/S, 4.13%, 03/05/36(a)	EUR300	348,036
Carlsberg Breweries A/S
0.38%, 06/30/27(a)	EUR200	217,303
0.88%, 07/01/29(a)	EUR304	320,212
Carlsberg Breweries AS
3.00%, 08/28/29(a)	EUR400	457,062
Security	Par (000)	Value
Denmark (continued)
3.25%, 02/28/32(a)	EUR300	$340,064
3.50%, 02/28/35(a)	EUR300	338,794
Danfoss Finance II BV, 0.75%, 04/28/31(a)	EUR300	295,116
Danske Bank A/S
0.75%, 11/22/27(a)	EUR200	218,649
3.13%, 06/06/31(a)	EUR200	233,197
3.88%, 01/09/32, (1-year EUR Swap + 1.420%)(a)(b)	EUR200	232,897
4.13%, 01/10/31, (1-year EUR Swap + 1.250%)(a)(b)	EUR583	695,156
Danske Bank AS
3.25%, 01/14/33, (1-year EURIBOR ICE Swap + 0.900%)(a)(b)	EUR100	113,580
3.75%, 11/19/36, (5-year EUR Swap + 1.550%)(a)(b)	EUR125	140,866
DSV Finance BV
0.75%, 07/05/33(a)	EUR200	186,800
0.88%, 09/17/36(a)	EUR100	86,594
DSV Finance BV Co., 1.38%, 03/16/30(a)	EUR300	318,263
ISS Global A/S, 1.50%, 08/31/27(a)	EUR350	386,534
Jyske Bank A/S
4.13%, 09/06/30, (1-year EUR Swap + 1.200%)(a)(b)	EUR200	235,231
5.50%, 11/16/27(a)	EUR550	650,633
Jyske Bank AS
2.88%, 05/05/29, (1-year EUR Swap + 0.700%)(a)(b)	EUR200	227,327
3.63%, 04/29/31, (1-year EURIBOR ICE Swap + 1.270%)(a)(b)	EUR100	114,886
Jyske Realkredit A/S
0.50%, 10/01/26(a)	EUR300	332,709
3.25%, 07/01/30(a)	EUR400	471,312
Landeskreditbank Baden-Wuerttemberg Foerderbank, Series 5614, 0.00%, Series 5614, 01/20/31(a)	EUR100	98,750
Nordea Kredit Realkreditaktieselskab
1.00%, 04/01/26	DKK4,000	602,322
1.00%, 10/01/26	DKK10,500	1,576,126
1.00%, 04/01/27	DKK1,600	238,881
Novo Nordisk Finance Netherlands BV
3.13%, 01/21/29(a)	EUR1,000	1,158,755
3.38%, 05/21/34(a)	EUR350	401,200
Nykredit Realkredit A/S
0.38%, 01/17/28(a)	EUR300	317,459
0.75%, 01/20/27	EUR400	438,241
1.00%, 01/01/28(a)	DKK3,000	444,559
1.00%, 07/01/29(a)	DKK4,000	578,088
1.38%, 07/12/27(a)	EUR300	331,265
2.00%, 01/01/26(a)	DKK2,000	303,665
4.63%, 01/19/29(a)	EUR300	358,177
Series 13H, 1.00%, 07/01/26(a)	DKK15,000	2,254,419
Series 13H, 1.00%, 01/01/27	DKK10,000	1,497,000
Nykredit Realkredit AS
3.38%, 01/10/30(a)	EUR200	227,751
4.00%, 04/24/35, (5-year EUR Swap + 1.650%)(a)(b)	EUR200	226,769
Orsted A/S
1.50%, 11/26/29(a)	EUR780	829,099
2.13%, 05/17/27(a)	GBP500	631,894
2.88%, 06/14/33(a)	EUR700	749,055
5.13%, 09/13/34(a)	GBP300	380,487
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Denmark (continued)
5.75%, 04/09/40(a)	GBP300	$377,875
TDC Net AS, 6.50%, 06/01/31(a)	EUR200	247,785
Vestas Wind Systems Finance BV, 2.00%, 06/15/34(a)	EUR300	296,536
		21,527,379
Finland — 0.3%
Aktia Bank OYJ
3.00%, 10/22/29(a)	EUR200	232,671
3.38%, 05/31/27(a)	EUR200	232,612
Citycon Treasury BV
1.63%, 03/12/28(a)	EUR100	103,581
5.00%, 03/11/30(a)	EUR200	226,293
Danske Kiinnitysluottopankki OYJ
0.00%, 11/24/26(a)	EUR200	219,793
0.00%, 01/14/28(a)	EUR200	213,355
2.13%, 09/16/25(a)	EUR200	226,550
3.13%, 01/12/27(a)	EUR300	346,198
Fortum OYJ, 4.50%, 05/26/33(a)	EUR550	666,182
Kuntarahoitus OYJ
0.00%, 03/02/31(a)	EUR900	883,966
0.05%, 09/10/35(a)	EUR250	210,359
0.63%, 11/26/26(a)	EUR300	332,969
0.75%, 09/07/27(a)	EUR250	275,190
1.25%, 02/23/33(a)	EUR200	203,010
3.00%, 09/25/28(a)	EUR600	697,204
Neste OYJ
3.88%, 03/16/29(a)	EUR300	349,649
3.88%, 05/21/31(a)	EUR350	400,565
Nokia OYJ, 3.13%, 05/15/28(a)	EUR500	571,539
Nordea Bank Abp
0.38%, 05/28/26(a)	EUR540	599,399
0.50%, 05/14/27(a)	EUR750	817,522
0.50%, 11/02/28(a)	EUR500	523,801
1.13%, 09/27/27(a)	EUR200	219,135
1.63%, 12/09/32, (5-year UK Government Bond +1.300%)(a)(b)	GBP200	244,931
2.88%, 08/24/32(a)	EUR200	219,435
3.00%, 10/28/31(a)	EUR500	560,143
3.63%, 03/15/34(a)	EUR300	342,251
4.75%, 02/25/29, (1-year UK Government Bond + 0.850%)(a)(b)	GBP100	133,498
Nordea Kiinnitysluottopankki OYJ
0.63%, 03/17/27(a)	EUR700	772,521
1.00%, 03/30/29(a)	EUR600	646,911
1.38%, 02/28/33(a)	EUR100	102,451
2.38%, 04/04/28(a)	EUR300	342,352
3.00%, 02/20/30(a)	EUR600	697,062
3.00%, 01/31/31(a)	EUR600	695,322
3.00%, 04/12/34(a)	EUR900	1,034,010
OP Corporate Bank PLC
0.63%, 07/27/27(a)	EUR500	543,187
2.88%, 11/27/29(a)	EUR200	227,552
3.63%, 01/28/35, (5-year EURIBOR ICE Swap + 1.350%)(a)(b)	EUR100	113,253
4.00%, 06/13/28(a)	EUR400	472,631
OP Mortgage Bank
0.00%, 11/19/30(a)	EUR500	492,485
0.63%, 09/01/25(a)	EUR490	552,249
0.63%, 02/15/29(a)	EUR700	743,897
2.50%, 10/03/29(a)	EUR1,000	1,137,168
3.00%, 07/17/31(a)	EUR200	231,230
Security	Par (000)	Value
Finland (continued)
Sampo OYJ
2.25%, 09/27/30(a)	EUR350	$389,104
2.50%, 09/03/52, (3-mo. EURIBOR + 3.600%)(a)(b)	EUR200	203,925
3.38%, 05/23/49, (3-mo. EURIBOR + 4.050%)(a)(b)	EUR110	123,099
SATO OYJ, 1.38%, 02/24/28(a)	EUR100	108,180
SP-Kiinnitysluottopankki OYJ, 3.13%, 11/01/27	EUR300	347,193
Stora Enso OYJ, 2.50%, 03/21/28(a)	EUR200	224,120
Teollisuuden Voima OYJ, 2.63%, 03/31/27(a)	EUR594	672,023
Tornator OYJ, 3.75%, 10/17/31(a)	EUR100	114,594
UPM-Kymmene OYJ, 2.25%, 05/23/29(a)	EUR300	332,763
		21,371,083
France — 2.9%
Aeroports de Paris SA
2.13%, 10/11/38(a)	EUR200	189,759
2.75%, 06/05/28(a)	EUR700	797,248
2.75%, 04/02/30(a)	EUR1,000	1,120,748
Air Liquide Finance SA
0.63%, 06/20/30(a)	EUR700	714,150
2.88%, 09/16/32(a)	EUR200	225,489
3.50%, 03/21/35(a)	EUR100	116,147
Airbus SE
0.88%, 05/13/26(a)	EUR200	223,054
1.38%, 05/13/31(a)	EUR200	208,645
1.63%, 06/09/30(a)	EUR200	215,641
2.00%, 04/07/28(a)	EUR300	336,838
2.38%, 04/07/32(a)	EUR380	415,449
2.38%, 06/09/40(a)	EUR300	284,077
Alstom SA, 0.00%, 01/11/29(a)	EUR500	506,501
Altarea SCA
1.75%, 01/16/30(a)	EUR200	198,866
1.88%, 01/17/28(a)	EUR100	107,615
APRR SA
1.25%, 01/06/27(a)	EUR500	558,002
1.25%, 01/14/27(a)	EUR100	111,442
1.63%, 01/13/32(a)	EUR300	312,030
1.88%, 01/03/29(a)	EUR200	220,732
3.13%, 01/06/34(a)	EUR300	334,009
Arkea Home Loans SFH SA
0.00%, 10/04/30(a)	EUR200	196,686
0.75%, 10/05/27(a)	EUR200	218,690
3.00%, 03/30/27(a)	EUR300	345,147
3.25%, 08/01/33(a)	EUR400	462,381
Arkea Public Sector SCF SA
0.13%, 01/15/30(a)	EUR400	404,421
3.25%, 01/10/31(a)	EUR900	1,049,054
Arkema SA
0.75%, 12/03/29(a)	EUR300	311,496
1.50%, 04/20/27(a)	EUR500	555,620
4.80%, , (5-year EURIBOR ICE Swap + 2.035%)(a)(b)(c)	EUR100	115,817
Arval Service Lease SA/France, 4.75%, 05/22/27(a)	EUR300	353,156
Autoroutes du Sud de la France SA
1.38%, 06/27/28(a)	EUR300	328,475
1.38%, 02/21/31(a)	EUR600	622,901
2.75%, 09/02/32(a)	EUR600	661,690
2.75%, 09/02/32(a)	EUR200	220,563
AXA Home Loan SFH SA, 0.00%, 10/16/29(a)	EUR300	303,827

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
AXA SA
1.38%, 10/07/41, (3-mo. EURIBOR + 2.400%)(a)(b)	EUR200	$197,945
3.25%, 05/28/49, (3-mo. EURIBOR + 3.200%)(a)(b)	EUR550	618,104
3.38%, 05/31/34(a)	EUR200	228,468
3.75%, 10/12/30(a)	EUR500	589,312
4.25%, 03/10/43, (3-mo. EURIBOR + 3.600%)(a)(b)	EUR300	343,088
5.50%, 07/11/43, (3-mo. EURIBOR + 3.600%)(a)(b)	EUR300	369,569
Ayvens SA
1.25%, 03/02/26(a)	EUR400	449,084
3.25%, 02/19/30(a)	EUR100	113,690
3.88%, 01/24/28(a)	EUR500	581,875
4.00%, 01/24/31(a)	EUR200	234,109
4.88%, 10/06/28(a)	EUR200	240,271
Banque Federative du Credit Mutuel SA
0.00%, 05/11/26(a)	EUR600	663,789
0.10%, 10/08/27(a)	EUR400	426,704
0.25%, 06/29/28(a)	EUR700	734,469
0.63%, 11/03/28(a)	EUR500	523,811
0.63%, 02/21/31(a)	EUR800	772,819
0.75%, 06/08/26(a)	EUR500	556,636
0.75%, 01/17/30(a)	EUR700	708,749
1.50%, 10/07/26(a)	GBP100	127,345
1.63%, 01/19/26(a)	EUR200	225,504
1.63%, 11/15/27(a)	EUR500	547,178
1.75%, 03/15/29(a)	EUR300	324,358
1.88%, 11/04/26(a)	EUR100	111,891
1.88%, 06/18/29(a)	EUR500	531,716
2.63%, 11/06/29(a)	EUR700	777,682
3.25%, 10/17/31(a)	EUR200	226,830
3.50%, 05/15/31(a)	EUR300	347,026
3.63%, 09/14/32(a)	EUR600	690,727
3.63%, 03/07/35(a)	EUR400	443,459
3.75%, 02/03/34(a)	EUR200	230,007
3.88%, 06/16/32, (5-year EUR Swap + 2.200%)(a)(b)	EUR300	343,474
4.00%, 01/15/35, (5-year EURIBOR ICE Swap + 1.750%)(a)(b)	EUR300	341,060
4.38%, 05/02/30(a)	EUR300	355,664
4.38%, 01/11/34(a)	EUR100	114,648
4.75%, 11/10/31(a)	EUR100	120,907
5.00%, 10/22/29(a)	GBP400	535,325
BNP Paribas Home Loan SFH SA, 3.00%, 01/31/30(a)	EUR900	1,041,702
BNP Paribas SA
0.50%, 02/19/28, (3-mo. EURIBOR + 0.730%)(a)(b)	EUR800	871,420
0.50%, 01/19/30, (3-mo. EURIBOR + 0.830%)(a)(b)	EUR700	721,869
0.63%, 12/03/32(a)	EUR700	638,596
0.88%, 08/31/33, (5-year EUR Swap + 1.170%)(a)(b)	EUR500	520,196
1.13%, 04/17/29, (3-mo. EURIBOR + 1.350%)(a)(b)	EUR700	752,905
1.13%, 01/15/32, (5-year EUR Swap + 1.200%)(a)(b)	EUR500	545,808
1.25%, 07/13/31(a)	GBP600	631,208
1.38%, 05/28/29(a)	EUR800	848,461
Security	Par (000)	Value
France (continued)
1.88%, 12/14/27(a)	GBP600	$742,498
2.00%, 09/13/36(a)	GBP400	367,944
2.54%, 07/13/29(b)	CAD200	140,174
2.75%, 01/27/26(a)	EUR200	226,564
2.88%, 10/01/26(a)	EUR480	545,069
3.58%, 01/15/31, (3-mo. EURIBOR + 1.200%)(a)(b)	EUR400	457,497
3.63%, 09/01/29(a)	EUR700	811,068
3.95%, 02/18/37, (5-year EUR Swap + 1.650%)(a)(b)	EUR100	111,356
4.10%, 02/13/34(a)	EUR300	347,377
4.13%, 09/26/32, (3-mo. EURIBOR + 0.950%)(a)(b)	EUR300	358,813
4.13%, 05/24/33(a)	EUR500	600,477
4.16%, 08/28/34, (5-year EURIBOR ICE Swap + 1.700%)(a)(b)	EUR300	345,352
4.75%, 11/13/32, (3-mo. EURIBOR + 1.600%)(a)(b)	EUR300	361,538
Bouygues SA
1.38%, 06/07/27(a)	EUR600	666,590
3.25%, 06/30/37(a)	EUR500	547,393
3.88%, 07/17/31(a)	EUR200	236,513
4.63%, 06/07/32(a)	EUR400	493,014
5.38%, 06/30/42(a)	EUR100	128,889
BPCE SA
0.25%, 01/14/31(a)	EUR1,000	965,297
0.50%, 02/24/27(a)	EUR800	872,391
0.50%, 01/14/28, (3-mo. EURIBOR + 0.600%)(a)(b)	EUR600	655,958
1.00%, 01/14/32(a)	EUR700	671,742
1.63%, 03/02/29, (3-mo. EURIBOR + 1.100%)(a)(b)	EUR600	656,447
1.75%, 02/02/34, (5-year EUR Swap + 1.570%)(a)(b)	EUR400	422,083
3.88%, 01/11/29(a)	EUR100	116,449
3.88%, 01/25/36(a)	EUR400	462,020
3.88%, 02/26/36, (3-mo. EURIBOR + 1.450%)(a)(b)	EUR300	335,309
4.00%, 01/20/34, (3-mo. EURIBOR + 1.470%)(a)(b)	EUR300	342,513
4.50%, 01/13/33(a)	EUR500	594,814
4.63%, 03/02/30, (3-mo. EURIBOR + 1.600%)(a)(b)	EUR400	477,383
5.13%, 01/25/35, (5-year EUR Swap + 2.500%)(a)(b)	EUR500	595,766
5.25%, 04/16/29(a)	GBP600	795,019
5.38%, 10/22/31, (1-year GBP Swap + 1.456%)(a)(b)	GBP200	266,812
BPCE SFH SA
0.00%, 11/10/27(a)	EUR200	214,578
0.00%, 03/23/28(a)	EUR100	106,254
0.00%, 05/27/30(a)	EUR500	497,985
0.00%, 03/18/31(a)	EUR300	290,303
0.13%, 12/03/30(a)	EUR900	888,509
0.38%, 03/18/41(a)	EUR200	144,335
0.50%, 01/23/35(a)	EUR400	356,058
0.63%, 09/22/27(a)	EUR400	437,039
0.63%, 05/29/31(a)	EUR400	400,164
0.75%, 09/02/25(a)	EUR500	563,673
0.75%, 02/23/29(a)	EUR600	638,918
0.88%, 04/13/28(a)	EUR700	761,395
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
1.00%, 06/08/29(a)	EUR200	$213,679
1.13%, 04/12/30(a)	EUR600	634,507
2.75%, 02/12/30(a)	EUR400	457,556
3.00%, 10/17/29(a)	EUR600	693,345
3.13%, 01/24/28(a)	EUR700	811,756
3.13%, 05/22/34(a)	EUR300	344,442
3.25%, 04/12/28(a)	EUR500	582,028
3.38%, 06/27/33(a)	EUR300	350,894
Bureau Veritas SA, 3.50%, 05/22/36(a)	EUR300	337,752
Caisse de Refinancement de l'Habitat SA
0.00%, 02/07/28(a)	EUR400	426,142
0.00%, 10/08/29(a)	EUR500	508,323
0.13%, 04/30/27(a)	EUR300	326,739
2.75%, 02/20/32(a)	EUR100	113,165
3.00%, 01/12/34(a)	EUR900	1,018,461
3.13%, 02/23/33(a)	EUR500	574,208
3.38%, 06/28/32(a)	EUR400	469,235
Caisse Nationale de Reassurance Mutuelle Agricole Groupama
3.38%, 09/24/28(a)	EUR300	339,403
6.00%, 01/23/27	EUR400	474,732
Capgemini SE
0.63%, 06/23/25(a)	EUR300	339,016
1.13%, 06/23/30(a)	EUR200	207,025
2.00%, 04/15/29(a)	EUR400	440,293
2.38%, 04/15/32(a)	EUR200	213,831
Carmila SA, 1.63%, 04/01/29(a)	EUR300	317,884
Carrefour SA
1.00%, 05/17/27(a)	EUR600	658,738
1.75%, 05/04/26(a)	EUR200	224,675
2.38%, 10/30/29(a)	EUR500	554,895
3.63%, 10/17/32(a)	EUR200	228,298
CCF SFH SACA
0.75%, 03/22/27(a)	EUR200	220,574
2.50%, 06/28/28(a)	EUR300	340,812
Cie de Financement Foncier SA
2.63%, 03/05/30(a)	EUR300	341,453
3.00%, 03/05/35(a)	EUR100	112,625
3.13%, 06/06/30(a)	EUR500	580,907
3.63%, 01/16/29(a)	EUR500	590,757
Cie de Saint-Gobain SA
1.88%, 03/15/31(a)	EUR100	105,935
3.38%, 04/08/30(a)	EUR500	576,049
3.63%, 04/08/34(a)	EUR400	459,133
Cie Generale des Etablissements Michelin SCA, 1.75%, 05/28/27(a)	EUR100	111,868
Cie. de Financement Foncier SA
0.00%, 04/16/29(a)	EUR700	720,511
0.00%, 09/25/30(a)	EUR400	394,015
0.00%, 10/29/35(a)	EUR200	163,563
0.23%, 09/14/26(a)	EUR500	552,531
0.75%, 05/29/26(a)	EUR500	558,641
0.75%, 01/11/28(a)	EUR200	217,593
0.88%, 09/11/28(a)	EUR500	539,491
1.25%, 11/15/32(a)	EUR400	401,882
2.38%, 03/15/30(a)	EUR200	224,627
3.38%, 09/16/31(a)	EUR1,100	1,287,419
4.00%, 10/24/25(a)	EUR600	685,412
Cie. de Saint-Gobain SA
1.88%, 03/15/31(a)	EUR400	423,739
2.13%, 06/10/28(a)	EUR600	669,759
Security	Par (000)	Value
France (continued)
4.63%, 10/09/29(a)	GBP200	$268,041
Cie. Generale des Etablissements Michelin SCA
1.75%, 05/28/27(a)	EUR100	111,868
1.75%, 09/03/30(a)	EUR400	427,997
2.50%, 09/03/38(a)	EUR300	295,349
CNP Assurances SACA
2.50%, 06/30/51, (3-mo. EURIBOR + 3.650%)(a)(b)	EUR800	839,265
2.75%, 02/05/29	EUR800	891,863
Coentreprise de Transport d'Electricite SA, 1.50%, 07/29/28(a)	EUR700	764,228
Covivio Hotels SACA, 4.13%, 05/23/33(a)	EUR300	347,330
Covivio SA/France
1.50%, 06/21/27(a)	EUR300	333,389
4.63%, 06/05/32(a)	EUR100	119,908
Credit Agricole Assurances SA
2.00%, 07/17/30(a)	EUR300	312,893
4.50%, 12/17/34(a)	EUR200	230,523
4.75%, 09/27/48, (5-year EUR Swap + 5.350%)(a)(b)	EUR300	351,213
5.88%, 10/25/33(a)	EUR100	125,630
Credit Agricole Home Loan SFH SA
0.00%, 04/12/28(a)	EUR500	529,902
0.00%, 11/03/31(a)	EUR800	759,367
0.05%, 12/06/29(a)	EUR700	709,913
0.38%, 02/01/33(a)	EUR700	653,716
0.75%, 05/05/27(a)	EUR1,100	1,212,503
0.88%, 08/31/27(a)	EUR400	439,859
0.88%, 05/06/34	EUR200	188,399
1.38%, 02/03/32(a)	EUR200	207,219
1.50%, 02/03/37(a)	EUR500	470,377
1.50%, 09/28/38(a)	EUR300	273,818
1.63%, 05/31/30	EUR200	216,827
2.13%, 01/07/30(a)	EUR300	333,975
3.13%, 10/18/30(a)	EUR200	232,737
3.25%, 09/28/32(a)	EUR600	697,870
3.25%, 06/08/33(a)	EUR200	231,780
Credit Agricole Public Sector SCF SA
0.00%, 09/13/28	EUR200	209,709
0.63%, 03/29/29	EUR300	317,845
0.88%, 08/02/27	EUR100	110,090
3.00%, 06/14/30(a)	EUR200	231,595
Credit Agricole SA
0.63%, 01/12/28, (3-mo. EURIBOR + 0.600%)(a)(b)	EUR400	437,779
0.88%, 01/14/32(a)	EUR200	191,963
1.00%, 07/03/29(a)	EUR500	527,060
1.13%, 02/24/29(a)	EUR400	427,883
1.13%, 07/12/32(a)	EUR300	288,344
2.00%, 03/25/29(a)	EUR400	434,397
2.50%, 04/22/34(a)	EUR200	206,039
2.63%, 03/17/27(a)	EUR700	790,532
3.13%, 01/26/29, (3-mo. EURIBOR + 0.850%)(a)(b)	EUR900	1,028,276
3.13%, 02/26/32(a)	EUR200	225,468
3.50%, 09/26/34(a)	EUR300	331,692
3.75%, 01/22/34(a)	EUR500	578,035
3.88%, 04/20/31(a)	EUR400	472,149
4.00%, 01/18/33(a)	EUR400	473,058
4.13%, 03/07/30(a)	EUR500	595,162

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
4.13%, 03/18/35, (5-year EURIBOR ICE Swap + 1.650%)(a)(b)	EUR200	$229,507
4.38%, 04/15/36, (5-year EURIBOR ICE Swap + 1.700%)(a)(b)	EUR300	346,828
5.41%, 01/18/29(a)	AUD300	197,947
5.50%, 07/31/32, (1-year UK Government Bond + 1.200%)(a)(b)	GBP200	269,047
6.38%, 06/14/31, (1-year UK Government Bond + 2.180%)(a)(b)	GBP300	419,746
Series 2, 0.84%, 06/09/27(a)	JPY100,000	690,285
Credit Agricole SA/London, 1.38%, 05/03/27(a)	EUR900	997,295
Credit Mutuel Arkea SA
0.75%, 01/18/30(a)	EUR400	409,806
1.13%, 05/23/29(a)	EUR300	317,424
1.25%, 06/11/29, (3-mo. EURIBOR + 1.500%)(a)(b)	EUR300	323,085
3.38%, 09/19/27(a)	EUR600	692,259
3.38%, 03/11/31(a)	EUR200	222,978
3.63%, 10/03/33(a)	EUR300	344,952
4.25%, 12/01/32(a)	EUR300	355,999
Credit Mutuel Home Loan SFH SA
0.00%, 07/20/28(a)	EUR900	946,486
0.00%, 05/06/31(a)	EUR500	482,092
0.13%, 01/28/30(a)	EUR400	404,240
0.63%, 03/04/27(a)	EUR400	441,535
0.75%, 09/15/27(a)	EUR400	438,243
1.00%, 04/30/28(a)	EUR300	326,869
1.00%, 01/30/29(a)	EUR400	430,453
2.75%, 12/08/27(a)	EUR400	458,712
3.00%, 11/28/30(a)	EUR800	922,544
Crelan Home Loan SCF, 1.38%, 04/18/33(a)	EUR300	301,425
Danone SA
0.00%, 12/01/25(a)	EUR700	781,712
3.07%, 09/07/32(a)	EUR300	338,601
3.44%, 04/07/33(a)	EUR100	114,299
3.47%, 05/22/31(a)	EUR700	814,012
Dassault Systemes SE, 0.13%, 09/16/26(a)	EUR600	656,101
Dexia SA
0.00%, 01/21/28(a)	EUR300	320,423
2.75%, 01/18/29(a)	EUR500	572,196
3.13%, 06/01/28(a)	EUR800	928,450
4.13%, 07/22/27(a)	GBP200	266,333
Edenred SE
1.38%, 06/18/29(a)	EUR100	107,522
3.63%, 08/05/32(a)	EUR300	338,555
Electricite de France SA
1.00%, 11/29/33(a)	EUR300	276,215
2.00%, 12/09/49(a)	EUR300	210,519
4.38%, 10/12/29(a)	EUR700	839,974
4.50%, 11/12/40(a)	EUR400	466,954
4.63%, 04/26/30(a)	EUR900	1,094,977
4.75%, 10/12/34(a)	EUR600	737,765
4.75%, 06/17/44(a)	EUR300	342,579
5.13%, 09/22/50(a)	GBP400	429,383
5.23%, 02/06/55	CAD200	137,985
5.50%, 01/25/35(a)	GBP300	386,382
5.50%, 03/27/37(a)	GBP200	251,841
5.50%, 10/17/41(a)	GBP300	357,276
5.63%, 01/25/53(a)	GBP200	224,875
5.88%, 07/18/31	GBP624	858,703
6.13%, 06/02/34(a)	GBP400	547,467
Security	Par (000)	Value
France (continued)
Series MPLE, 5.38%, Series MPLE, 05/17/34	CAD200	$152,233
Elis SA
1.63%, 04/03/28(a)	EUR100	109,232
2.88%, 02/15/26(a)	EUR100	113,435
4.13%, 05/24/27(a)	EUR100	115,897
Engie SA
1.25%, 10/24/41(a)	EUR200	147,249
1.25%, 10/24/41(a)	EUR100	73,624
1.38%, 06/22/28(a)	EUR500	547,420
1.38%, 02/28/29(a)	EUR600	645,484
1.38%, 06/21/39(a)	EUR200	161,679
1.38%, 06/21/39(a)	EUR100	80,840
1.50%, 03/13/35(a)	EUR300	280,947
1.50%, (5-year EUR Swap + 1.884%)(a)(b)(c)	EUR300	315,341
3.50%, 09/27/29(a)	EUR500	580,791
3.63%, 01/11/30(a)	EUR400	466,366
3.88%, 01/06/31(a)	EUR400	467,872
4.25%, 09/06/34(a)	EUR600	712,820
4.25%, 01/11/43(a)	EUR200	226,042
4.50%, 09/06/42(a)	EUR300	350,754
5.00%, 10/01/60(a)	GBP250	269,518
5.13%, (5-year EURIBOR ICE Swap + 2.367%)(a)(b)(c)	EUR300	347,528
5.63%, 04/03/53(a)	GBP300	358,081
5.95%, 03/16/2111(a)	EUR50	71,560
7.00%, 10/30/28	GBP150	215,352
EssilorLuxottica SA
0.38%, 01/05/26(a)	EUR300	335,080
0.38%, 11/27/27(a)	EUR800	859,736
0.75%, 11/27/31(a)	EUR400	393,471
Gecina SA
0.88%, 01/25/33(a)	EUR100	94,180
0.88%, 06/30/36(a)	EUR300	253,699
1.00%, 01/30/29(a)	EUR100	105,822
1.38%, 06/30/27(a)	EUR400	444,671
1.38%, 01/26/28(a)	EUR300	328,708
1.63%, 05/29/34(a)	EUR200	195,880
GELF Bond Issuer I SA, 1.13%, 07/18/29(a)	EUR200	209,951
Groupe des Assurances du Credit Mutuel SADIR
1.85%, 04/21/42, (3-mo. EURIBOR + 2.650%)(a)(b)	EUR300	293,618
3.75%, 04/30/29(a)	EUR500	577,208
5.00%, 10/30/44, (3-mo. EURIBOR + 3.250%)(a)(b)	EUR100	117,141
Holding d'Infrastructures de Transport SASU
1.63%, 09/18/29(a)	EUR500	532,842
3.38%, 04/21/29(a)	EUR100	114,999
ICADE
0.63%, 01/18/31(a)	EUR200	191,331
1.00%, 01/19/30(a)	EUR300	304,084
1.13%, 11/17/25(a)	EUR200	224,042
Ile-de-France Mobilites
0.20%, 11/16/35(a)	EUR200	164,247
0.68%, 11/24/36(a)	EUR200	167,131
Ile-De-France Mobilites, 1.00%, 05/25/34(a)	EUR300	280,576
Imerys SA, 1.50%, 01/15/27(a)	EUR600	666,667
Indigo Group SAS, 1.63%, 04/19/28(a)	EUR200	218,900
In'li SA, 1.13%, 07/02/29(a)	EUR200	210,825
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
ITM Entreprises SASU, Series 0, 4.13%, Series 0, 01/29/30(a)	EUR100	$114,599
JCDecaux SE
1.63%, 02/07/30(a)	EUR200	210,254
5.00%, 01/11/29(a)	EUR500	599,731
Kering SA
0.75%, 05/13/28(a)	EUR500	532,925
3.38%, 02/27/33(a)	EUR200	220,208
3.63%, 09/05/31(a)	EUR400	457,366
3.63%, 11/21/34(a)	EUR300	331,923
3.88%, 09/05/35(a)	EUR500	558,794
Klepierre SA
0.63%, 07/01/30(a)	EUR500	501,604
0.88%, 02/17/31(a)	EUR300	299,140
2.00%, 05/12/29(a)	EUR400	440,273
La Banque Postale Home Loan SFH SA
0.00%, 10/22/29(a)	EUR300	303,885
0.63%, 06/23/27(a)	EUR250	274,374
1.00%, 10/04/28(a)	EUR200	216,730
1.63%, 05/12/30(a)	EUR700	757,323
2.75%, 10/30/30(a)	EUR400	455,699
3.13%, 02/19/29(a)	EUR400	464,031
La Banque Postale SA
0.75%, 06/23/31(a)	EUR400	387,704
2.00%, 07/13/28(a)	EUR400	439,833
4.00%, 05/03/28(a)	EUR700	827,293
5.50%, 03/05/34, (5-year EUR Swap + 2.850%)(a)(b)	EUR500	601,997
5.63%, 09/21/28, (1-year UK Government Bond + 2.600%)(a)(b)	GBP400	537,890
La Francaise des Jeux SACA
3.00%, 11/21/30(a)	EUR100	112,005
3.38%, 11/21/33(a)	EUR100	111,131
3.63%, 11/21/36(a)	EUR100	109,824
La Mondiale SAM, 2.13%, 06/23/31(a)	EUR100	104,335
La Poste SA
0.38%, 09/17/27(a)	EUR700	758,086
1.00%, 09/17/34(a)	EUR600	549,560
1.38%, 04/21/32(a)	EUR1,000	1,010,559
Legrand SA
0.63%, 06/24/28(a)	EUR300	321,668
1.00%, 03/06/26(a)	EUR300	336,052
3.50%, 06/26/34(a)	EUR300	343,372
3.63%, 03/19/35(a)	EUR100	114,393
L'Oreal SA
0.88%, 06/29/26(a)	EUR500	556,485
2.88%, 11/06/31(a)	EUR300	342,274
LVMH Moet Hennessy Louis Vuitton SE
0.13%, 02/11/28(a)	EUR500	531,260
0.13%, 02/11/28(a)	EUR300	318,756
1.13%, 02/11/27(a)	GBP600	758,726
3.13%, 11/07/32(a)	EUR300	340,124
3.50%, 09/07/33(a)	EUR700	808,837
MMB SCF SACA, 0.00%, 09/20/31(a)	EUR400	379,308
MMS USA Holdings Inc., 1.75%, 06/13/31(a)	EUR300	314,308
Mutuelle Assurance Des Commercants et Industriels de France et Des Cadres et Sal, 2.13%, 06/21/52, (3-mo. EURIBOR + 3.449%)(a)(b)	EUR300	290,262
Nerval SAS Co., 2.88%, 04/14/32(a)	EUR200	213,493
Security	Par (000)	Value
France (continued)
Orange SA
0.88%, 02/03/27(a)	EUR600	$662,670
1.38%, 03/20/28(a)	EUR700	771,486
1.38%, 09/04/49(a)	EUR300	223,806
1.50%, 09/09/27(a)	EUR200	222,346
1.75%, (5-year EUR Swap + 2.100%)(a)(b)(c)	EUR300	320,367
3.25%, 01/15/32(a)	GBP100	120,470
4.50%, (5-year EURIBOR ICE Swap + 2.029%)(a)(b)(c)	EUR200	231,361
5.00%, (5-year EUR Swap + 3.990%)(a)(b)(c)	EUR400	463,336
5.38%, 11/22/50(a)	GBP150	184,748
5.38%, (5-year EUR Swap + 2.659%)(a)(b)(c)	EUR400	478,578
5.63%, 01/23/34	GBP291	398,587
8.13%, 01/28/33	EUR795	1,208,973
Orano SA, 2.75%, 03/08/28(a)	EUR800	901,564
Pernod Ricard SA
0.50%, 10/24/27(a)	EUR400	432,189
1.38%, 04/07/29(a)	EUR500	534,624
1.75%, 04/08/30(a)	EUR300	321,080
3.25%, 03/03/32(a)	EUR200	223,125
3.75%, 09/15/33(a)	EUR500	570,024
Praemia Healthcare SACA, 0.88%, 11/04/29(a)	EUR300	307,391
RCI Banque SA
1.13%, 01/15/27(a)	EUR700	773,454
3.38%, 07/26/29(a)	EUR100	113,926
3.75%, 10/04/27(a)	EUR550	634,391
3.88%, 09/30/30(a)	EUR100	115,175
4.13%, 04/04/31(a)	EUR300	346,894
4.88%, 10/02/29(a)	EUR200	241,019
Regie Autonome des Transports Parisiens EPIC, 0.88%, 05/25/27(a)	EUR400	442,010
Roquette Freres SA, 3.77%, 11/25/31(a)	EUR200	224,694
RTE Reseau de Transport d'Electricite SADIR
0.00%, 09/09/27(a)	EUR600	640,246
0.75%, 01/12/34(a)	EUR500	455,608
1.13%, 09/09/49(a)	EUR200	125,866
1.13%, 09/09/49(a)	EUR300	188,799
2.13%, 09/27/38(a)	EUR200	192,554
3.50%, 12/07/31(a)	EUR800	927,780
Sanofi SA, 2.75%, 03/11/31(a)	EUR200	225,677
Schneider Electric SE, 3.00%, 09/03/30(a)	EUR500	573,470
SCOR SE, 3.00%, 06/08/46, (10-year EUR Swap + 3.250%)(a)(b)	EUR300	338,571
SNCF Reseau
0.75%, 05/25/36(a)	EUR700	596,609
0.88%, 01/22/29(a)	EUR400	428,045
1.00%, 11/09/31(a)	EUR900	905,377
1.13%, 05/19/27(a)	EUR400	444,042
1.13%, 05/25/30(a)	EUR800	840,047
1.88%, 03/30/34(a)	EUR300	302,844
2.25%, 12/20/47(a)	EUR600	499,462
4.25%, 10/07/26(a)	EUR500	583,728
4.83%, 03/25/60	GBP160	180,693
5.25%, 12/07/28(a)	GBP150	207,024
Societe Fonciere Lyonnaise SA, 1.50%, 06/05/27(a)	EUR100	111,394
Societe Generale SA
0.13%, 02/24/26(a)	EUR600	668,439
0.50%, 06/12/29, (3-mo. EURIBOR + 0.950%)(a)(b)	EUR800	837,249

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
0.63%, 12/02/27, (3-mo. EURIBOR + 0.800%)(a)(b)	EUR400	$437,927
0.75%, 01/25/27(a)	EUR900	986,278
0.88%, 07/01/26(a)	EUR100	111,118
1.25%, 06/12/30(a)	EUR700	714,413
2.13%, 09/27/28(a)	EUR700	771,540
3.63%, 11/13/30, (3-mo. EURIBOR + 1.350%)(a)(b)	EUR400	456,456
3.75%, 05/17/35, (5-year EURIBOR ICE Swap + 1.650%)(a)(b)	EUR100	111,442
4.25%, 12/06/30, (3-mo. EURIBOR + 1.800%)(a)(b)	EUR600	701,956
5.63%, 06/02/33(a)	EUR300	368,305
5.75%, 01/22/32, (1-year UK Government Bond + 2.050%)(a)(b)	GBP400	534,965
Societe Generale SFH SA
0.00%, 02/11/30(a)	EUR600	602,477
0.00%, 02/05/31(a)	EUR100	97,193
0.75%, 10/18/27(a)	EUR400	437,494
0.75%, 01/19/28(a)	EUR500	544,224
1.38%, 05/05/28(a)	EUR600	661,320
1.75%, 05/05/34(a)	EUR300	306,046
3.13%, 02/24/32(a)	EUR600	691,951
3.13%, 02/01/36(a)	EUR350	395,416
Societe Nationale SNCF SACA, 1.50%, 02/02/29(a)	EUR300	327,842
Sodexo SA
1.00%, 07/17/28(a)	EUR400	430,945
2.50%, 06/24/26(a)	EUR150	170,104
Sogecap SA
5.00%, 04/03/45, (3-mo. EURIBOR + 3.700%)(a)(b)	EUR100	113,656
6.50%, 05/16/44, (3-mo. EURIBOR + 4.400%)(a)(b)	EUR200	253,304
Suez SACA
1.88%, 05/24/27(a)	EUR100	111,573
2.88%, 05/24/34(a)	EUR200	211,544
4.63%, 11/03/28(a)	EUR200	239,058
5.00%, 11/03/32(a)	EUR300	370,410
6.63%, 10/05/43(a)	GBP200	272,608
TDF Infrastructure SASU
2.50%, 04/07/26(a)	EUR200	226,384
4.13%, 10/23/31(a)	EUR200	227,100
Technip Energies NV, 1.13%, 05/28/28(a)	EUR300	324,277
Teleperformance SE
3.75%, 06/24/29(a)	EUR300	342,947
5.25%, 11/22/28(a)	EUR300	360,762
Terega SA, 4.00%, 09/17/34(a)	EUR100	114,203
Terega SASU, 0.63%, 02/27/28(a)	EUR200	212,275
Thales SA
0.25%, 01/29/27(a)	EUR300	326,859
4.25%, 10/18/31(a)	EUR600	724,391
Tikehau Capital SCA, 6.63%, 03/14/30(a)	EUR300	379,035
TotalEnergies Capital International SA
0.75%, 07/12/28(a)	EUR800	856,932
1.38%, 10/04/29(a)	EUR300	321,232
1.41%, 09/03/31(a)	GBP200	223,800
1.66%, 07/22/26(a)	GBP400	516,276
1.99%, 04/08/32(a)	EUR800	843,773
3.85%, 03/03/45(a)	EUR300	323,824
Security	Par (000)	Value
France (continued)
TotalEnergies SE
1.63%, (5-year EUR Swap + 1.993%)(a)(b)(c)	EUR500	$537,171
2.00%, (5-year EUR Swap + 2.404%)(a)(b)(c)	EUR700	714,771
3.25%, (5-year EUR Swap + 2.943%)(a)(b)(c)	EUR400	387,135
3.37%, (5-year EUR Swap + 3.350%)(a)(b)(c)	EUR340	384,690
4.50%, , (5-year EUR Swap + 2.402%)(a)(b)(c)	EUR300	334,406
Unibail-Rodamco-Westfield SE
0.88%, 03/29/32(a)	EUR200	191,330
1.38%, 12/04/31(a)	EUR200	197,453
1.50%, 02/22/28(a)	EUR550	605,580
1.75%, 02/27/34(a)	EUR300	283,749
2.00%, 06/29/32(a)	EUR400	407,067
2.25%, 05/14/38(a)	EUR200	184,588
2.50%, 06/04/26(a)	EUR500	567,168
2.63%, 04/09/30(a)	EUR200	223,519
2.88%, (5-year EUR Swap + 2.109%)(a)(b)(c)	EUR200	224,176
3.88%, 09/11/34(a)	EUR200	224,047
4.88%, , (5-year EUR Swap + 2.505%)(a)(b)(c)	EUR200	222,913
Veolia Environnement SA
1.25%, 05/19/28(a)	EUR600	654,649
1.25%, 05/19/28(a)	EUR100	109,108
1.25%, 05/14/35(a)	EUR300	276,972
1.50%, 11/30/26(a)	EUR500	557,529
1.63%, (5-year EURIBOR ICE Swap + 2.151%)(a)(b)(c)	EUR100	110,170
3.57%, 09/09/34(a)	EUR200	229,782
6.13%, 11/25/33	EUR465	637,894
Vinci SA
1.63%, 01/18/29(a)	EUR500	547,228
2.75%, 09/15/34(a)	GBP200	221,404
2.75%, 09/15/34(a)	GBP100	110,702
Wendel SE, 1.00%, 06/01/31(a)	EUR300	298,326
Westfield America Management Ltd., 2.63%, 03/30/29(a)	GBP200	241,451
Worldline SA/France
0.88%, 06/30/27(a)	EUR300	323,031
5.25%, 11/27/29(a)	EUR200	228,852
		203,736,749
Georgia — 0.1%
Berlin Hyp AG, 2.75%, 05/07/27(a)	EUR100	114,792
Commerzbank AG, 1.13%, 06/22/26(a)	EUR300	334,697
E.ON SE
3.13%, 03/05/30(a)	EUR250	288,616
3.88%, 09/05/38(a)	EUR200	225,651
Investitionsbank Berlin, 2.25%, 09/28/29(a)	EUR1,700	1,916,747
Kreditanstalt fuer Wiederaufbau, 2.50%, 10/15/31(a)	EUR5,300	6,020,841
		8,901,344
Germany — 3.2%
Aareal Bank AG
0.00%, 08/03/26(a)	EUR700	772,331
0.13%, 02/01/30(a)	EUR900	909,110
0.75%, 04/18/28(a)	EUR400	423,339
3.88%, 05/18/26(a)	EUR350	403,630
adidas AG, 3.13%, 11/21/29(a)	EUR200	231,217
Allianz Finance II BV
0.00%, 11/22/26(a)	EUR200	219,491
0.50%, 01/14/31(a)	EUR400	399,478
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
0.88%, 01/15/26(a)	EUR500	$561,924
1.38%, 04/21/31(a)	EUR200	208,593
Series 62, 4.50%, 03/13/43(a)	GBP300	347,514
Allianz SE
1.30%, 09/25/49, (3-mo. EURIBOR + 2.350%)(a)(b)	EUR300	308,967
3.10%, 07/06/47, (3-mo. EURIBOR + 3.350%)(a)(b)	EUR500	566,208
4.25%, 07/05/52, (3-mo. EURIBOR + 3.550%)(a)(b)	EUR200	229,468
4.43%, 07/25/55, (3-mo. EURIBOR + 2.750%)(a)(b)	EUR200	228,948
4.85%, 07/26/54, (3-mo. EURIBOR + 3.350%)(a)(b)	EUR300	355,354
5.82%, 07/25/53, (3-mo. EURIBOR + 3.650%)(a)(b)	EUR400	502,351
Amprion GmbH
3.45%, 09/22/27(a)	EUR300	345,284
3.97%, 09/22/32(a)	EUR600	706,230
4.00%, 05/21/44(a)	EUR300	333,566
Aroundtown Finance SARL, 7.13%, (5-year EURIBOR ICE Swap + 4.508%)(b)(c)	EUR300	338,563
Aroundtown SA
0.00%, 07/16/26(a)	EUR300	325,581
0.38%, 04/15/27(a)	EUR200	213,827
1.45%, 07/09/28(a)	EUR300	320,045
1.63%, 01/31/28(a)	EUR200	216,405
1.63%, (5-year EUR Swap + 2.419%)(a)(b)(c)	EUR100	101,494
3.63%, 04/10/31(a)	GBP250	286,694
BASF SE
0.88%, 11/15/27(a)	EUR650	712,103
0.88%, 10/06/31(a)	EUR160	161,739
1.50%, 03/17/31(a)	EUR500	522,800
3.75%, 06/29/32(a)	EUR400	469,750
4.50%, 03/08/35(a)	EUR100	121,469
Bausparkasse Schwaebisch Hall AG
0.20%, 10/28/31	EUR300	291,188
0.20%, 04/27/33(a)	EUR600	554,100
2.88%, 01/22/31	EUR200	230,845
Bayer AG
0.63%, 07/12/31(a)	EUR400	380,609
1.00%, 01/12/36(a)	EUR300	250,582
1.38%, 07/06/32(a)	EUR600	582,252
4.00%, 08/26/26(a)	EUR600	690,593
Bayer Capital Corp. BV
1.50%, 06/26/26(a)	EUR600	670,557
2.13%, 12/15/29(a)	EUR300	324,123
Bayerische Landesbank
0.05%, 04/30/31(a)	EUR250	244,354
0.75%, 01/20/26(a)	EUR230	257,985
0.75%, 01/19/28(a)	EUR650	709,828
1.38%, 11/22/32, (5-year EUR Swap + 1.400%)(a)(b)	EUR800	849,280
2.50%, 06/28/32(a)	EUR650	728,775
3.63%, 08/04/32(a)	EUR200	229,388
4.38%, 09/21/28(a)	EUR300	358,024
Bayerische Landesbodenkreditanstalt
0.63%, 11/23/26	EUR100	110,926
2.88%, 02/28/31(a)	EUR980	1,132,481
Berlin Hyp AG
0.00%, 02/17/27(a)	EUR600	655,557
Security	Par (000)	Value
Germany (continued)
0.13%, 01/18/30(a)	EUR950	$968,773
0.50%, 11/05/29(a)	EUR500	512,754
1.75%, 05/10/32(a)	EUR850	909,193
2.63%, 02/05/29(a)	EUR200	229,328
Bertelsmann SE & Co. KGaA, 3.50%, 05/29/29(a)	EUR400	463,438
BMW Finance NV
0.38%, 01/14/27(a)	EUR500	548,639
0.75%, 07/13/26(a)	EUR605	673,010
0.88%, 01/14/32(a)	EUR350	342,844
1.13%, 01/10/28(a)	EUR525	574,786
1.50%, 02/06/29(a)	EUR912	990,163
BMW International Investment BV, 3.50%, 11/17/32(a)	EUR300	343,236
BMW U.S. Capital LLC, 3.38%, 02/02/34(a)	EUR300	333,572
Carlsberg Breweries AS, 5.50%, 02/28/39(a)	GBP250	328,163
Commerzbank AG
0.25%, 01/12/32(a)	EUR50	48,425
0.50%, 06/09/26	EUR670	746,045
0.63%, 08/24/27(a)	EUR200	219,194
0.88%, 01/22/27(a)	EUR700	768,511
0.88%, 04/18/28(a)	EUR700	763,998
1.25%, 01/09/34	EUR150	149,557
1.50%, 08/28/28(a)	EUR700	771,992
2.25%, 09/01/32(a)	EUR1,128	1,243,329
2.88%, 02/27/35(a)	EUR100	112,999
3.00%, 03/13/34(a)	EUR500	574,057
3.13%, 04/20/29(a)	EUR900	1,050,789
4.00%, 03/23/26(a)	EUR200	228,733
4.00%, 03/30/27(a)	EUR100	115,508
4.13%, 02/20/37, (5-year EURIBOR ICE Swap + 1.950%)(a)(b)	EUR100	112,174
4.88%, 10/16/34, (5-year EURIBOR ICE Swap + 2.150%)(a)(b)	EUR100	117,381
6.50%, 12/06/32, (5-year EURIBOR ICE Swap + 4.300%)(a)(b)	EUR200	241,960
6.75%, 10/05/33, (5-year EURIBOR ICE Swap + 3.700%)(a)(b)	EUR100	123,749
8.63%, 02/28/33, (5-year UK Government Bond + 5.251%)(a)(b)	GBP100	142,817
Series 1061, 3.63%, Series 1061, 01/14/32, (3-mo. EURIBOR + 1.380%)(a)(b)	EUR100	113,640
Commerzbank Ag Subordinated, 1.38%, 12/29/31, (5-year EUR Swap + 1.730%)(a)(b)	EUR100	109,946
Continental AG, 2.50%, 08/27/26	EUR450	510,334
Covestro AG, 0.88%, 02/03/26(a)	EUR350	391,960
Daimler Truck Finance Canada Inc., 4.54%, 09/27/29	CAD200	148,969
Daimler Truck International Finance BV, 1.63%, 04/06/27(a)	EUR300	334,678
Daimler Trucks Finance Canada Inc., 2.46%, 12/15/26(a)	CAD200	143,096
DekaBank Deutsche Girozentrale, 0.30%, 11/20/26(a)	EUR700	769,151
Deutsche Apotheker-Und Aerztebank eG, 0.75%, 10/05/27	EUR400	437,590
Deutsche Bahn Finance GmbH
3.38%, 01/29/38(a)	EUR280	318,310
4.00%, 11/23/43(a)	EUR370	440,196

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
Deutsche Bahn Finance GMBH
0.63%, 09/26/28(a)	EUR300	$319,615
0.63%, 12/08/50(a)	EUR600	344,202
0.88%, 07/11/31(a)	EUR370	375,920
1.00%, 12/17/27	EUR700	770,149
1.13%, 12/18/28(a)	EUR862	933,222
1.38%, 04/16/40(a)	EUR550	469,852
2.75%, 03/19/29(a)	EUR300	345,161
Deutsche Bank AG
0.13%, 01/21/30(a)	EUR100	101,501
0.25%, 08/31/28(a)	EUR322	340,893
0.50%, 06/09/26	EUR250	278,359
1.38%, 02/17/32, (3-mo. EURIBOR + 1.500%)(a)(b)	EUR400	398,615
1.63%, 01/20/27(a)	EUR700	778,998
1.75%, 01/17/28(a)	EUR500	551,538
1.75%, 11/19/30, (3-mo. EURIBOR + 2.050%)(a)(b)	EUR300	314,091
2.63%, 06/30/37(a)	EUR700	760,400
3.13%, 05/19/33(a)	EUR600	698,028
3.25%, 05/24/28, (3-mo. EURIBOR + 1.930%)(a)(b)	EUR600	684,390
3.38%, 02/13/31, (3-mo. EURIBOR + 1.250%)(a)(b)	EUR200	225,115
4.00%, 06/24/32, (5-year EURIBOR ICE Swap + 3.300%)(a)(b)	EUR500	569,510
4.50%, 07/12/35, (3-mo. EURIBOR + 1.700%)(a)(b)	EUR300	347,769
5.63%, 05/19/31, (5-year EUR Swap + 6.000%)(a)(b)	EUR300	345,135
6.13%, 12/12/30, (1-day SONIA + 2.621%)(a)(b)	GBP400	550,189
Deutsche Boerse AG
0.13%, 02/22/31(a)	EUR500	485,896
1.50%, 04/04/32(a)	EUR500	514,711
1.63%, 10/08/25(a)	EUR370	417,695
3.88%, 09/28/26(a)	EUR200	231,130
3.88%, 09/28/33(a)	EUR100	119,078
Deutsche Kreditbank AG
0.00%, 11/07/29(a)	EUR670	682,414
0.88%, 10/02/28(a)	EUR500	541,964
1.63%, 05/05/32(a)	EUR100	105,872
2.88%, 03/21/36(a)	EUR300	336,739
Deutsche Lufthansa AG
3.75%, 02/11/28(a)	EUR600	694,010
4.00%, 05/21/30(a)	EUR300	353,093
Deutsche Pfandbriefbank AG
0.10%, 01/21/28	EUR700	747,021
0.25%, 10/27/25(a)	EUR600	669,555
0.63%, 08/30/27	EUR600	655,325
3.00%, 01/25/27(a)	EUR600	689,283
4.38%, 08/28/26(a)	EUR200	227,765
Deutsche Post AG
1.00%, 05/20/32(a)	EUR449	445,233
1.63%, 12/05/28(a)	EUR400	442,211
3.50%, 03/25/36(a)	EUR300	335,723
4.00%, 03/24/40(a)	EUR200	226,992
Deutsche Telekom AG
1.75%, 03/25/31(a)	EUR350	376,326
1.75%, 12/09/49(a)	EUR444	330,381
3.25%, 06/04/35(a)	EUR300	334,015
Security	Par (000)	Value
Germany (continued)
3.25%, 03/20/36(a)	EUR200	$221,591
Deutsche Telekom International Finance BV
1.38%, 01/30/27(a)	EUR600	669,488
1.50%, 04/03/28(a)	EUR355	392,772
2.25%, 04/13/29(a)	GBP289	356,226
4.50%, 10/28/30(a)	EUR150	186,745
7.63%, 06/15/30	GBP350	531,738
Deutsche Wohnen SE, 1.50%, 04/30/30(a)	EUR200	211,782
DZ HYP AG
0.00%, 01/15/27(a)	EUR550	601,655
0.00%, 10/27/28(a)	EUR775	811,564
0.00%, 11/15/30(a)	EUR800	790,119
0.10%, 08/31/26(a)	EUR600	662,234
0.38%, 11/10/34(a)	EUR475	425,629
0.50%, 11/13/25(a)	EUR385	432,463
0.75%, 06/30/27(a)	EUR700	770,490
0.88%, 01/30/29(a)	EUR1,000	1,074,066
0.88%, 01/18/30(a)	EUR300	316,569
0.88%, 04/17/34(a)	EUR250	239,256
E.ON International Finance BV
1.50%, 07/31/29(a)	EUR786	845,804
1.63%, 05/30/26(a)	EUR308	346,501
5.88%, 10/30/37(a)	GBP250	333,874
6.13%, 07/06/39(a)	GBP350	473,194
6.25%, 06/03/30(a)	GBP188	265,111
6.38%, 06/07/32	GBP381	543,989
E.ON SE
0.25%, 10/24/26(a)	EUR450	495,716
0.38%, 09/29/27(a)	EUR500	540,059
0.75%, 02/20/28(a)	EUR327	352,628
0.88%, 10/18/34(a)	EUR392	354,007
1.63%, 05/22/29(a)	EUR215	235,095
3.50%, 03/25/32(a)	EUR450	521,034
3.75%, 03/01/29(a)	EUR300	353,431
4.00%, 01/16/40(a)	EUR200	225,745
4.13%, 03/25/44(a)	EUR400	451,003
EnBW Energie Baden-Wuerttemberg AG, 1.63%, 08/05/79, (5-year EURIBOR ICE Swap + 1.725%)(a)(b)	EUR800	865,467
EnBW International Finance BV
0.13%, 03/01/28(a)	EUR300	322,011
0.50%, 03/01/33(a)	EUR392	364,222
1.88%, 10/31/33(a)	EUR150	152,628
6.13%, 07/07/39	EUR530	758,806
Erste Abwicklungsanstalt, 3.13%, 06/22/26(a)	EUR400	458,905
Eurogrid GmbH
1.11%, 05/15/32(a)	EUR200	195,658
3.28%, 09/05/31(a)	EUR400	451,916
3.92%, 02/01/34(a)	EUR400	463,364
Evonik Industries AG
0.75%, 09/07/28(a)	EUR270	288,665
0.75%, 09/07/28(a)	EUR50	53,457
3.25%, 01/15/30(a)	EUR100	115,525
Fresenius Medical Care AG & Co. KGaA, 1.25%, 11/29/29(a)	EUR300	313,722
Fresenius SE & Co. KGaA
0.75%, 01/15/28(a)	EUR785	846,713
1.88%, 05/24/25(a)	EUR300	339,702
2.88%, 02/15/29(a)	EUR270	310,411
5.13%, 10/05/30(a)	EUR550	679,673
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
Grand City Properties SA
1.38%, 08/03/26(a)	EUR300	$334,318
1.50%, 02/22/27(a)	EUR100	110,357
1.50%, (5-year EUR Swap + 2.184%)(a)(b)(c)	EUR300	319,243
4.38%, 01/09/30(a)	EUR100	116,625
Hamburg Commercial Bank AG
0.00%, 01/19/27(a)	EUR200	217,897
2.00%, 07/20/27(a)	EUR200	224,933
3.13%, 07/01/26(a)	EUR200	228,576
3.38%, 02/01/28(a)	EUR350	407,302
3.50%, 01/31/30(a)	EUR100	113,743
4.50%, 07/24/28(a)	EUR200	234,333
Hamburger Sparkasse AG, 3.00%, 02/28/31(a)	EUR600	695,931
Hannover Rueck SE
1.13%, 04/18/28(a)	EUR300	325,550
1.38%, 06/30/42, (3-mo. EURIBOR + 2.330%)(a)(b)	EUR300	290,738
1.75%, 10/08/40, (3-mo. EURIBOR + 3.000%)(a)(b)	EUR400	412,454
Heidelberg Materials AG
3.38%, 10/17/31(a)	EUR100	115,083
3.95%, 07/19/34(a)	EUR400	460,936
Heidelberg Materials Finance Luxembourg SA
1.13%, 12/01/27(a)	EUR320	350,904
1.50%, 06/14/27(a)	EUR235	261,268
HOCHTIEF AG, 0.63%, 04/26/29(a)	EUR400	412,884
HOWOGE Wohnungsbaugesellschaft mbH, 0.63%, 11/01/28(a)	EUR800	833,815
Infineon Technologies AG
1.63%, 06/24/29(a)	EUR400	431,926
2.88%, 02/13/30(a)	EUR200	225,163
ING-DiBa AG
0.25%, 11/16/26(a)	EUR700	772,540
1.00%, 05/23/39(a)	EUR300	256,683
1.25%, 10/09/33(a)	EUR500	499,312
Investitionsbank Berlin
2.75%, 10/04/27(a)	EUR400	459,966
3.13%, 03/01/33(a)	EUR500	582,467
Series 214, 0.00%, 04/18/28(a)	EUR200	212,650
K+S AG, 4.25%, 06/19/29(a)	EUR100	116,798
Kreditanstalt fuer Wiederaufbau
0.00%, 06/15/26(a)	EUR875	971,299
0.00%, 09/30/26(a)	EUR1,750	1,932,391
0.00%, 03/31/27(a)	EUR1,500	1,640,460
0.00%, 04/30/27(a)	EUR1,050	1,146,261
0.00%, 05/05/27(a)	EUR1,550	1,692,334
0.00%, 12/15/27(a)	EUR1,050	1,131,508
0.00%, 09/15/28(a)	EUR1,850	1,957,220
0.00%, 11/09/28(a)	EUR1,595	1,679,925
0.00%, 06/15/29(a)	EUR1,400	1,452,231
0.00%, 09/17/30(a)	EUR2,700	2,700,308
0.00%, 01/10/31(a)	EUR1,890	1,872,313
0.05%, 09/29/34(a)	EUR1,010	893,038
0.13%, 12/30/26(a)	GBP200	250,691
0.13%, 01/09/32(a)	EUR2,370	2,298,675
0.38%, 05/20/36(a)	EUR400	348,405
0.50%, 09/15/27	EUR1,100	1,205,770
0.63%, 02/22/27	EUR800	886,891
0.63%, 01/07/28	EUR2,151	2,353,652
0.75%, 12/07/27(a)	GBP500	615,532
0.75%, 06/28/28	EUR1,465	1,595,488
Security	Par (000)	Value
Germany (continued)
0.88%, 09/15/26(a)	GBP2,102	$2,689,966
0.88%, 07/04/39(a)	EUR1,120	962,917
1.13%, 09/15/32(a)	EUR320	328,102
1.13%, 03/31/37(a)	EUR1,550	1,443,837
1.13%, 06/15/37(a)	EUR100	92,654
1.25%, 07/31/26(a)	GBP400	516,001
1.25%, 06/30/27(a)	EUR2,010	2,246,502
1.25%, 07/04/36(a)	EUR440	423,039
1.38%, 12/15/25(a)	GBP400	523,902
1.38%, 07/31/35(a)	EUR370	366,552
2.00%, 02/15/27	AUD200	124,778
2.00%, 11/15/29(a)	EUR1,350	1,514,328
2.38%, 04/11/28(a)	EUR489	559,898
2.75%, 05/15/30(a)	EUR1,263	1,460,883
2.75%, 02/14/33(a)	EUR1,410	1,614,715
2.75%, 01/17/35(a)	EUR243	275,424
2.88%, 12/28/29(a)	EUR750	872,502
2.88%, 06/07/33(a)	EUR500	576,042
3.13%, 10/10/28(a)	EUR500	585,513
3.13%, 06/07/30(a)	EUR1,550	1,824,063
3.25%, 03/24/31(a)	EUR1,200	1,423,584
3.75%, 07/30/27(a)	GBP1,200	1,594,218
3.80%, 05/24/28	AUD400	257,827
4.13%, 02/18/26(a)	GBP500	666,710
4.25%, 04/30/30(a)	NOK15,000	1,456,358
4.38%, 01/31/28(a)	GBP1,000	1,348,876
4.40%, 07/12/29	AUD500	328,304
4.45%, 01/16/30	AUD400	262,510
4.88%, 10/10/28(a)	GBP450	618,325
6.00%, 12/07/28	GBP449	640,360
Series EXC, 5.50%, Series EXC, 06/18/25	GBP100	133,357
Landesbank Baden-Wuerttemberg
0.00%, 06/17/26(a)	EUR500	553,969
0.38%, 02/18/27(a)	EUR800	871,898
0.38%, 02/21/31(a)	EUR800	772,563
1.75%, 02/28/28(a)	EUR869	974,781
3.00%, 02/16/34(a)	EUR200	230,266
3.13%, 11/13/29(a)	EUR240	281,063
Series 812, 0.00%, 07/16/27(a)	EUR650	704,075
Landesbank Berlin AG, 4.13%, 11/21/28(a)	EUR300	352,912
Landesbank Hessen-Thueringen Girozentrale
0.50%, 09/25/25(a)	EUR400	450,069
0.88%, 03/20/28(a)	EUR1,000	1,091,687
2.75%, 01/30/31(a)	EUR200	229,289
2.88%, 02/06/34(a)	EUR300	342,070
3.00%, 03/05/32(a)	EUR100	114,089
4.50%, 09/15/32, (5-year EURIBOR ICE Swap + 2.750%)(a)(b)	EUR800	916,913
Series H337, 0.00%, 09/26/29	EUR700	714,685
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.38%, 02/25/27(a)	EUR400	440,333
0.63%, 12/15/25(a)	GBP200	260,609
0.75%, 03/16/32(a)	EUR100	100,565
1.00%, 12/15/26(a)	GBP100	127,157
4.00%, 10/27/28(a)	GBP100	133,449
Landwirtschaftliche Rentenbank
0.00%, 07/19/28(a)	EUR500	529,333
0.00%, 12/13/28(a)	EUR400	419,055
0.00%, 11/27/29(a)	EUR1,510	1,542,217
0.00%, 06/30/31(a)	EUR1,020	994,040

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
0.00%, 11/26/40(a)	EUR100	$69,586
0.05%, 12/18/29(a)	EUR500	511,285
0.05%, 01/31/31(a)	EUR650	642,825
0.38%, 02/14/28(a)	EUR550	594,627
0.50%, 02/28/29(a)	EUR400	424,709
0.63%, 05/18/27(a)	EUR200	220,381
0.63%, 10/31/36(a)	EUR50	43,944
1.38%, 09/08/25(a)	GBP200	263,737
2.50%, 05/11/32(a)	EUR200	225,928
2.60%, 03/23/27(a)	AUD100	62,978
2.75%, 01/17/33(a)	EUR294	336,168
3.25%, 09/06/30(a)	EUR1,150	1,357,869
3.25%, 09/26/33(a)	EUR450	531,622
3.88%, 02/09/29(a)	GBP100	132,959
4.38%, 01/10/30(a)	GBP200	270,553
4.75%, 05/06/26(a)	AUD200	129,581
Lanxess AG
1.00%, 10/07/26(a)	EUR250	276,834
1.13%, 05/16/25(a)	EUR225	254,722
1.75%, 03/22/28(a)	EUR300	324,411
LEG Immobilien SE
0.88%, 11/28/27(a)	EUR300	324,659
1.50%, 01/17/34(a)	EUR500	458,928
LFA Foerderbank Bayern, Series 224, 3.25%, Series 224, 03/31/27	EUR200	231,621
Mercedes-Benz Finance Canada Inc., 5.14%, 06/29/26	CAD400	296,380
Mercedes-Benz Group AG
0.75%, 02/08/30(a)	EUR200	205,288
0.75%, 03/11/33(a)	EUR750	698,595
1.00%, 11/15/27(a)	EUR500	547,678
1.13%, 08/08/34(a)	EUR355	324,606
1.50%, 07/03/29(a)	EUR450	483,722
2.00%, 02/27/31(a)	EUR310	330,747
2.38%, 05/22/30(a)	EUR500	552,688
Mercedes-Benz International Finance BV
0.38%, 11/08/26(a)	EUR825	906,600
2.00%, 08/22/26(a)	EUR595	670,925
Merck Financial Services GmbH, 0.50%, 07/16/28(a)	EUR300	319,230
Merck KGaA
1.63%, 09/09/80, (5-year EURIBOR ICE Swap + 1.998%)(a)(b)	EUR300	332,680
2.88%, 06/25/79, (5-year EURIBOR ICE Swap + 2.938%)(a)(b)	EUR100	109,251
3.88%, 08/27/54, (5-year EURIBOR ICE Swap + 1.540%)(a)(b)	EUR100	112,963
Muenchener Hypothekenbank eG
0.00%, 10/19/39(a)	EUR275	196,628
0.13%, 02/01/29(a)	EUR300	314,354
0.13%, 09/05/35(a)	EUR300	255,353
0.38%, 03/09/29(a)	EUR300	306,913
0.50%, 04/22/26	EUR250	278,993
0.63%, 05/07/27(a)	EUR750	826,074
1.00%, 04/18/39(a)	EUR200	171,049
1.88%, 08/25/32(a)	EUR500	537,713
2.50%, 07/04/28(a)	EUR540	617,455
Series 1943, 0.25%, 05/02/36(a)	EUR350	294,163
Security	Par (000)	Value
Germany (continued)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
1.00%, 05/26/42, (3-mo. EURIBOR + 2.100%)(a)(b)	EUR500	$471,129
1.25%, 05/26/41, (3-mo. EURIBOR + 2.550%)(a)(b)	EUR400	395,159
3.25%, 05/26/49, (3-mo. EURIBOR + 3.400%)(a)(b)	EUR100	112,152
4.25%, 05/26/44, (3-mo. EURIBOR + 2.600%)(a)(b)	EUR200	229,544
Norddeutsche Landesbank-Girozentrale
0.25%, 10/28/26	EUR687	757,900
0.75%, 01/18/28(a)	EUR944	1,029,257
2.88%, 01/13/31(a)	EUR900	1,035,965
NRW Bank
0.00%, 10/15/29	EUR170	173,340
0.10%, 07/09/35	EUR670	571,279
0.38%, 11/17/26(a)	EUR132	145,855
0.50%, 05/11/26(a)	EUR50	55,756
0.50%, 06/17/41(a)	EUR500	369,714
0.63%, 02/11/26	EUR300	336,080
0.88%, 04/12/34	EUR200	192,307
1.20%, 03/28/39	EUR100	88,000
1.63%, 08/03/32(a)	EUR510	538,742
2.63%, 02/06/29(a)	EUR1,150	1,317,976
2.75%, 02/21/28(a)	EUR1,630	1,876,537
2.88%, 07/25/34(a)	EUR100	113,652
3.00%, 05/31/30(a)	EUR1,000	1,163,132
Robert Bosch GmbH, 4.38%, 06/02/43(a)	EUR600	683,752
RWE AG
1.00%, 11/26/33(a)	EUR400	371,606
4.13%, 02/13/35(a)	EUR100	118,201
Santander Consumer Bank AG, 0.05%, 02/14/30(a)	EUR200	203,146
SAP SE
1.25%, 03/10/28(a)	EUR400	440,633
1.63%, 03/10/31(a)	EUR200	213,706
1.75%, 02/22/27(a)	EUR352	396,715
Sartorius Finance BV
4.38%, 09/14/29(a)	EUR200	237,481
4.88%, 09/14/35(a)	EUR400	479,943
Siemens Energy Finance BV, 4.25%, 04/05/29(a)	EUR400	472,342
Siemens Financieringsmaatschappij NV
0.50%, 09/05/34(a)	EUR250	228,376
1.00%, 09/06/27(a)	EUR340	374,496
1.00%, 02/25/30(a)	EUR700	739,308
1.25%, 02/28/31(a)	EUR275	289,907
1.25%, 02/25/35(a)	EUR300	284,650
1.75%, 02/28/39(a)	EUR450	412,618
2.88%, 03/10/28(a)	EUR341	393,611
3.38%, 08/24/31(a)	EUR400	468,812
3.38%, 02/22/37(a)	EUR100	111,173
3.50%, 02/24/36(a)	EUR100	114,287
3.63%, 02/24/43(a)	EUR200	220,234
3.63%, 02/22/44(a)	EUR100	109,015
Sparkasse Pforzheim Calw, 2.38%, 08/14/28	EUR200	227,503
Talanx AG, 2.25%, 12/05/47, (3-mo. EURIBOR + 2.450%)(a)(b)	EUR300	330,167
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
Traton Finance Luxembourg SA
0.75%, 03/24/29(a)	EUR600	$620,371
3.75%, 03/27/30(a)	EUR500	574,154
UniCredit Bank GmbH
0.00%, 11/19/27(a)	EUR500	536,153
0.00%, 09/15/28(a)	EUR800	839,331
0.00%, 06/24/30(a)	EUR50	49,883
0.00%, 01/21/36(a)	EUR350	285,747
0.25%, 01/15/32(a)	EUR500	484,098
0.38%, 01/17/33(a)	EUR100	94,767
0.50%, 05/04/26(a)	EUR600	669,012
0.85%, 05/22/34(a)	EUR780	737,451
3.00%, 05/17/27(a)	EUR200	230,483
Vier Gas Transport GmbH
3.38%, 11/11/31(a)	EUR300	338,646
4.63%, 09/26/32(a)	EUR300	363,498
Volkswagen Bank GmbH, 2.50%, 07/31/26(a)	EUR500	565,955
Volkswagen Financial Services AG
2.25%, 10/16/26(a)	EUR270	305,184
3.25%, 05/19/27(a)	EUR200	228,493
3.38%, 04/06/28(a)	EUR300	344,440
3.63%, 05/19/29(a)	EUR200	227,896
3.88%, 11/19/31(a)	EUR100	113,083
Volkswagen Financial Services NV, 1.38%, 09/14/28(a)	GBP400	469,570
Volkswagen International Finance NV
2.63%, 11/16/27(a)	EUR400	451,617
3.30%, 03/22/33(a)	EUR400	434,465
3.38%, 11/16/26(a)	GBP500	648,032
3.50%, (15-year EUR Swap + 3.060%)(a)(b)(c)	EUR550	567,909
3.75%, (5-year EUR Swap + 2.924%)(a)(b)(c)	EUR500	553,930
3.88%, (9-year EUR Swap + 3.958%)(a)(b)(c)	EUR400	423,120
4.13%, 11/16/38(a)	EUR300	332,809
4.25%, 02/15/28(a)	EUR400	467,664
4.25%, 03/29/29(a)	EUR300	350,201
4.38%, (9-year EUR Swap + 3.360%)(a)(b)(c)	EUR300	316,368
4.63%, (10-year EUR Swap + 3.982%)(a)(b)(c)	EUR600	671,214
Series 10Y, 1.88%, 03/30/27(a)	EUR700	779,987
Volkswagen Leasing GmbH
0.50%, 01/12/29(a)	EUR400	413,892
0.63%, 07/19/29(a)	EUR550	558,214
1.50%, 06/19/26(a)	EUR550	615,754
4.75%, 09/25/31(a)	EUR500	595,160
Vonovia SE
0.63%, 10/07/27(a)	EUR300	323,930
1.00%, 07/09/30(a)	EUR600	608,341
1.00%, 01/28/41(a)	EUR200	141,386
1.13%, 09/14/34(a)	EUR100	87,859
1.50%, 03/22/26(a)	EUR300	337,483
1.50%, 06/10/26(a)	EUR300	335,904
1.50%, 06/14/41(a)	EUR100	74,448
1.63%, 10/07/39(a)	EUR100	81,884
1.63%, 09/01/51(a)	EUR200	124,685
1.75%, 01/25/27(a)	EUR200	224,725
1.88%, 06/28/28(a)	EUR600	659,552
2.38%, 03/25/32(a)	EUR700	734,930
VW Credit Canada Inc.
4.49%, 11/19/29(a)	CAD200	147,338
5.86%, 11/15/27(a)	CAD500	381,071
Security	Par (000)	Value
Germany (continued)
Wintershall Dea Finance BV, 1.33%, 09/25/28(a)	EUR400	$422,977
Wirtschafts- und Infrastrukturbank Hessen
0.88%, 06/14/28	EUR200	217,828
2.63%, 02/13/35	EUR600	667,002
Wuestenrot Bausparkasse AG, Series 20, 3.38%, Series 20, 11/28/28(a)	EUR400	469,400
Wurth Finance International BV
0.75%, 11/22/27(a)	EUR300	327,404
2.13%, 08/23/30(a)	EUR250	281,427
		220,750,593
Greece — 0.0%
Eurobank SA
2.00%, 05/05/27, (1-year EUR Swap + 2.398%)(a)(b)	EUR200	224,574
2.25%, 03/14/28, (1-year EUR Swap + 2.634%)(a)(b)	EUR200	223,135
4.00%, 09/24/30, (1-year EUR Swap + 1.800%)(a)(b)	EUR200	231,040
4.88%, 04/30/31, (5-year EURIBOR ICE Swap + 2.165%)(a)(b)	EUR200	239,956
5.88%, 11/28/29, (1-year EUR Swap + 2.830%)(a)(b)	EUR200	245,726
7.00%, 01/26/29, (1-year EUR Swap + 4.418%)(a)(b)	EUR200	249,233
National Bank of Greece SA
4.50%, 01/29/29, (6-mo. EURIBOR + 1.812%)(a)(b)	EUR300	353,173
7.25%, 11/22/27, (1-year EURIBOR ICE Swap + 4.740%)(a)(b)	EUR100	120,889
Piraeus Bank SA, 4.63%, 07/17/29, (1-year EURIBOR ICE Swap + 1.723%)(a)(b)	EUR200	235,152
		2,122,878
Guernsey — 0.0%
Sirius Real Estate Ltd., 4.00%, 01/22/32(a)	EUR100	110,265
Hong Kong — 0.0%
Prudential Funding Asia PLC, 6.13%, 12/19/31(a)	GBP250	341,013
Hungary — 0.0%
MOL Hungarian Oil & Gas PLC, 1.50%, 10/08/27(a)	EUR300	325,290
MVM Energetika Zrt, 0.88%, 11/18/27(a)	EUR200	212,534
OTP Bank Nyrt
4.25%, 10/16/30, (3-mo. EURIBOR + 1.950%)(a)(b)	EUR500	569,616
4.75%, 06/12/28, (3-mo. EURIBOR + 1.800%)(a)(b)	EUR350	404,071
		1,511,511
Iceland — 0.0%
Landsbankinn HF, 3.75%, 10/08/29(a)	EUR600	688,366
Indonesia — 0.0%
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 1.88%, 11/05/31(a)	EUR300	293,466
Iran — 0.0%
Grenke Finance PLC, 5.75%, 07/06/29(a)	EUR200	232,794
Kerry Group Financial Services Unltd Co., 3.75%, 09/05/36(a)	EUR100	114,218

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Iran (continued)
Kingspan Securities Ireland DAC, 3.50%, 10/31/31(a)	EUR300	$338,389
		685,401
Ireland — 0.1%
AIB Group PLC
0.50%, 11/17/27, (1-year EUR Swap + 0.750%)(a)(b)	EUR400	438,306
4.00%, 03/26/36, (1-year EURIBOR ICE Swap + 1.400%)(a)(b)	EUR200	226,835
4.63%, 07/23/29, (1-year EUR Swap + 1.950%)(a)(b)	EUR300	356,046
5.25%, 10/23/31, (1-year EUR Swap + 2.000%)(a)(b)	EUR200	246,552
Bank of Ireland Group PLC
1.38%, 08/11/31, (5-year EUR Swap + 1.650%)(a)(b)	EUR150	166,318
4.88%, 07/16/28, (1-year EUR Swap + 2.050%)(a)(b)	EUR400	471,921
5.00%, 07/04/31, (1-year EURIBOR ICE Swap + 2.050%)(a)(b)	EUR600	731,673
Dell Bank International DAC
0.50%, 10/27/26(a)	EUR300	330,062
3.63%, 06/24/29(a)	EUR200	230,715
ESB Finance DAC
1.75%, 02/07/29(a)	EUR550	605,072
1.88%, 06/14/31(a)	EUR900	955,370
2.13%, 11/05/33(a)	EUR757	784,340
Freshwater Finance PLC, Series A, 5.18%, 04/20/35(a)	GBP100	123,812
Glencore Capital Finance DAC, 4.15%, 04/29/31(a)	EUR300	350,828
Kerry Group Financial Services Unltd Co.
0.63%, 09/20/29(a)	EUR300	309,049
0.88%, 12/01/31(a)	EUR200	196,975
Linde PLC
3.00%, 02/18/33(a)	EUR100	112,566
3.50%, 06/04/34(a)	EUR100	115,020
Smurfit Kappa Treasury ULC
0.50%, 09/22/29(a)	EUR300	306,167
3.81%, 11/27/36(a)	EUR200	222,179
		7,279,806
Italy — 0.8%
2i Rete Gas SpA, 4.38%, 06/06/33(a)	EUR400	473,862
A2A SpA
1.00%, 07/16/29(a)	EUR950	997,829
1.63%, 10/19/27(a)	EUR700	780,893
3.63%, 01/30/35(a)	EUR200	225,870
ACEA SpA
0.25%, 07/28/30(a)	EUR950	939,085
1.00%, 10/24/26(a)	EUR550	610,851
1.75%, 05/23/28(a)	EUR660	731,266
Aeroporti di Roma SpA
1.63%, 06/08/27(a)	EUR250	277,905
1.75%, 07/30/31(a)	EUR150	153,862
4.88%, 07/10/33(a)	EUR100	121,272
AMCO - Asset Management Co. SpA
0.75%, 04/20/28(a)	EUR250	268,936
2.25%, 07/17/27(a)	EUR462	523,050
Anima Holding SpA, 1.50%, 04/22/28(a)	EUR100	108,362
Security	Par (000)	Value
Italy (continued)
ASTM SpA
1.00%, 11/25/26(a)	EUR400	$443,539
2.38%, 11/25/33(a)	EUR400	403,725
Autostrade per l'Italia SpA
1.63%, 01/25/28(a)	EUR200	220,074
1.75%, 02/01/27(a)	EUR300	334,975
1.88%, 09/26/29(a)	EUR500	541,431
2.00%, 12/04/28(a)	EUR200	219,875
2.25%, 01/25/32(a)	EUR413	430,616
4.63%, 02/28/36(a)	EUR200	228,240
Banca Monte dei Paschi di Siena SpA
0.88%, 10/08/27(a)	EUR300	334,255
3.50%, 04/23/29(a)	EUR500	587,292
Banca Popolare di Sondrio SpA, 4.13%, 06/04/30, (1-year EUR Swap + 1.300%)(a)(b)	EUR300	352,454
Banco BPM SpA
3.25%, 05/28/31(a)	EUR625	726,818
3.38%, 01/21/30(a)	EUR100	114,242
3.75%, 06/27/28(a)	EUR300	353,264
3.88%, 09/18/26(a)	EUR200	232,004
4.63%, 11/29/27(a)	EUR500	593,981
4.88%, 01/17/30, (3-mo. EURIBOR + 2.350%)(a)(b)	EUR200	238,799
Banco di Desio e della Brianza SpA, 0.38%, 07/24/26(a)	EUR200	221,810
BPER Banca SpA
0.63%, 10/28/29(a)	EUR400	425,609
4.25%, 02/20/30, (3-mo. EURIBOR + 1.600%)(a)(b)	EUR300	353,321
Coca-Cola HBC Finance BV
0.63%, 11/21/29(a)	EUR300	308,527
1.00%, 05/14/27(a)	EUR100	110,200
Credit Agricole Italia SpA
0.25%, 01/17/28(a)	EUR300	321,087
0.38%, 01/20/32(a)	EUR400	384,329
1.00%, 03/25/27(a)	EUR400	442,937
1.00%, 01/17/45(a)	EUR200	144,093
3.50%, 01/15/30(a)	EUR200	235,356
3.50%, 07/15/33(a)	EUR300	351,020
Credito Emiliano SpA
3.25%, 04/18/29(a)	EUR400	464,434
4.88%, 03/26/30, (3-mo. EURIBOR + 1.600%)(a)(b)	EUR400	481,551
Enel Finance International NV
0.38%, 06/17/27(a)	EUR900	977,563
0.75%, 06/17/30(a)(d)	EUR700	711,557
1.13%, 10/17/34(a)	EUR216	198,845
1.25%, 01/17/35(a)	EUR300	278,273
1.38%, 06/01/26(a)	EUR579	649,078
2.88%, 04/11/29(a)	GBP300	373,756
3.88%, 01/23/35(a)	EUR200	229,324
4.00%, 02/20/31(a)	EUR400	474,371
4.50%, 02/20/43(a)	EUR300	345,937
5.75%, 09/14/40(a)	GBP380	492,807
Enel SpA
4.25%, , (5-year EURIBOR ICE Swap + 2.009%)(a)(b)(c)	EUR200	225,897
4.50%, , (5-year EURIBOR ICE Swap + 2.196%)(a)(b)(c)	EUR200	220,662
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Italy (continued)
Series 6.5Y, 1.38%, (5-year EUR Swap + 1.719%)(a)(b)(c)	EUR830	$895,889
Series 9.5Y, 1.88%, Series 9.5Y, (5-year EUR Swap + 2.011%)(a)(b)(c)	EUR400	396,498
Eni SpA
0.63%, 01/23/30(a)	EUR400	408,412
1.13%, 09/19/28(a)	EUR770	828,378
1.25%, 05/18/26(a)	EUR200	223,959
1.63%, 05/17/28(a)	EUR100	110,202
2.75%, (5-year EUR Swap + 2.771%)(a)(b)(c)	EUR300	311,817
3.88%, 01/15/34(a)	EUR200	229,407
4.25%, 05/19/33(a)	EUR400	473,721
4.50%, , (5-year EUR Swap + 2.083%)(a)(b)(c)	EUR200	222,391
4.88%, , (5-year EUR Swap + 2.400%)(a)(b)(c)	EUR100	110,499
Series NC9, 3.38%, (5-year EUR Swap + 3.641%)(a)(b)(c)	EUR449	491,174
ERG SpA, 4.13%, 07/03/30(a)	EUR300	351,760
Ferrovie dello Stato Italiane SpA, 0.38%, 03/25/28(a)	EUR975	1,037,416
Generali
2.12%, 10/01/30(a)	EUR200	212,151
4.16%, 01/03/35(a)	EUR400	450,209
5.50%, 10/27/47, (3-mo. EURIBOR + 5.350%)(a)(b)	EUR550	652,439
5.80%, 07/06/32(a)	EUR400	500,740
Genertel SpA, 4.25%, 12/14/47, (3-mo. EURIBOR + 4.455%)(a)(b)	EUR200	230,814
Hera SpA
0.25%, 12/03/30(a)	EUR773	747,834
0.88%, 10/14/26(a)	EUR700	775,626
2.50%, 05/25/29(a)	EUR700	780,582
Iccrea Banca SpA
3.38%, 01/30/30(a)	EUR825	936,837
3.50%, 03/04/32(a)	EUR200	234,104
3.50%, 06/05/34(a)	EUR200	231,756
International Finance Corp., 4.45%, 01/17/30(a)	AUD300	196,650
Intesa Sanpaolo SpA
0.75%, 03/16/28(a)	EUR800	859,770
1.00%, 09/25/25(a)	EUR400	450,920
1.13%, 06/16/27(a)	EUR800	886,900
1.13%, 10/04/27(a)	EUR400	441,477
1.38%, 12/18/25(a)	EUR100	112,715
1.75%, 07/04/29(a)	EUR525	567,362
2.50%, 01/15/30(a)	GBP500	594,089
2.93%, 10/14/30(a)	EUR100	108,585
3.25%, 02/10/26(a)	EUR100	114,239
3.93%, 09/15/26(a)	EUR200	229,844
4.27%, 11/14/36, (5-year EUR Swap + 1.950%)(a)(b)	EUR300	341,221
4.88%, 05/19/30(a)	EUR450	552,040
5.13%, 08/29/31(a)	EUR600	748,169
5.15%, 06/10/30(a)	GBP100	129,812
5.63%, 03/08/33(a)	EUR319	404,493
6.18%, 02/20/34, (5-year EURIBOR ICE Swap + 3.250%)(a)(b)	EUR200	245,063
Iren SpA
1.00%, 07/01/30(a)	EUR400	409,544
1.50%, 10/24/27(a)	EUR300	332,005
Security	Par (000)	Value
Italy (continued)
1.95%, 09/19/25(a)	EUR100	$112,970
Italgas SpA
0.88%, 04/24/30(a)	EUR530	543,080
1.63%, 01/19/27(a)	EUR600	671,760
2.88%, 03/06/30(a)	EUR100	112,549
3.50%, 03/06/34(a)	EUR200	223,958
Leasys SpA, 3.38%, 01/25/29(a)	EUR900	1,029,843
Mediobanca Banca di Credito Finanziario SpA
0.50%, 10/01/26(a)	EUR100	110,593
1.25%, 11/24/29(a)	EUR600	640,740
3.00%, 01/15/31, (3-mo. EURIBOR + 0.850%)(a)(b)	EUR300	335,258
4.75%, 03/14/28, (3-mo. EURIBOR + 1.370%)(a)(b)	EUR700	822,703
4.88%, 09/13/27, (3-mo. EURIBOR + 1.450%)(a)(b)	EUR300	349,087
Series 4, 1.38%, 11/10/25(a)	EUR300	338,201
Nexi SpA
1.63%, 04/30/26(a)	EUR200	223,358
2.13%, 04/30/29(a)	EUR300	324,426
Pirelli & C SpA, 3.88%, 07/02/29(a)	EUR350	407,397
Poste Italiane SpA, 0.50%, 12/10/28(a)	EUR300	313,653
Prysmian SpA, 3.88%, 11/28/31(a)	EUR300	343,910
Snam SpA
0.00%, 12/07/28(a)	EUR467	477,872
0.88%, 10/25/26(a)	EUR461	510,713
1.25%, 06/20/34(a)	EUR200	188,289
1.38%, 10/25/27(a)	EUR110	121,345
3.38%, 11/26/31(a)	EUR200	228,411
3.88%, 02/19/34(a)	EUR600	690,164
5.75%, 11/26/36(a)	GBP200	267,101
Terna - Rete Elettrica Nazionale
0.38%, 09/25/30(a)	EUR650	643,226
1.38%, 07/26/27(a)	EUR700	773,011
3.13%, 02/17/32(a)	EUR100	112,298
3.88%, 07/24/33(a)	EUR100	117,850
UniCredit SpA
0.38%, 10/31/26(a)	EUR400	441,782
0.85%, 01/19/31(a)	EUR250	247,694
2.73%, 01/15/32, (5-year EUR Swap + 2.800%)(a)(b)	EUR300	335,848
3.50%, 07/31/30(a)	EUR400	470,765
3.80%, 01/16/33, (3-mo. EURIBOR + 1.400%)(a)(b)	EUR200	228,692
3.88%, 06/11/28, (3-mo. EURIBOR + 0.850%)(a)(b)	EUR200	231,328
4.00%, 03/05/34(a)	EUR200	233,287
4.20%, 06/11/34(a)	EUR200	232,889
4.30%, 01/23/31, (3-mo. EURIBOR + 1.800%)(a)(b)	EUR300	354,204
4.45%, 02/16/29, (3-mo. EURIBOR + 1.600%)(a)(b)	EUR400	471,243
4.60%, 02/14/30, (3-mo. EURIBOR + 1.500%)(a)(b)	EUR300	361,491
5.38%, 04/16/34, (5-year EURIBOR ICE Swap + 2.800%)(a)(b)	EUR200	238,988
5.85%, 11/15/27, (3-mo. EURIBOR + 2.850%)(a)(b)	EUR650	770,405

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Italy (continued)
Unipol Assicurazioni SpA
3.25%, 09/23/30(a)	EUR300	$341,540
3.50%, 11/29/27(a)	EUR200	229,011
		57,783,417
Japan — 0.2%
Asahi Group Holdings Ltd., 3.46%, 04/16/32(a)	EUR400	457,441
East Japan Railway Co.
0.77%, 09/15/34(a)	EUR100	90,683
1.10%, 09/15/39(a)	EUR300	240,806
1.16%, 09/15/28(a)	GBP250	299,565
4.39%, 09/05/43(a)	EUR400	474,262
4.50%, 01/25/36(a)	GBP300	373,866
5.56%, 09/04/54(a)	GBP100	125,928
JT International Financial Services BV
1.00%, 11/26/29(a)	EUR200	209,189
2.75%, 09/28/33(a)	GBP200	220,713
Mitsubishi UFJ Financial Group Inc.
0.85%, 07/19/29(a)	EUR200	208,060
4.64%, 06/07/31, (3-mo. EURIBOR + 1.597%)(a)(b)	EUR200	242,332
Mizuho Financial Group Inc.
0.40%, 09/06/29(a)	EUR459	466,832
0.80%, 04/15/30(a)	EUR335	339,898
1.63%, 04/08/27(a)	EUR750	836,743
2.10%, 04/08/32(a)	EUR500	517,773
3.98%, 05/21/34(a)	EUR600	695,268
Nippon Life Insurance Co., 4.11%, 01/23/55, (5-year EURIBOR ICE Swap + 2.600%)(b)	EUR100	110,709
NTT Finance Corp.
0.08%, 12/13/25(a)	EUR406	453,202
0.34%, 03/03/30(a)	EUR500	503,955
0.40%, 12/13/28(a)	EUR200	209,661
3.36%, 03/12/31(a)	EUR400	463,350
ORIX Corp., 3.45%, 10/22/31(a)	EUR600	675,520
Sumitomo Mitsui Banking Corp.
0.41%, 11/07/29(a)	EUR250	257,309
2.74%, 02/18/30(a)	EUR100	113,924
Sumitomo Mitsui Financial Group Inc.
1.41%, 06/14/27(a)	EUR450	499,032
1.55%, 06/15/26(a)	EUR247	277,019
3.32%, 10/07/31(a)	EUR250	283,894
Sumitomo Mitsui Trust Bank Ltd., 0.00%, 10/15/27(a)	EUR300	321,359
Takeda Pharmaceutical Co. Ltd.
0.75%, 07/09/27	EUR100	109,234
1.00%, 07/09/29	EUR700	740,242
1.38%, 07/09/32	EUR200	200,650
2.00%, 07/09/40	EUR200	176,986
3.00%, 11/21/30(a)	EUR350	396,969
Toyota Motor Finance Netherlands BV, 4.00%, 04/02/27(a)	EUR100	116,493
		11,708,867
Lithuania — 0.0%
Ignitis Grupe AB
2.00%, 07/14/27(a)	EUR200	220,672
2.00%, 05/21/30(a)	EUR200	209,934
		430,606
Luxembourg — 0.2%
ArcelorMittal SA, 1.75%, 11/19/25(a)	EUR650	733,279
Security	Par (000)	Value
Luxembourg (continued)
Aroundtown Finance SARL, 5.00%, (5-year EURIBOR ICE Swap + 2.349%)(b)(c)	EUR100	$97,170
Bevco Lux SARL, 1.50%, 09/16/27(a)	EUR400	440,422
Blackstone Property Partners Europe Holdings SARL
1.00%, 05/04/28(a)	EUR200	213,343
1.75%, 03/12/29(a)	EUR250	266,047
3.63%, 10/29/29(a)	EUR200	226,895
4.88%, 04/29/32(a)	GBP200	250,660
CBRE Global Investors Open-Ended Funds SCA SICAV-SIF-Pan European Core Fund
0.50%, 01/27/28(a)	EUR200	211,613
0.90%, 10/12/29(a)	EUR400	406,794
Czech Gas Networks Investments SARL, 0.45%, 09/08/29(a)	EUR200	201,781
Eurofins Scientific SE, 4.00%, 07/06/29(a)	EUR381	443,420
JAB Holdings BV
1.00%, 12/20/27(a)	EUR500	542,169
2.25%, 12/19/39(a)	EUR300	256,723
4.38%, 04/25/34(a)	EUR300	346,769
Series 11Y, 2.50%, 06/25/29(a)	EUR600	668,104
Logicor Financing SARL
2.75%, 01/15/30(a)	GBP250	292,352
3.25%, 11/13/28(a)	EUR410	462,918
4.63%, 07/25/28(a)	EUR550	647,737
Medtronic Global Holdings SCA, 1.13%, 03/07/27	EUR100	110,741
Nestle Finance International Ltd.
2.63%, 10/28/30(a)	EUR1,000	1,137,204
3.13%, 10/28/36(a)	EUR150	165,217
Novartis Finance SA, 1.70%, 08/14/38(a)	EUR200	184,681
P3 Group SARL, 4.00%, 04/19/32(a)	EUR375	423,932
Prologis International Funding II SA
0.88%, 07/09/29(a)	EUR300	312,379
3.13%, 06/01/31(a)	EUR450	504,460
4.63%, 02/21/35(a)	EUR300	360,438
Repsol Europe Finance SARL, 3.63%, 09/05/34(a)	EUR200	223,677
SELP Finance SARL
0.88%, 05/27/29(a)	EUR250	258,875
1.50%, 12/20/26(a)	EUR250	278,162
SES SA
0.88%, 11/04/27(a)	EUR200	214,213
2.00%, 07/02/28(a)	EUR200	216,406
Shurgard Luxembourg SARL, 3.63%, 10/22/34(a)	EUR200	220,501
Stoneweg Ereit Lux Finco SARL, 4.25%, 01/30/31(a)	EUR150	170,604
		11,489,686
Mexico — 0.0%
America Movil SAB de CV
2.13%, 03/10/28	EUR300	333,197
4.95%, 07/22/33	GBP200	258,056
5.75%, 06/28/30	GBP520	712,982
		1,304,235
Netherlands — 1.2%
ABB Finance BV, 3.38%, 01/15/34(a)	EUR300	342,913
ABN AMRO Bank NV
0.38%, 01/14/35(a)	EUR200	177,661
0.40%, 09/17/41(a)	EUR400	284,726
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Netherlands (continued)
0.60%, 01/15/27(a)	EUR600	$659,050
0.63%, 01/24/37(a)	EUR500	426,650
1.00%, 04/13/31(a)	EUR1,000	1,036,290
1.00%, 06/02/33(a)	EUR400	375,926
1.13%, 01/12/32(a)	EUR300	308,464
1.13%, 04/23/39(a)	EUR200	172,452
1.25%, 01/10/33(a)	EUR200	202,961
1.38%, 01/12/37(a)	EUR500	471,038
1.45%, 04/12/38(a)	EUR500	460,748
3.00%, 06/01/32(a)	EUR200	220,252
3.38%, 08/15/31(a)	CHF300	426,069
3.88%, 12/21/26(a)	EUR400	464,529
4.00%, 01/16/28(a)	EUR200	234,840
4.25%, 02/21/30(a)	EUR700	831,239
4.38%, 07/16/36, (5-year EURIBOR ICE Swap + 1.630%)(a)(b)	EUR200	230,553
4.50%, 11/21/34(a)	EUR400	486,932
4.75%, 10/24/29(a)	GBP100	133,494
5.50%, 09/21/33, (5-year EURIBOR ICE Swap + 2.450%)(a)(b)	EUR300	360,334
Achmea Bank NV
0.50%, 02/20/26(a)	EUR300	335,489
3.00%, 02/07/34(a)	EUR200	227,770
3.13%, 06/11/36(a)	EUR200	228,453
Achmea BV
1.50%, 05/26/27(a)	EUR334	373,391
5.63%, 11/02/44, (5-year EURIBOR ICE Swap + 3.850%)(a)(b)	EUR200	236,462
Aegon Ltd., 6.13%, 12/15/31	GBP50	70,588
Akzo Nobel NV
1.13%, 04/08/26(a)	EUR200	224,431
2.00%, 03/28/32(a)	EUR500	517,063
Alliander NV
2.63%, 09/09/27(a)	EUR700	797,395
3.25%, 06/13/28(a)	EUR750	870,922
ASML Holding NV
0.63%, 05/07/29(a)	EUR340	356,511
1.38%, 07/07/26(a)	EUR550	616,541
ASR Nederland NV, 7.00%, 12/07/43, (5-year EUR Swap + 5.300%)(a)(b)	EUR200	262,934
BMW Finance NV, 4.13%, 10/04/33(a)	EUR100	118,899
BMW International Investment BV
3.13%, 08/27/30(a)	EUR100	113,960
3.50%, 01/22/33(a)	EUR200	226,339
BNG Bank NV
0.00%, 08/31/28(a)	EUR500	527,662
0.00%, 01/20/31(a)	EUR600	588,999
0.13%, 04/19/33(a)	EUR900	829,702
0.13%, 07/09/35(a)	EUR600	510,745
0.25%, 01/12/32(a)	EUR800	775,039
0.63%, 06/19/27(a)	EUR1,750	1,926,123
0.75%, 01/11/28(a)	EUR250	273,640
0.75%, 01/24/29(a)	EUR390	418,872
0.81%, 06/28/49(a)	EUR400	259,094
0.88%, 10/17/35(a)	EUR800	733,607
0.88%, 10/24/36(a)	EUR446	398,375
1.00%, 01/12/26(a)	EUR200	224,968
1.38%, 10/21/30(a)	EUR200	213,797
1.50%, 07/15/39(a)	EUR484	441,612
1.60%, 11/27/30(a)	AUD310	172,981
3.00%, 04/23/30(a)	EUR500	581,971
Security	Par (000)	Value
Netherlands (continued)
3.25%, 07/15/25(a)	AUD200	$127,888
3.30%, 07/17/28(a)	AUD900	569,479
Brenntag Finance BV, 3.88%, 04/24/32(a)	EUR200	230,398
Coca-Cola HBC Finance BV, 3.13%, 11/20/32(a)	EUR300	334,542
Cooperatieve Rabobank UA
0.00%, 07/02/30(a)	EUR1,000	999,687
0.63%, 04/26/26(a)	EUR200	223,548
0.63%, 02/25/33(a)	EUR400	370,450
0.75%, 03/02/32(a)	EUR600	599,604
0.75%, 06/21/39(a)	EUR200	162,713
0.88%, 02/08/28(a)	EUR200	219,182
0.88%, 02/01/29(a)	EUR600	644,805
1.25%, 05/31/32(a)	EUR500	514,649
1.38%, 02/03/27(a)	EUR610	681,584
1.50%, 04/26/38(a)	EUR300	277,775
3.11%, 06/07/33(a)	EUR400	464,176
3.20%, 05/06/36(a)	EUR800	925,357
3.88%, 11/30/32, (5-year EUR Swap + 1.950%)(a)(b)	EUR100	115,373
4.00%, 01/10/30(a)	EUR400	473,241
4.23%, 04/25/29, (3-mo. EURIBOR + 1.150%)(a)(b)	EUR500	590,182
5.25%, 09/14/27(a)	GBP500	668,096
5.25%, 05/23/41	GBP350	446,269
5.38%, 08/03/60(a)	GBP100	123,744
Cooperatieve Rabobank UA/Australia, 5.05%, 02/26/29	AUD500	328,154
CTP NV
0.88%, 01/20/26(a)	EUR267	298,305
1.25%, 06/21/29(a)	EUR350	363,059
3.88%, 11/21/32(a)	EUR200	222,198
4.75%, 02/05/30(a)	EUR200	237,401
de Volksbank NV
0.38%, 09/16/41(a)	EUR200	141,520
1.00%, 03/08/28(a)	EUR200	219,172
2.38%, 05/04/27, (3-mo. EURIBOR + 1.200%)(a)(b)	EUR300	338,541
3.00%, 03/26/31(a)	EUR300	346,266
Digital Dutch Finco BV, 3.88%, 03/15/35(a)	EUR200	221,861
DSM BV
3.38%, 02/25/36(a)	EUR100	111,138
3.63%, 07/02/34(a)	EUR200	229,877
DSV Finance BV, 3.38%, 11/06/32(a)	EUR300	341,770
EnBW International Finance BV, 3.75%, 11/20/35(a)	EUR200	226,771
Enexis Holding NV
0.75%, 07/02/31(a)	EUR825	823,929
3.63%, 04/09/37(a)	EUR100	116,061
Euronext NV, 0.75%, 05/17/31(a)	EUR400	394,940
EXOR NV
0.88%, 01/19/31(a)	EUR200	199,861
1.75%, 01/18/28(a)	EUR200	220,878
GSK Capital BV
2.88%, 11/19/31(a)	EUR200	224,961
3.25%, 11/19/36(a)	EUR200	219,852
Heineken NV
1.00%, 05/04/26(a)	EUR370	413,575
1.25%, 03/17/27(a)	EUR350	388,821
1.75%, 05/07/40(a)	EUR400	346,905
2.25%, 03/30/30(a)	EUR550	608,312

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Netherlands (continued)
4.13%, 03/23/35(a)	EUR400	$472,093
IMCD NV, 3.63%, 04/30/30(a)	EUR100	113,195
ING Bank NV
0.75%, 02/18/29(a)	EUR1,400	1,496,489
0.88%, 04/11/28(a)	EUR700	763,726
1.00%, 02/17/37(a)	EUR300	266,847
2.75%, 01/10/32(a)	EUR400	456,127
3.00%, 02/15/33(a)	EUR600	690,715
3.00%, 05/21/34(a)	EUR200	228,751
ING Groep NV
0.25%, 02/18/29, (3-mo. EURIBOR + 0.680%)(a)(b)	EUR600	631,114
0.25%, 02/01/30, (3-mo. EURIBOR + 0.700%)(a)(b)	EUR600	612,916
1.00%, 11/16/32, (5-year EUR Swap + 1.150%)(a)(b)	EUR600	645,289
1.13%, 12/07/28, (1-day SONIA + 0.905%)(a)(b)	GBP500	607,914
2.00%, 09/20/28(a)	EUR400	440,815
2.13%, 05/26/31, (5-year EUR Swap + 2.400%)(a)(b)	EUR300	336,623
2.50%, 11/15/30(a)	EUR600	657,700
3.38%, 11/19/32, (3-mo. EURIBOR + 1.150%)(a)(b)	EUR800	903,448
3.75%, 09/03/35, (3-mo. EURIBOR + 1.300%)(a)(b)	EUR400	449,545
4.00%, 02/12/35, (3-mo. EURIBOR + 1.779%)(a)(b)	EUR700	809,127
4.50%, 05/23/29, (3-mo. EURIBOR + 1.600%)(a)(b)	EUR500	593,305
5.00%, 02/20/35, (5-year EURIBOR ICE Swap + 2.200%)(a)(b)	EUR400	476,896
JDE Peet's NV, 1.13%, 06/16/33(a)	EUR449	417,919
JT International Financial Services BV, 3.63%, 04/11/34(a)	EUR400	448,267
Knab NV, 0.38%, 06/09/36(a)	EUR200	168,799
Koninklijke Ahold Delhaize NV
0.38%, 03/18/30(a)	EUR100	100,316
1.75%, 04/02/27(a)	EUR350	391,651
3.88%, 03/11/36(a)	EUR300	346,115
Koninklijke KPN NV
0.88%, 11/15/33(a)	EUR500	462,380
3.88%, 02/16/36(a)	EUR200	228,710
5.00%, 11/18/26(a)	GBP300	402,268
5.75%, 09/17/29(a)	GBP195	269,634
Koninklijke Philips NV
1.88%, 05/05/27(a)	EUR400	447,936
2.00%, 03/30/30(a)	EUR300	325,566
2.13%, 11/05/29(a)	EUR200	218,895
3.75%, 05/31/32(a)	EUR300	345,059
Louis Dreyfus Co. Finance BV, 1.63%, 04/28/28(a)	EUR100	109,603
Nationale-Nederlanden Bank NV Netherlands (The)
0.05%, 09/24/35(a)	EUR300	249,206
0.63%, 09/11/25(a)	EUR600	675,483
1.00%, 09/25/28(a)	EUR300	324,728
Nederlandse Gasunie NV
1.38%, 10/16/28(a)	EUR750	817,113
3.88%, 05/22/33(a)	EUR420	497,198
Security	Par (000)	Value
Netherlands (continued)
Nederlandse Waterschapsbank NV
0.25%, 01/19/32(a)	EUR500	$483,492
0.50%, 04/29/30(a)	EUR500	515,114
0.63%, 02/06/29(a)	EUR200	213,114
1.00%, 03/01/28(a)	EUR600	657,979
1.25%, 06/07/32(a)	EUR100	102,909
1.50%, 06/15/39(a)	EUR200	182,174
1.63%, 01/29/48(a)	EUR200	162,451
3.45%, 07/17/28(a)	AUD300	190,543
NIBC Bank NV
0.13%, 11/25/30(a)	EUR500	493,405
0.13%, 04/21/31(a)	EUR100	97,250
1.00%, 09/11/28(a)	EUR200	216,051
6.38%, 12/01/25(a)	EUR200	231,701
NN Group NV
4.63%, 01/13/48, (3-mo. EURIBOR + 4.950%)(a)(b)	EUR300	352,587
5.25%, 03/01/43, (3-mo. EURIBOR + 4.200%)(a)(b)	EUR377	452,376
6.00%, 11/03/43, (3-mo. EURIBOR + 4.000%)(a)(b)	EUR100	124,917
Pluxee NV, 3.75%, 09/04/32(a)	EUR300	344,261
PostNL NV
0.63%, 09/23/26	EUR200	220,274
4.75%, 06/12/31(a)	EUR100	117,024
Royal Schiphol Group NV
0.88%, 09/08/32(a)	EUR250	240,993
1.50%, 11/05/30(a)	EUR800	845,272
2.00%, 04/06/29(a)	EUR650	717,742
Sandoz Finance BV, 4.50%, 11/17/33(a)	EUR500	601,376
Shell International Finance BV
0.13%, 11/08/27(a)	EUR599	639,156
0.88%, 08/21/28(a)	CHF125	152,568
0.88%, 11/08/39(a)	EUR400	305,485
1.25%, 05/12/28(a)	EUR420	457,293
1.25%, 11/11/32(a)	EUR300	296,874
1.88%, 04/07/32(a)	EUR360	377,555
Siemens Financieringsmaatschappij NV
3.00%, 11/22/28(a)	EUR400	462,358
3.13%, 05/22/32(a)	EUR300	343,648
Stedin Holding NV, 1.38%, 09/19/28(a)	EUR700	763,205
Stellantis NV
3.75%, 03/19/36(a)	EUR100	105,208
4.00%, 03/19/34(a)	EUR300	325,992
Sudzucker International Finance BV, 4.13%, 01/29/32(a)	EUR200	230,617
TenneT Holding BV
0.88%, 06/16/35(a)	EUR650	605,931
1.00%, 06/13/26(a)	EUR400	447,385
1.38%, 06/26/29(a)	EUR650	709,792
1.50%, 06/03/39(a)	EUR594	549,547
2.00%, 06/05/34(a)	EUR300	317,251
2.75%, 05/17/42(a)	EUR600	632,936
4.50%, 10/28/34(a)	EUR500	623,290
Unilever Finance Netherlands BV
1.00%, 02/14/27(a)	EUR620	687,826
1.38%, 07/31/29(a)	EUR200	217,054
1.63%, 02/12/33(a)	EUR610	625,811
1.75%, 03/25/30(a)	EUR620	675,576
1.75%, 03/25/30(a)	EUR150	163,446
3.50%, 02/15/37(a)	EUR300	341,586
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Netherlands (continued)
Universal Music Group NV, 4.00%, 06/13/31(a)	EUR400	$471,774
Van Lanschot Kempen NV, 0.88%, 02/15/27(a)	EUR200	221,287
Vesteda Finance BV, 2.00%, 07/10/26(a)	EUR450	506,249
Viterra Finance BV, 1.00%, 09/24/28(a)	EUR300	317,847
Wolters Kluwer NV
0.75%, 07/03/30(a)	EUR250	255,282
1.50%, 03/22/27(a)	EUR350	390,518
		79,791,159
New Zealand — 0.1%
ANZ New Zealand International Ltd./London, 0.38%, 09/17/29(a)	EUR200	206,584
ASB Bank Ltd.
3.19%, 04/16/29(a)	EUR500	573,693
4.50%, 03/16/27(a)	EUR550	645,648
Bank of New Zealand
0.00%, 06/15/28(a)	EUR400	420,426
3.66%, 07/17/29(a)	EUR200	233,326
Westpac Securities NZ Ltd./London
0.00%, 06/08/28(a)	EUR200	210,441
0.43%, 12/14/26(a)	EUR650	712,629
		3,002,747
Niger — 0.1%
Adecco International Financial Services BV, 3.40%, 10/08/32(a)	EUR300	336,004
ASML Holding NV, 0.63%, 05/07/29(a)	EUR205	214,955
BMW International Investment BV, 3.38%, 08/27/34(a)	EUR200	222,470
Deutsche Telekom International Finance BV, 4.50%, 10/28/30(a)	EUR50	62,249
DSV Finance BV, 3.38%, 11/06/34(a)	EUR350	389,723
EXOR NV, 3.75%, 02/14/33(a)	EUR300	342,829
ING Groep NV, 3.50%, 09/03/30, (3-mo. EURIBOR + 1.100%)(a)(b)	EUR400	459,677
Swisscom Finance BV, 3.25%, 09/05/34(a)	EUR300	337,551
Wintershall Dea Finance BV
3.83%, 10/03/29(a)	EUR200	226,636
4.36%, 10/03/32(a)	EUR400	445,116
		3,037,210
Norway — 0.3%
Aker BP ASA, 4.00%, 05/29/32(a)	EUR200	227,668
DNB Bank ASA
0.38%, 01/18/28, (3-mo. EURIBOR + 0.320%)(a)(b)	EUR600	656,987
2.63%, 06/10/26, (1-year UK Government Bond + 1.350%)(a)(b)	GBP550	730,770
3.00%, 11/29/30, (3-mo. EURIBOR + 1.015%)(a)(b)	EUR300	340,083
4.00%, 03/14/29, (3-mo. EURIBOR + 0.650%)(a)(b)	EUR250	294,646
4.50%, 07/19/28, (3-mo. EURIBOR + 1.000%)(a)(b)	EUR500	587,387
4.63%, 02/28/33, (5-year EUR Swap + 2.000%)(a)(b)	EUR400	468,834
DNB Boligkreditt A/S, 2.63%, 09/27/29	EUR400	457,895
DNB Boligkreditt AS
0.00%, 10/08/27(a)	EUR200	215,365
0.00%, 05/12/28(a)	EUR500	530,726
0.25%, 09/07/26(a)	EUR500	553,092
2.88%, 03/12/29(a)	EUR500	578,414
3.13%, 06/05/31(a)	EUR300	350,072
Security	Par (000)	Value
Norway (continued)
Eika Boligkreditt AS
0.00%, 03/12/27	EUR200	$218,188
0.00%, 03/23/28(a)	EUR500	532,365
2.88%, 03/19/29(a)	EUR300	346,563
3.25%, 03/20/35(a)	EUR300	348,966
Equinor ASA
0.75%, 05/22/26(a)	EUR450	501,757
1.38%, 05/22/32(a)	EUR600	609,567
1.63%, 11/09/36(a)	EUR200	187,188
4.25%, 04/10/41(a)	GBP390	444,146
6.88%, 03/11/31(a)	GBP500	740,556
Norsk Hydro ASA, 3.63%, 01/23/32(a)	EUR100	112,981
SpareBank 1 Boligkreditt A/S
0.05%, 11/03/28(a)	EUR700	734,360
0.13%, 05/14/26(a)	EUR200	222,336
0.13%, 11/05/29(a)	EUR300	307,128
0.13%, 05/12/31(a)	EUR450	439,443
0.25%, 08/30/26(a)	EUR200	221,465
1.00%, 01/30/29(a)	EUR900	972,419
3.00%, 05/15/34(a)	EUR200	229,508
SpareBank 1 Boligkreditt AS, 2.75%, 09/03/29(a)	EUR200	230,141
SpareBank 1 SMN, 0.00%, 02/18/28(a)	EUR400	422,701
SpareBank 1 Sor-Norge ASA
0.38%, 07/15/27, (3-mo. EURIBOR + 0.750%)(a)(b)	EUR400	441,541
3.75%, 11/23/27(a)	EUR200	232,972
4.88%, 08/24/28(a)	EUR300	361,920
Sparebanken Soer Boligkreditt A/S, 0.50%, 02/06/26(a)	EUR200	223,976
Sparebanken Soer Boligkreditt AS, 2.63%, 02/18/31(a)	EUR200	227,396
Sparebanken Vest Boligkreditt A/S
0.00%, 11/24/25(a)	EUR500	559,924
2.50%, 09/22/27(a)	EUR200	228,533
3.00%, 07/31/29(a)	EUR500	580,164
SR-Boligkreditt AS
0.00%, 10/08/26	EUR200	220,290
0.00%, 09/08/28(a)	EUR350	367,612
0.75%, 10/17/25(a)	EUR300	337,689
1.63%, 03/15/28(a)	EUR500	557,920
Statkraft AS, 1.50%, 03/26/30(a)	EUR800	856,217
Storebrand Livsforsikring AS, 1.88%, 09/30/51, (6-mo. EURIBOR + 2.950%)(a)(b)	EUR100	99,600
Telenor ASA
0.25%, 02/14/28(a)	EUR850	906,001
0.88%, 02/14/35(a)	EUR596	541,070
4.00%, 10/03/30(a)	EUR650	776,351
Var Energi ASA, 3.88%, 03/12/31(a)	EUR200	225,883
		21,558,776
Poland — 0.0%
Powszechna Kasa Oszczednosci Bank Polski SA, 4.50%, 06/18/29, (3-mo. EURIBOR + 1.550%)(a)(b)	EUR300	350,061
Portugal — 0.1%
Banco Comercial Portugues SA, 3.13%, 10/21/29, (3-mo. EURIBOR + 0.850%)(a)(b)	EUR600	681,902
Banco Santander Totta SA
1.25%, 09/26/27(a)	EUR300	331,984
3.25%, 02/15/31(a)	EUR800	936,959

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Portugal (continued)
3.38%, 04/19/28(a)	EUR200	$233,429
Caixa Geral de Depositos SA, 0.38%, 09/21/27, (1-year EUR Swap + 0.700%)(a)(b)	EUR500	549,472
EDP Finance BV
0.38%, 09/16/26(a)	EUR602	663,879
1.88%, 10/13/25(a)	EUR200	225,906
1.88%, 09/21/29(a)	EUR600	649,119
EDP Servicios Financieros Espana SA
4.38%, 04/04/32(a)	EUR300	362,605
4.38%, 04/04/32(a)	EUR200	241,737
Fidelidade - Cia. de Seguros SA/Portugal, 4.25%, 09/04/31, (5-year EUR Swap + 4.488%)(a)(b)	EUR300	340,376
Novo Banco SA, 3.38%, 01/22/31, (3-mo. EURIBOR + 1.050%)(a)(b)	EUR100	113,163
Ren Finance BV
0.50%, 04/16/29(a)	EUR200	205,753
1.75%, 01/18/28(a)	EUR100	110,044
		5,646,328
Romania — 0.0%
NE Property BV
3.38%, 07/14/27(a)	EUR225	256,902
4.25%, 01/21/32(a)	EUR300	345,586
Societatea Nationala de Gaze Naturale ROMGAZ SA, 4.75%, 10/07/29(a)	EUR300	338,490
		940,978
Samoa — 0.0%
CA Immobilien Anlagen AG, 4.25%, 04/30/30(a)	EUR300	341,160
Erste Group Bank AG, 4.00%, 01/15/35, (5-year EURIBOR ICE Swap + 1.700%)(a)(b)	EUR400	456,414
OMV AG, 3.75%, 09/04/36(a)	EUR100	114,472
Volksbank Wien AG, 5.50%, 12/04/35, (5-year EURIBOR ICE Swap + 3.050%)(a)(b)	EUR300	336,981
		1,249,027
Saudi Arabia — 0.0%
Gaci First Investment Co., 5.63%, 06/11/39(a)	GBP300	381,515
Singapore — 0.0%
Temasek Financial I Ltd.
0.50%, 11/20/31(a)	EUR600	588,032
3.50%, 02/15/33(a)	EUR400	466,250
United Overseas Bank Ltd., 0.00%, 12/01/27(a)	EUR325	346,890
		1,401,172
Slovakia — 0.0%
Slovenska Sporitelna AS, 0.13%, 06/12/26(a)	EUR200	221,524
Tatra Banka A/S, 4.97%, 04/29/30, (3-mo. EURIBOR + 2.100%)(a)(b)	EUR400	471,899
Vseobecna Uverova Banka AS
3.25%, 03/20/31(a)	EUR200	231,965
3.50%, 10/13/26(a)	EUR300	345,600
		1,270,988
Slovenia — 0.0%
Maybank Singapore Ltd., 3.44%, 06/07/27(a)	EUR300	348,919
Nova Ljubljanska Banka dd, 3.50%, 01/21/29, (1-year EURIBOR ICE Swap + 1.150%)(a)(b)	EUR400	452,669
Security	Par (000)	Value
Slovenia (continued)
Standard Chartered Bank Singapore Ltd., 3.32%, 05/28/27(a)	EUR350	$405,585
		1,207,173
South Africa — 0.0%
Anglo American Capital PLC, 4.75%, 09/21/32(a)	EUR500	602,286
Spain — 0.7%
Abanca Corp. Bancaria SA, 5.88%, 04/02/30, (1-year EUR Swap + 2.600%)(a)(b)	EUR500	621,280
Abertis Infraestructuras SA
1.00%, 02/27/27(a)	EUR300	331,819
1.25%, 02/07/28(a)	EUR300	327,297
1.38%, 05/20/26(a)	EUR400	449,394
1.63%, 07/15/29(a)	EUR300	321,725
1.88%, 03/26/32(a)	EUR100	102,856
2.25%, 03/29/29(a)	EUR400	442,598
2.38%, 09/27/27(a)	EUR200	225,330
3.00%, 03/27/31(a)	EUR200	223,954
Acciona Energia Financiacion Filiales SA, 5.13%, 04/23/31(a)	EUR500	606,772
Aena SME SA, 4.25%, 10/13/30(a)	EUR300	361,905
Amadeus IT Group SA, 3.50%, 03/21/29(a)	EUR500	579,639
Banco Bilbao Vizcaya Argentaria SA
0.38%, 11/15/26(a)	EUR600	660,323
0.88%, 11/22/26(a)	EUR600	667,754
0.88%, 01/14/29, (3-mo. EURIBOR + 0.820%)(a)(b)	EUR200	216,196
1.75%, 11/26/25(a)	EUR700	790,981
3.50%, 02/10/27(a)	EUR600	688,350
3.63%, 06/07/30(a)	EUR500	585,655
3.88%, 01/15/34(a)	EUR300	351,257
4.00%, 02/25/37, (5-year EURIBOR ICE Swap + 1.650%)(a)(b)	EUR300	334,776
4.88%, 02/08/36, (5-year EURIBOR ICE Swap + 2.400%)(a)(b)	EUR500	589,442
Banco de Credito Social Cooperativo SA
1.75%, 03/09/28, (1-year EUR Swap + 2.150%)(a)(b)	EUR200	221,747
7.50%, 09/14/29, (1-year EURIBOR ICE Swap + 4.269%)(a)(b)	EUR300	385,472
Banco de Sabadell SA
0.13%, 02/10/28(a)	EUR400	427,424
1.00%, 04/26/27(a)	EUR400	443,319
3.25%, 06/05/34(a)	EUR500	580,296
3.50%, 05/27/31, (1-year EURIBOR ICE Swap + 1.250%)(a)(b)	EUR200	227,192
4.00%, 01/15/30, (1-year EUR Swap + 1.600%)(a)(b)	EUR600	703,373
5.00%, 06/07/29, (1-year EUR Swap + 2.000%)(a)(b)	EUR200	240,741
5.13%, 06/27/34, (5-year EURIBOR ICE Swap + 2.400%)(a)(b)	EUR200	237,236
5.63%, 05/06/26(a)	EUR200	231,722
6.00%, 08/16/33, (5-year EUR Swap + 3.150%)(a)(b)	EUR200	242,688
Banco Santander SA
0.10%, 02/27/32	EUR400	379,436
0.13%, 06/04/30(a)	EUR500	501,313
0.25%, 07/10/29(a)	EUR200	207,451
0.30%, 10/04/26(a)	EUR800	880,605
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Spain (continued)
0.63%, 06/24/29, (1-year EUR Swap + 0.780%)(a)(b)	EUR800	$846,454
0.88%, 05/09/31(a)	EUR600	613,737
1.13%, 10/25/28(a)	EUR500	544,524
1.63%, 10/22/30(a)	EUR600	618,980
2.00%, 11/27/34(a)	EUR100	104,888
2.13%, 02/08/28(a)	EUR500	554,190
2.38%, 09/08/27(a)	EUR600	683,869
3.50%, 10/02/32(a)	EUR100	112,940
3.50%, 02/17/35(a)	EUR300	332,763
3.75%, 01/09/34(a)	EUR700	812,310
3.88%, 01/16/28(a)	EUR500	585,270
3.88%, 04/22/29(a)	EUR300	350,428
4.25%, 06/12/30(a)	EUR400	481,944
4.75%, 08/30/28, (1-year UK Government Bond + 2.500%)(a)(b)	GBP600	799,597
4.88%, 10/18/31(a)	EUR400	489,305
5.50%, 06/11/29(a)	GBP600	812,698
Bankinter SA
0.63%, 10/06/27(a)	EUR500	539,288
1.25%, 12/23/32, (5-year EUR Swap + 1.450%)(a)(b)	EUR200	216,760
3.05%, 05/29/28(a)	EUR300	346,720
3.63%, 02/04/33, (1-year EURIBOR ICE Swap + 1.200%)(a)(b)	EUR300	337,934
CaixaBank SA
0.75%, 07/09/26(a)	EUR200	222,429
0.75%, 05/26/28, (3-mo. EURIBOR + 1.000%)(a)(b)	EUR600	655,655
1.00%, 09/25/25(a)	EUR200	225,338
1.00%, 01/17/28(a)	EUR500	548,262
1.25%, 01/11/27(a)	EUR400	447,155
1.25%, 06/18/31, (5-year EUR Swap + 1.630%)(a)(b)	EUR300	334,068
1.63%, 07/14/32(a)	EUR300	314,117
3.63%, 09/19/32, (3-mo. EURIBOR + 1.300%)(a)(b)	EUR500	571,148
3.75%, 01/27/36, (3-mo. EURIBOR + 1.350%)(a)(b)	EUR300	338,239
4.13%, 03/24/36	EUR300	369,943
4.25%, 09/06/30(a)	EUR700	841,017
4.38%, 11/29/33(a)	EUR300	362,475
4.38%, 08/08/36, (5-year EURIBOR ICE Swap + 1.950%)(a)(b)	EUR300	345,032
6.13%, 05/30/34, (5-year EUR Swap + 3.000%)(a)(b)	EUR600	736,672
6.25%, 02/23/33, (5-year EUR Swap + 3.550%)(a)(b)	EUR100	120,997
Caja Rural de Navarra SCC, 3.00%, 04/23/33(a)(b)	EUR200	228,713
Cellnex Finance Co. SA
1.00%, 09/15/27(a)	EUR300	328,184
1.25%, 01/15/29(a)	EUR400	427,131
2.00%, 02/15/33(a)	EUR600	602,472
El Corte Ingles SA, 4.25%, 06/26/31(a)	EUR200	233,379
Enagas Financiaciones SA, 0.75%, 10/27/26(a)	EUR600	664,219
FCC Aqualia SA, 2.63%, 06/08/27(a)	EUR250	282,236
FCC Servicios Medio Ambiente Holding SA
1.66%, 12/04/26(a)	EUR200	224,074
3.72%, 10/08/31(a)	EUR300	343,136
Security	Par (000)	Value
Spain (continued)
Ferrovial Emisiones SA, 1.38%, 05/14/26(a)	EUR300	$335,825
Iberdrola Finanzas SA
1.38%, 03/11/32(a)	EUR200	202,259
1.58%, (5-year EUR Swap + 1.676%)(a)(b)(c)	EUR600	650,866
1.62%, 11/29/29(a)	EUR200	219,141
3.38%, 09/30/35(a)	EUR200	223,637
3.63%, 07/13/33(a)	EUR600	698,060
3.63%, 07/18/34(a)	EUR400	459,111
5.25%, 10/31/36(a)	GBP200	260,311
Iberdrola International BV
Series NC8, 2.25%, (5-year EUR Swap + 2.574%)(a)(b)(c)	EUR300	319,488
Series NC9, 1.83%, (5-year EUR Swap + 2.049%)(a)(b)(c)	EUR200	206,018
Inmobiliaria Colonial Socimi SA, 0.75%, 06/22/29(a)	EUR300	312,376
Inmobiliaria Colonial SOCIMI SA
1.35%, 10/14/28(a)	EUR100	108,588
2.00%, 04/17/26(a)	EUR300	337,981
Liberbank SA, 0.25%, 09/25/29(a)	EUR300	306,995
Mapfre SA
1.63%, 05/19/26(a)	EUR300	336,849
4.38%, 03/31/47, (3-mo. EURIBOR + 4.543%)(a)(b)	EUR400	459,922
Merlin Properties SOCIMI SA
1.75%, 05/26/25(a)	EUR105	118,822
1.88%, 11/02/26(a)	EUR325	364,497
1.88%, 12/04/34(a)	EUR200	191,752
Naturgy Finance Iberia SA
1.25%, 04/19/26(a)	EUR300	336,505
1.50%, 01/29/28(a)	EUR600	662,322
3.63%, 10/02/34(a)	EUR100	112,847
NorteGas Energia Distribucion SAU, 2.07%, 09/28/27(a)	EUR200	222,139
Programa Cedulas TDA Fondo de Titulizacion de Activos
4.25%, 03/28/27	EUR300	352,813
Series A6, 4.25%, 04/10/31	EUR800	987,203
Red Electrica Financiaciones SA
1.00%, 04/21/26(a)	EUR300	336,414
3.00%, 01/17/34(a)	EUR200	219,582
Redeia Corp. SA, 3.38%, 07/09/32(a)	EUR200	228,353
Redexis SA, 4.38%, 05/30/31(a)	EUR200	229,147
Repsol Europe Finance SARL, 0.88%, 07/06/33(a)	EUR400	371,788
Repsol International Finance BV, 0.25%, 08/02/27(a)	EUR600	647,758
Santander Consumer Finance SA
0.50%, 01/14/27(a)	EUR400	438,762
3.75%, 01/17/29(a)	EUR300	350,880
Telefonica Emisiones SA
1.20%, 08/21/27(a)	EUR500	551,150
1.46%, 04/13/26(a)	EUR300	336,973
1.72%, 01/12/28(a)	EUR500	555,784
1.79%, 03/12/29(a)	EUR200	219,461
1.81%, 05/21/32(a)	EUR800	818,943
1.96%, 07/01/39(a)	EUR125	107,708
2.32%, 10/17/28(a)	EUR100	112,116
2.93%, 10/17/29(a)	EUR400	456,624
3.70%, 01/24/32(a)	EUR200	231,291

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Spain (continued)
4.06%, 01/24/36(a)	EUR400	$460,528
		50,799,597
Supranational — 0.5%
Asian Development Bank
1.40%, 02/06/37	EUR200	189,396
2.55%, 01/10/31	EUR500	567,817
4.50%, 06/20/30	AUD1,160	760,752
5.13%, 10/24/28	GBP1,000	1,383,384
Asian Infrastructure Investment Bank (The), 4.00%, 07/22/27(a)	GBP1,000	1,333,906
Council of Europe Development Bank
0.00%, 01/20/31(a)	EUR700	689,740
0.38%, 12/15/25(a)	GBP300	390,340
0.75%, 01/24/28(a)	EUR200	218,752
2.63%, 01/11/34(a)	EUR500	559,381
2.88%, 04/13/30(a)	EUR1,000	1,158,922
European Financial Stability Facility
0.88%, 09/05/28(a)	EUR750	816,204
3.00%, 12/15/28(a)	EUR1,700	1,983,847
3.38%, 08/30/38(a)	EUR1,350	1,565,314
European Investment Bank
2.75%, 07/30/30(a)	EUR1,450	1,673,856
2.75%, 01/16/34(a)	EUR1,886	2,139,957
3.00%, 11/15/28(a)	EUR1,500	1,749,307
3.00%, 07/15/33(a)	EUR730	845,293
3.88%, 04/12/28(a)	GBP100	133,333
4.20%, 08/21/28	AUD1,000	652,362
4.88%, 12/16/30(a)	GBP500	692,846
European Stability Mechanism
3.00%, 03/15/28(a)	EUR1,000	1,162,678
3.00%, 08/23/33(a)	EUR1,198	1,387,324
European Union, 3.38%, 10/04/38(a)	EUR2,586	2,940,891
Inter-American Development Bank
0.50%, 09/15/26	GBP300	381,831
4.00%, 12/17/29	GBP357	476,261
4.70%, 10/03/30(a)	AUD400	265,262
International Bank for Reconstruction & Development
0.00%, 01/15/27	EUR700	766,946
0.00%, 04/24/28	EUR300	319,307
0.10%, 09/17/35	EUR600	506,948
1.20%, 08/08/34	EUR1,000	982,399
3.10%, 04/14/38	EUR450	507,701
3.45%, 09/13/38	EUR850	991,949
4.88%, 08/15/30	GBP500	692,315
International Development Association, 3.20%, 01/18/44(a)	EUR500	553,070
International Finance Corp., 4.50%, 10/02/28	GBP900	1,222,126
Nordic Investment Bank
2.50%, 01/30/30(a)	EUR300	342,539
2.63%, 01/24/31(a)	EUR430	491,615
PartnerRe Ireland Finance DAC, 1.25%, 09/15/26(a)	EUR300	334,274
		33,830,145
Sweden — 0.8%
Akelius Residential Property Financing BV
0.75%, 02/22/30(a)	EUR200	196,536
1.00%, 01/17/28(a)	EUR300	321,559
Alfa Laval Treasury International AB, 1.38%, 02/18/29(a)	EUR200	214,103
Security	Par (000)	Value
Sweden (continued)
Assa Abloy AB, 4.13%, 09/13/35(a)	EUR200	$237,395
Balder Finland OYJ
1.00%, 01/20/29(a)	EUR200	208,166
2.00%, 01/18/31(a)	EUR400	410,378
Castellum Helsinki Finance Holding Abp, 0.88%, 09/17/29(a)	EUR300	303,874
Danske Hypotek AB
3.50%, 12/20/28(a)	SEK8,000	855,271
Series 2512, 1.00%, 12/17/25(a)	SEK6,000	616,144
EQT AB, 2.88%, 04/06/32(a)	EUR300	321,261
Essity AB, 0.25%, 02/08/31(a)	EUR300	290,440
Fastighets AB Balder
1.13%, 01/29/27(a)	EUR250	275,038
1.25%, 01/28/28(a)	EUR100	107,435
H&M Finance BV, 0.25%, 08/25/29(a)	EUR150	151,754
Heimstaden Bostad Treasury BV
1.00%, 04/13/28(a)	EUR250	261,704
1.38%, 03/03/27	EUR300	325,069
1.63%, 10/13/31(a)	EUR400	384,084
Hemso Treasury OYJ, 0.00%, 01/19/28(a)	EUR117	122,936
Investor AB
1.50%, 09/12/30(a)	EUR200	211,632
1.50%, 06/20/39(a)	EUR200	171,020
4.00%, 03/31/38(a)	EUR300	348,506
Lansforsakringar Bank AB, 3.75%, 01/17/29(a)	EUR400	467,750
Lansforsakringar Hypotek AB
0.00%, 09/27/28(a)	EUR500	525,044
0.50%, 09/20/28(a)	SEK6,000	581,151
3.00%, 09/19/29(a)	SEK18,000	1,888,844
3.13%, 05/03/30(a)	EUR200	233,599
Series 519, 1.50%, 09/16/26(a)	SEK6,000	614,642
Molnlycke Holding AB, 4.25%, 06/11/34(a)	EUR200	233,722
Nordea Hypotek AB
0.50%, 09/16/26(a)	SEK4,000	404,284
1.00%, 09/17/25(a)	SEK5,000	514,932
3.50%, 09/20/28(a)	SEK4,000	427,175
Series 5537, 1.00%, Series 5537, 06/16/27(a)	SEK18,000	1,813,009
Series 5539, 3.50%, Series 5539, 10/26/29(a)	SEK10,000	1,070,547
Sagax Euro Mtn NL BV, 0.75%, 01/26/28(a)	EUR300	318,242
Sandvik AB, 0.38%, 11/25/28(a)	EUR400	417,579
Securitas AB, 0.25%, 02/22/28(a)	EUR300	317,848
Skandinaviska Enskilda Banken AB
0.38%, 06/21/28(a)	EUR600	633,289
0.63%, 11/12/29(a)	EUR400	407,527
0.75%, 06/28/27(a)	EUR500	550,923
1.00%, 12/19/29(a)	SEK4,000	383,314
1.75%, 11/11/26(a)	EUR600	674,696
3.00%, 11/06/28(a)	SEK2,000	210,258
3.00%, 12/06/29(a)	SEK10,000	1,048,727
3.13%, 11/05/31(a)	EUR300	338,181
3.25%, 05/04/28(a)	EUR400	466,494
3.88%, 05/09/28(a)	EUR300	353,240
4.00%, 11/09/26(a)	EUR400	464,419
4.50%, 11/27/34, (5-year EURIBOR ICE Swap + 1.800%)(a)(b)	EUR100	117,633
Series 580, 1.00%, 12/17/25(a)	SEK4,000	410,762
Series 581, 0.50%, Series 581, 12/16/26(a)	SEK4,000	402,523
SKF AB, 0.25%, 02/15/31(a)	EUR400	412,475
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Sweden (continued)
Stadshypotek AB
0.00%, 11/24/28(a)	EUR400	$418,285
0.00%, 09/30/30(a)	EUR500	494,381
0.13%, 10/05/26(a)	EUR200	220,632
2.50%, 12/01/27(a)	SEK8,000	830,484
3.63%, 06/20/28(a)	SEK4,000	428,223
Series 1590, 1.00%, 09/03/25(a)	SEK2,000	206,067
Series 1591, 0.50%, 06/01/26(a)	SEK10,000	1,015,810
Series 1592, 1.00%, 03/01/27(a)	SEK14,000	1,416,094
Series 1594, 2.00%, 09/01/28(a)	SEK10,000	1,018,984
Series 1595, 4.00%, Series 1595, 05/02/29(a)	SEK50,000	5,447,738
Svenska Handelsbanken AB
0.05%, 09/06/28(a)	EUR300	312,829
1.38%, 02/23/29(a)	EUR550	589,829
2.63%, 09/05/29(a)	EUR400	452,514
3.25%, 06/01/33, (5-year EUR Swap + 1.800%)(a)(b)	EUR100	113,424
3.38%, 02/17/28(a)	EUR500	581,012
3.63%, 11/04/36, (5-year EURIBOR ICE Swap + 1.400%)(a)(b)	EUR200	224,942
3.75%, 02/15/34(a)	EUR300	348,626
Sveriges Sakerstallda Obligationer AB
0.00%, 03/14/30(a)	EUR1,000	1,008,499
0.38%, 06/05/29(a)	EUR250	261,937
0.88%, 03/29/27(a)	EUR350	388,202
1.75%, 02/10/32(a)	EUR100	106,704
2.00%, 06/17/26(a)	SEK5,000	515,987
2.73%, 02/12/30	SEK19,000	1,965,271
Series 148, 0.25%, 06/09/27(a)	SEK24,000	2,380,251
Swedbank AB
0.30%, 05/20/27, (1-year EUR Swap + 0.570%)(a)(b)	EUR700	775,445
1.38%, 12/08/27, (1-year UK Government Bond + 1.000%)(a)(b)	GBP400	506,371
2.10%, 05/25/27(a)	EUR500	562,693
4.25%, 07/11/28(a)	EUR500	593,382
Swedbank Hypotek AB
1.00%, 06/18/25(a)	SEK8,600	888,383
1.00%, 03/18/26(a)	SEK4,000	409,538
1.00%, 03/17/27(a)	SEK12,000	1,213,023
1.38%, 05/31/27(a)	EUR500	558,578
3.00%, 03/15/28(a)	SEK2,000	210,254
3.13%, 07/05/28(a)	EUR450	523,069
Series 199, 3.00%, Series 199, 03/28/29(a)	SEK10,000	1,050,991
Tele2 AB, 2.13%, 05/15/28(a)	EUR525	587,135
Telefonaktiebolaget LM Ericsson, 1.13%, 02/08/27(a)	EUR700	773,009
Telia Co. AB
1.38%, 05/11/81, (5-year EUR Swap + 1.724%)(a)(b)	EUR100	111,155
2.13%, 02/20/34(a)	EUR650	675,551
2.75%, 06/30/83, (5-year EUR Swap + 1.946%)(a)(b)	EUR300	330,613
Vattenfall AB
0.13%, 02/12/29(a)	EUR300	312,646
6.88%, 04/15/39(a)	GBP360	524,145
Volvo Treasury AB
2.00%, 08/19/27(a)	EUR300	335,679
4.63%, 02/14/28(a)	GBP200	265,581
Security	Par (000)	Value
Sweden (continued)
6.13%, 06/22/28(a)	GBP200	$277,106
		55,268,206
Switzerland — 0.9%
ABB Finance BV, 0.00%, 01/19/30(a)	EUR304	301,714
Adecco International Financial Services BV
1.00%, 03/21/82, (5-year EUR Swap + 1.265%)(a)(b)	EUR200	211,960
1.25%, 11/20/29(a)	EUR225	237,375
Argentum Netherlands BV for Givaudan SA, 2.00%, 09/17/30(a)	EUR400	434,519
Argentum Netherlands BV for Zurich Insurance Co. Ltd.
2.75%, 02/19/49, (3-mo. EURIBOR + 3.200%)(a)(b)	EUR100	110,181
3.50%, 10/01/46, (3-mo. EURIBOR + 3.950%)(a)(b)	EUR200	228,115
Cloverie PLC for Zurich Insurance Co. Ltd., 1.50%, 12/15/28(a)	EUR250	270,916
ELM BV for Swiss Life Insurance & Pension Group, 4.50%, (3-mo. EURIBOR + 5.100%)(a)(b)(c)	EUR300	344,580
Firmenich Productions Participations SAS, 1.75%, 04/30/30(a)	EUR350	375,419
Gatwick Funding Ltd., 3.63%, 10/16/35(a)	EUR300	337,515
Helvetia Europe SA, 2.75%, 09/30/41, (5-year EUR Swap + 3.950%)(a)(b)	EUR200	209,748
Holcim Finance Luxembourg SA
0.50%, 09/03/30(a)	EUR200	198,207
0.50%, 04/23/31(a)	EUR750	726,246
0.63%, 04/06/30(a)	EUR250	252,118
2.25%, 05/26/28(a)	EUR400	451,278
IWG U.S. Finance LLC, 6.50%, 06/28/30(a)	EUR200	245,724
Lunar Funding V for Swisscom AG, 1.13%, 10/12/26(a)	EUR910	1,013,738
Nestle Finance International Ltd., 0.38%, 05/12/32(a)	EUR100	95,260
Novartis Finance SA
0.63%, 09/20/28(a)	EUR700	748,984
1.38%, 08/14/30(a)	EUR520	551,825
Pfandbriefbank schweizerischer Hypothekarinstitute AG
0.00%, 02/25/28(a)	CHF1,100	1,321,958
0.00%, 02/26/30(a)	CHF2,400	2,845,584
0.00%, 05/10/45(a)	CHF1,950	1,942,852
0.00%, 08/26/49(a)	CHF1,400	1,339,397
0.13%, 09/23/32(a)	CHF200	233,369
0.25%, 10/06/42(a)	CHF400	428,971
2.00%, 03/03/33(a)	CHF100	133,520
2.00%, 04/02/38(a)	CHF400	551,143
Series 640, 0.38%, 09/23/43(a)	CHF200	217,960
Series 675, 0.00%, 06/15/27(a)	CHF2,700	3,255,253
Series 682, 0.00%, 04/06/27(a)	CHF1,500	1,809,876
Series 691, 0.25%, 03/15/41(a)	CHF200	217,261
Series 695, 0.00%, 10/26/29(a)	CHF1,800	2,139,994
Series 696, 0.13%, 11/19/32(a)	CHF500	582,123
Series 697, 0.00%, 05/20/41(a)	CHF1,800	1,870,357
Series 700, 0.13%, 03/19/31(a)	CHF300	354,901
Pfandbriefzentrale der schweizerischen Kantonalbanken AG
0.00%, 03/13/28(a)	CHF900	1,081,268
0.00%, 04/02/31(a)	CHF300	351,891

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Switzerland (continued)
1.85%, 11/26/38(a)	CHF500	$679,372
Series 483, 0.00%, 01/27/27(a)	CHF2,500	3,016,979
Series 515, 0.10%, 12/03/31(a)	CHF500	586,401
Series 519, 0.13%, 04/23/32(a)	CHF425	497,435
Series 524, 0.00%, 06/21/28(a)	CHF225	269,839
Series 526, 0.00%, 07/19/30(a)	CHF1,500	1,771,239
Series 528, 0.00%, 03/15/30(a)	CHF2,300	2,724,576
Series 529, 0.00%, 02/05/29(a)	CHF1,600	1,911,555
Series 530, 0.00%, 03/18/33(a)	CHF2,425	2,788,445
Series 531, 0.00%, 02/15/36(a)	CHF2,870	3,182,858
Richemont International Holding SA
1.13%, 05/26/32(a)	EUR300	298,048
1.50%, 03/26/30(a)	EUR710	757,075
Sika Capital BV
1.50%, 04/29/31(a)	EUR300	312,523
3.75%, 05/03/30(a)	EUR250	293,793
Swiss Life Finance I AG, Series ., 3.75%, Series ., 03/24/35(a)	EUR200	227,361
Swiss Re Finance Luxembourg SA, 2.53%, 04/30/50, (1-year EURIBOR ICE Swap + 2.850%)(a)(b)	EUR300	323,971
Swisscom Finance BV
3.50%, 11/29/31(a)	EUR300	349,275
3.88%, 05/29/44(a)	EUR100	111,459
UBS AG/London
0.00%, 03/31/26(a)	EUR200	222,001
0.25%, 09/01/28(a)	EUR100	104,511
0.50%, 03/31/31(a)	EUR900	878,012
5.50%, 08/20/26(a)	EUR650	765,228
UBS Group AG
0.25%, 11/05/28, (1-year EUR Swap + 0.770%)(a)(b)	EUR600	637,691
0.63%, 01/18/33(a)	EUR547	497,226
0.63%, 02/24/33(a)	EUR200	182,775
0.65%, 01/14/28, (1-year EURIBOR ICE Swap + 0.770%)(a)(b)	EUR550	602,210
1.00%, 06/24/27, (1-year EURIBOR ICE Swap + 1.050%)(a)(b)	EUR380	422,712
1.88%, 11/03/29, (1-day SONIA + 0.960%)(a)(b)	GBP200	241,940
1.88%, 11/03/29, (1-day SONIA + 0.960%)(a)(b)	GBP200	241,940
2.13%, 11/15/29, (1-year UK Government Bond + 1.550%)(a)(b)	GBP200	243,360
2.75%, 06/15/27, (1-year EURIBOR ICE Swap + 1.150%)(a)(b)	EUR400	454,218
2.88%, 02/12/30, (1-year EURIBOR ICE Swap + 0.780%)(a)(b)	EUR300	336,767
2.88%, 04/02/32, (1-year EUR Swap + 1.950%)(a)(b)	EUR500	548,843
3.25%, 02/12/34, (1-year EURIBOR ICE Swap + 1.050%)(a)(b)	EUR400	439,020
7.00%, 09/30/27, (1-year UK Government Bond + 4.200%)(a)(b)	GBP600	820,626
7.75%, 03/01/29, (1-year EURIBOR ICE Swap + 4.950%)(a)(b)	EUR750	958,385
7.75%, 03/01/29, (1-year EURIBOR ICE Swap + 4.950%)(a)(b)	EUR100	127,785
UBS Switzerland AG
0.00%, 10/31/30(a)	CHF460	536,925
3.15%, 06/21/31(a)	EUR200	232,051
Security	Par (000)	Value
Switzerland (continued)
3.30%, 03/05/29(a)	EUR500	$583,258
Zuercher Kantonalbank
0.00%, 05/15/26(a)	EUR200	221,200
0.05%, 02/05/31(a)	CHF500	587,542
4.16%, 06/08/29, (1-year EURIBOR ICE Swap + 1.150%)(a)(b)	EUR700	825,333
Zurich Finance Ireland Designated Activity Co.
1.63%, 06/17/39(a)	EUR200	173,085
5.13%, 11/23/52, (5-year UK Government Bond + 4.100%)(a)(b)	GBP300	384,931
		60,394,879
United Arab Emirates — 0.0%
DP World Ltd./United Arab Emirates, 4.25%, 09/25/30(a)	GBP350	445,811
Emirates Telecommunications Group Co. PJSC, 2.75%, 06/18/26(a)	EUR600	679,288
MDGH GMTN RSC Ltd., 6.88%, 03/14/26(a)	GBP100	135,472
		1,260,571
United Kingdom — 1.7%
3i Group PLC, 3.75%, 06/05/40(a)	GBP200	203,036
Affinity Sutton Capital Markets PLC, 4.25%, 10/08/42(a)	GBP100	108,016
Affordable Housing Finance PLC
2.89%, 08/11/45(a)	GBP550	524,208
3.80%, 05/20/44(a)	GBP100	110,557
Anglian Water Osprey Financing PLC, 4.00%, 03/08/26(a)	GBP200	257,261
Anglian Water Services Financing PLC
4.50%, 02/22/26(a)	GBP350	464,781
6.00%, 06/20/39(a)	GBP200	255,938
6.25%, 09/12/44(a)	GBP200	252,413
Aspire Defence Finance PLC, Series B, 4.67%, 03/31/40	GBP308	390,714
Associated British Foods PLC, 2.50%, 06/16/34(a)	GBP200	215,409
Assura Financing PLC, 3.00%, 07/19/28(a)	GBP550	692,311
Aster Treasury PLC, 4.50%, 12/18/43(a)	GBP250	284,772
Astrazeneca Finance LLC, 3.12%, 08/05/30(a)	EUR100	115,435
AstraZeneca PLC, 0.38%, 06/03/29(a)	EUR509	527,248
Aviva PLC
1.88%, 11/13/27(a)	EUR366	407,418
5.13%, 06/04/50, (1-day SONIA + 4.022%)(a)(b)	GBP400	519,311
6.88%, 05/20/58, (1-day SONIA + 3.379%)(a)(b)	GBP200	266,973
Babcock International Group PLC, 1.38%, 09/13/27(a)	EUR225	246,933
Barclays PLC
0.58%, 08/09/29, (1-year EUR Swap + 1.260%)(a)(b)	EUR800	840,279
2.17%, 06/23/27(a)(b)	CAD200	143,189
3.25%, 02/12/27(a)	GBP550	712,897
3.25%, 01/17/33	GBP700	789,209
3.94%, 01/31/36, (1-year EURIBOR ICE Swap + 1.550%)(a)(b)	EUR100	111,596
4.35%, 05/08/35, (1-year EURIBOR ICE Swap + 1.550%)(a)(b)	EUR500	579,364
4.62%, 03/26/37, (5-year EURIBOR ICE Swap + 2.050%)(a)(b)	EUR400	458,146
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
4.97%, 05/31/36, (5-year EURIBOR ICE Swap + 2.100%)(a)(b)	EUR200	$234,519
5.26%, 01/29/34, (1-year EUR Swap + 2.550%)(a)(b)	EUR600	739,492
7.09%, 11/06/29, (1-year GBP Swap + 2.553%)(a)(b)	GBP600	847,976
BAT International Finance PLC
2.25%, 01/16/30(a)	EUR776	844,392
4.13%, 04/12/32(a)	EUR600	694,519
6.00%, 11/24/34(a)	GBP300	404,861
BAT Netherlands Finance BV, 3.13%, 04/07/28(a)	EUR500	573,641
BG Energy Capital PLC, 5.00%, 11/04/36(a)	GBP200	260,469
Blend Funding PLC, Series ETMN, 3.46%, 09/21/49(a)	GBP100	92,349
BP Capital Markets BV, 4.32%, 05/12/35(a)	EUR200	237,750
BP Capital Markets PLC
1.10%, 11/15/34(a)	EUR300	270,980
1.23%, 05/08/31(a)	EUR600	605,737
1.57%, 02/16/27(a)	EUR435	486,337
1.59%, 07/03/28(a)	EUR550	606,515
2.82%, 04/07/32(a)	EUR190	207,915
3.25%, (5-year EUR Swap + 3.520%)(a)(b)(c)	EUR400	451,515
3.63%, (5-year EUR Swap + 3.780%)(a)(b)(c)	EUR550	610,452
4.25%, (5-year UK Government Bond + 3.887%)(a)(b)(c)	GBP450	582,546
6.00%, , (5-year UK Government Bond + 1.731%)(a)(b)(c)	GBP100	131,936
Series MPLE, 3.47%, 05/15/25(a)	CAD300	217,669
British Telecommunications PLC
2.13%, 09/26/28(a)	EUR450	503,685
3.13%, 11/21/31(a)	GBP300	356,680
3.13%, 02/11/32(a)	EUR200	223,994
3.38%, 08/30/32(a)	EUR450	510,141
4.25%, 01/06/33(a)	EUR200	238,200
6.38%, 06/23/37(a)	GBP350	482,843
Broadgate Financing PLC, Series C2, 5.10%, 04/05/35(a)	GBP107	136,246
Bunzl Finance PLC
1.50%, 10/30/30(a)	GBP150	167,408
3.38%, 04/09/32(a)	EUR200	222,230
BUPA Finance PLC, 4.13%, 06/14/35(a)	GBP200	223,843
Burberry Group PLC, 5.75%, 06/20/30(a)	GBP200	257,750
Cadent Finance PLC
2.13%, 09/22/28(a)	GBP400	490,669
3.13%, 03/21/40(a)	GBP400	376,478
4.25%, 07/05/29(a)	EUR300	356,620
5.63%, 01/11/36(a)	GBP100	129,632
Cardiff University, 3.00%, 12/07/55(a)	GBP100	78,214
Catalyst Housing Ltd., 3.13%, 10/31/47(a)	GBP100	84,305
CCEP Finance Ireland DAC
0.50%, 09/06/29(a)	EUR425	438,322
0.88%, 05/06/33(a)	EUR300	281,625
1.50%, 05/06/41(a)	EUR200	162,168
Centrica PLC, 7.00%, 09/19/33(a)	GBP245	356,896
Chancellor Masters & Scholars of The University of Cambridge (The), 2.35%, 06/27/78(a)	GBP100	66,526
Channel Link Enterprises Finance PLC, Series A5, 3.04%, 06/30/50, (1-day SONIA + 0.276%)(a)(b)	GBP250	303,465
Security	Par (000)	Value
United Kingdom (continued)
Church Commissioners for England, 3.63%, 07/14/52(a)	GBP100	$94,913
Circle Anglia Social Housing PLC, 7.25%, 11/12/38(a)	GBP250	380,264
Citizen Treasury PLC, 3.25%, 10/20/48(a)	GBP100	86,902
CK Hutchison Europe Finance 21 Ltd., 1.00%, 11/02/33(a)	EUR200	181,026
CK Hutchison Finance 16 Ltd., Series B, 2.00%, 04/06/28(a)	EUR300	332,339
CK Hutchison Group Telecom Finance SA
0.75%, 04/17/26(a)	EUR210	233,667
1.13%, 10/17/28(a)	EUR400	425,909
2.63%, 10/17/34(a)	GBP300	290,957
Clarion Funding PLC, 2.63%, 01/18/29(a)	GBP300	371,824
Clydesdale Bank PLC, 0.00%, 09/22/26(a)	EUR400	440,638
Coca-Cola Europacific Partners PLC
0.20%, 12/02/28(a)	EUR450	465,642
1.88%, 03/18/30(a)	EUR300	323,358
Compass Group Finance Netherlands BV, 1.50%, 09/05/28(a)	EUR300	329,430
Compass Group PLC, 3.25%, 09/16/33(a)	EUR200	224,490
Coventry Building Society
0.13%, 06/20/26(a)	EUR300	332,357
3.13%, 10/29/29(a)	EUR400	454,487
5.88%, 03/12/30, (1-year UK Government Bond + 1.950%)(a)(b)	GBP300	409,989
CPUK Finance Ltd.
3.69%, 02/28/47(a)	GBP350	443,778
6.14%, 02/28/47(a)	GBP200	272,698
DCC Group Finance Ireland DAC, 4.38%, 06/27/31(a)	EUR200	231,284
Diageo Capital BV Co., 1.88%, 06/08/34(a)	EUR200	201,213
Diageo Finance PLC
2.38%, 05/20/26(a)	EUR550	623,039
2.38%, 06/08/28(a)	GBP500	629,376
2.50%, 03/27/32(a)	EUR300	327,526
2.75%, 06/08/38(a)	GBP400	399,833
3.13%, 02/28/31(a)	EUR200	228,161
3.38%, 08/30/35(a)	EUR100	111,061
3.75%, 08/30/44(a)	EUR100	107,730
DS Smith PLC, 4.38%, 07/27/27(a)	EUR400	469,845
DWR Cymru Financing U.K. PLC
1.38%, 03/31/33(a)	GBP400	393,651
5.75%, 09/10/44(a)	GBP100	125,197
Eastern Power Networks PLC, 5.38%, 10/02/39(a)	GBP100	126,983
easyJet FinCo BV, 1.88%, 03/03/28(a)	EUR450	498,563
Eversholt Funding PLC
2.74%, 06/30/40(a)	GBP278	314,332
3.53%, 08/07/42(a)	GBP250	260,500
Experian Finance PLC, 3.51%, 12/15/33(a)	EUR200	227,381
Gatwick Funding Ltd.
2.50%, 04/15/32(a)	GBP200	237,355
2.88%, 07/05/51(a)	GBP300	230,397
3.13%, 09/28/41(a)	GBP100	96,344
6.13%, 03/02/28(a)	GBP100	134,729
GlaxoSmithKline Capital PLC
1.00%, 09/12/26(a)	EUR400	446,540
1.38%, 09/12/29(a)	EUR300	322,096
1.63%, 05/12/35(a)	GBP200	192,714
3.38%, 12/20/27(a)	GBP200	261,207

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
5.25%, 12/19/33	GBP278	$382,215
6.38%, 03/09/39	GBP350	501,699
Global Switch Holdings Ltd., 2.25%, 05/31/27(a)	EUR360	404,839
Grainger PLC, 3.00%, 07/03/30(a)	GBP300	358,875
Great Rolling Stock Co. PLC (The), 6.88%, 07/27/35(a)	GBP212	303,006
Greene King Finance PLC, 3.59%, 03/15/35(a)	GBP119	147,638
Guinness Partnership Ltd. (The), 2.00%, 04/22/55(a)	GBP200	119,647
Hammerson Ireland Finance DAC, 1.75%, 06/03/27(a)	EUR300	332,778
Hammerson PLC, 5.88%, 10/08/36(a)	GBP100	127,713
Heathrow Funding Ltd.
1.13%, 10/08/32(a)	EUR300	305,177
1.50%, 02/11/32(a)	EUR436	459,827
1.88%, 03/14/36(a)	EUR200	194,831
2.75%, 08/09/51(a)	GBP200	150,318
3.73%, 04/13/35(a)	CAD200	139,958
4.50%, 07/11/35(a)	EUR100	120,090
5.88%, 05/13/43(a)	GBP300	387,981
6.45%, 12/10/33(a)	GBP300	424,319
Series MPLE, 3.78%, 09/04/32(a)	CAD200	144,625
Hexagon Housing Association Ltd., 3.63%, 04/22/48(a)	GBP100	90,344
HSBC Bank Capital Funding Sterling 1 LP, 5.84%, (1-day SONIA + 2.036%)(a)(b)(c)	GBP350	487,847
HSBC Holdings PLC
0.77%, 11/13/31, (3-mo. EURIBOR + 1.034%)(a)(b)	EUR400	394,063
3.00%, 07/22/28, (1-year GBP Swap + 1.650%)(b)	GBP620	792,051
3.02%, 06/15/27, (3-mo. EURIBOR + 1.445%)(a)(b)	EUR900	1,022,120
3.13%, 06/07/28	EUR550	624,970
3.45%, 09/25/30, (3-mo. EURIBOR + 1.189%)(a)(b)	EUR200	227,948
3.83%, 09/25/35, (3-mo. EURIBOR + 1.458%)(a)(b)	EUR300	338,053
4.60%, 03/22/35, (5-year EURIBOR ICE Swap + 1.850%)(a)(b)	EUR600	702,046
4.79%, 03/10/32, (3-mo. EURIBOR + 1.550%)(a)(b)	EUR678	820,462
5.29%, 09/16/32, (1-day SONIA + 1.730%)(a)(b)	GBP200	265,468
6.00%, 03/29/40(a)	GBP350	436,181
6.21%, 03/21/34, (3-month BB Swap + 2.300%)(a)(b)	AUD550	361,819
6.75%, 09/11/28(a)	GBP300	417,926
6.80%, 09/14/31, (1-day SONIA + 2.124%)(b)	GBP200	284,679
Hyde Housing Association Ltd., 1.75%, 08/18/55(a)	GBP100	54,011
IG Group Holdings PLC, 3.13%, 11/18/28(a)	GBP100	123,660
Imperial Brands Finance Netherlands BV
1.75%, 03/18/33(a)	EUR200	194,801
5.25%, 02/15/31(a)	EUR300	370,047
Imperial Brands Finance PLC
3.88%, 02/12/34(a)	EUR200	221,458
4.88%, 06/07/32(a)	GBP200	255,101
Security	Par (000)	Value
United Kingdom (continued)
Informa PLC
1.25%, 04/22/28(a)	EUR100	$108,108
3.00%, 10/23/27(a)	EUR800	914,508
3.63%, 10/23/34(a)	EUR200	223,269
InterContinental Hotels Group PLC, 2.13%, 05/15/27(a)	EUR200	224,612
Intermediate Capital Group PLC, 2.50%, 01/28/30(a)	EUR300	325,825
International Consolidated Airlines Group SA, 3.75%, 03/25/29(a)	EUR200	230,863
Investec PLC, 1.88%, 07/16/28, (1-year UK Government Bond + 1.500%)(a)(b)	GBP300	371,211
ITV PLC, 1.38%, 09/26/26(a)	EUR250	280,102
J Sainsbury PLC, 5.63%, 01/29/35(a)	GBP200	262,947
Just Group PLC, 6.88%, 03/30/35(a)	GBP200	262,154
Land Securities Capital Markets PLC
2.38%, 03/29/29(a)	GBP100	127,556
2.63%, 09/22/39(a)	GBP340	339,756
4.63%, 09/23/34(a)	GBP100	126,905
Legal & General Group PLC
3.75%, 11/26/49, (5-year UK Government Bond + 4.050%)(a)(b)	GBP200	248,166
5.13%, 11/14/48, (5-year UK Government Bond + 4.650%)(a)(b)	GBP200	264,001
5.50%, 06/27/64, (5-year UK Government Bond + 3.170%)(a)(b)	GBP100	129,120
Libra Longhurst Group Treasury No. 2 PLC, 3.25%, 05/15/43(a)	GBP100	91,731
Lloyds Bank Corporate Markets PLC, 2.38%, 04/09/26(a)	EUR400	453,675
Lloyds Bank PLC
0.13%, 06/18/26(a)	EUR200	221,643
6.00%, 02/08/29(a)	GBP300	424,379
Lloyds Banking Group PLC
2.00%, 04/12/28, (1-year UK Government Bond + 1.180%)(a)(b)	GBP500	631,356
2.71%, 12/03/35, (5-year UK Government Bond + 2.400%)(a)(b)	GBP500	569,490
3.13%, 08/24/30, (1-year EUR Swap + 1.500%)(a)(b)	EUR300	339,272
3.13%, 08/24/30, (1-year EUR Swap + 1.500%)(a)(b)	EUR200	226,181
3.63%, 03/04/36, (1-year EUR Swap + 1.280%)(a)(b)	EUR200	221,768
3.88%, 05/14/32, (1-year EURIBOR ICE Swap + 1.180%)(a)(b)	EUR200	230,855
4.75%, 09/21/31, (1-year EUR Swap + 1.600%)(a)(b)	EUR600	725,591
7.09%, 08/31/33, (3-month BB Swap + 2.900%)(a)(b)	AUD250	168,003
Logicor U.K. PLC, 1.88%, 11/17/31(a)	GBP200	255,897
London & Quadrant Housing Trust
2.13%, 03/31/32(a)	GBP100	109,016
2.63%, 02/28/28(a)	GBP200	251,719
3.13%, 02/28/53(a)	GBP200	159,633
3.75%, 10/27/49(a)	GBP150	138,620
London & Quadrant Housing Trust Ltd., 5.50%, 01/27/40(a)	GBP200	256,560
London Stock Exchange Group PLC
1.75%, 12/06/27(a)	EUR600	668,154
1.75%, 09/19/29(a)	EUR150	162,891
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
Lseg Netherlands BV, 4.23%, 09/29/30(a)	EUR300	$359,335
M&G PLC
5.56%, 07/20/55, (5-year UK Government Bond + 4.160%)(a)(b)	GBP550	665,072
5.63%, 10/20/51, (5-year UK Government Bond + 5.000%)(a)(b)	GBP235	301,815
Manchester Airport Group Funding PLC, 2.88%, 09/30/44(a)	GBP450	373,274
Martlet Homes Ltd., 3.00%, 05/09/52(a)	GBP200	156,023
Metropolitan Funding PLC, 4.13%, 04/05/48(a)	GBP100	100,108
Motability Operations Group PLC
0.38%, 01/03/26(a)	EUR600	670,532
2.13%, 01/18/42(a)	GBP750	588,442
2.38%, 03/14/32(a)	GBP300	336,361
3.63%, 01/22/33(a)	EUR200	227,653
3.63%, 03/10/36(a)	GBP380	425,556
4.00%, 01/22/37(a)	EUR100	113,864
4.25%, 06/17/35(a)	EUR200	235,131
4.38%, 02/08/27(a)	GBP400	530,457
National Gas Transmission PLC, 1.63%, 01/14/43(a)	GBP200	135,324
National Grid Electricity Distribution East Midlands PLC, 3.95%, 09/20/32(a)	EUR200	234,611
National Grid Electricity Distribution South West PLC, 2.38%, 05/16/29(a)	GBP200	243,840
National Grid Electricity Distribution West Midlands PLC
5.75%, 04/16/32(a)	GBP400	546,050
6.00%, 05/09/25(a)	GBP150	199,925
National Grid Electricity Transmission PLC
2.00%, 04/17/40(a)	GBP650	525,650
2.30%, 06/22/29(a)	CAD200	138,564
National Grid PLC
0.75%, 09/01/33(a)	EUR300	272,671
4.28%, 01/16/35(a)	EUR150	176,785
Nationwide Building Society
0.25%, 09/14/28(a)	EUR750	783,216
0.63%, 03/25/27(a)	EUR150	165,283
1.38%, 06/29/32(a)	EUR500	514,948
2.25%, 06/25/29(a)	EUR300	337,454
3.00%, 03/24/32(a)	EUR300	345,073
3.25%, 01/20/28(a)	GBP300	386,597
3.31%, 05/02/34(a)	EUR200	233,166
4.38%, 04/16/34, (5-year EURIBOR ICE Swap + 1.650%)(a)(b)	EUR600	695,481
5.53%, 01/13/33, (1-year GBP Swap + 1.474%)(a)(b)	GBP300	401,790
Natwest Group PLC, 2.11%, 11/28/31, (5-year UK Government Bond + 1.750%)(a)(b)	GBP800	1,018,467
NatWest Group PLC
0.78%, 02/26/30, (3-mo. EURIBOR + 0.949%)(a)(b)	EUR900	932,853
1.04%, 09/14/32, (5-year EUR Swap + 1.270%)(a)(b)	EUR400	431,481
3.58%, 09/12/32, (3-mo. EURIBOR + 1.220%)(a)(b)	EUR200	227,709
3.62%, 03/29/29, (1-year UK Government Bond + 2.100%)(a)(b)	GBP500	644,371
3.72%, 02/25/35, (5-year EURIBOR ICE Swap + 1.400%)(a)(b)	EUR200	224,236
Security	Par (000)	Value
United Kingdom (continued)
NatWest Markets PLC
0.13%, 11/12/25(a)	EUR650	$728,285
0.13%, 06/18/26(a)	EUR808	893,081
3.13%, 01/10/30(a)	EUR200	228,034
Network Rail Infrastructure Finance PLC, 4.75%, 11/29/35	GBP450	598,936
NewRiver REIT PLC, 3.50%, 03/07/28(a)	GBP200	253,080
NIE Finance PLC, 2.50%, 10/27/25(a)	GBP400	526,538
Northern Gas Networks Finance PLC, 6.13%, 06/02/33(a)	GBP200	276,777
Northern Powergrid Northeast PLC, 1.88%, 06/16/62(a)	GBP200	104,768
Northern Powergrid Yorkshire PLC, 2.25%, 10/09/59(a)	GBP100	60,295
Northumbrian Water Finance PLC
1.63%, 10/11/26(a)	GBP210	266,895
2.38%, 10/05/27(a)	GBP100	124,850
5.63%, 04/29/33(a)	GBP300	395,167
Notting Hill Genesis
2.00%, 06/03/36(a)	GBP100	92,530
3.25%, 10/12/48(a)	GBP100	84,865
3.75%, 12/20/32(a)	GBP200	240,200
5.25%, 07/07/42(a)	GBP250	299,678
Optivo Finance PLC, 3.28%, 03/22/48(a)	GBP150	130,641
Orbit Capital PLC, 3.50%, 03/24/45(a)	GBP200	189,095
OSB Group PLC, 8.88%, 01/16/30, (1-year UK Government Bond + 5.255%)(a)(b)	GBP200	290,341
Paragon Treasury PLC, 2.00%, 05/07/36(a)	GBP100	92,299
Peabody Capital No. 2 PLC
2.75%, 03/02/34(a)	GBP100	108,061
3.25%, 09/14/48(a)	GBP200	171,056
Pension Insurance Corp. PLC, 5.63%, 09/20/30(a)	GBP563	736,799
Phoenix Group Holdings PLC
5.63%, 04/28/31(a)	GBP100	129,257
5.63%, 04/28/31(a)	GBP150	193,885
5.87%, 06/13/29(a)	GBP400	535,760
Places for People Homes Ltd., 3.63%, 11/22/28(a)	GBP300	384,465
Places For People Treasury PLC
2.50%, 01/26/36(a)	GBP200	195,547
6.25%, 12/06/41(a)	GBP200	266,070
Platform HG Financing PLC, 1.93%, 09/15/41(a)	GBP350	280,876
Prs Finance PLC, 2.00%, 01/23/29(a)	GBP200	247,362
Reckitt Benckiser Treasury Services Nederland BV, 0.75%, 05/19/30(a)	EUR416	427,694
Reckitt Benckiser Treasury Services PLC
1.75%, 05/19/32(a)	GBP300	328,314
3.63%, 06/20/29(a)	EUR300	351,115
RELX Finance BV
3.38%, 03/20/33(a)	EUR300	339,570
3.75%, 06/12/31(a)	EUR350	410,229
Rentokil Initial Finance BV, 4.38%, 06/27/30(a)	EUR300	356,428
Rentokil Initial PLC, 0.88%, 05/30/26(a)	EUR700	782,020
RL Finance Bonds No. 4 PLC, 4.88%, 10/07/49, (5-year UK Government Bond + 5.100%)(a)(b)	GBP200	210,603
Rothesay Life PLC
3.38%, 07/12/26(a)	GBP250	327,057
7.02%, 12/10/34(a)	GBP150	203,836

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
Sage Group PLC (The), 2.88%, 02/08/34(a)	GBP200	$218,595
Saltaire Finance PLC, 4.82%, 12/01/33(a)	GBP500	672,889
Sanctuary Capital PLC
2.38%, 04/14/50(a)	GBP300	217,136
6.70%, 03/23/39	GBP100	146,681
Santander U.K. Group Holdings PLC
0.60%, 09/13/29, (1-year EUR Swap + 0.800%)(a)(b)	EUR300	313,080
2.42%, 01/17/29, (1-year GBP Swap + 1.250%)(a)(b)	GBP300	373,606
3.53%, 08/25/28, (1-year EUR Swap + 1.850%)(a)(b)	EUR200	230,189
Santander U.K. PLC
0.05%, 01/12/27(a)	EUR100	109,463
1.13%, 03/12/27(a)	EUR400	444,995
2.88%, 01/12/32(a)	EUR200	228,390
3.00%, 03/12/29(a)	EUR400	463,058
3.13%, 05/12/31(a)	EUR200	231,986
5.25%, 02/16/29(a)	GBP150	206,908
Scottish Hydro Electric Transmission PLC
2.13%, 03/24/36(a)	GBP600	574,570
3.38%, 09/04/32(a)	EUR100	113,622
Scottish Widows Ltd., 7.00%, 06/16/43(a)	GBP100	132,579
Segro Capital SARL, 0.50%, 09/22/31(a)	EUR300	285,152
Segro PLC
2.38%, 10/11/29(a)	GBP310	375,088
5.13%, 12/06/41(a)	GBP100	121,774
Severn Trent Utilities Finance PLC
2.00%, 06/02/40(a)	GBP300	240,395
2.75%, 12/05/31(a)	GBP550	633,061
3.63%, 01/16/26(a)	GBP200	264,447
Sky Ltd.
2.25%, 11/17/25(a)	EUR600	678,776
6.00%, 05/21/27	GBP600	822,710
Smiths Group PLC, 2.00%, 02/23/27(a)	EUR200	225,492
South Eastern Power Networks PLC, 5.63%, 09/30/30(a)	GBP800	1,102,358
Southern Gas Networks PLC
3.10%, 09/15/36(a)	GBP300	307,298
3.50%, 10/16/30(a)	EUR200	227,840
Southern Housing, 3.50%, 10/19/47(a)	GBP300	269,127
Southern Housing Group Ltd., 2.38%, 10/08/36(a)	GBP100	95,846
Southern Water Services Finance Ltd.
5.13%, 09/30/56	GBP50	53,904
6.19%, 03/31/29(a)	GBP375	517,153
Series A4, 6.64%, 03/31/26(a)	GBP240	312,066
Sovereign Housing Capital PLC
2.38%, 11/04/48(a)	GBP100	71,932
5.50%, 01/24/57(a)	GBP200	244,094
SP Transmission PLC, 2.00%, 11/13/31(a)	GBP223	248,789
SSE PLC
3.50%, 03/18/32(a)	EUR300	345,739
4.00%, (5-year EUR Swap + 2.696%)(a)(b)(c)	EUR450	509,976
8.38%, 11/20/28(a)	GBP280	417,509
Standard Chartered PLC
1.20%, 09/23/31, (5-year EUR Swap + 1.550%)(a)(b)	EUR300	328,068
1.63%, 10/03/27, (1-year EURIBOR ICE Swap + 0.880%)(a)(b)	EUR559	622,884
Security	Par (000)	Value
United Kingdom (continued)
4.20%, 03/04/32, (1-year EUR Swap + 1.450%)(a)(b)	EUR500	$583,190
4.38%, 01/18/38(a)	GBP200	230,709
Telereal Securitisation PLC
1.96%, 12/10/33, (1-day SONIA + 4.439%)(a)(b)	GBP100	130,243
3.56%, 12/10/36(a)	GBP200	246,194
Tesco Corporate Treasury Services PLC
0.88%, 05/29/26(a)	EUR300	333,963
2.75%, 04/27/30(a)	GBP400	480,391
4.25%, 02/27/31(a)	EUR100	118,866
Tesco Property Finance 3 PLC, 5.74%, 04/13/40(a)	GBP347	458,256
Tesco Property Finance 6 PLC, 5.41%, 07/13/44(a)	GBP86	109,773
THFC Funding No. 2 PLC, 6.35%, 07/08/41	GBP250	353,030
Unilever Capital Corp., 3.40%, 06/06/33(a)	EUR100	115,636
Unilever PLC, 1.50%, 06/11/39(a)	EUR200	176,213
United Utilities Water Finance PLC
1.75%, 02/10/38(a)	GBP750	635,236
2.63%, 02/12/31(a)	GBP300	351,208
3.75%, 05/23/34(a)	EUR200	226,847
University of Liverpool, 3.38%, 06/25/55(a)	GBP100	85,000
University of Oxford, 2.54%, 12/08/2117(a)	GBP200	128,377
University of Southampton, 2.25%, 04/11/57(a)	GBP100	63,881
Urenco Finance NV, 3.25%, 06/13/32(a)	EUR400	451,204
Utmost Group PLC, 4.00%, 12/15/31(a)	GBP100	114,685
Virgin Money U.K. PLC
4.63%, 10/29/28, (1-year EUR Swap + 1.750%)(a)(b)	EUR250	295,907
7.63%, 08/23/29, (1-year UK Government Bond + 3.050%)(a)(b)	GBP300	429,901
Vodafone Group PLC
1.60%, 07/29/31(a)	EUR200	209,343
2.50%, 05/24/39(a)	EUR200	193,719
3.00%, 08/12/56(a)	GBP400	285,220
5.13%, 12/02/52(a)	GBP100	109,886
5.90%, 11/26/32(a)	GBP150	210,264
Vodafone International Financing DAC
3.75%, 12/02/34(a)	EUR450	519,620
4.00%, 02/10/43(a)	EUR200	221,509
Wales & West Utilities Finance PLC
1.88%, 05/28/41(a)	GBP200	156,440
3.00%, 08/03/38(a)	GBP200	199,720
Wellcome Trust Ltd. (The)
1.13%, 01/21/27(a)	EUR500	555,045
1.50%, 07/14/71(a)	GBP200	92,441
2.52%, 02/07/2118(a)	GBP150	95,539
Wessex Water Services Finance PLC
5.13%, 10/31/32(a)	GBP200	255,581
5.13%, 10/31/32(a)	GBP100	127,791
WHG Treasury PLC, 4.25%, 10/06/45(a)	GBP100	105,880
WPP Finance 2013, 4.00%, 09/12/33(a)	EUR275	317,243
WPP Finance SA
2.25%, 09/22/26(a)	EUR307	344,886
3.75%, 05/19/32(a)	GBP200	241,628
4.13%, 05/30/28(a)	EUR300	351,777
Yorkshire Building Society, 3.51%, 10/11/30, (1-year UK Government Bond + 2.050%)(a)(b)	GBP200	250,260
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Kingdom (continued)
Yorkshire Water Finance PLC
1.75%, 10/27/32(a)	GBP200	$204,423
2.75%, 04/18/41(a)	GBP300	253,168
5.25%, 04/28/30(a)	GBP200	263,824
		115,999,446
United States — 2.2%
3M Co., 1.50%, 11/09/26	EUR250	280,317
Abbott Ireland Financing DAC, 1.50%, 09/27/26(a)	EUR500	559,922
AbbVie Inc., 0.75%, 11/18/27	EUR500	543,319
Air Products and Chemicals Inc.
0.80%, 05/05/32	EUR200	193,452
3.45%, 02/14/37	EUR100	108,950
Albemarle New Holding GmbH, 1.63%, 11/25/28(a)	EUR200	212,748
Altria Group Inc., 3.13%, 06/15/31	EUR300	331,340
American Honda Finance Corp.
1.50%, 10/19/27	GBP500	616,629
3.30%, 03/21/29	EUR300	343,150
3.65%, 04/23/31	EUR300	343,381
American International Group Inc., 1.88%, 06/21/27	EUR250	279,290
American Medical Systems Europe BV
1.38%, 03/08/28	EUR400	438,627
1.88%, 03/08/34	EUR400	399,228
3.25%, 03/08/34	EUR100	110,942
American Tower Corp.
0.95%, 10/05/30	EUR450	451,374
1.95%, 05/22/26	EUR325	365,512
4.63%, 05/16/31	EUR400	484,137
Amgen Inc., 4.00%, 09/13/29(a)	GBP450	583,346
Apple Inc.
0.50%, 11/15/31	EUR300	295,793
0.75%, 02/25/30(a)	CHF250	304,648
3.05%, 07/31/29	GBP200	255,770
Aptiv PLC / Aptiv Global Financing Ltd., 4.25%, 06/11/36	EUR200	219,380
AT&T Inc.
1.60%, 05/19/28	EUR400	440,535
1.60%, 05/19/28	EUR150	165,200
2.05%, 05/19/32	EUR100	104,691
2.35%, 09/05/29	EUR200	221,637
2.60%, 12/17/29	EUR755	842,743
3.15%, 09/04/36	EUR850	898,082
3.55%, 12/17/32	EUR500	570,573
4.00%, 11/25/25	CAD150	109,142
4.05%, 06/01/37	EUR300	342,272
4.30%, 11/18/34	EUR350	413,434
4.60%, 09/19/28(a)	AUD200	128,458
4.85%, 05/25/47	CAD150	104,517
4.88%, 06/01/44	GBP300	337,037
5.10%, 11/25/48	CAD150	107,837
5.50%, 03/15/27(a)	GBP450	607,255
7.00%, 04/30/40	GBP400	581,412
Athene Global Funding
0.37%, 09/10/26(a)	EUR400	438,349
0.63%, 01/12/28(a)	EUR300	321,384
4.76%, 04/21/27(a)	AUD200	126,840
Bank of America Corp.
0.58%, 08/24/28, (3-mo. EURIBOR + 0.760%)(a)(b)	EUR700	755,435
Security	Par (000)	Value
United States (continued)
0.65%, 10/26/31, (3-mo. EURIBOR + 0.940%)(a)(b)	EUR400	$393,241
0.69%, 03/22/31, (3-mo. EURIBOR + 0.790%)(a)(b)	EUR600	602,966
1.10%, 05/24/32, (3-mo. EURIBOR + 0.950%)(a)(b)	EUR400	396,166
1.66%, 04/25/28, (3-mo. EURIBOR + 0.890%)(a)(b)	EUR500	555,656
1.67%, 06/02/29, (1-year UK Government Bond + 1.100%)(a)(b)	GBP700	850,502
2.82%, 04/27/33, (3-mo. EURIBOR + 1.200%)(a)(b)	EUR300	324,232
3.49%, 03/10/34, (3-mo. EURIBOR + 1.110%)(a)(b)	EUR200	222,866
3.62%, 03/16/28(b)	CAD500	364,706
3.65%, 03/31/29, (3-mo. EURIBOR + 3.670%)(a)(b)	EUR350	405,002
Series MPLE, 1.98%, 09/15/27(b)	CAD150	107,057
Series MPLE, 2.60%, 04/04/29(b)	CAD100	71,083
Baxter International Inc., 1.30%, 05/15/29	EUR250	266,163
Becton Dickinson Euro Finance SARL
0.33%, 08/13/28	EUR325	340,911
1.21%, 06/04/26	EUR300	335,383
1.34%, 08/13/41	EUR500	377,529
4.03%, 06/07/36	EUR200	229,317
Berkshire Hathaway Finance Corp.
1.50%, 03/18/30	EUR200	213,774
2.00%, 03/18/34	EUR500	510,689
2.38%, 06/19/39	GBP400	366,404
2.63%, 06/19/59	GBP400	284,813
Berkshire Hathaway Inc.
0.50%, 01/15/41	EUR300	205,313
1.13%, 03/16/27	EUR440	487,657
2.15%, 03/15/28	EUR100	112,614
Blackstone Holdings Finance Co. LLC, 1.50%, 04/10/29(a)	EUR200	215,430
Booking Holdings Inc.
1.80%, 03/03/27	EUR430	481,059
1.80%, 03/03/27	EUR100	111,874
3.75%, 11/21/37	EUR100	110,440
3.88%, 03/21/45	EUR200	213,443
4.00%, 11/15/26	EUR535	620,047
4.00%, 03/01/44	EUR200	219,313
4.13%, 05/12/33	EUR200	235,048
4.13%, 05/12/33	EUR250	293,809
4.50%, 11/15/31	EUR325	394,164
BorgWarner Inc., 1.00%, 05/19/31	EUR200	194,364
BP Capital Markets BV
1.47%, 09/21/41(a)	EUR300	228,503
3.36%, 09/12/31(a)	EUR100	113,884
Carrier Global Corp.
3.63%, 01/15/37(a)	EUR200	217,013
4.50%, 11/29/32	EUR300	361,782
Chubb INA Holdings LLC
1.40%, 06/15/31	EUR330	335,097
2.50%, 03/15/38	EUR300	293,253
Citigroup Inc.
0.50%, 10/08/27, (3-mo. EURIBOR + 0.957%)(a)(b)	EUR800	879,312
1.25%, 04/10/29(a)	EUR400	425,709
1.50%, 10/26/28(a)	EUR600	652,283

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
1.75%, 10/23/26	GBP100	$127,633
1.75%, 10/23/26	GBP100	127,633
4.11%, 09/22/33, (3-mo. EURIBOR + 1.600%)(a)(b)	EUR200	233,883
4.11%, 09/22/33, (3-mo. EURIBOR + 1.600%)(a)(b)	EUR300	350,824
5.07%, 04/29/28(b)	CAD300	224,941
7.38%, 09/01/39(a)	GBP400	610,944
CNH Industrial Finance Europe SA, 1.75%, 03/25/27(a)	EUR450	501,114
CNH Industrial NV, 3.75%, 06/11/31(a)	EUR300	346,776
Coca-Cola Co. (The)
0.13%, 03/09/29	EUR676	696,593
1.00%, 03/09/41	EUR300	228,227
1.63%, 03/09/35	EUR213	206,815
3.13%, 05/14/32	EUR500	571,595
3.38%, 08/15/37	EUR300	333,735
3.75%, 08/15/53	EUR100	107,262
Colgate-Palmolive Co., 0.50%, 03/06/26	EUR360	401,705
Comcast Corp.
0.25%, 09/14/29	EUR100	101,635
1.25%, 02/20/40	EUR300	243,830
1.88%, 02/20/36	GBP200	189,387
3.25%, 09/26/32	EUR250	279,849
3.55%, 09/26/36	EUR400	443,104
5.25%, 09/26/40	GBP200	250,709
CRH Finance DAC, 1.38%, 10/18/28(a)	EUR300	325,473
Crh Finance U.K. PLC, 4.13%, 12/02/29(a)	GBP300	390,644
CRH SMW Finance DAC, 4.25%, 07/11/35(a)	EUR400	473,266
Danaher Corp., 2.50%, 03/30/30	EUR200	223,048
DH Europe Finance II SARL
0.45%, 03/18/28	EUR275	293,903
0.75%, 09/18/31	EUR400	393,137
1.35%, 09/18/39	EUR200	166,677
DH Europe Finance SARL, 1.20%, 06/30/27	EUR500	552,170
Digital Dutch Finco BV
1.00%, 01/15/32(a)	EUR550	526,508
1.50%, 03/15/30(a)	EUR300	312,725
Digital Intrepid Holding BV
0.63%, 07/15/31(a)	EUR200	190,579
1.38%, 07/18/32(a)	EUR100	95,847
Dover Corp., 0.75%, 11/04/27	EUR200	216,563
Dow Chemical Co. (The), 1.13%, 03/15/32	EUR400	385,166
Duke Energy Corp.
3.10%, 06/15/28	EUR200	227,331
3.75%, 04/01/31	EUR300	344,962
DXC Capital Funding DAC, 0.45%, 09/15/27(a)	EUR300	318,713
Eaton Capital UnLtd Co., 3.80%, 05/21/36(a)	EUR200	229,457
Eli Lilly & Co.
0.63%, 11/01/31	EUR400	392,652
1.13%, 09/14/51	EUR575	371,247
1.63%, 06/02/26	EUR350	394,027
Equinix Europe 2 Financing Corp. LLC
3.63%, 11/22/34	EUR100	110,471
3.65%, 09/03/33	EUR200	224,090
Equinix Inc., 0.25%, 03/15/27	EUR250	271,351
Experian Finance PLC
1.38%, 06/25/26(a)	EUR200	224,251
3.25%, 04/07/32(a)	GBP200	240,445
Security	Par (000)	Value
United States (continued)
Exxon Mobil Corp.
0.84%, 06/26/32	EUR350	$336,899
1.41%, 06/26/39	EUR250	204,720
FedEx Corp.
1.30%, 08/05/31(a)	EUR307	303,883
1.63%, 01/11/27	EUR340	379,911
Fidelity National Information Services Inc.
1.00%, 12/03/28	EUR350	367,970
1.50%, 05/21/27	EUR350	385,369
2.95%, 05/21/39	EUR100	99,576
Fiserv Inc.
1.63%, 07/01/30	EUR150	156,965
3.00%, 07/01/31	GBP300	353,774
4.50%, 05/24/31	EUR200	239,147
Ford Credit Canada Co., 6.38%, 11/10/28	CAD400	297,348
Ford Credit Canada Co./Canada
4.79%, 09/12/29	CAD200	139,626
5.58%, 05/23/31	CAD300	210,652
5.67%, 02/20/30	CAD200	143,294
Ford Motor Credit Co. LLC
4.07%, 08/21/30	EUR200	221,907
4.45%, 02/14/30	EUR200	227,533
4.87%, 08/03/27	EUR600	702,181
6.13%, 05/15/28	EUR500	605,407
GE Capital European Funding Unlimited Co., 4.63%, 02/22/27	EUR50	58,593
General Electric Co.
1.50%, 05/17/29	EUR225	243,146
2.13%, 05/17/37	EUR400	383,096
4.13%, 09/19/35(a)	EUR200	235,707
General Mills Inc.
3.65%, 10/23/30	EUR400	463,201
3.85%, 04/23/34	EUR300	343,129
General Motors Financial Co. Inc.
0.60%, 05/20/27(a)	EUR400	434,141
0.65%, 09/07/28(a)	EUR300	315,547
3.70%, 07/14/31(a)	EUR200	224,124
4.30%, 02/15/29(a)	EUR125	146,642
General Motors Financial of Canada Ltd.
5.00%, 02/09/29	CAD200	148,263
5.10%, 07/14/28	CAD200	148,853
5.20%, 02/09/28	CAD250	186,328
Global Payments Inc., 4.88%, 03/17/31	EUR200	237,101
Goldman Sachs Group Inc. (The)
0.25%, 01/26/28(a)	EUR617	657,984
0.88%, 01/21/30(a)	EUR200	206,191
1.00%, 03/18/33(a)	EUR650	611,014
1.63%, 07/27/26(a)	EUR455	510,675
1.88%, 12/16/30(a)	GBP450	507,499
2.00%, 03/22/28(a)	EUR550	614,940
2.88%, 06/03/26(a)	EUR488	555,769
3.13%, 07/25/29(a)	GBP200	250,357
3.50%, 01/23/33, (3-mo. EURIBOR + 1.150%)(a)(b)	EUR300	338,098
7.25%, 04/10/28	GBP545	775,405
Series MPLE, 2.01%, 02/28/29(b)	CAD300	209,498
Haleon Netherlands Capital BV
1.75%, 03/29/30(a)	EUR200	215,354
2.13%, 03/29/34(a)	EUR200	204,154
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
Haleon U.K. Capital PLC
2.88%, 10/29/28(a)	GBP200	$253,072
3.38%, 03/29/38(a)	GBP200	213,711
Highland Holdings SARL
0.32%, 12/15/26	EUR300	328,540
2.88%, 11/19/27	EUR300	342,288
Honeywell International Inc.
0.75%, 03/10/32	EUR300	287,362
3.75%, 03/01/36	EUR200	224,891
4.13%, 11/02/34	EUR352	412,752
IHG Finance LLC, 3.63%, 09/27/31(a)	EUR200	226,589
Illinois Tool Works Inc.
2.13%, 05/22/30	EUR260	285,573
3.38%, 05/17/32	EUR200	229,900
International Business Machines Corp.
0.30%, 11/02/26	JPY100,000	691,611
0.30%, 02/11/28	EUR730	777,946
0.65%, 02/11/32	EUR500	476,209
1.25%, 02/09/34	EUR300	282,913
1.25%, 02/09/34	EUR100	94,304
1.75%, 01/31/31	EUR355	374,061
2.90%, 02/10/30	EUR200	225,708
3.15%, 02/10/33	EUR200	222,069
3.45%, 02/10/37	EUR200	217,288
3.63%, 02/06/31	EUR100	116,264
3.80%, 02/10/45	EUR100	107,343
4.00%, 02/06/43	EUR400	443,388
International Flavors & Fragrances Inc., 1.80%, 09/25/26	EUR300	334,801
John Deere Bank SA, 3.30%, 10/15/29(a)	EUR200	231,617
John Deere Capital Corp., 3.45%, 07/16/32(a)	EUR100	115,549
John Deere Cash Management SARL, 2.20%, 04/02/32(a)	EUR350	379,003
John Deere Financial Inc.
2.58%, 10/16/26	CAD200	144,264
4.38%, 07/11/28	CAD200	149,705
5.17%, 09/15/28	CAD600	460,451
Johnson & Johnson
1.65%, 05/20/35	EUR400	394,617
3.05%, 02/26/33	EUR100	113,652
3.20%, 06/01/32	EUR200	230,229
3.35%, 06/01/36	EUR450	508,496
3.35%, 02/26/37	EUR200	224,910
3.60%, 02/26/45	EUR200	219,687
3.70%, 02/26/55	EUR200	214,311
Johnson Controls International PLC, 4.25%, 05/23/35	EUR430	508,480
JPMorgan Chase & Co.
0.60%, 02/17/33, (3-mo. EURIBOR + 0.650%)(a)(b)	EUR550	518,481
1.05%, 11/04/32, (3-mo. EURIBOR + 0.870%)(a)(b)	EUR650	637,686
1.81%, 06/12/29, (3-mo. EURIBOR + 0.950%)(a)(b)	EUR450	495,809
1.90%, 04/28/33, (1-day SONIA + 1.130%)(a)(b)	GBP200	217,832
1.96%, 03/23/30, (3-mo. EURIBOR + 1.130%)(a)(b)	EUR963	1,051,472
2.88%, 05/24/28(a)	EUR450	514,267
3.50%, 12/18/26(a)	GBP350	458,891
Security	Par (000)	Value
United States (continued)
3.59%, 01/23/36, (3-mo. EURIBOR + 1.050%)(a)(b)	EUR400	$444,551
3.67%, 06/06/28, (3-mo. EURIBOR + 0.600%)(a)(b)	EUR400	462,147
3.76%, 03/21/34, (3-mo. EURIBOR + 0.980%)(a)(b)	EUR400	458,738
Series MPLE, 1.90%, 03/05/28(b)	CAD200	141,767
Kinder Morgan Inc., 2.25%, 03/16/27	EUR300	336,532
Kraft Heinz Foods Co.
2.25%, 05/25/28(a)	EUR450	503,879
4.13%, 07/01/27(a)	GBP100	132,286
Linde Finance BV, 0.25%, 05/19/27(a)	EUR600	650,296
Linde PLC
0.38%, 09/30/33(a)	EUR500	454,748
1.00%, 09/30/51(a)	EUR100	61,497
1.38%, 03/31/31(a)	EUR700	726,254
3.40%, 02/14/36(a)	EUR300	335,786
3.75%, 06/04/44(a)	EUR200	219,807
LYB International Finance II BV, 0.88%, 09/17/26	EUR200	221,329
Marsh & McLennan Companies Inc., 1.98%, 03/21/30	EUR200	214,464
Mastercard Inc., 1.00%, 02/22/29	EUR500	534,530
McDonald's Corp.
0.90%, 06/15/26(a)	EUR400	445,782
1.75%, 05/03/28(a)	EUR900	996,614
2.95%, 03/15/34(a)	GBP200	224,871
4.13%, 11/28/35(a)	EUR300	348,955
4.86%, 05/21/31	CAD200	153,101
5.88%, 04/23/32(a)	GBP225	316,036
McKesson Corp.
1.50%, 11/17/25	EUR600	676,387
3.13%, 02/17/29	GBP200	253,281
Medtronic Global Holdings SCA
0.75%, 10/15/32	EUR100	94,657
1.00%, 07/02/31	EUR950	956,374
1.13%, 03/07/27	EUR920	1,018,817
1.38%, 10/15/40	EUR200	158,850
1.75%, 07/02/49	EUR500	361,760
Medtronic Inc.
3.65%, 10/15/29	EUR125	146,496
3.88%, 10/15/36	EUR100	115,782
4.15%, 10/15/43	EUR200	228,235
4.15%, 10/15/53	EUR200	223,502
Merck & Co. Inc., 2.50%, 10/15/34	EUR200	213,339
Metropolitan Life Global Funding I
1.95%, 03/20/28(a)	CAD400	280,102
3.50%, 09/30/26(a)	GBP400	525,387
3.75%, 12/05/30(a)	EUR200	234,336
3.75%, 12/07/31(a)	EUR400	469,033
4.00%, 04/05/28(a)	EUR600	706,196
4.64%, 04/01/27(a)	CAD200	149,076
Microsoft Corp., 2.63%, 05/02/33	EUR250	282,602
Mohawk Capital Finance SA, 1.75%, 06/12/27	EUR200	222,405
Molson Coors International LP, 3.44%, 07/15/26(a)	CAD200	145,266
Mondelez International Holdings Netherlands BV, 0.88%, 10/01/31(a)	EUR700	686,476
Mondelez International Inc.
1.38%, 03/17/41	EUR350	273,369
1.63%, 03/08/27	EUR281	313,756

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
4.63%, 07/03/31	CAD200	$150,751
Moody's Corp., 0.95%, 02/25/30	EUR350	362,114
Morgan Stanley
0.50%, 02/07/31, (3-mo. EURIBOR + 0.720%)(b)	EUR600	598,317
1.10%, 04/29/33, (3-mo. EURIBOR + 0.833%)(b)	EUR277	265,443
1.34%, 10/23/26, (3-mo. EURIBOR + 0.834%)(b)	EUR830	934,341
2.63%, 03/09/27	GBP500	641,795
2.95%, 05/07/32, (3-mo. EURIBOR + 1.245%)(b)	EUR531	585,673
3.79%, 03/21/30, (3-mo. EURIBOR + 1.037%)(b)	EUR800	928,755
3.96%, 03/21/35, (3-mo. EURIBOR + 1.242%)(b)	EUR600	683,825
4.10%, 05/22/36, (3-mo. EURIBOR + 1.553%)(b)	EUR100	114,266
4.66%, 03/02/29, (3-mo. EURIBOR + 1.304%)(b)	EUR850	1,007,539
Series 0, 5.21%, Series 0, 10/24/35, (1-day SONIA + 1.456%)(b)	GBP500	649,684
MSD Netherlands Capital BV
3.50%, 05/30/37	EUR300	335,946
3.75%, 05/30/54	EUR300	314,550
Nasdaq Inc.
0.88%, 02/13/30	EUR300	308,246
0.90%, 07/30/33	EUR200	184,444
1.75%, 03/28/29	EUR200	217,600
National Grid North America Inc.
1.05%, 01/20/31(a)	EUR500	502,789
3.63%, 09/03/31(a)	EUR600	693,149
4.06%, 09/03/36(a)	EUR300	340,480
Nestle Finance International Ltd.
0.00%, 06/14/26(a)	EUR250	276,150
0.00%, 03/03/33(a)	EUR726	662,467
0.25%, 06/14/29(a)	EUR336	349,629
0.63%, 02/14/34(a)	EUR125	116,453
0.88%, 06/14/41(a)	EUR275	210,834
1.50%, 04/01/30(a)	EUR300	324,170
1.50%, 03/29/35(a)	EUR250	241,697
1.75%, 11/02/37(a)	EUR350	328,397
3.00%, 01/23/31(a)	EUR500	579,482
Nestle Holdings Inc.
0.25%, 10/04/27(a)	CHF900	1,088,537
2.19%, 01/26/29	CAD600	419,916
2.50%, 04/04/32(a)	GBP650	753,502
Netflix Inc., 3.88%, 11/15/29(a)	EUR700	829,323
New York Life Global Funding
0.25%, 01/23/27(a)	EUR300	327,865
0.25%, 10/04/28(a)	EUR300	316,579
1.25%, 12/17/26(a)	GBP560	708,370
3.20%, 01/15/32(a)	EUR100	113,964
3.63%, 06/07/34(a)	EUR300	349,153
5.25%, 06/30/26	CAD400	297,648
NextEra Energy Capital Holdings Inc., 4.85%, 04/30/31	CAD200	152,942
Northwestern Mutual Global Funding, 4.88%, 12/12/29(a)	GBP100	135,810
Omnicom Capital Holdings PLC, 2.25%, 11/22/33	GBP200	209,048
Security	Par (000)	Value
United States (continued)
Omnicom Finance Holdings PLC, 3.70%, 03/06/32	EUR200	$228,735
Oncor Electric Delivery Co. LLC, 3.50%, 05/15/31(a)	EUR200	231,302
PepsiCo Inc.
0.40%, 10/09/32	EUR300	281,683
1.05%, 10/09/50	EUR300	193,463
1.13%, 03/18/31	EUR500	512,516
3.55%, 07/22/34	GBP300	361,138
Pfizer Inc., 6.50%, 06/03/38(a)	GBP300	439,164
Philip Morris International Inc.
1.45%, 08/01/39	EUR400	322,186
2.00%, 05/09/36	EUR200	187,901
2.88%, 03/03/26	EUR550	625,144
PPG Industries Inc., 2.75%, 06/01/29	EUR300	336,980
Procter & Gamble Co. (The)
1.88%, 10/30/38	EUR300	289,471
3.20%, 04/29/34	EUR600	683,552
Prologis Euro Finance LLC
0.25%, 09/10/27	EUR300	318,358
0.50%, 02/16/32	EUR250	236,310
1.00%, 02/08/29	EUR200	211,744
1.00%, 02/06/35	EUR350	309,387
1.50%, 02/08/34	EUR150	142,725
1.50%, 09/10/49	EUR100	64,124
1.88%, 01/05/29	EUR400	438,702
4.25%, 01/31/43	EUR250	274,615
Public Storage Operating Co., 0.88%, 01/24/32	EUR200	191,085
PVH Corp., 3.13%, 12/15/27(a)	EUR300	340,366
Realty Income Corp.
2.50%, 01/14/42	GBP100	83,357
4.88%, 07/06/30	EUR200	243,620
5.75%, 12/05/31	GBP300	407,271
6.00%, 12/05/39	GBP100	130,967
Roche Finance Europe BV
3.20%, 08/27/29(a)	EUR300	348,919
3.56%, 05/03/44(a)	EUR200	219,472
3.59%, 12/04/36(a)	EUR500	578,497
Sanofi SA
1.25%, 04/06/29(a)	EUR500	539,616
1.25%, 03/21/34(a)	EUR300	293,242
1.50%, 04/01/30(a)	EUR100	107,575
1.75%, 09/10/26(a)	EUR500	562,477
Series 12FX, 1.38%, 03/21/30(a)	EUR500	534,212
Schlumberger Finance BV
0.50%, 10/15/31(a)	EUR500	478,215
1.38%, 10/28/26(a)	EUR500	558,474
Schneider Electric SE
0.25%, 03/11/29(a)	EUR400	415,840
1.38%, 06/21/27(a)	EUR600	665,394
3.38%, 09/03/36(a)	EUR300	337,096
3.50%, 11/09/32(a)	EUR500	585,008
Simon International Finance SCA
1.13%, 03/19/33(a)	EUR200	190,465
1.25%, 05/13/25(a)	EUR270	305,758
Southern Co. (The), 1.88%, 09/15/81, (5-year EUR Swap + 2.108%)(b)	EUR550	592,239
Southern Power Co., 1.85%, 06/20/26	EUR250	281,685
Stellantis NV
0.63%, 03/30/27(a)	EUR600	655,868
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United States (continued)
0.75%, 01/18/29(a)	EUR850	$876,008
1.25%, 06/20/33(a)	EUR300	270,142
2.75%, 04/01/32(a)	EUR400	415,012
Stryker Corp.
2.63%, 11/30/30	EUR560	621,570
3.63%, 09/11/36	EUR100	111,615
Swiss Re Finance U.K. PLC, 2.71%, 06/04/52, (1-year EUR Swap + 3.750%)(a)(b)	EUR100	104,064
Thermo Fisher Scientific Finance I BV
1.13%, 10/18/33	EUR500	477,167
1.63%, 10/18/41	EUR300	242,623
Thermo Fisher Scientific Inc.
0.50%, 03/01/28	EUR575	615,794
0.88%, 10/01/31	EUR450	446,577
1.40%, 01/23/26	EUR200	224,646
1.88%, 10/01/49	EUR450	330,736
2.38%, 04/15/32	EUR250	270,318
Time Warner Cable LLC, 5.75%, 06/02/31	GBP350	456,568
Timken Co. (The), 4.13%, 05/23/34	EUR100	110,656
T-Mobile USA Inc.
3.15%, 02/11/32	EUR200	222,673
3.50%, 02/11/37	EUR200	216,597
3.80%, 02/11/45	EUR200	208,217
3.85%, 05/08/36	EUR200	226,612
Toyota Motor Credit Corp.
0.13%, 11/05/27(a)	EUR400	427,268
0.25%, 07/16/26(a)	EUR350	386,407
0.75%, 11/19/26(a)	GBP700	876,994
4.05%, 09/13/29(a)	EUR500	591,938
5.63%, 10/23/28(a)	GBP200	272,627
U.S. Bancorp, 4.01%, 05/21/32, (3-mo. EURIBOR + 1.200%)(b)	EUR200	231,134
United Parcel Service Inc., 5.13%, 02/12/50(a)	GBP200	243,704
Upjohn Finance BV, 1.91%, 06/23/32(a)	EUR400	387,878
Ventas Canada Finance Ltd.
2.45%, 01/04/27	CAD200	142,971
5.10%, 03/05/29	CAD400	302,654
5.40%, 04/21/28	CAD200	151,823
Verizon Communications Inc.
0.38%, 03/22/29	EUR527	543,563
1.00%, 11/30/27(a)	CHF400	489,920
1.30%, 05/18/33	EUR600	576,887
1.38%, 10/27/26	EUR350	390,629
1.38%, 11/02/28	EUR500	539,780
1.85%, 05/18/40	EUR639	543,597
2.38%, 03/22/28	CAD200	141,703
2.63%, 12/01/31	EUR800	874,609
3.00%, 03/23/31	AUD200	114,094
3.38%, 10/27/36	GBP450	485,168
3.75%, 02/28/36	EUR100	112,287
4.05%, 03/22/51	CAD100	61,367
4.50%, 08/17/27(a)	AUD200	128,810
4.75%, 02/17/34	GBP300	380,038
Series 20Y, 2.88%, 01/15/38	EUR400	404,204
Series MPLE, 2.50%, 05/16/30	CAD200	137,836
Visa Inc.
2.00%, 06/15/29	EUR600	663,882
2.38%, 06/15/34	EUR200	213,370
Walmart Inc.
4.88%, 09/21/29	EUR600	744,555
5.63%, 03/27/34(a)	GBP550	775,953
Security	Par (000)	Value
United States (continued)
5.75%, 12/19/30	GBP145	$206,507
Walt Disney Co. (The), Series MPLE, 3.06%, 03/30/27	CAD200	144,944
Warnermedia Holdings Inc.
4.30%, 01/17/30	EUR200	226,104
4.69%, 05/17/33	EUR200	217,748
Wells Fargo & Co.
1.00%, 02/02/27(a)	EUR500	550,478
1.38%, 10/26/26(a)	EUR600	669,269
1.50%, 05/24/27(a)	EUR250	276,685
1.74%, 05/04/30, (3-mo. EURIBOR + 1.850%)(a)(b)	EUR620	666,231
2.13%, 09/24/31(a)	GBP300	338,904
3.47%, 04/26/28, (1-day SONIA + 1.280%)(a)(b)	GBP550	714,661
3.50%, 09/12/29(a)	GBP200	253,182
3.90%, 07/22/32, (3-mo. EURIBOR + 1.220%)(a)(b)	EUR650	751,375
5.08%, 04/26/28(b)	CAD200	149,990
Series MPLE, 2.49%, 02/18/27	CAD300	214,794
Welltower OP LLC, 4.80%, 11/20/28	GBP300	399,257
Whirlpool Finance Luxembourg SARL, 1.25%, 11/02/26	EUR600	661,946
WMG Acquisition Corp.
2.25%, 08/15/31(a)	EUR100	103,870
2.75%, 07/15/28(a)	EUR100	111,546
WP Carey Inc., 4.25%, 07/23/32	EUR400	466,687
WPC Eurobond BV, 1.35%, 04/15/28	EUR200	216,619
		152,182,876
Total Corporate Bonds & Notes — 19.1% (Cost: $1,307,545,650)		1,332,952,418
Foreign Government Obligations
Australia — 2.2%
Airservices Australia, 5.40%, 11/15/28	AUD200	133,264
Australia Government Bond
0.50%, 09/21/26(a)	AUD3,669	2,261,014
1.00%, 12/21/30(a)	AUD4,000	2,221,924
1.00%, 11/21/31(a)	AUD6,750	3,632,032
1.25%, 05/21/32	AUD6,846	3,685,845
1.75%, 11/21/32(a)	AUD5,801	3,193,336
1.75%, 06/21/51(a)	AUD2,926	1,025,383
2.25%, 05/21/28(a)	AUD7,176	4,458,938
2.50%, 05/21/30	AUD6,431	3,925,643
2.75%, 11/21/27(a)	AUD7,899	4,996,382
2.75%, 11/21/28(a)	AUD6,814	4,280,962
2.75%, 11/21/29(a)	AUD13,032	8,103,159
2.75%, 06/21/35(a)	AUD1,465	830,043
2.75%, 05/21/41(a)	AUD4,069	2,084,658
3.00%, 11/21/33(a)	AUD4,030	2,391,207
3.00%, 03/21/47(a)	AUD1,996	981,979
3.25%, 04/21/29(a)	AUD9,088	5,795,048
3.25%, 06/21/39(a)	AUD2,067	1,165,183
3.50%, 12/21/34(a)	AUD9,186	5,602,703
3.75%, 05/21/34(a)	AUD5,351	3,347,660
3.75%, 04/21/37(a)	AUD2,629	1,603,719
4.25%, 06/21/34(a)	AUD3,800	2,469,769
4.50%, 04/21/33(a)	AUD12,860	8,553,097
4.75%, 04/21/27(a)	AUD7,571	4,987,409

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Australia (continued)
4.75%, 06/21/54(a)	AUD3,150	$1,997,184
Australian Capital Territory
1.25%, 05/22/25(a)	AUD170	108,721
1.75%, 10/23/31(a)	AUD300	164,812
2.50%, 05/21/26(a)	AUD60	38,043
4.50%, 10/23/34(a)	AUD1,000	621,084
5.25%, 10/23/36(a)	AUD300	194,298
Canadian Government Bond, 1.50%, 06/01/31	CAD4,360	2,932,361
Housing Australia, 1.52%, 05/27/30(a)	AUD500	286,009
New South Wales Treasury Corp.
1.25%, 11/20/30	AUD1,530	847,346
1.50%, 02/20/32(a)	AUD1,400	748,234
1.75%, 03/20/34(a)	AUD5,825	2,929,717
2.00%, 03/20/31	AUD1,000	570,265
2.00%, 03/08/33	AUD3,320	1,768,581
2.25%, 11/20/40	AUD300	129,754
2.25%, 05/07/41	AUD1,050	448,009
2.50%, 11/22/32(a)	AUD400	225,363
3.00%, 05/20/27(a)	AUD5,600	3,559,550
3.00%, 03/20/28	AUD4,040	2,553,113
3.00%, 11/15/28(a)	AUD1,390	873,654
3.00%, 04/20/29(a)	AUD1,350	843,695
4.00%, 05/20/26(a)	AUD800	515,335
4.25%, 02/20/36(a)	AUD2,458	1,481,784
4.75%, 02/20/35(a)	AUD2,950	1,880,698
4.75%, 09/20/35(a)	AUD200	127,169
4.75%, 02/20/37(a)	AUD800	495,809
5.25%, 02/24/38(a)	AUD1,150	738,706
Northern Territory Treasury Corp.
2.00%, 05/21/29	AUD400	238,612
2.50%, 05/21/32	AUD900	502,580
2.75%, 04/21/27	AUD400	252,529
4.10%, 11/21/42(a)	AUD200	102,533
5.25%, 03/21/34	AUD200	129,771
5.75%, 04/21/37	AUD300	196,192
Queensland Treasury Corp.
1.25%, 03/10/31(e)	AUD650	354,482
1.50%, 03/02/32(e)	AUD700	372,892
1.50%, 08/20/32(e)	AUD750	392,353
1.75%, 08/21/31(e)	AUD1,710	947,710
1.75%, 07/20/34(a)(e)	AUD2,030	1,004,958
2.00%, 08/22/33	AUD550	288,432
2.25%, 11/20/41(e)	AUD1,000	414,391
2.50%, 03/06/29(a)	AUD3,320	2,040,353
2.75%, 08/20/27(e)	AUD950	599,693
3.25%, 07/21/28(a)(e)	AUD1,273	808,237
3.25%, 07/21/28(e)	AUD50	31,745
3.25%, 08/21/29(e)	AUD5,942	3,732,962
3.50%, 08/21/30(a)(e)	AUD1,300	814,672
3.50%, 08/21/30(e)	AUD700	438,669
4.20%, 02/20/47(a)(e)	AUD300	157,375
4.50%, 03/09/33(a)(e)	AUD1,000	639,808
4.50%, 08/22/35(e)	AUD2,350	1,453,216
4.75%, 02/02/34(e)	AUD1,000	643,230
5.00%, 07/21/37(a)(e)	AUD1,250	785,839
5.25%, 07/21/36(e)	AUD1,040	677,178
South Australian Government Financing Authority
1.75%, 05/24/32(a)	AUD1,550	835,432
1.75%, 05/24/34(a)	AUD300	149,737
2.00%, 05/23/36(a)	AUD700	333,049
Security	Par (000)	Value
Australia (continued)
2.75%, 05/24/30	AUD1,000	$606,638
3.00%, 09/20/27(a)	AUD350	222,106
4.75%, 05/24/38(a)	AUD1,740	1,063,617
Tasmanian Public Finance Corp.
2.00%, 01/24/30(a)	AUD550	322,580
2.25%, 01/22/32(a)	AUD100	55,972
4.75%, 01/25/35	AUD400	251,738
5.25%, 01/23/36	AUD900	581,530
Treasury Corp. of Victoria
0.50%, 11/20/25	AUD1,950	1,228,663
1.25%, 11/19/27	AUD1,500	908,805
1.50%, 11/20/30	AUD6,960	3,883,355
1.50%, 09/10/31	AUD4,340	2,346,106
2.00%, 09/17/35	AUD500	241,843
2.00%, 11/20/37	AUD1,440	643,089
2.25%, 09/15/33(a)	AUD2,700	1,435,262
2.25%, 11/20/34	AUD4,160	2,122,217
2.25%, 11/20/41	AUD300	123,725
2.40%, 08/18/50	AUD700	249,662
2.50%, 10/22/29	AUD2,890	1,747,192
3.00%, 10/20/28(a)	AUD1,760	1,103,414
4.25%, 12/20/32	AUD3,120	1,961,750
4.75%, 09/15/36	AUD1,600	991,205
5.25%, 09/15/44	AUD500	306,419
5.50%, 11/17/26	AUD1,300	858,155
Western Australian Treasury Corp.
1.50%, 10/22/30	AUD500	282,576
1.75%, 10/22/31	AUD1,000	554,879
2.00%, 10/24/34(a)	AUD1,250	638,113
2.75%, 07/24/29(a)	AUD900	555,713
3.00%, 10/21/26(a)	AUD900	573,415
3.00%, 10/21/27(a)	AUD540	342,708
3.25%, 07/20/28(a)	AUD750	477,051
4.25%, 07/20/33	AUD400	252,820
4.50%, 07/21/32	AUD700	454,068
5.00%, 07/23/25(a)	AUD50	32,106
		155,566,773
Austria — 0.9%
Autobahnen- und Schnell- strassen-Finanzierungs AG
0.10%, 07/09/29(a)	EUR400	413,548
2.75%, 10/02/34(a)	EUR1,000	1,120,169
KAF Karntner Ausgleichszahlungs-Fonds, 0.00%, 01/14/32(a)(f)	EUR450	414,576
Republic of Austria Government Bond
0.00%, 10/20/28(e)	EUR2,450	2,584,816
0.00%, 02/20/30(e)	EUR1,033	1,050,448
0.00%, 02/20/31(e)	EUR1,662	1,639,276
0.00%, 10/20/40(e)	EUR1,033	713,612
0.25%, 10/20/36(e)	EUR1,978	1,638,496
0.50%, 04/20/27(e)	EUR5,290	5,839,741
0.50%, 02/20/29(a)(e)	EUR2,342	2,499,233
0.50%, 02/20/29(e)	EUR432	461,003
0.70%, 04/20/71(e)	EUR1,860	838,475
0.75%, 10/20/26(e)	EUR3,634	4,055,532
0.75%, 02/20/28(e)	EUR2,417	2,648,741
0.75%, 03/20/51(e)	EUR1,580	1,000,165
0.85%, 06/30/2120(e)	EUR335	133,186
0.90%, 02/20/32(e)	EUR3,739	3,799,920
1.50%, 02/20/47(e)	EUR2,398	1,949,619
1.50%, 11/02/86(e)	EUR421	254,154
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Austria (continued)
1.85%, 05/23/49(e)	EUR1,658	$1,417,100
2.00%, 07/15/26(e)	EUR960	1,090,389
2.10%, 12/31/99(e)	EUR1,491	1,117,582
2.40%, 05/23/34(e)	EUR1,196	1,313,161
2.50%, 10/20/29(e)	EUR4,350	4,986,985
2.90%, 05/23/29(a)(e)	EUR1,200	1,398,576
2.90%, 02/20/33(a)(e)	EUR2,680	3,083,852
2.90%, 02/20/34(a)(e)	EUR1,500	1,713,875
2.95%, 02/20/35(e)	EUR2,330	2,655,113
3.15%, 06/20/44(e)	EUR1,452	1,604,938
3.15%, 10/20/53(e)	EUR1,210	1,305,759
3.20%, 07/15/39(a)	EUR970	1,099,962
3.45%, 10/20/30(a)(e)	EUR1,221	1,459,249
3.80%, 01/26/62(e)	EUR1,535	1,877,330
4.15%, 03/15/37(a)(e)	EUR3,140	3,937,120
6.25%, 07/15/27	EUR958	1,185,516
State of Lower Austria
3.13%, 10/30/36	EUR300	339,724
3.63%, 10/04/33	EUR200	238,588
		64,879,529
Belgium — 1.2%
Belfius Bank SA, 5.25%, 04/19/33, (5-year EUR Swap + 2.450%)(a)(b)	EUR200	236,779
Communaute Francaise de Belgique
1.63%, 05/03/32(a)	EUR300	311,310
3.38%, 06/22/34(a)	EUR500	572,050
Kingdom of Belgium Government Bond
0.00%, 10/22/27(e)	EUR2,154	2,329,829
0.10%, 06/22/30(e)	EUR2,877	2,909,471
0.35%, 06/22/32(e)	EUR3,360	3,243,738
0.40%, 06/22/40(e)	EUR3,390	2,472,737
0.65%, 06/22/71(e)	EUR1,030	408,275
0.80%, 06/22/28(e)	EUR2,870	3,133,352
0.90%, 06/22/29(e)	EUR1,835	1,976,184
1.00%, 06/22/31(e)	EUR2,946	3,060,362
1.25%, 04/22/33(e)	EUR4,951	5,033,396
1.40%, 06/22/53(e)	EUR2,040	1,379,375
1.45%, 06/22/37(e)	EUR2,411	2,248,713
1.60%, 06/22/47(e)	EUR2,076	1,624,705
1.70%, 06/22/50(e)	EUR2,667	2,032,448
1.90%, 06/22/38(e)	EUR1,091	1,052,623
2.15%, 06/22/66(e)	EUR1,898	1,415,499
2.25%, 06/22/57(e)	EUR1,307	1,053,353
2.70%, 10/22/29(e)	EUR3,500	4,043,889
2.75%, 04/22/39(e)	EUR890	942,504
2.75%, 04/22/39(a)(e)	EUR457	483,960
2.85%, 10/22/34(a)(e)	EUR3,261	3,665,731
3.00%, 06/22/33(e)	EUR2,687	3,094,973
3.00%, 06/22/33(a)(e)	EUR1,840	2,119,371
3.00%, 06/22/34(e)	EUR1,308	1,495,602
3.10%, 06/22/35(e)	EUR3,030	3,453,133
3.30%, 06/22/54(a)(e)	EUR2,253	2,338,639
3.45%, 06/22/43(a)(e)	EUR1,154	1,290,200
3.50%, 06/22/55(e)	EUR1,350	1,446,246
3.75%, 06/22/45(a)	EUR1,701	1,969,286
4.00%, 03/28/32(a)	EUR1,970	2,426,466
4.25%, 03/28/41(e)	EUR3,905	4,837,945
5.00%, 03/28/35(e)	EUR977	1,298,574
5.50%, 03/28/28(a)	EUR5,977	7,436,471
Ministeries Van de Vlaamse Gemeenschap
0.13%, 10/15/35(a)	EUR400	331,983
Security	Par (000)	Value
Belgium (continued)
0.30%, 10/20/31(a)	EUR500	$484,441
0.88%, 03/21/46(a)	EUR300	198,216
1.00%, 10/13/36(a)	EUR400	354,787
1.50%, 07/12/38(a)	EUR100	89,759
1.50%, 04/11/44(a)	EUR100	79,294
2.75%, 10/22/29(a)	EUR400	459,019
3.00%, 10/12/32(a)	EUR300	342,013
3.13%, 06/22/34(a)	EUR700	796,231
3.25%, 01/12/43(a)	EUR200	212,630
3.50%, 06/22/45(a)	EUR500	545,763
3.63%, 06/22/32(a)	EUR500	593,392
4.00%, 09/26/42(a)	EUR700	822,306
Region Wallonne Belgium
0.25%, 05/03/26(a)	EUR400	444,587
1.25%, 05/03/34(a)	EUR500	479,160
1.25%, 06/22/71(a)	EUR200	98,516
3.50%, 06/22/35(a)	EUR300	342,903
3.50%, 03/15/43(a)	EUR600	643,568
3.75%, 04/22/39(a)	EUR400	455,685
3.90%, 06/22/54(a)	EUR300	326,624
		86,938,066
Bulgaria — 0.0%
Bulgaria Government International Bond
0.38%, 09/23/30(a)	EUR400	395,256
1.38%, 09/23/50(a)	EUR200	132,771
2.63%, 03/26/27(a)	EUR100	113,413
3.00%, 03/21/28(a)	EUR200	229,329
3.13%, 03/26/35(a)	EUR100	109,035
3.63%, 09/05/32(a)	EUR500	579,170
4.13%, 09/23/29(a)	EUR300	359,268
4.38%, 05/13/31(a)	EUR560	680,390
4.63%, 09/23/34(a)	EUR300	368,665
4.88%, 05/13/36(a)	EUR500	615,152
		3,582,449
Canada — 4.2%
Canada Government Bond, 1.50%, 12/01/31	CAD20	13,336
Canada Housing Trust No. 1
1.10%, 12/15/26(e)	CAD1,000	709,263
1.10%, 03/15/31(e)	CAD900	587,269
1.25%, 06/15/26(e)	CAD1,800	1,287,717
1.40%, 03/15/31(e)	CAD1,060	704,002
1.55%, 12/15/26(e)	CAD1,800	1,285,952
1.60%, 12/15/31(e)	CAD650	430,221
1.75%, 06/15/30(e)	CAD970	666,433
1.90%, 09/15/26(e)	CAD1,160	834,763
1.90%, 03/15/31(e)	CAD1,100	751,936
2.10%, 09/15/29(e)	CAD2,590	1,827,575
2.15%, 12/15/31(e)	CAD1,500	1,028,442
2.25%, 12/15/25(e)	CAD100	72,401
2.35%, 06/15/27(e)	CAD1,500	1,084,197
2.35%, 03/15/28(e)	CAD350	252,208
2.45%, 12/15/31(e)	CAD1,000	698,573
2.65%, 03/15/28(e)	CAD1,300	944,554
2.65%, 12/15/28(e)	CAD920	666,711
2.90%, 12/15/29(e)	CAD3,840	2,798,234
3.10%, 06/15/28(e)	CAD2,000	1,471,030
3.45%, 03/15/35	CAD1,500	1,087,917
3.50%, 12/15/34(e)	CAD2,300	1,678,353
3.55%, 09/15/32(e)	CAD2,790	2,072,669
3.60%, 12/15/27(e)	CAD1,000	744,350

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
3.65%, 06/15/33(e)	CAD2,000	$1,489,637
3.70%, 06/15/29(e)	CAD1,500	1,128,721
3.80%, 06/15/27(e)	CAD1,000	744,401
3.95%, 06/15/28(e)	CAD500	376,943
4.15%, 06/15/33(e)	CAD1,570	1,209,696
4.25%, 03/15/34(e)	CAD4,600	3,563,341
Canadian Government Bond
0.50%, 12/01/30	CAD9,859	6,322,594
1.00%, 09/01/26	CAD2,010	1,430,194
1.00%, 06/01/27	CAD5,577	3,926,680
1.25%, 03/01/27	CAD3,239	2,298,238
1.25%, 06/01/30	CAD9,812	6,626,195
1.50%, 06/01/26	CAD970	696,426
1.50%, 06/01/31	CAD4,454	2,995,582
1.50%, 12/01/31	CAD4,967	3,312,079
1.75%, 12/01/53	CAD6,228	3,147,993
2.00%, 06/01/28	CAD5,000	3,571,580
2.00%, 06/01/32	CAD3,671	2,510,837
2.00%, 12/01/51	CAD8,509	4,635,723
2.25%, 06/01/29	CAD1,930	1,381,655
2.25%, 12/01/29(e)	CAD1,390	991,389
2.50%, 12/01/32	CAD4,290	3,020,934
2.75%, 09/01/27	CAD3,602	2,627,590
2.75%, 03/01/30	CAD5,303	3,860,465
2.75%, 06/01/33	CAD1,810	1,292,588
2.75%, 12/01/55	CAD4,201	2,660,133
2.75%, 12/01/64	CAD3,279	2,078,128
3.00%, 02/01/27	CAD8,000	5,855,285
3.00%, 06/01/34	CAD2,028	1,466,341
3.25%, 09/01/28	CAD3,856	2,857,690
3.25%, 12/01/33	CAD3,325	2,457,558
3.25%, 12/01/34	CAD9,230	6,792,425
3.25%, 06/01/35	CAD2,500	1,835,058
3.50%, 03/01/28	CAD6,610	4,920,955
3.50%, 09/01/29	CAD4,710	3,536,528
3.50%, 03/01/34	CAD480	361,024
3.50%, 12/01/45	CAD3,559	2,636,698
4.00%, 05/01/26	CAD1,267	932,546
4.00%, 08/01/26	CAD2,820	2,083,561
4.00%, 03/01/29	CAD5,280	4,023,778
4.00%, 06/01/41	CAD3,803	3,002,934
5.00%, 06/01/37	CAD4,919	4,215,639
5.75%, 06/01/33	CAD6,240	5,416,745
CDP Financial Inc., 3.00%, 04/11/29(a)	EUR1,000	1,160,356
City of Montreal Canada
2.40%, 12/01/41	CAD200	109,662
3.00%, 09/01/27	CAD300	218,882
3.15%, 12/01/36	CAD250	164,914
3.50%, 12/01/38	CAD700	465,758
3.90%, 09/01/34	CAD200	145,293
4.25%, 09/01/33	CAD200	150,701
4.40%, 12/01/43	CAD200	141,518
City of Ottawa Ontario
2.50%, 05/11/51	CAD100	49,453
3.10%, 07/27/48	CAD100	56,703
3.75%, 10/02/34	CAD300	217,078
4.10%, 12/06/52	CAD200	133,426
City of Toronto Canada
2.15%, 08/25/40	CAD400	218,650
2.40%, 06/07/27	CAD250	180,516
2.80%, 11/22/49	CAD200	106,060
Security	Par (000)	Value
Canada (continued)
2.90%, 04/29/51	CAD250	$134,517
2.95%, 04/28/35	CAD50	33,459
3.20%, 08/01/48	CAD100	57,776
3.25%, 04/20/32	CAD400	287,571
4.30%, 06/01/52	CAD100	69,017
4.55%, 10/29/54	CAD400	286,737
4.90%, 05/15/54	CAD200	151,538
CPPIB Capital Inc.
0.25%, 01/18/41(a)	EUR290	204,116
0.75%, 02/02/37(a)	EUR500	432,683
1.13%, 12/14/29(a)	GBP250	292,306
1.63%, 10/22/71(a)	GBP250	126,196
1.95%, 09/30/29(a)	CAD500	348,986
3.25%, 03/08/28(a)	CAD1,000	736,732
3.35%, 12/02/30(a)	CAD500	368,154
3.60%, 06/02/29(a)	CAD1,000	746,611
3.95%, 06/02/32(a)	CAD500	376,901
4.30%, 06/02/34(a)	CAD400	304,823
4.60%, 01/16/30(a)	AUD600	395,414
4.75%, 06/02/33(a)	CAD500	394,600
5.20%, 03/04/34(a)	AUD400	265,259
Export Development Canada
2.63%, 01/18/29(a)	EUR500	573,795
2.88%, 01/19/28(a)	EUR1,000	1,155,333
3.88%, 10/03/28(a)	GBP550	731,837
4.00%, 02/19/26(a)	GBP100	133,238
Government of Newfoundland and Labrador
4.10%, 10/17/54	CAD400	264,517
4.15%, 06/02/33	CAD500	376,305
4.60%, 10/17/55	CAD200	144,296
Hydro-Quebec
2.00%, 09/01/28	CAD500	353,981
2.10%, 02/15/60	CAD1,500	645,665
3.40%, 09/01/29	CAD700	518,402
4.00%, 02/15/55	CAD1,890	1,271,413
4.00%, 02/15/63	CAD1,800	1,208,546
4.00%, 02/15/65	CAD400	268,337
5.00%, 02/15/45	CAD1,100	855,953
5.00%, 02/15/50	CAD1,120	879,514
6.00%, 08/15/31	CAD200	167,741
6.00%, 02/15/40	CAD910	791,447
6.50%, 02/15/35	CAD400	353,092
Labrador-Island Link Funding Trust
3.85%, 12/01/53(e)	CAD300	200,765
Series A, 3.76%, 06/01/33(e)	CAD300	222,087
Municipal Finance Authority of British Columbia
3.30%, 04/08/32	CAD200	144,674
3.35%, 06/01/27	CAD500	368,144
3.75%, 12/03/34	CAD200	144,812
4.05%, 12/03/33	CAD200	149,764
4.50%, 12/03/28	CAD1,000	767,744
Muskrat Falls/Labrador Transmission Assets Funding Trust
3.38%, 06/01/57	CAD200	121,598
Series A, 3.63%, 06/01/29(e)	CAD300	224,490
OMERS Finance Trust, 3.13%, 01/25/29(a)	EUR400	464,151
Ontario Electricity Financial Corp., 8.25%, 06/22/26	CAD300	231,357
Ontario Teachers' Finance Trust
0.10%, 05/19/28(a)	EUR350	371,345
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
0.90%, 05/20/41(a)	EUR560	$437,021
1.85%, 05/03/32(a)	EUR750	796,631
OPB Finance Trust, Series F 2.98%, 01/25/27	CAD400	291,208
Province of Alberta Canada
0.63%, 01/16/26(a)	EUR200	224,262
2.05%, 06/01/30	CAD1,600	1,110,663
2.20%, 06/01/26	CAD300	216,936
2.35%, 06/01/25	CAD350	253,813
2.55%, 06/01/27	CAD1,080	783,292
2.90%, 12/01/28	CAD1,050	766,269
2.90%, 09/20/29	CAD300	218,161
2.95%, 06/01/52	CAD770	430,263
3.05%, 12/01/48	CAD1,230	710,773
3.10%, 06/01/50	CAD2,140	1,241,695
3.13%, 10/16/34(a)	EUR1,100	1,255,406
3.30%, 12/01/46	CAD1,390	851,398
3.45%, 12/01/43	CAD125	80,228
3.90%, 12/01/33	CAD200	148,698
3.95%, 06/01/35	CAD500	367,595
4.10%, 06/01/29	CAD1,000	761,146
4.15%, 06/01/33	CAD900	682,933
4.45%, 12/01/54	CAD300	218,802
Province of British Columbia Canada
0.88%, 10/08/25(a)	EUR300	338,027
1.55%, 06/18/31	CAD500	330,449
2.20%, 06/18/30	CAD1,540	1,075,801
2.30%, 06/18/26	CAD200	144,765
2.55%, 06/18/27	CAD300	217,594
2.75%, 06/18/52	CAD1,450	774,896
2.80%, 06/18/48	CAD1,170	647,086
2.85%, 06/18/25	CAD550	399,096
2.95%, 12/18/28	CAD200	146,221
2.95%, 06/18/50	CAD820	460,978
3.00%, 07/24/34(a)	EUR400	451,601
3.20%, 06/18/32	CAD500	359,462
3.20%, 06/18/44	CAD1,400	859,503
3.40%, 05/24/39(a)	EUR700	795,495
3.55%, 06/18/33	CAD800	581,833
4.25%, 12/18/53	CAD1,000	703,616
4.30%, 06/18/42	CAD1,510	1,093,003
4.45%, 12/18/55	CAD800	583,163
4.50%, 06/18/29(a)	GBP900	1,216,126
4.95%, 06/18/40	CAD170	133,732
5.00%, 06/18/31	CAD120	96,009
5.70%, 06/18/29	CAD1,000	806,203
6.35%, 06/18/31	CAD40	34,138
Province of Manitoba Canada
2.05%, 06/02/30	CAD500	346,665
2.05%, 06/02/31	CAD600	408,279
2.05%, 09/05/52	CAD870	388,589
2.45%, 06/02/25	CAD50	36,264
2.55%, 06/02/26	CAD200	145,137
2.60%, 06/02/27	CAD200	145,142
2.75%, 06/02/29	CAD300	216,906
2.85%, 09/05/46	CAD590	331,266
3.00%, 06/02/28	CAD300	219,547
3.20%, 03/05/50	CAD830	485,061
3.25%, 09/05/29	CAD600	442,148
3.40%, 09/05/48	CAD690	419,597
3.80%, 06/02/33	CAD100	73,880
3.80%, 09/05/53	CAD500	321,306
Security	Par (000)	Value
Canada (continued)
3.90%, 12/02/32	CAD600	$449,190
4.10%, 03/05/41	CAD400	281,734
4.40%, 09/05/55	CAD400	285,079
4.60%, 03/05/38	CAD70	53,257
4.85%, 08/28/34	AUD200	128,505
6.30%, 03/05/31	CAD300	253,644
Province of New Brunswick Canada
1.80%, 08/14/25	CAD500	361,864
2.35%, 08/14/27	CAD570	411,362
2.60%, 08/14/26	CAD200	145,233
3.05%, 08/14/50	CAD850	481,782
3.10%, 08/14/28	CAD200	146,804
3.10%, 08/14/48	CAD300	173,447
3.55%, 06/03/43	CAD210	135,781
3.80%, 08/14/45	CAD200	132,248
3.95%, 08/14/32	CAD500	375,857
4.55%, 03/26/37	CAD60	45,549
4.65%, 09/26/35	CAD400	309,588
4.80%, 09/26/39	CAD300	231,398
5.00%, 08/14/54	CAD200	156,893
Province of Newfoundland and Labrador Canada
1.75%, 06/02/30	CAD600	408,253
2.05%, 06/02/31	CAD300	203,302
2.65%, 10/17/50	CAD400	203,957
2.85%, 06/02/28	CAD500	363,860
2.85%, 06/02/29	CAD870	629,786
3.00%, 06/02/26	CAD130	94,751
3.15%, 12/02/52	CAD300	167,522
3.30%, 10/17/46	CAD250	148,475
3.70%, 10/17/48	CAD420	262,826
Province of Nova Scotia Canada
2.00%, 09/01/30	CAD500	344,729
2.10%, 06/01/27	CAD600	431,112
3.15%, 12/01/51	CAD960	552,384
3.50%, 06/02/62	CAD30	17,995
4.40%, 06/01/42	CAD220	160,480
4.60%, 12/01/55	CAD200	147,788
4.70%, 06/01/41	CAD200	151,314
4.75%, 12/01/54	CAD300	226,423
5.80%, 06/01/33	CAD300	251,780
Province of Ontario Canada
0.25%, 12/15/26(a)	GBP320	401,467
0.38%, 04/08/27(a)	EUR200	219,169
1.05%, 09/08/27	CAD300	210,018
1.35%, 09/08/26	CAD300	214,296
1.35%, 12/02/30	CAD1,500	993,430
1.55%, 11/01/29	CAD2,830	1,939,667
1.85%, 02/01/27	CAD800	573,430
1.90%, 12/02/51	CAD2,020	900,862
2.05%, 06/02/30	CAD1,550	1,075,926
2.15%, 06/02/31	CAD900	617,191
2.25%, 12/02/31	CAD1,000	683,463
2.40%, 06/02/26	CAD2,860	2,072,550
2.55%, 12/02/52	CAD1,500	772,863
2.60%, 06/02/27	CAD2,360	1,713,461
2.65%, 12/02/50	CAD2,300	1,227,200
2.70%, 06/02/29	CAD1,460	1,054,453
2.80%, 06/02/48	CAD2,640	1,472,918
2.90%, 06/02/28	CAD2,500	1,825,629
2.90%, 12/02/46	CAD2,600	1,497,845

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Canada (continued)
2.90%, 06/02/49	CAD3,160	$1,783,348
3.10%, 01/31/34(a)	EUR800	913,280
3.40%, 09/08/28	CAD400	296,524
3.45%, 06/02/45	CAD5,410	3,448,961
3.50%, 06/02/43	CAD1,620	1,055,150
3.60%, 03/08/28	CAD1,000	744,269
3.65%, 06/02/33	CAD2,000	1,466,775
3.75%, 06/02/32	CAD3,900	2,904,607
3.75%, 12/02/53	CAD2,330	1,519,177
4.10%, 03/04/33	CAD700	529,854
4.10%, 10/07/54	CAD700	485,620
4.15%, 06/02/34	CAD4,070	3,065,670
4.15%, 12/02/54	CAD2,700	1,884,480
4.60%, 06/02/39	CAD2,540	1,937,934
4.60%, 12/02/55	CAD1,550	1,169,037
4.65%, 06/02/41	CAD3,100	2,356,901
4.70%, 06/02/37	CAD1,703	1,320,318
5.60%, 06/02/35	CAD500	417,720
5.85%, 03/08/33	CAD290	243,889
6.20%, 06/02/31	CAD580	491,440
6.50%, 03/08/29	CAD50	41,161
Province of Prince Edward Island Canada
2.65%, 12/01/51	CAD300	153,530
3.95%, 06/15/35	CAD200	145,531
Province of Quebec Canada
0.25%, 05/05/31(a)	EUR850	836,526
0.50%, 01/25/32(a)	EUR600	586,720
0.88%, 05/04/27(a)	EUR550	607,939
0.88%, 07/05/28(a)	EUR150	162,661
1.13%, 10/28/25(a)	EUR300	338,275
1.50%, 09/01/31	CAD1,900	1,245,509
1.90%, 09/01/30	CAD1,960	1,343,981
2.30%, 09/01/29	CAD2,010	1,426,885
2.50%, 09/01/26	CAD1,800	1,305,596
2.60%, 07/06/25	CAD300	217,625
2.75%, 09/01/25	CAD250	181,400
2.75%, 09/01/27	CAD500	363,984
2.75%, 09/01/28	CAD1,590	1,154,916
2.85%, 12/01/53	CAD2,420	1,310,104
3.10%, 12/01/51	CAD1,890	1,089,309
3.25%, 09/01/32	CAD2,000	1,439,215
3.50%, 12/01/45	CAD2,580	1,641,944
3.50%, 12/01/48	CAD2,380	1,487,355
3.60%, 09/01/33	CAD5,600	4,079,225
4.20%, 12/01/57	CAD900	629,502
4.25%, 12/01/43	CAD650	464,304
4.40%, 12/01/55	CAD3,610	2,612,604
4.45%, 09/01/34	CAD1,580	1,213,599
4.75%, 01/22/30(a)	GBP800	1,093,586
5.00%, 12/01/38	CAD1,000	791,246
5.00%, 12/01/41	CAD2,500	1,964,930
5.75%, 12/01/36	CAD1,520	1,282,483
6.25%, 06/01/32	CAD110	94,013
Province of Saskatchewan Canada
2.15%, 06/02/31	CAD500	342,805
2.20%, 06/02/30	CAD400	279,636
2.65%, 06/02/27	CAD450	326,996
2.75%, 12/02/46	CAD300	167,604
2.80%, 12/02/52	CAD720	388,951
3.05%, 12/02/28	CAD700	513,473
3.10%, 06/02/50	CAD700	406,925
Security	Par (000)	Value
Canada (continued)
3.30%, 05/08/34(a)	EUR600	$691,893
3.30%, 06/02/48	CAD500	303,566
3.40%, 02/03/42	CAD100	64,988
3.75%, 03/05/54	CAD400	258,895
3.90%, 06/02/45	CAD150	101,597
4.20%, 12/02/54	CAD300	209,816
4.75%, 06/01/40	CAD100	77,169
PSP Capital Inc.
1.50%, 03/15/28(a)	CAD450	315,743
3.00%, 11/05/25(a)	CAD200	145,378
3.25%, 07/02/34(a)	EUR300	344,537
3.75%, 06/15/29(a)	CAD500	375,276
4.15%, 06/01/33(a)	CAD500	378,516
4.40%, 12/02/30(a)	CAD500	386,915
5.25%, 02/27/35	AUD500	330,662
Regional Municipality of Peel Ontario, 3.85%, 10/30/42	CAD100	66,916
Regional Municipality of York
2.15%, 06/22/31	CAD500	341,361
2.60%, 12/15/25	CAD50	36,275
4.45%, 12/08/33	CAD200	153,713
South Coast British Columbia Transportation Authority
3.25%, 11/23/28	CAD350	258,180
4.15%, 12/12/53	CAD200	134,065
4.60%, 06/14/55	CAD200	144,566
		291,383,918
Chile — 0.2%
Bonos de la Tesoreria de la Republica en pesos
4.50%, 03/01/26	CLP780,000	824,280
4.70%, 09/01/30(e)	CLP1,395,000	1,423,502
5.00%, 10/01/28(e)	CLP600,000	628,714
5.00%, 03/01/35	CLP600,000	603,461
5.10%, 07/15/50	CLP250,000	244,958
5.30%, 11/01/37(a)(e)	CLP885,000	905,318
5.80%, 10/01/34(e)	CLP800,000	852,226
6.00%, 04/01/33(e)	CLP400,000	431,563
6.00%, 01/01/43	CLP315,000	346,369
6.10%, 04/01/56	CLP395,000	443,801
6.20%, 10/01/40(e)	CLP600,000	669,205
7.00%, 05/01/34(e)	CLP400,000	462,059
Chile Government International Bond
0.10%, 01/26/27	EUR200	216,783
0.56%, 01/21/29	EUR200	208,270
0.83%, 07/02/31	EUR300	291,426
1.25%, 01/29/40	EUR100	78,750
1.25%, 01/22/51	EUR200	123,142
1.30%, 07/26/36	EUR200	173,969
1.75%, 01/20/26	EUR300	337,974
3.75%, 01/14/32	EUR500	576,299
3.88%, 07/09/31	EUR400	463,780
4.13%, 07/05/34	EUR300	349,701
		10,655,550
China — 17.9%
Agricultural Development Bank of China
2.12%, 03/12/27	CNY4,300	597,267
2.22%, 04/09/29	CNY32,000	4,497,056
2.35%, 09/07/26	CNY38,300	5,322,438
2.47%, 04/02/34	CNY45,850	6,661,901
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
China (continued)
2.50%, 08/24/27	CNY108,700	$15,257,041
2.55%, 05/11/26	CNY21,400	2,974,571
2.63%, 06/07/28	CNY76,600	10,849,727
2.74%, 02/23/27	CNY8,000	1,123,064
2.83%, 08/11/29	CNY11,500	1,655,403
2.83%, 06/16/33	CNY32,900	4,881,452
2.85%, 10/20/33	CNY42,900	6,389,625
2.87%, 05/14/27	CNY5,000	705,419
2.90%, 03/08/28	CNY15,000	2,136,384
2.97%, 10/14/32	CNY6,300	938,431
2.99%, 08/11/26	CNY34,750	4,865,651
3.06%, 06/06/32	CNY86,680	12,953,764
3.10%, 02/27/33	CNY87,600	13,212,533
3.30%, 11/05/31	CNY30,000	4,518,891
3.48%, 02/04/28	CNY15,000	2,165,896
3.52%, 05/24/31	CNY64,400	9,764,137
3.63%, 07/19/26	CNY27,800	3,918,973
3.74%, 07/12/29	CNY130,700	19,480,171
3.75%, 01/25/29	CNY38,650	5,715,957
3.79%, 10/26/30	CNY76,300	11,641,383
3.85%, 01/06/27	CNY41,100	5,864,359
3.95%, 02/26/31	CNY13,000	2,007,476
4.65%, 05/11/28	CNY31,000	4,640,830
China Development Bank
2.00%, 04/12/27	CNY26,500	3,674,126
2.35%, 05/06/34	CNY60,350	8,720,840
2.52%, 05/25/28	CNY28,550	4,037,623
2.63%, 01/08/34	CNY31,200	4,593,490
2.64%, 01/08/31	CNY50,000	7,222,014
2.65%, 02/24/27	CNY15,500	2,173,984
2.69%, 09/11/33	CNY80,000	11,784,389
2.77%, 10/24/32	CNY153,600	22,642,871
2.83%, 09/10/26	CNY10,700	1,496,931
2.96%, 07/18/32	CNY102,300	15,235,332
2.98%, 04/22/32	CNY64,000	9,532,656
3.00%, 01/17/32	CNY86,500	12,867,266
3.02%, 03/06/33	CNY93,550	14,053,590
3.05%, 08/25/26	CNY159,600	22,375,876
3.09%, 06/18/30	CNY46,450	6,833,634
3.12%, 09/13/31	CNY39,000	5,821,896
3.41%, 06/07/31	CNY10,000	1,510,710
3.43%, 01/14/27	CNY6,650	943,110
3.45%, 09/20/29	CNY17,000	2,514,804
3.48%, 01/08/29	CNY225,500	33,041,216
3.50%, 08/13/26	CNY37,200	5,240,436
3.65%, 05/21/29	CNY79,700	11,806,509
3.66%, 03/01/31	CNY199,400	30,409,782
3.70%, 10/20/30	CNY45,050	6,842,423
3.80%, 01/25/36	CNY106,500	17,476,237
4.04%, 04/10/27	CNY110,700	15,934,130
4.04%, 07/06/28	CNY20,000	2,954,941
4.88%, 02/09/28	CNY34,900	5,221,661
5.25%, 06/24/28	CNY10,000	1,526,766
China Government Bond
1.35%, 09/25/26	CNY191,700	26,339,614
1.61%, 02/15/35	CNY53,370	7,339,631
1.85%, 05/15/27	CNY93,510	12,965,525
2.18%, 08/15/26	CNY49,000	6,804,930
2.28%, 03/25/31	CNY239,800	34,297,017
2.35%, 02/25/34	CNY116,440	16,904,874
2.37%, 01/20/27	CNY87,100	12,165,828
Security	Par (000)	Value
China (continued)
2.37%, 01/15/29	CNY97,600	$13,845,842
2.40%, 07/15/28	CNY109,000	15,416,069
2.44%, 10/15/27	CNY139,380	19,623,410
2.48%, 04/15/27	CNY167,000	23,442,992
2.48%, 09/25/28	CNY18,550	2,634,859
2.50%, 07/25/27	CNY109,120	15,353,225
2.52%, 08/25/33	CNY99,660	14,606,187
2.60%, 09/15/30	CNY83,000	12,026,557
2.60%, 09/01/32	CNY279,360	41,041,904
2.62%, 09/25/29	CNY17,300	2,490,172
2.64%, 01/15/28	CNY105,000	14,896,816
2.67%, 05/25/33	CNY19,000	2,811,638
2.67%, 11/25/33	CNY59,170	8,783,794
2.68%, 05/21/30	CNY562,760	81,694,468
2.69%, 08/12/26	CNY49,500	6,923,177
2.69%, 08/15/32	CNY124,100	18,340,997
2.70%, 11/03/26	CNY5,000	701,188
2.74%, 08/04/26	CNY33,000	4,619,374
2.75%, 06/15/29	CNY135,000	19,489,792
2.75%, 02/17/32	CNY86,520	12,796,677
2.79%, 12/15/29	CNY8,170	1,188,571
2.80%, 03/24/29	CNY90,000	12,984,798
2.80%, 03/25/30	CNY103,000	15,028,467
2.80%, 11/15/32	CNY100,320	14,953,177
2.85%, 06/04/27	CNY114,000	16,149,807
2.89%, 11/18/31	CNY30,000	4,458,431
2.90%, 05/05/26	CNY113,000	15,805,168
3.02%, 05/27/31	CNY20,000	2,986,935
3.12%, 12/05/26	CNY56,050	7,935,601
3.12%, 10/25/52	CNY91,930	15,879,588
3.19%, 04/15/53	CNY77,680	13,619,639
3.25%, 11/22/28	CNY46,000	6,745,354
3.27%, 03/25/73	CNY89,770	17,214,984
3.32%, 04/15/52	CNY76,800	13,654,859
3.39%, 03/16/50	CNY79,390	14,080,167
3.52%, 04/25/46	CNY5,210	913,111
3.53%, 10/18/51	CNY46,200	8,463,244
3.54%, 08/16/28	CNY4,000	589,992
3.72%, 04/12/51	CNY94,890	17,880,837
3.73%, 05/25/70	CNY11,920	2,494,932
3.74%, 09/22/35	CNY42,290	7,019,229
3.81%, 09/14/50	CNY89,500	17,016,820
3.86%, 07/22/49	CNY36,000	6,802,915
4.00%, 06/24/69	CNY27,250	6,022,661
4.05%, 07/24/47	CNY18,400	3,503,675
4.08%, 10/22/48	CNY1,800	348,138
4.50%, 06/23/41	CNY10,850	2,100,837
China Government International Bond
0.13%, 11/12/26(a)	EUR700	765,355
0.50%, 11/12/31(a)	EUR300	293,443
0.63%, 11/17/33(a)	EUR400	374,211
2.63%, 10/09/31(a)	EUR1,100	1,238,319
Export-Import Bank of China (The)
2.01%, 04/12/27	CNY56,400	7,820,028
2.31%, 03/15/29	CNY16,300	2,296,858
2.44%, 04/12/34	CNY64,040	9,284,052
2.50%, 10/13/26	CNY16,840	2,346,827
2.50%, 08/04/28	CNY2,000	282,503
2.61%, 01/27/27	CNY51,900	7,264,455
2.74%, 09/05/29	CNY13,000	1,867,203
2.82%, 06/17/27	CNY31,450	4,435,910

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
China (continued)
2.90%, 08/19/32	CNY64,300	$9,524,358
2.92%, 04/17/30	CNY7,200	1,047,916
3.10%, 02/13/33	CNY84,100	12,676,133
3.18%, 03/11/32	CNY70,250	10,553,996
3.26%, 02/24/27	CNY51,550	7,300,353
3.38%, 07/16/31	CNY18,400	2,774,271
3.74%, 11/16/30	CNY29,000	4,416,046
3.86%, 05/20/29	CNY84,200	12,575,338
3.88%, 01/12/36	CNY5,700	937,054
4.11%, 03/20/27	CNY7,000	1,007,165
4.89%, 03/26/28	CNY24,750	3,714,335
		1,252,223,666
Colombia — 0.2%
Colombian TES
9.25%, 05/28/42	COP12,964,400	2,336,393
11.50%, 07/25/46	COP3,742,800	796,949
13.25%, 02/09/33	COP5,000,000	1,264,728
Series B, 5.75%, 11/03/27	COP5,148,700	1,115,912
Series B, 6.00%, 04/28/28	COP3,890,900	827,746
Series B, 6.25%, 11/26/25	COP6,268,700	1,457,767
Series B, 6.25%, 07/09/36	COP8,000,000	1,208,564
Series B, 7.00%, 03/26/31	COP5,000,000	959,858
Series B, 7.00%, 06/30/32	COP8,989,600	1,652,237
Series B, 7.25%, 10/18/34	COP4,501,400	779,419
Series B, 7.25%, 10/26/50	COP4,000,000	554,584
Series B, 7.50%, 08/26/26	COP4,218,700	976,867
Series B, 7.75%, 09/18/30	COP2,864,600	589,333
		14,520,357
Croatia — 0.1%
Croatia Government International Bond
1.13%, 06/19/29(a)	EUR352	379,822
1.13%, 03/04/33(a)	EUR200	199,382
1.50%, 06/17/31(a)	EUR790	837,562
1.75%, 03/04/41(a)	EUR180	159,052
2.70%, 06/15/28(a)	EUR300	344,138
2.75%, 01/27/30(a)	EUR450	517,430
2.88%, 04/22/32(a)	EUR200	229,402
3.00%, 03/20/27(a)	EUR300	345,134
4.00%, 06/14/35(a)	EUR1,300	1,588,681
		4,600,603
Cyprus — 0.0%
Cyprus Government International Bond
0.95%, 01/20/32(a)	EUR1,430	1,463,326
1.25%, 01/21/40(a)	EUR472	395,717
2.38%, 09/25/28(a)	EUR591	671,619
3.25%, 06/27/31(a)	EUR597	703,010
4.25%, 11/04/25(a)	EUR300	343,963
		3,577,635
Czech Republic — 0.3%
Czech Republic Government Bond
0.05%, 11/29/29	CZK24,150	938,122
0.25%, 02/10/27	CZK39,560	1,700,732
0.95%, 05/15/30(a)	CZK24,840	993,183
1.00%, 06/26/26(a)	CZK44,520	1,967,441
1.20%, 03/13/31	CZK40,810	1,613,974
1.50%, 04/24/40	CZK23,160	721,212
1.75%, 06/23/32	CZK31,000	1,228,540
1.95%, 07/30/37	CZK10,620	376,403
2.00%, 10/13/33	CZK56,610	2,214,679
2.50%, 08/25/28(a)	CZK45,690	2,017,579
Security	Par (000)	Value
Czech Republic (continued)
2.75%, 07/23/29	CZK36,700	$1,618,445
3.00%, 03/03/33	CZK49,680	2,121,421
3.50%, 05/30/35	CZK17,110	741,542
4.20%, 12/04/36(a)	CZK29,900	1,357,967
4.90%, 04/14/34	CZK10,000	486,051
5.00%, 09/30/30	CZK25,150	1,218,723
		21,316,014
Denmark — 0.3%
Denmark Government Bond
0.00%, 11/15/31	DKK15,335	2,044,410
0.25%, 11/15/52	DKK15,307	1,246,715
0.50%, 11/15/27	DKK22,484	3,325,761
0.50%, 11/15/29	DKK19,650	2,814,967
2.25%, 11/15/26	DKK5,740	881,895
2.25%, 11/15/33	DKK20,795	3,170,197
4.50%, 11/15/39	DKK24,457	4,576,451
Kommunekredit
0.00%, 11/17/29	EUR300	306,582
0.00%, 03/03/31	EUR200	196,901
0.00%, 05/04/34(a)	EUR450	398,984
0.63%, 05/11/26(a)	EUR400	447,338
0.75%, 05/18/27(a)	EUR120	132,604
0.88%, 11/03/36(a)	EUR500	451,290
2.88%, 01/19/35(a)	EUR400	454,707
3.13%, 11/24/38(a)	EUR500	567,606
		21,016,408
Finland — 0.4%
Finland Government Bond
0.00%, 09/15/26(e)	EUR1,718	1,899,227
0.13%, 09/15/31(e)	EUR1,527	1,492,455
0.13%, 04/15/36(e)	EUR1,890	1,567,525
0.13%, 04/15/52(e)	EUR872	433,674
0.25%, 09/15/40(e)	EUR813	587,757
0.50%, 04/15/26(e)	EUR1,445	1,616,397
0.50%, 09/15/27(e)	EUR725	795,253
0.50%, 09/15/28(e)	EUR869	935,817
0.50%, 09/15/29(e)	EUR1,083	1,141,216
0.50%, 04/15/43(a)(e)	EUR1,099	775,584
1.13%, 04/15/34(e)	EUR896	880,784
1.38%, 04/15/27(e)	EUR3,060	3,437,305
1.38%, 04/15/47(e)	EUR1,829	1,444,816
1.50%, 09/15/32(e)	EUR774	810,841
2.63%, 07/04/42(e)	EUR733	760,502
2.75%, 07/04/28(e)	EUR1,754	2,032,902
2.75%, 04/15/38(e)	EUR926	1,004,783
2.95%, 04/15/55(e)	EUR721	745,764
3.00%, 09/15/33(e)	EUR1,380	1,593,106
3.20%, 04/15/45(a)	EUR900	999,491
Finnvera OYJ
0.38%, 04/09/29(a)	EUR300	315,469
0.50%, 04/13/26(a)	EUR200	223,337
0.75%, 08/07/28(a)	EUR200	216,573
1.13%, 05/17/32(a)	EUR100	102,700
2.88%, 08/30/29(a)	EUR1,000	1,157,053
Kuntarahoitus OYJ
2.75%, 02/02/34(a)	EUR500	562,165
3.13%, 07/29/30(a)	EUR1,000	1,172,003
4.25%, 01/09/29(a)	GBP1,000	1,343,251
		30,047,750
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France — 6.4%
Action Logement Services
0.50%, 10/30/34(a)	EUR200	$175,582
0.75%, 07/19/41(a)	EUR300	215,550
3.13%, 09/28/37(a)	EUR200	216,516
3.63%, 10/25/39(a)	EUR200	223,097
4.13%, 10/03/38(a)	EUR400	471,532
Agence Francaise de Developpement EPIC
0.25%, 07/21/26(a)	EUR800	887,619
0.25%, 06/29/29(a)	EUR1,100	1,137,604
0.50%, 05/25/30(a)	EUR400	408,389
1.00%, 01/31/28(a)	EUR300	329,172
1.38%, 07/05/32(a)	EUR1,200	1,221,906
1.50%, 10/31/34(a)	EUR300	292,726
1.63%, 05/25/32(a)	EUR500	519,442
3.00%, 01/17/34(a)	EUR600	672,857
3.38%, 05/25/33(a)	EUR1,000	1,155,765
3.63%, 01/20/35(a)	EUR800	932,655
4.13%, 07/22/27(a)	GBP600	798,718
Agence France Locale
0.00%, 09/20/27(a)	EUR300	323,772
0.20%, 03/20/29(a)	EUR500	521,046
3.13%, 03/20/34(a)	EUR500	566,765
Bpifrance SACA
0.05%, 09/26/29(a)	EUR300	305,985
0.13%, 11/25/28(a)	EUR1,200	1,257,993
0.25%, 03/29/30(a)	EUR200	203,110
0.63%, 05/25/26(a)	EUR600	670,257
0.88%, 09/26/28(a)	EUR500	540,460
1.00%, 05/25/27(a)	EUR1,000	1,109,377
1.88%, 05/25/30(a)	EUR300	328,558
2.88%, 11/25/31(a)	EUR1,800	2,046,314
3.00%, 09/10/26(a)	EUR600	689,038
3.13%, 05/25/33(a)	EUR100	114,264
3.38%, 05/25/34(a)	EUR700	804,483
3.50%, 09/27/27(a)	EUR300	351,017
4.13%, 07/22/27(a)	GBP400	532,312
Caisse d'Amortissement de la Dette Sociale
0.00%, 02/25/28(a)	EUR2,000	2,137,417
0.00%, 05/25/29(a)	EUR1,400	1,444,668
0.00%, 11/25/30(a)	EUR500	492,342
0.00%, 05/25/31(a)	EUR1,000	968,333
0.13%, 09/15/31(a)	EUR1,200	1,157,977
0.45%, 01/19/32(a)	EUR1,000	977,572
0.60%, 11/25/29(a)	EUR600	627,684
2.75%, 09/24/27(a)	EUR3,000	3,456,344
2.75%, 02/25/29(a)	EUR600	690,776
2.75%, 11/25/32(a)	EUR1,700	1,911,378
2.88%, 05/25/27(a)	EUR900	1,038,911
3.00%, 11/25/31(a)	EUR800	921,105
3.13%, 03/01/30(a)	EUR1,300	1,519,466
Caisse des Depots et Consignations
3.13%, 05/25/33(a)	EUR500	571,159
3.38%, 11/25/30(a)	EUR500	587,948
4.00%, 01/17/29(a)	GBP300	397,881
Caisse Francaise de Financement Local SA
0.00%, 06/24/30(a)	EUR600	594,751
0.00%, 03/18/31(a)	EUR400	386,430
0.10%, 11/13/29(a)	EUR400	406,458
0.13%, 02/15/36(a)	EUR200	164,000
0.38%, 01/20/32(a)	EUR300	288,647
0.38%, 02/13/40(a)	EUR200	149,277
Security	Par (000)	Value
France (continued)
0.50%, 01/19/26(a)	EUR100	$111,962
0.50%, 02/19/27(a)	EUR800	880,267
0.63%, 04/13/26(a)	EUR300	335,131
0.63%, 01/20/42(a)	EUR500	370,734
0.75%, 01/11/27(a)	EUR100	110,757
0.75%, 09/27/27(a)	EUR200	218,896
1.13%, 12/01/31(a)	EUR300	305,267
1.25%, 05/11/32(a)	EUR200	202,999
1.45%, 01/16/34(a)	EUR400	399,003
1.50%, 01/13/31(a)	EUR1,000	1,061,214
1.50%, 06/28/38(a)	EUR200	184,291
3.13%, 07/20/33(a)	EUR300	343,077
3.13%, 05/17/39(a)	EUR600	665,979
3.25%, 02/19/29(a)	EUR400	465,662
French Republic Government Bond OAT
0.00%, 02/25/27(a)(e)	EUR16,030	17,569,492
0.00%, 11/25/29(a)(e)	EUR12,704	12,952,919
0.00%, 11/25/30(a)(e)	EUR6,383	6,300,083
0.00%, 11/25/31(a)(e)	EUR10,950	10,431,023
0.00%, 05/25/32(a)(e)	EUR8,840	8,260,133
0.00%, 05/25/32(e)	EUR2,260	2,111,754
0.25%, 11/25/26(a)(e)	EUR1,030	1,138,765
0.50%, 05/25/26(a)(e)	EUR1,017	1,136,501
0.50%, 05/25/29(a)(e)	EUR10,179	10,749,703
0.50%, 05/25/40(e)	EUR6,693	4,922,068
0.50%, 06/25/44(a)(e)	EUR5,861	3,805,946
0.50%, 05/25/72(e)	EUR3,003	1,047,807
0.75%, 02/25/28(a)(e)	EUR12,453	13,619,788
0.75%, 05/25/28(a)(e)	EUR14,201	15,463,485
0.75%, 11/25/28(a)(e)	EUR14,569	15,708,982
0.75%, 05/25/52(a)(e)	EUR6,770	3,770,181
0.75%, 05/25/53(e)	EUR7,108	3,853,647
1.00%, 05/25/27(a)(e)	EUR17,371	19,337,000
1.25%, 05/25/34(a)(e)	EUR14,337	13,959,323
1.25%, 05/25/36(e)	EUR9,703	8,962,938
1.25%, 05/25/38(a)(e)	EUR5,525	4,837,306
1.50%, 05/25/31(a)(e)	EUR11,633	12,384,338
1.50%, 05/25/50(e)	EUR6,630	4,765,785
1.75%, 06/25/39(e)	EUR6,648	6,112,867
1.75%, 05/25/66(e)	EUR3,865	2,501,276
2.00%, 11/25/32(a)(e)	EUR9,980	10,666,623
2.00%, 05/25/48(e)	EUR3,845	3,202,537
2.50%, 09/24/26(a)(e)	EUR1,000	1,143,144
2.50%, 09/24/27(e)	EUR4,000	4,589,616
2.50%, 05/25/30(a)(e)	EUR8,927	10,150,522
2.50%, 05/25/43(a)(e)	EUR5,093	4,908,999
2.75%, 10/25/27(a)(e)	EUR11,925	13,765,318
2.75%, 02/25/29(a)(e)	EUR10,380	11,981,542
2.75%, 02/25/30(a)(e)	EUR10,978	12,636,288
3.00%, 05/25/33(a)(e)	EUR6,500	7,408,488
3.00%, 11/25/34(e)	EUR10,788	12,115,960
3.00%, 06/25/49(a)(e)	EUR2,270	2,270,734
3.00%, 05/25/54(a)(e)	EUR5,000	4,817,586
3.20%, 05/25/35(e)	EUR1,790	2,033,594
3.25%, 05/25/45(a)(e)	EUR6,791	7,248,159
3.25%, 05/25/55(e)	EUR1,370	1,377,369
3.25%, 05/25/55(a)(e)	EUR2,650	2,664,254
3.50%, 11/25/33(a)(e)	EUR8,723	10,264,747
3.60%, 05/25/42(e)	EUR950	1,073,107
3.75%, 05/25/56(e)	EUR2,200	2,418,034
4.00%, 10/25/38(a)(e)	EUR6,676	8,030,580

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
France (continued)
4.00%, 04/25/55(e)	EUR5,144	$5,956,958
4.00%, 04/25/60(a)(e)	EUR2,410	2,771,562
4.50%, 04/25/41(a)(e)	EUR7,748	9,783,533
4.75%, 04/25/35(a)(e)	EUR8,025	10,343,105
5.50%, 04/25/29(a)(e)	EUR2,118	2,693,246
5.75%, 10/25/32(a)(e)	EUR5,702	7,732,891
Gestion Securite de Stocks Securite SA
0.63%, 10/20/28(a)	EUR400	427,063
3.38%, 06/29/30(a)	EUR600	703,766
3.50%, 11/25/29(a)	EUR600	704,691
Ile-de-France Mobilites
3.40%, 05/25/43(a)	EUR200	213,941
3.80%, 05/25/45(a)	EUR200	226,476
Ile-De-France Mobilites, 3.45%, 06/25/49(a)	EUR400	420,655
Regie Autonome des Transports Parisiens EPIC, 1.88%, 05/25/32(a)	EUR100	104,814
Region of Ile de France
0.00%, 04/20/28(a)	EUR300	318,192
2.90%, 04/30/31(a)	EUR600	683,684
3.20%, 05/25/34(a)	EUR500	564,880
SFIL SA
0.25%, 12/01/31(a)	EUR300	287,107
1.50%, 03/05/32(a)	EUR200	206,615
2.88%, 01/22/31(a)	EUR500	570,780
3.00%, 09/24/30(a)	EUR200	230,981
3.25%, 11/25/30(a)	EUR1,000	1,164,764
SNCF Reseau
2.63%, 12/29/25(a)	EUR300	340,798
5.00%, 03/11/52(a)	GBP200	237,459
Societe Des Grands Projets EPIC
0.00%, 11/25/30(a)	EUR1,400	1,372,593
0.30%, 11/25/31(a)	EUR600	578,733
0.70%, 10/15/60(a)	EUR700	300,960
0.88%, 05/10/46(a)	EUR600	398,073
1.00%, 11/26/51(a)	EUR500	296,835
1.00%, 02/18/70(a)	EUR500	219,190
1.13%, 05/25/34(a)	EUR400	381,682
1.63%, 04/08/42(a)	EUR800	667,526
1.70%, 05/25/50(a)	EUR500	370,678
3.70%, 05/25/53(a)	EUR200	217,232
Societe Nationale SNCF SACA
0.63%, 04/17/30(a)	EUR1,000	1,029,990
0.88%, 02/28/51(a)	EUR600	324,977
1.00%, 05/25/40(a)	EUR100	77,761
1.00%, 01/19/61(a)	EUR400	179,353
5.88%, 01/29/55(a)	GBP100	134,204
Unedic Asseo
0.10%, 11/25/26(a)	EUR600	660,984
0.25%, 11/25/29(a)	EUR1,400	1,440,131
0.25%, 07/16/35(a)	EUR1,400	1,191,057
0.50%, 03/20/29(a)	EUR500	529,133
0.88%, 05/25/28(a)	EUR100	109,035
1.25%, 10/21/27(a)	EUR300	333,433
1.25%, 05/25/33(a)	EUR400	399,479
1.50%, 04/20/32(a)	EUR300	312,570
1.75%, 11/25/32(a)	EUR500	524,580
UNEDIC ASSEO
3.13%, 11/25/34(a)	EUR1,000	1,134,697
3.38%, 11/25/33(a)	EUR2,000	2,326,522
Ville de Paris
1.25%, 01/12/32(a)	EUR200	203,298
Security	Par (000)	Value
France (continued)
1.38%, 11/20/34(a)	EUR100	$94,922
3.75%, 06/22/48(a)	EUR300	331,660
		449,869,204
Georgia — 0.0%
Gemeinsame Deutsche Bundeslaender, 2.50%, 10/24/31(a)	EUR400	450,835
Land Baden-Wuerttemberg, 2.63%, 10/30/34(a)	EUR1,800	2,011,780
State of North Rhine-Westphalia, 2.50%, 10/15/29(a)	EUR250	285,347
State of North Rhine-Westphalia Germany, 2.70%, 09/05/34(a)	EUR350	393,565
		3,141,527
Germany — 5.4%
Bundesobligation
0.00%, 04/10/26(a)	EUR150	167,227
0.00%, 10/09/26(a)	EUR2,509	2,775,300
0.00%, 04/16/27(a)	EUR9,125	10,007,992
1.30%, 10/15/27(a)	EUR14,163	15,896,478
2.10%, 04/12/29(a)	EUR3,000	3,426,710
2.20%, 04/13/28(a)	EUR2,440	2,799,250
2.40%, 10/19/28(a)	EUR6,204	7,163,009
2.40%, 04/18/30(a)	EUR4,100	4,734,432
Bundesrepublik Deutschland Bundesanleihe
0.00%, 08/15/26(a)	EUR6,545	7,258,802
0.00%, 11/15/27(a)	EUR4,257	4,620,970
0.00%, 11/15/28(a)	EUR1,536	1,634,017
0.00%, 08/15/29(a)	EUR7,100	7,426,118
0.00%, 02/15/30(a)	EUR7,750	8,008,771
0.00%, 08/15/30(a)	EUR5,010	5,117,201
0.00%, 02/15/31(a)	EUR3,180	3,205,925
0.00%, 08/15/31(a)	EUR2,999	2,982,506
0.00%, 02/15/32(a)	EUR2,751	2,695,840
0.00%, 05/15/35(a)	EUR4,591	4,063,732
0.00%, 05/15/36(a)	EUR6,810	5,835,177
0.00%, 08/15/50(a)	EUR7,826	4,386,621
0.00%, 08/15/52(a)	EUR7,214	3,815,237
0.25%, 02/15/27(a)	EUR6,448	7,126,107
0.25%, 08/15/28(a)	EUR3,268	3,524,267
0.25%, 02/15/29(a)	EUR5,881	6,283,921
0.50%, 08/15/27(a)	EUR4,000	4,412,941
0.50%, 02/15/28(a)	EUR8,994	9,854,003
1.00%, 05/15/38(a)	EUR393	363,868
1.25%, 08/15/48(a)	EUR7,386	6,132,653
1.70%, 08/15/32(a)	EUR4,679	5,122,939
1.80%, 08/15/53(a)	EUR8,708	7,842,131
2.10%, 11/15/29(a)	EUR4,120	4,698,838
2.20%, 02/15/34(a)	EUR5,202	5,813,815
2.30%, 02/15/33(a)	EUR8,820	10,013,810
2.40%, 11/15/30(a)	EUR7,593	8,758,158
2.50%, 02/15/35(a)	EUR5,350	6,090,191
2.50%, 07/04/44(a)	EUR5,867	6,337,934
2.50%, 08/15/46(a)	EUR6,413	6,879,397
2.50%, 08/15/54(a)	EUR3,381	3,544,337
2.60%, 08/15/33(a)	EUR6,950	8,036,900
2.60%, 08/15/34(a)	EUR7,997	9,201,506
2.60%, 05/15/41(a)	EUR2,570	2,842,838
3.25%, 07/04/42(a)	EUR5,167	6,210,934
4.00%, 01/04/37(a)	EUR4,340	5,610,291
4.75%, 07/04/28(a)	EUR2,759	3,409,831
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
4.75%, 07/04/34(a)	EUR9,167	$12,407,366
4.75%, 07/04/40(a)	EUR7,119	10,053,321
5.50%, 01/04/31(a)	EUR3,405	4,560,807
5.63%, 01/04/28(a)	EUR1,555	1,939,690
6.25%, 01/04/30(a)	EUR2,903	3,914,229
6.50%, 07/04/27(a)	EUR1,253	1,563,812
Series G, 0.00%, 08/15/30(a)	EUR1,710	1,747,207
Series G, 0.00%, 08/15/31(a)	EUR2,500	2,487,173
Series G, 0.00%, 08/15/50(a)	EUR3,210	1,803,375
Bundesschatzanweisungen
2.00%, 12/10/26(a)	EUR3,620	4,120,616
2.50%, 03/19/26(a)	EUR650	740,793
2.70%, 09/17/26(a)	EUR3,853	4,422,200
2.90%, 06/18/26(a)	EUR3,630	4,165,049
Free & Hanseatic City of Hamburg, 2.38%, 10/02/29	EUR440	499,670
Free and Hanseatic City of Hamburg
0.00%, 04/07/26(a)	EUR300	333,680
0.00%, 09/29/31	EUR300	289,525
0.25%, 02/18/41(a)	EUR200	143,055
0.40%, 11/23/51	EUR200	108,275
1.45%, 11/05/38(a)	EUR100	92,686
2.88%, 04/30/32	EUR1,000	1,153,930
Free State of Bavaria
0.00%, 05/07/27(a)	EUR700	762,073
3.00%, 02/19/55	EUR200	217,030
Free State of Saxony
0.00%, 11/05/29(a)	EUR400	409,059
2.50%, 02/17/32	EUR700	790,378
Gemeinsame Deutsche Bundeslaender
0.00%, 10/08/27(a)	EUR400	431,012
0.00%, 08/26/30(a)	EUR600	598,052
0.63%, 10/25/27(a)	EUR400	437,063
0.63%, 02/13/29(a)	EUR300	319,683
1.25%, 05/04/29(a)	EUR200	217,530
Investitionsbank Schleswig-Holstein, 2.75%, 02/19/35(a)	EUR1,000	1,122,057
Land Baden-Wuerttemberg
0.00%, 07/09/32(a)	EUR200	188,685
0.63%, 01/27/26(a)	EUR200	224,143
0.80%, 04/05/28(a)	EUR300	327,089
2.75%, 05/16/29(a)	EUR1,000	1,154,126
3.00%, 06/27/33(a)	EUR400	463,705
Land Berlin
0.00%, 05/18/27(a)	EUR500	543,868
0.00%, 07/02/30(a)	EUR400	400,456
0.05%, 08/06/40(a)	EUR350	247,598
0.10%, 01/18/30(a)	EUR500	509,561
0.10%, 01/18/41(a)	EUR280	196,068
0.63%, 03/20/26(a)	EUR100	111,948
0.63%, 02/08/27(a)	EUR350	387,031
0.63%, 02/05/29(a)	EUR850	906,572
0.63%, 01/26/52(a)	EUR200	117,164
0.75%, 04/03/34(a)	EUR475	452,927
1.00%, 05/19/32(a)	EUR300	305,158
1.25%, 06/01/28	EUR300	330,814
1.38%, 06/05/37(a)	EUR720	679,575
1.38%, 08/27/38(a)	EUR100	92,100
2.63%, 01/24/31	EUR1,000	1,142,032
2.75%, 01/16/32	EUR550	630,161
2.75%, 02/14/33	EUR100	113,779
Security	Par (000)	Value
Germany (continued)
3.00%, 05/15/29(a)	EUR350	$407,221
3.00%, 03/13/54(a)	EUR800	841,371
Land Thueringen
0.20%, 10/26/26(a)	EUR60	66,190
0.38%, 12/01/51(a)	EUR150	80,510
0.50%, 03/02/27(a)	EUR100	110,242
0.50%, 03/02/29	EUR500	530,350
2.88%, 04/02/32(a)	EUR100	115,381
3.00%, 11/15/28(a)	EUR1,340	1,559,443
State of Brandenburg
0.00%, 06/26/28(a)	EUR500	529,670
0.25%, 10/19/26(a)	EUR500	552,379
0.60%, 10/13/51(a)	EUR200	116,853
1.13%, 07/04/33(a)	EUR100	100,561
2.50%, 01/25/29	EUR400	457,323
2.88%, 05/23/34(a)	EUR900	1,028,117
3.00%, 07/20/33	EUR100	115,682
State of Bremen
0.00%, 10/06/28(a)	EUR1,000	1,050,928
0.15%, 09/14/40(a)	EUR300	214,658
0.55%, 02/04/50(a)	EUR300	177,842
1.20%, 01/30/34(a)	EUR200	199,170
2.75%, 01/30/32	EUR100	114,789
2.75%, 01/28/33	EUR400	455,486
2.88%, 07/18/31	EUR900	1,040,335
State of Hesse
0.13%, 10/10/31	EUR100	97,226
0.38%, 07/06/26(a)	EUR725	806,196
0.63%, 08/02/28(a)	EUR600	647,108
0.75%, 08/04/36(a)	EUR200	178,175
2.63%, 09/10/27	EUR700	803,093
2.63%, 08/25/34(a)	EUR100	111,747
2.75%, 01/12/32(a)	EUR1,300	1,490,587
2.75%, 01/10/34(a)	EUR200	226,363
2.88%, 01/10/33	EUR950	1,093,180
2.88%, 07/04/33	EUR150	172,320
3.13%, 03/10/39(a)	EUR100	113,688
3.25%, 10/05/28	EUR1,974	2,313,243
State of Lower Saxony
0.00%, 07/10/26(a)	EUR500	553,339
0.00%, 02/11/27(a)	EUR400	437,414
0.00%, 11/25/27(a)	EUR500	537,263
0.00%, 05/26/28(a)	EUR680	721,746
0.00%, 08/13/30(a)	EUR800	799,191
0.13%, 01/09/32(a)	EUR700	675,858
0.25%, 04/15/36(a)	EUR100	85,095
0.38%, 05/14/29(a)	EUR1,600	1,680,071
0.50%, 06/08/26(a)	EUR450	501,707
1.13%, 09/12/33(a)	EUR200	199,811
2.63%, 03/15/29(a)	EUR1,140	1,308,829
2.63%, 03/18/32(a)	EUR250	283,790
2.75%, 08/04/33(a)	EUR200	227,578
2.75%, 02/24/34	EUR100	113,302
State of Mecklenburg-Western Pomerania, 2.55%, 01/12/32	EUR470	532,625
State of North Rhine-Westphalia Germany
0.00%, 01/15/29(a)	EUR650	678,750
0.00%, 10/12/35(a)	EUR575	481,409
0.13%, 06/04/31(a)	EUR925	908,659
0.20%, 03/31/27(a)	EUR1,000	1,094,952
0.20%, 04/09/30(a)	EUR1,400	1,425,250

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Germany (continued)
0.20%, 01/27/51(a)	EUR250	$129,347
0.38%, 09/02/50(a)	EUR200	110,781
0.50%, 04/16/26(a)	EUR65	72,623
0.50%, 02/16/27(a)	EUR700	772,724
0.50%, 01/15/52(a)	EUR630	356,600
0.63%, 07/21/31(a)	EUR460	464,493
0.75%, 08/16/41(a)	EUR75	58,201
0.80%, 07/30/49(a)	EUR630	414,165
0.90%, 11/15/28(a)	EUR600	649,634
0.95%, 01/10/2121(a)	EUR390	159,236
1.00%, 10/16/46(a)	EUR570	414,598
1.10%, 03/13/34(a)	EUR780	769,688
1.25%, 05/12/36(a)	EUR650	618,100
1.38%, 01/15/2120(a)	EUR435	220,114
1.45%, 02/16/43(a)	EUR250	212,592
1.45%, 01/19/2122(a)	EUR200	105,770
1.50%, 06/12/40(a)	EUR550	497,355
1.63%, 10/24/30(a)	EUR320	347,312
1.65%, 02/22/38(a)	EUR980	946,549
1.65%, 05/16/47(a)	EUR470	392,981
1.75%, 10/26/57(a)	EUR480	364,000
1.75%, 07/11/68(a)	EUR400	284,317
1.95%, 09/26/78(a)	EUR565	407,814
2.15%, 12/31/99(a)	EUR845	623,705
2.25%, 06/14/52(a)	EUR200	180,810
2.65%, 01/15/30(a)	EUR500	574,232
2.90%, 01/15/53(a)	EUR1,100	1,138,145
3.00%, 06/06/29(a)	EUR500	582,316
3.00%, 03/20/54(a)	EUR600	631,482
3.15%, 11/20/26(a)	EUR680	784,127
3.40%, 03/07/73(a)	EUR550	616,883
State of Rhineland-Palatinate
0.00%, 01/21/31(a)	EUR800	788,798
0.05%, 01/23/30(a)	EUR425	432,487
0.38%, 01/26/27(a)	EUR300	330,483
0.38%, 03/10/51(a)	EUR200	110,170
2.75%, 02/23/28(a)	EUR1,490	1,717,269
2.75%, 07/25/31(a)	EUR100	114,793
3.00%, 05/02/34	EUR200	230,583
State of Saarland, 3.00%, 01/19/35(a)	EUR200	230,040
State of Saxony-Anhalt
0.00%, 03/10/31(a)	EUR300	294,903
0.50%, 06/25/27(a)	EUR450	493,414
0.75%, 01/29/29(a)	EUR200	214,544
2.45%, 02/13/30	EUR1,300	1,479,975
2.75%, 01/23/34	EUR200	226,607
2.95%, 06/20/33(a)	EUR250	288,699
3.15%, 02/06/54	EUR190	205,711
State of Schleswig-Holstein Germany
0.05%, 07/08/31(a)	EUR500	487,175
0.13%, 06/12/29(a)	EUR550	570,686
0.20%, 08/15/39(a)	EUR250	186,467
0.38%, 02/08/27(a)	EUR200	220,221
2.88%, 05/10/28(a)	EUR450	520,393
2.88%, 06/25/29(a)	EUR1,000	1,158,414
3.00%, 08/16/33(a)	EUR800	927,300
		373,801,773
Greece — 0.3%
Hellenic Republic Government Bond
1.88%, 07/23/26(a)(e)	EUR1,000	1,133,407
1.88%, 01/24/52(a)(e)	EUR100	75,639
Security	Par (000)	Value
Greece (continued)
3.38%, 06/15/34(e)	EUR1,000	$1,150,926
3.88%, 06/15/28(a)(e)	EUR3,620	4,320,806
3.90%, 01/30/33(a)	EUR5,000	6,004,208
4.13%, 06/15/54(e)	EUR884	1,007,744
4.20%, 01/30/42(a)	EUR430	509,815
4.38%, 07/18/38(a)(e)	EUR3,000	3,658,409
		17,860,954
Hong Kong — 0.0%
Hong Kong Government International Bond
3.38%, 06/07/27(a)	EUR382	441,267
3.75%, 06/07/32(a)	EUR200	236,391
		677,658
Hungary — 0.2%
Hungary Government Bond
2.25%, 04/20/33	HUF378,920	778,740
2.25%, 06/22/34	HUF260,990	511,235
2.75%, 12/22/26	HUF411,470	1,092,843
3.00%, 10/27/27	HUF467,180	1,215,281
3.00%, 08/21/30	HUF367,180	876,328
3.00%, 10/27/38	HUF348,710	642,966
3.00%, 04/25/41	HUF200,000	346,153
3.25%, 10/22/31	HUF255,650	595,816
4.75%, 11/24/32	HUF324,240	808,197
5.50%, 06/24/25	HUF266,930	746,673
6.75%, 10/22/28	HUF424,590	1,205,795
Hungary Government International Bond
1.25%, 10/22/25(a)	EUR310	349,098
1.63%, 04/28/32(a)	EUR423	407,476
4.00%, 07/25/29(a)	EUR550	636,158
4.25%, 06/16/31(a)	EUR400	459,832
4.50%, 06/16/34(a)	EUR450	495,764
4.88%, 03/22/40(a)	EUR500	536,688
5.00%, 02/22/27(a)	EUR250	294,299
5.38%, 09/12/33(a)	EUR300	354,344
Magyar Export-Import Bank Zrt, 6.00%, 05/16/29(a)	EUR750	910,372
		13,264,058
Indonesia — 0.8%
Indonesia Government International Bond
0.90%, 02/14/27	EUR100	109,514
1.10%, 03/12/33	EUR200	184,733
1.40%, 10/30/31	EUR300	296,332
3.75%, 06/14/28(a)	EUR500	578,817
4.13%, 01/15/37	EUR300	333,566
Indonesia Treasury Bond
5.13%, 04/15/27	IDR39,000,000	2,297,339
6.25%, 06/15/36	IDR17,555,000	999,898
6.38%, 08/15/28	IDR48,232,000	2,900,890
6.38%, 04/15/32	IDR43,000,000	2,544,429
6.38%, 07/15/37	IDR20,485,000	1,172,839
6.50%, 02/15/31	IDR60,396,000	3,611,594
6.63%, 02/15/34	IDR70,000,000	4,167,561
6.75%, 07/15/35	IDR22,136,000	1,322,991
6.88%, 04/15/29	IDR25,000,000	1,522,928
6.88%, 08/15/51	IDR15,000,000	882,376
6.88%, 07/15/54	IDR19,700,000	1,164,490
7.00%, 05/15/27	IDR25,000,000	1,523,312
7.00%, 09/15/30	IDR40,048,000	2,453,377
7.00%, 02/15/33	IDR44,413,000	2,706,966
7.13%, 06/15/38	IDR22,030,000	1,345,530
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Indonesia (continued)
7.13%, 06/15/42	IDR21,144,000	$1,280,606
7.13%, 06/15/43	IDR31,842,000	1,937,375
7.25%, 02/15/26	IDR26,000,000	1,576,737
7.38%, 05/15/48	IDR27,269,000	1,681,568
7.50%, 08/15/32	IDR41,912,000	2,628,383
7.50%, 04/15/40	IDR50,166,000	3,144,750
8.25%, 05/15/29	IDR58,031,000	3,708,695
8.25%, 05/15/36	IDR18,000,000	1,189,966
8.38%, 09/15/26	IDR9,000,000	556,300
8.38%, 03/15/34	IDR38,000,000	2,518,560
8.38%, 04/15/39	IDR19,760,000	1,323,709
8.75%, 02/15/44	IDR12,320,000	866,095
Perusahaan Penerbit SBSN Indonesia, 8.88%, 11/15/31	IDR7,600,000	505,830
		55,038,056
Ireland — 0.4%
Ireland Government Bond
0.00%, 10/18/31(a)	EUR2,955	2,864,956
0.20%, 05/15/27(a)	EUR5,204	5,712,988
0.20%, 10/18/30(a)	EUR1,387	1,403,535
0.35%, 10/18/32(a)	EUR1,021	986,507
0.40%, 05/15/35(a)	EUR1,105	986,966
0.55%, 04/22/41(a)	EUR898	686,679
0.90%, 05/15/28(a)	EUR681	749,530
1.00%, 05/15/26(a)	EUR2,978	3,347,852
1.10%, 05/15/29(a)	EUR2,263	2,469,570
1.30%, 05/15/33(a)	EUR565	580,579
1.35%, 03/18/31(a)	EUR694	745,593
1.50%, 05/15/50(a)	EUR2,042	1,638,889
1.70%, 05/15/37(a)	EUR717	710,351
2.00%, 02/18/45(a)	EUR2,283	2,140,253
2.40%, 05/15/30(a)	EUR1,290	1,475,132
2.60%, 10/18/34(a)	EUR1,230	1,372,064
3.00%, 10/18/43(a)	EUR500	550,980
		28,422,424
Israel — 0.3%
Israel Government Bond
0.50%, 02/27/26	ILS2,650	707,733
1.00%, 03/31/30	ILS8,576	2,035,252
1.30%, 04/30/32	ILS6,733	1,529,702
1.50%, 05/31/37	ILS7,977	1,603,160
2.00%, 03/31/27	ILS1,750	462,881
2.25%, 09/28/28	ILS4,828	1,250,148
2.80%, 11/29/52	ILS4,080	788,388
3.75%, 09/30/27	ILS10,090	2,751,287
3.75%, 02/28/29	ILS5,568	1,511,039
3.75%, 03/31/47	ILS7,492	1,812,972
4.00%, 03/30/35	ILS4,430	1,186,975
5.50%, 01/31/42	ILS5,476	1,673,974
6.25%, 10/30/26	ILS3,643	1,032,602
Israel Government International Bond
0.63%, 01/18/32(a)	EUR600	550,628
1.50%, 01/18/27(a)	EUR300	331,238
1.50%, 01/16/29(a)	EUR500	531,275
2.50%, 01/16/49(a)	EUR400	353,431
5.00%, 10/30/26(a)	EUR200	233,531
		20,346,216
Italy — 4.8%
Cassa Depositi e Prestiti SpA
1.00%, 09/21/28(a)	EUR300	323,157
Security	Par (000)	Value
Italy (continued)
1.00%, 02/11/30(a)	EUR100	$104,161
4.75%, 10/18/30(a)	EUR600	735,785
Italy Buoni Poliennali Del Tesoro
0.25%, 03/15/28(a)	EUR4,033	4,339,197
0.45%, 02/15/29(a)	EUR2,558	2,706,226
0.50%, 07/15/28(a)	EUR5,447	5,858,703
0.60%, 08/01/31(e)	EUR5,553	5,481,501
0.90%, 04/01/31(a)	EUR4,740	4,817,263
0.95%, 09/15/27(a)	EUR5,060	5,602,977
0.95%, 08/01/30(a)	EUR4,218	4,382,408
0.95%, 12/01/31(e)	EUR10,684	10,680,160
0.95%, 06/01/32(a)	EUR6,810	6,705,154
0.95%, 03/01/37(e)	EUR2,128	1,788,102
1.35%, 04/01/30(a)	EUR4,873	5,216,412
1.45%, 03/01/36(e)	EUR4,700	4,314,490
1.50%, 04/30/45(e)	EUR3,016	2,244,560
1.65%, 12/01/30(e)	EUR2,248	2,405,231
1.65%, 03/01/32(e)	EUR5,753	5,991,697
1.70%, 09/01/51(e)	EUR3,850	2,681,743
1.80%, 03/01/41(a)(e)	EUR4,020	3,401,793
2.00%, 02/01/28(a)	EUR3,792	4,293,501
2.05%, 08/01/27(a)	EUR4,559	5,179,097
2.15%, 03/01/72(e)	EUR320	219,195
2.15%, 03/01/72(a)(e)	EUR2,617	1,792,601
2.25%, 09/01/36(e)	EUR3,180	3,153,271
2.45%, 09/01/33(e)	EUR4,872	5,213,230
2.45%, 09/01/50(e)	EUR3,703	3,066,916
2.50%, 12/01/32(a)	EUR6,360	6,913,990
2.65%, 12/01/27(a)	EUR14,389	16,553,756
2.70%, 03/01/47(e)	EUR3,824	3,458,024
2.80%, 12/01/28(a)	EUR5,610	6,487,736
2.80%, 06/15/29(a)	EUR3,603	4,149,329
2.80%, 03/01/67(e)	EUR2,692	2,200,006
2.95%, 09/01/38(e)	EUR2,854	2,950,885
3.00%, 08/01/29(a)	EUR5,468	6,349,889
3.10%, 03/01/40(e)	EUR1,704	1,757,236
3.25%, 03/01/38(e)	EUR1,849	1,983,413
3.25%, 09/01/46(e)	EUR4,702	4,671,068
3.35%, 07/01/29(a)	EUR3,735	4,382,328
3.35%, 03/01/35(e)	EUR3,349	3,767,692
3.40%, 04/01/28(a)	EUR3,964	4,652,581
3.45%, 03/01/48(e)	EUR3,737	3,796,544
3.50%, 03/01/30(e)	EUR14,097	16,701,949
3.50%, 02/15/31(e)	EUR2,400	2,817,283
3.65%, 08/01/35(e)	EUR2,000	2,288,184
3.80%, 08/01/28(a)	EUR2,561	3,045,151
3.85%, 12/15/29(a)	EUR8,123	9,736,089
3.85%, 07/01/34(a)	EUR4,565	5,361,822
3.85%, 02/01/35(a)	EUR5,771	6,745,081
3.85%, 10/01/40(e)	EUR820	913,265
3.85%, 09/01/49(e)	EUR4,547	4,886,196
4.00%, 11/15/30(a)	EUR4,110	4,952,728
4.00%, 10/30/31(a)(e)	EUR2,200	2,657,913
4.00%, 04/30/35(e)	EUR2,510	2,986,000
4.00%, 02/01/37(e)	EUR6,717	7,890,893
4.10%, 02/01/29(a)	EUR5,960	7,175,104
4.15%, 10/01/39(e)	EUR4,160	4,836,522
4.15%, 10/01/39(a)(e)	EUR2,214	2,574,053
4.20%, 03/01/34(a)	EUR5,160	6,234,828
4.30%, 10/01/54(e)	EUR3,030	3,406,845
4.35%, 11/01/33(a)	EUR2,950	3,607,445

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Italy (continued)
4.40%, 05/01/33(a)	EUR4,972	$6,113,813
4.45%, 09/01/43(e)	EUR2,260	2,677,515
4.45%, 09/01/43(a)(e)	EUR860	1,018,877
4.50%, 10/01/53(a)(e)	EUR2,276	2,655,207
4.75%, 09/01/28(e)	EUR3,699	4,531,420
4.75%, 09/01/44(e)	EUR3,822	4,715,052
5.00%, 08/01/34(e)	EUR5,674	7,262,441
5.00%, 08/01/39(e)	EUR5,573	7,094,943
5.00%, 09/01/40(e)	EUR6,361	8,072,989
5.25%, 11/01/29(a)	EUR872	1,106,762
5.75%, 02/01/33(a)	EUR4,535	6,046,849
6.00%, 05/01/31(a)	EUR2,905	3,873,746
6.50%, 11/01/27(a)	EUR2,764	3,472,777
Republic of Italy Government International Bond, 5.20%, 07/31/34	EUR950	1,194,289
		335,427,039
Japan — 10.5%
Development Bank of Japan Inc.
2.63%, 09/11/28(a)	EUR100	114,406
3.50%, 09/13/27(a)	EUR100	116,734
Japan Bank for International Cooperation, 2.63%, 10/17/30	EUR1,000	1,139,093
Japan Government Five Year Bond
0.00%, 06/20/26	JPY905,800	6,294,615
0.00%, 09/20/26	JPY991,400	6,877,123
0.00%, 12/20/26	JPY795,900	5,509,174
0.00%, 03/20/27	JPY700,000	4,835,860
0.00%, 06/20/27	JPY981,850	6,770,195
0.10%, 03/20/27	JPY600,000	4,152,265
0.10%, 09/20/27	JPY1,132,600	7,811,539
0.10%, 03/20/28	JPY510,600	3,509,034
0.10%, 06/20/28	JPY540,000	3,702,794
0.20%, 12/20/27	JPY532,500	3,675,993
0.20%, 03/20/28	JPY320,000	2,205,474
0.20%, 12/20/28	JPY720,000	4,931,886
0.30%, 12/20/27	JPY455,350	3,151,703
0.30%, 09/20/28	JPY750,000	5,166,503
0.30%, 12/20/28	JPY800,300	5,495,303
0.40%, 09/20/28	JPY628,400	4,342,653
0.40%, 03/20/29	JPY1,500,000	10,332,934
0.50%, 06/20/29	JPY624,950	4,307,743
0.60%, 03/20/29	JPY401,300	2,785,301
0.60%, 06/20/29	JPY1,040,600	7,213,154
0.70%, 09/20/29	JPY362,250	2,517,844
Japan Government Forty Year Bond
0.40%, 03/20/56	JPY267,100	980,392
0.50%, 03/20/59	JPY192,750	684,067
0.50%, 03/20/60	JPY593,450	2,057,318
0.70%, 03/20/61	JPY533,800	1,971,534
0.80%, 03/20/58	JPY215,600	881,823
0.90%, 03/20/57	JPY364,550	1,577,235
1.00%, 03/20/62	JPY458,600	1,870,948
1.30%, 03/20/63	JPY429,900	1,927,368
1.40%, 03/20/55	JPY510,150	2,653,378
1.70%, 03/20/54	JPY72,150	409,587
1.90%, 03/20/53	JPY131,800	794,069
2.00%, 03/20/52	JPY84,500	525,487
2.20%, 03/20/49	JPY77,000	517,180
2.20%, 03/20/50	JPY116,250	772,989
2.20%, 03/20/51	JPY295,250	1,936,847
2.20%, 03/20/64	JPY604,050	3,542,205
Security	Par (000)	Value
Japan (continued)
Japan Government Ten Year Bond
0.10%, 06/20/26	JPY971,000	$6,755,016
0.10%, 09/20/26	JPY904,700	6,283,818
0.10%, 12/20/26	JPY900,800	6,245,361
0.10%, 03/20/27	JPY505,000	3,495,199
0.10%, 06/20/27	JPY990,700	6,845,240
0.10%, 09/20/27	JPY1,108,500	7,645,577
0.10%, 12/20/27	JPY817,750	5,630,339
0.10%, 03/20/28	JPY976,150	6,708,198
0.10%, 06/20/28	JPY381,750	2,617,951
0.10%, 09/20/28	JPY1,565,250	10,709,334
0.10%, 12/20/28	JPY1,086,750	7,416,671
0.10%, 03/20/29	JPY1,170,000	7,964,964
0.10%, 06/20/29	JPY1,370,450	9,305,697
0.10%, 09/20/29	JPY2,198,550	14,886,319
0.10%, 12/20/29	JPY2,161,650	14,601,003
0.10%, 03/20/30	JPY2,346,900	15,804,857
0.10%, 06/20/30	JPY921,100	6,188,936
0.10%, 09/20/30	JPY598,300	4,010,798
0.10%, 12/20/30	JPY278,150	1,860,084
0.10%, 03/20/31	JPY1,316,600	8,782,404
0.10%, 06/20/31	JPY1,185,700	7,885,907
0.10%, 09/20/31	JPY441,600	2,928,321
0.10%, 12/20/31	JPY1,020,700	6,748,783
0.20%, 03/20/32	JPY1,088,750	7,225,270
0.20%, 06/20/32	JPY926,500	6,127,548
0.20%, 09/20/32	JPY1,117,850	7,363,523
0.40%, 06/20/33	JPY874,050	5,784,045
0.50%, 12/20/32	JPY1,241,300	8,334,599
0.50%, 03/20/33	JPY1,426,550	9,549,472
0.60%, 12/20/33	JPY1,209,500	8,078,607
0.80%, 09/20/33	JPY1,652,550	11,263,485
0.80%, 03/20/34	JPY1,328,050	8,986,014
0.90%, 09/20/34	JPY788,000	5,340,707
1.10%, 06/20/34	JPY1,612,750	11,164,583
1.20%, 12/20/34	JPY1,060,950	7,364,636
Japan Government Thirty Year Bond
0.30%, 06/20/46	JPY179,800	839,549
0.40%, 06/20/49	JPY163,650	721,364
0.40%, 09/20/49	JPY395,350	1,732,226
0.40%, 12/20/49	JPY131,750	573,042
0.40%, 03/20/50	JPY437,500	1,890,881
0.50%, 09/20/46	JPY184,350	898,876
0.50%, 03/20/49	JPY250,350	1,144,781
0.60%, 12/20/46	JPY535,100	2,656,608
0.60%, 06/20/50	JPY238,300	1,081,673
0.60%, 09/20/50	JPY372,500	1,678,741
0.70%, 06/20/48	JPY308,100	1,512,634
0.70%, 12/20/48	JPY196,900	955,551
0.70%, 12/20/50	JPY363,700	1,676,542
0.70%, 03/20/51	JPY506,150	2,315,730
0.70%, 06/20/51	JPY231,500	1,050,188
0.70%, 09/20/51	JPY274,950	1,241,085
0.70%, 12/20/51	JPY353,050	1,583,469
0.80%, 03/20/46	JPY520,250	2,746,987
0.80%, 03/20/47	JPY416,650	2,153,260
0.80%, 06/20/47	JPY647,000	3,329,386
0.80%, 09/20/47	JPY160,550	820,875
0.80%, 12/20/47	JPY175,150	891,502
0.80%, 03/20/48	JPY389,050	1,967,759
0.90%, 09/20/48	JPY206,800	1,060,037
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
1.00%, 03/20/52	JPY321,600	$1,564,158
1.20%, 06/20/53	JPY240,000	1,207,469
1.30%, 06/20/52	JPY255,350	1,340,291
1.40%, 09/20/45	JPY307,200	1,849,008
1.40%, 12/20/45	JPY351,850	2,111,759
1.40%, 09/20/52	JPY374,200	2,009,887
1.40%, 03/20/53	JPY376,550	2,007,638
1.50%, 12/20/44	JPY217,150	1,345,472
1.50%, 03/20/45	JPY462,250	2,857,000
1.60%, 06/20/45	JPY281,000	1,760,653
1.60%, 12/20/52	JPY432,300	2,430,579
1.60%, 12/20/53	JPY350,750	1,948,492
1.70%, 03/20/44	JPY130,000	842,361
1.70%, 06/20/44	JPY62,050	400,719
1.70%, 09/20/44	JPY216,850	1,396,480
1.80%, 03/20/43	JPY99,600	663,452
1.80%, 09/20/43	JPY189,800	1,256,669
1.80%, 09/20/53	JPY235,600	1,377,167
1.80%, 03/20/54	JPY448,850	2,609,498
1.90%, 09/20/42	JPY519,350	3,536,440
1.90%, 06/20/43	JPY236,950	1,599,049
2.00%, 09/20/40	JPY242,600	1,712,022
2.00%, 09/20/41	JPY488,000	3,401,801
2.00%, 03/20/42	JPY206,300	1,431,713
2.10%, 09/20/54	JPY369,400	2,297,921
2.20%, 09/20/39	JPY113,650	831,065
2.20%, 03/20/41	JPY446,300	3,216,100
2.20%, 06/20/54	JPY585,350	3,728,537
2.30%, 03/20/35	JPY34,550	263,506
2.30%, 06/20/35	JPY53,250	405,798
2.30%, 12/20/35	JPY155,000	1,178,319
2.30%, 03/20/39	JPY205,700	1,527,551
2.30%, 03/20/40	JPY368,850	2,719,809
2.30%, 12/20/54	JPY293,650	1,907,082
2.40%, 03/20/34	JPY31,250	240,812
2.40%, 09/20/38	JPY332,450	2,507,925
2.50%, 06/20/34	JPY32,050	248,857
2.50%, 09/20/34	JPY450,150	3,493,725
2.50%, 09/20/37	JPY49,000	376,618
2.50%, 03/20/38	JPY411,100	3,147,928
Japan Government Twenty Year Bond
0.20%, 06/20/36	JPY295,750	1,798,434
0.30%, 06/20/39	JPY492,300	2,796,067
0.30%, 09/20/39	JPY168,300	948,642
0.30%, 12/20/39	JPY288,350	1,615,345
0.40%, 03/20/36	JPY450,550	2,820,285
0.40%, 03/20/39	JPY151,000	876,099
0.40%, 03/20/40	JPY424,600	2,401,368
0.40%, 06/20/40	JPY574,800	3,228,145
0.40%, 09/20/40	JPY377,500	2,105,327
0.40%, 06/20/41	JPY966,000	5,273,354
0.50%, 09/20/36	JPY565,750	3,542,750
0.50%, 03/20/38	JPY388,300	2,347,770
0.50%, 06/20/38	JPY674,900	4,051,756
0.50%, 12/20/38	JPY495,400	2,936,748
0.50%, 12/20/40	JPY325,300	1,831,095
0.50%, 03/20/41	JPY428,200	2,396,356
0.50%, 09/20/41	JPY352,700	1,945,605
0.50%, 12/20/41	JPY614,100	3,365,619
0.60%, 12/20/36	JPY260,850	1,643,931
0.60%, 06/20/37	JPY705,900	4,400,178
Security	Par (000)	Value
Japan (continued)
0.60%, 09/20/37	JPY345,700	$2,142,917
0.60%, 12/20/37	JPY537,000	3,309,389
0.70%, 03/20/37	JPY249,450	1,582,218
0.70%, 09/20/38	JPY300,000	1,840,344
0.80%, 03/20/42	JPY509,950	2,931,960
0.90%, 06/20/42	JPY695,700	4,046,172
1.00%, 12/20/35	JPY247,850	1,662,901
1.10%, 09/20/42	JPY681,100	4,082,113
1.10%, 03/20/43	JPY435,000	2,582,462
1.10%, 06/20/43	JPY639,950	3,784,159
1.20%, 12/20/34	JPY838,550	5,818,097
1.20%, 03/20/35	JPY858,100	5,938,209
1.20%, 09/20/35	JPY552,400	3,795,821
1.30%, 06/20/35	JPY471,900	3,284,639
1.30%, 12/20/43	JPY654,350	3,971,531
1.40%, 09/20/34	JPY741,200	5,249,753
1.40%, 12/20/42	JPY664,050	4,166,301
1.50%, 03/20/34	JPY286,800	2,059,232
1.50%, 06/20/34	JPY464,800	3,329,624
1.50%, 09/20/43	JPY351,000	2,213,045
1.60%, 06/20/30	JPY29,550	214,081
1.60%, 03/20/32	JPY23,850	173,848
1.60%, 03/20/33	JPY97,000	705,655
1.60%, 12/20/33	JPY323,350	2,344,190
1.60%, 03/20/44	JPY125,750	801,176
1.70%, 12/20/31	JPY121,950	894,020
1.70%, 03/20/32	JPY402,100	2,948,362
1.70%, 06/20/32	JPY118,500	869,340
1.70%, 12/20/32	JPY103,000	754,592
1.70%, 06/20/33	JPY942,950	6,906,270
1.70%, 09/20/33	JPY1,262,050	9,235,737
1.80%, 09/20/31	JPY535,100	3,940,900
1.80%, 12/20/31	JPY390,000	2,875,027
1.80%, 03/20/32	JPY600,000	4,429,482
1.80%, 12/20/32	JPY490,100	3,616,182
1.80%, 09/20/44	JPY102,600	672,190
1.90%, 03/20/29	JPY430,900	3,140,758
1.90%, 09/20/30	JPY183,850	1,353,876
1.90%, 06/20/31	JPY330,000	2,441,365
1.90%, 06/20/44	JPY328,700	2,194,085
2.00%, 03/20/27	JPY203,900	1,461,857
2.00%, 06/20/30	JPY60,800	449,057
2.00%, 12/20/44	JPY392,400	2,651,248
2.10%, 12/20/26	JPY327,200	2,342,752
2.10%, 03/20/29	JPY517,700	3,800,724
2.10%, 06/20/29	JPY161,850	1,190,962
2.10%, 09/20/29	JPY460,300	3,393,564
2.10%, 03/20/30	JPY162,500	1,202,347
2.10%, 12/20/30	JPY205,000	1,527,737
2.20%, 09/20/26	JPY334,800	2,393,307
2.20%, 03/20/28	JPY180,150	1,313,357
2.20%, 03/20/30	JPY355,000	2,638,650
2.30%, 06/20/27	JPY1,199,500	8,678,315
Japan Government Two Year Bond
0.30%, 05/01/26	JPY27,600	192,561
0.40%, 06/01/26	JPY90,000	628,334
0.40%, 07/01/26	JPY330,250	2,304,870
0.40%, 08/01/26	JPY310,200	2,164,284
0.40%, 09/01/26	JPY313,500	2,186,677
0.40%, 10/01/26	JPY297,700	2,075,866
0.50%, 11/01/26	JPY294,000	2,052,476

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Japan (continued)
0.60%, 12/01/26	JPY108,200	$756,356
0.90%, 04/01/27	JPY1,498,550	10,526,907
		731,798,197
Kazakhstan — 0.0%
Kazakhstan Government International Bond
0.60%, 09/30/26(a)	EUR300	326,919
1.50%, 09/30/34(a)	EUR100	94,811
		421,730
Latvia — 0.0%
Latvia Government International Bond
0.00%, 01/24/29(a)	EUR1,500	1,541,072
1.38%, 09/23/25(a)	EUR100	112,775
1.88%, 02/19/49(a)	EUR340	270,412
3.00%, 01/24/32(a)	EUR575	646,070
		2,570,329
Lithuania — 0.1%
Lithuania Government International Bond
0.75%, 05/06/30(a)	EUR730	745,923
0.95%, 05/26/27(a)	EUR418	460,252
1.63%, 06/19/49(a)	EUR370	272,635
2.13%, 10/22/35(a)	EUR428	425,546
2.88%, 01/28/30(a)	EUR600	682,681
3.50%, 02/13/34(a)	EUR1,580	1,808,527
3.63%, 01/28/40(a)	EUR350	385,316
		4,780,880
Luxembourg — 0.1%
State of the Grand-Duchy of Luxembourg
0.00%, 03/24/31(a)	EUR1,107	1,086,857
0.00%, 09/14/32(a)	EUR765	716,691
0.63%, 02/01/27(a)	EUR853	944,952
2.25%, 03/19/28(a)	EUR190	216,334
3.00%, 03/02/33(a)	EUR533	617,645
		3,582,479
Malaysia — 0.8%
Malaysia Government Bond
3.76%, 05/22/40	MYR11,200	2,581,839
3.83%, 07/05/34	MYR9,380	2,202,937
3.84%, 04/15/33	MYR3,000	705,070
3.89%, 08/15/29	MYR13,000	3,078,415
3.90%, 11/30/26	MYR1,900	445,463
3.90%, 11/16/27	MYR7,400	1,744,746
3.91%, 07/15/26	MYR3,700	865,154
4.05%, 04/18/39	MYR9,690	2,306,039
4.07%, 06/15/50	MYR4,000	930,125
4.18%, 05/16/44	MYR2,190	526,103
4.23%, 06/30/31	MYR6,710	1,616,345
4.25%, 05/31/35	MYR800	194,023
4.46%, 03/31/53	MYR9,750	2,409,067
4.50%, 04/15/30	MYR850	206,725
4.64%, 11/07/33	MYR17,660	4,389,174
4.70%, 10/15/42	MYR6,840	1,745,599
4.74%, 03/15/46	MYR2,170	558,217
4.76%, 04/07/37	MYR8,495	2,151,801
4.89%, 06/08/38	MYR4,240	1,092,533
4.92%, 07/06/48	MYR8,440	2,214,259
4.94%, 09/30/43	MYR450	118,083
Malaysia Government Investment Issue
3.42%, 09/30/27	MYR4,790	1,114,662
3.47%, 10/15/30	MYR4,000	927,967
3.60%, 07/31/28	MYR8,000	1,870,510
Security	Par (000)	Value
Malaysia (continued)
3.80%, 10/08/31	MYR9,750	$2,295,086
3.99%, 10/15/25	MYR150	34,899
4.07%, 09/30/26	MYR5,000	1,173,713
4.12%, 11/30/34	MYR5,300	1,274,712
4.13%, 07/09/29	MYR11,091	2,645,828
4.19%, 10/07/32	MYR15,740	3,790,188
4.29%, 08/14/43	MYR5,400	1,315,783
4.37%, 10/31/28	MYR7,080	1,697,337
4.47%, 09/15/39	MYR2,930	729,309
4.58%, 08/30/33	MYR1,600	395,672
4.64%, 11/15/49	MYR3,300	836,874
5.36%, 05/15/52	MYR2,000	560,950
		52,745,207
Mexico — 0.7%
Mexican Bonos
5.50%, 03/04/27	MXN780	3,792,420
7.50%, 05/26/33	MXN750	3,449,176
8.00%, 05/24/35	MXN280	1,315,083
8.00%, 07/31/53	MXN39,267	1,624,891
8.50%, 03/02/28	MXN570	2,909,827
8.50%, 03/01/29	MXN500	2,534,947
Series M, 7.75%, 05/29/31	MXN920	4,430,841
Series M, 7.75%, 11/23/34	MXN820	3,763,533
Series M, 7.75%, 11/13/42	MXN986	4,110,326
Series M, 8.00%, 11/07/47	MXN636	2,668,706
Series M 20, 7.50%, 06/03/27	MXN742	3,732,504
Series M 20, 8.50%, 05/31/29	MXN641	3,246,579
Series M 30, 8.50%, 11/18/38	MXN538	2,488,965
Series M 30, 10.00%, 11/20/36	MXN220	1,171,554
Mexico Government International Bond
1.13%, 01/17/30	EUR300	300,938
1.35%, 09/18/27	EUR400	434,644
1.45%, 10/25/33	EUR900	782,516
1.75%, 04/17/28	EUR350	380,298
2.13%, 10/25/51	EUR500	299,540
2.25%, 08/12/36	EUR200	171,632
2.38%, 02/11/30	EUR200	213,061
2.88%, 04/08/39	EUR300	255,498
3.00%, 03/06/45	EUR200	157,466
4.49%, 05/25/32	EUR843	949,395
5.13%, 05/04/37	EUR200	219,842
5.63%, 03/19/2114	GBP100	92,000
		45,496,182
Netherlands — 1.1%
BNG Bank NV
1.25%, 03/30/37(a)	EUR1,550	1,432,182
2.75%, 01/11/34(a)	EUR390	438,026
3.25%, 08/29/33(a)	EUR1,100	1,288,431
4.25%, 02/15/29(a)	GBP400	537,636
Nederlandse Waterschapsbank NV
0.00%, 11/16/26(a)	EUR200	220,115
0.00%, 09/08/31(a)	EUR200	192,758
0.00%, 02/16/37(a)	EUR600	473,731
0.25%, 12/15/25(a)	GBP300	390,080
0.38%, 09/28/46(a)	EUR300	184,574
0.63%, 01/18/27(a)	EUR1,000	1,107,314
0.75%, 10/04/41(a)	EUR400	304,243
1.50%, 04/27/38(a)	EUR280	261,836
2.63%, 01/10/34(a)	EUR1,000	1,114,787
3.00%, 06/05/31(a)	EUR300	348,242
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Netherlands (continued)
Netherlands Government Bond
0.00%, 01/15/27(e)	EUR3,060	$3,366,876
0.00%, 01/15/29(e)	EUR3,215	3,386,724
0.00%, 07/15/30(e)	EUR3,737	3,788,155
0.00%, 07/15/31(e)	EUR4,084	4,019,694
0.00%, 01/15/38(e)	EUR4,226	3,335,511
0.00%, 01/15/52(e)	EUR3,861	2,018,990
0.25%, 07/15/29(e)	EUR2,620	2,756,582
0.50%, 07/15/26(e)	EUR2,479	2,766,628
0.50%, 07/15/32(a)(e)	EUR2,690	2,666,624
0.50%, 01/15/40(e)	EUR2,980	2,409,635
0.75%, 07/15/27(e)	EUR6,964	7,716,148
0.75%, 07/15/28(e)	EUR3,593	3,925,052
2.00%, 01/15/54(e)	EUR2,560	2,344,875
2.50%, 01/15/30(e)	EUR2,770	3,192,255
2.50%, 01/15/33(e)	EUR0 (g)	284
2.50%, 07/15/33(e)	EUR739	836,195
2.50%, 07/15/34(e)	EUR2,930	3,291,045
2.50%, 07/15/35(e)	EUR1,370	1,527,394
2.75%, 01/15/47(e)	EUR3,550	3,878,235
3.25%, 01/15/44(a)(e)	EUR1,760	2,074,624
3.75%, 01/15/42(e)	EUR3,166	3,963,784
4.00%, 01/15/37(e)	EUR2,143	2,719,071
5.50%, 01/15/28(e)	EUR670	831,146
		75,109,482
New Zealand — 0.4%
Auckland Council, 0.25%, 11/17/31(a)	EUR400	385,490
Housing New Zealand Ltd., 3.42%, 10/18/28(a)	NZD500	293,758
New Zealand Government Bond
0.25%, 05/15/28	NZD2,225	1,200,508
0.50%, 05/15/26	NZD2,705	1,562,652
1.50%, 05/15/31	NZD1,862	960,062
1.75%, 05/15/41	NZD1,530	592,473
2.00%, 05/15/32	NZD3,279	1,694,585
2.75%, 04/15/37(a)	NZD2,530	1,240,995
2.75%, 05/15/51	NZD1,520	596,961
3.00%, 04/20/29	NZD3,532	2,049,993
3.50%, 04/14/33(a)	NZD1,699	958,995
4.25%, 05/15/34	NZD2,430	1,432,862
4.50%, 04/15/27(a)	NZD6,197	3,766,885
4.50%, 05/15/30	NZD4,710	2,886,987
4.50%, 05/15/35	NZD2,400	1,431,842
5.00%, 05/15/54	NZD1,400	812,545
New Zealand Local Government Funding Agency Bond
1.50%, 04/15/26(a)	NZD200	116,830
1.50%, 04/20/29(a)	NZD2,345	1,271,447
2.25%, 05/15/31(a)	NZD1,000	529,788
3.50%, 04/14/33	NZD200	109,927
4.40%, 09/08/27	AUD1,200	780,751
4.50%, 05/15/30(a)	NZD600	363,050
5.00%, 03/08/34	AUD650	424,368
		25,463,754
Niger — 0.0%
Nederlandse Waterschapsbank NV, 2.50%, 09/13/27(a)	EUR1,100	1,258,457
Norway — 0.2%
Kommunalbanken AS
0.05%, 10/24/29(a)	EUR300	306,592
0.60%, 06/01/26	AUD286	177,165
Security	Par (000)	Value
Norway (continued)
2.63%, 11/05/31(a)	EUR100	$113,408
2.63%, 02/12/32(a)	EUR300	339,370
2.75%, 11/29/27(a)	EUR500	574,574
4.25%, 07/16/25	AUD150	96,104
4.40%, 02/17/26	AUD200	128,683
5.25%, 04/18/34	AUD200	134,822
Norway Government Bond
1.25%, 09/17/31(e)	NOK14,929	1,233,342
1.38%, 08/19/30(a)(e)	NOK18,688	1,596,581
1.50%, 02/19/26(e)	NOK9,892	931,891
1.75%, 02/17/27(e)	NOK8,007	745,231
1.75%, 09/06/29(e)	NOK7,378	655,536
2.00%, 04/26/28(e)	NOK8,820	810,780
2.13%, 05/18/32(e)	NOK14,621	1,260,743
3.00%, 08/15/33(a)(e)	NOK11,500	1,041,097
3.50%, 10/06/42(a)(e)	NOK8,450	784,120
3.63%, 04/13/34(e)	NOK5,000	472,516
3.63%, 05/31/39(e)	NOK5,700	533,878
		11,936,433
Peru — 0.1%
Peru Government Bond
5.35%, 08/12/40	PEN7	1,536,351
5.40%, 08/12/34	PEN4	987,547
5.94%, 02/12/29	PEN5	1,354,335
6.15%, 08/12/32	PEN4	1,191,663
6.35%, 08/12/28	PEN3	832,436
7.30%, 08/12/33(a)(e)	PEN5	1,582,953
7.60%, 08/12/39(e)	PEN3	742,030
Peruvian Government International Bond
1.95%, 11/17/36	EUR200	180,775
3.75%, 03/01/30	EUR200	232,863
		8,640,953
Philippines — 0.0%
Philippine Government International Bond
0.70%, 02/03/29	EUR100	103,939
0.88%, 05/17/27	EUR200	218,074
1.20%, 04/28/33	EUR100	93,744
1.75%, 04/28/41	EUR100	80,057
3.63%, 02/04/32	EUR300	339,420
		835,234
Poland — 0.6%
Bank Gospodarstwa Krajowego
0.50%, 07/08/31(a)	EUR500	480,515
1.63%, 04/30/28(a)	EUR100	109,623
3.88%, 03/13/35(a)	EUR650	735,467
4.00%, 09/08/27(a)	EUR200	234,169
4.00%, 03/13/32(a)	EUR200	234,419
4.38%, 03/13/39(a)	EUR650	738,720
5.13%, 02/22/33(a)	EUR100	124,584
Republic of Poland Government Bond
0.00%, 01/25/27(f)	PLN16,490	4,053,420
0.25%, 10/25/26	PLN13,597	3,390,860
1.25%, 10/25/30	PLN41,491	9,190,509
1.75%, 04/25/32	PLN10,518	2,270,435
2.50%, 07/25/26	PLN10,390	2,691,142
2.50%, 07/25/27	PLN5,088	1,293,838
2.75%, 04/25/28	PLN14,100	3,562,196
2.75%, 10/25/29	PLN8,780	2,156,143
3.75%, 05/25/27	PLN2,131	557,562
4.00%, 04/25/47	PLN2,250	490,742

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Poland (continued)
4.75%, 07/25/29	PLN3,690	$982,185
5.00%, 10/25/34	PLN6,460	1,682,825
6.00%, 10/25/33	PLN10,000	2,803,624
7.50%, 07/25/28	PLN5,140	1,482,613
Republic of Poland Government International Bond
0.88%, 05/10/27(a)	EUR350	386,057
1.00%, 10/25/28(a)	EUR550	593,675
1.00%, 03/07/29(a)	EUR400	428,675
1.50%, 01/19/26(a)	EUR250	281,674
2.00%, 03/08/49(a)	EUR250	188,484
2.75%, 05/25/32(a)	EUR250	278,826
3.13%, 10/22/31(a)	EUR1,050	1,201,475
3.63%, 11/29/30(a)	EUR800	943,664
3.88%, 10/22/39(a)	EUR400	447,174
4.13%, 01/11/44(a)	EUR380	427,073
4.25%, 02/14/43(a)	EUR450	515,436
		44,957,804
Portugal — 0.5%
Portugal Obrigacoes do Tesouro OT
0.30%, 10/17/31(e)	EUR2,229	2,207,212
0.48%, 10/18/30(e)	EUR1,799	1,855,835
0.70%, 10/15/27(e)	EUR2,307	2,547,607
0.90%, 10/12/35(e)	EUR1,346	1,239,856
1.00%, 04/12/52(e)	EUR1,095	678,312
1.15%, 04/11/42(e)	EUR1,550	1,230,170
1.65%, 07/16/32(e)	EUR400	426,093
1.95%, 06/15/29(a)(e)	EUR2,417	2,728,357
2.13%, 10/17/28(e)	EUR2,784	3,173,440
2.25%, 04/18/34(e)	EUR260	281,238
2.88%, 07/21/26(e)	EUR529	607,211
2.88%, 10/20/34(a)(e)	EUR2,260	2,553,266
3.00%, 06/15/35(a)(e)	EUR120	135,942
3.50%, 06/18/38(e)	EUR941	1,087,422
3.63%, 06/12/54(a)(e)	EUR550	605,830
3.88%, 02/15/30(e)	EUR1,339	1,635,072
4.10%, 04/15/37(e)	EUR1,827	2,254,623
4.10%, 02/15/45(e)	EUR1,606	1,942,214
4.13%, 04/14/27(e)	EUR4,580	5,423,054
		32,612,754
Romania — 0.4%
Romania Government Bond
3.65%, 09/24/31	RON3,500	645,556
4.15%, 01/26/28	RON5,755	1,212,392
4.15%, 10/24/30	RON4,735	920,552
4.25%, 04/28/36	RON4,000	705,698
4.75%, 10/11/34	RON2,120	395,306
4.85%, 04/22/26	RON9,145	2,044,125
4.85%, 07/25/29	RON13,630	2,818,610
5.00%, 02/12/29	RON6,165	1,294,670
6.70%, 02/25/32	RON5,000	1,092,308
7.10%, 07/31/34	RON3,860	856,991
7.20%, 10/30/33	RON2,000	446,935
7.90%, 02/24/38	RON2,800	674,199
8.25%, 09/29/32	RON1,000	237,168
Romania Government International Bond
1.38%, 12/02/29(a)	EUR150	146,006
1.75%, 07/13/30(a)	EUR500	475,797
2.00%, 12/08/26(a)	EUR200	222,477
2.00%, 01/28/32(a)	EUR250	222,611
Security	Par (000)	Value
Romania (continued)
2.00%, 04/14/33(a)	EUR300	$250,681
2.12%, 07/16/31(a)	EUR250	230,042
2.13%, 03/07/28(a)	EUR200	216,110
2.38%, 04/19/27(a)	EUR492	547,352
2.50%, 02/08/30(a)	EUR200	203,250
2.63%, 12/02/40(a)	EUR350	235,868
2.75%, 04/14/41(a)	EUR250	168,527
2.88%, 05/26/28(a)	EUR294	322,588
2.88%, 03/11/29(a)	EUR397	422,847
2.88%, 04/13/42(a)	EUR300	202,214
3.38%, 02/08/38(a)	EUR450	361,111
3.38%, 01/28/50(a)	EUR435	288,636
3.50%, 04/03/34(a)	EUR200	181,347
3.62%, 05/26/30(a)	EUR500	526,776
3.75%, 02/07/34(a)	EUR200	186,354
4.63%, 04/03/49(a)	EUR320	264,634
5.00%, 09/27/26(a)	EUR400	465,019
5.50%, 09/18/28(a)	EUR500	589,390
6.38%, 09/18/33(a)	EUR500	568,168
6.63%, 09/27/29(a)	EUR550	663,567
Romanian Government International Bond
5.13%, 09/24/31(a)	EUR500	540,936
5.25%, 03/10/30(a)	EUR300	341,130
5.25%, 05/30/32(a)	EUR435	471,184
5.38%, 03/22/31(a)	EUR434	483,748
5.63%, 02/22/36(a)	EUR350	363,004
5.63%, 05/30/37(a)	EUR500	513,493
6.00%, 09/24/44(a)	EUR250	252,767
6.25%, 09/10/34(a)	EUR300	332,208
6.75%, 07/11/39(a)	EUR100	110,453
		24,714,805
Saudi Arabia — 0.0%
Saudi Government International Bond
0.63%, 03/03/30(a)	EUR200	203,721
2.00%, 07/09/39(a)	EUR350	306,434
3.38%, 03/05/32(a)	EUR600	679,352
3.75%, 03/05/37(a)	EUR300	332,275
		1,521,782
Senegal — 0.0%
Council of Europe Development Bank, 0.25%, 01/19/32(a)	EUR200	194,333
European Investment Bank, Series EARN 2.38%, 05/15/30(a)	EUR905	1,027,633
		1,221,966
Singapore — 0.4%
Singapore Government Bond
0.50%, 11/01/25	SGD1,607	1,219,184
1.25%, 11/01/26	SGD1,574	1,189,488
1.63%, 07/01/31	SGD1,902	1,400,999
1.88%, 03/01/50	SGD1,350	897,175
1.88%, 10/01/51	SGD1,722	1,133,381
2.13%, 06/01/26	SGD2,680	2,050,325
2.25%, 08/01/36	SGD1,970	1,470,689
2.38%, 06/01/25	SGD2,542	1,945,863
2.38%, 07/01/39	SGD1,710	1,278,343
2.63%, 05/01/28	SGD1,135	882,874
2.63%, 08/01/32	SGD2,068	1,611,500
2.75%, 04/01/42	SGD1,502	1,175,548
2.75%, 03/01/46	SGD1,912	1,499,811
2.88%, 08/01/28	SGD2,000	1,568,888
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Singapore (continued)
2.88%, 07/01/29	SGD1,370	$1,079,658
2.88%, 09/01/30	SGD2,421	1,916,414
3.00%, 04/01/29	SGD1,760	1,392,604
3.00%, 08/01/72(a)	SGD1,483	1,228,110
3.25%, 06/01/54(a)	SGD830	718,254
3.38%, 09/01/33	SGD1,530	1,254,348
3.38%, 05/01/34	SGD1,900	1,561,470
3.50%, 03/01/27	SGD1,230	965,504
		29,440,430
Slovakia — 0.2%
Korea Housing Finance Corp., 2.74%, 03/05/30(a)	EUR200	228,192
Slovakia Government Bond
0.13%, 06/17/27(a)	EUR1,430	1,558,867
0.75%, 04/09/30(a)	EUR1,189	1,237,880
1.00%, 05/14/32(a)	EUR1,630	1,625,768
1.00%, 10/13/51(a)	EUR540	321,529
1.38%, 01/21/27(a)	EUR1,034	1,159,828
1.63%, 01/21/31(a)	EUR852	912,994
1.88%, 03/09/37(a)	EUR1,005	959,609
2.00%, 10/17/47(a)	EUR400	326,064
2.25%, 06/12/68(a)	EUR370	262,418
3.63%, 01/16/29(a)	EUR1,205	1,427,205
3.63%, 06/08/33(a)	EUR1,040	1,212,909
3.75%, 02/23/35(a)	EUR2,430	2,833,117
4.00%, 02/23/43(a)	EUR600	693,534
4.35%, 10/14/25(a)	EUR1,245	1,423,303
		16,183,217
Slovenia — 0.1%
Slovenia Government Bond
0.49%, 10/20/50(a)	EUR653	356,809
0.88%, 07/15/30(a)	EUR900	948,409
1.00%, 03/06/28(a)	EUR1,740	1,919,822
1.18%, 02/13/62(a)	EUR580	341,539
1.19%, 03/14/29(a)	EUR1,240	1,355,074
1.25%, 03/22/27(a)	EUR724	811,677
1.75%, 11/03/40(a)	EUR123	111,558
2.25%, 03/03/32(a)	EUR1,370	1,512,469
3.13%, 08/07/45(a)	EUR521	550,306
		7,907,663
Somalia — 0.0%
Slovakia Government Bond, 3.00%, 02/07/26(a)	EUR320	365,011
South Korea — 2.3%
Export-Import Bank of Korea, 3.63%, 09/18/27	EUR550	640,392
Korea Development Bank (The)
2.63%, 09/08/27	EUR400	455,372
3.38%, 05/23/28(a)	EUR500	581,202
4.25%, 10/22/28(a)	GBP100	133,650
Korea Housing Finance Corp.
0.00%, 06/29/26(a)	EUR400	441,828
3.12%, 03/18/29(a)	EUR200	232,162
3.71%, 04/11/27(a)	EUR300	349,150
Korea Treasury Bond
1.13%, 09/10/25	KRW2,799,720	1,960,922
1.13%, 09/10/39	KRW2,004,990	1,169,068
1.25%, 03/10/26	KRW1,862,790	1,298,331
1.38%, 12/10/29	KRW4,624,080	3,104,837
1.38%, 06/10/30	KRW5,410,230	3,608,090
Security	Par (000)	Value
South Korea (continued)
1.50%, 12/10/26	KRW2,600,000	$1,804,866
1.50%, 12/10/30	KRW4,523,980	3,019,239
1.50%, 09/10/36	KRW1,467,540	923,653
1.50%, 09/10/40	KRW2,859,010	1,737,507
1.50%, 03/10/50	KRW10,552,750	6,073,014
1.50%, 09/10/66	KRW1,016,150	550,357
1.63%, 09/10/70	KRW1,784,450	1,006,936
1.75%, 09/10/26	KRW1,000,000	697,983
1.88%, 06/10/26	KRW1,732,660	1,212,388
1.88%, 06/10/29	KRW4,113,770	2,835,068
1.88%, 09/10/41	KRW1,997,200	1,272,649
1.88%, 03/10/51	KRW5,523,070	3,439,417
2.00%, 06/10/31	KRW4,516,410	3,087,062
2.00%, 03/10/46	KRW4,740,950	3,025,339
2.00%, 03/10/49	KRW5,054,630	3,229,178
2.00%, 09/10/68	KRW954,650	598,684
2.13%, 06/10/27	KRW1,260,640	882,902
2.13%, 03/10/47	KRW3,332,420	2,173,118
2.25%, 09/10/37	KRW1,131,500	769,945
2.38%, 03/10/27	KRW3,190,460	2,246,201
2.38%, 12/10/27	KRW2,300,000	1,619,265
2.38%, 12/10/28	KRW1,000,000	703,040
2.38%, 12/10/31	KRW3,013,140	2,102,885
2.38%, 09/10/38	KRW1,812,330	1,244,542
2.50%, 03/10/52	KRW5,937,670	4,174,191
2.63%, 06/10/28	KRW1,170,670	829,975
2.63%, 09/10/35	KRW1,628,800	1,148,380
2.63%, 03/10/48	KRW3,773,110	2,690,908
2.75%, 12/10/44	KRW1,752,210	1,265,261
2.75%, 09/10/54	KRW4,583,750	3,407,883
2.75%, 09/10/74	KRW1,081,250	849,941
2.88%, 09/10/44	KRW1,318,400	973,777
3.00%, 12/10/34	KRW2,412,270	1,758,586
3.00%, 12/10/42	KRW3,280,000	2,444,362
3.13%, 06/10/25	KRW4,341,990	3,056,368
3.13%, 06/10/26	KRW3,108,130	2,204,625
3.13%, 09/10/27	KRW6,000,000	4,296,360
3.13%, 09/10/52	KRW3,918,600	3,088,567
3.25%, 06/10/27	KRW1,921,650	1,378,162
3.25%, 03/10/28	KRW11,100,000	8,002,072
3.25%, 03/10/29	KRW3,000,000	2,176,715
3.25%, 06/10/33	KRW5,500,000	4,053,899
3.25%, 09/10/42	KRW2,019,610	1,555,900
3.25%, 03/10/53	KRW7,447,820	6,022,537
3.25%, 03/10/54	KRW6,247,770	5,087,540
3.38%, 06/10/32	KRW1,761,240	1,305,267
3.50%, 09/10/28	KRW4,000,000	2,916,461
3.50%, 06/10/34	KRW3,700,000	2,794,929
3.50%, 09/10/72	KRW2,000,000	1,870,277
3.63%, 09/10/53	KRW3,890,020	3,371,795
3.75%, 12/10/33	KRW1,500,000	1,148,772
3.88%, 12/10/26	KRW14,485,200	10,434,810
3.88%, 09/10/43	KRW2,744,010	2,291,776
4.00%, 12/10/31	KRW1,750,000	1,339,969
4.13%, 12/10/33	KRW4,000,000	3,145,132
4.25%, 12/10/32	KRW3,500,000	2,748,974
4.75%, 12/10/30	KRW160,000	125,937
5.25%, 03/10/27	KRW100,000	74,024
5.50%, 12/10/29	KRW6,159,400	4,910,495
		159,174,869

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Spain — 3.6%
Adif Alta Velocidad
0.55%, 10/31/31(a)	EUR500	$484,727
3.25%, 05/31/29(a)	EUR500	579,917
3.65%, 04/30/34(a)	EUR300	346,641
Autonomous Community of Andalusia Spain
0.50%, 04/30/31(a)	EUR200	198,326
1.88%, 10/31/28(a)	EUR200	223,044
2.40%, 04/30/32(a)	EUR200	218,777
3.40%, 04/30/34(a)	EUR500	575,749
Autonomous Community of Catalonia, 4.22%, 04/26/35	EUR200	233,387
Autonomous Community of Madrid Spain
0.42%, 04/30/30(a)	EUR530	542,145
0.42%, 04/30/31(a)	EUR100	99,336
0.83%, 07/30/27(a)	EUR600	662,333
1.57%, 04/30/29(a)	EUR350	385,007
1.77%, 04/30/28(a)	EUR235	263,113
2.82%, 10/31/29(a)	EUR200	230,245
3.46%, 04/30/34(a)	EUR980	1,142,091
4.30%, 09/15/26	EUR250	291,954
Basque Government
0.25%, 04/30/31(a)	EUR100	98,466
0.45%, 04/30/32(a)	EUR100	96,531
1.45%, 04/30/28(a)	EUR200	222,116
1.88%, 07/30/33(a)	EUR100	104,238
3.40%, 04/30/34(a)	EUR100	116,341
Instituto de Credito Oficial
2.65%, 01/31/28(a)	EUR500	574,980
3.80%, 05/31/29(a)	EUR500	597,991
Spain Government Bond
0.00%, 01/31/27	EUR1,353	1,484,649
0.00%, 01/31/28	EUR6,567	7,049,988
0.10%, 04/30/31(e)	EUR5,019	4,924,275
0.50%, 04/30/30(e)	EUR3,760	3,888,065
0.50%, 10/31/31(e)	EUR6,045	5,990,993
0.60%, 10/31/29(e)	EUR5,595	5,883,923
0.70%, 04/30/32(a)(e)	EUR3,620	3,583,432
0.80%, 07/30/27(e)	EUR7,571	8,375,053
0.80%, 07/30/29	EUR6,831	7,283,693
0.85%, 07/30/37(e)	EUR2,877	2,442,737
1.00%, 07/30/42(e)	EUR3,053	2,300,690
1.00%, 10/31/50(e)	EUR4,277	2,657,026
1.20%, 10/31/40(e)	EUR3,804	3,096,341
1.25%, 10/31/30(e)	EUR3,760	3,996,481
1.30%, 10/31/26(e)	EUR5,793	6,514,456
1.40%, 04/30/28(e)	EUR6,190	6,891,066
1.40%, 07/30/28(e)	EUR4,835	5,362,476
1.45%, 10/31/27(e)	EUR3,839	4,299,210
1.45%, 04/30/29(e)	EUR4,769	5,248,888
1.45%, 10/31/71(e)	EUR1,626	881,324
1.50%, 04/30/27(e)	EUR10,965	12,341,056
1.85%, 07/30/35(e)	EUR4,832	4,870,635
1.90%, 10/31/52(e)	EUR3,643	2,765,744
1.95%, 07/30/30(e)	EUR4,847	5,369,078
2.35%, 07/30/33(e)	EUR5,025	5,473,681
2.55%, 10/31/32(e)	EUR5,000	5,578,337
2.70%, 01/31/30	EUR4,300	4,945,987
2.70%, 10/31/48(e)	EUR4,079	3,846,590
2.80%, 05/31/26	EUR5,760	6,587,468
2.90%, 10/31/46(e)	EUR4,290	4,256,312
3.10%, 07/30/31	EUR3,400	3,961,271
Security	Par (000)	Value
Spain (continued)
3.15%, 04/30/33(a)(e)	EUR5,460	$6,316,411
3.15%, 04/30/35(e)	EUR4,600	5,227,579
3.25%, 04/30/34(a)(e)	EUR6,150	7,100,335
3.45%, 10/31/34(e)	EUR1,260	1,472,179
3.45%, 10/31/34(a)(e)	EUR2,070	2,418,580
3.45%, 07/30/43(a)(e)	EUR2,458	2,683,275
3.45%, 07/30/66(e)	EUR3,036	3,074,076
3.50%, 05/31/29	EUR5,870	6,973,586
3.50%, 01/31/41(e)	EUR1,450	1,617,576
3.55%, 10/31/33(a)(e)	EUR2,900	3,437,259
3.90%, 07/30/39(a)(e)	EUR4,127	4,872,259
4.00%, 10/31/54(a)(e)	EUR2,750	3,144,520
4.00%, 10/31/54(e)	EUR18	20,582
4.20%, 01/31/37(e)	EUR3,775	4,653,198
4.70%, 07/30/41(e)	EUR4,667	5,987,077
4.90%, 07/30/40(e)	EUR3,620	4,736,699
5.15%, 10/31/28(e)	EUR6,535	8,151,779
5.15%, 10/31/44(e)	EUR2,263	3,070,102
5.75%, 07/30/32	EUR6,375	8,650,659
5.90%, 07/30/26(e)	EUR1,341	1,594,516
6.00%, 01/31/29	EUR3,685	4,749,471
		250,390,098
Supranational — 3.2%
African Development Bank
0.13%, 10/07/26	EUR150	165,613
0.50%, 06/22/26	GBP300	384,795
0.50%, 03/22/27	EUR200	220,322
0.50%, 03/21/29	EUR300	317,588
1.10%, 12/16/26	AUD500	307,688
2.25%, 09/14/29	EUR200	226,092
Asian Development Bank
0.00%, 10/24/29(a)	EUR300	306,968
0.10%, 06/17/31	EUR170	166,187
0.13%, 12/15/26	GBP500	627,856
0.80%, 11/06/25	AUD500	315,279
1.50%, 05/04/28	CAD200	140,121
1.95%, 07/22/32	EUR500	540,559
2.00%, 06/10/37	EUR300	301,950
2.80%, 03/19/27	EUR1,000	1,149,133
2.88%, 03/06/35	EUR200	225,749
4.13%, 02/14/28	GBP200	268,021
Corp. Andina de Fomento, 3.63%, 02/13/30(a)	EUR1,000	1,168,562
Council of Europe Development Bank
0.00%, 04/09/27(a)	EUR400	436,069
0.75%, 06/09/25(a)	EUR50	56,556
Eurofima Europaeische Gesellschaft fuer die Finanzierung von Eisenbahnmaterial
0.15%, 10/10/34(a)	EUR580	508,630
2.88%, 01/31/35(a)	EUR700	783,675
European Bank for Reconstruction & Development, 4.25%, 10/19/28	GBP600	808,378
European Financial Stability Facility
0.00%, 10/13/27(a)	EUR1,450	1,564,037
0.00%, 01/20/31(a)	EUR1,700	1,675,127
0.05%, 10/17/29(a)	EUR770	790,191
0.05%, 01/18/52(a)	EUR655	316,627
0.13%, 03/18/30(a)	EUR300	305,390
0.63%, 10/16/26(a)	EUR1,000	1,112,001
0.70%, 01/20/50(a)	EUR660	419,282
0.70%, 01/17/53(a)	EUR400	237,444
0.75%, 05/03/27(a)	EUR1,090	1,206,431
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
0.88%, 04/10/35(a)	EUR1,270	$1,188,830
0.95%, 02/14/28(a)	EUR1,180	1,297,786
1.20%, 02/17/45(a)	EUR450	353,353
1.25%, 05/24/33(a)	EUR1,210	1,227,946
1.38%, 05/31/47(a)	EUR1,322	1,051,838
1.45%, 09/05/40(a)	EUR450	399,587
1.70%, 02/13/43(a)	EUR1,010	896,483
1.75%, 07/17/53(a)	EUR980	786,565
1.80%, 07/10/48(a)	EUR250	212,644
2.00%, 02/28/56(a)	EUR250	210,041
2.35%, 07/29/44(a)	EUR900	874,598
2.38%, 04/11/28(a)	EUR1,145	1,308,819
2.38%, 06/21/32(a)	EUR1,198	1,340,108
2.50%, 07/27/28(a)	EUR403	462,530
2.63%, 07/16/29(a)	EUR850	978,472
2.75%, 12/03/29(a)	EUR180	207,848
2.88%, 05/28/31(a)	EUR1,499	1,734,871
2.88%, 02/16/33(a)	EUR1,148	1,322,989
2.88%, 02/13/34(a)	EUR1,200	1,365,742
2.88%, 01/29/35(a)	EUR1,096	1,240,422
3.00%, 09/04/34(a)	EUR500	572,676
3.38%, 04/03/37(a)	EUR560	652,663
3.50%, 04/11/29(a)	EUR1,300	1,544,915
European Investment Bank
0.00%, 12/22/26(a)	EUR1,225	1,346,863
0.00%, 06/17/27	EUR1,750	1,904,850
0.00%, 03/28/28(a)	EUR561	600,009
0.00%, 09/28/28(a)	EUR50	52,785
0.00%, 09/09/30(a)	EUR1,110	1,108,768
0.00%, 01/14/31(a)	EUR725	716,799
0.00%, 11/15/35(a)	EUR800	669,707
0.00%, 05/15/41(a)	EUR1,550	1,058,210
0.05%, 11/15/29(a)	EUR1,089	1,116,214
0.05%, 01/16/30	EUR850	867,841
0.05%, 10/13/34(a)	EUR600	525,960
0.05%, 01/27/51(a)	EUR200	100,392
0.10%, 10/15/26	EUR100	110,456
0.13%, 12/14/26(a)	GBP400	502,518
0.13%, 06/20/29(a)	EUR850	884,544
0.25%, 09/14/29	EUR820	851,633
0.25%, 01/20/32(a)	EUR1,050	1,023,323
0.25%, 06/15/40(a)	EUR350	257,860
0.38%, 05/15/26(a)	EUR340	379,194
0.38%, 09/15/27(a)	EUR400	436,712
0.50%, 01/15/27	EUR1,691	1,872,379
0.50%, 11/13/37	EUR375	311,863
0.63%, 01/22/29(a)	EUR1,010	1,081,885
0.75%, 07/22/27(a)	GBP500	622,832
0.88%, 05/15/26(a)	GBP400	517,037
0.88%, 01/14/28(a)	EUR500	550,200
1.00%, 09/21/26(a)	GBP640	820,372
1.00%, 03/14/31(a)	EUR622	649,475
1.00%, 04/14/32(a)	EUR840	858,233
1.00%, 11/14/42(a)	EUR590	468,676
1.13%, 11/15/32	EUR450	458,787
1.13%, 04/13/33(a)	EUR600	605,377
1.13%, 09/15/36(a)	EUR950	888,338
1.25%, 05/12/25(a)	SEK1,000	103,438
1.50%, 06/15/32(a)	EUR950	1,001,283
1.50%, 11/15/47	EUR325	265,827
1.50%, 10/16/48	EUR1,180	949,930
Security	Par (000)	Value
Supranational (continued)
1.75%, 09/15/45(a)	EUR500	$441,747
2.25%, 12/14/29(a)	EUR1,400	1,585,250
2.25%, 03/15/30(a)	EUR787	890,535
2.63%, 09/04/34(a)	EUR300	335,086
2.75%, 07/28/28(a)	EUR1,750	2,027,241
2.75%, 07/17/29(a)	EUR600	693,924
2.88%, 10/15/31(a)	EUR1,686	1,951,138
2.88%, 01/12/33(a)	EUR1,400	1,610,489
2.88%, 01/15/35(a)	EUR423	481,013
3.00%, 10/14/33(a)	EUR1,200	1,388,868
3.00%, 02/15/39(a)	EUR550	613,026
3.30%, 02/03/28	AUD750	477,290
3.50%, 04/15/27(a)	EUR150	175,043
3.63%, 07/23/29	NOK3,000	285,520
3.88%, 06/08/37(a)	GBP820	1,006,670
4.00%, 04/15/30	EUR1,299	1,585,789
4.00%, 10/15/37	EUR501	623,548
4.50%, 06/07/29(a)	GBP240	326,741
4.55%, 06/02/33	AUD300	193,478
5.00%, 04/15/39	GBP40	53,972
5.63%, 06/07/32	GBP300	434,112
6.00%, 12/07/28	GBP300	427,612
European Stability Mechanism
0.00%, 03/04/30(a)	EUR1,100	1,114,825
0.00%, 10/15/31(a)	EUR820	794,057
0.50%, 03/05/29(a)	EUR860	913,858
0.75%, 03/15/27(a)	EUR750	831,158
0.75%, 09/05/28(a)	EUR1,440	1,559,441
0.88%, 07/18/42(a)	EUR80	63,047
1.00%, 06/23/27(a)	EUR716	794,819
1.13%, 05/03/32(a)	EUR200	206,162
1.20%, 05/23/33(a)	EUR650	659,695
1.63%, 11/17/36(a)	EUR100	98,878
1.75%, 10/20/45(a)	EUR410	362,968
1.80%, 11/02/46(a)	EUR1,110	982,193
1.85%, 12/01/55(a)	EUR420	340,391
2.63%, 09/18/29(a)	EUR750	861,680
2.75%, 09/15/34(a)	EUR705	796,457
European Union
0.00%, 07/06/26(a)	EUR3,939	4,367,154
0.00%, 06/02/28(a)	EUR1,850	1,968,811
0.00%, 10/04/28(a)	EUR3,500	3,689,775
0.00%, 07/04/29(a)	EUR1,300	1,342,328
0.00%, 10/04/30(a)	EUR1,800	1,793,164
0.00%, 04/22/31(a)	EUR1,150	1,121,933
0.00%, 07/04/31(a)	EUR3,310	3,217,100
0.00%, 07/04/35(a)	EUR2,095	1,755,863
0.10%, 10/04/40(a)	EUR1,650	1,141,800
0.13%, 06/10/35(a)	EUR1,000	861,146
0.20%, 06/04/36(a)	EUR2,075	1,723,760
0.25%, 04/22/36(a)	EUR503	421,644
0.30%, 11/04/50(a)	EUR2,146	1,159,577
0.40%, 02/04/37(a)	EUR3,912	3,255,342
0.45%, 07/04/41(a)	EUR2,410	1,720,167
0.45%, 05/02/46(a)	EUR1,200	764,732
0.70%, 07/06/51(a)	EUR2,660	1,562,647
0.75%, 04/04/31(a)	EUR180	184,506
0.75%, 01/04/47(a)	EUR930	636,332
1.00%, 07/06/32(a)	EUR4,097	4,147,748
1.13%, 04/04/36(a)	EUR100	93,252
1.13%, 06/04/37(a)	EUR400	363,011

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Supranational (continued)
1.25%, 04/04/33(a)	EUR860	$874,249
1.25%, 02/04/43(a)	EUR2,243	1,784,602
1.38%, 10/04/29(a)	EUR569	620,342
1.50%, 10/04/35(a)	EUR60	58,758
1.63%, 12/04/29(a)	EUR3,348	3,683,538
2.00%, 10/04/27(a)	EUR4,000	4,535,499
2.50%, 11/04/27(a)	EUR1,000	1,146,264
2.50%, 12/04/31(a)	EUR888	1,000,683
2.50%, 10/04/52(a)	EUR2,005	1,807,148
2.63%, 07/04/28(a)	EUR1,600	1,841,918
2.63%, 02/04/48(a)	EUR3,180	3,062,004
2.75%, 10/05/26(a)	EUR3,829	4,389,856
2.75%, 02/04/33(a)	EUR2,517	2,858,508
2.75%, 12/04/37(a)	EUR1,125	1,215,314
2.88%, 12/06/27(a)	EUR4,600	5,325,846
2.88%, 04/04/28	EUR891	1,032,688
2.88%, 10/05/29(a)	EUR1,893	2,196,994
3.00%, 12/04/34(a)	EUR4,000	4,550,249
3.00%, 03/04/53(a)	EUR3,620	3,608,514
3.13%, 12/05/28(a)	EUR3,300	3,861,286
3.13%, 12/04/30(a)	EUR2,450	2,874,401
3.25%, 07/04/34(a)	EUR1,300	1,514,584
3.25%, 02/04/50(a)	EUR4,110	4,350,056
3.38%, 04/04/32(a)	EUR150	177,793
3.38%, 12/12/35(a)	EUR2,500	2,911,703
3.38%, 04/04/38(a)	EUR500	586,177
3.38%, 10/04/39(a)	EUR3,800	4,283,957
3.38%, 11/04/42(a)	EUR2,700	2,999,552
3.38%, 10/05/54(a)	EUR2,970	3,148,947
4.00%, 04/04/44(a)	EUR2,650	3,164,635
Inter-American Development Bank
0.88%, 08/27/27	CAD200	139,477
1.00%, 08/04/28	AUD200	117,843
1.25%, 12/15/25	GBP200	261,673
2.50%, 04/14/27(a)	AUD100	62,797
4.60%, 03/01/29	CAD400	309,598
4.75%, 10/05/29	GBP500	687,207
International Bank for Reconstruction & Development
0.00%, 04/24/28	EUR50	53,218
0.00%, 02/21/30	EUR600	607,537
0.13%, 01/03/51	EUR200	103,585
0.20%, 01/21/61	EUR230	94,551
0.25%, 05/21/29	EUR500	522,551
0.25%, 01/10/50	EUR370	205,150
0.50%, 05/18/26	AUD100	62,064
0.63%, 11/22/27	EUR300	328,174
0.63%, 07/14/28	GBP150	180,603
0.63%, 01/12/33(a)	EUR60	58,322
0.70%, 10/22/46	EUR400	275,755
1.00%, 12/21/29	GBP400	467,311
1.10%, 11/18/30	AUD4,000	2,189,477
1.25%, 12/13/28	GBP800	973,027
2.60%, 08/28/31	EUR550	624,812
2.90%, 11/26/25	AUD510	324,930
2.90%, 02/14/34	EUR250	285,492
3.50%, 01/12/29	CAD500	372,293
3.70%, 01/18/28	CAD1,000	745,416
3.88%, 10/02/28	GBP300	399,798
4.25%, 09/18/30	CAD200	154,352
4.25%, 10/23/34	GBP100	131,050
Security	Par (000)	Value
Supranational (continued)
4.30%, 01/10/29	AUD400	$261,439
4.50%, 07/15/30	GBP200	272,151
International Development Association
0.35%, 04/22/36(a)	EUR200	170,727
0.38%, 09/22/27(a)	GBP200	245,193
0.70%, 01/17/42(a)	EUR50	37,869
0.75%, 09/21/28(a)	GBP300	360,420
1.75%, 05/05/37(a)	EUR530	518,876
2.50%, 01/15/38(a)	EUR650	686,678
2.80%, 10/17/34(a)	EUR1,500	1,682,371
International Finance Corp.
0.75%, 05/24/28	AUD1,000	587,999
2.13%, 09/12/29(a)	SEK7,000	710,251
3.15%, 06/26/29(a)	AUD580	362,592
4.25%, 10/22/29	GBP900	1,212,826
4.50%, 05/20/30(a)	AUD500	328,429
4.60%, 10/19/28(a)	AUD550	363,347
4.90%, 12/05/34	AUD950	622,373
Isle of Man Government International Bond, 1.63%, 09/14/51(a)	GBP150	89,971
Jersey International Bond, 2.88%, 05/06/52(a)	GBP100	82,462
Nordic Investment Bank
0.00%, 04/30/27(a)	EUR600	653,824
Series ., 2.88%, 03/19/32(a)	EUR522	603,231
		226,161,287
Sweden — 0.3%
Kommuninvest I Sverige AB
0.38%, 06/10/26(a)	SEK16,860	1,710,299
0.88%, 09/01/29(a)	EUR1,000	1,067,750
1.00%, 05/12/25(a)	SEK7,000	724,008
1.00%, 11/12/26(a)	SEK5,000	508,582
2.50%, 10/04/28(a)	EUR500	572,338
2.75%, 02/12/27(a)	EUR510	584,834
2.88%, 05/23/30(a)	EUR150	173,505
3.00%, 09/15/27(a)	EUR500	578,626
3.00%, 06/18/31(a)	SEK9,120	955,668
Svensk Exportkredit AB
0.13%, 12/15/25(a)	GBP200	259,843
3.38%, 08/30/30(a)	EUR1,000	1,180,290
Sveriges Sakerstallda Obligationer AB
0.75%, 06/09/32(a)	SEK2,000	177,267
3.50%, 06/14/28(a)	SEK2,000	213,357
Sweden Government Bond
0.13%, 05/12/31(a)(e)	SEK26,085	2,405,657
0.50%, 11/24/45(a)	SEK7,450	516,874
0.75%, 05/12/28(a)	SEK48,210	4,824,111
1.00%, 11/12/26(a)	SEK29,550	3,019,010
1.75%, 11/11/33(a)	SEK10,250	1,021,035
2.25%, 06/01/32(a)	SEK15,310	1,592,925
2.25%, 05/11/35(a)	SEK4,700	483,476
3.50%, 03/30/39(a)	SEK14,130	1,634,535
		24,203,990
Switzerland — 0.8%
Agricultural Development Bank of China, 2.30%, 07/04/34	CNY64,170	9,209,571
Canton of Zurich, 0.00%, 11/10/33(a)	CHF300	346,529
China Development Bank
1.27%, 01/06/30	CNY10,100	1,371,793
2.82%, 05/22/33	CNY51,800	7,692,447
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Switzerland (continued)
Swiss Confederation Government Bond
0.00%, 06/22/29(a)	CHF14,802	$17,957,832
0.00%, 06/26/34(a)	CHF7,173	8,487,219
0.00%, 07/24/39(a)	CHF4,959	5,661,355
0.50%, 05/24/55(a)	CHF2,350	2,923,074
		53,649,820
Thailand — 0.7%
Thailand Government Bond
1.00%, 06/17/27	THB68,724	2,033,723
1.59%, 12/17/35	THB55,508	1,614,230
1.60%, 12/17/29	THB45,481	1,359,790
2.00%, 12/17/31	THB125,891	3,840,556
2.00%, 06/17/42	THB57,415	1,627,612
2.13%, 12/17/26	THB36,520	1,103,275
2.35%, 06/17/26	THB61,380	1,853,679
2.40%, 11/17/27	THB44,060	1,346,708
2.40%, 03/17/29	THB100,000	3,082,506
2.65%, 06/17/28	THB40,000	1,236,560
2.75%, 06/17/52	THB41,420	1,279,512
2.80%, 06/17/34	THB83,210	2,678,266
2.88%, 12/17/28	THB100,030	3,128,055
2.88%, 06/17/46	THB64,910	2,068,117
3.30%, 06/17/38	THB67,106	2,284,053
3.35%, 06/17/33	THB57,877	1,928,226
3.39%, 06/17/37	THB33,140	1,135,035
3.40%, 06/17/36	THB40,918	1,393,721
3.45%, 06/17/43	THB103,490	3,546,558
3.58%, 12/17/27	THB18,200	573,881
3.60%, 06/17/67	THB72,950	2,589,772
3.65%, 06/20/31	THB31,080	1,035,776
3.80%, 06/14/41	THB2,000	72,507
3.85%, 12/12/25	THB36,765	1,114,975
4.00%, 06/17/55	THB33,700	1,297,749
4.00%, 06/17/66	THB29,000	1,116,159
4.00%, 06/17/72	THB25,000	976,766
4.26%, 12/12/37(a)	THB35,800	1,289,344
4.68%, 06/29/44	THB17,120	690,910
4.85%, 06/17/61	THB4,500	198,734
		49,496,755
United Kingdom — 5.3%
LCR Finance PLC
4.50%, 12/07/28(a)	GBP150	203,331
4.50%, 12/07/38(a)	GBP200	255,063
Transport for London, 3.88%, 07/23/42(a)	GBP350	373,202
U.K. Gilts, 4.50%, 03/07/35(a)	GBP2,510	3,363,847
United Kingdom Gilt
0.13%, 01/31/28(a)	GBP6,092	7,406,674
0.25%, 07/31/31(a)	GBP7,958	8,485,321
0.38%, 10/22/26(a)	GBP3,200	4,071,586
0.38%, 10/22/30(a)	GBP7,797	8,653,675
0.50%, 01/31/29(a)	GBP12,100	14,350,453
0.50%, 10/22/61(a)	GBP4,552	1,678,666
0.63%, 07/31/35(a)	GBP13,819	12,686,419
0.63%, 10/22/50(a)	GBP7,580	3,800,122
0.88%, 10/22/29(a)	GBP13,210	15,584,016
0.88%, 07/31/33(a)	GBP4,711	4,816,588
0.88%, 01/31/46(a)	GBP5,794	3,614,221
1.00%, 01/31/32(a)	GBP7,327	8,018,985
1.13%, 01/31/39(a)	GBP5,981	5,099,771
1.13%, 10/22/73(a)	GBP2,268	1,042,146
Security	Par (000)	Value
United Kingdom (continued)
1.25%, 07/22/27(a)	GBP4,020	$5,090,371
1.25%, 10/22/41(a)	GBP13,742	10,835,104
1.25%, 07/31/51(a)	GBP5,727	3,393,764
1.50%, 07/22/26(a)	GBP1,010	1,312,221
1.50%, 07/22/47(a)	GBP5,023	3,527,160
1.50%, 07/31/53(a)	GBP3,598	2,213,329
1.63%, 10/22/28(a)	GBP7,800	9,734,941
1.63%, 10/22/54(a)	GBP6,514	4,116,699
1.63%, 10/22/71(a)	GBP4,930	2,778,782
1.75%, 09/07/37(a)	GBP2,906	2,839,740
1.75%, 01/22/49(a)	GBP6,677	4,818,047
1.75%, 07/22/57(a)	GBP6,122	3,901,898
2.50%, 07/22/65(a)	GBP3,873	2,928,637
3.25%, 01/31/33(a)	GBP7,050	8,800,802
3.25%, 01/22/44(a)	GBP4,458	4,643,292
3.50%, 01/22/45(a)	GBP5,763	6,168,785
3.50%, 07/22/68(a)	GBP4,755	4,645,578
3.75%, 03/07/27(a)	GBP7,558	10,065,231
3.75%, 01/29/38(a)	GBP4,124	5,015,514
3.75%, 07/22/52(a)	GBP5,410	5,724,330
3.75%, 10/22/53(a)	GBP6,530	6,833,193
4.00%, 10/22/31(a)	GBP4,970	6,598,791
4.00%, 01/22/60(a)	GBP6,295	6,842,059
4.00%, 10/22/63(a)	GBP3,270	3,531,121
4.13%, 01/29/27(a)	GBP6,446	8,638,152
4.13%, 07/22/29(a)	GBP1,180	1,589,936
4.25%, 12/07/27(a)	GBP6,452	8,733,479
4.25%, 06/07/32(a)	GBP9,773	13,168,940
4.25%, 07/31/34(a)	GBP5,120	6,764,008
4.25%, 03/07/36(a)	GBP3,700	4,823,188
4.25%, 09/07/39(a)	GBP3,759	4,730,383
4.25%, 12/07/40(a)	GBP6,362	7,915,232
4.25%, 12/07/46(a)	GBP2,136	2,522,537
4.25%, 12/07/49(a)	GBP4,216	4,912,384
4.25%, 12/07/55(a)	GBP6,596	7,549,095
4.38%, 03/07/28(a)	GBP2,400	3,247,832
4.38%, 01/31/40(a)	GBP1,020	1,293,987
4.38%, 07/31/54(a)	GBP2,311	2,697,381
4.50%, 06/07/28(a)	GBP6,868	9,347,994
4.50%, 09/07/34(a)	GBP10,695	14,443,991
4.50%, 12/07/42(a)	GBP6,864	8,628,997
4.63%, 01/31/34(a)	GBP6,841	9,315,768
4.75%, 12/07/30(a)	GBP4,086	5,692,055
4.75%, 12/07/38(a)	GBP2,754	3,688,709
4.75%, 10/22/43(a)	GBP6,956	8,928,578
6.00%, 12/07/28(a)	GBP518	746,116
		369,242,217
Total Foreign Government Obligations — 78.9% (Cost: $5,637,491,876)		5,514,041,412
Total Long-Term Investments — 98.0% (Cost: $6,945,037,526)		6,846,993,830

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(h)(i)	44,100,000	$44,100,000
Total Short-Term Securities — 0.7% (Cost: $44,100,000)		44,100,000
Total Investments — 98.7% (Cost: $6,989,137,526)		6,891,093,830
Other Assets Less Liabilities — 1.3%		93,402,527
Net Assets — 100.0%		$6,984,496,357

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Perpetual security with no stated maturity date.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Zero-coupon bond.
(g)	Rounds to less than 1,000.
(h)	Affiliate of the Fund.
(i)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$15,040,000	$29,060,000 (a)	$—	$—	$—	$44,100,000	44,100,000	$689,883	$—

(a)	Represents net amount purchased (sold).
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,080,000	USD	675,093	Bank of New York	05/02/25	$16,701
AUD	298,475,000	USD	190,835,961	Deutsche Bank Securities Inc.	05/02/25	352,247
AUD	9,860,000	USD	6,145,736	JPMorgan Chase Bank N.A.	05/02/25	170,089
AUD	4,625,000	USD	2,882,760	State Street Bank & Trust Company	05/02/25	79,784
CAD	531,065,000	USD	384,094,087	Citibank N.A.	05/02/25	1,145,709
CAD	24,885,000	USD	17,316,854	JPMorgan Chase Bank N.A.	05/02/25	734,971
CAD	6,710,000	USD	4,676,858	State Street Bank & Trust Company	05/02/25	190,642
CHF	1,775,000	USD	2,017,362	JPMorgan Chase Bank N.A.	05/02/25	133,240
CHF	4,115,000	USD	4,684,960	State Street Bank & Trust Company	05/02/25	300,804
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CZK	31,075,000	USD	1,343,854	Morgan Stanley & Co. International PLC	05/02/25	$66,844
DKK	18,530,000	USD	2,684,750	Societe Generale	05/02/25	127,513
EUR	77,545,000	USD	83,900,518	JPMorgan Chase Bank N.A.	05/02/25	3,946,375
EUR	1,850,000	USD	2,000,171	Morgan Stanley & Co. International PLC	05/02/25	95,602
EUR	153,465,000	USD	166,043,928	State Street Bank & Trust Company	05/02/25	7,808,976
EUR	7,465,000	USD	8,068,172	UBS AG	05/02/25	388,557
GBP	33,455,000	USD	43,179,322	JPMorgan Chase Bank N.A.	05/02/25	1,406,181
GBP	2,080,000	USD	2,683,667	State Street Bank & Trust Company	05/02/25	88,351
JPY	5,630,780,000	USD	37,781,466	JPMorgan Chase Bank N.A.	05/02/25	1,600,126
JPY	1,702,575,000	USD	11,423,718	UBS AG	05/02/25	484,066
MXN	82,825,000	USD	4,026,918	UBS AG	05/02/25	196,584
NZD	40,900,000	USD	24,215,254	State Street Bank & Trust Company	05/02/25	79,341
SEK	33,490,000	USD	3,340,063	State Street Bank & Trust Company	05/02/25	124,838
SGD	39,375,000	USD	30,143,109	State Street Bank & Trust Company	05/02/25	3,893
THB	1,650,775,000	USD	49,380,048	Citibank N.A.	05/02/25	36,956
USD	1,402,841	AUD	2,180,000	State Street Bank & Trust Company	05/02/25	6,442
USD	1,363,141	CHF	1,120,000	State Street Bank & Trust Company	05/02/25	6,141
USD	15,837,671	EUR	13,920,000	JPMorgan Chase Bank N.A.	05/02/25	68,392
USD	13,307,865	EUR	11,650,000	State Street Bank & Trust Company	05/02/25	110,156
USD	2,822,887	GBP	2,100,000	State Street Bank & Trust Company	05/02/25	24,216
USD	4,138,533	JPY	588,580,000	JPMorgan Chase Bank N.A.	05/02/25	22,013
USD	11,067,603	JPY	1,576,960,000	State Street Bank & Trust Company	05/02/25	38,368
HUF	492,110,000	USD	1,324,079	State Street Bank & Trust Company	05/05/25	54,389
CNY	9,288,850,297	USD	1,276,721,336	State Street Bank & Trust Company	05/07/25	2,241,364
USD	1,334,197,111	CNY	9,654,250,297	State Street Bank & Trust Company	05/07/25	4,923,237
AUD	17,495,000	USD	11,197,836	JPMorgan Chase Bank N.A.	06/03/25	12,345
CAD	30,910,000	USD	22,414,173	State Street Bank & Trust Company	06/03/25	43,952
USD	77,626,750	CHF	63,785,000	JPMorgan Chase Bank N.A.	06/03/25	74,131
USD	23,067,936	CZK	505,305,000	JPMorgan Chase Bank N.A.	06/03/25	113,008
USD	29,589,100	DKK	193,945,000	Morgan Stanley & Co. International PLC	06/03/25	91,149
USD	3,197,059,425	EUR	2,806,920,000	Citibank N.A.	06/03/25	11,669,543
USD	548,482,201	GBP	410,450,000	JPMorgan Chase Bank N.A.	06/03/25	1,413,681
USD	9,287,201	HUF	3,310,810,000	Morgan Stanley & Co. International PLC	06/03/25	27,002
USD	21,461,796	ILS	77,915,000	Deutsche Bank Securities Inc.	06/03/25	36,210
USD	775,702,712	JPY	110,489,155,000	Morgan Stanley & Co. International PLC	06/03/25	155,967
USD	43,868,054	MXN	859,560,000	State Street Bank & Trust Company	06/03/25	209,601
USD	12,541,739	NOK	130,035,000	State Street Bank & Trust Company	06/03/25	42,267
USD	37,892,754	PLN	142,660,000	JPMorgan Chase Bank N.A.	06/03/25	182,734
USD	14,654,470	RON	64,215,000	State Street Bank & Trust Company	06/03/25	59,829
USD	52,582,668	SEK	506,150,000	JPMorgan Chase Bank N.A.	06/03/25	123,719
USD	30,196,995	SGD	39,375,000	State Street Bank & Trust Company	06/03/25	771
USD	49,554,221	THB	1,650,775,000	Citibank N.A.	06/04/25	30,414
KRW	10,565,450,000	USD	7,203,307	Morgan Stanley & Co. International PLC	06/18/25	233,420
MYR	6,000,000	USD	1,351,351	Morgan Stanley & Co. International PLC	06/18/25	41,574
USD	7,938,978	CLP	7,389,680,000	Citibank N.A.	06/18/25	137,250

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	16,428,089	COP	69,299,430,000	Morgan Stanley & Co. International PLC	06/18/25	$131,165
USD	58,781,385	IDR	965,836,936,213	Deutsche Bank Securities Inc.	06/18/25	525,013
USD	2,112,407	KRW	2,994,970,000	Citibank N.A.	06/18/25	4,331
USD	2,059,641	KRW	2,918,100,000	JPMorgan Chase Bank N.A.	06/18/25	5,672
USD	8,259,756	PEN	30,310,000	JPMorgan Chase Bank N.A.	06/18/25	4,007
						42,441,863
CHF	63,785,000	USD	77,329,061	JPMorgan Chase Bank N.A.	05/02/25	(46,696)
CZK	505,305,000	USD	23,050,353	JPMorgan Chase Bank N.A.	05/02/25	(111,244)
DKK	193,945,000	USD	29,525,090	Morgan Stanley & Co. International PLC	05/02/25	(90,426)
EUR	2,806,920,000	USD	3,190,906,656	Citibank N.A.	05/02/25	(11,085,896)
GBP	410,450,000	USD	548,422,768	JPMorgan Chase Bank N.A.	05/02/25	(1,415,747)
ILS	77,915,000	USD	21,446,463	Deutsche Bank Securities Inc.	05/02/25	(35,655)
JPY	110,489,155,000	USD	772,921,686	Morgan Stanley & Co. International PLC	05/02/25	(162,174)
MXN	845,815,000	USD	43,358,442	State Street Bank & Trust Company	05/02/25	(227,722)
NOK	115,550,000	USD	11,144,774	State Street Bank & Trust Company	05/02/25	(37,828)
PLN	140,040,000	USD	37,233,596	JPMorgan Chase Bank N.A.	05/02/25	(184,507)
RON	64,215,000	USD	14,674,559	State Street Bank & Trust Company	05/02/25	(61,310)
SEK	506,150,000	USD	52,480,481	JPMorgan Chase Bank N.A.	05/02/25	(113,816)
USD	193,051,069	AUD	308,620,000	Bank of New York	05/02/25	(4,635,520)
USD	2,056,146	AUD	3,240,000	State Street Bank & Trust Company	05/02/25	(19,236)
USD	385,016,342	CAD	552,140,000	JPMorgan Chase Bank N.A.	05/02/25	(15,511,467)
USD	7,584,274	CAD	10,520,000	State Street Bank & Trust Company	05/02/25	(47,037)
USD	78,096,869	CHF	68,555,000	JPMorgan Chase Bank N.A.	05/02/25	(4,964,862)
USD	23,271,711	CZK	536,380,000	Nomura Securities International Inc.	05/02/25	(1,078,097)
USD	30,862,905	DKK	212,475,000	Morgan Stanley & Co. International PLC	05/02/25	(1,384,022)
USD	11,518,788	EUR	10,600,000	JPMorgan Chase Bank N.A.	05/02/25	(489,428)
USD	3,264,236,084	EUR	3,011,075,000	State Street Bank & Trust Company	05/02/25	(146,861,773)
USD	565,877,146	GBP	437,115,000	Deutsche Bank Securities Inc.	05/02/25	(16,666,340)
USD	6,161,899	GBP	4,690,000	JPMorgan Chase Bank N.A.	05/02/25	(88,467)
USD	2,755,142	GBP	2,080,000	State Street Bank & Trust Company	05/02/25	(16,875)
USD	20,947,398	ILS	77,915,000	State Street Bank & Trust Company	05/02/25	(463,409)
USD	766,848,496	JPY	114,172,200,000	Deutsche Bank Securities Inc.	05/02/25	(31,670,178)
USD	2,015,262	JPY	301,390,000	JPMorgan Chase Bank N.A.	05/02/25	(92,656)
USD	8,078,457	JPY	1,183,380,000	State Street Bank & Trust Company	05/02/25	(198,085)
USD	45,371,389	MXN	928,640,000	Morgan Stanley & Co. International PLC	05/02/25	(1,982,834)
USD	10,954,473	NOK	115,550,000	Citibank N.A.	05/02/25	(152,473)
USD	23,288,951	NZD	40,900,000	Morgan Stanley & Co. International PLC	05/02/25	(1,005,645)
USD	36,136,025	PLN	140,040,000	Societe Generale	05/02/25	(913,065)
USD	13,942,893	RON	64,215,000	JPMorgan Chase Bank N.A.	05/02/25	(670,356)
USD	53,924,821	SEK	539,640,000	JPMorgan Chase Bank N.A.	05/02/25	(1,906,744)
USD	29,373,916	SGD	39,375,000	Societe Generale	05/02/25	(773,087)
USD	48,732,804	THB	1,650,775,000	Deutsche Bank Securities Inc.	05/02/25	(684,200)
HUF	3,310,810,000	USD	9,301,089	Morgan Stanley & Co. International PLC	05/05/25	(27,055)
USD	23,904,897	CNY	174,500,000	State Street Bank & Trust Company	05/05/25	(121,649)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,199,711	HUF	3,802,920,000	JPMorgan Chase Bank N.A.	05/05/25	$(452,790)
CNY	539,900,000	USD	74,622,843	State Street Bank & Trust Company	05/07/25	(285,122)
DKK	22,375,000	USD	3,415,314	JPMorgan Chase Bank N.A.	06/03/25	(12,201)
EUR	45,275,000	USD	51,556,309	State Street Bank & Trust Company	06/03/25	(176,673)
GBP	8,340,000	USD	11,140,977	JPMorgan Chase Bank N.A.	06/03/25	(25,004)
JPY	5,444,015,000	USD	38,303,262	JPMorgan Chase Bank N.A.	06/03/25	(90,569)
SGD	605,000	USD	464,113	State Street Bank & Trust Company	06/03/25	(146)
USD	190,897,476	AUD	298,475,000	Deutsche Bank Securities Inc.	06/03/25	(354,813)
USD	384,704,458	CAD	531,065,000	Citibank N.A.	06/03/25	(1,148,798)
USD	1,282,246,970	CNY	9,311,750,297	State Street Bank & Trust Company	06/03/25	(10,499,227)
USD	24,237,320	NZD	40,900,000	State Street Bank & Trust Company	06/03/25	(79,403)
USD	157,538,149	KRW	228,342,095,000	JPMorgan Chase Bank N.A.	06/18/25	(3,185,498)
USD	57,531,343	MYR	252,390,000	Morgan Stanley & Co. International PLC	06/18/25	(1,062,064)
						(263,369,889)
						$(220,928,026)
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Assets—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange con- tracts	$—	$—	$—	$42,441,863	$—	$—	$42,441,863
Liabilities—Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange con- tracts	$—	$—	$—	$263,369,889	$—	$—	$263,369,889
For the period ended April 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$—	$—	$—	$328,906,475	$—	$—	$328,906,475
Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$—	$—	$—	$(442,951,717)	$—	$—	$(442,951,717)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$7,063,252,971
Average amounts sold — in USD	$13,939,938,898
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF

Derivative Financial Instruments - Offsetting as of Period End
The Fund's derivative assets and liabilities (by type) were as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$42,441,863	$263,369,889
Total derivative assets and liabilities in the Statement of Assets and Liabilities	42,441,863	263,369,889
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA")	—	—
Total derivative assets and liabilities subject to an MNA	$42,441,863	$263,369,889
The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Received(b)	Cash Collateral Received(b)	Net Amount of Derivative Assets(c)(d)
Bank of New York	$16,701	$(16,701)	$—	$—	$—
Citibank N.A.	13,024,203	(12,387,167)	—	(410,000)	227,036
Deutsche Bank Securities Inc.	913,470	(913,470)	—	—	—
JPMorgan Chase Bank N.A.	10,010,684	(10,010,684)	—	—	—
Morgan Stanley & Co. International PLC	842,723	(842,723)	—	—	—
Societe Generale	127,513	(127,513)	—	—	—
State Street Bank & Trust Company	16,437,362	(16,437,362)	—	—	—
UBS AG	1,069,207	—	—	—	1,069,207
	$42,441,863	$(40,735,620)	$—	$(410,000)	$1,296,243

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Non-Cash Collateral Pledged(b)	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities(d)(e)
Bank of New York	$4,635,520	$(16,701)	$—	$—	$4,618,819
Citibank N.A.	12,387,167	(12,387,167)	—	—	—
Deutsche Bank Securities Inc.	49,411,186	(913,470)	—	—	48,497,716
JPMorgan Chase Bank N.A.	29,362,052	(10,010,684)	—	(1,870,000)	17,481,368
Morgan Stanley & Co. International PLC	5,714,220	(842,723)	—	(670,000)	4,201,497
Nomura Securities International Inc.	1,078,097	—	—	—	1,078,097
Societe Generale	1,686,152	(127,513)	—	—	1,558,639
State Street Bank & Trust Company	159,095,495	(16,437,362)	—	—	142,658,133
	$263,369,889	$(40,735,620)	$—	$(2,540,000)	$220,094,269

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® Core International Aggregate Bond ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the  Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$1,332,952,418	$—	$1,332,952,418
Foreign Government Obligations	—	5,514,041,412	—	5,514,041,412
Short-Term Securities
Money Market Funds	44,100,000	—	—	44,100,000
	$44,100,000	$6,846,993,830	$—	$6,891,093,830
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$42,441,863	$—	$42,441,863
Liabilities
Foreign Currency Exchange Contracts	—	(263,369,889)	—	(263,369,889)
	$—	$(220,928,026)	$—	(220,928,026)

(a)
Derivative financial instruments are forward foreign currency exchange contracts.  Forward foreign currency exchange contracts are valued at the unrealized appreciation
(depreciation) on the instrument.

See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Assets and Liabilities (unaudited)
April 30, 2025

	iShares Core 1-5 Year USD Bond ETF	iShares Core International Aggregate Bond ETF
ASSETS
Investments, at value—unaffiliated(a)(b)	$4,462,995,419	$6,846,993,830
Investments, at value—affiliated(c)	49,573,885	44,100,000
Cash	—	679,564
Cash pledged as collateral for OTC derivatives	—	2,540,000
Foreign currency, at value(d)	12,690	29,900,146
Receivables:
Investments sold	91,621,533	257,235,207
Securities lending income—affiliated	23,165	—
Loans	4,631	—
Capital shares sold	3,132,140	6,445,408
Dividends—unaffiliated	—	684
Dividends—affiliated	98,273	79,506
Interest—unaffiliated	37,453,471	65,091,101
Unrealized appreciation on forward foreign currency exchange contracts	—	42,441,863
Other assets	—	59,697
Total assets	4,644,915,207	7,295,567,006
LIABILITIES
Bank overdraft	2,525	—
Cash received as collateral for OTC derivatives	—	1,660,000
Collateral on securities loaned, at value	20,264,565	—
Payables:
Investments purchased	88,352,464	45,169,776
Deferred foreign capital gain tax	—	473,831
Foreign taxes	—	4,229
Investment advisory fees	218,463	392,924
Unrealized depreciation on forward foreign currency exchange contracts	—	263,369,889
Total liabilities	108,838,017	311,070,649
Commitments and contingent liabilities
NET ASSETS	$4,536,077,190	$6,984,496,357
NET ASSETS CONSIST OF
Paid-in capital	$4,683,215,272	$7,134,631,174
Accumulated loss	(147,138,082)	(150,134,817)
NET ASSETS	$4,536,077,190	$6,984,496,357
NET ASSET VALUE
Shares outstanding	93,400,000	137,600,000
Net asset value	$48.57	$50.76
Shares authorized	Unlimited	Unlimited
Par value	None	None
(a) Investments, at cost—unaffiliated	$4,457,435,126	$6,945,037,526
(b) Securities loaned, at value	$18,882,303	$—
(c) Investments, at cost—affiliated	$49,575,832	$44,100,000
(d) Foreign currency, at cost	$12,206	$29,554,597
See notes to financial statements.
Statements of Assets and Liabilities

Statements of Operations (unaudited)
Six Months Ended April 30, 2025

	iShares Core 1-5 Year USD Bond ETF	iShares Core International Aggregate Bond ETF
INVESTMENT INCOME
Dividends—affiliated	$532,594	$689,883
Interest—unaffiliated	86,743,168	87,825,995
Securities lending income—affiliated—net	145,884	—
Other income—unaffiliated	2,863	908
Foreign taxes withheld	(51)	(233,946)
Total investment income	87,424,458	88,282,840
EXPENSES
Investment advisory	1,246,102	2,429,631
Total expenses	1,246,102	2,429,631
Less:
Investment advisory fees waived	(10,343)	—
Total expenses after fees waived	1,235,759	2,429,631
Net investment income	86,188,699	85,853,209
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments—unaffiliated(a)	(4,915,225)	(67,765,038)
Investments—affiliated	(189)	—
Forward foreign currency exchange contracts	—	328,906,475
Foreign currency transactions	68	(208,204)
In-kind redemptions—unaffiliated(b)	51,015	(3,800,399)
	(4,864,331)	257,132,834
Net change in unrealized appreciation (depreciation) on:
Investments—unaffiliated(c)	54,162,825	282,711,906
Investments—affiliated	(4,486)	—
Forward foreign currency exchange contracts	—	(442,951,717)
Foreign currency translations	278	3,395,292
	54,158,617	(156,844,519)
Net realized and unrealized gain	49,294,286	100,288,315
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$135,482,985	$186,141,524
(a) Net of foreign capital gain tax and capital gain tax refund, if applicable of	$—	$(7,086)
(b) See Note 2 of the Notes to Financial Statements.
(c) Net of increase in deferred foreign capital gain tax of	$—	$(239,918)
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Statements of Changes in Net Assets

	iShares Core 1-5 Year USD Bond ETF		iShares Core International Aggregate Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$86,188,699	$154,248,403	$85,853,209	$139,700,605
Net realized gain (loss)	(4,864,331)	(41,287,981)	257,132,834	(270,723,468)
Net change in unrealized appreciation (depreciation)	54,158,617	195,651,864	(156,844,519)	645,612,446
Net increase in net assets resulting from operations	135,482,985	308,612,286	186,141,524	514,589,583
DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(84,834,630)(b)	(152,406,116)	(294,561,966)(b)	(191,570,999)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	394,434,431	(109,322,521)	113,086,850	1,893,674,764
NET ASSETS
Total increase in net assets	445,082,786	46,883,649	4,666,408	2,216,693,348
Beginning of period	4,090,994,404	4,044,110,755	6,979,829,949	4,763,136,601
End of period	$4,536,077,190	$4,090,994,404	$6,984,496,357	$6,979,829,949

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)	A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
See notes to financial statements.
Statements of Changes in Net Assets

Financial Highlights
(For a share outstanding throughout each period)

	iShares Core 1-5 Year USD Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of period	$48.02	$46.22	$45.92	$50.73	$51.38	$50.50
Net investment income(a)	0.97	1.78	1.30	0.85	0.84	1.18
Net realized and unrealized gain (loss)(b)	0.55	1.78	0.29	(4.80)	(0.61)	0.92
Net increase (decrease) from investment operations	1.52	3.56	1.59	(3.95)	0.23	2.10
Distributions(c)
From net investment income	(0.97)(d)	(1.76)	(1.29)	(0.83)	(0.88)	(1.22)
From net realized gain	—	—	—	(0.03)	—	—
Total distributions	(0.97)	(1.76)	(1.29)	(0.86)	(0.88)	(1.22)
Net asset value, end of period	$48.57	$48.02	$46.22	$45.92	$50.73	$51.38
Total Return(e)
Based on net asset value	3.20%(f)	7.81%	3.47%	(7.86)%(g)	0.44%	4.22%
Ratios to Average Net Assets(h)
Total expenses	0.06%(i)	0.06%	0.06%	0.06%	0.06%	0.06%
Total expenses after fees waived	0.06%(i)	0.06%	0.06%	0.06%	0.06%	0.06%
Net investment income	4.08%(i)	3.75%	2.78%	1.75%	1.64%	2.32%
Supplemental Data
Net assets, end of period (000)	$4,536,077	$4,090,994	$4,044,111	$5,060,734	$6,235,133	$4,700,991
Portfolio turnover rate(j)(k)	17%	39%	38%	60%	82%	77%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
(k) Includes mortgage dollar roll transactions (“MDRs”).
See notes to financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Financial Highlights(continued)
(For a share outstanding throughout each period)

	iShares Core International Aggregate Bond ETF
	Six Months Ended 04/30/25 (unaudited)	Year Ended 10/31/24	Year Ended 10/31/23	Year Ended 10/31/22	Year Ended 10/31/21	Year Ended 10/31/20
Net asset value, beginning of period	$51.53	$48.70	$48.72	$54.84	$55.77	$55.23
Net investment income(a)	0.62	1.18	0.91	0.63	0.56	0.55
Net realized and unrealized gain (loss)(b)	0.74	3.42	0.15	(6.12)	(1.39)	1.17
Net increase (decrease) from investment operations	1.36	4.60	1.06	(5.49)	(0.83)	1.72
Distributions(c)
From net investment income	(2.13)(d)	(1.77)	(1.08)	(0.60)	(0.10)	(0.46)
From net realized gain	—	—	—	(0.03)	—	(0.01)
Return of capital	—	—	—	—	—	(0.71)
Total distributions	(2.13)	(1.77)	(1.08)	(0.63)	(0.10)	(1.18)
Net asset value, end of period	$50.76	$51.53	$48.70	$48.72	$54.84	$55.77
Total Return(e)
Based on net asset value	2.70%(f)	9.61%	2.19%	(10.05)%	(1.52)%	3.16%(g)
Ratios to Average Net Assets(h)
Total expenses	0.07%(i)	0.07%	0.07%	0.07%	0.08%	0.09%
Net investment income	2.47%(i)	2.34%	1.87%	1.21%	1.00%	0.99%
Supplemental Data
Net assets, end of period (000)	$6,984,496	$6,979,830	$4,763,137	$3,678,514	$3,887,844	$3,228,915
Portfolio turnover rate(j)	14%	20%	19%	11%	16%	36%
(a) Based on average shares outstanding.
(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d) A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e) Where applicable, assumes the reinvestment of distributions.
(f) Not annualized.
(g) Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i) Annualized.
(j) Portfolio turnover rate excludes in-kind transactions, if any.
See notes to financial statements.
Financial Highlights

Notes to Financial Statements (unaudited)
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
iShares ETF	Diversification Classification
Core 1-5 Year USD Bond	Diversified
Core International Aggregate Bond	Non-diversified
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed (the "trade dates"). Realized gains and losses on investment transactions are determined using the specific identification method.  Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund's books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests.  These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows:  foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of April 30, 2025, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
Segment Reporting:  The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.
The Chief Financial Officer acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment  Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date.  U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds' investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
• Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
• Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless BFA determines such method does not represent fair value.
• Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s NAV.
• Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).  The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair  Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
• Level  2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
• Level 3 – Inputs that are unobservable and significant to entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
To mitigate counterparty risk, a fund enters into a two-way collateral agreement for TBA transactions with certain counterparties. Under such agreement, the “in-the-money” party of a TBA transaction may at any time require the other party to pledge collateral assets (in the form of cash or securities) to offset any loss the in-the-money party would incur upon cancellation of the TBA transaction. A party is in-the-money if they are the buyer and the market value of the TBA transaction increases or if they are the seller and the market value of the TBA transaction decreases. Cash collateral received from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is noted in the Schedule of Investments and the obligation to return the collateral is presented as a liability in the Statements of Assets and Liabilities. Securities pledged as collateral by a fund, if any, are noted in the Schedule of Investments.
Mortgage Dollar Roll Transactions: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Non-Cash Collateral Received, at Fair Value(a)	Net Amount
Core 1-5 Year USD Bond
Barclays Bank PLC	$4,368,777	$(4,368,777)	$—	$—
Barclays Capital, Inc.	337,761	(337,761)	—	—
BMO Capital Markets Corp.	45,916	(45,916)	—	—
BNP Paribas SA	2,277,867	(2,277,867)	—	—
BofA Securities, Inc.	769,764	(769,764)	—	—
Citigroup Global Markets, Inc.	268,231	(268,231)	—	—
Deutsche Bank Securities, Inc.	191,564	(191,564)	—	—
Goldman Sachs & Co. LLC	1,236,979	(1,236,979)	—	—
J.P. Morgan Securities LLC	3,377,549	(3,377,549)	—	—
Jefferies LLC	394,489	(394,489)	—	—
Morgan Stanley	2,065,019	(2,065,019)	—	—
National Bank Financial Inc.	905,170	(905,170)	—	—
Pershing LLC	702,550	(702,550)	—	—
RBC Capital Markets LLC	506,798	(506,798)	—	—
Scotia Capital (USA), Inc.	304,728	(304,728)	—	—
Scotia Capital Inc	297,177	(297,177)	—	—
State Street Bank & Trust Co.	15,755	(15,755)	—	—
UBS Securities LLC	1,812	(1,812)	—	—
Wells Fargo Securities LLC	814,397	(814,397)	—	—
	$18,882,303	$(18,882,303)	$—	$—

(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s
Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock Finance, Inc. BlackRock Finance, Inc.'s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. DERIVATIVE FINANCIAL INSTRUMENTS
Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of  Assets and Liabilities.  A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets.  BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF	Investment Advisory Fees
Core 1-5 Year USD Bond	0.06%
Core International Aggregate Bond	0.07
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Core 1-5 Year USD Bond ETF, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through February 28, 2029 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other registered investment companies advised by BFA or its affiliates.
This amount is included in investment advisory fees waived in the Statement of Operations. For the six months ended April 30, 2025, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
iShares ETF	Amounts Waived
Core 1-5 Year USD Bond	$10,343

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
Sub-Adviser: BFA has entered into separate sub-advisory agreements with BlackRock International Limited and BlackRock (Singapore) Limited (together, the “Sub-Advisers”), both affiliates of BFA, under which BFA pays each of the Sub-Advisers for services it provides to the iShares Core International Aggregate Bond ETF.
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions.  As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. BlackRock Cash Funds: Institutional may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, BlackRock Cash Funds: Institutional will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. BlackRock Cash Funds: Institutional will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If BlackRock Cash Funds: Institutional cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended April 30, 2025, the Funds paid BTC the following amounts for securities lending agent services:
iShares ETF	Amounts
Core 1-5 Year USD Bond	$38,155
Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates.
Other Transactions: Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate.  The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. PURCHASES AND SALES
For the six months ended April 30, 2025, purchases and sales of investments, including mortgage dollar rolls and excluding short-term securities and in-kind transactions, were as follows:
	U.S. Government Securities		Other Securities
iShares ETF	Purchases	Sales	Purchases	Sales
Core 1-5 Year USD Bond	$420,346,085	$422,920,733	$292,838,140	$284,623,812
Core International Aggregate Bond	—	—	979,853,948	1,196,043,276
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
For the six months ended April 30, 2025, in-kind transactions were as follows:
iShares ETF	In-kind Purchases	In-kind Sales
Core 1-5 Year USD Bond	$464,509,088	$91,440,365
Core International Aggregate Bond	224,131,301	279,108,021
8. INCOME TAX INFORMATION
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes.  It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of April 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
As of October 31, 2024, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
iShares ETF	Non-Expiring Capital Loss Carryforwards
Core 1-5 Year USD Bond	$(162,180,953)
Core International Aggregate Bond	(92,340,887)
As of April 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core 1-5 Year USD Bond	$4,507,735,853	$49,667,228	$(44,833,777)	$4,833,451
Core International Aggregate Bond	6,999,656,780	276,393,931	(605,884,907)	(329,490,976)
9. PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations.  Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Funds are not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

2025 iShares Semi-Annual Financial Statements and Additional Information

Notes to Financial Statements (unaudited) (continued)
The iShares Core International Aggregate Bond ETF may invest directly in the domestic bond market in the People’s Republic of China (“China” or the “PRC”) (the “China Interbank Bond Market”) through the northbound trading of Bond Connect (“Bond Connect”). The Fund may be exposed to additional risks when investing in the China Interbank Bond Market, such as (i) low or nonexistent trading volume, resulting in a lack of liquidity and increased volatility in prices for such securities; (ii) political and economic instability, and regulatory and tax risks (iii) potential delays and disruptions in the functionality of the newly developed trading platforms and operational systems, or the potential that Bond Connect ceases to operate; (iv) settlement and custody risks due to the link between the offshore custody agent and onshore custodians and clearing institutions; and (v) currency risk. In such event, there is no assurance that the Fund will achieve its investment objective.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities. Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which certain Funds invest.
Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.
Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. These events and actions have adversely affected, and may in the future adversely affect, the value and exchange rate of the Euro and may continue to significantly affect the economies of every country in Europe, including countries that do not use the Euro and non-European Union member states. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching.  In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but have been, and may continue to be, significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.
Notes to Financial Statements

Notes to Financial Statements (unaudited) (continued)
Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds’ performance.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. CAPITAL SHARE TRANSACTIONS
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
	Six Months Ended 04/30/25		Year Ended 10/31/24
iShares ETF	Shares	Amount	Shares	Amount
Core 1-5 Year USD Bond
Shares sold	10,200,000	$490,466,591	9,400,000	$446,849,868
Shares redeemed	(2,000,000)	(96,032,160)	(11,700,000)	(556,172,389)
	8,200,000	$394,434,431	(2,300,000)	$(109,322,521)
Core International Aggregate Bond
Shares sold	11,100,000	$561,426,503	38,050,000	$1,913,265,631
Shares redeemed	(8,950,000)	(448,339,653)	(400,000)	(19,590,867)
	2,150,000	$113,086,850	37,650,000	$1,893,674,764
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash.  Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars.  Authorized Participants purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash.  Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

2025 iShares Semi-Annual Financial Statements and Additional Information

Additional Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
 • Go to icsdelivery.com.
 • If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Company’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets, when available, at iShares.com.
Additional Information

Glossary of Terms Used in these Financial Statements

Currency Abbreviation
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Polish Zloty
RON	Romanian Leu
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
USD	United States Dollar

Portfolio Abbreviation
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation
JSC	Joint Stock Company
NVS	Non-Voting Shares
PIK	Payment-in-kind
PJSC	Public Joint Stock Company
RB	Revenue Bonds
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate

2025 iShares Semi-Annual Financial Statements and Additional Information

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This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Bloomberg Index Services Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2025 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 –	Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7

Item 9 –	Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 –	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 –	Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 13 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 14 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 15 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 16 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17 –	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not Applicable

Item 18 –	Recovery of Erroneously Awarded Compensation – Not Applicable

Item 19 –	Exhibits attached hereto

(a)(1) Code of Ethics – Not Applicable to this semi-annual report

(a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable

(a)(3) Section 302 Certifications are attached

(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a)(5) Change in registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares Trust

Date: June 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Tan
Jessica Tan
President (principal executive officer) of
iShares Trust

Date: June 24, 2025

By:	/s/ Trent Walker
Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: June 24, 2025